UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: March 31

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
March 31, 2022
Annual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen All-American Municipal Bond Fund FLAAX FACCX FAAWX FAARX
Nuveen Intermediate Duration Municipal Bond Fund NMBAX NNCCX — NUVBX
Nuveen Limited Term Municipal Bond Fund FLTDX FAFJX — FLTRX
Nuveen Short Term Municipal Bond Fund FSHAX NAAEX — FSHYX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

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Table
of Contents

Chair’s Letter to Shareholders 4
Portfolio Managers’ Comments 5
Risk Considerations and Dividend Information 9
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries 10
Yields 23
Expense Examples 24
Report of Independent Registered Public Accounting Firm 26
Portfolios of Investments 27
Statement of Assets and Liabilities 271
Statement of Operations 273
Statement of Changes in Net Assets 274
Financial Highlights 276
Notes to Financial Statements 284
Important Tax Information 298
Additional Fund Information 299
Glossary of Terms Used in this Report 300
Annual Investment Management Agreement Approval Process 302
Liquidity Risk Management Program 309
Trustees and Officers 310

Chair’s Letter
to Shareholders
Dear Shareholders,
Markets have had a turbulent start to 2022. Global economic activity has been moderating from post-pandemic peaks, and crisis-era monetary and fiscal support programs are being phased out. Inflation has surged partially due to supply chain bottlenecks, which were initially caused by the pandemic and now have been exacerbated by Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak.
We are now almost three months into the Eastern European conflict and are witnessing the scale of the humanitarian crisis and the economic impact caused by this event. Market uncertainty is currently elevated, as the situations in Russia/Ukraine and China have increased inflation and recession risks. The U.S. Federal Reserve (Fed) and other central banks now face an even more difficult task of slowing inflation without pulling the economy into recession. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by
0.25% from near zero for the first time since the pandemic was declared two years ago and followed it with an increase of 0.5% in May 2022. Additional rate hikes are expected at all of the remaining Fed meetings this year. Forecasting was made difficult given the wide range of potential outcomes with regard to the Russia-Ukraine war, the resilience of China’s economy, the reopening of supply chains, the impact of inflation on economic growth, and the Fed’s response to inflation. Accordingly, markets are struggling with pricing these risks.
In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chairman of the Board
May 19, 2022

Portfolio Managers’
Comments

Nuveen All-American Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund
Nuveen Short Term Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. Portfolio managers John V. Miller, CFA, and Timothy T. Ryan, CFA, manage the Nuveen All-American
Municipal Bond Fund. Paul L. Brennan, CFA, and Stephen J. Candido, CFA, manage the Nuveen Intermediate Duration Municipal
Bond Fund. The Nuveen Limited Term Municipal Bond Fund and the Nuveen Short Term Municipal Bond Fund are managed by Paul
L. Brennan, CFA, and Christopher L. Drahn, CFA.
Here, the Funds’ portfolio managers review U.S. and municipal market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended March 31, 2022. For more information on the Funds’ investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and the municipal bond market during the twelve-month reporting period ended
March 31, 2022?
After making a full recovery from the pandemic in 2021, the U.S. economy unexpectedly weakened at the start of 2022. In 2021 overall, GDP grew by 5.7%, as the economy reopened with the help of $5.3 trillion in crisis-related aid from the federal government, the low borrowing rates for businesses and individuals maintained by the Federal Reserve (Fed), increasing COVID-19 vaccinations and improved treatments. Then, in the first quarter of 2022, lingering supply chain disruptions, exacerbated by the Russia-Ukraine war, offset strong domestic consumer demand. This shrank U.S. gross domestic product by -1.4% on an annualized basis, according to the advance estimate from the Bureau of Economic Analysis.
The return of consumer demand in early 2022 put upward pressure on inflation. However, as supply chains remained under stress and labor shortages continued, partly due to COVID-19 resurgences around the world and more recently the war in Eastern Europe, inflation appeared to be more durable than initially expected. The Fed responded by reducing its pandemic-era support programs and increased its target interest rate by 0.25% in March 2022, while signaling a potentially more aggressive than expected interest rate hiking cycle would follow. Interest rate and stock price volatility increased as markets considered whether the Fed could cool inflation without pulling the economy into recession. While some pandemic-related risks appeared to be receding, Russia’s invasion of Ukraine in late February 2022 brought forth another large-scale human tragedy with significant economic consequences. Inflation pressures rose further on anticipated supply disruptions in energy, metals and grains. Downside risks to global economic growth increased, and economic sanctions from Western countries sought to block Russia’s access to the global financial system. A more uncertain inflation and economic outlook also made the path toward monetary policy normalization more uncertain for the Fed and other central banks, contributing to elevated market volatility toward the end of the reporting period.
The broad municipal market declined over the twelve-month reporting period, with much of the weakness occurring in the last three months of the reporting period. Municipal yields rose across the maturity spectrum, most significantly at the short end of the curve as markets priced in a more aggressive pace of monetary tightening. The yield curve flattened overall, and shorter maturities outperformed longer maturities. Demand for municipal debt remained remarkably strong throughout 2021, but outflows followed in early 2022 as dealers reduced their inventories and investors increased redemptions from traditional municipal bond funds in the higher volatility environment. Nevertheless, credit spreads were generally stable as municipal fundamentals were strong and the municipal market remained relatively insulated from geopolitical concerns abroad.
Nuveen All-American Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2022?
The Fund focuses primarily on investment grade long-term municipal bonds with a weighted average maturity of more than 10 years. A large team of credit analysts seek value, targeting municipal bond market inefficiencies in pursuit of the Fund's goal to provide investors with as high a level of tax-exempt income as possible while also preserving capital. Some income may be subject to state and local taxes and to the federal alternative minimum tax.

Portfolio Managers’ Comments
(continued)

During the first nine months of the reporting period, amid a strong market environment for municipal bond investors, the municipal investment team’s priority was to seek to keep the Fund fully invested, preserve its dividend and build income. In the final three months of the reporting period, as rising inflation and interest rates appeared increasingly persistent, the municipal investment team took advantage of opportunities to reduce the portfolio’s duration (interest rate) risk. The Fund engaged in tax-loss selling.
This entailed selling bonds at lower prices and using the proceeds to purchase comparable securities at better yields, while simultaneously generating a tax loss that can be applied against future gains.
How did the Fund perform during the twelve-month reporting period ended March 31, 2022?
The Class A Shares of the All-American Municipal Bond Fund underperformed the S&P Municipal Bond Index for the twelve-month reporting period ended March 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Index.
Most of the Fund’s underperformance stemmed from duration positioning, especially in the first quarter of 2022. The portfolio had more sensitivity to the negative effects of rising interest rates than the index. In part, this reflected the Fund’s use of leverage through the Fund’s investments in inverse floating rate securities (sometimes referred to as tender option bond financing), which has the effect of increasing both the portfolio’s income and duration. As interest rates rose sharply in the quarter, this long-duration
Fund struggled accordingly. The Fund’s underweight to pre-refunded bonds also hampered relative performance, given the outperformance of these very short-duration, higher-quality securities. Overweights in several underperforming sectors, such as transportation, tobacco and water/sewer, also detracted from the Fund’s relative performance. In particular, within the tobacco sector, the Fund’s overweight position in zero coupon Golden State tobacco securitization bonds was a leading individual detractor from relative performance given the longer duration profile of the holdings.
Partially offsetting the relative detractors was the Fund’s overweight to outperforming health care and dedicated-tax bonds, and underweight to the lagging tax-supported sector. The Fund’s position in the stock of Energy Harbor also contributed to relative performance. This equity position came into the portfolio in 2020 as part of the bankruptcy restructuring of FirstEnergy Solutions, the predecessor of Energy Harbor and a former Fund holding. Energy Harbor’s shares rose meaningfully during the reporting period given strong demand for energy generation as the economy reopened. Another notable relative contributor was the Fund’s overweight to Brightline, a Florida rail project that continued to benefit from growing ridership.
Nuveen Intermediate Duration Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2022?
The Fund invests primarily in investment grade intermediate-term municipal bonds with a targeted weighted average effective duration between 4.5 and 7 years. A large team of credit analysts seek value, targeting municipal bond market inefficiencies in pursuit of the Fund's goal to provide investors with as high a level of tax-exempt income as possible while also preserving capital.
During the first nine months of the reporting period, the Fund was gradually positioned more defensively given lower yields and narrow credit spreads stemming from heightened demand. In the first quarter of 2022 as municipal bond market conditions became challenging, demand for longer-dated, lower rated bonds shrank, and investors pursued higher rated, shorter-duration bonds. The
Fund sold positions at favorable prices and reallocated to mid- and lower-quality bonds, which began to offer better long-term relative value.
How did the Fund perform during the twelve-month reporting period ended March 31, 2022?
The Class A Shares of the Intermediate Duration Municipal Bond Fund outperformed the S&P Municipal Bond Intermediate Index for the twelve-month reporting period ended March 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Intermediate Index.
The Fund’s outperformance was primarily driven by its credit quality positioning. The Fund’s relative overweight in the BBB-rated tier of the market and in the below investment grade and non-rated tiers contributed to relative performance given that these categories outperformed. Tax-supported holdings and various rail-related bond positions also contributed to relative performance.
The Fund’s position in the stock of Energy Harbor also contributed to relative performance. This equity position came into the portfolio in 2020 as part of the bankruptcy restructuring of FirstEnergy Solutions, the predecessor of Energy Harbor and a former
Fund holding. Energy Harbor’s shares rose meaningfully during the reporting period given strong demand for energy generation as the economy reopened.

Partially offsetting the relative contributors were the Fund’s overweight exposures to housing and tobacco bonds, which were two lagging categories during the reporting period. The Fund’s duration was slightly longer than the benchmark, which also hampered results in the rising rate environment in the first quarter of 2022.
Nuveen Limited Term Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2022?
The Fund invests primarily in investment grade short- to intermediate-term municipal bonds with a targeted average weighted maturity between 3 to 7 years. A large team of credit analysts seek value, targeting municipal bond market inefficiencies in pursuit of the Fund's goal to provide investors with as high a level of tax-exempt income as possible while also preserving capital.
During the first nine months of the reporting period, the Fund was gradually positioned more defensively given lower yields and narrow credit spreads stemming from heightened demand. In the first quarter of 2022 as municipal bond market conditions became challenging, demand for longer-dated, lower rated bonds shrank, and investors pursued higher rated, shorter-duration bonds. The
Fund sold positions at favorable prices and reallocated to mid- and lower-quality bonds, which began to offer better long-term relative value.
How did the Fund perform during the twelve-month reporting period ended March 31, 2022?
The Class A Shares of the Limited Term Municipal Bond Fund outperformed the S&P Municipal Bond Short Intermediate Index for
the twelve-month reporting period ended March 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Short Intermediate Index.
Credit quality positioning positively contributed to the Fund’s relative performance. By maintaining more exposure than the benchmark to the BBB-rated segment, as well as to below investment grade and non-rated bonds, the Fund benefited as these credit tiers outperformed. The Fund’s overweight to certain tax-supported bond positions and selected holdings related to rail transportation added value. The Fund’s position in the stock of Energy Harbor also contributed to relative performance. This equity position came into the portfolio in 2020 as part of the bankruptcy restructuring of FirstEnergy Solutions, the predecessor of Energy
Harbor and a former Fund holding. Energy Harbor’s shares rose meaningfully during the reporting period given strong demand for energy generation as the economy reopened. Although the Fund’s duration was close to that of the benchmark, a relative overweight to shorter-duration bonds also contributed to relative results since these securities are less sensitive to interest rate changes.
Partially offsetting the relative contributors were the Fund’s allocations to tobacco and housing-related issues, both of which lagged the index for the reporting period.
Nuveen Short Term Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2022?
The Fund maintains a portfolio of primarily investment grade, short-term municipal bonds with a targeted average weighted maturity of 3 years or less. The Fund seeks to provide current income exempt from regular federal income taxes to the extent consistent with preservation of capital.
In the final quarter of 2021, the Fund began to experience significant outflows. The municipal investment team responded by reducing its allocation to cash and shorter-maturity bonds while also selling certain longer-dated holdings. With these transactions, the portfolio’s overall duration was very modestly reconfigured and extended.
How did the Fund perform during the twelve-month reporting period ended March 31, 2022?
The Class A Shares of the Nuveen Short Term Municipal Bond Fund underperformed the S&P Municipal Bond Short Index for the twelve-month reporting period ended March 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Short Index.

Portfolio Managers’ Comments
(continued)

Duration positioning was the primary detractor from relative performance over the reporting period. The portfolio’s duration exceeded that of the benchmark, exposing the Fund more fully to the negative effects of rising interest rates. This was especially true during the challenging market conditions in the first quarter of 2022, when most of the Fund’s relative underperformance occurred. The Fund was also overweight in the industrial development revenue bond sector, which underperformed during the reporting period. Individually, overweights to Tennergy Corporation gas revenue bonds and Harris County (Texas) bonds for
Memorial Hermann Health System were the top two relative detractors. As two of the portfolio’s larger and longer-duration holdings, they detracted disproportionately in the rising interest rate environment.
Partially offsetting the Fund’s relative underperformance was its credit quality positioning, primarily a modest overweight in the
BBB-rated credit tier. Sector positioning also contributed, especially the Fund’s exposure to certain health care segments, such as senior living, and a modest underweight to the lagging water/sewer category. The Fund’s position in the stock of Energy Harbor also contributed to relative performance. This equity position came into the portfolio in 2020 as part of the bankruptcy restructuring of FirstEnergy Solutions, the predecessor of Energy Harbor and a former Fund holding. Energy Harbor’s shares rose meaningfully during the reporting period given strong demand for energy generation as the economy reopened. Another notable relative contributor was the Fund’s overweight to Brightline, a Florida rail project that continued to benefit from growing ridership.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard
& Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations and Dividend
Information

Risk Considerations
Nuveen All American Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. In addition, the Fund periodically engages in a moderate amount of portfolio leverage and in doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
Nuveen Intermediate Duration Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the
Fund’s exposure to volatility and interest rate risk.
Nuveen Limited Term Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the
Fund’s exposure to volatility and interest rate risk.
Nuveen Short Term Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the
Fund’s exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

Fund Performance, Expense Ratios,
Effective Leverage and Holding Summaries
The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results.
Investment returns and principal value will
fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of a
Fund’s effective leverage ratio.
Holding Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen All-American Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
March 31, 2022
11
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Re-
port for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C have a 1% CDSC for redemptions within less than twelve months, which is not reflect-
ed in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A
Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of March 31, 2022
Total Returns as of
March 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 10/03/88 (5.76)% 2.87% 3.55% 0.69%
Class A Shares at maximum Offering Price 10/03/88 (9.72)% 1.99% 3.11% —
S&P Municipal Bond Index — (3.61)% 2.57% 2.99% —
Lipper General & Insured Municipal Debt Funds Classification
Average — (4.30)% 2.47% 2.83% —
Class I Shares 2/06/97 (5.55)% 3.07% 3.75% 0.49%
Total Returns as of
March 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (6.54)% 2.04% 2.88% 1.49%
Class R6 Shares 6/30/16 (5.58)% 3.11% 2.15% 0.45%
Effective Leverage Ratio 11.38%

Growth of an Assumed $10,000 Investment as of March 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of March 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 111 .0%
Common Stocks 0 .6%
Variable Rate Senior Loan
Interests 0 .0%
Other Assets Less Liabilities 1.1%
Net Assets Plus Floating Rate
Obligations 112 .7%
Floating Rate Obligations (12.7)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 2.2%
AAA 4.0%
AA 30.6%
A 24.0%
BBB 13.3%
BB or Lower 5.4%
N/R (not rated) 20.0%
N/A (not applicable) 0.5%
Total 100%
Portfolio Composition
(% of total investments)
Transportation 22.5%
Health Care 17.9%
Tax Obligation/Limited 17.0%
Tax Obligation/General 11.6%
Utilities 11.4%
Education and Civic
Organizations 6.9%
Industrials 2.6%
Other 9.6%
Common Stocks 0.5%
Variable Rate Senior Loan
Interests 0.0%
Total 100%
States and Territories
1
(% of total municipal bonds)
New York 17.2%
California 15.9%
Florida 7.4%
Illinois 6.1%
Texas 5.9%
Colorado 4.0%
Tennessee 4.0%
Pennsylvania 3.4%
New Jersey 2.8%
Missouri 2.8%
Wisconsin 2.2%
Massachusetts 2.2%
Arizona 2.1%
Puerto Rico 2.1%
Ohio 1.5%
Other 20.4%
Total 100%
1 See Portfolio of Investments for the remaining states comprising "Other" and not listed in the States and Territories above.

Nuveen Intermediate Duration Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
March 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Re-
port for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Intermediate Index.
** Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of March 31, 2022
Total Returns as of
March 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 6/13/95 (3.66)% 2.53% 2.62% 0.64%
Class A Shares at maximum Offering Price 6/13/95 (6.59)% 1.91% 2.31% —
S&P Municipal Bond Intermediate Index — (4.07)% 2.34% 2.68% —
Lipper Intermediate Municipal Debt Funds Classification Average — (3.87)% 1.99% 2.12% —
Class I Shares 11/29/76 (3.46)% 2.75% 2.82% 0.44%
Total Returns as of
March 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (4.34)% 1.74% 1.85% 1.44%
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of March 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios, Effective Leverage and Holding
Summaries
March 31, 2022 (continued)
Holdings Summaries as of March 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 95 .8%
Common Stocks 1 .7%
Asset-Backed and Mortgage-
Backed Securities 0 .1%
Short-Term Municipal Bonds 0 .3%
Other Assets Less Liabilities 2.1%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 5.9%
AAA 6.2%
AA 27.9%
A 27.6%
BBB 14.0%
BB or Lower 4.1%
N/R (not rated) 12.6%
N/A (not applicable) 1.7%
Total 100%
Portfolio Composition
(% of total investments)
Utilities 15.9%
Health Care 14.1%
Tax Obligation/Limited 13.6%
Transportation 13.3%
Tax Obligation/General 12.9%
Housing/Single Family 8.3%
U.S. Guaranteed 6.0%
Other 14.2%
Common Stocks 1.7%
Total 100%
States and Territories
1
(% of total municipal bonds)
Illinois 9.9%
New York 6.7%
New Jersey 5.4%
Pennsylvania 5.3%
Texas 4.7%
California 4.5%
Florida 4.4%
Ohio 3.4%
Indiana 3.0%
Puerto Rico 2.8%
Louisiana 2.7%
Colorado 2.7%
Michigan 2.6%
Georgia 2.6%
Washington 2.6%
Oklahoma 2.3%
Alabama 2.3%
Virginia 2.2%
Kentucky 2.0%
Arizona 1.9%
Connecticut 1.8%
Wisconsin 1.6%
Maryland 1.5%
Massachusetts 1.5%
Tennessee 1.5%
Other 18.1%
Total 100%
1 See Portfolio of Investments for the remaining states comprising "Other" and not listed in the States and Territories above.

Nuveen Limited Term Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
March 31, 2022
17
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Re-
port for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Short-Intermediate Index.
** Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of March 31, 2022
Total Returns as of
March 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 10/19/87 (2.55)% 1.78% 1.61% 0.61%
Class A Shares at maximum Offering Price 10/19/87 (4.98)% 1.26% 1.35% —
S&P Municipal Bond Short-Intermediate Index — (3.30)% 1.49% 1.66% —
Lipper Short-Intermediate Municipal Debt Funds Classification
Average — (3.51)% 1.24% 1.31% —
Class I Shares 2/06/97 (2.35)% 1.99% 1.81% 0.41%
Total Returns as of
March 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (3.25)% 0.98% 0.81% 1.41%
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of March 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of March 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 98 .2%
Common Stocks 2 .0%
Short-Term Municipal Bonds 0 .1%
Other Assets Less Liabilities (0.3)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.9%
AAA 8.5%
AA 30.4%
A 23.7%
BBB 8.7%
BB or Lower 1.7%
N/R (not rated) 23.1%
N/A (not applicable) 2.0%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/General 25.4%
Utilities 17.7%
Tax Obligation/Limited 15.7%
Health Care 10.3%
Transportation 8.8%
Housing/Single Family 6.1%
Housing/Multifamily 2.4%
Other 11.6%
Common Stocks 2.0%
Total 100%
States and Territories
1
(% of total municipal bonds)
New York 8.9%
New Jersey 6.6%
Illinois 5.6%
California 4.4%
Louisiana 4.3%
Pennsylvania 4.3%
Florida 3.7%
Texas 3.7%
Oklahoma 3.6%
Connecticut 3.6%
Ohio 3.5%
Indiana 2.9%
Puerto Rico 2.9%
Kentucky 2.8%
Massachusetts 2.6%
Washington 2.4%
Georgia 2.4%
Virginia 2.1%
Maryland 1.9%
Wisconsin 1.8%
South Carolina 1.7%
Colorado 1.7%
Alabama 1.7%
Michigan 1.7%
Arizona 1.7%
Other 17.5%
Total 100%
1 See Portfolio of Investments for the remaining states comprising "Other" and not listed in the States and Territories above.

Nuveen Short Term Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
March 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Re-
port for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Short Index.
** Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of March 31, 2022
Total Returns as of
March 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 10/25/02 (2.80)% 0.76% 0.84% 0.68%
Class A Shares at maximum Offering Price 10/25/02 (5.23)% 0.24% 0.59% —
S&P Municipal Bond Short Index — (2.10)% 1.09% 1.05% —
Lipper Short Municipal Debt Funds Classification Average — (2.04)% 0.82% 0.72% —
Class I Shares 10/25/02 (2.51)% 0.99% 1.05% 0.48%
Total Returns as of
March 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (3.50)% (0.04)% (0.02)% 1.48%
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of March 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios, Effective Leverage and Holding
Summaries
March 31, 2022 (continued)
Holdings Summaries as of March 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 94 .0%
Common Stocks 0 .2%
Short-Term Municipal Bonds 1 .8%
Other Assets Less Liabilities 4.0%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 2.5%
AAA 7.7%
AA 39.8%
A 32.8%
BBB 7.3%
BB or Lower 0.9%
N/R (not rated) 8.8%
N/A (not applicable) 0.2%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/General 21.9%
Health Care 21.0%
Transportation 15.8%
Utilities 15.0%
Tax Obligation/Limited 9.4%
Education and Civic
Organizations 5.0%
U.S. Guaranteed 2.6%
Other 9.1%
Common Stocks 0.2%
Total 100%
States and Territories
1
(% of total municipal bonds)
Texas 11.3%
Minnesota 7.6%
Illinois 6.1%
Missouri 5.5%
New Jersey 5.2%
Wisconsin 4.9%
Florida 4.1%
Alabama 3.9%
Arizona 3.9%
Iowa 3.4%
Colorado 3.4%
Ohio 3.0%
Indiana 2.5%
Pennsylvania 2.5%
California 2.4%
Washington 2.3%
Louisiana 2.2%
Georgia 1.9%
National 1.8%
New Mexico 1.6%
Tennessee 1.6%
Michigan 1.5%
Utah 1.5%
North Carolina 1.4%
New York 1.4%
Other 13.1%
Total 100%
1 See Portfolio of Investments for the remaining states comprising "Other" and not listed in the States and Territories above.

Yields
as of March 31, 2022

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen All-American Municipal Bond Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 2 .85% 2 .06% 3 .23% 3 .18%
SEC 30-Day Yield 2 .60% 1 .90% 2 .95% 2 .91%
Taxable-Equivalent Yield (40.8%)
2
4 .39% 3 .21% 4 .98% 4 .91%
Nuveen Intermediate Duration Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 1 .74% 0 .93% 2 .05%
SEC 30-Day Yield 1 .61% 0 .86% 1 .86%
Taxable-Equivalent Yield (40.8%)
2
2 .71% 1 .45% 3 .13%
Nuveen Limited Term Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 0 .86% 0 .06% 1 .10%
SEC 30-Day Yield 1 .10% 0 .33% 1 .32%
Taxable-Equivalent Yield (40.8%)
2
1 .86% 0 .56% 2 .23%
Nuveen Short Term Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 0 .60% – % 0 .85%
SEC 30-Day Yield 1 .00% 0 .24% 1 .21%
Taxable-Equivalent Yield (40.8%)
2
1 .68% 0 .40% 2 .04%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended March 31, 2022.
The beginning of the period is October 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen All-American Municipal Bond Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $920.90 $916.95 $921.69 $922.14
Expenses Incurred During the Period $3.07 $6.88 $1.96 $2.11
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.74 $1,017.75 $1,022.89 $1,022.74
Expenses Incurred During the Period $3.23 $7.24 $2.07 $2.22
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.63%, 1.43%, 0.40% and 0.43% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Intermediate Duration Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $951.24 $948.36 $952.40
Expenses Incurred During the Period $3.06 $6.90 $2.09
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.79 $1,017.85 $1,022.79
Expenses Incurred During the Period $3.18 $7.14 $2.17
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.64%, 1.44% and 0.44% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).

Nuveen Limited Term Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $966.54 $962.54 $967.46
Expenses Incurred During the Period $2.84 $6.75 $1.91
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,022.04 $1,018.05 $1,022.99
Expenses Incurred During the Period $2.92 $6.94 $1.97
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.58%, 1.38% and 0.39% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Short Term Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $970.53 $967.39 $971.70
Expenses Incurred During the Period $3.29 $7.21 $2.31
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.59 $1,017.60 $1,022.59
Expenses Incurred During the Period $3.38 $7.39 $2.37
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.67%, 1.47% and 0.47% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Nuveen Municipal Trust and Board of Directors of Nuveen
Investment Funds, Inc. and Shareholders of Nuveen All-American Municipal Bond Fund,
Nuveen Intermediate Duration Municipal Bond Fund, Nuveen Limited Term Municipal Bond
Fund and Nuveen Short Term Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen All-American Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund and Nuveen
Limited Term Municipal Bond Fund (three of the funds constituting Nuveen Municipal Trust) and Nuveen Short Term
Municipal Bond Fund (one of the funds constituting Nuveen Investment Funds, Inc.) (hereafter collectively referred to as the "Funds") as of March 31, 2022, the related statements of operations for the year ended March 31, 2022, the statements of changes in net assets for each of the two years in the period ended March 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2022 and each of the financial highlights for each of the five years in the period ended March 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewatehouseCoopers LLP
Chicago, Illinois
May 27, 2022
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen All-American Municipal Bond Fund
Portfolio of Investments March 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 111.6%
MUNICIPAL BONDS - 111.0%
Alabama - 1.4%
Birmingham-Jefferson Civic Center Authority, Alabama,
Special Tax Bonds, Series 2018A:
$ 3,500 4.000%, 7/01/38 7/28 at 100.00 Aa3 $ 3,632,300
3,500 4.000%, 7/01/43 7/28 at 100.00 Aa3 3,588,585
2,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B 2,226,000
21,455 Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B,
3.000%, 6/01/50 - AGM Insured, (UB) (4)
6/30 at 100.00 AA 18,658,555
4,220 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2016A, 5.000%, 2/01/41
2/26 at 100.00 A- 4,551,692
10,000 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2021, 3.000%, 2/01/46
8/31 at 100.00 N/R 8,754,600
4,500 Jefferson County, Alabama, Sewer Revenue Warrants, Capital
Appreciation Subordinate Lien Series 2013F, 0.000%, 10/01/50 (5)
10/23 at 105.00 BBB 4,585,275
2,800 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.500%, 10/01/53
10/23 at 105.00 BBB 3,118,920
14,175 Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series
2016A, 5.000%, 9/01/46
No Opt. Call A2 16,658,035
500 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R 521,540
12,295 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49, (Mandatory
Put 4/01/24)
1/24 at 100.27 A 12,621,186
7,985 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49, (Mandatory
Put 6/01/24)
3/24 at 100.29 A1 8,233,733
Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining
Project, Refunding Series 2019A:
2,838 4.500%, 5/01/32, 144A 5/29 at 100.00 N/R 2,786,158
17,025 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R 17,489,612
106,793 Total Alabama 107,426,191
Alaska - 0.2%
Alaska Industrial Development and Export Authority,
Revenue Bonds, Greater Fairbanks Community Hospital
Foundation Project, Refunding Series 2019:
2,000 4.000%, 4/01/30 4/29 at 100.00 A+ 2,170,860
2,045 4.000%, 4/01/31 4/29 at 100.00 A+ 2,213,324
2,000 4.000%, 4/01/32 4/29 at 100.00 A+ 2,155,080
615 4.000%, 4/01/34 4/29 at 100.00 A+ 658,468
3,855 Alaska Municipal Bond Bank, General Obligation Bonds, Refunding Three
Series 2016, 5.000%, 12/01/27
No Opt. Call A+ 4,413,821
205 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50
6/31 at 100.00 BBB+ 205,474

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
28
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alaska (continued)
$ 1,530 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-1 Class 2, 4.000%, 6/01/50
6/31 at 100.00 BBB- $ 1,507,019
9,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%, 6/01/66
6/31 at 30.73 N/R 1,161,900
21,250 Total Alaska 14,485,946
Arizona - 2.3%
1,500 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R 1,615,755
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017A:
1,100 5.250%, 7/01/47, 144A 7/26 at 100.00 BB 1,173,414
1,000 5.375%, 7/01/50, 144A 7/26 at 100.00 BB 1,070,400
1,250 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/49, 144A
7/29 at 100.00 BB 1,303,075
585 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/40, 144A
7/28 at 100.00 BB+ 586,907
20,000 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group, Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/51, 144A
12/31 at 100.00 N/R 16,924,600
Arizona Industrial Development Authority, Hospital
Revenue Bonds, Phoenix Children's Hospital, Series 2020A:
4,625 3.000%, 2/01/45, (UB) (4) 2/30 at 100.00 A1 4,080,915
10,100 4.000%, 2/01/50, (UB) (4) 2/30 at 100.00 AA- 10,468,953
3,045 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A+ 3,070,700
4,075 Maricopa County Industrial Dev Authority, Arizona, Exempt Facilities
Revenue Bonds, Commercial Metals Company Project, Series 2022,
4.000%, 10/15/47, (AMT), 144A
1/26 at 104.00 N/R 4,042,685
Maricopa County Industrial Development Authority,
Arizona, Education Revenue Bonds, Legacy Traditional
Schools Projects, Taxable Series 2019B:
1,150 4.000%, 7/01/29, 144A No Opt. Call BB+ 1,187,226
1,175 5.000%, 7/01/49, 144A 7/29 at 100.00 BB+ 1,248,931
Maricopa County Industrial Development Authority,
Arizona, Hospital Revenue Bonds, HonorHealth, Series
2019A:
1,250 5.000%, 9/01/37 9/28 at 100.00 A+ 1,441,012
935 5.000%, 9/01/42 9/28 at 100.00 A+ 1,071,884
11,500 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 3.000%, 9/01/51, (UB) (4)
3/31 at 100.00 A+ 9,871,025
8,430 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017D, 3.000%, 1/01/48, (UB) (4)
7/30 at 100.00 AA- 7,368,073
10,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2019E, 3.000%, 1/01/49, (UB) (4)
7/30 at 100.00 AA- 8,701,000
8,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Demand Series 2019F, 3.000%,
1/01/49, (UB) (4)
7/30 at 100.00 AA- 6,960,800

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 3,765 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 1.080%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread) (6)
10/23 at 100.00 AA- $ 3,781,491
2,500 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement Project 2011 and 2017,
Series 2018, 5.000%, 7/01/36
7/27 at 100.00 AAA 2,821,850
115 Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health
Corporation, Series 2005, 5.000%, 4/01/25, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R (7) 119,277
Phoenix Civic Improvement Corporation, Arizona, Rental
Car Facility Charge Revenue Bonds, Series 2019A:
1,930 5.000%, 7/01/28 No Opt. Call A3 2,195,645
3,340 5.000%, 7/01/29 No Opt. Call A3 3,853,658
3,560 5.000%, 7/01/30 7/29 at 100.00 A3 4,106,567
5,775 5.000%, 7/01/31 7/29 at 100.00 A3 6,644,888
1,500 5.000%, 7/01/33 7/29 at 100.00 A3 1,720,905
1,000 5.000%, 7/01/38 7/29 at 100.00 A3 1,134,580
7,365 5.000%, 7/01/39 7/29 at 100.00 A3 8,319,357
7,295 4.000%, 7/01/45 7/29 at 100.00 A3 7,646,984
7,200 5.000%, 7/01/45 7/29 at 100.00 A3 8,057,952
Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B:
1,650 5.500%, 7/01/31 - FGIC Insured No Opt. Call AA 2,018,643
6,000 5.500%, 7/01/39 - FGIC Insured No Opt. Call AA 7,868,760
165 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Choice Academies Charter Schools Project, Series
2012, 4.875%, 9/01/22
No Opt. Call BB 166,495
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward Delivery:
1,710 4.000%, 6/15/41, 144A 6/26 at 100.00 N/R 1,639,428
2,000 4.000%, 6/15/51, 144A 6/26 at 100.00 N/R 1,832,800
2,285 4.000%, 6/15/57, 144A 6/26 at 100.00 N/R 2,041,008
400 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2016,
6.500%, 2/01/48, 144A
2/24 at 100.00 N/R 411,924
2,720 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 3.000%, 4/01/51, (UB) (4)
4/31 at 100.00 A 2,376,464
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
1,000 5.250%, 12/01/28 No Opt. Call A3 1,139,430
13,155 5.000%, 12/01/32 No Opt. Call A3 15,240,199
7,675 5.000%, 12/01/37 No Opt. Call A3 9,102,857
173,825 Total Arizona 176,428,517
Arkansas - 0.5%
18,840 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 Ba3 19,209,641
9,730 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 Ba3 10,113,362

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
30
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arkansas (continued)
Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1:
$ 1,300 5.000%, 9/01/37 9/30 at 100.00 BBB+ $ 1,490,710
1,000 5.000%, 9/01/38 9/30 at 100.00 BBB+ 1,144,940
1,700 5.000%, 9/01/40 9/30 at 100.00 BBB+ 1,940,550
4,000 5.000%, 9/01/44 9/30 at 100.00 BBB+ 4,533,680
36,570 Total Arkansas 38,432,883
California - 17.8%
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien
Series   2016B:
14,510 5.000%, 10/01/35 10/26 at 100.00 BBB+ 15,906,588
4,300 5.000%, 10/01/36 10/26 at 100.00 BBB+ 4,709,231
6,045 5.000%, 10/01/37 10/26 at 100.00 BBB+ 6,615,527
4,845 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Election 2016 Series 2022C, 3.000%, 11/01/51 - BAM
Insured
11/31 at 100.00 N/R 4,318,930
9,715 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C, 0.000%, 5/01/47 (5)
5/40 at 100.00 Aa3 7,838,742
10,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/38
4/27 at 100.00 AA- 10,654,900
2,000 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%,
9/02/36
9/24 at 100.00 N/R 2,097,420
7,630 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 6,724,548
510 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Junior Lien Series 2021A-2,
4.000%, 8/01/46, 144A
8/31 at 100.00 N/R 441,818
3,260 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 2,503,093
17,260 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 14,884,334
25,260 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 25,257,979
7,395 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 N/R 7,454,604
18,935 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 18,308,820
890 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 BBB- 963,621
12,675 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R 2,311,667
5,450 California Educational Facilities Authority, Revenue Bonds, Chapman
University, Series 2017B, 4.000%, 4/01/47
4/27 at 100.00 A2 5,631,866
10,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 A1 11,277,700

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 4,650 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 A1 (7) $ 5,137,646
4,500 California Health Facilities Financing Authority, Revenue Bonds,  Lucile
Salter Packard Children's Hospital at Stanford, Refunding Series 2022A.
Forward Delivery, 4.000%, 5/15/46 (WI/DD, Settling 5/17/22)
5/32 at 100.00 AA- 4,784,985
California Health Facilities Financing Authority, Revenue
Bonds, Cedars-Sinai Health System, Series 2021A:
7,820 4.000%, 8/15/48, (UB) (4) 8/31 at 100.00 N/R 8,326,110
27,075 3.000%, 8/15/51, (UB) (4) 8/31 at 100.00 N/R 25,027,047
1,670 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 BBB+ 1,870,116
16,400 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 A+ 17,663,128
California Health Facilities Financing Authority, Revenue
Bonds, CommonSpirit Health,  Series 2020A:
1,810 4.000%, 4/01/44 4/30 at 100.00 BBB+ 1,856,246
1,970 4.000%, 4/01/45 4/30 at 100.00 BBB+ 2,012,414
1,065 4.000%, 4/01/49 4/30 at 100.00 BBB+ 1,084,383
3,015 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 AA 3,228,010
California Health Facilities Financing Authority, Revenue
Bonds, El Camino Hospital, Series 2017:
1,395 5.000%, 2/01/30 2/27 at 100.00 AA 1,565,748
1,105 5.000%, 2/01/31 2/27 at 100.00 AA 1,239,180
13,305 California Health Facilities Financing Authority, Revenue Bonds, PIH
Health, Series 2020A, 3.000%, 6/01/47
6/30 at 100.00 A 11,565,770
485 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 AA- 515,128
2,185 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A, 5.000%, 7/01/37, (Pre-refunded
7/01/23)
7/23 at 100.00 AA- (7) 2,273,580
2,320 California Health Facilities Financing Authority, Revenue Bonds, Sutter
Health, Series 2013A, 5.000%, 8/15/52, (Pre-refunded 8/15/23)
8/23 at 100.00 A1 (7) 2,422,521
9,477 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 9,895,148
1,940 California Infrastructure and Economic Development Bank, Lease Revenue
Bonds, California State Teachers' Retirement System Headquarters
Expansion, Green Bond-Climate Bond Certified Series 2019, 5.000%,
8/01/49
8/29 at 100.00 AA 2,209,175
California Infrastructure and Economic Development Bank,
Revenue Bonds, California Science Center Phase III Project,
Green Series 2021B:
2,460 4.000%, 5/01/46 11/31 at 100.00 N/R 2,599,777
2,855 4.000%, 5/01/51 11/31 at 100.00 N/R 3,003,574
7,420 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Science Center Phase III Project, Series 2021A,
4.000%, 5/01/55
11/31 at 100.00 N/R 7,801,165
5,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, Los Angeles County Museum of Natural History Foundation,
Series 2020, 4.000%, 7/01/50
7/30 at 100.00 A2 5,316,450

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
32
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Municipal Finance Authority, Charter School
Lease Revenue Bonds, Nova Academy Project, Series
2016A:
$ 1,850 5.000%, 6/15/36, 144A 6/26 at 100.00 BB $ 1,943,314
2,425 5.000%, 6/15/46, 144A 6/26 at 100.00 BB 2,512,930
610 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B,
5.000%, 10/01/39, 144A
10/27 at 100.00 N/R 626,482
1,495 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46,
144A
7/26 at 100.00 BB 1,581,381
California Municipal Finance Authority, Revenue Bonds,
Biola University, Refunding Series 2017:
470 5.000%, 10/01/29 10/27 at 100.00 Baa1 523,425
1,165 5.000%, 10/01/30 10/27 at 100.00 Baa1 1,293,569
California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A:
7,745 5.000%, 7/01/42 7/27 at 100.00 Baa2 8,613,059
7,385 5.000%, 7/01/47 7/27 at 100.00 Baa2 8,167,884
5,000 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 Baa2 5,560,400
34,325 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/43, (AMT)
6/28 at 100.00 BBB- 37,400,177
6,750 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018B, 5.000%, 6/01/48, (AMT)
6/28 at 100.00 BBB- 7,285,072
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
1,000 5.000%, 11/01/30 11/26 at 100.00 BBB- 1,094,250
1,040 5.250%, 11/01/31 11/26 at 100.00 BBB- 1,152,299
California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A:
1,750 5.000%, 2/01/42 2/27 at 100.00 A- 1,957,410
8,875 5.000%, 2/01/47 2/27 at 100.00 A- 9,866,959
California Municipal Finance Authority, Student Housing
Revenue Bonds, CHF-Davis II, LLC - Orchard Park Student
Housing Project, Series 2021:
14,500 3.000%, 5/15/51 - BAM Insured, (UB) (4) 5/31 at 100.00 AA 12,308,760
4,825 3.000%, 5/15/54 - BAM Insured, (UB) (4) 5/31 at 100.00 AA 4,019,804
3,965 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series
2012, 5.000%, 7/01/37, (AMT), 144A
1/23 at 100.00 BBB 4,034,586
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, San Diego County Water
Authoriity Desalination Project Pipeline, Refunding Series
2019:
1,625 5.000%, 7/01/39, 144A 1/29 at 100.00 BBB 1,799,980
640 5.000%, 11/21/45, 144A 1/29 at 100.00 BBB 700,794
1,450 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/37
10/26 at 100.00 BBB- 1,606,208
California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A:
1,250 5.000%, 11/15/46, 144A 11/29 at 102.00 N/R 1,306,225
440 5.000%, 11/15/56, 144A 11/29 at 102.00 N/R 455,950

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,475 California School Finance Authority, Educational Facility Revenue Bonds,
River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47,
144A
7/27 at 100.00 Ba2 $ 1,500,724
California State Public Works Board, Lease Revenue Bonds,
Department of General Services, New Nature Resources,
Green Series 2021C:
2,680 4.000%, 11/01/46 11/31 at 100.00 N/R 2,859,507
1,740 5.000%, 11/01/46 11/31 at 100.00 N/R 2,039,941
1,000 California State Public Works Board, Lease Revenue Bonds, Various Capital
Projects, Series 2021B, 4.000%, 5/01/40
5/31 at 100.00 Aa3 1,076,700
33,630 California State University, Systemwide Revenue Bonds, Series 2018A,
5.000%, 11/01/48
11/28 at 100.00 Aa2 38,316,004
2,000 California State University, Systemwide Revenue Bonds, Series 2021A,
3.000%, 11/01/52, (UB) (4)
11/31 at 100.00 Aa2 1,769,000
16,075 California State, General Obligation Bonds, Refunding Various Purpose
Series 2019, 3.000%, 10/01/36
10/29 at 100.00 Aa2 15,862,971
1,275 California State, General Obligation Bonds, Refunding Various Purpose
Series 2021, 5.000%, 12/01/46
12/30 at 100.00 Aa2 1,493,293
12,000 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 8/01/46
8/26 at 100.00 Aa2 13,238,040
3,960 California State, General Obligation Bonds, Various Purpose Series 2019,
5.000%, 4/01/49
4/29 at 100.00 Aa2 4,519,310
California State, General Obligation Bonds, Various
Purpose Series 2020:
4,125 3.000%, 11/01/41 11/30 at 100.00 Aa2 4,002,075
3,000 3.000%, 3/01/46 3/30 at 100.00 Aa2 2,786,880
1,600 4.000%, 3/01/46 3/30 at 100.00 Aa2 1,718,544
7,750 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 BB 8,317,610
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A:
1,100 5.000%, 12/01/41, 144A 6/26 at 100.00 BB 1,203,103
3,365 5.000%, 12/01/46, 144A 6/26 at 100.00 BB 3,673,941
28,630 5.250%, 12/01/56, 144A 6/26 at 100.00 BB 31,308,050
5,800 California Statewide Communities Development Authority, Pollution
Control Revenue Bonds, Southern California Edison Company, Series
2006C, 2.625%, 11/01/33, (Mandatory Put 12/01/23)
No Opt. Call A- 5,827,028
2,350 California Statewide Communities Development Authority, Revenue
Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/42
3/28 at 100.00 A+ 2,671,879
600 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities & Services Project, Series 2017A,
5.000%, 4/01/47
4/27 at 100.00 A 660,504
2,900 California Statewide Communities Development Authority, Revenue
Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57
12/27 at 100.00 A+ 3,246,753
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2020A:
1,000 4.000%, 9/02/28 No Opt. Call N/R 1,030,900
700 5.000%, 9/02/40 9/30 at 100.00 N/R 776,083

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
34
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California,
Irvine East Campus Apartments, Phase IV-A CHF-Irvine,
LLC, Series 2017:
$ 4,000 5.000%, 5/15/47 5/27 at 100.00 Baa1 $ 4,358,680
2,750 5.000%, 5/15/50 5/27 at 100.00 Baa1 2,992,522
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A:
70 5.750%, 7/01/30 (8),(9) 1/22 at 100.00 N/R 62,037
453 5.750%, 7/01/35 (8),(9) 1/22 at 100.00 N/R 398,541
176 5.500%, 7/01/39 (8),(9) 1/22 at 100.00 N/R 154,885
Chaffey Community College District, San Bernardino
County, California, General Obligation Bonds, Election
2018 Series 2019A:
1,140 3.000%, 6/01/37 6/28 at 100.00 AA 1,088,768
3,705 3.000%, 6/01/38 6/28 at 100.00 AA 3,511,784
3,975 3.000%, 6/01/39 6/28 at 100.00 AA 3,746,557
College of the Sequoias Community College District, King
and Tulare Counties, California, General Obligation Bonds,
College of the Sequoias Tulare Area Improvement District
3, Election of 2008, Series 2021E:
1,340 4.000%, 8/01/46, (UB) (4) 8/29 at 100.00 Aa3 1,425,425
4,410 3.000%, 8/01/51, (UB) (4) 8/29 at 100.00 Aa3 3,924,415
10,275 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 9,100,670
1,610 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Series 2021A-1, 3.200%,
9/01/46, 144A
9/31 at 100.00 N/R 1,367,808
14,350 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 N/R 13,604,661
11,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-1, 3.100%, 7/01/45,
144A
7/31 at 100.00 N/R 9,100,190
Downey Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2014 Series
2021C:
5,720 3.000%, 8/01/46, (UB) (4) 8/31 at 100.00 AA- 5,250,960
6,240 3.000%, 8/01/47, (UB) (4) 8/31 at 100.00 AA- 5,698,306
El Monte Union High School District, Los Angeles County,
California, General Obligation Bonds, Election 2018 Capital
Appreciation Series 2021E:
3,085 0.000%, 6/01/43 6/30 at 73.43 AAA 1,473,303
3,100 0.000%, 6/01/44 6/30 at 71.61 AAA 1,421,815
3,170 0.000%, 6/01/45 6/30 at 69.61 AAA 1,394,895
2,465 0.000%, 6/01/46 6/30 at 67.73 AAA 1,040,378
6,170 Elk Grove Finance Authority, California, Special Tax Revenue Bonds,
Refunding Series 2016, 5.000%, 9/01/46
9/26 at 100.00 N/R 6,632,873
5,500 Escondido Union School District, San Diego County, California, General
Obligation Bonds, Election 2014 Series 2018B, 4.000%, 8/01/47
8/27 at 100.00 AAA 5,838,415

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Senior Lien Series
2015A:
$ 1,695 0.000%, 1/15/33 No Opt. Call A- $ 1,202,077
10,000 0.000%, 1/15/35 - AGM Insured No Opt. Call AA 6,483,100
10,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46,
(UB) (4)
1/31 at 100.00 A- 10,457,400
15,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 A- 15,686,100
10,000 Gilroy Unified School District, Santa Clara County, California, General
Obligation Bonds, Election of 2008 & 2016, Series 2019, 4.000%,
8/01/48
8/27 at 100.00 Aa3 10,589,800
Glendale Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016
Taxable Refunding Series 2020B:
2,440 0.000%, 8/01/40 2/30 at 73.53 Aa2 1,213,461
2,465 0.000%, 8/01/41 2/30 at 71.08 Aa2 1,173,217
2,650 0.000%, 8/01/42 2/30 at 68.75 Aa2 1,198,065
1,705 0.000%, 8/01/43 2/30 at 66.54 Aa2 729,979
1,550 0.000%, 8/01/44 2/30 at 64.38 Aa2 635,174
1,250 0.000%, 2/01/45 2/30 at 63.32 Aa2 497,800
4,000 3.000%, 8/01/47 8/29 at 100.00 N/R 3,630,760
1,150 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47, (Pre-
refunded 6/01/22)
6/22 at 100.00 N/R (7) 1,157,912
8,880 Grossmont Union High School District, San Diego County, California,
General Obligation Bonds, Election of 2008, Series 2021K, 0.000%,
8/01/44
8/31 at 69.75 N/R 3,926,647
7,000 Hartnell Community College District, Monterey County, California, General
Obligation Bonds, Election 2016 Series 2020B, 3.000%, 8/01/45
8/28 at 100.00 N/R 6,458,340
9,000 Irvine Ranch Water District, California, General Obligation Bonds, Series
2016, 5.250%, 2/01/41
8/26 at 100.00 AAA 10,126,530
1,980 Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%,
11/01/23 - AGM Insured
No Opt. Call AA 1,916,105
2,750 Lammersville Joint Unified School District, San Joaquin County, California,
Special Tax Bonds, Community Facilities District 2014-1 Improvement
Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 N/R 2,993,678
9,035 Lammersville Schools Finance Authority, California, Lease Revenue Bonds,
Cordes Elementary School, Series 2019, 3.000%, 10/01/49 - BAM
Insured
10/27 at 100.00 AA 8,284,914
15,000 Lodi Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2016 Series 2021, 3.000%, 8/01/46, (UB) (4)
8/30 at 100.00 Aa2 13,608,000
Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2016,
Series 2019B:
3,000 3.000%, 8/01/42 8/29 at 100.00 Aa2 2,761,380
10,000 3.000%, 8/01/48 8/29 at 100.00 Aa2 8,798,000
Long Beach, California, Harbor Revenue Bonds, Series
2017:
1,600 5.000%, 5/15/36, (AMT) 5/27 at 100.00 AA 1,772,800
1,400 5.000%, 5/15/37, (AMT) 5/27 at 100.00 AA 1,549,800
1,410 5.000%, 5/15/40, (AMT) 5/27 at 100.00 AA 1,556,612

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
36
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Long Beach, California, Harbor Revenue Bonds, Series
2019A:
$ 7,500 5.000%, 5/15/44 5/29 at 100.00 Aa2 $ 8,752,725
7,500 5.000%, 5/15/49 5/29 at 100.00 Aa2 8,739,075
Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Green
Senior Lien Series 2019A:
9,330 5.000%, 7/01/39 7/28 at 100.00 AAA 10,701,510
10,340 5.000%, 7/01/44 7/28 at 100.00 AAA 11,780,776
6,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2020A,
5.000%, 5/15/40
11/29 at 100.00 Aa2 6,927,420
15,265 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT)
11/27 at 100.00 Aa3 16,856,987
10,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018D, 5.000%,
5/15/48, (AMT)
5/29 at 100.00 Aa3 11,066,700
15,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D, 4.000%,
5/15/51, (AMT)
11/31 at 100.00 N/R 15,520,950
4,315 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D, 4.000%,
5/15/51, (AMT), (UB) (4)
11/31 at 100.00 N/R 4,464,860
6,400 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Refunding Series 2019D, 5.000%, 7/01/49
7/29 at 100.00 Aa2 7,355,520
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2018D:
7,500 5.000%, 7/01/43 7/28 at 100.00 Aa2 8,542,800
6,000 5.000%, 7/01/48 7/28 at 100.00 Aa2 6,793,260
12,555 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019A, 5.250%, 7/01/49
1/29 at 100.00 Aa2 14,545,595
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2017A:
2,300 5.000%, 7/01/34 1/27 at 100.00 AA+ 2,582,854
2,500 5.000%, 7/01/35 1/27 at 100.00 AA+ 2,806,275
7,500 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018A, 5.000%, 7/01/48
1/28 at 100.00 AA+ 8,435,100
Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2008 Series
2018B-1:
8,945 5.000%, 7/01/34 - BAM Insured 1/28 at 100.00 AA 10,262,240
7,475 5.000%, 7/01/38 1/28 at 100.00 AA+ 8,526,957
15,150 5.250%, 7/01/42 1/28 at 100.00 AA+ 17,406,744
Los Angeles, California, Wastewater System Revenue
Bonds, Green Subordinate Series 2018A:
9,320 5.000%, 6/01/43 6/28 at 100.00 AA 10,611,379
16,990 5.000%, 6/01/48 6/28 at 100.00 AA 19,229,452
2,500 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Green Subordinate Lien Series 2017B, 5.000%, 6/01/35
6/27 at 100.00 AA 2,820,500
500 Lynwood Redevelopment Agency, California, Tax Allocation Revenue
Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31
5/22 at 100.00 A 501,735
1,000 Manteca Financing Authority, California, Sewer Revenue Bonds, Series
2009, 5.750%, 12/01/36
6/22 at 100.00 AA- 1,007,480

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,160 Merced Union High School District, Merced County, California, General
Obligation Bonds, Election 2008 Series 2021F, 0.000%, 8/01/44
8/28 at 66.35 N/R $ 507,349
Modesto Elementary School District, Stanislaus County,
California, General Obligation Bonds, Election 2018 -
Measure D Series 2021B:
3,700 3.000%, 8/01/46, (UB) (4) 2/30 at 100.00 Aa3 3,336,919
2,300 3.000%, 8/01/50, (UB) (4) 2/30 at 100.00 Aa3 2,036,420
2,565 Morongo Band of Mission Indians, California, Enterprise Revenue Bonds,
Series 2018A, 5.000%, 10/01/42, 144A
10/28 at 100.00 BBB- 2,827,374
5,670 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2021E,
0.000%, 8/01/45, (UB)
8/31 at 71.51 Aa1 2,276,562
M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A:
2,800 7.000%, 11/01/34 No Opt. Call A 3,736,908
2,500 6.500%, 11/01/39 No Opt. Call A 3,392,475
7,750 Norwalk La Mirada Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2014 Series 2021E, 3.000%,
8/01/50, (UB) (4)
8/31 at 100.00 Aa3 6,993,058
15,000 Oak Grove School District, Santa Clara County, California, General
Obligation Bonds, Election of 2008, Series 2021G-2, 0.000%, 6/01/46 -
BAM Insured
8/28 at 63.20 AA 5,663,550
30,945 Oakland Unified School District, Alameda County, California, General
Obligation Bonds, Election 2012, Series 2019A, 3.000%, 8/01/40 - AGM
Insured
8/27 at 100.00 AA 30,020,673
6,195 Oceanside Unified School District, San Diego County, California, General
Obligation Bonds, Refunding Capital Appreciation, Series 2020, 0.000%,
8/01/43 - AGM Insured
8/28 at 66.68 AA 2,693,772
5,975 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Series 1993,
5.800%, 8/01/23 - NPFG Insured, (ETM)
5/22 at 100.00 N/R (7) 6,177,373
Orange County, California, Special Tax Bonds, Community
Facilities District 2016-1 Esencia Village, Series 2016A:
1,250 5.000%, 8/15/41 8/26 at 100.00 N/R 1,346,925
2,000 5.000%, 8/15/46 8/26 at 100.00 N/R 2,146,080
Palm Desert Redevelopment Agency, California, Successor
Agency Redevelopment Project Area, Series 2017A:
500 5.000%, 10/01/28 - BAM Insured 4/27 at 100.00 AA 564,075
500 5.000%, 10/01/30 - BAM Insured 4/27 at 100.00 AA 564,660
2,000 Perris Union High School District, Riverside County, California, General
Obligation Bonds, 2012 Election, Series 2021C, 3.000%, 9/01/45, (UB)
(4)
9/29 at 100.00 Aa3 1,848,580
5,325 Placentia-Yorba Linda Unified School District, Orange County, California,
General Obligation Bonds, Series 2011D, 0.000%, 8/01/41
No Opt. Call Aa2 2,756,699
2,000 Pomona Unified School District, Los Angeles County, California, General
Obligation Bonds, 2016 Election, Series 2021F, 3.000%, 8/01/48 - BAM
Insured, (UB) (4)
8/31 at 100.00 AA 1,825,220
3,775 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Election 2008 Series 2009A, 0.000%, 8/01/23
No Opt. Call Aa2 3,677,869

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
38
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Election 2008 Series 2011B:
$ 11,810 0.000%, 8/01/38 No Opt. Call Aa2 $ 6,850,981
10,650 0.000%, 8/01/40 No Opt. Call Aa2 5,652,487
5,500 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/41
No Opt. Call Aa2 2,788,445
15,000 Rialto Unified School District, San Bernardino County, California, General
Obligation Bonds, Series 2011A, 0.000%, 8/01/41 - AGM Insured (5)
8/36 at 100.00 AA 18,141,900
1,895 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47, (UB) (4)
6/31 at 100.00 N/R 1,962,614
5,775 Riverside, California, Sewer Revenue Bonds, Refunding Series 2018A,
5.000%, 8/01/39
8/28 at 100.00 AA- 6,641,770
1,735 Rocklin, Placer County, California, Special Tax Bonds, Community Facilities
District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 N/R 1,850,325
605 Roseville, California, Special Tax Bonds, Community Facilities District 1
Hewlett Parkard Campus Oaks, Series 2016, 5.500%, 9/01/46
9/26 at 100.00 N/R 658,065
Sacramento County, California, Airport System Revenue
Bonds, Refunding Senior Series 2018C:
4,305 5.000%, 7/01/37, (AMT) 7/28 at 100.00 A 4,770,457
6,000 5.000%, 7/01/38, (AMT) 7/28 at 100.00 A 6,640,800
5,000 5.000%, 7/01/39, (AMT) 7/28 at 100.00 A 5,527,500
760 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
9/22 at 100.00 N/R 769,553
6,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Refunding Subordinate Series 2019A, 4.000%, 7/01/38
7/29 at 100.00 A+ 6,306,360
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A:
8,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 A+ 8,724,880
3,615 5.000%, 7/01/47, (AMT) 7/27 at 100.00 A+ 3,919,275
2,500 5.000%, 7/01/47 7/27 at 100.00 A+ 2,742,000
16,250 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 4.000%, 7/01/56, (AMT)
7/31 at 100.00 N/R 16,579,713
6,895 San Diego Public Facilities Financing Authority, California, Water Utility
Revenue Bonds, Subordinate Lien Series 2018A, 5.250%, 8/01/47
8/28 at 100.00 Aa3 7,941,040
San Diego Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Refunding Series 2017A:
1,815 5.000%, 9/01/36 9/26 at 100.00 AA 2,024,723
6,160 5.000%, 9/01/40 9/26 at 100.00 AA 6,851,460
10,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Dedicated Unlimited Ad Valorem Property Tax, 2012
Election Series 2020M-2, 3.000%, 7/01/50, (UB) (4)
7/30 at 100.00 AAA 9,120,700
San Diego Unified School District, San Diego County,
California, General Obligation Bonds, Series 2010C:
7,150 0.000%, 7/01/39 No Opt. Call Aa2 4,069,637
2,800 0.000%, 7/01/42 No Opt. Call Aa2 1,406,104
1,350 0.000%, 7/01/43 No Opt. Call Aa2 649,593
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2016B:
5,000 5.000%, 5/01/41, (AMT) 5/26 at 100.00 A1 5,413,500
12,300 5.000%, 5/01/46, (AMT) 5/26 at 100.00 A1 13,225,575

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 12,715 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%, 5/01/47,
(AMT)
5/27 at 100.00 A+ $ 13,754,197
3,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43,
(AMT)
5/28 at 100.00 A1 3,291,810
8,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44,
(AMT)
5/29 at 100.00 A1 8,841,680
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2019E:
2,515 5.000%, 5/01/45, (AMT) 5/29 at 100.00 A1 2,775,001
14,470 5.000%, 5/01/50, (AMT) 5/29 at 100.00 A1 15,893,124
13,300 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 BBB+ 14,213,577
9,745 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series
2014A, 5.000%, 1/15/44, (Pre-refunded 1/15/25)
1/25 at 100.00 A- (7) 10,533,858
5,040 San Mateo County Joint Powers Financing Authority, California, Lease
Revenue Bonds, Cordilleras Mental Health Center, Series 2021A-1,
2.500%, 6/15/55, (UB)
6/31 at 100.00 AA+ 3,783,881
10,000 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 0.000%,
9/01/41 (5)
9/36 at 100.00 Aaa 10,454,800
5,350 San Rafael Elementary School District, Marin County, California, General
Obligation Bonds, Series 2005C, 0.000%, 8/01/30 - NPFG Insured
No Opt. Call AA 4,165,456
5,325 Sunnyvale Financing Authority, California, Lease Revenue Bonds, Civic
Center Project, Green Series 2020, 2.500%, 4/01/52, (UB)
4/30 at 100.00 AA+ 4,151,264
275 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A
9/27 at 100.00 N/R 292,570
7,500 Temecula Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2012 Series 2021D, 3.000%,
8/01/47
8/29 at 100.00 Aa1 6,876,600
5,000 Temecula Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2012 Series 2021D, 3.000%,
8/01/47, (UB) (4)
8/29 at 100.00 Aa1 4,584,400
9,000 Tobacco Securitization Authority of Northern California, Tobacco
Settlement Asset-Backed Bonds, Refunding Sacramento County
Tobacco Securitization Corporation Series 2021A  Class 1, 4.000%,
6/01/49
12/30 at 100.00 BBB+ 9,327,960
20,385 University of California, General Revenue Bonds, Limited Project Series
2021Q, 3.000%, 5/15/51, (UB) (4)
5/31 at 100.00 AA- 17,994,247
3,500 Upland, California, Certificates of Participation, San Antonio Regional
Hospital, Series 2017, 5.000%, 1/01/47
1/28 at 100.00 BBB 3,889,935
9,970 Vallejo City Unified School District, Solano County, California, General
Obligation Bonds, Election of 2018, Series 2021, 3.000%, 8/01/50 - BAM
Insured
8/31 at 100.00 N/R 8,808,993
5,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31
8/26 at 100.00 AA 5,706,250
3,520 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2021A-1, 3.000%, 8/01/46 -
AGM Insured, (UB) (4)
8/31 at 100.00 AAA 3,180,813

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
40
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1:
$ 2,485 0.000%, 8/01/26 No Opt. Call AA $ 2,234,761
1,405 0.000%, 8/01/28 No Opt. Call AA 1,185,722
2,920 0.000%, 8/01/29 No Opt. Call AA 2,380,880
William S. Hart Union High School District, Los Angeles
County, California, Special Tax Bonds, Community Facilities
District 2015-1, Series 2017:
1,425 5.000%, 9/01/42 9/26 at 100.00 N/R 1,529,509
1,205 5.000%, 9/01/47 9/26 at 100.00 N/R 1,286,844
7,505 Wiseburn School District, Los Angeles County, California, General
Obligation Bonds, Series 2007A, 0.000%, 8/01/30 - NPFG Insured
No Opt. Call Aa2 5,881,819
11,250 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (5)
No Opt. Call Aa2 9,919,913
1,396,071 Total California 1,365,804,742
Colorado - 4.5%
2,500 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible to
Unlimited Tax Series 2018A, 5.125%, 12/01/48
12/23 at 103.00 N/R 2,578,800
880 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 N/R 905,925
Aviation Station North Metropolitan District 2, Denver
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2019A:
500 4.000%, 12/01/29 9/24 at 103.00 N/R 500,695
1,310 5.000%, 12/01/39 9/24 at 103.00 N/R 1,328,261
1,350 5.000%, 12/01/48 9/24 at 103.00 N/R 1,352,781
575 Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 0.000%, 12/01/49, 144A (5)
6/25 at 99.64 N/R 470,603
500 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 N/R 515,140
750 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 769,478
500 Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado,
Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39
5/22 at 100.00 N/R 500,140
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement Series
2017:
7,000 5.000%, 12/01/29, 144A 12/22 at 103.00 N/R 7,256,480
9,000 5.000%, 12/01/47, 144A 12/22 at 103.00 N/R 9,159,030
1,890 Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2017A, 6.500%, 12/01/47, (Pre-
refunded 12/01/22)
12/22 at 103.00 N/R (7) 2,006,462
1,450 Colorado Educational and Cultural Facilities Authority, Charter School
Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility
Project, Series 2013, 5.000%, 6/01/26
6/23 at 100.00 A+ 1,493,920
2,065 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series 2008,
6.500%, 7/01/38
5/22 at 100.00 BB+ 2,069,543

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,040 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
8/23 at 100.00 BB+ $ 3,189,203
15,915 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A, 3.000%, 11/15/51, (UB)
(4)
11/31 at 100.00 AA 14,064,881
6,570 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2018B, 5.000%,
11/15/48, (Mandatory Put 11/20/25)
No Opt. Call AA 7,198,223
1,400 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
1/24 at 102.00 N/R 1,453,942
18,055 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 BBB+ 18,848,337
4,775 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 BBB+ 5,352,345
725 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R (7) 757,291
6,155 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 N/R (7) 6,710,612
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Refunding Series 2015B, 4.000%, 9/01/34
9/25 at 100.00 Baa1 3,100,020
1,750 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R 1,829,608
8,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2018N, 5.000%, 3/15/38
3/28 at 100.00 Aa2 9,158,880
1,000 Compark Business Campus Metropolitan District, Douglas County,
Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39,
(Pre-refunded 12/01/22)
12/22 at 100.00 N/R (7) 1,033,900
786 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
4.000%, 12/01/29
12/24 at 103.00 N/R 772,221
500 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A, 5.000%, 12/01/39
3/25 at 103.00 N/R 516,250
5,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013A, 5.250%, 11/15/43, (AMT)
11/23 at 100.00 A+ 5,197,900
Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A:
4,000 5.000%, 12/01/26, (AMT) No Opt. Call A+ 4,419,240
10,510 5.000%, 12/01/34, (AMT) 12/28 at 100.00 A+ 11,757,747
13,390 5.000%, 12/01/35, (AMT) 12/28 at 100.00 A+ 14,942,035
19,500 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Current Interest Series 2018A-1, 5.000%, 8/01/48
8/26 at 100.00 AA- 21,219,315
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
2,250 5.000%, 12/01/26 No Opt. Call Baa2 2,487,892
3,130 5.000%, 12/01/30 12/26 at 100.00 Baa2 3,419,431
3,310 5.000%, 12/01/31 12/26 at 100.00 Baa2 3,611,475
5,005 5.000%, 12/01/33 12/26 at 100.00 Baa2 5,448,143
565 5.000%, 12/01/34 12/26 at 100.00 Baa2 614,330

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
42
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
DIATC Metropolitan District, Commerce City, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2019:
$ 505 5.000%, 12/01/39, 144A 9/24 at 103.00 N/R $ 520,195
500 5.000%, 12/01/49, 144A 9/24 at 103.00 N/R 510,175
11,555 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
1997B, 0.000%, 9/01/24 - NPFG Insured
No Opt. Call A 10,966,966
E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B:
20 0.000%, 9/01/29 - NPFG Insured No Opt. Call A 16,395
395 0.000%, 9/01/30 - NPFG Insured No Opt. Call A 313,097
20 0.000%, 9/01/32 - NPFG Insured No Opt. Call A 14,771
25 0.000%, 9/01/33 - NPFG Insured No Opt. Call A 17,807
9,890 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/27 - NPFG Insured
No Opt. Call A 8,639,113
1,160 El Paso County School District 49 Falcon, Colorado, Certificates of
Participation, Series 2015, 5.000%, 12/15/28
12/25 at 100.00 Aa3 1,271,557
Foothills Metropolitan District, Fort Collins, Colorado,
Special Revenue Bonds, Series 2014:
1,555 5.250%, 12/01/24 No Opt. Call N/R 1,578,356
1,365 6.000%, 12/01/38 12/24 at 100.00 N/R 1,349,303
Fossil Ridge Metropolitan District 3, Lakewood, Jefferson
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2020:
1,000 2.250%, 12/01/38 - BAM Insured 12/30 at 100.00 AA 846,960
750 2.375%, 12/01/39 - BAM Insured 12/30 at 100.00 AA 642,240
Fourth Street Crossing Business Improvement District,
Silverthorne, Summit County, Colorado, Special Revenue
and Tax Supported Bonds,  Senior Series 2019A:
3,000 4.625%, 12/01/29, 144A 6/24 at 103.00 N/R 3,064,230
3,160 5.125%, 12/01/38, 144A 6/24 at 103.00 N/R 3,245,415
2,240 5.375%, 12/01/49, 144A 6/24 at 103.00 N/R 2,302,899
Grand Junction, Colorado, General Fund Revenue Bonds,
Improvement Series 2020B:
3,300 4.000%, 3/01/45 3/30 at 100.00 AA 3,592,215
1,975 4.000%, 3/01/49 3/30 at 100.00 AA 2,139,932
845 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%,
12/01/50
9/25 at 103.00 N/R 873,155
2,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R 2,058,020
3,858 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 N/R 4,035,661
1,735 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
12/23 at 103.00 N/R 1,778,739
Lakes at Centerra Metropolitan District 2, Loveland,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2018A:
1,695 5.125%, 12/01/37 12/23 at 103.00 N/R 1,738,816
1,945 5.250%, 12/01/47 12/23 at 103.00 N/R 1,984,347
2,145 Metropolitan State University of Denver, Colorado, Institutional Enterprise
Revenue Bonds, Aerospace and Engineering Sciences Building Project,
Series 2016, 5.000%, 12/01/45
12/25 at 100.00 Aa2 2,338,265

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,470 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R $ 1,477,409
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
4,950 5.000%, 12/01/39 12/24 at 103.00 N/R 5,137,952
15,845 5.000%, 12/01/49 12/24 at 103.00 N/R 16,251,741
620 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
12/25 at 100.00 A 661,949
3,500 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/46 - AGM
Insured
12/29 at 100.00 AA 3,794,455
830 Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 N/R 848,210
6,300 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue
Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A
12/22 at 100.00 N/R 6,328,098
4,250 Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported Primary
Improvements Revenue Bonds, Refunding Series 2017A, 5.000%,
12/15/41, 144A
12/26 at 100.00 N/R 4,339,845
2,535 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018,
5.125%, 12/15/42
12/23 at 103.00 N/R 2,601,772
2,500 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
12/22 at 103.00 N/R 2,602,400
Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008:
2,170 6.250%, 11/15/28 No Opt. Call AA- 2,515,551
13,580 6.500%, 11/15/38 No Opt. Call AA- 18,300,408
2,410 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R 2,438,800
1,175 Raindance Metropolitan District 1, Acting by and through its Water Activity
Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable
Water Enterprise Revenue Bonds, Series 2020, 5.000%, 12/01/40
12/25 at 103.00 N/R 1,199,452
Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special
Revenue Bonds, Series 2021:
1,000 4.000%, 12/01/41 10/26 at 102.00 N/R 905,220
775 4.000%, 12/01/51 10/26 at 102.00 N/R 662,106
Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series
2020A:
1,350 3.000%, 7/15/37 1/31 at 100.00 A- 1,247,616
1,000 4.000%, 7/15/39 No Opt. Call A- 1,063,650
1,000 4.000%, 7/15/40 No Opt. Call A- 1,068,900
500 Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40, 144A
9/25 at 103.00 N/R 513,035
2,380 South Sloan's Lake Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Refunding & Improvement Series 2019, 4.000%,
12/01/44 - AGM Insured
12/29 at 100.00 AA 2,546,933

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
44
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & improvement Series 2019A:
$ 555 4.000%, 12/01/29 12/24 at 103.00 N/R $ 559,163
500 5.000%, 12/01/38 12/24 at 103.00 N/R 516,630
575 Sterling Hills West Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding & Improvement Series 2007,
5.000%, 12/01/39
12/27 at 100.00 A3 638,670
1,310 Thompson Crossing Metropolitan District 4, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding & Improvement Series 2019, 5.000%, 12/01/49
9/24 at 103.00 N/R 1,336,030
Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Series 2019A:
1,860 4.375%, 12/01/30 9/24 at 103.00 N/R 1,873,429
2,070 5.000%, 12/01/39 9/24 at 103.00 N/R 2,122,102
3,640 5.000%, 12/01/49 9/24 at 103.00 N/R 3,691,433
5,356 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 AA 5,235,972
Velocity Metropolitan District 3, In the City of Aurora,
Colorado, Limited Tax General Obligation Bonds, Series
2019:
500 5.125%, 12/01/34 12/23 at 103.00 N/R 523,320
2,000 5.375%, 12/01/39 12/23 at 103.00 N/R 2,093,800
5,000 5.500%, 12/01/48 12/23 at 103.00 N/R 5,230,400
3,500 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 N/R 3,494,610
2,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 2,738,799
3,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51
9/26 at 103.00 N/R 2,512,830
327,945 Total Colorado 342,921,798
Connecticut - 0.5%
3,065 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut State University System, Series 2019Q-2, 5.000%, 11/01/30
11/29 at 100.00 Aa3 3,623,075
4,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51, (UB) (4)
7/31 at 100.00 N/R 4,003,000
860 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project,
Series 2016A, 5.000%, 9/01/53, 144A
9/26 at 100.00 BB 886,686
4,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A, 3.000%, 7/01/39 - AGM Insured
7/29 at 100.00 AA 4,407,390
11,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45
6/26 at 100.00 AA- 11,980,980
1,675 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/35
8/25 at 100.00 AA- 1,806,672
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A:
2,500 4.000%, 5/01/36 5/30 at 100.00 AA- 2,680,425
2,550 4.000%, 5/01/39 5/30 at 100.00 AA- 2,719,269

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 6,500 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017,
5.000%, 4/01/39, 144A
4/27 at 100.00 N/R $ 7,070,180
36,650 Total Connecticut 39,177,677
Delaware - 0.2%
2,000 Delaware Economic Development Authority, Revenue Bonds, ASPIRA
of Delaware Charter Operations, Inc. Project, Series 2016A, 5.000%,
6/01/46
6/26 at 100.00 BB 2,079,700
Delaware Health Facilities Authroity, Revenue Bonds,
Beebe Medical Center Project, Series 2018:
1,905 4.375%, 6/01/48 12/28 at 100.00 BBB 2,017,738
8,300 5.000%, 6/01/48 12/28 at 100.00 BBB 9,202,625
600 Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds,
Collegiate Housing Foundation - Dover LLC Delaware State University
Project, Series 2018A, 5.000%, 7/01/58
1/28 at 100.00 BB- 623,292
12,805 Total Delaware 13,923,355
District of Columbia - 0.6%
440 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Subordinate Lien Green Series 2019A, 5.000%, 10/01/38
10/29 at 100.00 AA+ 514,607
Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien
Series 2019B:
480 4.000%, 10/01/35 10/29 at 100.00 A- 507,706
1,635 4.000%, 10/01/38 10/29 at 100.00 A- 1,723,339
8,100 4.000%, 10/01/49, (UB) (4) 10/29 at 100.00 A- 8,394,921
5,000 3.000%, 10/01/50 - AGM Insured 10/29 at 100.00 AA 4,480,750
3,745 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Second Senior Lien Series 2009B, 0.000%, 10/01/31
No Opt. Call AA 2,780,737
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
8,470 5.000%, 10/01/33, (AMT) 10/28 at 100.00 Aa3 9,506,135
3,000 5.000%, 10/01/34, (AMT) 10/28 at 100.00 Aa3 3,363,720
3,000 5.000%, 10/01/35, (AMT) 10/28 at 100.00 Aa3 3,360,990
6,500 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 4.000%, 10/01/51, (AMT), (UB) (4)
10/31 at 100.00 Aa3 6,723,535
Washington Convention and Sports Authority, Washington
D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien
Series 2021B:
765 4.000%, 10/01/33 10/30 at 100.00 AA 841,378
1,145 4.000%, 10/01/34 10/30 at 100.00 AA 1,258,641
1,175 4.000%, 10/01/35 10/30 at 100.00 AA 1,290,256
1,260 4.000%, 10/01/36 10/30 at 100.00 AA 1,382,169
1,120 4.000%, 10/01/37 10/30 at 100.00 AA 1,226,120
1,145 4.000%, 10/01/39 10/30 at 100.00 AA 1,248,611
46,980 Total District of Columbia 48,603,615
Florida - 8.4%
24,445 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 A 25,738,629

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
46
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Atlantic Beach, Florida, Healthcare Facilities Revenue
Refunding Bonds, Fleet Landing Project, Series 2013A:
$ 300 5.000%, 11/15/23 No Opt. Call BBB $ 313,239
2,300 5.000%, 11/15/28 11/23 at 100.00 BBB 2,380,339
400 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
5/22 at 100.00 N/R 400,140
5,530 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
4.000%, 10/01/49, (AMT)
10/29 at 100.00 A1 5,668,858
Broward County, Florida, Port Facilities Revenue Bonds,
Series 2019A:
4,345 5.000%, 9/01/44 9/29 at 100.00 A1 4,993,361
9,735 5.000%, 9/01/49 9/29 at 100.00 A1 11,120,582
Broward County, Florida, Port Facilities Revenue Bonds,
Series 2019B:
2,250 4.000%, 9/01/37, (AMT), (UB) (4) 9/29 at 100.00 A1 2,350,935
9,870 4.000%, 9/01/39, (AMT), (UB) (4) 9/29 at 100.00 A1 10,270,821
9,175 Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series
2022A, 4.000%, 10/01/47
10/31 at 100.00 N/R 9,912,211
Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020:
1,085 5.000%, 12/15/35, 144A 7/26 at 100.00 N/R 1,120,328
245 5.000%, 12/15/40, 144A 7/26 at 100.00 N/R 251,333
8,450 5.000%, 12/15/50, 144A 7/26 at 100.00 N/R 8,592,467
2,845 5.000%, 12/15/55, 144A 7/26 at 100.00 N/R 2,887,447
Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A:
1,500 4.750%, 7/01/40 7/25 at 100.00 CCC+ 1,282,890
1,380 5.000%, 7/01/50 7/25 at 100.00 CCC+ 1,141,605
11,353 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(8)
6/28 at 100.00 N/R 2,384,175
Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A:
485 4.000%, 6/15/29, 144A 6/26 at 100.00 N/R 489,647
565 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 584,611
610 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R 625,207
7,060 Central Florida Expressway Authority, Revenue Bonds, Refunding Senior
Lien Series 2016B, 4.000%, 7/01/39
7/26 at 100.00 A+ 7,374,735
375 Central Florida Expressway Authority, Revenue Bonds, Refunding Senior
Lien Series 2021, 4.000%, 7/01/37 - AGM Insured
7/31 at 100.00 AA 407,846
6,130 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%,
10/01/49, (AMT), 144A
10/27 at 100.00 N/R 6,376,058
1,125 Cityplace Community Development District, Florida, Special Assessement
and  Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26
No Opt. Call A 1,197,641
1,000 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46
5/27 at 100.00 N/R 1,040,860
5,000 County of Lee FL Airport Revenue, 4.000%, 10/01/51, (AMT), (UB) (4) 10/31 at 100.00 A2 5,115,250
10,000 County of Miami-Dade FL Water & Sewer System Revenue, 4.000%,
10/01/51, (UB) (4)
10/31 at 100.00 A+ 10,541,700

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Escambia County Health Facilities Authority, Florida,
Health Care Facilities Revenue Bonds, Baptist Health Care
Corporation Obligated, Series 2020A:
$ 16,405 4.000%, 8/15/45 2/30 at 100.00 BBB+ $ 16,741,631
2,235 4.000%, 8/15/45 - AGM Insured, (UB) (4) 2/30 at 100.00 AA 2,354,170
2,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C,
5.750%, 7/01/47, 144A
7/27 at 101.00 N/R 2,113,020
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A:
1,070 5.000%, 6/15/50 6/27 at 100.00 BBB 1,146,002
1,700 5.000%, 6/15/55 6/27 at 100.00 BBB 1,814,495
1,570 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A,
6.125%, 6/15/46, 144A
6/25 at 100.00 N/R 1,691,565
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2012A:
110 5.500%, 6/15/22, 144A No Opt. Call N/R 110,596
500 6.000%, 6/15/32, 144A 6/22 at 100.00 N/R 502,535
1,100 6.125%, 6/15/43, 144A 6/22 at 100.00 N/R 1,105,313
2,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 8.500%,
6/15/44, (Pre-refunded 6/15/23)
6/23 at 100.00 N/R (7) 2,153,620
1,500 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%,
6/15/44
6/24 at 100.00 N/R 1,576,305
315 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/50, 144A
9/27 at 100.00 N/R 326,526
83,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 87,690,366
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project, Series 2019A:
18,200 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 5/22 at 102.00 N/R 18,289,908
37,800 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 5/22 at 103.00 N/R 37,893,744
2,000 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 5/22 at 103.00 N/R 2,003,700
10,765 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/23), 144A
5/22 at 102.50 N/R 10,452,277
Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Jacksonville University Project, Series
2018A-1:
450 4.500%, 6/01/33, 144A 6/28 at 100.00 N/R 457,236
1,450 4.750%, 6/01/38, 144A 6/28 at 100.00 N/R 1,484,887
11,185 Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Rollins College Project, Refunding Series 2020A, 3.000%, 12/01/48, (UB)
(4)
12/30 at 100.00 A2 9,480,406
Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Rollins College Project, Series 2012A:
1,210 5.000%, 12/01/30, (Pre-refunded 12/01/22) 12/22 at 100.00 A2 (7) 1,238,907
1,000 5.000%, 12/01/31, (Pre-refunded 12/01/22) 12/22 at 100.00 A2 (7) 1,023,890
3,000 5.000%, 12/01/37, (Pre-refunded 12/01/22) 12/22 at 100.00 A2 (7) 3,071,670

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
48
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 33,860 Florida State Board of Governors, Dormitory Revenue Bonds, University of
Florida, Series 2021A, 3.000%, 7/01/51 - BAM Insured
7/31 at 100.00 N/R $ 30,008,086
840 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 N/R 856,388
3,130 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44, (Pre-
refunded 10/01/24), (AMT)
10/24 at 100.00 Aa3 (7) 3,345,626
Hillsborough County Industrial Development Authority,
Florida, Hospital Revenue Bonds, Florida Health Sciences
Center Inc D/B/A Tampa General Hospital, Series 2020A:
2,000 4.000%, 8/01/45 2/31 at 100.00 A 2,054,400
4,985 4.000%, 8/01/50 2/31 at 100.00 A 5,091,779
10,000 3.500%, 8/01/55, (UB) (4) 2/31 at 100.00 A 8,968,800
16,780 4.000%, 8/01/55 2/31 at 100.00 A 17,120,298
6,500 Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks
Rehabilitation, Series 2020, 4.000%, 11/01/45
11/29 at 100.00 A 6,866,730
Jacksonville, Florida, Special Revenue Bonds, Refunding
Series 2017A:
6,285 5.250%, 10/01/42 10/27 at 100.00 AA 7,274,070
3,930 5.250%, 10/01/47 10/27 at 100.00 AA 4,530,858
JEA, Florida, Water and Sewer System Revenue Bonds,
Series 2021A:
870 4.000%, 10/01/39 10/31 at 100.00 AA+ 959,123
4,285 3.000%, 10/01/40 10/31 at 100.00 AA+ 4,215,026
2,885 3.000%, 10/01/41 10/31 at 100.00 AA+ 2,828,079
515 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A,
5.250%, 6/15/27
5/22 at 100.00 BB- 515,577
Lee County Industrial Development Authority, Florida,
Charter School Revenue Bonds, Lee County Community
Charter Schools, Series 2012A:
875 5.500%, 6/15/32 6/22 at 100.00 BB- 877,538
1,375 5.750%, 6/15/42 6/22 at 100.00 BB- 1,378,520
Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida
Project, Series 2021B:
5,950 3.000%, 11/15/51 11/31 at 100.00 A- 4,808,017
9,060 4.000%, 11/15/51 11/31 at 100.00 A- 9,219,365
6,340 Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%,
2/01/44 - AGM Insured
2/24 at 100.00 AA 6,633,605
7,405 Miami Beach, Florida, Stormwater Revenue Bonds, Refunding Series 2017,
5.000%, 9/01/47
9/22 at 100.00 AA- 7,500,228
4,445 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital Project, Refunding Series 2021A,
4.000%, 8/01/51, (UB) (4)
8/31 at 100.00 N/R 4,545,768
860 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%,
8/01/36
8/27 at 100.00 A+ 962,925
12,195 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2015A, 5.000%, 10/01/38, (AMT)
10/25 at 100.00 A 13,054,138

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2020A:
$ 2,250 4.000%, 10/01/38 10/30 at 100.00 A $ 2,378,858
1,750 4.000%, 10/01/40 10/30 at 100.00 A 1,837,850
Miami-Dade County, Florida, General Obligation Bonds,
Public Health Trust Program Series 2018A:
6,990 5.000%, 7/01/46 7/29 at 100.00 AA 8,054,368
7,575 5.000%, 7/01/47 7/29 at 100.00 AA 8,724,506
6,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-1, 4.000%, 10/01/45 - AGM Insured, (AMT), (UB) (4)
10/31 at 100.00 AA 6,203,040
13,700 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-2, 3.000%, 10/01/50 - AGM Insured
10/31 at 100.00 N/R 12,691,269
Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Subordinate Series 2021B-1:
4,000 4.000%, 10/01/46, (AMT), (UB) (4) 10/31 at 100.00 Aa3 4,104,120
5,375 4.000%, 10/01/50, (AMT), (UB) (4) 10/31 at 100.00 Aa3 5,493,358
6,000 Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009, 0.000%, 10/01/42
No Opt. Call N/R 2,653,200
13,500 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 3.000%, 10/01/51
4/31 at 100.00 AA- 12,335,355
7,750 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 3.000%, 10/01/51, (UB) (4)
4/31 at 100.00 AA- 7,081,408
7,500 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health, Inc., Series 2019A, 5.000%, 10/01/47
4/29 at 100.00 A+ 8,515,650
325 Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway,
Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49
10/29 at 100.00 BBB+ 359,801
1,000 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding
Series 2022, 4.250%, 6/01/56
6/27 at 103.00 N/R 948,190
Pinellas County Industrial Development Authority, Florida,
Industrial Development Revenue Bonds, Drs. Kiran & Pallavi
Patel 2017 Foundation for Global Understanding, Inc.,
Project, Series 2019:
560 5.000%, 7/01/29 No Opt. Call N/R 593,650
180 5.000%, 7/01/39 7/29 at 100.00 N/R 191,209
Pompano Beach, Florida, Revenue Bonds, John Knox
Village of Florida Inc Project, Series 2021A:
1,770 4.000%, 9/01/51 9/27 at 103.00 N/R 1,713,377
3,030 4.000%, 9/01/56 9/27 at 103.00 N/R 2,872,622
5,095 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A- 5,716,488
1,002 Riverbend West Community Development District, Hilsborough County,
Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46
5/27 at 100.00 N/R 1,037,791
Seminole County Industrial Development Authority,
Florida, Retirement Facility Revenue Bonds, Legacy Pointe
At UCF Project, Series 2019A:
5,000 5.250%, 11/15/39 11/26 at 103.00 N/R 5,100,250
1,015 5.500%, 11/15/49 11/26 at 103.00 N/R 1,035,158
South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017:
5,000 5.000%, 8/15/31 8/27 at 100.00 AA- 5,676,750
3,655 5.000%, 8/15/47 8/27 at 100.00 AA- 4,094,806

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
50
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 500 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A,
5.000%, 7/01/29
1/24 at 100.00 A- $ 522,570
Tampa, Florida, Capital Improvement Cigarette Tax
Allocation Bonds, H. Lee Moffitt Cancer Center Project,
Series 2020A:
17,442 0.000%, 9/01/45 9/30 at 54.56 A+ 6,902,323
29,185 0.000%, 9/01/49 9/30 at 46.08 A+ 9,699,051
18,422 0.000%, 9/01/53 9/30 at 38.62 A+ 5,116,710
35 Tampa, Florida, Health System Revenue Bonds, Baycare Health System,
Series 2012A, 5.000%, 11/15/33
5/22 at 100.00 Aa2 35,149
Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer
Center and Research Institute, Series 2020B:
440 4.000%, 7/01/38 7/30 at 100.00 A2 460,957
445 4.000%, 7/01/45 7/30 at 100.00 A2 458,653
12,685 Tampa-Hillsborough County Expressway Authority, Florida, Revenue
Bonds, Refunding Series 2017B, 4.000%, 7/01/42
7/28 at 100.00 A+ 13,467,030
210 Tolomato Community Development District, Florida, Special Assessment
Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%,
5/01/40 (5)
5/22 at 100.00 N/R 209,860
170 Tolomato Community Development District, Florida, Special Assessment
Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (8)
5/22 at 100.00 N/R 2
475 Tolomato Community Development District, Florida, Special Assessment
Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (8)
5/22 at 100.00 N/R 5
270 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (5)
5/22 at 100.00 N/R 212,331
290 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (8)
5/22 at 100.00 N/R 3
250 Venetian Community Development District, Sarasota County, Florida,
Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42
5/22 at 100.00 N/R 250,980
1,490 Venetian Community Development District, Sarasota County, Florida,
Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34
5/22 at 100.00 N/R 1,495,155
Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Embry-Riddle Aeronautical University,
Refunding Series 2017:
2,380 5.000%, 10/15/42 10/27 at 100.00 A+ 2,651,415
3,000 5.000%, 10/15/47 10/27 at 100.00 A+ 3,321,360
13,000 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A- 14,089,010
Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016:
470 5.125%, 5/01/36 5/28 at 100.00 N/R 492,391
930 5.500%, 5/01/46 5/28 at 100.00 N/R 984,749
685,604 Total Florida 642,683,406
Georgia - 0.7%
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
2,500 6.750%, 1/01/35 (8) 1/28 at 100.00 N/R 1,325,000
1,000 7.000%, 1/01/40 (8) 1/28 at 100.00 N/R 530,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 2,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40,
(AMT)
7/29 at 100.00 Aa3 $ 2,082,000
5,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2021A, 4.000%, 2/15/51
2/31 at 100.00 A 5,212,350
27,265 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 BBB- 26,745,602
Georgia Municipal Electric Authority, Plant Vogtle Units 3 &
4 Project M Bonds, Series 2019A:
1,250 5.000%, 1/01/35 7/28 at 100.00 A 1,404,962
700 5.000%, 1/01/36 7/28 at 100.00 A 786,205
590 Georgia Municipal Electric Authority, Senior Lien General Power Revenue
Bonds, Series 1993BB, 5.250%, 1/01/25 - NPFG Insured
No Opt. Call A1 621,695
10,000 Georgia State Road and Tollway Authority, Guaranteed Revenue Bonds,
Series 2021A, 3.000%, 7/15/49, (UB) (4)
7/31 at 100.00 AAA 9,214,200
1,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series
2007A, 5.500%, 9/15/28
No Opt. Call A+ 1,157,750
5,000 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2016A, 5.000%, 1/01/28
7/26 at 100.00 A2 5,541,850
56,305 Total Georgia 54,621,614
Guam - 0.1%
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2021F. Forward Delivery:
885 5.000%, 1/01/30 No Opt. Call Ba1 999,952
885 5.000%, 1/01/31 No Opt. Call Ba1 1,011,511
2,065 4.000%, 1/01/36 1/31 at 100.00 Ba1 2,088,830
2,020 4.000%, 1/01/42 1/31 at 100.00 Ba1 2,029,979
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2013C:
835 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 (7) 889,935
775 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2 815,269
1,475 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 1,655,422
8,940 Total Guam 9,490,898
Hawaii - 0.1%
1,500 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 AA- 1,559,220
1,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43
7/23 at 100.00 BB 1,035,020
4,545 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 A+ 4,841,470
7,045 Total Hawaii 7,435,710
Idaho - 0.3%
Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016:
2,300 3.500%, 9/01/33 9/26 at 100.00 BB+ 2,258,255
205 5.000%, 9/01/37 9/26 at 100.00 BB+ 221,880

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
52
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho (continued)
Idaho Health Facilities Authority, Revenue Bonds, Saint
Luke's Health System Project, Series 2018A:
$ 2,435 5.000%, 3/01/36 9/28 at 100.00 A- $ 2,777,118
2,250 5.000%, 3/01/37 9/28 at 100.00 A- 2,559,442
Idaho Health Facilities Authority, Revenue Bonds, Saint
Luke's Health System Project, Series 2021A:
1,705 4.000%, 3/01/46 3/32 at 100.00 N/R 1,775,433
8,000 3.000%, 3/01/51 3/32 at 100.00 N/R 6,961,360
2,600 4.000%, 3/01/51 3/32 at 100.00 N/R 2,686,034
1,290 Idaho Housing and Finance Association, Grant and Revenue Anticipation
Bonds, Federal Highway Trust Funds, Series 2021A, 4.000%, 7/15/38
7/31 at 100.00 A+ 1,413,079
2,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Idaho Arts Charter School, Inc. Project, Refunding Series 2016A,
5.000%, 12/01/38
12/26 at 100.00 BBB- 2,147,960
22,785 Total Idaho 22,800,561
Illinois - 6.8%
1,330 Adams County School District 172, Quincy, Illinois, General Obligation
Bonds, School Series 2017, 5.000%, 2/01/36 - AGM Insured
2/27 at 100.00 AA 1,467,189
67,800 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A- 75,581,406
625 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
12/22 at 100.00 BB 635,119
1,215 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 BB 1,275,823
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2012B:
4,540 5.000%, 12/01/34 12/22 at 100.00 BB 4,613,185
3,000 4.000%, 12/01/35 12/22 at 100.00 BB 3,024,480
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB 2,156,100
35,090 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB 39,553,448
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2021A:
4,000 5.000%, 12/01/35 12/30 at 100.00 BB 4,368,640
2,000 5.000%, 12/01/40 12/30 at 100.00 BB 2,169,080
3,475 Chicago Greater Metropolitan Water Reclamation District, Illinois, General
Obligation Bonds, Refunding Series 2007B, 5.250%, 12/01/35
No Opt. Call Aaa 4,503,808
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Second Lien Series 2020A:
1,250 5.000%, 12/01/45, (UB) (4) 12/29 at 100.00 A+ 1,406,550
2,220 4.000%, 12/01/50, (UB) (4) 12/29 at 100.00 A+ 2,336,239
1,815 5.000%, 12/01/55, (UB) (4) 12/29 at 100.00 A+ 2,019,932
5,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA 5,367,850
12,500 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49, (UB) (4)
12/24 at 100.00 AA 13,419,625
1,120 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River
Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A
1/23 at 100.00 N/R 1,130,819

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2020A:
$ 2,390 4.000%, 1/01/35 1/30 at 100.00 A $ 2,528,644
6,500 4.000%, 1/01/37 1/30 at 100.00 A 6,843,915
1,500 4.000%, 1/01/38 1/30 at 100.00 A 1,577,055
3,180 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 A 3,358,780
900 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2014A, 5.000%, 1/01/35
1/24 at 100.00 BBB+ 935,262
8,805 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB+ 9,866,002
920 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2003B, 5.500%, 1/01/33
1/25 at 100.00 BBB+ 986,074
13,760 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/40
1/25 at 100.00 BBB+ 14,718,659
7,545 Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E,
5.500%, 1/01/42
1/25 at 100.00 BBB+ 8,061,380
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
2,260 5.000%, 1/01/24 No Opt. Call BBB+ 2,358,853
935 5.000%, 1/01/25 No Opt. Call BBB+ 993,456
2,500 5.000%, 1/01/29 1/26 at 100.00 BBB+ 2,676,075
705 5.000%, 1/01/35 1/26 at 100.00 BBB+ 751,149
2,175 5.000%, 1/01/38 1/26 at 100.00 BBB+ 2,316,919
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2020A:
50 5.000%, 1/01/27 No Opt. Call BBB+ 54,335
6,000 5.000%, 1/01/30 No Opt. Call BBB+ 6,630,300
2,200 Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%,
1/01/39
1/25 at 100.00 BBB+ 2,354,638
715 Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series
2007F, 5.500%, 1/01/42
1/25 at 100.00 BBB+ 763,935
3,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien
Series 2014A, 5.000%, 1/01/31
1/24 at 100.00 A 3,126,540
7,595 DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project,
Green Series 2020, 3.000%, 5/15/47
5/30 at 100.00 A1 6,767,601
5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47
11/28 at 100.00 A 5,261,400
Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center, LLC
- University of Illinois Health Services Facility Project, Series
2020:
2,450 4.000%, 10/01/40 10/30 at 100.00 BBB+ 2,599,058
3,140 4.000%, 10/01/50 10/30 at 100.00 BBB+ 3,279,699
1,450 4.000%, 10/01/55 10/30 at 100.00 BBB+ 1,503,113
2,195 Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A, 5.000%, 9/01/34, (Pre-refunded 9/01/24)
9/24 at 100.00 AA+ (7) 2,352,228
3,895 Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series
2013, 4.250%, 5/15/43, (Pre-refunded 5/15/22)
5/22 at 100.00 A1 (7) 3,909,256
10,810 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/40
6/26 at 100.00 A3 11,883,757

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
54
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, Northshore
University HealthSystem, Series 2020A:
$ 1,645 5.000%, 8/15/32 8/30 at 100.00 AA- $ 1,934,306
1,250 5.000%, 8/15/33 8/30 at 100.00 AA- 1,465,412
9,780 3.250%, 8/15/49, (UB) (4) 8/30 at 100.00 AA- 9,245,132
5,000 Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
Healthcare, Refunding Series 2021A, 3.000%, 7/15/40
7/31 at 100.00 AA+ 4,817,300
10,715 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 A 11,550,341
10,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020A, 3.000%, 5/15/50, (UB) (4)
11/30 at 100.00 A 8,503,900
895 Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of
Chicago, Series 2013A, 5.500%, 7/01/28
7/23 at 100.00 A- 933,029
20 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 4.000%, 11/15/39
5/25 at 100.00 AA- 20,725
1,105 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35
8/25 at 100.00 A3 1,195,765
Illinois Finance Authority, Revenue Bonds, The Carle
Foundation, Fixed Period Series 2021A:
29,145 3.000%, 8/15/48, (UB) (4) 8/31 at 100.00 AA- 25,899,996
8,760 4.000%, 8/15/48 8/31 at 100.00 AA- 9,139,308
14,248 Illinois Housing Development Authority, Housing Revenue Bonds, MBS
Pass Through Program, Series 2017A, 3.125%, 2/01/47
3/26 at 100.00 Aaa 14,263,865
3,105 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, GNMA Collateralized - Lifelink Developments, Series 2006,
4.850%, 4/20/41, (AMT), (UB) (4)
6/21 at 100.00 AA+ 3,108,633
7,335 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/31 - AGM Insured
6/24 at 100.00 AA 7,683,559
Illinois State, General Obligation Bonds, December Series
2017A:
5,000 5.000%, 12/01/24 No Opt. Call BBB 5,332,650
1,560 5.000%, 12/01/32 12/27 at 100.00 BBB 1,697,530
3,725 Illinois State, General Obligation Bonds, June Series 2016, 4.000%,
6/01/36
6/26 at 100.00 BBB 3,783,333
7,985 Illinois State, General Obligation Bonds, March Series 2012, 5.000%,
3/01/31
5/22 at 100.00 BBB 8,011,430
3,495 Illinois State, General Obligation Bonds, March Series 2021A, 4.000%,
3/01/39
3/31 at 100.00 BBB 3,559,623
11,065 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 BBB 12,594,072
Illinois State, General Obligation Bonds, November Series
2017D:
11,625 5.000%, 11/01/27 No Opt. Call BBB 12,816,330
3,000 5.000%, 11/01/28 11/27 at 100.00 BBB 3,312,330
Illinois State, General Obligation Bonds, Refunding
September Series 2018A:
2,000 5.000%, 10/01/28 No Opt. Call BBB 2,230,600
3,500 5.000%, 10/01/33 10/28 at 100.00 BBB 3,835,370
500 Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/27 5/22 at 100.00 BBB 501,735
1,440 Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/28 7/23 at 100.00 BBB 1,508,155
5,400 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 BBB+ 5,644,404

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2020A:
$ 5,000 4.000%, 6/15/50 - BAM Insured 12/29 at 100.00 AA $ 5,014,400
7,000 5.000%, 6/15/50 12/29 at 100.00 BBB+ 7,469,070
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2022A:
3,490 4.000%, 12/15/47 12/31 at 100.00 BBB+ 3,486,301
7,555 4.000%, 6/15/52 12/31 at 100.00 BBB+ 7,479,299
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2015A:
2,500 0.000%, 12/15/52 - BAM Insured No Opt. Call AA 675,700
1,225 5.000%, 6/15/53 12/25 at 100.00 BBB+ 1,280,431
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
10,000 0.000%, 12/15/35 - AGM Insured No Opt. Call AA 5,985,700
22,500 0.000%, 12/15/37 - NPFG Insured No Opt. Call BBB+ 12,080,025
270 Metropolitan Water Reclamation District of Greater Chicago, 4.000%,
12/01/51, (UB) (4)
12/31 at 100.00 N/R 285,981
1,838 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/34 - AGM Insured
3/24 at 100.00 AA 1,905,216
845 Quad Cities Regional Economic Development Authority, Illinois, Revenue
Bonds, Augustana College, Series 2012, 4.750%, 10/01/29
10/22 at 100.00 Baa1 850,814
4,450 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2001A,
6.000%, 7/01/27 - FGIC Insured
No Opt. Call AA+ 5,085,594
3,000 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds,
Second Lien Series 2020A, 5.000%, 1/01/30
No Opt. Call AA- 3,461,070
1,000 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds,
Series 2018A, 5.000%, 1/01/36
1/28 at 100.00 AA- 1,112,380
Springfield, Illinois, Electric Revenue Bonds, Refunding
Senior Lien Series 2015:
15,530 4.000%, 3/01/40 - AGM Insured 3/25 at 100.00 AA 15,853,490
3,485 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 AA 3,708,423
5,000 University of Illinois, Auxiliary Facilities System Revenue Bonds, Series
2013A, 4.000%, 4/01/32
4/23 at 100.00 A+ 5,082,450
7,405 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/42
10/23 at 100.00 A- 7,817,681
516,946 Total Illinois 526,710,234
Indiana - 1.4%
2,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R 2,007,520
6,495 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health,
Series 2018A, 5.000%, 11/01/43
11/28 at 100.00 AA- 7,467,951
825 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/40
12/27 at 103.00 N/R 814,110

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
56
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Lighthouse Academies of Northwest Indiana Inc.
Project, Series 2016:
$ 3,710 7.000%, 12/01/34, 144A 12/24 at 100.00 N/R $ 3,846,417
6,075 7.250%, 12/01/44, 144A 12/24 at 100.00 N/R 6,282,400
5,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44
12/28 at 100.00 A2 5,278,300
5,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2020A, 4.000%, 6/01/50
6/30 at 100.00 A2 5,211,100
1,640 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 Baa1 1,736,989
2,830 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A
12/27 at 103.00 N/R 2,468,100
640 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call B- 662,042
15,205 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA 16,853,070
8,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/40
10/24 at 100.00 AA 8,541,040
2,200 Indiana Health and Educational Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2006B-7, 5.000%, 11/15/46
11/26 at 100.00 AA+ 2,438,832
Indianapolis Local Public Improvement Bond Bank, Indiana,
Community Justice Campus Bonds, Courthouse & Jail
Project, Series 2019A:
6,490 5.000%, 2/01/44 2/29 at 100.00 AAA 7,397,626
23,520 5.000%, 2/01/49 2/29 at 100.00 AAA 26,581,834
Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt
Paper LLC Project, Series 2013:
140 5.875%, 1/01/24, (AMT) No Opt. Call N/R 144,803
9,185 7.000%, 1/01/44, (AMT) 1/24 at 100.00 N/R 9,756,583
98,955 Total Indiana 107,488,717
Iowa - 0.4%
4,000 Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint
Health,  Series 2016E, 4.000%, 8/15/46
2/26 at 100.00 AA- 4,160,720
2,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 BBB- 2,010,900
10,375 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25
12/23 at 100.00 BB- 10,746,010
3,920 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50,
(Mandatory Put 12/01/33)
12/22 at 103.00 BB- 4,089,031
71,525 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2, 0.000%,
6/01/65
6/31 at 25.58 N/R 9,233,162
91,820 Total Iowa 30,239,823
Kansas - 0.1%
Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016:
1,500 5.000%, 12/01/36 12/26 at 100.00 Ba1 1,588,170
1,320 5.000%, 12/01/41 12/26 at 100.00 Ba1 1,392,389

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
Overland Park Development Corporation, Kansas,
Revenue Bonds, Convention Center Hotel, Refunding &
improvement Series 2019:
$ 1,500 5.000%, 3/01/44 3/29 at 100.00 BB- $ 1,476,630
3,500 5.000%, 3/01/49 3/29 at 100.00 BB- 3,426,640
7,820 Total Kansas 7,883,829
Kentucky - 1.1%
230 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project, Refunding
Series 2019, 4.000%, 2/01/35
2/30 at 100.00 BBB+ 243,285
10,000 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A1 8,701,100
Kentucky Bond Development Corporation, Transient Room
Tax Revenue Bonds, Lexington Center Corporation Project,
Series 2018A:
2,545 5.000%, 9/01/43 9/28 at 100.00 A2 2,885,088
2,600 5.000%, 9/01/48 9/28 at 100.00 A2 2,916,420
6,565 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured, (UB) (4)
12/27 at 100.00 AA 7,468,081
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
2,745 5.000%, 7/01/27 7/25 at 100.00 BBB+ 2,949,805
2,100 5.000%, 7/01/33 7/25 at 100.00 BBB+ 2,249,898
5,655 5.000%, 7/01/37 7/25 at 100.00 BBB+ 6,066,175
2,175 5.000%, 1/01/45 7/25 at 100.00 BBB+ 2,329,316
Kentucky Municipal Power Agency, Power System Revenue
Bonds, Prairie State Project, Refunding Series 2020A.
Forward Delivery:
1,000 5.000%, 9/01/34 9/29 at 100.00 Baa1 1,135,950
725 5.000%, 9/01/35 9/29 at 100.00 Baa1 821,251
Kentucky State Property and Buildings Commission,
Revenue Bonds, Project 119, Series 2018:
2,000 5.000%, 5/01/35 5/28 at 100.00 A1 2,260,360
2,500 5.000%, 5/01/36 5/28 at 100.00 A1 2,823,525
4,000 5.000%, 5/01/37 5/28 at 100.00 A1 4,514,200
Kentucky State Property and Buildings Commission,
Revenue Bonds, Project 122, Series 2019A:
1,000 4.000%, 11/01/35 11/28 at 100.00 A1 1,082,170
1,250 4.000%, 11/01/36 11/28 at 100.00 A1 1,351,575
760 Kentucky State University, Certificates of Participation, Series 2021,
4.000%, 11/01/46 - BAM Insured
11/31 at 100.00 AA 802,545
Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare Inc,
Series 2016A:
5,735 5.000%, 10/01/31 10/26 at 100.00 A+ 6,377,262
2,785 4.000%, 10/01/35 10/26 at 100.00 A+ 2,962,711
5,415 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2020A, 3.000%,
10/01/43
10/29 at 100.00 A+ 4,951,801
12,750 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 A2 13,131,990

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
58
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 8,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018C-2, 1.454%, 12/01/49, (Mandatory Put 6/01/25) (1-Month
LIBOR*0.67% reference rate + 1.300% spread) (6)
3/25 at 100.00 A1 $ 8,071,600
82,535 Total Kentucky 86,096,108
Louisiana - 1.5%
Calcasieu Parish Memorial Hospital Service District,
Louisiana, Revenue Bonds, Lake Charles Memorial Hospital,
Refunding Series 2019:
2,770 5.000%, 12/01/25 No Opt. Call BB 2,964,343
1,455 5.000%, 12/01/26 No Opt. Call BB 1,580,188
1,525 5.000%, 12/01/27 No Opt. Call BB 1,676,250
1,605 5.000%, 12/01/28 No Opt. Call BB 1,783,139
2,930 5.000%, 12/01/29 No Opt. Call BB 3,286,727
1,700 5.000%, 12/01/34 12/29 at 100.00 BB 1,866,600
2,625 5.000%, 12/01/39 12/29 at 100.00 BB 2,849,648
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Ochsner Clinic Foundation Project, Series 2020A:
16,495 3.000%, 5/15/47, (UB) (4) 5/30 at 100.00 A 14,387,269
5,710 4.000%, 5/15/49, (UB) (4) 5/30 at 100.00 A 5,973,916
21,235 4.000%, 5/15/49 5/30 at 100.00 A 22,216,482
2,400 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Tulane
University, Refunding Series 2020A, 4.000%, 4/01/50
4/30 at 100.00 A 2,503,008
23,975 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R 24,677,228
2,030 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 A 2,173,379
1,050 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 A (7) 1,117,011
6,750 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Series 2020E, 5.000%, 4/01/47, (AMT)
4/30 at 100.00 N/R 7,535,228
2,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 2,366,160
500 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB- 592,540
6,425 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 7,601,289
2,930 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB- 3,161,323
4,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 4/01/23)
No Opt. Call BBB- 3,980,120
1,650 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB- 1,597,744
1,135 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien
Series 2019B, 4.000%, 12/01/49 - AGM Insured
12/28 at 100.00 AA 1,192,193
1,225 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, North Oaks Health System Project, Refunding Series 2021,
4.000%, 2/01/38
2/31 at 100.00 N/R 1,294,604
114,120 Total Louisiana 118,376,389

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine - 0.1%
Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A:
$ 2,355 4.000%, 7/01/45 7/30 at 100.00 A+ $ 2,489,329
2,755 4.000%, 7/01/50 7/30 at 100.00 A+ 2,900,685
1,420 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.300%, 11/15/46, (UB)
11/30 at 100.00 AA+ 1,125,719
Portland, Maine, General Airport Revenue Bonds,
Refunding Series 2013:
460 5.000%, 7/01/26 7/23 at 100.00 BBB+ 476,799
1,000 5.000%, 7/01/27 7/23 at 100.00 BBB+ 1,034,640
7,990 Total Maine 8,027,172
Maryland - 0.8%
10,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/39
9/27 at 100.00 CCC 10,148,300
1,030 Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43, 144A
7/30 at 102.00 N/R 1,092,655
735 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R 787,295
2,000 Maryland Community Development Administration, 2.150%, 9/01/43, (UB) 3/30 at 100.00 Aa1 1,566,220
3,360 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41, (UB) (4)
3/30 at 100.00 Aa1 2,727,917
4,090 Maryland Department of Transportation, Special Transportation Project
Revenue Bonds, Baltimore/Washington International Thurgood Marshall
Airport, Series 2021B, 4.000%, 8/01/51, (AMT)
8/31 at 100.00 A1 4,208,774
Maryland Economic Development Corporation Economic
Development Revenue Bonds, Terminal Project,  Series
2019A:
450 5.000%, 6/01/44, (AMT) 6/29 at 100.00 Baa3 497,830
900 5.000%, 6/01/49, (AMT) 6/29 at 100.00 Baa3 989,910
3,885 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
5/22 at 100.00 BB- 3,921,558
Maryland Health and HIgher Educational Facilities
Authority, Revenue Bonds, Greater Baltimore Medical
Center, Series 2021A:
5,860 3.000%, 7/01/46, (UB) (4) 7/31 at 100.00 A+ 5,224,307
4,140 2.500%, 7/01/51, (UB) (4) 7/31 at 100.00 N/R 3,152,900
14,350 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42, (UB) (4)
2/25 at 100.00 A 15,417,496
3,405 Maryland Stadium Authority Built to Learn Revenue, 4.000%, 6/01/51, (UB)
(4)
6/31 at 100.00 AA 3,561,868
6,595 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2021, 4.000%, 6/01/46, (UB) (4)
6/31 at 100.00 N/R 6,929,037
60,800 Total Maryland 60,226,067
Massachusetts - 2.4%
10,000 Attleboro, Massachusetts, General Obligation Bonds, School Project,
Series 2020, 2.625%, 10/15/50, (UB) (4)
10/28 at 100.00 AA 8,084,500
8,620 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Capital Appreciation Series 2016A, 0.000%, 7/01/32
7/26 at 85.54 AA 6,471,465

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
60
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 1,000 Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017, 5.000%, 10/01/57,
144A
10/22 at 105.00 BB+ $ 1,062,560
4,350 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/37
(8)
5/22 at 100.00 N/R 1,696,500
Massachusetts Development Finance Agency, Revenue
Bonds, Beth Israel Lahey Health Issue, Series 2019K:
1,315 5.000%, 7/01/31 7/29 at 100.00 A 1,527,162
1,250 5.000%, 7/01/32 7/29 at 100.00 A 1,449,600
Massachusetts Development Finance Agency, Revenue
Bonds, Boston Medical Center Issue, Series 2016E:
1,200 5.000%, 7/01/35 7/26 at 100.00 BBB 1,310,544
5,590 5.000%, 7/01/37 7/26 at 100.00 BBB 6,089,690
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
10,000 5.000%, 7/01/43 7/28 at 100.00 A 11,359,600
6,750 5.000%, 7/01/53 7/28 at 100.00 A 7,603,875
10,410 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2016A, 5.000%, 1/01/47
1/27 at 100.00 BBB+ 11,189,813
1,500 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 Baa2 1,626,255
1,035 Massachusetts Development Finance Agency, Revenue Bonds, Loomis
Communities, Series 2013A, 4.875%, 1/01/24
1/23 at 100.00 BBB 1,060,482
Massachusetts Development Finance Agency, Revenue
Bonds, Southcoast Health System Obligated Group Issue,
Series 2021G:
1,400 4.000%, 7/01/46 7/31 at 100.00 A- 1,444,450
355 5.000%, 7/01/50 7/31 at 100.00 A- 413,398
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2019A:
2,500 5.000%, 7/01/39 1/29 at 100.00 BBB+ 2,816,750
10,165 5.000%, 7/01/44 1/29 at 100.00 BBB+ 11,378,091
920 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2020C, 4.000%, 10/01/45 - AGM Insured
10/30 at 100.00 AA 986,626
Massachusetts Development Finance Agency, Revenue
Bonds, Woods Hole Oceanographic Institution, Series
2018:
3,490 5.000%, 6/01/43 6/28 at 100.00 AA- 4,020,794
6,210 5.000%, 6/01/48 6/28 at 100.00 AA- 7,112,003
18,045 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B,
5.000%, 7/01/43, (AMT)
7/26 at 100.00 Aa2 19,573,592
Massachusetts Port Authority, Revenue Bonds, Series
2021E:
12,000 5.000%, 7/01/46, (AMT) 7/31 at 100.00 Aa2 13,569,360
7,500 5.000%, 7/01/51, (AMT) 7/31 at 100.00 Aa2 8,444,700
3,010 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2016A, 5.000%, 3/01/46
3/24 at 100.00 Aa1 3,173,383
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/43
11/27 at 100.00 Aa1 5,620,700
17,275 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2020C, 3.000%, 3/01/47, (UB) (4)
3/30 at 100.00 Aa1 15,982,657

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
Massachusetts State, General Obligation Bonds,
Consolidated Loan, Series 2021B:
$ 3,905 3.000%, 4/01/47 4/31 at 100.00 Aa1 $ 3,612,320
9,955 3.000%, 4/01/48 4/31 at 100.00 N/R 9,166,962
11,910 3.000%, 4/01/49 4/31 at 100.00 Aa1 10,925,639
10,000 2.125%, 4/01/51, (UB) 4/31 at 100.00 Aa1 7,393,900
186,660 Total Massachusetts 186,167,371
Michigan - 1.3%
2,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Social Bond
Series 2021A, 5.000%, 4/01/46
4/31 at 100.00 BB- 2,146,260
4,965 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/51, (AMT)
1/32 at 100.00 N/R 5,654,341
8,385 Grand Traverse County Hospital Finance Authority, Michigan, Revenue
Bonds, Munson Healthcare, Refunding Series 2021, 3.000%, 7/01/51,
(UB) (4)
7/31 at 100.00 AA 7,415,359
3,755 Lansing Community College, Michigan, General Obligation Bonds,
College Building & Site, Limited Tax Series 2019, 3.000%, 5/01/49
5/29 at 100.00 AA 3,583,885
2,485 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3 2,836,230
Michigan Finance Authority, Distributable State Aid
Revenue Bonds, Charter County of Wayne, Second Lien
Refunding Series 2020:
2,500 4.000%, 11/01/45 11/30 at 100.00 AA 2,690,400
9,730 4.000%, 11/01/50, (UB) (4) 11/30 at 100.00 AA 10,413,143
Michigan Finance Authority, Hospital Revenue Bonds,
McLaren Health Care, Refunding Series 2019A:
16,670 4.000%, 2/15/47 8/29 at 100.00 AA- 17,661,865
8,570 4.000%, 2/15/50 8/29 at 100.00 AA- 9,061,061
Michigan Finance Authority, Michigan, Revenue Bonds,
Trinity Health Credit Group, Refunding Series 2016MI:
9,970 5.000%, 12/01/45 6/26 at 100.00 AA- 10,857,330
145 5.000%, 12/01/45, (Pre-refunded 6/01/26) 6/26 at 100.00 N/R (7) 161,834
2,750 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020A-CL-1, 4.000%, 6/01/49
12/30 at 100.00 BBB+ 2,808,767
76,205 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R 9,220,043
1,250 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008, 6.500%,
11/01/35
5/22 at 100.00 BBB- 1,251,362
13,500 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 3.000%, 10/15/51, (UB) (4)
10/31 at 100.00 Aa2 12,350,880
5,000 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds,
William Beaumont Hospital Obligated Group, Refunding Series 2014D,
5.000%, 9/01/39
3/24 at 100.00 A+ 5,237,900
167,880 Total Michigan 103,350,660
Minnesota - 1.0%
310 Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/41
8/26 at 100.00 BB+ 310,719

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
62
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
City of Ham Lake, Minnesota, Charter School Lease
Revenue Bonds, DaVinci Academy Project, Series 2016A:
$ 150 5.000%, 7/01/36 7/24 at 102.00 N/R $ 156,945
270 5.000%, 7/01/47 7/24 at 102.00 N/R 279,674
4,050 City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian
Home Project, Series 2016, 5.000%, 10/01/51
10/24 at 102.00 N/R 4,031,370
Columbus, Minnesota, Senior Housing Revenue Bonds,
Richfield Senior Housing, Inc., Refunding Series 2015:
250 5.250%, 1/01/40 1/23 at 100.00 N/R 218,065
675 5.250%, 1/01/46 1/23 at 100.00 N/R 562,538
Dakota County Community Development Agency,
Minnesota, Senior Housing Revenue Bonds, Walker
Highview Hills LLC Project, Refunding Series 2016A:
1,555 5.000%, 8/01/46, 144A 8/22 at 100.00 N/R 1,559,712
1,250 5.000%, 8/01/51, 144A 8/22 at 100.00 N/R 1,253,575
Forest Lake, Minnesota Charter School Lease Revenue
Bonds, North Lakes Academy, Refunding Series 2021A:
3,295 5.000%, 7/01/41 7/31 at 100.00 N/R 3,353,322
11,160 5.000%, 7/01/56 7/31 at 100.00 N/R 11,140,916
2,575 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 BB 2,685,957
2,250 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 Baa1 2,482,043
5,503 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 Aaa 5,502,758
14,528 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017G, 2.650%, 10/01/47
1/27 at 100.00 Aaa 14,491,086
500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 BB+ 496,475
1,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%,
11/15/47
11/27 at 100.00 A+ 1,111,730
16,825 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
10/22 at 100.00 BBB- 16,876,653
St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
2,500 5.000%, 11/15/27, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R (7) 2,755,750
235 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R (7) 259,040
3,750 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2014A, 5.000%, 1/01/46, (Pre-refunded 1/01/24)
1/24 at 100.00 Aa3 (7) 3,955,575
72,631 Total Minnesota 73,483,903
Mississippi - 0.3%
1,290 Mississippi Business Finance Corporation, Revenue Bonds, System Energy
Resources, Inc. Project, Refunding Series 2021, 2.375%, 6/01/44, (UB)
(4)
6/26 at 100.00 A 1,003,336
5,000 Mississippi Development Bank, Special Obligation Bonds, Gulfport Water
and Sewer System Project, Series 2005, 5.250%, 7/01/24 - AGM Insured,
(ETM)
No Opt. Call AA (7) 5,211,950
1,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%,
10/15/35
10/25 at 100.00 A+ 1,091,040

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi (continued)
Mississippi State, Gaming Tax Revenue Bonds, Series
2019A:
$ 3,255 5.000%, 10/15/31 10/28 at 100.00 A+ $ 3,754,740
2,415 5.000%, 10/15/32 10/28 at 100.00 A+ 2,781,935
1,030 5.000%, 10/15/33 10/28 at 100.00 A+ 1,185,705
2,450 5.000%, 10/15/36 10/28 at 100.00 A+ 2,813,017
7,000 4.000%, 10/15/38 10/28 at 100.00 A+ 7,466,340
1,300 University of Mississippi Educational Building Corporation, Revenue
Bonds, Facilities Refinancing Project, Refunding Series 2019A, 3.000%,
10/01/34
10/29 at 100.00 Aa2 1,309,997
24,740 Total Mississippi 26,618,060
Missouri - 3.1%
3,185 Bi-State Development Agency, Missouri, Bi-State MetroLink District, St
Clair County Metrolink Extension Project Bonds, Refunding Series 2006,
5.250%, 7/01/27 - AGM Insured
No Opt. Call AA 3,667,973
Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2021:
645 4.000%, 3/01/41 3/31 at 100.00 BBB- 666,685
2,005 3.000%, 3/01/46 3/31 at 100.00 BBB- 1,728,330
530 4.000%, 3/01/46 3/31 at 100.00 BBB- 543,065
2,500 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2018A, 6.000%,
3/01/38
3/29 at 100.00 AA+ 3,096,175
5,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/44, (AMT)
3/29 at 100.00 A2 5,502,050
Kansas City Industrial Development Authority, Missouri,
Airport Special Obligation Bonds, Kansas City International
Airport Terminal Modernization Project, Series 2019B:
18,000 5.000%, 3/01/46, (AMT) 3/29 at 100.00 A2 19,721,520
42,615 5.000%, 3/01/54, (AMT) 3/29 at 100.00 A2 46,458,021
2,475 5.000%, 3/01/55 - AGM Insured, (AMT) 3/29 at 100.00 AA 2,718,886
15,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 A 14,961,900
8,935 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 AA 9,300,620
11,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 3.000%, 7/01/51,
(UB) (4)
7/31 at 100.00 AA 10,002,300
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020:
5,000 4.000%, 6/01/50 6/30 at 100.00 A+ 5,269,400
18,620 3.000%, 6/01/53, (UB) (4) 6/30 at 100.00 A+ 15,860,144
35,000 4.000%, 6/01/53, (UB) (4) 6/30 at 100.00 A+ 36,795,850
6,227 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2016D, 3.400%, 11/01/46
11/25 at 100.00 AA+ 6,236,049
2,411 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017C, 3.300%, 12/01/47
2/27 at 100.00 AA+ 2,408,448
2,250 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%,
1/01/28
1/25 at 100.00 A 2,410,943

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
64
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 15,100 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 A $ 15,753,226
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Expansion
& Improvement Projects Series 2020:
2,500 5.000%, 10/01/40 - AGM Insured, (UB) (4) 10/30 at 100.00 AA 2,899,425
1,190 5.000%, 10/01/45 - AGM Insured, (UB) (4) 10/30 at 100.00 AA 1,363,752
5,770 5.000%, 10/01/49 - AGM Insured, (UB) (4) 10/30 at 100.00 AA 6,599,437
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Series
2010A:
5,000 0.000%, 7/15/31 No Opt. Call AA 3,742,250
7,000 0.000%, 7/15/32 No Opt. Call AA 5,045,670
6,250 0.000%, 7/15/33 No Opt. Call AA 4,333,000
7,000 0.000%, 7/15/34 No Opt. Call AA 4,665,290
6,000 0.000%, 7/15/35 No Opt. Call AA 3,840,960
2,000 0.000%, 7/15/36 No Opt. Call AA 1,228,760
1,288 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion
Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26
9/22 at 100.00 N/R 437,920
1,349 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
5/22 at 100.00 N/R 728,460
241,845 Total Missouri 237,986,509
Montana - 0.2%
1,910 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 BBB 2,099,205
2,505 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/48
6/28 at 100.00 A 2,776,617
9,130 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 AA- 10,387,475
13,545 Total Montana 15,263,297
Nebraska - 0.8%
3,075 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/30
No Opt. Call A 3,503,778
4,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Series 2012, 5.000%, 9/01/42
9/22 at 100.00 A2 4,056,040
1,740 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015,
5.000%, 11/01/45
11/25 at 100.00 A 1,879,287
1,590 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Series 2021A, 3.000%, 7/01/51, (UB) (4)
1/32 at 100.00 A2 1,337,206
Omaha Public Power District, Nebraska, Separate Electric
System Revenue Bonds, Nebraska City 2, Refunding Series
2016A:
18,465 5.000%, 2/01/46, (UB) (4) 2/26 at 100.00 A+ 20,126,481
10,000 5.000%, 2/01/49, (UB) (4) 2/26 at 100.00 A+ 10,884,500
10,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Program
Bonds, Green Series 2021B, 3.000%, 7/15/54, (UB) (4)
7/31 at 100.00 Aa1 8,608,500
7,500 University of Nebraska Facilities Corporation, Nebraska, Facilities Program
Bonds, Series 2021A, 4.000%, 7/15/62, (UB) (4)
7/31 at 100.00 Aa1 8,016,975
56,370 Total Nebraska 58,412,767

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada - 0.9%
Carson City, Nevada, Hospital Revenue Bonds, Carson
Tahoe Regional Healthcare Project, Series 2017A:
$ 265 5.000%, 9/01/29 9/27 at 100.00 A- $ 294,683
750 5.000%, 9/01/30 9/27 at 100.00 A- 830,430
730 5.000%, 9/01/32 9/27 at 100.00 A- 804,051
1,965 5.000%, 9/01/42 9/27 at 100.00 A- 2,142,773
1,150 5.000%, 9/01/47 9/27 at 100.00 A- 1,248,095
13,600 Clark County, Nevada, General Obligation Bonds, Stadium Improvement,
Limited Tax Additionally Secured by Pledged Revenues, Series 2018A,
5.000%, 5/01/48
6/28 at 100.00 AA+ 15,318,496
5,000 Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las
Vegas-McCarran International Airport, Refunding Series 2019E, 5.000%,
7/01/30
7/29 at 100.00 Aa3 5,803,400
4,765 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R 4,232,702
2,515 Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro
College and Unversity System, Series 2014A, 5.500%, 1/01/34
7/24 at 100.00 BBB- 2,650,181
Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series
2016:
1,125 4.000%, 9/01/25 No Opt. Call N/R 1,161,124
1,800 4.000%, 9/01/35 9/26 at 100.00 N/R 1,807,812
2,500 Las Vegas Convention and Visitors Authority, Nevada, Convention Center
Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49
7/28 at 100.00 Aa3 2,618,000
20,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Water Improvement Series 2016A, 5.000%, 6/01/46, (UB) (4)
6/26 at 100.00 Aa1 21,887,200
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 607 Providence, Refunding Series
2013:
245 5.000%, 6/01/23 No Opt. Call N/R 252,272
200 4.250%, 6/01/24 6/23 at 103.00 N/R 206,852
1,650 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31
12/25 at 100.00 N/R 1,729,282
1,765 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 816 Summerlin Village 22, Series 2021, 3.000%, 6/01/41
6/31 at 100.00 N/R 1,496,561
Sparks, Nevada, Sales Tax Revenue Bonds, Tourism
Improvement District 1 Legends at Sparks Marina,
Refunding Senior Series 2019A:
330 2.500%, 6/15/24, 144A No Opt. Call Ba2 327,825
790 2.750%, 6/15/28, 144A No Opt. Call Ba2 769,018
61,145 Total Nevada 65,580,757
New Hampshire - 0.6%
8,558 National Finance Authority, New Hampshire, Municipal Certificates Series
2020-1 Class A, 4.125%, 1/20/34
No Opt. Call BBB 9,143,719
8,170 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42,
(AMT), 144A
7/23 at 100.00 B1 8,260,197
4,420 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45,
(AMT), (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B1 4,277,632

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
66
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Hampshire (continued)
New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group,
Series 2018A:
$ 1,000 5.000%, 8/01/34 2/28 at 100.00 A $ 1,144,480
725 5.000%, 8/01/36 2/28 at 100.00 A 829,371
17,040 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%, 8/01/59
No Opt. Call A 21,926,220
39,913 Total New Hampshire 45,581,619
New Jersey - 3.1%
4,510 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
2/23 at 100.00 BBB+ 4,641,286
5,500 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/39
1/29 at 100.00 A+ 6,334,955
Essex County Improvement Authority, New Jersey, Friends
of TEAM Charter Schools Inc -2021 Project, Social Series
2021:
1,100 4.000%, 6/15/51 6/31 at 100.00 BBB 1,121,208
3,030 4.000%, 6/15/56 6/31 at 100.00 BBB 3,074,723
3,215 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 4.000%,
7/01/34
7/27 at 100.00 Baa3 3,342,603
9,090 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.500%, 6/15/29
12/26 at 100.00 Baa1 10,238,794
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2019LLL:
5,500 5.000%, 6/15/36 12/29 at 100.00 Baa1 6,149,990
5,000 5.000%, 6/15/49 12/29 at 100.00 Baa1 5,494,450
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2019MMM:
1,155 5.000%, 6/15/34 12/29 at 100.00 Baa1 1,298,058
2,580 4.000%, 6/15/35 12/29 at 100.00 Baa1 2,691,147
1,665 4.000%, 6/15/36 12/29 at 100.00 Baa1 1,733,914
8,610 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50
12/30 at 100.00 Baa1 8,747,502
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
1999:
530 5.125%, 9/15/23, (AMT) 8/22 at 101.00 Ba3 540,812
1,650 5.250%, 9/15/29, (AMT) 8/22 at 101.00 Ba3 1,679,172
2,255 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%,
11/15/30, (AMT)
3/24 at 101.00 Ba3 2,385,587
1,640 New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 BBB+ 1,682,525
New Jersey Health Care Facilities Authority, Revenue
Bonds, Atlanticare Health System Obligated Group Issue,
Series 2021:
1,250 3.000%, 7/01/38 7/31 at 100.00 AA- 1,173,375
4,110 3.000%, 7/01/41 7/31 at 100.00 AA- 3,803,394
4,780 3.000%, 7/01/51 7/31 at 100.00 AA- 4,290,815
1,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31
7/26 at 100.00 AA 1,113,410

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, RWJ Barnabas Health Obligated Group,
Series 2021A:
$ 12,465 3.000%, 7/01/51 7/31 at 100.00 N/R $ 11,408,217
1,250 4.000%, 7/01/51 7/31 at 100.00 N/R 1,325,338
4,500 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 4.000%, 7/01/48
7/26 at 100.00 BBB- 4,708,080
1,460 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 AA 1,568,682
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Valley Health System Obligated Group,
Series 2019:
3,950 4.000%, 7/01/37 7/29 at 100.00 A+ 4,295,981
1,030 4.000%, 7/01/44 7/29 at 100.00 A+ 1,104,963
6,380 New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A, 3.000%, 6/01/32
No Opt. Call A3 6,370,621
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A:
1,475 5.000%, 6/15/30 6/26 at 100.00 A+ 1,631,984
1,035 5.000%, 6/15/31 6/26 at 100.00 A+ 1,143,768
New Jersey Transportation Trust Fund Authority,
Transportation Program Bonds, Series 2022BB:
1,620 4.000%, 6/15/38 12/31 at 100.00 N/R 1,680,151
20,000 3.000%, 6/15/50 12/31 at 100.00 N/R 16,832,600
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Forward Delivery Series
2022A:
2,670 4.000%, 6/15/38 (WI/DD, Settling 4/27/22) 6/32 at 100.00 Baa1 2,763,050
2,315 4.000%, 6/15/39 (WI/DD, Settling 4/27/22) 6/32 at 100.00 Baa1 2,391,233
2,500 4.000%, 6/15/40 (WI/DD, Settling 4/27/22) 6/32 at 100.00 Baa1 2,573,150
2,285 4.000%, 6/15/41 (WI/DD, Settling 4/27/22) 6/32 at 100.00 Baa1 2,340,046
1,880 4.000%, 6/15/42 (WI/DD, Settling 4/27/22) 6/32 at 100.00 Baa1 1,921,228
19,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
6/24 at 100.00 Baa1 20,640,499
4,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/41
6/25 at 100.00 Baa1 4,861,260
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
5,500 5.000%, 6/15/44 12/28 at 100.00 Baa1 6,037,900
4,000 5.000%, 6/15/50 12/28 at 100.00 Baa1 4,367,440
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
15,230 3.000%, 6/15/50, (UB) (4) 12/30 at 100.00 Baa1 12,818,025
5,465 4.000%, 6/15/50 12/30 at 100.00 Baa1 5,552,276
4,425 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 4.000%, 6/15/36
6/31 at 100.00 Baa1 4,615,496
3,175 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/26 - AGM Insured
No Opt. Call AA 3,551,936
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2020A:
1,160 5.000%, 11/01/41 - BAM Insured 11/30 at 100.00 AA 1,340,310
600 5.000%, 11/01/45 11/30 at 100.00 BBB+ 670,572
6,250 4.000%, 11/01/50 11/30 at 100.00 BBB+ 6,427,063

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
68
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Subordinate Series
2020A:
$ 1,250 5.000%, 11/01/45 - BAM Insured 11/30 at 100.00 AA $ 1,433,037
1,100 4.000%, 11/01/50 - BAM Insured 11/30 at 100.00 AA 1,154,351
26,165 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 28,260,817
233,355 Total New Jersey 237,327,794
New Mexico - 0.1%
3,915 Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue
Bonds, Albuquerque Acadamy Project, Refunding Series 2020, 4.000%,
9/01/40
9/30 at 100.00 A- 4,154,050
990 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.350%, 7/01/51
7/30 at 100.00 Aaa 793,624
4,905 Total New Mexico 4,947,674
New York - 19.3%
11,125 Brooklyn Arena Local Development Corporation, New York, Payment in
Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series
2016A, 5.000%, 7/15/42
1/27 at 100.00 Ba1 12,010,661
4,880 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009,
0.000%, 7/15/33
No Opt. Call Ba1 3,195,034
Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Charter School for
Applied Technologies, Series 2017A:
500 4.500%, 6/01/27 6/24 at 103.00 BBB 526,410
250 5.000%, 6/01/35 6/24 at 103.00 BBB 267,148
1,440 Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System
Revenue Bonds, Series 2017, 5.000%, 1/01/47
1/27 at 100.00 A+ 1,597,248
2,500 Build New York City Resource Corporation, New York, Revenue Bonds,
Manhattan College, Series 2017, 5.000%, 8/01/47
8/27 at 100.00 A- 2,778,075
2,310 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R 2,474,056
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020A-1:
1,790 5.250%, 6/01/40, 144A 12/30 at 100.00 N/R 1,637,027
4,800 5.500%, 6/01/55, 144A 12/30 at 100.00 N/R 4,274,016
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020C-1:
1,300 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R 1,257,724
3,035 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R 2,787,253
2,595 Dormitory Authority of the State of New York,  State Personal Income Tax
Revenue Bonds,  General Purpose, Series 2021B, 4.000%, 3/15/47
3/31 at 100.00 AA+ 2,706,066
3,500 Dormitory Authority of the State of New York, Revenue Bonds, Catholic
Health System Obligated Group Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 BBB 3,215,450
8,145 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 A- 8,770,617
3,930 Dormitory Authority of the State of New York, Revenue Bonds, Interagency
Council Pooled Loan Program, Series 2020A-1, 4.000%, 7/01/35
7/30 at 100.00 Aa3 4,107,754

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 7,500 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 A $ 7,781,100
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated Group,
Series 2017:
100 5.000%, 12/01/34, 144A 6/27 at 100.00 BBB- 111,677
300 5.000%, 12/01/36, 144A 6/27 at 100.00 BBB- 334,284
2,790 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2019A, 5.000%, 10/01/33
10/27 at 100.00 AA- 3,156,132
4,450 Dormitory Authority of the State of New York, Revenue Bonds, State
University of New York Dormitory Facilities, Series 2018A, 5.000%,
7/01/43
7/28 at 100.00 Aa3 5,071,487
Dormitory Authority of the State of New York, Revenue
Bonds, Teachers College, Series 2017:
500 5.000%, 7/01/29 7/27 at 100.00 A+ 562,305
175 5.000%, 7/01/32 7/27 at 100.00 A+ 195,732
7,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015E, 3.250%, 3/15/35
9/23 at 100.00 AA+ 7,588,725
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2019D:
13,500 4.000%, 2/15/39 2/30 at 100.00 AA+ 14,297,715
5,000 4.000%, 2/15/47 2/30 at 100.00 AA+ 5,187,850
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020A Bidding Group 1 thru 5:
3,000 3.000%, 3/15/49, (UB) (4) 9/30 at 100.00 AA+ 2,752,170
15,000 3.000%, 3/15/50, (UB) (4) 9/30 at 100.00 AA+ 13,716,450
4,850 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 3.000%, 3/15/42, (UB)
(4)
3/31 at 100.00 AA+ 4,543,335
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2021E:
5,000 4.000%, 3/15/48 3/32 at 100.00 N/R 5,227,900
28,000 3.000%, 3/15/50 3/32 at 100.00 N/R 25,604,040
1,960 3.000%, 3/15/51 3/32 at 100.00 N/R 1,756,591
14,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/38
3/28 at 100.00 AA+ 15,837,080
Dormitory Authority of the State of New York, State Sales
Tax Revenue Bonds, Series 2018C:
8,000 5.000%, 3/15/36 3/28 at 100.00 AA+ 9,067,840
10,000 5.000%, 3/15/37 3/28 at 100.00 AA+ 11,325,200
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Refunding Series 2020B:
950 4.760%, 2/01/27 No Opt. Call N/R 961,058
1,255 5.570%, 2/01/41 2/30 at 100.00 N/R 1,335,847
1,365 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 N/R 1,472,398
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
5.530%, 2/01/40
2/30 at 100.00 N/R 1,063,840

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
70
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
$ 475 4.050%, 2/01/31 2/30 at 100.00 A2 $ 444,704
885 4.450%, 2/01/41 2/30 at 100.00 A2 808,837
1,560 4.600%, 2/01/51 2/30 at 100.00 A2 1,384,750
5,320 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 6,804,174
6,500 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 A 7,325,500
1,235 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2021, 3.000%, 9/01/40
9/31 at 100.00 N/R 1,160,739
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
11,000 4.750%, 11/15/45, (UB) (4) 5/30 at 100.00 A3 11,869,660
9,015 5.000%, 11/15/50, (UB) (4) 5/30 at 100.00 A3 9,828,784
4,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-3, 4.000%,
11/15/49, (UB) (4)
11/30 at 100.00 A3 4,080,480
4,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014B, 5.250%, 11/15/32
5/24 at 100.00 A3 4,201,640
17,750 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015A-2, 5.000%, 11/15/45, (Mandatory Put 5/15/30),
(UB) (4)
No Opt. Call A3 20,377,000
15,290 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.000%, 11/15/35, (UB) (4)
11/25 at 100.00 A3 16,388,434
Monroe County Industrial Development Corporation, New
York, Revenue Bonds,  University of Rochester Project,
Series 2017A:
1,400 5.000%, 7/01/34 7/27 at 100.00 AA- 1,576,694
1,000 5.000%, 7/01/36 7/27 at 100.00 AA- 1,124,690
1,000 5.000%, 7/01/37 7/27 at 100.00 AA- 1,124,070
7,100 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%,
12/01/46
12/26 at 100.00 BBB+ 7,718,339
Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Rochester Regional Health Project,
Series 2020A:
1,685 3.000%, 12/01/37 12/30 at 100.00 BBB+ 1,493,534
3,100 3.000%, 12/01/40 12/30 at 100.00 BBB+ 2,604,248
1,880 4.000%, 12/01/46 12/30 at 100.00 BBB+ 1,936,475
Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project,
Series 2019:
985 4.000%, 1/01/30 1/26 at 103.00 N/R 961,852
1,215 5.000%, 1/01/40 1/26 at 103.00 N/R 1,189,716
9,265 Monroe County Industrial Development Corporation, New York, Tax-
Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series
2020, 3.000%, 7/01/50, (UB) (4)
7/30 at 100.00 A 7,974,941

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014:
$ 235 5.000%, 7/01/23 No Opt. Call A- $ 244,320
300 5.000%, 7/01/24 No Opt. Call A- 318,741
210 5.000%, 7/01/26 7/24 at 100.00 A- 223,024
4,500 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2021-1, 2.450%, 11/01/45, (UB)
9/29 at 100.00 N/R 3,591,900
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
3,000 0.000%, 10/01/37 (8) 5/22 at 100.00 N/R 2,400,000
1,000 0.000%, 10/01/46 (8) 5/22 at 100.00 N/R 800,000
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
1,645 3.000%, 1/01/40 - AGM Insured 1/31 at 100.00 AA 1,519,042
6,450 3.000%, 1/01/46 - AGM Insured, (UB) (4) 1/31 at 100.00 AA 5,672,711
600 3.000%, 1/01/46 - AGM Insured 1/31 at 100.00 AA 527,694
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee
Stadium Project, Series 2020A:
1,615 3.000%, 3/01/39 - AGM Insured, (UB) (4) 9/30 at 100.00 AA 1,496,136
1,155 3.000%, 3/01/40 - AGM Insured, (UB) (4) 9/30 at 100.00 AA 1,059,736
8,665 4.000%, 3/01/45 9/30 at 100.00 AA 9,076,847
9,840 4.000%, 3/01/45 - AGM Insured 9/30 at 100.00 AA 10,478,616
2,635 3.000%, 3/01/49 - AGM Insured, (UB) (4) 9/30 at 100.00 AA 2,271,897
1,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.000%, 6/15/47
12/26 at 100.00 AA+ 1,112,550
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series EE, 5.000%, 6/15/37
6/27 at 100.00 AA+ 5,631,650
21,515 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2019
Series DD-2, 5.250%, 6/15/49
6/28 at 100.00 AA+ 24,672,541
New York City Municipal Water Finance Authority, New
York, Water and Sewer System Second General Resolution
Revenue Bonds, Fiscal 2019 Series FF-2:
9,760 4.000%, 6/15/37 6/29 at 100.00 AA+ 10,543,631
10,720 4.000%, 6/15/41 6/29 at 100.00 AA+ 11,354,731
5,200 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series CC-1, 4.000%, 6/15/40
12/29 at 100.00 AA+ 5,537,584
10,505 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+ 11,167,130
9,375 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series GG-1, 4.000%, 6/15/50
6/30 at 100.00 AA+ 9,868,406
New York City Municipal Water Finance Authority, New
York, Water and Sewer System Second General Resolution
Revenue Bonds, Fiscal 2021 Series CC-1:
36,500 4.000%, 6/15/51 6/31 at 100.00 N/R 38,571,740
15,000 5.000%, 6/15/51 6/31 at 100.00 AA+ 17,136,300

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
72
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 3,585 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series AA-1, 3.000%, 6/15/51, (UB) (4)
6/31 at 100.00 AA+ $ 3,232,164
New York City Municipal Water Finance Authority, New
York, Water and Sewer System Second General Resolution
Revenue Bonds, Fiscal 2022 Series BB-1:
8,965 3.000%, 6/15/44 - BAM Insured 12/31 at 100.00 N/R 8,504,829
New York City Municipal Water Finance Authority, New
York, Water and Sewer System Second General Resolution
Revenue Bonds, Fiscal 2022 Series CC-1:
1,890 4.000%, 6/15/52 12/31 at 100.00 N/R 2,000,943
745 5.000%, 6/15/52 12/31 at 100.00 N/R 855,491
3,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2018 Series Subseries S-4A, 5.000%, 7/15/33
7/28 at 100.00 AA 3,458,970
5,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2018, Series 2017S-1, 5.000%, 7/15/35
7/27 at 100.00 AA 5,620,900
22,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/35
7/28 at 100.00 AA 25,264,580
13,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2020 Subseries S-1B, 3.000%, 7/15/49
7/29 at 100.00 AA 11,795,810
15,085 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43
1/26 at 100.00 AA 16,393,925
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2019 Series
A-1:
12,000 5.000%, 8/01/40 8/28 at 100.00 AAA 13,537,320
7,220 5.000%, 8/01/42 8/28 at 100.00 AAA 8,115,858
9,650 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2019 Subseries C-1, 4.000%,
11/01/40
5/29 at 100.00 AAA 10,074,890
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2020
Subseries B-1:
13,495 4.000%, 11/01/43 11/29 at 100.00 N/R 14,055,582
4,285 4.000%, 11/01/45 11/29 at 100.00 N/R 4,447,659
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2021
Subseries C-1:
5,000 4.000%, 5/01/41 11/30 at 100.00 N/R 5,238,111
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2021
Subseries E-1:
10,780 4.000%, 2/01/46 2/31 at 100.00 AAA 11,208,505
7,000 3.000%, 2/01/51 2/31 at 100.00 AAA 6,355,510
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries C-1, 4.000%,
2/01/51
2/32 at 100.00 N/R 5,197,850
New York City Trust for Cultural Resources, New York,
Revenue Bonds, Lincoln Center for the Performing Arts,
Series 2020A:
1,600 4.000%, 12/01/33 12/30 at 100.00 A 1,756,912
1,250 4.000%, 12/01/35 12/30 at 100.00 A 1,349,438
14,965 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
E-1, 5.000%, 3/01/44
3/28 at 100.00 AA 16,669,364

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York City, New York, General Obligation Bonds, Fiscal
2018 Series F-1:
$ 7,000 5.000%, 4/01/39 4/28 at 100.00 AA $ 7,858,200
9,775 5.000%, 4/01/43 4/28 at 100.00 AA 10,917,209
5,000 5.000%, 4/01/45 4/28 at 100.00 AA 5,568,900
New York City, New York, General Obligation Bonds, Fiscal
2019 Series D-1:
3,800 5.000%, 12/01/40 12/28 at 100.00 AA 4,307,718
13,695 5.000%, 12/01/44 12/28 at 100.00 AA 15,434,402
New York City, New York, General Obligation Bonds, Fiscal
2020 Series A-1:
19,405 3.000%, 8/01/36 8/29 at 100.00 AA 19,312,244
20,000 4.000%, 8/01/44 8/29 at 100.00 AA 21,091,800
New York City, New York, General Obligation Bonds, Fiscal
2021 Series F-1:
3,350 3.000%, 3/01/35 3/31 at 100.00 AA 3,370,335
15,940 3.000%, 3/01/51 3/31 at 100.00 AA 14,105,944
2,610 3.000%, 3/01/51, (UB) (4) 3/31 at 100.00 AA 2,309,693
12,500 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 4.000%, 8/01/50, (UB) (4)
8/31 at 100.00 AA 13,041,250
25,730 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 26,953,976
1,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 N/R 1,061,920
3,100 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 4 World Trade Center Project, Refunding Green Series 2021A,
3.000%, 11/15/51, (UB) (4)
11/31 at 100.00 A 2,682,120
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 7 World Trade Center Project,
Refunding Green Series 2022A-CL2:
3,080 3.250%, 9/15/52 3/30 at 100.00 N/R 2,827,871
1,010 3.500%, 9/15/52 3/30 at 100.00 N/R 959,510
6,235 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 1, 2.450%, 9/15/69
3/29 at 100.00 Aa2 6,065,533
1,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69
3/29 at 100.00 A2 961,660
2,465 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69
3/29 at 100.00 Baa2 2,356,195
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
13,990 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 N/R 12,868,282
20,510 4.000%, 2/15/43 2/30 at 100.00 N/R 21,505,760
28,355 2.750%, 2/15/44 - BAM Insured 2/30 at 100.00 N/R 23,685,215
New York State Environmental Facilities Corporation, State
Clean Water and Drinking Water Revolving Funds Revenue
Bonds, New York City Municipal Water Finance Authority
Projects-Second Resolution Bonds, Subordinated SRF
Series 2017A:
24,465 5.000%, 6/15/42 6/27 at 100.00 AAA 27,428,445
15,000 5.000%, 6/15/46 6/27 at 100.00 AAA 16,754,850

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
74
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 7,820 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/48
6/28 at 100.00 AAA $ 8,866,238
9,015 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2019B, 3.000%, 6/15/38
6/29 at 100.00 AAA 9,117,681
5,000 New York State Thruway Authority, 3.000%, 3/15/48, (UB) (4) 3/31 at 100.00 AA+ 4,519,900
11,200 New York State Thruway Authority, General Revenue Bonds, Series 2021O,
3.000%, 1/01/50
7/31 at 100.00 N/R 9,846,256
New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2019B:
1,935 4.000%, 1/01/41 1/30 at 100.00 A2 2,019,250
48,335 4.000%, 1/01/50 1/30 at 100.00 A2 49,951,322
New York State Thruway Authority, State Personal Income
Tax Revenue Bonds, Series 2021A-1:
9,500 3.000%, 3/15/50, (UB) 3/31 at 100.00 AA+ 8,523,970
32,670 3.000%, 3/15/51 3/31 at 100.00 AA+ 29,217,108
5,000 4.000%, 3/15/54 3/31 at 100.00 AA+ 5,238,450
5,000 4.000%, 3/15/55 3/31 at 100.00 N/R 5,234,550
7,100 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Series 2021A-1., 3.000%, 3/15/49, (UB) (4)
3/31 at 100.00 AA+ 6,393,053
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020A:
36,905 4.000%, 3/15/45 9/30 at 100.00 AA+ 38,583,439
7,000 3.000%, 3/15/50, (UB) (4) 9/30 at 100.00 AA+ 6,267,730
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020C:
2,850 4.000%, 3/15/42 9/30 at 100.00 AA+ 2,997,687
4,540 3.000%, 3/15/48 9/30 at 100.00 AA+ 4,095,761
10,275 3.000%, 3/15/48, (UB) (4) 9/30 at 100.00 AA+ 9,269,591
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020E:
11,945 3.000%, 3/15/47, (UB) (4) 3/30 at 100.00 AA+ 10,828,979
9,590 3.000%, 3/15/48, (UB) (4) 3/30 at 100.00 AA+ 8,651,618
2,500 3.000%, 3/15/50, (UB) (4) 3/30 at 100.00 AA+ 2,238,475
12,580 New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Empire Series 2021A, 4.000%, 3/15/43
9/31 at 100.00 N/R 13,233,531
New York Transportation Development Corporation,
New York, Facility Revenue Bonds, Thruway Service Areas
Project, Series 2021:
1,375 4.000%, 10/31/46, (AMT) 10/31 at 100.00 BBB- 1,417,749
12,240 4.000%, 4/30/53, (AMT) 10/31 at 100.00 BBB- 12,516,012
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A:
8,120 4.000%, 7/01/37 - AGM Insured, (AMT) 7/24 at 100.00 AA 8,351,095
14,340 5.000%, 7/01/46, (AMT) 7/24 at 100.00 BBB 15,035,347

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines, Inc.
John F Kennedy International Airport Project, Refunding
Series 2016:
$ 5,005 5.000%, 8/01/26, (AMT) 4/22 at 100.00 B $ 5,048,393
12,710 5.000%, 8/01/31, (AMT) 4/22 at 100.00 B 12,820,196
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines, Inc.
John F Kennedy International Airport Project, Series 2020:
3,815 5.250%, 8/01/31, (AMT) 8/30 at 100.00 B 4,160,830
6,425 5.375%, 8/01/36, (AMT) 8/30 at 100.00 B 7,285,436
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020A:
380 4.000%, 12/01/39, (AMT) 12/30 at 100.00 Baa1 386,798
360 4.000%, 12/01/40, (AMT) 12/30 at 100.00 Baa1 366,138
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020C:
4,005 4.000%, 12/01/39 12/30 at 100.00 Baa1 4,148,619
1,200 4.000%, 12/01/40 12/30 at 100.00 Baa1 1,246,548
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2018:
4,500 5.000%, 1/01/23, (AMT) No Opt. Call Baa3 4,599,810
200 5.000%, 1/01/24, (AMT) No Opt. Call Baa3 208,674
20,500 5.000%, 1/01/32, (AMT) 1/28 at 100.00 Baa3 22,409,575
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2020:
6,710 4.000%, 10/01/30, (AMT) No Opt. Call Baa3 6,966,322
10,440 5.000%, 10/01/35, (AMT) 10/30 at 100.00 Baa3 11,703,449
5,475 5.000%, 10/01/40, (AMT) 10/30 at 100.00 Baa3 6,049,273
5,730 4.375%, 10/01/45, (AMT) 10/30 at 100.00 Baa3 5,876,630
12,355 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Sixteen Series 2019, 4.000%, 9/01/49
9/29 at 100.00 Aa3 13,090,370
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020:
1,500 4.000%, 7/15/40, (AMT) 7/30 at 100.00 Aa3 1,552,695
2,000 4.000%, 7/15/45, (AMT) 7/30 at 100.00 Aa3 2,051,500
10,050 4.000%, 7/15/50, (AMT), (UB) (4) 7/30 at 100.00 Aa3 10,261,050
15,000 4.000%, 7/15/55, (AMT) 7/30 at 100.00 Aa3 15,266,550
875 4.000%, 7/15/55, (AMT), (UB) (4) 7/30 at 100.00 Aa3 890,549
5,485 4.000%, 7/15/60, (AMT), (UB) (4) 7/30 at 100.00 Aa3 5,562,942
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Third Series 2021:
2,780 4.000%, 7/15/46, (AMT) 7/31 at 100.00 Aa3 2,855,310
7,000 4.000%, 7/15/51, (AMT) 7/31 at 100.00 Aa3 7,163,590
1,500 4.000%, 7/15/51, (AMT), (UB) (4) 7/31 at 100.00 Aa3 1,535,055
3,305 5.000%, 7/15/56, (AMT) 7/31 at 100.00 Aa3 3,706,558
10,000 4.000%, 7/15/61, (AMT) 7/31 at 100.00 Aa3 10,148,700

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
76
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Suffolk County, New York, General Obligation Bonds,
Refunding Series 2017A:
$ 3,900 5.000%, 2/01/25 - AGM Insured No Opt. Call AA $ 4,191,018
5,000 5.000%, 2/01/26 - AGM Insured No Opt. Call AA 5,484,350
3,675 5.000%, 2/01/27 - AGM Insured No Opt. Call AA 4,105,232
1,360 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%,
11/15/42
5/27 at 100.00 AA- 1,512,374
5,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2019C, 3.000%, 11/15/46, (UB)
(4)
11/29 at 100.00 AA- 4,606,000
Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A:
4,055 5.000%, 11/15/49 11/30 at 100.00 AA- 4,638,555
12,850 4.000%, 11/15/54 11/30 at 100.00 AA- 13,472,454
Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2021A:
14,040 4.000%, 11/15/56 5/31 at 100.00 AA- 14,753,934
7,145 5.000%, 11/15/56 5/31 at 100.00 AA- 8,174,166
4,115 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-1A, 5.000%, 5/15/51
11/31 at 100.00 N/R 4,742,208
Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021C-3:
2,770 3.000%, 5/15/51 11/31 at 100.00 N/R 2,535,630
4,000 4.000%, 5/15/51, (UB) (4) 11/31 at 100.00 AA+ 4,222,320
4,680 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 N/R 4,947,415
19,580 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 AA+ 22,430,261
9,905 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 10,217,503
8,000 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series A, 5.000%, 6/01/41
6/27 at 100.00 BBB+ 8,671,440
5,200 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 Baa2 5,639,504
1,436,325 Total New York 1,480,895,842
North Carolina - 0.3%
2,735 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021A, 3.000%, 7/01/46, (UB) (4)
7/31 at 100.00 Aa3 2,511,113
3,080 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021B, 3.000%, 7/01/46, (AMT), (UB) (4)
7/31 at 100.00 Aa3 2,749,239
5,000 Charlotte, North Carolina, Certificates of Participation, Transit Projects,
Refunding Series 2021A, 3.000%, 6/01/48, (UB) (4)
6/31 at 100.00 AA+ 4,614,900
North Carolina Medical Care Commission,  Retirement
Facilities First Mortgage Revenue Bonds, Southminster
Project, Refunding Series 2016:
335 5.000%, 10/01/31 10/24 at 102.00 N/R 350,406
890 5.000%, 10/01/37 10/24 at 102.00 N/R 924,025
1,100 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/51
9/28 at 103.00 BBB 1,125,982

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Series 2017A:
$ 1,930 5.000%, 7/01/47 7/26 at 100.00 BBB $ 2,078,590
1,005 5.000%, 7/01/51 7/26 at 100.00 BBB 1,080,727
4,310 5.000%, 7/01/54 7/26 at 100.00 BBB 4,628,035
Raleigh Durham Airport Authority, North Carolina, Airport
Revenue Bonds, Refunding Series 2020A:
1,000 5.000%, 5/01/35, (AMT) 5/30 at 100.00 Aa3 1,142,900
2,710 5.000%, 5/01/36, (AMT) 5/30 at 100.00 Aa3 3,094,549
24,095 Total North Carolina 24,300,466
North Dakota - 0.5%
2,585 Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius
Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38, (Pre-
refunded 7/01/22)
7/22 at 100.00 N/R (7) 2,608,885
2,060 Burleigh County, North Dakota, Multi-County Sales Tax Revenue Bonds,
Series 2015A, 3.750%, 11/01/34, (Pre-refunded 11/01/22) - AGM
Insured
11/22 at 100.00 AA (7) 2,089,046
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021:
3,375 3.000%, 12/01/46 - AGM Insured 12/31 at 100.00 AA 3,005,910
9,145 4.000%, 12/01/46 12/31 at 100.00 Baa2 9,378,655
8,325 3.000%, 12/01/51 - AGM Insured 12/31 at 100.00 AA 7,254,155
11,850 4.000%, 12/01/51 12/31 at 100.00 Baa2 12,097,665
37,340 Total North Dakota 36,434,316
Ohio - 1.7%
Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
Obligated Group, Refunding Series 2020:
380 4.000%, 11/15/35, (UB) (4) 11/30 at 100.00 BBB+ 404,750
780 4.000%, 11/15/36, (UB) (4) 11/30 at 100.00 BBB+ 829,912
2,750 3.000%, 11/15/40, (UB) (4) 11/30 at 100.00 BBB+ 2,486,990
15,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 2,232,900
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
6,500 3.000%, 6/01/48 6/30 at 100.00 BBB+ 5,250,895
5,000 4.000%, 6/01/48 6/30 at 100.00 BBB+ 5,020,500
43,430 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 45,227,568
750 Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds,
Liberty Center Project, Liberty Community Authority, Series 2014C,
6.000%, 12/01/43
12/22 at 100.00 N/R 731,302
3,770 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health, Series
2016, 5.000%, 11/15/45
11/26 at 100.00 A 4,179,271
2,370 Cleveland, Ohio, General Obligation Bonds, Various Purpose Refunding
Series 2021A, 3.000%, 12/01/49
6/30 at 100.00 AA+ 2,235,692

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
78
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
Cleveland, Ohio, Income Tax Revenue Bonds, Public
Facilities Improvements, Refunding Subordinate Lien Series
2021A-1:
$ 2,000 3.000%, 10/01/43 10/30 at 100.00 AA $ 1,940,120
3,400 3.000%, 10/01/44 10/30 at 100.00 AA 3,281,578
3,505 3.000%, 10/01/45 10/30 at 100.00 AA 3,336,059
2,500 3.000%, 10/01/46 10/30 at 100.00 AA 2,345,525
5,000 Franklin City School District, Warren County, Ohio, General Obligation
Bonds, School Improvement Series 2021A, 3.000%, 11/01/50
11/30 at 100.00 Aa2 4,703,900
635 Middleburg Heights, Ohio, Hospital Facilities Improvement Revenue
Bonds, Southwest General Health Center Project, Refunding Series
2020A, 4.000%, 8/01/47
8/30 at 100.00 A2 671,849
250 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding &
Improvement  Series 2021, 4.000%, 8/01/41
2/31 at 100.00 A+ 263,373
3,700 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 4,625
10,000 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 B- 10,399,400
6,205 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call N/R 5,787,900
2,500 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (8)
No Opt. Call N/R 3,125
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007B, 2.500%,
11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+ 979,500
1,075 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38, (AMT), 144A
1/28 at 100.00 N/R 1,092,017
750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3 809,040
3,495 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Refunding Series 2016A, 5.000%, 1/15/46
1/26 at 100.00 A 3,790,397
Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Series 2020A:
1,945 3.000%, 1/15/45 1/30 at 100.00 N/R 1,748,730
7,235 5.000%, 1/15/50 1/30 at 100.00 A 7,956,547
1,500 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (8)
No Opt. Call N/R 1,875
700 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R 875
7,625 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008C, 3.950%, 11/01/32 (8)
No Opt. Call N/R 9,531

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
Southeastern Ohio Port Authority, Hosptial Facilities
Revenue Bonds, Memorial Health System Obligated Group
Project, Refunding and Improvement Series 2012:
$ 265 5.000%, 12/01/22 No Opt. Call BB- $ 269,431
3,000 5.750%, 12/01/32 12/22 at 100.00 BB- 3,048,090
2,000 6.000%, 12/01/42 12/22 at 100.00 BB- 2,031,460
Wood County, Ohio, Hospital Facilities Revenue
Bonds, Wood County Hospital Project, Refunding and
Improvement Series 2012:
1,330 5.000%, 12/01/27, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (7) 1,362,213
670 5.000%, 12/01/27, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (7) 686,227
1,800 5.000%, 12/01/32, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (7) 1,843,596
910 5.000%, 12/01/32, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (7) 932,040
155,725 Total Ohio 127,898,803
Oklahoma - 0.3%
1,470 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Thirty-Third
Series 2018, 5.000%, 7/01/47, (AMT)
7/28 at 100.00 A1 1,608,121
Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B:
2,475 5.500%, 8/15/52 8/28 at 100.00 Baa3 2,683,420
11,720 5.500%, 8/15/57 8/28 at 100.00 Baa3 12,706,941
811 Oklahoma Development Finance Authority, Revenue Bonds, Provident
Oklahoma Education Resources Inc.- Cross Village Student Housing
Project, Series 2017, 0.000%, 8/01/52 (8)
8/27 at 100.00 N/R 811
9,090 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/01/25)
6/25 at 100.00 B- 9,689,122
25,566 Total Oklahoma 26,688,415
Oregon - 0.5%
8,500 Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%, 1/01/48
1/26 at 100.00 A+ 9,180,340
Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Mirabella South Waterfront, Refunding
Series 2014A:
1,855 5.400%, 10/01/44 10/24 at 100.00 N/R 1,915,102
1,600 5.500%, 10/01/49 10/24 at 100.00 N/R 1,652,912
1,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/40
10/30 at 100.00 BBB+ 1,143,560
14,885 Oregon Facilities Authority, Revenue Bonds, Willamette University,
Refunding Series 2021A, 4.000%, 10/01/51
4/31 at 100.00 BBB 15,110,359
6,995 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 3.000%, 7/01/51
1/32 at 100.00 N/R 6,306,062
175 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42,
(AMT)
4/22 at 100.00 Aaa 177,440
9,925 Yamhill County School District 29J Newberg, Oregon, General Obligation
Bonds, Series 2021A, 0.000%, 6/15/51
6/31 at 58.37 Aa1 3,318,126
44,935 Total Oregon 38,803,901
Pennsylvania - 3.8%
315 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
8/22 at 100.00 B 317,133

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
80
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh
Medical Center, Series 2019A:
$ 4,540 4.000%, 7/15/38 7/29 at 100.00 A $ 4,766,909
2,555 4.000%, 7/15/39 7/29 at 100.00 A 2,675,647
1,070 Allegheny County Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel Corp.,
Refunding Series 2019, 4.875%, 11/01/24
No Opt. Call B 1,117,433
Allentown Neighborhood Improvement Zone
Development Authority, Pennsylvania, Tax Revenue Bonds,
City Center Project, Series 2018:
260 5.000%, 5/01/23, 144A No Opt. Call Ba3 266,833
300 5.000%, 5/01/42, 144A 5/28 at 100.00 Ba3 324,339
Allentown Neighborhood Improvement Zone
Development Authority, Pennsylvania, Tax Revenue Bonds,
City Center Project, Subordinate Lien, Series 2018:
5,565 5.000%, 5/01/28, 144A No Opt. Call N/R 6,117,104
1,580 5.375%, 5/01/42, 144A 5/28 at 100.00 N/R 1,730,305
2,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3 2,139,280
Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy
Generation Project, Refunding Series 2006A:
5,800 4.375%, 1/01/35, (Mandatory Put 7/01/22) No Opt. Call N/R 5,820,590
455 3.500%, 4/01/41 (8) No Opt. Call N/R 569
3,750 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (8)
No Opt. Call N/R 4,688
2,000 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (8)
No Opt. Call N/R 2,500
2,270 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47, (Mandatory Put 4/01/21)
4/31 at 100.00 N/R 1,999,575
8,775 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 A- 7,700,150
Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B:
4,860 3.000%, 12/01/44 12/31 at 100.00 N/R 4,320,637
6,300 4.000%, 12/01/51, (UB) (4) 12/31 at 100.00 N/R 6,593,076
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
150 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R (7) 161,685
770 5.000%, 1/01/38 1/25 at 100.00 N/R 811,241
625 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R (7) 673,688
Delaware River Joint Toll Bridge Commission, New
Jersey and Pennsylvania, Bridge System Revenue Bonds,
Refunding Series 2019B:
1,100 5.000%, 7/01/31 7/29 at 100.00 A1 1,286,989
1,015 5.000%, 7/01/32 7/29 at 100.00 A1 1,188,037
1,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A, 5.000%,
7/01/44
7/29 at 100.00 A1 1,147,580

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2018A:
$ 4,000 4.000%, 9/01/36, (UB) (4) 9/28 at 100.00 A $ 4,235,720
2,185 5.000%, 9/01/43 9/28 at 100.00 A 2,466,013
5,445 5.000%, 9/01/48 9/28 at 100.00 A 6,107,656
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2019:
1,000 4.000%, 9/01/37, (UB) (4) 9/29 at 100.00 A 1,064,480
2,240 4.000%, 9/01/44 9/29 at 100.00 A 2,337,933
Montgomery County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Albert
Einstein Healthcare Network Issue, Series 2015A:
1,860 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 Ba1 (7) 2,016,761
1,310 5.250%, 1/15/46, (Pre-refunded 1/15/25) 1/25 at 100.00 Ba1 (7) 1,420,407
2,410 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R 2,413,326
2,410 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R 2,413,326
1,650 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R 1,697,718
2,500 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38
9/25 at 100.00 Caa1 1,714,650
Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015:
10,395 5.000%, 12/31/38, (AMT) 6/26 at 100.00 BBB 11,065,477
3,750 5.000%, 6/30/42, (AMT) 6/26 at 100.00 BBB 3,975,375
3,865 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/37
11/22 at 100.00 BB+ 3,883,977
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of Pennsylvania Health System,
Series 2019:
1,000 4.000%, 8/15/34 8/29 at 100.00 AA 1,074,980
1,000 4.000%, 8/15/35 8/29 at 100.00 AA 1,072,580
1,500 4.000%, 8/15/36 8/29 at 100.00 AA 1,605,390
2,000 4.000%, 8/15/37 8/29 at 100.00 AA 2,136,420
4,225 4.000%, 8/15/38 8/29 at 100.00 AA 4,501,104
2,495 4.000%, 8/15/39 8/29 at 100.00 AA 2,650,962
3,345 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/39
12/24 at 100.00 A+ 3,582,194
7,405 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 A+ 7,979,110
15,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 AA 17,406,750
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2017B-1:
3,180 5.000%, 6/01/42 6/27 at 100.00 A3 3,511,165
4,540 5.250%, 6/01/47 6/27 at 100.00 A3 5,066,913

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
82
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 29,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2019A, 5.000%, 12/01/44
12/29 at 100.00 A3 $ 33,285,620
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2021A:
2,000 4.000%, 12/01/40 12/31 at 100.00 A 2,098,540
2,375 4.000%, 12/01/41 12/31 at 100.00 A 2,488,192
10,070 3.000%, 12/01/42, (UB) (4) 12/30 at 100.00 A 9,449,184
1,500 3.000%, 12/01/42 12/30 at 100.00 A 1,407,525
2,500 4.000%, 12/01/42 12/31 at 100.00 A 2,613,700
1,700 4.000%, 12/01/44 12/30 at 100.00 A 1,782,552
4,000 4.000%, 12/01/46 12/31 at 100.00 A 4,145,040
1,000 4.000%, 12/01/46 12/30 at 100.00 A 1,036,830
1,590 4.000%, 12/01/50 12/30 at 100.00 A 1,636,587
16,550 3.000%, 12/01/51, (UB) (4) 12/31 at 100.00 A 14,197,418
Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds,
Series 2018:
2,500 5.000%, 5/01/36 5/28 at 100.00 A 2,861,225
2,250 5.000%, 5/01/37 5/28 at 100.00 A 2,570,377
2,230 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%,
6/15/50, 144A
12/27 at 100.00 N/R 2,245,008
1,265 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Refunding Sixteenth Series 2020B, 4.000%, 8/01/36 - AGM
Insured
8/30 at 100.00 AA 1,375,890
Philadelphia Gas Works, Pennsylvania, Revenue Bonds,
1998 General Ordinance, Sixteenth Series 2020A:
9,390 4.000%, 8/01/45 - AGM Insured 8/30 at 100.00 AA 10,036,595
3,365 5.000%, 8/01/50 - AGM Insured 8/30 at 100.00 AA 3,888,897
Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017:
8,865 5.000%, 7/01/31 7/27 at 100.00 BBB- 9,725,082
1,930 5.000%, 7/01/32 7/27 at 100.00 BBB- 2,113,022
5,400 5.000%, 7/01/34 7/27 at 100.00 BBB- 5,900,526
Philadelphia School District, Pennsylvania, General
Obligation Bonds, Series 2021A:
6,665 4.000%, 9/01/39 9/31 at 100.00 N/R 7,193,201
4,665 4.000%, 9/01/40 9/31 at 100.00 N/R 5,018,327
6,665 4.000%, 9/01/41 9/31 at 100.00 N/R 7,147,680
4,475 4.000%, 9/01/46 9/31 at 100.00 N/R 4,729,180
4,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/34, (AMT)
7/27 at 100.00 A2 4,393,120
283,715 Total Pennsylvania 291,905,693
Puerto Rico - 2.3%
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
4,750 5.000%, 7/01/28, 144A (WI/DD, Settling 6/15/22) No Opt. Call N/R 5,255,685
6,800 5.000%, 7/01/29, 144A (WI/DD, Settling 6/15/22) No Opt. Call N/R 7,596,348
3,600 4.000%, 7/01/42, 144A (WI/DD, Settling 6/15/22) 7/32 at 100.00 N/R 3,706,020
23,075 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R 25,182,670

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
$ 6,250 5.000%, 7/01/24, 144A No Opt. Call N/R $ 6,557,625
11,340 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R 12,874,982
22,420 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 25,255,458
5,020 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 5,165,680
3,745 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 3,997,263
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,968 4.500%, 7/01/34 7/25 at 100.00 N/R 7,300,304
72,283 0.000%, 7/01/46 7/28 at 41.38 N/R 22,179,316
39,000 0.000%, 7/01/51 7/28 at 30.01 N/R 8,682,570
3,129 4.750%, 7/01/53 7/28 at 100.00 N/R 3,290,675
31,279 5.000%, 7/01/58 7/28 at 100.00 N/R 33,333,718
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 1,049,920
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2:
3,000 4.329%, 7/01/40 7/28 at 100.00 N/R 3,110,910
2,000 4.329%, 7/01/40 7/28 at 100.00 N/R 2,075,360
245,659 Total Puerto Rico 176,614,504
South Carolina - 1.0%
3,330 Columbia, South Carolina, Stormwater System Revenue Bonds, City
Stormwater Improvements, Green Series 2018, 5.000%, 2/01/48
2/28 at 100.00 AA+ 3,773,822
10,000 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put
2/01/24)
11/23 at 100.30 Aa2 10,300,300
2,500 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series 2018,
5.000%, 11/01/48
5/28 at 100.00 AA 2,809,025
3,000 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Prisma Health Obligated Group, Series 2018A, 5.000%, 5/01/48
5/28 at 100.00 A 3,324,840
3,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Improvement Series 2021B, 4.000%, 12/01/51, (UB) (4)
12/31 at 100.00 A 3,139,560
7,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A, 4.000%,
12/01/42, (UB) (4)
12/30 at 100.00 A 7,931,700
2,165 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A, 5.000%, 12/01/31
6/26 at 100.00 A 2,389,597
5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A 5,491,350
20,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/55
6/32 at 100.00 N/R 20,799,800
South Carolina State Ports Authority, Revenue Bonds, Series
2018:
4,860 5.000%, 7/01/31, (AMT) 7/28 at 100.00 A+ 5,422,302
3,760 5.000%, 7/01/32, (AMT) 7/28 at 100.00 A+ 4,180,707
4,000 South Carolina Transportation Infrastructure Bank, Revenue Bonds,
Refunding Series 2016A, 3.000%, 10/01/36
10/25 at 100.00 Aa3 3,956,440

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
84
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 2,500 Spartanburg Regional Health Services District, Inc., South Carolina,
Hosptial Revenue Bonds, Series 2020A, 4.000%, 4/15/45 - AGM Insured
4/30 at 100.00 AA $ 2,685,275
71,615 Total South Carolina 76,204,718
South Dakota - 0.1%
5,710 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc, Series 2020A, 3.000%, 9/01/45, (UB) (4)
9/30 at 100.00 AA- 5,051,637
4,800 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc., Series 2020A, 4.000%, 9/01/50, (UB) (4)
9/30 at 100.00 AA- 5,094,672
910 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 AA- 982,845
11,420 Total South Dakota 11,129,154
Tennessee - 4.4%
1,000 Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/37
1/25 at 102.00 N/R 782,890
2,920 Blount County, Tennessee, General Obligation Bonds, Refunding Series
2016B, 5.000%, 6/01/33
6/26 at 100.00 AA+ 3,223,417
2,500 Bristol Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Pinnacle Project, Series 2016, 5.625%, 6/01/35
6/26 at 100.00 N/R 2,490,025
Chattanooga Health, Educational and Housing Facility
Board, Tennessee, Revenue Bonds, Catholic Health
Initiatives, Series 2013A:
1,500 5.000%, 1/01/33, (Pre-refunded 1/01/23) 1/23 at 100.00 BBB+ (7) 1,538,310
1,000 5.250%, 1/01/45, (Pre-refunded 1/01/23) 1/23 at 100.00 BBB+ (7) 1,027,380
Chattanooga Health, Educational and Housing Facility
Board, Tennessee, Revenue Bonds, CommonSpirit Health,
Series 2019A-2:
100 5.000%, 8/01/31 8/29 at 100.00 BBB+ 114,421
100 5.000%, 8/01/32 8/29 at 100.00 BBB+ 114,112
105 5.000%, 8/01/33 8/29 at 100.00 BBB+ 119,641
100 5.000%, 8/01/35 8/29 at 100.00 BBB+ 113,712
100 5.000%, 8/01/37 8/29 at 100.00 BBB+ 113,541
835 5.000%, 8/01/44 8/29 at 100.00 BBB+ 935,960
2,310 5.000%, 8/01/49 8/29 at 100.00 BBB+ 2,574,010
Chattanooga, Tennessee, Electric System Enterprise
Revenue Bonds, Series 2015A:
500 5.000%, 9/01/31 9/25 at 100.00 AA+ 543,620
1,750 5.000%, 9/01/32 9/25 at 100.00 AA+ 1,902,057
Chattanooga-Hamilton County Hospital Authority,
Tennessee, Hospital Revenue Bonds, Erlanger Health
System, Refunding Series 2014A:
500 5.000%, 10/01/34 10/24 at 100.00 BBB 534,955
1,575 5.000%, 10/01/44 10/24 at 100.00 BBB 1,682,179
665 Clarksville, Tennessee, Electric System Revenue Bonds, Refunding Series
2015, 5.000%, 9/01/27
9/24 at 100.00 Aa2 714,496
510 DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue
Bonds, Refunding Series 2017, 3.500%, 4/01/42
4/26 at 100.00 A 516,416
900 Franklin County Health and Educational Facilities Board, Tennessee,
Revenue Bonds, University of the South, Refunding & Improvement
Series 2014, 5.000%, 9/01/29
9/22 at 100.00 A+ 913,284

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Franklin Special School District, Williamson County,
Tennessee, General Obligation Bonds, School
Improvement Series 2019:
$ 1,000 5.000%, 6/01/37 6/29 at 100.00 Aa1 $ 1,162,060
1,000 5.000%, 6/01/38 6/29 at 100.00 Aa1 1,161,210
Gallatin, Tennessee, Water and Sewer Revenue Bonds,
Refunding & Improvement Series 2015:
1,655 5.000%, 1/01/31, (Pre-refunded 1/01/25) 1/25 at 100.00 AA (7) 1,788,525
1,270 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 AA (7) 1,372,464
Greeneville Health and Educational Facilities Board,
Tennessee, Hospital Revenue Bonds, Ballad Health, Series
2018A:
5,000 5.000%, 7/01/31 7/23 at 100.00 A 5,187,000
4,860 5.000%, 7/01/32 7/23 at 100.00 A 5,038,702
1,660 5.000%, 7/01/33 7/23 at 100.00 A 1,720,208
6,500 5.000%, 7/01/34 7/23 at 100.00 A 6,733,285
2,000 5.000%, 7/01/36 7/28 at 100.00 A 2,271,140
2,395 5.000%, 7/01/37 7/28 at 100.00 A 2,714,996
1,375 Hallsdale-Powell Utility District, Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding & Improvement Series 2019, 4.000%,
4/01/39
4/29 at 100.00 AA 1,479,528
Hallsdale-Powell Utility District, Knox County, Tennessee,
Water and Sewer Revenue Bonds, Refunding Series 2018:
1,000 4.000%, 4/01/35 4/26 at 100.00 AA 1,065,530
1,415 4.000%, 4/01/38 4/26 at 100.00 AA 1,504,923
1,500 Harpeth Valley Utilities District, Davidson and Williamson Counties,
Tennessee, Utilities Revenue Bonds, Refunding Series 2015, 5.000%,
9/01/25
No Opt. Call AA+ 1,651,050
Harpeth Valley Utilities District, Davidson and Williamson
Counties, Tennessee, Utilities Revenue Bonds, Refunding
Series 2016:
2,870 5.000%, 9/01/34 9/25 at 100.00 AA+ 3,134,040
4,785 5.000%, 9/01/42 9/25 at 100.00 AA+ 5,213,975
6,000 Harpeth Valley Utilities District, Davidson and Williamson Counties,
Tennessee, Utilities Revenue Bonds, Series 2014, 5.000%, 9/01/44
9/24 at 100.00 AA+ 6,372,900
Harpeth Valley Utilities District, Davidson and Williamson
Counties, Tennessee, Utilities Revenue Bonds, Series 2020:
1,425 4.000%, 9/01/40, (UB) (4) 9/29 at 100.00 AA+ 1,536,991
3,385 4.000%, 9/01/45, (UB) (4) 9/29 at 100.00 AA+ 3,609,121
2,950 4.000%, 9/01/50, (UB) (4) 9/29 at 100.00 AA+ 3,129,979
5,130 Hendersonville Industrial Development Board, Tennessee, Multifamily
Housing Revenue Bonds, Hickory Pointe Poject, Series 2010, 4.875%,
12/01/25
No Opt. Call AA+ 5,568,512
670 Jackson Energy Authority, Tennessee, Gas System Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 6/01/28
6/25 at 100.00 Aa2 732,672
Jackson Energy Authority, Tennessee, Water System
Revenue Bonds, Series 2012:
270 5.000%, 12/01/24 No Opt. Call Aa3 291,325
140 5.000%, 12/01/25 No Opt. Call Aa3 154,788
175 5.000%, 12/01/26 No Opt. Call Aa3 197,937
Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Refunding 2015:
3,715 5.000%, 4/01/36 4/25 at 100.00 N/R 3,980,214
110 5.000%, 4/01/36, (Pre-refunded 4/01/25) 4/25 at 100.00 N/R (7) 119,110

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
86
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A:
$ 2,740 5.000%, 4/01/41 10/28 at 100.00 N/R $ 3,101,433
145 5.000%, 4/01/41, (Pre-refunded 10/01/28) 10/28 at 100.00 N/R (7) 168,483
Johnson City Energy Authority, Tennessee, Electric System
Revenue Bonds, Series 2017:
1,000 5.000%, 5/01/28 5/27 at 100.00 Aa2 1,136,970
1,000 5.000%, 5/01/29 5/27 at 100.00 Aa2 1,134,150
1,000 Johnson City Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%,
8/15/42
8/22 at 100.00 A 1,011,800
Johnson City Health and Educational Facilities Board,
Tennessee, Hospital Revenue Refunding and Improvement
Bonds, Johnson City Medical Center, Series 1998C:
2,735 5.125%, 7/01/25 - NPFG Insured, (ETM) 5/22 at 100.00 Baa2 (7) 2,971,277
9,570 5.250%, 7/01/28 - NPFG Insured, (ETM) 5/22 at 100.00 Baa2 (7) 10,030,891
1,200 Kingsport Industrial Development Board, Tennessee, Multifamily Housing
Revenue Bonds, Model City Apartments Project, Series 2009, 5.000%,
7/20/29
4/22 at 100.00 N/R 1,200,468
4,000 Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2016, 5.000%,
9/01/47
9/26 at 100.00 BBB 4,321,080
Knox County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, University Health
System, Inc., Series 2017:
2,000 4.000%, 4/01/36 4/27 at 100.00 BBB 2,071,780
310 5.000%, 4/01/36 4/27 at 100.00 BBB 341,322
Knox County Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, Covenant
Health, Refunding Series 2016A:
2,955 5.000%, 1/01/36 1/27 at 100.00 A+ 3,255,464
5,815 5.000%, 1/01/47 1/27 at 100.00 A+ 6,282,410
Knox County Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, East Tennessee
Children's Hospital, Series 2019:
3,030 5.000%, 11/15/37 2/29 at 100.00 A 3,445,231
7,500 4.000%, 11/15/43 2/29 at 100.00 A 7,912,500
1,315 Knox-Chapman Utility District of Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding and Improvement Series 2015,
5.000%, 1/01/31
1/25 at 100.00 AA- 1,420,476
Knox-Chapman Utility District of Knox County, Tennessee,
Water and Sewer Revenue Bonds, Refunding and
Improvement Series 2017:
1,475 4.000%, 1/01/32 1/26 at 100.00 AA- 1,569,444
1,000 4.000%, 1/01/35 1/26 at 100.00 AA- 1,061,720
1,315 McMinnville-Warren County Industrial Development Board, Tennessee,
Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series
2009, 5.500%, 11/20/39
4/22 at 100.00 N/R 1,331,832
6,000 Memphis & Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tourism Development Zone
Revenue Bonds, Refunding Series 2017B, 5.000%, 11/01/30
11/26 at 100.00 AA 6,724,320
4,730 Memphis, Tennessee, Electric System Revenue Bonds, Memphis Light ,
Gas and Water Division Series 2020A, 4.000%, 12/01/50
12/30 at 100.00 Aa2 5,061,147
3,305 Memphis, Tennessee, Gas System Revenue Bonds, Memphis Light, Gas &
Water Division, Series 2020, 4.000%, 12/01/45
12/30 at 100.00 N/R 3,530,203

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 1,400 Memphis, Tennessee, Gas System Revenue Bonds, Series 2017, 5.000%,
12/01/31
12/27 at 100.00 Aa1 $ 1,591,086
Memphis, Tennessee, Sanitary Sewerage System Revenue
Bonds, Refunding Series 2020B:
1,000 5.000%, 10/01/35, (UB) (4) 10/30 at 100.00 AA+ 1,191,930
1,420 5.000%, 10/01/36, (UB) (4) 10/30 at 100.00 AA+ 1,690,822
1,500 5.000%, 10/01/37, (UB) (4) 10/30 at 100.00 AA+ 1,785,090
2,250 5.000%, 10/01/38, (UB) (4) 10/30 at 100.00 AA+ 2,673,473
2,560 5.000%, 10/01/39, (UB) (4) 10/30 at 100.00 AA+ 3,037,133
2,120 5.000%, 10/01/40, (UB) (4) 10/30 at 100.00 AA+ 2,511,331
2,000 Memphis, Tennessee, Water System Revenue Bonds, Memphis Light, Gas
& Water Divsion Series 2020, 4.000%, 12/01/50
12/30 at 100.00 AAA 2,147,900
215 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27
No Opt. Call N/R 196,833
Memphis-Shelby County Airport Authority, Tennessee,
Airport Revenue Bonds, Refunding Series 2020A:
1,040 4.000%, 7/01/35 7/30 at 100.00 A2 1,097,772
450 4.000%, 7/01/36 7/30 at 100.00 A2 474,552
455 4.000%, 7/01/37 7/30 at 100.00 A2 479,424
375 4.000%, 7/01/38 7/30 at 100.00 A2 394,519
635 4.000%, 7/01/39 7/30 at 100.00 A2 667,036
10,425 Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue
Bonds, Series 2018, 5.000%, 7/01/47, (AMT)
7/28 at 100.00 A 11,361,582
4,655 Metropolitan Governemnt of Nashville & Davidson County Health and
Educational Facilities Board, Tennessee, Multifamily Housing Revenue
Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%,
3/01/40, (Mandatory Put 3/01/25)
5/22 at 100.00 AA+ 4,662,960
1,035 Metropolitan Government Nashville & Davidson County Convention
Center Authority, Tennessee, Tourism Tax Revenue Bonds, Series 2010A-
1, 5.000%, 7/01/26
5/22 at 100.00 A+ 1,037,256
2,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Blakeford at
Green Hills, Series 2020A, 4.000%, 11/01/55
11/25 at 102.00 BBB- 1,960,060
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Knowledge Academy Charter School,
Series 2017A:
1,000 0.000%, 6/15/27, 144A (8) No Opt. Call N/R 700,000
1,900 0.000%, 6/15/37, 144A (8) 6/27 at 100.00 N/R 1,330,000
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Lipscomb University, Refunding &
Improvement Series 2016A:
610 5.000%, 10/01/30 10/26 at 100.00 BBB 656,744
640 5.000%, 10/01/31 10/26 at 100.00 BBB 687,251
670 5.000%, 10/01/32 10/26 at 100.00 BBB 718,186
705 5.000%, 10/01/33 10/26 at 100.00 BBB 754,414
745 5.000%, 10/01/34 10/26 at 100.00 BBB 796,666
780 5.000%, 10/01/35 10/26 at 100.00 BBB 833,937
2,750 5.000%, 10/01/45 10/26 at 100.00 BBB 2,918,135
2,500 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb
University, Refunding & Improvement Series 2019A, 5.250%, 10/01/58
10/29 at 100.00 BBB 2,728,000

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
88
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 515 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship
Education Project, Series 2017E, 5.375%, 6/01/52, 144A
6/26 at 100.00 N/R $ 534,452
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Vanderbilt University Medical Center,
Series 2016A:
2,740 5.000%, 7/01/35 7/26 at 100.00 A3 3,005,260
1,165 5.000%, 7/01/40 7/26 at 100.00 A3 1,271,900
5,240 5.000%, 7/01/46, (UB) (4) 7/26 at 100.00 A3 5,672,667
5,000 5.000%, 7/01/46 7/26 at 100.00 A3 5,412,850
385 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2017A, 5.000%, 7/01/48
7/27 at 100.00 A3 422,410
5,000 Metropolitan Government of Nashville-Davidson County, Tennessee,
Electric System Revenue Bonds, Series 2017A, 5.000%, 5/15/42
5/27 at 100.00 AA+ 5,567,950
495 Metropolitan Government of Nashville-Davidson County, Tennessee,
General Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/23,
(Pre-refunded 7/01/22)
7/22 at 100.00 N/R (7) 499,757
2,500 Metropolitan Government of Nashville-Davidson County, Tennessee,
General Obligation Bonds, Tender Option Bond Trust 2015-XF0224,
16.783%, 7/01/27, (Pre-refunded 7/01/23), 144A, (IF)
7/23 at 100.00 AA (7) 2,910,500
5,750 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 A1 6,221,500
Metropolitan Nashville Airport Authority, Tennessee,
Airport Revenue Bonds, Subordinate Series 2019A:
1,000 4.000%, 7/01/49 7/30 at 100.00 A2 1,034,440
5,350 4.000%, 7/01/54 7/30 at 100.00 A2 5,505,953
2,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/44, (AMT)
7/30 at 100.00 A2 2,231,440
1,160 Metropolitan Nashville Airport Authority, Tennessee, Special Facility
Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010,
5.200%, 7/01/26
5/22 at 100.00 Baa3 1,150,117
Nashville Metropolitan Development and Housing Agency,
Tennessee, Tax increment Bonds, Fifth & Broadway
Development Project, Series 2018:
700 4.500%, 6/01/28, 144A No Opt. Call N/R 730,919
570 5.125%, 6/01/36, 144A 6/28 at 100.00 N/R 608,190
New Memphis Arena Public Building Authority, Memphis
and Shelby County, Tennessee, Local Government Public
Improvement Bonds, Capital Appreciation Series 2021:
3,250 0.000%, 4/01/39 4/31 at 83.61 AA 1,785,745
5,300 0.000%, 4/01/40 4/31 at 81.47 AA 2,785,892
4,850 0.000%, 4/01/41 4/31 at 79.40 AA 2,437,319
4,175 0.000%, 4/01/42 4/31 at 77.25 AA 2,013,185
3,485 0.000%, 4/01/43 4/31 at 75.19 AA 1,609,721
3,275 0.000%, 4/01/44 4/31 at 73.15 AA 1,450,170
4,675 0.000%, 4/01/45 4/31 at 71.11 AA 1,982,434
4,450 0.000%, 4/01/46 4/31 at 69.30 AA 1,806,700
1,485 Portland, Tennessee, Water and Sewer System Revenue Bonds, Series
2020, 4.000%, 4/01/40 - AGM Insured
4/30 at 100.00 AA 1,598,929
1,000 Shelby County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series
2012, 5.000%, 5/01/42, (Pre-refunded 5/01/22)
5/22 at 100.00 A1 (7) 1,003,040

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Shelby County Health, Educational and Housing Facility
Board, Tennessee, Educational Facilities Revenue Bonds,
Rhodes College, Series 2015:
$ 700 5.000%, 8/01/40 8/25 at 100.00 A+ $ 756,651
1,000 5.000%, 8/01/45 8/25 at 100.00 A+ 1,082,270
1,100 Shelby County Health, Educational and Housing Facility Board, Tennessee,
Residential Care Facility Mortgage Revenue Bonds, The Village  at
Germantown, Series 2014, 5.250%, 12/01/44
12/24 at 100.00 BBB- 1,140,755
1,500 Shelby County Health, Educational and Housing Facility Board, Tennessee,
Residential Care Facility Mortgage Revenue Bonds, The Village at
Germantown, Series 2012, 5.250%, 12/01/42, (Pre-refunded 12/01/22)
12/22 at 100.00 N/R (7) 1,537,785
Tennessee State School Bond Authority, Higher
Educational Facilities Second Program Bonds, Refunding
Series 2015B:
4,160 5.000%, 11/01/33, (Pre-refunded 11/01/25), (UB) (4) 11/25 at 100.00 AA+ (7) 4,584,195
6,225 5.000%, 11/01/34, (Pre-refunded 11/01/25), (UB) (4) 11/25 at 100.00 AA+ (7) 6,859,764
1,500 5.000%, 11/01/35, (Pre-refunded 11/01/25) 11/25 at 100.00 AA+ (7) 1,652,955
5,000 5.000%, 11/01/40, (Pre-refunded 11/01/25), (UB) (4) 11/25 at 100.00 AA+ (7) 5,509,850
1,295 5.000%, 11/01/40, (Pre-refunded 11/01/25) 11/25 at 100.00 AA+ (7) 1,427,051
10,000 5.000%, 11/01/45, (Pre-refunded 11/01/25), (UB) (4) 11/25 at 100.00 AA+ (7) 11,019,700
Tennessee State, General Obligation Bonds, Series 2014A:
1,000 5.000%, 9/01/33, (Pre-refunded 9/01/24) 9/24 at 100.00 AAA (7) 1,072,860
675 5.000%, 9/01/34, (Pre-refunded 9/01/24) 9/24 at 100.00 AAA (7) 724,180
Tennessee State, General Obligation Bonds, Series 2015A:
1,535 5.000%, 8/01/34, (Pre-refunded 8/01/25) 8/25 at 100.00 AAA (7) 1,685,522
1,250 5.000%, 8/01/35, (Pre-refunded 8/01/25) 8/25 at 100.00 AAA (7) 1,372,575
3,785 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 A2 3,912,100
The Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Series 2006A:
1,755 5.250%, 9/01/22 No Opt. Call A2 1,781,729
3,230 5.250%, 9/01/24 No Opt. Call A2 3,451,094
2,520 5.250%, 9/01/26 No Opt. Call A2 2,777,216
2,100 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB 2,357,943
The Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Series 2006C:
600 5.000%, 2/01/23 No Opt. Call A 615,456
100 5.000%, 2/01/24 No Opt. Call A 104,942
5,090 5.000%, 2/01/27 No Opt. Call A 5,590,856
1,700 Watauga River Regional Water Authority, Tennessee, Waterworks Revenue
Bonds, Series 2017, 4.000%, 7/01/37
7/27 at 100.00 A 1,824,338
500 West Knox Utility District of Knox County, Tennessee, Water and Sewer
Revenue Bonds, Refunding & Improvement Series 2016, 5.000%,
6/01/41
6/24 at 100.00 AA+ 528,095
4,995 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/45
6/25 at 100.00 AA 5,368,077
310 Williamson County H.B. & T.S. Utility District, Tennessee, Waterworks
Revenue Bonds, Series 2020, 4.000%, 9/01/41
9/29 at 100.00 AA 333,951
334,340 Total Tennessee 339,340,454

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
90
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas - 6.5%
$ 8,520 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Great Hearts America - Texas, Series 2021A, 3.000%,
8/15/56, (UB) (4)
8/31 at 100.00 Aaa $ 7,422,198
6,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Harmony Public Schools, Series 2021A, 3.000%,
2/15/46, (UB) (4)
2/31 at 100.00 AAA 5,749,620
4,035 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Riverwalk Education Foundation, Series 2019, 3.000%,
8/15/54, (UB) (4)
8/29 at 100.00 AAA 3,640,458
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education, Series 2016A:
125 5.000%, 12/01/46 12/26 at 100.00 BBB- 134,365
740 5.000%, 12/01/51 12/26 at 100.00 BBB- 794,545
10,000 Arlington, Texas, Special Tax Revenue Bonds, Subordinate Lien Series
2018C, 5.000%, 2/15/48 - BAM Insured
2/23 at 100.00 AA 10,204,500
Austin, Texas, Airport System Revenue Bonds, Series
2019B:
6,000 5.000%, 11/15/44, (AMT) 11/29 at 100.00 A1 6,665,040
10,960 5.000%, 11/15/48, (AMT) 11/29 at 100.00 A1 12,116,061
Carrollton-Farmers Branch Independent School District,
Dallas County, Texas, General Obligation Bonds, School
Building Series 2021:
1,260 3.000%, 2/15/37 2/30 at 100.00 AAA 1,295,456
1,150 3.000%, 2/15/38 2/30 at 100.00 AAA 1,168,251
965 3.000%, 2/15/39 2/30 at 100.00 AAA 978,829
765 3.000%, 2/15/40 2/30 at 100.00 AAA 774,807
4,740 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2021D, 3.000%, 1/01/46
7/31 at 100.00 N/R 4,141,670
5,410 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2018, 5.000%, 1/01/48
1/28 at 100.00 A- 5,957,221
2,745 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32
8/22 at 100.00 A- 2,774,289
1,250 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33
8/23 at 100.00 A- 1,311,613
2,500 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34
12/24 at 100.00 BBB- 2,561,925
9,700 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 BBB- 10,198,483
Collin County Community College District, Texas, General
Obligation Bonds, Series 2020A:
3,870 4.000%, 8/15/36 8/29 at 100.00 AAA 4,241,249
4,105 4.000%, 8/15/37 8/29 at 100.00 AAA 4,487,299
3,300 4.000%, 8/15/38 8/29 at 100.00 AAA 3,604,557
12,265 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Series 2016A, 5.000%, 12/01/46, (UB) (4)
12/25 at 100.00 AA+ 13,510,388
1,720 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38
11/22 at 100.00 Baa2 1,742,773
Fort Bend County, Texas, Toll Road Revenue Bonds, Senior
Lien Series 2021:
1,000 3.000%, 3/01/46 - BAM Insured, (UB) (4) 3/31 at 100.00 AA 904,460
1,625 3.000%, 3/01/51, (UB) (4) 3/31 at 100.00 AA 1,414,026

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Fort Bend Grand Parkway Toll Road Authority:
$ 1,555 3.000%, 3/01/46, (UB) (4) 3/31 at 100.00 Aa1 $ 1,535,936
1,485 3.000%, 3/01/51, (UB) (4) 3/31 at 100.00 Aa1 1,448,543
20,420 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/49
4/30 at 100.00 A+ 21,366,467
1,075 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995,
4.875%, 5/01/25, (AMT)
10/22 at 100.00 BB 1,077,967
23,500 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2021A,
3.000%, 10/01/51, (UB) (4)
10/31 at 100.00 AA 21,315,440
8,585 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A, 5.000%, 6/01/33
6/23 at 100.00 Baa2 8,644,923
1,325 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 Baa2 707,987
1,735 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/30, (AMT)
7/25 at 100.00 B 1,828,239
7,115 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvements Project, Refunding Series 2020C,
5.000%, 7/15/27, (AMT)
No Opt. Call B- 7,756,133
9,900 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Technical Operations Center Project, Series 2018, 5.000%,
7/15/28, (AMT)
No Opt. Call B 10,820,898
250 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29,
(AMT)
7/24 at 100.00 Ba3 260,088
430 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%,
7/01/27, (AMT)
No Opt. Call B- 468,571
1,645 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41, (AMT)
7/29 at 100.00 B- 1,604,944
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal Improvements Project, Refunding Series 2020B-2,
5.000%, 7/15/27, (AMT)
No Opt. Call B- 1,090,110
8,755 Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2017B, 5.000%, 11/15/37
11/27 at 100.00 Aa2 9,932,460
Houston, Texas, Hotel Occupancy Tax and Special
Revenue Bonds, Convention and Entertainment Facilities
Department, Refunding Series 2014:
2,560 5.000%, 9/01/32 9/24 at 100.00 A 2,707,994
335 5.000%, 9/01/34 9/24 at 100.00 A 354,282
Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project,
Series 2015:
1,360 5.000%, 8/15/30 8/25 at 100.00 A 1,472,159
1,280 5.000%, 8/15/35 8/25 at 100.00 A 1,383,411
Lamar Consolidated Independent School District,
Fort Bend County, Texas, General Obligation Bonds,
Schoolhouse Series 2021:
9,460 3.000%, 2/15/51 2/31 at 100.00 AAA 8,917,942
5,000 3.000%, 2/15/56, (UB) (4) 2/31 at 100.00 AAA 4,658,950

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
92
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,000 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Series 2017, 5.000%, 11/01/35, (AMT)
11/26 at 100.00 A1 $ 1,094,700
6,720 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love Field
Modernization Program Project, Series 2012, 5.000%, 11/01/28, (AMT)
11/22 at 100.00 Baa1 6,828,192
1,800 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2018, 5.000%, 5/15/48
5/28 at 100.00 A+ 2,019,492
Lower Colorado River Authority, Texas, Transmission
Contract Revenue Bonds, LCRA Transmission Services
Corporation Project, Refunding Series 2020:
2,250 5.000%, 5/15/34 5/29 at 100.00 A+ 2,603,520
1,120 5.000%, 5/15/35 5/29 at 100.00 A+ 1,294,709
7,000 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, Central Power & Light Company Project, Refunding Series
2001A, 2.600%, 11/01/29
No Opt. Call A- 6,710,270
4,520 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
4/22 at 105.00 BB- 4,750,565
4,510 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (8),(9)
1/26 at 102.00 N/R 115,764
New Hope Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Legacy at Willow Bend Project, Series 2016:
665 5.000%, 11/01/46 11/23 at 103.00 BBB- 594,949
805 5.000%, 11/01/51 11/23 at 103.00 BBB- 707,208
570 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series
2018A, 5.500%, 7/01/54
7/24 at 103.00 N/R 554,029
New Hope Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Methodist Retirement Communites Crestview Project,
Series 2016:
1,100 5.000%, 11/15/36, (Pre-refunded 11/15/24) 11/24 at 102.00 BB+ (7) 1,201,497
1,550 5.000%, 11/15/46, (Pre-refunded 11/15/24) 11/24 at 102.00 BB+ (7) 1,693,018
755 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series
2014, 5.500%, 1/01/43
1/25 at 100.00 N/R 758,541
9,680 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Westminster Project, Series 2016,
4.000%, 11/01/36
11/24 at 102.00 BBB 9,948,717
New Hope Cultural Education Facilities Finance
Corporation, Texas, Senior Living Revenue Bonds,
Sanctuary LTC LLC Project, Series 2021A-1:
20,000 5.250%, 1/01/42 1/28 at 103.00 N/R 18,190,000
19,015 5.500%, 1/01/57 1/28 at 103.00 N/R 17,024,700
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M
University-Corpus Christi Project, Series 2016A:
30 5.000%, 4/01/31, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (7) 33,299
360 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (7) 399,589
65 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (7) 72,148

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 6,625 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
4.100%, 4/01/34 - AGM Insured
4/24 at 100.00 AA $ 6,817,059
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Foundation - San Antonio 1, L.L.C.
- Texas A&M University - San Antonio Project, Series 2016A:
1,275 5.000%, 4/01/31, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (7) 1,415,212
1,290 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (7) 1,431,861
2,445 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (7) 2,713,877
1,250 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- Stephenville II, L.L.C. - Tarleton State University Project, Series 2014A,
5.000%, 4/01/34, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R (7) 1,324,025
3,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/34, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R (7) 3,177,660
10,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 Caa1 8,625,000
10,880 North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C, 6.750%, 9/01/45, (Pre-
refunded 9/01/31)
9/31 at 100.00 N/R (7) 14,845,107
7,915 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2019A, 5.000%, 1/01/38
1/29 at 100.00 A+ 9,165,333
30,670 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier Series 2021B, 3.000%, 1/01/51, (UB) (4)
1/31 at 100.00 A 26,697,622
4,410 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A, 5.000%, 1/01/34
1/25 at 100.00 A 4,713,320
24,560 Port of Houston Authority, Harris County, Texas, General Obligation Bonds,
First Lien Series 2021, 4.000%, 10/01/46
4/32 at 100.00 N/R 26,418,946
4,395 Port of Houston Authority, Harris County, Texas, General Obligation Bonds,
Refunding Series 2018A, 5.000%, 10/01/32, (AMT)
10/28 at 100.00 Aaa 5,139,865
Reagan Hospital District of Reagan County, Texas, Limited
Tax Revenue Bonds, Series 2014A:
655 5.000%, 2/01/29 2/24 at 100.00 Ba1 679,510
1,805 5.000%, 2/01/34 2/24 at 100.00 Ba1 1,866,821
385 5.125%, 2/01/39 2/24 at 100.00 Ba1 398,325
645 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call A2 735,732
5,950 Stephen F. Austin State University, Texas, Revenue Bonds, Refunding &
Improvement Series 2016, 5.000%, 10/15/42
10/28 at 100.00 AA- 6,729,271
3,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 AA 3,311,910
3,435 Tarrant County Cultural Education Facilities, Texas, Finance Corporation
Revenue Bonds, Christus Health, Refunding Series 2018B, 5.000%,
7/01/35
1/29 at 100.00 A+ 3,883,474
4,535 Temple College District, Bell County, Texas, General Obligation Limited
Tax, Series 2021, 3.000%, 7/01/46, (UB) (4)
7/31 at 100.00 AA- 4,227,618

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
94
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 10,115 Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016, 5.000%, 12/31/40, (AMT)
12/25 at 100.00 Baa3 $ 10,826,691
7,300 Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A &
3B Facility, Series 2013, 6.750%, 6/30/43, (AMT)
9/23 at 100.00 Baa3 7,784,720
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
2,570 4.000%, 6/30/35 12/30 at 100.00 Baa2 2,702,252
4,820 4.000%, 12/31/35 12/30 at 100.00 Baa2 5,076,954
1,515 4.000%, 6/30/37 12/30 at 100.00 Baa2 1,590,008
2,650 4.000%, 12/31/38 12/30 at 100.00 Baa2 2,770,549
2,550 4.000%, 12/31/39 12/30 at 100.00 Baa2 2,659,752
Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding First Tier Series 2015B:
16,500 0.000%, 8/15/36 8/24 at 59.60 A 9,156,840
7,000 0.000%, 8/15/37 8/24 at 56.94 A 3,707,830
2,910 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2020A, 3.000%, 8/15/40
8/30 at 100.00 A 2,730,569
10,000 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/37
8/24 at 100.00 A- 10,506,100
Texas Water Development Board, State Revolving Fund
Revenue Bonds, New Series 2020:
4,165 3.000%, 8/01/39 8/30 at 100.00 AAA 4,122,933
5,000 3.000%, 8/01/40 8/30 at 100.00 AAA 4,932,550
1,030 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Road Improvement Series 2015,
6.000%, 12/01/32 - BAM Insured
12/24 at 100.00 AA 1,126,954
1,135 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Utility Improvement Series 2015,
6.000%, 12/01/31 - BAM Insured
12/24 at 100.00 AA 1,242,757
Waco Educational Finance Corp:
1,315 4.000%, 3/01/46, (UB) (4) 3/31 at 100.00 A+ 1,421,094
1,315 4.000%, 3/01/51, (UB) (4) 3/31 at 100.00 A+ 1,415,006
508,050 Total Texas 501,833,541
Utah - 0.9%
5,780 Military Installation Development Authority, Tax Allocation Revenue Bonds,
Series 2021A-2, 4.000%, 6/01/52
9/26 at 103.00 N/R 4,608,163
2,600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 N/R 2,303,028
20,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/42, (AMT)
7/27 at 100.00 A 21,873,000
Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2018A:
8,180 5.000%, 7/01/43, (AMT) 7/28 at 100.00 A 8,995,219
12,610 5.250%, 7/01/48, (AMT) 7/28 at 100.00 A 13,960,279
6,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/51, (AMT)
7/31 at 100.00 N/R 6,715,320

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
Utah Charter School Finance Authority Charter School
Revenue Bonds, Vista at Entrada School of Performing Arts
and Technology) Series 2012:
$ 125 5.600%, 7/15/22, (ETM) No Opt. Call N/R (7) $ 126,578
850 6.300%, 7/15/32, (Pre-refunded 7/15/22) 7/22 at 100.00 N/R (7) 862,299
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Providence Hall Projects, Refunding Serier
2021A:
1,000 4.000%, 10/15/46 10/31 at 100.00 Aa2 1,071,830
1,000 4.000%, 10/15/51 10/31 at 100.00 Aa2 1,066,990
1,705 Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson
Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/46,
144A
2/26 at 100.00 BB 1,746,380
7,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2018A, 5.000%, 5/15/41
5/26 at 100.00 AA+ 7,680,260
66,850 Total Utah 71,009,346
Virginia - 1.5%
Arlington County Industrial Development Authority,
Virginia, Hospital Facility Revenue Bonds, Virginia Hospital
Center, Series 2020:
705 4.000%, 7/01/38 7/30 at 100.00 AA- 769,367
1,080 4.000%, 7/01/39 7/30 at 100.00 AA- 1,176,800
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2021:
8,275 3.000%, 1/01/51 1/32 at 100.00 N/R 6,786,493
5,850 4.000%, 1/01/55 1/32 at 100.00 N/R 5,931,081
Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018:
4,520 5.000%, 9/01/37, 144A 9/27 at 100.00 N/R 4,649,272
2,430 4.500%, 9/01/45, 144A 9/27 at 100.00 N/R 2,434,763
5,600 5.000%, 9/01/45, 144A 9/27 at 100.00 N/R 5,746,216
7,930 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020A, 4.000%, 7/01/51
7/30 at 100.00 AA- 8,427,687
10,070 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
4/22 at 100.00 B- 10,130,722
1,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45,
144A
7/25 at 100.00 BB+ 1,019,690
15,620 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Public Higher Education Financing Program, Series 2021C, 3.000%,
9/01/46, (UB) (4)
9/31 at 100.00 AA+ 13,893,053
2,000 Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series
2016B, 5.000%, 7/01/41, (AMT)
7/26 at 100.00 A1 2,154,380
2,000 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project,
Series 2019A, 5.500%, 7/01/49, 144A
7/34 at 100.00 N/R 2,026,500
Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017:
3,400 5.000%, 12/31/47, (AMT) 6/27 at 100.00 BBB 3,786,138
1,740 5.000%, 12/31/49, (AMT) 6/27 at 100.00 BBB 1,934,758
3,365 5.000%, 12/31/52, (AMT) 6/27 at 100.00 BBB 3,728,420
13,250 5.000%, 12/31/56, (AMT) 6/27 at 100.00 BBB 14,665,630

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
96
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
Virginia Small Business Financing Authority, Revenue
Bonds, 95 Express Lanes LLC Project, Refunding Senior
Lien Series 2022:
$ 2,930 5.000%, 12/31/47, (AMT) 12/32 at 100.00 N/R $ 3,273,220
2,825 4.000%, 1/01/48, (AMT) 1/32 at 100.00 N/R 2,869,494
2,500 5.000%, 12/31/52, (AMT) 12/32 at 100.00 N/R 2,772,275
1,240 5.000%, 12/31/57, (AMT) 12/32 at 100.00 N/R 1,369,282
3,515 Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing, OPCO LLC Project, Senior Lien Series 2012, 5.250%,
1/01/32, (AMT)
7/22 at 100.00 BBB 3,542,909
Virginia Small Business Financing Authority, Revenue
Bonds, National Senior Campuses Inc Obligated Group,
Series 2020A:
3,415 4.000%, 1/01/45 7/27 at 103.00 A 3,537,086
6,340 4.000%, 1/01/51 7/27 at 103.00 A 6,542,183
111,600 Total Virginia 113,167,419
Washington - 1.4%
130 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call BBB+ 149,707
5,385 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 AA- 5,979,558
Port of Seattle, Washington, Revenue Bonds, Intermediate
Lien Series 2019:
10,000 5.000%, 4/01/38, (AMT) 4/29 at 100.00 AA- 11,270,600
7,225 5.000%, 4/01/39, (AMT) 4/29 at 100.00 AA- 8,132,460
Skagit County Public Hospital District 1, Washington,
Revenue Bonds, Skagit Valley Hospital, Refunding &
Improvement Series 2016:
3,825 5.000%, 12/01/30 12/26 at 100.00 Baa2 4,231,444
1,950 5.000%, 12/01/31 12/26 at 100.00 Baa2 2,154,477
4,000 5.000%, 12/01/32 12/26 at 100.00 Baa2 4,414,800
1,120 5.000%, 12/01/37 12/26 at 100.00 Baa2 1,232,437
1,600 Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth,
Refunding Series 2014A, 5.000%, 11/15/28, (Pre-refunded 5/15/24)
5/24 at 100.00 AA- (7) 1,698,528
Washington Health Care Facilities Authority, Revenue
Bonds, Virginia Mason Medical Center, Series 2017:
5,180 5.000%, 8/15/34 8/27 at 100.00 BBB- 5,726,645
1,775 5.000%, 8/15/35 8/27 at 100.00 BBB- 1,960,914
2,500 5.000%, 8/15/36 8/27 at 100.00 BBB- 2,760,050
2,400 5.000%, 8/15/37 8/27 at 100.00 BBB- 2,648,400
5,010 4.000%, 8/15/42 8/27 at 100.00 BBB- 5,185,450
Washington Health Care Facilities Authority, Revenue
Bonds, Yakima Valley Memorial Hospital Association, Series
2016:
6,000 5.000%, 12/01/41 12/26 at 100.00 Ba1 6,497,160
5,930 5.000%, 12/01/46 12/26 at 100.00 Ba1 6,384,890
4,640 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 4.000%, 7/01/43
7/31 at 100.00 Baa3 4,684,962
12,000 Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Series 2018, 5.000%, 7/01/58, (UB) (4)
7/28 at 100.00 Baa1 13,058,520
Washington State Higher Education Facilities Authority,
Revenue Bonds, Seattle University, Series 2020:
1,000 4.000%, 5/01/45 5/30 at 100.00 A 1,050,230
1,025 4.000%, 5/01/50 5/30 at 100.00 A 1,070,848

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill
Project, Series 2016:
$ 1,155 5.000%, 7/01/41, 144A 7/26 at 100.00 N/R $ 1,170,316
2,000 5.000%, 7/01/46, 144A 7/26 at 100.00 N/R 2,011,220
3,805 5.000%, 7/01/51, 144A 7/26 at 100.00 N/R 3,810,441
1,100 Washington State Housing Finance Commission, Non-Profit Revenue
Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28
7/23 at 100.00 A- 1,132,329
2,340 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
1/23 at 100.00 BBB- 2,359,679
8,520 Washington State, General Obligation Bonds, Various Purpose Series
2015B, 5.000%, 2/01/36
2/25 at 100.00 Aaa 9,158,233
101,615 Total Washington 109,934,298
West Virginia - 0.4%
12,460 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2020, 5.000%,
7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B 13,033,534
15,500 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series
2018A, 5.000%, 1/01/43
1/29 at 100.00 BBB+ 17,125,950
2,375 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series
2019A, 5.000%, 9/01/30
9/29 at 100.00 Baa1 2,733,862
1,585 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A, 4.000%, 6/01/41
6/26 at 100.00 A 1,658,734
31,920 Total West Virginia 34,552,080
Wisconsin - 2.5%
1,250 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%,
2/01/36, 144A
2/26 at 100.00 N/R 1,279,150
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Eno River Academy Project, Series 2020A:
815 5.000%, 6/15/40, 144A 6/30 at 100.00 Ba1 855,155
1,380 5.000%, 6/15/54, 144A 6/30 at 100.00 Ba1 1,424,864
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Founders Academy of Las Vegas, Series
2020A:
555 4.000%, 7/01/30, 144A 7/28 at 100.00 BB- 556,188
200 5.000%, 7/01/55, 144A 7/28 at 100.00 BB- 205,266
2,150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A,
5.000%, 6/15/46, 144A
6/26 at 100.00 N/R 1,922,466
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Voyager Foundation Inc. of North Carolina,
Series 2012A:
105 5.500%, 10/01/22, (ETM) No Opt. Call Baa3 (7) 107,112
375 6.000%, 10/01/32, (Pre-refunded 10/01/22) 10/22 at 100.00 Baa3 (7) 383,670

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
98
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Voyager Foundation, Inc. of North Carolina
Project, Series 2014A:
$ 1,080 5.000%, 10/01/34, (Pre-refunded 10/01/22) 10/22 at 100.00 Baa3 (7) $ 1,099,742
500 5.125%, 10/01/45, (Pre-refunded 10/01/22) 10/22 at 100.00 Baa3 (7) 509,445
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, First Tier Series 2018A-1:
11 0.000%, 1/01/47, 144A (8) No Opt. Call N/R 275
10 0.000%, 1/01/48, 144A (8) No Opt. Call N/R 233
9 0.000%, 1/01/49, 144A (8) No Opt. Call N/R 221
9 0.000%, 1/01/50, 144A (8) No Opt. Call N/R 203
9 0.000%, 1/01/51, 144A (8) No Opt. Call N/R 193
12 0.000%, 1/01/52, 144A (8) No Opt. Call N/R 238
11 0.000%, 1/01/53, 144A (8) No Opt. Call N/R 227
11 0.000%, 1/01/54, 144A (8) No Opt. Call N/R 210
11 0.000%, 1/01/55, 144A (8) No Opt. Call N/R 199
11 0.000%, 1/01/56, 144A (8) No Opt. Call N/R 189
579 0.000%, 7/01/56, 144A (8) 3/28 at 100.00 N/R 374,267
12 0.000%, 1/01/57, 144A (8) No Opt. Call N/R 201
11 0.000%, 1/01/58, 144A (8) No Opt. Call N/R 189
11 0.000%, 1/01/59, 144A (8) No Opt. Call N/R 178
11 0.000%, 1/01/60, 144A (8) No Opt. Call N/R 167
11 0.000%, 1/01/61, 144A (8) No Opt. Call N/R 158
11 0.000%, 1/01/62, 144A (8) No Opt. Call N/R 148
10 0.000%, 1/01/63, 144A (8) No Opt. Call N/R 140
10 0.000%, 1/01/64, 144A (8) No Opt. Call N/R 132
10 0.000%, 1/01/65, 144A (8) No Opt. Call N/R 124
11 0.000%, 1/01/66, 144A (8) No Opt. Call N/R 126
128 0.000%, 1/01/67, 144A (8) No Opt. Call N/R 1,399
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, Second Tier Series 2018B:
27 0.000%, 1/01/46, 144A (8) No Opt. Call N/R 713
27 0.000%, 1/01/47, 144A (8) No Opt. Call N/R 667
26 0.000%, 1/01/48, 144A (8) No Opt. Call N/R 642
26 0.000%, 1/01/49, 144A (8) No Opt. Call N/R 614
26 0.000%, 1/01/50, 144A (8) No Opt. Call N/R 574
28 0.000%, 1/01/51, 144A (8) No Opt. Call N/R 608
727 1.000%, 7/01/51, 144A (8) 3/28 at 100.00 N/R 400,744
28 0.000%, 1/01/52, 144A (8) No Opt. Call N/R 573
28 0.000%, 1/01/53, 144A (8) No Opt. Call N/R 547
27 0.000%, 1/01/54, 144A (8) No Opt. Call N/R 522
27 0.000%, 1/01/55, 144A (8) No Opt. Call N/R 496
27 0.000%, 1/01/56, 144A (8) No Opt. Call N/R 475
27 0.000%, 1/01/57, 144A (8) No Opt. Call N/R 453
26 0.000%, 1/01/58, 144A (8) No Opt. Call N/R 430
26 0.000%, 1/01/59, 144A (8) No Opt. Call N/R 414
26 0.000%, 1/01/60, 144A (8) No Opt. Call N/R 393
25 0.000%, 1/01/61, 144A (8) No Opt. Call N/R 371
25 0.000%, 1/01/62, 144A (8) No Opt. Call N/R 355
25 0.000%, 1/01/63, 144A (8) No Opt. Call N/R 338
25 0.000%, 1/01/64, 144A (8) No Opt. Call N/R 325
24 0.000%, 1/01/65, 144A (8) No Opt. Call N/R 308
24 0.000%, 1/01/66, 144A (8) No Opt. Call N/R 286
314 0.000%, 1/01/67, 144A (8) No Opt. Call N/R 3,422
1,650 Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina
International School, Series 2013A, 7.000%, 8/01/43, 144A
8/23 at 100.00 BB+ 1,728,177

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Cottonwood Classical Preparatory School
in Albuquerque, New Mexico, Series 2012A:
$ 1,610 6.000%, 12/01/32, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (7) $ 1,658,316
5,000 6.250%, 12/01/42, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (7) 5,158,250
3,845 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 N/R 3,706,003
Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Appalachian Regional Healthcare System
Obligated Group, Series 2021A:
585 4.000%, 7/01/46 1/31 at 100.00 BBB 592,184
1,675 4.000%, 7/01/51 1/31 at 100.00 BBB 1,688,500
1,925 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 4.000%,
1/01/45
1/30 at 100.00 A 2,023,521
1,050 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Scotland Health Care System, Series 2021A, 3.000%, 10/01/51
10/31 at 100.00 N/R 868,077
Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project,
Refunding Series 2020A:
10,930 3.000%, 6/01/45, (UB) (4) 6/30 at 100.00 A+ 9,635,014
29,070 3.000%, 6/01/45 - AGM Insured, (UB) (4) 6/30 at 100.00 AA 27,410,684
8,000 Public Finance Authority of Wisconsin, Hospital Revenue Bonds,
WakeMed, Series 2019A, 4.000%, 10/01/49
4/29 at 100.00 A+ 8,447,200
14,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%,
12/01/42, 144A
12/27 at 100.00 N/R 14,069,860
2,735 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48
9/28 at 100.00 N/R 2,205,996
10,865 Public Finance Authority of Wisconsin, Revenue Bonds, Bayhealth Medical
Center Project, Series 2021A, 3.000%, 7/01/50
1/32 at 100.00 N/R 9,561,417
Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project,
Series 2021:
2,655 4.000%, 7/01/36, (AMT) 7/28 at 100.00 N/R 2,548,827
3,225 4.250%, 7/01/54, (AMT) 7/31 at 100.00 N/R 2,951,294
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series 2018A-1:
1,360 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R 836,400
4,065 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 2,499,975
1,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49
1/28 at 100.00 N/R 615,000
13,410 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A
6/26 at 100.00 BBB- 13,878,277
5,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 BBB 5,251,400
18,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32
6/22 at 100.00 A3 18,107,280

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
100
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014:
$ 1,880 5.250%, 10/01/39 10/22 at 102.00 N/R $ 1,901,827
1,000 5.375%, 10/01/44 10/22 at 102.00 N/R 1,011,940
3,500 5.500%, 10/01/49 10/22 at 102.00 N/R 3,550,295
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 4.000%,
4/01/39
4/27 at 100.00 AA 2,125,900
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 A- 5,409,850
435 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
5.000%, 8/15/39
8/24 at 100.00 A+ 462,296
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A:
2,980 5.000%, 7/01/34 7/24 at 100.00 A 3,156,744
2,100 4.350%, 7/01/36 4/22 at 100.00 A 2,102,772
3,485 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2019, 3.125%, 12/15/49
12/29 at 100.00 AA- 3,131,447
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Refunding Series 2013:
3,175 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 BBB+ (7) 3,314,859
275 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 A (7) 287,114
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014:
5,000 5.000%, 12/01/34 12/22 at 102.00 N/R 5,052,900
4,435 5.000%, 12/01/44 12/22 at 102.00 N/R 4,448,882
4,225 5.250%, 12/01/49 12/22 at 102.00 N/R 4,256,941
6,732 Wisconsin Housing and Economic Development Authority, Homeowners
Mortgage Revenue Bonds, Guaranteed Mortgage-Backed Securities
Program, Pass Through Series 2017A, 2.690%, 7/01/47
10/26 at 100.00 Aaa 6,683,364
198,797 Total Wisconsin 191,475,528
$ 8,713,110 Total Municipal Bonds (cost $8,715,546,899) 8,536,194,141
Shares Description (1) Value
COMMON STOCKS - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
719,217 Energy Harbor Corp (10),(11),(12) 43,602,531
Total Common Stocks (cost $14,257,608) 43,602,531

Principal
Amount (000) Description (1)
Coupon
(13)
Reference
Rate (13) Spread (13) Maturity (14) Ratings (3) Value
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (13)
Hotels, Restaurants & Leisure - 0.0%
$ 47 Lombard Starwood Westin
Hotel Conference Center
and Hotel Project Revenue
Bonds(cash 7.500%, PIK
7.500%)(15)
7.500% N/A N/A 12/31/23 N/R $ 47,446
$ 47 Total Variable Rate Senior Loan Interests (cost $47,446) 47,446
Total Long-Term Investments (cost $8,729,851,953) 8,579,844,118
Floating Rate Obligations - (12.7)% (979,823,000)
Other Assets Less Liabilities - 1.1% 87,389,054
Net Assets - 100% $ 7,687,410,172
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”)rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10) For fair value measurement disclosure purposes, investment classified as Level 2.
(11) Common Stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation
Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2008B,3.625%, 10/01/33,Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%,11/01/32.
(12) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(13) Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(14) Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to repay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(15) Senior loan received as part of the bondholder funding agreement during March 2021 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
102
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA Securities Industry and Financial Market Association
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Nuveen Intermediate Duration Municipal Bond
Fund
Portfolio of Investments March 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.6%
MUNICIPAL BONDS - 95.8%
Alabama - 2.2%
$ 12,655 Alabama Public School and College Authority, Capital Improvement Pool
Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/26
No Opt. Call Aa1 $ 14,287,875
7,630 Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding
Series 2017A, 5.000%, 10/01/31 - AGM Insured, (AMT)
10/27 at 100.00 AA 8,482,576
5,820 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds,
Series 2018A, 4.000%, 7/01/37
7/28 at 100.00 Aa3 6,047,271
2,880 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds,
Series 2018B, 5.000%, 7/01/37
7/28 at 100.00 A1 3,170,765
6,665 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/01/23)
9/23 at 100.31 A2 6,832,158
6,685 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 A1 6,960,823
9,325 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 6 Series 2021B, 4.000%, 10/01/52, (Mandatory Put 12/01/26)
9/26 at 100.79 N/R 9,720,007
6,815 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/29)
9/29 at 100.40 N/R 7,279,101
37,510 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2017A, 4.000%, 8/01/47, (Mandatory Put 7/01/22)
4/22 at 100.52 Aa2 37,761,692
5,295 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 6/01/51, (Mandatory Put 12/01/31)
9/31 at 100.53 Aa2 5,745,393
Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020:
1,045 5.000%, 8/01/26 - AGM Insured No Opt. Call AA 1,159,616
1,000 5.000%, 8/01/28 - AGM Insured No Opt. Call AA 1,145,330
1,000 5.000%, 8/01/30 - AGM Insured No Opt. Call AA 1,169,700
14,455 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2
Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 A2 14,945,458
7,385 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call A1 7,048,761
28,940 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2008, 2.900%, 7/15/34, (Mandatory Put 12/12/23)
No Opt. Call A1 29,314,773
910 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%,
4/15/27
4/25 at 100.00 N/R 939,548
Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series
2015:
2,080 5.000%, 3/01/23 No Opt. Call BBB- 2,129,546
3,555 5.000%, 3/01/24 No Opt. Call BBB- 3,720,094
2,235 5.000%, 3/01/25 No Opt. Call BBB- 2,386,041
1,725 5.000%, 3/01/26 No Opt. Call BBB- 1,876,558
8,285 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding Series
2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call BBB 7,978,124

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
104
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alabama (continued)
$ 12,565 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49, (Mandatory
Put 4/01/24)
1/24 at 100.27 A $ 12,898,349
8,505 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49, (Mandatory
Put 6/01/24)
3/24 at 100.29 A1 8,769,931
2,700 Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds,
Project 1, Series 2021A, 4.000%, 11/01/51, (Mandatory Put 10/01/28)
7/28 at 100.68 A2 2,845,206
745 The Improvement District of the City of Mobile - McGowin Park Project,
Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25
No Opt. Call N/R 751,839
11,078 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 4.500%, 5/01/32, 144A
5/29 at 100.00 N/R 10,875,592
209,488 Total Alabama 216,242,127
Alaska - 0.0%
1,900 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2022A-II, 2.350%, 12/01/39
12/30 at 100.00 N/R 1,626,343
Arizona - 1.9%
Arizona Board of Regents, Univeristy of Arizona, SPEED
Revenue Bonds, Stimulus Plan for Economic and
Educational Development, Series 2020C. Forward Delivery:
980 5.000%, 8/01/26 No Opt. Call Aa3 1,096,052
1,000 5.000%, 8/01/29 No Opt. Call Aa3 1,179,110
Arizona Industrial Development Authority, Hospital
Revenue Bonds, Phoenix Children's Hospital, Series 2021A:
1,475 5.000%, 2/01/27 No Opt. Call AA- 1,662,723
1,300 5.000%, 2/01/28 No Opt. Call AA- 1,490,333
1,600 5.000%, 2/01/29 No Opt. Call AA- 1,862,784
1,500 5.000%, 2/01/30 No Opt. Call AA- 1,770,360
1,470 5.000%, 2/01/31 No Opt. Call AA- 1,761,633
Arizona Sports and Tourism Authority, Tax Revenue Bonds,
Multipurpose Stadium Facility Project, Refunding Senior
Series 2012A:
10,270 5.000%, 7/01/25 7/22 at 100.00 A1 10,356,473
16,235 5.000%, 7/01/26 7/22 at 100.00 A1 16,368,127
16,760 5.000%, 7/01/27 7/22 at 100.00 A1 16,893,745
Arizona State, Certificates of Participation, Refunding Series
2019A:
5,630 5.000%, 10/01/26, (ETM) No Opt. Call Aa2 (4) 6,342,420
16,880 5.000%, 10/01/27, (ETM) No Opt. Call Aa2 (4) 19,413,351
12,550 5.000%, 10/01/28, (ETM) No Opt. Call Aa2 (4) 14,706,341
21,410 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2005,
2.400%, 12/01/35, (Mandatory Put 8/14/23)
No Opt. Call A+ 21,504,846
2,470 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A+ 2,490,847
18,100 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 A+ 19,147,085
2,000 Glendale Industrial Development Authority, Arizona, Revenue Bonds,
Midwestern University, Refunding Series 2007, 5.000%, 5/15/26
5/22 at 100.00 A+ 2,009,360

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 775 Glendale Industrial Development Authority, Arizona, Revenue Bonds,
Midwestern University, Refunding Series 2020, 4.000%, 5/15/26
No Opt. Call AA $ 828,971
890 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41, 144A
7/31 at 100.00 N/R 879,925
1,950 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/39, 144A
7/29 at 100.00 BB+ 2,101,924
1,090 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 4.125%, 9/01/38
9/28 at 100.00 A+ 1,165,995
Maricopa County Industrial Development Authority,
Arizona, Hospital Revenue Bonds, HonorHealth, Series
2021A:
450 5.000%, 9/01/27 No Opt. Call A+ 515,241
675 5.000%, 9/01/28 No Opt. Call A+ 785,821
3,655 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019B, 0.870%, 1/01/35,
(Mandatory Put 10/18/22) (SIFMA reference rate + 0.380% spread) (5)
4/22 at 100.00 AA- 3,655,183
3,145 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 1.080%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread) (5)
10/23 at 100.00 AA- 3,158,775
2,520 Maricopa County Pollution Control Corporation, Arizona, Pollution Control
Revenue Bonds, El Paso Electric Company, Refunding Series 2009A,
3.600%, 2/01/40
6/29 at 100.00 BBB+ 2,541,017
Northern Arizona University, Revenue Bonds, SPEED -
Stimulus Plan Economic Educational Development Fund,
Refunding Series 2020B:
3,615 5.000%, 8/01/26 - AGM Insured No Opt. Call AA 4,002,058
4,220 5.000%, 8/01/27 - AGM Insured No Opt. Call AA 4,756,404
3,975 5.000%, 8/01/28 - AGM Insured No Opt. Call AA 4,545,174
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
385 5.000%, 6/01/22 No Opt. Call A+ 387,448
430 5.000%, 6/01/23 No Opt. Call A+ 446,035
640 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2021A, 5.000%, 7/01/26
No Opt. Call AAA 714,509
2,650 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29
3/23 at 100.00 A- 2,698,124
830 Regional Public Transportation Authority, Arizona, Transportation Excise
Tax Revenue Bonds, Maricopa County Public Transportation Fund Series
2014, 5.250%, 7/01/23
No Opt. Call AA+ 866,819
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
2,975 5.000%, 12/01/32 No Opt. Call A3 3,446,567
1,845 5.000%, 12/01/37 No Opt. Call A3 2,188,244
1,960 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021C-1. TEMPS
-85, 1.500%, 12/01/27
12/22 at 100.00 N/R 1,795,478
170,305 Total Arizona 181,535,302

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
106
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arkansas - 0.6%
$ 14,355 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 Ba3 $ 14,636,645
11,415 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44,
(Mandatory Put 9/01/27)
3/27 at 100.00 BBB+ 12,855,117
1,000 Arkansas State University, Student Fee Revenue Bonds, Jonesboro
Campus, Series 2013, 5.000%, 12/01/33
12/23 at 100.00 A1 1,053,790
Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021:
2,805 2.000%, 6/01/29 12/26 at 100.00 Aa2 2,694,174
2,500 2.000%, 6/01/30 12/26 at 100.00 Aa2 2,354,100
2,905 2.000%, 6/01/31 12/26 at 100.00 Aa2 2,681,025
Little Rock, Arkansas, Hotel and Restaurant Gross Receipts
Tax Bonds, Series 2014:
500 5.000%, 7/01/22 No Opt. Call A+ 504,645
820 5.000%, 7/01/23 No Opt. Call A+ 852,005
1,610 5.000%, 7/01/26 7/24 at 100.00 A+ 1,715,326
1,485 5.000%, 7/01/28 7/24 at 100.00 A+ 1,580,797
1,935 5.000%, 7/01/29 7/24 at 100.00 A+ 2,059,827
1,005 5.000%, 7/01/30 7/24 at 100.00 A+ 1,070,064
4,595 5.000%, 7/01/34 7/24 at 100.00 A+ 4,891,423
Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014:
2,175 5.000%, 12/01/25 12/24 at 100.00 A 2,338,560
1,820 5.000%, 12/01/27 12/24 at 100.00 A 1,952,951
600 Rogers, Arkansas, Sales and Use Tax Bonds, Improvement Series 2018B,
3.875%, 11/01/39
11/26 at 100.00 AA- 635,130
University of Arkansas, Fayetteville, Various Facilities
Revenue Bonds, Refunding & Improvement Series 2019A:
1,215 5.000%, 11/01/34 5/29 at 100.00 Aa2 1,423,166
1,260 5.000%, 11/01/35 5/29 at 100.00 Aa2 1,474,603
54,000 Total Arkansas 56,773,348
California - 4.4%
5,160 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory
Put 8/01/31)
5/31 at 100.63 A1 5,586,577
California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A:
1,225 5.000%, 6/01/31 6/30 at 100.00 A- 1,402,037
1,310 5.000%, 6/01/32 6/30 at 100.00 A- 1,494,527
635 5.000%, 6/01/33 6/30 at 100.00 A- 722,973
740 4.000%, 6/01/34 6/30 at 100.00 A- 784,097
1,235 4.000%, 6/01/35 6/30 at 100.00 A- 1,306,309
1,575 4.000%, 6/01/36 6/30 at 100.00 A- 1,664,318
415 4.000%, 6/01/37 6/30 at 100.00 A- 437,285
2,460 4.000%, 6/01/38 6/30 at 100.00 A- 2,587,354
700 4.000%, 6/01/39 6/30 at 100.00 A- 734,769
965 4.000%, 6/01/40 6/30 at 100.00 A- 1,011,523
2,935 California Department of Water Resources, Central Valley Project Water
System Revenue Bonds, Series 2021BD, 5.000%, 12/01/26
No Opt. Call AAA 3,319,690
6,965 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Series 2011A, 3.000%, 3/01/41, (Mandatory Put
3/01/24)
9/23 at 100.00 A+ 7,050,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Health Facilities Financing Authority, Revenue
Bonds, Children's Hospital Los Angeles, Series 2017A:
$ 1,205 5.000%, 8/15/35 8/27 at 100.00 BBB+ $ 1,356,083
1,845 5.000%, 8/15/36 8/27 at 100.00 BBB+ 2,074,961
7,030 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanante System, Series 2006C, 5.000%, 6/01/41, (Mandatory Put
11/01/29)
No Opt. Call AA- 8,283,660
California Health Facilities Financing Authority, Revenue
Bonds, Providence Saint Joseph Health, Term Rate Series
2019C:
680 5.000%, 10/01/39, (Mandatory Put 10/01/25) 10/25 at 100.00 N/R 745,450
520 5.000%, 10/01/39, (Pre-refunded 10/01/25) No Opt. Call N/R (4) 570,232
20,423 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+ 21,645,837
5,726 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 5,979,284
19,881 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-2, 3.750%, 3/25/35
No Opt. Call N/R 21,283,014
1,463 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-3, 3.250%, 8/20/36
No Opt. Call N/R 1,464,150
10,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.850%,
1/01/50, (AMT), (Mandatory Put 1/26/23), 144A
5/22 at 100.00 N/R 9,948,000
6,025 California Infrastructure and Economic Development Bank, Revenue
Bonds, J Paul Getty Trust, Refunding Series 2020B-2, 3.000%, 10/01/47,
(Mandatory Put 10/01/26)
4/26 at 101.17 N/R 6,241,177
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
5,950 3.250%, 12/31/32 - AGM Insured, (AMT) 6/28 at 100.00 AA 5,955,771
4,000 5.000%, 12/31/33, (AMT) 6/28 at 100.00 BBB- 4,394,080
5,000 5.000%, 12/31/34, (AMT) 6/28 at 100.00 BBB- 5,487,550
5,530 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2,
3.125%, 11/01/40, (AMT), (Mandatory Put 11/03/25)
No Opt. Call A- 5,653,319
24,490 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call A- 25,175,720
12,330 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call A- 12,552,063
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
5,425 5.250%, 12/01/29 12/24 at 100.00 BB 5,857,861
5,940 5.250%, 12/01/34 12/24 at 100.00 BB 6,395,895
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A:
1,500 5.000%, 12/01/27, 144A 6/26 at 100.00 BB 1,661,190
2,695 5.000%, 12/01/31, 144A 6/26 at 100.00 BB 2,964,473
4,200 5.000%, 12/01/36, 144A 6/26 at 100.00 BB 4,603,998

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
108
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A:
$ 2,530 5.000%, 12/01/33, 144A 6/28 at 100.00 BB $ 2,867,122
3,790 5.250%, 12/01/38, 144A 6/28 at 100.00 BB 4,331,629
915 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%,
7/01/25, (Pre-refunded 7/01/24)
7/24 at 100.00 A- (4) 975,692
10,300 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46,
(Mandatory Put 11/01/29)
No Opt. Call AA- 12,136,799
5,775 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45,
(Mandatory Put 11/01/29)
No Opt. Call AA- 6,804,856
50 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22
(6),(7)
1/22 at 100.00 N/R 44,529
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Escondido Portfolio, Social Senior Lien Series 2021A-1,
3.000%, 6/01/48, 144A
6/31 at 100.00 N/R 3,907,950
6,605 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series
2021A-1, 3.000%, 7/01/43, 144A
7/32 at 100.00 N/R 5,305,334
2,400 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-1,
2.650%, 12/01/46, 144A
12/31 at 100.00 N/R 2,018,856
5,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 3,864,358
Delano, California, Certificates of Participation, Delano
Regional Medical Center, Series 2012:
2,860 5.000%, 1/01/23, (ETM) No Opt. Call N/R (4) 2,927,896
1,635 5.000%, 1/01/24, (Pre-refunded 1/01/23) 1/23 at 100.00 N/R (4) 1,673,815
1,325 5.000%, 1/01/25, (Pre-refunded 1/01/23) 1/23 at 100.00 N/R (4) 1,356,456
El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020:
1,430 5.000%, 8/01/33 - AGM Insured 8/27 at 100.00 AA 1,627,855
2,200 5.000%, 8/01/34 - AGM Insured 8/27 at 100.00 AA 2,500,828
2,280 5.000%, 8/01/35 - AGM Insured 8/27 at 100.00 AA 2,592,998
23,715 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 2,894,653
17,895 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36, (Pre-
refunded 6/01/22)
6/22 at 100.00 BB (4) 17,968,548
1,300 Grant Joint Union High School District, Sacramento County, California,
General Obligation Bonds, Capital Appreciation Election 2006 Series
2008, 0.000%, 8/01/26 - AGM Insured
No Opt. Call A1 1,157,663
Lake Elsinore Public Financing Authority, California, Local
Agency Revenue Bonds, Canyon Hills Improvement Area A
& C, Series 2014C:
1,000 5.000%, 9/01/30 9/24 at 100.00 N/R 1,052,950
1,015 5.000%, 9/01/32 9/24 at 100.00 N/R 1,066,785
465 5.000%, 9/01/34 9/24 at 100.00 N/R 488,278

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,675 Lake Elsinore Redevelopment Agency, California, Special Tax Bonds,
Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 -
AGM Insured
5/22 at 100.00 AA $ 2,679,334
2,015 Las Virgenes Unified School District, Los Angeles County, California,
General Obligation Bonds, 2006 Election, Series 2009B, 0.000%,
8/01/27
No Opt. Call Aa1 1,747,811
13,425 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018D, 5.000%,
5/15/25, (AMT)
No Opt. Call Aa3 14,456,577
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014B, 5.000%, 7/01/43
1/24 at 100.00 Aa2 5,253,800
Los Angeles, California, Special Tax Bonds, Community
Facilities District 4, Playa Vista Phase I, Series 2014:
1,060 5.000%, 9/01/24 No Opt. Call A+ 1,132,313
1,240 5.000%, 9/01/25 9/24 at 100.00 A+ 1,324,221
1,010 5.000%, 9/01/26 9/24 at 100.00 A+ 1,080,549
400 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 - BAM
Insured
9/25 at 100.00 AA 434,896
5,345 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/28 (8)
2/28 at 100.00 Aa1 5,938,936
12,155 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.125%, 11/01/29
No Opt. Call A 13,992,228
9,710 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.125%, 11/01/29
No Opt. Call A 11,178,346
8,040 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 6.750%,
8/01/40
8/30 at 100.00 A2 10,255,100
Palomar Pomerado Health, California, General Obligation
Bonds, Series 2009A:
2,095 0.000%, 8/01/22 No Opt. Call AA 2,083,331
4,085 0.000%, 8/01/23 No Opt. Call AA 3,955,955
5,350 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/34
No Opt. Call Aa2 3,643,029
2,410 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 - AGM
Insured
10/24 at 100.00 AA 2,509,147
Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115 0.000%, 10/01/34 No Opt. Call A 1,392,326
2,000 0.000%, 10/01/36 No Opt. Call A 1,215,900
14,450 San Diego Association of Governments, California, Capital Grants Receipts
Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B,
1.800%, 11/15/27
11/26 at 100.00 A- 13,900,611
San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2014A:
5,075 5.000%, 1/15/29, (Pre-refunded 1/15/25) 1/25 at 100.00 A- (4) 5,485,821
24,010 5.000%, 1/15/34, (Pre-refunded 1/15/25) 1/25 at 100.00 A- (4) 25,953,610

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
110
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
$ 2,380 6.250%, 7/01/24 No Opt. Call Baa2 $ 2,508,068
1,430 6.250%, 7/01/24, (ETM) No Opt. Call Baa2 (4) 1,508,893
University of California, General Revenue Bonds, Limited
Project Series 2018O:
4,605 5.000%, 5/15/32 5/28 at 100.00 AA- 5,314,354
3,645 5.000%, 5/15/33 5/28 at 100.00 AA- 4,196,306
2,030 Victor Elementary School District, San Bernardino County, California,
General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 - FGIC
Insured
No Opt. Call Aa3 1,975,170
3,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31
8/26 at 100.00 AA 3,423,750
Washington Township Health Care District, California,
Revenue Bonds, Refunding Series 2015A:
1,540 5.000%, 7/01/24 No Opt. Call Baa2 1,635,511
1,415 5.000%, 7/01/25 No Opt. Call Baa2 1,537,949
1,450 3.250%, 7/01/27 7/25 at 100.00 Baa2 1,489,426
1,435 3.500%, 7/01/28 7/25 at 100.00 Baa2 1,471,865
1,355 3.750%, 7/01/29 7/25 at 100.00 Baa2 1,400,474
2,500 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25
No Opt. Call AA- 2,815,800
428,258 Total California 426,853,084
Colorado - 2.6%
2,955 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 N/R 2,724,717
Arapahoe County School District 6, Littleton, Colorado,
General Obligation Bonds, Series 2019A:
1,890 5.500%, 12/01/29 12/28 at 100.00 Aa1 2,277,582
1,295 5.500%, 12/01/30 12/28 at 100.00 Aa1 1,560,566
1,650 5.500%, 12/01/32 12/28 at 100.00 Aa1 1,987,771
1,250 5.500%, 12/01/33 12/28 at 100.00 Aa1 1,504,088
9,355 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A
12/22 at 103.00 N/R 9,697,767
1,115 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/29
12/25 at 103.00 N/R 1,117,531
10,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior
Series 2017, 4.000%, 6/30/51, (AMT)
12/27 at 100.00 A- 10,372,200
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Regis University Project, Refunding Series
2016:
1,910 5.000%, 10/01/25 No Opt. Call Baa2 2,075,024
1,235 5.000%, 10/01/30 10/25 at 100.00 Baa2 1,316,436
1,715 3.125%, 10/01/31 10/25 at 100.00 Baa2 1,675,486
5,005 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 5.000%, 11/15/39
11/29 at 100.00 AA 5,831,476
4,045 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic
Health Initiatives, Series 2009B-1, 5.000%, 7/01/29, (Pre-refunded
11/09/22)
11/22 at 100.00 BBB+ (4) 4,131,968

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-1:
$ 7,500 5.000%, 8/01/27 No Opt. Call BBB+ $ 8,449,350
6,970 5.000%, 8/01/28 No Opt. Call BBB+ 7,960,994
4,000 5.000%, 8/01/29 No Opt. Call BBB+ 4,628,880
5,940 5.000%, 8/01/30 8/29 at 100.00 BBB+ 6,813,002
1,875 5.000%, 8/01/31 8/29 at 100.00 BBB+ 2,145,394
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
6,475 5.000%, 8/01/27 No Opt. Call BBB+ 7,294,605
7,035 5.000%, 8/01/28 No Opt. Call BBB+ 8,035,236
1,950 5.000%, 8/01/29 No Opt. Call BBB+ 2,256,579
2,045 5.000%, 8/01/30 8/29 at 100.00 BBB+ 2,345,554
5,000 5.000%, 8/01/31 8/29 at 100.00 BBB+ 5,721,050
18,780 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 BBB+ 20,090,844
12,435 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 BBB+ 13,563,352
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Living Communities & Services, Series 2020A, 4.000%, 12/01/40
12/27 at 103.00 A- 2,158,280
370 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.500%, 6/01/33, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R (4) 385,951
14,505 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2016, 3.125%, 9/01/42
9/26 at 100.00 Baa1 13,590,895
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, SCL Health System, Refunding Series 2019A:
80 5.000%, 1/01/26 No Opt. Call AA- 88,201
3,495 4.000%, 1/01/35 1/30 at 100.00 AA- 3,749,925
5,000 4.000%, 1/01/37 1/30 at 100.00 AA- 5,338,800
8,815 4.000%, 1/01/38 1/30 at 100.00 AA- 9,385,948
5,250 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Series 2013A,
5.500%, 1/01/35
1/24 at 100.00 AA- 5,565,788
2,755 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021E, 2.125%, 11/01/42
5/30 at 100.00 AAA 2,251,772
6,510 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021H, 2.000%, 5/01/42
5/30 at 100.00 AAA 5,349,137
1,500 Delta County Memorial Hospital District, Colorado, Enterprise Revenue
Bonds, Refunding Series 2010, 5.500%, 9/01/25
5/22 at 100.00 BB 1,445,400
11,035 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2012B, 5.000%, 11/15/32, (Pre-refunded 11/15/22)
11/22 at 100.00 AA- (4) 11,285,715
15,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/24, (AMT)
No Opt. Call A+ 15,979,500
10,770 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 B 11,092,238
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
1,500 5.000%, 12/01/31 12/26 at 100.00 Baa2 1,636,620
500 5.000%, 12/01/32 12/26 at 100.00 Baa2 544,975
645 5.000%, 12/01/33 12/26 at 100.00 Baa2 702,108

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
112
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A:
$ 380 5.250%, 12/01/39, 144A 12/23 at 103.00 N/R $ 400,300
1,910 5.250%, 12/01/39, 144A 12/23 at 103.00 N/R 2,012,605
1,040 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 4.000%, 12/01/35,
144A
3/26 at 103.00 N/R 1,012,159
845 Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 4.125%, 12/15/36
12/25 at 103.00 N/R 841,907
1,145 Pueblo County School District 60, Pueblo, Colorado, General Obligation
Bonds, Refunding Series 2009, 5.000%, 12/15/22
No Opt. Call Aa2 1,174,255
750 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/36
10/26 at 102.00 N/R 699,750
Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series
2020A:
600 5.000%, 1/15/28 No Opt. Call A- 666,726
550 5.000%, 7/15/28 No Opt. Call A- 614,906
750 5.000%, 1/15/29 No Opt. Call A- 840,600
500 5.000%, 7/15/29 No Opt. Call A- 563,425
555 5.000%, 1/15/30 No Opt. Call A- 628,959
445 5.000%, 7/15/30 No Opt. Call A- 506,770
1,035 5.000%, 1/15/31 No Opt. Call A- 1,183,357
Riverwalk Metropolitan District 2, Glendale, Arapahoe
County, Colorado, Special Revenue Bonds, Series 2022A:
2,100 4.500%, 12/01/32 3/27 at 103.00 N/R 2,046,072
9,095 5.000%, 12/01/42 3/27 at 103.00 N/R 8,960,758
1,000 Spring Mesa Metropolitan District, Jefferson County, Colorado, General
Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44
12/25 at 100.00 AA 1,019,890
730 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/41
3/26 at 103.00 N/R 767,938
30 Windy Gap Firming Project Water Activity Enterprise, Colorado, Senior
Revenue Bonds, Series 2021, 5.000%, 7/15/27
No Opt. Call AA 34,397
236,615 Total Colorado 250,103,479
Connecticut - 1.7%
3,890 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36
1/30 at 100.00 A+ 4,131,958
1,955 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53, (Mandatory
Put 1/01/25)
10/24 at 100.93 A+ 2,101,332
5,570 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020B-2, 5.000%, 7/01/53, (Mandatory
Put 1/01/27)
10/26 at 100.87 A+ 6,239,068
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A:
4,045 4.000%, 7/01/34 7/29 at 100.00 A- 4,215,052
10,495 4.000%, 7/01/35 7/29 at 100.00 A- 10,925,610
5,000 4.000%, 7/01/36 7/29 at 100.00 A- 5,200,750

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1:
$ 700 4.000%, 7/01/26 No Opt. Call BBB+ $ 740,971
925 4.000%, 7/01/27 No Opt. Call BBB+ 987,447
775 4.000%, 7/01/28 No Opt. Call BBB+ 832,195
600 4.000%, 7/01/29 No Opt. Call BBB+ 647,640
11,555 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2014A, 1.100%, 7/01/48, (Mandatory Put 2/07/23)
No Opt. Call AAA 11,501,500
14,285 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2016A-1, 1.450%, 7/01/42, (Mandatory Put
7/01/22)
No Opt. Call AAA 14,294,714
5,530 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2016A-2, 2.000%, 7/01/42, (Mandatory Put
7/01/26)
No Opt. Call AAA 5,459,880
8,610 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2017B-2, 0.550%, 7/01/37, (Mandatory Put
7/03/23)
No Opt. Call AAA 8,464,577
7,735 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49,
(Mandatory Put 7/01/24)
1/24 at 100.00 AA- 7,707,927
1,170 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 4.000%, 11/15/38
11/27 at 100.00 AAA 1,227,307
935 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 AAA 945,294
1,540 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019E-1, 2.850%, 11/15/39
11/28 at 100.00 AAA 1,488,949
5,635 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.750%, 11/15/37
11/28 at 100.00 AAA 5,424,984
Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1:
5,405 2.450%, 5/15/38 5/29 at 100.00 AAA 4,850,880
8,385 3.500%, 11/15/45 5/29 at 100.00 AAA 8,584,479
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020D-1, 2.350%, 11/15/40
5/30 at 100.00 AAA 4,301,000
2,850 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-1, 2.350%, 11/15/40
5/30 at 100.00 N/R 2,451,570
11,490 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 AAA 9,608,857
11,105 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021B-1, 2.100%, 11/15/40
11/30 at 100.00 AAA 9,239,249
22,870 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.300%, 11/15/41
11/30 at 100.00 N/R 19,330,868
2,605 Connecticut State, General Obligation Bonds, Series 2013E, 5.000%,
8/15/22
No Opt. Call Aa3 2,642,668
1,360 Connecticut State, General Obligation Bonds, Series 2018C, 5.000%,
6/15/22
No Opt. Call Aa3 1,371,002
1,790 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23
No Opt. Call AA- 1,874,703
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Refunding Series
2021C:
3,440 5.000%, 1/01/25 No Opt. Call AA- 3,705,086
3,500 5.000%, 1/01/26 No Opt. Call AA- 3,858,785

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
114
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 585 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/41
4/30 at 100.00 N/R $ 562,372
Stratford, Connecticut, General Obligation Bonds, Series
2014:
510 5.000%, 12/15/24, (Pre-refunded 12/15/22) 12/22 at 100.00 AA- (4) 522,898
580 5.000%, 12/15/26, (Pre-refunded 12/15/22) 12/22 at 100.00 AA- (4) 594,668
172,425 Total Connecticut 166,036,240
Delaware - 0.2%
17,440 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 BBB- 16,487,950
1,000 Delaware Health Facilities Authority, Revenue Bonds, Bayhealth Medical
Center Project, Series 2017A, 4.000%, 7/01/35
7/27 at 100.00 AA 1,065,810
Delaware Health Facilities Authority, Revenue Bonds,
Nanticoke Memorial Hospital, Series 2013:
1,100 4.000%, 7/01/22, (ETM) No Opt. Call AA- (4) 1,107,920
3,995 5.000%, 7/01/28, (Pre-refunded 7/01/23) 7/23 at 100.00 AA- (4) 4,153,961
23,535 Total Delaware 22,815,641
District of Columbia - 1.3%
3,880 District of Columbia Student Dormitory Revenue Bonds, Provident Group -
Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30
10/22 at 100.00 BB- 3,923,650
2,685 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call A- 2,842,932
159,565 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
5/22 at 22.66 N/R 35,570,230
11,835 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Series 2020B, 5.000%, 10/01/27
No Opt. Call AAA 13,624,452
Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien
Series 2019B:
1,700 4.000%, 10/01/35 10/29 at 100.00 A- 1,798,124
3,500 4.000%, 10/01/37 10/29 at 100.00 A- 3,694,355
Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A:
1,250 5.000%, 10/01/33 10/28 at 100.00 A 1,444,475
1,750 5.000%, 10/01/34 10/28 at 100.00 A 2,020,287
2,000 5.000%, 10/01/35 10/28 at 100.00 A 2,304,420
8,525 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 4.000%, 10/01/35, (AMT)
10/26 at 100.00 Aa3 8,939,400
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
5,560 5.000%, 10/01/26, (AMT) No Opt. Call Aa3 6,135,238
4,150 5.000%, 10/01/28, (AMT) No Opt. Call Aa3 4,712,242
4,155 5.000%, 10/01/29, (AMT) 10/28 at 100.00 Aa3 4,705,953
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2020A. Forward
Delivery:
10,000 5.000%, 10/01/22, (AMT) No Opt. Call Aa3 10,180,800
5,225 5.000%, 10/01/23, (AMT) No Opt. Call Aa3 5,467,544

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A:
$ 4,130 5.000%, 7/15/26 No Opt. Call AA $ 4,616,473
4,020 5.000%, 7/15/27 No Opt. Call AA 4,585,453
6,910 4.000%, 7/15/34 7/31 at 100.00 AA 7,665,885
1,260 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/25
No Opt. Call AA- 1,376,928
242,100 Total District of Columbia 125,608,841
Florida - 4.1%
4,170 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Refunding Series 2019B-2, 5.000%,
12/01/37, (Mandatory Put 12/01/26)
6/26 at 100.00 A 4,587,667
12,915 Broward County School Board, Florida, Certificates of Participation, Series
2015A, 5.000%, 7/01/25
No Opt. Call Aa3 14,100,855
Broward County, Florida, Airport System Revenue Bonds,
Series 2015A:
10,000 5.000%, 10/01/34, (AMT) 10/25 at 100.00 A1 10,756,200
15,135 5.000%, 10/01/35, (AMT) 10/25 at 100.00 A1 16,269,066
3,110 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
2.250%, 9/01/29, (AMT)
No Opt. Call A1 2,983,983
Cape Coral, Florida, Utility Improvement Assessment
Bonds, Refunding Various Areas Series 2017:
910 2.250%, 9/01/23 - AGM Insured No Opt. Call AA 916,561
1,410 2.500%, 9/01/24 - AGM Insured No Opt. Call AA 1,422,154
1,270 2.750%, 9/01/25 - AGM Insured No Opt. Call AA 1,293,546
890 2.750%, 9/01/26 - AGM Insured No Opt. Call AA 909,562
605 3.000%, 9/01/27 - AGM Insured No Opt. Call AA 629,981
Cape Coral, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2015:
9,685 5.000%, 10/01/32 10/25 at 100.00 A+ 10,617,181
7,325 5.000%, 10/01/33 10/25 at 100.00 A+ 8,024,831
2,030 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020, 5.000%, 12/15/35, 144A
7/26 at 100.00 N/R 2,096,097
7,620 Central Florida Expressway Authority, Revenue Bonds, Refunding Senior
Lien Series 2021, 5.000%, 7/01/26 - AGM Insured
No Opt. Call AA 8,536,686
14,640 Citizens Property Insurance Corporation, Florida, Coastal Account Senior
Secured Bonds, Series 2015A-1, 5.000%, 6/01/25
12/24 at 100.00 AA 15,788,362
Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Hodges University, Refunding Series 2013:
950 4.750%, 11/01/23, (ETM) No Opt. Call N/R (4) 979,431
1,860 6.000%, 11/01/33, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (4) 1,977,645
1,000 Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern
University Project, Series 2013A, 6.000%, 4/01/42, (Pre-refunded
4/01/23)
4/23 at 100.00 A- (4) 1,042,730
13,450 Florida Department of Transportation, Full Faith and Credit Right-of-Way
Acquisition and Bridge Construction Bonds, Refunding Series 2021A,
5.000%, 7/01/26
No Opt. Call AAA 15,103,005
370 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2017A,
5.000%, 6/15/27, 144A
6/26 at 100.00 N/R 375,565
1,155 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/35
6/27 at 100.00 BBB 1,256,883

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
116
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 30,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R $ 31,695,300
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project, Series 2019A:
24,240 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 5/22 at 102.00 N/R 24,359,746
44,460 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 5/22 at 103.00 N/R 44,570,261
30,650 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 5/22 at 103.00 N/R 30,706,702
3,815 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A, 0.300%, 12/01/56,
(AMT), (Mandatory Put 7/01/22)
5/22 at 100.00 N/R 3,807,980
8,745 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/23), 144A
5/22 at 102.50 N/R 8,490,958
3,275 Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua
Utility System, Series 2013A, 4.250%, 10/01/33
10/22 at 100.00 A 3,315,086
2,755 Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua
Utility System, Series 2013A, 4.250%, 10/01/33, (Pre-refunded 10/01/22)
10/22 at 100.00 A3 (4) 2,795,636
Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016:
1,305 5.000%, 4/01/32 4/26 at 100.00 A- 1,438,005
1,760 5.000%, 4/01/33 4/26 at 100.00 A- 1,937,514
6,015 5.000%, 4/01/34 4/26 at 100.00 A- 6,619,688
4,290 5.000%, 4/01/35 4/26 at 100.00 A- 4,718,442
1,605 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2017-1, 3.600%, 7/01/37
1/27 at 100.00 Aaa 1,626,202
2,525 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 4.050%, 7/01/38
1/28 at 100.00 Aaa 2,577,065
5,145 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 3.000%, 7/01/39
7/28 at 100.00 Aaa 5,121,282
7,985 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 2.050%, 7/01/41
7/30 at 100.00 Aaa 6,656,695
1,440 Florida Municipal Power Agency, Power Supply Revenue Bonds, All
Requirements Project, Refunding Series 2016A, 5.000%, 10/01/30
10/26 at 100.00 AA- 1,605,816
9,955 Florida State Department of Transportation, Federal Highway
Reimbursement Revenue Bonds, Indirect GARVEES Series 2021A,
5.000%, 7/01/26
No Opt. Call AA 11,088,277
10,859 Highlands County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding
Series 2012, 2.025%, 11/15/26, (Mandatory Put 11/15/22)
8/22 at 101.00 N/R 10,884,436
2,095 Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%,
10/01/24
10/22 at 100.00 AA 2,132,040
5,105 JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three
2020A, 5.000%, 10/01/27
No Opt. Call AA 5,817,147
6,020 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35
4/25 at 100.00 A- 6,466,804
5,560 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 A- 6,146,191

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Miami-Dade County Expressway Authority, Florida, Toll
System Revenue Bonds, Refunding Series 2014B:
$ 2,830 5.000%, 7/01/24 No Opt. Call A $ 3,002,970
1,535 5.000%, 7/01/27 7/24 at 100.00 A 1,631,244
5,200 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International
Airport, Refunding Series 2012A, 5.000%, 10/01/22, (AMT)
No Opt. Call A2 5,286,788
7,645 Orange County Health Facilities Authority Revenue Bonds, Presbyterian
Retirement Communities Obligated Group Project, Series 2023A,
4.000%, 8/01/36 (WI/DD, Settling 5/03/23)
8/30 at 103.00 N/R 7,628,105
Orlando, Florida, Tourist Development Tax Revenue Bonds,
6th Cent Contract Payments, Refunding Senior Series
2017A:
4,000 5.000%, 11/01/32 - AGM Insured 11/27 at 100.00 AA 4,550,920
2,015 5.000%, 11/01/34 - AGM Insured 11/27 at 100.00 AA 2,288,012
1,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway,
Refunding & Improvement Series 2019A-1, 5.000%, 10/01/44
10/29 at 100.00 BBB+ 1,114,040
2,525 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, BRCH Corporation Obligated Group, Refunding Series 2014,
5.000%, 12/01/31, (Pre-refunded 12/01/24)
12/24 at 100.00 N/R (4) 2,723,061
4,235 Palm Beach County School Board, Florida, Certificates of Participation,
Series 2014B, 5.000%, 8/01/22
No Opt. Call Aa3 4,288,869
1,635 Palm Beach County, Florida, Public Improvement Revenue Bonds,
Supervisor of Elections Operations Building Project, Series 2021A,
5.000%, 12/01/24
No Opt. Call AAA 1,766,781
4,200 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Series 2021B-1, 2.000%, 1/01/29
No Opt. Call N/R 3,822,084
Seminole County Industrial Development Authority,
Florida, Educational Facilities Revenue Bonds, Galileo
Schools for Gifted Learning, Series 2021A:
315 4.000%, 6/15/36, 144A 6/31 at 100.00 Ba1 313,970
425 4.000%, 6/15/41, 144A 6/31 at 100.00 Ba1 416,045
4,840 South Florida Water Management District, Certificates of Participation,
Series 2015, 5.000%, 10/01/33
4/26 at 100.00 AA 5,329,324
1,700 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34
9/30 at 86.77 A+ 1,108,774
Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee
Moffitt Cancer Center Project, Refunding & Capital
Improvement Series 2012A:
650 5.000%, 9/01/22 No Opt. Call A+ 660,075
2,850 5.000%, 9/01/23, (Pre-refunded 9/01/22) 9/22 at 100.00 A+ (4) 2,894,773
1,280 3.125%, 9/01/24 9/22 at 100.00 A+ 1,290,317
1,290 5.000%, 9/01/25, (Pre-refunded 9/01/22) 9/22 at 100.00 A+ (4) 1,310,266
1,500 5.000%, 9/01/27 9/22 at 100.00 A+ 1,523,565
2,000 5.000%, 9/01/28 9/22 at 100.00 A+ 2,031,420
6,150 4.000%, 9/01/33 9/22 at 100.00 A+ 6,221,648
389,924 Total Florida 405,448,315
Georgia - 2.5%
Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Refunding Subordinate Lien
Series 2014A:
11,070 5.000%, 1/01/27 1/24 at 100.00 Aa3 11,637,780
4,350 5.000%, 1/01/29 1/24 at 100.00 Aa3 4,573,111
7,075 5.000%, 1/01/30 1/24 at 100.00 Aa3 7,437,877

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
118
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 14,830 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2018C, 4.000%, 11/01/37
11/27 at 100.00 Aa2 $ 15,875,515
14,665 Columbus Medical Center Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%,
7/01/54, (Mandatory Put 7/01/29)
1/29 at 100.00 AA- 16,971,658
3,670 Fulton County Residential Care Facilities Elderly Authority, Georgia,
Revenue Bonds, Canterbury Court Project Entrance Fee , Series 2021B.
TEMPS-80, 2.250%, 10/01/28, 144A
10/23 at 100.00 N/R 3,355,371
Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A:
3,590 3.600%, 12/01/33 6/27 at 100.00 AAA 3,614,986
3,350 3.850%, 12/01/38 6/27 at 100.00 AAA 3,404,036
Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A:
2,940 3.050%, 12/01/34 6/28 at 100.00 AAA 2,934,473
4,000 3.350%, 12/01/39 6/28 at 100.00 AAA 4,009,720
8,285 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 AAA 8,012,009
4,250 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2021A, 2.400%, 12/01/41
12/30 at 100.00 N/R 3,679,692
6,355 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Sub Series 2015A-1, 3.700%, 12/01/35
12/24 at 100.00 AAA 6,424,079
Georgia State, General Obligation Bonds, Series 2021A:
32,615 5.000%, 7/01/25 No Opt. Call AAA 35,803,442
23,835 5.000%, 7/01/26 No Opt. Call AAA 26,816,044
16,890 5.000%, 7/01/27 No Opt. Call AAA 19,423,838
26,605 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2 27,767,905
10,650 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019C, 4.000%, 3/01/50, (Mandatory Put 9/01/26)
6/26 at 100.50 A3 11,112,210
3,325 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 N/R 3,524,267
3,375 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021C, 4.000%, 5/01/52, (Mandatory Put 12/01/28)
9/28 at 100.69 A3 3,563,089
10,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022A, 4.000%, 9/01/52, (Mandatory Put 12/01/29)
9/29 at 100.28 N/R 10,617,700
15,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 N/R 15,393,600
55 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Series 2020B, 5.000%, 9/01/25
No Opt. Call AA 60,462
230,780 Total Georgia 246,012,864
Guam - 0.0%
4,070 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 A- (4) 4,251,644
Hawaii - 0.7%
8,685 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2019, 3.200%, 7/01/39
7/29 at 100.00 A- 8,610,222
10,785 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call A- 10,897,488

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Hawaii (continued)
Hawaii Department of Budget and Finance, Special
Purpose Revenue Bonds, Queens Health Systems, Series
2015A:
$ 5,515 5.000%, 7/01/26 7/25 at 100.00 AA- $ 6,012,287
4,510 5.000%, 7/01/27 7/25 at 100.00 AA- 4,900,431
7,825 5.000%, 7/01/28 7/25 at 100.00 AA- 8,489,577
9,180 5.000%, 7/01/29 7/25 at 100.00 AA- 9,944,694
15,450 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Deparment of Budget and Finance of the State
of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call A- 15,659,657
61,950 Total Hawaii 64,514,356
Idaho - 0.5%
560 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities
Project, Subordinate Series 2015, 3.750%, 9/01/32, (AMT)
9/25 at 100.00 A2 581,359
2,205 Boise City, Idaho, Airport Revenue Bonds, Employee Parking Facilities
Project, Series 2021B, 4.000%, 9/01/46, (AMT)
9/31 at 100.00 A1 2,279,661
3,750 Boise City, Idaho, Airport Revenue Bonds, Public Parking Facilities Project,
Refunding Series 2021A, 5.000%, 9/01/46
9/31 at 100.00 A1 4,320,000
3,100 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2014A, 4.125%, 3/01/37
3/24 at 100.00 A- 3,176,229
3,340 Idaho Housing and Finance Association, Grant and Revenue Anticipation
Bonds, Federal Highway Trust Funds, Series 2021A, 5.000%, 7/15/29
No Opt. Call A+ 3,940,365
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Victory Charter School, Inc. Project, Refunding Series 2016A,
5.000%, 7/01/39
7/26 at 100.00 BBB- 1,070,180
1,310 Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2019C, 2.900%, 7/01/39
1/29 at 100.00 Aa1 1,298,380
550 Idaho State, Tax Anticipation Notes, Series 2021, 3.000%, 6/30/22 No Opt. Call N/R 552,783
2,710 Madison County School District 321, Idaho, General Obligation Bonds,
Sales Tax and Credit Enhancement Guaranty, Refunding Series 2014B,
5.000%, 8/15/22
No Opt. Call Aaa 2,748,997
12,005 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call BBB- 12,205,124
13,690 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R 11,420,061
Valley and Adams Counties Joint School District 421
McCall-Donnelly, Idaho, General Obligation Bonds, Serie
2021A:
1,285 4.000%, 9/15/29 No Opt. Call Aaa 1,437,170
1,665 4.000%, 9/15/30 No Opt. Call Aaa 1,879,152
1,735 4.000%, 9/15/31 No Opt. Call Aaa 1,976,200
815 4.000%, 9/15/32 9/31 at 100.00 Aaa 926,524
49,720 Total Idaho 49,812,185
Illinois - 9.5%
1,650 Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev
Project, Senior Lien Series 2016, 4.000%, 1/01/24
5/22 at 100.00 N/R 1,649,093
4,700 Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2014A,
5.000%, 12/01/34
12/24 at 100.00 BBB 4,830,754

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
120
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Bolingbrook, Will and DuPage Counties, Illinois, General
Obligation Bonds, Refunding Series 2013A:
$ 2,800 0.000%, 1/01/30, (Pre-refunded 7/01/23) 7/23 at 72.73 A2 (4) $ 1,991,164
2,550 0.000%, 1/01/31, (Pre-refunded 7/01/23) 7/23 at 68.95 A2 (4) 1,719,108
2,760 0.000%, 1/01/32, (Pre-refunded 7/01/23) 7/23 at 65.29 A2 (4) 1,761,901
4,000 0.000%, 1/01/33, (Pre-refunded 7/01/23) 7/23 at 61.69 A2 (4) 2,412,840
Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016:
426 2.150%, 3/01/23 - BAM Insured No Opt. Call AA 427,214
441 2.350%, 3/01/24 - BAM Insured No Opt. Call AA 442,702
946 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 AA 954,987
1,033 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 AA 1,044,911
951 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 AA 963,734
Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016:
581 2.150%, 3/01/23 - BAM Insured No Opt. Call AA 582,656
606 2.350%, 3/01/24 - BAM Insured No Opt. Call AA 608,339
936 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 AA 944,892
1,403 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 AA 1,419,177
1,427 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 AA 1,446,107
29,585 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A- 32,980,470
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017:
1,860 5.000%, 4/01/33 4/27 at 100.00 A- 2,005,061
1,000 5.000%, 4/01/42 4/27 at 100.00 A- 1,067,660
1,150 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2018, 5.000%, 4/01/37
4/28 at 100.00 A- 1,238,596
10,900 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A
12/27 at 100.00 BB 12,928,163
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017C:
3,125 5.000%, 12/01/27 No Opt. Call BB 3,414,812
12,385 5.000%, 12/01/30 12/27 at 100.00 BB 13,436,363
2,600 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 BB 2,810,964
8,925 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36
12/27 at 100.00 BB 9,604,014
5,795 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A, 4.000%, 12/01/22
No Opt. Call BB 5,884,243
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018C:
1,200 5.000%, 12/01/22 No Opt. Call BB 1,224,744
2,885 5.000%, 12/01/23 No Opt. Call BB 3,011,103
2,300 5.000%, 12/01/24 No Opt. Call BB 2,438,460
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019A:
1,860 0.000%, 12/01/25 No Opt. Call BB 1,667,955
2,545 0.000%, 12/01/26 No Opt. Call BB 2,205,624
4,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2021B, 5.000%, 12/01/31
12/30 at 100.00 BB 4,406,960
19,585 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB 23,101,878

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2021A:
$ 1,000 5.000%, 12/01/33 12/30 at 100.00 BB $ 1,096,140
5,300 5.000%, 12/01/36 12/30 at 100.00 BB 5,782,088
5,950 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/45
12/29 at 100.00 A+ 6,695,178
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2015A:
5,720 5.000%, 1/01/33 1/25 at 100.00 A 6,068,005
4,225 5.000%, 1/01/34 1/25 at 100.00 A 4,482,049
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B:
2,500 5.000%, 1/01/36 1/29 at 100.00 A 2,822,100
3,000 5.000%, 1/01/37 1/29 at 100.00 A 3,382,800
4,000 5.000%, 1/01/38 1/29 at 100.00 A 4,504,680
17,815 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB+ 19,961,708
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
4,745 5.000%, 1/01/23, (ETM) No Opt. Call BBB+ (4) 4,864,384
2,080 5.000%, 1/01/23, (ETM) No Opt. Call N/R (4) 2,132,333
7,600 5.000%, 1/01/24 No Opt. Call BBB+ 7,932,424
4,440 5.000%, 1/01/25 No Opt. Call BBB+ 4,717,589
2,045 5.000%, 1/01/26 No Opt. Call BBB+ 2,199,397
1,525 Cook County Community College District 508, Illinois, General Obligation
Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24
12/23 at 100.00 A+ 1,586,153
2,680 Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C,
5.000%, 11/15/22
No Opt. Call A+ 2,737,647
6,075 Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A,
5.000%, 11/15/26
No Opt. Call A+ 6,785,046
3,695 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%,
11/15/39
11/30 at 100.00 AA- 3,948,810
Effingham and Clay Counties Community Unit School
District Number 40, Effingham,  Illinois, General Obligation
Bonds, School Series 2019A:
1,000 4.000%, 12/01/30 - BAM Insured 12/27 at 100.00 AA 1,088,240
1,000 4.000%, 12/01/34 - BAM Insured 12/27 at 100.00 AA 1,063,650
1,395 4.000%, 12/01/35 - BAM Insured 12/27 at 100.00 AA 1,471,069
1,455 4.000%, 12/01/36 - BAM Insured 12/27 at 100.00 AA 1,523,502
500 Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding
Series 2017, 2.800%, 3/01/25 - BAM Insured
No Opt. Call AA 507,515
Huntley, Illinois, Special Tax Bonds, Special Service Area 9,
Refunding Series 2017:
873 2.400%, 3/01/23 - BAM Insured No Opt. Call AA 877,836
923 2.600%, 3/01/24 - BAM Insured No Opt. Call AA 930,163
1,022 3.000%, 3/01/26 - BAM Insured No Opt. Call AA 1,050,524
1,052 3.150%, 3/01/27 - BAM Insured 3/26 at 100.00 AA 1,081,309
6,815 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2008A-2, 4.000%, 11/01/30
No Opt. Call AA 7,389,777
7,480 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2008A-3, 5.000%, 11/01/30
No Opt. Call AA 8,458,608
1,240 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2014, 5.000%, 8/01/23
No Opt. Call AA 1,292,911

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
122
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 8,500 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Series 2008A-1, 4.000%, 11/01/30
No Opt. Call AA $ 9,218,250
3,245 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Series 2012, 5.000%, 6/01/42, (Pre-refunded 6/01/22)
6/22 at 100.00 AA (4) 3,265,541
6,400 Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017, 4.000%, 8/15/39
8/27 at 100.00 AA 6,797,760
2,000 Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series
2016, 5.000%, 3/01/30
3/26 at 100.00 AA- 2,203,880
Illinois Finance Authority, Revenue Bonds, Ascension
Health/fkaPresence Health Network, Series 2016C:
2,400 3.625%, 2/15/32 2/27 at 100.00 AA+ 2,512,824
10,000 3.750%, 2/15/34 2/27 at 100.00 AA+ 10,501,200
32,435 4.000%, 2/15/41 2/27 at 100.00 AA+ 34,365,207
1,505 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R (4) 1,626,077
70 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R (4) 75,632
13,685 Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2012, 5.000%, 9/01/27, (Pre-refunded 9/01/22)
9/22 at 100.00 AA+ (4) 13,897,117
Illinois Finance Authority, Revenue Bonds, Centegra Health
System, Series 2014A:
475 5.000%, 9/01/26, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 509,024
1,205 5.000%, 9/01/27, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 1,291,314
775 5.000%, 9/01/29, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 830,513
2,450 5.000%, 9/01/34, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 2,625,494
3,015 4.625%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 3,204,493
7,055 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 7,560,350
Illinois Finance Authority, Revenue Bonds, Ingalls Health
System, Series 2013:
1,390 5.000%, 5/15/23, (Pre-refunded 5/15/22) 5/22 at 100.00 A1 (4) 1,396,269
1,120 5.000%, 5/15/25, (Pre-refunded 5/15/22) 5/22 at 100.00 A1 (4) 1,125,051
1,175 5.000%, 5/15/26, (Pre-refunded 5/15/22) 5/22 at 100.00 A1 (4) 1,180,299
Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019:
2,505 5.000%, 4/01/31 4/29 at 100.00 AA- 2,909,632
1,300 5.000%, 4/01/32 4/29 at 100.00 AA- 1,509,807
4,500 5.000%, 4/01/34 4/29 at 100.00 AA- 5,212,305
7,610 5.000%, 4/01/36 4/29 at 100.00 AA- 8,799,215
5,395 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/24
No Opt. Call A3 5,781,875
Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A:
2,370 5.000%, 7/01/33 7/26 at 100.00 AA- 2,615,484
3,170 5.000%, 7/01/34 7/26 at 100.00 AA- 3,498,349
5,000 5.000%, 7/01/35 7/26 at 100.00 AA- 5,517,900
Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A:
1,000 5.000%, 11/15/27 11/25 at 100.00 A 1,091,650
1,890 5.000%, 11/15/28 11/25 at 100.00 A 2,056,377
2,000 5.000%, 11/15/29 11/25 at 100.00 A 2,171,720
2,950 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2007, 5.400%, 4/01/27
5/22 at 100.00 B 2,952,743
Illinois Finance Authority, Revenue Bonds, Silver Cross
Hospital and Medical Centers, Refunding Series 2015C:
2,215 5.000%, 8/15/35 8/25 at 100.00 A3 2,396,940
5,000 5.000%, 8/15/44 8/25 at 100.00 A3 5,395,550

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C:
$ 1,150 5.000%, 3/01/32 3/27 at 100.00 AA- $ 1,268,657
2,750 5.000%, 3/01/33 3/27 at 100.00 AA- 3,031,105
1,650 5.000%, 3/01/34 3/27 at 100.00 AA- 1,818,663
1,810 4.000%, 3/01/35 3/27 at 100.00 AA- 1,907,052
9,805 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2021B, 5.000%, 8/15/53, (Mandatory Put 8/15/31)
No Opt. Call AA- 11,696,777
610 Illinois Health Facilities Authority, Revenue Bonds, Advocate Healthcare
Network, Series 2003A. Remarketing 07/21/16, 1.375%, 11/15/22
5/22 at 101.00 AA 610,409
22,400 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 2.150%, 10/01/41
4/30 at 100.00 Aaa 18,472,832
1,210 Illinois Housing Development Authority, Revenue Bonds, Series 2019D,
2.950%, 10/01/39
4/29 at 100.00 Aaa 1,209,722
Illinois State, General Obligation Bonds, February Series
2014:
4,110 5.000%, 2/01/23 No Opt. Call BBB 4,212,298
5,815 5.000%, 2/01/24 No Opt. Call BBB 6,098,074
4,985 5.000%, 2/01/25 2/24 at 100.00 BBB 5,246,563
4,675 5.000%, 2/01/26 2/24 at 100.00 BBB 4,928,852
6,250 5.000%, 2/01/27 2/24 at 100.00 BBB 6,585,063
3,020 Illinois State, General Obligation Bonds, June Series 2016, 3.500%,
6/01/29
6/26 at 100.00 BBB 3,083,269
2,750 Illinois State, General Obligation Bonds, March Series 2021A, 5.000%,
3/01/26
No Opt. Call BBB 2,990,488
Illinois State, General Obligation Bonds, May Series 2014:
1,000 5.000%, 5/01/28 5/24 at 100.00 BBB 1,059,760
1,800 5.000%, 5/01/32 5/24 at 100.00 BBB 1,900,458
12,200 Illinois State, General Obligation Bonds, November Series 2016, 5.000%,
11/01/26
No Opt. Call BBB 13,350,216
6,440 Illinois State, General Obligation Bonds, November Series 2017C, 5.000%,
11/01/29
11/27 at 100.00 BBB 7,093,080
Illinois State, General Obligation Bonds, November Series
2017D:
26,235 5.000%, 11/01/23 No Opt. Call BBB 27,378,059
4,305 5.000%, 11/01/24 No Opt. Call BBB 4,583,878
5,530 5.000%, 11/01/25 No Opt. Call BBB 5,988,050
4,780 3.250%, 11/01/26 No Opt. Call BBB 4,873,736
3,380 5.000%, 11/01/26 No Opt. Call BBB 3,698,666
11,465 5.000%, 11/01/27 No Opt. Call BBB 12,639,933
6,070 5.000%, 11/01/28 11/27 at 100.00 BBB 6,701,948
10,075 Illinois State, General Obligation Bonds, November Series 2019A, 5.000%,
11/01/22
No Opt. Call BBB 10,262,496
2,000 Illinois State, General Obligation Bonds, November Series 2019B, 5.000%,
11/01/30
11/29 at 100.00 BBB 2,231,860
3,250 Illinois State, General Obligation Bonds, Refunding March Series 2021C,
4.000%, 3/01/24
No Opt. Call BBB 3,353,740
1,600 Illinois State, General Obligation Bonds, Refunding September Series
2018B, 5.000%, 10/01/32
10/28 at 100.00 BBB 1,757,216
Illinois State, General Obligation Bonds, Refunding Series
2012:
15,265 5.000%, 8/01/22 No Opt. Call BBB 15,437,037
410 5.000%, 8/01/25 8/22 at 100.00 BBB 416,400

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
124
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois State, General Obligation Bonds, Series 2013:
$ 5,715 5.500%, 7/01/25 7/23 at 100.00 BBB $ 6,006,637
2,905 5.500%, 7/01/26 7/23 at 100.00 BBB 3,053,242
2,130 5.500%, 7/01/27 7/23 at 100.00 BBB 2,238,694
7,670 5.250%, 7/01/29 7/23 at 100.00 BBB 8,028,112
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Refunding Senior Lien Series 2014A:
3,880 5.000%, 12/01/22 No Opt. Call AA- 3,971,917
4,110 5.000%, 1/01/33 1/23 at 100.00 AA- 4,195,858
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Refunding Senior Lien Series 2016A:
8,560 5.000%, 12/01/31 1/26 at 100.00 AA- 9,366,437
9,470 5.000%, 12/01/32 1/26 at 100.00 AA- 10,351,468
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Refunding Senior Lien Series 2018A:
8,585 5.000%, 1/01/25 No Opt. Call AA- 9,258,493
14,765 5.000%, 1/01/26 No Opt. Call AA- 16,306,614
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Senior Lien Series 2014B:
11,000 5.000%, 1/01/36 1/24 at 100.00 AA- 11,521,620
6,260 5.000%, 1/01/37 1/24 at 100.00 AA- 6,554,658
11,670 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014D, 5.000%, 1/01/24
No Opt. Call AA- 12,291,194
10,950 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015B, 5.000%, 1/01/37
1/26 at 100.00 AA- 11,932,324
Kane County Community Unit School District 304 Geneva,
Illinois, General Obligation Bonds, Series 2007A:
285 9.000%, 1/01/23 - AGM Insured, (ETM) No Opt. Call AA (4) 300,584
965 9.000%, 1/01/23 - AGM Insured No Opt. Call AA+ 1,019,252
3,940 9.000%, 1/01/25 - AGM Insured No Opt. Call AA+ 4,667,127
1,220 9.000%, 1/01/25, (ETM) No Opt. Call AA (4) 1,443,358
Kendall, Kane, and Will Counties Community Unit School
District 308 Oswego,  Illinois, General Obligation Bonds,
Refunding School Series 2016:
5,020 5.000%, 2/01/34 2/26 at 100.00 AA- 5,458,296
3,465 5.000%, 2/01/35 2/26 at 100.00 AA- 3,766,213
LaSalle and Bureau Counties High School District 120
LaSalle-Peru, Illinois, General Obligation Bonds, School
Building Series 2017:
1,140 5.000%, 12/01/24 - BAM Insured No Opt. Call AA 1,220,222
1,485 5.000%, 12/01/30 - BAM Insured 12/26 at 100.00 AA 1,673,298
1,165 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 AA 1,312,163
1,645 5.000%, 12/01/32 - BAM Insured 12/26 at 100.00 AA 1,851,250
1,725 5.000%, 12/01/33 - BAM Insured 12/26 at 100.00 AA 1,939,642
1,815 5.000%, 12/01/34 - BAM Insured 12/26 at 100.00 AA 2,038,281
LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019:
1,845 4.000%, 12/01/27 No Opt. Call Aa2 2,021,142
1,925 4.000%, 12/01/28 12/27 at 100.00 Aa2 2,124,969
1,560 4.000%, 12/01/29 12/27 at 100.00 Aa2 1,713,286
Madison County Community Unit School District 7
Edwardsville, Illinois, General Obligation Bonds, Series
2017A:
2,430 5.000%, 12/01/28 12/25 at 100.00 AA 2,673,146
2,500 5.000%, 12/01/29 12/25 at 100.00 AA 2,750,150

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,500 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties
Community College District 536, Illinois, General Obligation Bonds,
Lewis & Clark Community College, Refunding Series 2017A, 5.000%,
11/01/31 - AGM Insured
11/26 at 100.00 AA $ 1,674,765
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2012B:
5,535 5.000%, 12/15/28 6/22 at 100.00 BBB+ 5,577,509
1,905 0.000%, 12/15/51 No Opt. Call BBB+ 489,337
4,360 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A, 4.000%, 12/15/42
12/31 at 100.00 BBB+ 4,370,202
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2017B:
1,810 0.000%, 12/15/37 (8) No Opt. Call BBB+ 1,227,415
9,045 0.000%, 12/15/42 (8) 6/38 at 100.00 BBB+ 6,092,260
6,000 0.000%, 12/15/47 (8) 6/38 at 100.00 BBB+ 3,989,220
1,470 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42
12/30 at 100.00 BBB+ 1,593,039
28,550 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29 -
NPFG Insured
No Opt. Call BBB+ 21,682,298
Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018:
416 3.100%, 3/01/26 - BAM Insured No Opt. Call AA 426,488
469 3.200%, 3/01/27 - BAM Insured No Opt. Call AA 482,568
334 3.300%, 3/01/28 - BAM Insured 3/27 at 100.00 AA 344,765
579 3.450%, 3/01/30 - BAM Insured 3/27 at 100.00 AA 598,593
500 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29
1/26 at 100.00 N/R 492,620
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
325 5.000%, 10/01/27 - BAM Insured No Opt. Call AA 366,580
650 5.000%, 10/01/28 - BAM Insured No Opt. Call AA 744,302
2,270 Peroia Public Building Commission, Illinois, School District Facility
Revenue Bonds, Peoria County School District 150 Project, Series 2011,
0.000%, 12/01/24
No Opt. Call A 2,107,899
1,491 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/29 - AGM Insured
3/24 at 100.00 AA 1,549,745
Quad Cities Regional Economic Development Authority,
Illinois, Revenue Bonds, Augustana College, Series 2012:
295 5.000%, 10/01/23 10/22 at 100.00 Baa1 298,375
350 5.000%, 10/01/24 10/22 at 100.00 Baa1 353,447
Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017:
3,940 5.000%, 6/01/25 No Opt. Call A 4,245,468
5,135 5.000%, 6/01/26 No Opt. Call A 5,623,749
3,030 5.000%, 6/01/27 6/26 at 100.00 A 3,310,245
Round Lake, Lake County, Illinois, Special Tax Bonds,
Lakewood Grove Special Service Areas 1, 3 & 4, Refunding
Series 2017:
1,283 3.700%, 3/01/29 - BAM Insured 3/27 at 100.00 AA 1,344,430
1,073 3.800%, 3/01/30 - BAM Insured 3/27 at 100.00 AA 1,116,940
1,897 4.000%, 3/01/33 - BAM Insured 3/27 at 100.00 AA 1,962,029

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
126
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A:
$ 2,425 5.000%, 1/01/36 1/30 at 100.00 AA- $ 2,751,866
2,435 5.000%, 1/01/37 - BAM Insured 1/30 at 100.00 AA 2,781,452
Southwestern Illinois Development Authority, Health
Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
2,565 7.125%, 11/01/43, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (4) 2,772,637
2,415 7.625%, 11/01/48, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (4) 2,629,138
2,880 Southwestern Illinois Development Authority, Local Government Program
Revenue Bonds, Southwestern Illinois Flood District Council Project,
Series 2016B, 4.000%, 10/15/40
10/25 at 100.00 A- 2,980,022
Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern
Illinois Flood District Council Project, Series 2020:
950 4.000%, 4/15/34 4/30 at 100.00 AA- 1,014,723
1,225 4.000%, 10/15/35 4/30 at 100.00 AA- 1,306,414
Springfield, Illinois, Electric Revenue Bonds, Refunding
Senior Lien Series 2015:
7,805 5.000%, 3/01/33 3/25 at 100.00 A 8,364,150
13,960 5.000%, 3/01/34 - AGM Insured 3/25 at 100.00 AA 14,911,514
11,060 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 AA 11,769,056
2,830 Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate
Revenue Source, Series 2012, 4.000%, 11/01/22
No Opt. Call A 2,869,846
Will and Kendall Counties Community Consolidated
School District 202 Plainfield, Illinois, General Obligation
Bonds, Series 2016C:
3,355 5.000%, 1/01/23 No Opt. Call Aa2 3,443,974
3,295 5.000%, 1/01/24 No Opt. Call Aa2 3,459,915
4,215 5.000%, 1/01/25 No Opt. Call Aa2 4,552,706
5,675 Will County Community High School District 210 Lincoln-Way, Illinois,
General Obligation Bonds, Series 2013B, 0.000%, 1/01/30
No Opt. Call Baa1 4,279,461
5,000 Will County, Illinois, General Obligation Bonds, Alternate Revenue Source,
Series 2016, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 AA+ (4) 5,511,500
Winnebago-Boone Counties School District 205 Rockford,
Illinois, General Obligation Bonds, Series 2013:
4,070 0.000%, 2/01/25 No Opt. Call A+ 3,768,047
3,855 0.000%, 2/01/26 No Opt. Call A+ 3,461,250
888,687 Total Illinois 924,784,089
Indiana - 2.9%
3,500 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Indianapolis Project, Series 2017, 5.000%, 10/01/43
4/27 at 100.00 BBB+ 3,794,630
2,570 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call A2 2,365,531
6,750 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2021B,
1.400%, 8/01/29, (Mandatory Put 8/01/26)
8/26 at 100.00 A2 5,944,725
2,375 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call B- 2,456,795
5,825 Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health, Series
2019B, 2.100%, 11/01/49, (Mandatory Put 11/01/26)
5/26 at 100.00 A- 5,741,761

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Indiana Finance Authority, Hospital Revenue Bonds, Major
Hospital Project, Series 2014A:
$ 1,130 3.500%, 10/01/26, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (4) $ 1,158,295
500 5.000%, 10/01/29, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (4) 523,735
4,000 Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project,
Refunding Series 2015A, 5.250%, 2/01/37
8/25 at 100.00 AA+ 4,397,160
3,945 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding First Lien Series 2021-1, 5.000%, 10/01/27
No Opt. Call AA 4,512,843
Indiana Finance Authority, Wastewater Utility Revenue
Bonds, CWA Authority Project, Series 2014A:
800 5.000%, 10/01/22 No Opt. Call AA 814,944
650 5.000%, 10/01/23 No Opt. Call AA 681,350
735 5.000%, 10/01/24 No Opt. Call AA 790,081
1,580 5.000%, 10/01/25 10/24 at 100.00 AA 1,693,223
1,710 5.000%, 10/01/26 10/24 at 100.00 AA 1,831,666
10,000 5.000%, 10/01/40 10/24 at 100.00 AA 10,676,300
8,010 Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy
Group Project, First Lien Series 2014A, 2.950%, 10/01/22, (ETM)
7/22 at 100.00 AA- (4) 8,049,409
1,470 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 Aaa 1,221,702
11,335 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41
7/30 at 100.00 Aaa 9,614,687
Indiana Municipal Power Agency, Power Supply System
Revenue Bonds, Series 2013A:
2,900 5.250%, 1/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 A+ (4) 3,024,236
2,505 5.250%, 1/01/34, (Pre-refunded 7/01/23) 7/23 at 100.00 A+ (4) 2,612,314
Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D:
9,125 5.000%, 1/01/25, (AMT) No Opt. Call A1 9,750,063
4,305 5.000%, 1/01/26, (AMT) No Opt. Call A1 4,683,151
11,165 5.000%, 1/01/28, (AMT) No Opt. Call A1 12,532,824
5,000 5.000%, 1/01/29, (AMT) No Opt. Call A1 5,686,550
5,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks
Project, Series 2007B, 5.250%, 7/01/23 - NPFG Insured
No Opt. Call AA 5,207,250
Indianapolis, Indiana, Gas Utility Distribution System
Revenue Bonds, Refunding 2nd Lien Series 2013A:
7,910 5.250%, 8/15/28 8/23 at 100.00 AA 8,291,499
10,000 5.250%, 8/15/29 8/23 at 100.00 AA 10,482,300
Indianapolis, Indiana, Gas Utility Distribution System
Revenue Bonds, Refunding 2nd Lien Series 2017A:
12,530 5.000%, 8/15/26 No Opt. Call AA 14,053,272
6,830 5.000%, 8/15/27 No Opt. Call AA 7,798,836
Indianapolis, Indiana, Thermal Energy System Revenue
Bonds, Refunding First Lien Series 2014A:
515 5.000%, 10/01/27 10/24 at 100.00 A+ 552,162
730 5.000%, 10/01/28 10/24 at 100.00 A+ 782,312
1,035 5.000%, 10/01/29 10/24 at 100.00 A+ 1,109,168
1,360 5.000%, 10/01/31 10/24 at 100.00 A+ 1,458,138
1,215 5.000%, 10/01/33 10/24 at 100.00 A+ 1,302,990
Knox County, Indiana, Economic Development Revenue
and Refunding Bonds, Good Samaritan Hospital Project,
Series 2012A:
940 5.000%, 4/01/22 No Opt. Call Baa3 940,000

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
128
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Lake County Building Corporation, Indiana, First Mortgage
Bonds, Series 2012:
$ 500 5.000%, 8/01/22 5/22 at 100.00 N/R $ 500,770
500 5.000%, 8/01/23 5/22 at 100.00 N/R 500,495
500 5.000%, 2/01/24 5/22 at 100.00 N/R 500,470
33,040 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital
Project, Refunding Series 2018B, 5.000%, 1/01/36
1/27 at 100.00 A- 36,612,615
Southwest Allen Multi School Building Corporation, Allen
County, Indiana, First Mortgage Bonds, Series 2020:
675 4.000%, 7/15/24 No Opt. Call AA+ 706,131
570 4.000%, 1/15/25 No Opt. Call AA+ 601,077
Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014:
1,040 5.000%, 2/01/25 8/24 at 100.00 A 1,110,627
1,000 5.000%, 2/01/26 8/24 at 100.00 A 1,066,730
1,805 5.000%, 2/01/27 8/24 at 100.00 A 1,924,184
1,800 5.000%, 2/01/29 8/24 at 100.00 A 1,918,008
2,700 5.000%, 2/01/31 8/24 at 100.00 A 2,877,633
29,500 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refunidng Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call A2 32,352,650
25,005 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 5.000%, 11/01/45, (AMT),
(Mandatory Put 11/01/22)
No Opt. Call A2 25,460,091
20,625 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2016A, 5.000%, 3/01/46, (AMT),
(Mandatory Put 3/01/23)
No Opt. Call A2 21,178,781
269,210 Total Indiana 283,846,164
Iowa - 1.1%
Des Moines, Iowa, General Obligation Bonds, Refunding
Capital Loan Notes Series 2021A:
1,865 5.000%, 6/01/27 No Opt. Call AA+ 2,133,336
3,770 5.000%, 6/01/29 No Opt. Call AA+ 4,449,995
Des Moines, Iowa, General Obligation Bonds, Series
2021F:
4,835 5.000%, 6/01/26 No Opt. Call AA+ 5,418,875
3,900 5.000%, 6/01/27 No Opt. Call AA+ 4,461,132
10,030 Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health
Project,  Series 2013A, 5.250%, 2/15/44, (Pre-refunded 2/15/23)
2/23 at 100.00 AA- (4) 10,352,565
Iowa Finance Authority, Healthcare Revenue Bonds,
Genesis Health System, Series 2013A:
8,670 5.000%, 7/01/27, (Pre-refunded 7/01/23) 7/23 at 100.00 A1 (4) 9,009,517
6,840 5.000%, 7/01/28, (Pre-refunded 7/01/23) 7/23 at 100.00 A1 (4) 7,107,855
2,015 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25
12/23 at 100.00 BB- 2,087,056
6,445 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50,
(Mandatory Put 12/01/33)
12/22 at 103.00 BB- 6,722,908
2,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.600%, 7/01/37
1/29 at 100.00 AAA 1,844,280
12,680 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 3.750%, 1/01/50
7/29 at 100.00 AAA 13,036,688
7,400 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.200%, 7/01/41
7/30 at 100.00 AAA 6,213,114

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa (continued)
$ 2,250 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.100%, 7/01/38
1/31 at 100.00 AAA $ 1,937,408
12,000 Iowa Finance Authority, State Revolving Fund Revenue Bonds, Series
2013, 5.000%, 8/01/32
8/23 at 100.00 N/R 12,537,840
8,885 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 BBB 9,020,941
Iowa Tobacco Settlement Authority, Tobacco Settlement
Asset-Backed Bonds, Senior Class 1 Series 2021A-2:
400 5.000%, 6/01/27 No Opt. Call N/R 443,556
1,400 5.000%, 6/01/28 No Opt. Call A 1,571,612
1,625 5.000%, 6/01/29 No Opt. Call A 1,843,595
1,600 5.000%, 6/01/30 No Opt. Call A 1,831,248
1,605 5.000%, 6/01/31 No Opt. Call A- 1,854,321
1,610 5.000%, 6/01/32 6/31 at 100.00 A- 1,855,621
1,000 5.000%, 6/01/33 6/31 at 100.00 N/R 1,151,110
2,785 University of Iowa Facilities Corporation, Revenue Bonds, Refunding
Series 2021, 5.000%, 6/01/25
No Opt. Call Aa1 3,037,293
105,610 Total Iowa 109,921,866
Kansas - 0.7%
14,655 Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas
City Power and Light Company Project, Refunding Series 1993A,
2.950%, 12/01/23
4/23 at 101.00 A+ 14,852,989
11,000 Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas
City Power and Light Company Project, Refunding Series 1993B,
2.950%, 12/01/23
4/23 at 101.00 A+ 11,146,850
32,980 Kansas Development Finance Authority, Hospital Revenue Bonds, Advent
Health Obligated Group, Series 2021B, 5.000%, 11/15/54, (Mandatory
Put 11/15/28)
No Opt. Call AA 38,048,696
5,265 Wyandotte County/Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37,
(Pre-refunded 9/01/22)
9/22 at 100.00 A (4) 5,347,713
Wyandotte County/Kansas City Unified Government,
Kansas, Utility System Revenue Bonds, Refunding &
Improvement Series 2014A:
835 5.000%, 9/01/22 No Opt. Call A 848,018
1,505 5.000%, 9/01/23 No Opt. Call A 1,572,740
66,240 Total Kansas 71,817,006
Kentucky - 1.9%
Ashland, Kentucky, Medical Center Revenue Bonds,
Ashland Hospital Corporation d/b/a King's Daughters
Medical Center Project, Refunding Series 2019:
450 4.000%, 2/01/33 2/30 at 100.00 BBB+ 477,153
500 4.000%, 2/01/34 2/30 at 100.00 BBB+ 529,475
180 4.000%, 2/01/35 2/30 at 100.00 BBB+ 190,397
1,110 4.000%, 2/01/36 2/30 at 100.00 BBB+ 1,173,070
17,600 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32,
(AMT)
6/31 at 100.00 A1 15,551,712
3,200 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 Baa2 3,527,456
1,880 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Medical Health System, Series 2015A, 4.500%,
6/01/46
6/25 at 100.00 Baa2 1,945,762

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
130
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
Louisville Regional Airport Authority, Kentucky, Airport
System Revenue Bonds, Refunding Series 2014A:
$ 1,320 5.000%, 7/01/26, (AMT) 7/24 at 100.00 A+ $ 1,390,871
3,280 5.000%, 7/01/28, (AMT) 7/24 at 100.00 A+ 3,450,953
Louisville/Jefferson County Metro Government, Kentucky,
Revenue Bonds, Catholic Health Initiatives, Series 2012A:
5,000 5.000%, 12/01/27, (Pre-refunded 6/01/22) 6/22 at 100.00 BBB+ (4) 5,031,650
10,175 5.000%, 12/01/35, (Pre-refunded 6/01/22) 6/22 at 100.00 N/R (4) 10,240,222
3,810 5.000%, 12/01/35, (Pre-refunded 6/01/22) 6/22 at 100.00 BBB+ (4) 3,834,117
5,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2003A, 2.000%, 10/01/33
4/31 at 100.00 A1 4,370,450
Murray, Kentucky, Hospital Facilities Revenue Bonds,
Murray-Calloway County Public Hospital Corporation
Project, Refunding Series 2016:
1,005 5.000%, 8/01/25 No Opt. Call Ba2 1,066,818
1,060 5.000%, 8/01/26 No Opt. Call Ba2 1,138,694
1,110 5.000%, 8/01/27 8/26 at 100.00 Ba2 1,191,008
1,165 5.000%, 8/01/28 8/26 at 100.00 Ba2 1,246,061
1,230 5.000%, 8/01/29 8/26 at 100.00 Ba2 1,310,208
2,935 5.000%, 8/01/37 8/26 at 100.00 Ba2 3,087,033
Northern Kentucky Water District, Revenue Bonds,
Refunding Series 2021B:
5,070 4.000%, 2/01/26 No Opt. Call N/R 5,444,065
3,820 4.000%, 2/01/27 No Opt. Call N/R 4,159,674
15,000 Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2019A, 2.450%,
6/01/39, (Mandatory Put 10/01/29)
No Opt. Call A 14,953,650
17,040 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 A2 17,550,518
24,485 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2 25,408,085
11,190 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018C-1, 4.000%, 12/01/49, (Mandatory Put 6/01/25)
3/25 at 100.19 A1 11,614,996
15,760 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
11/27 at 100.47 A1 16,662,891
10,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2022A-1, 4.000%, 8/01/52, (Mandatory Put 8/01/30)
5/30 at 100.38 N/R 10,710,400
4,750 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call A1 4,350,478
University of Kentucky, General Receipts Bonds, Refunding
Series 2018A:
6,945 3.000%, 10/01/34 4/26 at 100.00 AA 7,019,381
5,000 3.125%, 10/01/37 4/26 at 100.00 AA 5,041,750
1,525 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2021A, 5.000%, 4/01/29
No Opt. Call AA- 1,771,638
182,595 Total Kentucky 185,440,636

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana - 2.6%
Calcasieu Parish Memorial Hospital Service District,
Louisiana, Revenue Bonds, Lake Charles Memorial Hospital,
Refunding Series 2019:
$ 14,510 5.000%, 12/01/34 12/29 at 100.00 BB $ 15,931,980
10,900 5.000%, 12/01/39 12/29 at 100.00 BB 11,832,822
East Baton Rouge Sewerage Commission, Louisiana,
Revenue Bonds, Refunding Series 2014B:
980 5.000%, 2/01/23 No Opt. Call AA- 1,008,763
580 5.000%, 2/01/24 No Opt. Call AA- 613,054
805 5.000%, 2/01/25 No Opt. Call AA- 871,976
12,500 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Big
Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT), (Mandatory Put
12/01/24)
No Opt. Call N/R 12,099,000
475 Louisiana Citizens Property Insurance Corporation, Assessment Revenue
Bonds, Refunding Series 2012, 5.000%, 6/01/24, (Pre-refunded 6/01/22)
- AGM Insured
6/22 at 100.00 AA (4) 478,045
Louisiana Citizens Property Insurance Corporation,
Assessment Revenue Bonds, Refunding Series 2016A:
17,490 5.000%, 6/01/25 No Opt. Call A1 18,873,634
16,740 5.000%, 6/01/26 No Opt. Call A1 18,437,603
2,470 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 2.350%, 12/01/41
6/30 at 100.00 N/R 2,104,786
Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, East
Baton Rouge Sewerage Commission Projects, Subordinate
Lien Series 2014A:
2,280 5.000%, 2/01/28, (Pre-refunded 2/01/24) 2/24 at 100.00 A+ (4) 2,409,937
2,850 5.000%, 2/01/29, (Pre-refunded 2/01/24) 2/24 at 100.00 A+ (4) 3,012,422
2,000 5.000%, 2/01/30, (Pre-refunded 2/01/24) 2/24 at 100.00 A+ (4) 2,113,980
26,510 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB 26,898,902
5,430 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2007A, 1.650%, 9/01/27, (Mandatory Put
12/01/23)
No Opt. Call A3 5,393,347
5,250 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2013C, 1.650%, 9/01/34, (Mandatory Put
12/01/23)
No Opt. Call A3 5,214,562
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Ochsner Clinic Foundation Project, Refunding
Series 2017:
1,375 5.000%, 5/15/28 5/27 at 100.00 A 1,558,604
1,000 5.000%, 5/15/29 5/27 at 100.00 A 1,127,860
1,155 5.000%, 5/15/30 5/27 at 100.00 A 1,296,753
1,755 5.000%, 5/15/31 5/27 at 100.00 A 1,965,003
3,235 5.000%, 5/15/42 5/27 at 100.00 A 3,577,878
1,000 Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017, 5.000%, 7/01/37 (6)
7/27 at 100.00 Caa1 960,000

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
132
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Louisiana Public Facilities Authority, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2016:
$ 25 5.000%, 5/15/30, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R (4) $ 27,721
1,090 5.000%, 5/15/30 5/26 at 100.00 A 1,198,171
3,410 5.000%, 5/15/32 5/26 at 100.00 A 3,734,393
35 5.000%, 5/15/32, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R (4) 38,809
3,675 5.000%, 5/15/33 5/26 at 100.00 A 4,020,083
40 5.000%, 5/15/33, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R (4) 44,353
2,980 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2020, 5.000%, 7/03/23
1/23 at 100.00 BBB+ 3,042,342
Louisiana Stadium and Exposition District, Revenue
Refunding Bonds, Senior Lien Series 2013A:
1,075 5.000%, 7/01/22 No Opt. Call A2 1,085,116
3,140 5.000%, 7/01/29 7/23 at 100.00 A2 3,264,941
1,080 5.000%, 7/01/30 7/23 at 100.00 A2 1,122,973
4,010 5.000%, 7/01/31 7/23 at 100.00 A2 4,169,558
3,935 5.000%, 7/01/32 7/23 at 100.00 A2 4,091,062
15,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series
2012A-1, 4.000%, 5/01/31
5/22 at 100.00 Aa2 15,033,150
8,225 Louisiana State, General Obligation Bonds, Series 2021A, 5.000%, 3/01/26 No Opt. Call Aa3 9,118,728
Louisiana State, Unclaimed Property Special Revenue
Bonds, Interstate 49 North Project, Series 2013:
1,165 5.000%, 9/01/29, (Pre-refunded 9/01/23) 9/23 at 100.00 A+ (4) 1,218,439
5,075 5.000%, 9/01/31, (Pre-refunded 9/01/23) 9/23 at 100.00 A+ (4) 5,307,790
4,000 5.000%, 9/01/32, (Pre-refunded 9/01/23) 9/23 at 100.00 A+ (4) 4,183,480
New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A:
5,195 5.000%, 12/01/26 No Opt. Call A+ 5,826,712
2,880 5.000%, 12/01/27 No Opt. Call A+ 3,290,918
6,015 5.000%, 12/01/29 No Opt. Call A+ 7,073,219
New Orleans, Louisiana, General Obligation Bonds,
Refunding Series 2015:
1,000 5.000%, 12/01/22 No Opt. Call A+ 1,024,020
970 5.000%, 12/01/23 No Opt. Call A+ 1,020,217
1,020 5.000%, 12/01/24 No Opt. Call A+ 1,097,255
480 5.000%, 12/01/25 No Opt. Call A+ 528,029
795 5.000%, 12/01/27 12/25 at 100.00 A+ 873,371
New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Refunding Series 2014:
250 5.000%, 6/01/24 No Opt. Call A 264,862
605 5.000%, 6/01/25 6/24 at 100.00 A 643,212
500 5.000%, 6/01/26, (Pre-refunded 6/01/24) 6/24 at 100.00 A (4) 531,910
640 5.000%, 6/01/27, (Pre-refunded 6/01/24) 6/24 at 100.00 A (4) 680,845
380 5.000%, 6/01/28, (Pre-refunded 6/01/24) 6/24 at 100.00 A (4) 404,252
600 5.000%, 6/01/29, (Pre-refunded 6/01/24) 6/24 at 100.00 A (4) 638,292
New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015:
410 5.000%, 6/01/30, (Pre-refunded 6/01/25) 6/25 at 100.00 A (4) 447,011
775 5.000%, 6/01/32, (Pre-refunded 6/01/25) 6/25 at 100.00 A (4) 844,959
1,000 5.000%, 6/01/33, (Pre-refunded 6/01/25) 6/25 at 100.00 A (4) 1,090,270
1,075 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 A (4) 1,172,040
500 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30, (Pre-refunded
4/01/23), (AMT)
4/23 at 100.00 A (4) 515,315
6,620 Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds,
Valero Project, Series 2010, 4.000%, 12/01/40, (Mandatory Put 6/01/22)
No Opt. Call BBB 6,642,309

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 3,265 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- $ 3,862,756
3,405 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB- 3,673,825
Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Junior Lien Series 2019B:
630 3.000%, 12/01/22 - AGM Insured No Opt. Call AA 636,281
760 5.000%, 12/01/26 - AGM Insured No Opt. Call AA 856,003
1,465 5.000%, 12/01/29 - AGM Insured 12/28 at 100.00 AA 1,696,631
1,000 5.000%, 12/01/30 - AGM Insured 12/28 at 100.00 AA 1,153,460
1,000 5.000%, 12/01/31 - AGM Insured 12/28 at 100.00 AA 1,150,790
1,150 5.000%, 12/01/32 - AGM Insured 12/28 at 100.00 AA 1,321,511
1,630 4.000%, 12/01/33 - AGM Insured 12/28 at 100.00 AA 1,748,974
5,980 3.000%, 12/01/35 - AGM Insured 12/28 at 100.00 AA 6,029,694
2,075 4.000%, 12/01/36 - AGM Insured 12/28 at 100.00 AA 2,217,885
565 4.000%, 12/01/44 - AGM Insured 12/28 at 100.00 AA 597,843
243,885 Total Louisiana 258,036,691
Maine - 0.6%
1,100 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2013,
5.000%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 BBB (4) 1,144,451
Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A:
4,270 4.000%, 7/01/41 7/26 at 100.00 BBB 4,406,683
5,675 4.000%, 7/01/46 7/26 at 100.00 BBB 5,814,378
Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A:
1,175 4.000%, 7/01/37 7/30 at 100.00 A+ 1,272,537
1,500 4.000%, 7/01/38 7/30 at 100.00 A+ 1,619,715
2,000 4.000%, 7/01/39 7/30 at 100.00 A+ 2,153,260
1,590 4.000%, 7/01/40 7/30 at 100.00 A+ 1,706,865
Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A:
200 5.000%, 7/01/26 - AGM Insured No Opt. Call AA 223,456
150 5.000%, 7/01/27 - AGM Insured No Opt. Call AA 170,898
235 5.000%, 7/01/28 - AGM Insured No Opt. Call AA 272,186
590 2.500%, 7/01/29 - AGM Insured No Opt. Call AA 596,189
200 5.000%, 7/01/30 - AGM Insured No Opt. Call AA 238,422
10,000 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2020B, 2.350%, 11/15/40
11/28 at 100.00 AA+ 8,728,700
3,125 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.050%, 11/15/41
5/30 at 100.00 AA+ 2,589,844
7,400 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.400%, 11/15/41
11/30 at 100.00 N/R 6,283,858
6,280 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.550%, 11/15/40
5/29 at 100.00 AA+ 5,696,839
3,250 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2021B, 2.200%, 11/15/41
5/30 at 100.00 AA+ 2,721,582
10,675 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.150%, 11/15/41
11/30 at 100.00 AA+ 8,808,583
3,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021D, 2.400%, 11/15/41
11/30 at 100.00 N/R 2,598,090

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
134
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine (continued)
$ 290 Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013,
5.000%, 7/01/22
No Opt. Call BBB+ $ 292,622
62,705 Total Maine 57,339,158
Maryland - 1.5%
Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016:
1,270 3.250%, 1/01/31 1/26 at 100.00 A 1,300,658
3,365 5.000%, 1/01/37 1/26 at 100.00 A 3,643,319
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
1,760 5.000%, 9/01/27 No Opt. Call CCC 1,793,633
2,780 5.000%, 9/01/29 9/27 at 100.00 CCC 2,833,849
1,000 5.000%, 9/01/30 9/27 at 100.00 CCC 1,019,260
1,365 5.000%, 9/01/31 9/27 at 100.00 CCC 1,390,867
145 5.000%, 9/01/34 9/27 at 100.00 CCC 147,508
1,500 5.000%, 9/01/39 9/27 at 100.00 CCC 1,522,245
Baltimore, Maryland, Revenue Bonds, Water Projects, Series
2013A:
1,000 5.000%, 7/01/26, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa2 (4) 1,054,820
1,715 5.000%, 7/01/27, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa2 (4) 1,809,016
22,420 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 3.000%, 9/01/39
3/29 at 100.00 Aa1 21,837,977
10,375 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.500%, 9/01/40
3/29 at 100.00 Aa1 9,083,105
14,065 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.950%, 9/01/41
3/30 at 100.00 Aa1 11,472,961
13,245 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 Aa1 10,753,351
20,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 N/R 17,352,400
5,835 Maryland Department of Transportation, Consolidated Transportation
Revenue Bonds, Second Series 2017, 5.000%, 9/01/28
9/27 at 100.00 AAA 6,687,552
12,500 Maryland Economic Development Corporation, Pollution Control Revenue
Bonds, Potomac Electric Power Company, Refunding Series 2019,
1.700%, 9/01/22
No Opt. Call A- 12,519,750
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, College Park Project, Refunding Series
2016, 5.000%, 6/01/28 - AGM Insured
6/26 at 100.00 AA 1,106,800
6,315 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-2, 5.000%,
7/01/45, (Mandatory Put 7/01/27)
1/27 at 100.00 A 7,067,495
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds,  Mercy Medical Center, Series
2016A:
805 5.000%, 7/01/32 7/26 at 100.00 BBB+ 889,283
2,250 5.000%, 7/01/33 7/26 at 100.00 BBB+ 2,483,235
1,650 5.000%, 7/01/34 7/26 at 100.00 BBB+ 1,819,802
2,000 5.000%, 7/01/35 7/26 at 100.00 BBB+ 2,204,500
1,570 5.000%, 7/01/36 7/26 at 100.00 BBB+ 1,729,638

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/39
1/32 at 100.00 N/R $ 1,017,300
7,825 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25, (Pre-
refunded 7/01/24)
7/24 at 100.00 N/R (4) 8,384,957
9,870 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2016, 4.000%, 6/01/27
6/24 at 100.00 AAA 10,313,262
1,125 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Green Second Series 2020, 5.000%, 12/01/25
No Opt. Call AAA 1,247,197
149,750 Total Maryland 144,485,740
Massachusetts - 1.4%
2,015 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 5.000%, 7/01/25
No Opt. Call AA 2,205,982
Massachusetts Development Finance Agency Revenue
Bonds, Lawrence General Hospital Issue, Series 2014A:
835 5.000%, 7/01/26 7/24 at 100.00 B- 829,581
680 5.000%, 7/01/27 7/24 at 100.00 B- 671,629
925 5.000%, 7/01/28 7/24 at 100.00 B- 906,972
960 5.000%, 7/01/29 7/24 at 100.00 B- 936,029
4,800 Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017, 4.000%, 10/01/32,
144A
10/22 at 105.00 BB+ 5,078,160
2,370 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/28
(6)
5/22 at 100.00 N/R 924,300
14,455 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39
6/29 at 100.00 BBB 16,358,579
1,630 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 3.375%, 7/01/36
7/26 at 100.00 BBB 1,638,606
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
2,275 5.000%, 7/01/33 7/28 at 100.00 A 2,612,610
1,085 5.000%, 7/01/38 7/28 at 100.00 A 1,240,567
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2020G:
350 5.000%, 7/15/31, 144A 7/30 at 100.00 BB+ 399,962
415 5.000%, 7/15/32, 144A 7/30 at 100.00 BB+ 473,482
320 5.000%, 7/15/33, 144A 7/30 at 100.00 BB+ 364,493
300 5.000%, 7/15/34, 144A 7/30 at 100.00 BB+ 341,298
270 5.000%, 7/15/35, 144A 7/30 at 100.00 BB+ 306,842
135 5.000%, 7/15/36, 144A 7/30 at 100.00 BB+ 153,278
145 5.000%, 7/15/37, 144A 7/30 at 100.00 BB+ 164,505
Massachusetts Development Finance Agency, Revenue
Bonds, Simmons University Issue, Series 2018L:
1,080 5.000%, 10/01/30 10/28 at 100.00 BBB+ 1,211,728
1,240 5.000%, 10/01/31 10/28 at 100.00 BBB+ 1,388,601
1,775 5.000%, 10/01/32 10/28 at 100.00 BBB+ 1,986,154

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
136
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue
Bonds, Southcoast Health System Obligated Group Issue,
Series 2021G:
$ 980 5.000%, 7/01/35 7/31 at 100.00 A- $ 1,167,072
545 5.000%, 7/01/36 7/31 at 100.00 A- 648,376
615 5.000%, 7/01/37 7/31 at 100.00 A- 730,995
4,250 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%,
7/01/37
7/27 at 100.00 A- 4,315,450
4,245 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 4.000%, 7/01/37
1/29 at 100.00 BBB+ 4,499,063
1,200 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 AA+ 1,110,636
1,820 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.000%, 12/01/39
12/28 at 100.00 AA 1,772,243
2,875 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1, 2.125%, 12/01/41
6/30 at 100.00 AA 2,413,016
3,000 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2019C-1, 2.900%, 12/01/39
12/28 at 100.00 AA 2,881,020
7,570 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2019-214, 2.800%, 12/01/39
6/29 at 100.00 AA+ 7,217,617
2,330 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2020-218, 2.300%, 12/01/40
12/29 at 100.00 AA+ 1,993,501
4,930 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 2.125%, 12/01/40
6/30 at 100.00 AA+ 4,117,339
4,935 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.200%, 12/01/41
6/30 at 100.00 AA+ 4,131,335
8,250 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-222, 2.300%, 12/01/41
6/30 at 100.00 AA+ 7,024,710
2,935 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223, 2.350%, 6/01/39
12/30 at 100.00 N/R 2,573,496
26,700 Massachusetts State, General Obligation Bonds, Refunding Series 2020A,
5.000%, 6/01/44, (Mandatory Put 6/01/23)
No Opt. Call Aa1 27,698,580
16,815 Massachusetts State, General Obligation Bonds, Refunding Series 2021B,
5.000%, 11/01/24
No Opt. Call N/R 18,126,906
6,915 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2014A, 5.000%, 6/01/44
6/24 at 100.00 AA+ 7,306,597
25 Quincy, Massachusetts, General Obligation Bonds, Bonds Anticipation
Note Series 2022, 2.000%, 1/13/23
No Opt. Call N/R 25,324
138,995 Total Massachusetts 139,946,634
Michigan - 2.5%
Detroit Downtown Development Authority, Michigan, Tax
Increment Bonds, Development  Area 1 Projects, Refunding
Series 1996B:
3,050 0.000%, 7/01/22 No Opt. Call BB+ 3,023,679
2,650 0.000%, 7/01/23 No Opt. Call BB+ 2,528,047
2,880 0.000%, 7/01/24 No Opt. Call BB+ 2,633,011
630 Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A, 5.000%, 7/01/30
7/26 at 100.00 AA- 701,990
21,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare
Group, Inc., Series 2019C, 3.750%, 11/15/49, (Mandatory Put 5/15/26)
No Opt. Call A2 22,197,840

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 10,920 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-1, 1.200%, 10/15/30, (Mandatory Put
4/13/28)
No Opt. Call AA- $ 9,884,347
16,800 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-2, 1.200%, 10/15/38, (Mandatory Put
4/13/28)
No Opt. Call AA- 15,243,984
5,010 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Sewage Disposal System
Local Project, Second Lien Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 A+ 5,420,820
6,250 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2022B-MI, 5.000%, 12/01/43,
(Mandatory Put 12/01/28)
6/28 at 100.00 N/R 7,147,313
9,105 Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit
Group, Refunding Series 2016E-1, 4.000%, 11/15/44, (Mandatory Put
8/15/24)
No Opt. Call AA+ 9,502,251
Michigan Finance Authority, Tobacco Settlement Asset-
Backed Bonds, 2007 Sold Tobacco Receipts, Series
2020A-CL-1:
1,800 5.000%, 6/01/31 12/30 at 100.00 A- 2,066,706
1,500 5.000%, 6/01/32 12/30 at 100.00 A- 1,717,230
2,435 4.000%, 6/01/34 12/30 at 100.00 A- 2,583,218
1,000 4.000%, 6/01/35 12/30 at 100.00 A- 1,058,830
395 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 1.250%, 6/01/30
No Opt. Call BBB+ 378,141
2,450 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.800%, 10/01/38
10/27 at 100.00 AA 2,514,313
8,730 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 2.250%, 10/01/41
10/30 at 100.00 AA 7,323,248
4,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.650%, 12/01/39
6/28 at 100.00 AA+ 4,033,840
13,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 AA+ 12,318,410
25,205 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.600%, 12/01/40
6/30 at 100.00 AA+ 22,870,261
9,620 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 2.150%, 12/01/41
12/30 at 100.00 AA+ 7,984,408
1,795 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 4.000%, 10/15/24
No Opt. Call Aa2 1,887,317
22,850 Michigan Strategic Fund, Limited Obligation Pollution Control Revenue
Refunding Bonds, Detroit Edison Company, Variable Rate Demand
Obligations, Series 1995CC, 1.450%, 9/01/30
No Opt. Call Aa3 20,011,116
21,550 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit
Edison Company Exempt Facilities Project, Refunding Variable Rate
Series 2008ET-2, 1.350%, 8/01/29
No Opt. Call Aa3 19,285,957
2,255 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine Project,
Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put 10/01/26)
No Opt. Call Ba2 2,361,662
2,295 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc., Series
2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A- 2,192,551
4,800 Romulus Community Schools, Wayne County, Michigan, General
Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22
No Opt. Call Aa1 4,814,304

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
138
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
Royal Oak Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, William Beaumont Hospital Obligated
Group, Refunding Series 2014D:
$ 1,040 5.000%, 9/01/26 3/24 at 100.00 A+ $ 1,095,068
2,000 5.000%, 9/01/27 3/24 at 100.00 A+ 2,105,120
2,555 5.000%, 9/01/28 3/24 at 100.00 A+ 2,688,320
3,820 5.000%, 9/01/29 3/24 at 100.00 A+ 4,016,386
5,145 5.000%, 9/01/30 3/24 at 100.00 A+ 5,407,549
2,320 5.000%, 9/01/31 3/24 at 100.00 A+ 2,437,485
Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding
Series 2015F:
3,765 5.000%, 12/01/32, (AMT) 12/25 at 100.00 A1 4,065,823
5,295 5.000%, 12/01/33, (AMT) 12/25 at 100.00 A1 5,712,299
5,000 5.000%, 12/01/34, (AMT) 12/25 at 100.00 A1 5,394,050
13,065 Wayne County Airport Authority, Michigan, Revenue Bonds, Refunding
Series 2017E, 4.000%, 12/01/26, (AMT), 144A
No Opt. Call A1 13,882,346
247,980 Total Michigan 240,489,240
Minnesota - 0.9%
Duluth Economic Development Authority, Minnesota,
Health Care Facilities Revenue Bonds, Essentia Health
Obligated Group, Series 2018A:
910 5.000%, 2/15/33 2/28 at 100.00 A- 1,032,522
1,135 5.000%, 2/15/37 2/28 at 100.00 A- 1,283,435
8,390 4.250%, 2/15/43 2/28 at 100.00 A- 9,013,545
55 4.250%, 2/15/48 2/28 at 100.00 A- 58,748
4,930 Hennepin County, Minnesota, General Obligation Bonds, Refunding
Series 2020B, 5.000%, 12/01/25
No Opt. Call AAA 5,467,321
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2014A:
2,610 5.000%, 1/01/25 1/24 at 100.00 A+ 2,741,544
2,005 5.000%, 1/01/32 1/24 at 100.00 A+ 2,094,102
4,825 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 Aaa 4,824,517
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B:
6,495 2.625%, 1/01/40 7/29 at 100.00 AA+ 6,440,182
9,450 3.500%, 7/01/50 7/29 at 100.00 AA+ 9,651,569
5,720 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.500%, 7/01/40
7/29 at 100.00 AA+ 5,120,658
4,675 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 2.000%, 7/01/40
1/30 at 100.00 AA+ 3,894,509
4,210 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021D, 2.200%, 7/01/41
7/30 at 100.00 AA+ 3,616,179
9,340 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.350%, 7/01/41
1/31 at 100.00 N/R 7,979,722
3,030 Minnesota State, General Obligation Bonds, Various Purpose Series
2015A, 5.000%, 8/01/22
No Opt. Call AAA 3,069,239
425 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 4.000%, 1/01/28
1/23 at 100.00 A- 431,911
1,150 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted
Medical Center Project, Series 2013, 5.000%, 7/01/33, (Pre-refunded
7/01/23)
7/23 at 100.00 N/R (4) 1,195,034

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 2,385 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Refunding Series 2014B, 5.000%, 5/01/23
No Opt. Call AA- $ 2,470,264
6,590 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.500%, 2/01/39
2/27 at 100.00 AAA 6,672,968
White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A:
3,785 2.000%, 2/01/28 2/27 at 100.00 AAA 3,684,811
3,205 2.000%, 2/01/29 2/27 at 100.00 AAA 3,071,864
4,135 2.000%, 2/01/30 2/27 at 100.00 AAA 3,900,670
89,455 Total Minnesota 87,715,314
Mississippi - 0.3%
6,570 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
3/24 at 100.00 A- 6,692,202
5,085 Mississippi Business Finance Corporation, Revenue Bonds, System Energy
Resources, Inc. Project, Refunding Series 2019, 2.500%, 4/01/22
4/22 at 100.00 BBB+ 5,085,000
Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A:
2,490 2.450%, 12/01/39 6/29 at 100.00 Aaa 2,225,313
3,920 3.750%, 6/01/49 6/29 at 100.00 Aaa 4,026,154
1,470 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 2.000%, 12/01/40
6/30 at 100.00 Aaa 1,202,269
2,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A, 4.000%,
10/15/38
10/28 at 100.00 A+ 2,133,240
8,880 Mississippi State, General Obligation Bonds, Series 2013B, 5.000%,
12/01/28, (Pre-refunded 12/01/23)
12/23 at 100.00 AA (4) 9,348,686
30,415 Total Mississippi 30,712,864
Missouri - 0.6%
1,175 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 BBB- 1,246,287
1,100 Great Rivers Greenway Metropolitan Park & Recreation District, Missouri,
Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014,
3.000%, 12/30/24, (Pre-refunded 12/30/23)
12/23 at 100.00 A+ (4) 1,121,802
10,375 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A 10,348,648
12,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 A 11,969,520
15,085 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 A 14,828,555
1,465 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%,
5/01/33
5/23 at 100.00 BBB 1,519,337
220 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%,
5/01/32
11/23 at 100.00 BBB 227,190
1,390 Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T.
Still University of Health Sciences, Series 2014, 4.250%, 10/01/32, (Pre-
refunded 10/01/23)
10/23 at 100.00 A- (4) 1,441,750

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
140
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 2,285 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2019C, 2.750%, 11/01/39
5/29 at 100.00 AA+ $ 2,287,011
1,580 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2020A, 2.550%, 11/01/40
5/29 at 100.00 AA+ 1,423,201
1,045 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021A, 2.150%, 11/01/41
5/30 at 100.00 AA+ 898,146
4,335 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021B, 2.000%, 11/01/41
5/30 at 100.00 AA+ 3,507,318
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Iatan 2 Project, Refunding Series
2014A:
1,365 5.000%, 1/01/25 1/24 at 100.00 A2 1,435,966
2,590 5.000%, 1/01/26 1/24 at 100.00 A2 2,724,654
1,010 5.000%, 1/01/32 1/24 at 100.00 A2 1,061,803
4,150 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%,
1/01/23
No Opt. Call A 4,257,858
1,065 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
3/23 at 103.00 BBB- 1,128,953
62,235 Total Missouri 61,427,999
Montana - 0.7%
1,500 Cascade County High School District A Great Falls, Montana, General
Obligation Bonds, School Buidling Series 2018, 5.000%, 7/01/38
7/28 at 100.00 A+ 1,699,320
25,675 Forsyth, Montana Pollution Control Revenue Bonds, Portland General
Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33
3/30 at 102.00 A1 22,716,726
35,095 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%,
8/01/23
No Opt. Call A 35,150,801
1,000 Gallatin County School District 44 Belgrade, Montana, General Obligation
Bonds, School Building Series 2019, 4.000%, 6/01/33
6/29 at 100.00 A+ 1,081,260
1,075 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-
1, 2.000%, 12/01/41
6/30 at 100.00 AA+ 882,833
1,725 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B,
2.000%, 12/01/41
12/30 at 100.00 AA+ 1,394,628
560 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 3.250%, 6/01/32
6/28 at 100.00 A 567,280
66,630 Total Montana 63,492,848
National - 0.1%
673 BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class D Series
2018, 1.370%, 7/31/23, 144A (SIFMA reference rate + 1.000% spread)
(5)
No Opt. Call A+ 672,712
5,342 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36
No Opt. Call AA+ 5,552,961
4,878 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series 2021,
1.877%, 7/25/37
No Opt. Call AA+ 4,282,560
10,893 Total National 10,508,233

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska - 1.0%
$ 5,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Series 2018A, 5.000%, 3/01/50, (Mandatory Put 1/01/24)
10/23 at 100.43 A2 $ 5,201,050
3,380 Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds,
Refunding Series 2019, 4.000%, 12/01/49, (Mandatory Put 8/01/25)
5/25 at 100.50 Aa2 3,544,606
Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014:
2,025 5.000%, 5/15/28 5/24 at 100.00 A- 2,136,638
9,355 5.000%, 5/15/44 5/24 at 100.00 A- 9,821,253
680 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Public Schools Refunding Series 2012, 4.000%, 6/15/23, (Pre-
refunded 6/15/22)
6/22 at 100.00 AA- (4) 684,162
370 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Public Schools Series 2015, 5.000%, 12/15/22
No Opt. Call AA- 379,505
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Series 2018:
540 5.000%, 7/01/23 No Opt. Call BBB 560,061
1,250 5.000%, 7/01/24 No Opt. Call BBB 1,326,113
530 5.000%, 7/01/25 No Opt. Call BBB 575,188
750 5.000%, 7/01/26 7/25 at 100.00 BBB 814,470
200 5.000%, 7/01/27 7/25 at 100.00 BBB 217,272
835 5.000%, 7/01/28 7/25 at 100.00 BBB 906,468
485 5.000%, 7/01/29 7/25 at 100.00 BBB 524,692
1,000 5.000%, 7/01/30 7/25 at 100.00 BBB 1,080,100
180 5.000%, 7/01/33 7/25 at 100.00 BBB 193,903
Nebraska Investment Finance Authority, Single Family
Housing Revenue Bonds, Series 2019D:
155 2.600%, 9/01/34 3/29 at 100.00 AA+ 146,855
7,205 2.850%, 9/01/39 3/29 at 100.00 AA+ 6,874,506
10,000 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.550%, 9/01/40
3/29 at 100.00 AA+ 9,144,400
590 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.950%, 9/01/37
3/30 at 100.00 AA+ 510,562
17,770 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.300%, 9/01/41
9/30 at 100.00 AA+ 15,040,706
1,380 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Refunding Series 2020B, 4.000%, 12/01/26
No Opt. Call Aa2 1,496,003
645 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Series 2014, 5.000%, 12/01/22, (ETM)
No Opt. Call Aa2 (4) 660,622
8,035 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32
7/26 at 100.00 A2 8,939,339
Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Refunding Series
2019:
1,195 5.000%, 6/15/26 No Opt. Call AA- 1,337,934
1,430 5.000%, 6/15/28 No Opt. Call AA- 1,664,877
1,480 5.000%, 6/15/29 No Opt. Call AA- 1,750,189
1,760 4.000%, 6/15/33 6/29 at 100.00 AA- 1,941,104
2,240 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge
Bonds, Series 2021, 2.000%, 6/01/27
6/26 at 100.00 Aaa 2,222,998
6,320 Saunders County School District 1, Ashland-Greenwood, Nebraska,
General Obligation Bonds, Series 2021, 2.000%, 12/15/50
12/30 at 100.00 A+ 4,303,478

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
142
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A:
$ 3,660 5.250%, 2/01/28 2/27 at 100.00 BB+ $ 3,942,003
1,355 5.250%, 2/01/29 2/27 at 100.00 BB+ 1,455,731
6,015 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 3.375%, 12/15/37
6/28 at 100.00 Aa1 6,192,443
97,815 Total Nebraska 95,589,231
Nevada - 1.4%
Clark County, Nevada, Airport Revenue Bonds, Jet Aviation
Fuel Tax, Refunding Series 2013A:
2,000 5.000%, 7/01/22, (AMT) No Opt. Call A1 2,017,840
1,050 5.000%, 7/01/23, (AMT) 1/23 at 100.00 A1 1,076,156
1,905 5.000%, 7/01/24, (AMT) 1/23 at 100.00 A1 1,951,939
5,285 Clark County, Nevada, General Obligation Bonds, Refunding Flood
Control Series 2014, 4.000%, 11/01/33, (Pre-refunded 11/01/24)
11/24 at 100.00 AA+ (4) 5,555,592
Clark County, Nevada, Highway Revenue Bonds, Indexed
Fuel Tax & Motor Vehicle Fuel Tax Series 2021:
3,885 5.000%, 7/01/26 No Opt. Call AA- 4,337,292
4,075 5.000%, 7/01/27 No Opt. Call AA- 4,642,729
4,280 5.000%, 7/01/28 No Opt. Call AA- 4,962,660
10,000 Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las
Vegas-McCarran International Airport, Refunding Series 2019E, 5.000%,
7/01/23
No Opt. Call Aa3 10,390,300
Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series
2016:
1,750 4.000%, 9/01/32 9/26 at 100.00 N/R 1,768,900
2,275 4.000%, 9/01/35 9/26 at 100.00 N/R 2,284,873
3,585 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/34
7/27 at 100.00 Aa3 3,787,373
15,060 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Limited Tax Refunding Series 2021C, 5.000%, 6/01/27
No Opt. Call Aa1 17,171,412
Las Vegas Valley Water District, Nevada, General
Obligation Bonds, Limited Tax Refunding Water Series
2021A:
14,350 5.000%, 6/01/26 No Opt. Call Aa1 16,052,484
21,185 5.000%, 6/01/27 No Opt. Call Aa1 24,155,137
1,770 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Limited Tax Refunding Water Series 2021B, 5.000%, 6/01/25
No Opt. Call Aa1 1,935,460
Las Vegas Valley Water District, Nevada, General
Obligation Bonds, Water Series 2012B:
2,125 5.000%, 6/01/24, (Pre-refunded 6/01/22) 6/22 at 100.00 Aa1 (4) 2,138,621
1,545 5.000%, 6/01/25, (Pre-refunded 6/01/22) 6/22 at 100.00 Aa1 (4) 1,554,904
2,000 5.000%, 6/01/26 6/22 at 100.00 Aa1 2,012,820
250 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 607 Providence, Refunding Series 2013, 5.000%, 6/01/22
No Opt. Call N/R 251,117
2,860 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A, 2.200%, 10/01/41
10/30 at 100.00 AA+ 2,397,109
4,720 Nevada State, General Obligation Bonds, Capital Improvement & Cultural
Affairs, Refunding Series 2012B, 5.000%, 8/01/22
No Opt. Call AA+ 4,781,124
3,165 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%,
6/15/28, 144A
No Opt. Call Ba2 3,080,938

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 13,490 Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra
Pacific Power Company, Refunding Series 2016B, 3.000%, 3/01/36,
(Mandatory Put 6/01/22)
No Opt. Call A+ $ 13,515,091
2,695 Washoe County, Nevada, Water Facilities Revenue Bonds, Sierra Pacific
Power Company Project, Refunding Series 2016C, 0.625%, 3/01/36,
(AMT), (Mandatory Put 4/15/22)
No Opt. Call A2 2,694,542
125,305 Total Nevada 134,516,413
New Hampshire - 0.4%
16,859 National Finance Authority, New Hampshire, Municipal Certificates Series
2020-1 Class A, 4.125%, 1/20/34
No Opt. Call BBB 18,012,868
16,885 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%,
10/01/33, (Mandatory Put 10/02/23)
No Opt. Call A 17,012,651
1,145 New Hampshire Business Finance Authority, Water Facility Revenue
Bonds, Pennichuck Water Works Inc. Project , Series 2015A., 4.250%,
1/01/36, (Pre-refunded 1/01/26), (AMT)
1/26 at 100.00 N/R (4) 1,228,665
New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A:
1,000 4.000%, 10/01/32 4/31 at 100.00 AA- 1,106,080
1,000 4.000%, 10/01/34 4/31 at 100.00 AA- 1,093,550
1,000 4.000%, 10/01/38 4/31 at 100.00 AA- 1,089,520
1,840 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Elliot Hospital, Series 2016, 5.000%, 10/01/38
10/26 at 100.00 A- 2,013,181
920 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Southern New Hampshire Medical Center, Series 2016, 3.500%,
10/01/34
10/26 at 100.00 A- 932,033
40,649 Total New Hampshire 42,488,548
New Jersey - 5.2%
11,380 Berkeley Township, New Jersey, General Obligation Bonds, Anticipation
Notes, Series 2021B, 1.000%, 8/30/22
No Opt. Call N/R 11,366,116
Camden County Improvement Authority, New Jersey,
Health Care Redevelopment Revenue Bonds, Cooper
Health System Obligated Group Issue, Refunding Series
2014A:
2,500 5.000%, 2/15/30 2/24 at 100.00 BBB+ 2,627,250
1,045 5.000%, 2/15/34 2/24 at 100.00 BBB+ 1,096,853
Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021:
1,150 2.000%, 8/15/29 - BAM Insured 8/28 at 100.00 AA 1,107,151
2,075 2.000%, 8/15/30 - BAM Insured 8/28 at 100.00 AA 1,972,765
2,045 2.000%, 8/15/31 - BAM Insured 8/28 at 100.00 AA 1,919,355
East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021:
1,095 2.000%, 2/15/26 No Opt. Call Aa1 1,091,014
1,385 2.000%, 2/15/27 No Opt. Call Aa1 1,367,535
1,355 2.000%, 2/15/30 2/29 at 100.00 Aa1 1,282,752
1,370 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 AA 1,252,481
5,035 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT)
No Opt. Call BBB- 5,230,106
1,585 Gloucester Township, New Jersey, General Obligation Bonds, Series 2019,
2.250%, 2/01/29 - BAM Insured
No Opt. Call AA 1,496,272

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
144
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
Hudson County Improvement Authority, New Jersey,
County Secured Lease Revenue Bonds, Hudson County
Courthouse Project, Series 2020:
$ 1,010 5.000%, 10/01/27 No Opt. Call AA $ 1,157,066
1,000 5.000%, 10/01/29 No Opt. Call AA 1,182,170
New Jersey Economic Development Authority, Cigarette
Tax Revenue Refunding Bonds, Series 2012:
2,635 5.000%, 6/15/22, (ETM) No Opt. Call BBB (4) 2,656,027
1,100 5.000%, 6/15/22, (ETM) No Opt. Call AA (4) 1,108,888
7,180 5.000%, 6/15/23, (Pre-refunded 6/15/22) 6/22 at 100.00 BBB (4) 7,237,296
2,990 5.000%, 6/15/24, (Pre-refunded 6/15/22) 6/22 at 100.00 BBB (4) 3,013,860
7,615 5.000%, 6/15/25, (Pre-refunded 6/15/22) 6/22 at 100.00 BBB (4) 7,675,768
5,000 5.000%, 6/15/26, (Pre-refunded 6/15/22) 6/22 at 100.00 BBB (4) 5,039,900
1,030 4.250%, 6/15/27, (Pre-refunded 6/15/22) 6/22 at 100.00 BBB (4) 1,036,705
4,625 5.000%, 6/15/28, (Pre-refunded 6/15/22) 6/22 at 100.00 BBB (4) 4,661,908
New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series
2020A:
4,115 5.000%, 11/01/32 11/29 at 100.00 Baa1 4,626,865
6,265 4.000%, 11/01/37 11/29 at 100.00 Baa1 6,507,079
2,750 4.000%, 11/01/38 11/29 at 100.00 Baa1 2,851,365
New Jersey Economic Development Authority, Private
Activity Bonds, The Goethals Bridge Replacement Project,
Series 2013:
1,350 5.000%, 1/01/28, (AMT) 1/24 at 100.00 A2 1,409,333
2,345 5.000%, 1/01/31 - AGM Insured, (AMT) 1/24 at 100.00 AA 2,452,776
6,980 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3 7,013,713
25,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27
6/25 at 100.00 Baa1 26,927,000
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Social Series 2021QQQ:
625 5.000%, 6/15/26 No Opt. Call Baa1 687,425
455 5.000%, 6/15/27 No Opt. Call Baa1 506,979
430 5.000%, 6/15/28 No Opt. Call Baa1 483,398
6,000 New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017, 5.000%, 10/01/47, (AMT)
10/27 at 100.00 Baa3 6,446,100
15,515 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 15,017,124
19,070 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020D, 1.100%, 11/01/29, (AMT), (Mandatory Put 12/01/27)
No Opt. Call A+ 16,992,705
3,345 New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021, 2.375%, 7/01/46
7/31 at 100.00 AA- 2,560,999
2,170 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA- 2,304,084
10,310 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Term Series 2019B-3, 5.000%,
7/01/45, (Mandatory Put 7/01/26)
4/26 at 100.83 AA- 11,492,557
1,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 5.000%, 7/01/35
7/26 at 100.00 BBB- 1,105,230

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 1,200 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Virtua Health, Refunding Series 2013, 5.000%, 7/01/24
1/24 at 100.00 AA- $ 1,261,968
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
2,130 3.500%, 12/01/29, (AMT) 12/26 at 100.00 Aaa 2,132,577
5,550 3.750%, 12/01/31, (AMT) 12/26 at 100.00 Aaa 5,585,021
5,675 4.000%, 12/01/32, (AMT) 12/26 at 100.00 Aaa 5,776,355
2,370 3.750%, 12/01/33, (AMT) 12/26 at 100.00 Aaa 2,411,949
785 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018A, 3.750%, 10/01/35
10/27 at 100.00 AA 792,921
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
13,420 5.000%, 6/01/27 No Opt. Call A3 15,084,885
2,965 5.000%, 6/01/28 No Opt. Call A3 3,376,157
27,045 5.000%, 6/01/29 No Opt. Call A3 31,150,701
20,000 4.000%, 6/01/30 No Opt. Call A3 21,768,000
5,295 4.000%, 6/01/32 No Opt. Call A3 5,800,884
1,005 New Jersey State, General Obligation Bonds, Various Purpose Series
2020, 2.250%, 6/01/35
12/27 at 100.00 A3 870,491
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A:
6,245 5.000%, 6/15/24 No Opt. Call A+ 6,636,312
8,725 5.000%, 6/15/29 6/26 at 100.00 A+ 9,658,750
9,615 5.000%, 6/15/30 6/26 at 100.00 A+ 10,638,324
10,590 5.000%, 6/15/31 6/26 at 100.00 A+ 11,702,903
1,780 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/31 - FGIC Insured
No Opt. Call Baa1 1,292,725
11,585 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/23
No Opt. Call Baa1 12,126,830
7,460 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2012A, 5.000%, 6/15/42, (Pre-refunded 6/15/22)
6/22 at 100.00 Baa1 (4) 7,518,785
14,025 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2012AA, 5.000%, 6/15/22
No Opt. Call Baa1 14,125,279
920 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2013AA, 5.000%, 6/15/36
6/23 at 100.00 Baa1 948,649
2,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014BB-2. Remarketed to Fixed Rate, 5.000%, 6/15/34
6/31 at 100.00 Baa1 2,848,125
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2015AA:
1,910 5.250%, 6/15/33 6/25 at 100.00 Baa1 2,073,496
2,210 5.250%, 6/15/34 6/25 at 100.00 Baa1 2,397,740
80 5.000%, 6/15/45 6/25 at 100.00 Baa1 85,448
2,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/23
No Opt. Call Baa1 2,093,540
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019A:
2,500 5.000%, 12/15/25 No Opt. Call Baa1 2,723,075
5,020 5.000%, 12/15/26 No Opt. Call Baa1 5,571,096
10,230 5.000%, 12/15/33 12/29 at 100.00 Baa1 11,507,829
3,015 4.000%, 12/15/39 12/29 at 100.00 Baa1 3,121,249
9,490 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 3.750%, 6/15/33
12/28 at 100.00 Baa1 9,731,520
6,115 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/33
12/28 at 100.00 Baa1 6,824,401

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
146
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
$ 2,500 4.000%, 6/15/35 12/30 at 100.00 Baa1 $ 2,616,325
4,250 4.000%, 6/15/36 12/30 at 100.00 Baa1 4,434,195
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2021A:
3,070 5.000%, 6/15/32 6/31 at 100.00 Baa1 3,524,943
2,565 5.000%, 6/15/33 6/31 at 100.00 Baa1 2,935,617
26,650 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2020D,
5.000%, 1/01/28
No Opt. Call A+ 29,627,871
2,775 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 AA 2,549,365
2,330 Ocean City, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2016, 1.000%, 11/15/28
11/24 at 100.00 AA 2,132,020
2,855 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Chambers Project, Refunding Series 2014A,
5.000%, 12/01/23, (AMT)
No Opt. Call BBB 2,932,171
1,530 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.125%, 8/15/42
8/29 at 100.00 N/R 1,154,844
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
6,360 5.000%, 6/01/26 No Opt. Call A 6,950,908
6,755 5.000%, 6/01/28 No Opt. Call A 7,592,147
145 5.000%, 6/01/29 6/28 at 100.00 A 162,472
3,310 5.000%, 6/01/30 6/28 at 100.00 A 3,691,941
6,560 5.000%, 6/01/31 6/28 at 100.00 A- 7,296,229
6,205 5.000%, 6/01/35 6/28 at 100.00 A- 6,864,840
11,265 4.000%, 6/01/37 6/28 at 100.00 A- 11,804,706
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B:
7,090 3.200%, 6/01/27 No Opt. Call BBB 7,100,493
2,770 5.000%, 6/01/46 6/28 at 100.00 BB+ 2,991,877
2,585 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.000%, 7/15/26
No Opt. Call AA- 2,528,802
478,955 Total New Jersey 504,493,721
New Mexico - 0.6%
Central New Mexico Community College, Bernalillo and
Sandoval Counties, New Mexico, General Obligation
Bonds, Limited Tax Refunding Series 2021B:
3,260 4.000%, 8/15/24 No Opt. Call AA+ 3,419,186
3,350 4.000%, 8/15/25 No Opt. Call AA+ 3,572,373
5,355 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan and Four Corners Projects,
Refunding Series 2016B, 2.150%, 4/01/33
10/31 at 101.00 N/R 4,723,271
8,560 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010E,
1.150%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call BBB 8,319,549
12,500 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49,
(Mandatory Put 8/01/25)
5/25 at 100.87 AA 13,649,750
1,290 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018B, 3.750%, 7/01/38
7/27 at 100.00 Aaa 1,308,395

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico (continued)
$ 3,460 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018C, 3.750%, 7/01/38
1/28 at 100.00 Aaa $ 3,558,299
3,560 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 3.000%, 7/01/39
1/29 at 100.00 Aaa 3,386,272
1,740 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019F, 2.850%, 7/01/39
1/29 at 100.00 Aaa 1,683,224
2,485 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 2.150%, 7/01/41
7/30 at 100.00 Aaa 2,110,262
4,845 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.100%, 7/01/41
7/30 at 100.00 Aaa 4,092,329
3,555 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021D, 2.350%, 7/01/41
1/31 at 100.00 N/R 3,037,250
9,055 New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue
Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%, 11/01/39,
(Mandatory Put 5/01/25)
2/25 at 100.73 Aa2 9,738,743
750 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 4.000%, 5/01/33, 144A
5/29 at 103.00 N/R 709,395
63,765 Total New Mexico 63,308,298
New York - 6.4%
Albany County Airport Authority, New York, Airport
Revenue Bonds, Refunding Series 2020B. Forward Delivery:
1,000 5.000%, 12/15/22, (AMT) No Opt. Call A- 1,023,070
1,225 5.000%, 12/15/23, (AMT) No Opt. Call A- 1,284,388
1,145 5.000%, 12/15/24, (AMT) No Opt. Call A- 1,220,742
Albany County, New York, General Obligation Bonds,
Refunding Forward Delivery Series 2019C:
1,915 5.000%, 11/01/22 No Opt. Call AA 1,956,230
1,515 5.000%, 11/01/23 No Opt. Call AA 1,590,811
Buffalo and Fort Erie Public Bridge Authority, New York, Toll
Bridge System Revenue Bonds, Refunding Series 2014:
300 5.000%, 1/01/24 No Opt. Call A+ 315,756
500 5.000%, 1/01/25 No Opt. Call A+ 538,670
3,390 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 N/R 3,100,291
4,360 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 N/R 4,218,213
4,000 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48, (Mandatory Put
5/01/26)
11/25 at 100.00 A- 4,384,680
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated Group,
Series 2017:
1,900 5.000%, 12/01/25, 144A No Opt. Call BBB- 2,085,896
1,400 5.000%, 12/01/27, 144A 6/27 at 100.00 BBB- 1,584,576
1,300 5.000%, 12/01/29, 144A 6/27 at 100.00 BBB- 1,462,721
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2021A:
10,230 5.000%, 3/15/28 No Opt. Call AA+ 11,800,407
20,000 5.000%, 3/15/29 No Opt. Call AA+ 23,441,600
10,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021E, 5.000%, 3/15/26
No Opt. Call N/R 11,096,500

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
148
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Dormitory Authority of the State of New York, State
University Educational Facilities Revenue Bonds, Third
General Resolution, Series 2012A:
$ 10,515 5.000%, 5/15/24, (Pre-refunded 5/15/22) 5/22 at 100.00 AA (4) $ 10,564,210
9,375 5.000%, 5/15/25, (Pre-refunded 5/15/22) 5/22 at 100.00 AA (4) 9,418,875
7,900 Evans-Brant Central School District, Erie County, New York, General
Oligation Bonds, Series 2021C, 1.500%, 6/24/22
No Opt. Call N/R 7,910,270
10,000 Guilderland Central School District, Albany County, New York, General
Obligation Bonds,  Series 2021, 1.250%, 7/29/22
No Opt. Call N/R 10,000,400
5,845 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Notes Series 2021, 1.000%, 9/01/25
9/23 at 100.00 A 5,540,709
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2000A:
110 0.000%, 6/01/22 - AGM Insured No Opt. Call AA 109,806
1,055 0.000%, 6/01/23 - AGM Insured No Opt. Call AA 1,031,991
1,265 Long Island Power Authority, New York, Electric System Revenue Bonds,
Series 2012B, 5.000%, 9/01/26
9/22 at 100.00 A 1,283,305
32,280 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22
No Opt. Call N/R 32,414,608
21,520 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22
No Opt. Call N/R 21,818,913
9,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019F, 5.000%, 11/15/22
No Opt. Call N/R 9,687,910
9,825 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23
No Opt. Call N/R 10,065,319
6,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-1, 5.000%, 11/15/43
11/30 at 100.00 A3 6,631,440
6,725 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2021A-1, 4.000%, 11/15/44
5/31 at 100.00 A3 6,896,017
965 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%,
11/15/24
No Opt. Call A3 1,032,984
2,380 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E, 5.000%,
11/15/33
11/30 at 100.00 A3 2,674,239
15,990 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2012F, 5.000%, 11/15/30
11/22 at 100.00 A3 16,297,488
1,195 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2016D, 5.000%, 11/15/29
11/26 at 100.00 N/R 1,310,210
7,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015A-1, 5.000%, 11/15/36
5/25 at 100.00 A3 7,442,330
12,300 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2021A-2, 4.000%, 11/15/42
5/31 at 100.00 A3 12,648,090
Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project,
Series 2019:
1,655 4.000%, 1/01/30 1/26 at 103.00 N/R 1,616,107
1,910 5.000%, 1/01/40 1/26 at 103.00 N/R 1,870,253
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014:
1,525 5.000%, 7/01/28 7/24 at 100.00 A- 1,617,506
1,000 5.000%, 7/01/29 7/24 at 100.00 A- 1,059,990

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014B:
$ 655 5.000%, 7/01/30 7/24 at 100.00 A- $ 693,698
2,455 5.000%, 7/01/32 7/24 at 100.00 A- 2,595,082
7,610 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A,
1.125%, 5/01/60, (Mandatory Put 11/01/24)
5/22 at 100.00 AA+ 7,389,310
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
2,125 4.000%, 1/01/32 - AGM Insured 1/31 at 100.00 AA 2,303,117
1,650 3.000%, 1/01/33 - AGM Insured 1/31 at 100.00 AA 1,604,295
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/Green
Bond Series 2018I:
900 3.625%, 11/01/33 11/27 at 100.00 Aa2 924,039
2,000 3.875%, 11/01/38 11/27 at 100.00 Aa2 2,065,940
4,355 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Green Bond Series 2019D, 2.050%,
5/01/23
4/22 at 100.00 Aa2 4,355,523
2,335 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J,
0.750%, 5/01/25
7/22 at 100.00 Aa2 2,216,709
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/
Sustainability Series 2019P:
2,040 2.600%, 11/01/34 5/28 at 100.00 Aa2 1,910,766
10,105 2.850%, 11/01/39 5/28 at 100.00 Aa2 9,443,628
8,845 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.850%, 11/01/39
5/28 at 100.00 Aa2 9,039,413
18,955 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.300%, 11/01/40
5/29 at 100.00 Aa2 15,944,377
2,600 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Series 2019E, 2.125%, 11/01/23
4/22 at 100.00 Aa2 2,614,248
11,855 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 3.000%, 10/01/39
10/28 at 100.00 Aa1 11,546,414
10,175 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.300%, 10/01/40
10/29 at 100.00 Aa1 8,753,451
6,000 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.300%, 10/01/40
10/29 at 100.00 Aa1 5,161,740
21,935 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 231, 2.400%, 10/01/41
4/30 at 100.00 Aa1 19,009,748
5,550 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 233, 2.200%, 4/01/36
4/30 at 100.00 Aa1 4,907,143
12,255 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.450%, 10/01/41
10/30 at 100.00 N/R 10,708,051
6,680 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/26
No Opt. Call AA+ 7,401,774

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
150
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A:
$ 1,440 5.000%, 7/01/30, (AMT) 7/24 at 100.00 BBB $ 1,522,958
2,045 4.000%, 7/01/32, (AMT) 7/24 at 100.00 BBB 2,106,943
8,075 4.000%, 7/01/33, (AMT) 7/24 at 100.00 BBB 8,313,455
9,785 5.000%, 7/01/34, (AMT) 7/24 at 100.00 BBB 10,281,589
12,615 5.000%, 7/01/41, (AMT) 7/24 at 100.00 BBB 13,200,462
2,690 4.000%, 7/01/46 - AGM Insured, (AMT) 7/24 at 100.00 AA 2,756,443
50,000 5.000%, 7/01/46, (AMT) 7/24 at 100.00 BBB 52,424,500
2,090 New York Transportation Development Corporation, New York, Special
Facility Revenue Refunding Bonds, Terminal One Group Association, L.P.
Project, Series 2015, 5.000%, 1/01/23, (AMT)
No Opt. Call BBB 2,133,660
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2018:
15,520 4.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa3 15,874,166
2,000 5.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa3 2,176,440
10,300 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25
12/23 at 100.00 Aa3 10,841,883
Revenue Bond Certificate Series Trust:
13,164 2.500%, 2/01/42, (Mandatory Put 11/22/22), 144A No Opt. Call AA+ 13,234,556
24,449 2.500%, 3/01/46, (Mandatory Put 11/22/22), 144A No Opt. Call AA+ 24,523,578
Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long
Island Obligated Group Project, Series 2014:
2,435 5.000%, 7/01/28 7/24 at 100.00 A- 2,582,707
2,695 5.000%, 7/01/29 7/24 at 100.00 A- 2,856,673
4,200 5.000%, 7/01/30 7/24 at 100.00 A- 4,448,136
2,100 5.000%, 7/01/31 7/24 at 100.00 A- 2,221,716
1,335 5.000%, 7/01/32 7/24 at 100.00 A- 1,411,175
3,080 5.000%, 7/01/33 7/24 at 100.00 A- 3,252,265
19,770 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/01/25
No Opt. Call A1 21,764,398
Troy Capital Resource Corporation, New York,  Revenue
Bonds, Rensselaer Polytechnic Institute, Refunding Series
2020A. Forward Delivery:
1,200 5.000%, 9/01/23 No Opt. Call A3 1,253,160
1,835 5.000%, 9/01/24 No Opt. Call A3 1,957,505
2,000 5.000%, 9/01/25 No Opt. Call A3 2,179,280
20,135 Utility Debt Securitization Authority, New York, Restructuring Bonds,
Refunding Series 2015, 5.000%, 12/15/34
12/25 at 100.00 AAA 22,206,891
11,465 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv,
Series 2021B-EFRB, 3.600%, 7/01/29
No Opt. Call N/R 10,954,005
9,175 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv,
Series 2021C-EFRB, 3.200%, 7/01/28, 144A
No Opt. Call N/R 8,786,072
618,693 Total New York 627,900,603
North Carolina - 0.7%
Alamance County, North Carolina, General Obligation
Bonds, Public Improvement Series 2021:
7,515 5.000%, 5/01/26 No Opt. Call AA 8,390,798
7,410 5.000%, 5/01/28 No Opt. Call AA 8,589,524

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
$ 2,395 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call BBB $ 2,306,289
3,440 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.625%, 7/01/39
7/28 at 100.00 AA+ 3,117,191
5,135 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40
1/29 at 100.00 AA+ 4,716,035
12,735 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.300%, 7/01/41
7/30 at 100.00 AA+ 10,807,048
11,625 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Series 2015C, 5.000%, 1/01/29
1/26 at 100.00 A 12,733,328
13,610 North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%,
5/01/26
No Opt. Call AA+ 15,213,122
63,865 Total North Carolina 65,873,335
North Dakota - 0.8%
5,395 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
11/22 at 100.00 Aa3 5,160,048
Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A:
1,250 4.000%, 5/01/26 5/25 at 100.00 Aa2 1,321,850
1,320 4.000%, 5/01/27 5/25 at 100.00 Aa2 1,395,069
1,385 4.000%, 5/01/28 5/25 at 100.00 Aa2 1,459,942
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021:
1,750 5.000%, 12/01/29 No Opt. Call Baa2 2,016,962
1,765 5.000%, 12/01/30 No Opt. Call Baa2 2,053,613
2,975 5.000%, 12/01/32 12/31 at 100.00 Baa2 3,438,237
3,875 5.000%, 12/01/33 12/31 at 100.00 Baa2 4,471,053
4,675 5.000%, 12/01/34 12/31 at 100.00 Baa2 5,386,956
Horace, Cass County, North Dakota, General Obligation
Bonds, Refunding Improvement Series 2021:
500 3.000%, 5/01/33 5/27 at 100.00 Baa2 493,480
500 3.000%, 5/01/36 5/27 at 100.00 Baa2 478,970
3,440 3.000%, 5/01/46 5/27 at 100.00 Baa2 3,003,739
2,760 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2019C, 3.200%, 7/01/39
7/28 at 100.00 Aa1 2,743,467
2,450 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020A, 3.000%, 7/01/40
7/29 at 100.00 Aa1 2,360,624
4,820 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020B, 2.350%, 7/01/40
1/30 at 100.00 Aa1 4,185,929
6,900 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 Aa1 5,868,519
10,000 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2021B, 2.450%, 7/01/41
1/31 at 100.00 N/R 8,749,000

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
152
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C:
$ 3,785 5.000%, 6/01/28 No Opt. Call BBB- $ 4,293,704
3,000 5.000%, 6/01/29 6/28 at 100.00 BBB- 3,384,120
1,260 5.000%, 6/01/31 6/28 at 100.00 BBB- 1,406,399
3,480 5.000%, 6/01/34 6/28 at 100.00 BBB- 3,870,734
13,280 5.000%, 6/01/38 6/28 at 100.00 BBB- 14,720,482
80,565 Total North Dakota 82,262,897
Ohio - 3.3%
1,925 Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health
Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33,
(Pre-refunded 5/01/22)
5/22 at 100.00 AA- (4) 1,931,006
American Municipal Power Inc., Ohio, Fremont Energy
Center Revenue Bonds, Refunding Series 2021A:
2,750 5.000%, 2/15/33 2/31 at 100.00 N/R 3,265,735
4,155 5.000%, 2/15/34 2/31 at 100.00 N/R 4,923,675
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
2,085 5.000%, 6/01/27 No Opt. Call A 2,303,592
14,890 5.000%, 6/01/28 No Opt. Call A 16,643,446
13,705 5.000%, 6/01/29 No Opt. Call A 15,472,671
15,745 5.000%, 6/01/30 No Opt. Call A 17,922,376
11,595 5.000%, 6/01/31 6/30 at 100.00 A- 13,150,701
6,905 5.000%, 6/01/32 6/30 at 100.00 A- 7,814,389
7,265 5.000%, 6/01/33 6/30 at 100.00 A- 8,212,356
3,200 5.000%, 6/01/34 6/30 at 100.00 A- 3,613,728
5,135 5.000%, 6/01/35 6/30 at 100.00 A- 5,788,788
1,220 5.000%, 6/01/36 6/30 at 100.00 A- 1,373,110
4,075 4.000%, 6/01/37 6/30 at 100.00 A- 4,259,475
7,855 4.000%, 6/01/38 6/30 at 100.00 A- 8,193,708
155 4.000%, 6/01/39 6/30 at 100.00 A- 161,403
7,110 3.000%, 6/01/48 6/30 at 100.00 BBB+ 5,743,671
1,620 4.000%, 6/01/48 6/30 at 100.00 BBB+ 1,626,642
8,975 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 9,346,475
Cleveland, Ohio, Airport System Revenue Bonds,
Refunding Series 2016A:
1,590 5.000%, 1/01/28 - AGM Insured 1/25 at 100.00 AA 1,712,096
2,230 5.000%, 1/01/29 - AGM Insured 1/25 at 100.00 AA 2,400,617
2,060 5.000%, 1/01/30 - AGM Insured 1/25 at 100.00 AA 2,212,481
1,810 5.000%, 1/01/31 - AGM Insured 1/25 at 100.00 AA 1,938,963
10 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/30
10/28 at 100.00 AAA 11,709
10,170 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2019A, 5.000%, 4/01/27
No Opt. Call AAA 11,585,156
8,510 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2021A, 5.000%, 4/01/27
No Opt. Call AAA 9,694,167
4,185 Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019,
5.000%, 8/01/49, (Mandatory Put 2/01/25)
11/24 at 100.68 Aa2 4,477,448
1,080 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding &
Improvement  Series 2021, 3.000%, 8/01/40
2/31 at 100.00 A+ 1,003,212

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 7,490 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
2/23 at 100.00 BB+ $ 7,662,644
965 New Albany Community Authority, Ohio, Community Facilities Revenue
Refunding Bonds, Series 2012C, 5.000%, 10/01/22
No Opt. Call Aa3 982,544
2,940 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 3,675
1,400 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23
No Opt. Call N/R 1,750
7,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call N/R 6,529,460
28,740 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (6)
No Opt. Call N/R 35,925
915 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010A, 3.125%, 7/01/33 (6)
No Opt. Call N/R 1,144
3,610 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B,
3.625%, 12/01/33 (6)
No Opt. Call N/R 4,513
250 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C,
3.950%, 11/01/32 (6)
No Opt. Call N/R 312
1,020 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.375%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R 1,022,652
14,735 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+ 14,594,870
20,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005C, 2.100%,
4/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+ 19,824,657
25,825 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007A, 2.500%,
8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+ 25,295,587
16,850 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007B, 2.500%,
11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+ 16,504,575
12,040 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014B, 2.600%,
6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 BBB+ 12,070,100
6,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014D, 1.900%,
5/01/26, (Mandatory Put 10/01/24)
No Opt. Call BBB+ 5,936,083
565 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call N/R 591,301
5,025 Ohio Higher Educational Facility Commission, Revenue Bonds, Case
Western Reserve University Project, Series 2019C, 1.625%, 12/01/34,
(Mandatory Put 12/01/26)
6/26 at 100.00 AA- 4,876,813

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
154
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,340 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/37
1/30 at 100.00 A3 $ 1,476,734
2,265 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39
9/28 at 100.00 Aaa 2,206,201
3,440 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40
3/29 at 100.00 Aaa 3,333,807
1,525 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40
9/29 at 100.00 Aaa 1,335,381
3,830 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.250%, 9/01/41
3/30 at 100.00 Aaa 3,239,146
4,990 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 N/R 4,297,188
1,570 Ohio State, General Obligation Bonds, Common Schools Series 2021A,
5.000%, 6/15/26
No Opt. Call AA+ 1,757,788
8,820 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Refunding Series 2016A, 5.000%, 1/15/41
1/26 at 100.00 A 9,578,696
5,220 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory Put
1/15/25)
1/25 at 100.00 A 5,621,575
Ohio State, Major New State Infrastructure Project Revenue
Bonds, Series 2021-1A:
1,205 5.000%, 12/15/27 No Opt. Call AA 1,391,028
1,250 5.000%, 12/15/28 No Opt. Call AA 1,469,250
3,855 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (6)
No Opt. Call N/R 4,819
8,500 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (6)
No Opt. Call N/R 10,625
8,645 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (6)
No Opt. Call N/R 10,806
1,945 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R 2,431
2,355 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2006B, 4.000%, 12/01/33 (6)
No Opt. Call N/R 2,944
3,900 Toledo-Lucas County Port Authority, Ohio, Development Revenue Bonds,
Northwest Ohio Bond Fund, HB Magruder Memorial Hospital Project,
Series 2021F, 2.250%, 11/15/36
5/28 at 100.00 N/R 3,256,305
1,640 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 5.375%, 3/01/27
3/25 at 100.00 N/R 1,709,044
373,705 Total Ohio 323,425,169
Oklahoma - 2.2%
1,060 Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Refunding Series
2020, 4.000%, 12/01/28
No Opt. Call A 1,166,562

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020:
$ 1,775 2.000%, 9/01/28 No Opt. Call A $ 1,686,836
1,850 2.000%, 9/01/29 No Opt. Call A 1,737,002
1,800 2.750%, 9/01/30 No Opt. Call A 1,806,336
1,790 2.750%, 9/01/31 9/30 at 100.00 A 1,791,396
265 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series
2017, 4.000%, 9/01/24
No Opt. Call AA- 277,585
Carter County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Plainview
Public Schools Project, Series 2021A:
740 4.000%, 12/01/33 12/31 at 100.00 A+ 819,246
1,670 4.000%, 12/01/34 12/31 at 100.00 A+ 1,843,313
1,570 4.000%, 12/01/35 12/31 at 100.00 A+ 1,728,193
Cleveland County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Moore Public Schools Project, Series 2016:
7,590 5.000%, 6/01/22 No Opt. Call A+ 7,638,273
3,090 5.000%, 6/01/23 No Opt. Call A+ 3,207,018
Cleveland County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Moore Public Schools Project, Series 2021:
2,200 4.000%, 6/01/28 No Opt. Call Aa3 2,408,032
2,020 4.000%, 6/01/29 No Opt. Call Aa3 2,226,242
6,000 4.000%, 6/01/30 No Opt. Call Aa3 6,645,840
15,150 4.000%, 6/01/31 No Opt. Call Aa3 16,863,162
Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore
Norman Technology Center Project, Series 2021:
910 4.000%, 5/01/27 No Opt. Call N/R 983,264
945 4.000%, 5/01/28 No Opt. Call N/R 1,027,347
960 4.000%, 5/01/29 No Opt. Call N/R 1,053,350
875 4.000%, 5/01/30 No Opt. Call N/R 967,916
690 4.000%, 5/01/31 No Opt. Call N/R 769,281
930 4.000%, 5/01/32 5/31 at 100.00 N/R 1,034,281
800 4.000%, 5/01/33 5/31 at 100.00 N/R 887,952
900 4.000%, 5/01/34 5/31 at 100.00 N/R 995,265
1,070 4.000%, 5/01/35 5/31 at 100.00 N/R 1,179,975
Comanche County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Elgin Public Schools Project, Series 2017A:
1,470 5.000%, 12/01/28 12/27 at 100.00 A 1,678,902
1,410 5.000%, 12/01/31 12/27 at 100.00 A 1,599,955
Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A:
3,165 5.000%, 9/01/30 9/26 at 100.00 A 3,509,542
5,290 5.000%, 9/01/31 9/26 at 100.00 A 5,861,161
3,150 Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Wynnewood Public Schools Project, Series 2018, 3.625%,
9/01/36
9/28 at 100.00 A- 3,228,309

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
156
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-
Pocasset Public Schools Project, Series 2019:
$ 1,365 4.000%, 9/01/32 9/29 at 100.00 A $ 1,490,757
1,485 4.000%, 9/01/34 9/29 at 100.00 A 1,617,596
1,000 4.000%, 9/01/36 9/29 at 100.00 A 1,087,260
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019:
1,880 4.000%, 9/01/32 9/29 at 100.00 A+ 2,059,841
1,555 4.000%, 9/01/33 9/29 at 100.00 A+ 1,701,232
1,460 4.000%, 9/01/34 9/29 at 100.00 A+ 1,595,488
Lincoln County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Stroud Public Schools Project, Series
2016:
2,115 5.000%, 9/01/22 No Opt. Call A 2,146,302
1,000 5.000%, 9/01/23 No Opt. Call A 1,042,300
1,870 5.000%, 9/01/24 No Opt. Call A 1,984,855
2,490 5.000%, 9/01/26 No Opt. Call A 2,754,463
Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021:
890 4.000%, 12/01/33 12/31 at 100.00 A- 972,654
920 4.000%, 12/01/34 12/31 at 100.00 A- 1,004,060
960 4.000%, 12/01/35 12/31 at 100.00 A- 1,045,690
McClain County Economic Development Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Purcell Public Schools Project, Series 2018:
1,280 5.000%, 9/01/30 9/28 at 100.00 A 1,477,978
1,565 5.000%, 9/01/34 9/28 at 100.00 A 1,795,947
6,140 Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021,
2.000%, 3/01/25
No Opt. Call AAA 6,149,885
Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B:
6,250 5.000%, 8/15/33 8/28 at 100.00 Baa3 6,686,438
16,580 5.000%, 8/15/38 8/28 at 100.00 Baa3 17,700,642
3,205 Oklahoma Development Finance Authority, Limited Obligation Revenue
Bonds, Gilcrease Expressway West Project, Series 2020, 1.625%,
7/06/23, (AMT)
6/22 at 100.00 Baa2 3,178,366
1,205 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2019A, 3.000%, 9/01/39
3/28 at 100.00 Aaa 1,209,519
1,280 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 3.000%, 9/01/40
3/29 at 100.00 Aaa 1,281,805
Pontotoc County Educational Facilities Authority,
Oklahoma, Facilities Lease Revenue Bonds, Ada Public
Schools Project, Series 2014:
750 5.000%, 9/01/22 No Opt. Call A- 761,160
500 3.000%, 9/01/23 No Opt. Call A- 507,330
630 5.000%, 9/01/24 No Opt. Call A- 668,090
1,505 5.000%, 9/01/25 No Opt. Call A- 1,628,064
Pontotoc County Educational Facilities Authority,
Oklahoma, Facilities Lease Revenue Bonds, Ada Public
Schools Project, Series 2021:
430 4.000%, 9/01/29 No Opt. Call N/R 463,385
400 4.000%, 9/01/30 No Opt. Call N/R 432,840
985 4.000%, 9/01/31 No Opt. Call N/R 1,070,301

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 3,210 Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue
Bonds, Series 2013A, 5.625%, 6/01/38, (Pre-refunded 6/01/23), (AMT)
6/23 at 100.00 AA (4) $ 3,347,292
7,800 Tulsa County Independent School District 001 Tulsa, Oklahoma, General
Obligation Bonds, Combined Purpose Series 2022A, 2.000%, 3/01/27
No Opt. Call N/R 7,648,836
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020:
1,540 2.000%, 9/01/27 No Opt. Call A- 1,474,920
1,605 2.000%, 9/01/28 No Opt. Call A- 1,515,008
1,670 2.000%, 9/01/29 No Opt. Call A- 1,551,630
3,150 2.000%, 9/01/30 No Opt. Call A- 2,877,493
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public
Schools Project, Series 2016:
3,840 5.000%, 9/01/25 9/23 at 100.00 AA- 4,009,574
10,755 5.000%, 9/01/26 9/23 at 100.00 AA- 11,229,941
1,690 Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A,
5.000%, 9/01/29
No Opt. Call AA- 1,988,995
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public
Schools Project, Series 2021A:
2,420 4.000%, 9/01/30 No Opt. Call N/R 2,671,898
3,620 4.000%, 9/01/31 No Opt. Call N/R 4,024,716
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jenks Public Schools
Project, Series 2015:
6,205 5.000%, 9/01/25 No Opt. Call AA- 6,814,766
9,830 5.000%, 9/01/26 9/25 at 100.00 AA- 10,761,982
2,580 Washington County Rural Water District 3, Oklahoma, Revenue Bonds,
Refunding & Capital improvement Series 2020, 3.000%, 9/15/35
3/28 at 100.00 A+ 2,608,019
Weatherford Industrial Trust Educational, Oklahoma,
Facilities Lease Revenue Bonds, Weatherford Public
Schools Project, Series 2019:
2,050 5.000%, 3/01/29 No Opt. Call A- 2,342,125
1,695 5.000%, 3/01/31 3/29 at 100.00 A- 1,963,878
2,500 5.000%, 3/01/33 3/29 at 100.00 A- 2,887,975
198,990 Total Oklahoma 211,854,832
Oregon - 0.8%
5,000 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/35
6/27 at 100.00 AA+ 5,652,500
1,760 Benton and Linn Counties District School District 509J Corvallis, Oregon,
General Obligation Bonds, Series 2018A, 5.000%, 6/15/38
6/28 at 100.00 AA+ 2,035,845
1,200 Clackamas Community College District, Oregon, General Obligation
Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40
6/27 at 100.00 Aa1 1,350,960
1,475 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020B-1, 3.250%, 11/15/25
4/22 at 100.00 N/R 1,475,074
Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A:
1,665 0.000%, 6/15/34 6/28 at 79.31 AA+ 1,114,252
1,510 0.000%, 6/15/35 6/28 at 75.58 AA+ 960,843
1,000 0.000%, 6/15/37 6/28 at 69.16 AA+ 582,390
2,050 0.000%, 6/15/39 6/28 at 63.17 AA+ 1,088,263

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
158
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
$ 1,770 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Adventist Health System/West, Refunding Variable Rate Series 2019,
5.000%, 3/01/40, (Mandatory Put 3/01/25)
9/24 at 100.00 A+ $ 1,878,713
2,250 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021B-1,
1.200%, 6/01/28
6/23 at 100.00 BB+ 1,997,910
2,790 Multnomah-Clackamas Counties School District 10JT Greham-Barlow,
Oregon, General Obligation Bonds, Deferred interest Series 2019A,
0.000%, 6/15/38
6/29 at 72.47 Aa1 1,614,182
2,175 Oregon Housing and Community Services Department, Mortgage
Revenue Bonds, Single-Family Mortgage Program, Series 2017D,
3.450%, 1/01/38
1/27 at 100.00 Aa2 2,194,336
3,730 Oregon Housing and Community Services Department, Mortgage
Revenue Bonds, Single-Family Mortgage Program, Series 2018C,
3.900%, 7/01/38
7/27 at 100.00 Aa2 3,796,469
7,625 Oregon Housing and Community Services Department, Mortgage
Revenue Bonds, Single-Family Mortgage Program, Series 2019A,
2.650%, 7/01/39
7/28 at 100.00 Aa2 7,272,115
7,420 Oregon Housing and Community Services Department, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 Aa2 6,282,291
15,995 Oregon State Business Development Commission, Recovery Zone Facility
Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%,
12/01/40, (Mandatory Put 8/14/23)
No Opt. Call A+ 16,065,858
11,455 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38, (Pre-refunded
11/15/23)
11/23 at 100.00 AAA (4) 12,047,796
3,325 Oregon State, General Obligation Bonds, Veterans Welfare Series 108 of
2021O, 2.600%, 12/01/42
12/30 at 100.00 N/R 2,936,075
Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Healthl Project, Refunding Series 2016A:
3,425 5.000%, 5/15/32 5/26 at 100.00 AA- 3,757,841
1,925 5.000%, 5/15/33 5/26 at 100.00 AA- 2,109,704
79,545 Total Oregon 76,213,417
Pennsylvania - 5.1%
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A:
1,000 5.000%, 4/01/36 4/28 at 100.00 A 1,121,400
10,060 4.000%, 4/01/37 4/28 at 100.00 A 10,606,962
6,050 4.000%, 4/01/38 4/28 at 100.00 A 6,371,497
13,810 4.000%, 4/01/44 4/28 at 100.00 A 14,431,864
Allegheny County, Pennsylvania, General Obligation
Bonds, Series C69-C70 of 2012:
1,005 5.000%, 12/01/25, (Pre-refunded 12/01/22) 12/22 at 100.00 AA- (4) 1,029,341
4,105 5.000%, 12/01/37, (Pre-refunded 12/01/22) 12/22 at 100.00 AA- (4) 4,204,423
1,525 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/28, 144A
No Opt. Call Ba3 1,682,289
1,200 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (6)
No Opt. Call N/R 1,500
7,770 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (6)
No Opt. Call N/R 9,713

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 2,880 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (6)
No Opt. Call N/R $ 3,600
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
1,670 4.000%, 11/01/33 11/27 at 100.00 BB- 1,670,852
2,410 4.000%, 11/01/38 11/27 at 100.00 BB- 2,340,544
8,825 4.000%, 11/01/39 11/27 at 100.00 BB- 8,537,128
635 3.750%, 11/01/42 11/27 at 100.00 BB- 558,120
3,645 4.000%, 11/01/47 11/27 at 100.00 BB- 3,174,358
8,430 5.000%, 11/01/47 11/27 at 100.00 BB- 8,639,654
8,575 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-2, 5.000%, 2/01/40, (Mandatory Put
2/01/27)
8/26 at 101.63 BB- 8,963,962
10,925 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put
2/01/30)
8/29 at 101.50 BB- 11,564,222
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/27
No Opt. Call A+ 1,134,780
3,590 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 3,578,620
Commonwealth Financing Authority, Pennslyvania,
Revenue Bonds, Refunding Forward Delivery Series 2020A:
2,010 5.000%, 6/01/28 No Opt. Call A1 2,317,188
1,760 5.000%, 6/01/29 No Opt. Call A1 2,062,210
46,005 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured
6/28 at 100.00 AA 48,294,209
6,915 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%,
4/01/43, (Mandatory Put 2/15/27)
8/26 at 100.00 AA- 7,728,066
11,995 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020C, 5.000%,
4/01/43, (Mandatory Put 4/01/30)
10/29 at 100.00 AA- 14,036,309
Indiana County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Indiana Regional Medical Center, Series
2014A:
410 5.000%, 6/01/22 No Opt. Call Ba3 411,845
790 5.000%, 6/01/24 6/23 at 100.00 Ba3 806,788
525 5.000%, 6/01/25 6/23 at 100.00 Ba3 535,794
370 5.125%, 6/01/26 6/23 at 100.00 Ba3 377,929
460 5.375%, 6/01/28 6/23 at 100.00 Ba3 470,465
12,575 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016A, 1.800%, 9/01/29, (Mandatory Put 9/01/22)
No Opt. Call A1 12,581,539
10,520 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016B, 1.800%, 2/15/27, (Mandatory Put 8/15/22)
No Opt. Call A1 10,524,629
11,890 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 11,976,559

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
160
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, AICUP Financing
Program, Gwynedd Mercy University, Variable Rate Series
2017V-1B:
$ 960 4.000%, 5/01/36, (Mandatory Put 5/01/22) No Opt. Call BBB $ 961,622
1,055 4.000%, 5/01/36, (Mandatory Put 5/01/23) No Opt. Call BBB 1,071,996
8,285 North Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019, 4.000%, 5/01/44
5/29 at 100.00 AA 8,853,682
4,055 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (6)
No Opt. Call N/R 5,069
3,455 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (6)
No Opt. Call N/R 4,319
Pennsylvania Economic Development Financing Authority,
Parking System Revenue Bonds, Capitol Region Parking
System, Junior Guaranteed Series 2013B:
1,975 5.500%, 1/01/25 1/24 at 100.00 AA 2,095,198
2,290 5.500%, 1/01/26 1/24 at 100.00 AA 2,428,156
2,265 5.500%, 1/01/27 1/24 at 100.00 AA 2,398,839
Pennsylvania Economic Development Financing Authority,
Parking System Revenue Bonds, Capitol Region Parking
System, Junior Insured Series 2013C:
515 5.500%, 1/01/25 - AGM Insured 1/24 at 100.00 AA 546,343
1,110 5.500%, 1/01/26 - AGM Insured 1/24 at 100.00 AA 1,176,966
2,505 5.500%, 1/01/28 - AGM Insured 1/24 at 100.00 AA 2,649,037
2,050 5.500%, 1/01/29 - AGM Insured 1/24 at 100.00 AA 2,167,875
1,255 5.500%, 1/01/31 - AGM Insured 1/24 at 100.00 AA 1,327,828
3,000 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 12/31/34, (AMT)
6/26 at 100.00 BBB 3,200,160
1,250 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009,
0.950%, 12/01/33, (Mandatory Put 12/01/26)
No Opt. Call A- 1,151,713
2,685 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2017A, 0.580%, 8/01/37, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A- 2,565,142
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, LaSalle University, Series 2012:
1,320 5.000%, 5/01/27 11/22 at 100.00 BB+ 1,330,679
10,850 5.000%, 5/01/42 11/22 at 100.00 BB+ 10,892,640
1,155 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 3.000%, 7/15/39
7/31 at 100.00 A- 1,053,048
19,900 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.100%, 10/01/36
10/25 at 100.00 AA+ 19,936,616
8,985 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.100%, 10/01/36
10/25 at 100.00 AA+ 9,001,532
6,605 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128B, 3.500%, 10/01/34
10/27 at 100.00 AA+ 6,732,410
4,880 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-131A, 3.000%, 10/01/39
4/29 at 100.00 AA+ 4,627,021
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2020-133:
2,330 2.125%, 10/01/35 10/29 at 100.00 AA+ 2,074,003
8,840 2.350%, 10/01/40 10/29 at 100.00 AA+ 7,555,106

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 15,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.450%, 10/01/41
4/31 at 100.00 N/R $ 12,911,250
10,000 Pennsylvania State, General Obligation Bonds, First Series 2021, 5.000%,
5/15/26
No Opt. Call Aa3 11,162,600
Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A:
2,095 4.500%, 12/01/34 12/26 at 100.00 AA- 2,250,784
5,000 4.750%, 12/01/37 12/26 at 100.00 AA- 5,446,600
16,150 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A 19,559,265
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Series 2019. Forward Delivery:
4,665 5.000%, 12/01/24 No Opt. Call A1 5,033,442
5,190 5.000%, 12/01/25 No Opt. Call A1 5,732,407
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Second Series 2016B-2:
5,955 5.000%, 6/01/25 No Opt. Call A3 6,454,505
2,890 5.000%, 6/01/29 6/26 at 100.00 A3 3,186,688
22,155 5.000%, 6/01/35 6/26 at 100.00 A3 24,181,518
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Second Series 2017:
2,960 5.000%, 12/01/29 12/27 at 100.00 A3 3,350,424
3,240 5.000%, 12/01/31 12/27 at 100.00 A3 3,647,300
5,390 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Series 2016A, 5.000%, 12/01/36
12/26 at 100.00 A3 5,949,913
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Third Series 2017:
3,635 5.000%, 12/01/31 12/27 at 100.00 A3 4,091,956
2,250 5.000%, 12/01/32 12/27 at 100.00 A3 2,532,847
2,000 4.000%, 12/01/36 12/27 at 100.00 A3 2,132,700
12,140 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/24
No Opt. Call A+ 13,098,817
1,105 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2016A-1, 5.000%, 12/01/28
6/26 at 100.00 A1 1,225,832
3,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2017A-1, 5.000%, 12/01/36
12/27 at 100.00 A1 3,416,070
7,445 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors
Program, Refunding Series 2016A, 5.000%, 12/01/29
12/25 at 100.00 A 8,170,664
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series
2017:
1,835 5.000%, 5/01/31 11/27 at 100.00 BB+ 1,895,243
2,060 5.000%, 5/01/33 11/27 at 100.00 BB+ 2,119,411
1,165 5.000%, 5/01/34 11/27 at 100.00 BB+ 1,197,445
3,000 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Refunding Series 2020. Forward Delivery, 5.000%, 9/01/22
No Opt. Call A+ 3,046,140
5,450 Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds,
Guthrie Healthcare System, Series 2007, 1.130%, 12/01/24 (3-Month
LIBOR*0.67% reference rate + 0.780% spread) (5)
5/22 at 100.00 A+ 5,442,751
4,090 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/26
5/24 at 100.00 BB+ 4,207,587

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
162
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 1,990 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call BB+ $ 1,967,473
Southcentral Pennsylvania General Authority, Revenue
Bonds, Hanover Hospital Inc., Series 2013:
1,625 5.000%, 12/01/22 No Opt. Call A 1,661,871
1,705 5.000%, 12/01/23 6/23 at 100.00 A 1,763,925
1,795 5.000%, 12/01/24 6/23 at 100.00 A 1,855,617
20,000 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26
2/26 at 100.00 AA+ 21,388,800
3,120 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 BBB+ 2,957,417
2,115 Wilson School District, Berks County, Pennsylvania, General Obligation
Bonds, Series 2021B, 4.000%, 5/15/29
No Opt. Call AA 2,356,385
Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Series 2021C:
2,340 4.000%, 5/15/29 No Opt. Call AA 2,605,426
2,395 4.000%, 5/15/30 5/29 at 100.00 AA 2,679,239
2,160 4.000%, 5/15/31 5/29 at 100.00 AA 2,405,225
498,020 Total Pennsylvania 500,640,896
Puerto Rico - 2.7%
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
4,750 5.000%, 7/01/28, 144A (WI/DD, Settling 6/15/22) No Opt. Call N/R 5,255,685
6,800 5.000%, 7/01/29, 144A (WI/DD, Settling 6/15/22) No Opt. Call N/R 7,596,348
3,030 5.000%, 7/01/33, 144A (WI/DD, Settling 6/15/22) 7/32 at 100.00 N/R 3,451,140
350 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/33, 144A
7/31 at 100.00 N/R 397,376
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
11,705 5.000%, 7/01/24, 144A No Opt. Call N/R 12,281,120
5,625 5.000%, 7/01/25, 144A No Opt. Call N/R 6,005,981
14,515 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R 16,479,750
5,350 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 6,026,615
5,575 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 5,736,787
7,590 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 8,101,262
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Senior Lien Series 2012A:
80 5.250%, 7/01/24 7/22 at 100.00 CCC 80,767
1,290 5.000%, 7/01/33 7/22 at 100.00 CCC 1,301,597
360 5.125%, 7/01/37 7/22 at 100.00 CCC 363,344
1,845 5.250%, 7/01/42 7/22 at 100.00 CCC 1,862,694

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 1,186 0.000%, 7/01/24 No Opt. Call N/R $ 1,113,239
15,217 0.000%, 7/01/27 No Opt. Call N/R 13,040,665
33,697 0.000%, 7/01/29 7/28 at 98.64 N/R 26,904,696
31,417 0.000%, 7/01/31 7/28 at 91.88 N/R 23,293,192
60,757 0.000%, 7/01/33 7/28 at 86.06 N/R 41,529,232
7,191 4.500%, 7/01/34 7/25 at 100.00 N/R 7,533,939
12 0.000%, 7/01/51 7/28 at 30.01 N/R 2,671
961 4.750%, 7/01/53 7/28 at 100.00 N/R 1,010,655
23 5.000%, 7/01/58 7/28 at 100.00 N/R 24,511
4,743 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 4.500%, 7/01/34
7/25 at 100.00 N/R 4,969,194
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2:
22,111 4.329%, 7/01/40 7/28 at 100.00 N/R 22,944,142
24,562 4.329%, 7/01/40 7/28 at 100.00 N/R 25,470,057
3,712 4.784%, 7/01/58 7/28 at 100.00 N/R 3,911,780
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
2,033 5.375%, 7/01/25 No Opt. Call N/R 2,146,807
8,980 5.625%, 7/01/27 No Opt. Call N/R 9,818,553
1,376 5.625%, 7/01/29 No Opt. Call N/R 1,537,267
2,000 5.750%, 7/01/31 No Opt. Call N/R 2,282,980
1,170 4.000%, 7/01/33 7/31 at 103.00 N/R 1,145,231
3,000 4.000%, 7/01/35 7/31 at 103.00 N/R 2,903,790
293,013 Total Puerto Rico 266,523,067
Rhode Island - 0.9%
Rhode Island Health and Educational Building Corporation,
Educational Institution Revenue Bonds, St. George's
School, Series 2021:
1,275 5.000%, 10/01/28 No Opt. Call AA- 1,476,489
2,010 4.000%, 10/01/46 10/31 at 100.00 AA- 2,131,826
2,000 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/36
9/26 at 100.00 N/R 2,132,240
Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2021D:
1,260 5.000%, 5/15/27 - BAM Insured No Opt. Call AA 1,438,076
1,065 5.000%, 5/15/29 - BAM Insured No Opt. Call AA 1,254,655
4,350 Rhode Island Health and Educational Building Corporation, Revenue
Bonds, Care New England Health System, Series 2013A, 5.500%,
9/01/28, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R (4) 4,577,157
2,595 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 70, 3.000%, 10/01/39
10/28 at 100.00 AA+ 2,561,732
2,420 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 71, 3.000%, 10/01/39
4/29 at 100.00 AA+ 2,372,931
13,950 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2021 Series 75A, 2.250%, 10/01/41
4/30 at 100.00 AA+ 11,702,097
10,000 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bonds, Series 73-A, 2.300%, 10/01/40
10/29 at 100.00 AA+ 8,602,900

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
164
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Rhode Island (continued)
$ 4,550 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A, 2.550%,
10/01/40
10/29 at 100.00 AA+ $ 4,070,612
136,145 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
4/22 at 16.85 CCC- 22,428,527
Rhode Island, General Obligation Bonds, Consolidated
Capital Development Loan, Series 2021A:
3,855 5.000%, 5/01/25 No Opt. Call AA 4,212,590
4,050 5.000%, 5/01/26 No Opt. Call AA 4,537,174
4,250 5.000%, 5/01/27 No Opt. Call AA 4,855,837
4,465 5.000%, 5/01/28 No Opt. Call AA 5,189,536
198,240 Total Rhode Island 83,544,379
South Carolina - 0.9%
380 Charleston County School District, South Carolina, General Obligation
Bond Anticipation Notes, Sales Tax Projects Phase IV, Series 2021B,
4.000%, 5/11/22
No Opt. Call N/R 381,326
5,780 Greenville Hospital System Board of Trustees, South Carolina, Hospital
Revenue Bonds, Series 2014B, 5.000%, 5/01/34
5/24 at 100.00 A 6,094,490
Lexington County Health Services District, Inc., South
Carolina, Hospital Revenue Bonds, Lexington Medical
Center, Series 2016:
1,055 5.000%, 11/01/34 5/26 at 100.00 A1 1,152,841
1,170 5.000%, 11/01/35 5/26 at 100.00 A1 1,278,506
6,650 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put
2/01/24)
11/23 at 100.30 Aa2 6,849,699
1,000 Patriots Energy Group, South Carolina, Gas System Revenue Bonds,
Improvement and Refunding Series 2021A, 2.250%, 6/01/41
6/31 at 100.00 A2 787,050
2,835 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.900%, 7/01/39
1/29 at 100.00 Aaa 2,742,863
6,000 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.150%, 7/01/40
1/30 at 100.00 Aaa 5,159,400
18,195 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 Aaa 15,168,262
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series
2014A:
1,910 5.000%, 8/01/27 8/24 at 100.00 Baa3 2,001,260
3,925 5.000%, 8/01/32 8/24 at 100.00 Baa3 4,076,662
South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Bon Secours Health System
Obligated Group, Series 2012:
7,595 5.000%, 11/01/27, (Pre-refunded 11/01/22) 11/22 at 100.00 N/R (4) 7,756,698
1,370 5.000%, 11/01/29, (Pre-refunded 11/01/22) 11/22 at 100.00 N/R (4) 1,399,167
3,240 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/31
6/25 at 100.00 A 3,506,458
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series
2020A:
2,860 5.000%, 12/01/31 12/30 at 100.00 A 3,375,658
2,820 5.000%, 12/01/32 12/30 at 100.00 A 3,310,595

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A:
$ 7,885 5.000%, 12/01/29 6/26 at 100.00 A $ 8,699,836
4,325 5.000%, 12/01/31 6/26 at 100.00 A 4,773,675
South Carolina State, General Obligation Bonds, Refunding
State Transportation Infrastructure Series 2021A:
3,185 3.000%, 4/01/26 No Opt. Call Aaa 3,313,737
3,325 3.000%, 4/01/27 No Opt. Call Aaa 3,481,774
1,000 3.000%, 4/01/28 No Opt. Call Aaa 1,051,420
86,505 Total South Carolina 86,361,377
South Dakota - 0.2%
Mitchell School District 17-2, South Dakota, General
Obligation Bonds, Limited Tax Refunding Certificates,
Series 2021:
200 2.000%, 8/01/26 No Opt. Call AA+ 196,762
400 2.000%, 8/01/27 No Opt. Call AA+ 390,500
400 2.000%, 8/01/29 8/27 at 100.00 AA+ 384,644
South Dakota Building Authority, Revenue Bonds, Series
2013B:
715 5.000%, 6/01/22 No Opt. Call AA+ 719,547
1,580 5.000%, 6/01/24, (Pre-refunded 6/01/23) 6/23 at 100.00 AA+ (4) 1,640,957
1,545 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc., Series 2020A, 5.000%, 9/01/27
No Opt. Call AA- 1,760,512
2,410 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Regional Health, Refunding Series 2017, 5.000%, 9/01/31
9/27 at 100.00 AA- 2,688,909
6,500 South Dakota Health and Educational Facilities Authority, Reveune Bonds,
Avera Health, Series 2019A, 5.000%, 7/01/33, (Mandatory Put 7/01/24)
4/24 at 100.00 AA- 6,865,300
3,925 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 2.100%, 11/01/41
5/30 at 100.00 AAA 3,307,676
7,210 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 2.050%, 11/01/41
5/30 at 100.00 AAA 5,884,874
24,885 Total South Dakota 23,839,681
Tennessee - 1.5%
Chattanooga, Tennessee, General Obligation Bonds,
Refunding Series 2021B:
4,650 5.000%, 10/01/26 No Opt. Call N/R 5,259,754
3,240 5.000%, 10/01/27 No Opt. Call N/R 3,737,178
2,265 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/28
10/24 at 100.00 BBB 2,418,499
Knox County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, University Health
System, Inc., Series 2017:
2,895 3.375%, 4/01/26 No Opt. Call BBB 3,008,252
3,250 5.000%, 4/01/29 4/27 at 100.00 BBB 3,610,132
2,500 5.000%, 4/01/30 4/27 at 100.00 BBB 2,770,125
2,725 5.000%, 4/01/31 4/27 at 100.00 BBB 3,013,142
Knox County Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, Covenant
Health, Refunding Series 2012A:
1,390 4.000%, 1/01/23 No Opt. Call A+ 1,415,715
3,180 5.000%, 1/01/23 No Opt. Call A+ 3,262,171
2,110 5.000%, 1/01/24 1/23 at 100.00 A+ 2,157,750

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
166
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Memphis and Shelby County Port Commission, Tennessee,
Port Development Revenue Bonds, Series 2011:
$ 1,480 5.250%, 4/01/23 5/22 at 100.00 AA $ 1,484,070
1,560 5.250%, 4/01/24 5/22 at 100.00 AA 1,565,101
1,240 5.250%, 4/01/25 5/22 at 100.00 AA 1,244,080
8,360 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 A3 9,169,332
Murfreesboro, Tennessee, General Obligation Bonds,
Series 2021:
4,440 5.000%, 6/01/27 No Opt. Call Aa1 5,074,165
4,435 3.000%, 6/01/30 6/29 at 100.00 Aa1 4,585,036
2,420 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 A1 2,567,378
500 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.950%, 7/01/35
1/25 at 100.00 AA+ 507,270
3,680 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-3, 3.750%, 7/01/38
7/27 at 100.00 AA+ 3,736,010
7,220 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-4, 3.900%, 7/01/38
1/28 at 100.00 AA+ 7,370,826
6,855 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.750%, 7/01/39
7/28 at 100.00 AA+ 6,918,340
7,415 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 3.000%, 7/01/39
7/28 at 100.00 AA+ 7,361,612
2,805 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-3, 2.600%, 7/01/39
1/29 at 100.00 AA+ 2,602,507
4,605 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-4, 2.900%, 7/01/39
1/29 at 100.00 AA+ 4,587,271
4,270 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.250%, 7/01/41
7/30 at 100.00 AA+ 3,615,281
7,185 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.250%, 7/01/41
7/30 at 100.00 AA+ 6,083,324
6,915 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.300%, 7/01/41
1/31 at 100.00 N/R 5,859,356
5,000 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 A2 5,167,900
4,300 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Commodity Project,  Series 2021A, 5.000%, 5/01/52, (Mandatory Put
11/01/31)
8/31 at 100.85 A2 4,923,328
27,255 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 4.000%, 5/01/48, (Mandatory Put 5/01/23)
2/23 at 100.43 A2 27,727,874
140,145 Total Tennessee 142,802,779
Texas - 4.5%
Aransas County, Texas, Limited Tax Notes, Series 2021:
1,890 3.000%, 2/15/25 8/22 at 100.00 AA 1,895,935
3,855 3.000%, 2/15/26 8/22 at 100.00 AA 3,866,295
4,075 3.000%, 2/15/27 8/22 at 100.00 AA 4,085,921

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Arlington Independent School District, Tarrant County,
Texas, General Obligation Bonds, School Building Series
2021:
$ 1,255 5.000%, 2/15/25 No Opt. Call AAA $ 1,358,889
1,260 5.000%, 2/15/26 No Opt. Call AAA 1,396,458
1,260 5.000%, 2/15/27 No Opt. Call AAA 1,425,186
1,200 5.000%, 2/15/28 No Opt. Call AAA 1,382,244
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
2,610 5.000%, 1/01/28 1/27 at 100.00 BB+ 2,793,352
2,840 5.000%, 1/01/30 1/27 at 100.00 BB+ 3,023,294
1,600 5.000%, 1/01/32 1/27 at 100.00 BB+ 1,701,296
1,060 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, Refunding and Building Series 2021, 5.000%,
8/01/25
No Opt. Call Aaa 1,162,513
4,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2020A, 5.000%, 11/15/26
No Opt. Call AA 4,501,120
3,110 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25
7/24 at 100.00 BBB+ 3,275,421
6,910 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 BBB+ 7,489,611
3,470 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2013A, 5.000%, 1/01/33, (Pre-refunded 1/01/23)
1/23 at 100.00 A- (4) 3,561,226
Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A:
1,945 5.000%, 1/01/32, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (4) 2,128,063
1,525 5.000%, 1/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (4) 1,668,533
1,165 5.000%, 1/01/34, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (4) 1,274,650
City of Houston, Texas, Convention & Entertainment
Facilities Department Hotel Occupancy Tax and Special
Revenue Bonds, Refunding Series 2019:
1,120 5.000%, 9/01/32 9/28 at 100.00 A 1,283,162
1,000 5.000%, 9/01/34 9/28 at 100.00 A 1,143,110
1,000 5.000%, 9/01/35 9/28 at 100.00 A 1,142,170
1,000 5.000%, 9/01/36 9/28 at 100.00 A 1,141,280
230 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22
No Opt. Call A- 231,971
4,275 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
11/22 at 100.00 Baa2 4,332,114
11,750 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23
No Opt. Call A+ 12,071,245
10,165 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/45
4/30 at 100.00 A+ 10,671,217
9,220 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-refunded
10/01/23)
10/23 at 100.00 AA (4) 9,664,681
Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A:
5,215 4.125%, 7/01/26 No Opt. Call A+ 5,622,552
4,025 3.950%, 7/01/27 No Opt. Call A+ 4,362,939
3,060 3.750%, 7/01/28 No Opt. Call A+ 3,313,491

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
168
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 6,890 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-2, 5.000%, 7/01/49, (Mandatory Put 12/01/24)
9/24 at 100.84 A+ $ 7,384,082
5,420 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-3, 5.000%, 7/01/49, (Mandatory Put 12/01/26)
9/26 at 100.78 A+ 6,033,381
1,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2020. Forward Delivery, 5.000%, 6/01/22
No Opt. Call A+ 1,006,250
Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Healthcare System, Refunding Series 2013A:
1,900 5.000%, 12/01/23 12/22 at 100.00 A+ 1,941,268
18,025 4.000%, 12/01/31, (Pre-refunded 12/01/22) 12/22 at 100.00 A+ (4) 18,337,914
6,235 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series
2014A, 5.000%, 12/01/29, (Pre-refunded 12/01/24)
12/24 at 100.00 A+ (4) 6,724,073
2,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019A,
4.000%, 10/01/35
10/29 at 100.00 AA 2,157,020
5,140 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Contract Tax Series 2014A, 5.000%, 10/01/25
10/24 at 100.00 Aaa 5,534,341
425 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Second Lien Series 2014C, 5.000%, 11/15/23
No Opt. Call Baa1 441,320
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Refunding Senior Lien Series 2014A:
4,795 5.000%, 11/15/24 - AGM Insured No Opt. Call AA 5,134,870
4,600 5.000%, 11/15/25 - AGM Insured 11/24 at 100.00 AA 4,926,600
3,745 5.000%, 11/15/26 - AGM Insured 11/24 at 100.00 AA 4,011,457
12,050 5.000%, 11/15/27 - AGM Insured 11/24 at 100.00 AA 12,885,426
5,245 Houston Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Limited Tax Schoolhouse Series 2013A,
4.000%, 2/15/31
2/23 at 100.00 AAA 5,344,445
11,815 Houston Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Schoolhouse Series 2016A, 4.000%,
2/15/34
2/26 at 100.00 AAA 12,531,580
Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2012B:
18,675 5.000%, 7/01/31, (Pre-refunded 7/01/22) 7/22 at 100.00 A (4) 18,856,708
5,025 5.000%, 7/01/32, (Pre-refunded 7/01/22) 7/22 at 100.00 A (4) 5,073,893
2,440 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29,
(AMT)
7/24 at 100.00 Ba3 2,538,454
740 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41, (AMT)
7/29 at 100.00 B- 721,981
Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D:
3,000 5.000%, 11/15/32 11/28 at 100.00 Aa2 3,494,520
2,615 5.000%, 11/15/33 11/28 at 100.00 Aa2 3,037,139
1,900 Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2021A, 5.000%, 11/15/27
No Opt. Call AA 2,182,416
1,325 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014, 5.000%, 9/01/31
9/24 at 100.00 A 1,401,598

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2021, 3.000%, 9/01/33
9/31 at 100.00 A $ 995,560
Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series
2001B:
8,005 0.000%, 9/01/22 - AMBAC Insured No Opt. Call A 7,950,806
3,815 0.000%, 9/01/23 - AMBAC Insured No Opt. Call A 3,692,081
2,265 Laredo Community College District, Webb County, Texas, General
Obligation Bonds, Series 2014, 5.000%, 8/01/32, (Pre-refunded 8/01/24)
8/24 at 100.00 AA- (4) 2,419,360
Love Field Airport Modernization Corporation, Texas,
General Airport Revenue Bonds Series 2015:
1,000 5.000%, 11/01/26, (AMT) 11/25 at 100.00 A1 1,090,770
2,025 5.000%, 11/01/27, (AMT) 11/25 at 100.00 A1 2,201,539
1,570 5.000%, 11/01/28, (AMT) 11/25 at 100.00 A1 1,701,268
2,000 5.000%, 11/01/29, (AMT) 11/25 at 100.00 A1 2,163,660
2,000 5.000%, 11/01/30, (AMT) 11/25 at 100.00 A1 2,160,100
1,855 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2018, 5.000%, 5/15/22
No Opt. Call A+ 1,863,496
Lower Colorado River Authority, Texas, Transmission
Contract Revenue Bonds, LCRA Transmission Services
Corporation Project, Refunding Series 2021:
4,500 5.000%, 5/15/25 No Opt. Call A+ 4,896,630
3,825 5.000%, 5/15/26 No Opt. Call A+ 4,252,100
2,050 5.000%, 5/15/27 No Opt. Call A+ 2,319,513
2,100 5.000%, 5/15/28 No Opt. Call A+ 2,411,367
McCamey County Hospital District, Texas, General
Obligation Bonds, Series 2013:
3,045 5.000%, 12/01/25 No Opt. Call B1 3,136,959
2,720 5.250%, 12/01/28 12/25 at 100.00 B1 2,808,373
2,700 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
4/22 at 105.00 BB- 2,837,727
North Central Texas Health Facilities Development
Corporation, Texas, Revenue Bonds, Children's Medical
Center Dallas Project, Series 2012:
3,950 5.000%, 8/15/24, (Pre-refunded 8/15/22) 8/22 at 100.00 AA (4) 4,006,288
4,720 5.000%, 8/15/25, (Pre-refunded 8/15/22) 8/22 at 100.00 AA (4) 4,787,260
3,945 5.000%, 8/15/26, (Pre-refunded 8/15/22) 8/22 at 100.00 AA (4) 4,001,216
7,065 5.000%, 8/15/27, (Pre-refunded 8/15/22) 8/22 at 100.00 AA (4) 7,165,676
North Texas Tollway Authority, Special Projects System
Revenue Bonds, Convertible Capital Appreciation Series
2011C:
3,855 7.000%, 9/01/43, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R (4) 4,934,323
9,130 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R (4) 12,457,337
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2019A:
5,000 3.000%, 1/01/35 1/29 at 100.00 A+ 5,045,800
5,325 4.000%, 1/01/36 1/29 at 100.00 A+ 5,707,229
6,950 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2020A, 4.000%, 1/02/38
1/29 at 100.00 N/R 7,391,325

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
170
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf
Coast Energy Project, Series 2021A:
$ 4,865 2.750%, 1/01/36, (AMT), 144A 7/23 at 103.00 N/R $ 4,193,971
9,335 2.875%, 1/01/41, (AMT), 144A 7/23 at 103.00 N/R 7,509,634
Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021:
1,250 5.000%, 10/01/26 No Opt. Call N/R 1,406,450
1,550 5.000%, 10/01/27 No Opt. Call N/R 1,775,695
2,315 Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation,
Series 2021A, 2.000%, 8/15/43
8/30 at 100.00 AAA 1,842,786
Round Rock, Texas, Combined Tax and Revenue Certificates
of Obligation, Series 2021C:
1,180 2.000%, 8/15/43 8/30 at 100.00 AAA 939,303
1,520 2.000%, 8/15/46 8/30 at 100.00 AAA 1,156,097
1,315 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series
2013, 5.125%, 9/01/33, (Pre-refunded 9/01/23)
9/23 at 100.00 A (4) 1,375,714
2,310 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.125%, 9/01/38
9/27 at 100.00 Aaa 2,389,325
4,890 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 9/01/41
3/30 at 100.00 Aaa 4,027,697
Texas Private Activity Bond Surface Transporation
Corporation, Revenue Bonds, NTE Mobility Partners LLC
North Tarrant Express Managed Lanes Project, Refunding
Senior Lien Series 2019A:
12,000 4.000%, 12/31/37 12/29 at 100.00 Baa2 12,443,160
10,845 4.000%, 12/31/39 12/29 at 100.00 Baa2 11,227,720
Texas Private Activity Bond Surface Transporation
Corporation, Senior Lien Revenue Bonds, Blueridge
Transportation Group, LLC SH 288 Toll Lanes Project, Series
2016:
4,820 5.000%, 12/31/40, (AMT) 12/25 at 100.00 Baa3 5,159,135
8,000 5.000%, 12/31/45, (AMT) 12/25 at 100.00 Baa3 8,522,080
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
4,500 4.000%, 12/31/31 12/30 at 100.00 Baa2 4,798,395
3,500 4.000%, 6/30/32 12/30 at 100.00 Baa2 3,723,230
5,385 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2020A, 5.000%, 8/15/39
8/30 at 100.00 A 6,242,992
16,250 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/31
8/24 at 100.00 A- 17,127,175
Texas Transportation Commission, State Highway 249
System Revenue Bonds, First Tier Toll Series 2019A:
1,125 0.000%, 8/01/35 2/29 at 76.82 Baa3 669,668
1,590 0.000%, 8/01/36 2/29 at 73.16 Baa3 900,035
2,070 0.000%, 8/01/37 2/29 at 69.41 Baa3 1,109,955
1,100 0.000%, 8/01/39 2/29 at 62.63 Baa3 530,475
420,225 Total Texas 438,139,130

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah - 0.1%
Black Desert Public Infrastructure District, Limited Tax
General Obligation Bonds, Series 2021A:
$ 1,055 3.250%, 3/01/31, 144A 9/26 at 103.00 N/R $ 970,294
1,600 3.500%, 3/01/36, 144A 9/26 at 103.00 N/R 1,444,384
Utah Associated Municipal Power Systems, Revenue Bonds,
Horse Butte Wind Project, Series 2012A:
3,340 5.000%, 9/01/23, (Pre-refunded 9/01/22) 9/22 at 100.00 A- (4) 3,393,172
2,000 5.000%, 9/01/25, (Pre-refunded 9/01/22) 9/22 at 100.00 A- (4) 2,031,840
2,265 5.000%, 9/01/26, (Pre-refunded 9/01/22) 9/22 at 100.00 A- (4) 2,301,059
3,070 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020B-2, 5.000%, 5/15/60, (Mandatory Put 8/01/26)
2/26 at 102.03 AA+ 3,420,103
13,330 Total Utah 13,560,852
Vermont - 0.1%
2,985 Vermont Economic Development Authority, Mortgage Revenue Bonds,
Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/37
5/28 at 103.00 N/R 2,961,538
3,645 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series 2021A,
2.450%, 11/01/41
11/30 at 100.00 N/R 3,183,433
6,630 Total Vermont 6,144,971
Virginia - 2.1%
5,390 Chesapeake Industrial Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company Project,
Refunding Series 2008A, 1.900%, 2/01/32, (Mandatory Put 6/01/23)
No Opt. Call A2 5,383,640
19,745 Federal Home Loan Mortgage Corporation, Multifamily Variable Rate
Certificates Relating to Municpal Securities Class A Series 2019M-053,
2.550%, 6/15/35
No Opt. Call AA+ 18,696,146
Federal Home Loan Mortgage Corporation, Notes:
18,090 3.150%, 1/15/36, 144A 10/31 at 100.00 AA+ 18,311,422
18,725 Hampton Roads Transportation Accountability Commission, Virginia,
Hampton Roads Transportation Fund Revenue Bonds, Intermediate Lien
Bond Anticipation Note Series 2019A, 5.000%, 7/01/22
No Opt. Call Aa3 18,908,131
7,460 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond
Anticipation Notes, Series 2021A, 5.000%, 7/01/26
No Opt. Call Aa2 8,328,493
870 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding
Series 2021A, 4.000%, 12/01/35
12/27 at 103.00 N/R 884,625
6,795 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008A, 1.900%, 11/01/35, (Mandatory Put 6/01/23)
No Opt. Call A2 6,786,982
805 Roanoke Economic Development Authority, Virgina, Residential Care
Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes
Brandon Oaks Project, Series 2012, 5.000%, 12/01/32, (Pre-refunded
12/01/22)
12/22 at 100.00 N/R (4) 823,958
1,195 Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated
Group, Refunding Series 2016, 3.125%, 6/15/31
6/26 at 100.00 A3 1,214,765
710 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Refunding Series 2015A, 5.000%,
7/01/45, 144A
7/25 at 100.00 BB+ 723,980
7,505 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020B, 2.200%, 3/01/40
3/29 at 100.00 AA+ 6,379,925

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
172
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017:
$ 14,880 5.000%, 12/31/49, (AMT) 6/27 at 100.00 BBB $ 16,545,518
12,375 5.000%, 12/31/52, (AMT) 6/27 at 100.00 BBB 13,711,500
10,000 5.000%, 12/31/56, (AMT) 6/27 at 100.00 BBB 11,068,400
Virginia Small Business Financing Authority, Revenue
Bonds, 95 Express Lanes LLC Project, Refunding Senior
Lien Series 2022:
5,000 5.000%, 1/01/34, (AMT) 1/32 at 100.00 N/R 5,706,450
3,190 5.000%, 7/01/34, (AMT) 1/32 at 100.00 N/R 3,638,227
4,000 5.000%, 1/01/35, (AMT) 1/32 at 100.00 N/R 4,559,080
3,500 5.000%, 7/01/35, (AMT) 1/32 at 100.00 N/R 3,986,920
3,000 5.000%, 1/01/36, (AMT) 1/32 at 100.00 N/R 3,413,010
3,500 5.000%, 7/01/36, (AMT) 1/32 at 100.00 N/R 3,979,605
7,860 5.000%, 12/31/47, (AMT) 12/32 at 100.00 N/R 8,780,720
Virginia Small Business Financing Authority, Revenue
Bonds, Elizabeth River Crossing, OPCO LLC Project,
Refunding Senior Lien Series 2022:
2,975 4.000%, 7/01/32, (AMT) (WI/DD, Settling 7/01/22) 1/32 at 100.00 N/R 3,124,107
7,000 4.000%, 7/01/33, (AMT) (WI/DD, Settling 7/01/22) 1/32 at 100.00 N/R 7,325,150
7,250 4.000%, 7/01/34, (AMT) (WI/DD, Settling 7/01/22) 1/32 at 100.00 N/R 7,558,197
2,550 4.000%, 1/01/35, (AMT) (WI/DD, Settling 7/01/22) 1/32 at 100.00 N/R 2,654,550
5,750 4.000%, 7/01/35, (AMT) (WI/DD, Settling 7/01/22) 1/32 at 100.00 N/R 5,982,358
6,835 Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing, OPCO LLC Project, Senior Lien Series 2012, 5.500%,
1/01/42, (AMT)
7/22 at 100.00 BBB 6,893,166
2,045 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2 2,000,664
8,100 York County Economic Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company Project,
Refunding Series 2009A, 1.900%, 5/01/33, (Mandatory Put 6/01/23)
No Opt. Call A2 8,090,442
197,100 Total Virginia 205,460,131
Washington - 2.4%
Clark County School District 37, Vancouver, Washington,
General Obligation Bonds, Series 2021:
3,725 4.000%, 12/01/25 No Opt. Call Aaa 3,998,601
2,320 4.000%, 12/01/27 No Opt. Call Aaa 2,561,002
Energy Northwest, Washington, Electric Revenue Bonds,
Columbia Generating Station, Refunding Series 2019A:
27,925 5.000%, 7/01/36 7/29 at 100.00 Aa2 32,643,208
41,100 5.000%, 7/01/37 7/29 at 100.00 Aa2 48,009,321
2,075 King County School District 412 Shoreline, Washington, General
Obligation Bonds, Refunding & Improvement Series 2021A, 4.000%,
12/01/27
No Opt. Call Aaa 2,285,882
7,675 King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien
Series 2020B, 0.875%, 1/01/42, (Mandatory Put 1/01/26)
4/25 at 100.00 AA 7,326,555
2,910 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2016, 5.000%, 2/01/29
2/26 at 100.00 AA- 3,207,606
2,340 Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%,
12/01/37
12/26 at 100.00 Baa2 2,574,913
5,140 Snohomish County, Washington, General Obligation Bonds, Limited Tax
Series 2013, 4.000%, 12/01/39, (Pre-refunded 6/01/23)
6/23 at 100.00 AA+ (4) 5,276,570

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 10,485 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/24)
2/24 at 100.00 BBB+ $ 11,005,161
20,475 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 BBB+ 22,332,901
Washington Health Care Facilities Authority, Revenue
Bonds, Fred Hutchinson Cancer Research Center, Series
2015:
2,730 5.000%, 1/01/26, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ (4) 2,955,635
1,285 5.000%, 1/01/27, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ (4) 1,391,205
Washington Health Care Facilities Authority, Revenue
Bonds, PeaceHealth, Refunding Series 2014A:
1,315 5.000%, 11/15/22, (ETM) No Opt. Call AA- (4) 1,344,061
2,055 5.000%, 11/15/24, (Pre-refunded 5/15/24) 5/24 at 100.00 AA- (4) 2,181,547
14,085 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/33
10/22 at 100.00 AA- 14,315,853
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Saint Joseph Health, Series 2018B:
4,015 5.000%, 10/01/30 10/28 at 100.00 AA- 4,647,764
2,780 5.000%, 10/01/31 10/28 at 100.00 AA- 3,211,873
3,025 5.000%, 10/01/32 10/28 at 100.00 AA- 3,490,185
2,625 5.000%, 10/01/33 10/28 at 100.00 AA- 3,024,866
Washington Health Care Facilities Authority, Revenue
Bonds, Virginia Mason Medical Center, Series 2017:
5,120 5.000%, 8/15/29 8/27 at 100.00 BBB- 5,701,991
5,000 5.000%, 8/15/34 8/27 at 100.00 BBB- 5,527,650
5,765 5.000%, 8/15/36 8/27 at 100.00 BBB- 6,364,675
4,375 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-1. TEMPS-80. TAX-
EXEMPT MANDATORY PAYDOWN SECURITIES-80, 2.500%, 7/01/28,
144A
7/23 at 100.00 N/R 4,082,312
6,900 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.200%, 6/01/41
6/30 at 100.00 Aaa 5,796,759
5,580 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.400%, 12/01/41
6/31 at 100.00 N/R 4,831,220
12,244 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A, 3.500%,
12/20/35
No Opt. Call BBB+ 12,106,464
Washington State, General Obligation Bonds, Motor
Vehicle Fuel Tax Refunding Series R-2021A:
1,625 5.000%, 6/01/22 No Opt. Call Aaa 1,635,595
2,000 5.000%, 6/01/23 No Opt. Call Aaa 2,078,100
1,960 5.000%, 6/01/24 No Opt. Call Aaa 2,089,380
5,885 Washington State, General Obligation Bonds, Various Purpose Series
2022A-1, 5.000%, 8/01/27
No Opt. Call Aaa 6,746,976
4,415 Whidbey Island Public Hospital District, Island County, Washington,
General Obligation Bonds, Whidbey General Hospital, Series 2013,
5.500%, 12/01/33
12/22 at 100.00 Baa3 4,328,863
220,954 Total Washington 239,074,694
West Virginia - 0.1%
6,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Seriess 2009A, 2.625%, 12/01/42, (Mandatory Put 6/01/22)
No Opt. Call A- 6,007,080

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
174
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia (continued)
$ 6,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Seriess 2009B, 2.625%, 12/01/42, (Mandatory Put 6/01/22)
No Opt. Call A- $ 6,007,080
1,315 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25
9/24 at 100.00 Baa1 1,403,999
13,315 Total West Virginia 13,418,159
Wisconsin - 1.5%
2,000 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019,
4.000%, 6/01/35
6/29 at 100.00 AA 2,175,560
Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series
2021A:
4,455 2.000%, 3/01/26 No Opt. Call N/R 4,453,352
4,555 2.000%, 3/01/27 No Opt. Call N/R 4,529,947
25,400 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%,
12/01/37, 144A
12/27 at 100.00 N/R 25,175,718
385 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020, 3.000%, 4/01/25, 144A
No Opt. Call BB 385,454
12,325 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call N/R 11,638,251
16,805 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-1, 2.625%,
11/01/25
No Opt. Call A- 16,779,120
7,815 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 A- 7,849,308
3,940 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A
6/26 at 100.00 BBB- 3,998,667
Public Finance Authority, Wisconsin, Exempt Facilities
Revenue Bonds, Celanese Project, Refunding Series 2016C:
4,170 4.050%, 11/01/30 5/26 at 100.00 BBB 4,348,059
9,035 4.300%, 11/01/30 5/26 at 100.00 BBB 9,489,280
530 University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds,
Refunding Series 2013A, 5.000%, 4/01/22, (ETM)
No Opt. Call AA- (4) 530,000
Wisconsin Health & Educational Facs Authority, Health
Facilities Revenue Bonds, UnityPoint Health Project, Series
2014A:
975 5.000%, 12/01/26 11/24 at 100.00 AA- 1,048,525
4,090 5.000%, 12/01/27 11/24 at 100.00 AA- 4,396,259
5,010 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 A- 5,496,671
740 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 - FGIC Insured
No Opt. Call A1 762,363
1,775 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/24, (Pre-
refunded 8/15/22)
8/22 at 100.00 N/R (4) 1,800,294
3,230 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 N/R 3,086,523
2,035 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018A, 4.000%,
8/15/36
8/28 at 100.00 AA 2,183,535

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A:
$ 2,550 4.000%, 10/15/34 10/31 at 100.00 AA- $ 2,827,874
1,955 4.000%, 10/15/35 10/31 at 100.00 AA- 2,165,553
5,590 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, 5.000%,
2/15/51, (Mandatory Put 2/15/27)
8/26 at 100.00 A- 6,207,863
1,470 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/37
1/27 at 103.00 N/R 1,417,462
4,365 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
5.000%, 8/15/39
8/24 at 100.00 A+ 4,638,904
1,950 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%,
11/01/39
11/26 at 103.00 N/R 2,046,388
2,850 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Series 2018A, 5.000%, 9/15/40,
(Pre-refunded 9/15/23)
9/23 at 100.00 BBB- (4) 2,980,131
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015:
825 5.000%, 12/15/23 No Opt. Call AA- 867,974
1,330 5.000%, 12/15/25 12/24 at 100.00 AA- 1,432,064
2,750 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.000%, 11/01/39
11/28 at 100.00 AA 2,696,292
1,650 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2021C, 2.500%, 11/01/41
5/31 at 100.00 N/R 1,405,751
85 Wisconsin State, General Obligation Bonds, Refunding Series 2014-2,
5.000%, 5/01/24, (Pre-refunded 5/01/22)
5/22 at 100.00 N/R (4) 85,262
8,145 WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series
2013A, 5.000%, 7/01/37
7/23 at 100.00 A1 8,448,564
144,785 Total Wisconsin 147,346,968
Wyoming - 0.9%
10,720 Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin
Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A,
3.625%, 7/15/39
5/29 at 100.00 A 10,739,403
Casper Community College District, Natrona County,
Wyoming, Revenue Bonds, Refunding Series 2021:
960 4.000%, 4/15/37 4/31 at 100.00 A+ 1,040,842
1,000 4.000%, 4/15/38 4/31 at 100.00 A+ 1,082,400
1,035 4.000%, 4/15/39 4/31 at 100.00 A+ 1,118,421
1,070 4.000%, 4/15/40 4/31 at 100.00 A+ 1,154,369
5,500 Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial
Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30, (Pre-
refunded 9/01/23)
9/23 at 100.00 BB+ (4) 5,744,420
28,275 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call A1 26,964,454
University of Wyoming, Facilities Revenue Bonds,
Supplemental Coverage Program, Refunding Series 2021A:
4,215 5.000%, 6/01/26 No Opt. Call AA- 4,700,779
4,420 5.000%, 6/01/27 No Opt. Call AA- 5,028,103
4,575 5.000%, 6/01/28 No Opt. Call AA- 5,291,262

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
176
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wyoming (continued)
$ 3,060 Wyoming Community Development Authority, Housing Revenue Bonds,
2015 Series 6, 3.900%, 12/01/34
12/24 at 100.00 AA+ $ 3,103,330
6,500 Wyoming Community Development Authority, Housing Revenue Bonds,
2019 Series 3, 2.650%, 12/01/39
12/28 at 100.00 AA+ 5,941,585
3,250 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 3.000%, 12/01/40
6/29 at 100.00 AA+ 3,129,490
6,675 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 2, 2.250%, 12/01/40
6/30 at 100.00 AA+ 5,690,037
6,000 Wyoming Community Development Authority, Housing Revenue Bonds,
2021 Series 3, 2.250%, 12/01/41
12/30 at 100.00 N/R 5,065,920
87,255 Total Wyoming 85,794,815
$ 9,456,609 Total Municipal Bonds (cost $9,525,882,150) 9,368,176,614
Shares Description (1) Value
COMMON STOCKS - 1.7%
Independent Power and Renewable Electricity Producers - 1.7%
2,665,489 Energy Harbor Corp (9),(10),(11) 161,595,271
Total Common Stocks (cost $55,930,174) 161,595,271
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.1%
8,227 Freddie Mac Multi-Family ML Certificates, Series ML 10,
Series 2021
2.032% 1/25/38 AA+ 7,221,182
4,800 Federal Home Loan Mortgage Corporation, Notes 3.150% 10/15/36 N/R 4,810,565
$ 13,027 Total Asset-Backed and Mortgage-Backed Securities (cost $13,435,074) 12,031,747
Total Long-Term Investments (cost $9,595,247,398) 9,541,803,632
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.3%
MUNICIPAL BONDS - 0.3%
Alaska - 0.2%
14,665 Alaska Municipal Bond Bank, General Obligation Bonds, 2016 Master
Resolution, Tender Option Bond Trust 2017-XM0532, 0.670%, 4/01/25,
(Mandatory Put 4/7/2022), 144A (12)
No Opt. Call A+ 14,665,000
6,750 Alaska Municipal Bond Bank, General Obligation Bonds, 2016 Master
Resolution, Tender Option Bond Trust Seres 2017-XL0044, 0.670%,
4/01/25, (Mandatory Put 4/7/2022), 144A (12)
No Opt. Call A 6,750,000
21,415 Total Alaska 21,415,000
Florida - 0.1%
6,880 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Tender Option Bond Trust Series 2018-
XM0676, 0.630%, 4/01/53, (Mandatory Put 4/7/2022), 144A (12)
4/28 at 100.00 A3 6,880,000
Washington - 0.0%
4,500 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Tender Option Bond Trust 2018-ZM0679, 0.810%,
7/01/26, (Mandatory Put 4/7/2022), 144A (12)
No Opt. Call Baa1 4,500,000
Total Short-Term Investments (cost $32,795,000) 32,795,000
Total Investments (cost $ 9,628,042,398 ) - 97 .9% 9,574,598,632
Other Assets Less Liabilities - 2.1% 207,192,542
Net Assets - 100% $ 9,781,791,174

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”)rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9) For fair value measurement disclosure purposes, investment classified as Level 2.
(10) Common Stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23,
Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A,
3.750% 12/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2006B, 3.625%, 12/01/33, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy
Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania
Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A,
2.550%, 11/01/41.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
LIBOR London Inter-Bank Offered Rate
SIFMA Securities Industry and Financial Market Association
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Nuveen Limited Term Municipal Bond Fund
Portfolio of Investments March 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 100.2%
MUNICIPAL BONDS - 98.2%
Alabama - 1.7%
$ 9,855 Alabama Public School and College Authority, Capital Improvement Pool
Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/25
No Opt. Call Aa1 $ 10,874,303
9,810 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/1/2023)
9/23 at 100.31 A2 10,056,035
10,910 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/1/2025)
9/25 at 100.38 A1 11,360,147
4,175 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 6 Series 2021B, 4.000%, 10/01/52, (Mandatory Put 12/1/2026)
9/26 at 100.79 N/R 4,351,853
3,410 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/1/2029)
9/29 at 100.40 N/R 3,642,221
7,500 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022B-1, 4.000%, 4/01/53, (Mandatory Put 10/1/2027)
7/27 at 100.42 N/R 7,893,525
29,330 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2017A, 4.000%, 8/01/47, (Mandatory Put 7/1/2022)
4/22 at 100.52 Aa2 29,526,804
5,105 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 6/01/51, (Mandatory Put 12/1/2031)
9/31 at 100.53 Aa2 5,539,231
1,000 Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series
2020, 5.000%, 8/01/24 - AGM Insured
No Opt. Call AA 1,064,850
11,180 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2
Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/1/2025)
9/25 at 100.58 A2 11,559,337
11,745 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/2025)
No Opt. Call A1 11,210,250
23,445 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2008, 2.900%, 7/15/34, (Mandatory Put 12/12/2023)
No Opt. Call A1 23,748,613
7,500 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding Series
2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/2025)
No Opt. Call BBB 7,222,200
885 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49, (Mandatory
Put 6/1/2024)
3/24 at 100.29 A1 912,568
2,300 Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds,
Project 1, Series 2021A, 4.000%, 11/01/51, (Mandatory Put 10/1/2028)
7/28 at 100.68 A2 2,423,694
138,150 Total Alabama 141,385,631
Alaska - 0.9%
1,220 Alaska Housing Finance Corporation, General Obligation Bonds, State
Capital Project II, Series 2021A, 4.000%, 12/01/25
No Opt. Call AA+ 1,306,034
1,380 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2016A-II, 1.900%, 12/01/24
No Opt. Call AA+ 1,365,952
12,345 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2020A-II, 2.000%, 12/01/35
6/29 at 100.00 AA+ 10,776,691
23,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2020B-II, 2.000%, 12/01/35
6/29 at 100.00 AA+ 20,243,220

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alaska (continued)
$ 3,560 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2022A-II, 2.150%, 12/01/36
12/30 at 100.00 N/R $ 3,096,096
8,110 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, Series
2022B-1, 2.150%, 6/01/36
12/30 at 100.00 N/R 7,071,352
Alaska Industrial Development and Export Authority,
Power Revenue Bonds, Snettisham Hydroelectric Project,
Refunding Series 2015:
1,655 5.000%, 1/01/24, (AMT) No Opt. Call Baa2 1,718,469
3,565 5.000%, 1/01/26, (AMT) 7/25 at 100.00 Baa2 3,762,751
Alaska Industrial Development and Export Authority,
Revenue Bonds, Greater Fairbanks Community Hospital
Foundation Project, Refunding Series 2019:
5,145 5.000%, 4/01/27 No Opt. Call A+ 5,754,631
5,355 5.000%, 4/01/28 No Opt. Call A+ 6,082,049
5,575 5.000%, 4/01/29 No Opt. Call A+ 6,426,358
North Slope Borough, Alaska, General Obligation Bonds,
Refunding General Purpose Series 2021A:
4,170 5.000%, 6/30/23 No Opt. Call AA 4,336,049
2,000 5.000%, 6/30/24 No Opt. Call AA 2,132,500
Northern Tobacco Securitization Corporation, Alaska,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A Class 1:
600 3.000%, 6/01/22 No Opt. Call A 601,290
520 4.000%, 6/01/23 No Opt. Call A 529,932
550 5.000%, 6/01/24 No Opt. Call A 577,528
1,000 5.000%, 6/01/25 No Opt. Call A 1,069,830
1,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-1 Class 2, 0.500%, 6/01/31
No Opt. Call BBB+ 993,370
80,750 Total Alaska 77,844,102
Arizona - 1.7%
Arizona Board of Regents, Univeristy of Arizona, SPEED
Revenue Bonds, Stimulus Plan for Economic and
Educational Development, Series 2020C. Forward Delivery:
1,000 5.000%, 8/01/22 No Opt. Call Aa3 1,012,920
1,000 5.000%, 8/01/24 No Opt. Call Aa3 1,068,380
Arizona Industrial Development Authority, Hospital
Revenue Bonds, Phoenix Children's Hospital, Series 2021A:
1,200 5.000%, 2/01/23 No Opt. Call AA- 1,234,212
1,450 5.000%, 2/01/24 No Opt. Call AA- 1,531,287
1,300 5.000%, 2/01/25 No Opt. Call AA- 1,403,688
915 5.000%, 2/01/26 No Opt. Call AA- 1,010,709
Arizona State, Certificates of Participation, Refunding Series
2019A:
5,485 5.000%, 10/01/26, (ETM) No Opt. Call Aa2 (4) 6,179,072
5,045 5.000%, 10/01/27, (ETM) No Opt. Call Aa2 (4) 5,802,153
17,070 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2005,
2.400%, 12/01/35, (Mandatory Put 8/14/2023)
No Opt. Call A+ 17,145,620
1,860 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/2023)
No Opt. Call A+ 1,875,698
19,580 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/3/2024)
6/24 at 100.00 A+ 20,712,703

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
180
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 2,430 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017A, 1.875%, 9/01/32,
(AMT), (Mandatory Put 3/31/2023)
No Opt. Call A+ $ 2,429,465
2,500 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017B, 1.650%, 3/01/39,
(Mandatory Put 3/31/2023)
No Opt. Call A+ 2,497,125
Glendale Industrial Development Authority, Arizona,
Revenue Bonds, Midwestern University, Refunding Series
2020:
750 5.000%, 5/15/22 No Opt. Call AA 753,225
550 5.000%, 5/15/23 No Opt. Call AA 569,987
435 4.000%, 5/15/24 No Opt. Call AA 453,727
14,500 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019B, 5.000%, 9/01/45,
(Mandatory Put 9/1/2024)
No Opt. Call A+ 15,478,460
8,730 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48, (Mandatory Put
10/18/2024)
No Opt. Call AA- 9,348,433
3,655 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019B, 0.870%, 1/01/35,
(Mandatory Put 10/18/2022) (SIFMA reference rate + 0.380% spread)
(5)
4/22 at 100.00 AA- 3,655,183
3,145 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 1.080%, 1/01/35,
(Mandatory Put 10/18/2024) (SIFMA reference rate + 0.570% spread)
(5)
10/23 at 100.00 AA- 3,158,775
4,500 Maricopa County Pollution Control Corporation, Arizona, Pollution Control
Revenue Bonds, Public Service Company of New Mexico Palo Verde
Project, Refunding Series 2010A, 0.875%, 6/01/43, (Mandatory Put
10/1/2026)
No Opt. Call N/R 4,149,810
2,150 Maricopa County Pollution Control Corporation, Arizona, Pollution Control
Revenue Bonds, Public Service Company of New Mexico Palo Verde
Project, Refunding Series 2010B, 0.875%, 6/01/43, (Mandatory Put
10/1/2026)
No Opt. Call N/R 1,982,687
900 Maricopa County Unified School District 60 Higley, Arizona, General
Obligation Bonds, Refunding School Improvement Series 2015, 4.000%,
7/01/22 - AGM Insured
No Opt. Call AA 906,525
1,270 Maricopa County Unified School District 60 Higley, Arizona, General
Obligation Bonds, School Improvement Project of 2013, Series 2014A,
4.000%, 7/01/24
No Opt. Call Aa2 1,327,671
2,055 Mesa, Arizona, General Obligation Bonds, Refunding Series 2012, 4.000%,
7/01/22
No Opt. Call AAA 2,069,858
4,030 Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series
2012, 5.000%, 7/01/22
No Opt. Call AA 4,068,809
3,615 Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series
2015, 5.000%, 7/01/26
7/25 at 100.00 AA 3,954,051
Phoenix Civic Improvement Corporation, Arizona, Water
System Revenue Bonds, Refunding Junior Lien Series
2021B:
3,850 5.000%, 7/01/24 No Opt. Call AAA 4,108,874
3,250 5.000%, 7/01/25 No Opt. Call AAA 3,551,600
365 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29
3/23 at 100.00 A- 371,628
5,505 Pima County, Arizona, Sewer System Revenue Obligations, Refunding
Series 2016, 5.000%, 7/01/23
No Opt. Call AA 5,732,357

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2014:
$ 1,440 5.000%, 8/01/22 No Opt. Call AA $ 1,458,461
2,000 5.000%, 8/01/23 No Opt. Call AA 2,086,680
2,005 5.000%, 8/01/24 No Opt. Call AA 2,144,468
1,000 Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%,
8/01/24
No Opt. Call AA 1,069,560
3,350 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021C-2. TEMPS
-60, 1.125%, 12/01/26
12/22 at 100.00 N/R 3,088,432
3,715 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002, 1.300%,
6/01/27, (AMT), (Mandatory Put 6/1/2021)
No Opt. Call A- 3,438,827
137,600 Total Arizona 142,831,120
Arkansas - 0.4%
8,605 Arkansas State, Federal Highway Grant Anticipation and Tax Revenue
Bonds, Series 2013, 5.000%, 10/01/22
No Opt. Call Aa1 8,768,323
5,255 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Capital Improvement Series 2019A, 2.000%, 11/01/29
11/26 at 100.00 AA- 5,144,067
Pulaksi County Public Facilities Board, Arkansas, Health
Facilities Revenue Bonds, CARTI Project, Series 2013:
1,075 4.000%, 7/01/22, (ETM) No Opt. Call N/R (4) 1,082,342
1,180 5.250%, 7/01/27, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R (4) 1,229,065
545 5.250%, 7/01/28, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R (4) 567,661
Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014:
500 5.000%, 12/01/22 No Opt. Call A 511,810
1,760 5.000%, 12/01/23 No Opt. Call A 1,848,141
2,195 5.000%, 12/01/24 No Opt. Call A 2,361,842
2,000 Rogers School District 30, Benton County, Arkansas, General Obligation
Bonds, Construction Series 2019, 2.125%, 2/01/31
2/25 at 100.00 Aa2 1,942,080
Rogers School District 30, Benton County, Arkansas,
General Obligation Bonds, Refunding Series 2019:
2,560 3.000%, 2/01/27 8/24 at 100.00 Aa2 2,621,107
3,790 3.000%, 2/01/28 8/24 at 100.00 Aa2 3,873,910
3,915 3.000%, 2/01/29 8/24 at 100.00 Aa2 3,996,393
33,380 Total Arkansas 33,946,741
California - 4.3%
17,400 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45, (Mandatory Put
4/1/2026)
10/25 at 100.00 AA 17,608,974
California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A:
450 4.000%, 6/01/22 No Opt. Call A 451,570
880 4.000%, 6/01/23 No Opt. Call A 898,084
605 5.000%, 6/01/24 No Opt. Call A 637,011
805 5.000%, 6/01/25 No Opt. Call A 863,894
1,380 5.000%, 6/01/26 No Opt. Call A 1,507,126
840 5.000%, 6/01/27 No Opt. Call A 931,896
1,185 5.000%, 6/01/28 No Opt. Call A 1,330,980
1,475 5.000%, 6/01/29 No Opt. Call A 1,676,485
1,000 5.000%, 6/01/30 No Opt. Call A 1,148,430

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
182
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 200 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 1.750%, 6/01/30
No Opt. Call BBB+ $ 196,844
2,685 California Department of Water Resources, Central Valley Project Water
System Revenue Bonds, Series 2021BD, 5.000%, 12/01/25
No Opt. Call AAA 2,969,610
6,475 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Series 2011A, 3.000%, 3/01/41, (Mandatory Put
3/1/2024)
9/23 at 100.00 A+ 6,554,578
13,345 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanante System, Series 2006C, 5.000%, 6/01/41, (Mandatory Put
11/1/2029)
No Opt. Call AA- 15,724,814
8,255 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36,
(Mandatory Put 10/1/2025)
10/25 at 100.00 AA- 8,220,329
California Health Facilities Financing Authority, Revenue
Bonds, Providence Saint Joseph Health, Term Rate Series
2019C:
3,025 5.000%, 10/01/39, (Mandatory Put 10/1/2025) 10/25 at 100.00 N/R 3,316,156
2,665 5.000%, 10/01/39, (Pre-refunded 10/01/25) No Opt. Call N/R (4) 2,922,439
3,874 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+ 4,106,215
55,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.850%,
1/01/50, (AMT), (Mandatory Put 1/26/2023), 144A
5/22 at 100.00 N/R 54,714,000
California Infrastructure and Economic Development
Bank, Revenue Bonds, J Paul Getty Trust, Refunding Series
2020A-1:
1,155 4.000%, 4/01/25 No Opt. Call AAA 1,224,935
1,085 4.000%, 4/01/26 No Opt. Call AAA 1,169,467
19,790 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 3.000%, 12/31/30 - AGM Insured, (AMT)
6/28 at 100.00 AA 19,521,648
California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A:
2,600 5.000%, 2/01/23 No Opt. Call A- 2,674,126
1,920 5.000%, 2/01/24 No Opt. Call A- 2,027,635
1,700 5.000%, 2/01/25 No Opt. Call A- 1,842,902
2,000 5.000%, 2/01/26 No Opt. Call A- 2,218,520
1,500 5.000%, 2/01/27 No Opt. Call A- 1,698,990
9,050 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2019A, 2.400%,
10/01/44, (AMT), (Mandatory Put 10/1/2029)
7/29 at 100.00 A- 8,741,304
6,455 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2,
3.125%, 11/01/40, (AMT), (Mandatory Put 11/3/2025)
No Opt. Call A- 6,598,947
9,020 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call A- 9,272,560
6,700 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call A- 6,820,667
4,065 California Pollution Control Financing Authority, Water Facilities Revenue
Bonds, American Water Capital Corporation, Project, Refunding Series
2020, 0.600%, 8/01/40, (Mandatory Put 9/1/2023)
No Opt. Call A 3,977,521

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 16,510 California State, General Obligation Bonds, Refunding Various Purpose
Series 2021, 5.000%, 10/01/25
No Opt. Call N/R $ 18,204,586
7,875 California State, General Obligation Bonds, Various Purpose Series 2022,
5.000%, 4/01/26
No Opt. Call N/R 8,789,051
5,500 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/29
12/24 at 100.00 BB 5,938,845
1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/27, 144A
6/26 at 100.00 BB 1,107,460
325 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.000%, 12/01/27, 144A
No Opt. Call BB 361,335
765 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%,
7/01/24, (ETM)
No Opt. Call A- (4) 815,742
5,070 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46,
(Mandatory Put 11/1/2029)
No Opt. Call AA- 5,974,133
200 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45,
(Mandatory Put 11/1/2029)
No Opt. Call AA- 235,666
3,800 California Statewide Community Development Authority, Revenue Bonds,
Kaiser Permanente System, Series 2004L, 5.000%, 4/01/38, (Mandatory
Put 11/1/2029)
No Opt. Call AA- 4,477,654
4,740 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36, (Pre-
refunded 6/01/22)
6/22 at 100.00 BB (4) 4,759,481
Los Angeles County Metropolitan Transportation Authority,
California, Measure R Sales Tax Revenue Bonds, Refunding
Junior Subordinate Green Series 2020A:
8,800 5.000%, 6/01/25 No Opt. Call AA 9,614,176
26,520 5.000%, 6/01/26 No Opt. Call AA 29,655,194
2,825 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2013B, 5.000%, 7/01/22
No Opt. Call AA+ 2,852,628
1,270 Miracosta Community College District, California, General Obligation
Bonds, Election 2016, Series 2016B, 4.000%, 8/01/27
No Opt. Call AAA 1,399,057
2,725 New Haven Unified School District, California, General Obligation Bonds,
Refunding Series 2014A, 5.000%, 8/01/25 - BAM Insured
8/24 at 100.00 AA 2,911,990
Newport-Mesa Unified School District, Orange County,
California, General Obligation Bonds, Election 2000
Refunding Series 2020:
1,900 5.000%, 8/01/22 No Opt. Call Aaa 1,924,738
2,605 5.000%, 8/01/23 No Opt. Call Aaa 2,720,011
Orange County Transportation Authority, California, Bond
Anticipation Notes, I-405 Improvement Project, Series
2021:
13,055 4.000%, 10/15/24 No Opt. Call N/R 13,736,341
10,360 5.000%, 10/15/24 No Opt. Call N/R 11,155,544
30 San Bernardino, California, GNMA Mortgage-Backed Securities Program
Single Family Mortgage Revenue Refunding Bonds, Series 1990A,
7.500%, 5/01/23, (ETM)
No Opt. Call AA+ (4) 31,036

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
184
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 13,975 San Diego Association of Governments, California, Capital Grants Receipts
Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B,
1.800%, 11/15/27
11/26 at 100.00 A- $ 13,443,671
6,395 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2017D,
5.000%, 5/01/25, (AMT)
No Opt. Call A1 6,880,828
San Francisco Bay Area Rapid Transit District, California,
General Obligation Bonds, Election of 2016, Green Series
2020C-1:
1,235 5.000%, 8/01/24 No Opt. Call Aaa 1,323,241
1,340 5.000%, 8/01/25 No Opt. Call Aaa 1,474,134
4,025 5.000%, 8/01/29 No Opt. Call Aaa 4,811,767
1,530 Vallecito Union School District, Calaveras County, California, General
Obligation Bonds,2018 Election, Anticipation Note Series 2019, 0.000%,
8/01/22
No Opt. Call AA 1,523,406
Vernon, California, Electric System Revenue Bonds, Series
2021A:
2,450 4.000%, 4/01/22 No Opt. Call N/R 2,450,000
2,850 5.000%, 4/01/23 No Opt. Call N/R 2,930,456
2,525 5.000%, 4/01/24 No Opt. Call N/R 2,652,260
2,000 5.000%, 4/01/25 No Opt. Call N/R 2,142,780
2,250 5.000%, 10/01/25 No Opt. Call N/R 2,433,420
Vernon, California, Electric System Revenue Bonds, Series
2022A:
255 5.000%, 8/01/23 (WI/DD, Settling 5/05/22) No Opt. Call N/R 262,698
700 5.000%, 8/01/24 (WI/DD, Settling 5/05/22) No Opt. Call N/R 734,328
500 5.000%, 8/01/25 (WI/DD, Settling 5/05/22) No Opt. Call N/R 533,660
Washington Township Health Care District, California,
Revenue Bonds, Refunding Series 2015A:
1,130 5.000%, 7/01/22 No Opt. Call Baa2 1,140,215
980 5.000%, 7/01/23 No Opt. Call Baa2 1,017,015
348,599 Total California 365,987,204
Colorado - 1.6%
2,750 Arapahoe County School District 5 Cherry Creek, Colorado, General
Obligation Bonds, Series 2012B, 2.500%, 12/15/28
12/22 at 100.00 N/R 2,763,778
7,610 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24
5/24 at 100.00 AA 8,115,761
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-1:
2,545 5.000%, 8/01/25 No Opt. Call BBB+ 2,761,147
2,990 5.000%, 8/01/26 No Opt. Call BBB+ 3,311,455
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
3,000 5.000%, 8/01/25 No Opt. Call BBB+ 3,254,790
2,575 5.000%, 8/01/26 No Opt. Call BBB+ 2,851,838
3,150 5.000%, 8/01/29 No Opt. Call BBB+ 3,645,243
10,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/1/2025)
2/25 at 100.00 BBB+ 10,698,000
11,015 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/1/2026)
2/26 at 100.00 BBB+ 12,014,501

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Evangelical Lutheran Good Samaritan Society
Project, Series 2013A:
$ 2,300 5.000%, 6/01/22, (ETM) No Opt. Call N/R (4) $ 2,314,927
500 5.000%, 6/01/23, (ETM) No Opt. Call N/R (4) 519,290
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, SCL Health System, Refunding Series 2019A:
6,495 5.000%, 1/01/26 No Opt. Call AA- 7,160,802
4,635 5.000%, 1/01/27 No Opt. Call AA- 5,216,136
5,150 5.000%, 1/01/28 No Opt. Call AA- 5,901,849
630 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021E, 1.950%, 11/01/36
5/30 at 100.00 AAA 545,876
2,500 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021H, 1.800%, 11/01/36
5/30 at 100.00 AAA 2,122,450
2,200 Colorado State, Certificates of Participation, Rural Series 2020A, 5.000%,
12/15/22
No Opt. Call Aa2 2,256,210
Colorado State, Certificates of Participation, Rural Series
2021A:
8,845 5.000%, 12/15/22 No Opt. Call Aa2 9,070,990
4,750 5.000%, 12/15/23 No Opt. Call Aa2 5,006,405
4,675 5.000%, 12/15/24 No Opt. Call Aa2 5,049,140
530 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017A, 4.500%, 12/01/27
12/22 at 103.00 N/R 542,683
13,115 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/24, (AMT)
No Opt. Call A+ 13,971,409
3,000 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2021B, 0.531%, 9/01/39, (Mandatory Put 9/1/2024) (SOFR*0.67%
reference rate + 0.350% spread) (5)
6/24 at 100.00 A 2,983,830
3,705 Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado,
Special Revenue Bonds, Refunding Series 2017A, 4.625%, 12/01/27
12/22 at 103.00 N/R 3,779,100
5,755 Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State
Generation and Transmission Association, Inc. Project, Refunding Series
2009, 2.000%, 3/01/36, (Mandatory Put 10/3/2022)
No Opt. Call A3 5,753,734
Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series
2020A:
575 5.000%, 1/15/24 No Opt. Call A- 601,415
475 5.000%, 7/15/24 No Opt. Call A- 500,146
325 5.000%, 1/15/25 No Opt. Call A- 345,381
400 5.000%, 7/15/25 No Opt. Call A- 429,100
500 3.000%, 1/15/26 No Opt. Call A- 505,070
425 5.000%, 7/15/26 No Opt. Call A- 463,582
1,425 5.000%, 1/15/27 No Opt. Call A- 1,565,491
625 5.000%, 7/15/27 No Opt. Call A- 691,519
555 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 3.000%, 12/01/25
12/24 at 103.00 N/R 548,967
500 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.375%, 12/01/30
12/25 at 102.00 N/R 503,350
805 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 4.125%,
12/01/31
3/26 at 103.00 N/R 817,896

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
186
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 6,150 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2021C-4, 2.000%, 6/01/51, (Mandatory Put 10/15/2025)
No Opt. Call N/R $ 6,092,559
Windy Gap Firming Project Water Activity Enterprise,
Colorado, Senior Revenue Bonds, Series 2021:
1,610 5.000%, 7/15/26 No Opt. Call AA 1,809,463
1,030 5.000%, 7/15/27 No Opt. Call AA 1,180,977
129,820 Total Colorado 137,666,260
Connecticut - 3.5%
7,085 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53, (Mandatory
Put 1/1/2025)
10/24 at 100.93 A+ 7,615,312
1,465 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020B-2, 5.000%, 7/01/53, (Mandatory
Put 1/1/2027)
10/26 at 100.87 A+ 1,640,976
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1:
845 4.000%, 7/01/22 No Opt. Call BBB+ 850,298
1,250 4.000%, 7/01/25 No Opt. Call BBB+ 1,308,925
1,520 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2014A, 1.100%, 7/01/48, (Mandatory Put
2/7/2023)
No Opt. Call AAA 1,512,962
27,535 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2015A, 0.375%, 7/01/35, (Mandatory Put
7/12/2024)
No Opt. Call AAA 26,378,805
35,715 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2016A-1, 1.450%, 7/01/42, (Mandatory Put
7/1/2022)
No Opt. Call AAA 35,739,286
6,655 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2017A-2, 5.000%, 7/01/42, (Mandatory Put
7/1/2022)
No Opt. Call AAA 6,717,956
6,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2017B-2, 0.550%, 7/01/37, (Mandatory Put
7/3/2023)
No Opt. Call AAA 6,768,712
17,185 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Variable Rate Demand Obligations, Series 1999-U1,
1.100%, 7/01/33, (Mandatory Put 2/11/2025)
No Opt. Call N/R 16,310,112
27,945 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49,
(Mandatory Put 7/1/2024)
1/24 at 100.00 AA- 27,847,193
1,955 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 3.750%, 11/15/33
11/27 at 100.00 AAA 2,035,331
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.600%, 11/15/34
11/28 at 100.00 AAA 4,807,950
3,515 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020A-1, 2.300%, 11/15/35
5/29 at 100.00 AAA 3,174,889
4,350 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-1, 1.950%, 11/15/35
11/29 at 100.00 AAA 3,828,522
1,190 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-2, 2.200%, 11/15/34, (AMT)
11/29 at 100.00 AAA 1,072,226
4,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021A-1, 1.700%, 5/15/34
5/30 at 100.00 AAA 3,471,760

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 3,900 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021B-1, 2.000%, 11/15/36
11/30 at 100.00 AAA $ 3,342,261
12,115 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.000%, 11/15/36
11/30 at 100.00 N/R 10,369,592
7,205 Connecticut State, General Obligation Bonds, Refunding Series 2018B,
5.000%, 4/15/22
No Opt. Call Aa3 7,214,222
Connecticut State, General Obligation Bonds, Refunding
Series 2020D:
5,950 5.000%, 7/15/22 No Opt. Call Aa3 6,017,414
5,000 5.000%, 7/15/23 No Opt. Call Aa3 5,207,000
Connecticut State, General Obligation Bonds, Refunding
Series 2021C:
20,000 5.000%, 7/15/22 No Opt. Call Aa3 20,226,600
6,875 5.000%, 7/15/24 No Opt. Call Aa3 7,336,725
9,225 5.000%, 7/15/24 No Opt. Call Aa3 9,844,551
525 Connecticut State, General Obligation Bonds, Series 2013C, 5.000%,
7/15/22
No Opt. Call Aa3 530,948
1,440 Connecticut State, General Obligation Bonds, Series 2018C, 5.000%,
6/15/22
No Opt. Call Aa3 1,451,650
1,730 Connecticut State, General Obligation Bonds, Series 2019A, 5.000%,
4/15/23
No Opt. Call Aa3 1,791,155
1,200 Connecticut State, General Obligation Bonds, Series 2020C, 3.000%,
6/01/22
No Opt. Call Aa3 1,204,080
Connecticut State, General Obligation Bonds, Series
2022A:
9,500 3.000%, 1/15/24 No Opt. Call N/R 9,690,570
12,335 4.000%, 1/15/25 No Opt. Call N/R 12,966,305
1,750 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23
No Opt. Call AA- 1,832,810
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Refunding Series
2021C:
12,000 5.000%, 1/01/23 No Opt. Call AA- 12,313,680
3,440 5.000%, 1/01/24 No Opt. Call AA- 3,625,519
4,250 North Branford, Connecticut, General Obligation Bonds, Anticipation
Notes, Series 2021, 2.000%, 8/04/22
No Opt. Call N/R 4,262,325
1,005 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Twenty-Ninth Series 2014, 5.000%, 8/01/22
No Opt. Call AA- 1,017,492
Stamford, Connecticut, General Obligation Bonds,
Refunding Series 2021A:
3,660 4.000%, 8/15/22 No Opt. Call AAA 3,698,979
8,415 4.000%, 8/15/23 No Opt. Call AAA 8,679,568
10,615 Tolland, Connecticut, General Obligation Bonds, Bond Anticipation Note
Series 2021, 1.000%, 9/15/23
No Opt. Call N/R 10,598,653
West Haven, Connecticut, General Obligation Bonds,
Series 2012:
2,095 5.000%, 8/01/22 - AGM Insured No Opt. Call AA 2,121,041
2,000 5.000%, 8/01/23 - AGM Insured 8/22 at 100.00 AA 2,020,400
1,000 5.000%, 8/01/25 - AGM Insured 8/22 at 100.00 AA 1,011,860
301,325 Total Connecticut 299,456,615

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
188
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Delaware - 0.9%
$ 14,785 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/1/2025)
10/25 at 100.00 BBB- $ 13,977,887
9,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020B, 1.250%, 10/01/40,
(Mandatory Put 10/1/2025)
10/25 at 100.00 BBB- 8,508,690
13,910 Delaware Economic Development Authority, Gas Facilities Revenue
Bonds, Delmarva Power & Light Company Project, Refunding Series
2020, 1.050%, 1/01/31, (Mandatory Put 7/1/2025)
No Opt. Call A 13,299,629
Delaware State, General Obligation Bonds, Refunding
Series 2020B:
2,080 5.000%, 7/01/22 No Opt. Call Aaa 2,100,342
1,550 5.000%, 7/01/24 No Opt. Call Aaa 1,659,523
14,880 Delaware State, General Obligation Bonds, Series 2021, 5.000%, 2/01/25 No Opt. Call AAA 16,169,352
Delaware Transportation Authority, Transportation System
Revenue Bonds, Senior Lien Series 2020:
3,245 5.000%, 7/01/26 No Opt. Call AA+ 3,646,634
4,940 5.000%, 7/01/27 No Opt. Call AA+ 5,673,145
9,815 5.000%, 7/01/28 No Opt. Call AA+ 11,486,495
74,205 Total Delaware 76,521,697
District of Columbia - 0.5%
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
8,210 5.000%, 10/01/22, (AMT) No Opt. Call Aa3 8,358,437
10,830 5.000%, 10/01/23, (AMT) No Opt. Call Aa3 11,332,729
8,875 5.000%, 10/01/24, (AMT) No Opt. Call Aa3 9,466,341
7,320 5.000%, 10/01/25, (AMT) No Opt. Call Aa3 7,944,762
1,250 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/24
No Opt. Call AA- 1,334,050
36,485 Total District of Columbia 38,436,319
Florida - 3.6%
4,305 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Refunding Series 2019B-2, 5.000%,
12/01/37, (Mandatory Put 12/1/2026)
6/26 at 100.00 A 4,736,189
Broward County, Florida, Airport System Revenue Bonds,
Series 2015A:
5,000 5.000%, 10/01/24, (AMT) No Opt. Call A1 5,328,100
5,725 5.000%, 10/01/25, (AMT) No Opt. Call A1 6,213,629
2,395 5.000%, 10/01/26, (AMT) 10/25 at 100.00 A1 2,603,604
4,185 5.000%, 10/01/27, (AMT) 10/25 at 100.00 A1 4,542,190
1,040 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/23, (AMT)
No Opt. Call A1 1,083,888
1,085 Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding
Various Areas Series 2017, 2.125%, 9/01/22 - AGM Insured
No Opt. Call AA 1,089,340
11,050 Citizens Property Insurance Corporation, Florida, Coastal Account Senior
Secured Bonds, Series 2015A-1, 5.000%, 6/01/25
12/24 at 100.00 AA 11,916,762
Clay County, Florida, Sales Surtax Revenue Bonds, Series
2020.:
1,905 5.000%, 10/01/27 No Opt. Call AA 2,179,206
1,885 5.000%, 10/01/28 No Opt. Call AA 2,193,989
1,740 5.000%, 10/01/29 No Opt. Call AA 2,049,128

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 5,295 Florida Department of Transportation, Full Faith and Credit Right-of-Way
Acquisition and Bridge Construction Bonds, Refunding Series 2015A,
5.000%, 7/01/23
No Opt. Call AAA $ 5,515,696
10,665 Florida Department of Transportation, Full Faith and Credit Right-of-Way
Acquisition and Bridge Construction Bonds, Refunding Series 2021B,
5.000%, 7/01/25
No Opt. Call AAA 11,697,052
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project, Series 2019A:
18,680 6.250%, 1/01/49, (AMT), (Mandatory Put 1/1/2024), 144A 5/22 at 102.00 N/R 18,772,279
26,750 6.375%, 1/01/49, (AMT), (Mandatory Put 1/1/2026), 144A 5/22 at 103.00 N/R 26,816,340
24,930 6.500%, 1/01/49, (AMT), (Mandatory Put 1/1/2029), 144A 5/22 at 103.00 N/R 24,976,121
5,200 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A, 0.300%, 12/01/56,
(AMT), (Mandatory Put 7/1/2022)
5/22 at 100.00 N/R 5,190,432
7,395 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/2023), 144A
5/22 at 102.50 N/R 7,180,175
2,095 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 3.750%, 7/01/33
1/28 at 100.00 Aaa 2,136,104
7,975 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 2.800%, 7/01/34
7/28 at 100.00 Aaa 7,924,837
2,310 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-1, 1.800%, 7/01/36
1/30 at 100.00 Aaa 1,932,916
2,855 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 1.800%, 7/01/36
7/30 at 100.00 Aaa 2,424,323
4,335 Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2017C, 5.000%, 6/01/28
6/27 at 100.00 AAA 4,938,215
8,280 Florida State Department of Transportation Financing Corporation,
Revenue Bonds, Series 2020, 5.000%, 7/01/23
No Opt. Call AA+ 8,618,818
31,351 Highlands County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding
Series 2012, 2.025%, 11/15/26, (Mandatory Put 11/15/2022)
8/22 at 101.00 N/R 31,424,949
Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Alternative Minimum
Tax Refunding Subordinate Lien Series 2022A:
2,300 5.000%, 10/01/25, (AMT) No Opt. Call N/R 2,496,305
3,080 5.000%, 10/01/26, (AMT) No Opt. Call N/R 3,398,657
2,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2022A,
5.000%, 10/01/25 (WI/DD, Settling 7/07/22)
No Opt. Call N/R 2,153,320
Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017:
3,160 5.000%, 10/01/23 - AGM Insured No Opt. Call AA 3,304,285
2,800 5.000%, 10/01/25 - AGM Insured No Opt. Call AA 3,066,532
2,340 5.000%, 10/01/26 - AGM Insured No Opt. Call AA 2,619,022
2,020 5.000%, 10/01/27 - AGM Insured 4/27 at 100.00 AA 2,293,892
2,975 5.000%, 10/01/28 - AGM Insured 4/27 at 100.00 AA 3,379,897
2,550 5.000%, 10/01/29 - AGM Insured 4/27 at 100.00 AA 2,889,303
Miami-Dade County Expressway Authority, Florida, Toll
System Revenue Bonds, Refunding Series 2014B:
1,805 5.000%, 7/01/22 No Opt. Call A 1,820,252
4,060 5.000%, 7/01/23 No Opt. Call A 4,210,829

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
190
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 3,000 Miami-Dade County Industrial Development Authority, Florida, Solid
Waste Revenue Bonds, Waste Management Inc. of Florida Project, Series
2008, 0.400%, 8/01/23, (AMT)
No Opt. Call A- $ 2,925,360
26,210 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021C, 5.000%,
11/15/52, (Mandatory Put 11/15/2026)
No Opt. Call AA 29,249,050
Orlando, Florida, Tourist Development Tax Revenue Bonds,
6th Cent Contract Payments, Refunding Senior Series
2017A:
2,135 5.000%, 11/01/29 - AGM Insured 11/27 at 100.00 AA 2,444,660
9,215 5.000%, 11/01/30 - AGM Insured 11/27 at 100.00 AA 10,520,397
2,000 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Entrance Fee 2021B-2, 1.450%, 1/01/27
No Opt. Call N/R 1,846,280
Port Saint Lucie, Florida, Utility System Revenue Bonds,
Refunding Series 2014:
500 5.000%, 9/01/22 No Opt. Call AA 507,915
575 5.000%, 9/01/23 No Opt. Call AA 601,214
South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017:
440 5.000%, 8/15/22 No Opt. Call AA- 446,006
1,795 5.000%, 8/15/23 No Opt. Call AA- 1,871,072
2,210 5.000%, 8/15/24 No Opt. Call AA- 2,351,838
5,500 5.000%, 8/15/25 No Opt. Call AA- 5,987,080
5,780 Tampa Bay, Florida, Regional Water Supply Authority, Utility System
Revenue Bonds, Series 2015A, 5.000%, 10/01/26
10/25 at 100.00 AA+ 6,381,467
115 Tolomato Community Development District, Florida, Special Assessment
Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%,
5/01/40 (6)
5/22 at 100.00 N/R 114,923
165 Tolomato Community Development District, Florida, Special Assessment
Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/22 (7)
No Opt. Call N/R 2
280 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)
5/22 at 100.00 N/R 220,195
305 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)
5/22 at 100.00 N/R 3
1,115 Two Rivers North Community Development District, Pasco County, Florida,
Special Assessment Bonds, Bond Anticipation Note Series 2022,
3.000%, 1/15/23, 144A
4/22 at 100.00 N/R 1,105,054
1,945 Two Rivers West Community Development District, Pasco County, Florida,
Special Assessment Bonds, Bond Anticipation Note Series 2022,
3.000%, 1/15/23
4/22 at 100.00 N/R 1,927,048
290,806 Total Florida 303,616,140
Georgia - 2.3%
115 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%,
1/01/29
1/24 at 100.00 Aa3 120,898
14,775 Columbus Medical Center Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Health, Series 2019A, 5.000%,
7/01/54, (Mandatory Put 7/1/2026)
1/26 at 100.00 AA- 16,256,046
8,335 Columbus Medical Center Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%,
7/01/54, (Mandatory Put 7/1/2029)
1/29 at 100.00 AA- 9,646,012

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 1,680 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Second Resolution Series 2013, 5.000%, 10/01/22
No Opt. Call Aa3 $ 1,711,718
4,040 Fayette County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Piedmont Healthcare, Inc. Project, Series 2019A, 5.000%,
7/01/54, (Mandatory Put 7/1/2024)
1/24 at 100.00 AA- 4,249,312
2,885 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2020A, 2.750%, 12/01/35
6/29 at 100.00 AAA 2,772,745
2,750 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2021A, 2.250%, 12/01/36
12/30 at 100.00 N/R 2,447,225
Georgia Ports Authority, Revenue Bonds, Series 2021:
2,365 5.000%, 7/01/24 No Opt. Call N/R 2,525,631
5,870 5.000%, 7/01/25 No Opt. Call N/R 6,420,547
Georgia State Road and Tollway Authority, Federal Highway
Grant Anticipation Revenue Bonds, Series 2020:
4,100 5.000%, 6/01/22 No Opt. Call AA 4,126,076
3,500 5.000%, 6/01/23 No Opt. Call AA 3,632,545
5,045 5.000%, 6/01/24 No Opt. Call AA 5,371,361
10,750 Georgia State, General Obligation Bonds, Series 2015A, 5.000%, 2/01/24 No Opt. Call AAA 11,372,640
5,035 Georgia State, General Obligation Bonds, Series 2017A, 5.000%, 2/01/32 2/27 at 100.00 AAA 5,696,952
35,780 Georgia State, General Obligation Bonds, Series 2021A, 5.000%, 7/01/24 No Opt. Call AAA 38,267,426
4,590 Georgia State, General Obligation Bonds, Tranche 1 Series 2016A,
5.000%, 2/01/25
No Opt. Call AAA 4,985,107
6,050 Georgia State, General Obligation Bonds, Tranche 2 Series 2016A,
5.000%, 2/01/28
2/26 at 100.00 AAA 6,724,575
14,905 Gwinnett County Water and Sewerage Authority, Georgia, Revenue
Bonds, Refunding Series 2021, 4.000%, 8/01/24
No Opt. Call AAA 15,621,931
Henry County School District, Georgia, General Obligation
Bonds, Series 2021:
2,885 4.000%, 8/01/24 No Opt. Call AA+ 3,021,749
1,980 4.000%, 8/01/25 No Opt. Call AA+ 2,108,086
11,910 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/2/2024)
9/24 at 100.43 Aa2 12,430,586
10,060 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019C, 4.000%, 3/01/50, (Mandatory Put 9/1/2026)
6/26 at 100.50 A3 10,496,604
5,060 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021C, 4.000%, 5/01/52, (Mandatory Put 12/1/2028)
9/28 at 100.69 A3 5,341,994
16,900 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/1/2027), 144A
5/27 at 100.81 N/R 17,343,456
2,585 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Series 2020B, 5.000%, 9/01/25
No Opt. Call AA 2,841,716
183,950 Total Georgia 195,532,938
Hawaii - 0.5%
17,130 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call A- 17,308,666
4,500 Hawaii State, Airport System Revenue Bonds, Refunding Series 2022B,
5.000%, 7/01/24, (AMT)
No Opt. Call N/R 4,767,930
10,490 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Deparment of Budget and Finance of the State
of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call A- 10,632,349

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
192
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Hawaii (continued)
$ 5,755 Honolulu City and County, Hawaii, General Obligation Bonds, Refunding
Series 2017D, 5.000%, 9/01/30
9/27 at 100.00 Aa1 $ 6,573,534
2,170 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26
7/25 at 100.00 Aa2 2,369,965
40,045 Total Hawaii 41,652,444
Idaho - 0.6%
Idaho Health Facilities Authority, Revenue Bonds, Saint
Luke's Health System Project, Series 2018A:
4,500 5.000%, 3/01/25 No Opt. Call A- 4,864,545
6,020 5.000%, 3/01/26 No Opt. Call A- 6,652,642
4,320 5.000%, 3/01/27 No Opt. Call A- 4,869,374
4,815 5.000%, 3/01/29 9/28 at 100.00 A- 5,572,111
4,880 5.000%, 3/01/31 9/28 at 100.00 A- 5,633,667
10,500 Idaho State, Tax Anticipation Notes, Series 2021, 3.000%, 6/30/22 No Opt. Call N/R 10,553,130
12,935 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call BBB- 13,150,626
47,970 Total Idaho 51,296,095
Illinois - 5.5%
Adams County School District 172, Quincy, Illinois, General
Obligation Bonds, Series 2016:
1,290 5.000%, 2/01/25 - AGM Insured No Opt. Call AA 1,388,104
1,455 5.000%, 2/01/27 - AGM Insured 2/26 at 100.00 AA 1,603,803
Chanpaign County Community Unit School District 4,
Illinois, General Obligation Bonds, School Building Series
2020A:
445 0.000%, 1/01/23 No Opt. Call AA 438,601
550 0.000%, 1/01/26 No Opt. Call AA 494,219
780 0.000%, 1/01/27 No Opt. Call AA 679,021
585 0.000%, 1/01/28 No Opt. Call AA 491,950
19,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A
12/27 at 100.00 BB 22,750,805
12,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/22
No Opt. Call BB 12,247,440
3,205 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A, 4.000%, 12/01/22
No Opt. Call BB 3,254,357
4,800 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/22
No Opt. Call BB 4,898,976
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019A:
1,065 0.000%, 12/01/25 No Opt. Call BB 955,038
1,455 0.000%, 12/01/26 No Opt. Call BB 1,260,976
3,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2021B, 5.000%, 12/01/31
12/30 at 100.00 BB 3,580,655
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
4,365 5.000%, 1/01/23, (ETM) No Opt. Call BBB+ (4) 4,474,823
1,910 5.000%, 1/01/23, (ETM) No Opt. Call N/R (4) 1,958,056
7,725 5.000%, 1/01/24 No Opt. Call BBB+ 8,062,892
4,260 5.000%, 1/01/25 No Opt. Call BBB+ 4,526,335
1,970 5.000%, 1/01/26 No Opt. Call BBB+ 2,118,735

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Cook County High School District 212 Leyden, Illinois,
General Obligation Bonds, Limited Tax Series 2016C:
$ 1,025 5.000%, 12/01/23 No Opt. Call AA $ 1,072,211
1,825 5.000%, 12/01/25 12/24 at 100.00 AA 1,973,081
2,830 Cook County Township High School District 225 Northfield, Illinois,
General Obligation Bonds, Series 2016A, 5.000%, 12/01/22
No Opt. Call AAA 2,898,741
Cook County, Illinois, General Obligation Bonds, Refunding
Series 2012C:
3,445 5.000%, 11/15/27 11/22 at 100.00 A+ 3,516,105
3,200 5.000%, 11/15/33 11/22 at 100.00 A+ 3,261,472
2,100 Cook County, Illinois, General Obligation Bonds, Refunding Series 2021B,
4.000%, 11/15/24
No Opt. Call N/R 2,197,986
DuPage County School District 58 Downers Grove,
Illinois, General Obligation Bonds, Limited Tax Capital
Appreciation School Series 2018:
980 0.000%, 12/15/26 No Opt. Call N/R 861,684
20 0.000%, 12/15/26, (ETM) No Opt. Call N/R (4) 18,025
1,050 0.000%, 12/15/27 No Opt. Call Aa1 892,185
8,080 Grundy, Kendall, and Will Counties Community Consolidated School
District 201, Minooka, Illinois, General Obligation Bonds, Refunding
School Series 2019, 3.000%, 10/15/27
10/26 at 100.00 AA- 8,288,302
20,800 Illinois Development Finance Authority, Revenue Bonds, St Vincent de
Paul Center Project, Series 2000A, 2.450%, 11/15/39, (Mandatory Put
3/3/2026)
No Opt. Call AA+ 20,761,312
11,300 Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project, Series
2012, 1.250%, 11/01/38, (Mandatory Put 11/1/2026)
No Opt. Call A 10,733,531
10,155 Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance
Senior Credit Group, Series 2012E-1, 2.250%, 11/15/42, (Mandatory Put
4/29/2022)
No Opt. Call AA+ 10,162,718
4,040 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/23
No Opt. Call AA+ 4,154,938
8,665 Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2012, 5.000%, 9/01/27, (Pre-refunded 9/01/22)
9/22 at 100.00 AA+ (4) 8,799,307
Illinois Finance Authority, Revenue Bonds, Centegra Health
System, Series 2014A:
770 5.000%, 9/01/22, (ETM) No Opt. Call AA+ (4) 782,097
620 5.000%, 9/01/23, (ETM) No Opt. Call AA+ (4) 647,999
2,240 5.000%, 9/01/24, (ETM) No Opt. Call AA+ (4) 2,400,451
865 5.000%, 9/01/25, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 926,960
2,770 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/22
No Opt. Call A3 2,833,765
Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A:
1,060 5.000%, 7/01/23 No Opt. Call AA- 1,103,375
995 5.000%, 7/01/24 No Opt. Call AA- 1,062,581
1,010 Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Refunding Series 2017C, 5.000%, 3/01/25
No Opt. Call AA- 1,093,012
Illinois Finance Authority, Revenue Bonds, Swedish
Covenant Hospital, Series 2016A:
1,000 5.000%, 8/15/22, (ETM) No Opt. Call N/R (4) 1,013,690
1,075 5.000%, 8/15/24, (ETM) No Opt. Call N/R (4) 1,146,885
2,000 5.000%, 8/15/25, (ETM) No Opt. Call N/R (4) 2,184,680
3,000 5.000%, 8/15/26, (ETM) No Opt. Call N/R (4) 3,350,370

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
194
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 3,265 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2021A, 5.000%, 10/01/25
No Opt. Call AA+ $ 3,583,860
4,900 Illinois Finance Authority, Water Facilities Revenue Bonds, American Water
Capital Corporation Project, Refunding Series 2020, 0.700%, 5/01/40,
(Mandatory Put 9/1/2023)
No Opt. Call A 4,801,314
10,135 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 1.950%, 10/01/36
4/30 at 100.00 Aaa 8,681,742
2,650 Illinois Municipal Electric Agency, Power Supply System Revenue Bonds,
Refunding Series 2015A, 5.000%, 2/01/25
No Opt. Call A1 2,859,085
5,000 Illinois State, General Obligation Bonds, December Series 2017A, 5.000%,
12/01/24
No Opt. Call BBB 5,332,650
Illinois State, General Obligation Bonds, November Series
2017D:
18,575 5.000%, 11/01/22 No Opt. Call BBB 18,920,681
29,610 5.000%, 11/01/23 No Opt. Call BBB 30,900,108
12,780 5.000%, 11/01/24 No Opt. Call BBB 13,607,888
1,295 5.000%, 11/01/25 No Opt. Call BBB 1,402,265
7,970 3.250%, 11/01/26 No Opt. Call BBB 8,126,292
8,340 5.000%, 11/01/26 No Opt. Call BBB 9,126,295
15,380 5.000%, 11/01/27 No Opt. Call BBB 16,956,142
9,050 5.000%, 11/01/28 11/27 at 100.00 BBB 9,992,195
5,000 Illinois State, General Obligation Bonds, November Series 2019B, 5.000%,
11/01/30
11/29 at 100.00 BBB 5,579,650
10,610 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/28
2/27 at 100.00 BBB 11,595,987
Illinois State, General Obligation Bonds, Refunding March
Series 2021C:
7,500 4.000%, 3/01/23 No Opt. Call BBB 7,635,525
3,300 4.000%, 3/01/24 No Opt. Call BBB 3,405,336
3,860 Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/25 7/23 at 100.00 BBB 4,056,976
3,095 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 12/01/22
No Opt. Call AA- 3,168,321
35 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2016A, 5.000%, 12/01/32
1/26 at 100.00 AA- 38,258
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Refunding Senior Lien Series 2019C:
5,295 5.000%, 1/01/27 No Opt. Call AA- 5,979,273
10,075 5.000%, 1/01/28 No Opt. Call AA- 11,569,324
11,970 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014D, 5.000%, 1/01/24
No Opt. Call AA- 12,607,163
Joliet, Illinois, Waterworks and Sewer Revenue Bonds,
Senior Lien Anticipation Notes Series 2022:
5,000 5.000%, 1/01/24 (WI/DD, Settling 4/12/22) No Opt. Call N/R 5,224,600
5,000 5.000%, 1/01/25 (WI/DD, Settling 4/12/22) No Opt. Call N/R 5,331,650
Kane County Community Unit School District 304 Geneva,
Illinois, General Obligation Bonds, Refunding Series 2016:
2,630 5.000%, 1/01/26 No Opt. Call AA+ 2,898,602
5,180 5.000%, 1/01/27 1/26 at 100.00 AA+ 5,748,505
LaSalle and Bureau Counties High School District 120
LaSalle-Peru, Illinois, General Obligation Bonds, School
Building Series 2017:
1,000 5.000%, 12/01/22 - BAM Insured No Opt. Call AA 1,022,690
1,085 5.000%, 12/01/23 - BAM Insured No Opt. Call AA 1,136,071
1,235 5.000%, 12/01/26 - BAM Insured No Opt. Call AA 1,379,384

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019:
$ 1,495 4.000%, 12/01/25 No Opt. Call Aa2 $ 1,595,524
1,770 4.000%, 12/01/26 No Opt. Call Aa2 1,916,326
Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and
Greene Counties Community College District 536, Illinois,
General Obligation Bonds, Lewis & Clark Community
College, Refunding Series 2020:
250 4.000%, 5/01/22 - AGM Insured No Opt. Call AA 250,513
350 4.000%, 5/01/23 - AGM Insured No Opt. Call AA 357,402
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2017B:
775 5.000%, 12/15/25 No Opt. Call BBB+ 837,643
1,925 5.000%, 12/15/26 No Opt. Call BBB+ 2,108,222
360 5.000%, 12/15/27 No Opt. Call BBB+ 398,869
1,945 5.000%, 12/15/28 12/27 at 100.00 BBB+ 2,144,401
650 5.000%, 12/15/30 12/27 at 100.00 BBB+ 712,264
333 Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds,
Series 2018, 2.850%, 3/01/24 - BAM Insured
No Opt. Call AA 337,006
North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019:
1,000 4.000%, 2/01/33 - BAM Insured 2/28 at 100.00 AA 1,051,180
1,000 4.000%, 2/01/36 - BAM Insured 2/28 at 100.00 AA 1,048,470
1,895 4.000%, 2/01/40 - BAM Insured 2/28 at 100.00 AA 1,978,304
2,000 4.000%, 2/01/44 - BAM Insured 2/28 at 100.00 AA 2,074,760
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
325 5.000%, 10/01/25 - BAM Insured No Opt. Call AA 353,876
250 5.000%, 10/01/26 - BAM Insured No Opt. Call AA 277,210
Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017:
4,295 5.000%, 6/01/22 No Opt. Call A 4,320,083
2,310 5.000%, 6/01/23 No Opt. Call A 2,388,009
2,605 5.000%, 6/01/24 No Opt. Call A 2,752,521
6,045 5.000%, 6/01/25 No Opt. Call A 6,513,669
Round Lake, Lake County, Illinois, Special Tax Bonds,
Lakewood Grove Special Service Areas 1, 3 & 4, Refunding
Series 2017:
1,133 3.200%, 3/01/24 - BAM Insured No Opt. Call AA 1,148,692
1,000 3.300%, 3/01/25 - BAM Insured No Opt. Call AA 1,021,370
1,258 3.450%, 3/01/26 - BAM Insured No Opt. Call AA 1,295,602
1,218 3.600%, 3/01/28 - BAM Insured 3/27 at 100.00 AA 1,273,991
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A:
4,500 5.000%, 1/01/25 No Opt. Call AA- 4,811,985
5,870 5.000%, 1/01/26 No Opt. Call AA- 6,390,024
2,340 5.000%, 1/01/28 No Opt. Call AA- 2,631,985
Southwestern Illinois Development Authority, Health
Facility Revenue Bonds, Hospital Sisters Services, Inc.
Obligated Group, Series 2017A:
2,715 5.000%, 2/15/26 No Opt. Call A+ 3,004,772
3,655 5.000%, 2/15/27 No Opt. Call A+ 4,125,143
6,820 Winnebago-Boone Counties School District 205 Rockford, Illinois, General
Obligation Bonds, Series 2013, 0.000%, 2/01/23
No Opt. Call A+ 6,703,651
440,187 Total Illinois 461,813,548

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
196
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana - 2.9%
Crown Point Multi-School Building Corporation, Indiana,
First Mortgage Bonds, Crown Point Community School
Corporation, Series 2021:
$ 3,000 5.000%, 7/15/25 No Opt. Call N/R $ 3,271,530
3,015 5.000%, 1/15/26 No Opt. Call N/R 3,324,701
12,430 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/1/2026)
No Opt. Call A2 11,441,069
4,500 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2021B,
0.650%, 8/01/25
No Opt. Call A2 4,152,600
30,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
Fulcrum CenterPoint, LLC Project, Series 2021, 0.280%, 12/15/45, (AMT),
(Mandatory Put 11/15/2022), 144A
5/22 at 100.00 N/R 29,776,200
1,100 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call B- 1,137,884
13,500 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Long Term Rate Series 2019B, 2.250%,
12/01/58, (Mandatory Put 7/1/2025)
1/25 at 100.00 AA 13,658,760
8,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding Series 2011M, 0.700%, 12/01/46,
(Mandatory Put 1/1/2026)
6/25 at 100.00 AA 7,581,200
145 Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital
Project, Series 2014A, 5.000%, 10/01/23, (ETM)
No Opt. Call N/R (4) 151,883
5,680 Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East
End Crossing Project, Series 2013A, 5.000%, 7/01/48, (Pre-refunded
7/01/23), (AMT)
7/23 at 100.00 A- (4) 5,884,594
Indiana Finance Authority, Wastewater Utility Revenue
Bonds, CWA Authority Project, Refunding First Lien Series
2021-1:
10,455 5.000%, 10/01/22 No Opt. Call AA 10,650,299
1,500 5.000%, 10/01/22 No Opt. Call AA- 1,528,020
4,500 5.000%, 10/01/23 No Opt. Call AA 4,717,035
5,000 5.000%, 10/01/24 No Opt. Call AA 5,374,700
2,095 5.000%, 10/01/25 No Opt. Call AA 2,305,548
4,960 5.000%, 10/01/26 No Opt. Call AA 5,585,357
Indiana Finance Authority, Wastewater Utility Revenue
Bonds, CWA Authority Project, Series 2015A:
830 5.000%, 10/01/23 No Opt. Call AA 870,031
1,000 5.000%, 10/01/24 No Opt. Call AA 1,074,940
1,800 5.000%, 10/01/25 10/24 at 100.00 AA 1,928,988
1,250 5.000%, 10/01/26 10/24 at 100.00 AA 1,338,937
850 5.000%, 10/01/27 10/24 at 100.00 AA 910,265
Indiana Health Facility Financing Authority, Revenue Bonds,
Ascension Health, Series 2011A-2:
9,930 2.000%, 11/15/36, (Mandatory Put 2/1/2023) No Opt. Call AA+ 9,947,179
70 2.000%, 11/15/36, (Pre-refunded 2/01/23) 2/23 at 100.00 N/R (4) 70,150
3,500 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020B-1, 1.950%, 7/01/35
7/29 at 100.00 Aaa 3,073,770
1,250 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.900%, 7/01/36
7/30 at 100.00 Aaa 1,073,100
2,540 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 1.900%, 7/01/36
7/30 at 100.00 Aaa 2,220,824

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 260 Indiana State University Board of Trustees, Indiana State University
Housing and Dining System Revenue Bonds, Series 2014, 4.000%,
4/01/22
No Opt. Call AA- $ 260,000
8,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks
Project, Series 2007B, 5.250%, 7/01/24 - NPFG Insured
No Opt. Call AA 8,550,560
3,250 Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Citizens Energy Group, Refunding 2nd Lien Series 2020A, 5.000%,
8/15/22
No Opt. Call AA 3,296,507
10,785 Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25
No Opt. Call AA 11,850,450
Indianapolis, Indiana, Thermal Energy System Revenue
Bonds, Refunding First Lien Series 2014A:
505 5.000%, 10/01/22 No Opt. Call A+ 514,156
710 5.000%, 10/01/23 No Opt. Call A+ 743,065
465 5.000%, 10/01/24 No Opt. Call A+ 498,322
545 5.000%, 10/01/25 10/24 at 100.00 A+ 585,433
810 5.000%, 10/01/26 10/24 at 100.00 A+ 869,065
Indianapolis, Indiana, Thermal Energy System Revenue
Bonds, Refunding First Lien Series 2016A:
4,690 5.000%, 10/01/22 No Opt. Call A+ 4,775,030
10,000 5.000%, 10/01/23 No Opt. Call A+ 10,465,700
5,605 Mount Vernon, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company Project, Refunding Series
2015, 0.875%, 9/01/55, (AMT), (Mandatory Put 9/1/2023)
No Opt. Call A1 5,493,461
2,500 Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating
Company Project, Refunding Series 1995A, 1.350%, 7/01/25,
(Mandatory Put 9/1/2022)
No Opt. Call A- 2,501,400
2,750 Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating
Company Project, Refunding Series 1995B, 1.350%, 7/01/25,
(Mandatory Put 9/1/2022)
No Opt. Call A- 2,751,540
12,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company Project, Series 2008D, 0.750%, 4/01/25
No Opt. Call N/R 11,246,640
13,020 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company, Series 2002A, 2.750%, 6/01/25
No Opt. Call A- 13,144,211
1,595 Vanderburgh County,Indiana, Redevelopment District Tax Increment
Revenue bonds, Refunding Series 2014, 4.000%, 2/01/24
No Opt. Call A 1,646,630
3,585 Warrick County, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company, Series 2015, 0.875%,
9/01/55, (AMT), (Mandatory Put 9/1/2023)
No Opt. Call A1 3,513,658
7,200 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refunidng Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/5/2026)
No Opt. Call A2 7,896,240
10,000 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 5.000%, 11/01/45, (AMT),
(Mandatory Put 11/1/2022)
No Opt. Call A2 10,182,000
10,970 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2016A, 5.000%, 3/01/46, (AMT),
(Mandatory Put 3/1/2023)
No Opt. Call A2 11,264,544
242,145 Total Indiana 245,098,176

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
198
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa - 0.7%
Des Moines Metropolitan Wastewater Reclamation
Authority, Iowa, Sewer Revenue Bonds, Refunding Series
2021A:
$ 2,450 5.000%, 6/01/24 No Opt. Call AA $ 2,610,647
2,575 5.000%, 6/01/25 No Opt. Call AA 2,814,063
Des Moines, Iowa, General Obligation Bonds, Series
2021F:
4,925 5.000%, 6/01/22 No Opt. Call AA+ 4,957,062
4,170 5.000%, 6/01/23 No Opt. Call AA+ 4,331,837
4,385 5.000%, 6/01/24 No Opt. Call AA+ 4,676,383
4,610 5.000%, 6/01/25 No Opt. Call AA+ 5,046,890
4,915 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25
12/23 at 100.00 BB- 5,090,760
9,730 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50,
(Mandatory Put 12/1/2033)
12/22 at 103.00 BB- 10,149,558
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Green Series 2021A, 1.850%,
7/01/35
7/30 at 100.00 AAA 2,617,260
2,220 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.450%, 7/01/34
1/29 at 100.00 AAA 2,060,759
2,545 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 2.500%, 1/01/35
7/29 at 100.00 AAA 2,419,048
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.000%, 7/01/36
7/30 at 100.00 AAA 2,616,030
1,955 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.000%, 7/01/36
1/31 at 100.00 AAA 1,713,049
1,425 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Seenior Lien Series Class 2 Series 2021B-1, 0.375%, 6/01/30
No Opt. Call A 1,421,979
3,150 West Des Moines, Iowa, General Obligation Bonds, Urban Renewal Series
2021B, 5.000%, 6/01/24
No Opt. Call AAA 3,361,397
55,055 Total Iowa 55,886,722
Kansas - 0.7%
9,610 Bel Aire, Kansas, General Obligation Bonds, Temporary Notes Series
2021B, 0.375%, 12/01/24
12/23 at 100.00 N/R 8,960,460
5,300 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2021A,
4.000%, 10/01/23
No Opt. Call Aaa 5,477,921
Kansas Development Finance Authority, Kansas, Revenue
Bonds, State of Kansas Projects, Series 2021P:
4,570 5.000%, 5/01/22 No Opt. Call Aa3 4,583,847
4,245 5.000%, 5/01/23 No Opt. Call Aa3 4,393,532
4,445 5.000%, 5/01/24 No Opt. Call Aa3 4,724,102
10,000 Olathe, Kansas, General Obligation Bonds, Temporary Notes Series
2021A, 4.000%, 8/01/22
No Opt. Call N/R 10,099,000
20,485 Wichita, Kansas, General Obligation Bonds, Temporary Notes Series 2021-
306, 4.000%, 10/15/22
No Opt. Call N/R 20,786,744
58,655 Total Kansas 59,025,606

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky - 2.8%
$ 6,050 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2004A, 1.750%, 10/01/34,
(AMT), (Mandatory Put 9/1/2026)
No Opt. Call A1 $ 5,735,339
30,000 Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky
Utilities Company Project, Refunding Series 2016A, 1.550%, 9/01/42,
(Mandatory Put 9/1/2026)
No Opt. Call A1 28,741,800
Kentucky Asset/Liability Commission, General Fund
Revenue Project Notes, Refunding Series 2021A:
3,845 5.000%, 11/01/23 No Opt. Call A1 4,036,788
2,220 5.000%, 11/01/24 No Opt. Call A1 2,386,811
Kentucky Economic Development Finance Authority,
Hospital Revenue Bonds, Owensboro Health, Refunding
Series 2017A:
1,375 5.000%, 6/01/22 No Opt. Call Baa2 1,382,989
6,000 5.000%, 6/01/24 No Opt. Call Baa2 6,343,680
4,200 5.000%, 6/01/25 No Opt. Call Baa2 4,540,242
4,500 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 125, Refunding Series 2021A, 5.000%, 9/01/22
No Opt. Call A1 4,565,115
12,905 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Subordinated Anticipation
Note Series 2021, 3.000%, 10/14/22
No Opt. Call N/R 13,033,276
Louisville/Jefferson County Metro Government, Kentucky,
Revenue Bonds, Catholic Health Initiatives, Series 2012A:
3,025 5.000%, 12/01/23, (Pre-refunded 6/01/22) 6/22 at 100.00 BBB+ (4) 3,044,148
2,995 5.000%, 12/01/24, (Pre-refunded 6/01/22) 6/22 at 100.00 BBB+ (4) 3,013,959
4,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2001A, 0.900%, 9/01/26
No Opt. Call A1 3,680,920
8,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2001B, 1.350%, 11/01/27, (AMT)
No Opt. Call A1 7,282,720
18,070 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2005A, 1.750%, 2/01/35, (Mandatory Put 7/1/2026)
No Opt. Call A1 17,871,953
24,685 Northern Kentucky Water District, Revenue Bonds, Bond Anticipation Note
Series 2021A, 0.375%, 2/01/23
8/22 at 100.00 N/R 24,351,752
Northern Kentucky Water District, Revenue Bonds,
Refunding Series 2021B:
4,485 4.000%, 2/01/23 No Opt. Call N/R 4,578,109
4,675 4.000%, 2/01/24 No Opt. Call N/R 4,857,044
4,865 4.000%, 2/01/25 No Opt. Call N/R 5,142,208
3,565 Oldham County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Refunding Second Series 2016, 4.000%,
9/01/27
No Opt. Call A1 3,874,121
2,545 Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2020, 0.700%,
6/01/40, (Mandatory Put 9/1/2023)
No Opt. Call A 2,493,744
25,675 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/1/2024)
1/24 at 100.37 A2 26,444,223
9,570 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/1/2025)
10/24 at 100.24 A2 9,930,789
5,430 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018C-1, 4.000%, 12/01/49, (Mandatory Put 6/1/2025)
3/25 at 100.19 A1 5,636,231

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
200
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 10,790 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/1/2028)
11/27 at 100.47 A1 $ 11,408,159
3,075 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2001A, 0.625%, 9/01/26
No Opt. Call A1 2,769,253
7,400 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2001B, 1.350%, 11/01/27, (AMT)
No Opt. Call A1 6,829,830
20,165 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/1/2027)
No Opt. Call A1 18,468,922
1,735 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2013, 5.000%, 4/01/23, (ETM)
No Opt. Call A+ (4) 1,767,410
235,845 Total Kentucky 234,211,535
Louisiana - 4.2%
2,140 East Baton Rouge Parish, Louisiana, Sales Tax Revenue Bonds, Refunding
Road & Street Improvement Series 2015, 5.000%, 8/01/22
No Opt. Call AA 2,166,301
17,500 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Big
Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT), (Mandatory Put
12/1/2024)
No Opt. Call N/R 16,938,600
2,595 Louisiana Citizens Property Insurance Corporation, Assessment Revenue
Bonds, Refunding Series 2015, 5.000%, 6/01/22 - AGM Insured
No Opt. Call AA 2,611,660
Louisiana Citizens Property Insurance Corporation,
Assessment Revenue Bonds, Refunding Series 2016A:
33,435 5.000%, 6/01/23 No Opt. Call A1 34,677,779
9,040 5.000%, 6/01/24 No Opt. Call A1 9,546,059
845 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 2.100%, 12/01/36
6/30 at 100.00 N/R 741,783
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Womans Hospital Foundation Project, Refunding
Series 2017A:
1,000 3.000%, 10/01/22 No Opt. Call A 1,008,360
1,825 5.000%, 10/01/23 No Opt. Call A 1,909,990
1,105 5.000%, 10/01/24 No Opt. Call A 1,181,400
3,000 4.000%, 10/01/25 No Opt. Call A 3,167,550
2,245 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Parish Road
Improvements Project, Series 2015, 5.000%, 8/01/24
No Opt. Call AA 2,397,997
24,310 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB 24,666,628
6,070 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2007A, 1.650%, 9/01/27, (Mandatory Put
12/1/2023)
No Opt. Call A3 6,029,027
7,025 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2013A, 1.650%, 9/01/33, (Mandatory Put
12/1/2023)
No Opt. Call A3 6,977,581
1,050 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/22
No Opt. Call A 1,054,725
11,235 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50, (Mandatory
Put 5/15/2025)
11/24 at 102.04 A 12,136,946

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 29,790 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/1/2025)
No Opt. Call A+ $ 32,222,353
7,165 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-3. Term Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/1/2023)
No Opt. Call A+ 7,422,080
Louisiana Public Facilities Authority, Revenue Bonds,
University of New Orleans Research and Technology
Foundation, Inc.- Student Housing Project, Refunding
Series 2014:
580 5.000%, 9/01/22 - AGM Insured No Opt. Call AA 588,799
1,445 5.000%, 9/01/23 - AGM Insured No Opt. Call AA 1,507,987
1,565 5.000%, 9/01/24 - AGM Insured No Opt. Call AA 1,673,658
2,020 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2020, 5.000%, 7/03/23
1/23 at 100.00 BBB+ 2,062,258
Louisiana Stadium and Exposition District, Revenue
Refunding Bonds, Senior Lien Series 2013A:
7,265 5.000%, 7/01/26 7/23 at 100.00 A2 7,554,074
1,345 5.000%, 7/01/29 7/23 at 100.00 A2 1,398,518
Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2017C:
2,595 5.000%, 5/01/29 11/27 at 100.00 AA- 2,966,993
3,010 5.000%, 5/01/30 11/27 at 100.00 AA- 3,426,253
3,070 5.000%, 5/01/31 11/27 at 100.00 AA- 3,480,797
15,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding
Second Lien Series 2017D-1, 0.600%, 5/01/43, (Mandatory Put
5/1/2023)
5/22 at 100.00 Aa3 14,886,600
Louisiana State, General Obligation Bonds, Grant
Anticipation Series 2021:
7,500 5.000%, 9/01/22 No Opt. Call AA 7,619,700
4,590 5.000%, 9/01/23 No Opt. Call AA 4,802,517
7,015 Louisiana State, General Obligation Bonds, Refunding Series 2014C,
5.000%, 8/01/22
No Opt. Call AA- 7,104,722
6,245 Louisiana State, General Obligation Bonds, Series 2015A, 5.000%, 5/01/23 No Opt. Call AA- 6,464,199
New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A:
12,000 5.000%, 12/01/22 No Opt. Call A+ 12,288,240
11,000 5.000%, 12/01/23 No Opt. Call A+ 11,569,470
9,000 5.000%, 12/01/24 No Opt. Call A+ 9,681,660
4,950 5.000%, 12/01/25 No Opt. Call A+ 5,445,297
New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015:
1,040 5.000%, 6/01/24 No Opt. Call A 1,101,828
675 5.000%, 6/01/26 6/25 at 100.00 A 735,500
6,655 Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds,
Valero Project, Series 2010, 4.000%, 12/01/40, (Mandatory Put 6/1/2022)
No Opt. Call BBB 6,677,427
2,780 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/1/2030), 144A
No Opt. Call BB- 3,288,962
3,665 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/1/2025), 144A
No Opt. Call BB- 3,954,352
19,965 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 4/1/2023)
No Opt. Call BBB- 19,865,774

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
202
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 18,220 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-2, 2.100%, 6/01/37,
(Mandatory Put 7/1/2024)
No Opt. Call BBB- $ 17,960,001
20,420 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/1/2026)
No Opt. Call BBB- 19,773,299
10,010 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/1/2026)
No Opt. Call BBB- 9,762,253
1,680 Terrebonne Levee and Conservation District, Louisiana, Public
Improvement Sales Tax Bonds, Series 2013, 5.000%, 7/01/22, (Pre-
refunded 7/01/23), (ETM)
No Opt. Call A+ (4) 1,696,145
346,680 Total Louisiana 356,194,102
Maine - 0.4%
Auburn, Maine, General Obligation Bonds, Edward Little
High School Project, Series 2021:
1,250 4.000%, 11/01/22 No Opt. Call AA- 1,269,775
600 4.000%, 11/01/23 No Opt. Call AA- 621,222
1,110 4.000%, 11/01/24 No Opt. Call AA- 1,169,119
610 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2021A, 5.000%, 7/01/24 - AGM Insured
No Opt. Call AA 650,461
2,765 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 1.850%, 11/15/36
5/30 at 100.00 AA+ 2,377,319
1,165 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.300%, 11/15/35
5/29 at 100.00 AA+ 1,058,321
3,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2021B, 2.050%, 11/15/36
5/30 at 100.00 AA+ 2,633,400
2,030 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 1.900%, 11/15/36
11/30 at 100.00 AA+ 1,724,749
2,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021D, 2.200%, 11/15/36
11/30 at 100.00 N/R 1,768,880
4,500 Maine State, General Obligation Bonds, Series 2020B, 5.000%, 6/01/23 No Opt. Call AA 4,676,265
Maine State, General Obligation Bonds, Series 2021B:
4,135 4.000%, 6/01/25 No Opt. Call N/R 4,398,069
940 4.000%, 6/01/26 No Opt. Call AA 1,016,554
5,455 5.000%, 6/01/27 No Opt. Call AA 6,251,375
29,560 Total Maine 29,615,509
Maryland - 1.8%
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
540 5.000%, 9/01/23 No Opt. Call CCC 543,775
2,000 5.000%, 9/01/26 No Opt. Call CCC 2,032,020
5,055 Howard County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Project, Series 2021A, 5.000%, 8/15/25
No Opt. Call AAA 5,563,028
6,820 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 2.700%, 9/01/34
3/29 at 100.00 Aa1 6,497,482
4,250 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.300%, 9/01/35
3/29 at 100.00 Aa1 3,844,890

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 4,670 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020D, 1.950%, 9/01/35
9/29 at 100.00 Aa1 $ 4,042,912
12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.800%, 9/01/36
3/30 at 100.00 Aa1 10,207,560
Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B:
500 0.150%, 9/01/22 No Opt. Call Aa1 497,745
540 0.200%, 3/01/23 No Opt. Call Aa1 532,100
580 0.250%, 9/01/23 No Opt. Call Aa1 565,981
8,310 1.875%, 9/01/36 3/30 at 100.00 Aa1 7,140,783
12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.200%, 9/01/36
9/30 at 100.00 N/R 10,568,880
8,795 Maryland Economic Development Corporation, Pollution Control Revenue
Bonds, Potomac Electric Power Company, Refunding Series 2019,
1.700%, 9/01/22
No Opt. Call A- 8,808,896
5,235 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-1, 5.000%,
7/01/45, (Mandatory Put 7/1/2025)
1/25 at 100.00 A 5,631,185
Maryland Health and Higher Educational Facilities
Authority, Maryland, Hospital Revenue Bonds, Meritus
Medical Center, Series 2015:
1,000 5.000%, 7/01/22 No Opt. Call A- 1,009,140
250 5.000%, 7/01/23 No Opt. Call A- 259,977
500 5.000%, 7/01/24 No Opt. Call A- 533,280
Maryland Health and HIgher Educational Facilities
Authority, Revenue Bonds, Adventist Healthcare Inc., Series
2021:
795 5.000%, 1/01/23 No Opt. Call Baa3 815,185
545 5.000%, 1/01/24 No Opt. Call Baa3 573,433
1,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2022A, 5.000%, 6/01/26
No Opt. Call N/R 1,109,350
39,895 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
Bidding Group 1 Second Series 2021A, 5.000%, 8/01/27
No Opt. Call AAA 45,912,363
10,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2016, 4.000%, 6/01/29
6/24 at 100.00 N/R 10,423,100
4,400 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport
Project, Series 2019, 5.000%, 6/01/25, (AMT)
No Opt. Call A 4,725,864
4,560 Montgomery County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Series 2018A, 5.000%, 11/01/29
11/28 at 100.00 AAA 5,358,912
3,550 Prince George's County, Maryland, General Obligation Consolidated
Public Improvement Bonds, Series 2020A, 5.000%, 7/15/23
No Opt. Call AAA 3,701,585
12,315 Prince George's County, Maryland, General Obligation Consolidated
Public Improvement Bonds, Series 2021A, 5.000%, 7/01/26
No Opt. Call AAA 13,844,523
150,105 Total Maryland 154,743,949
Massachusetts - 2.5%
36,215 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Anticipation Note Subordinated Sustainability Series 2021, 4.000%,
5/01/25
No Opt. Call AA 38,396,592

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
204
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 20,045 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2020B-2, 5.000%, 7/01/22
No Opt. Call AA $ 20,239,035
20 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 5.000%, 7/01/25
No Opt. Call AA 21,896
Massachusetts Development Finance Agency Revenue
Bonds, Lawrence General Hospital Issue, Series 2014A:
690 5.000%, 7/01/22 No Opt. Call B- 690,110
625 5.000%, 7/01/23 No Opt. Call B- 625,175
735 5.000%, 7/01/24 No Opt. Call B- 733,861
795 5.000%, 7/01/25 7/24 at 100.00 B- 793,521
1,500 Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-1, 5.000%, 7/01/25
No Opt. Call A 1,638,705
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
2,780 5.000%, 7/01/29 7/28 at 100.00 A 3,217,266
2,750 5.000%, 7/01/30 7/28 at 100.00 A 3,173,280
2,515 5.000%, 7/01/31 7/28 at 100.00 A 2,895,671
2,100 5.000%, 7/01/32 7/28 at 100.00 A 2,414,832
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2020G:
115 5.000%, 7/15/22, 144A No Opt. Call BB+ 116,017
125 5.000%, 7/15/23, 144A No Opt. Call BB+ 128,965
130 5.000%, 7/15/24, 144A No Opt. Call BB+ 136,410
125 5.000%, 7/15/25, 144A No Opt. Call BB+ 133,525
160 5.000%, 7/15/26, 144A No Opt. Call BB+ 173,715
170 5.000%, 7/15/27, 144A No Opt. Call BB+ 187,216
175 5.000%, 7/15/28, 144A No Opt. Call BB+ 195,013
325 5.000%, 7/15/29, 144A No Opt. Call BB+ 366,226
220 5.000%, 7/15/30, 144A No Opt. Call BB+ 250,365
815 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/23
No Opt. Call BBB+ 845,579
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/1/2025)
1/25 at 100.00 AA+ 1,851,060
2,000 Massachusetts Health and Educational Facilities Authority, Variable Rate
Demand Revenue Bonds, University of Massachusetts Issue, Series
2000A, 2.450%, 11/01/30, (Mandatory Put 4/1/2026)
No Opt. Call Aa2 2,000,000
2,225 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
2.750%, 12/01/34
12/28 at 100.00 AA 2,162,655
1,740 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-3,
0.875%, 12/01/23
6/22 at 100.00 AA 1,710,298
2,020 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2021B-2, 0.800%, 12/01/25
6/24 at 100.00 N/R 1,874,964
7,250 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Notes, Series 2021, 0.250%, 12/01/22
5/22 at 100.00 N/R 7,185,185
5,000 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 1.950%, 12/01/35
6/30 at 100.00 AA+ 4,296,750
1,000 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.000%, 12/01/36
6/30 at 100.00 AA+ 866,180
2,675 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-222, 2.000%, 12/01/36
6/30 at 100.00 AA+ 2,302,720
7,385 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223, 2.150%, 12/01/36
12/30 at 100.00 N/R 6,470,146

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 6,360 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2020E, 5.000%, 11/01/25
No Opt. Call Aa1 $ 7,031,680
14,050 Massachusetts State, General Obligation Bonds, Refunding Series 2015A,
5.000%, 7/01/23
No Opt. Call Aa1 14,630,265
40,525 Massachusetts State, General Obligation Bonds, Refunding Series 2020A,
5.000%, 6/01/44, (Mandatory Put 6/1/2023)
No Opt. Call Aa1 42,040,635
22,000 Massachusetts State, General Obligation Bonds, Refunding Series 2021B,
5.000%, 11/01/24
No Opt. Call N/R 23,716,440
5,300 University of Massachusetts Building Authority, Revenue Bonds, Refunding
Senior Series 2021-1, 5.000%, 11/01/25
No Opt. Call Aa2 5,850,087
10,850 Weymouth, Massachusetts, General Obligation Bonds, Bond Anticipation
Bond Series 2021, 1.500%, 8/26/22
No Opt. Call N/R 10,862,557
205,510 Total Massachusetts 212,224,597
Michigan - 1.6%
1,000 Birmingham Public Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Refunding Series 2020,
4.000%, 5/01/23
No Opt. Call Aa2 1,025,900
14,355 Michigan Finance Authority, State Aid Revenue Notes, Series 2020A-1,
3.000%, 7/20/22
No Opt. Call N/R 14,443,714
Michigan Finance Authority, Tobacco Settlement Asset-
Backed Bonds, 2007 Sold Tobacco Receipts, Series
2020A-CL-1:
1,100 4.000%, 6/01/22 No Opt. Call A 1,105,104
2,000 4.000%, 6/01/23 No Opt. Call A 2,040,040
2,200 5.000%, 6/01/25 No Opt. Call A 2,360,424
2,500 5.000%, 6/01/27 No Opt. Call A 2,769,625
2,450 5.000%, 6/01/29 No Opt. Call A 2,779,991
15,240 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding Series 2010F-1, 4.000%, 11/15/47,
(Mandatory Put 6/1/2023)
No Opt. Call AA+ 15,605,912
6,750 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.550%, 10/01/33
10/27 at 100.00 AA 6,903,090
4,385 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 0.550%, 4/01/25
10/22 at 100.00 AA 4,186,710
Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C:
3,505 3.550%, 6/01/29 12/27 at 100.00 AA+ 3,627,324
1,805 3.350%, 12/01/34 6/28 at 100.00 AA+ 1,813,159
5,215 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2016A, 3.100%, 12/01/31
6/26 at 100.00 AA+ 5,244,256
9,770 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.700%, 12/01/34
12/28 at 100.00 AA+ 9,345,591
14,835 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.350%, 12/01/35
6/30 at 100.00 AA+ 13,399,565
6,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 1.950%, 12/01/36
12/30 at 100.00 AA+ 5,130,060
12,860 Michigan State, Grant Anticipation Bonds, Refunding Federal Highway
Series 2016, 5.000%, 3/15/25
No Opt. Call N/R 13,979,849
10,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 5.000%, 11/15/28
No Opt. Call AA+ 11,736,800

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
206
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
Michigan State, Trunk Line Fund Bonds, Rebuilding
Michigan Program, Series 2021A:
$ 1,305 5.000%, 11/15/22 No Opt. Call AA+ $ 1,334,532
5,250 5.000%, 11/15/23 No Opt. Call AA+ 5,519,850
5,045 5.000%, 11/15/24 No Opt. Call AA+ 5,442,697
620 5.000%, 11/15/25 No Opt. Call AA+ 685,900
2,285 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine
Project, Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put
10/1/2026)
No Opt. Call Ba2 2,393,081
1,205 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc., Series
2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/1/2024)
No Opt. Call A- 1,151,209
2,525 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds,
William Beaumont Hospital Obligated Group, Refunding Series 2014D,
5.000%, 9/01/22
No Opt. Call A+ 2,564,567
134,205 Total Michigan 136,588,950
Minnesota - 0.9%
13,040 Minneapolis, Minnesota, General Obligation Bonds, Series 2021, 4.000%,
12/01/25
No Opt. Call N/R 13,997,788
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2014A:
1,830 5.000%, 1/01/24 No Opt. Call A+ 1,925,471
10 5.000%, 1/01/25 1/24 at 100.00 A+ 10,504
1,295 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020B, 2.400%, 1/01/35
7/29 at 100.00 AA+ 1,280,651
2,360 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.250%, 7/01/35
7/29 at 100.00 AA+ 2,161,264
4,345 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 1.875%, 7/01/35
1/30 at 100.00 AA+ 3,824,339
5,730 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021D, 2.000%, 7/01/36
7/30 at 100.00 AA+ 5,045,265
5,100 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021F, 2.000%, 7/01/36
1/31 at 100.00 AA+ 4,490,550
8,470 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.150%, 7/01/36
1/31 at 100.00 N/R 7,603,858
3,310 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2022A, 2.600%, 7/01/37
7/31 at 100.00 N/R 3,090,249
2,255 Minnesota Rural Water Finance Authority, Public Projects Construction
Notes, Series 2021B, 0.300%, 8/01/22
5/22 at 100.00 N/R 2,245,800
28,320 Minnesota State, General Obligation Bonds, Refunding State Trunk
Highway Series 2020E, 2.000%, 8/01/22
No Opt. Call AAA 28,412,040
900 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 5.000%, 1/01/23
No Opt. Call A- 922,914
2,890 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Refunding Series 2014B, 5.000%, 5/01/22
No Opt. Call AA- 2,898,901
79,855 Total Minnesota 77,909,594
Mississippi - 0.5%
1,000 Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control
Refunding Revenue Bonds (Weyerhaeuser Company Project), Series
1992A, 6.800%, 4/01/22
No Opt. Call BBB 1,000,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi (continued)
$ 7,500 Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control
Revenue Bonds, International Paper Company Project, Refunding Series
2022, 2.650%, 4/01/37, (Mandatory Put 4/1/2027)
No Opt. Call N/R $ 7,436,925
6,865 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
3/24 at 100.00 A- 6,992,689
7,670 Mississippi Business Finance Corporation, Revenue Bonds, System Energy
Resources, Inc. Project, Refunding Series 2019, 2.500%, 4/01/22
4/22 at 100.00 BBB+ 7,670,000
1,000 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2020A, 2.250%, 12/01/35
6/29 at 100.00 Aaa 902,610
565 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 1.800%, 12/01/35
6/30 at 100.00 Aaa 481,900
9,750 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Refunding Series 2020A-1, 5.000%,
9/01/44, (Mandatory Put 9/1/2025)
3/25 at 100.00 BBB+ 10,572,607
3,680 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24
No Opt. Call BBB+ 3,907,829
3,395 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
North Mississippi Health Services, Series 2020-II, 5.000%, 10/01/40,
(Mandatory Put 3/1/2027)
12/26 at 100.00 AA 3,752,392
Mississippi State, Gaming Tax Revenue Bonds, Series
2019A:
350 5.000%, 10/15/22 No Opt. Call A+ 356,507
250 5.000%, 10/15/23 No Opt. Call A+ 260,932
205 5.000%, 10/15/24 No Opt. Call A+ 219,479
1,245 5.000%, 10/15/25 No Opt. Call A+ 1,364,271
43,475 Total Mississippi 44,918,141
Missouri - 1.4%
Branson Industrial Development Authority, Missouri,
Tax Increment Revenue Bonds, Branson Shoppes
Redevelopment Project, Refunding Series 2017A:
765 4.000%, 11/01/22 No Opt. Call N/R 767,394
755 4.000%, 11/01/23 No Opt. Call N/R 759,606
Jackson County Reorganized School District R-7, Lees
Summit, Missouri, General Obligation Bonds, Refunding &
School Building Series 2020:
7,715 4.000%, 3/01/29 No Opt. Call AA+ 8,604,154
7,570 4.000%, 3/01/30 3/29 at 100.00 AA+ 8,393,389
24,750 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Market-
Adjusted Tax Exempt Securities Series 1992, 1.600%, 12/01/22
5/22 at 100.00 A 24,752,227
5,035 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A 5,022,211
11,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 A 10,972,060
5,195 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 A 5,106,685
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Saint Louis College
of Pharmacy, Series 2013:
2,545 4.000%, 5/01/22 No Opt. Call BBB 2,550,115
1,320 5.000%, 5/01/23 No Opt. Call BBB 1,361,026

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
208
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 830 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2019C, 2.500%, 11/01/34
5/29 at 100.00 AA+ $ 823,692
1,095 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021A, 1.950%, 11/01/36
5/30 at 100.00 AA+ 956,899
1,950 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021B, 1.800%, 11/01/36
5/30 at 100.00 AA+ 1,634,958
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding
Series 2014A:
2,420 5.000%, 1/01/25 No Opt. Call A 2,602,468
5,100 5.000%, 1/01/26 1/25 at 100.00 A 5,473,269
20,000 Missouri Public Utilities Commission, Interim Construction Notes, Series
2022, 0.750%, 8/01/23
11/22 at 100.00 N/R 19,593,600
Saint Charles County Francis Howell School District,
Missouri, General Obligation Bonds, Series 2020:
2,005 4.000%, 3/01/30 3/28 at 100.00 AA 2,193,590
1,480 4.000%, 3/01/31 3/28 at 100.00 AA 1,615,968
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St.
Louis International Airport, Refunding Series 2015:
1,000 5.000%, 7/01/22 No Opt. Call A2 1,009,290
1,085 5.000%, 7/01/23 No Opt. Call A2 1,127,347
9,385 The Board of Education of the City of St. Louis, Missouri, General
Obligation Refunding Bonds, Series 2022, 4.000%, 4/01/24 - BAM
Insured
No Opt. Call N/R 9,728,491
113,000 Total Missouri 115,048,439
Montana - 0.4%
31,390 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%,
8/01/23
No Opt. Call A 31,439,910
Lewis and Clark County School District 9 East Helena,
Montana, General Obligation Bonds, School Building
Series 2018:
1,000 5.000%, 7/01/27 No Opt. Call A+ 1,136,670
1,055 5.000%, 7/01/28 No Opt. Call A+ 1,216,637
1,335 5.000%, 7/01/29 7/28 at 100.00 A+ 1,539,108
770 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-
1, 1.850%, 12/01/36
6/30 at 100.00 AA+ 661,722
500 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B,
1.850%, 12/01/36
12/30 at 100.00 AA+ 424,340
36,050 Total Montana 36,418,387
National - 0.0%
2,766 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36
No Opt. Call AA+ 2,875,641
Nebraska - 0.5%
8,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Series 2018A, 5.000%, 3/01/50, (Mandatory Put 1/1/2024)
10/23 at 100.43 A2 8,321,680
815 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%,
11/15/53, (Mandatory Put 11/15/2025)
8/25 at 100.00 AA- 889,939

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
$ 1,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015,
5.000%, 11/01/22
No Opt. Call A $ 1,021,120
Douglas County School District 17 Millard, Nebraska,
General Obligation Bonds, Series 2020:
1,275 5.000%, 12/15/28 No Opt. Call AA 1,501,236
1,520 5.000%, 12/15/29 No Opt. Call AA 1,817,798
1,590 5.000%, 12/15/30 No Opt. Call AA 1,928,495
1,915 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D, 2.600%, 9/01/34
3/29 at 100.00 AA+ 1,814,367
8,620 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.350%, 9/01/35
3/29 at 100.00 AA+ 8,042,805
2,430 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.850%, 9/01/35
3/30 at 100.00 AA+ 2,116,311
3,405 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.100%, 9/01/36
9/30 at 100.00 AA+ 2,985,266
1,500 Nebraska Public Power District, General Revenue Bonds, Series 2021A.
Forward Delivery, 5.000%, 1/01/23
No Opt. Call A+ 1,539,885
Omaha, Nebraska, General Obligation Bonds, Various
Purpose and Refunding Bonds, Series 2021:
1,170 5.000%, 4/15/24 No Opt. Call N/R 1,241,265
825 5.000%, 4/15/25 No Opt. Call N/R 900,240
775 5.000%, 4/15/26 No Opt. Call N/R 862,854
1,645 Papio-Missouri River Natural Resources District, Nebraska, Flood
Protection and Water Quality Enhancement Revenue Bonds, Series
2017, 5.000%, 12/15/22, (Pre-refunded 6/15/22)
6/22 at 100.00 AA (4) 1,658,292
6,450 Washington County, Nebraska, Wastewater and Solid Waste Disposal
Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand
Series 2012, 0.900%, 9/01/30, (AMT), (Mandatory Put 9/1/2025)
No Opt. Call A 6,154,977
42,935 Total Nebraska 42,796,530
Nevada - 1.2%
Clark County School District, Nevada, General Obligation
Bonds, Limited Tax Building Series 2020A:
1,000 3.000%, 6/15/22 No Opt. Call A+ 1,003,830
1,000 3.000%, 6/15/24 - AGM Insured No Opt. Call AA 1,023,180
Clark County School District, Nevada, General Obligation
Bonds, Limited Tax Building Series 2021B:
7,110 5.000%, 6/15/24 No Opt. Call N/R 7,571,297
7,465 5.000%, 6/15/25 No Opt. Call N/R 8,136,850
7,850 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Various Purpose Medium-Term Series 2021C, 5.000%, 6/15/25
No Opt. Call N/R 8,556,500
Clark County, Nevada, Airport Revenue Bonds, Junior
Subordinate Lien Notes Series 2021B:
1,500 5.000%, 7/01/22, (AMT) No Opt. Call A1 1,513,380
1,925 5.000%, 7/01/23, (AMT) No Opt. Call A1 1,996,514
2,050 5.000%, 7/01/24, (AMT) No Opt. Call A1 2,172,057
3,100 5.000%, 7/01/25, (AMT) No Opt. Call A1 3,347,132
Clark County, Nevada, Highway Revenue Bonds, Indexed
Fuel Tax & Motor Vehicle Fuel Tax Series 2021:
2,730 5.000%, 7/02/22 No Opt. Call AA- 2,756,017
3,355 5.000%, 7/01/23 No Opt. Call AA- 3,490,173
3,520 5.000%, 7/01/24 No Opt. Call AA- 3,748,694
3,700 5.000%, 7/01/25 No Opt. Call AA- 4,043,360

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
210
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 1,860 Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power
Company Project, Refunding Series 2017, 1.650%, 1/01/36, (Mandatory
Put 3/31/2023)
No Opt. Call A+ $ 1,857,861
Las Vegas Convention and Visitors Authority, Nevada,
Revenue Bonds, Refunding Series 2017B:
840 5.000%, 7/01/23 No Opt. Call Aa3 873,314
910 5.000%, 7/01/25 No Opt. Call Aa3 988,479
Las Vegas Valley Water District, Nevada, General
Obligation Bonds, Limited Tax Refunding Series 2021C:
6,500 5.000%, 6/01/24 No Opt. Call Aa1 6,929,065
13,660 5.000%, 6/01/25 No Opt. Call Aa1 14,936,937
Las Vegas Valley Water District, Nevada, General
Obligation Bonds, Limited Tax Refunding Water Series
2021A:
2,935 5.000%, 6/01/22 No Opt. Call Aa1 2,953,901
13,020 5.000%, 6/01/24 No Opt. Call Aa1 13,879,450
Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A:
1,970 1.850%, 10/01/33 10/30 at 100.00 AA+ 1,733,856
1,970 2.000%, 10/01/36 10/30 at 100.00 AA+ 1,709,330
3,000 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021B, 2.200%, 10/01/36
10/30 at 100.00 N/R 2,637,030
4,560 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Senior Lien Series 2021D, 0.250%, 12/01/22
4/22 at 100.00 N/R 4,527,533
145 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.500%,
6/15/24, 144A
No Opt. Call Ba2 144,044
97,675 Total Nevada 102,529,784
New Hampshire - 0.3%
8,420 National Finance Authority, New Hampshire, Pollution Control Revenue
Bonds, New York State Electric & Gas Corporation Project, Refunding
Series 2022A, 4.000%, 12/01/28, (AMT)
No Opt. Call N/R 8,800,331
13,100 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%,
10/01/33, (Mandatory Put 10/2/2023)
No Opt. Call A 13,199,036
2,710 New Hampshire State, General Obligation Bonds, Capital Improvement
Series 2020C, 5.000%, 12/01/26
No Opt. Call Aa1 3,075,525
24,230 Total New Hampshire 25,074,892
New Jersey - 6.5%
8,515 Bergen County Improvement Authority, New Jersey, County Guaranteed
Project Note, Bergen New Bridge Medical Center Project, Series 2020,
3.000%, 8/15/22
No Opt. Call N/R 8,567,367
10,000 Berkeley Township, New Jersey, General Obligation Bonds, Anticipation
Notes, Series 2021B, 1.000%, 8/30/22
No Opt. Call N/R 9,987,800
30,750 Burlington County Bridge Commission, New Jersey, Governmental
Leasing Program Revenue Bonds, County Guaranteed, Series 2021A,
1.000%, 4/14/22
No Opt. Call N/R 30,750,308
5,900 Burlington County Bridge Commission, New Jersey, Governmental
Leasing Program Revenue Bonds, Series 2021C, 2.000%, 11/10/22
No Opt. Call N/R 5,920,650
Delaware River Port Authority, New Jersey and
Pennsylvania, Revenue Bonds, Refunding Series 2018B:
8,940 5.000%, 1/01/23 No Opt. Call A+ 9,178,430
6,730 5.000%, 1/01/24 No Opt. Call A+ 7,094,160

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
Delran Township, New Jersey, General Obligation Bonds,
Series 2019:
$ 1,000 2.000%, 10/15/27 No Opt. Call AA $ 969,150
1,000 2.000%, 10/15/28 No Opt. Call AA 952,260
1,000 2.000%, 10/15/29 No Opt. Call AA 932,040
26,550 Essex County, New Jersey, General Obligation Bonds, Bond Antiipation
Notes, Series 2021, 1.000%, 8/30/22
No Opt. Call N/R 26,518,671
1,150 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT)
No Opt. Call BBB- 1,194,562
Gloucester Township, New Jersey, General Obligation
Bonds, Series 2019:
3,640 2.000%, 2/01/26 - BAM Insured No Opt. Call AA 3,508,050
3,975 2.000%, 2/01/27 - BAM Insured No Opt. Call AA 3,785,869
10,425 Hudson County Improvement Authority, County Guaranteed Pooled
Notes, Series 2021C-1, 1.000%, 8/16/22
No Opt. Call N/R 10,420,413
Hudson County Improvement Authority, New Jersey,
County Secured Lease Revenue Bonds, Hudson County
Courthouse Project, Series 2020:
570 4.000%, 10/01/25 No Opt. Call AA 607,563
755 5.000%, 10/01/26 No Opt. Call AA 848,461
20,000 Mercer County, New Jersey, General Obligation Bonds, Bond Anticipation
Series 2021A, 1.000%, 6/08/22
No Opt. Call N/R 19,993,200
850 Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2020, 4.000%, 12/01/22
No Opt. Call AAA 865,207
16,508 Montgomery Township, New Jersey, General Obligation Bonds, Bond
Anticipation Note Series 2021, 1.500%, 8/19/22
No Opt. Call N/R 16,522,782
New Jersey Economic Development Authority, Cigarette
Tax Revenue Refunding Bonds, Series 2012:
1,475 5.000%, 6/15/22, (ETM) No Opt. Call BBB (4) 1,486,770
520 5.000%, 6/15/22, (ETM) No Opt. Call AA (4) 524,202
6,565 5.000%, 6/15/23, (Pre-refunded 6/15/22) 6/22 at 100.00 BBB (4) 6,617,389
4,970 5.000%, 6/15/24, (Pre-refunded 6/15/22) 6/22 at 100.00 BBB (4) 5,009,661
8,620 5.000%, 6/15/25, (Pre-refunded 6/15/22) 6/22 at 100.00 BBB (4) 8,688,787
6,000 5.000%, 6/15/26, (Pre-refunded 6/15/22) 6/22 at 100.00 BBB (4) 6,047,880
795 4.250%, 6/15/27, (Pre-refunded 6/15/22) 6/22 at 100.00 BBB (4) 800,175
10,065 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/29
No Opt. Call Baa1 11,455,983
5,730 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3 5,757,676
10,545 New Jersey Economic Development Authority, Revenue Bonds, Municipal
Rehabilitation, Refunding Series 2019A, 5.250%, 4/01/25
No Opt. Call BBB 11,375,946
17,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.000%, 6/15/22
No Opt. Call Baa1 17,121,550
3,145 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.000%, 6/15/26
No Opt. Call Baa1 3,459,123
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Social Series 2021QQQ:
245 5.000%, 6/15/23 No Opt. Call Baa1 253,516
300 5.000%, 6/15/24 No Opt. Call Baa1 317,109
575 5.000%, 6/15/25 No Opt. Call Baa1 620,362

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
212
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 2,000 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2012II,
5.000%, 3/01/25
4/22 at 100.00 Baa1 $ 2,003,600
7,330 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2014PP,
5.000%, 6/15/30, (Pre-refunded 6/15/24)
6/24 at 100.00 Baa1 (4) 7,814,147
2,740 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 1.200%, 11/01/34, (AMT), (Mandatory Put 6/1/2023)
No Opt. Call A+ 2,713,997
2,500 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020C, 1.150%, 6/01/23, (AMT)
No Opt. Call A+ 2,469,950
9,180 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020E, 0.850%, 12/01/25, (AMT)
No Opt. Call A+ 8,446,334
5,340 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Term Series 2019B-1, 5.000%,
7/01/43, (Mandatory Put 7/1/2024)
4/24 at 100.87 AA- 5,674,818
4,830 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Term Series 2019B-2, 5.000%,
7/01/42, (Mandatory Put 7/1/2025)
4/25 at 100.85 AA- 5,283,006
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2021B:
3,500 0.650%, 5/01/24 No Opt. Call N/R 3,391,990
6,335 0.750%, 11/01/24 No Opt. Call N/R 6,099,908
New Jersey Infrastructure Bank, Environmental
Infrastructure Bonds, Green Series 2021A-1:
3,785 5.000%, 9/01/22 No Opt. Call AAA 3,845,560
3,955 5.000%, 9/01/23 No Opt. Call AAA 4,137,563
4,125 5.000%, 9/01/24 No Opt. Call AAA 4,427,569
4,295 5.000%, 9/01/25 No Opt. Call AAA 4,727,506
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
7,830 4.000%, 6/01/23 No Opt. Call A3 8,008,054
11,005 5.000%, 6/01/24 No Opt. Call A3 11,656,826
17,580 5.000%, 6/01/25 No Opt. Call A3 19,048,985
18,265 5.000%, 6/01/26 No Opt. Call A3 20,193,419
5,725 5.000%, 6/01/27 No Opt. Call A3 6,435,243
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A:
14,880 3.000%, 6/15/22 No Opt. Call A+ 14,935,800
1,885 5.000%, 6/15/22 No Opt. Call A+ 1,899,458
4,370 5.000%, 6/15/24 No Opt. Call A+ 4,643,824
5,220 5.000%, 6/15/28 6/26 at 100.00 A+ 5,779,741
3,070 5.000%, 6/15/29 6/26 at 100.00 A+ 3,398,551
315 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006A, 5.500%, 12/15/22
No Opt. Call Baa1 323,130
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019A:
5,700 5.000%, 12/15/24 No Opt. Call Baa1 6,090,336
5,185 5.000%, 12/15/25 No Opt. Call Baa1 5,647,658
9,780 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/32
12/28 at 100.00 Baa1 10,938,832

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2021A:
$ 3,095 5.000%, 6/15/26 No Opt. Call Baa1 $ 3,404,129
2,500 5.000%, 6/15/27 No Opt. Call Baa1 2,785,600
Newark Board of Education, Essex County, New Jersey,
General Obligation Bonds, School Energy Savings Series
2021:
150 5.000%, 7/15/22 No Opt. Call BBB+ 151,661
350 5.000%, 7/15/23 No Opt. Call BBB+ 364,353
500 5.000%, 7/15/24 No Opt. Call BBB+ 531,045
7,000 Newark, New Jersey, General Obligation Bonds, Capital Improvement
Bond Anticipation Notes, Series 2021E, 1.250%, 10/03/22
No Opt. Call N/R 6,994,470
1,700 Passaic Valley Sewer Commissioners, New Jersey, Sewer Revenue Bonds,
Series 2010G, 5.750%, 12/01/22
No Opt. Call A2 1,747,685
2,150 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Chambers Project, Refunding Series 2014A,
5.000%, 12/01/23, (AMT)
No Opt. Call BBB 2,208,115
15,110 Somerset County, New Jersey, General Obligation Bonds, Bond
Anticpation Notes Series 2021, 1.000%, 9/07/22
No Opt. Call N/R 15,086,731
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
2,460 5.000%, 6/01/22 No Opt. Call A 2,472,497
1,455 5.000%, 6/01/23 No Opt. Call A 1,501,182
9,420 5.000%, 6/01/24 No Opt. Call A 9,915,021
6,095 5.000%, 6/01/25 No Opt. Call A 6,542,007
10,190 5.000%, 6/01/26 No Opt. Call A 11,136,753
6,145 5.000%, 6/01/29 6/28 at 100.00 A 6,885,472
3,900 5.000%, 6/01/31 6/28 at 100.00 A- 4,337,697
2,005 4.000%, 6/01/37 6/28 at 100.00 A- 2,101,060
4,930 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 3.200%, 6/01/27
No Opt. Call BBB 4,937,296
6,795 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.250%, 7/15/28
7/26 at 100.00 AA- 6,600,731
26,062 Toms River, Ocean County, New Jersey, General Obligation Bonds, BAN
Series 2021, 1.000%, 6/15/22
No Opt. Call N/R 26,056,266
Union County, New Jersey, General Obligation Bonds,
Series 2018:
6,695 3.000%, 3/01/28 9/25 at 100.00 Aaa 6,864,049
6,105 3.000%, 3/01/29 9/25 at 100.00 Aaa 6,247,674
530,345 Total New Jersey 547,060,371
New Mexico - 0.5%
13,500 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010A,
0.875%, 6/01/40, (Mandatory Put 10/1/2026)
No Opt. Call N/R 12,449,430
5,475 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010B,
2.125%, 6/01/40, (Mandatory Put 6/1/2022)
No Opt. Call BBB 5,478,997
1,835 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34
1/29 at 100.00 Aaa 1,777,234
1,990 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 1.950%, 7/01/36
7/30 at 100.00 Aaa 1,740,773
985 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 1.875%, 7/01/36
7/30 at 100.00 Aaa 847,957

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
214
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico (continued)
$ 6,610 New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue
Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%, 11/01/39,
(Mandatory Put 5/1/2025)
2/25 at 100.73 Aa2 $ 7,109,121
San Juan County, New Mexico, Gross Receipts Tax Revenue
Bonds, Refunding Series 2015A:
1,510 5.000%, 6/15/22 No Opt. Call A+ 1,521,733
1,565 5.000%, 6/15/23 No Opt. Call A+ 1,623,187
1,625 5.000%, 6/15/24 No Opt. Call A+ 1,726,822
1,690 5.000%, 6/15/25 No Opt. Call A+ 1,839,362
1,760 5.000%, 6/15/26 6/25 at 100.00 A+ 1,909,283
750 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo
Retirement Residences Project, Series 2019B-2, 2.250%, 5/15/24
5/22 at 100.00 BB+ 745,995
1,000 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo
Retirement Residences Project, TEMPS 85 Series 2019B-1, 2.625%,
5/15/25
5/22 at 100.00 BB+ 1,000,010
745 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 3.750%, 5/01/28, 144A
No Opt. Call N/R 721,726
41,040 Total New Mexico 40,491,630
New York - 8.8%
27,235 Binghamton, New York, General Obligation Bonds, Anticipation Notes,
Various Improvements Series 2021, 1.000%, 4/15/22
No Opt. Call N/R 27,233,073
32,565 Dormitory Authority of the State of New York,  State Personal Income Tax
Revenue Bonds,  General Purpose, Series 2021B, 5.000%, 3/15/27
No Opt. Call AA+ 36,881,165
1,725 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A, 5.000%, 9/01/27
No Opt. Call BBB- 1,880,164
500 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48, (Mandatory Put
5/1/2026)
11/25 at 100.00 A- 548,085
530 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Hospitals Center, Series 2014, 5.000%, 7/01/23
No Opt. Call A 551,020
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated Group,
Series 2017:
1,000 5.000%, 12/01/22, 144A No Opt. Call BBB- 1,022,890
2,000 5.000%, 12/01/23, 144A No Opt. Call BBB- 2,097,140
Dormitory Authority of the State of New York, Revenue
Bonds, Rochester Institute of Technology, Series
2020A.  Forward Delivery:
1,780 5.000%, 7/01/22 No Opt. Call A1 1,797,408
1,010 5.000%, 7/01/24 No Opt. Call A1 1,074,701
1,000 5.000%, 7/01/25 No Opt. Call A1 1,088,530
8,725 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 5.000%, 2/15/27
No Opt. Call AA+ 9,864,485
18,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2020A. Bidding Group 1 thru
5, 5.000%, 3/15/25, (ETM)
No Opt. Call AA+ (4) 19,552,500
3,490 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 5.000%, 3/15/26
No Opt. Call AA+ 3,872,679
10,000 Evans-Brant Central School District, Erie County, New York, General
Oligation Bonds, Series 2021C, 1.500%, 6/24/22
No Opt. Call N/R 10,013,000
24,337 Guilderland Central School District, Albany County, New York, General
Obligation Bonds,  Series 2021, 1.250%, 7/29/22
No Opt. Call N/R 24,338,151

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 17,107 Lake Placid Central School District, Essex County, New York, General
Obligation Bonds, Anticipation Notes Series 2021, 1.500%, 6/24/22
No Opt. Call N/R $ 17,118,102
4,040 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Mandatory Tender Series 2020B, 0.850%, 9/01/50, (Mandatory
Put 9/1/2025)
3/25 at 100.00 N/R 3,835,899
11,850 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Notes Series 2021, 1.000%, 9/01/25
9/23 at 100.00 A 11,233,089
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2000A:
700 0.000%, 6/01/22 - AGM Insured No Opt. Call AA 698,768
1,350 0.000%, 6/01/23 - AGM Insured No Opt. Call AA 1,320,556
1,065 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2020A, 5.000%, 9/01/25
No Opt. Call A 1,171,873
5,020 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Refunding Green Series 2016B-2,
5.000%, 11/15/32
11/26 at 100.00 AA 5,546,899
16,640 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22
No Opt. Call N/R 16,709,389
39,930 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22
No Opt. Call N/R 40,484,628
25,730 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019F, 5.000%, 11/15/22
No Opt. Call N/R 26,238,939
14,405 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23
No Opt. Call N/R 14,757,346
1,085 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%,
11/15/24
No Opt. Call A3 1,161,438
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2020E:
1,500 5.000%, 11/15/30 No Opt. Call A3 1,726,770
2,250 5.000%, 11/15/32 11/30 at 100.00 A3 2,529,945
7,735 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2012F, 5.000%, 11/15/30
11/22 at 100.00 A3 7,883,744
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2012D:
1,055 5.000%, 11/15/26 11/22 at 100.00 A3 1,075,425
2,525 5.000%, 11/15/29 11/22 at 100.00 A3 2,573,556
6,450 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Variable Rate Demand Obligations, Series 2005D-1, 0.518%,
11/01/35, (Mandatory Put 4/1/2024) (SOFR*0.67% reference rate +
0.330% spread) (5)
1/24 at 100.00 A3 6,410,268
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014B:
2,010 5.000%, 7/01/23 No Opt. Call A- 2,089,717
1,075 5.000%, 7/01/24 No Opt. Call A- 1,142,155
685 5.000%, 7/01/25 7/24 at 100.00 A- 728,881
1,065 5.000%, 7/01/26 7/24 at 100.00 A- 1,131,051
1,500 5.000%, 7/01/27 7/24 at 100.00 A- 1,592,010
10,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Green Bond 2021K-
2, 0.900%, 11/01/60, (Mandatory Put 1/1/2026)
10/24 at 100.00 N/R 9,416,700

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
216
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 5,530 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-1B, 2.000%, 11/01/35
5/28 at 100.00 AA+ $ 4,759,118
2,490 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-2, 0.700%, 5/01/60, (Mandatory Put 11/1/2024)
11/22 at 100.00 AA+ 2,379,419
26,480 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2018C-2A,
2.350%, 7/01/22
4/22 at 100.00 AA+ 26,577,711
13,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2018L-2,
2.750%, 5/01/50, (Mandatory Put 12/29/2023)
12/22 at 100.00 AA+ 13,064,350
New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Series 2019A-3A:
3,670 3.450%, 11/01/34 2/27 at 100.00 AA+ 3,707,911
10,140 1.125%, 5/01/60, (Mandatory Put 11/1/2024) 5/22 at 100.00 AA+ 9,845,940
3,430 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019G-1B,
2.550%, 11/01/34
5/27 at 100.00 AA+ 3,195,079
1,180 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, The Churchill School and Center for Learning
Disabilities Inc., Short Term Auction Rate Series 1999, 2.250%, 10/01/29
- AGM Insured
No Opt. Call AA 1,113,000
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
1,000 5.000%, 1/01/24 - AGM Insured No Opt. Call AA 1,049,880
1,000 5.000%, 1/01/25 - AGM Insured No Opt. Call AA 1,072,630
1,000 5.000%, 1/01/26 - AGM Insured No Opt. Call AA 1,094,580
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2021
Subseries A:
5,945 5.000%, 11/01/24 No Opt. Call AAA 6,388,616
8,140 5.000%, 11/01/26 No Opt. Call AAA 9,118,509
13,345 5.000%, 11/01/27 No Opt. Call AAA 15,227,980
6,855 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries A-1, 5.000%,
11/01/25
No Opt. Call AAA 7,539,060
14,120 New York City, New York, General Obligation Bonds, Fiscal 2008 Series
J-4, 5.000%, 8/01/24
No Opt. Call Aa2 15,102,187
New York City, New York, General Obligation Bonds, Fiscal
2021 Series A-1:
5,135 5.000%, 8/01/24 No Opt. Call AA 5,492,191
740 5.000%, 8/01/25 No Opt. Call AA 810,063
10,215 5.000%, 8/01/26 No Opt. Call AA 11,424,660
12,635 5.000%, 8/01/27 No Opt. Call AA 14,376,356
5,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation, Series
2004A, 2.875%, 5/15/32, (Mandatory Put 7/1/2025)
No Opt. Call A 5,111,800
45,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation, Series
2004B, 3.000%, 5/15/32, (AMT), (Mandatory Put 7/1/2025)
No Opt. Call A 46,181,250

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/Green
Bond Series 2018I:
$ 3,550 2.550%, 11/01/22 9/20 at 100.00 Aa2 $ 3,573,288
5,250 2.650%, 5/01/23 4/21 at 100.00 Aa2 5,291,055
3,000 2.700%, 11/01/23 8/22 at 100.00 Aa2 3,030,360
6,890 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J,
0.750%, 5/01/25
7/22 at 100.00 Aa2 6,540,953
15,690 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020L-2,
0.750%, 11/01/25
4/22 at 100.00 Aa2 14,711,258
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/
Sustainability Green Series 2021J-2:
5,535 1.000%, 11/01/61, (Mandatory Put 11/1/2026) 9/23 at 100.00 N/R 5,175,446
5,000 1.100%, 11/01/61, (Mandatory Put 5/1/2027) 6/24 at 100.00 N/R 4,657,050
10,000 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Green Series 2022A-2, 2.500%, 11/01/60, (Mandatory Put
5/1/2027)
3/24 at 100.00 N/R 9,915,300
8,065 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.500%, 11/01/34
5/28 at 100.00 Aa2 8,190,169
4,495 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.100%, 11/01/35
5/29 at 100.00 Aa2 3,985,806
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Series 2019E:
380 1.950%, 5/01/22 4/22 at 100.00 Aa2 380,160
2,250 2.100%, 5/01/23 4/22 at 100.00 Aa2 2,250,382
9,485 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 2.650%, 10/01/34
10/28 at 100.00 Aa1 8,909,166
2,400 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.000%, 10/01/35
10/29 at 100.00 Aa1 2,103,504
3,460 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.100%, 10/01/35
10/29 at 100.00 Aa1 3,035,285
New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231:
3,425 2.000%, 10/01/33 4/30 at 100.00 Aa1 3,017,870
9,990 2.200%, 10/01/36 4/30 at 100.00 Aa1 8,770,621
4,640 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.200%, 10/01/36
10/30 at 100.00 N/R 4,083,525
16,400 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 242, 2.950%, 10/01/37
4/31 at 100.00 N/R 15,647,240
25,155 New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Series 2021A, 5.000%, 3/15/26
No Opt. Call N/R 27,953,494
3,015 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call Baa3 3,130,173
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Six Series 2021:
3,250 5.000%, 10/15/22, (AMT) No Opt. Call Aa3 3,311,133
3,200 5.000%, 10/15/23, (AMT) No Opt. Call Aa3 3,346,848
4,295 5.000%, 10/15/24, (AMT) No Opt. Call Aa3 4,576,451

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
218
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long
Island Obligated Group Project, Series 2014:
$ 520 5.000%, 7/01/25 7/24 at 100.00 A- $ 553,311
500 5.000%, 7/01/27 7/24 at 100.00 A- 530,670
Suffolk Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, Senior
Series 2021A-2:
1,170 5.000%, 6/01/24 No Opt. Call N/R 1,232,817
2,370 5.000%, 6/01/25 No Opt. Call N/R 2,546,376
2,220 5.000%, 6/01/26 No Opt. Call N/R 2,427,592
2,230 5.000%, 6/01/27 No Opt. Call N/R 2,475,835
1,500 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Subordinate Series 2021B-1, 0.450%,
6/01/31
No Opt. Call N/R 1,484,145
7,475 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Refunding Variable Rate Series
2002F, 4.000%, 11/01/25
No Opt. Call N/R 7,983,375
6,560 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Series 2008B-2, 4.000%, 11/15/25
No Opt. Call N/R 7,010,475
2,474 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Variable Rate Demand Obligation Series 2005B-3 &
2005B-4, 0.568%, 1/01/32, (Mandatory Put 2/1/2024) (SOFR*0.67%
reference rate + 0.380% spread) (5)
11/23 at 100.00 AA- 2,472,572
1,200 Troy Capital Resource Corporation, New York,  Revenue Bonds, Rensselaer
Polytechnic Institute, Refunding Series 2020A. Forward Delivery, 5.000%,
9/01/22
No Opt. Call A3 1,218,996
TSASC Inc., New York, Tobacco Settlement Asset-Backed
Bonds, Fiscal 2017 Series A:
2,600 5.000%, 6/01/22 No Opt. Call A 2,613,520
3,335 5.000%, 6/01/23 No Opt. Call A 3,441,220
1,925 5.000%, 6/01/26 No Opt. Call A 2,104,641
16,787 Victor Central School District, Ontario, Monroe & Wayne Counties, New
York, General Obligation Bonds, Anticipation Notes, Series 2021A,
1.500%, 7/29/22
No Opt. Call N/R 16,801,193
5,325 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv,
Series 2021SD, 2.875%, 7/01/26, 144A
No Opt. Call N/R 5,149,169
Yonkers, New York, General Obligation Bonds, Series
2012C:
2,440 3.000%, 8/15/22 No Opt. Call A 2,455,201
2,510 3.000%, 8/15/23 No Opt. Call A 2,547,374
728,680 Total New York 745,659,448
North Carolina - 1.4%
7,540 Alamance County, North Carolina, General Obligation Bonds, Public
Improvement Series 2021, 5.000%, 5/01/24
No Opt. Call AA 8,019,770
5,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Variable Rate Series
2018E, 0.800%, 1/15/48, (Mandatory Put 10/31/2025)
No Opt. Call N/R 4,760,900
1,615 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/2025)
No Opt. Call BBB 1,555,181

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
Durham, North Carolina, Utility System Revenue Bonds,
Refunding Series 2021:
$ 2,870 3.000%, 8/01/22 No Opt. Call AAA $ 2,888,425
3,935 4.000%, 8/01/23 No Opt. Call AAA 4,055,254
10,800 Mecklenburg County, North Carolina, General Obligation Bonds, School
Series 2021, 5.000%, 3/01/27
No Opt. Call AAA 12,319,020
870 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.450%, 7/01/34
7/28 at 100.00 AA+ 807,595
3,045 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.625%, 1/01/35
1/29 at 100.00 AA+ 2,857,032
5,000 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.000%, 7/01/36
7/30 at 100.00 AA+ 4,302,350
North Carolina Municipal Power Agency 1, Catawba
Electric Revenue Bonds, Refunding Series 2015A:
3,125 5.000%, 1/01/26 No Opt. Call A 3,452,469
4,470 5.000%, 1/01/27 1/26 at 100.00 A 4,927,191
36,670 North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%,
5/01/24
No Opt. Call AA+ 39,026,414
16,950 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%,
2/01/24
No Opt. Call BBB 17,815,806
10,850 Wake County, North Carolina, General Obligation Bonds, Public
Improvement Series 2022A, 5.000%, 2/01/25
No Opt. Call N/R 11,783,968
112,740 Total North Carolina 118,571,375
North Dakota - 0.7%
2,445 Bismarck, Burleigh County, North Dakota, General Obligation Bonds,
Refunding & Improvement Series 2020P, 4.000%, 5/01/24
No Opt. Call Aa1 2,549,524
8,450 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
11/22 at 100.00 Aa3 8,082,002
Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A:
1,085 5.000%, 5/01/23 No Opt. Call Aa2 1,122,964
1,140 5.000%, 5/01/24 No Opt. Call Aa2 1,210,862
1,200 5.000%, 5/01/25 No Opt. Call Aa2 1,305,672
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series
2017A:
820 5.000%, 12/01/22 No Opt. Call Baa2 839,040
920 5.000%, 12/01/23 No Opt. Call Baa2 966,387
1,655 5.000%, 12/01/25 No Opt. Call Baa2 1,803,520
2,380 5.000%, 12/01/26 No Opt. Call Baa2 2,640,467
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021:
1,425 5.000%, 12/01/27 No Opt. Call Baa2 1,604,137
2,000 5.000%, 12/01/28 No Opt. Call Baa2 2,279,960

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
220
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
Horace, Cass County, North Dakota, General Obligation
Bonds, Refunding Improvement Series 2021:
$ 200 3.000%, 5/01/23 No Opt. Call Baa2 $ 202,220
200 3.000%, 5/01/25 No Opt. Call Baa2 203,708
225 4.000%, 5/01/27 No Opt. Call Baa2 240,111
500 3.000%, 5/01/28 5/27 at 100.00 Baa2 507,365
400 3.000%, 5/01/29 5/27 at 100.00 Baa2 403,340
430 3.000%, 5/01/30 5/27 at 100.00 Baa2 432,675
205 3.000%, 5/01/32 5/27 at 100.00 Baa2 204,034
1,600 Horace, Cass County, North Dakota, General Obligation Bonds, Temporary
Refunding Improvement Series 2021B, 0.600%, 10/01/23
10/22 at 100.00 N/R 1,548,352
North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C:
3,295 2.800%, 7/01/32 7/28 at 100.00 Aa1 3,246,102
1,345 3.000%, 7/01/34 7/28 at 100.00 Aa1 1,329,869
2,500 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020A, 2.700%, 7/01/35
7/29 at 100.00 Aa1 2,372,000
3,250 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020B, 2.100%, 7/01/35
1/30 at 100.00 Aa1 2,874,170
3,600 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 Aa1 3,133,188
2,500 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2021B, 2.300%, 7/01/36
1/31 at 100.00 N/R 2,246,900
700 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 5.000%, 6/01/24 - AGM Insured
No Opt. Call AA 745,437
Williston, North Dakota, County-Wide Public Safety Sales
Tax Revenue Bonds, Series 2015A:
2,275 4.000%, 7/15/22 No Opt. Call BBB+ 2,288,149
2,365 5.000%, 7/15/23 7/22 at 100.00 BBB+ 2,384,748
2,485 5.000%, 7/15/24 7/22 at 100.00 BBB+ 2,504,284
5,485 5.000%, 7/15/25 7/22 at 100.00 BBB+ 5,525,918
57,080 Total North Dakota 56,797,105
Ohio - 3.5%
2,655 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Revenue Bonds, Children's Hospital Medical Center, Improvement &
Refunding Series 2012, 5.000%, 11/15/22
5/22 at 100.00 AA- 2,665,939
20,035 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017B, 5.000%, 8/01/47, (Mandatory Put 5/5/2022)
No Opt. Call AA- 20,103,119
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
5,420 5.000%, 6/01/27 No Opt. Call A 5,988,233
11,535 5.000%, 6/01/28 No Opt. Call A 12,893,361
15,895 5.000%, 6/01/29 No Opt. Call A 17,945,137
7,680 5.000%, 6/01/30 No Opt. Call A 8,742,067
6,205 5.000%, 6/01/31 6/30 at 100.00 A- 7,037,525
6,740 5.000%, 6/01/32 6/30 at 100.00 A- 7,627,658
3,240 5.000%, 6/01/33 6/30 at 100.00 A- 3,662,496
6,265 5.000%, 6/01/34 6/30 at 100.00 A- 7,075,002
13,740 5.000%, 6/01/35 6/30 at 100.00 A- 15,489,377
2,745 5.000%, 6/01/36 6/30 at 100.00 A- 3,089,497
2,000 4.000%, 6/01/37 6/30 at 100.00 A- 2,090,540
1,000 4.000%, 6/01/38 6/30 at 100.00 A- 1,043,120
1,015 4.000%, 6/01/39 6/30 at 100.00 A- 1,056,930

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017:
$ 1,000 5.000%, 12/01/22 No Opt. Call A- $ 1,023,020
1,225 5.000%, 12/01/24 No Opt. Call A- 1,311,534
1,000 5.000%, 12/01/25 No Opt. Call A- 1,093,780
1,015 Cleveland, Ohio, Water Revenue Bonds, Series 2020FF, 5.000%, 1/01/28 No Opt. Call AA+ 1,169,676
5,290 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/30
10/28 at 100.00 AAA 6,194,326
Cuyahoga Falls City School District, Summit County, Ohio,
General Obligation Bonds, School Improvement Series
2021:
1,000 3.000%, 12/01/22 - BAM Insured No Opt. Call AA 1,011,230
875 3.000%, 12/01/23 - BAM Insured No Opt. Call AA 892,710
1,000 Franklin County Convention Facilities Authority, Ohio, Excise Tax and
Lease Revenue Bonds, Columbus City & Franklin County Lessees,
Refunding Anticipation Series 2014, 5.000%, 12/01/23, (ETM)
No Opt. Call Aa1 (4) 1,052,780
Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
Cincinnati Children's Hospital Medical Center, Refunding
Series 2014S:
360 5.000%, 5/15/22 No Opt. Call AA 361,681
1,065 5.000%, 5/15/23 No Opt. Call AA 1,104,544
Indian Hill Exempted Village School District, Hamilton
County, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2021:
1,660 4.000%, 12/01/22 No Opt. Call Aaa 1,689,482
1,725 4.000%, 12/01/23 No Opt. Call Aaa 1,789,118
1,435 4.000%, 12/01/24 No Opt. Call Aaa 1,514,399
1,025 4.000%, 12/01/25 No Opt. Call Aaa 1,099,917
920 4.000%, 12/01/26 No Opt. Call Aaa 1,001,604
1,700 JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 1/01/23
No Opt. Call AA+ 1,744,948
5,120 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 6,400
4,385 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23
No Opt. Call N/R 5,481
35,230 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (7)
No Opt. Call N/R 44,037
1,015 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010A, 3.125%, 7/01/33 (7)
No Opt. Call N/R 1,269
35 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B,
3.125%, 1/01/34 (7)
No Opt. Call N/R 44
2,525 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B,
3.625%, 10/01/33 (7)
No Opt. Call N/R 3,156
10,660 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/1/2024)
No Opt. Call BBB+ 10,558,623

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
222
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 13,950 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005B, 2.100%,
7/01/28, (AMT), (Mandatory Put 10/1/2024)
No Opt. Call BBB+ $ 13,817,335
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005D, 2.100%,
10/01/28, (AMT), (Mandatory Put 10/1/2024)
No Opt. Call BBB+ 990,490
15,750 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007A, 2.500%,
8/01/40, (AMT), (Mandatory Put 10/1/2029)
No Opt. Call BBB+ 15,427,125
10,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007B, 2.500%,
11/01/42, (AMT), (Mandatory Put 10/1/2029)
No Opt. Call BBB+ 9,795,000
2,255 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014A, 2.400%,
12/01/38, (Mandatory Put 10/1/2029)
10/24 at 100.00 BBB+ 2,257,932
10,860 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014B, 2.600%,
6/01/41, (AMT), (Mandatory Put 10/1/2029)
10/24 at 100.00 BBB+ 10,887,150
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014C, 2.100%,
12/01/27, (AMT), (Mandatory Put 10/1/2024)
No Opt. Call BBB+ 990,490
6,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014D, 1.900%,
5/01/26, (Mandatory Put 10/1/2024)
No Opt. Call BBB+ 6,513,408
795 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call N/R 832,007
1,555 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019A, 3.500%, 9/01/34
3/28 at 100.00 Aaa 1,575,464
2,925 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 2.800%, 9/01/34
9/28 at 100.00 Aaa 2,845,849
1,695 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.500%, 9/01/35
3/29 at 100.00 Aaa 1,633,302
3,900 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.050%, 9/01/36
3/30 at 100.00 Aaa 3,409,263
2,995 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.250%, 9/01/36
9/30 at 100.00 N/R 2,639,044
Ohio State, Capital Facilities Lease Appropriation Bonds,
Mental Health Facilities Improvement Fund Project, Series
2021A:
2,650 5.000%, 2/01/24 No Opt. Call AA 2,803,488
2,975 5.000%, 2/01/25 No Opt. Call AA 3,218,266
26,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2018D, 5.000%, 1/15/39, (Mandatory Put 9/15/2023)
No Opt. Call A 27,160,120
Ohio State, Major New State Infrastructure Project Revenue
Bonds, Series 2021-1A:
2,500 5.000%, 12/15/22 No Opt. Call AA 2,563,875
1,215 5.000%, 12/15/23 No Opt. Call AA 1,281,217
1,885 5.000%, 12/15/24 No Opt. Call AA 2,035,348
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike
and Infrastructure Commission, Infrastructure Projects,
Refunding Junior Lien Series 2022A. Forward Delivery:
2,750 5.000%, 2/15/24 (WI/DD, Settling 11/17/22) No Opt. Call N/R 2,848,340
3,265 5.000%, 2/15/25 (WI/DD, Settling 11/17/22) No Opt. Call N/R 3,460,312

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 3,315 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (7)
No Opt. Call N/R $ 4,144
5,380 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (7)
No Opt. Call N/R 6,725
1,175 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R 1,469
7,135 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (7)
No Opt. Call N/R 8,919
120 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R 150
2,245 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2006B, 4.000%, 12/01/33 (7)
No Opt. Call N/R 2,806
Ohio Water Development Authority, Water Pollution
Control Loan Fund Revenue Bonds, Series 2020B:
1,675 5.000%, 6/01/25 No Opt. Call AAA 1,829,435
7,410 5.000%, 12/01/26 No Opt. Call AAA 8,381,229
Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding
Series 2021A:
5,135 4.000%, 12/01/25 No Opt. Call N/R 5,506,517
4,905 4.000%, 12/01/26 No Opt. Call N/R 5,342,379
344,450 Total Ohio 291,252,358
Oklahoma - 3.6%
Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Refunding Series 2020:
760 4.000%, 12/01/22 No Opt. Call A 772,639
665 4.000%, 12/01/24 No Opt. Call A 696,840
Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020:
655 4.000%, 9/01/23 No Opt. Call A 673,930
1,220 4.000%, 9/01/25 No Opt. Call A 1,292,846
1,600 2.000%, 9/01/27 No Opt. Call A 1,539,120
Canadian County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Mustang Public Schools Project, Refunding Series 2021:
1,660 3.000%, 9/01/22 No Opt. Call AA- 1,672,799
3,000 3.000%, 9/01/23 No Opt. Call AA- 3,051,960
4,015 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series
2017, 4.000%, 9/01/24
No Opt. Call AA- 4,205,672
6,610 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Public Schools Project, Series
2016, 5.000%, 6/01/23
No Opt. Call A+ 6,860,321

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
224
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Cleveland County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Moore Public Schools Project, Series 2021:
$ 7,015 4.000%, 6/01/26 No Opt. Call Aa3 $ 7,539,722
9,020 4.000%, 6/01/27 No Opt. Call Aa3 9,800,050
1,330 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Noble Public Schools Project, Series
2017, 5.000%, 9/01/29
9/27 at 100.00 A 1,507,555
Cleveland County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Norman Public Schools Project, Series 2019.:
2,850 5.000%, 6/01/22 No Opt. Call A+ 2,868,126
4,190 5.000%, 6/01/24 No Opt. Call A+ 4,461,973
3,560 5.000%, 6/01/25 No Opt. Call A+ 3,883,639
Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022:
8,005 2.000%, 3/01/25 No Opt. Call N/R 8,002,118
8,005 2.000%, 3/01/26 No Opt. Call N/R 7,969,138
8,010 2.000%, 3/01/27 No Opt. Call N/R 7,911,797
Cleveland County Independent School District 29 Norman,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022:
7,525 2.000%, 3/01/25 No Opt. Call N/R 7,505,359
7,525 2.000%, 3/01/26 No Opt. Call N/R 7,457,200
1,000 Comanche County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series
2017A, 5.000%, 12/01/24
No Opt. Call A 1,063,170
2,175 Garfield County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Enid Public Schools Project, Series
2016A, 5.000%, 9/01/26
No Opt. Call A 2,436,914
Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018:
385 5.000%, 9/01/24 No Opt. Call A- 405,867
310 5.000%, 9/01/25 No Opt. Call A- 332,931
200 5.000%, 9/01/26 No Opt. Call A- 218,528
450 5.000%, 9/01/27 No Opt. Call A- 498,973
510 5.000%, 9/01/29 9/28 at 100.00 A- 589,937
350 5.000%, 9/01/30 9/28 at 100.00 A- 404,135
1,100 5.000%, 9/01/31 9/28 at 100.00 A- 1,267,552
300 5.000%, 9/01/32 9/28 at 100.00 A- 345,429
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018:
1,305 5.000%, 9/01/31 9/28 at 100.00 A- 1,503,778
1,000 5.000%, 9/01/32 9/28 at 100.00 A- 1,151,430
1,195 5.000%, 9/01/33 9/28 at 100.00 A- 1,373,437
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019:
630 4.000%, 9/01/25 No Opt. Call A+ 667,403
790 4.000%, 9/01/27 No Opt. Call A+ 858,501
665 4.000%, 9/01/29 No Opt. Call A+ 736,301

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
McClain County Economic Development Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Blanchard Public Schools Project, Series 2019:
$ 550 4.000%, 9/01/22 No Opt. Call A $ 556,000
460 4.000%, 9/01/23 No Opt. Call A 473,101
485 4.000%, 9/01/24 No Opt. Call A 505,239
920 4.000%, 9/01/25 No Opt. Call A 969,662
1,430 4.000%, 9/01/26 No Opt. Call A 1,523,694
600 4.000%, 9/01/27 No Opt. Call A 643,494
700 4.000%, 9/01/28 No Opt. Call A 755,538
615 4.000%, 9/01/29 No Opt. Call A 667,459
Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche
Public Schools Project, Series 2016:
1,100 5.000%, 9/01/27 9/26 at 100.00 A- 1,226,082
1,125 5.000%, 9/01/28 9/26 at 100.00 A- 1,251,450
Oklahoma City, Oklahoma, General Obligation Bonds,
Series 2021:
6,140 2.000%, 3/01/23 No Opt. Call AAA 6,167,998
4,640 2.000%, 3/01/24 No Opt. Call AAA 4,652,760
Oklahoma County Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Jones Public
Schools Project, Series 2020:
590 4.000%, 9/01/26 No Opt. Call BBB+ 623,842
1,000 4.000%, 9/01/27 No Opt. Call BBB+ 1,066,230
1,000 4.000%, 9/01/28 No Opt. Call BBB+ 1,073,240
1,000 4.000%, 9/01/29 No Opt. Call BBB+ 1,079,720
1,000 4.000%, 9/01/30 No Opt. Call BBB+ 1,085,210
1,000 4.000%, 9/01/31 9/30 at 100.00 BBB+ 1,095,660
1,000 4.000%, 9/01/32 9/30 at 100.00 BBB+ 1,080,510
505 Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Midwest City-Del City Public Schools Project,
Series 2018, 5.000%, 10/01/22
No Opt. Call A+ 514,206
Oklahoma County Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Western
Heights Public Schools Project, Series 2018A:
1,275 5.000%, 9/01/23 No Opt. Call A+ 1,328,933
3,305 5.000%, 9/01/24 No Opt. Call A+ 3,526,435
13,000 Oklahoma County Independent School District 12 Edmond, General
Obligation Bonds, Combined Purpose Series 2022, 2.000%, 3/01/25
(WI/DD, Settling 4/14/22)
No Opt. Call N/R 12,966,070
Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B:
600 5.000%, 8/15/22 No Opt. Call Baa3 607,542
2,295 5.000%, 8/15/24 No Opt. Call Baa3 2,429,762
1,895 5.000%, 8/15/25 No Opt. Call Baa3 2,048,097
1,000 5.000%, 8/15/26 No Opt. Call Baa3 1,098,750
3,675 5.000%, 8/15/27 No Opt. Call Baa3 4,103,542
1,000 5.000%, 8/15/28 No Opt. Call Baa3 1,132,180
8,155 Oklahoma Development Finance Authority, Limited Obligation Revenue
Bonds, Gilcrease Expressway West Project, Series 2020, 1.625%,
7/06/23, (AMT)
6/22 at 100.00 Baa2 8,087,232
375 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 2.650%, 9/01/35
3/29 at 100.00 Aaa 373,181

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
226
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Pittsburg County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
McAlester Public Schools Project, Series 2021:
$ 185 4.000%, 12/01/28 No Opt. Call A- $ 199,689
250 4.000%, 12/01/29 No Opt. Call A- 271,178
325 4.000%, 12/01/30 No Opt. Call A- 353,889
255 4.000%, 12/01/31 No Opt. Call A- 279,490
225 4.000%, 12/01/32 12/31 at 100.00 A- 245,914
Pontotoc County Educational Facilities Authority,
Oklahoma, Facilities Lease Revenue Bonds, Ada Public
Schools Project, Series 2021:
200 4.000%, 9/01/26 No Opt. Call N/R 211,728
600 4.000%, 9/01/28 No Opt. Call N/R 643,212
Rogers County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Verdigris Public Schools Project,
Series 2018:
1,780 3.000%, 9/01/22 No Opt. Call A+ 1,792,994
5,255 4.000%, 9/01/24 No Opt. Call A+ 5,476,814
Rogers County Industrial Development Authority,
Oklahoma, Capital Improvement Revenue Bonds,
Refunding Series 2017:
800 3.000%, 4/01/22 No Opt. Call N/R 800,000
825 3.000%, 4/01/23 No Opt. Call N/R 832,508
850 3.000%, 4/01/24 No Opt. Call N/R 859,137
725 4.000%, 4/01/25 No Opt. Call N/R 753,862
770 4.000%, 4/01/26 4/25 at 100.00 N/R 796,388
715 4.000%, 4/01/27 4/25 at 100.00 N/R 735,149
Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020:
400 3.000%, 11/01/31 11/28 at 100.00 Aa3 409,048
500 3.000%, 11/01/32 11/28 at 100.00 Aa3 510,260
530 3.000%, 11/01/33 11/28 at 100.00 Aa3 539,858
Texas County Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Guymon
Public Schools Project, Series 2018:
885 4.000%, 12/01/23 No Opt. Call A 909,382
1,100 5.000%, 12/01/25 No Opt. Call A 1,192,686
2,715 Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2012,
4.000%, 9/01/22
No Opt. Call AA- 2,746,956
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public
Schools Project, Series 2016:
1,175 5.000%, 9/01/22 No Opt. Call AA- 1,193,600
6,870 5.000%, 9/01/23 No Opt. Call AA- 7,185,127
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public
Schools Project, Series 2019A:
8,240 5.000%, 9/01/27 No Opt. Call AA- 9,411,975
10,210 5.000%, 9/01/28 No Opt. Call AA- 11,846,663
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Glenpool Public Schools
Project, Series 2017A:
570 5.000%, 9/01/22 No Opt. Call A+ 578,835
765 5.000%, 9/01/23 No Opt. Call A+ 798,889
600 5.000%, 9/01/24 No Opt. Call A+ 641,658
1,330 5.000%, 9/01/25 No Opt. Call A+ 1,457,015

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 2,055 Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Jenks Public Schools Project, Series 2015, 5.000%,
9/01/22
No Opt. Call AA- $ 2,087,531
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Owasso Public Schools
Project, Series 2018:
1,585 5.000%, 9/01/22 No Opt. Call A+ 1,609,567
1,120 5.000%, 9/01/23 No Opt. Call A+ 1,169,616
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Sand Springs Public
Schools Project, Series 2019:
725 5.000%, 9/01/25 No Opt. Call A 788,496
500 4.000%, 9/01/26 No Opt. Call A 535,575
630 5.000%, 9/01/26 No Opt. Call A 696,074
1,010 5.000%, 9/01/27 No Opt. Call A 1,139,361
1,500 Tulsa Public Facilities Authority, Oklahoma, Capital Improvement Revenue
Bonds, Series 2020, 3.000%, 5/01/24
No Opt. Call AA- 1,529,745
30,465 Tulsa, Oklahoma, General Obligation Bonds, Refunding Series 2021A,
0.750%, 2/01/23
No Opt. Call Aa1 30,162,483
Tulsa, Oklahoma, General Obligation Bonds, Series 2021:
6,300 0.000%, 11/01/23 No Opt. Call N/R 6,057,576
12,800 0.375%, 11/01/24 No Opt. Call N/R 12,030,080
12,800 0.500%, 11/01/25 No Opt. Call N/R 11,777,024
Wagoner County School Development Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Wagoner Public Schools Project, Series 2019:
1,450 4.000%, 9/01/27 No Opt. Call A- 1,531,809
300 4.000%, 9/01/28 No Opt. Call A- 317,625
Washington County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Caney Valley Public Schools Project, Series 2021:
325 3.000%, 9/01/23 No Opt. Call A- 329,855
710 3.000%, 9/01/25 No Opt. Call A- 726,373
530 3.000%, 9/01/27 No Opt. Call A- 543,425
445 3.000%, 9/01/29 No Opt. Call A- 455,386
1,250 3.000%, 9/01/31 No Opt. Call A- 1,270,600
Weatherford Industrial Trust Educational, Oklahoma,
Facilities Lease Revenue Bonds, Weatherford Public
Schools Project, Series 2019:
1,200 5.000%, 3/01/23 No Opt. Call A- 1,234,740
1,300 5.000%, 3/01/25 No Opt. Call A- 1,393,522
1,725 5.000%, 3/01/27 No Opt. Call A- 1,918,907
292,395 Total Oklahoma 301,219,183
Oregon - 0.9%
Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series
2018A:
1,745 5.000%, 6/15/22 No Opt. Call AA+ 1,759,047
1,785 5.000%, 6/15/23 No Opt. Call AA+ 1,855,918
2,315 5.000%, 6/15/24 No Opt. Call AA+ 2,468,809
1,305 5.000%, 6/15/25 No Opt. Call AA+ 1,427,539
1,085 5.000%, 6/15/26 No Opt. Call AA+ 1,215,710
1,000 5.000%, 6/15/27 No Opt. Call AA+ 1,144,730

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
228
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
Clackamas and Washington Counties School District 3JT,
Oregon, General Obligation Bonds, Refunding Series
2015:
$ 11,055 5.000%, 6/15/25 No Opt. Call AA+ $ 12,103,788
5,085 5.000%, 6/15/26 6/25 at 100.00 AA+ 5,567,414
500 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020B-2, 2.750%, 11/15/25
4/22 at 100.00 N/R 500,045
Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B:
2,375 5.000%, 6/15/27 No Opt. Call AA+ 2,718,734
2,045 5.000%, 6/15/28 6/27 at 100.00 AA+ 2,345,329
Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2018:
1,440 4.000%, 6/15/23 No Opt. Call Aa1 1,480,032
1,010 5.000%, 6/15/25 No Opt. Call Aa1 1,105,496
Deschutes Public Library District, Deschutes County,
Oregon, General Obligation Bonds, Series 2021:
590 4.000%, 6/01/23 No Opt. Call Aa2 606,019
605 4.000%, 6/01/24 No Opt. Call Aa2 632,195
985 4.000%, 6/01/25 No Opt. Call Aa2 1,047,360
775 4.000%, 6/01/26 No Opt. Call Aa2 836,504
1,720 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Adventist Health System/West, Refunding Variable Rate Series 2019,
5.000%, 3/01/40, (Mandatory Put 3/1/2025)
9/24 at 100.00 A+ 1,825,642
5,800 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021B-2,
0.950%, 6/01/27
12/22 at 100.00 BB+ 5,243,432
11,585 Oregon Health and Science University, Revenue Bonds, Exchange Series
2021C, 4.000%, 7/01/42, (Mandatory Put 2/1/2029)
11/28 at 100.00 N/R 12,695,306
7,225 Oregon Housing and Community Services Department, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 Aa2 6,326,210
14,400 Oregon State Business Development Commission, Recovery Zone Facility
Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%,
12/01/40, (Mandatory Put 8/14/2023)
No Opt. Call A+ 14,463,792
76,430 Total Oregon 79,369,051
Pennsylvania - 4.2%
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A:
1,170 5.000%, 4/01/22 No Opt. Call A 1,170,000
1,405 5.000%, 4/01/23 No Opt. Call A 1,449,159
2,415 5.000%, 4/01/24 No Opt. Call A 2,552,679
2,730 5.000%, 4/01/25 No Opt. Call A 2,954,433
2,035 5.000%, 4/01/26 No Opt. Call A 2,250,568
4,435 5.000%, 4/01/27 No Opt. Call A 5,000,507
525 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/23, 144A
No Opt. Call Ba3 538,797
4,865 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (7)
No Opt. Call N/R 6,081
5,055 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (7)
No Opt. Call N/R 6,319

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
$ 2,405 5.000%, 11/01/25 No Opt. Call BB- $ 2,531,118
5,110 5.000%, 11/01/26 No Opt. Call BB- 5,437,602
3,965 5.000%, 11/01/27 No Opt. Call BB- 4,255,555
1,925 5.000%, 11/01/28 11/27 at 100.00 BB- 2,056,516
1,475 5.000%, 11/01/29 11/27 at 100.00 BB- 1,563,898
2,240 4.000%, 11/01/31 11/27 at 100.00 BB- 2,246,272
2,970 4.000%, 11/01/32 11/27 at 100.00 BB- 2,974,693
600 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020A, 5.000%, 2/01/25
No Opt. Call BB- 625,668
4,205 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-1, 5.000%, 2/01/40, (Mandatory Put
2/1/2025)
8/24 at 101.73 BB- 4,342,503
3,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-2, 5.000%, 2/01/40, (Mandatory Put
2/1/2027)
8/26 at 101.63 BB- 3,136,080
1,500 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put
2/1/2030)
8/29 at 101.50 BB- 1,587,765
2,695 Bethlehem Area School District Authority, Northampton and Lehigh
Counties, Pennsylvania, School Revenue Bonds, Bethlehem Area School
District Refunding Project, Series 2021A, 0.538%, 1/01/30, (Mandatory
Put 11/1/2025) (SOFR*0.67% reference rate + 0.350% spread) (5)
11/24 at 100.00 N/R 2,676,081
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/25
No Opt. Call A+ 1,088,850
2,125 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/3/2029)
12/29 at 100.00 A+ 2,118,264
Commonwealth Financing Authority, Pennslyvania,
Revenue Bonds, Refunding Forward Delivery Series 2020A:
1,500 5.000%, 6/01/24 No Opt. Call A1 1,595,400
2,820 5.000%, 6/01/25 No Opt. Call A1 3,074,561
3,000 5.000%, 6/01/26 No Opt. Call A1 3,348,300
Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series
2018:
2,230 5.000%, 6/01/22 No Opt. Call A1 2,243,090
2,530 5.000%, 6/01/23 No Opt. Call A1 2,615,742
3,295 5.000%, 6/01/24 No Opt. Call A1 3,481,596
5,925 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%,
4/01/43, (Mandatory Put 2/15/2027)
8/26 at 100.00 AA- 6,621,661
10,320 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020C, 5.000%,
4/01/43, (Mandatory Put 4/1/2030)
10/29 at 100.00 AA- 12,076,258
13,620 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016A, 1.800%, 9/01/29, (Mandatory Put 9/1/2022)
No Opt. Call A1 13,627,082
9,025 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016B, 1.800%, 2/15/27, (Mandatory Put 8/15/2022)
No Opt. Call A1 9,028,971

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
230
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Lower Merion School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2019:
$ 2,725 4.000%, 11/15/29 11/27 at 100.00 Aaa $ 3,000,416
4,530 4.000%, 11/15/30 11/27 at 100.00 Aaa 4,960,123
Lower Merion School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2021:
3,295 5.000%, 11/15/25 No Opt. Call Aaa 3,647,664
3,525 5.000%, 11/15/26 No Opt. Call Aaa 3,994,812
Lower Moreland Township School District, Montgomery
County, Pennsylvania, General Obligation Bonds, Series
2021B:
755 5.000%, 11/01/23 No Opt. Call AA 792,056
1,010 5.000%, 11/01/24 No Opt. Call AA 1,086,689
8,065 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/3/2029)
12/29 at 100.00 A+ 8,123,713
1,125 Manheim Township School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2020, 4.000%, 2/01/26
No Opt. Call Aa2 1,204,560
3,450 Montgomery County Higher Education and Health Authority,
Pennsylvania,  Hospital Revenue Bonds, Abington Memorial Hospital
Obligated Group, Series 2012A, 5.000%, 6/01/23, (Pre-refunded
6/01/22)
6/22 at 100.00 N/R (4) 3,471,839
285 North Huntingdon Township Municipal Authority, Westmoreland County,
Pennsylvania, Sewer Revenue Bonds, Series 2021, 5.000%, 4/01/22 -
AGM Insured
No Opt. Call AA 285,000
504 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Series 2013A0 & AE2, 1.250%, 12/31/23
5/22 at 100.00 N/R 126,042
192 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Taxable Series 2013B, 1.250%, 12/31/23 (cash 5.000%, PIK 5.000%)
No Opt. Call N/R 47,891
5,945 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (7)
No Opt. Call N/R 7,431
3,565 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (7)
No Opt. Call N/R 4,456
15,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Refunding
Series 2021B, 1.100%, 6/01/31, (AMT), (Mandatory Put 11/2/2026)
11/26 at 100.00 N/R 13,966,650
3,750 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009,
0.950%, 12/01/33, (Mandatory Put 12/1/2026)
No Opt. Call A- 3,455,137
3,905 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2017A, 0.580%, 8/01/37, (AMT), (Mandatory Put 8/1/2024)
No Opt. Call A- 3,730,681
1,270 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-122, 3.250%, 10/01/28
4/26 at 100.00 AA+ 1,290,955
5,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.200%, 10/01/32
10/26 at 100.00 AA+ 5,025,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2017-125A:
$ 3,390 3.000%, 4/01/27, (AMT) No Opt. Call AA+ $ 3,436,748
3,345 3.050%, 10/01/27, (AMT) 4/27 at 100.00 AA+ 3,384,839
8,840 3.400%, 10/01/32, (AMT) 4/27 at 100.00 AA+ 8,951,296
1,025 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128A, 3.650%, 10/01/32, (AMT)
10/27 at 100.00 AA+ 1,044,670
2,555 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 2.950%, 10/01/34
10/28 at 100.00 AA+ 2,434,992
7,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 2.500%, 10/01/34
10/28 at 100.00 AA+ 6,522,740
4,850 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-132A, 2.300%, 10/01/35
10/29 at 100.00 AA+ 4,384,934
10,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.250%, 10/01/36
4/31 at 100.00 N/R 8,858,200
Pennsylvania State, General Obligation Bonds, First Series
2021:
90 5.000%, 5/15/22 No Opt. Call Aa3 90,435
17,455 5.000%, 5/15/23 No Opt. Call Aa3 18,113,053
17,930 5.000%, 5/15/24 No Opt. Call Aa3 19,086,844
4,580 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Series 2019. Forward Delivery, 5.000%, 12/01/23
No Opt. Call A1 4,813,992
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Second Series 2016B-2:
15,210 5.000%, 6/01/22 No Opt. Call A3 15,305,519
23,700 5.000%, 6/01/23 No Opt. Call A3 24,583,773
8,095 5.000%, 6/01/24 - AGM Insured No Opt. Call AA 8,613,404
12,605 5.000%, 6/01/24 No Opt. Call A3 13,351,594
5,690 5.000%, 6/01/25 No Opt. Call A3 6,167,277
4,265 5.000%, 6/01/29 6/26 at 100.00 A3 4,702,845
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University
Project, Refunding Series 2020C. Forward Delivery:
540 4.000%, 11/01/24 No Opt. Call A- 563,215
1,000 5.000%, 11/01/25 No Opt. Call A- 1,090,770
850 5.000%, 11/01/26 No Opt. Call A- 945,514
1,000 5.000%, 11/01/27 No Opt. Call A- 1,131,580
1,000 5.000%, 11/01/28 No Opt. Call A- 1,147,780
1,000 5.000%, 11/01/29 No Opt. Call A- 1,164,040
Philadelphia School District, Pennsylvania, General
Obligation Bonds, Green Series 2021B:
1,940 5.000%, 9/01/22 No Opt. Call N/R 1,969,837
1,425 5.000%, 9/01/23 No Opt. Call N/R 1,485,890
1,300 5.000%, 9/01/24 No Opt. Call N/R 1,382,680
3,000 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Refunding Series 2020. Forward Delivery, 5.000%, 9/01/22
No Opt. Call A+ 3,046,140
Pittsburgh Public Parking Authority, Pennsylvania, Parking
System Revenue Bonds, Refunding Series 2015A:
440 5.000%, 12/01/22, (ETM) No Opt. Call N/R (4) 450,362
810 5.000%, 12/01/22 No Opt. Call A+ 826,864
1,720 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call BB+ 1,700,530

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
232
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 2,680 Southeastern Pennsylvania Transportation Authority, Capital Grant
Receipts Bonds, Federal Transit Administration Section 5309 Fixed
Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/23
No Opt. Call AA- $ 2,784,654
1,520 Southeastern Pennsylvania Transportation Authority, Capital Grant
Receipts Bonds, Federal Transit Administration Section 5337 State of
Good Repair Formula Program Funds, Refunding Series 2017, 5.000%,
6/01/24
No Opt. Call AA- 1,604,421
250 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26
2/26 at 100.00 AA+ 267,360
Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5:
2,410 5.000%, 11/01/22 No Opt. Call BBB+ 2,453,886
2,530 5.000%, 11/01/23 No Opt. Call BBB+ 2,631,301
2,665 5.000%, 11/01/24 No Opt. Call BBB+ 2,813,627
2,550 5.000%, 11/01/25 No Opt. Call BBB+ 2,735,207
600 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/22
No Opt. Call Baa1 604,068
363,866 Total Pennsylvania 355,150,965
Puerto Rico - 2.8%
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
24,995 5.000%, 7/01/22, 144A (WI/DD, Settling 6/15/22) No Opt. Call N/R 25,029,743
3,430 5.000%, 7/01/24, 144A (WI/DD, Settling 6/15/22) No Opt. Call N/R 3,583,081
4,600 5.000%, 7/01/25, 144A (WI/DD, Settling 6/15/22) No Opt. Call N/R 4,890,720
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A:
325 5.000%, 7/01/22, 144A No Opt. Call N/R 327,480
325 5.000%, 7/01/25, 144A No Opt. Call N/R 347,012
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
6,695 5.000%, 7/01/22, 144A No Opt. Call N/R 6,746,083
7,670 5.000%, 7/01/24, 144A No Opt. Call N/R 8,047,517
4,230 5.000%, 7/01/25, 144A No Opt. Call N/R 4,516,498
935 5.000%, 7/01/29, 144A No Opt. Call N/R 1,048,481
4,600 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 4,909,856
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Senior Lien Series 2012A:
340 4.250%, 7/01/25 7/22 at 100.00 CCC 342,444
5 5.250%, 7/01/29 7/22 at 100.00 CCC 5,048
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
7,813 0.000%, 7/01/24 No Opt. Call N/R 7,333,672
32,545 0.000%, 7/01/27 No Opt. Call N/R 27,890,414
15,637 0.000%, 7/01/29 7/28 at 98.64 N/R 12,485,050
38,287 0.000%, 7/01/31 7/28 at 91.88 N/R 28,386,748
38,716 0.000%, 7/01/33 7/28 at 86.06 N/R 26,463,548
12,819 4.500%, 7/01/34 7/25 at 100.00 N/R 13,430,338
105 0.000%, 7/01/46 7/28 at 41.38 N/R 32,218
100 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 103,768

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
$ 14,045 5.250%, 7/01/23 No Opt. Call N/R $ 14,391,583
37,744 5.375%, 7/01/25 No Opt. Call N/R 39,856,548
5,986 5.625%, 7/01/27 No Opt. Call N/R 6,544,973
2,021 5.625%, 7/01/29 No Opt. Call N/R 2,257,861
263,968 Total Puerto Rico 238,970,684
Rhode Island - 0.6%
3,170 Cranston, Rhode Island, General Obligation Bonds, Anticipation Notes
Series 2021-1, 1.000%, 8/23/22
No Opt. Call N/R 3,165,942
1,610 Rhode Island Health and Educational Building Corporation, Public Schools
Financing Program Revenue Bonds, City of Providence, Series 2021D,
5.000%, 5/15/25 - BAM Insured
No Opt. Call AA 1,760,068
3,370 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 70, 2.800%, 10/01/34
10/28 at 100.00 AA+ 3,295,018
13,005 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2021 Series 75A, 2.050%, 10/01/36
4/30 at 100.00 AA+ 11,221,234
9,795 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2022 Series 76A, 2.350%, 10/01/36
4/31 at 100.00 N/R 8,746,935
2,595 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bonds, Series 73-A, 2.100%, 10/01/35
10/29 at 100.00 AA+ 2,302,803
5,000 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bonds, Series 74, 2.125%, 10/01/36
4/30 at 100.00 AA+ 4,383,900
1,195 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A, 2.300%,
10/01/35
10/29 at 100.00 AA+ 1,080,412
2,490 Rhode Island, General Obligation Bonds, Consolidated Capital
Development Loan, Refunding Series 2021C, 5.000%, 8/01/23
No Opt. Call AA 2,599,261
Rhode Island, General Obligation Bonds, Consolidated
Capital Development Loan, Series 2021A:
3,495 5.000%, 5/01/23 No Opt. Call AA 3,622,218
3,670 5.000%, 5/01/24 No Opt. Call AA 3,906,605
49,395 Total Rhode Island 46,084,396
South Carolina - 1.7%
Anderson, South Carolina, Water and Sewer Revenue
Bonds, Refunding Series 2022:
1,245 5.000%, 7/01/25 (WI/DD, Settling 4/05/22) No Opt. Call N/R 1,360,860
1,325 5.000%, 7/01/26 (WI/DD, Settling 4/05/22) No Opt. Call N/R 1,482,582
2,300 5.000%, 7/01/27 (WI/DD, Settling 4/05/22) No Opt. Call N/R 2,623,955
20,015 Charleston County School District, South Carolina, General Obligation
Bond Anticipation Notes, Sales Tax Projects Phase IV, Series 2021B,
4.000%, 5/11/22
No Opt. Call N/R 20,084,852
Charleston County, South Carolina, General Obligation
Bonds, Transportation Sales Tax Series 2021A:
7,285 5.000%, 11/01/24 No Opt. Call N/R 7,861,025
7,660 5.000%, 11/01/25 No Opt. Call N/R 8,482,990
Florence County, South Carolina, General Obligation
Bonds, Series 2021:
16,940 5.000%, 6/01/25 No Opt. Call Aa2 18,501,868
17,455 5.000%, 6/01/26 No Opt. Call Aa2 19,525,861
18,965 5.000%, 6/01/27 No Opt. Call Aa2 21,673,771
4,960 Greenville County School District, South Carolina, Installment Purchase
Revenue Bonds, Building Equity Sooner Series 2012, 5.000%, 12/01/22
No Opt. Call AA 5,081,123

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
234
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 455 Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/26
No Opt. Call A1 $ 510,323
1,000 North Charleston, South Carolina, Limited Obligation Tax Increment
Pledge Bonds, Series 2022, 5.000%, 10/01/22
No Opt. Call N/R 1,017,780
5,290 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put
2/1/2024)
11/23 at 100.30 Aa2 5,448,859
1,180 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.650%, 7/01/34
1/29 at 100.00 Aaa 1,136,635
2,970 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.000%, 7/01/35
1/30 at 100.00 Aaa 2,639,380
6,230 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 1.850%, 7/01/36
7/30 at 100.00 Aaa 5,312,819
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series
2014A:
520 5.000%, 8/01/22 No Opt. Call Baa3 524,134
1,035 5.000%, 8/01/24 No Opt. Call Baa3 1,078,398
4,595 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Bon Secours Mercy Health, Inc, Series 2020B, 5.000%, 12/01/48,
(Mandatory Put 10/1/2025)
No Opt. Call AA- 5,045,402
South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Palmetto Health, Refunding
Series 2013A:
1,450 5.250%, 8/01/24, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R (4) 1,516,787
2,850 5.250%, 8/01/25, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R (4) 2,981,271
3,610 5.250%, 8/01/26, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R (4) 3,776,277
2,000 5.000%, 8/01/27, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R (4) 2,085,600
1,255 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A, 5.000%, 12/01/22
No Opt. Call A 1,284,392
132,590 Total South Carolina 141,036,944
South Dakota - 0.3%
Harrisburg Independent School District 41-2, South
Dakota, General Obligation Bonds, Series 2021:
1,470 5.000%, 8/01/22 No Opt. Call AA+ 1,488,801
1,355 5.000%, 2/01/23 No Opt. Call AA+ 1,394,200
570 5.000%, 8/01/23 No Opt. Call AA+ 594,704
1,485 5.000%, 2/01/24 No Opt. Call AA+ 1,569,630
425 5.000%, 8/01/24 No Opt. Call AA+ 453,760
800 5.000%, 2/01/25 No Opt. Call AA+ 864,496
475 5.000%, 8/01/25 No Opt. Call AA+ 519,493
1,410 5.000%, 8/01/26 No Opt. Call AA+ 1,575,732
650 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2014B, 5.000%, 11/01/24
No Opt. Call AA- 697,151
1,130 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/22
No Opt. Call AA- 1,153,730
3,060 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 1.900%, 11/01/36
5/30 at 100.00 AAA 2,640,137
5,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 1.850%, 11/01/36
5/30 at 100.00 AAA 4,194,950

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Dakota (continued)
$ 7,310 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B, 2.300%, 11/01/37
11/30 at 100.00 N/R $ 6,465,037
25,140 Total South Dakota 23,611,821
Tennessee - 1.2%
Chattanooga Health, Educational and Housing Facility
Board, Tennessee, Revenue Bonds, CommonSpirit Health,
Series 2019A-1:
1,360 5.000%, 8/01/25 No Opt. Call BBB+ 1,475,505
1,750 5.000%, 8/01/26 No Opt. Call BBB+ 1,938,142
4,430 Chattanooga, Tennessee, General Obligation Bonds, Refunding Series
2021B, 5.000%, 10/01/25
No Opt. Call N/R 4,894,175
Knox County Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, East Tennessee
Children's Hospital, Series 2019:
2,335 5.000%, 11/15/32 2/29 at 100.00 A 2,675,863
2,810 5.000%, 11/15/33 2/29 at 100.00 A 3,212,392
6,150 Knoxville, Tennessee, Wastewater System Revenue Bonds, Refunding
Series 2021A, 4.000%, 4/01/25
No Opt. Call AA+ 6,511,374
1,200 Metropolitan Government of Nashville-Davidson County, Tennessee,
Exempt Facilities Revenue Bonds, Waste Management Inc., Series 2001,
0.580%, 8/01/31, (AMT), (Mandatory Put 8/1/2024)
8/23 at 102.00 A- 1,146,432
21,315 Metropolitan Government of Nashville-Davidson County, Tennessee,
General Obligation Bonds, Improvement Series 2021C, 5.000%, 1/01/25
No Opt. Call AA 23,040,662
1,965 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Refunding Subordinate Lien
Series 2012, 5.000%, 7/01/22, (ETM)
No Opt. Call AA- (4) 1,983,884
3,005 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/1/2028)
6/28 at 100.68 A1 3,188,005
1,030 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.850%, 7/01/32
1/25 at 100.00 AA+ 1,043,318
3,435 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.400%, 7/01/34
7/28 at 100.00 AA+ 3,456,812
3,640 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 2.800%, 7/01/34
7/28 at 100.00 AA+ 3,593,517
705 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2020-3A, 2.100%, 7/01/35
7/29 at 100.00 AA+ 630,580
2,000 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.050%, 7/01/36
7/30 at 100.00 AA+ 1,751,200
2,300 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.000%, 7/01/37
7/30 at 100.00 AA+ 1,981,312
4,330 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.050%, 7/01/36
1/31 at 100.00 N/R 3,814,340
8,370 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/1/2025)
8/25 at 100.22 A2 8,651,065
3,685 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Commodity Project,  Series 2021A, 5.000%, 5/01/52, (Mandatory Put
11/1/2031)
8/31 at 100.85 A2 4,219,178
21,890 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 4.000%, 5/01/48, (Mandatory Put 5/1/2023)
2/23 at 100.43 A2 22,269,792
97,705 Total Tennessee 101,477,548

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
236
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas - 3.6%
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
$ 1,660 5.000%, 1/01/26 No Opt. Call BB+ $ 1,758,256
1,290 5.000%, 1/01/27 No Opt. Call BB+ 1,383,112
1,920 5.000%, 1/01/29 1/27 at 100.00 BB+ 2,049,600
1,865 Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2020A, 5.000%, 11/15/25
No Opt. Call AA 2,057,058
8,325 Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding
Series 2021, 5.000%, 11/15/25
No Opt. Call N/R 9,191,466
5,115 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25
7/24 at 100.00 BBB+ 5,387,067
9,210 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 BBB+ 9,982,535
Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2016:
2,500 5.000%, 1/01/23 No Opt. Call A- 2,559,350
3,580 5.000%, 1/01/24 No Opt. Call A- 3,751,625
650 Corpus Christi Business and Job Development Corporation, Texas, Sales
Tax Revenue Bonds, Arena Project, Refunding Series 2014, 5.000%,
9/01/22
No Opt. Call AA 657,741
5,300 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Senior Lien Series 2019, 5.000%, 12/01/24
No Opt. Call AA+ 5,717,163
4,010 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Senior Lien Series 2020B. Forward Delivery, 5.000%, 12/01/23
No Opt. Call AA+ 4,224,334
Dallas, Texas, Waterworks and Sewer System Revenue
Bonds, Refunding Series 2020C:
2,000 5.000%, 10/01/22 No Opt. Call AAA 2,037,360
2,000 5.000%, 10/01/23 No Opt. Call AAA 2,097,380
1,010 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2014A, 5.250%, 11/01/26, (AMT)
11/23 at 100.00 A+ 1,058,318
Del Valle Independent School District, Travis County, Texas,
General Obligation Bonds, School Building Series 2021:
1,195 5.000%, 6/15/22 No Opt. Call AAA 1,204,620
5,000 5.000%, 6/15/23 No Opt. Call AAA 5,201,050
2,910 5.000%, 6/15/24 No Opt. Call AAA 3,106,599
Eagle Mountain and Saginaw Independent School District,
Tarrant County, Texas, General Obligation Bonds, School
Building Series 2021:
1,000 5.000%, 8/15/22 No Opt. Call Aaa 1,014,390
1,485 5.000%, 8/15/23 No Opt. Call Aaa 1,551,424
1,485 5.000%, 8/15/24 No Opt. Call Aaa 1,591,682
1,400 5.000%, 8/15/25 No Opt. Call Aaa 1,538,306
El Paso, El Paso County, Texas, Water and Sewer Revenue
Bonds, Refunding Series 2019B:
2,525 5.000%, 3/01/23 No Opt. Call AA+ 2,604,815
2,660 5.000%, 3/01/24 No Opt. Call AA+ 2,813,163
3,000 5.000%, 3/01/25 No Opt. Call AA+ 3,252,780
3,945 5.000%, 3/01/26 No Opt. Call AA+ 4,379,936
4,160 5.000%, 3/01/27 No Opt. Call AA+ 4,718,023
1,020 5.000%, 3/01/28 No Opt. Call AA+ 1,177,641
18,000 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23
No Opt. Call A+ 18,492,120

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 5,205 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-1, 5.000%, 7/01/49, (Mandatory Put 12/1/2022)
9/22 at 100.88 A+ $ 5,330,597
3,260 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-2, 5.000%, 7/01/49, (Mandatory Put 12/1/2024)
9/24 at 100.84 A+ 3,493,775
3,110 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series
2014A, 5.000%, 12/01/24
No Opt. Call A+ 3,344,712
17,500 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019B,
5.000%, 10/01/41, (Mandatory Put 10/1/2024)
No Opt. Call AA 18,754,050
5,205 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 11/15/24 - AGM Insured
No Opt. Call AA 5,573,930
Houston, Texas, Airport System Revenue Bonds, Refunding
& Subordinate Lien Series 2018C:
4,000 5.000%, 7/01/29, (AMT) 7/28 at 100.00 AA 4,512,440
6,000 5.000%, 7/01/30, (AMT) 7/28 at 100.00 AA 6,738,060
3,000 5.000%, 7/01/31, (AMT) 7/28 at 100.00 AA 3,361,620
6,605 Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2020A. Forward Delivery, 5.000%, 11/15/32
11/30 at 100.00 AA 7,883,728
Love Field Airport Modernization Corporation, Texas,
General Airport Revenue Bonds Series 2015:
1,720 5.000%, 11/01/22, (AMT) No Opt. Call A1 1,753,815
1,455 5.000%, 11/01/23, (AMT) No Opt. Call A1 1,521,319
1,500 5.000%, 11/01/24, (AMT) No Opt. Call A1 1,601,400
95 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2021, 5.000%, 5/15/25
No Opt. Call A+ 103,373
3,950 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, Central Power & Light Company Project, Refunding Series 1996,
0.900%, 5/01/30, (AMT), (Mandatory Put 9/1/2023)
No Opt. Call A- 3,886,207
2,175 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
4/22 at 105.00 BB- 2,285,947
North Central Texas Health Facilities Development
Corporation, Texas, Revenue Bonds, Children's Medical
Center Dallas Project, Series 2012:
2,065 5.000%, 8/15/22 No Opt. Call AA 2,094,323
6,415 5.000%, 8/15/23, (Pre-refunded 8/15/22) 8/22 at 100.00 AA (4) 6,506,414
North Texas Municipal Water District, Water System
Revenue Bonds, Refunding Series 2021A:
10,000 4.000%, 9/01/25 No Opt. Call N/R 10,661,600
15,530 5.000%, 9/01/26 No Opt. Call N/R 17,441,898
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2014A:
3,030 5.000%, 1/01/23 No Opt. Call A+ 3,108,992
2,015 5.000%, 1/01/23, (ETM) No Opt. Call N/R (4) 2,068,438
4,890 5.000%, 1/01/24 No Opt. Call A+ 5,152,886
2,435 5.000%, 1/01/24, (ETM) No Opt. Call N/R (4) 2,568,487
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2017A:
5,070 5.000%, 1/01/23 No Opt. Call A+ 5,202,175
3,500 5.000%, 1/01/24 1/23 at 100.00 A+ 3,585,260
3,200 5.000%, 1/01/27 1/26 at 100.00 A+ 3,532,896

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
238
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021:
$ 1,660 5.000%, 10/01/24 No Opt. Call N/R $ 1,783,155
1,665 5.000%, 10/01/25 No Opt. Call N/R 1,832,333
San Antonio, Texas, General Obligation Bonds, General
Improvement Series 2020:
5,570 5.000%, 8/01/28 No Opt. Call AAA 6,478,578
4,025 5.000%, 8/01/29 No Opt. Call AAA 4,751,835
San Antonio, Texas, General Obligation Bonds, Tax Notes
Series 2021:
7,325 5.000%, 8/01/23 No Opt. Call AAA 7,647,373
3,735 5.000%, 8/01/24 No Opt. Call AAA 3,996,562
1,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, MRC Methodist Retirement
Communities Stevenson Oaks Project, Mandatory Paydown Series
2020B-2, 3.000%, 11/15/26
5/22 at 100.00 N/R 1,000,120
2,870 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Premium Series 2019A, 3.500%, 7/01/34
7/28 at 100.00 Aaa 2,895,486
3,445 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.850%, 9/01/36
3/30 at 100.00 Aaa 2,914,160
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
3,025 4.000%, 12/31/30 No Opt. Call Baa2 3,237,113
4,000 4.000%, 6/30/31 12/30 at 100.00 Baa2 4,271,880
Texas Water Development Board, State Revolving Fund
Revenue Bonds, New Series 2020:
1,370 5.000%, 8/01/23 No Opt. Call AAA 1,428,828
1,825 5.000%, 8/01/25 No Opt. Call AAA 2,001,496
Texas Water Development Board, State Water
Implementation Revenue Fund Bonds, Master Trust Series
2018A:
7,100 5.000%, 10/15/23 No Opt. Call AAA 7,445,628
13,065 5.000%, 10/15/24 No Opt. Call AAA 14,061,468
284,830 Total Texas 304,373,271
Utah - 0.2%
9,725 Central Utah Water Conservancy District, Utah, General Obligation Bonds,
Refunding Limited Tax  Series 2021A, 5.000%, 4/01/25
No Opt. Call AA+ 10,586,441
4,075 Utah State, General Obligation Bonds, Series 2020B, 5.000%, 7/01/23 No Opt. Call AAA 4,244,316
13,800 Total Utah 14,830,757
Vermont - 0.0%
1,210 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series 2021A,
2.200%, 11/01/36
11/30 at 100.00 N/R 1,061,460
Virginia - 2.0%
3,225 Charles City County Industrial Development Authority, Virginia, Solid
Waste Disposal Facility Revenue Bonds, Waste Management, Inc., Series
2002, 1.450%, 4/01/27, (AMT)
No Opt. Call A- 3,014,859
15,485 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%,
11/01/23
No Opt. Call BBB 16,178,573

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
Fairfax County Economic Development Authority, Virginia,
Revenue Bonds, Wiehle Avenue Metrorail Station Parking
Project, Refunding Series 2020. Forward Delivery:
$ 2,160 5.000%, 8/01/24 No Opt. Call AA+ $ 2,303,122
2,240 5.000%, 8/01/25 No Opt. Call AA+ 2,446,035
2,045 5.000%, 8/01/26 No Opt. Call AA+ 2,283,590
2,850 5.000%, 8/01/27 No Opt. Call AA+ 3,245,865
1,600 5.000%, 8/01/29 No Opt. Call AA+ 1,884,208
8,860 Federal Home Loan Mortgage Corporation, Multifamily Variable Rate
Certificates Relating to Municpal Securities Class A Series 2019M-057,
2.400%, 10/15/29
No Opt. Call AA+ 8,641,778
5,000 Halifax County Industrial Development Authority, Virginia, Recovery Zone
Facility Revenue Bonds, Virginia Electric & Power Company Project,
Series 2010A, 1.650%, 12/01/41, (Mandatory Put 5/31/2024) (WI/DD,
Settling 4/01/22)
No Opt. Call N/R 4,938,700
38,250 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond
Anticipation Notes, Series 2021A, 5.000%, 7/01/26
No Opt. Call Aa2 42,703,065
Loudoun County Economic Development Authority,
Virginia, Lease Revenue Bonds, Public Facilities Project,
Refunding Series 2020A:
10,700 5.000%, 12/01/22 No Opt. Call AA+ 10,977,130
11,105 5.000%, 12/01/23 No Opt. Call AA+ 11,698,562
5,240 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018A,
5.000%, 11/01/48, (Mandatory Put 11/1/2028)
No Opt. Call AA 6,090,138
4,980 Virginia Beach Development Authority, Virginia, Public Facilities Revenue
Bonds, Refunding Series 2020B, 5.000%, 8/01/23
No Opt. Call AA+ 5,197,178
8,815 Virginia Beach Development Authority, Virginia, Public Facilities Revenue
Bonds, Series 2020A, 5.000%, 4/15/24
No Opt. Call AA+ 9,353,773
25,095 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2009A, 0.750%, 10/01/40, (Mandatory Put 9/2/2025)
No Opt. Call A2 23,696,957
18,225 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/2024)
No Opt. Call A2 17,829,882
165,875 Total Virginia 172,483,415
Washington - 2.3%
Central Puget Sound Regional Transit Authority,
Washington, Sales Tax and Motor Vehicle Excise Tax Bonds,
Refunding & Improvement, Green Series 2021S-1:
10,000 5.000%, 11/01/25 No Opt. Call N/R 11,016,100
10,785 5.000%, 11/01/26 No Opt. Call N/R 12,151,459
10,285 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2015A, 5.000%, 7/01/23
No Opt. Call Aa2 10,713,679
5,270 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1,
Refunding Series 2015C, 5.000%, 7/01/25
No Opt. Call Aa2 5,759,056
10,605 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1,
Refunding Series 2017A, 5.000%, 7/01/27
No Opt. Call Aa2 12,082,489
16,245 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1,
Refunding Series 2021-A, 5.000%, 7/01/26
No Opt. Call Aa2 18,136,243

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
240
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
King and Pierce Counties School District 408 Auburn,
Washington, General Obligation Bonds, Refunding Series
2020:
$ 1,310 5.000%, 12/01/22 No Opt. Call Aaa $ 1,341,912
3,105 5.000%, 12/01/23 No Opt. Call Aaa 3,269,379
3,050 5.000%, 12/01/24 No Opt. Call Aaa 3,294,183
2,015 5.000%, 12/01/25 No Opt. Call Aaa 2,231,612
King County Public Hospital District 1, Washington, Limited
Tax General Obligation Bonds, Valley Medical Center,
Refunding Series 2016:
6,485 5.000%, 12/01/23 No Opt. Call A2 6,804,386
7,295 5.000%, 12/01/24 No Opt. Call A2 7,839,645
13,045 King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien
Series 2020A, 0.625%, 1/01/32, (Mandatory Put 1/1/2024)
7/23 at 100.00 AA 12,726,832
12,105 Spokane, Washington, Water and Wastewater System Revenue Bonds,
Green Series 2014, 4.000%, 12/01/32
12/24 at 100.00 AA 12,662,193
2,280 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/27
No Opt. Call BBB+ 2,568,602
4,350 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/1/2024)
2/24 at 100.00 BBB+ 4,565,804
8,250 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49, (Mandatory Put
8/1/2026)
2/26 at 100.00 BBB+ 8,998,605
Washington Health Care Facilities Authority, Revenue
Bonds, Fred Hutchinson Cancer Research Center, Series
2015:
1,955 5.000%, 1/01/24, (ETM) No Opt. Call A+ (4) 2,053,532
1,310 5.000%, 1/01/25, (ETM) No Opt. Call A+ (4) 1,402,984
5,325 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 5.000%, 8/15/27
8/25 at 100.00 AA- 5,811,013
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Saint Joseph Health, Series 2018B:
1,490 5.000%, 10/01/25 No Opt. Call AA- 1,636,571
2,005 5.000%, 10/01/26 No Opt. Call AA- 2,250,452
3,035 5.000%, 10/01/27 No Opt. Call AA- 3,473,558
2,360 5.000%, 10/01/28 No Opt. Call AA- 2,748,385
2,750 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-2. TEMPS-60. TAX-
EXEMPT MANDATORY PAYDOWN SECURITIES-60, 2.125%, 7/01/27,
144A
1/23 at 100.00 N/R 2,579,088
3,755 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.000%, 12/01/36
6/30 at 100.00 Aaa 3,272,745
1,500 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.250%, 12/01/36
6/31 at 100.00 N/R 1,334,850
1,620 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax &
Vehicle Related Fees Series 2020E, 5.000%, 6/01/22
No Opt. Call Aaa 1,630,562
Washington State, General Obligation Bonds, Motor
Vehicle Fuel Tax Refunding Series R-2021A:
2,000 5.000%, 6/01/24 No Opt. Call Aaa 2,132,020
4,750 5.000%, 6/01/25 No Opt. Call Aaa 5,187,950
22,875 Washington State, General Obligation Bonds, Refunding Various Purpose
Series 2021R-2021C, 5.000%, 8/01/24
No Opt. Call Aaa 24,493,177
183,210 Total Washington 196,169,066

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia - 0.4%
$ 6,060 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Refunidng Series 2015A, 2.550%, 3/01/40, (Mandatory Put 4/1/2024)
No Opt. Call A- $ 6,091,270
6,845 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Series 2010, 0.625%, 12/01/38, (Mandatory Put 12/15/2025)
No Opt. Call A- 6,426,291
7,730 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Series 2011A, 1.000%, 1/01/41, (AMT), (Mandatory Put 9/1/2025)
No Opt. Call A- 7,387,020
4,010 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Seriess 2009A, 2.625%, 12/01/42, (Mandatory Put 6/1/2022)
No Opt. Call A- 4,014,732
4,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Seriess 2009B, 2.625%, 12/01/42, (Mandatory Put 6/1/2022)
No Opt. Call A- 4,004,720
7,750 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project,
Refunding Series 2013A, 3.000%, 6/01/37, (AMT), (Mandatory Put
6/18/2027) (WI/DD, Settling 4/01/22)
No Opt. Call N/R 7,760,307
1,090 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/24
No Opt. Call Baa1 1,163,292
37,485 Total West Virginia 36,847,632
Wisconsin - 1.8%
Dodge County, Wisconsin, General Obligation Bonds,
Refunding Series 2022A:
1,395 3.000%, 3/01/24 No Opt. Call N/R 1,424,881
1,385 3.000%, 3/01/25 No Opt. Call N/R 1,423,420
1,385 3.000%, 3/01/26 No Opt. Call N/R 1,427,852
Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series
2021A:
4,315 2.000%, 3/01/23 No Opt. Call N/R 4,335,064
4,275 2.000%, 3/01/24 No Opt. Call N/R 4,285,987
4,365 2.000%, 3/01/25 No Opt. Call N/R 4,370,762
12,515 Milwaukee, Wisconsin, General Obligation Bonds, Promissory Note Series
2021-N3, 5.000%, 4/01/24
No Opt. Call N/R 13,193,313
4,200 Public Finance Authority of Wisconsin, Retirement Facilities First Mortgage
Revenue Bonds, Whitestone Masonic and Eastern Star Home of Norht
Carolina, Series 2020B-2, 3.000%, 3/01/26, 144A
5/22 at 100.00 N/R 4,187,610
5,000 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-2, 2.250%, 6/01/27
No Opt. Call N/R 4,727,650
12,305 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-3, 1.100%,
7/01/29, (Mandatory Put 6/1/2026)
No Opt. Call A- 11,507,513
4,000 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-4, 1.100%,
4/01/33, (Mandatory Put 6/1/2026)
No Opt. Call A- 3,740,760
1,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016A, 5.000%, 1/01/24
No Opt. Call BBB 1,047,200
Public Finance Authority, Wisconsin, Exempt Facilities
Revenue Bonds, Celanese Project, Refunding Series 2016C:
2,250 4.050%, 11/01/30 5/26 at 100.00 BBB 2,346,075
5,000 4.300%, 11/01/30 5/26 at 100.00 BBB 5,251,400

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
242
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 25,000 Shorewood School District, Milwaukee County, Wisconsin, Bond
Anticipation Notes, Series 2021, 0.450%, 10/01/23
10/22 at 100.00 N/R $ 24,321,000
130 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/23, (Pre-
refunded 8/15/22)
8/22 at 100.00 N/R (4) 131,852
6,705 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Hospital Sisters Services, Inc., Refunding Series 2014A, 5.000%,
11/15/22
No Opt. Call A+ 6,854,656
6,060 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1, 5.000%,
2/15/52, (Mandatory Put 2/15/2025)
8/24 at 100.00 A- 6,460,505
3,300 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
3.375%, 8/15/29
8/24 at 100.00 A+ 3,376,626
4,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, TEMPS 50 Series 2019B-3,
2.250%, 11/01/26
4/22 at 100.00 N/R 4,010,640
4,080 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, TEMPS 70 Series 2019B-2,
2.550%, 11/01/27
4/22 at 100.00 N/R 4,088,976
6,250 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, TEMPS 85 Series 2019B-1,
2.825%, 11/01/28
4/22 at 100.00 N/R 5,943,813
Wisconsin Housing and Ecconomic Development
Authority, Home Ownership Revenue Bonds, Series 2019C:
1,770 2.200%, 3/01/31 9/28 at 100.00 AA 1,668,473
1,785 2.200%, 9/01/31 9/28 at 100.00 AA 1,675,776
4,930 2.500%, 9/01/34 9/28 at 100.00 AA 4,620,544
Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A:
75 0.200%, 11/01/38, (Mandatory Put 10/14/2022) 5/22 at 100.00 AA 74,444
6,415 1.600%, 11/01/48, (Mandatory Put 11/1/2022) 5/22 at 100.00 AA 6,415,898
5,440 Wisconsin State, General Obligation Bonds, Refunding Series 2021-1,
5.000%, 5/01/27
No Opt. Call AA+ 6,243,760
9,000 Wisconsin State, General Obligation Bonds, Refunding Series 2023-1,
5.000%, 5/01/24 (WI/DD, Settling 1/31/23)
No Opt. Call N/R 9,295,920
WPPI Energy, Wisconsin, Power Supply System Revenue
Bonds, Refunding Series 2014A:
755 5.000%, 7/01/25 7/24 at 100.00 A1 804,566
1,520 5.000%, 7/01/26 7/24 at 100.00 A1 1,619,438
1,170 5.000%, 7/01/27 7/24 at 100.00 A1 1,246,811
151,775 Total Wisconsin 152,123,185
Wyoming - 0.4%
20,555 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call A1 19,602,276
University of Wyoming, Facilities Revenue Bonds,
Supplemental Coverage Program, Refunding Series 2021A:
2,690 5.000%, 6/01/24 No Opt. Call AA- 2,862,267
2,825 5.000%, 6/01/25 No Opt. Call AA- 3,079,109
2,510 Wyoming Community Development Authority, Housing Revenue Bonds,
2019 Series 3, 2.450%, 12/01/34
12/28 at 100.00 AA+ 2,335,756
1,240 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 2.625%, 12/01/35
6/29 at 100.00 AA+ 1,177,231

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wyoming (continued)
$ 2,500 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 2, 2.100%, 12/01/35
6/30 at 100.00 AA+ $ 2,215,125
5,300 Wyoming Community Development Authority, Housing Revenue Bonds,
2021 Series 3, 2.000%, 12/01/36
12/30 at 100.00 N/R 4,590,754
37,620 Total Wyoming 35,862,518
$ 8,172,647 Total Municipal Bonds (cost $8,489,827,260) 8,299,651,591
Shares Description (1) Value
COMMON STOCKS - 2.0%
Independent Power and Renewable Electricity Producers - 2.0%
2,813,414 Energy Harbor Corp (8),(9),(10) 170,563,224
Total Common Stocks (cost $57,727,851) 170,563,224
Total Long-Term Investments (cost $8,547,555,111) 8,470,214,815
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.1%
MUNICIPAL BONDS - 0.1%
Florida - 0.0%
2,500 Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds,
Waste Management Inc., Series 2004A, 0.550%, 7/01/39, (Mandatory
Put 7/1/2024) (11)
No Opt. Call A- 2,389,086
Michigan - 0.1%
7,730 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Consumers
Energy Company Project, Variable Rate Series 2005, 0.875%, 4/01/35,
(AMT), (Mandatory Put 10/8/2026) (11)
10/21 at 100.00 N/R 7,355,613
New Jersey - 0.0%
1,470 New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond
Floater Series 2017-ZM0566, 0.650%, 7/01/25, (Mandatory Put
4/7/2022), 144A (11)
No Opt. Call A+ 1,470,000
Total Short-Term Investments (cost $11,700,000) 11,214,699
Total Investments (cost $ 8,559,255,111 ) - 100 .3% 8,481,429,514
Other Assets Less Liabilities - (0.3)% (26,499,849)
Net Assets - 100% $ 8,454,929,665
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”)rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8) For fair value measurement disclosure purposes, investment classified as Level 2.

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
244
(9) Common Stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy
Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio,
Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23,Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 0.000%, 1/01/34,Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33,
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA Securities Industry and Financial Market Association
SOFR Secured Overnight Financing Rate
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Nuveen Short Term Municipal Bond Fund
Portfolio of Investments March 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 94.2%
MUNICIPAL BONDS - 94.0%
Alabama - 3.7%
$ 1,000 Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series
2020, 5.000%, 7/01/27 - BAM Insured
No Opt. Call AA $ 1,128,740
6,335 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/1/2023)
9/23 at 100.31 A2 6,493,882
3,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 6 Series 2021B, 4.000%, 10/01/52, (Mandatory Put 12/1/2026)
9/26 at 100.79 N/R 3,127,080
4,105 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2017A, 4.000%, 8/01/47, (Mandatory Put 7/1/2022)
4/22 at 100.52 Aa2 4,132,545
Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020:
385 5.000%, 8/01/22 - AGM Insured No Opt. Call AA 389,058
450 5.000%, 8/01/23 - AGM Insured No Opt. Call AA 467,091
350 Gardendale, Alabama, General Obligation Warrants, Series 2021B,
4.000%, 5/01/25
No Opt. Call AA- 369,687
1,795 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/2025)
No Opt. Call A1 1,713,274
7,475 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49, (Mandatory
Put 6/1/2024)
3/24 at 100.29 A1 7,707,846
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds,
Project 1, Series 2021A, 4.000%, 10/01/25
No Opt. Call A2 1,041,840
650 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 4.500%, 5/01/32, 144A
5/29 at 100.00 N/R 638,399
26,545 Total Alabama 27,209,442
Alaska - 0.1%
1,000 North Slope Borough, Alaska, General Obligation Bonds, Refunding
School Series 2021B, 5.000%, 6/30/24
No Opt. Call AA 1,066,250
Arizona - 3.7%
385 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2021A, 5.000%, 2/01/26
No Opt. Call AA- 425,271
1,320 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/2023)
No Opt. Call A+ 1,331,141
6,930 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/3/2024)
6/24 at 100.00 A+ 7,330,900
1,820 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017A, 1.875%, 9/01/32,
(AMT), (Mandatory Put 3/31/2023)
No Opt. Call A+ 1,819,600

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
246
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Maricopa County Industrial Development Authority,
Arizona, Hospital Revenue Bonds, HonorHealth, Series
2019A:
$ 450 5.000%, 9/01/22 No Opt. Call A+ $ 457,123
500 5.000%, 9/01/23 No Opt. Call A+ 522,935
375 Maricopa County School District 3 Tempe Elementary, Arizona, General
Obligation Bonds, School Improvement Project 2016, Series 2021C,
5.000%, 7/01/25
No Opt. Call N/R 410,419
1,635 Maricopa County Special Health Care District, Arizona, General Obligation
Bonds, Series 2021D, 5.000%, 7/01/24
No Opt. Call Aa3 1,741,226
2,450 Maricopa County Unified School District 4 Mesa, Arizona, General
Obligation Bonds, School Improvement, Project of 2018 Series 2020C,
5.000%, 7/01/25
No Opt. Call Aa2 2,681,403
1,250 Maricopa County Unified School District 48, Scottsdale, Arizona, General
Obligation Bonds, Refunding Series 2020, 5.000%, 7/01/24
No Opt. Call Aa1 1,336,037
2,075 Navajo County Unified School District 32 Blue Ridge, Arizona, General
Obligation Bonds, Refunding Series 2021, 4.000%, 7/01/24 - BAM
Insured
No Opt. Call N/R 2,166,881
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B:
1,500 5.000%, 7/01/24, (AMT) No Opt. Call A1 1,589,310
3,500 5.000%, 7/01/26, (AMT) No Opt. Call A1 3,843,245
2,000 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2003A-2,
2.200%, 3/01/28, (AMT), (Mandatory Put 6/3/2024)
No Opt. Call A- 1,984,480
26,190 Total Arizona 27,639,971
California - 2.3%
5,605 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017C, 5.000%, 8/01/31, (Mandatory Put
11/1/2022)
No Opt. Call AA- 5,718,445
2,990 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Bond Anticipation Notes Series
2017, 0.000%, 4/01/22, (ETM)
No Opt. Call Aa1 (4) 2,990,000
7,465 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2017D,
5.000%, 5/01/23, (AMT), (ETM)
No Opt. Call A1 (4) 7,722,916
500 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25
No Opt. Call AA- 563,160
16,560 Total California 16,994,521
Colorado - 3.3%
550 Bromley Park Metropolitan District No. 2, In the City of Brighton, Adams
and Weld Counties, Colorado, Senior General Obligation Limited Tax
Refunding Bonds, Series 2018A, 5.000%, 12/01/22 - BAM Insured
No Opt. Call AA 562,182
250 Canon City Area Fire Protection District, Fremont County, Colorado,
Certificates of Participation, Series 2021F, 4.000%, 12/01/25 - AGM
Insured
No Opt. Call AA 265,810
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Aspen View Academy Project, Series 2021:
50 4.000%, 5/01/24 No Opt. Call Baa3 51,171
100 4.000%, 5/01/26 No Opt. Call Baa3 103,392

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Boulder Community Health Project, Series 2020:
$ 300 5.000%, 10/01/23 No Opt. Call A- $ 313,743
350 5.000%, 10/01/24 No Opt. Call A- 373,671
200 5.000%, 10/01/25 No Opt. Call A- 218,262
250 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/25
No Opt. Call BBB+ 271,232
2,325 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/1/2025)
2/25 at 100.00 BBB+ 2,487,285
Crystal Valley Metropolitan District 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2020A:
140 5.000%, 12/01/23 - AGM Insured No Opt. Call AA 147,011
175 5.000%, 12/01/24 - AGM Insured No Opt. Call AA 188,066
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013A, 5.000%, 11/15/22, (AMT)
No Opt. Call A+ 1,021,070
Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A:
5,000 5.000%, 12/01/22, (AMT) No Opt. Call A+ 5,111,750
2,000 5.000%, 12/01/25, (AMT) No Opt. Call A+ 2,169,980
1,000 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2020A, 5.000%, 9/01/27
No Opt. Call A 1,140,040
Foothills Park and Recreation District, Jefferson County,
Colorado, Lease Revenue Bonds, Certificates of
Participation, Series 2021:
220 4.000%, 12/01/24 No Opt. Call AA- 231,293
200 4.000%, 12/01/25 No Opt. Call AA- 213,520
525 Groundwater Management Subdistrict, Adams, Morgan and Weld
Counties, Colorado, Limited Tax General Obligation Bonds, Series 2021,
5.000%, 12/01/24 - BAM Insured
No Opt. Call AA 565,614
225 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021, 5.000%,
12/01/25 - AGM Insured
No Opt. Call AA 248,432
4,855 Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State
Generation and Transmission Association, Inc. Project, Refunding Series
2009, 2.000%, 3/01/36, (Mandatory Put 10/3/2022)
No Opt. Call A3 4,853,932
North Pine Vistas Metropolitan District 3, Castle Pines,
Douglas County, Colorado, Limited Tax General Obligation
Bonds, Refunding & Improvement Senior Series 2021A:
100 5.000%, 12/01/23 - AGM Insured No Opt. Call N/R 104,724
220 5.000%, 12/01/24 - AGM Insured No Opt. Call N/R 235,657
Prairiestar Metropolitan District 2, Larimer County,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2021A:
100 5.000%, 12/01/23 - BAM Insured No Opt. Call N/R 104,657
190 5.000%, 12/01/24 - BAM Insured No Opt. Call N/R 203,116
100 5.000%, 12/01/25 - BAM Insured No Opt. Call N/R 109,047
Rendezous Residential Metropolitan District, Grand
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2022:
560 4.000%, 12/01/22 - AGM Insured No Opt. Call N/R 568,792
275 4.000%, 12/01/24 - AGM Insured No Opt. Call N/R 287,369
1,160 University of Colorado Hospital Authority, Colorado, Revenue Bonds,
Refunding Series 2019C, 5.000%, 11/15/47, (Mandatory Put
11/15/2024)
5/24 at 100.00 AA 1,231,363

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
248
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Vauxmont Metropolitan District, Arvada, Colorado, Limited
Tax General Obligation and Special Revenue Bonds,
Convertible to Unlimited Tax Refunding Subordinate Series
2019:
$ 105 5.000%, 12/15/22 - AGM Insured No Opt. Call AA $ 107,388
260 5.000%, 12/15/24 - AGM Insured No Opt. Call AA 278,839
Westminster Public Schools, Adams County, Colorado,
Certificates of Participation, Improvement Series 2020A:
175 4.000%, 12/01/23 - AGM Insured No Opt. Call AA 180,632
200 4.000%, 12/01/24 - AGM Insured No Opt. Call AA 209,260
23,160 Total Colorado 24,158,300
Connecticut - 0.2%
1,200 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A, 5.000%, 5/01/26
No Opt. Call AA- 1,332,888
District of Columbia - 1.0%
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 5.000%, 10/01/26, (AMT)
No Opt. Call Aa3 5,517,300
Washington Convention and Sports Authority, Washington
D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien
Series 2018A:
850 5.000%, 10/01/22 No Opt. Call AA 864,441
1,325 5.000%, 10/01/22, (ETM) No Opt. Call N/R (4) 1,349,884
7,175 Total District of Columbia 7,731,625
Florida - 3.9%
1,450 Broward County, Florida, Airport System Revenue Bonds, Refunding
Series 2012P-1, 5.000%, 10/01/22, (AMT)
No Opt. Call A1 1,472,475
1,000 Broward County, Florida, Airport System Revenue Bonds, Series 2015A,
5.000%, 10/01/23, (AMT)
No Opt. Call A1 1,042,200
1,300 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
5.000%, 10/01/24, (AMT)
No Opt. Call A1 1,385,306
750 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
5.000%, 9/01/23, (AMT)
No Opt. Call A1 784,402
4,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A, 6.250%, 1/01/49, (AMT), (Mandatory Put 1/1/2024), 144A
5/22 at 102.00 N/R 4,019,760
540 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/2023), 144A
5/22 at 102.50 N/R 524,313
15,000 Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2019A, 5.000%, 6/01/22
No Opt. Call AAA 15,096,600
1,750 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/22, (AMT)
No Opt. Call Aa3 1,779,908
1,065 Lake Worth Beach, Florida, Consolidated Utility Revenue Bonds, Series
2020, 5.000%, 10/01/25 - BAM Insured
No Opt. Call AA 1,167,879
1,035 Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds,
Miami Jewish Health System Inc. Project, Series 2017, 5.000%, 7/01/22
No Opt. Call BB+ 1,034,348
Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer
Center and Research Institute, Series 2020B:
200 5.000%, 7/01/22 No Opt. Call A2 201,896
340 5.000%, 7/01/25 No Opt. Call A2 370,882
225 5.000%, 7/01/26 No Opt. Call A2 250,808
28,655 Total Florida 29,130,777

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia - 1.8%
$ 1,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2020B, 5.000%, 7/01/24, (AMT)
No Opt. Call Aa3 $ 1,060,440
580 Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2021C, 5.000%, 7/01/26, (AMT)
No Opt. Call N/R 637,130
3,555 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/2/2024)
9/24 at 100.43 Aa2 3,710,389
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021C:
750 4.000%, 12/01/24 No Opt. Call A3 777,825
1,100 4.000%, 12/01/25 No Opt. Call A3 1,150,985
1,295 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 11/01/24, 144A
No Opt. Call N/R 1,328,735
2,470 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Variable Rate Demand Bonds Series 2018A, 4.000%, 9/01/22
No Opt. Call Aa2 2,497,343
Private Colleges and Universities Authority, Georgia,
Revenue Bonds, Mercer University, Series 2021:
300 5.000%, 10/01/23 No Opt. Call Baa1 313,743
400 5.000%, 10/01/24 No Opt. Call Baa1 425,248
425 5.000%, 10/01/25 No Opt. Call Baa1 460,827
1,000 Richmond County Board of Education, Georgia, General Obligation
Bonds, Sales Tax Series 2021, 5.000%, 10/01/25
No Opt. Call AA+ 1,102,280
12,875 Total Georgia 13,464,945
Hawaii - 0.2%
Hawaii State, Harbor System Revenue Bonds, Series 2020A:
300 5.000%, 7/01/24, (AMT) No Opt. Call Aa3 318,810
800 5.000%, 7/01/25, (AMT) No Opt. Call Aa3 870,304
1,100 Total Hawaii 1,189,114
Idaho - 0.2%
1,710 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/22
No Opt. Call BB+ 1,731,358
Illinois - 5.9%
400 Board of Regents of Illinois State University, Auxiliary Facilities System
Revenue Bonds, Series 2018A, 5.000%, 4/01/22 - AGM Insured
No Opt. Call AA 400,000
Board of Trustees of Southern Illinois University, Housing
and Auxiliary Facilities System Revenue Bonds, Refunding
Series 2021A:
650 4.000%, 4/01/23 - BAM Insured No Opt. Call AA 665,164
1,200 4.000%, 4/01/25 - BAM Insured No Opt. Call AA 1,261,212
400 Champaign County Community Unit School District 166 Urbana, Illinois,
General Obligation Bonds, Limited Tax Series 2021B, 3.000%, 12/01/24
- AGM Insured
No Opt. Call AA 409,080
425 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/25
No Opt. Call BB 381,119
1,000 Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds,
Federal Transit Administration Section 5307 Urbanized Area Formula
Funds, Refunding Series 2017, 5.000%, 6/01/24
No Opt. Call A 1,061,630
2,500 Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A,
5.000%, 11/15/24
No Opt. Call A+ 2,679,850
650 Geneva, Kane County, Illinois, General Obligation Bonds, Waterworks &
Sewage Alternate Revenue Source, Refunding Series 2021, 4.000%,
2/01/25
No Opt. Call N/R 683,553

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
250
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center, LLC
- University of Illinois Health Services Facility Project, Series
2020:
$ 400 5.000%, 10/01/23 No Opt. Call BBB+ $ 417,120
400 5.000%, 10/01/24 No Opt. Call BBB+ 425,948
400 5.000%, 10/01/25 No Opt. Call BBB+ 435,120
Illinois Finance Authority, Revenue Bonds, Northshore
University HealthSystem, Series 2020A:
1,000 5.000%, 8/15/22 No Opt. Call AA- 1,014,240
1,000 5.000%, 8/15/23 No Opt. Call AA- 1,044,450
1,000 5.000%, 8/15/24 No Opt. Call AA- 1,067,290
5,350 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020B-1, 5.000%, 5/15/50, (Mandatory Put 11/15/2024)
5/24 at 100.00 A 5,657,465
1,670 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020B-2, 5.000%, 5/15/50, (Mandatory Put 11/15/2026)
5/26 at 100.00 A 1,841,225
250 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 5.000%, 11/15/22
No Opt. Call AA- 255,423
1,485 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 5.000%, 8/15/25
No Opt. Call N/R 1,624,085
575 Illinois Finance Authority, Water Facilities Revenue Bonds, American Water
Capital Corporation Project, Refunding Series 2020, 0.700%, 5/01/40,
(Mandatory Put 9/1/2023)
No Opt. Call A 563,420
2,000 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/24
No Opt. Call BBB 2,127,660
3,100 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/23
No Opt. Call BBB 3,235,067
1,935 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior
Obligation September Series 2021C, 5.000%, 6/15/26
No Opt. Call N/R 2,126,255
5,225 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2019C, 5.000%, 1/01/25
No Opt. Call AA- 5,636,364
Joliet Park District, Will County, Illinois, General Obligation
Bonds, Limited Tax Park Series 2021:
360 4.000%, 2/01/23 - BAM Insured No Opt. Call AA 366,700
400 4.000%, 2/01/24 - BAM Insured No Opt. Call AA 413,092
Macon County School District 61 Decatur, Illinois, General
Obligation Bonds, Alternate Revenue Source Refunding
School Series 2020C:
400 4.000%, 1/01/23 - AGM Insured No Opt. Call AA 407,220
355 4.000%, 1/01/26 - AGM Insured No Opt. Call AA 379,090
125 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties
Community College District 536, Illinois, General Obligation Bonds,
Lewis & Clark Community College, Refunding Series 2020, 4.000%,
5/01/22 - AGM Insured
No Opt. Call AA 125,256
Peoria, Illinois, General Obligation Bonds, Refunding Series
2021C:
415 5.000%, 1/01/25 - AGM Insured No Opt. Call N/R 443,772
2,245 5.000%, 1/01/26 - AGM Insured No Opt. Call N/R 2,451,428
2,750 Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement
Revenue Bonds, Series 2017, 5.000%, 6/01/22
No Opt. Call A 2,766,060

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern
Illinois Flood District Council Project, Series 2020:
$ 500 4.000%, 4/15/23 No Opt. Call AA- $ 510,870
450 5.000%, 4/15/24 No Opt. Call AA- 475,195
41,015 Total Illinois 43,351,423
Indiana - 2.4%
1,235 Clark-Pleasant Community School Building Corporation, Indiana, First
Mortgage Bonds, Refunding Series 2021B, 4.000%, 7/15/25
No Opt. Call N/R 1,310,681
Columbus Multi-School Building Corporation,
Bartholomew County, Indiana, First Mortgage Revenue
Bonds, Refunding and Improvement Series 2021:
1,300 4.000%, 7/15/24 No Opt. Call N/R 1,355,211
550 4.000%, 1/15/25 No Opt. Call N/R 577,087
950 Elkhart Community School Building Corporation, Indiana, First Mortgage
Bonds, Series 2021, 5.000%, 1/15/25
No Opt. Call AA+ 1,026,827
1,500 Franklin, Indiana, Economic Development Revenue Bonds, Otterbein
Homes Obligated Group, Series 2019B, 5.000%, 7/01/24
No Opt. Call A 1,591,680
1,625 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Long Term Rate Series 2019B, 2.250%,
12/01/58, (Mandatory Put 7/1/2025)
1/25 at 100.00 AA 1,644,110
700 Indiana Finance Authority, Hospital Revenue Bonds, Marion General
Hospital Project, Series 2021A, 5.000%, 7/01/26
No Opt. Call A 779,688
1,005 Indiana Finance Authority, State Revolving Fund Program Bonds, Series
2019D, 5.000%, 2/01/24, (AMT)
No Opt. Call N/R 1,057,069
900 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding First Lien Series 2021-1, 5.000%, 10/01/24
No Opt. Call AA- 967,221
1,065 Metropolitan School District Washington Township School Building
Corporation, Indianapolis, Indiana, First Mortgage Bonds, 2016
Referendum projects, Series 2021A, 5.000%, 7/15/25
No Opt. Call N/R 1,163,512
Tippecanoe School Corporation, Indiana, General
Obligation Bonds, Series 2020:
1,080 4.000%, 1/15/24 No Opt. Call Aa2 1,116,256
1,090 4.000%, 7/15/24 No Opt. Call Aa2 1,132,575
Vigo County, Indiana, Ad Valorem Property Tax First
Mortgage Bonds, Series 2021:
515 4.000%, 7/15/24 No Opt. Call AA+ 537,578
525 4.000%, 1/15/25 No Opt. Call AA+ 552,310
535 4.000%, 7/15/25 No Opt. Call AA+ 567,084
730 Warrick County, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company, Series 2015, 0.875%,
9/01/55, (AMT), (Mandatory Put 9/1/2023)
No Opt. Call A1 715,473
Zionsville Community Schools Building Corporation, Boone
County, Indiana, First Mortgage Bonds, Series 2020:
300 4.000%, 1/15/25 No Opt. Call AA+ 314,856
500 4.000%, 7/15/25 No Opt. Call AA+ 528,840
700 4.000%, 1/15/26 No Opt. Call AA+ 744,786
16,805 Total Indiana 17,682,844
Iowa - 3.3%
1,740 Indianola Community School District, Warren County, Iowa, General
Obligation Bonds, Refunding Series 2020, 4.000%, 6/01/24
No Opt. Call N/R 1,814,455

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
252
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa (continued)
Iowa Finance Authority Senior Living Facilities Revenue
Bonds, Sunrise Retirement Community Project, Refunding
Series 2021:
$ 335 4.000%, 9/01/24 No Opt. Call N/R $ 331,730
115 4.000%, 9/01/25 No Opt. Call N/R 112,736
1,000 Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health
System, Series 2013A, 5.000%, 7/01/25, (Pre-refunded 7/01/23)
7/23 at 100.00 A1 (4) 1,039,160
145 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50,
(Mandatory Put 12/1/2037)
12/22 at 105.00 BB- 154,044
7,000 Iowa Finance Authority, Solid Waste Facility Revenue Bonds, Gevo NW
Iowa RNG, LLC Renewable Natural Gas Project, Green Series 2021,
1.500%, 1/01/42, (Mandatory Put 4/1/2024)
10/22 at 100.00 Aa3 6,959,960
Sioux City Community School District, Iowa, School
Infrastructure Sales, Services and Use Tax Revenue Bonds,
Refunding Series 2020:
5,400 3.000%, 10/01/23 - BAM Insured No Opt. Call AA 5,505,246
2,500 3.000%, 10/01/24 - BAM Insured No Opt. Call AA 2,546,650
Southeast Polk Community School District, Polk, Jasper and
Marion Counties, Iowa, General Obligation Bonds, School
Series 2020A:
1,400 5.000%, 5/01/24 No Opt. Call AA- 1,486,730
3,750 5.000%, 5/01/25 No Opt. Call AA- 4,082,587
23,385 Total Iowa 24,033,298
Kansas - 0.4%
Kansas Municipal Energy Agency, Power Project Revenue
Bonds, Dogwood Project, Series 2018A:
500 5.000%, 4/01/22 - BAM Insured No Opt. Call AA 500,000
500 5.000%, 4/01/23 - BAM Insured No Opt. Call AA 516,215
1,760 Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2021A,
4.000%, 10/01/25 - BAM Insured
No Opt. Call AA 1,880,278
2,760 Total Kansas 2,896,493
Kentucky - 1.2%
445 Bullitt County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Series 2020, 4.000%, 12/01/25
No Opt. Call A1 473,142
3,785 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/1/2025)
10/24 at 100.24 A2 3,927,694
4,170 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018C-1, 4.000%, 12/01/49, (Mandatory Put 6/1/2025)
3/25 at 100.19 A1 4,328,377
8,400 Total Kentucky 8,729,213
Louisiana - 2.1%
2,400 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
LOOP Inc. Project, Variable Rate Series 2010B-1A, 2.000%, 10/01/40,
(Mandatory Put 10/1/2022)
No Opt. Call BBB+ 2,401,176
6,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50, (Mandatory
Put 5/15/2025)
11/24 at 102.04 A 6,481,680
1,000 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2021, 4.000%, 7/03/23
4/23 at 100.00 BBB+ 1,018,180
900 Louisiana State, General Obligation Bonds, Grant Anticipation Series
2021, 5.000%, 9/01/24
No Opt. Call AA 962,271

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 2,465 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 4/1/2023)
No Opt. Call BBB- $ 2,452,749
2,500 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37,
(Mandatory Put 7/1/2024)
No Opt. Call BBB- 2,465,675
15,265 Total Louisiana 15,781,731
Maryland - 0.8%
1,040 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-1, 5.000%,
7/01/45, (Mandatory Put 7/1/2025)
1/25 at 100.00 A 1,118,707
4,000 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-2, 5.000%,
7/01/45, (Mandatory Put 7/1/2027)
1/27 at 100.00 A 4,476,640
5,040 Total Maryland 5,595,347
Massachusetts - 1.0%
515 Attleboro, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2021, 5.000%, 5/01/25
No Opt. Call AA 561,319
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2020C:
725 5.000%, 10/01/25 - AGM Insured No Opt. Call AA 792,990
350 5.000%, 10/01/26 - AGM Insured No Opt. Call AA 390,940
210 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/1/2025)
1/25 at 100.00 AA+ 194,361
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue L, Senior Series 2020B:
880 5.000%, 7/01/25, (AMT) No Opt. Call AA 944,460
1,250 5.000%, 7/01/26, (AMT) No Opt. Call AA 1,366,275
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue M, Taxable Senior Series
2021B:
1,075 5.000%, 7/01/25, (AMT) No Opt. Call AA 1,158,958
1,000 5.000%, 7/01/26, (AMT) No Opt. Call AA 1,099,340
1,000 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Refunding Series 2019B, 5.000%, 7/01/23, (AMT)
No Opt. Call AA 1,038,400
7,005 Total Massachusetts 7,547,043
Michigan - 1.4%
Allegan County Public School District, Michigan, General
Obligation Bonds, School Building & Site Series 2021I:
785 4.000%, 5/01/23 No Opt. Call AA 804,397
905 4.000%, 5/01/24 No Opt. Call AA 942,558
Michigan Finance Authority, Michigan, Revenue Bonds,
Trinity Health Credit Group, Refunding Series 2017A-MI:
1,705 5.000%, 12/01/22 No Opt. Call AA- 1,744,812
940 5.000%, 12/01/23 No Opt. Call AA- 987,865
1,715 Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit
Group, Refunding Series 2016E-1, 4.000%, 11/15/44, (Mandatory Put
8/15/2024)
No Opt. Call AA+ 1,789,825
1,440 Michigan State Hospital Finance Authority, Revenue Bonds, McLaren
Health Care Corporation, Refunding Series 2012A, 5.000%, 6/01/24
6/22 at 100.00 AA- 1,453,435

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
254
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 1,000 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds,
William Beaumont Hospital Obligated Group, Refunding Series 2014D,
5.000%, 9/01/23
No Opt. Call A+ $ 1,045,300
1,590 Saginaw City School District, Saginaw County, Michigan, General
Obligation Bonds, School Building & Site, Series 2021, 4.000%, 5/01/23
No Opt. Call AA 1,628,589
10,080 Total Michigan 10,396,781
Minnesota - 7.3%
515 Alexandria Independent School District 206, Douglas County, Minnesota,
General Obligation Bonds, Series 2021A, 3.000%, 2/01/26
No Opt. Call A2 525,521
145 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc., Orchard Path Phase II Project, Series 2021,
4.000%, 9/01/25
No Opt. Call N/R 148,911
240 Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A, 3.000%, 8/01/22
No Opt. Call BB+ 240,384
Becker Independent School District 726, Minnesota,
General Obligation Bonds, Refunding Series 2020A:
735 5.000%, 2/01/23 No Opt. Call Aa2 754,727
560 5.000%, 2/01/24 No Opt. Call Aa2 590,050
690 Becker Independent School District 726, Minnesota, General Obligation
Bonds, School Building Series 2022A, 0.000%, 2/01/26
No Opt. Call N/R 629,183
Becker, Minnesota, General Obligation Bonds, Street
Reconstruction, Series 2021A:
550 4.000%, 2/01/24 No Opt. Call A1 570,609
500 4.000%, 2/01/25 No Opt. Call A1 527,080
750 Belle Plaine Independent School District 716, Minnesota, General
Obligation Bonds, Refunding School Building Series 2020A, 4.000%,
2/01/23
No Opt. Call Aa2 764,640
1,175 Belle Plaine Independent School District 716, Minnesota, General
Olibation Bonds, School Building Series 2012A, 5.000%, 2/01/24
No Opt. Call Aa2 1,240,224
Central Minnesota Municipal Power Agency, Revenue
Bonds, Brookings - Southeast Twin Cities Transmission
Project, Refunding Series 2021:
265 5.000%, 1/01/25 - AGM Insured No Opt. Call N/R 286,012
270 5.000%, 1/01/26 - AGM Insured No Opt. Call N/R 298,191
210 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds,
Chosen Valley Care Center Project, Refunding Series 2019, 4.000%,
9/01/23
No Opt. Call N/R 212,029
1,415 City of Red Wing, Minnesota, General Obligation Bonds, Series 2018A,
5.000%, 2/01/23
No Opt. Call Aa2 1,454,875
755 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/23
No Opt. Call Aa2 775,581
280 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019C, 5.000%, 2/01/23
No Opt. Call Aa2 287,633
500 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Series 2016A, 5.000%, 2/01/24
No Opt. Call Aa2 526,645
150 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Series 2021B, 3.000%, 3/01/24
No Opt. Call Ba2 149,583
2,115 Elk River Independent School District 728, Minnesota, General Obligation
Bonds, Refunding School Building Series 2016A, 5.000%, 2/01/23
No Opt. Call Aa2 2,176,906
1,130 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 4.375%, 8/01/29
8/27 at 102.00 BB+ 1,202,365

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 125 Luverne, Minnesota, Electric Revenue Bonds, Series 2022A, 3.000%,
12/01/24 - AGM Insured
No Opt. Call N/R $ 127,578
815 Metropolitan Council Minneapolis- Saint Paul Metropolitan Area,
Minnesota, General Obligation Bonds, Park Series 2021D, 5.000%,
3/01/25
No Opt. Call AAA 885,595
1,550 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, School Building Series 2017A, 5.000%,
2/01/23
No Opt. Call AAA 1,594,066
105 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 3.750%, 12/01/22, 144A
No Opt. Call N/R 105,444
500 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.000%, 7/01/33
7/23 at 100.00 BB+ 515,890
1,000 Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care System Revenue Bonds, Allina Health System, Refunding
Series 2017A, 5.000%, 11/15/24
No Opt. Call AA- 1,075,110
2,500 Minneapolis-Saint Paul Metropolitan Council, Minnesota, General
Obligation Wastewater Revenue Bonds, Series 2020B, 5.000%, 3/01/25
No Opt. Call AAA 2,716,550
1,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B,
5.000%, 1/01/25, (AMT)
1/24 at 100.00 A+ 1,044,020
435 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
John's University, Refunding Series 2021, 4.000%, 10/01/24
No Opt. Call A2 454,036
640 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020A, 4.000%, 8/01/25
No Opt. Call AA+ 679,277
200 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020A, 1.450%, 7/01/24, (AMT)
No Opt. Call AA+ 195,920
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021C:
380 0.400%, 1/01/23, (AMT) No Opt. Call AA+ 376,124
285 0.450%, 7/01/23, (AMT) No Opt. Call AA+ 279,420
2,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/1/2027)
9/27 at 100.37 N/R 2,134,700
325 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/24, (AMT)
No Opt. Call AA 346,047
Minnesota Office of Higher Education, Supplemental
Student Loan Program Revenue Bonds, Senior Series 2018:
500 5.000%, 11/01/22, (AMT) No Opt. Call AA 510,265
400 5.000%, 11/01/23, (AMT) No Opt. Call AA 416,964
4,695 Minnesota State, General Obligation Bonds, Refunding Various Purpose
Series 2016D, 5.000%, 8/01/22
No Opt. Call AAA 4,755,800
310 Montrose, Minnesota, General Obligation Bonds, Series 2021A, 2.000%,
2/01/25
No Opt. Call AA 309,343
Mountain Lake, Minnesota, General Obligation Bonds,
Series 2021A:
190 2.000%, 12/15/23 No Opt. Call N/R 190,230
250 2.000%, 12/15/25 No Opt. Call N/R 248,737
720 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens
Project, Refunding Series 2016, 4.000%, 10/01/23
No Opt. Call N/R 739,447
1,160 Rocori Independent School District 750, Stearns County, Minnesota,
General Obligation Bonds, Refunding School Building Series 2017A,
5.000%, 2/01/26
No Opt. Call Aa2 1,283,586

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
256
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 2,500 Rosemount Independent School District 196, Dakota County, Minnesota,
General Obligation Bonds, School Building Series 2016A, 5.000%,
2/01/23
No Opt. Call AAA $ 2,572,550
860 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/23
No Opt. Call Baa2 885,826
1,035 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Refunding Series 2019A,
5.000%, 2/01/24
No Opt. Call N/R 1,094,947
2,470 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Refunding Series 2014B, 5.000%, 5/01/23
No Opt. Call AA- 2,558,303
Saint Joseph, Minnesota, General Obligation Bonds, Series
2021A:
200 4.000%, 12/15/23 No Opt. Call AA- 207,058
330 4.000%, 12/15/24 No Opt. Call AA- 347,246
250 4.000%, 12/15/25 No Opt. Call AA- 267,337
400 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Refunding
Series 2021A, 2.000%, 9/01/26
9/24 at 102.00 BB+ 375,364
200 Saint Paul Housing and Redevelopment Authority, Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Church Homes
Project, Refunding Senior Series 2021A, 1.650%, 11/01/23, 144A
No Opt. Call N/R 194,704
500 Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue
Bonds, Presbyterian Homes Bloomington Project, Refunding Series
2017, 3.000%, 9/01/22
No Opt. Call N/R 500,610
110 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor
Campus LLC Project, Refunding Series 2017, 3.000%, 9/01/22
No Opt. Call N/R 109,535
3,515 Sauk Rapids Independent School District 047, Benton County, Minnesota,
General Obligation Bonds, Refunding School Building Series 2015A,
5.000%, 2/01/23
No Opt. Call AAA 3,616,091
Shakopee Independent School District 720, Scott County,
Minnesota, Certificates of Participation, Series 2021B:
550 4.000%, 2/01/25 No Opt. Call N/R 574,387
300 4.000%, 2/01/26 No Opt. Call N/R 316,794
3,685 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/24, (ETM)
No Opt. Call N/R (4) 3,964,986
Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series
2019:
350 3.000%, 8/01/22 No Opt. Call N/R 350,196
300 3.000%, 8/01/23 No Opt. Call N/R 300,456
400 3.000%, 8/01/24 No Opt. Call N/R 400,344
400 3.000%, 8/01/25 8/24 at 102.00 N/R 399,108
270 Zumbro Education District 6012, Minnesota, Certificates of Participation
Series 2021A, 4.000%, 2/01/24
No Opt. Call Baa1 278,346
51,660 Total Minnesota 53,659,486
Mississippi - 0.1%
1,000 Warren County, Mississippi, Environmental Improvement Revenue Bonds,
International Paper Company Project, Refunding Series 2020B, 1.600%,
8/01/27, (AMT), (Mandatory Put 6/16/2025)
No Opt. Call BBB 969,490
Missouri - 5.3%
515 Arnold Retail Corridor Transportation Development District, Missouri,
Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28
11/24 at 100.00 N/R 502,707

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 380 Bi-State Development Agency, Missouri, Bi-State MetroLink District, St
Clair County Metrolink Extension Project Bonds, Refunding Series 2006,
5.250%, 7/01/25 - AGM Insured
No Opt. Call N/R $ 417,856
1,375 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Saint Francis Medical Center, Series
2013A, 5.000%, 6/01/23
6/22 at 100.00 AA 1,383,704
Central Southwest Missouri Community College District,
Missouri, Certificates of Participation, Ozarks Technical
Community College, Series 2021:
350 5.000%, 3/01/23 No Opt. Call AA- 360,486
300 5.000%, 3/01/24 No Opt. Call AA- 316,695
250 5.000%, 3/01/25 No Opt. Call AA- 270,180
125 Chesterfield Valley Transportation Development District, Missouri,
Transportation Sales Tax Revenue Bonds, Series 2015, 3.250%, 5/15/28
5/23 at 100.00 A- 125,610
2,500 Fort Zumwalt School District, St. Charles County, Missouri, General
Obligation Bonds, Direct Deposit Program, Refunding Series 2021,
4.000%, 3/01/25
No Opt. Call Aa1 2,643,275
800 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2021A, 4.000%, 3/01/26
No Opt. Call Aa3 853,640
320 Hanley Road Corridor Transportation Development District, Brentwood
and Maplewood, Missouri, Transportation Sales Revenue Bonds,
Refunding Series 2020, 1.000%, 10/01/27
No Opt. Call A 289,888
755 Jackson County, Missouri, Special Obligation Bonds, Truman Medical
Center Project, Refunding Series 2021A, 5.000%, 12/01/23
No Opt. Call N/R 793,067
1,015 Jefferson City School District, Missouri, General Obligation Bonds,
Refunding Series 2021, 4.000%, 3/01/25
No Opt. Call N/R 1,072,865
Jennings, Saint Louis County, Missouri, Certificates of
Participation, Series 2021:
200 4.000%, 3/01/23 No Opt. Call A- 203,722
265 4.000%, 3/01/24 No Opt. Call A- 273,501
230 4.000%, 3/01/25 No Opt. Call A- 240,323
650 Joplin Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/24
No Opt. Call A 683,026
Kansas City, Missouri, General Obligation Bonds, Series
2020A.:
410 5.000%, 2/01/23 No Opt. Call AA 421,517
435 5.000%, 2/01/24 No Opt. Call AA 458,986
400 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/25
No Opt. Call AA- 433,852
130 Kansas City, Missouri, Special Obligation Bonds, Main Streetcar Extension
Project, Series 2021D, 3.000%, 9/01/25
No Opt. Call AA- 133,515
1,000 Meramec Valley School District R-3, Franklin and St. Louis Counties,
Missouri, General Obligation Bonds, Series 2020, 4.000%, 3/01/23
No Opt. Call AA+ 1,021,710
100 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A 99,746
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 A 997,460
600 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Jefferson County Water Authority Project,
Series 2021A, 4.000%, 7/01/23
No Opt. Call A 615,564

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
258
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 565 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/22
No Opt. Call A+ $ 577,611
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Southeast Missouri
State University, Refunding Series 2019:
200 5.000%, 10/01/23 No Opt. Call A 208,710
505 5.000%, 10/01/24 No Opt. Call A 537,886
270 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Bethesda Health Group, Inc., Series 2021, 3.000%,
8/01/22
No Opt. Call BBB 271,126
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/26
No Opt. Call N/R 1,072,698
6,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021B, 4.000%, 5/01/51,
(Mandatory Put 5/1/2026)
No Opt. Call AA 6,451,020
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Capital Region Medical Center,
Series 2020:
640 3.000%, 11/01/22 No Opt. Call Baa2 644,000
665 4.000%, 11/01/23 No Opt. Call Baa2 681,306
475 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/25
No Opt. Call A2 521,132
400 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Variable Rate Series 2018C, 5.000%,
6/01/36, (Mandatory Put 6/1/2023)
12/22 at 100.00 AA- 409,048
250 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 5.000%, 2/15/26
No Opt. Call BBB+ 276,097
260 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/25
No Opt. Call BBB 277,906
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Wright Memorial Hospital, Series 2019:
275 5.000%, 9/01/22 No Opt. Call BBB- 278,489
285 5.000%, 9/01/23 No Opt. Call BBB- 294,998
Missouri State University, Auxiliary Enterprise System
Revenue Bonds, Series 2019A:
135 5.000%, 10/01/22 No Opt. Call A+ 137,421
230 5.000%, 10/01/23 No Opt. Call A+ 240,536
225 5.000%, 10/01/24 No Opt. Call A+ 241,123
500 Nixa Public Schools, Missouri, Certificates of Participation, Series 2021,
4.000%, 4/01/24
No Opt. Call A 517,805
1,290 Normandy Schools Collaborative Joint Executive Governing Board,
Saint Loius County, Missouri, General Obligation Bonds, Series 2021B,
4.000%, 3/01/25
No Opt. Call AA+ 1,359,054
Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021:
125 3.000%, 5/01/22 No Opt. Call N/R 125,017
150 3.000%, 5/01/23 No Opt. Call N/R 149,934
275 Rock Creek Public Sewer District, Missouri, Certificates of Participation,
Series 2021, 3.000%, 4/01/25
No Opt. Call A+ 280,470

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Ranken-Jordan
Project, Refunding & Improvement Series 2016:
$ 725 5.000%, 11/15/24 No Opt. Call N/R $ 764,911
630 5.000%, 11/15/26 11/25 at 100.00 N/R 671,045
5,055 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2017A, 5.000%, 7/01/22 - AGM
Insured
No Opt. Call AA 5,101,961
2,000 Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015,
3.250%, 8/01/27
8/25 at 100.00 AA+ 2,065,020
325 St. Charles, Missouri, Certificates of Participation, Refunding Series 2020B,
4.000%, 2/01/24
No Opt. Call Aa3 336,053
37,560 Total Missouri 39,105,272
Montana - 0.1%
500 Montana State, General Obligation Bonds, Series 2020C, 2.000%, 8/01/23 No Opt. Call Aa1 502,430
Nebraska - 0.8%
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Refunding Series 2020A:
115 5.000%, 11/15/23 No Opt. Call AA- 120,817
125 5.000%, 11/15/24 No Opt. Call AA- 134,190
175 5.000%, 11/15/25 No Opt. Call AA- 192,314
3,635 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%,
11/15/53, (Mandatory Put 11/15/2025)
8/25 at 100.00 AA- 3,969,238
1,555 Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Refunding Series 2017A, 5.000%,
7/01/22
No Opt. Call BBB 1,568,871
5,605 Total Nebraska 5,985,430
Nevada - 1.1%
775 Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien
Notes Series 2021B, 5.000%, 7/01/23, (AMT)
No Opt. Call A1 803,791
5,000 Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las
Vegas-McCarran International Airport, Refunding Series 2019E, 5.000%,
7/01/24
No Opt. Call Aa3 5,320,300
1,390 Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power
Company Project, Refunding Series 2017, 1.650%, 1/01/36, (Mandatory
Put 3/31/2023)
No Opt. Call A+ 1,388,402
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 816 Summerlin Village 22, Series
2021:
300 2.000%, 6/01/23 No Opt. Call N/R 298,068
365 2.000%, 6/01/25 No Opt. Call N/R 353,798
7,830 Total Nevada 8,164,359
New Hampshire - 0.1%
National Finance Authority, New Hampshire, Hospital
Facilities Revenue Bonds, Saint Elizabeth Medical Center,
Inc., Series 2021A:
300 5.000%, 5/01/23 No Opt. Call N/R 310,464
400 5.000%, 5/01/24 No Opt. Call N/R 424,528
700 Total New Hampshire 734,992

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
260
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey - 5.0%
$ 7,000 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 5.000%,
7/01/23 - BAM Insured
No Opt. Call AA $ 7,275,870
200 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 5.000%, 6/15/22
No Opt. Call Baa1 201,430
1,260 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Term Series 2019B-1, 5.000%,
7/01/43, (Mandatory Put 7/1/2024)
4/24 at 100.87 AA- 1,339,002
6,500 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2018B, 5.000%, 12/01/22,
(AMT)
No Opt. Call Aaa 6,649,630
6,115 New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A, 5.000%, 6/01/25
No Opt. Call A3 6,625,969
5,000 New Jersey State, General Obligation Bonds, Various Purpose Series
2021, 2.000%, 6/01/25
No Opt. Call A3 4,927,250
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A:
1,335 5.000%, 6/15/22 No Opt. Call A+ 1,345,240
3,000 5.000%, 6/15/23 No Opt. Call A+ 3,113,340
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 5.000%, 12/15/24
No Opt. Call Baa1 1,068,480
2,210 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 5.000%, 6/15/25
No Opt. Call Baa1 2,384,347
1,685 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/23
No Opt. Call A 1,738,482
35,305 Total New Jersey 36,669,040
New Mexico - 1.5%
1,165 Albuquerque Municipal School District 12, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, Refunding Series
2021B, 5.000%, 8/01/24
No Opt. Call AA 1,246,038
5,440 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010E,
1.150%, 6/01/40, (Mandatory Put 6/1/2024)
No Opt. Call BBB 5,287,190
2,500 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49,
(Mandatory Put 8/1/2025)
5/25 at 100.87 AA 2,729,950
2,110 Santa Fe County, New Mexico, Gross Receipts Tax Revenue Bonds, Capital
Outlay Series 2017, 5.000%, 6/01/22
No Opt. Call AA+ 2,123,757
11,215 Total New Mexico 11,386,935
New York - 1.4%
Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Rochester Regional Health Project,
Series 2020A:
400 5.000%, 12/01/22 No Opt. Call BBB+ 409,076
500 5.000%, 12/01/23 No Opt. Call BBB+ 524,455
600 5.000%, 12/01/24 No Opt. Call BBB+ 640,296
1,375 Nassau Health Care Corporation, New York, County Guaranteed Revenue
Bonds, Series 2009, 5.000%, 8/01/24
No Opt. Call A+ 1,460,951
2,475 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
A-1, 5.000%, 8/01/24
No Opt. Call AA 2,647,161

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 3,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, New York State Electric & Gas Corporation,
Series 2004C, 2.625%, 4/01/34, (Mandatory Put 7/3/2023)
No Opt. Call A- $ 3,018,240
1,210 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Fifth Series 2014, 5.000%, 9/01/23, (AMT)
No Opt. Call Aa3 1,261,704
9,560 Total New York 9,961,883
North Carolina - 1.4%
4,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate
Demand Series 2021B, 5.000%, 1/15/50, (Mandatory Put 12/2/2024)
No Opt. Call AA- 4,289,240
1,745 North Carolina Central University, General Revenue Bonds, Refunding
Series 2016, 5.000%, 10/01/23
No Opt. Call A3 1,817,069
250 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 5.000%, 7/01/24
No Opt. Call AA- 266,412
2,990 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%,
2/01/24
No Opt. Call BBB 3,142,729
500 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A, 5.000%, 10/01/24
No Opt. Call Aa3 536,460
9,485 Total North Carolina 10,051,910
North Dakota - 0.6%
895 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
11/22 at 100.00 Aa3 856,023
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021:
275 5.000%, 12/01/23 No Opt. Call Baa2 288,865
215 5.000%, 12/01/25 No Opt. Call Baa2 234,294
1,245 Grand Forks, North Dakota, Senior Housing and Nursing Facilities
Revenue Bonds, Valley Homes Obligated Group, Series 2016A, 5.000%,
12/01/22
No Opt. Call N/R 1,253,902
280 West Fargo Public School District 6, Cass County, North Dakota, General
Obligation Bonds, Special Assessment Prepayment Series 2020C,
4.000%, 8/01/26
No Opt. Call Aa2 302,851
West Fargo, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2020A:
750 2.000%, 5/01/24 No Opt. Call A1 749,857
500 4.000%, 5/01/25 No Opt. Call A1 527,820
500 4.000%, 5/01/26 No Opt. Call A1 535,760
4,660 Total North Dakota 4,749,372
Ohio - 2.8%
845 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health,
Refunding Series 2017, 4.000%, 11/15/22
No Opt. Call A 858,190
1,205 Celina City School District, Mercer County, Ohio, General Obligation
Bonds, School Improvement Series 2021, 0.000%, 12/01/24 - BAM
Insured
No Opt. Call N/R 1,107,684
Cleveland, Ohio, Airport System Revenue Bonds, Series
2018A:
1,500 5.000%, 1/01/25, (AMT) No Opt. Call N/R 1,597,410
2,000 5.000%, 1/01/26, (AMT) No Opt. Call N/R 2,168,980

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
262
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural
Facility Revenue Bonds, The Cleveland Museum of Natural
History Project, Series 2021:
$ 150 5.000%, 7/01/25 No Opt. Call A3 $ 162,789
125 5.000%, 7/01/26 No Opt. Call A3 138,267
750 Cuyahoga Falls City School District, Summit County, Ohio, General
Obligation Bonds, School Improvement Series 2021, 3.000%, 12/01/24
- BAM Insured
No Opt. Call AA 770,168
1,335 Hamilton County, Ohio, General Obligation Bonds, Parking Facilities,
Limited Tax Series 2021A, 5.000%, 12/01/25
No Opt. Call Aa2 1,478,513
600 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2021A, 5.000%, 9/01/24
No Opt. Call AA 643,860
Montgomery County, Ohio, Hospital Facilities Revenue
Bonds, Kettering Health Network Obligated Group Project,
Refunding & Improvement  Series 2021:
375 5.000%, 8/01/24 No Opt. Call A+ 399,937
700 5.000%, 8/01/25 No Opt. Call A+ 764,148
1,250 5.000%, 8/01/26 No Opt. Call A+ 1,394,188
685 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (5)
No Opt. Call N/R 856
1,710 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/1/2024)
No Opt. Call BBB+ 1,693,738
800 Ohio State, Capital Facilities Lease-Appropriation Bonds, Administrative
Building Fund Projects, Series 2021A, 5.000%, 4/01/25
No Opt. Call AA 868,920
5,665 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2018D, 5.000%, 1/15/39, (Mandatory Put 9/15/2023)
No Opt. Call A 5,917,772
360 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory Put
1/15/2025)
1/25 at 100.00 A 387,695
500 Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein
Homes Obligated Group, Refunding Series 2013A, 4.000%, 7/01/22
No Opt. Call A 503,255
20,555 Total Ohio 20,856,370
Oklahoma - 0.5%
350 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project,
Refunding Series 2021, 3.000%, 9/01/22
No Opt. Call AA- 352,699
1,065 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Norman Public Schools Project, Series
2019., 5.000%, 6/01/24
No Opt. Call A+ 1,134,129
1,425 Nichols Hills, Oklahoma, General Obligation Bonds, Refunding Series
2021, 4.000%, 7/01/24
No Opt. Call AA+ 1,489,709
425 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/22
No Opt. Call Baa3 430,342
3,265 Total Oklahoma 3,406,879
Oregon - 0.6%
1,200 Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste
Management Inc. Project, Series 2003A, 2.400%, 7/01/38, (AMT),
(Mandatory Put 5/2/2022)
No Opt. Call A- 1,200,312

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
Marion and Polk Counties School District 24J, Salem-
Kreizer, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2020B:
$ 300 5.000%, 6/15/23 No Opt. Call AA+ $ 311,991
500 5.000%, 6/15/24 No Opt. Call AA+ 533,555
350 5.000%, 6/15/26 No Opt. Call AA+ 392,616
450 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/24
No Opt. Call BBB+ 481,001
300 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services,
Refunding Series 2016A, 5.000%, 10/01/25
No Opt. Call BBB+ 328,026
1,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 4.000%, 5/15/22
No Opt. Call AA- 1,003,480
4,100 Total Oregon 4,250,981
Pennsylvania - 2.4%
1,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 5.000%, 4/01/22
No Opt. Call A 1,000,000
1,000 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/22
No Opt. Call A1 1,005,870
1,625 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%,
4/01/43, (Mandatory Put 2/15/2027)
8/26 at 100.00 AA- 1,816,068
835 Hollidaysburg Area School District, Blair County, Pennsylvania, General
Obligation Bonds, Series 2021, 4.000%, 3/15/25
No Opt. Call Aa3 882,186
Northern York County School District, Pennsylvania,
General Obligation Bonds, Notes Series 2021A:
1,125 4.000%, 11/15/23 No Opt. Call AA- 1,163,183
1,135 4.000%, 11/15/25 No Opt. Call AA- 1,206,414
305 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011,
2.150%, 7/01/41, (AMT), (Mandatory Put 7/1/2024)
No Opt. Call A- 302,221
465 Pennsylvania State University, Revenue Bonds, Series 2020E, 5.000%,
3/01/24
No Opt. Call Aa1 492,677
400 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017A, 5.000%, 7/01/22
No Opt. Call A2 403,616
1,750 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2021, 5.000%, 7/01/25, (AMT)
No Opt. Call A2 1,882,142
Pittsburgh Water and Sewer Authority, Pennsylvania, Water
and Sewer System Revenue Bonds, First Lien Series 2020B:
550 4.000%, 9/01/23 - AGM Insured No Opt. Call AA 567,374
300 4.000%, 9/01/24 - AGM Insured No Opt. Call AA 313,167
6,000 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26
2/26 at 100.00 AA+ 6,416,640
16,490 Total Pennsylvania 17,451,558

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
264
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico - 0.5%
$ 3,736 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
5.375%, 7/01/25
No Opt. Call N/R $ 3,945,141
Rhode Island - 0.0%
330 Cranston, Rhode Island, General Obligation Bonds, Anticipation Notes
Series 2021-1, 1.000%, 8/23/22
No Opt. Call N/R 329,578
South Carolina - 1.3%
2,215 Richland County, South Carolina, Environmental Improvement Revenue
Bonds, International Paper Company Project, Refunding Series 2014A,
3.875%, 4/01/23, (AMT)
No Opt. Call BBB 2,258,237
875 Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series
2016, 5.000%, 1/01/27
1/26 at 100.00 A 964,819
3,285 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Bon Secours Mercy Health, Inc, Series 2020B, 5.000%, 12/01/48,
(Mandatory Put 10/1/2025)
No Opt. Call AA- 3,606,995
2,980 South Carolina State Ports Authority, Revenue Bonds, Series 2018, 5.000%,
7/01/22, (AMT)
No Opt. Call A+ 3,006,641
9,355 Total South Carolina 9,836,692
South Dakota - 0.4%
295 Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel
Village Project, Series 2017, 3.100%, 11/01/22
No Opt. Call BB 295,147
250 South Dakota Health and Educational Facilities Authority Revenue Bonds,
Westhills Village Retirement Community, Series 2021, 3.000%, 9/01/22
No Opt. Call A+ 251,458
1,940 South Dakota Health and Educational Facilities Authority, Reveune Bonds,
Avera Health, Series 2019A, 5.000%, 7/01/33, (Mandatory Put 7/1/2024)
4/24 at 100.00 AA- 2,049,028
2,485 Total South Dakota 2,595,633
Tennessee - 1.5%
100 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call BBB+ 114,218
1,310 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A,
5.000%, 1/01/24
1/23 at 100.00 A+ 1,339,645
4,755 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2019A,
5.000%, 2/01/50, (Mandatory Put 10/1/2024)
7/24 at 100.58 Aa2 5,059,558
3,500 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/1/2028)
6/28 at 100.68 A1 3,713,150
The Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Commodity Project,  Series 2021A:
250 5.000%, 11/01/22 No Opt. Call A2 254,553
250 5.000%, 11/01/23 No Opt. Call A2 260,325
250 5.000%, 11/01/24 No Opt. Call A2 265,545
275 5.000%, 11/01/25 No Opt. Call A2 297,503
10,690 Total Tennessee 11,304,497
Texas - 11.0%
5,000 Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019,
5.000%, 11/15/23, (AMT)
No Opt. Call A1 5,232,500
1,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%,
11/15/22, (AMT)
No Opt. Call A1 1,020,760

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Brazos Higher Education Authority Inc., Texas, Student Loan
Program Revenue Bonds, Senior Series 2020-1A:
$ 1,175 5.000%, 4/01/23, (AMT) No Opt. Call AA $ 1,206,408
775 5.000%, 4/01/24, (AMT) No Opt. Call AA 809,743
500 5.000%, 4/01/25, (AMT) No Opt. Call AA 530,060
1,540 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25
7/24 at 100.00 BBB+ 1,621,913
1,910 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Senior Lien Series 2019, 5.000%, 12/01/25
No Opt. Call AA+ 2,110,340
1,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2013E, 5.000%, 11/01/22, (AMT)
No Opt. Call A1 1,019,660
2,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2014D, 5.000%, 11/01/22, (AMT)
No Opt. Call A+ 2,039,320
2,500 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2020A, 5.000%, 11/01/24
No Opt. Call A1 2,678,075
2,030 El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series
2018, 5.000%, 8/15/23, (AMT)
No Opt. Call A 2,111,829
4,550 Fort Worth Independent School District, Tarrant County, Texas, General
Obligation Bonds, Refunding School Building Series 2015, 5.000%,
2/15/23
No Opt. Call AAA 4,687,819
735 Friendswood, Galveston and Harris Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2021, 4.000%, 3/01/25
No Opt. Call AA+ 775,837
5,000 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23
No Opt. Call A+ 5,136,700
4,170 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Refunding
Series 2020C-2, 5.000%, 6/01/32, (Mandatory Put 12/1/2024)
9/24 at 101.10 A+ 4,469,031
8,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Refunding
Series 2020C-3, 5.000%, 6/01/32, (Mandatory Put 12/1/2026)
9/26 at 101.02 A+ 8,905,360
3,595 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-1, 5.000%, 7/01/49, (Mandatory Put 12/1/2022)
9/22 at 100.88 A+ 3,681,747
1,700 Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018A, 5.000%, 7/01/22, (AMT)
No Opt. Call A1 1,715,164
4,210 Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018C, 5.000%, 7/01/23, (AMT)
No Opt. Call AA 4,366,401
5,000 Humble Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding School Building Series 2015A, 5.250%,
2/15/23
No Opt. Call AAA 5,162,550
850 Hunt Memorial Hospital District, Hunt County, Texas, General Obligation
Bonds, Refunding & Improvment Series 2020, 5.000%, 2/15/26
No Opt. Call A2 920,652
400 Lake Houston Redevelopment Authority, Texas, Tax Increment Contract
Revenue Bonds, Series 2021, 5.000%, 9/01/25
No Opt. Call BBB- 429,048
1,235 Laredo Independent School District, Webb County, Texas, General
Obligation Bonds, Refunding Series 2021, 4.000%, 8/01/25
No Opt. Call AAA 1,314,065
Leander, Texas, General Obligation Bonds, Refunding
Series 2020:
500 5.000%, 8/15/23 No Opt. Call AA 521,675
525 5.000%, 8/15/25 No Opt. Call AA 575,248

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
266
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,000 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2020, 5.000%, 5/15/25
No Opt. Call A+ $ 1,088,140
850 Lubbock Water and Wastewater System, Texas, Revenue Bonds, Refunding
Series 2020B, 5.000%, 2/15/25
No Opt. Call AA- 921,850
640 Lumberton Independent School District, Hardin County, Texas, General
Obligation Bonds, School Building Series 2021, 4.000%, 2/15/24
No Opt. Call Aaa 664,832
450 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, Central Power & Light Company Project, Refunding Series 1996,
0.900%, 5/01/30, (AMT), (Mandatory Put 9/1/2023)
No Opt. Call A- 442,733
1,130 North Harris County Regional Water Authority, Texas, Water Revenue
Bonds, Refunding Senior Lien Series 2014, 5.000%, 12/15/24
No Opt. Call AA- 1,220,739
2,805 North Harris County Regional Water Authority, Texas, Water Revenue
Bonds, Refunding Senior Lien Series 2016, 4.000%, 12/15/24
No Opt. Call AA- 2,956,891
Port Arthur, Texas, Combination Tax and Revenue
Certificates of Obligation, Series 2021:
565 5.000%, 2/15/23 - BAM Insured No Opt. Call AA 581,419
250 5.000%, 2/15/24 - BAM Insured No Opt. Call AA 263,830
315 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2021A, 1.875%, 1/01/26, (AMT), 144A
7/23 at 103.00 N/R 300,705
Texas Municipal Gas Acquisition and Supply Corporation
III, Gas Supply Revenue Bonds, Refunding Series 2021:
1,500 5.000%, 12/15/24 No Opt. Call A3 1,582,725
4,500 5.000%, 12/15/25 No Opt. Call A3 4,813,785
1,000 Tomball Independent School District, Harris and Montgomery Counties,
Texas, General Obligation Bonds, Building Series 2020, 5.000%, 2/15/25
No Opt. Call AAA 1,085,400
1,000 Upper Trinity Regional Water District, Texas, Regional Treated Water
Supply System Revenue Bonds, Refunding Series 2020, 4.000%, 8/01/24
No Opt. Call A+ 1,042,750
Wise County, Texas, Lease Revenue Bonds, Parker County
Junior College District, Refunding Series 2021:
350 5.000%, 8/15/23 No Opt. Call N/R 365,351
465 5.000%, 8/15/24 No Opt. Call N/R 497,820
76,720 Total Texas 80,870,875
Utah - 1.4%
6,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/23, (AMT)
No Opt. Call A 6,215,340
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Utah Charter Academies Project, Series
2018:
335 4.000%, 10/15/22 No Opt. Call AA 339,519
350 4.000%, 10/15/23 No Opt. Call AA 360,756
1,120 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020B-1, 5.000%, 5/15/60, (Mandatory Put 8/1/2024)
2/24 at 102.15 AA+ 1,196,328
1,555 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020B-2, 5.000%, 5/15/60, (Mandatory Put 8/1/2026)
2/26 at 102.03 AA+ 1,732,332
500 Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series
2021, 3.000%, 10/15/23
No Opt. Call BBB- 505,445
9,860 Total Utah 10,349,720

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia - 1.0%
$ 850 Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 5.000%,
7/01/24
No Opt. Call AA- $ 906,763
1,500 Charles City County Industrial Development Authority, Virginia, Solid
Waste Disposal Facility Revenue Bonds, Waste Management, Inc., Series
2003, 2.400%, 8/01/27, (AMT), (Mandatory Put 5/2/2022)
No Opt. Call A- 1,500,360
1,755 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%,
11/01/23
No Opt. Call BBB 1,833,606
1,250 Gloucester County Industrial Development Authority, Virginia, Solid Waste
Disposal Revenue Bonds, Waste Management Disposal Services of
Virginia, Inc Project, Variable Rate Series 2003A, 2.400%, 9/01/38, (AMT),
(Mandatory Put 5/2/2022)
No Opt. Call A- 1,250,300
1,470 Sussex County Industrial Development Authority, Virginia, Solid Waste
Disposal Revenue Bonds, Atlantic Waste Disposal, Inc Project, Variable
Rate Series 2003A, 2.400%, 6/01/28, (AMT), (Mandatory Put 5/2/2022)
No Opt. Call A- 1,470,353
690 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/2024)
No Opt. Call A2 675,041
7,515 Total Virginia 7,636,423
Washington - 2.2%
1,500 Chelan County Public Utility District 1, Washington, Consolidated System
Revenue Bonds, Refunding Series 2020A, 5.000%, 7/01/23
No Opt. Call AA+ 1,562,325
1,370 King County School District 414 Lake Washington, Washington, General
Obligation Bonds, Refunding Series 2020, 4.000%, 12/01/25
No Opt. Call Aaa 1,469,119
1,955 King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien
Series 2020A, 0.625%, 1/01/32, (Mandatory Put 1/1/2024)
7/23 at 100.00 AA 1,907,318
Port of Seattle, Washington, Revenue Bonds, Intermediate
Lien Series 2015C:
1,000 5.000%, 4/01/22, (AMT) No Opt. Call AA- 1,000,000
3,360 5.000%, 4/01/24, (AMT) No Opt. Call AA- 3,552,226
2,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/24, (AMT)
No Opt. Call AA- 2,114,420
2,150 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/1/2024)
2/24 at 100.00 BBB+ 2,256,661
2,000 Washington State, General Obligation Bonds, Various Purpose Series
2013D, 5.000%, 2/01/23
No Opt. Call Aaa 2,058,700
15,335 Total Washington 15,920,769
Wisconsin - 4.7%
1,850 Howard-Suamico School District, Brown County, Wisconisn, General
Obligation Bonds, School Building & Improvement Series 2021, 5.000%,
3/01/25
No Opt. Call AA 2,004,771
Kenosha, Wisconsin, General Obligation Promissory Notes
Series 2020A:
350 2.000%, 5/01/23 No Opt. Call AA 351,071
625 2.000%, 5/01/25 No Opt. Call AA 623,500
1,250 Kenosha, Wisconsin, General Obligation Promissory Notes Series 2021B,
1.000%, 10/01/25
No Opt. Call N/R 1,181,500
400 Milwaukee, Wisconsin, Sewerage System Revenue Bonds, Green Series
2021S2, 5.000%, 6/01/26
No Opt. Call A1 447,116

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
268
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
New Richmond School District, Saint Croix County,
Wisconsin, General Obligation Bonds, Refunding Series
2021:
$ 1,500 4.000%, 4/01/24 No Opt. Call Aa2 $ 1,558,185
600 5.000%, 4/01/26 No Opt. Call Aa2 666,228
570 Oshkosh, Wisconsin, Sewer System Revenue Bonds, Series 2021E,
4.000%, 5/01/25
No Opt. Call Aa3 603,636
Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Blue Ridge HealthCare, Refunding Series
2020A:
300 5.000%, 1/01/23 No Opt. Call A 307,731
200 5.000%, 1/01/24 No Opt. Call A 210,258
400 5.000%, 1/01/26 No Opt. Call A 439,944
300 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 3.000%, 12/01/26
No Opt. Call BB+ 300,741
Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project,
Refunding Series 2020A:
700 5.000%, 6/01/24 No Opt. Call A+ 744,212
325 5.000%, 6/01/26 No Opt. Call A+ 362,183
Racine Unified School District, Racine County, Wisconsin,
General Obligation Bonds, Refunding Series 2021:
200 2.000%, 4/01/23 No Opt. Call Aa3 200,826
475 2.000%, 4/01/24 No Opt. Call Aa3 475,427
600 2.000%, 4/01/25 No Opt. Call Aa3 599,514
250 Racine, Racine County, Wisconsin, General Obligation Bonds, Refunding
Series 2020B, 4.000%, 12/01/24
No Opt. Call AA- 261,575
1,870 West Bend Joint School District 1, Washington County, Wisconsin, General
Obligation Bonds, Refunding Series 2021, 3.000%, 4/01/25
No Opt. Call AA- 1,921,949
1,360 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/27
6/22 at 100.00 A3 1,371,247
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, PHW Muskego, Inc. Project, Series 2021:
435 5.000%, 10/01/25 No Opt. Call N/R 469,783
455 5.000%, 10/01/26 No Opt. Call N/R 497,374
3,715 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Variable Rate Demand
Series 2018B-2, 5.000%, 8/15/54, (Mandatory Put 1/25/2023)
No Opt. Call AA 3,813,410
3,155 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Variable Rate Demand
Series 2018B-3, 5.000%, 8/15/54, (Mandatory Put 1/31/2024)
No Opt. Call AA 3,348,307
250 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Agnesian HealthCare, Inc., Series 2017, 5.000%, 7/01/26
No Opt. Call A+ 278,998
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc.,
Series 2019A:
75 5.000%, 12/01/23 No Opt. Call A+ 78,782
100 5.000%, 12/01/24 No Opt. Call A+ 107,574
110 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Inc., Series 2019B, 3.000%, 12/01/24
No Opt. Call A+ 112,554
1,055 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Benevolent Corporation Cedar Community, Series 2017,
5.000%, 6/01/22
No Opt. Call N/R 1,058,365

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 3,745 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, 5.000%,
2/15/51, (Mandatory Put 2/15/2027)
8/26 at 100.00 A- $ 4,158,935
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021:
125 4.000%, 1/01/23 No Opt. Call N/R 126,015
160 4.000%, 1/01/24 No Opt. Call N/R 162,471
210 4.000%, 1/01/25 No Opt. Call N/R 214,477
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, PHM / New Richmond Senior
Housing, Inc., Refunding Series 2021:
440 1.950%, 7/01/24 No Opt. Call N/R 426,791
460 2.250%, 7/01/26 No Opt. Call N/R 434,889
350 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2021B, 4.000%,
9/15/25
No Opt. Call N/R 366,639
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint John's Communities Inc.,
Series 2018A:
500 4.000%, 9/15/22, (ETM) No Opt. Call BBB- (4) 506,270
455 4.000%, 9/15/23, (ETM) No Opt. Call BBB- (4) 469,305
1,640 Wisconsin Rapids School District, Wood and Portage Counties, Wisconsin,
General Obligation Bonds, Refunding Series 2020, 5.000%, 4/01/24
No Opt. Call Aa3 1,737,793
50 Wisconsin State, General Obligation Bonds, Refunding Series 2021-2,
5.000%, 5/01/25
No Opt. Call AA+ 54,669
1,300 Wisconsin State, Master Lease Certificates of Participation, Series 2021A,
4.000%, 9/01/25
No Opt. Call Aa2 1,384,682
32,910 Total Wisconsin 34,439,697
Wyoming - 0.1%
710 Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional
Medical Center Project, Refunding Series 2021, 4.000%, 5/01/24
No Opt. Call A 739,316
$ 665,061 Total Municipal Bonds (cost $707,259,744) 693,538,092
Shares Description (1) Value
COMMON STOCKS - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
22,152 Energy Harbor Corp (6),(7),(8) 1,342,965
Total Common Stocks (cost $751,144) 1,342,965
Total Long-Term Investments (cost $708,010,888) 694,881,057
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  1.8%
MUNICIPAL BONDS - 1.8%
National - 1.8%
13,000 Invesco Municipal Opportunity Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6VMO, 0.640%, 12/01/24, (AMT),
(Mandatory Put 3/31/2022), 144A (9)
No Opt. Call AA 13,000,000
Total Short-Term Investments (cost $13,000,000) 13,000,000
Total Investments (cost $ 721,010,888 ) - 96 .0% 707,881,057
Other Assets Less Liabilities - 4.0% 29,573,455
Net Assets - 100% $ 737,454,512

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
270
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”)rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) For fair value measurement disclosure purposes, investment classified as Level 2.
(7) Common Stock received as part of the bankruptcy settlements during February 2020, for Ohio Air Quality Development Authority, Ohio,
Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 0.000%, 12/01/23.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See accompanying notes to financial statements

Statement of Assets and Liabilities
March 31, 2022
See accompanying notes to financial statements.
271
All-American
Intermediate
Duration Limited Term Short Term
Assets
Long-term investments, at value
†
$ 8,579,844,118 $ 9,541,803,632 $ 8,470,214,815 $ 694,881,057
Short-term investments, at value
◊
– 32,795,000 11,214,699 13,000,000
Cash – 1,055,002 – 14,896,255
Cash collateral at broker for investments in inverse floating rate transactions
(1)
5,906,000 – – –
Receivable for interest 98,719,753 105,927,545 88,966,849 8,873,581
Receivable for investments sold 111,280,710 123,276,817 54,046,091 3,015,029
Receivable for shares sold 15,581,074 99,867,934 29,363,516 10,755,360
Other assets 877,670 1,080,975 737,303 99,860
Total assets 8,812,209,325 9,905,806,905 8,654,543,273 745,521,142
Liabilities
Cash overdraft 11,806,465 – 19,001,761 –
Floating rate obligations 979,823,000 – – –
Payable for dividends 4,538,868 5,714,762 1,912,287 164,498
Payable for interest 1,900,324 — — —
Payable for investments purchased - regular settlement 52,662,493 16,847,757 43,030,951 4,477,440
Payable for investments purchased - when-issued/delayed-delivery settlement 35,371,549 59,670,622 95,499,659 —
Payable for shares redeemed 34,349,853 35,514,233 35,058,282 2,833,144
Accrued expenses:
Management fees 2,603,083 3,199,798 2,393,844 247,752
Trustees fees 738,984 1,011,627 631,272 59,641
12b-1 distribution and service fees 766,555 212,964 326,414 57,618
Other 237,979 1,843,968 1,759,138 226,537
Total liabilities 1,124,799,153 124,015,731 199,613,608 8,066,630
Commitments and contingencies (as disclosed in Note 8)
Net assets $ 7,687,410,172 $ 9,781,791,174 $ 8,454,929,665 $ 737,454,512
†
Long-term investments, cost $ 8,729,851,953 $ 9,595,247,398 $ 8,547,555,111 $ 708,010,888
◊
Short-term investments, cost $ — $ 32,795,000 $ 11,700,000 $ 13,000,000

Statement of Assets and Liabilities
(continued)
See accompanying notes to financial statements.
272
All-American
Intermediate
Duration Limited Term Short Term
Class A Shares
Net Assets $ 3,012,153,542 $ 940,178,412 $ 1,523,484,002 $ 277,719,329
Shares outstanding 271,780,645 103,833,081 139,466,322 28,270,596
Net asset value ("NAV") per share $ 11.08 $ 9.05 $ 10.92 $ 9.82
Maximum sales charge 4.20% 3.00% 2.50% 2.50%
Offering price per share (NAV per share plus maximum sales charge) $ 11.57 $ 9.33 $ 11.20 $ 10.07
Class C Shares
Net Assets $ 265,766,682 $ 55,713,206 $ 70,792,448 $ 12,358,891
Shares outstanding 23,977,655 6,151,143 6,505,618 1,262,621
NAV and offering price per share $ 11.08 $ 9.06 $ 10.88 $ 9.79
Class R6 Shares
Net Assets $ 159,515,855 $ — $ — $ —
Shares outstanding 14,314,817 — — —
NAV and offering price per share $ 11.14 $ — $ — $ —
Class I Shares
Net Assets $ 4,249,974,093 $ 8,785,899,556 $ 6,860,653,215 $ 447,376,292
Shares outstanding 381,702,620 967,146,671 630,387,188 45,484,056
NAV and offering price per share $ 11.13 $ 9.08 $ 10.88 $ 9.84
Fund level net assets consist of:
Capital paid-in $ 8,024,537,304 $ 9,892,863,812 $ 8,577,421,700 $ 752,871,233
Total distributable earnings (loss) (337,127,132) (111,072,638) (122,492,035) (15,416,721)
Fund level net assets $ 7,687,410,172 $ 9,781,791,174 $ 8,454,929,665 $ 737,454,512
Authorized shares - per class Unlimited Unlimited Unlimited 2 billion
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.0001
(1) Cash pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

Statement of Operations
March 31, 2022
See accompanying notes to financial statements.
273
All-American
Intermediate
Duration Limited Term Short Term
Investment Income
Interest $ 296,018,855 $ 262,696,119 $ 139,941,116 $ 11,985,978
Total Investment Income 296,018,855 262,696,119 139,941,116 11,985,978
Expenses
Management fees 32,090,849 39,496,231 27,918,742 3,279,681
12b-1 service fees - Class A Shares 6,724,099 2,016,361 3,262,179 619,440
12b-1 distribution and service fees - Class C Shares 3,005,176 634,300 826,547 137,229
12b-1 distribution and service fees - Class C2 Shares
(1)
12,077 4,777 10,037 2,090
Shareholder servicing agent fees 2,863,133 4,031,814 3,724,997 266,757
Interest expense 5,240,582 150,339 108,722 13,412
Custodian expenses, net 543,290 542,588 454,225 134,843
Trustees fees 253,080 316,790 254,170 24,789
Professional fees 436,188 312,416 269,805 44,062
Shareholder reporting expenses 172,989 97,331 223,450 35,159
Federal and state registration fees 435,858 311,204 400,562 118,884
Other 71,502 74,314 56,383 21,936
Total expenses 51,848,823 47,988,465 37,509,819 4,698,282
Net investment income (loss) 244,170,032 214,707,654 102,431,297 7,287,696
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (62,213,863) (22,256,218) (7,615,557) (997,395)
Change in net unrealized appreciation (depreciation) of investments (677,950,463) (549,491,857) (313,709,310) (26,205,670)
Net realized and unrealized gain (loss) (740,164,326) (571,748,075) (321,324,867) (27,203,065)
Net increase (decrease) in net assets from operations $ (495,994,294) $ (357,040,421) $ (218,893,570) $ (19,915,369)
(1)
Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Statement of Changes in Net Assets
See accompanying notes to financial statements.

All-American Intermediate Duration
Year Ended
3/31/22
Year Ended
3/31/21
Year Ended
3/31/22
Year Ended
3/31/21
Operations
Net investment income (loss) $ 244,170,032 $ 204,283,898 $ 214,707,654 $ 214,349,733
Net realized gain (loss) from investments (62,213,863) (19,246,567) (22,256,218) (9,932,303)
Net realized gain (loss) from futures contracts — (1,335,976) — —
Change in net unrealized appreciation (depreciation) of
investments (677,950,463) 346,830,823 (549,491,857) 315,666,890
Change in net unrealized appreciation (depreciation) of futures contracts – 1,353,022 – –
Net increase (decrease) in net assets from operations (495,994,294) 531,885,200 (357,040,421) 520,084,320
Distributions to Shareholders
Dividends:
Class A Shares (93,283,733) (81,123,930) (18,613,900) (20,215,019)
Class C Shares (5,871,404) (6,076,930) (656,752) (964,927)
Class C2 Shares
(1)
(37,474) (1,694,048) (9,476) (325,755)
Class R6 Shares (4,471,700) (2,618,935) – –
Class I Shares (137,308,881) (118,819,419) (192,776,361) (210,955,887)
Return of Capital:
Class A Shares — — — —
Class C Shares — — — —
Class C2 Shares — — — —
Class R6 Shares — — — —
Class I Shares — — — —
Decrease in net assets from distributions to shareholders (240,973,192) (210,333,262) (212,056,489) (232,461,588)
Fund Share Transactions
Fund reorganization — 360,774,817 — —
Proceeds from sale of shares 2,294,145,641 2,896,007,035 3,213,521,580 4,088,450,020
Proceeds from shares issued to shareholders due to reinvestment of distributions 186,486,554 160,214,162 135,212,575 143,553,431
2,480,632,195 3,416,996,014 3,348,734,155 4,232,003,451
Cost of shares redeemed (1,913,841,196) (1,481,377,443) (3,350,407,484) (2,797,262,006)
Net increase (decrease) in net assets from Fund share transactions 566,790,999 1,935,618,571 (1,673,329) 1,434,741,445
Net increase (decrease) in net assets (170,176,487) 2,257,170,509 (570,770,239) 1,722,364,177
Net assets at the beginning of period 7,857,586,659 5,600,416,150 10,352,561,413 8,630,197,236
Net assets at the end of period $ 7,687,410,172 $ 7,857,586,659 $ 9,781,791,174 $ 10,352,561,413

See accompanying notes to financial statements.

Limited Term Short Term
Year Ended
3/31/22
Year Ended
3/31/21
Year Ended
3/31/22
Year Ended
3/31/21
Operations
Net investment income (loss) $ 102,431,297 $ 101,247,978 $ 7,287,696 $ 9,084,832
Net realized gain (loss) from investments (7,615,557) (3,800,073) (997,395) 2,678
Change in net unrealized appreciation (depreciation) of
investments (313,709,310) 193,411,331 (26,205,670) 12,703,499
Net increase (decrease) in net assets from operations (218,893,570) 290,859,236 (19,915,369) 21,791,009
Distributions to Shareholders
Dividends:
Class A Shares (16,544,081) (23,285,932) (2,354,754) (3,972,567)
Class C Shares (187,654) (798,670) (6,846) (104,616)
Class C2 Shares
(1)
(15,191) (901,317) (2,454) (38,822)
Class I Shares (83,485,428) (97,064,632) (4,839,142) (7,146,886)
Return of Capital:
Class A Shares — (1,633,980) — —
Class C Shares — (56,043) — —
Class C2 Shares — (63,246) — —
Class I Shares — (6,810,971) — —
Decrease in net assets from distributions to shareholders (100,232,354) (130,614,791) (7,203,196) (11,262,891)
Fund Share Transactions
Fund reorganization — — — —
Proceeds from sale of shares 3,224,814,549 3,650,856,595 374,520,037 437,620,628
Proceeds from shares issued to shareholders due to reinvestment of distributions 73,943,165 93,391,623 4,828,736 7,853,315
3,298,757,714 3,744,248,218 379,348,773 445,473,943
Cost of shares redeemed (2,396,478,264) (1,912,177,897) (431,939,802) (360,588,985)
Net increase (decrease) in net assets from Fund share transactions 902,279,450 1,832,070,321 (52,591,029) 84,884,958
Net increase (decrease) in net assets 583,153,526 1,992,314,766 (79,709,594) 95,413,076
Net assets at the beginning of period 7,871,776,139 5,879,461,373 817,164,106 721,751,030
Net assets at the end of period $ 8,454,929,665 $ 7,871,776,139 $ 737,454,512 $ 817,164,106
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Financial Highlights

All-American
The Fund's fiscal year end is March 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 12.09 $ 0.34 $ (1.01) $ (0.67) $ (0.34) $ — $ (0.34) $ 11.08
2021 11.49 0.35 0.62 0.97 (0.37) — (0.37) 12.09
2020 11.60 0.36 (0.07) 0.29 (0.40) — (0.40) 11.49
2019 11.44 0.42 0.15 0.57 (0.41) — (0.41) 11.60
2018 11.34 0.43 0.10 0.53 (0.43) — (0.43) 11.44
Class
C
2022 12.09 0.24 (1.01) (0.77) (0.24) — (0.24) 11.08
2021 11.48 0.26 0.62 0.88 (0.27) — (0.27) 12.09
2020 11.60 0.27 (0.09) 0.18 (0.30) — (0.30) 11.48
2019 11.44 0.33 0.15 0.48 (0.32) — (0.32) 11.60
2018 11.35 0.33 0.10 0.43 (0.34) — (0.34) 11.44
Class
R6
2022 12.16 0.37 (1.02) (0.65) (0.37) — (0.37) 11.14
2021 11.55 0.38 0.62 1.00 (0.39) — (0.39) 12.16
2020 11.66 0.38 (0.06) 0.32 (0.43) — (0.43) 11.55
2019 11.49 0.45 0.15 0.60 (0.43) — (0.43) 11.66
2018 11.39 0.46 0.09 0.55 (0.45) — (0.45) 11.49
Class
I
2022 12.14 0.37 (1.02) (0.65) (0.36) — (0.36) 11.13
2021 11.54 0.38 0.61 0.99 (0.39) — (0.39) 12.14
2020 11.65 0.38 (0.07) 0.31 (0.42) — (0.42) 11.54
2019 11.49 0.44 0.15 0.59 (0.43) — (0.43) 11.65
2018 11.39 0.45 0.10 0.55 (0.45) — (0.45) 11.49
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expense
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 5 .76 ) % $ 3,012,154 0 .70% 0 .64% 2 .80% 27%
8 .51 3,154,428 0 .69 0 .66 2 .98 19
2 .41 2,255,358 0 .70 0 .67 3 .10 14
5 .11 1,554,833 0 .73 0 .69 3 .68 29
4 .66 1,325,011 0 .72 0 .69 3 .69 14
( 6 .54 ) 265,767 1 .50 1 .44 2 .00 27
7 .73 293,333 1 .49 1 .46 2 .18 19
1 .52 244,369 1 .50 1 .47 2 .31 14
4 .29 195,053 1 .53 1 .49 2 .88 29
3 .76 186,999 1 .52 1 .49 2 .89 14
( 5 .58 ) 159,516 0 .47 0 .41 3 .04 27
8 .79 114,355 0 .45 0 .42 3 .19 19
2 .65 41,526 0 .47 0 .44 3 .29 14
5 .40 12,469 0 .49 0 .45 3 .90 29
4 .86 6,725 0 .48 0 .45 3 .94 14
( 5 .55 ) 4,249,974 0 .50 0 .44 3 .00 27
8 .69 4,281,209 0 .49 0 .45 3 .17 19
2 .60 2,964,458 0 .50 0 .47 3 .31 14
5 .31 2,168,129 0 .53 0 .49 3 .88 29
4 .86 1,979,364 0 .52 0 .49 3 .89 14

Financial Highlights
(continued)
Intermediate Duration
The Fund's fiscal year end is March 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 9.57 $ 0.18 $ (0.52) $ (0.34) $ (0.18) $ — $ (0.18) $ 9.05
2021 9.26 0.20 0.33 0.53 (0.22) — (0.22) 9.57
2020 9.29 0.23 (0.02) 0.21 (0.24) — (0.24) 9.26
2019 9.07 0.26 0.21 0.47 (0.25) — (0.25) 9.29
2018 9.03 0.27 0.02 0.29 (0.25) — (0.25) 9.07
Class
C
2022 9.57 0.10 (0.51) (0.41) (0.10) — (0.10) 9.06
2021 9.26 0.13 0.32 0.45 (0.14) — (0.14) 9.57
2020 9.29 0.16 (0.02) 0.14 (0.17) — (0.17) 9.26
2019 9.08 0.19 0.20 0.39 (0.18) — (0.18) 9.29
2018 9.03 0.19 0.04 0.23 (0.18) — (0.18) 9.08
Class
I
2022 9.60 0.20 (0.52) (0.32) (0.20) — (0.20) 9.08
2021 9.29 0.22 0.33 0.55 (0.24) — (0.24) 9.60
2020 9.31 0.25 (0.01) 0.24 (0.26) — (0.26) 9.29
2019 9.10 0.28 0.20 0.48 (0.27) — (0.27) 9.31
2018 9.05 0.29 0.03 0.32 (0.27) — (0.27) 9.10
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other
Transactions with Affiliates for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expense
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(e)
( 3 .66 ) % $ 940,178 0 .63% 0 .63% 1 .87% 26%
5 .79 967,315 0 .64 0 .64 2 .12 18
2 .28 768,267 0 .65 0 .65 2 .45 22
5 .29 603,262 0 .67 0 .67 2 .86 15
3 .25 525,754 0 .68 0 .68 2 .90 18
( 4 .34 ) 55,713 1 .43 1 .43 1 .07 26
4 .93 65,566 1 .44 1 .44 1 .33 18
1 .48 59,004 1 .45 1 .45 1 .65 22
4 .35 48,182 1 .47 1 .47 2 .06 15
2 .56 46,897 1 .48 1 .48 2 .11 18
( 3 .46 ) 8,785,900 0 .43 0 .43 2 .06 26
5 .97 9,315,167 0 .44 0 .44 2 .32 18
2 .58 7,775,550 0 .45 0 .45 2 .65 22
5 .37 6,138,037 0 .47 0 .47 3 .06 15
3 .56 4,782,475 0 .48 0 .48 3 .11 18

Financial Highlights
(continued)
Limited Term
The Fund's fiscal year end is March 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains
Return
of
Capital Total
Ending
NAV
Class
A
2022 $ 11.32 $ 0.12 $ (0.40) $ (0.28) $ (0.12) $ — $ — $ (0.12) $ 10.92
2021 11.02 0.15 0.35 0.50 (0.19) — (0.01) (0.20) 11.32
2020 11.08 0.22 (0.06) 0.16 (0.22) — — (0.22) 11.02
2019 10.83 0.23 0.23 0.46 (0.21) — — (0.21) 11.08
2018 10.88 0.21 (0.06) 0.15 (0.20) — — (0.20) 10.83
Class
C
2022 11.27 0.03 (0.39) (0.36) (0.03) — — (0.03) 10.88
2021 10.98 0.06 0.34 0.40 (0.10) — (0.01) (0.11) 11.27
2020 11.04 0.13 (0.06) 0.07 (0.13) — — (0.13) 10.98
2019 10.78 0.14 0.24 0.38 (0.12) — — (0.12) 11.04
2018 10.83 0.12 (0.06) 0.06 (0.11) — — (0.11) 10.78
Class
I
2022 11.28 0.14 (0.40) (0.26) (0.14) — — (0.14) 10.88
2021 10.98 0.17 0.35 0.52 (0.21) — (0.01) (0.22) 11.28
2020 11.04 0.24 (0.06) 0.18 (0.24) — — (0.24) 10.98
2019 10.79 0.25 0.23 0.48 (0.23) — — (0.23) 11.04
2018 10.83 0.23 (0.05) 0.18 (0.22) — — (0.22) 10.79
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expense
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 2 .55 ) % $ 1,523,484 0 .59% 0 .59% 1 .05% 28%
4 .55 1,597,780 0 .61 0 .61 1 .31 18
1 .43 1,236,659 0 .62 0 .61 1 .97 22
4 .27 1,015,540 0 .63 0 .63 2 .07 27
1 .36 998,226 0 .62 0 .62 1 .92 21
( 3 .25 ) 70,792 1 .39 1 .39 0 .26 28
3 .64 88,543 1 .41 1 .41 0 .53 18
0 .62 88,648 1 .42 1 .41 1 .17 22
3 .52 83,991 1 .43 1 .43 1 .27 27
0 .53 93,327 1 .42 1 .42 1 .12 21
( 2 .35 ) 6,860,653 0 .39 0 .39 1 .25 28
4 .76 6,172,134 0 .41 0 .41 1 .51 18
1 .63 4,447,770 0 .42 0 .41 2 .17 22
4 .46 4,014,613 0 .43 0 .43 2 .27 27
1 .62 3,225,826 0 .42 0 .42 2 .12 21

Financial Highlights
(continued)
Short Term
The Fund's fiscal year end is March 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 10.18 $ 0.08 $ (0.36) $ (0.28) $ (0.08) $ — $ (0.08) $ 9.82
2021 10.03 0.11 0.18 0.29 (0.14) — (0.14) 10.18
2020 10.09 0.16 (0.06) 0.10 (0.16) — (0.16) 10.03
2019 9.98 0.14 0.10 0.24 (0.13) — (0.13) 10.09
2018 10.04 0.11 (0.07) 0.04 (0.10) — (0.10) 9.98
Class
C
2022 10.15 —(e) (0.36) (0.36) —(e) — — 9.79
2021 10.00 0.03 0.18 0.21 (0.06) — (0.06) 10.15
2020 10.06 0.08 (0.06) 0.02 (0.08) — (0.08) 10.00
2019 9.96 0.06 0.09 0.15 (0.05) — (0.05) 10.06
2018 10.02 0.03 (0.07) (0.04) (0.02) — (0.02) 9.96
Class
I
2022 10.19 0.10 (0.35) (0.25) (0.10) — (0.10) 9.84
2021 10.04 0.13 0.18 0.31 (0.16) — (0.16) 10.19
2020 10.10 0.18 (0.06) 0.12 (0.18) — (0.18) 10.04
2019 9.99 0.16 0.10 0.26 (0.15) — (0.15) 10.10
2018 10.04 0.13 (0.06) 0.07 (0.12) — (0.12) 9.99
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Rounds to less than $0.01 per share.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expense
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
(2.80) % $ 277,719 0.67% 0.67% 0.77% 37%
2.90 329,109 0.68 0.68 1.08 38
0.96 259,148 0.69 0.69 1.57 37
2.42 156,526 0.72 0.72 1.44 45
0.41 168,828 0.72 0.72 1.09 28
(3.50) 12,359 1.47 1.47 (0.02) 37
2.08 16,519 1.48 1.48 0.29 38
0.16 17,781 1.49 1.49 0.77 37
1.53 6,879 1.52 1.52 0.64 45
(0.37) 8,193 1.52 1.52 0.29 28
(2.51) 447,376 0.47 0.47 0.97 37
3.10 469,157 0.48 0.48 1.28 38
1.16 440,687 0.49 0.49 1.77 37
2.62 433,253 0.52 0.52 1.64 45
0.69 401,052 0.51 0.51 1.29 28

Notes to Financial Statements
1. General Information
Trust and Fund Information
Nuveen Municipal Trust and Nuveen Investment Funds, Inc. (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. Nuveen Municipal Trust is comprised of Nuveen
All-American Municipal Bond Fund (“All-American”), Nuveen Intermediate Duration Municipal Bond Fund (“Intermediate Duration”) and Nuveen
Limited Term Municipal Bond Fund (“Limited Term”), among others, and Nuveen Investment Funds, Inc. is comprised of Nuveen Short Term
Municipal Bond Fund (“Short Term”), among others, (each a “Fund” and collectively, the “Funds”), as diversified funds. Nuveen Municipal Trust was organized as a Massachusetts business trust on July 1, 1996. Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20,
1987. The Funds, were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period
The end of the reporting period for the Funds is March 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended March 31, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% (0.70% for Limited Term and Short Term)
if redeemed within eighteen months (twelve months for Short Term) of purchase. Class C Shares are sold without an up-front sales charge. Class C
Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an up-front sales charge. The Funds issued Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen mutual fund or for the purpose of dividend reinvestment but Class C2 Shares were not available for new accounts or for additional investment into existing accounts. Class C2 Shares were subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C2 Shares converted to Class A Shares after the close of business on June 4, 2021.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
Neither Trust pays compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the each Trust from the Adviser or its affiliates. The Funds’ Board of Director/Trustees (the ’’Board’’) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Custodian Fee Credit
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the
“Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of dividend income, which is recorded on the ex-dividend date.
Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Investment Income, is also comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association,
Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each
Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes
Fund
Gross
Custodian Fee
Credits
All-American
$ 9,840
Intermediate Duration
26,999
Limited Term
44,559
Short Term
—

Notes to Financial Statements
(continued)
by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are
“readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond
(referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the
“TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the
TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the
Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value.
The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
All-American
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 8,535,462,914 $ 731,227** $ 8,536,194,141
Common Stocks – 43,602,531
***
– 43,602,531
Variable Rate Senior Loan Interests – 47,446 – 47,446
Total
$ – $ 8,579,112,891 $ 731,227 $ 8,579,844,118
Intermediate Duration
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 9,368,132,085 $ 44,529** $ 9,368,176,614
Common Stocks – 161,595,271
***
– 161,595,271
Asset-Backed and Mortgage-Backed Securities – 12,031,747 – 12,031,747
Short-Term Investments:
Municipal Bonds – 32,795,000 – 32,795,000
Total
$ – $ 9,574,554,103 $ 44,529 $ 9,574,598,632
Limited Term
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 8,299,651,591 $ – $ 8,299,651,591
Common Stocks – 170,563,224
***
– 170,563,224
Short-Term Investments:
Municipal Bonds – 11,214,699 – 11,214,699
Total
$ – $ 8,481,429,514 $ – $ 8,481,429,514
Short Term
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 693,538,092 $ – $ 693,538,092
Common Stocks – 1,342,965
***
– 1,342,965
Short-Term Investments:
Municipal Bonds – 13,000,000 – 13,000,000
Total
$ – $ 707,881,057 $ – $ 707,881,057
* Refer to the Fund's Portfolio of Investments for state and or/industry classifications, where applicable.
** Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.
*** Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.

Notes to Financial Statements
(continued)
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
All-American
$ 979,823,000 $ 7,500,000 $ 987,323,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
All-American
$ 825,257,337 0.62%
Intermediate Duration
— —
Limited Term
— —
Short Term
— —

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, All-American had $6,989,039 of loans outstanding.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments.  The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
All-American
$ 979,823,000 $ 7,500,000 $ 987,323,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —
Fund
Purchases
Sales and
Maturities
All-American
$ 3,455,971,658 $ 2,270,755,739
Intermediate Duration
2,771,494,273 2,669,817,883
Limited Term
3,699,319,980 2,373,294,175
Short Term
293,986,144 339,880,901

Notes to Financial Statements
(continued)
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
3/31/22
Year Ended
3/31/21
All-American Shares Amount Shares Amount
Shares issued in the reorganization:
Class A — $— 19,156,801 $233,188,419
Class C — — 1,274,834 15,515,776
Class C2
(1)
— — 802,614 9,776,220
Class R6 — — — —
Class I — — 8,366,710 102,294,402
Shares sold:
Class A 56,205,735 686,889,738 80,857,717 962,165,430
Class A - automatic conversion of Class C Shares 10,961 131,937 1,251 15,083
Class A - automatic conversion of Class C2 Shares 596,057 7,361,302 51,474 553,514
Class C 4,280,919 52,395,291 6,255,688 74,146,100
Class C2
(1)
— — 101,075 1,163,037
Class R6 7,782,649 95,093,960 6,843,048 81,553,997
Class I 118,902,761 1,452,273,413 149,187,998 1,776,409,874
Shares issued to shareholders due to reinvestment of distributions:
Class A 6,817,019 82,468,230 5,962,370 70,900,096
Class C 427,321 5,172,663 435,678 5,176,284
Class C2
(1)
2,645 32,477 126,220 1,495,069
Class R6 313,473 3,801,039 179,326 2,148,951
Class I 7,822,565 95,012,145 6,737,075 80,493,762
203,162,105 2,480,632,195 286,339,879 3,416,996,014
Shares redeemed:
Class A (52,744,723) (631,683,629) (41,478,513) (492,570,402)
Class C (4,983,850) (60,260,597) (4,979,389) (59,143,807)
Class C - automatic conversion to Class A Shares (10,968) (131,937) (1,251) (15,083)
Class C2
(1)
(585,597) (7,119,866) (8,040,319) (96,290,818)
Class C2 - automatic conversion to Class A Shares (595,575) (7,361,302) (51,445) (553,514)
Class R6 (3,188,302) (38,061,941) (1,212,137) (14,402,426)
Class I (97,542,195) (1,169,221,924) (68,735,963) (818,401,393)
(159,651,210) (1,913,841,196) (124,499,017) (1,481,377,443)
Net increase (decrease) 43,510,895 $566,790,999 161,840,862 $1,935,618,571
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Year Ended
3/31/22
Year Ended
3/31/21
Intermediate Duration Shares Amount Shares Amount
Shares sold:
Class A 21,648,832 $207,239,557 35,164,259 $334,214,277
Class A - automatic conversion of Class C Shares 2,546 24,091 — —
Class A - automatic conversion of Class C2 Shares 320,293 3,094,027 9,288 88,875
Class C 727,021 6,982,206 1,834,474 17,416,988
Class C2
(1)
— — 26,844 248,467
Class I 313,790,143 2,996,181,699 391,905,516 3,736,481,413
Shares issued to shareholders due to reinvestment of distributions:
Class A 1,700,655 16,228,772 1,853,124 17,600,656
Class C 60,155 574,801 87,295 829,012
Class C2
(1)
904 8,724 29,643 281,149
Class I 12,371,099 118,400,278 13,106,058 124,842,614
350,621,648 3,348,734,155 444,016,501 4,232,003,451
Shares redeemed:
Class A (20,964,589) (198,989,525) (18,847,871) (178,179,006)
Class C (1,486,918) (14,177,961) (1,439,241) (13,705,337)
Class C - automatic conversion to Class A Shares (2,546) (24,091) — —
Class C2
(1)
(152,341) (1,464,237) (2,529,545) (24,100,139)
Class C2 - automatic conversion to Class A Shares (319,631) (3,094,027) (9,279) (88,875)
Class I (329,733,945) (3,132,657,643) (271,273,353) (2,581,188,649)
(352,659,970) (3,350,407,484) (294,099,289) (2,797,262,006)
Net increase (decrease) (2,038,322) $(1,673,329) 149,917,212 $1,434,741,445
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
3/31/22
Year Ended
3/31/21
Limited Term Shares Amount Shares Amount
Shares sold:
Class A 28,723,978 $325,496,307 55,768,308 $629,547,049
Class A - automatic conversion of Class C Shares 2,804 31,725 — —
Class A - automatic conversion of Class C2 Shares 764,353 8,705,985 14,017 156,753
Class C 896,216 10,107,903 2,147,651 24,113,490
Class C2
(1)
— — 76,506 853,769
Class I 255,331,073 2,880,472,629 266,161,183 2,996,185,534
Shares issued to shareholders due to reinvestment of distributions:
Class A 1,252,757 14,168,970 1,886,015 21,274,142
Class C 15,228 172,267 67,316 755,877
Class C2
(1)
1,198 13,594 74,163 833,440
Class I 5,291,223 59,588,334 6,272,038 70,528,164
292,278,830 3,298,757,714 332,467,197 3,744,248,218
Shares redeemed:
Class A (32,457,125) (366,061,973) (28,738,940) (324,032,936)
Class C (2,256,198) (25,392,106) (2,438,142) (27,402,645)
Class C - automatic conversion to Class A Shares (2,814) (31,725) — —
Class C2
(1)
(414,299) (4,688,236) (8,633,539) (97,243,821)
Class C2 - automatic conversion to Class A Shares (765,698) (8,705,985) (14,047) (156,753)
Class I (177,537,462) (1,991,598,239) (130,316,209) (1,463,341,742)
(213,433,596) (2,396,478,264) (170,140,877) (1,912,177,897)
Net increase (decrease) 78,845,234 $902,279,450 162,326,320 $1,832,070,321
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(continued)
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to investments in partnerships, paydowns, taxable market discount and taxes paid. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
Year Ended
3/31/22
Year Ended
3/31/21
Short Term Shares Amount Shares Amount
Shares sold:
Class A 10,567,472 $106,618,757 18,840,097 $191,469,723
Class A - automatic conversion of Class C Shares 84 856 95 966
Class A - automatic conversion of Class C2 Shares 193,245 1,969,164 — —
Class C 278,023 2,784,944 727,083 7,341,666
Class C2
(1)
— — 10,401 106,200
Class I 25,963,155 263,146,316 23,436,658 238,702,073
Shares issued to shareholders due to reinvestment of distributions:
Class A 204,589 2,071,588 345,306 3,512,754
Class C 620 6,301 9,008 91,319
Class C2
(1)
207 2,103 3,672 37,307
Class I 271,108 2,748,744 413,626 4,211,935
37,478,503 379,348,773 43,785,946 445,473,943
Shares redeemed:
Class A (15,035,794) (151,976,150) (12,689,372) (128,787,234)
Class C (643,632) (6,503,006) (886,343) (8,994,213)
Class C - automatic conversion to Class A Shares (85) (856) (95) (966)
Class C2
(1)
(40,970) (416,944) (192,804) (1,961,543)
Class C2 - automatic conversion to Class A Shares (193,245) (1,969,164) — —
Class I (26,799,410) (271,073,682) (21,700,953) (220,845,029)
(42,713,136) (431,939,802) (35,469,567) (360,588,985)
Net increase (decrease) (5,234,633) $(52,591,029) 8,316,379 $84,884,958
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
All-American
$ 7,744,154,087 $ 238,396,330 $ (381,206,775) $ (142,810,445)
Intermediate Duration
9,624,360,990 268,366,340 (318,128,698) (49,762,358)
Limited Term
8,557,912,688 153,686,714 (230,169,888) (76,483,174)
Short Term
721,010,087 1,836,214 (14,965,244) (13,129,030)

As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid were as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
All-American
$ 7,990,537 $ 423,519 $ — $ (142,810,445) $ (182,742,179) $ — $ (19,988,564) $ (337,127,132)
Intermediate
Duration
4,280,973 527,896 — (49,762,358) (49,627,841) — (16,491,308) (111,072,638)
Limited Term
— 279,966 — (76,483,174) (38,818,907) — (7,469,920) (122,492,035)
Short Term
476,721 — — (13,129,030) (2,259,313) — (505,099) (15,416,721)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period March 1, 2022 through March 31, 2022 and paid on April 1, 2022.
3/31/22 3/31/21
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Return
of
Capital
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return
of
Capital
All-American
$ 240,864,500 $ 108,692 $ — $ — $ 208,157,487 $ 2,175,775 $ — $ —
Intermediate
Duration
210,706,365 1,350,124 — — 228,713,922 3,747,666 — —
Limited Term
99,992,138 240,216 — — 120,299,298 1,751,253 — 8,564,240
Short Term
7,161,748 41,448 — — 11,261,554 1,337 — —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund
Short-Term Long-Term Total
All-American
1
$ 164,207,007 $ 18,535,172 $ 182,742,179
Intermediate Duration
43,964,604 5,663,237 49,627,841
Limited Term
19,946,322 18,872,585 38,818,907
Short Term
1,017,651 1,241,662 2,259,313
1
A portion of All-American's capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations

Notes to Financial Statements
(continued)
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of March 31, 2022, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Fund so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Average Daily Net Assets
All-
American
Intermediate
Duration
Limited
Term
Short
Term
For the first $125 million 0.3000% 0.3000% 0.2500% 0.2500%
For the next $125 million 0.2875 0.2875 0.2375 0.2375
For the next $250 million 0.2750 0.2750 0.2250 0.2250
For the next $500 million 0.2625 0.2625 0.2125 0.2125
For the next $1 billion 0.2500 0.2500 0.2000 0.2000
For the next $3 billion 0.2250 0.2250 0.1750 0.1750
For the next $5 billion 0.2000 0.2000 0.1500 0.1500
For net assets over $10 billion and greater 0.1875 0.1875 0.1375 0.1375
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
All-American
0 .1572%
Intermediate Duration
0 .1579%
Limited Term
0 .1547%
Short Term
0 .1721%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Intermediate Duration N/A N/A 0.75%
N/A - Not Applicable.

Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C2 Shares incur a 0.55% annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class R6 and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
All-American
$ — $ — $ —
Intermediate Duration
31,205,048 5,000,000 —
Limited Term
8,065,258 15,865,000 —
Short Term
38,272,909 28,215,039 —
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
All-American
$ 5,658,914 $ 5,506,622
Intermediate Duration
1,428,583 1,391,075
Limited Term
1,366,982 1,332,193
Short Term
316,223 310,527
Fund
Commission
Advances
(Unaudited)
All-American
$ 5,029,320
Intermediate Duration
1,331,647
Limited Term
1,263,855
Short Term
298,445
Fund
12b-1 Fees
Retained
(Unaudited)
All-American
$ 620,657
Intermediate Duration
93,964
Limited Term
132,703
Short Term
12,820

Notes to Financial Statements
(continued)
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2022 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Prior to June 23, 2021, the drawn interest rate was equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed.  The Participating Funds also incurred a 0.05% upfront fee on the increase of the $230 million commitment amount during the reporting period.  Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
Fund
CDSC
Retained
(Unaudited)
All-American
$ 493,155
Intermediate Duration
142,809
Limited Term
285,709
Short Term
77,963
Fund
Maximum
Outstanding
Balance
All-American
$ 82,200,000
Intermediate Duration
82,500,000
Limited Term
38,400,000
Short Term
5,219,818

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
All-American
23 $ 24,382,609 1.37%
Intermediate Duration
18 38,966,997 1.41
Limited Term
29 21,299,414 1.33
Short Term
3 5,219,818 1.28

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
All American $ —
Intermediate Duration —
Limited Term —
Short Term —

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer investment and government spending, plus the value of exports, minus the value of imports.
Inverse Floating Rate Securities:
Inverse floating rate securities, also known as inverse floaters or tender option bonds
(TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust.
This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value.
Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Lipper General & Insured Municipal Debt Funds Classification Average:
Represents the average annualized total
return for all reporting funds in the Lipper General & Insured Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Intermediate Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Intermediate Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Short-Intermediate Municipal Debt Funds Classification Average:
Represents the average annualized total
return for all reporting funds in the Lipper Short-Intermediate Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Short Municipal Debt Funds Classification Average
: Represents the average annualized total return for
all reporting funds in the Lipper Short Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
S&P Municipal Bond Intermediate Index:
An index containing bonds in the S&P Municipal Bond Index that mature between 3 and 15 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Short Index:
An index containing bonds in the S&P Municipal Bond Index with maturities between 6 months and 4 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Short-Intermediate Index:
An index containing bonds in the S&P Municipal Bond Index that mature between 1 and 8 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer does not have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 25-27, 2021 (the “May Meeting”), the Board of Trustees or Directors, as applicable (the “Board” and each Trustee or
Director, a “Board Member”) of the Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the
Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the
“Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. Although the 1940 Act requires that continuances of the
Advisory Agreements (as defined below) be approved by the in-person vote of a majority of the Independent Board Members, the May Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and governmental restrictions on gatherings. The May Meeting was held virtually in reliance on certain exemptive relief the Securities and Exchange
Commission provided to registered investment companies providing temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in light of these challenges.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.” Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to its annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the funds; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and portfolio teams, when feasible.
In addition, in connection with the annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its annual consideration of the renewal of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2020 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers;
an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-
end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued during the year for the benefit of particular fund(s) and/
or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the
Board and its committees during the year.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 21-22, 2021 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the
Adviser’s evaluation of each sub-adviser to the Nuveen funds. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting. The Board reviewed fund performance throughout the year and in its review, the Board recognized the volatile market conditions that occurred in early 2020 arising, in part, from the public health crisis caused by the novel coronavirus known as COVID-19 and the resulting impact on a fund’s performance for 2020 and thereafter. Accordingly, the Board considered performance data measured over various periods of time as summarized in more detail below.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided throughout the year and at the April and May Meetings, and each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process.
The following summarizes the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory
Agreements as well as the Board’s conclusions.

A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the
Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory and other developments. The Board accordingly considered the extensive resources, tools and capabilities available to the Adviser to operate and manage the Nuveen funds. With respect to the Adviser, as a general matter, some of these services it and its affiliates provide to the Nuveen funds include, but are not limited to: product management (such as setting dividends, analyzing fund expenses, providing competitive analysis, and providing due diligence support); investment oversight, risk management and securities valuation services (such as overseeing and reviewing the various sub-advisers to the Nuveen funds and their investment teams;
analyzing fund performance and risk data; overseeing operational and risk management; participating in financial statement, marketing and risk disclosures; providing daily valuation services and developing related valuation policies, procedures and methodologies; periodic testing of audit and regulatory requirements; participating in product development and management processes; participating in leverage management, liquidity monitoring and counterparty credit oversight; providing due diligence and overseeing fund accounting and custody providers; overseeing third party pricing services and periodically assessing investment and liquidity risks); fund administration (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; overseeing the funds’ independent public accountants and other service providers; analyzing products and enhancements; and managing fund budgets and expenses); oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers); Board relations services
(such as organizing and administering Board and committee meetings, preparing various reports to the Board and committees and providing other support services); compliance and regulatory oversight services (such as managing compliance policies; monitoring compliance with applicable fund policies and laws and regulations; devising internal compliance programs and a framework to review and assess compliance programs; evaluating the compliance programs of the various sub-advisers to the Nuveen funds and certain other service providers; responding to regulatory requests;
and preparing compliance training materials); and legal support and oversight of outside law firms (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies).
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2020 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership, market approach and shared support functions within
Nuveen and its affiliates in seeking to operate more effectively the business and enhance the services to the Nuveen funds;
Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; and modifying portfolio management teams for various funds;
Investment Team Integrations – continuing to integrate and adjust the members of certain investment teams, in part, to allow greater access to tools and resources within the Nuveen organization and its affiliates;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds and facilitate regulatory or logistical changes;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk, increase operating efficiencies, implement enhancements to strengthen key compliance program elements and support international business growth and other corporate objectives;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment teams; new products; changes to mandates, policies and benchmarks; and other management proposals;

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting daily calculations and monitoring of risk measures across the Nuveen funds, instituting appropriate investment risk controls, providing risk reporting throughout the firm, participating in internal oversight committees, and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintains the valuation policies and procedures, facilitates valuation committee meetings, manages relationships with pricing vendors, and prepares relevant valuation reports and designs methods to simplify and enhance valuation workflow within the organization;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program designed to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Dividend Management Services – continuing to manage the dividends among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
In its review, the Board recognized that Nuveen’s risk management, compliance, technology and operations capabilities are all integral to providing its investment management services to the Nuveen funds. Further, the Board noted the benefits to shareholders of investing in a Nuveen fund, as each Nuveen fund is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times as occurred in the market in the first half of 2020. The Board recognized the impact of the
COVID-19 pandemic during the year and the adaptations required by service providers to continue to deliver their services to the Nuveen funds, including working remotely. In this regard, the Board noted the ability of the Adviser and the various sub-advisers to the Nuveen funds to provide continuously their services notwithstanding the significant disruptions caused by the pandemic. In addition to the services provided by the Adviser, the Board also considered the risks borne by the Adviser and its affiliates in managing the Nuveen funds, including entrepreneurial, operational, reputational, regulatory and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board also considered the structure of investment personnel compensation programs and whether this structure provides appropriate incentives to act in the best interests of the respective Nuveen funds. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-
year periods ending December 31, 2020 as well as performance data periods ending nearer to the May Meeting, including the quarter, one-, three-
and five-year periods ending March 31, 2021 and May 14, 2021. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers
(both overperformance and underperformance); the factors contributing to the performance; and any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.

In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers since 2018 or significant changes, among other things, to their investment strategies or policies since 2019, the Board reviewed certain performance data comparing the performance of such funds before and after such changes. In considering performance data, the
Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s) (such as differences in the use of leverage) as well as differences in the composition of the Performance Peer Group over time will necessarily contribute to differences in performance results and limit the value of the comparative information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the funds as low, medium or high.
The Board also evaluated performance in light of various relevant factors, including, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board recognized the significant market decline in the early part of 2020 in connection with, among other things, the impact of the COVID-19 pandemic and that such a period of underperformance and market volatility may significantly weigh on the longer term performance results. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods.
However, with respect to any Nuveen funds for which the Board had identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen All-American Municipal Bond Fund (the “All-American Fund”), the Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2020 and ranked in the second quartile of its Performance Peer Group for the one-
year period ended December 31, 2020 and first quartile for the three- and five-year periods ended December 31, 2020. In addition, the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March
31, 2021 and May 14, 2021. Based on its review, the Board was satisfied with the Fund’s overall performance.
For Nuveen Intermediate Duration Municipal Bond Fund (the “Intermediate Duration Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2020, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2020 and first quartile for the three- and five-year periods ended December 31, 2020. In addition, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2021, the Fund outperformed its benchmark for the one-year period ended March 31, 2021. The Fund also ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2021 and first quartile for the three- and five-
year periods ended March 31, 2021. Further, for the periods ended May 14, 2021, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods, the Fund outperformed its benchmark for the one-year period and ranked in the third quartile of its Performance Peer Group for the one-year period, the second quartile for the three-year period and the first quartile for the five-year period. In reviewing performance, the Board also noted the change to the Fund’s portfolio management team in 2020. Based on its review, the Board was satisfied with the Fund’s overall performance.
For Nuveen Limited Term Municipal Bond Fund (the “Limited Term Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2020, the Fund ranked in the second quartile of its
Performance Peer Group for the one- and five-year periods ended December 31, 2020 and first quartile for the three-year period ended December
31, 2020. Although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31,
2021, the Fund outperformed its benchmark for the one-year period ended March 31, 2021 and ranked in the second quartile of its Performance
Peer Group for the one- and five-year periods ended March 31, 2021 and first quartile of its Performance Peer Group for the three-year period ended March 31, 2021. Further, for the periods ended May 14, 2021, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods, the Fund outperformed its benchmark for the one-year period and ranked in the third quartile of its Performance
Peer Group for the one-year period and second quartile for the three- and five-year periods. In reviewing performance, the Board also noted the change to the Fund’s portfolio management team in 2020. Based on its review, the Board was satisfied with the Fund’s overall performance.
For Nuveen Short Term Municipal Bond Fund (the “Short Term Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2020, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended December 31, 2020 and second quartile for the three- and five-year periods ended
December 31, 2020. Further, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2021, the Fund outperformed its benchmark for the one-year period ended March 31, 2021 and ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2021 and third quartile for the three- and five-year periods ended March 31,
2021. In addition, for the periods ended May 14, 2021, although the Fund’s performance was below the performance of its benchmark for the three-
and five-year periods, the Fund outperformed its benchmark for the one-year period and ranked in the second quartile of its Performance Peer
Group for the one- and three-year periods and third quartile for the five-year period. In reviewing performance, the Board also noted the change to the Fund’s portfolio management team in 2020. Based on its review, the Board was satisfied with the Fund’s overall performance.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of each fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the
“Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology
Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $58.4 million and fund-level breakpoints reduced fees by approximately $69.6 million in 2020. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.2 million in fees for shareholders in 2020.
With respect to the Sub-Adviser, the Board also considered the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-
advisory services provided to the respective Fund, the breakpoint schedule and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the All-American Fund, the Intermediate Duration Fund and the Limited Term Fund each had a net management fee that was in line with the respective peer average and a net expense ratio that was below the respective peer average; and (b) the Short Term Fund had a net management fee that was slightly higher than the peer average, but a net expense ratio that was in line with the peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include retail and institutional managed accounts, passively managed exchange-traded funds (“ETFs”)
sub-advised by the Sub-Adviser that are offered by another fund complex and municipal managed accounts offered by an unaffiliated adviser. With respect to the Sub-Adviser, the Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts as well as the sub-advisory fee the Sub-Adviser received for serving as sub-adviser to passive ETFs offered outside the Nuveen family.

In considering the fee data of other clients, the Board recognized, among other things, the differences in the amount, type and level of services provided to the Nuveen funds relative to other clients as well as the differences in portfolio investment policies, investor profiles, account sizes and regulatory requirements, all of which contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to the other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Further, with respect to ETFs, the Board considered that Nuveen ETFs were passively managed compared to the active management of the other Nuveen funds which contributed to the differences in fee levels between the Nuveen
ETFs and other Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the
Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2020 and 2019. The Board reviewed, among other things, Nuveen’s net margins (pre-tax) (both including and excluding distribution expenses); gross and net revenue margins (pre- and post-tax and excluding distribution) from Nuveen funds only; revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen for fund advisory services;
and comparative profitability data comparing the operating margins of Nuveen compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition)
for each of the last two calendar years. In reviewing the peer comparison data, the Independent Board Members noted that Nuveen
Investments, Inc.’s operating margins were on the low range compared to the total company adjusted operating margins of the peers. The
Board also reviewed the revenues and expenses the Adviser derived from its ETF product line for the 2019 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide expenses to the Nuveen complex and its affiliates and to further allocate such Nuveen complex expenses between the Nuveen fund and non-fund businesses. Generally, fund-specific expenses are allocated to the Nuveen funds and partial fund-related expenses and/or corporate overhead and shared costs
(such as legal and compliance, accounting and finance, information technology and human resources and office services) are partially attributed to the funds pursuant to cost allocation methodologies. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2020, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution)
and total company margins from Nuveen Investments, Inc. compared to the firm-wide adjusted margins of the peers for each calendar year from 2010 to 2020. The Board had also appointed three Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and any proposed changes to the cost allocation methodology prior to incorporating any such changes and to report to the full Board. The Board recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results. The Independent Board Members also considered the key drivers behind the revenue and expense changes that impacted Nuveen’s net margins between 2019 and 2020. The Board also noted
the reinvestments Nuveen and/or its parent made into its business through, among other things, the investment of seed capital in certain
Nuveen funds and continued investments in enhancements to information technology, portfolio accounting systems and the global trading platform.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments, Inc. were in the lower half of the peer group range; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2020 and 2019 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility as experienced with the COVID-19 pandemic.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities for the calendar year ended December 31, 2020 as well as its pre- and post-tax net revenue margins for 2020 compared to such margins for 2019. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar year ending December 31, 2020 and the pre- and post-tax revenue margins from 2020 and 2019.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board noted that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-
level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined. In the calculation of the complex-level component, the Board noted that it had approved the acquisition of several Nuveen funds by similar TIAA-CREF funds in 2019.
However, to mitigate the loss of the assets of these Nuveen funds deemed eligible to be included in the calculation of the complex-wide fee when these Nuveen funds left the complex upon acquisition, Nuveen agreed to credit approximately $604.5 million to assets under management to the
Nuveen complex in calculating the complex-wide component.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2019 and
2020), including the permanent expense cap applicable to the Intermediate Duration Fund.
The Independent Board Members also recognized the Adviser’s continued reinvestment in its business through various initiatives including maintaining a seed account available for investments into Nuveen funds and investing in its internal infrastructure, information technology and other systems that will, among other things, consolidate and enhance accounting systems, integrate technology platforms to support growth and efficient data processing, and further develop its global trading platform to enhance the investment process for the investment teams.
Based on its review, the Board concluded that the current fee arrangements together with the Adviser’s reinvestment in its business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted that, subject to certain exceptions, the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party broker-dealers, the Board reviewed the amount retained by the Adviser’s affiliate. In addition, the Independent Board Members also noted that various sub-advisers
(including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board noted that any benefits for the Sub-Adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage each Fund’s liquidity risk. The
Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors (the “Board”) previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser (the “Adviser”), as the administrator of the Program. The Adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the Adviser’s Liquidity Oversight Sub-
Committee (“LOSC”). LMAT and LOSC are composed of personnel from the Adviser and Teachers Advisors, LLC, an affiliate of the Adviser.
At a May 26, 2021 meeting of the Board, the Adviser provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the calendar year 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the
Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the
Fund’s investment strategy and the liquidity of its portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each of the Funds’ portfolio investments are classified into one of four liquidity categories (including the most liquid, “Highly Liquid,” and the least liquid, “Illiquid,” as discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, using third-party vendor data.
A fund that does not primarily hold Highly Liquid investments must, among other things, determine a minimum percentage of the fund’s net assets that must be invested in Highly Liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held
Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a fund from acquiring Illiquid investments if doing so would result in the fund holding more than 15% of its net assets in Illiquid investments, and requires certain reporting to the fund’s board and the Securities and Exchange Commission any time a fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, the Funds did not exceed the 15% limit on Illiquid investments.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), and chair of its investment committee; formerly, Member, Chicago Fellowship
Board (philanthropy) 2005-2016); formerly, Director, Fulcrum IT
Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General
Investment Management America, Inc. (asset management) (2008-
2013); formerly, CEO and President, Northern Trust Global
Investments (financial services) (2004-2007); Executive Vice
President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
142
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College; formerly, Member and President
Pro-Tem of the Board of Regents for the State of Iowa University
System (2007- 2013); Director and Chairman (2009-2021), United
Fire Group, a publicly held company; Director, Public Member,
American Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
142
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
142

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
142
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
142
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
142
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
142

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Judith M. Stockdale
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1997 Board Member, Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.)
(since 2013); formerly, Board Member, U.S. Endowment for
Forestry and Communities (national endowment addressing
forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.)
(2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation
endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes
Protection Fund (endowment created jointly by seven of the
eight Great Lakes states’ Governors to take a regional
approach to improving the health of the Great Lakes)
(1990-1994).
142
Carole E. Stone
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2007 Former Director, Chicago Board Options Exchange
(2006-2017), and C2 Options Exchange, Incorporated
(2009-2017); formerly, Director, Cboe Global Markets, Inc.,
(2010-2020) (formerly named CBOE Holdings, Inc.); formerly,
Commissioner, New York State Commission on Public Authority
Reform (2005-2010).
142
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
142
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004)
and Chair (since 2015) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
142
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
142

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Christopher E. Stickrod
1976
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2020 Senior Managing Director (since 2017) and Head of Advisory Product (since
2020), formerly, Managing Director (2016-2017) and Senior Vice President (2013-
2016) of Nuveen; Senior Managing Director of Nuveen Securities, LLC (since
2018) and of Nuveen Fund Advisors, LLC (since 2019).
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016)
and Nuveen Fund Advisors, LLC (since 2017); Managing Director and Associate
General Counsel (since January 2022), formerly, Vice President and Associate
General Counsel of Nuveen (-2021) and Vice President, Assistant
Secretary and Associate General Counsel of Nuveen Asset Management, LLC
(since 2018).
Diana R. Gonzalez
1978
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2017); Vice President and Associate General Counsel of Nuveen (since 2017);
Associate General Counsel of Jackson National Asset Management, LLC
(2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017), formerly, Vice President (2011-
2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors,
LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
Jacques M. Longerstaey
1963
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2019 Senior Managing Director, Chief Risk Officer, Nuveen, LLC (since May 2019);
Senior Managing Director (since May 2019) of Nuveen Fund Advisors, LLC;
formerly, Chief Investment and Model Risk Officer, Wealth & Investment
Management Division, Wells Fargo Bank (NA) (2013-2019).
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary
of Nuveen Asset Management, LLC (since 2021); Managing Director of TIAA
SMA Strategies LLC (since 2021); Managing Director (since 2019, formerly, Vice
President and Director), Associate General Counsel and Assistant Secretary of
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF
Funds and TIAA-CREF Life Funds; Managing Director (since 2018), formerly, Vice
President and Director, Associate General Counsel and Assistant Secretary of
Teachers Insurance and Annuity Association of America, Teacher Advisors LLC and
TIAA-CREF Investment Management, LLC; Vice President (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Nuveen Alternative
Advisors LLC; General Counsel and Assistant Secretary of Covariance Capital
Management, Inc. (2014-2017).

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel
(since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2008-2016);
Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of
Nuveen Securities, LLC, formerly Executive Vice President (2016-2017) and
Managing Director (2008-2016); Senior Managing Director (since 2017) and
Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General
Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director
(2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director
(since 2017), Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2011-2016); formerly
Vice President (2007-2021) and Secretary (2016-2021), of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC; Vice
President and Secretary of Winslow Capital Management, LLC (since 2010). Senior
Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative
Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director of Mutual Fund Tax and Financial Reporting groups at
Nuveen (since 2017); Managing Director of Nuveen Fund Advisors, LLC (since
2019); Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund
Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA
Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.
Deann D. Morgan
1969
730 Third Avenue
New York, NY 10017
Vice President 2020 President, Nuveen Fund Advisors, LLC (since 2020); Executive Vice President,
Global Head of Product at Nuveen (since 2019); Co-Chief Executive Officer of
Nuveen Securities, LLC (since 2020); Managing Member of MDR
Collaboratory LLC (since 2018); Managing Director, Head of Wealth
Management Product Structuring & COO Multi Asset Investing. The
Blackstone Group (2013-2017).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) and
Vice President (2011-2016) of Nuveen.
E. Scott Wickerham
1973
TIAA
730 Third Avenue
New York, NY 10017
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration
(2014-2015); has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019), formerly, Assistant General Counsel (2008-2016) of Nuveen.
Gifford R. Zimmerman
1956
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
1988 Formerly: Managing Director (2002-2020) and Assistant Secretary (2002-2020)
of Nuveen Securities, LLC; formerly, Managing Director (2002-2020), Assistant
Secretary (1997-2020) and Co-General Counsel (2011-2020) of Nuveen Fund
Advisors, LLC; formerly, Managing Director (2004-2020) and Assistant
Secretary (1994-2020) of Nuveen Investments, Inc.; formerly, Managing
Director, Assistant Secretary and Associate General Counsel of Nuveen Asset
Management, LLC (2011-2020); formerly, Vice President and Assistant
Secretary of NWQ Investment Management Company, LLC (2002-2020), Santa
Barbara Asset Management, LLC (2006-2020) and Winslow Capital
Management, LLC (2010-2020); Chartered Financial Analyst.
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-NAT-0322D 2171568-INV-Y-05/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more a bout Nuveen Funds at: www.nuveen.com/mutual-funds

Bond Funds
Mutual Funds
Nuveen Municipal
March 31, 2022
Annual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen High Yield Municipal Bond Fund NHMAX NHCCX NHMFX NHMRX
Nuveen Short Duration High Yield Municipal Bond Fund NVHAX NVCCX — NVHIX
Nuveen Strategic Municipal Opportunities Fund NSAOX NSCOX — NSIOX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

Life is
Complex.
Nuveen makes things e-simple.
It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.
Free e-Reports
right to your email!
www.investordelivery.com
If you receive your Nuveen Fund
distributions and statements from your
financial advisor or brokerage account.
or
www.nuveen.com/client-access
If you receive your Nuveen Fund
distributions and statements directly
from Nuveen.
Must be preceded by or accompanied
by a prospectus.
NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Table
of Contents
3
Chair’s Letter to Shareholders 4
Important Notices 5
Portfolio Managers’ Comments 6
Risk Considerations and Dividend Information 11
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries 12
Yields 20
Expense Examples 21
Report of Independent Registered Public Accounting Firm 23
Portfolios of Investments 24
Statement of Assets and Liabilities 355
Statement of Operations 357
Statement of Changes in Net Assets 358
Statement of Cash Flows 360
Financial Highlights 361
Notes to Financial Statements 367
Important Tax Information 384
Additional Fund Information 385
Glossary of Terms Used in this Report 386
Liquidity Risk Management Program 388
Annual Investment Management Agreement Approval Process 389
Trustees and Officers 396

4
Chair’s Letter
to Shareholders
Dear Shareholders,
Markets have had a turbulent start to 2022. Global economic activity has been moderating from post-pandemic peaks, and crisis-era monetary and fiscal support programs are being phased out. Inflation has surged partially due to supply chain bottlenecks, which were initially caused by the pandemic and now have been exacerbated by Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak.
We are now almost three months into the Eastern European conflict and are witnessing the scale of the humanitarian crisis and the economic impact caused by this event. Market uncertainty is currently elevated, as the situations in Russia/Ukraine and China have increased inflation and recession risks. The U.S. Federal Reserve (Fed) and other central banks now face an even more difficult task of slowing inflation without pulling the economy into recession. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by
0.25% from near zero for the first time since the pandemic was declared two years ago and followed it with an increase of 0.5% in May 2022. Additional rate hikes are expected at all of the remaining Fed meetings this year. Forecasting was made difficult given the wide range of potential outcomes with regard to the Russia-Ukraine war, the resilience of China’s economy, the reopening of supply chains, the impact of inflation on economic growth, and the Fed’s response to inflation. Accordingly, markets are struggling with pricing these risks.
In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chairman of the Board
May 19, 2022

Important Notices
5
For Shareholders of
Nuveen High Yield Municipal Bond Fund
Soft Closure
After the close of business on September 30, 2021 (the “Closing Date”), Nuveen High Yield Municipal Bond Fund (the “Fund”)
suspended offering its shares to new investors. Investors in the Fund as of the Closing Date may continue to purchase Fund shares, including through the reinvestment of dividends and capital gains distributions. Shares of the Fund also remain available to clients investing through mutual fund wrap and fee-based advisory programs that utilized the Fund as of the Closing Date and the Fund continues to offer its shares to affiliated fund of funds and model portfolios.
Effective June 1, 2022, the Fund will resume the sale of its shares to new investors and all restrictions associated with the Fund’s soft closure will be rescinded.

6
Portfolio Managers’
Comments
Nuveen High Yield Municipal Bond Fund
Nuveen Short Duration High Yield Municipal Bond Fund
Nuveen Strategic Municipal Opportunities Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. Portfolio manager John V. Miller, CFA, manages the Nuveen High Yield Municipal Bond Fund. John, along with Timothy T. Ryan, CFA, and Steven M. Hlavin, manage the Nuveen Short Duration High Yield Municipal Bond Fund, while
John and Tim manage the Nuveen Strategic Municipal Opportunities Fund.
Here the Funds’ portfolio managers review U.S. and municipal market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended March 31, 2022. For more information on the Funds’ investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and municipal markets during the twelve-month reporting period ended March 31,
2022?
After making a full recovery from the pandemic in 2021, the U.S. economy unexpectedly weakened at the start of 2022. In 2021 overall, GDP grew by 5.7%, as the economy reopened with the help of $5.3 trillion in crisis-related aid from the federal government, the low borrowing rates for businesses and individuals maintained by the Federal Reserve (Fed), increasing COVID-19 vaccinations and improved treatments. Then, in the first quarter of 2022, lingering supply chain disruptions, exacerbated by the Russia-Ukraine war, offset strong domestic consumer demand. This shrank U.S. gross domestic product by -1.4% on an annualized basis, according to the advance estimate from the Bureau of Economic Analysis.
The return of consumer demand in early 2022 put upward pressure on inflation. However, as supply chains remained under stress and labor shortages continued, partly due to COVID-19 resurgences around the world and more recently the war in Eastern Europe, inflation appeared to be more durable than initially expected. The Fed responded by reducing its pandemic-era support programs and increased its target interest rate by 0.25% in March 2022, while signaling a potentially more aggressive than expected interest rate hiking cycle would follow. Interest rate and stock price volatility increased as markets considered whether the Fed could cool inflation without pulling the economy into recession. While some pandemic-related risks appeared to be receding, Russia’s invasion of Ukraine in late February 2022 brought forth another large-scale human tragedy with significant economic consequences. Inflation pressures rose further on anticipated supply disruptions in energy, metals and grains. Downside risks to global economic growth increased, and economic sanctions from Western countries sought to block Russia’s access to the global financial system. A more uncertain inflation and economic outlook also made the path toward monetary policy normalization more uncertain for the Fed and other central banks, contributing to elevated market volatility toward the end of the reporting period.
The broad municipal market declined over the twelve-month reporting period, with much of the weakness occurring in the last three months of the reporting period. Municipal yields rose across the maturity spectrum, most significantly at the short end of the curve as markets priced in a more aggressive pace of monetary tightening. The yield curve flattened overall, and shorter maturities outperformed longer maturities. Demand for municipal debt remained remarkably strong throughout 2021, but outflows followed in early 2022 as dealers reduced their inventories and investors increased redemptions from traditional municipal bond funds in the higher volatility environment. Nevertheless, credit spreads were generally stable as municipal fundamentals were strong and the municipal market remained relatively insulated from geopolitical concerns abroad.
Nuveen High Yield Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2022?
The Fund focuses on non-investment grade and unrated municipal bonds with a weighted average maturity of more than 10 years.
A large team of credit analysts seeks value, targeting municipal bond market inefficiencies in pursuit of the Fund's primary goal of providing investors with a high level of tax-exempt income. The team also aims to enhance yield by strategically using leverage through inverse floating rate securities (sometimes referred to as tender option bond financing).
During the first nine months of the reporting period, the Fund received substantial new investment inflows. The Fund’s priority was to actively reinvest these proceeds, along with those of called bonds. As market conditions strengthened and bond valuations rose,

7
the Fund built up its cash position. However, starting in January, as market interest rates for bonds generally started rising primarily because of increasingly persistent inflation and indications that the Federal Reserve would be raising short-term interest rates and discontinuing certain programs designed to support the bond market, the Fund started to experience persistent outflows. During the reporting period, the Fund utilized its sizeable cash position along with sales proceeds from portfolio holdings that exhibited relatively attractive liquidity profiles to meet demands of redeeming shareholders. The Fund generally maintained its underlying strategy while meeting these shareholder redemptions by sourcing liquidity from a blend of the high, low, and medium credit quality segments of the portfolio. The Fund also took advantage of rising yields by adding to the tobacco securitization and land-secured bond sectors.
How did the Fund perform during the twelve-month reporting period ended March 31, 2022?
The Class A Shares of the Nuveen High Yield Municipal Bond Fund outperformed the S&P Municipal Yield Index for the twelve-
month reporting period ended March 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Yield Index.
Favorable security selection was the primary driver of the Fund’s strong relative performance over the reporting period. Despite sharply rising interest rates, the backdrop for credit quality remained positive throughout the reporting period, which boosted the
Fund’s lower rated holdings. The Fund’s top-performing individual investment was an equity position acquired in the emergence of
Energy Harbor (formerly FirstEnergy Solutions) from bankruptcy in 2020, as a result of having been a large holder of Energy Harbor’s bonds at the time of that emergence. Energy Harbor’s shares rose meaningfully during the reporting period given strong demand for energy generation as the economy reopened. An investment in various commodity-sensitive bonds, such as the tax-exempt debt of U.S. Steel, also added value. Other individual outperformers included Puerto Rico general obligation and Puerto Rico Electric
Power Authority (PREPA) bonds, as well as bonds from Brightline, a Florida rail project benefiting from improved underlying credit quality. The Fund’s relative underweight in tobacco securitization bonds during most of the period also added value as the sector lagged the benchmark during that period.
The strong performance of Energy Harbor shares and the PREPA bonds during the reporting period, combined with the decreasing size of the Fund’s net assets due to both market price declines and net redemptions (which have persisted through the two months since the end of the period), have resulted in those two holdings representing a significant and increasing portion of the portfolio.
The municipal investment team maintains a constructive view on these two issuers and currently anticipates that the Fund will continue to hold each at their elevated levels in pursuit of each investment’s optimal shareholder outcome. Although the Energy
Harbor shares may not be readily sellable over at least the near term, the municipal investment team believes that it has sufficient portfolio liquidity to meet shareholder redemptions for the near- and intermediate-term future if net outflows continue at their recent pace.
The Fund’s relatively long duration, partly achieved through the use of inverse floating rate securities (sometimes referred to as tender option bond financing), was a detractor from relative performance. With this longer duration positioning, the Fund had increased sensitivity to rising interest rates, which were especially pronounced in the first quarter of 2022.
The Fund moderated its duration positioning by shorting interest rate futures contracts. The interest rates futures had a positive impact on performance during the reporting period, given the trajectory of interest rates. At various times during the period, the
Fund used credit default swap contracts to purchase credit protection on certain credits, or to take on credit risk on other credits and earn a commensurate credit spread. The swaps had a negligible impact on performance during the reporting period.
Impact of the Nuveen High Yield Municipal Bond Fund’s Leveraging Strategy on Performance
The Nuveen High Yield Municipal Bond Fund’s use of leverage was one important factor impacting the Fund’s returns relative to its comparative benchmarks (more detail is provided later in the report). This leverage was achieved through the Fund’s investments in inverse floating rate securities (sometimes referred to as tender option bond financing), which represent leveraged investments in underlying bonds. The Fund uses leverage because NAM research has shown that, over time, leveraging provides opportunities for additional income and total returns, particularly in the recent market environment. Short-term market rates are at or near historical lows. As a result, the short-term rates the Fund has paid on its leveraging instruments have been lower than the interest the Fund has earned on its portfolio of long term bonds it bought with the proceeds of that leverage.
However, use of leverage also exposes the Fund to additional price volatility. If the municipal bonds the Fund acquired through the use of leverage increase in value, the Fund will experience a greater increase in its NAV. If the bonds the Fund acquired through leverage decline in value, the Fund will experience a correspondingly larger decline in its NAV. This will make the Fund’s NAV more volatile, and its total return performance more variable over time. In addition, income in levered funds will typically decrease in

Portfolio Managers’ Comments
(continued)
8
comparison to unlevered funds when short-term interest rates increase. Income in levered funds will typically increase when short-
term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term tax-exempt interest rates. While fund leverage expenses are somewhat higher than their all-time lows after the 2007-2009 financial crisis, leverage nevertheless continues to provide the opportunity for incremental income. Management believes that the potential benefits from leverage continue to outweigh the associated increase in risk and volatility previously described. As of March 31, 2022, the effective leverage was 26.37%, which is within our expected range. The Fund’s leverage is regularly monitored. The Fund’s use of leverage through inverse floating rate securities (sometimes referred to as tender option bond financing) had a negative impact on the performance of the Fund during this reporting period.
Nuveen Short Duration High Yield Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2022?
The Fund seeks high current income exempt from regular federal income taxes by investing in municipal bonds, a substantial portion of which may be rated below investment grade, while maintaining a weighted average effective portfolio duration of less than 4.5 years. The Fund may opportunistically employ leverage through the use of inverse floating rate securities (sometimes referred to as tender option bond financing).
During the first nine months of the reporting period, the Fund received substantial new investment inflows. With these proceeds, the Fund invested in non-rated and below investment grade bonds, selectively pursuing distressed investment opportunities among issuers with improving credit quality. When municipal bond market conditions deteriorated in the first quarter of 2022, the Fund invested in market areas deemed to be oversold, such as tobacco securitization debt. The municipal investment team found value in restructured Puerto Rico general obligation bonds, because of their improved credit quality and pricing.
How did the Fund perform during the twelve-month reporting period ended March 31, 2022?
The Class A Shares of the Nuveen Short Duration High Yield Municipal Bond Fund outperformed the S&P Municipal Short Duration
Yield Index for the twelve-month reporting period ended March 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Short Duration Yield Index.
The Fund’s credit quality allocation, especially overweights to non-rated and below investment grade bonds, and individual security selection, drove the positive relative performance over the reporting period. Despite sharply rising interest rates, municipal credit fundamentals remained generally strong, lifting multiple fund holdings. The Fund’s top individual contributor was a strong performing equity position in Energy Harbor. The Fund received these securities in 2020 as part of the bankruptcy restructuring of
Energy Harbor’s predecessor company, FirstEnergy Solutions. Energy Harbor’s shares rose meaningfully during the reporting period given strong demand for energy generation as the economy reopened. The Fund also benefited from an investment in bonds issued for The Buckingham, a distressed Houston senior living community that declared bankruptcy in mid-2021 amid the COVID-19 crisis.
As the issuer’s credit quality improved, its bonds gained sharply in value. Also contributing to the Fund’s relative performance was an overweight to Brightline bonds, which continued their recovery during the reporting period as customer usage of this Florida rail project resumed its growth trajectory. Other holdings that contributed to the Fund’s relative performance included several Puerto
Rico-affiliated issues, including the territory’s general obligation debt and Puerto Rico Electric Power Authority (PREPA) bonds.
Partially offsetting the Fund’s outperformance were relative overweights to bonds issued by several proton cancer treatment facilities. These bonds lagged as the issuers continued to experience financial distress from the COVID-19 crisis. An overweight to bonds from independent power producer Talen Energy, which were under technical selling pressure from alternative-investment managers, also detracted from performance.
The Fund managed the duration of its portfolio by shorting interest rate futures contracts. The interest rate futures had a positive impact on performance during the reporting period. At various times during the period, the Fund used credit default swap contracts to take on credit risk to certain credits and earn a commensurate credit spread. The swaps had a negligible impact on performance during the reporting period.

9
Nuveen Strategic Municipal Opportunities Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2022?
The Fund is managed using a research-driven strategy that seeks attractive total return and tax-exempt income by capitalizing on opportunities as markets change, with the ability to invest across any credit quality or maturity.
During the first nine months of the reporting period, the Fund sought attractively valued, longer-maturity bonds meeting its credit criteria. Later in 2021 and in the first three months of 2022, the portfolio management team actively hedged the portfolio’s duration
(interest rate sensitivity). During this period, the investment team’s conviction that the Fed would aggressively raise short term interest rates increased, and the team favored credit as a means to generate total return. Over the reporting period, the Fund reduced its exposure to taxable municipal bonds, which had earlier been added to the Fund because of the strong relative value at the time of purchase. By the end of the reporting period, the Fund was seeking opportunities to further reduce this exposure.
During the first quarter of 2022, the Fund engaged in tax-loss swaps. This entailed selling bonds at lower prices and using the proceeds to purchase comparable securities at better yields, while simultaneously generating a tax loss that can be applied against future gains.
How did the Fund perform during the twelve-month reporting period ended March 31, 2022?
The Class A Shares of the Nuveen Strategic Municipal Opportunities Fund outperformed the S&P Municipal Bond Index for the twelve-month reporting period ended March 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Index.
Favorable security selection drove the Fund’s positive relative performance, led by a strong performing equity position in electric utility Energy Harbor. The Fund originally acquired these securities as part of the 2020 bankruptcy restructuring of Energy Harbor’s predecessor company, FirstEnergy Solutions. Energy Harbor’s shares rose meaningfully during the reporting period given strong demand for energy generation as the economy reopened. Another notable positive relative contributor was the Fund’s overweight to Brightline, a Florida rail project that continued to benefit from growing ridership. Other notable drivers of favorable relative performance included an overweight to Puerto Rico general obligation bonds, which benefited along with the restructuring of the debt of this U.S. territory. The Fund also benefited from overweighting the health care, charter schools, ports and dedicated-tax sectors.
The Fund’s positive relative performance was partially offset by the Fund’s longer-than-benchmark duration positioning in an environment of rising interest rates. The Fund’s relative performance was also hampered by its overweight to corporate-backed industrial development revenue bonds and tobacco securitization debt, as both categories were relative underperformers during the reporting period.
The Fund managed the duration of its portfolio by shorting interest rate futures contracts. The interest rate futures had a positive impact on performance during the reporting period. At various times during the period, the Fund used credit default swap contracts to purchase credit protection on certain credits, or to take on credit risk on other credits and earn a commensurate credit spread.
The swaps had a negligible impact on performance during the reporting period.

Portfolio Managers’ Comments
(continued)
10
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard &
Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings;
BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations and Dividend
Information
11
Risk Considerations
Nuveen High Yield Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due.
The Fund concentrates in non-investment grade and unrated bonds with long maturities and durations which carry heightened credit risk, liquidity risk, and potential for default. In addition, the Fund oftentimes engages in a significant amount of portfolio leverage and in doing so, assumes a high level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
The Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share net asset value (NAV), market price, distributions and returns. There is no assurance that the Fund’s leveraging strategy will be successful.
Nuveen Short Duration High Yield Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due.
The Fund concentrates in non-investment grade and unrated bonds with long maturities and durations which carry heightened credit risk, liquidity risk, and potential for default. In addition, the Fund oftentimes engages in a significant amount of portfolio leverage and in doing so, assumes a high level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
The Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share net asset value (NAV), market price, distributions and returns. There is no assurance that the Fund’s leveraging strategy will be successful.
Nuveen Strategic Municipal Opportunities Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The use of derivatives involves substantial financial risks and transaction costs. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. The Fund periodically engages in a significant amount of portfolio leverage and in doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk. These and other risk considerations, such as alternative minimum tax, call, defaulted bond, income, municipal bond market liquidity, municipal lease obligations, other investment companies, political and economic, tax, and zero coupon bonds risks, are described in detail in the Fund’s prospectus.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

12
Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries
The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results.
Investment returns and principal value will
fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of a
Fund’s effective leverage ratio.
Holding Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s
Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B,
CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen High Yield Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
March 31, 2022
13
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Re-
port for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $500,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase (effective March 1, 2021, eight years after purchase). Returns for periods longer than eight years for Class C and C2 reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. All outstanding
Class C2 Shares will be converted to Class A Shares after the close of business on June 4, 2021. Class R6 Shares have no sales charge and are available only to certain limited categories as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of March 31, 2022
Total Returns as of
March 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 6/07/99 (0.79)% 5.31% 6.11% 0.96%
Class A Shares at maximum Offering Price 6/07/99 (4.94)% 4.41% 5.66% —
S&P Municipal Yield Index — (2.49)% 4.71% 5.20% —
Lipper High Yield Municipal Debt Funds Classification Average — (2.80)% 3.54% 4.18% —
Class I Shares 6/07/99 (0.59)% 5.52% 6.33% 0.76%
Total Returns as of
March 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (1.59)% 4.48% 5.26% 1.76%
Class R6 Shares 6/30/16 (0.56)% 5.57% 4.31% 0.73%
Effective Leverage Ratio 26.37%

14
Growth of an Assumed $10,000 Investment as of March 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

15
Holdings Summaries as of March 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 122 .0%
Common Stocks 5 .7%
Corporate Bonds 0 .6%
Variable Rate Senior Loan
Interests 0 .0%
Investments Purchased with
Collateral from Securities
Lending 0 .1%
Repurchase Agreements 2 .2%
Other Assets Less Liabilities 1.0%
Net Assets Plus Floating Rate
Obligations 131 .6%
Floating Rate Obligations (31.6)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 2.7%
AAA 0.1%
AA 15.9%
A 13.5%
BBB 6.9%
BB or Lower 12.9%
N/R (not rated) 43.7%
N/A (not applicable) 4.3%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 25.0%
Health Care 13.2%
Transportation 12.9%
Education and Civic
Organizations 9.5%
Tax Obligation/General 8.1%
Utilities 7.3%
Industrials 4.9%
Other 12.5%
Common Stocks 4.4%
Corporate Bonds 0.4%
Variable Rate Senior Loan
Interests 0.0%
Investments Purchased with
Collateral from Securities
Lending 0.1%
Repurchase Agreements 1.7%
Total 100%
States and Territories
1
(% of total municipal bonds)
California 14.5%
Florida 11.7%
New York 9.8%
Illinois 8.7%
Colorado 7.7%
Puerto Rico 7.0%
Wisconsin 4.9%
Texas 4.0%
Ohio 3.1%
Arizona 2.5%
Pennsylvania 1.9%
New Jersey 1.9%
District of Columbia 1.6%
Virginia 1.5%
Maryland 1.4%
Other 17.8%
Total 100%
1 See Portfolio of Investments for the remaining states comprising "Other" and not listed in the States and Territories above.

16
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
March 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Re-
port for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Short Duration Municipal Yield Index.
** Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C have a 1% CDSC for redemptions within less than twelve months, which is not reflect-
ed in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A
Shares within such periods.  Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors
Effective Leverage Ratio as of March 31, 2022
Growth of an Assumed $10,000 Investment as of March 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.
Total Returns as of
March 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class A Shares at NAV 2/01/13 0.62% 3.99% 3.56% 0.81%
Class A Shares at maximum Offering Price 2/01/13 (1.90)% 3.47% 3.28% —
S&P Short Duration Municipal Yield Index — (1.38)% 3.79% 3.52% —
Lipper High Yield Municipal Debt Funds Classification Average — (2.80)% 3.54% 3.52% —
Class C Shares 2/10/14 (0.18)% 3.17% 3.18% 1.61%
Class I Shares 2/01/13 0.83% 4.20% 3.77% 0.61%
Effective Leverage Ratio 2.78%

17
Holdings Summaries as of March 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 95 .6%
Common Stocks 4 .6%
Corporate Bonds 0 .4%
Exchange-Traded Funds 0 .3%
Variable Rate Senior Loan
Interests 0 .0%
Investments Purchased with
Collateral from Securities
Lending 0 .1%
Repurchase Agreements 1 .2%
Other Assets Less Liabilities 0.1%
Net Assets Plus Floating Rate
Obligations 102 .3%
Floating Rate Obligations (2.3)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.1%
AAA 0.1%
AA 1.4%
A 5.8%
BBB 10.6%
BB or Lower 18.0%
N/R (not rated) 58.5%
N/A (not applicable) 4.5%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 24.3%
Tax Obligation/General 12.3%
Utilities 10.6%
Transportation 10.1%
Education and Civic
Organizations 8.8%
Industrials 6.6%
Long-Term Care 6.5%
Other 14.6%
Corporate Bonds 0.4%
Common Stocks 4.5%
Variable Rate Senior Loan
Interests 0.0%
Investments Purchased with
Collateral from Securities
Lending 0.1%
Repurchase Agreements 1.2%
Total 100%
States and Territories
1
(% of total municipal bonds)
Florida 15.2%
Puerto Rico 14.3%
Illinois 7.9%
California 7.6%
Texas 6.9%
New York 5.5%
Colorado 4.9%
Pennsylvania 4.8%
Wisconsin 4.3%
Arizona 3.0%
New Jersey 2.0%
Ohio 1.8%
Michigan 1.7%
Alabama 1.7%
Georgia 1.4%
Other 17.0%
Total 100%
1 See Portfolio of Investments for the remaining states comprising "Other" and not listed in the States and Territories above.

18
Nuveen Strategic Municipal Opportunities Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
March 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Re-
port for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
** Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of March 31, 2022
Growth of an Assumed $10,000 Investment as of March 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.
Total Returns as of
March 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class A Shares at NAV 12/16/14 (3.20)% 4.72% 4.15% 0.80%
Class A Shares at maximum Offering Price 12/16/14 (6.10)% 4.09% 3.72% —
S&P Municipal Bond Index — (3.61)% 2.57% 2.51% —
Lipper General & Insured Municipal Debt Funds Classification
Average — (4.30)% 2.47% 2.33% —
Class C Shares 12/16/14 (4.00)% 3.89% 3.32% 1.60%
Class I Shares 12/16/14 (3.00)% 4.95% 4.36% 0.60%
Effective Leverage Ratio 3.18%

19
Holdings Summaries as of March 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 98 .2%
Common Stocks 1 .4%
Corporate Bonds 0 .1%
Variable Rate Senior Loan
Interests 0 .0%
Other Assets Less Liabilities 3.6%
Net Assets Plus Floating Rate
Obligations 103 .3%
Floating Rate Obligations (3.3)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.2%
AAA 0.6%
AA 11.5%
A 17.6%
BBB 11.5%
BB or Lower 9.5%
N/R (not rated) 47.7%
N/A (not applicable) 1.4%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 27.4%
Transportation 16.3%
Health Care 12.8%
Tax Obligation/General 10.4%
Utilities 9.4%
Education and Civic
Organizations 9.2%
Industrials 6.4%
Other 6.6%
Common Stocks 1.4%
Corporate Bonds 0.1%
Variable Rate Senior Loan
Interests 0.0%
Total 100%
States and Territories
1
(% of total municipal bonds)
New York 16.5%
Florida 11.3%
California 10.8%
Colorado 8.2%
Illinois 5.8%
Texas 5.2%
Puerto Rico 4.0%
Pennsylvania 3.8%
Wisconsin 2.4%
Ohio 2.2%
Arizona 2.1%
New Jersey 2.0%
Virginia 2.0%
Alabama 2.0%
Louisiana 1.9%
Other 19.8%
Total 100%
1 See Portfolio of Investments for the remaining states comprising "Other" and not listed in the States and Territories above.

20
Yields
as of March 31, 2022
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen High Yield Municipal Bond Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 4.55% 3.87% 4.99% 4.96%
SEC 30-Day Yield 4.00% 3.37% 4.42% 4.37%
Taxable-Equivalent Yield (40.8%)
2
6.49% 5.47% 7.17% 7.09%
Nuveen Short Duration High Yield Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.79% 2.03% 3.10%
SEC 30-Day Yield 2.89% 2.16% 3.16%
Taxable-Equivalent Yield (40.8%)
2
4.67% 3.49% 5.10%
Nuveen Strategic Municipal Opportunities Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.44% 1.62% 2.73%
SEC 30-Day Yield 2.73% 2.01% 3.02%
Taxable-Equivalent Yield (40.8%)
2
4.41% 3.24% 4.87%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate shown in the respective table above.

Expense
Examples
21
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended March 31, 2022.
The beginning of the period is October 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen High Yield Municipal Bond Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $947.17 $943.69 $948.33 $948.12
Expenses Incurred During the Period $3.59 $7.41 $2.57 $2.67
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.24 $1,017.30 $1,022.29 $1,022.19
Expenses Incurred During the Period $3.73 $7.70 $2.67 $2.77
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.74%, 1.53%, 0.53% and 0.55% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
Nuveen Short Duration High Yield Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $969.39 $965.53 $970.56
Expenses Incurred During the Period $3.98 $7.74 $3.00
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.89 $1,017.05 $1,021.89
Expenses Incurred During the Period $4.08 $7.95 $3.07
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.81%, 1.58% and 0.61% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Expense Examples
(continued)
22
Nuveen Strategic Municipal Opportunities Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $941.67 $937.66 $942.72
Expenses Incurred During the Period $3.78 $7.58 $2.86
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.04 $1,017.10 $1,021.99
Expenses Incurred During the Period $3.93 $7.90 $2.97
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.57% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm
23
To the Board of Trustees of Nuveen Municipal Trust and Shareholders of Nuveen High Yield
Municipal Bond Fund, Nuveen Short Duration High Yield Municipal Bond Fund and Nuveen
Strategic Municipal Opportunities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen High Yield Municipal Bond Fund, Nuveen Short Duration High Yield Municipal Bond Fund and Nuveen
Strategic Municipal Opportunities Fund (three of the Funds constituting Nuveen Municipal Trust, hereafter collectively referred to as the "Funds") as of March 31, 2022, the related statements of operations for the year ended March 31,
2022, the statement of cash flows for Nuveen High Yield Municipal Bond Fund for the year ended March 31, 2022, the statements of changes in net assets for each of the two years in the period ended March 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2022, the results of each of their operations for the year then ended, the cash flows of Nuveen High Yield Municipal Bond Fund for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2022 and each of the financial highlights for each of the five years in the period ended March 31, 2022 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewatehouseCoopers LLP
Chicago, Illinois
May 27, 2022
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

24
Nuveen High Yield Municipal Bond Fund
Portfolio of Investments March 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 128.3%
MUNICIPAL BONDS - 122.0%
Alabama - 1.4%
$ 2,918 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal
Revenue Bonds, Big Sky Environmental LLC Project, Refunding Taxable
Series 2017C, 1.000%, 9/01/37, 144A (4)
5/22 at 100.00 N/R $ 29
16,000 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal
Revenue Bonds, Big Sky Environmental LLC Project, Series 2017A,
6.750%, 9/01/37, 144A (4)
9/27 at 100.00 N/R 11,200,000
3,397 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal
Revenue Bonds, Big Sky Environmental LLC Project, Taxable Series
2017B, 6.750%, 9/01/37, 144A (4)
9/27 at 100.00 N/R 2,378,353
10,000 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 N/R 10,559,100
Birmingham Special Care Facilities Financing Authority,
Alabama, Revenue Bonds, Methodist Home for the Aging,
Refunding Series 2015-1:
1,350 5.750%, 6/01/35 6/26 at 100.00 N/R 1,380,874
2,500 5.750%, 6/01/45 6/26 at 100.00 N/R 2,541,275
Homewood Educational Building Authority, Alabama,
Educational Facilities Revenue Bonds, Samford University,
Series 2019A:
2,750 4.000%, 12/01/41 12/29 at 100.00 A3 2,893,320
4,220 4.000%, 12/01/49, (UB) (5) 12/29 at 100.00 A3 4,388,041
2,095 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call B- 2,486,556
98,400 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B- 109,519,200
5,000 Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B,
3.000%, 6/01/50 - AGM Insured, (UB) (5)
6/30 at 100.00 A1 4,348,300
Jefferson County, Alabama, Sewer Revenue Warrants,
Capital Appreciation Subordinate Lien Series 2013F:
2,400 0.000%, 10/01/46 (6) 10/23 at 105.00 BB 2,445,816
5,000 0.000%, 10/01/50 (6) 10/23 at 105.00 BB 5,094,750
Jefferson County, Alabama, Sewer Revenue Warrants,
Senior Lien Series 2013C:
16,370 0.000%, 10/01/38 - AGM Insured (6) 10/23 at 105.00 BB+ 16,711,969
5,000 0.000%, 10/01/42 - AGM Insured (6) 10/23 at 105.00 BB+ 5,104,550
2,520 0.000%, 10/01/46 - AGM Insured (6) 10/23 at 105.00 BB+ 2,571,156
10,000 0.000%, 10/01/50 - AGM Insured (6) 10/23 at 105.00 BB+ 10,200,000
17,800 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.000%, 10/01/42
10/23 at 105.00 BB 19,707,448
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013E, 0.000%, 10/01/35
10/23 at 41.20 BB 397,010
1,250 MidCity Improvement District, Alabama, Special Assessment Revenue
Bonds, Series 2022, 4.750%, 11/01/49
11/32 at 100.00 N/R 1,106,412
32,835 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R 34,249,532

25
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alabama (continued)
Talladega, Alabama, Water and Sewer Revenue Warrants,
Series 2021A:
$ 2,000 3.000%, 9/01/46 - AGM Insured, (UB) (5) 9/31 at 100.00 AA $ 1,775,420
3,000 3.000%, 9/01/51 - AGM Insured, (UB) (5) 9/31 at 100.00 AA 2,602,230
23,605 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R 24,249,180
15,610 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2019B,
4.000%, 9/01/48, (UB) (5)
9/29 at 100.00 AA- 16,720,652
287,020 Total Alabama 294,631,173
Arizona - 3.0%
6,360 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R 6,850,801
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017A:
1,670 5.125%, 7/01/37, 144A 7/26 at 100.00 BB 1,790,307
2,000 5.250%, 7/01/47, 144A 7/26 at 100.00 BB 2,133,480
1,885 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/51, 144A
7/27 at 100.00 BB 2,001,606
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Franklin Phonetic
Charter School Project, Refunding Series 2017:
580 5.500%, 7/01/37, 144A 7/27 at 100.00 N/R 595,057
1,390 5.750%, 7/01/47, 144A 7/27 at 100.00 N/R 1,421,358
1,505 5.875%, 7/01/52, 144A 7/27 at 100.00 N/R 1,544,010
2,000 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Leman Academy of Excellence ? East Tucson & Central
Tucson Projects, Series 2019A, 5.000%, 7/01/54, 144A
7/24 at 101.00 N/R 2,031,900
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Montessori Academy
Projects, Refunding Series 2017A:
700 6.000%, 11/01/37, 144A 11/27 at 100.00 N/R 676,613
3,850 6.250%, 11/01/50, 144A 11/27 at 100.00 N/R 3,630,473
1,545 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 5.000%, 3/01/37, 144A
9/27 at 100.00 BB+ 1,655,869
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2017B:
1,280 5.125%, 7/01/47, 144A 7/27 at 100.00 BB 1,340,621
565 5.250%, 7/01/51, 144A 7/27 at 100.00 BB 593,696
1,340 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Ball Charter Schools Project, Series 2022, 4.000%, 7/01/51
7/31 at 100.00 N/R 1,347,182
15,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series 2021B,
5.000%, 7/01/51, 144A
7/28 at 103.00 N/R 12,787,350
15,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R 13,259,700

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
26
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 3,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021C, 6.000%, 7/01/29, 144A
No Opt. Call N/R $ 2,867,820
5,440 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Leman Academy of Excellence - Parker Colorado Campus
Project, Series 2019A, 5.000%, 7/01/49, 144A
7/24 at 101.00 N/R 5,491,245
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Leman Academy of Excellence
Projects, Series 2017A:
1,500 5.000%, 7/01/37, 144A 7/22 at 101.00 N/R 1,517,550
3,555 5.250%, 7/01/47, 144A 7/22 at 101.00 N/R 3,595,918
3,945 5.250%, 7/01/52, 144A 7/22 at 101.00 N/R 3,989,934
3,260 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Mountain Vista Campus Project,
Series 2018A, 5.500%, 12/15/48, 144A
12/26 at 100.00 BB 3,483,114
3,150 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada ? Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/48, 144A
7/26 at 100.00 BB+ 3,408,457
20,060 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada ? Sloan Canyon Campus Project,
Series 2020A-2, 6.150%, 9/15/53, 144A
9/23 at 105.00 BB+ 21,745,040
6,145 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus Project,
Series 2020A-2, 6.000%, 9/15/38, 144A
9/23 at 105.00 BB+ 6,681,581
1,400 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds ? Pensar Academy Project, Series 2020, 5.000%,
7/01/45, 144A
7/28 at 100.00 BB- 1,420,118
38,925 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group - Falcon Properties LLC, Project, Senior Series 2022A-1,
4.150%, 12/01/57, 144A
12/31 at 100.00 N/R 32,610,586
37,730 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group - Falcon Properties LLC, Project, Subordinate Series
2022B, 5.750%, 12/15/57, 144A
12/31 at 100.00 N/R 32,669,275
11,260 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50, 144A
6/28 at 100.00 N/R 12,113,958
10,010 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 3.000%, 2/01/45, (UB) (5)
2/30 at 100.00 A 8,832,424
22,350 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 N/R 19,317,775
9,573 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (4)
7/27 at 100.00 N/R 7,371,262
2,000 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding
Series 2020, 5.500%, 7/01/40, 144A
7/28 at 100.00 N/R 1,917,600
Eastmark Community Facilities District 1, Mesa, Arizona,
General Obligation Bonds, Series 2014:
655 5.000%, 7/15/29, 144A 7/24 at 100.00 N/R 687,874
650 5.000%, 7/15/33, 144A 7/24 at 100.00 N/R 683,800
750 5.000%, 7/15/38, 144A 7/24 at 100.00 N/R 788,318
1,056 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%,
7/01/39, 144A
7/24 at 100.00 N/R 1,075,188

27
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 2,055 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Montecito Assessment District 2,
Series 2015, 5.000%, 7/01/39, 144A
7/25 at 100.00 N/R $ 2,075,386
3,250 Florence Town Inc., Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional School Project - Queen Creek and
Casa Grande Campuses, Series 2013, 6.000%, 7/01/43, (Pre-refunded
7/01/23)
7/23 at 100.00 Ba2 (7) 3,416,140
7,700 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50, 144A
1/30 at 100.00 N/R 7,430,500
2,685 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020,
5.500%, 10/01/51, 144A
10/27 at 103.00 N/R 2,903,505
17,465 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 3.000%, 9/01/51, (UB) (5)
3/31 at 100.00 A2 14,991,083
14,335 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017A, 4.000%, 1/01/41, (UB) (5)
1/28 at 100.00 AA- 15,057,484
17,830 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017D, 3.000%, 1/01/48, (UB) (5)
7/30 at 100.00 AA- 15,583,955
23,575 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2019E, 3.000%, 1/01/49, (UB) (5)
7/30 at 100.00 AA- 20,512,608
9,730 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Demand Series 2019F, 3.000%,
1/01/49, (UB) (5)
7/30 at 100.00 AA- 8,466,073
345 Parkway Community Facilities District 1, Prescott Valley, Arizona, General
Obligation Bonds, Series 2006, 5.300%, 7/15/25
5/22 at 100.00 N/R 322,596
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B:
5,500 4.000%, 7/01/44, (AMT) 7/29 at 100.00 A 5,664,124
11,710 5.000%, 7/01/44, (AMT) 7/29 at 100.00 A 12,943,694
11,655 5.000%, 7/01/49, (AMT) 7/29 at 100.00 A 12,807,710
12,555 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Refunding Junior Lien Series 2017D, 4.000%, 7/01/40, (UB) (5)
7/27 at 100.00 A 13,086,830
3,130 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/46, 144A
7/25 at 100.00 BB 3,269,598
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Legacy Traditional
Schools Project, Series 2014A:
3,000 6.500%, 7/01/34, 144A 7/24 at 100.00 Ba2 3,280,500
10,000 6.750%, 7/01/44, 144A 7/24 at 100.00 Ba2 10,931,800
4,650 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015,
5.000%, 7/01/45, 144A
7/25 at 100.00 Ba2 4,828,467
5,000 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A,
5.000%, 7/01/46, 144A
7/26 at 100.00 Ba2 5,226,700
530 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Leman Academy of Excellence - Oro Valley Project,
Series 2019A, 5.000%, 7/01/54, 144A
7/22 at 101.00 N/R 534,653

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
28
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Phoenix Industrial Development Authority, Arizona, Lease
Revenue Bonds, Guam Facilities Foundation, Inc. Project,
Series 2014:
$ 21,375 5.000%, 2/01/29 2/24 at 100.00 B+ $ 21,407,276
18,375 5.125%, 2/01/34 2/24 at 100.00 B+ 18,453,278
22,835 5.375%, 2/01/41 2/24 at 100.00 B+ 23,057,641
Phoenix Industrial Development Authority, Arizona, Lease
Revenue Bonds, Rowan University Project, Series 2012:
5,000 5.000%, 6/01/42, (UB) (5) 6/22 at 100.00 A3 5,024,350
Phoenix Industrial Development Authority, Arizona, Lease
Revenue Bonds, Rowan University Project, Tender Option
Bond Trust 2016-XF2337:
775 16.167%, 6/01/42, 144A, (IF) 6/22 at 100.00 A3 790,074
975 16.172%, 6/01/42, 144A, (IF) (5) 6/22 at 100.00 A3 993,974
1,500 16.191%, 6/01/42, 144A, (IF) (5) 6/22 at 100.00 A3 1,529,220
1,265 16.191%, 6/01/42, 144A, (IF) (5) 6/22 at 100.00 A3 1,289,642
375 16.191%, 6/01/42, 144A, (IF) (5) 6/22 at 100.00 A3 382,305
2,080 17.138%, 6/01/42, 144A, (IF) (5) 6/22 at 100.00 A3 2,125,822
9,210 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series
2016, 5.400%, 10/01/36
10/25 at 101.00 N/R 8,479,002
6,325 Phoenix Industrial Development Authority, Arizona, Multifamily Housing
Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series
2016A, 5.125%, 7/01/36
7/24 at 101.00 N/R 5,665,239
3,760 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010,
6.625%, 4/01/40
5/22 at 100.00 N/R 3,711,421
Pima County Industrial Development Authority, Arizona,
Charter School Revenue Bonds, Desert Heights Charter
School, Series 2014:
1,000 7.000%, 5/01/34 5/24 at 100.00 N/R 1,056,460
1,800 7.250%, 5/01/44 5/24 at 100.00 N/R 1,900,584
1,650 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, American Leadership Academy Project, Series 2019,
5.000%, 6/15/52, 144A
6/25 at 100.00 N/R 1,678,132
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools
Project, Series 2017:
2,870 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R 2,713,872
4,865 6.125%, 6/15/47, 144A 6/26 at 100.00 N/R 4,487,476
5,120 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020,
5.000%, 7/01/55, 144A
7/26 at 103.00 N/R 5,173,094
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016:
3,445 5.250%, 7/01/36 7/26 at 100.00 BB- 3,571,673
5,700 5.375%, 7/01/46 7/26 at 100.00 BB- 5,867,694
6,830 5.500%, 7/01/51 7/26 at 100.00 BB- 7,015,776
13,805 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%,
7/01/51, 144A
7/26 at 103.00 N/R 14,789,297
1,465 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Imagine East Mesa Charter Schools Project, Series
2019, 5.000%, 7/01/49, 144A
7/26 at 100.00 N/R 1,481,613

29
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, LEAD Charter School
Project, Series 2014:
$ 1,860 6.750%, 3/01/34 3/24 at 100.00 N/R $ 1,910,257
4,990 8.750%, 3/01/44 3/24 at 100.00 N/R 5,282,364
8,790 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2014A,
9.000%, 2/01/44
2/24 at 100.00 N/R 9,506,737
2,660 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2016,
6.500%, 2/01/48, 144A
2/24 at 100.00 N/R 2,739,295
11,315 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2017,
6.750%, 2/01/50, 144A
2/28 at 100.00 N/R 12,262,292
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020:
1,405 5.000%, 6/15/35, 144A 6/28 at 100.00 N/R 1,388,856
5,115 5.250%, 6/15/50, 144A 6/28 at 100.00 N/R 4,904,109
2,000 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020-1,
5.000%, 6/15/50, 144A
6/28 at 100.00 N/R 1,987,860
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019:
685 5.125%, 7/01/39 7/25 at 100.00 N/R 692,172
1,050 5.250%, 7/01/49 7/25 at 100.00 N/R 1,056,741
5,770 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools, Mesa Project, Series 2015A,
5.000%, 12/15/34, 144A
6/25 at 100.00 BB 6,008,012
15,180 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 3.000%, 4/01/51, (UB) (5)
4/31 at 100.00 A 13,262,766
10,530 Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal
Econmic Development Bonds, Series 2012A, 9.750%, 5/01/25
5/22 at 100.00 N/R 10,712,485
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
60 5.250%, 12/01/22 No Opt. Call BBB+ 61,299
80 5.250%, 12/01/28 No Opt. Call BBB+ 91,155
21,530 5.500%, 12/01/37, 144A No Opt. Call Ba3 26,592,564
16,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 0.000%, 10/01/56 (6)
10/29 at 103.00 N/R 11,056,800
Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A:
2,140 6.000%, 10/01/37, 144A 10/27 at 100.00 N/R 2,217,767
2,665 6.125%, 10/01/47, 144A 10/27 at 100.00 N/R 2,742,951
3,085 6.125%, 10/01/52, 144A 10/27 at 100.00 N/R 3,167,956
4,340 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Series 2012, 5.125%, 3/01/42, 144A
9/22 at 100.00 BB+ 4,368,601
1,185 Yuma County Industrial Development Authority, Arizona, Exempt Revenue
Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%,
12/01/37, (AMT)
6/22 at 100.00 N/R 1,063,976
674,619 Total Arizona 654,984,196

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
30
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arkansas - 0.4%
$ 63,445 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 B- $ 64,689,791
20,420 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 B- 21,224,548
10,000 Fayetteville School District 1, Washington County, Arkansas, General
Obligation Bonds, Refunding & School Construction Series 2020,
3.000%, 6/01/50, (UB) (5)
6/25 at 100.00 Aa2 9,976,200
93,865 Total Arkansas 95,890,539
California - 17.5%
Allan Hancock Joint Community College District, California,
General Obligation Bonds, Election 2006 Series 2012C:
10,000 0.000%, 8/01/44, (UB) (5) 8/38 at 100.00 AA 7,691,500
10,000 0.000%, 8/01/47, (UB) (5) 8/40 at 100.00 AA 7,834,400
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series 1997C:
5,500 0.000%, 9/01/34 - AGM Insured No Opt. Call A2 3,725,755
1,985 0.000%, 9/01/35 - AGM Insured No Opt. Call AA 1,293,704
2,325 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA (7) 1,578,605
Antelope Valley Healthcare District, California, Revenue
Bonds, Series 2016A:
300 5.250%, 3/01/36 3/26 at 100.00 Ba3 320,994
9,075 5.000%, 3/01/41 3/26 at 100.00 Ba3 9,559,060
10,900 5.000%, 3/01/46 3/26 at 100.00 Ba3 11,438,133
3,415 Antioch Unified School District, Contra Costa County, California, General
Obligation Bonds, School Facilities Improvement District 1, Tender
Option Bond Trust 2016-XG0071, 16.357%, 8/01/47, 144A, (IF) (5)
8/23 at 100.00 A+ 3,915,058
Bakersfield City School District, Kern County, California,
General Obligation Bonds, Election 2016 Series 2017A:
4,890 4.000%, 11/01/42, (UB) (5) 11/26 at 100.00 A+ 5,054,793
3,750 4.000%, 11/01/46, (UB) (5) 11/26 at 100.00 A+ 3,857,025
Bakersfield City School District, Kern County, California,
General Obligation Bonds, Series 2012C:
1,700 0.000%, 5/01/42 (6) 5/40 at 100.00 A+ 1,393,915
4,480 0.000%, 5/01/47 (6) 5/40 at 100.00 A+ 3,614,778
4,210 Banning Unified School District, Riverside County, California, General
Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46 - AGM
Insured, (UB) (5)
8/27 at 100.00 AA 4,377,853
Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Subordinate Fixed Rate
Series 2017S-7:
13,000 4.000%, 4/01/47, (UB) (5) 4/27 at 100.00 A1 13,676,910
1,000 4.000%, 4/01/49, (UB) (5) 4/27 at 100.00 A1 1,050,650
19,315 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Series 2014S-6, 5.000%, 10/01/54, (Pre-
refunded 10/01/24), (UB) (5)
10/24 at 100.00 A1 (7) 20,767,488
7,465 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54, (UB) (5)
10/29 at 100.00 A1 6,699,912
1,000 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 20 Series 2012B, 5.950%, 9/01/35, (Pre-refunded
9/01/22)
9/22 at 100.00 N/R (7) 1,019,360
1,950 Blythe Redevelopment Agency, California, Tax Allocation Bonds,
Redevelopment Project 1, Series 2011, 9.750%, 5/01/38
5/22 at 100.00 N/R 1,959,360

31
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 7,205 Cabrillo Unified School District, San Mateo County, California, General
Obligation Bonds, Series 2017C, 4.000%, 8/01/46, (UB) (5)
8/26 at 100.00 AA- $ 7,636,363
4,155 Calexico Unified School District, Imperial County, California, General
Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/46 - AGM
Insured, (UB) (5)
8/27 at 100.00 AA 4,320,660
9,985 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 8,800,080
3,965 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Ester Apartments, Series 2021A-2, 4.000%, 2/01/43,
144A
8/31 at 100.00 N/R 3,588,880
4,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series 2021A-
2, 4.000%, 8/01/51, 144A
8/32 at 100.00 N/R 3,271,160
1,925 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Junior Lien Series 2021A-2,
4.000%, 8/01/46, 144A
8/31 at 100.00 N/R 1,667,647
14,080 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 12,142,029
3,335 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-1, 3.000%, 2/01/57, 144A
8/32 at 100.00 N/R 2,469,567
10,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 N/R 8,575,350
24,625 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R 21,604,990
5,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 4,028,350
10,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Fresno County Tobacco Funding Corporation,
Subordinate Turbo Capital Series 2006A, 0.000%, 6/01/46
4/22 at 21.38 N/R 2,133,400
14,700 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 0.000%, 6/01/57
4/22 at 13.66 N/R 2,003,610
27,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R 4,924,260
70,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Series 2006A, 0.000%, 6/01/46
4/22 at 25.48 N/R 17,798,200
28,600 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Subordinate Turbo Capital Appreciation Series 2006B, 0.000%, 6/01/46
4/22 at 24.74 N/R 7,062,198
8,325 California County Tobacco Securitization Agency, Tobacco Settlement
Bonds, Gold Country Settlement Funding Corporation, Subpordinate
Series 2020B-2, 0.000%, 6/01/55
12/30 at 36.29 N/R 1,764,401
2,500 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 N/R 1,979,025
34,360 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 N/R 34,414,976

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
32
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,665 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 4.000%, 8/15/40, (Pre-refunded
8/15/25), (UB)
8/25 at 100.00 A (7) $ 7,092,093
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
11,530 4.000%, 11/15/41, (UB) (5) 11/26 at 100.00 A 12,244,860
22,820 5.000%, 11/15/46, (Pre-refunded 11/15/26), (UB) (5) 11/26 at 100.00 N/R (7) 25,691,897
33,090 5.000%, 11/15/46, (UB) (5) 11/26 at 100.00 A 36,712,693
27,515 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48, (UB) (5)
11/27 at 100.00 A 29,241,291
24,760 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A, 4.000%, 11/15/42, (UB) (5)
11/27 at 100.00 A 26,569,956
6,435 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Refunding Series 2016A, 4.000%, 3/01/39, (UB) (5)
3/26 at 100.00 A 6,741,821
California Health Facilities Financing Authority, Revenue
Bonds, Cedars-Sinai Health System, Series 2021A:
35,000 4.000%, 8/15/48, (UB) (5) 8/31 at 100.00 N/R 37,265,200
22,125 3.000%, 8/15/51, (UB) (5) 8/31 at 100.00 N/R 20,451,465
California Health Facilities Financing Authority, Revenue
Bonds, El Camino Hospital, Series 2017:
3,810 5.000%, 2/01/42, (UB) (5) 2/27 at 100.00 A1 4,241,330
6,830 5.000%, 2/01/47, (UB) (5) 2/27 at 100.00 A1 7,570,440
California Health Facilities Financing Authority, Revenue
Bonds, Kaiser Permanante System, Tender Option Bond
Trust 2015-XF1002:
605 16.146%, 4/01/42, 144A, (IF) (5) 4/22 at 100.00 AA- 605,000
1,250 16.177%, 4/01/42, 144A, (IF) (5) 4/22 at 100.00 AA- 1,250,000
California Health Facilities Financing Authority, Revenue
Bonds, Kaiser Permanente System, Series 2017A-2:
10,000 4.000%, 11/01/38, (UB) (5) 11/27 at 100.00 AA- 10,629,200
140,100 4.000%, 11/01/44, (UB) (5) 11/27 at 100.00 AA- 146,955,093
42,070 5.000%, 11/01/47, (UB) (5) No Opt. Call AA- 53,340,553
9,250 4.000%, 11/01/51, (UB) (5) 11/27 at 100.00 AA- 9,653,948
California Health Facilities Financing Authority, Revenue
Bonds, Lucile Salter Packard Children's Hospital, Tender
Option Bond Trust 2015-XF0152:
540 16.847%, 8/15/43, 144A, (IF) (5) 8/24 at 100.00 A+ 670,221
1,250 16.871%, 8/15/51, 144A, (IF) (5) 8/22 at 100.00 A+ 1,321,262
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0120:
199 21.938%, 10/01/38, (Pre-refunded 10/01/24), 144A, (IF) (5) 10/24 at 100.00 N/R (7) 267,261
261 21.938%, 10/01/38, 144A, (IF) (5) 10/24 at 100.00 AA- 350,528
845 20.210%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 1,106,561
3,150 20.277%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 4,128,516
2,000 20.277%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 2,621,280
2,000 20.277%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 2,621,280
29,145 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A, 4.000%,
10/01/47, (UB) (5)
10/26 at 100.00 AA- 30,889,620
3,335 California Health Facilities Financing Authority, Revenue Bonds, Stanford
Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54, (UB) (5)
8/25 at 100.00 AA- 3,605,569

33
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Health Facilities Financing Authority, Revenue
Bonds, Stanford Hospitals and Clinics, Tender Option Bond
Trust 2016-XG0049:
$ 2,385 16.995%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (5) 8/22 at 100.00 AA- (7) $ 2,520,921
2,000 16.999%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (5) 8/22 at 100.00 AA- (7) 2,114,020
1,610 20.514%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (5) 8/22 at 100.00 AA- (7) 1,724,664
1,800 20.525%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (5) 8/22 at 100.00 AA- (7) 1,928,268
1,585 California Housing Finance Agency, Multifamily Housing Revenue Bonds,
Redwood Gardens Apartments, Subordinate Lien Series 2021N-S,
4.000%, 3/01/37, 144A
3/31 at 100.00 N/R 1,387,810
8,715 California Infrastructure and Economic Development Bank, Infrastructure
State Revolving Fund Revenue Bonds, Series 2016A, 4.000%, 10/01/45,
(Pre-refunded 10/01/26), (UB) (5)
10/26 at 100.00 AAA (7) 9,453,335
6,085 California Infrastructure and Economic Development Bank, Revenue
Bonds, Academy of Motion Picture Arts and Sciences Obligated Group,
Series 2015A, 4.000%, 11/01/45, (UB) (5)
11/23 at 100.00 Aa2 6,258,970
1,490 California Infrastructure and Economic Development Bank, Revenue
Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%,
1/01/56, 144A
1/31 at 100.00 N/R 1,495,111
11,085 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies - El Dorado Hills Project, Series 2018A, 5.750%,
10/01/48, 144A
10/22 at 105.00 N/R 11,731,034
1,025 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies - El Dorado Hills Project, Taxable Series 2018B,
5.500%, 10/01/25, 144A
10/22 at 105.00 N/R 1,036,193
1,500 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 5.250%, 10/01/45
10/22 at 102.00 BB 1,541,490
California Municipal Finance Authority Charter School
Revenue Bonds, River Charter Schools Project, Series
2018A:
640 5.500%, 6/01/38, 144A 6/26 at 100.00 BB 681,446
1,595 5.500%, 6/01/48, 144A 6/26 at 100.00 BB 1,679,471
1,550 5.500%, 6/01/53, 144A 6/26 at 100.00 BB 1,629,066
1,150 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%,
6/01/48, 144A
6/28 at 100.00 Ba1 1,217,930
California Municipal Finance Authority, Charter School
Lease Revenue Bonds, Nova Academy Project, Series
2016A:
500 5.000%, 6/15/36, 144A 6/26 at 100.00 BB 525,220
6,275 5.000%, 6/15/46, 144A 6/26 at 100.00 BB 6,502,531
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. - Lincoln
Project, Taxable Series 2019B:
1,515 5.000%, 10/01/49, 144A 10/27 at 100.00 N/R 1,536,028
1,650 5.000%, 10/01/57, 144A 10/27 at 100.00 N/R 1,666,550
2,000 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A, 5.000%, 10/01/44
10/22 at 102.00 BB 2,053,100
California Municipal Finance Authority, Charter School
Revenue Bonds, Partnerships to Uplift Communities Project,
Series 2012A:
200 5.250%, 8/01/42 8/22 at 100.00 BB 200,746
675 5.300%, 8/01/47 8/22 at 100.00 BB 677,491
1,975 California Municipal Finance Authority, Charter School Revenue Bonds,
Rocketship Education?Multiple Projects, Series 2014A, 7.000%, 6/01/34
6/22 at 102.00 N/R 2,033,025

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
34
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,680 California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49,
144A
8/24 at 100.00 BB- $ 1,753,836
865 California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45,
144A
8/26 at 100.00 N/R 923,465
California Municipal Finance Authority, Educational
Facilities Revenue Bonds, OCEAA Project, Series 2008A:
635 6.750%, 10/01/28 5/22 at 100.00 N/R 636,099
1,000 7.000%, 10/01/39 5/22 at 100.00 N/R 1,001,490
1,270 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 N/R 1,306,081
5,000 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47, (Pre-refunded
8/15/22)
8/22 at 100.00 N/R (7) 5,110,300
7,580 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Windsor Mobile Country Club, Subordinate Series 2013B,
7.000%, 11/15/48, (Pre-refunded 11/15/23)
11/23 at 100.00 N/R (7) 8,178,593
California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Series 2016A:
1,000 5.000%, 11/01/36, 144A 11/26 at 100.00 N/R 1,090,690
3,935 5.000%, 11/01/46, 144A 11/26 at 100.00 N/R 4,237,562
8,000 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51
2/32 at 100.00 N/R 8,262,809
California Municipal Finance Authority, Revenue Bonds,
Goodwill Industries of Sacramento Valley & Northern
Nevada Project, Series 2012A:
550 6.625%, 1/01/32, 144A 5/22 at 100.00 N/R 550,264
515 6.875%, 1/01/42, 144A 5/22 at 100.00 N/R 515,129
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.000%, 1/01/35
1/25 at 100.00 N/R 1,160,989
10,000 California Municipal Finance Authority, Revenue Bonds, HumanGood
California Obligated Group, Series 2021., 3.000%, 10/01/49, (UB) (5)
10/28 at 103.00 A- 8,697,800
9,350 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 4.000%, 12/31/47 - AGM Insured, (AMT), (UB)
(5)
6/28 at 100.00 BBB- 9,509,792
7,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50
10/27 at 103.00 N/R 7,370,650
California Municipal Finance Authority, Student Housing
Revenue Bonds, CHF-Davis II, LLC - Orchard Park Student
Housing Project, Series 2021:
14,500 3.000%, 5/15/51 - BAM Insured, (UB) (5) 5/31 at 100.00 Baa3 12,308,760
5,835 3.000%, 5/15/54 - BAM Insured, (UB) (5) 5/31 at 100.00 Baa3 4,861,255
5,600 California Pollution Contol Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A (4)
No Opt. Call N/R 336,000
3,310 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A (4)
12/23 at 102.00 N/R 331,000

35
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
$ 5,500 5.000%, 7/01/37, (AMT), 144A 1/23 at 100.00 Baa3 $ 5,596,525
940 5.000%, 11/21/45, (AMT), 144A 1/23 at 100.00 Baa3 956,488
7,910 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 N/R 7,766,829
California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A:
870 5.000%, 6/15/39, 144A 6/23 at 100.00 N/R 878,700
1,000 5.000%, 6/15/49, 144A 6/23 at 100.00 N/R 1,007,430
California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project,
Series 2017A:
2,055 6.125%, 6/15/37 6/27 at 100.00 N/R 2,196,281
3,025 6.250%, 6/15/47 6/27 at 100.00 N/R 3,207,256
250 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017B, 7.375%, 6/15/23
No Opt. Call N/R 249,125
10,000 California Public Finance Authority, Revenue Bonds, Sharp HealthCare,
Series 2017A, 4.000%, 8/01/47, (UB) (5)
2/28 at 100.00 Aa3 10,651,600
1,700 California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Series 2017A, 5.000%, 7/01/47, 144A
7/27 at 100.00 Caa2 1,369,843
California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group,
Series 2016A:
4,350 5.000%, 7/01/36, 144A 7/26 at 100.00 BB+ 4,610,173
2,360 5.000%, 7/01/46, 144A 7/26 at 100.00 BB+ 2,461,362
California School Finance Authority Charter School
Revenue Bonds, California, ACE Charter Schools,
Obligated Group, Series 2016A:
2,755 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 2,823,324
950 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 966,330
6,930 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 N/R 7,049,889
730 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Taxable Series 2020B,
6.000%, 6/01/31, 144A
6/28 at 102.00 N/R 699,639
California School Finance Authority, California, Charter
School Revenue Bonds, Encore Education Obligated
Group, Series 2016A:
2,010 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 1,768,016
1,100 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 918,170
1,890 California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A, 4.000%, 6/01/61, 144A
6/31 at 100.00 N/R 1,538,951
California School Finance Authority, California, Charter
School Revenue Bonds, TEACH Public Schools Obligated
Group, Series 2016A:
5,855 5.750%, 6/01/42 6/26 at 100.00 N/R 6,250,505
5,065 5.875%, 6/01/52 6/26 at 100.00 N/R 5,397,214

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
36
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,000 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2019A, 5.000%,
6/01/49, 144A
6/26 at 100.00 N/R $ 1,024,420
California School Finance Authority, Charter School
Revenue Bonds, CIty Charter School Obligated Group,
Series 2016A:
2,525 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 2,597,316
2,930 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 2,995,954
1,000 California School Finance Authority, Charter School Revenue Bonds,
Coastal Academy Project, Series 2013A, 5.000%, 10/01/42, 144A
10/22 at 100.00 BBB- 1,008,790
California School Finance Authority, Charter School
Revenue Bonds, Escuela Popular Charter School, Series
2017:
1,250 6.250%, 7/01/37, 144A 7/27 at 100.00 N/R 1,323,500
4,825 6.500%, 7/01/50, 144A 7/27 at 100.00 N/R 5,090,954
1,680 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.875%, 5/01/47, 144A
5/27 at 100.00 N/R 1,749,670
1,135 California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/55,
144A
6/27 at 100.00 N/R 1,183,601
1,575 California School Finance Authority, Charter School Revenue Bonds, River
Springs Charter School, Series 2022A, 5.000%, 7/01/52, 144A , (WI/DD,
Settling 4/05/22)
7/30 at 100.00 N/R 1,610,091
1,460 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2017A, 5.250%,
6/01/52, 144A
6/26 at 100.00 N/R 1,527,481
California School Finance Authority, Charter School
Revenue Bonds, Rocketship Public Schools ? Obligated
Group, Series 2017G:
610 5.000%, 6/01/47, 144A 6/27 at 100.00 N/R 638,725
525 5.000%, 6/01/53, 144A 6/27 at 100.00 N/R 548,226
California School Finance Authority, Charter School
Revenue Bonds, Russell Westbrook Why Not? Academy;
Obligated Group, Series 2021A:
3,410 4.000%, 6/01/51, 144A 6/27 at 100.00 N/R 3,003,460
11,050 4.000%, 6/01/61, 144A 6/27 at 100.00 N/R 9,307,857
California School Finance Authority, Charter School
Revenue Bonds, Santa Clarita Valley International School
Project, Series 2021A:
800 4.000%, 6/01/51 6/31 at 100.00 N/R 738,640
1,300 4.000%, 6/01/61 6/31 at 100.00 N/R 1,158,287
10,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools ? Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R 8,789,300
California School Finance Authority, Charter School
Revenue Bonds, Valley International Preparatory High
School Project, Series 2022A:
4,810 5.125%, 3/01/52, 144A 3/31 at 100.00 N/R 4,506,393
3,750 5.250%, 3/01/62, 144A 3/31 at 100.00 N/R 3,482,362
California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Project,
Series 2014A:
1,205 5.750%, 6/01/34, 144A 6/24 at 100.00 BB+ 1,269,564
2,390 6.000%, 6/01/44, 144A 6/24 at 100.00 BB+ 2,523,242

37
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California School Finance Authority, Educational Facility
Revenue Bonds, Partnerships to Uplift Communities Valley
Project, Series 2014:
$ 2,010 6.400%, 8/01/34, 144A 2/24 at 100.00 BB $ 2,116,067
4,960 6.750%, 8/01/44, 144A 2/24 at 100.00 BB 5,238,653
1,300 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.750%, 11/01/45, 144A
11/24 at 100.00 N/R 1,358,084
690 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.125%, 7/01/44
7/24 at 100.00 BBB 724,148
California School Finance Authority, School Facility
Revenue Bonds, Value Schools, Series 2016A:
1,280 5.750%, 7/01/41, 144A 7/26 at 100.00 BB+ 1,407,898
2,250 6.000%, 7/01/51, 144A 7/26 at 100.00 BB+ 2,486,610
4,000 California State University, Systemwide Revenue Bonds, Series 2021A,
3.000%, 11/01/52, (UB) (5)
11/31 at 100.00 AA- 3,538,000
10,540 California State, General Obligation Bonds, Tender Option Bond Trust
2015-XF1029, 16.886%, 9/01/32, 144A, (IF) (5)
9/23 at 100.00 AA- 12,389,348
15,725 California State, General Obligation Bonds, Tender Option Bond Trust
2015-XF1039, 16.941%, 4/01/43, 144A, (IF) (5)
4/23 at 100.00 AA- 17,746,134
3,055 California State, General Obligation Bonds, Various Purpose Series 2015,
4.000%, 8/01/45, (UB) (5)
8/25 at 100.00 AA- 3,201,304
10,000 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 8/01/46, (UB) (5)
8/26 at 100.00 AA- 11,031,700
California State, General Obligation Bonds, Various
Purpose Series 2021:
3,000 3.000%, 12/01/46, (UB) (5) 12/30 at 100.00 AA- 2,783,160
1,000 3.000%, 12/01/49, (UB) 12/30 at 100.00 AA- 920,260
California State, General Obligation Bonds, Various
Purpose, Tender Option Bond Trust 2015-XF1041:
2,500 16.841%, 11/01/43, (Pre-refunded 11/01/23), 144A, (IF) (5) 11/23 at 100.00 AA- (7) 2,982,900
750 12.881%, 11/01/44, (Pre-refunded 11/01/24), 144A, (IF) (5) 11/24 at 100.00 AA- (7) 873,622
California Statewide Communities Development Authority:
6,000 4.000%, 5/15/46, (UB) (5) 5/31 at 100.00 AA 6,303,900
5,000 3.000%, 5/15/54, (UB) (5) 5/31 at 100.00 N/R 4,311,550
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
9,515 5.250%, 12/01/44 12/24 at 100.00 BB- 10,201,698
80,755 5.500%, 12/01/54 12/24 at 100.00 BB- 86,669,496
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A:
13,625 5.000%, 12/01/41, 144A 6/26 at 100.00 BB- 14,902,071
8,915 5.000%, 12/01/46, 144A 6/26 at 100.00 BB- 9,733,486
79,455 5.250%, 12/01/56, 144A 6/26 at 100.00 BB- 86,887,221
1,000 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development -
Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A
7/29 at 100.00 B 985,000
440 California Statewide Communities Development Authority, Revenue
Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust
2015-XF1035, 20.541%, 11/15/49, (Pre-refunded 11/15/24) - AGM
Insured, 144A, (IF) (5)
11/24 at 100.00 AA (7) 613,593
12,750 California Statewide Communities Development Authority, Revenue
Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50, (UB) (5)
4/30 at 100.00 A 10,936,313

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
38
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 9,900 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities and Services , Series 2021A, 3.000%,
4/01/46, (UB) (5)
4/31 at 100.00 N/R $ 8,756,946
25,000 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Series 2014, 5.000%, 7/01/44,
(UB) (5)
7/24 at 100.00 A- 26,715,250
California Statewide Communities Development Authority,
Revenue Bonds, John Muir Health, Series 2016A:
3,000 4.000%, 8/15/41, (UB) (5) 8/26 at 100.00 A+ 3,180,270
5,440 5.000%, 8/15/51, (UB) (5) 8/26 at 100.00 A+ 5,977,200
6,500 California Statewide Communities Development Authority, Revenue
Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57, (UB) (5)
12/27 at 100.00 A+ 7,277,205
California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing
Project, Refunding Series 2016A:
3,610 5.000%, 6/01/36, 144A 6/26 at 100.00 N/R 3,809,092
8,150 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 8,496,945
14,940 California Statewide Communities Development Authority, Revenue
Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45,
(UB) (5)
8/23 at 100.00 BBB 15,146,471
1,000 California Statewide Communities Development Authority, Revenue
Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32,
(Pre-refunded 10/01/22)
10/22 at 100.00 N/R (7) 1,021,330
500 California Statewide Communities Development Authority, School Facility
Revenue Bonds, Children of Promise, Series 2015A, 0.000%, 7/01/45,
144A (4)
7/25 at 100.00 N/R 10,008
1,950 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2012-01, Fancher Creek, Series
2013A, 5.700%, 9/01/43
9/22 at 100.00 N/R 1,970,592
California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A:
3,245 5.375%, 9/01/35 9/25 at 100.00 N/R 3,432,496
3,285 5.625%, 9/01/45 9/25 at 100.00 N/R 3,486,009
2,000 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
4/22 at 100.00 N/R 1,924,540
1,000 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2021A,
4.000%, 9/02/51
9/31 at 100.00 N/R 983,040
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A:
181 5.750%, 7/01/24 (4),(8) 1/22 at 100.00 N/R 159,041
870 5.750%, 7/01/30 (4),(8) 1/22 at 100.00 N/R 766,627
1,282 5.750%, 7/01/35 (4),(8) 1/22 at 100.00 N/R 1,128,698
1,143 5.500%, 7/01/39 (4),(8) 1/22 at 100.00 N/R 1,006,752
230 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
(4),(8)
1/22 at 100.00 N/R 202,125
1,085 Cathedral City Public Financing Authority, California, Tax Allocation Bonds,
Merged Redevelopment Project, Series 2000A, 0.000%, 8/01/33 - NPFG
Insured
No Opt. Call Baa2 739,438
12,780 Central Union High School District, Imperial County, California, General
Obligation Bonds, Election 2016 Series 2019, 4.000%, 8/01/49, (UB) (5)
8/28 at 100.00 Aa3 13,552,934

39
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,385 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R $ 2,170,612
3,595 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 N/R 2,970,153
9,650 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45, 144A
12/31 at 100.00 N/R 8,083,612
14,500 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Solana at Grand, Junior Series 2021A-2, 4.000%, 8/01/45, 144A
2/32 at 100.00 N/R 12,274,105
2,500 CMFA Special Financing Agency VIII, California, Essential Housing
Revenue Bonds, Elan Huntington Beach, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 1,930,700
1,000 Compton Community Redevelopment Agency, California, Tax Allocation
Revenue Bonds, Redevelopment Projects, Housing Second Lien Series
2010A, 5.500%, 8/01/30
5/22 at 100.00 N/R 1,002,040
155 Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 -
AMBAC Insured
5/22 at 100.00 N/R 155,256
5,750 Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39 5/22 at 100.00 N/R 5,760,522
2,500 Contra Costa Community College District, Contra Costa County,
California, General Obligation Bonds, Tender Option Trust 2015-
XF0229, 16.943%, 2/01/23, (Pre-refunded 1/01/30), 144A, (IF) (5)
1/30 at 100.00 AA+ (7) 2,936,150
18,135 Cotati-Rohnert Park Unified School District, Sonoma County, California,
General Obligation Bonds, 2014 Election Series 2017A, 4.000%,
8/01/46 - BAM Insured, (UB)
8/26 at 100.00 A1 19,045,921
5,805 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine Lien
Series 2021B, 4.000%, 4/01/57, 144A
4/32 at 100.00 N/R 4,532,428
6,450 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Social Bond Series
2021A-2, 3.250%, 4/01/57, 144A
4/32 at 100.00 N/R 5,151,293
8,080 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 6,854,830
13,700 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 12,134,227
7,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 7,118,440
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Dublin Mezzanine Lien Series 2021B, 4.000%, 2/01/57,
144A
2/32 at 100.00 N/R 2,382,150
16,970 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%, 7/01/56, 144A
7/31 at 100.00 N/R 14,826,350
12,560 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and
A-2, 3.250%, 7/01/56, 144A
7/32 at 100.00 N/R 9,970,756
3,590 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1,
3.400%, 10/01/46, 144A
10/31 at 100.00 N/R 3,128,290
5,210 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 4,798,566

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
40
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 9,735 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58, 144A
7/32 at 100.00 N/R $ 7,186,085
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 N/R 1,620,740
7,540 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 6,768,507
12,840 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 10,203,691
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%,
7/01/51, 144A
7/31 at 100.00 N/R 2,037,900
1,250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Towne-Glendale, Mezzanine Lien Social Series 2022B,
5.000%, 9/01/37, 144A
9/32 at 100.00 N/R 1,260,037
20,650 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 19,023,193
4,375 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R 3,455,769
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 838,760
12,120 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Senior Lien Series 2021A,
3.000%, 9/01/56, 144A
9/31 at 100.00 N/R 9,256,529
21,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine
Lien Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 N/R 16,807,140
32,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R 28,488,200
8,030 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 N/R 5,347,338
4,255 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 3,195,888
5,820 Davis Joint Unified School District, Yolo County, California, General
Obligation Bonds, Series 2019, 4.000%, 8/01/40, (UB) (5)
8/26 at 100.00 AA 6,141,497
Downey Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2014 Series
2021C:
4,560 3.000%, 8/01/45, (UB) (5) 8/31 at 100.00 AA- 4,215,310
6,805 3.000%, 8/01/48, (UB) (5) 8/31 at 100.00 AA- 6,184,860
10,535 Elk Grove Unified School District, Sacramento County, California, General
Obligation Bonds, Election of 2016, Series 2017, 4.000%, 8/01/44, (UB)
(5)
8/26 at 100.00 Aa2 11,103,785

41
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Fairfield, California, Certificates of Participation, Fairfield
Water Financing Series 2007A:
$ 4,000 0.000%, 4/01/32 - SYNCORA GTY Insured No Opt. Call AA $ 2,940,880
5,480 0.000%, 4/01/33 - SYNCORA GTY Insured No Opt. Call AA 3,878,909
5,480 0.000%, 4/01/34 - SYNCORA GTY Insured No Opt. Call AA 3,733,140
5,875 0.000%, 4/01/38 - SYNCORA GTY Insured, (UB) (5) No Opt. Call AA 3,408,499
3,460 Fairfield, California, Special Tax Bonds, Community Facilities District 2007-
1 Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
9/22 at 100.00 N/R 3,538,680
7,385 Fillmore, California, Wastewater Revenue Bonds, Refunding Series 2017,
4.000%, 5/01/42 - AGM Insured, (UB) (5)
5/27 at 100.00 A2 7,891,833
5,500 Fontana Unified School District, San Bernardino County, California,
General Obligation Bonds, Election 2006 Series 2020, 2.375%, 8/01/44
- AGM Insured, (UB) (5)
8/28 at 100.00 Aa3 4,405,665
20,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 Baa2 20,914,800
6,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 0.000%, 1/15/32 - AGM
Insured (6)
1/31 at 100.00 BBB 6,623,100
5,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Series 2013B-2, 3.500%, 1/15/53 -
AGM Insured, (UB) (5)
7/29 at 100.00 A2 5,000,550
10,715 Fresno Unified School District, 3.000%, 8/01/55, (UB) (5) 8/29 at 100.00 Aa3 9,729,220
Fresno Unified School District, Fresno County, California,
General Obligation Bonds, Crossover Refunding Series
2016B:
9,550 0.000%, 8/01/43 8/26 at 54.52 Aa3 4,492,893
6,900 4.000%, 8/01/46, (UB) (5) 8/26 at 100.00 Aa3 7,258,041
16,625 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2010 Series 2014D, 4.000%, 8/01/47, (Pre-
refunded 8/01/24), (UB) (5)
8/24 at 100.00 Aa3 (7) 17,424,663
8,970 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2016 Series 2019B, 3.000%, 8/01/43, (UB)
(5)
8/26 at 100.00 Aa3 8,568,503
5,340 Garvey School District, Los Angeles County, California, General Obligation
Bonds, Election 2016 Series 2017A, 4.000%, 8/01/46 - BAM Insured,
(UB) (5)
8/27 at 100.00 AA 5,609,029
3,445 Gilroy Public Facilities Financing Authority, California, Wastewater
Revenue Bonds, Series 2021A, 3.000%, 8/01/51, (UB) (5)
8/31 at 100.00 AA 3,065,671
9,275 Gilroy Public Facilities Financing Authority, Wastewater Revenue Bonds,
Series 2021A, 3.000%, 8/01/56, (UB) (5)
8/31 at 100.00 AA 8,172,295
Glendale Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016
Taxable Refunding Series 2020B:
2,650 0.000%, 8/01/42 2/30 at 68.75 AA- 1,198,065
1,875 0.000%, 8/01/43 2/30 at 66.54 AA- 802,763
1,765 0.000%, 8/01/44 2/30 at 64.38 AA- 723,279
1,500 0.000%, 2/01/45 2/30 at 63.32 AA- 597,360
Golden State Tobacco Securitization Corporation,
California, Enhanced Tobacco Settlement Asset-Backed
Revenue Bonds, Refunding Series 2015A:
6,610 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) (5) 6/25 at 100.00 N/R (7) 7,210,915
5,390 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) (5) 6/25 at 100.00 A+ (7) 5,880,005

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
42
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,511,250 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R $ 184,463,175
67,815 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2,
5.300%, 6/01/37, (Pre-refunded 6/01/22)
6/22 at 100.00 B- (7) 68,286,992
7,950 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47, (Pre-
refunded 6/01/22)
6/22 at 100.00 N/R (7) 8,001,595
675 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47, (Pre-
refunded 6/01/22)
6/22 at 100.00 N/R (7) 679,381
Golden State Tobacco Securitization Corporation,
California, Tobacco Settlement Asset-Backed Bonds,
Tender Option Bond Trust 2015-XF1038:
310 17.566%, 6/01/40, 144A, (IF) (5) 6/25 at 100.00 A+ 422,598
380 17.566%, 6/01/40, (Pre-refunded 6/01/25), 144A, (IF) (5) 6/25 at 100.00 N/R (7) 518,024
1,115 17.581%, 6/01/40, 144A, (IF) (5) 6/25 at 100.00 A+ 1,520,336
1,370 17.581%, 6/01/40, (Pre-refunded 6/01/25), 144A, (IF) (5) 6/25 at 100.00 N/R (7) 1,868,036
7,000 Grossmont-Cuyamaca Community College District, California, General
Obligation Bonds, Refunding Series 2018, 4.000%, 8/01/47, (UB) (5)
8/28 at 100.00 AA 7,433,510
18,770 Hayward Area Recreation and Park District, California, General Obligation
Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/46, (UB) (5)
8/27 at 100.00 AA+ 20,201,213
Hayward Unified School District, Alameda County,
California, General Obligation Bonds, Election 2014, Series
2017:
12,580 4.000%, 8/01/39 - AGM Insured, (UB) (5) 8/26 at 100.00 AA 13,317,188
44,380 4.000%, 8/01/42 - AGM Insured, (UB) (5) 8/26 at 100.00 AA 46,831,551
2,800 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Uniion City Tropics, Refunding Series 2019, 3.250%,
5/15/39, (UB) (5)
5/29 at 100.00 A+ 2,722,552
160 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged
Area Redevelopment Project, Subordinate Lien Refunding Series 2008A,
5.250%, 8/15/28
5/22 at 100.00 A 160,461
279,500 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital
Appreciation, 0.000%, 6/01/47
4/22 at 18.87 CCC 52,618,670
11,510 Jurupa Unified School District, Riverside County, California, General
Obligation Bonds, 2014 Election Series 2017B, 4.000%, 8/01/41, (UB)
(5)
8/27 at 100.00 Aa3 12,259,301
1,100 La Verne, California, Certificates of Participation, Brethren Hillcrest Homes,
Series 2014, 5.000%, 5/15/36, (Pre-refunded 5/15/22)
5/22 at 101.00 N/R (7) 1,116,082
1,180 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Villages at Wasson Canyon, Series 2012A, 5.250%, 9/01/38, (Pre-
refunded 9/01/22)
9/22 at 100.00 N/R (7) 1,199,494
Lammersville Joint Unified School District, California,
Special Tax Bonds, Community Facilities District  2007-1
Mountain House - Shea Homes Improvement Area 1, Series
2013:
1,500 6.000%, 9/01/38 9/23 at 100.00 N/R 1,560,420
1,000 6.000%, 9/01/43 9/23 at 100.00 N/R 1,039,850

43
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 1-5 Special Tax Bonds, Series 2019:
$ 1,220 5.400%, 9/01/38 9/26 at 103.00 N/R $ 1,243,510
860 5.400%, 9/01/38 9/26 at 103.00 N/R 870,750
1,945 5.400%, 9/01/38 9/26 at 103.00 N/R 1,970,518
2,410 5.400%, 9/01/38 9/26 at 103.00 N/R 2,456,441
3,095 5.500%, 9/01/43 9/26 at 103.00 N/R 3,160,150
3,820 5.500%, 9/01/43 9/26 at 103.00 N/R 3,898,081
1,945 5.500%, 9/01/43 9/26 at 103.00 N/R 1,985,942
1,360 5.500%, 9/01/43 9/26 at 103.00 N/R 1,387,798
7,205 5.600%, 9/01/49 9/26 at 103.00 N/R 7,369,058
3,665 5.600%, 9/01/49 9/26 at 103.00 N/R 3,719,242
2,565 5.600%, 9/01/49 9/26 at 103.00 N/R 2,623,405
4,830 5.600%, 9/01/49 9/26 at 103.00 N/R 4,934,038
15,000 Lodi Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2016 Series 2021, 3.000%, 8/01/46
8/30 at 100.00 Aa2 13,608,000
2,500 Lodi Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2016 Series 2021, 3.000%, 8/01/46, (UB) (5)
8/30 at 100.00 Aa2 2,268,000
21,925 Long Beach Community College District, California, General Obligation
Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49, (UB)
(5)
8/42 at 100.00 AA 17,509,744
10,255 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2017E, 4.000%,
8/01/44, (UB) (5)
8/26 at 100.00 Aa2 10,899,219
7,750 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2019F, 3.000%,
8/01/47, (UB) (5)
8/29 at 100.00 AA- 6,854,488
Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2016,
Series 2017A:
6,380 4.000%, 8/01/39, (UB) (5) 8/26 at 100.00 Aa2 6,813,266
10,450 4.000%, 8/01/40, (UB) (5) 8/26 at 100.00 Aa2 11,150,777
13,045 4.000%, 8/01/41, (UB) (5) 8/26 at 100.00 Aa2 13,908,710
14,760 4.000%, 8/01/42, (UB) (5) 8/26 at 100.00 Aa2 15,718,514
32,355 4.000%, 8/01/45, (UB) (5) 8/26 at 100.00 Aa2 34,346,450
Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2016,
Series 2019B:
11,240 3.000%, 8/01/48, (UB) (5) 8/29 at 100.00 AA- 9,888,952
10,975 3.000%, 8/01/50, (UB) (5) 8/29 at 100.00 AA- 9,576,456
1,765 Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012, 0.000%, 8/01/42 (6)
8/29 at 100.00 Aa3 1,884,579
5,600 Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR
Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42
7/22 at 100.00 N/R 5,667,032
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Private Activity/
AMT Subordinate Series 2019A:
14,895 4.000%, 5/15/44, (AMT), (UB) (5) 5/29 at 100.00 A+ 15,399,047
11,910 5.000%, 5/15/49, (AMT), (UB) (5) 5/29 at 100.00 A+ 13,164,599
6,300 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT), (UB)
5/26 at 100.00 A+ 6,803,622
13,295 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019F, 3.000%,
5/15/49, (AMT), (UB) (5)
5/29 at 100.00 A+ 11,680,322

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
44
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 10,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D, 4.000%,
5/15/51, (AMT), (UB) (5)
11/31 at 100.00 N/R $ 10,347,300
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2015E, 5.000%, 7/01/44, (UB) (5)
7/24 at 100.00 AA- 5,314,650
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Tender Option Bond Trust
3345. As Of 6/4/2015 Converted to Trust 2015-XF2047:
1,150 16.392%, 7/01/38, 144A, (IF) (5) 7/22 at 100.00 AA- 1,184,362
1,715 16.419%, 7/01/43, 144A, (IF) (5) 1/24 at 100.00 AA- 2,062,716
16,145 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 4.000%, 7/01/47, (UB) (5)
1/27 at 100.00 Aa2 17,176,343
2,420 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Tender Option Bond Trust 3403. As of 6/4/2015
Converted to Trust 2015-XF2053, 20.274%, 7/01/44, 144A, (IF) (5)
7/24 at 100.00 Aa2 3,192,246
8,000 Lucia Mar Unified School District, San Luis Obispo County, California,
General Obligation Bonds, Election 2016 Series 2017A, 4.000%,
8/01/46, (UB) (5)
8/27 at 100.00 Aa2 8,496,320
18,700 Lucia Mar Unified School District, San Luis Obispo County, California,
General Obligation Bonds, Election 2016 Series 2018B, 4.000%,
8/01/47, (UB) (5)
8/28 at 100.00 Aa2 19,858,091
1,000 Lynwood Redevelopment Agency, California, Tax Allocation Revenue
Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31
5/22 at 100.00 A 1,003,470
3,730 Lynwood Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2012 Series 2021E, 3.000%, 8/01/48 - BAM
Insured, (UB) (5)
8/31 at 100.00 AA 3,390,085
8,000 Madera Unified School District, Madera County, California, General
Obligation Bonds, Election 2014 Series 2017, 4.000%, 8/01/46, (UB)
8/27 at 100.00 Aa3 8,590,720
25,420 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47, (UB) (5)
8/27 at 100.00 Aa2 27,191,520
7,895 Marin Public Financing Authority, California, Revenue Bonds, Sausalito
Marin City Sanitary District, Series 2017, 4.000%, 4/01/42, (UB) (5)
4/27 at 100.00 AA 8,377,858
Modesto Elementary School District, Stanislaus County,
California, General Obligation Bonds, Election 2018 -
Measure D Series 2021B:
4,300 3.000%, 8/01/46, (UB) (5) 2/30 at 100.00 Aa3 3,878,041
2,700 3.000%, 8/01/50, (UB) (5) 2/30 at 100.00 Aa3 2,390,580
6,000 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Series 2016A, 4.000%,
8/01/46, (UB) (5)
8/26 at 100.00 A1 6,155,760
1,075 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38
9/24 at 100.00 N/R 1,130,384
16,250 Moreno Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2014, Series 2021C, 3.000%,
8/01/50 - BAM Insured, (UB) (5)
8/31 at 100.00 Aa3 14,509,138
19,330 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2021E,
0.000%, 8/01/45, (UB) (5)
8/31 at 71.51 AA 7,761,188
15,000 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2018, Series 2019A,
4.000%, 8/01/49, (UB) (5)
8/29 at 100.00 AA 16,035,900
3,902 Northstar Community Services District, California, Special Tax Bonds,
Community Facilities District 1, Refunding Series 2005, 2.180%, 9/01/28
(4)
9/22 at 100.00 N/R 2,068,119

45
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Norwalk La Mirada Unified School District, Los Angeles
County, California, General Obligation Bonds, Election
2014 Series 2021E:
$ 11,355 3.000%, 8/01/46 8/31 at 100.00 Aa3 $ 10,642,587
3,500 3.000%, 8/01/46, (UB) (5) 8/31 at 100.00 Aa3 3,280,410
10,000 3.000%, 8/01/50, (UB) (5) 8/31 at 100.00 Aa3 9,023,300
8,040 Ocean View School District/Orange County CA, 3.000%, 8/01/47, (UB) 8/31 at 100.00 Aa3 7,342,048
2,305 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
0.000%, 8/01/51 (6)
8/37 at 100.00 AA 1,901,625
970 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2013C,
0.000%, 8/01/43 (6)
8/38 at 100.00 AA 773,303
Palmdale Community Redevelopment Agency, California,
Tax Allocation Bonds, Merged Redevelopment Project
Areas, Series 2002:
1,230 0.000%, 12/01/31 - AMBAC Insured No Opt. Call AA- 911,676
1,225 0.000%, 12/01/32 - AMBAC Insured No Opt. Call AA- 875,189
8,910 Palmdale School District, Los Angeles County, California, General
Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46, (UB)
(5)
8/27 at 100.00 Aa3 9,462,776
12,310 Palo Alto, California, Certificates of Participation, Public Safety Building,
Series 2021, 2.250%, 11/01/47, (UB) (5)
11/30 at 100.00 AA+ 9,652,640
8,000 Palomar Community College District, San Diego County, California,
General Obligation Bonds, Refunding Series 2017, 4.000%, 8/01/45,
(UB) (5)
8/27 at 100.00 AA 8,500,400
16,195 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39
9/23 at 100.00 N/R 16,823,366
2,685 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%,
9/01/39
9/23 at 100.00 N/R 2,793,769
2,500 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%,
8/01/28 - AMBAC Insured
No Opt. Call A 2,105,875
Pomona Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series
2017A:
12,635 4.000%, 8/01/42 - BAM Insured, (UB) 8/26 at 100.00 AA 13,364,798
9,485 4.000%, 8/01/46 - BAM Insured, (UB) 8/26 at 100.00 AA 9,993,111
Pomona Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series
2020D:
8,510 2.375%, 8/01/45 - AGM Insured, (UB) (5) 8/30 at 100.00 Aa3 6,751,494
10,000 2.500%, 8/01/48 - AGM Insured, (UB) (5) 8/30 at 100.00 Aa3 7,933,900
5,000 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/46, (UB) (5)
No Opt. Call AA- 1,917,300
4,405 Rancho Cordova, California, Special Tax Bonds, Community Facilities
District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%,
10/01/38
5/22 at 100.00 N/R 4,413,546

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
46
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Redwood City Public Facilities and Infrastructure Authority,
San Mateo, California, Lease Revenue Bonds, Veterans
Memorial Building/Senior Center, Series 2021:
$ 4,000 3.000%, 6/01/46, (UB) (5) 6/31 at 100.00 AA+ $ 3,673,120
5,135 3.000%, 6/01/51, (UB) (5) 6/31 at 100.00 AA+ 4,570,972
4,725 River Delta Unified School District, Sacramento and Solano Counties,
California, General Obligation Bonds, School Faciliteis Improvement
District 2, Election 2004 Series 2008, 0.000%, 4/01/48 - AGM Insured
No Opt. Call AA 1,688,054
1,250 Riverside County Asset Leasing Corporation, California, Lease Revenue
Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020,
17.590%, 11/01/45, 144A, (IF) (5)
11/25 at 100.00 A+ 1,811,900
3,030 Riverside County Public Financing Authority, California, Tax Allocation
Revenue Bonds, Desert Communities & Interestate 215 Corridor
Projects, Series 2017A, 4.000%, 10/01/40 - BAM Insured, (UB) (5)
10/27 at 100.00 AA 3,230,283
6,250 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Housing Bonds, Refunding Series 2017A, 4.000%,
10/01/39 - BAM Insured, (UB) (5)
10/27 at 100.00 AA 6,663,563
Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E:
7,100 0.000%, 12/01/41 No Opt. Call BBB+ 3,383,505
7,075 0.000%, 12/01/42 No Opt. Call BBB+ 3,223,299
7,050 0.000%, 12/01/43 No Opt. Call BBB+ 3,064,706
5,600 0.000%, 12/01/44 No Opt. Call BBB+ 2,324,280
14,445 Riverside County Transportation Commission, 3.000%, 6/01/49, (UB) (5) 6/31 at 100.00 N/R 12,161,968
3,000 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1,
4.000%, 6/01/46
6/31 at 100.00 N/R 3,115,932
Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series
2007:
550 0.000%, 9/01/36 - NPFG Insured No Opt. Call Baa2 340,175
660 0.000%, 9/01/37 - NPFG Insured No Opt. Call Baa2 392,489
Sacramento City Financing Authority California, Lease
Revenue Bonds, Master Lease Program Facilities Projects,
Tender Option Bond Trust 2016-XG0100:
2,500 17.903%, 12/01/30 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA- 4,399,075
1,790 18.044%, 12/01/30 - AMBAC Insured, 144A, (IF) No Opt. Call AA- 3,146,874
3,000 18.227%, 12/01/30 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA- 5,278,890
6,580 18.010%, 12/01/33 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA- 13,250,014
4,940 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
9/22 at 100.00 N/R 5,002,096
4,945 San Bernardino City, California, Pension Obligation Bonds, Taxable Series
2020A, 6.750%, 12/15/46, 144A
6/29 at 100.00 BBB 5,338,424
7,130 San Bernardino Community College District, California, General
Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44, (UB)
(5)
No Opt. Call AA 3,097,557
1,935 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG
Insured
No Opt. Call Baa2 2,083,918
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B:
5,000 4.000%, 7/01/46, (AMT) 7/31 at 100.00 N/R 5,131,020
10,000 4.000%, 7/01/51, (AMT), (UB) (5) 7/31 at 100.00 N/R 10,225,000

47
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 10,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2012 Series 2013C, 4.000%, 7/01/42, (UB)
(5)
7/23 at 100.00 AA- $ 10,283,100
20,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2012 Series 2017I, 4.000%, 7/01/47, (UB)
(5)
7/27 at 100.00 Aa2 21,099,200
San Diego Unified School District, San Diego County,
California, General Obligation Bonds, Refunding Series
2012R-2:
10,000 0.000%, 7/01/40, (UB) (5) No Opt. Call AA- 10,247,400
29,410 0.000%, 7/01/41, (UB) (5),(6) 7/40 at 100.00 AA- 30,045,844
1,250 San Dieguito Union High School District, San Diego County, California,
General Obligation Bonds, Election 2012, Series 2021E-2, 3.000%,
8/01/43
8/30 at 100.00 AA 1,173,162
137,340 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43,
(AMT), (UB) (5)
5/28 at 100.00 A 150,699,062
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2019A:
10,000 5.000%, 5/01/38, (AMT), (UB) (5) 5/29 at 100.00 A 11,162,400
68,500 5.000%, 5/01/44, (AMT), (UB) (5) 5/29 at 100.00 A 75,706,885
27,150 4.000%, 5/01/49, (AMT), (UB) (5) 5/29 at 100.00 A 27,797,799
2,000 4.000%, 5/01/49, (AMT) 5/29 at 100.00 A 2,046,472
68,650 5.000%, 5/01/49, (AMT), (UB) (5) 5/29 at 100.00 A 75,438,799
42,100 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 4.000%, 5/01/50,
(AMT), (UB) (5)
5/29 at 100.00 A 43,056,512
12,660 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 4.000%, 5/01/50,
(AMT)
5/29 at 100.00 A 12,939,799
11,350 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2020C-1, 3.000%,
8/01/50, (UB)
8/29 at 100.00 AA 10,721,210
6,505 San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue
Bonds, Series 2019A, 3.000%, 7/01/44, (UB) (5)
7/27 at 100.00 AA 6,259,957
San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission
Bay South Redevelopment Project, Subordinate Series
2016D:
2,750 0.000%, 8/01/26, 144A 5/22 at 81.92 N/R 2,256,760
8,905 0.000%, 8/01/31, 144A 5/22 at 64.06 N/R 5,718,079
17,120 0.000%, 8/01/43, 144A 5/22 at 35.02 N/R 6,048,667
San Francisco Redevelopment Agency, California, Special
Tax Bonds, Community Facilities District 6, Mission Bay
South, Series 2005B:
1,375 0.000%, 8/01/30 8/22 at 62.66 N/R 853,559
3,020 0.000%, 8/01/34 8/22 at 49.31 N/R 1,474,666
San Mateo County Joint Powers Financing Authority,
California, Lease Revenue Bonds, Cordilleras Mental Health
Center, Series 2021A-1:
7,250 3.000%, 6/15/46, (UB) 6/31 at 100.00 AA+ 6,657,023
14,025 2.500%, 6/15/55, (UB) (5) 6/31 at 100.00 AA+ 10,529,549
20,035 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 0.000%,
7/01/51, (UB) (5),(6)
9/41 at 100.00 AA+ 16,296,068

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
48
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Sanger Unified School District:
$ 2,465 3.000%, 8/01/48, (UB) (5) 8/31 at 100.00 AA $ 2,240,365
3,325 3.000%, 8/01/51, (UB) 8/31 at 100.00 AA 2,958,884
2,150 4.000%, 8/01/55, (UB) (5) 8/31 at 100.00 AA 2,307,810
13,385 Sanger Unified School District, Fresno County, California, General
Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/45 - BAM
Insured, (UB) (5)
8/27 at 100.00 AA 14,079,548
5,350 Santa Ana Unified School District, Orange County, California, Certificates
of Participation, Financing Project, Series 1999, 0.000%, 4/01/32 - AGM
Insured
No Opt. Call A2 3,853,391
2,500 Santa Barbara Secondary High School District, Santa Barbara County,
California,General Obligation Bonds,  Election 2010 Series 2011A,
0.000%, 8/01/40
No Opt. Call AA 1,306,050
7,115 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39,
(AMT)
5/22 at 100.00 N/R 7,119,554
10,000 Santa Monica-Malibu Unified School District, 3.000%, 8/01/50, (UB) (5) 8/29 at 100.00 AA+ 8,928,700
Saugus-Castaic School Facilities Financing Authority,
California,  Community Facilities District 2006-1C, Special
Tax Bonds, Series 2013:
1,365 5.875%, 9/01/33 9/23 at 100.00 N/R 1,421,825
3,370 6.000%, 9/01/43 9/23 at 100.00 N/R 3,497,689
7,860 Savanna Elementary School District, Orange County, California, General
Obligation Bonds, Election 2008 Series 2012B, 0.000%, 2/01/52 - AGM
Insured (6)
No Opt. Call A2 6,985,889
Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara
County Tobacco Securitization Corporation, Series 2007A:
22,000 0.000%, 6/01/36 5/22 at 45.79 N/R 10,033,980
7,500 0.000%, 6/01/47 5/22 at 24.42 N/R 1,824,225
94,800 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Turbo Capital Appreciation Series 2007C,
0.000%, 6/01/56
4/22 at 12.05 N/R 11,393,064
11,435 Solano Community College District, Solano and Yolo Counties, California,
General Obligation Bonds, Election 2012 Series 2017C, 4.000%,
8/01/46, (UB) (5)
8/27 at 100.00 AA 12,244,026
15,580 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2016, Series 2017A, 4.000%,
8/01/47, (UB) (5)
8/27 at 100.00 AA- 16,706,278
4,050 State of California, 2.375%, 10/01/46, (UB) (5) 4/31 at 100.00 N/R (7) 3,148,106
4,665 Sweetwater Union High School District, California, General Obligation
Bonds, Refunding Series 2016, 4.000%, 8/01/42, (UB) (5)
2/26 at 100.00 BBB+ 4,744,818
5,000 Sweetwater Union High School District, San Diego County, California,
General Obligation Bonds, Election 2006 Series 2018C, 4.000%,
8/01/47, (UB) (5)
8/28 at 100.00 AA- 5,146,300
4,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex
East 2012B, 5.250%, 9/01/42
3/23 at 100.00 N/R 4,077,680

49
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017:
$ 3,230 5.500%, 9/01/27, 144A No Opt. Call N/R $ 3,365,014
3,655 5.750%, 9/01/32, 144A 9/27 at 100.00 N/R 3,914,834
4,940 6.125%, 9/01/37, 144A 9/27 at 100.00 N/R 5,284,219
13,245 6.250%, 9/01/47, 144A 9/27 at 100.00 N/R 14,091,223
5,000 Temecula Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2012 Series 2021D, 3.000%,
8/01/47, (UB) (5)
8/29 at 100.00 Aa1 4,584,400
6,950 The Regents of the University of California, Medical Center Pooled
Revenue Bonds, Tender Option Bond Trust 2016-XL0023, 17.665%,
5/15/38, 144A, (IF) (5)
No Opt. Call AA- 7,999,033
15,130 Tobacco Securitization Authority of Northern California, Tobacco
Settlement Asset-Backed Bonds, Refunding Sacramento County
Tobacco Securitization Corporation Series 2021B-2 Class 2, 0.000%,
6/01/60
12/30 at 33.42 N/R 2,570,133
95,575 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco Asset
Securitization Corporation, First Subordinate CABs, Series 2006B,
0.000%, 6/01/46
4/22 at 22.66 CCC- 19,312,840
3,000 Triview Metropolitan District 4, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48, 144A
12/23 at 103.00 N/R 3,123,720
10,615 Twin Rivers Unified School District, Sacramento and Placer Counties,
California, General Obligation Bonds, Election 2006 Series 2016,
4.000%, 8/01/43 - AGM Insured, (UB) (5)
8/26 at 100.00 A1 11,068,791
10,185 Union Elementary School District, Santa Clara County, California, General
Obligation Bonds, Election of 2014, Series 2017C, 4.000%, 9/01/46,
(UB) (5)
9/27 at 100.00 AA+ 10,875,441
University of California, General Revenue Bonds, Limited
Project Series 2012G:
3,140 5.000%, 5/15/37, (Pre-refunded 5/15/22) 5/22 at 100.00 AA- (7) 3,154,758
3,120 5.000%, 5/15/37, (Pre-refunded 5/15/22) 5/22 at 100.00 N/R (7) 3,134,602
10,325 University of California, General Revenue Bonds, Limited Project Series
2016K, 4.000%, 5/15/46, (UB) (5)
5/26 at 100.00 AA- 10,881,621
11,000 University of California, General Revenue Bonds, Limited Project Series
2018O, 4.000%, 5/15/48, (UB) (5)
5/28 at 100.00 AA- 11,651,310
21,805 University of California, General Revenue Bonds, Limited Project Series
2021Q, 3.000%, 5/15/51
5/31 at 100.00 AA- 19,247,710
1,250 University of California, General Revenue Bonds, Limited Project Series
2021Q, 3.000%, 5/15/51, (UB) (5)
5/31 at 100.00 AA- 1,103,400
University of California, General Revenue Bonds, Tender
Option Bond Trust 2016-XG0061:
535 17.985%, 5/15/36, (Pre-refunded 5/15/23), 144A, (IF) (5) 5/23 at 100.00 N/R (7) 611,639
1,965 17.985%, 5/15/36, 144A, (IF) (5) 5/23 at 100.00 AA 2,246,486
2,625 University of California, General Revenue Bonds, Tender Option Bond
Trust 2016-XL0001, 16.670%, 5/15/38, 144A, (IF) (5)
5/23 at 100.00 AA 2,998,327
4,895 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2021A-1, 3.000%, 8/01/51 -
AGM Insured, (UB) (5)
8/31 at 100.00 AA 4,291,740
3,510 West Sacramento Financing Authority, California, Special Tax Revenue
Bonds, Series 2014, 5.500%, 9/01/31
9/22 at 102.00 N/R 3,617,897
14,835 Western Placer Unified School District, Placer County, California,
Certificates of Participation, Refinancing Project, Series 2017, 4.000%,
8/01/49 - AGM Insured, (UB) (5)
8/27 at 100.00 AA 15,287,022

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
50
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 645 Westminster School District, Orange County, California, General
Obligation Bonds, Election 2008 Refunding Series 2013, 0.000%,
8/01/48 - BAM Insured (6)
8/39 at 100.00 AA $ 467,109
7,700 Westminster School District, Orange County, California, General
Obligation Bonds, Election 2008 Refunding Series 2013, 0.000%,
8/01/48 - BAM Insured, (UB) (5),(6)
8/39 at 100.00 AA 5,576,340
21,380 Westminster School District, Orange County, California, General
Obligation Bonds, Election 2008 Series 2013A, 0.000%, 8/01/52 - BAM
Insured, (UB) (5)
8/39 at 100.00 AA 15,494,727
25,920 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42, (UB) (5),(6)
No Opt. Call AA- 22,855,478
5,695,258 Total California 3,778,043,542
Colorado - 9.4%
Adonea Metropolitan District 2, Aurora, Arapahoe County,
Colorado, General Obligation Bonds, Refunding Limited
Tax Convertible to Unlimited Tax Series 2018A:
3,200 5.125%, 12/01/37, (Pre-refunded 12/01/23) 12/23 at 103.00 N/R (7) 3,457,568
4,940 5.125%, 12/01/45, (Pre-refunded 12/01/23) 12/23 at 103.00 N/R (7) 5,337,621
9,825 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 N/R 10,066,105
10,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R 8,739,100
1,216 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 1,
Refunding Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R 1,079,424
2,501 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R 2,219,250
Amber Creek Metropolitan District (In the City of Thornton),
Adams County, Colorado, Limited Tax (Convertible
to Unlimited Tax), General Obligation Refunding and
Improvement Bonds, Series 2017A:
500 5.000%, 12/01/37 12/22 at 103.00 N/R 509,040
1,507 5.125%, 12/01/47 12/22 at 103.00 N/R 1,524,948
464 Amber Creek Metropolitan District (In the City of Thornton), Adams
County, Colorado, Limited Tax (Convertible to Unlimited Tax), General
Obligation Refunding and Improvement Bonds, Series 2017B, 7.750%,
12/15/47
12/22 at 103.00 N/R 458,817
1,138 Antelope Heights Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Junior Lien Series Series 2021B, 5.500%, 12/15/37
9/26 at 103.00 N/R 1,064,451
Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding &
Improvement Convertible to Unlimited Tax Series 2018A:
2,240 5.000%, 12/01/38 12/23 at 103.00 N/R 2,324,963
5,480 5.125%, 12/01/48 12/23 at 103.00 N/R 5,652,730
2,000 Arvada West Town Center Business Improvement District, Colorado,
General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39
12/25 at 100.00 N/R 2,064,860
2,995 Aspen Reserve Metropolitan District, Thornton, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series
2017A, 5.875%, 12/01/47
12/22 at 103.00 N/R 3,101,622
527 Aspen Reserve Metropolitan District, Thornton, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2017B, 8.000%,
12/15/47
12/22 at 103.00 N/R 522,146

51
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,065 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/50
9/25 at 103.00 N/R $ 1,074,468
2,290 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2020B, 7.750%, 12/15/50
9/25 at 103.00 N/R 2,240,353
126,889 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 N/R 119,370,827
Aviation Station North Metropolitan District 2, Denver
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2019A:
2,250 5.000%, 12/01/39 9/24 at 103.00 N/R 2,281,365
5,920 5.000%, 12/01/48 9/24 at 103.00 N/R 5,932,195
4,279 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
9/24 at 103.00 N/R 4,202,192
3,260 Banning Lewis Ranch Metropolitan District 4, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series 2018A,
5.750%, 12/01/48
12/23 at 103.00 N/R 3,412,861
2,195 Banning Lewis Ranch Metropolitan District 5, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series 2018A,
5.750%, 12/01/48
12/23 at 103.00 N/R 2,297,880
2,500 Banning Lewis Ranch Regional Metropolitan District, Colorado Springs, El
Paso County, Colorado, Limited Tax General Obligation Bonds, Series
2018A, 5.375%, 12/01/48
12/23 at 103.00 N/R 2,586,450
Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A:
2,624 5.500%, 12/01/36 5/22 at 103.00 N/R 2,705,029
3,485 5.750%, 12/01/46 5/22 at 103.00 N/R 3,592,443
1,000 Baseline Metropolitan District 1, In the City and County of Broomfield,
Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/51
12/24 at 103.00 N/R 993,800
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 N/R 1,453,635
3,210 Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 0.000%, 12/01/49, 144A (6)
6/25 at 99.64 N/R 2,627,192
2,880 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 N/R 2,901,686
297 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020B-3, 8.000%, 12/15/50
12/25 at 103.00 N/R 236,581
865 Belleview Village Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020, 4.950%, 12/01/50
12/25 at 103.00 N/R 865,908
6,160 Bennett Crossing Metropolitan District, Bennett, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2020A-3, 6.125%,
12/01/49
6/25 at 103.00 N/R 6,324,287
Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Series 2021A:
1,625 5.000%, 12/01/41 3/26 at 103.00 N/R 1,641,153
1,635 5.000%, 12/01/51 3/26 at 103.00 N/R 1,620,072

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
52
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,690 Bent Grass Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2020,
5.250%, 12/01/49, 144A
6/25 at 103.00 N/R $ 1,736,357
2,312 Berkley Shores Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R 2,324,716
4,320 Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A, 4.750%,
12/01/52
12/26 at 103.00 N/R 3,979,930
2,915 Big Dry Creek Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Improvement
Series 2017A, 5.750%, 12/01/47
12/22 at 103.00 N/R 3,020,756
644 Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47
12/22 at 103.00 N/R 647,233
334 Bijou Creek Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%,
12/15/49
12/24 at 103.00 N/R 325,633
1,820 Bijou Creek Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series
2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 1,846,153
2,238 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2018A, 5.250%, 12/01/48
12/23 at 103.00 N/R 2,181,423
829 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2018B,
7.500%, 12/15/48
12/23 at 103.00 N/R 804,727
18,500 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3,
4.750%, 12/01/51
9/26 at 103.00 N/R 16,071,320
1,940 Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Capital
Appreciation Series 2015, 6.000%, 12/01/44, 144A
12/24 at 100.00 N/R 1,953,502
1,405 Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2019B-3, 8.500%,
12/15/49
12/24 at 103.00 N/R 1,383,475
675 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Subordinate Limited Tax Series 2017B, 7.000%, 12/15/47
12/22 at 103.00 N/R 663,667
1,835 Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 N/R 1,848,322
1,540 Bristol Metropolitan District, Aurora, Colorado,  Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.750%,
12/01/48
12/23 at 103.00 N/R 1,604,387
257 Bristol Metropolitan District, Aurora, Colorado,  Limited Tax General
Obligation Bonds, Subordinate Limited Tax Series 2019B, 8.000%,
12/15/48
12/23 at 103.00 N/R 253,780
1,600 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
5.000%, 12/01/49, 144A
12/25 at 103.00 N/R 1,643,632
3,500 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 N/R 3,605,980

53
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 7,075 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
(Convertible to Senior) Capital Appreciation (Convertible to Current
Interest), Limited Tax (Convertible to Unlimited Tax) Series, 0.000%,
12/01/48 (6)
6/24 at 85.96 N/R $ 4,984,691
Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A:
1,834 5.000%, 12/01/39 6/24 at 103.00 N/R 1,911,688
4,250 5.000%, 12/01/49 6/24 at 103.00 N/R 4,360,373
18,415 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Convertible to Senior Capital Appreciation Series 2019B, 7.500%,
12/01/49
6/24 at 79.97 N/R 12,112,466
1,241 Bromley Park Metropolitan District No. 2, In the City of Brighton, Adams
and Weld Counties, Colorado, Senior General Obligation Limited Tax
Refunding Bonds, Series 2018B, 6.375%, 12/15/47
12/23 at 103.00 N/R 1,266,751
1,000 Broomfield Village Metropolitan District 2, In the City and County of
Broomfield, Colorado, General Obligation Limited Tax and Revenue
Bonds, Refunding Series 2021A-1, 5.000%, 12/01/49, 144A
12/26 at 103.00 N/R 1,005,610
Buffalo Highlands Metropolitan District, Commerce
City, Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax, Refunding & Improvement
Series 2018A:
1,185 5.250%, 12/01/38 12/23 at 103.00 N/R 1,219,057
2,250 5.375%, 12/01/48 12/23 at 103.00 N/R 2,305,642
1,226 Buffalo Highlands Metropolitan District, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Refunding Subordinate Series
2018B, 7.625%, 12/15/46
12/23 at 103.00 N/R 1,217,259
3,188 Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams
County, Colorado, General Obligation Refunding and Improvement
Bonds, Series 2018B, 7.375%, 12/15/47
12/23 at 103.00 N/R 3,219,051
5,616 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
5/22 at 100.00 N/R 4,055,145
Canyons Metropolitan District 5, Douglas County,
Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Series 2017A:
3,140 6.000%, 12/01/37 12/22 at 103.00 N/R 3,192,124
8,270 6.125%, 12/01/47 12/22 at 103.00 N/R 8,419,273
8,425 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Subordinate Series
2017B, 8.000%, 12/15/47
12/22 at 103.00 N/R 8,338,391
6,602 Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
5/22 at 100.00 N/R 4,685,505
3,425 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
12/22 at 103.00 N/R 3,486,821
2,997 Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Subordinate Series
2017B, 8.000%, 12/15/47
12/22 at 103.00 N/R 2,966,191
3,163 Carousel Farms Metropolitan District, Town of Parker, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A, 5.375%,
12/01/51
3/27 at 103.00 N/R 2,866,300

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
54
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 4,960 Carriage Hills Metropolitan District, Frederick, Colorado, Limited Tax
General Obligation Bonds, Series 2018A, 5.500%, 12/01/47
12/23 at 103.00 N/R $ 5,115,942
3,740 Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado,
Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39
5/22 at 100.00 N/R 3,741,047
4,495 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Improvement Series 2018, 5.250%, 12/01/48
12/23 at 103.00 N/R 4,623,063
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement Series
2017:
3,000 5.000%, 12/01/29, 144A 12/22 at 103.00 N/R 3,109,920
4,750 5.000%, 12/01/37, 144A 12/22 at 103.00 N/R 4,874,070
21,270 5.000%, 12/01/47, 144A 12/22 at 103.00 N/R 21,645,841
3,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 N/R 3,031,950
4,222 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%,
6/01/37
12/25 at 100.00 N/R 4,309,353
1,671 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B,
8.000%, 6/15/37
5/22 at 103.00 N/R 1,669,914
1,375 Cherry Hills City Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2020A-3, 5.000%, 12/01/47
12/25 at 103.00 N/R 1,375,674
1,322 Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.250%, 12/01/47
12/23 at 103.00 N/R 1,355,896
1,000 Cielo Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2021(3), 5.250%, 12/01/50
6/26 at 103.00 N/R 944,790
1,450 Citadel on Colfax Business Improvement District, Aurora, Colorado,
Special Revenue and Tax Supported Bonds, Senior Series 2020A,
5.350%, 12/01/50
12/25 at 103.00 N/R 1,449,884
1,035 City Center West Residential Metropolitan District 2, Greeley, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 1,051,322
765 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2017B,
7.375%, 12/15/47
12/22 at 103.00 N/R 764,694
2,820 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Refunding & Improvement Series
2017A, 5.000%, 12/01/47
12/22 at 103.00 N/R 2,863,428
1,000 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series
2021A, 5.000%, 12/01/50
12/26 at 103.00 N/R 989,410
Colliers Hill Metropolitan District 2, Erie, Weld County,
Colorado, General Obligation Limited Tax Bonds, Series
2017A:
5,115 6.250%, 12/01/37, (Pre-refunded 12/01/22) 12/22 at 103.00 N/R (7) 5,423,588
8,170 6.500%, 12/01/47, (Pre-refunded 12/01/22) 12/22 at 103.00 N/R (7) 8,673,435
2,250 Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General
Obligation Limited Tax Bonds, Taxable Refunding Subordinate Series
2022B-1, 6.000%, 12/15/47 - BAM Insured
3/27 at 103.00 N/R 2,154,758

55
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds World Compass Academy
Project, Series 2017:
$ 4,350 5.375%, 10/01/37 10/27 at 100.00 N/R $ 4,293,754
8,925 5.500%, 10/01/47 10/27 at 100.00 N/R 8,733,380
6,625 5.625%, 10/01/52 10/27 at 100.00 N/R 6,635,733
1,350 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%,
7/01/46, 144A
7/25 at 100.00 BB 1,393,686
1,750 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series 2008,
6.500%, 7/01/38
5/22 at 100.00 BB+ 1,753,850
5,660 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Eagle Ridge Academy Project, Refunding &
Improvement Series 2016, 5.000%, 11/01/36, 144A
5/22 at 100.00 BB+ 5,666,679
905 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%,
1/15/44
1/24 at 100.00 BBB- 927,797
4,855 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Loveland Classical Schools Project, Series 2016,
5.000%, 7/01/46, 144A
7/26 at 100.00 BB 5,030,848
4,320 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Mountain Phoenix Community School, Series 2012,
7.000%, 10/01/42
10/22 at 100.00 N/R 4,355,942
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, New Summit Charter
Academy Project, Series 2021A:
350 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 322,668
350 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R 307,895
1,225 4.000%, 7/01/61, 144A 7/31 at 100.00 N/R 1,031,242
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Skyview Academy Project,
Series 2014:
2,025 5.125%, 7/01/34, 144A 7/24 at 100.00 BB 2,088,605
3,150 5.375%, 7/01/44, 144A 7/24 at 100.00 BB 3,239,051
2,700 5.500%, 7/01/49, 144A 7/24 at 100.00 BB 2,780,568
730 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%,
3/15/35
5/22 at 100.00 BB 732,526
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, University of Northern
Colorado Lab School, Refunding & Improvement Series
2015:
500 5.000%, 12/15/35 12/25 at 100.00 BBB- 531,980
2,500 5.000%, 12/15/45 12/25 at 100.00 BBB- 2,637,175
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds,Science Technology
Engineering and Math School Project, Refunding Series
2014:
890 5.000%, 11/01/44 11/24 at 100.00 Baa3 927,727
765 5.125%, 11/01/49 11/24 at 100.00 Baa3 798,316
1,475 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Global Village Academy - Northglenn Project, Series 2020, 5.000%,
12/01/50, 144A
12/30 at 100.00 N/R 1,446,267
54,085 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A, 3.000%, 11/15/51
11/31 at 100.00 AA 47,797,619

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
56
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 47,590 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2018A, 4.000%,
11/15/48, (UB) (5)
5/28 at 100.00 AA $ 49,810,074
12,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%,
8/01/43
2/24 at 100.00 N/R 12,455,760
4,085 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 N/R 3,977,319
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Catholic Health Initiatives, Tender Option Bond
Trust 2015-XF1025:
1,790 17.726%, 1/01/45, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 BBB+ (7) 1,980,384
3,940 17.734%, 1/01/45, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 BBB+ (7) 4,359,216
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic
Health Initiatives, Tender Option Bond Trust 2015-XF2195. Formerly
Tender Option Bond Trust 3364, 17.832%, 10/01/37, (Pre-refunded
11/13/23), 144A, (IF) (5)
11/23 at 100.00 BBB+ (7) 3,670,320
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's
Hospital Colorado Project, Series 2016A, 5.000%, 12/01/41, (UB) (5)
6/26 at 100.00 A+ 5,457,350
45 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 BBB+ 46,693
725 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R (7) 757,292
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Project, Refunding Bonds Series 2023A, 4.000%, 5/15/48 , (WI/DD,
Settling 2/15/23)
5/28 at 103.00 N/R 905,320
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Tender Option
Bond Trust 2015-XF2196. Formerly Tender Option Bond Trust 3367,
22.751%, 1/01/35, 144A, (IF) (5)
1/24 at 100.00 AA- 2,601,580
4,785 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Tender Option
Bond Trust 3366. As of 6/4/2015 Converted to Trust 2015-XF2048,
20.274%, 1/01/44, 144A, (IF) (5)
1/24 at 100.00 AA- 5,856,553
1,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A,
6.125%, 12/01/45, 144A
12/25 at 100.00 N/R 1,139,489
4,250 Colorado High Performance Transportation Enterprise, US 36 and I-25
Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%,
1/01/44, (AMT)
1/23 at 100.00 BBB- 4,373,292
31,920 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R 33,372,041
750 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Junior Lien Series 2018C,
12.500%, 12/15/38
12/23 at 103.00 N/R 751,792
6,285 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2016, 5.000%, 12/01/46
5/22 at 103.00 N/R 6,357,780
1,500 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Series 2018B, 7.500%, 12/15/38
12/23 at 103.00 N/R 1,506,090

57
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 15,070 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Convertible Capital Appreciation Series
2019A-2, 0.000%, 12/01/48 (6)
6/24 at 99.88 N/R $ 13,358,500
1,996 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Series 2019B-2, 8.750%, 12/15/48
6/24 at 103.00 N/R 2,003,046
30,925 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue
Refunding and Improvement Convertible Capital Appreciation Bonds,
Series 2019A-1, 0.000%, 12/01/47 (6)
6/24 at 94.26 N/R 25,878,658
13,000 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%,
12/01/50
9/25 at 103.00 N/R 12,695,020
3,130 Colorado Science and Technology Park Metropolitan District No.1,
Special Revenue  Improvement Bonds, Refunding Series 2018, 5.250%,
12/01/48
12/23 at 103.00 N/R 3,230,348
3,715 Colorado Springs Urban Renewal Authority, Colorado, Senior Special
Revenue Bonds, Canyon Creek Project, Series 2018A, 5.750%, 12/01/47
12/23 at 103.00 N/R 3,732,126
1,086 Colorado Springs Urban Renewal Authority, Colorado, Senior Special
Revenue Bonds, Canyon Creek Project, Series 2018B, 8.125%, 12/15/47
12/23 at 103.00 N/R 1,056,884
3,240 Colorado Tech Center Metropolitan District, Louisville, Colorado, General
Obligaiton Bonds, Series 2018, 0.000%, 12/01/47 (6)
No Opt. Call N/R 3,079,166
1,495 Commons at East Creek Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 N/R 1,504,149
5,915 Compark Business Campus Metropolitan District, Douglas County,
Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39,
(Pre-refunded 12/01/22)
12/22 at 100.00 N/R (7) 6,115,518
5,045 Compark Business Campus Metropolitan District, Douglas County,
Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%,
12/01/27, (Pre-refunded 12/01/22)
12/22 at 100.00 N/R (7) 5,311,023
1,125 Conestoga Metropolitan District 2, Ault, Weld County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2021A-
3, 5.250%, 12/01/51
9/26 at 103.00 N/R 1,088,246
4,420 Confluence Metropolitan District, Eagle County, Colorado, Limited
Tax Supported Revenue Bonds, Subordinate Series 2021B, 5.500%,
12/15/50
6/26 at 103.00 N/R 4,112,324
1,765 Constitution Heights Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2020, 5.000%,
12/01/49
6/25 at 103.00 N/R 1,800,476
Copper Ridge Metropolitan District, Colorado Springs,
Colorado, Tax Increment and Sales Tax Supported Revenue
Bonds, Series 2019:
1,141 4.000%, 12/01/29 12/24 at 103.00 N/R 1,120,998
2,950 5.000%, 12/01/39 12/24 at 103.00 N/R 2,965,665
1,750 5.000%, 12/01/43 12/24 at 103.00 N/R 1,756,720
Copperleaf Metropolitan District 3, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2017A:
840 5.000%, 12/01/37, (Pre-refunded 12/01/22) 12/22 at 103.00 N/R (7) 885,049
1,280 5.125%, 12/01/47, (Pre-refunded 12/01/22) 12/22 at 103.00 N/R (7) 1,349,683
506 Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2017B, 7.625%,
12/15/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R (7) 541,982

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
58
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,358 Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2021B, 5.500%,
12/15/36
9/26 at 103.00 N/R $ 1,273,695
Copperleaf Metropolitan District 4, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2020A:
1,685 5.000%, 12/01/39 3/25 at 103.00 N/R 1,739,763
3,030 5.000%, 12/01/49 3/25 at 103.00 N/R 3,091,933
3,945 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2020B, 7.875%,
12/15/49
3/25 at 103.00 N/R 3,860,538
2,000 Copperleaf Metropolitan District 6, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2018A, 5.250%, 12/01/48, (Pre-refunded 12/01/23)
12/23 at 103.00 N/R (7) 2,166,760
725 Copperleaf Metropolitan District 6, Arapahoe County, Colorado, Limited
Tax, General Obligation Bonds, Subordinate Series 2022B, 6.000%,
12/15/41
3/27 at 103.00 N/R 737,862
Cornerstar Metropolitan District, Arapahoe County,
Colorado, General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax, Refunding Series 2017A:
1,910 5.125%, 12/01/37 12/22 at 103.00 N/R 1,955,267
4,600 5.250%, 12/01/47 12/22 at 103.00 N/R 4,688,274
3,926 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017B, 5.250%, 12/01/47
12/22 at 103.00 N/R 3,997,532
5,185 Cornerstone Metropolitan District 2, Montrose and Ouray Counties,
Colorado, Limited Tax General Obligation Refunding Bonds, Series
2010A, 2.400%, 12/01/40 (4)
5/22 at 100.00 N/R 2,436,950
670 Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 682,261
Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Series 2018A:
4,060 5.625%, 12/01/38 12/23 at 103.00 N/R 4,256,017
9,665 5.750%, 12/01/48 12/23 at 103.00 N/R 10,109,976
1,630 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.000%,
12/15/48
12/23 at 103.00 N/R 1,609,576
2,375 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/25 at 100.00 N/R 2,440,526
4,663 Cumberland Green Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2015, 5.250%, 12/01/45
12/25 at 100.00 N/R 4,764,187
7,555 Cundall Farms Metropolitan District, In the City of Thornton, Colorado,
General Obligation Limited Tax Convertbile to Unlimited Tax, Refunding
Series 2017A, 5.000%, 12/01/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R (7) 7,960,175
750 Cundall Farms Metropolitan District, In the City of Thornton, Colorado,
General Obligation Limited Tax Convertbile to Unlimited Tax, Refunding
Series 2017B, 7.375%, 12/15/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R (7) 801,195
1,010 Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment
Revenue Bonds, Series 2020, 6.250%, 12/01/39
12/25 at 103.00 N/R 1,008,505

59
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A:
$ 3,470 4.000%, 12/01/43, (AMT), (UB) (5) 12/28 at 100.00 A $ 3,558,902
53,210 4.000%, 12/01/48, (AMT), (UB) (5) 12/28 at 100.00 A 54,191,192
15,500 5.000%, 12/01/48, (AMT), (UB) (5) 12/28 at 100.00 A 17,029,385
2,500 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien, Tender Option Bond Trust 2015-XF1036, 16.199%,
11/15/43, 144A, (IF) (5)
11/23 at 100.00 A 2,877,575
2,500 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 B 2,574,800
2,465 Denver Connection West Metropolitan District, City and County of Denver,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2017A, 5.375%, 8/01/47, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R (7) 2,601,536
1,225 Denver Connection West Metropolitan District, City and County of Denver,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2017B, 8.000%, 8/01/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R (7) 1,314,327
Denver Gateway Center Metropolitan District, In the City
and County of Denver, Colorado, General Obligation
Limited Tax Bonds, Series 2018A:
2,717 5.500%, 12/01/38 12/23 at 103.00 N/R 2,830,897
8,550 5.625%, 12/01/48 12/23 at 103.00 N/R 8,869,599
1,855 Denver Gateway Center Metropolitan District, In the City and County of
Denver, Colorado, General Obligation Limited Tax Bonds, Subordinate
Series 2018B, 7.875%, 12/15/48
12/23 at 103.00 N/R 1,861,307
1,800 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Subordinate Limited Tax Series
2019B, 6.000%, 12/01/48
6/24 at 103.00 N/R 1,870,704
2,110 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax
Series 2013, 5.375%, 12/01/42
6/23 at 100.00 N/R 2,131,417
870 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Subordinate Convertible to Senior Limited Tax
Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46
6/23 at 100.00 N/R 872,558
13,560 Denver, Colorado, Certificates of Participation, Convention Center
Expansion Project, Series 2018A, 4.000%, 6/01/48, (UB) (5)
6/26 at 100.00 Aa2 14,128,571
2,000 DIATC Metropolitan District, Commerce City, Adams County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2019, 5.000%, 12/01/49, 144A
9/24 at 103.00 N/R 2,040,700
3,425 Dinosaur Ridge Metropolitan District, Golden, Jefferson County, Colorado,
Special Revenue Refunding and Improvement Bonds, Series 2019A,
5.000%, 6/01/49
6/24 at 103.00 N/R 3,473,156
1,663 Dublin North Metropolitan District 2, El Paso County, Colorado, Limited
Tax General Obligation and Improvement Bonds, Refunding Series
2018A, 5.125%, 12/01/47
12/23 at 103.00 N/R 1,694,032
704 Dublin North Metropolitan District 2, El Paso County, Colorado, Limited
Tax General Obligation and Improvement Bonds, Subordinate Series
2018B, 7.250%, 12/15/47
12/23 at 103.00 N/R 689,469
E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A:
13,000 0.000%, 9/01/40, (UB) No Opt. Call A 6,967,610
1,500 0.000%, 9/01/41 No Opt. Call A 769,920

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
60
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B:
$ 70 0.000%, 9/01/30 - NPFG Insured No Opt. Call A $ 55,485
500 0.000%, 9/01/31 - NPFG Insured No Opt. Call A 382,435
500 0.000%, 9/01/33 - NPFG Insured No Opt. Call A 356,140
45,720 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2006A, 0.000%, 9/01/38 - NPFG Insured, (UB)
9/26 at 54.77 A 22,101,505
E-470 Public Highway Authority, Colorado, Toll Revenue
Bonds, Refunding Series 2006B:
22,685 0.000%, 9/01/35 - NPFG Insured, (UB) 9/26 at 63.78 A 12,802,960
24,145 0.000%, 9/01/37 - NPFG Insured, (UB) 9/26 at 57.65 A 12,301,636
20,555 0.000%, 9/01/39 - NPFG Insured, (UB) 9/26 at 52.09 A 9,438,034
20 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/28 - NPFG Insured
No Opt. Call A 16,932
4,010 East Creek Metropolitan District 1,  Aurora, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2019A, 5.250%, 12/01/48
6/24 at 103.00 N/R 4,109,689
584 East Creek Metropolitan District 1,  Aurora, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2019B,
8.000%, 12/15/48
6/24 at 103.00 N/R 572,951
550 Eaton Area Park and Recreation District, Colorado, General Obligation
Limited Tax Bonds, Series 2015, 5.500%, 12/01/38, (Pre-refunded
12/01/22)
12/22 at 100.00 N/R (7) 564,932
Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax
Supported Bonds, Refunding & Improvement Senior Series
2021A:
1,700 5.000%, 12/01/41, 144A 6/26 at 103.00 N/R 1,713,107
1,000 5.000%, 12/01/51, 144A 6/26 at 103.00 N/R 981,720
3,100 Erie Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds,
Series 2021, 4.000%, 12/01/38
9/26 at 103.00 N/R 2,834,268
2,405 Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2019A, 5.250%, 12/01/49
12/23 at 103.00 N/R 2,463,826
398 Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/49, 144A
12/23 at 103.00 N/R 396,862
520 First Creek Village Metropolitan District, Denver, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2019B, 6.750%, 8/01/49
9/24 at 103.00 N/R 536,604
1,043 Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado,
Limited Tax  General Obligation and Special Revenue Bonds, Refunding
Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R 1,019,991
611 Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado,
Limited Tax  General Obligation and Special Revenue Bonds, Refunding
Subordinate Series 2020B, 7.000%, 12/15/49
3/25 at 103.00 N/R 587,049
349 Flatiron Meadows Metropolitan District, Boulder County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2019B-1,
5.125%, 12/15/49
12/24 at 103.00 N/R 356,057
2,000 Flying Horse Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%,
12/01/49, 144A
9/24 at 103.00 N/R 2,001,860

61
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Foothills Metropolitan District, Fort Collins, Colorado,
Special Revenue Bonds, Series 2014:
$ 11,995 5.750%, 12/01/30 12/24 at 100.00 N/R $ 12,123,227
36,930 6.000%, 12/01/38 12/24 at 100.00 N/R 36,505,305
Fourth Street Crossing Business Improvement District,
Silverthorne, Summit County, Colorado, Special Revenue
and Tax Supported Bonds,  Senior Series 2019A:
2,340 5.125%, 12/01/38, 144A 6/24 at 103.00 N/R 2,403,250
2,740 5.375%, 12/01/49, 144A 6/24 at 103.00 N/R 2,816,939
700 Fourth Street Crossing Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds,  Subordinate Series 2019B, 8.000%, 12/15/49
6/24 at 103.00 N/R 686,623
800 Frisco, Colorado, Marina Enterprise Revenue Bonds, Series 2019, 5.000%,
12/01/48
12/26 at 100.00 N/R 819,144
16,375 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R 15,115,435
3,428 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2020B, 6.500%, 6/03/50,
144A
6/25 at 103.00 N/R 3,282,481
Gardens on Havana Metropolitan District 3, Arapahoe
County, Colorado, Special Revenue Bonds, Refunding
Series 2017A:
2,890 5.125%, 12/01/37 12/22 at 103.00 N/R 2,959,273
2,525 5.250%, 12/01/47 12/22 at 103.00 N/R 2,577,773
1,704 Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado,
Special Revenue Bonds, Refunding Subordinate Series 2017B, 7.750%,
12/15/47
12/22 at 103.00 N/R 1,710,168
1,370 Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51
12/26 at 103.00 N/R 1,173,254
1,320 Glen Metropolitan District. 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2017, 5.000%, 12/01/47
12/22 at 103.00 N/R 1,346,994
5,490 Granby Ranch Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018, 5.500%, 12/01/52, 144A
12/23 at 103.00 N/R 5,602,380
Grand Junction Dos Rios General Improvement District,
Grand Junction, Mesa County, Colorado, Special Revenue
Bonds, Series 2021:
2,575 4.500%, 12/01/41 12/26 at 103.00 N/R 2,333,903
3,010 4.750%, 12/01/51 12/26 at 103.00 N/R 2,655,271
2,500 Great Western Metropolitan District 5, Colorado, General Obligation
Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50
12/25 at 102.00 N/R 2,523,300
4,995 Green Gables Metropolitan District 2, Jefferson County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2018A, 5.750%, 12/01/48
12/23 at 103.00 N/R 5,194,800
5,255 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%,
12/01/50
9/25 at 103.00 N/R 5,430,097
1,580 Greenways Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3,
4.625%, 12/01/51, 144A
9/26 at 103.00 N/R 1,388,488
2,565 Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado,
General Obligaiton Bonds, Limited Tax Convertible to Unlimited Tax
Series 2017, 5.000%, 9/01/47, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R (7) 2,702,561

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
62
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 750 Harvest Junction Metropolitan District, Longmont, Colorado, General
Obligation Bonds, Refunding and Improvement Series 2012, 5.375%,
12/01/37
12/22 at 100.00 N/R $ 758,543
Haskins Station Metropolitan District, Arvada, Colorado,
General Obligation Bonds, Limited Tax Special Revenue
Convertible to Unlimited Tax Series 2019A:
690 5.000%, 12/01/39 12/24 at 103.00 N/R 707,905
1,125 5.000%, 12/01/49 12/24 at 103.00 N/R 1,139,828
1,327 Haskins Station Metropolitan District, Arvada, Colorado, General
Obligation Bonds, Limited Tax Special Revenue Subordinate Series
2019B, 8.750%, 12/15/49
12/24 at 103.00 N/R 1,301,561
4,575 Hawthorn Metropolitan District No. 2, Jefferson County, Colorado,
General Obligation, Refunding Series 2017A, 5.000%, 12/01/47
12/22 at 103.00 N/R 4,654,148
820 Hawthorn Metropolitan District No. 2, Jefferson County, Colorado,
General Obligation, Refunding Series 2017B, 7.250%, 12/15/47
12/22 at 103.00 N/R 811,128
16,080 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%,
12/01/44
12/24 at 100.00 N/R 16,543,908
4,684 Hess Ranch Metropolitan District 6, Parker, Colorado, General Obligation
Bonds, Limited Tax Subordinate Series 2020B, 8.000%, 12/15/49
3/25 at 103.00 N/R 4,594,770
20,140 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Convertible Capital Appreciation Series 2020A-2,
0.000%, 12/01/49 (6)
3/25 at 93.28 N/R 15,513,439
13,500 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R 13,891,635
1,145 Hidden Creek Metropolitan District, Weld County, Colorado, Limited Tax
General Obligation Bonds, Series 2021A-3, 4.625%, 12/01/45, 144A
9/26 at 103.00 N/R 1,002,848
575 Highlands Metropolitan District 1, Broomfield City  and County, colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R 556,824
1,395 Highlands-Mead Metropolitan District, Mead, Weld County Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020A, 5.125%, 12/01/50
9/25 at 103.00 N/R 1,396,813
1,565 Highline Crossing Metropolitan District, In the City of Aurora, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Series
2017A, 5.500%, 12/01/47
12/22 at 103.00 N/R 1,615,002
336 Highline Crossing Metropolitan District, In the City of Aurora, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
12/22 at 103.00 N/R 338,533
Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021A:
725 5.000%, 12/01/41, 144A 12/26 at 103.00 N/R 717,917
1,050 5.000%, 12/01/51, 144A 12/26 at 103.00 N/R 978,631
2,345 Home Place Metropolitan District, Thornton, Adams County, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited Tax
Series 2020A, 5.750%, 12/01/50
6/25 at 103.00 N/R 2,418,258
2,205 Horizon Metropolitan District 2, Arapahoe County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Series 2021A-3,
4.500%, 12/01/51, 144A
9/26 at 103.00 N/R 1,888,825
1,085 Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2019A,
5.125%, 12/01/48
12/23 at 103.00 N/R 1,108,111

63
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 208 Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48
12/23 at 103.00 N/R $ 207,952
1,123 Iliff Commons Metropolitan District 2, Aurora, Colorado, General
Obligation Bonds, Subordinate Limited Tax Series 2020B, 6.500%,
12/15/49
3/25 at 103.00 N/R 1,135,185
8,950 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
6/24 at 103.00 N/R 8,717,211
6,269 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 N/R 6,557,687
813 Inspiration Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax, Subordinate
Series 2021B, 5.000%, 12/15/36
12/26 at 103.00 N/R 759,407
2,170 Interpark Metropolitan District, In the City and County of Broomfield,
Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation
and Revenue Bonds, Series 2018, 5.500%, 12/01/48, 144A
12/23 at 103.00 N/R 2,236,706
1,610 Interquest South Business Improvement District, Colorado Springs, El
Paso County, Colorado, Public Improvement Fee Revenue Bonds, Series
2017, 5.000%, 12/01/47
12/22 at 103.00 N/R 1,628,998
Iron Mountain Metropolitan District 2, Windsor, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2019A:
500 5.000%, 12/01/39 12/24 at 103.00 N/R 506,350
1,300 5.000%, 12/01/49 12/24 at 103.00 N/R 1,302,717
1,555 Iron Works Village Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Series 2018A, 5.875%, 12/01/48, (Pre-refunded
12/01/23)
12/23 at 103.00 N/R (7) 1,651,908
534 Iron Works Village Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Series 2018B, 8.000%, 12/15/48, (Pre-refunded
12/15/23)
12/23 at 103.00 N/R (7) 601,802
1,225 Jay Grove Metropolitan District, Erie, Boulder County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51, 144A
9/26 at 103.00 N/R 1,049,800
16,120 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
12/23 at 103.00 N/R 16,526,385
1,000 Johnstown Village Metropolitan District 2, Weld County, own of
Johnstown, Colorado, General Obligation Limited Tax Bonds, Series
2020A, 5.000%, 12/01/50
9/25 at 103.00 N/R 1,006,760
2,500 Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A,
0.000%, 12/01/50 (6)
12/25 at 103.00 N/R 2,148,750
1,900 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50
12/25 at 103.00 N/R 1,907,828
3,850 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.500%, 12/15/52
12/25 at 103.00 N/R 3,778,698
2,955 Kit Carson County Health Service District, Colorado, Health Care Facility
Revenue Bonds, Series 2007, 6.750%, 1/01/34
5/22 at 100.00 N/R 2,863,956
Lake of the Rockies Metropolitan District, In the Town
of Monument, El Paso County,  Colorado, Subordinate
General Obligation Limited Tax Bonds, Series 2018B:
2,705 5.000%, 8/01/48 12/23 at 103.00 N/R 2,748,605
439 7.500%, 8/01/48 12/23 at 103.00 N/R 436,748

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
64
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Lakes at Centerra Metropolitan District 2, Loveland,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2018A:
$ 700 5.125%, 12/01/37 12/23 at 103.00 N/R $ 718,095
6,500 5.250%, 12/01/47 12/23 at 103.00 N/R 6,631,495
2,295 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/47
12/23 at 103.00 N/R 2,282,171
6,210 Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.750%, 12/15/46
12/23 at 100.00 N/R 4,682,340
1,329 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Junior Lien Series 2019C,
10.000%, 12/15/49
9/24 at 103.00 N/R 1,355,766
Lanterns Metropolitan District 1, Castle Rock, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Series 2019A:
875 5.000%, 12/01/39 9/24 at 103.00 N/R 901,644
5,170 5.000%, 12/01/49 9/24 at 103.00 N/R 5,269,936
1,368 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019B, 7.750%, 12/15/49
9/24 at 103.00 N/R 1,357,959
2,330 Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A-3, 4.500%,
12/01/50
9/26 at 103.00 N/R 2,018,596
7,135 Larkridge Metropolitan District No. 2, In the City of Thornton, Adams
County, Colorado, General Obligation, Limited Tax Convertible to
Unlimited Tax, Improvement Bonds, Refunding Series 2019, 5.250%,
12/01/48
12/23 at 103.00 N/R 7,324,006
6,000 Legato Community Authority, Commerce City, Colorado, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 0.000%, 12/01/51 (6)
6/26 at 100.67 N/R 4,592,460
3,169 Leyden Ranch Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax, Convertible to Unlimited Tax Bonds, Series
2017A, 5.125%, 12/01/47
12/22 at 103.00 N/R 3,228,134
2,095 Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45
5/22 at 102.00 N/R 2,123,953
1,280 Littleton Village Metropolitan District No. 2, In the City of Littleton,
Colorado, Subordinate Limited Tax General Obligation and Special
Revenue Refunding Bonds, Series 2018B, 7.625%, 12/15/28
12/23 at 103.00 N/R 1,298,829
1,180 Lochbuie Station Metropolitan District, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series
2020A, 5.750%, 12/01/50
9/25 at 103.00 N/R 1,216,899
1,295 Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder
County, Colorado, General Obligation Limited Tax Bonds, Series 2017A,
5.750%, 12/01/47, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R (7) 1,369,450
197 Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder
County, Colorado, General Obligation Limited Tax Bonds, Series 2017B,
8.000%, 12/15/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R (7) 211,440
Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A:
2,090 5.000%, 12/01/41 6/26 at 103.00 N/R 2,044,522
5,585 5.000%, 4/15/51 6/26 at 103.00 N/R 5,259,227
1,190 Mayfield Metropolitan District, Thornton, Colorado, General Oblgation
Bonds, Limited Tax Series 2020A, 5.750%, 12/01/50
6/25 at 103.00 N/R 1,238,338
1,460 Mead Western Meadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2018, 5.000%, 12/01/47
12/28 at 100.00 N/R 1,508,545

65
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,921 Meadowbrook Heights Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A(3), 4.875%,
12/01/51
9/26 at 103.00 N/R $ 2,581,492
Meadowlark Metropolitan District, Parker Town, Douglas
County, Colorado, Limited Tax General Obligation Bond,
Convertible to Unlimited Tax Series 2020A:
525 4.875%, 12/01/40 9/25 at 103.00 N/R 527,893
750 5.125%, 12/01/50 9/25 at 103.00 N/R 750,975
3,170 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R 3,185,977
1,473 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2020B, 7.375%, 12/15/49
3/25 at 103.00 N/R 1,430,386
1,415 Mountain Brook Metropolitan District, Longmont, Boulder County,
Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.750%,
12/01/51
12/26 at 103.00 N/R 1,243,714
1,229 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds,  Series 2016B, 7.500%, 12/15/46
5/22 at 103.00 N/R 1,226,935
Mountain Shadows Metropolitan District, Colorado,
General Obligation Limited Tax Bonds, Refunding Series
2016:
1,500 5.000%, 12/01/35 12/25 at 100.00 N/R 1,540,200
5,300 5.000%, 12/01/46 12/25 at 100.00 N/R 5,388,298
2,250 Mountain Shadows Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44
12/25 at 100.00 N/R 2,310,953
985 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R 999,539
937 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.625%, 12/15/49
3/25 at 103.00 N/R 911,748
Murphy Creek Metropolitan District 3, Aurora, Colorado,
General Obligation Bonds, Refunding & Improvement
Series 2006:
5,770 6.000%, 12/01/26 (4) 5/22 at 100.00 N/R 5,770,000
10,910 6.125%, 12/01/35 (4) 5/22 at 100.00 N/R 10,910,000
1,760 North Holly Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.500%,
12/01/48
12/23 at 103.00 N/R 1,815,563
North Park Metropolitan District 1, in the City of Broomfiled,
Colorado, Special Revenue Bonds, Series 2018A-1:
4,410 5.375%, 12/01/34 12/23 at 103.00 N/R 4,658,636
2,845 5.750%, 12/01/48 12/23 at 103.00 N/R 3,002,414
North Park Metropolitan District 1, in the City of Broomfiled,
Colorado, Special Revenue Bonds, Series 2018A-2:
1,500 5.125%, 12/01/28 12/23 at 103.00 N/R 1,588,065
5,460 5.500%, 12/01/34 12/23 at 103.00 N/R 5,778,755
8,500 5.850%, 12/01/48 12/23 at 103.00 N/R 8,983,905
2,000 North Pine Vistas Metropolitan District 2, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.750%,
12/01/46
5/22 at 103.00 N/R 1,536,380
1,129 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 N/R 1,002,654

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
66
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
North Range Metropolitan District 2, Adams County,
Colorado , Limited Tax General Obligation Bonds,
Refunding Special Revenue & Improvement Series 2017A:
$ 1,550 5.625%, 12/01/37 12/22 at 103.00 N/R $ 1,608,575
2,975 5.750%, 12/01/47 12/22 at 103.00 N/R 3,085,283
2,836 North Range Metropolitan District 2, Adams County, Colorado , Limited
Tax General Obligation Bonds, Special Revenue & Improvement
Subordinate Lien Series 2017B, 7.750%, 12/15/47
12/22 at 103.00 N/R 2,860,957
1,000 North Range Metropolitan District 3, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R 1,025,320
9,710 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49
3/25 at 103.00 N/R 9,905,268
2,000 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 N/R 2,000,660
865 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.500%, 12/15/50
12/25 at 103.00 N/R 844,491
3,470 Orchard Park Place North Metropolitan District, Westminster, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.250%, 12/01/48
6/24 at 103.00 N/R 3,556,264
611 Orchard Park Place North Metropolitan District, Westminster, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
6/24 at 103.00 N/R 606,558
1,000 Overlook Metropolitan District, Parker, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2021B-3, 5.500%, 12/15/51
9/26 at 103.00 N/R 914,440
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
10,575 5.000%, 12/01/39 12/24 at 103.00 N/R 10,976,533
31,090 5.000%, 12/01/49 12/24 at 103.00 N/R 31,888,080
3,712 Palisade Metropolitan District 2, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019, 7.250%,
12/15/49
12/24 at 103.00 N/R 3,627,292
1,745 Palisade Park North Metropolitan District 2, Colorado, General Obligation
Limited Tax Bonds, Convertible to Unlimited Tax Series 2018A, 5.625%,
12/01/47
12/23 at 103.00 N/R 1,808,919
800 Palisade Park North Metropolitan District 2, Colorado, General Obligation
Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/47
12/23 at 103.00 N/R 799,824
1,385 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 N/R 1,412,866
1,042 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/49
6/24 at 103.00 N/R 1,029,715
Parkdale Community Authority, Erie, Colorado, Limited Tax
Supported Revenue Bonds, District 1, Series 2020A:
1,310 5.000%, 12/01/40 9/25 at 103.00 N/R 1,338,742
3,335 5.250%, 12/01/50 9/25 at 103.00 N/R 3,361,880
1,449 Parker Automotive Metropolitan District (In the Town of Parker, Colorado),
General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45
12/26 at 100.00 N/R 1,482,718
3,786 Parker Automotive Metropolitan District, In the Town of Parker, Colorado,
Subordinate Limited Tax General Obligation Refunding Bonds, Series
2018B, 8.000%, 12/15/32
12/23 at 103.00 N/R 3,805,649

67
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,825 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51,
144A
3/26 at 103.00 N/R $ 2,841,244
1,652 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2021B,
7.625%, 12/15/51, 144A
3/26 at 103.00 N/R 1,594,031
1,000 Penrith Park Metropolitan District, Adams County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 1,015,280
1,200 Pinon Pines Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/50
9/25 at 103.00 N/R 1,213,212
1,450 Pomponio Terrace Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 1,476,941
3,085 Powers Metropolitan District In the City of Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series 2018,
5.375%, 12/01/48
12/23 at 103.00 N/R 3,186,034
3,015 Powhaton Road Metropolitan District 2, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2019A, 5.625%, 12/01/48
12/23 at 103.00 N/R 3,128,967
1,410 Powhaton Road Metropolitan District 2, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
12/23 at 103.00 N/R 1,410,494
Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property
Tax Supported Primary Improvements Revenue Bonds,
Refunding Series 2017A:
12,990 5.000%, 12/15/41, 144A 12/26 at 100.00 N/R 13,264,609
2,060 5.000%, 12/15/41, 144A 12/26 at 100.00 N/R 2,103,548
725 Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 4.875%, 12/15/44
12/25 at 103.00 N/R 725,276
2,000 Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
12/26 at 103.00 N/R 1,782,840
7,237 Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51
12/28 at 103.00 N/R 6,820,800
500 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited Tax
General Obligatoin Bonds, Subordinate Series 2021B, 7.250%, 12/15/51
9/26 at 103.00 N/R 473,725
1,480 Ptarmigan West Metropolitan District 2, Windsor, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2021-3,
4.125%, 12/01/51
9/26 at 103.00 N/R 1,234,527
400 Pueblo Urban Renewal Authority, Colorado, Tax Increment Capital
Appreciation Revenue Bonds, EVRAZ Project, Series 2021A and Tax
Increment Revenue Capital Appreciation Bonds, Series 2021B, 0.000%,
12/01/25, 144A
No Opt. Call N/R 338,568
2,580 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R 2,610,831
6,750 Raindance Metropolitan District 1, Acting by and through its Water Activity
Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable
Water Enterprise Revenue Bonds, Series 2020, 5.250%, 12/01/50
12/25 at 103.00 N/R 6,806,025
16,450 Raindance Metropolitan District No. 3, Town of Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/47
12/23 at 103.00 N/R 17,147,809
2,840 Raindance Metropolitan District No. 3, Town of Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2018B, 8.125%, 12/15/47
12/23 at 103.00 N/R 2,811,714

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
68
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special
Revenue Bonds, Series 2021:
$ 1,000 4.000%, 12/01/41 10/26 at 102.00 N/R $ 905,220
2,900 4.000%, 12/01/51 10/26 at 102.00 N/R 2,477,557
3,475 Range View Estates Metropolitan District, Mead, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R 3,524,484
515 Range View Estates Metropolitan District, Mead, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.750%, 12/15/49
3/25 at 103.00 N/R 502,161
12,890 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%, 12/01/51
12/26 at 103.00 N/R 11,682,723
900 Reata Ridge Village Metropolitan District 2, Parker, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%,
12/01/49
12/24 at 103.00 N/R 918,144
Reata South Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2018:
4,915 5.375%, 12/01/37 12/23 at 103.00 N/R 5,103,638
10,340 5.500%, 12/01/47 12/23 at 103.00 N/R 10,677,394
Red Sky Ranch Metropolitan District, Eagle County,
Colorado, General Obligation Bonds, Refunding &
Improvement Series 2015:
575 4.750%, 12/01/35 12/24 at 100.00 N/R 578,956
3,195 5.000%, 12/01/44 12/24 at 100.00 N/R 3,222,445
3,220 Regency Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 5.000%, 12/01/46
6/24 at 103.00 N/R 3,298,375
Regional Transportation District, Colorado, Certificates of
Participation, Series 2014A:
10,000 5.000%, 6/01/44 - AGM Insured, (UB) (5) 6/23 at 100.00 A1 10,300,400
Regional Transportation District, Colorado, Certificates
of Participation, Tender Option Bond Trust Series
2015-XF1031:
2,660 16.736%, 6/01/39, 144A, (IF) (5) 6/23 at 100.00 A1 2,989,627
2,745 16.728%, 6/01/44, 144A, (IF) (5) 6/23 at 100.00 A1 3,068,416
3,190 16.729%, 6/01/44, 144A, (IF) (5) 6/23 at 100.00 A1 3,565,846
3,750 16.736%, 6/01/44, 144A, (IF) (5) 6/23 at 100.00 A1 4,192,012
2,295 Remuda Ranch Metropolitan District, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 N/R 2,340,395
5,835 Rendezvous Metropolitan District 4, Timnath Town, Colorado, Limited Tax
General Obligation Bonds, Series 2018A, 5.625%, 12/01/48
12/23 at 103.00 N/R 6,052,412
5,438 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 N/R 5,553,068
1,325 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Series 2016B, 5.125%, 12/01/45
12/26 at 100.00 N/R 1,357,688
1,000 Reunion Metropolitan District, Acting By and Through its Water Activity
Enterprise,  Adams County, Colorado, Special Revenue Bonds, Series
2021, 3.625%, 12/01/44
6/26 at 103.00 N/R 820,260
3,300 Rex Ranch Metropolitan District, Boulder County, Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.750%, 12/01/47
12/23 at 103.00 N/R 3,438,996
398 Richards Farm Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2019B, 6.500%, 12/15/49
12/24 at 103.00 N/R 400,750

69
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 Ridgeline Vista Metropolitan District, Brighton, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.250%, 12/01/60
3/26 at 103.00 N/R $ 1,040,400
1,695 Ritoro Metropolitan District In the Town of Elizabeth, Elbert County,
Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation
Bonds, Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 1,729,612
1,028 River Park Metropolitan District, New Castle, Garfield County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%,
6/15/39
5/22 at 100.00 N/R 1,028,689
2,935 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 N/R 2,976,736
628 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49
9/24 at 103.00 N/R 615,760
6,345 Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 N/R 6,094,753
2,625 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 N/R 2,377,594
1,055 Sabell Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%,
12/01/50, 144A
3/25 at 103.00 N/R 1,072,028
2,315 Salisbury Heights Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2017A, 5.500%, 12/01/47
12/22 at 103.00 N/R 2,382,413
509 Salisbury Heights Metropolitan District, Douglas County, Colorado,
Limited tax General Obligation Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
12/22 at 103.00 N/R 511,718
Serenity Ridge Metropolitan District No. 2, In the City of
Aurora, Arapahoe County, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
and Improvement Bonds Series 2018A:
550 5.125%, 12/01/37, (Pre-refunded 12/01/23) 12/23 at 103.00 N/R (7) 594,742
1,000 5.125%, 12/01/43, (Pre-refunded 12/01/23) 12/23 at 103.00 N/R (7) 1,081,350
635 Serenity Ridge Metropolitan District No. 2, In the City of Aurora, Arapahoe
County, Colorado, General Obligation Bonds, Subordinate Limited Tax,
Refunding and Improvement Bonds Series 2018B, 7.250%, 12/15/35,
(Pre-refunded 12/15/23)
12/23 at 103.00 N/R (7) 708,349
Settler's Crossing Metropolitan District 1, Lakewood,
Colorado, Limited Tax General Obligation Bonds, Series
2020A:
1,280 5.000%, 12/01/40, 144A 9/25 at 103.00 N/R 1,313,370
3,125 5.125%, 12/01/50, 144A 9/25 at 103.00 N/R 3,159,687
2,900 Severance Shores Metropolitan District 4, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R 2,988,798
804 Severance Shores Metropolitan District 4, Weld County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2020B, 8.250%,
12/15/49
3/25 at 103.00 N/R 789,359
1,225 Sheridan Station West Metropolitan District, Lakewood, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2017, 6.000%, 12/01/47, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R (7) 1,297,336
Siena Lake Metropolitan District, Gypsum, Colorado,
General Obligation Limited Tax Bonds, Series 2021:
1,515 3.750%, 12/01/41 9/26 at 103.00 N/R 1,329,700
8,400 4.000%, 12/01/51 9/26 at 103.00 N/R 7,400,400

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
70
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,025 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 N/R $ 939,761
1,900 Silver Peaks Metropolitan District No. 2, In the Town of Lochbuie, Weld
County, Colorado, Limited Tax General Obligation Subordinate Bonds,
Series 2018B, 7.250%, 12/15/47
12/23 at 103.00 N/R 1,888,087
2,000 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Senior Series 2019A,
5.000%, 12/01/49
12/24 at 102.00 N/R 2,104,560
1,820 South Aurora Regional Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2018, 6.250%, 12/01/57
12/23 at 103.00 N/R 1,840,912
7,500 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R 7,780,350
1,950 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2018B, 8.000%, 12/15/47
12/23 at 103.00 N/R 1,918,975
1,000 South Timnath Metropolitan District No. 1,  In the Town of Timnath,
Larimer County, Colorado, Limited Tax General Obligation Bonds, Series
2019A, 5.500%, 12/01/48
6/24 at 103.00 N/R 1,036,740
2,208 South Timnath Metropolitan District No. 1,  In the Town of Timnath,
Larimer County, Colorado, Subordinate Limited Tax General Obligation
Bonds, Series 2019B, 8.000%, 12/15/48
6/24 at 103.00 N/R 2,185,059
SouthGlenn Metropolitan District, Colorado, Special
Revenue Bonds, Refunding Series 2016:
810 5.000%, 12/01/36 5/22 at 103.00 N/R 822,830
1,220 5.000%, 12/01/46 5/22 at 103.00 N/R 1,233,213
6,120 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%,
12/01/47
12/22 at 103.00 N/R 6,257,700
1,105 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2017B, 7.750%, 12/15/47
12/22 at 103.00 N/R 1,103,110
1,355 Spring Valley Metropolitan District 3, Elbert County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2020A,
5.000%, 12/01/49
3/25 at 103.00 N/R 1,383,401
Spring Valley Metropolitan District 4, Elbert County,
Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2020A:
1,910 5.000%, 12/01/40 9/25 at 103.00 N/R 1,898,406
2,270 5.125%, 12/01/50 9/25 at 103.00 N/R 2,211,616
St. Vrain Lakes Metropolitan District No. 2, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series
2017A:
1,500 5.000%, 12/01/37 12/22 at 103.00 N/R 1,554,915
9,100 5.125%, 12/01/47 12/22 at 103.00 N/R 9,431,240
1,084 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017B, 7.625%, 12/15/47
12/22 at 103.00 N/R 1,118,374
2,520 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 2,580,908
3,000 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Subordinate Series
2019B, 8.000%, 12/15/49
12/24 at 103.00 N/R 2,936,280

71
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Sterling Ranch Community Authority Board, Douglas
County, Colorado, Limited Tax Supported Revenue Bonds,
Senior Series 2017A:
$ 1,715 5.000%, 12/01/30 12/22 at 102.00 N/R $ 1,769,606
9,000 5.000%, 12/01/38 12/22 at 102.00 N/R 9,271,530
4,500 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported Revenue Bonds, Subordinate Series 2017B,
7.500%, 12/15/47
12/22 at 102.00 N/R 4,578,435
5,000 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
12/25 at 103.00 N/R 5,077,100
6,680 Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series
2015A, 8.000%, 12/01/45
12/22 at 102.00 N/R 6,533,374
2,275 Stone Creek Metropolitan District, In Douglas County Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R 2,361,018
595 Stone Creek Metropolitan District, In Douglas County, Colorado,
Subordinate General Obligation Limited Tax Bonds, Series 2018B,
7.875%, 12/15/47
12/23 at 103.00 N/R 596,470
7,500 Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds,
Limited Tax Convertible to Unlimited, Series 2007, 0.000%, 12/01/31 (4)
5/22 at 100.00 N/R 1,200,000
6,275 Tallman Gulch Metropolitan District,  Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement
Bonds,Subordinate Limited Tax General Obligation Bonds, Series
2018A, 5.250%, 12/01/47
12/22 at 103.00 N/R 6,489,605
1,360 Tallman Gulch Metropolitan District,  Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement
Bonds,Subordinate Limited Tax General Obligation Bonds, Series
2018B, 8.000%, 12/15/47
12/22 at 103.00 N/R 1,346,563
1,935 Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
& Improvement Series 2013, 5.125%, 11/01/38, (Pre-refunded 12/01/23)
12/23 at 100.00 N/R (7) 2,028,054
Talon Pointe Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Refunding & Improvement
Series 2019A:
1,755 5.250%, 12/01/39 12/25 at 103.00 N/R 1,767,934
5,540 5.250%, 12/01/51 12/25 at 103.00 N/R 5,353,801
984 The Village at Dry Creek Metropolitan District No. 2, In the City of
Thornton, Adams County, Colorado, Limited Tax General Obligation and
Special Revenue Bonds, Series 2019, 4.375%, 12/01/44
9/24 at 103.00 N/R 967,951
1,275 Third Creek Metropolitan District 1, Commerce City, Colorado, Limited Tax
General Obligation Bonds, Series 2022A-1, 4.750%, 12/01/51
3/27 at 103.00 N/R 1,124,741
1,000 Three Springs Metropolitan District 1, Durango, La Plata County, Colorado,
Limited Tax General Obligation Bonds, Refunding Subordinate Series
2020B, 7.125%, 12/15/50
12/25 at 103.00 N/R 956,290
1,730 Timberleaf Metropolitan District, Adams County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series
2020A, 5.750%, 12/01/50
6/25 at 103.00 N/R 1,789,581
Timnath Ranch Metropolitan District 4, Larimer County,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2018A:
1,500 5.250%, 12/01/37 12/23 at 103.00 N/R 1,549,890
2,850 5.375%, 12/01/47 12/23 at 103.00 N/R 2,928,232

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
72
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 953 Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%,
12/15/47
12/23 at 103.00 N/R $ 954,677
Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Series 2019A:
1,020 5.000%, 12/01/39 9/24 at 103.00 N/R 1,045,673
3,380 5.000%, 12/01/49 9/24 at 103.00 N/R 3,427,760
3,400 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 0.000%, 12/01/51 (6)
3/26 at 103.00 N/R 2,931,038
Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited
Bonds, Series 2021A-1:
700 5.000%, 12/01/41 3/26 at 103.00 N/R 736,379
10,025 5.000%, 12/01/51 3/26 at 103.00 N/R 10,313,118
8,730 Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50, 144A
12/26 at 103.00 N/R 7,751,018
1,605 Two Bridges Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.625%, 8/01/48
12/23 at 103.00 N/R 1,662,941
9,500 Valagua Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2008, 0.775%, 12/01/37 (4)
5/22 at 100.00 N/R 1,814,500
Velocity Metropolitan District 3, In the City of Aurora,
Colorado, Limited Tax General Obligation Bonds, Series
2019:
5,870 5.375%, 12/01/39 12/23 at 103.00 N/R 6,145,303
38,055 5.500%, 12/01/48 12/23 at 103.00 N/R 39,808,574
5,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 0.000%, 12/01/50 (6)
12/23 at 81.31 N/R 3,471,650
8,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
12/23 at 103.00 N/R 8,040,240
2,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R 2,018,540
1,400 Village at Southgate Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48,
144A
12/23 at 103.00 N/R 1,447,894
764 Village at Southgate Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2018B,
7.750%, 12/15/40, 144A
12/23 at 103.00 N/R 761,311
3,825 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.250%,
12/01/50
9/25 at 103.00 N/R 3,876,676
586 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2020B, 8.125%, 12/15/50
9/25 at 103.00 N/R 574,807
1,655 Village East Metropolitan District 3, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2017A, 5.000%, 12/01/46
12/22 at 103.00 N/R 1,680,851
245 Village East Metropolitan District 3, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%,
12/15/46
12/22 at 103.00 N/R 244,583
1,750 Village Metropolitan District In the Town of Avon, Eagle County, Colorado,
Special Revenue and Limited Property Tax Bonds, Refunding &
Improvement Series 2020, 5.000%, 12/01/49
12/25 at 103.00 N/R 1,852,357

73
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,020 Villages of Johnstown Metropolitan District No. 3, Town of Johnstown,
Colorado, Limited Tax General Obligation Bonds, Series 2020A and
Subordinate Limited Tax General Obligation Bonds, Series 2020B,
5.000%, 12/01/50
12/25 at 103.00 N/R $ 1,020,337
1,750 Villas Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.125%, 12/01/48
12/23 at 103.00 N/R 1,784,318
690 Villas Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Subordinae Lien Series 2018B, 7.750%,
12/15/48
12/23 at 103.00 N/R 682,707
4,145 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 4,203,818
600 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Limited
Tax Series 2019B, 7.750%, 12/15/49
12/24 at 103.00 N/R 591,600
1,660 Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2016A, 6.500%, 12/01/46
5/22 at 103.00 N/R 1,679,638
2,180 Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax
General Obligation Bonds, Series 2018, 5.750%, 12/01/46
5/22 at 103.00 N/R 2,228,178
10,950 Waterfront at Foster Lake Metropolitan District 2, Weld County, Colorado,
Special Revenue Bonds, Series 2022, 4.625%, 12/01/28
No Opt. Call N/R 10,441,920
2,500 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 5.000%, 12/01/51
3/27 at 103.00 N/R 2,417,300
1,300 Westcreek Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2019A, 5.375%, 12/01/48
6/24 at 103.00 N/R 1,338,597
1,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Convertible Capital Appreciation Bonds,
Series 2021A-2, 5.750%, 12/01/50
3/26 at 99.11 N/R 812,540
Westerly Metropolitan District 4, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-1:
750 5.000%, 12/01/40 3/26 at 103.00 N/R 763,553
1,000 5.000%, 12/01/50 3/26 at 103.00 N/R 998,460
5,355 Westgate Metropolitan District, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 5.125%,
12/01/51
3/27 at 103.00 N/R 5,015,011
1,500 Westown Metropolitan District, In the City of Arvada, Jefferson County,
Colorado, General Obligation Limited Tax Convertible to Unlimited Tax
Bonds, Series 2017A, 5.000%, 12/01/47, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R (7) 1,578,900
849 Westown Metropolitan District, In the City of Arvada, Jefferson County,
Colorado, General Obligation Limited Tax Convertible to Unlimited Tax
Bonds, Series 2017B, 7.375%, 12/15/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R (7) 906,002
1,965 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 N/R 2,002,728
313 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%,
12/15/49
6/24 at 103.00 N/R 309,657
4,600 Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51
9/26 at 103.00 N/R 3,914,462

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
74
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Whispering Pines Metropolitan District No.1, In the City of
Aurora, Colorado, Limited Tax Convertible to Unlimited Tax,
General Obligation Refunding and Improvement Bonds,
Series 2017A:
$ 1,000 5.000%, 12/01/37 12/22 at 103.00 N/R $ 1,024,500
2,544 5.000%, 12/01/47 12/22 at 103.00 N/R 2,582,007
1,948 Whispering Pines Metropolitan District No.1, In the City of Aurora,
Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation
Refunding and Improvement Bonds, Series 2017B, 7.375%, 12/15/47
12/22 at 103.00 N/R 1,915,157
2,780 White Buffalo Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation bonds, Convertible to Unlimited Tax Bonds,
Series 2020, 5.500%, 12/01/50
6/25 at 103.00 N/R 2,845,302
595 Wild Plum Metropolitan District, Columbine Valley, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%,
12/01/49
12/24 at 103.00 N/R 612,832
6,500 Wildwing Metropolitan District 5, Colorado, Limited Tax General
Obligation Bonds, Refunding & Improvement Series 2018A, 5.375%,
12/01/48
12/23 at 103.00 N/R 6,703,125
1,707 Wildwing Metropolitan District 5, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/48
12/23 at 103.00 N/R 1,708,280
1,460 Willow Bend Metropolitan District, City of Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 N/R 1,484,820
756 Willow Bend Metropolitan District, City of Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.625%, 12/15/49
9/24 at 103.00 N/R 738,899
3,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 3,753,169
650 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49
12/24 at 103.00 N/R 633,094
19,610 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Convertible Capital Appreciation Series
2021A-2, 0.000%, 12/01/51, 144A (6)
9/26 at 97.28 N/R 12,596,680
Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1:
3,785 4.000%, 12/01/41, 144A 9/26 at 103.00 N/R 3,310,134
49,660 4.125%, 12/01/51 9/26 at 103.00 N/R 41,595,713
3,265 Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2017A, 6.500%, 12/01/47
12/27 at 103.00 N/R 3,416,267
1,635 Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
12/27 at 103.00 N/R 1,610,835
Windsor Highlands Metropolitan District 9, Windsor,
Larimer County, Colorado, Limited Tax Supported Revenue
Bonds, Series 2019:
3,300 5.000%, 12/01/39 9/24 at 103.00 N/R 3,381,939
9,315 5.000%, 12/01/49 9/24 at 103.00 N/R 9,433,207
1,185 Winsome Metropolitan District No. 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.125%, 12/01/50, 144A
9/26 at 103.00 N/R 1,070,648
1,500 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2020B-2, 7.500%, 12/15/40
12/25 at 103.00 N/R 1,461,285

75
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,200 Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Limited Tax Convertible
to Unlimited Tax Bonds, Series 2018A, 5.875%, 12/01/48
12/23 at 103.00 N/R $ 2,284,942
292 Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Subordinate General
Obligation Limited Tax Bonds, Series 2018B, 8.125%, 12/15/48, 144A
12/23 at 103.00 N/R 289,302
2,148,493 Total Colorado 2,026,927,926
Connecticut - 0.2%
7,050 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
5/22 at 100.00 Caa1 7,050,776
9,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 N/R 9,006,750
5,335 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45, (UB) (5)
6/26 at 100.00 AA- 5,810,775
3,380 Connecticut State, General Obligation Bonds, Series 2020C, 3.000%,
6/01/40, (UB) (5)
6/30 at 100.00 A 3,181,695
3,500 Great Pond Improvement District, Connecticut, Special Obligaiton
Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%,
10/01/48, 144A
10/26 at 102.00 N/R 3,411,625
4,412 Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority
Distribution Payment Public Improvement Bonds, Series 2015A, 6.750%,
2/01/45, 144A
2/23 at 100.00 B 4,514,970
32,677 Total Connecticut 32,976,591
Delaware - 0.1%
Delaware Economic Development Authority, Delaware,
Revenue Bonds, ASPIRA of Delaware Charter Operations
Inc. DBA Las Americas ASPIRA Academy Project, Series
2022A:
915 4.000%, 6/01/52 6/32 at 100.00 N/R 865,553
1,015 4.000%, 6/01/57 6/32 at 100.00 N/R 947,807
1,100 Delaware Economic Development Authority, Revenue Bonds, ASPIRA
of Delaware Charter Operations, Inc. Project, Series 2016A, 5.000%,
6/01/51
6/26 at 100.00 BB 1,141,261
Delaware Economic Development Authority, Revenue
Bonds, Odyssey Charter School Inc. Project, Series 2015A:
4,890 6.750%, 9/01/35, 144A 3/25 at 100.00 N/R 5,258,266
7,500 7.000%, 9/01/45, 144A 3/25 at 100.00 N/R 8,058,225
Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover
LLC Delaware State University Project, Series 2018A:
1,100 5.000%, 7/01/40 1/28 at 100.00 BB- 1,159,906
1,450 5.000%, 7/01/48 1/28 at 100.00 BB- 1,513,800
6,132 Millsboro, Delaware, Special Obligation Bonds, Plantation Lakes Special
Development District, Series 2018, 5.250%, 7/01/48, 144A
7/28 at 100.00 N/R 6,342,266
1,330 Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds,
Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B,
8.250%, 7/15/48
5/22 at 100.00 N/R 1,332,168
25,432 Total Delaware 26,619,252

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
76
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia - 2.0%
$ 1,770 District of Columbia Revenue Bonds, Rocketship Education DC Public
Charter School Inc., Obligated Group -Issue 2, Series 2021A, 5.000%,
6/01/61, 144A
6/29 at 100.00 N/R $ 1,855,987
2,630 District of Columbia Student Dormitory Revenue Bonds, Provident Group -
Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/35
10/22 at 100.00 BB- 2,660,087
319,990 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
5/22 at 22.66 N/R 71,332,171
10,000 District of Columbia Water & Sewer Authority, 4.000%, 10/01/51, (UB) 4/32 at 100.00 N/R 10,741,900
District of Columbia, Hospital Revenue Bonds, Children's
Hospital Obligated Group, Refunding Series 2015:
5,000 5.000%, 7/15/40, (UB) (5) 1/26 at 100.00 A1 5,415,100
10,000 5.000%, 7/15/44, (UB) (5) 1/26 at 100.00 A1 10,800,300
District of Columbia, Revenue Bonds, Ingleside at Rock
Creek Project, Series 2017A:
580 5.000%, 7/01/32 7/24 at 103.00 N/R 602,139
800 5.000%, 7/01/37 7/24 at 103.00 N/R 823,704
3,100 5.000%, 7/01/52 7/24 at 103.00 N/R 3,139,649
20,000 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55, 144A
5/30 at 100.00 N/R 17,190,800
565 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Taxable Series 2019B, 7.000%, 5/15/24, 144A
No Opt. Call N/R 556,627
2,000 District of Columbia, Tax Increment Revenue Bonds, Union Market
Infrastructure Project, Series 2021A, 4.250%, 6/01/46, 144A
6/28 at 100.00 N/R 1,394,340
83,520 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Capital Appreciation, Second Senior Lien Series 2010A,
0.000%, 10/01/37, (UB) (5)
No Opt. Call Baa1 42,712,963
Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien
Series 2019B:
104,020 4.000%, 10/01/49, (UB) (5) 10/29 at 100.00 Baa2 107,807,368
15,500 4.000%, 10/01/49 10/29 at 100.00 Baa2 16,033,329
40,300 3.000%, 10/01/50 - AGM Insured, (UB) (5) 10/29 at 100.00 A2 36,114,845
15,200 4.000%, 10/01/53 - AGM Insured, (UB) (5) 10/29 at 100.00 A2 15,944,648
15,200 4.000%, 10/01/53 10/29 at 100.00 Baa2 15,628,690
37,965 4.000%, 10/01/53, (UB) (5) 10/29 at 100.00 Baa2 39,111,163
Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B:
2,450 0.000%, 10/01/27 No Opt. Call A3 2,101,586
4,810 0.000%, 10/01/32 No Opt. Call A3 3,438,380
9,400 0.000%, 10/01/38 No Opt. Call Baa1 5,148,662
4,600 0.000%, 10/01/39 No Opt. Call Baa1 2,407,732
7,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior
Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 Baa1 8,560,720
6,170 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 4.000%, 10/01/51, (AMT), (UB)
10/31 at 100.00 A+ 6,382,186
5,000 Metropolitan Washington DC Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/48, (AMT), (UB) (5)
10/28 at 100.00 A+ 5,516,250
727,570 Total District of Columbia 433,421,326

77
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida - 14.2%
$ 1,495 A.H. at Turnpike South Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Phase 1 Project, Series
2015, 6.250%, 11/01/46
11/39 at 100.00 N/R $ 1,702,835
Alachua County Health Facilities Authority, Florida,
Continuing Care Retirement Community Revenue Bonds,
Oak Hammock at the University of Florida, Inc. Project,
Refunding Series 2012A:
2,500 8.000%, 10/01/42 10/22 at 102.00 N/R 2,629,600
2,500 8.000%, 10/01/46 10/22 at 102.00 N/R 2,629,600
32,215 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series
2022A, 5.000%, 11/15/61, 144A
11/29 at 103.00 N/R 27,317,354
2,125 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Taxable Refunding
Series 2022B, 6.500%, 11/15/33, 144A
No Opt. Call N/R 2,009,676
2,450 Amelia National Community Development District, Nassau County,
Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37
5/22 at 100.00 N/R 2,472,711
Amelia Walk Community Development District, Florida,
Special Assessment Bonds, Area 3-B Series 2018A:
2,530 5.250%, 11/01/39, 144A 11/29 at 100.00 N/R 2,691,313
4,220 5.375%, 11/01/49, 144A 11/29 at 100.00 N/R 4,506,116
1,585 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 5.000%, 5/01/36
5/28 at 100.00 N/R 1,657,847
Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A:
415 5.000%, 11/01/34, 144A 11/27 at 100.00 N/R 437,041
1,000 5.125%, 11/01/48, 144A 11/27 at 100.00 N/R 1,041,620
1,750 Astonia Community Development District, Polk County, Florida, Special
Assessment Revenue Bonds, Area 2 Project, Series 2021, 4.000%,
5/01/52, 144A
5/31 at 100.00 N/R 1,705,077
1,000 Astonia Community Development District, Polk County, Florida, Special
Assessment Revenue Bonds, North Parcel Assessment Area Project,
Series 2021, 4.000%, 5/01/51, 144A
5/31 at 100.00 N/R 974,940
745 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2017, 5.750%, 5/01/48
5/31 at 100.00 N/R 814,672
1,970 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1, 6.000%, 5/01/48
5/31 at 100.00 N/R 2,181,085
1,000 Avalon Park West Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2020 Project Area,
Refunding Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R 969,760
3,000 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021, 4.000%,
5/01/51
5/31 at 100.00 N/R 2,897,070
3,120 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 2 Project, Series 2016, 5.250%,
5/01/47
5/26 at 100.00 N/R 3,337,745
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3
Project, Series 2018:
1,145 5.300%, 5/01/39 5/29 at 100.00 N/R 1,225,905
1,940 5.375%, 5/01/49 5/29 at 100.00 N/R 2,066,527

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
78
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4
Project, Series 2020:
$ 910 4.300%, 5/01/42, 144A 5/30 at 100.00 N/R $ 922,376
1,655 4.450%, 5/01/52, 144A 5/30 at 100.00 N/R 1,681,894
3,925 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 3 Master Improvements Project, Series 2021,
4.000%, 5/01/52, 144A
5/32 at 100.00 N/R 3,785,034
21,265 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Series 2012, 6.700%, 5/01/42
5/22 at 100.00 N/R 21,356,652
3,485 Aventura Isles Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43
11/24 at 100.00 N/R 3,685,492
1,675 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2018 Project Series 2018,
5.000%, 11/01/48, 144A
11/28 at 100.00 N/R 1,763,004
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018:
570 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 613,776
935 5.000%, 11/01/49, 144A 11/29 at 100.00 N/R 991,119
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018:
3,340 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 3,593,473
5,470 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 5,839,006
1,460 5.125%, 11/01/51, 144A 11/29 at 100.00 N/R 1,555,674
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018:
480 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 516,427
820 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 875,317
2,585 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Series 2015, 5.250%,
11/01/46
11/25 at 100.00 N/R 2,711,743
1,990 Ballentrae Hillsborough Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2014, 5.500%,
11/01/44
11/25 at 100.00 N/R 2,064,446
1,825 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022, 4.125%, 11/01/51
11/32 at 100.00 N/R 1,764,355
4,380 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
11/01/48
11/28 at 100.00 N/R 4,625,105
2,000 Banyan Cay Community Development District, West Palm Beach, Florida,
Special Assessment Bonds, 2020-1, 4.000%, 11/01/51
11/30 at 100.00 N/R 1,906,480
920 Bartram Park Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series 2015A-2,
5.000%, 5/01/35
5/25 at 100.00 N/R 951,225
3,190 Bartram Park Community Development District, Florida, Special
Assessment Bonds, Series 2012-1, 5.875%, 5/01/37
5/22 at 100.00 N/R 3,194,370
3,985 Bartram Park Community Development District, Florida, Special
Assessment Bonds, Series 2012-3, 5.875%, 5/01/37
11/22 at 100.00 N/R 3,990,459
2,900 Bartram Park Community Development District, Florida, Special
Assessment Bonds, Series 2012-5, 5.800%, 5/01/37
11/22 at 100.00 N/R 2,903,596

79
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Bay County, Florida, Educational Facilities Revenue
Refunding Bonds, Bay Haven Charter Academy, Inc. Project,
Series 2013A:
$ 2,495 5.000%, 9/01/43 9/23 at 100.00 BBB $ 2,555,104
1,035 5.000%, 9/01/45 9/23 at 100.00 BBB 1,059,033
4,050 5.000%, 9/01/48 9/23 at 100.00 BBB 4,140,801
Beach Road Golf Estates Community Development District,
Bonita Springs, Florida, Special Assessment Bonds Series
2015:
80 5.000%, 11/01/36 11/25 at 100.00 N/R 82,557
8,380 5.000%, 11/01/46 11/25 at 100.00 N/R 8,588,913
110 Beacon Lakes Community Development District, Florida, Special
Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38
5/22 at 100.00 N/R 110,135
Beaumont Communit Development District 1, City of
Wildwood, Florida, Special Assessment Bonds, Series 2019
A-1:
1,780 5.500%, 11/01/39, 144A 11/29 at 100.00 N/R 1,908,320
2,060 5.625%, 11/01/49, 144A 11/29 at 100.00 N/R 2,210,174
980 Beaumont Communit Development District 1, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019 A-2, 5.625%, 11/01/32, 144A
No Opt. Call N/R 1,046,209
1,900 Beaumont Communit Development District 2, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019, 6.375%, 11/01/49, 144A
11/29 at 100.00 N/R 1,984,417
2,985 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2013, 6.500%, 11/01/43
11/28 at 100.00 BBB 3,519,524
1,000 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43
11/33 at 100.00 N/R 1,163,690
Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A:
725 5.375%, 11/01/36 11/27 at 100.00 N/R 770,740
1,050 5.500%, 11/01/46 11/27 at 100.00 N/R 1,111,310
2,000 Berry Bay Community Development District, Hillsborough County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2021,
4.000%, 5/01/51
5/31 at 100.00 N/R 1,926,640
3,200 Bexley Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Series 2016, 4.875%, 5/01/47
5/26 at 100.00 N/R 3,290,880
1,365 Boggy Branch Community Development District, Jacksonville, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2021, 4.000%,
5/01/51
5/31 at 100.00 N/R 1,317,143
28,195 Boggy Creek Improvement District, Orlando, Florida, Special Assessment
Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43
5/23 at 100.00 N/R 28,841,511
Boyette Park Community Development District, Florida,
Special Assessment Bonds, Series 2018:
1,785 5.000%, 5/01/38, 144A 5/28 at 100.00 N/R 1,846,975
2,980 5.125%, 5/01/48, 144A 5/28 at 100.00 N/R 3,081,916
2,075 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
5/22 at 100.00 N/R 2,075,726
19,445 Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A, 5.000%, 4/01/52 ,
(WI/DD, Settling 4/13/22)
4/32 at 100.00 N/R 21,780,928
7,500 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
4.000%, 10/01/49, (AMT), (UB) (5)
10/29 at 100.00 A 7,688,325
15,000 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
4.000%, 9/01/49, (AMT), (UB) (5)
9/29 at 100.00 A 15,580,200

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
80
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 15,000 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
4.000%, 9/01/49, (AMT)
9/29 at 100.00 A $ 15,570,366
Bullfrog Creek Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2017:
1,315 5.125%, 11/01/38 11/27 at 100.00 N/R 1,369,546
1,910 5.250%, 11/01/47 11/27 at 100.00 N/R 1,986,553
6,830 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.875%, 7/01/40, 144A
7/25 at 100.00 N/R 6,967,283
2,000 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
South Tech Schools Project, Series 2020A, 5.000%, 6/15/55, 144A
6/27 at 100.00 N/R 2,006,200
520 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021C, 5.000%, 6/01/56, 144A
6/31 at 100.00 N/R 529,526
4,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/56, 144A
12/28 at 100.00 N/R 3,589,520
12,840 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Series 2020A, 6.000%, 6/15/55, 144A
6/25 at 105.00 N/R 12,863,240
370 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Taxable Series 2020B, 7.000%, 6/15/25,
144A
No Opt. Call N/R 364,080
3,625 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pepin
Academies Inc., Series 2020A, 5.750%, 7/01/55
7/26 at 104.00 N/R 3,652,985
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, Pineapple Cove Classical Academy, Series
2019A:
750 5.125%, 7/01/39, 144A 1/29 at 100.00 N/R 783,150
10,455 5.250%, 7/01/49, 144A 1/29 at 100.00 N/R 10,825,839
1,000 5.375%, 7/01/54, 144A 1/29 at 100.00 N/R 1,039,710
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, The Florida Charter Educational
Foundation, Inc. Projects, Series 2018A:
1,000 5.375%, 6/15/38, 144A 6/28 at 100.00 N/R 1,043,490
1,970 5.375%, 6/15/48, 144A 6/28 at 100.00 N/R 2,025,692
2,290 Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, Coral
Gardens Apartments Project, Series 2018A, 4.850%, 1/01/54
1/23 at 105.00 CCC 1,810,245
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018:
730 6.100%, 8/15/38, 144A 8/28 at 100.00 N/R 781,458
4,030 6.200%, 8/15/48, 144A 8/28 at 100.00 N/R 4,281,512
3,955 6.375%, 8/15/53, 144A 8/28 at 100.00 N/R 4,228,014
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2021:
700 4.000%, 8/15/51, 144A 8/28 at 100.00 N/R 583,394
3,805 4.250%, 8/15/61, 144A 8/28 at 100.00 N/R 3,174,245
15,400 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund,
LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%, 7/01/56,
144A
7/31 at 100.00 N/R 15,718,780
2,680 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund,
LLC, Charter School Portfolio Projects, Taxable Series 2021A-2, 4.000%,
7/01/24, 144A
No Opt. Call N/R 2,641,113
Capital Trust Agency, Florida, Revenue Bonds, Odyssey
Charter School Project, Series 2017A:
3,490 5.375%, 7/01/37, 144A 7/27 at 100.00 Ba1 3,767,734
4,820 5.500%, 7/01/47, 144A 7/27 at 100.00 Ba1 5,170,270

81
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 42,506 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(4)
6/28 at 100.00 N/R $ 8,926,192
10,470 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School
Project, Series 2017A, 5.250%, 6/15/47, 144A
6/27 at 100.00 N/R 10,895,082
Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A:
1,000 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 1,034,710
5,425 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R 5,560,245
1,235 Capital Trust Agency, Florida, Revenue Bonds, St. Johns Classical
Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A
6/30 at 100.00 N/R 1,050,503
Capital Trust Agency, Florida, Revenue Bonds, Tallahassee
Classical School Inc., Series 2021A:
4,395 4.250%, 7/01/51, 144A 7/31 at 100.00 N/R 3,672,682
4,265 4.375%, 7/01/56, 144A 7/31 at 100.00 N/R 3,545,409
5,750 Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm
Coast Project, Series 2017A, 7.000%, 10/01/49, 144A (4)
4/24 at 103.00 N/R 3,435,625
Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A:
1,090 5.000%, 10/15/47, 144A 10/27 at 100.00 Ba2 1,130,439
895 5.000%, 10/15/52, 144A 10/27 at 100.00 Ba2 925,976
1,345 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/54, 144A
10/27 at 100.00 Ba2 1,390,205
2,750 Capital Trust Agency, Florida, Revenue Bonds, Wonderful Foundations
Charter School Portfolio Projects, Series 2020A-1, 5.000%, 1/01/55,
144A
7/30 at 100.00 N/R 2,709,657
1,250 Capital Trust Agency, Florida, Revenue Bonds, Wonderful Foundations
Charter School WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%,
1/01/56, 144A
1/31 at 100.00 N/R 1,229,863
Capital Trust Agency, Florida, Senior Living Facilities
Revenue Bonds, Elim Senior Housing, Inc. Project, Series
2017:
1,860 5.375%, 8/01/32, 144A 8/24 at 103.00 N/R 1,637,711
2,735 5.625%, 8/01/37, 144A 8/24 at 103.00 N/R 2,356,968
11,680 5.875%, 8/01/52, 144A 8/24 at 103.00 N/R 9,513,477
Carlton Lakes Community Developement District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2015:
770 5.625%, 11/01/36 11/26 at 100.00 N/R 824,139
1,855 5.750%, 11/01/47 11/26 at 100.00 N/R 1,979,322
Carlton Lakes Community Developement District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018:
625 5.125%, 5/01/38 5/28 at 100.00 N/R 661,150
1,235 5.250%, 5/01/49 5/28 at 100.00 N/R 1,305,840
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2014:
3,770 5.000%, 5/01/34 5/24 at 100.00 N/R 3,888,981
9,320 5.125%, 5/01/45 5/24 at 100.00 N/R 9,597,643
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2017:
1,595 5.000%, 5/01/32, 144A 5/27 at 100.00 N/R 1,691,099
3,800 5.000%, 5/01/48, 144A 5/27 at 100.00 N/R 3,967,466

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
82
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 4,525 Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%,
5/01/53
5/31 at 100.00 N/R $ 4,351,874
965 Chaparral of Palm Bay Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project, Series 2020A-
2, 4.000%, 5/01/31
No Opt. Call N/R 954,115
1,500 Chapel Creek Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021 Project, Series 2021, 4.000%,
5/01/52, 144A
5/31 at 100.00 N/R 1,439,085
3,845 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2015, 5.500%,
10/01/36, (AMT), 144A
10/25 at 100.00 N/R 4,019,217
3,000 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2021A, 4.000%,
10/01/51, (AMT), 144A
10/31 at 100.00 N/R 2,821,890
1,670 Cobblestone Community Development District, Florida, Special
Assessment Bonds, Area 1, Series 2022-1, 4.300%, 5/01/51 , (WI/DD,
Settling 4/01/22)
5/32 at 100.00 N/R 1,648,090
1,000 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Expansion Area Project, Series 2019,
5.000%, 6/15/49, 144A
6/29 at 100.00 N/R 1,041,750
2,705 Coconut Cay Community Development District, Florida, Special
Assessment Bonds, Series 2006, 5.375%, 5/01/36
5/22 at 100.00 N/R 2,707,921
Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series
2013A:
500 5.250%, 6/01/28 6/23 at 100.00 BBB- 513,325
2,130 5.625%, 6/01/33 6/23 at 100.00 BBB- 2,189,384
Collier County Industrial Development Authority, Florida,
Continuing Care Community Revenue Bonds, Arlington of
Naples Project, Series 2014A:
8,000 0.000%, 5/15/35, 144A (4),(8) 5/24 at 100.00 N/R 4,262,653
5,000 0.000%, 5/15/37, 144A (4),(8) 5/24 at 100.00 N/R 2,664,158
1,000 Collier County Industrial Development Authority, Florida, Continuing Care
Community Revenue Bonds, Arlington of Naples Project, Series 2015A,
0.000%, 5/15/49, 144A (4),(8)
5/25 at 100.00 N/R 532,832
Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A:
1,360 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R 1,388,097
2,205 5.000%, 12/01/47, 144A 12/27 at 100.00 N/R 2,214,548
1,000 Copper Creek Community Development District, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2019, 5.000%, 11/01/49, 144A
11/31 at 100.00 N/R 1,044,050
Corkscrew Farms Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2017:
1,870 5.000%, 11/01/38, 144A 11/32 at 100.00 N/R 1,900,649
3,790 5.125%, 11/01/50, 144A 11/32 at 100.00 N/R 3,828,696
8,750 County of Lee FL Airport Revenue, 4.000%, 10/01/51, (AMT), (UB) (5) 10/31 at 100.00 A2 8,951,688
Creek Preserve Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2019:
2,500 4.700%, 11/01/39, 144A 11/29 at 100.00 N/R 2,624,325
505 4.750%, 11/01/49, 144A 11/29 at 100.00 N/R 524,852

83
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Creekside at Twin Creeks Community Development
District, Florida, Special Assessment Bonds, Area 1 Project,
Series 2016A-1:
$ 755 5.250%, 11/01/37 11/28 at 100.00 N/R $ 803,773
1,930 5.600%, 11/01/46 11/28 at 100.00 N/R 2,071,315
5,000 Creekview Community Development District, Clay County, Florida, Special
Assessment Revenue Bonds, Phase 1 Project Series 2022, 4.750%,
5/01/53 , (WI/DD, Settling 4/12/22)
5/32 at 100.00 N/R 5,047,650
Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018:
2,335 5.250%, 11/01/39, 144A 11/29 at 100.00 N/R 2,542,839
3,420 5.375%, 11/01/50, 144A 11/29 at 100.00 N/R 3,712,957
1,460 Cross Creek North Community Development District, Clay County,
Florida, Special Assessment Bonds, Series 2022, 4.500%, 5/01/52 , (WI/
DD, Settling 4/18/22)
5/32 at 100.00 N/R 1,498,048
2,195 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014A-2, 7.000%,
5/01/30
5/24 at 100.00 N/R 2,294,060
2,185 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%,
5/01/44
5/24 at 100.00 N/R 2,256,974
5,880 Currents Community Development District, Collier County, Florida, Capital
Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41, 144A
No Opt. Call N/R 5,774,395
2,610 Cypress Bluff Community Development District, Florida, Special
Assessment Bonds, Series 2019, 5.100%, 5/01/48
5/29 at 100.00 N/R 2,737,733
115 Cypress Creek Community Development District, Hillborough County,
Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A,
6.000%, 5/01/45
5/32 at 100.00 N/R 120,242
605 Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Project, Series 2020,
4.125%, 5/01/51, 144A
5/32 at 100.00 N/R 596,373
1,000 DG Farms Community Development District, Florida,Capital
Improvement  Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R 944,110
Downden West Community Development District, Florida,
Revenue Bonds Series 2018:
1,000 5.400%, 5/01/39, 144A 5/29 at 100.00 N/R 1,082,930
3,205 5.550%, 5/01/49, 144A 5/29 at 100.00 N/R 3,451,080
Downtown Doral Community Development District,
Florida, Special Assessment Bonds, Assessment Area 1,
Series 2018A:
4,000 5.000%, 5/01/38, 144A 5/28 at 100.00 N/R 4,202,000
8,090 5.100%, 5/01/48, 144A 5/28 at 100.00 N/R 8,432,450
Downtown Doral Community Development District,
Florida, Special Assessment Bonds, Series 2015:
935 5.300%, 5/01/36 5/26 at 100.00 N/R 967,809
1,430 5.500%, 5/01/45 5/26 at 100.00 N/R 1,485,141
1,955 5.500%, 5/01/46 5/26 at 100.00 N/R 2,029,622
1,165 Eagle Pointe Community Development District, Manatee County, Florida,
Special Assessment Bonds, 2020 Project Assessment Area Series 2020,
4.125%, 5/01/40, 144A
5/30 at 100.00 N/R 1,172,806
1,000 East 547 Community Development District, Florida, Special Assessment
Bonds, Area 1 Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 963,320
8,825 East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2015, 4.750%, 5/01/36
5/22 at 100.00 N/R 8,850,593

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
84
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,205 East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33
5/23 at 100.00 N/R $ 2,242,816
1,000 East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019, 5.000%, 11/01/49
11/29 at 100.00 N/R 1,042,840
East Nassau Stewardship District, Florida, Special
Assessment Revenue Bonds, Series 2018:
1,565 5.125%, 5/01/39 5/29 at 100.00 N/R 1,668,525
2,645 5.250%, 5/01/49 5/29 at 100.00 N/R 2,795,130
1,000 East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 956,850
1,000 Eden Hills Community Development District, Lake Alfred, Florida, Special
Assessment Revenue Bonds, Series 2022, 4.125%, 5/01/52
5/32 at 100.00 N/R 963,230
1,500 Edgewater East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 1,465,830
Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2018A-1:
1,790 5.500%, 11/01/39, 144A 11/29 at 100.00 N/R 1,950,473
6,405 5.750%, 11/01/49, 144A 11/29 at 100.00 N/R 6,987,343
720 Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2,
5.600%, 11/01/29, 144A
No Opt. Call N/R 773,388
2,735 Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2021A,
4.000%, 11/01/51, 144A , (WI/DD, Settling 4/18/22)
11/31 at 100.00 N/R 2,667,582
4,000 Epperson Ranch Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.375%, 11/01/48
11/27 at 100.00 N/R 4,136,840
Epperson Ranch II Community Development District,
Florida, Capital Improvement Revenue Bonds, Series
2018A-1:
660 5.500%, 11/01/29, 144A No Opt. Call N/R 699,382
1,000 5.500%, 5/01/39, 144A 5/29 at 100.00 N/R 1,068,370
2,000 5.625%, 5/01/49, 144A 5/29 at 100.00 N/R 2,128,220
Escambia County Health Facilities Authority, Florida,
Health Care Facilities Revenue Bonds, Baptist Health Care
Corporation Obligated, Series 2020A:
45,230 3.000%, 8/15/50 - AGM Insured, (UB) (5) 2/30 at 100.00 BBB 39,390,355
7,275 4.000%, 8/15/50 - AGM Insured, (UB) (5) 2/30 at 100.00 A2 7,649,444
1,890 ESCROW MCLEOD USA, 8.250%, 5/04/26 (4) No Opt. Call N/R 37,800
4,295 Estancia at Wiregrass Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%,
11/01/45
5/27 at 100.00 N/R 4,839,305
Evergreen Community Development District, Florida,
Special Assessment Bonds, Series 2019:
1,245 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 1,306,429
2,410 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 2,515,124
500 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020, 4.200%, 5/01/50
5/30 at 100.00 N/R 500,320
1,425 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Charter School, Series 2019A, 6.125%,
6/15/46, 144A
6/26 at 100.00 N/R 1,476,158

85
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory
Incorporated Project, Series 2017A:
$ 765 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R $ 795,623
1,510 6.125%, 6/15/46, 144A 6/26 at 100.00 N/R 1,564,209
830 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2018A,
6.125%, 6/15/46, 144A
6/26 at 100.00 N/R 859,797
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey
School of St. Cloud, Series 2021A:
2,030 5.000%, 6/15/51, 144A 6/29 at 102.00 N/R 1,966,238
1,805 5.000%, 6/15/56, 144A 6/29 at 102.00 N/R 1,717,024
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Discovery High School Project,
Series 2020A:
3,000 5.000%, 6/01/40, 144A 6/29 at 100.00 N/R 3,079,650
2,500 5.000%, 6/01/55, 144A 6/29 at 100.00 N/R 2,534,350
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter
Elementary School Project, Series 2014A:
6,025 6.250%, 7/01/34 7/24 at 100.00 N/R 6,237,803
9,780 6.500%, 7/01/44 7/24 at 100.00 N/R 10,101,077
3,935 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series
2017A, 5.750%, 7/01/44, 144A
7/27 at 100.00 N/R 4,007,443
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C:
9,160 5.650%, 7/01/37, 144A 7/27 at 101.00 N/R 9,776,285
12,575 5.750%, 7/01/47, 144A 7/27 at 101.00 N/R 13,285,613
17,675 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Dreamers Academy Project, Series 2022A, 6.000%, 1/15/57,
144A
1/28 at 101.00 N/R 15,176,109
1,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Drs. Kiran & Pallavi Patel 2017 Foundation for Global
Understanding, Inc. Project, Series 2021A, 4.000%, 7/01/51, 144A
7/31 at 100.00 N/R 952,570
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A:
6,405 4.750%, 7/15/36, 144A 7/26 at 100.00 N/R 6,551,354
7,735 5.000%, 7/15/46, 144A 7/26 at 100.00 N/R 7,921,336
1,290 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Global Outreach Charter Academy, Series 2021A, 4.000%,
6/30/56, 144A
6/28 at 100.00 Ba2 1,205,544
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Miami Arts Charter School
Projects, Series 2014:
1,250 5.875%, 6/15/34, 144A 6/24 at 100.00 N/R 1,165,812
6,275 6.000%, 6/15/44, 144A 6/24 at 100.00 N/R 5,611,231
4,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Pepin Academies of Pasco County Inc., Series 2020A, 5.000%,
1/01/50, 144A
1/27 at 100.00 N/R 4,070,560

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
86
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School
Income Projects, Series 2015A:
$ 355 6.000%, 6/15/35, 144A 6/25 at 100.00 N/R $ 384,532
8,500 6.125%, 6/15/46, 144A 6/25 at 100.00 N/R 9,158,155
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2012A:
3,500 6.000%, 6/15/32, 144A 6/22 at 100.00 N/R 3,517,745
15,070 6.125%, 6/15/43, 144A 6/22 at 100.00 N/R 15,142,788
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2013A:
18,525 8.000%, 12/15/35, (Pre-refunded 6/15/23) 6/23 at 100.00 N/R (7) 19,838,793
4,000 8.500%, 6/15/44, (Pre-refunded 6/15/23) 6/23 at 100.00 N/R (7) 4,307,240
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A:
2,110 6.000%, 6/15/34 6/24 at 100.00 N/R 2,227,822
6,115 6.125%, 6/15/44 6/24 at 100.00 N/R 6,426,070
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C:
555 5.000%, 9/15/40, 144A 9/27 at 100.00 N/R 581,357
1,305 5.000%, 9/15/50, 144A 9/27 at 100.00 N/R 1,352,750
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Social Bonds-Unlocking Children
's Potential Charter Schools Project, Series 2020A:
850 5.000%, 6/01/40 6/28 at 100.00 N/R 865,258
1,950 5.000%, 6/01/50 6/28 at 100.00 N/R 1,963,221
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation
Inc Projects, Series 2017A:
3,225 6.000%, 6/15/37, 144A 6/27 at 100.00 N/R 3,293,789
6,215 6.125%, 6/15/47, 144A 6/27 at 100.00 N/R 6,292,750
8,210 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation Inc. Projects, Series
2016A, 6.375%, 6/15/46, 144A
6/26 at 100.00 N/R 8,945,944
113,865 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 120,299,511
210,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-
1, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 221,867,100
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project, Series 2019A:
1,565 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 5/22 at 102.00 N/R 1,572,731
130,740 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 5/22 at 103.00 N/R 131,064,235
456,840 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 5/22 at 103.00 N/R 457,880,019
16,140 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/23), 144A
5/22 at 102.50 N/R 15,671,133

87
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Jacksonville University Project, Series
2018A-1:
$ 1,700 4.750%, 6/01/38, 144A 6/28 at 100.00 N/R $ 1,740,902
4,200 5.000%, 6/01/48, 144A 6/28 at 100.00 N/R 4,323,648
6,535 Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Rollins College Project, Refunding Series 2020A, 3.000%, 12/01/48, (UB)
(5)
12/30 at 100.00 A2 5,539,066
3,885 Florida Housing Finance Corporation, Multifamily Mortgage Revenue
Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27
5/22 at 100.00 N/R 3,893,508
25,000 Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of
Transportation, Series 2021C., 3.000%, 7/01/51, (UB) (5)
7/31 at 100.00 AA 22,880,500
Flow Way Community Development District, Collier
County, Florida, Special Assessment Bonds, Phase 4
Project, Series 2015:
1,245 5.125%, 11/01/36 11/26 at 100.00 N/R 1,298,411
1,485 5.375%, 11/01/46 11/26 at 100.00 N/R 1,549,018
2,465 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 5 Project, Series 2016, 5.000%,
11/01/46
11/26 at 100.00 N/R 2,535,129
4,250 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2013, 6.500%, 11/01/44
11/24 at 100.00 N/R 4,496,585
Forest Brooke Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2017:
1,000 5.000%, 12/15/37 12/27 at 100.00 N/R 1,049,050
2,000 5.125%, 12/15/46 12/27 at 100.00 N/R 2,086,120
10,755 Fort Lauderdale, Florida, General Obligation Bonds, Parks & Recreation
Projects, Series 2020A, 3.000%, 7/01/49, (UB) (5)
7/29 at 100.00 Aa1 10,529,898
FRERC Community Development District, Ocoee, Florida,
Special Assessment Bonds, Series 2020:
5,720 5.375%, 11/01/40 11/29 at 100.00 N/R 5,826,621
8,390 5.500%, 11/01/50 11/29 at 100.00 N/R 8,558,052
1,630 Gateway Services Community Development District, Fort Myers Lee
County, Florida, Special Assessment Bonds, Refunding Series 2013,
5.750%, 5/01/33
5/23 at 100.00 N/R 1,671,402
1,900 Gracewater Sarasota Community Development District, Sarasota County,
Florida, Capital Improvement Revenue Bonds, Series 2021, 4.000%,
5/01/52, 144A
5/31 at 100.00 N/R 1,829,092
20 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Doral Breeze Project Series
2012, 5.500%, 11/01/32
11/22 at 100.00 N/R 20,244
3,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, North Parcel Assessment
Area Project, Improvement Series 2014A-1, 5.000%, 5/01/44
5/24 at 100.00 N/R 3,072,750
1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, North Parcel Assessment
Area, Refunding Series 2014A-2, 5.000%, 5/01/39
5/24 at 100.00 N/R 1,025,860
2,095 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 N/R 2,135,873
4,500 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45
5/24 at 100.00 N/R 4,686,660

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
88
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39
5/24 at 100.00 N/R $ 1,056,210
Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A:
1,845 4.750%, 11/01/39 11/29 at 100.00 N/R 1,931,364
3,695 5.000%, 11/01/50 11/29 at 100.00 N/R 3,862,716
1,000 Grande Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Area 1 Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 942,530
16,490 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A, 4.000%, 10/01/49, (AMT), (UB) (5)
10/29 at 100.00 A+ 16,969,529
8,830 Greater Orlando Aviation Authority, Florida, Special Purpose Airport
Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013,
5.000%, 11/15/36, (AMT)
5/23 at 100.00 N/R 9,005,629
1,140 Greeneway Improvement District, Orlando, Florida, Special Assessment
Revenue Bonds, Series 2013, 5.125%, 5/01/43
5/23 at 100.00 N/R 1,152,358
Grove Resort Community Development District, Orange
County, Florida, Special Assessment Revenue Bonds, Series
2017A:
1,150 5.000%, 11/01/28 No Opt. Call N/R 1,207,167
10,100 5.875%, 11/01/47 11/32 at 100.00 N/R 11,536,826
2,400 Hacienda Lakes Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2016, 4.625%, 5/01/46
5/26 at 100.00 N/R 2,446,848
4,785 Harmony Community Development District, Florida, Capital Improvement
Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%,
5/01/32
5/24 at 100.00 N/R 4,886,538
Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018:
930 5.100%, 5/01/38, 144A 5/32 at 100.00 N/R 991,845
1,870 5.250%, 5/01/49, 144A 5/32 at 100.00 N/R 1,985,641
1,680 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 3, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 N/R 1,606,265
Heights Community Development District, Florida, Tax
Increment & Special Assessment Revenue Bonds, Series
2017:
2,620 5.000%, 1/01/38 1/27 at 100.00 N/R 2,722,783
6,550 5.000%, 1/01/50 1/27 at 100.00 N/R 6,738,705
3,900 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2018, 5.125%, 1/01/50
1/29 at 100.00 N/R 4,079,517
760 Hemingway Point Community Development District, Florida, Special
Assessment Bonds, Phase 2 Project, Series 2014, 5.000%, 11/01/34
11/24 at 100.00 N/R 772,464
385 Heritage Harbour North Community Development District, Florida, Capital
Improvement Revenue Bond, Refunding Series 2017A-1, 5.250%,
5/01/38
5/27 at 100.00 N/R 403,730
645 Heron Isles Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2017A-2, 5.000%, 5/01/36, 144A
5/27 at 100.00 N/R 683,468
470 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area Four, Series 2019A-2,
5.375%, 11/01/29, 144A
No Opt. Call N/R 471,579
110 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area Three, Series 2019A-2,
5.375%, 11/01/29, 144A
No Opt. Call N/R 114,909

89
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2019A-1:
$ 810 5.250%, 11/01/39, 144A 11/29 at 100.00 N/R $ 859,572
2,185 5.375%, 11/01/49, 144A 11/29 at 100.00 N/R 2,292,196
4,470 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area One, Series 2016A-1,
6.250%, 11/01/47
11/36 at 100.00 N/R 5,165,845
Hidden Creek North Community Development District,
Florida, Special Assessment Bonds, 2019 Project, Series
2019A-1:
1,955 4.250%, 11/01/40 11/29 at 100.00 N/R 1,977,365
3,000 4.500%, 11/01/50 11/29 at 100.00 N/R 3,040,020
465 Highland Meadows Community Development District, Davenport, Florida,
Special Assessment Revenue Bonds, Series 2006A, 5.500%, 5/01/36
5/22 at 100.00 N/R 465,140
1,020 Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Area 4B/C Project,
Series 2017, 5.000%, 11/01/48
11/27 at 100.00 N/R 1,060,168
Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment
Revenue Bonds, Area 5 Project, Series 2017:
390 5.375%, 11/01/37 11/27 at 100.00 N/R 413,727
790 5.500%, 11/01/47 11/27 at 100.00 N/R 832,605
320 Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2017, 5.500%, 11/01/47
11/27 at 100.00 N/R 337,258
2,045 Highland Meadows West Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49,
144A
11/29 at 100.00 N/R 2,140,236
Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Series 2018:
710 5.250%, 6/15/39, 144A 12/29 at 100.00 N/R 748,993
1,205 5.375%, 6/15/49, 144A 12/29 at 100.00 N/R 1,267,263
1,000 Hills of Minneola Community Development District, Florida, Special
Assessment Revenue Bonds, South Parcel Assessment Area Phase 2,
Series 2021, 4.000%, 5/01/52, 144A
5/31 at 100.00 N/R 975,000
22,995 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa
General Hospital, Series 2020A, 3.500%, 8/01/55, (UB) (5)
2/31 at 100.00 Baa1 20,623,756
24,470 Hillsborough County, Florida, Utility Revenue Bonds, Series 2021A,
2.500%, 8/01/51, (UB) (5)
8/31 at 100.00 AA+ 19,280,158
Holly Hill Road East Community Development District,
Davenport, Florida, Special Assessment Revenue Bonds,
Area 3 Project, Series 2020:
350 5.000%, 11/01/41 No Opt. Call N/R 362,215
520 5.000%, 11/01/50 11/41 at 100.00 N/R 533,910
Hunter's Ridge Community Development District 1, Flagler
County, Florida, Special Assessment Bonds, Assessment
Area 1, Series 2019:
430 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 448,138
645 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 668,852

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
90
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Isles of Bartram Park Community Development District,
Saint Johns County, Florida, Special Assessment Bonds,
Series 2015:
$ 1,935 5.000%, 11/01/35 11/25 at 100.00 N/R $ 1,998,662
2,970 5.125%, 11/01/45 11/25 at 100.00 N/R 3,047,962
990 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2017, 5.000%,
11/01/47
11/27 at 100.00 N/R 1,019,660
K-Bar Ranch Community Development District, Florida,
Special Assessment Revenue Bonds, Parcel O-1 Project,
Series 2014:
490 5.125%, 11/01/34 11/24 at 100.00 N/R 501,535
895 5.375%, 11/01/44 11/24 at 100.00 N/R 917,339
K-Bar Ranch Community Development District, Florida,
Special Assessment Revenue Bonds, Parcel Q Project,
Series 2014:
610 5.125%, 11/01/34 11/24 at 100.00 N/R 624,359
1,030 5.375%, 11/01/44 11/24 at 100.00 N/R 1,055,709
3,230 Keys Cove II Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36
5/22 at 100.00 N/R 3,233,747
Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A:
825 5.000%, 1/15/49, 144A 7/29 at 100.00 N/R 849,791
825 5.000%, 1/15/54, 144A 7/29 at 100.00 N/R 847,218
1,160 Lake Powell Residential Golf Community Development District, Bay
County, FLorida, Special ASsessment Revenue Refunding Bonds, Series
2012, 5.750%, 11/01/32
11/23 at 100.00 N/R 1,193,686
8,180 Lakes by the Bay South Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34
5/24 at 100.00 N/R 8,497,302
Lakes by the Bay South Community Development District,
Florida, Special Assessment Bonds, Series 2012:
3,500 5.250%, 11/01/33 11/22 at 100.00 N/R 3,535,245
3,000 5.750%, 11/01/42 11/22 at 100.00 N/R 3,035,250
2,940 Lakeside Community Development District, Pasco County, Florida, Capital
Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45
5/25 at 100.00 N/R 3,054,425
Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018:
1,610 5.000%, 5/01/38 5/28 at 100.00 N/R 1,681,194
2,665 5.100%, 5/01/48 5/28 at 100.00 N/R 2,768,056
Lakeside Preserve Community Development District,
Lakeland, Florida, Special Assessment Bonds, Series 2019:
420 4.875%, 5/01/39 5/29 at 100.00 N/R 441,752
580 5.000%, 5/01/49 5/29 at 100.00 N/R 601,025
2,960 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 5.125%, 5/01/47, 144A
5/27 at 100.00 N/R 3,119,396
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Lakewood Centre &
Northwest Sector Projects, Series 2018:
1,095 5.500%, 5/01/39, 144A 5/29 at 100.00 N/R 1,188,283
1,815 5.650%, 5/01/48, 144A 5/29 at 100.00 N/R 1,967,769
915 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Lakewood Centre North Project, Series 2015, 4.875%,
5/01/35
5/25 at 100.00 N/R 944,536

91
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project,
Phase 1A, Series 2018:
$ 1,170 5.000%, 5/01/38 5/28 at 100.00 N/R $ 1,232,045
2,550 5.100%, 5/01/48 5/28 at 100.00 N/R 2,681,478
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project,
Phase 1B, Series 2018:
2,250 5.300%, 5/01/39 5/29 at 100.00 N/R 2,425,748
4,000 5.450%, 5/01/48 5/29 at 100.00 N/R 4,288,160
1,715 Lee County Housing Finance Authority, Florida, Multifamily Housing
Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47,
(Mandatory Put 9/15/27)
5/22 at 100.00 N/R 1,717,795
Lee County Industrial Development Authority, Florida,
Charter School Revenue Bonds, Lee County Community
Charter Schools, Series 2007A:
7,345 5.250%, 6/15/27 5/22 at 100.00 BB- 7,353,226
35,550 5.375%, 6/15/37 5/22 at 100.00 BB- 35,579,507
Lee County Industrial Development Authority, Florida,
Charter School Revenue Bonds, Lee County Community
Charter Schools, Series 2012A:
2,625 5.500%, 6/15/32 6/22 at 100.00 BB- 2,632,613
4,700 5.750%, 6/15/42 6/22 at 100.00 BB- 4,712,032
5,675 Lee County Industrial Development Authority, Florida, Healthcare Facilities
Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc.
Project, Series 2012, 5.750%, 10/01/42, (Pre-refunded 10/01/22)
10/22 at 100.00 N/R (7) 5,802,404
3,490 Lee County Industrial Development Authority, Florida, Healthcare Facilities
Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc.
Project, Series 2014, 5.500%, 10/01/47, (Pre-refunded 10/01/22)
10/22 at 102.00 N/R (7) 3,632,601
Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project,
Series 2017A:
790 5.375%, 12/01/32, 144A 12/22 at 105.00 N/R 757,460
2,000 5.625%, 12/01/37, 144A 12/22 at 105.00 N/R 1,900,980
7,650 5.750%, 12/01/52, 144A 12/22 at 105.00 N/R 6,928,146
12,000 Lee Memorial Health System, Florida, Hospital Revenue Bonds, Refunding
Fixed Rate Mode Series 2019A-1, 4.000%, 4/01/49, (UB) (5)
4/29 at 100.00 A2 12,411,120
190 Lexington Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2007, 5.400%, 5/01/37
5/22 at 100.00 N/R 190,108
4,750 LTC Rance Residential Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2021A, 4.000%, 5/01/52
5/31 at 100.00 N/R 4,582,183
1,185 Lucerne Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019, 4.750%, 5/01/50
5/29 at 100.00 N/R 1,227,506
Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019:
5,585 4.375%, 5/01/40 5/30 at 100.00 N/R 5,513,680
7,825 4.500%, 5/01/51 5/30 at 100.00 N/R 7,626,401
Majorca Isles Community Development District, Mianmi
Gardens, Florida, Special Assessment Bonds, Series 2015:
1,000 5.375%, 5/01/35 5/26 at 100.00 N/R 1,040,160
3,675 5.625%, 5/01/46 5/26 at 100.00 N/R 3,836,774
410 Meadow Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34
5/24 at 100.00 N/R 429,053

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
92
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,700 Mediterranea Community Development District, Riviera Beach, Florida,
Special Assessment Bonds, Area 2 Project, Refunding & Improvement
Series 2017, 5.000%, 5/01/48
5/28 at 100.00 N/R $ 2,830,545
Miami Beach, Florida, Resort Tax Revenue Bonds, Series
2015:
13,515 5.000%, 9/01/40, (UB) (5) 9/25 at 100.00 AA- 14,740,405
7,000 5.000%, 9/01/45, (UB) (5) 9/25 at 100.00 AA- 7,596,260
1,000 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter School
Inc Project, Series 2020A, 5.000%, 6/01/47, 144A
6/26 at 103.00 N/R 939,350
Miami Dade County Industrial Development Authority,
Florida, Educational Facilities Revenue Bonds, South
Florida Autism Charter School Project, Series 2017:
3,895 5.875%, 7/01/37, 144A 7/27 at 100.00 N/R 4,037,362
6,530 6.000%, 7/01/47, 144A 7/27 at 100.00 N/R 6,712,122
Miami World Center Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds,
Series 2017:
11,005 5.125%, 11/01/39 11/27 at 100.00 N/R 11,972,009
18,825 5.250%, 11/01/49 11/27 at 100.00 N/R 20,390,487
10,635 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018B, 4.000%, 4/01/53, (UB) (5)
4/28 at 100.00 A- 10,985,423
4,445 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital Project, Refunding Series 2021A,
4.000%, 8/01/51
8/31 at 100.00 N/R 4,542,278
4,530 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Inc. , Series 2017, 5.000%, 9/15/44, 144A
9/27 at 100.00 BBB 4,813,714
Miami-Dade County Industrial Development Authority,
Florida, Revenue Bonds, PInecrest Academy Project, Series
2014:
1,000 5.000%, 9/15/34 9/24 at 100.00 BBB 1,047,690
1,730 5.250%, 9/15/44 9/24 at 100.00 BBB 1,812,019
Miami-Dade County Industrial Development Authority,
Florida, Revenue Bonds, Youth Co-Op Charter Schools
Project, Series 2015A:
1,500 5.750%, 9/15/35, 144A 9/25 at 100.00 N/R 1,567,485
3,500 6.000%, 9/15/45, 144A 9/25 at 100.00 N/R 3,644,760
3,250 Miami-Dade County Industrual Development Authority, Florida, Revenue
Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/48
1/28 at 100.00 BBB- 3,410,160
15,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-1, 4.000%, 10/01/45 - AGM Insured, (AMT)
10/31 at 100.00 A3 15,507,600
Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Subordinate Series 2021B-1:
7,000 4.000%, 10/01/46, (AMT) 10/31 at 100.00 Aa3 7,182,210
1,700 4.000%, 10/01/46, (AMT), (UB) (5) 10/31 at 100.00 Aa3 1,744,251
15,625 4.000%, 10/01/50, (AMT) 10/31 at 100.00 Aa3 15,969,062
5,685 4.000%, 10/01/50, (AMT), (UB) (5) 10/31 at 100.00 Aa3 5,810,184
Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2018:
9,500 4.000%, 7/01/45, (UB) (5) 7/28 at 100.00 AA 10,111,135
18,515 4.000%, 7/01/48, (UB) (5) 7/28 at 100.00 AA 19,523,882
9,100 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2019B, 4.000%, 10/01/49, (UB) (5)
10/29 at 100.00 A+ 9,566,375
13,185 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 3.000%, 10/01/51, (UB) (5)
4/31 at 100.00 A+ 12,047,530

93
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Infrastrusture Project,
Refunding Series 2014B:
$ 980 5.000%, 5/01/29 5/23 at 100.00 N/R $ 997,836
6,705 5.000%, 5/01/37 5/23 at 100.00 N/R 6,798,870
13,905 Midtown Miami Community Development District, Florida, Special
Assessment Revenue Bonds, Parking Garage Project, Refunding Series
2014A, 5.000%, 5/01/37
5/23 at 100.00 N/R 14,099,670
4,075 Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29
No Opt. Call N/R 4,215,873
9,140 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
5/22 at 100.00 N/R 9,147,129
1,400 Miromar Lakes Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2012, 5.375%,
5/01/32
5/22 at 100.00 N/R 1,404,704
2,645 Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2014, 5.625%, 11/01/45
11/24 at 100.00 N/R 2,763,575
Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2018:
1,550 5.000%, 11/01/38, 144A 11/28 at 100.00 N/R 1,631,546
2,645 5.125%, 11/01/48, 144A 11/28 at 100.00 N/R 2,785,899
870 Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)
5/22 at 100.00 N/R 313,200
1,590 Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/22 (4)
No Opt. Call N/R 572,400
2,000 North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2021, 4.000%,
5/01/51
5/34 at 100.00 N/R 1,912,100
1,880 North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021A,
4.000%, 5/01/52, 144A
5/31 at 100.00 N/R 1,794,422
North Boulevard Community Development District, Haines,
Polk County, Florida, Special Assessment Bonds, Series
2019:
715 5.500%, 11/01/39 11/30 at 100.00 N/R 766,873
1,240 5.625%, 11/01/49 11/30 at 100.00 N/R 1,326,143
North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment
Area 1, Series 2019:
3,240 4.500%, 5/01/40 5/29 at 100.00 N/R 3,328,128
5,675 4.750%, 5/01/50 5/29 at 100.00 N/R 5,852,741
1,250 North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%,
5/01/51
5/30 at 100.00 N/R 1,214,763
8,055 North Springs Improvement District, Broward County, Florida, Water
Mangement Bonds, Parkland Bay Unit Area, Series 2018, 5.000%,
5/01/48
5/28 at 100.00 N/R 8,401,768
1,925 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 16, Refunding Series 2012,
5.750%, 8/01/32, (Pre-refunded 8/01/22)
8/22 at 100.00 N/R (7) 1,953,837

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
94
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit
2C, Series 2014:
$ 2,700 5.000%, 8/01/34 8/24 at 100.00 N/R $ 2,810,160
3,500 5.000%, 8/01/46 8/24 at 100.00 N/R 3,610,005
13,280 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 5.500%,
8/01/46
8/26 at 100.00 N/R 14,209,334
Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit
53, Series 2018A:
3,280 5.500%, 8/01/39 8/29 at 100.00 N/R 3,611,805
5,730 5.625%, 8/01/49 8/29 at 100.00 N/R 6,319,044
3,400 Ocean and Highway Port Authority, Florida, Port Facilities Revenue Bonds,
Worldwide Terminals Fernandina, LLC Project, Series 2019, 5.500%,
12/01/49, (AMT), 144A
12/29 at 100.00 N/R 2,954,056
2,245 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36
5/26 at 100.00 N/R 2,339,717
Osceola Chain Lakes Community Development District,
Florida, Capital Improvement Revenue Bonds, Series 2018:
935 5.125%, 5/01/38 5/28 at 100.00 N/R 976,841
1,130 5.250%, 5/01/48 5/28 at 100.00 N/R 1,178,737
Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2:
1,250 0.000%, 10/01/40 10/29 at 68.72 BBB- 611,150
3,905 0.000%, 10/01/41 10/29 at 66.18 BBB- 1,826,056
2,850 0.000%, 10/01/42 10/29 at 63.69 BBB- 1,271,841
4,425 0.000%, 10/01/43 10/29 at 61.27 BBB- 1,881,953
2,600 0.000%, 10/01/44 10/29 at 59.08 BBB- 1,054,872
4,675 0.000%, 10/01/45 10/29 at 56.95 BBB- 1,810,908
1,000 Osceola Village Center Community Development District, Florida, Special
Assessment Bonds, 2021 Project, Series 2021, 4.000%, 5/01/51, 144A
5/31 at 100.00 N/R 952,050
1,045 Pacific Ace Community Development District, 4.125%, 5/01/42 , (WI/DD,
Settling 4/14/22)
5/32 at 100.00 N/R 1,046,829
Palm Beach County Health Facilities Authority, Florida,
Revenue Bonds, Sinai Residences of Boca Raton Project,
Series 2014A:
320 6.750%, 6/01/24 6/22 at 102.00 N/R 329,238
1,000 6.850%, 6/01/26 6/22 at 102.00 N/R 1,029,030
1,000 7.000%, 6/01/29 6/22 at 102.00 N/R 1,029,210
5,000 7.375%, 6/01/44 6/22 at 102.00 N/R 5,149,000
11,600 7.500%, 6/01/49 6/22 at 102.00 N/R 11,948,000
9,815 Palm Beach County, Florida, Revenue Bonds, Provident Group - LU
Properties LLC Lynn University Housing Project, Series 2021A, 5.000%,
6/01/57, 144A
6/31 at 100.00 N/R 10,506,467
7,115 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A, 5.000%, 4/01/51, 144A
4/29 at 100.00 Ba1 7,430,408
1,180 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2019, 4.300%,
5/01/50
5/30 at 100.00 N/R 1,187,163
550 Park Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44
11/27 at 100.00 N/R 628,045

95
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Parker Road Community Development District, Florida,
Capital Improvement Revenue Bonds, Refudning Series
2020:
$ 800 3.875%, 5/01/40 5/30 at 100.00 N/R $ 777,616
1,000 4.100%, 5/01/50 5/30 at 100.00 N/R 986,790
920 Parkland Preserve Community Development District, St Johns County,
Florida, Special Assessment Revenue Bonds, Series 2019B, 5.500%,
11/01/32
No Opt. Call N/R 982,100
Pelican Marsh Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series
2012:
90 4.875%, 5/01/22 No Opt. Call N/R 90,138
1,330 5.375%, 5/01/31 5/22 at 100.00 N/R 1,334,469
8,115 Pine Island Community Development District, Florida, Special Assessment
Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35
5/22 at 100.00 N/R 8,124,251
9,720 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021, 7.000%,
1/01/57, 144A
12/22 at 108.00 N/R 8,295,728
1,000 Poinciana West Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Series 2016-2, 5.700%,
5/01/37
5/27 at 100.00 N/R 1,059,440
Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2018:
500 5.250%, 11/01/38 11/29 at 100.00 N/R 528,205
1,000 5.375%, 11/01/49 11/29 at 100.00 N/R 1,054,220
1,870 Preston Cove Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2022, 4.125%, 5/01/52
5/32 at 100.00 N/R 1,789,141
2,315 Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments
Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45,
(AMT)
5/22 at 100.00 N/R 2,317,037
Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2012:
60 5.750%, 11/01/22 No Opt. Call N/R 61,063
1,250 6.125%, 11/01/32 No Opt. Call N/R 1,402,188
1,000 6.875%, 11/01/42 11/32 at 100.00 N/R 1,185,330
Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2015:
1,350 5.000%, 11/01/35 11/25 at 100.00 N/R 1,394,091
2,270 5.200%, 11/01/45 11/25 at 100.00 N/R 2,335,421
3,250 Renaissance Community Development District, Lee County, Florida,
Special Assessment Bonds, Refunding Series 2012, 5.550%, 5/01/33
5/22 at 100.00 N/R 3,255,005
7,490 Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/33
5/25 at 100.00 N/R 8,004,039
Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 2 Phase 1 Project,
Refunding & Improvement Series 2015:
2,740 5.000%, 5/01/36 5/28 at 100.00 N/R 2,889,412
2,705 5.000%, 11/01/47, 144A 11/27 at 100.00 N/R 2,810,793
2,530 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 N/R 2,617,437
2,230 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 4 Project, Series 2017, 4.750%, 11/01/38, 144A
11/27 at 100.00 N/R 2,317,059

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
96
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,210 Reunion West Community Development District, Florida, Special
Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36
5/22 at 100.00 N/R $ 2,218,862
Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project,
Series 2019:
1,000 4.500%, 5/01/39 5/29 at 100.00 N/R 1,029,890
2,000 4.625%, 5/01/50 5/29 at 100.00 N/R 2,055,480
998 Riverbend West Community Development District, Hilsborough County,
Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46
5/27 at 100.00 N/R 1,033,649
1,380 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 5.000%, 5/01/38
5/28 at 100.00 N/R 1,438,457
905 Rivers Edge III Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51, 144A
5/31 at 100.00 N/R 871,805
Rolling Hills Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2015A-1:
580 5.450%, 5/01/31 5/26 at 100.00 N/R 596,350
820 5.600%, 5/01/37 5/26 at 100.00 N/R 838,245
1,300 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1, 4.875%, 5/01/50
5/30 at 100.00 N/R 1,297,972
Rolling Oaks Community Development District, Florida,
Special Assessment Bonds, Series 2016:
1,000 5.875%, 11/01/37 11/27 at 100.00 N/R 1,096,990
1,000 6.000%, 11/01/47 11/27 at 100.00 N/R 1,096,930
Rolling Oaks Community Development District, Florida,
Special Assessment Bonds, Series 2018:
2,000 5.375%, 11/01/38, 144A 11/29 at 100.00 N/R 2,141,680
3,760 5.500%, 11/01/49, 144A 11/29 at 100.00 N/R 4,016,357
1,900 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2014, 7.125%, 11/01/44
11/24 at 100.00 N/R 2,056,826
1,700 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 N/R 1,801,201
1,250 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, South Parcel Series 2017, 5.000%, 11/01/47, 144A
11/27 at 100.00 N/R 1,290,612
3,350 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021A, 3.920%, 4/01/59,
(Mandatory Put 4/01/39), 144A
11/31 at 100.00 N/R 2,740,635
3,380 Sandridge Community Development District, Clay County, Florida, Special
Assessment Revenue Bonds, Phase II Project, Series 2022, 4.300%,
5/01/52
5/32 at 100.00 N/R 3,351,676
750 Sandridge Community Development District, Clay County, Florida, Special
Assessment Revenue Bonds, Series 2021A-1, 4.000%, 5/01/51
5/31 at 100.00 N/R 711,645
Sawyers Landing Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2021:
1,615 4.125%, 5/01/41, 144A 5/31 at 100.00 N/R 1,624,076
4,030 4.250%, 5/01/53 5/31 at 100.00 N/R 4,041,848
1,575 Scenic Highway Community Development District, Haines, Florida, Special
Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R 1,486,973
5,000 Scenic Terrace South Community Development District, Lake Hamilton,
Florida, Special Assessment Revenue Bonds, Series 2022 Project, Series
2022, 4.625%, 5/01/53, 144A , (WI/DD, Settling 4/06/22)
5/32 at 100.00 N/R 5,015,800

97
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Shell Point Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Refunding
Series 2019:
$ 1,500 5.250%, 11/01/39, 144A 11/29 at 100.00 N/R $ 1,598,175
2,995 5.375%, 11/01/49, 144A 11/29 at 100.00 N/R 3,171,855
4,000 Shingle Creek Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Assessment Area 2 Series 2019,
5.000%, 5/01/49
5/29 at 100.00 N/R 4,268,120
Silverado Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1A,
Series 2018A-1:
390 5.250%, 11/01/38, 144A 11/28 at 100.00 N/R 411,235
580 5.375%, 11/01/48, 144A 11/28 at 100.00 N/R 611,958
1,100 Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Assessment Area 1B, Refunding Series 2018A-2,
5.500%, 5/01/49, 144A
No Opt. Call N/R 1,111,704
310 Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2017A-1, 5.500%, 11/01/47, 144A
11/27 at 100.00 N/R 322,322
2,010 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding Series
2015, 5.000%, 5/01/38
5/24 at 101.00 N/R 2,072,551
3,990 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series
2017A, 5.250%, 11/01/48
11/27 at 100.00 N/R 4,196,163
110 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series
2017B, 5.350%, 11/01/29
No Opt. Call N/R 117,844
1,500 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3 Phase 1, Series 2021,
4.000%, 5/01/51
5/31 at 100.00 N/R 1,434,150
Solterra Resort Community Development District, Polk
County, Florida, Special Assessment Bonds, Series 2018:
995 5.250%, 5/01/39 5/31 at 100.00 N/R 1,069,734
2,925 5.375%, 5/01/49 5/31 at 100.00 N/R 3,164,558
5,100 Somerset Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2005, 5.300%, 5/01/37
5/22 at 100.00 N/R 5,103,009
47,350 South Broward Hospital District, 3.000%, 5/01/51, (UB) (5) 5/31 at 100.00 Aa3 42,245,670
South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series
2016:
55 5.000%, 5/01/29 5/27 at 100.00 N/R 57,293
780 5.375%, 5/01/37 5/27 at 100.00 N/R 822,346
2,740 5.625%, 5/01/47 5/27 at 100.00 N/R 2,896,481
South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series
2018:
1,510 5.000%, 5/01/38 5/28 at 100.00 N/R 1,590,604
3,750 5.375%, 5/01/49 5/28 at 100.00 N/R 3,986,212
South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Series 2017:
36,610 4.000%, 8/15/42, (UB) (5) 8/27 at 100.00 A1 38,685,421
50,915 4.000%, 8/15/47, (UB) (5) 8/27 at 100.00 A1 53,470,424

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
98
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
South Village Community Development District, Clay
County, Florida, Capital Improvement Revenue Bonds,
Refunding Series 2016A2:
$ 400 4.875%, 5/01/35 5/26 at 100.00 N/R $ 416,032
100 5.000%, 5/01/38 5/26 at 100.00 N/R 104,660
2,000 South-Dade Venture Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2012, 5.125%, 5/01/33
5/22 at 100.00 BBB 2,006,360
2,015 South-Dade Venture Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34
5/23 at 101.00 N/R 2,076,861
Spencer Creek Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2019:
1,000 5.000%, 5/01/39 5/29 at 100.00 N/R 1,053,880
1,250 5.250%, 5/01/49 5/29 at 100.00 N/R 1,323,612
Spring Lake Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Area One Project, Series 2014:
2,125 5.125%, 11/01/34 11/24 at 100.00 N/R 2,192,320
3,265 5.500%, 11/01/44 11/24 at 100.00 N/R 3,384,140
Spring Lake Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Area Two Project, Series 2017:
1,525 5.125%, 11/01/37, 144A 11/27 at 100.00 N/R 1,603,690
3,000 5.250%, 11/01/47, 144A 11/27 at 100.00 N/R 3,153,480
2,215 Stonegate Community Development District, Florida, Special Assessment
Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34
5/23 at 100.00 N/R 2,251,326
1,165 Stonewater Community Development District, Cape Coral, Florida, Special
Assessment Revenue Bonds, Refunding Series 2021, 4.000%, 11/01/51,
144A
11/32 at 100.00 N/R 1,127,673
1,750 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-1, 5.625%, 11/01/47
11/30 at 100.00 N/R 1,877,120
1,270 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-3, 5.875%, 11/01/29
5/22 at 101.00 N/R 1,283,526
2,500 Stoneybrook South Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2013,
6.500%, 5/01/39
5/23 at 100.00 N/R 2,601,550
3,945 Stoneybrook South Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area Two-A
Project, Series 2014, 5.500%, 11/01/44
11/29 at 100.00 N/R 4,379,976
Summer Woods Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area
1 Project, Series 2018A-1:
500 5.250%, 11/01/38, 144A 11/28 at 100.00 N/R 533,635
1,320 5.375%, 11/01/48, 144A 11/28 at 100.00 N/R 1,403,622
1,540 Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 3, Series 2021, 4.000%,
5/01/52, 144A
5/31 at 100.00 N/R 1,468,821
1,561 Summit At Fern Hill Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2016,
5.000%, 5/01/46
5/27 at 100.00 N/R 1,606,519
1,850 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021A, 5.000%, 5/01/52
No Opt. Call N/R 1,701,908

99
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call N/R $ 935,730
1,000 Tamarindo Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 969,840
1,815 Tapestry Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 N/R 1,869,613
5,730 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50
5/29 at 100.00 N/R 5,894,336
1,270 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021B, 4.500%, 5/01/36
No Opt. Call N/R 1,202,639
6,750 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R 6,328,395
Timber Creek Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018:
995 5.000%, 11/01/38, 144A 11/32 at 100.00 N/R 1,064,192
1,250 5.000%, 11/01/48, 144A 11/32 at 100.00 N/R 1,324,763
1,000 Timber Creek Southwest Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2021, 4.000%,
12/15/51
12/31 at 100.00 N/R 972,480
Tohoqua Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2018:
945 4.700%, 5/01/38, 144A 5/28 at 100.00 N/R 979,814
1,075 4.800%, 5/01/48, 144A 5/28 at 100.00 N/R 1,107,228
11,820 Tolomato Community Development District, Florida, Special Assessment
Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%,
5/01/40 (6)
5/22 at 100.00 N/R 11,812,102
Tolomato Community Development District, Florida,
Special Assessment Bonds, Expansion Parcel Project, Series
2018:
580 4.850%, 5/01/38, 144A 5/28 at 100.00 N/R 612,097
975 5.000%, 5/01/48, 144A 5/28 at 100.00 N/R 1,027,153
Tolomato Community Development District, Florida,
Special Assessment Bonds, Hope Note, Series 2007-3:
340 6.375%, 5/01/22 (4) No Opt. Call N/R 3
1,715 6.450%, 5/01/23 (4) 5/22 at 100.00 N/R 17
2,060 6.550%, 5/01/27 (4) 5/22 at 100.00 N/R 21
10,355 6.650%, 5/01/40 (4) 5/22 at 100.00 N/R 104
12,095 Tolomato Community Development District, Florida, Special Assessment
Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)
5/22 at 100.00 N/R 121
4,795 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Senior Lien Series 2018A-2, 5.625%, 5/01/40, 144A
5/28 at 100.00 N/R 5,157,646
21,550 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)
5/22 at 100.00 N/R 16,947,135
23,470 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)
5/22 at 100.00 N/R 235
2,340 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2018B-2, 5.125%, 5/01/39
5/28 at 100.00 N/R 2,504,689
3,225 Toscana Isles Community Development District, Venice, Florida, Special
Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44
11/26 at 102.00 N/R 3,590,779

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
100
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 2B Project, Series 2018:
$ 280 5.375%, 5/01/38 5/29 at 100.00 N/R $ 298,007
525 5.500%, 5/01/49 5/29 at 100.00 N/R 555,513
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 3A Project, Series 2018:
1,265 5.375%, 5/01/38 5/29 at 100.00 N/R 1,347,946
2,600 5.500%, 5/01/49 5/29 at 100.00 N/R 2,752,724
1,225 Towne Park Community Development District, Florida, Special Assessment
Bonds, Area 3B Project, Series 2019, 4.625%, 5/01/50
5/30 at 100.00 N/R 1,260,819
1,760 Towne Park Community Development District, Florida, Special Assessment
Bonds, Area 3C Project, Series 2019, 4.625%, 5/01/50
5/30 at 100.00 N/R 1,811,462
1,535 Towne Park Community Development District, Florida, Special Assessment
Bonds, Area 3D Project, Series 2020, 4.000%, 5/01/51, 144A
5/30 at 100.00 N/R 1,487,031
4,865 Tradition Community Development District 1, Port Saint Lucie, Florida,
Irrigation System Revenue Bonds, Existing System Series 2017, 4.500%,
10/01/47
10/27 at 100.00 N/R 4,954,224
1,000 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 N/R 967,650
825 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1,
5.375%, 11/01/36
11/28 at 100.00 N/R 888,995
Trevesta Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 - Phase 2 Project, Series 2018:
725 5.250%, 11/01/39, 144A 11/30 at 100.00 N/R 768,594
1,000 5.375%, 11/01/49, 144A 11/30 at 100.00 N/R 1,065,300
750 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 -
AGM Insured
11/32 at 100.00 N/R 877,327
2,795 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2019A, 4.750%, 5/01/50
5/29 at 100.00 N/R 2,887,235
1,130 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2019B, 4.875%, 5/01/32
No Opt. Call N/R 1,195,472
1,300 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%,
5/01/25
No Opt. Call N/R 1,331,044
Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds,
Series 2018:
1,100 5.375%, 5/01/38 5/28 at 100.00 N/R 1,165,967
3,370 5.500%, 5/01/49 5/28 at 100.00 N/R 3,560,809
1,060 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2020, 4.000%,
5/01/51
5/30 at 100.00 N/R 1,014,865
TSR Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Northwest
Assessment Area Parcels A, B & C, Series 2018:
1,400 5.000%, 11/01/39 11/29 at 100.00 N/R 1,480,444
2,500 5.125%, 11/01/49 11/29 at 100.00 N/R 2,637,325

101
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
TSR Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Village 1
Project, Series 2015:
$ 1,925 5.000%, 11/01/36 11/25 at 100.00 N/R $ 1,993,665
555 5.125%, 11/01/45 11/25 at 100.00 N/R 572,227
2,440 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%,
11/01/45
11/28 at 100.00 N/R 2,643,984
1,500 Tuckers Pointe Community Development District, Charlotte County,
Florida, Special Assessment Notes, Phase 1 Project, Series 2022,
4.000%, 5/01/52
5/32 at 100.00 N/R 1,439,085
10,545 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-
1, 6.375%, 11/01/47
11/31 at 100.00 N/R 11,436,474
2,400 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-
2, 6.375%, 11/01/47
11/31 at 100.00 N/R 2,602,896
615 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2016A-2, 4.750%, 5/01/37
5/26 at 100.00 N/R 633,026
Union Park Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2016A-1:
255 5.375%, 11/01/37 11/27 at 100.00 N/R 270,134
1,000 5.500%, 11/01/46 11/27 at 100.00 N/R 1,053,180
1,990 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 1 Series 2017A-1,
5.500%, 11/01/47, 144A
11/28 at 100.00 N/R 2,149,180
Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-1:
1,485 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 1,570,046
2,630 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 2,761,973
880 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-2,
5.250%, 5/01/49, 144A
No Opt. Call N/R 935,009
Venetian Community Development District, Sarasota
County, Florida, Capital Improvement Revenue Bonds,
Series 2012-A1:
1,500 5.500%, 5/01/34 5/22 at 100.00 N/R 1,505,190
130 6.125%, 5/01/42 5/22 at 100.00 N/R 130,510
2,735 Venetian Community Development District, Sarasota County, Florida,
Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34
5/22 at 100.00 N/R 2,744,463
1,055 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.500%, 11/01/43
11/28 at 100.00 N/R 1,260,609
Veranda Community Development District II, Florida,
Special Assessment Revenue Bonds, Assessment Area 4
Veranda Oaks, Refunding Series 2021:
1,000 4.000%, 5/01/51, 144A 5/31 at 100.00 N/R 964,940
795 4.000%, 5/01/51, 144A 5/31 at 100.00 N/R 767,127

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
102
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Veranda Community Development District II, Florida,
Special Assessment Revenue Bonds, Assessment Area
One-Gardens East Project, Series 2018A:
$ 1,135 5.000%, 11/01/39 11/29 at 100.00 N/R $ 1,204,610
1,080 5.000%, 11/01/39 11/29 at 100.00 N/R 1,146,236
1,850 5.125%, 11/01/49 11/29 at 100.00 N/R 1,958,835
1,765 5.125%, 11/01/49 11/29 at 100.00 N/R 1,868,835
1,120 Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B,
5.875%, 11/01/32
5/22 at 101.00 N/R 1,133,563
4,405 Verandah West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33
5/23 at 100.00 N/R 4,473,498
Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series
2017:
1,640 4.750%, 11/01/38 11/27 at 100.00 N/R 1,687,642
2,200 5.000%, 11/01/48 11/27 at 100.00 N/R 2,255,572
Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series
2017:
1,300 4.750%, 11/01/38 11/27 at 100.00 N/R 1,337,765
1,800 5.000%, 11/01/48 11/27 at 100.00 N/R 1,845,468
Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series
2017:
900 5.000%, 11/01/38 11/27 at 100.00 N/R 929,547
1,425 5.125%, 11/01/48 11/27 at 100.00 N/R 1,469,132
1,015 Verano 3 Community Development District, Florida, Special Assessment
Bonds, Phase 1 Assessment Area, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 989,392
1,000 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Phase 3 Project, Series 2022, 4.000%,
11/01/51, 144A
11/32 at 100.00 N/R 954,860
1,025 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Phase 4 Project, Series 2022, 4.125%,
5/01/52, 144A
5/32 at 100.00 N/R 979,029
1,800 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Series 2019, 4.875%, 5/01/50
5/29 at 100.00 N/R 1,873,638
1,260 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R 1,219,982
95 Vizcaya in Kendall Community Development District, Florida, Special
Assessment Revenue Bonds, Phase One Assessment Area, Refunding
Series 2012A-1, 5.600%, 5/01/22
No Opt. Call BBB- 95,283
Waterset Central Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018:
1,925 5.125%, 11/01/38, 144A 11/28 at 100.00 N/R 2,040,038
4,000 5.250%, 11/01/49, 144A 11/28 at 100.00 N/R 4,229,560
Waterset North Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2014:
1,940 5.125%, 11/01/35 11/24 at 100.00 N/R 1,999,539
1,595 5.250%, 5/01/39 5/27 at 100.00 N/R 1,659,677
1,765 West Port Community Developement District, Charlotte County, Florida,
Special Assessment Bonds, Assessment Area 1- 2021 Project, Series
2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 1,686,016

103
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Master
Infrastructure, Series 2019:
$ 3,030 4.750%, 5/01/39 5/29 at 100.00 N/R $ 3,171,350
6,500 5.000%, 5/01/50 5/29 at 100.00 N/R 6,851,780
710 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Village B Parcel, Series 2019, 5.000%,
5/01/50, 144A
5/29 at 100.00 N/R 743,988
2,250 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 8 Master Infrastructure, Series 2021,
4.000%, 5/01/51
5/31 at 100.00 N/R 2,189,903
Westside Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Solara Phase 1 Assessment Area, Series 2018:
495 5.000%, 5/01/38, 144A 5/28 at 100.00 N/R 521,082
575 5.200%, 5/01/48, 144A 5/28 at 100.00 N/R 604,233
3,250 Westside Haines City Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2021, 4.000%, 5/01/52 , (WI/
DD, Settling 4/18/22)
5/31 at 100.00 N/R 3,168,165
2,580 Willow Hammock Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Series 2017, 5.000%,
11/01/47, 144A
11/27 at 100.00 N/R 2,682,839
Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019:
1,500 5.000%, 5/01/39 5/29 at 100.00 N/R 1,580,820
3,000 5.200%, 5/01/50 5/29 at 100.00 N/R 3,170,670
1,000 Wind Meadows South Community Development District, Bartow, Florida,
Special Assessment Bonds, Assessment Area 1 Project, Series 2021,
4.000%, 5/01/52
5/31 at 100.00 N/R 951,230
1,870 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series
2015, 5.000%, 11/01/45
11/26 at 100.00 N/R 1,929,877
1,000 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49
11/29 at 100.00 N/R 1,034,870
1,555 Windsor at Westside Community Development District, Osceola County,
Florida, Special Assessment Bonds, Area 1 Project, Series 2015, 5.000%,
11/01/35
11/25 at 100.00 N/R 1,607,077
900 Windward Community Development District, Florida, Special Assessment
Bonds, Series 2020A-2, 4.400%, 11/01/35
No Opt. Call N/R 893,610
Wiregrass Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2014:
400 5.375%, 5/01/35 5/25 at 100.00 N/R 418,476
2,375 5.625%, 5/01/45 5/25 at 100.00 N/R 2,487,694
Wiregrass Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2016:
915 4.875%, 5/01/36 5/26 at 100.00 N/R 955,013
1,700 5.000%, 5/01/47 5/26 at 100.00 N/R 1,773,151
Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016:
510 5.125%, 5/01/36 5/28 at 100.00 N/R 534,296
925 5.500%, 5/01/46 5/28 at 100.00 N/R 979,455

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
104
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Zephyr Lakes Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Series 2019:
$ 1,505 5.500%, 11/01/39, 144A 11/30 at 100.00 N/R $ 1,613,239
2,590 5.625%, 11/01/49, 144A 11/30 at 100.00 N/R 2,764,903
3,127,720 Total Florida 3,058,155,476
Georgia - 1.8%
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
500 6.500%, 1/01/29 (4) 1/28 at 100.00 N/R 265,000
24,900 6.750%, 1/01/35 (4) 1/28 at 100.00 N/R 13,197,000
31,660 7.000%, 1/01/40 (4) 1/28 at 100.00 N/R 16,779,800
1,485 Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing
Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%,
11/01/48
11/23 at 100.00 BB+ 1,339,767
11,460 Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B, 4.000%,
7/01/49, (AMT), (UB) (5)
7/29 at 100.00 A+ 11,783,057
4,385 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option
Trust 2015-XF0234, 20.846%, 3/01/23, 144A, (IF) (5)
No Opt. Call AA- 6,255,773
Baldwin County Hospital Authority, Georgia, Revenue
Bonds, Oconee Regional Medical Center, Series 1998:
890 5.250%, 12/01/22 (4),(8) 5/22 at 100.00 N/R 63,359
95 5.375%, 12/01/28 (4),(8) 5/22 at 100.00 N/R 6,763
91 Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee
Regional Medical Center, Series 2016, 6.500%, 10/01/22 (4),(8)
No Opt. Call N/R 104,297
10,385 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/49, (UB)
(5)
7/29 at 100.00 Aa2 10,942,259
22,880 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Georgia Transmission Corporation Vogtle Project, Series 2012,
2.750%, 1/01/52, (UB) (5)
5/31 at 100.00 A1 18,507,861
5,125 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Georgia Transmission Corporation Vogtle Project, Series 2012,
2.750%, 1/01/52
5/31 at 100.00 A1 4,145,664
Dalton Development Authority, Georgia, Revenue
Certificates, Hamilton Health Care System Inc, Series 2017:
1,000 4.000%, 8/15/41, (UB) (5) 2/28 at 100.00 AA- 1,062,440
22,510 4.000%, 8/15/48, (UB) (5) 2/28 at 100.00 AA- 23,917,550
4,750 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%,
10/01/43
10/23 at 100.00 N/R 4,864,285
5,445 Fulton County Development Authority, Georgia, Revenue Bonds, Amana
Academy Project, Series 2013A, 6.500%, 4/01/43, (Pre-refunded
4/01/23)
4/23 at 100.00 N/R (7) 5,693,292
40,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc, Series
2020A, 3.000%, 2/15/47, (UB) (5)
2/30 at 100.00 A 35,615,600
2,630 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Tender
Option Bond Trust 2015-XF1016, 22.337%, 8/15/49, 144A, (IF) (5)
2/25 at 100.00 AA- 3,806,899

105
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
Georgia Municipal Electric Authority, Plant Vogtle Units 3 &
4 Project M Bonds, Series 2019A:
$ 14,795 4.000%, 1/01/44 - AGM Insured, (UB) (5) 7/28 at 100.00 BBB+ $ 15,392,274
18,600 4.000%, 1/01/49, (UB) (5) 7/28 at 100.00 BBB+ 19,080,438
10,000 4.000%, 1/01/49 7/28 at 100.00 BBB+ 10,252,702
34,110 4.000%, 1/01/59, (UB) (5) 7/28 at 100.00 BBB+ 34,946,377
7,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42,
(UB) (5)
4/27 at 100.00 A 7,285,320
Macon-Bibb County Urban Development Authority,
Georgia, Revenue Bonds, Academy for Classical Education,
Series 2017:
1,840 5.875%, 6/15/47, 144A 6/27 at 100.00 N/R 1,979,748
1,550 6.000%, 6/15/52, 144A 6/27 at 100.00 N/R 1,672,930
20,610 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/43, (UB) (5)
5/29 at 100.00 A3 22,414,406
Marietta Development Authority, Georgia, University
Facilities Revenue Bonds, Life University, Inc. Project,
Refunding Series 2017A:
3,000 5.000%, 11/01/27, 144A No Opt. Call Ba3 3,144,990
5,000 5.000%, 11/01/37, 144A 11/27 at 100.00 Ba3 5,220,450
Municipal Electric Authority of Georgia, Plant Vogtle Units 3
& 4 Project J Bonds, Series 2019A:
47,285 5.000%, 1/01/49, (UB) (5) 7/28 at 100.00 Baa1 51,939,263
16,000 5.000%, 1/01/59, (UB) (5) 7/28 at 100.00 Baa1 17,552,800
15,700 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2019A, 4.000%, 1/01/49, (UB) (5)
1/29 at 100.00 BBB+ 16,115,422
9,000 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2021A., 4.000%, 1/01/51
1/32 at 100.00 BBB+ 9,278,576
3,330 White County Development Authority, Georgia, Revenue Bonds Truett
McConnell University, Series 2019, 5.250%, 10/01/49
10/26 at 103.00 N/R 3,145,185
398,011 Total Georgia 377,771,547
Guam - 0.0%
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2013C:
735 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 (7) 783,356
675 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2 710,073
1,410 Total Guam 1,493,429
Hawaii - 0.2%
1,565 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%,
1/01/45, 144A
1/25 at 100.00 Ba3 1,569,147
Hawaii Department of Budget and Finance, Special
Purpose Revenue Bonds, Hawaii Pacific University, Series
2013A:
3,040 6.625%, 7/01/33 7/23 at 100.00 BB 3,151,203
9,450 6.875%, 7/01/43 7/23 at 100.00 BB 9,780,939
7,300 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A
7/27 at 100.00 N/R 7,635,727
16,795 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2017B, 4.000%, 3/01/37, (AMT), (UB) (5)
3/27 at 100.00 Baa1 17,383,665

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
106
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Hawaii (continued)
$ 5,205 Hawaii Housing Finance and Development Corporation, Multifamily
Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A,
6.750%, 5/01/47
5/22 at 100.00 BBB $ 5,213,536
Kauai County, Hawaii, Special Tax Bonds, Community
Facilities District 2008-1 Kukuiula Development Project,
Series 2012:
1,100 5.625%, 5/15/33 5/22 at 100.00 N/R 1,102,959
3,000 5.750%, 5/15/42 5/22 at 100.00 N/R 3,007,380
47,455 Total Hawaii 48,844,556
Idaho - 0.2%
3,456 Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special
Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40
5/22 at 100.00 N/R 3,462,739
30,000 Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A
5/26 at 102.00 N/R 25,163,700
955 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Compass Public Charter School, Inc. Project, Series 2018A,
6.000%, 7/01/49, 144A
7/28 at 100.00 BB 1,062,294
Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A:
1,480 5.000%, 7/15/41, 144A 7/26 at 103.00 N/R 1,346,711
4,040 5.000%, 7/15/56, 144A 7/26 at 103.00 N/R 3,439,575
715 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Taxable Series 2021B, 5.750%, 7/15/31,
144A
7/26 at 103.00 N/R 678,178
Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series
2020A:
680 4.500%, 7/01/30, 144A 7/25 at 100.00 N/R 658,104
2,270 5.000%, 7/01/40, 144A 7/25 at 100.00 N/R 2,167,804
6,040 5.250%, 7/01/55, 144A 7/25 at 100.00 N/R 5,678,929
275 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020B, 5.250%, 7/01/27,
144A
7/25 at 100.00 N/R 268,851
2,220 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56, 144A
11/25 at 100.00 N/R 1,772,870
Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Xavier Charter School, Inc. Project, Series
2015A:
975 5.000%, 6/01/35 6/25 at 100.00 BBB 1,032,837
2,380 5.000%, 6/01/44 6/25 at 100.00 BBB 2,504,046
55,486 Total Idaho 49,236,638
Illinois - 10.7%
6,410 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway
Redevelopment Project, Series 2007A, 5.700%, 5/01/36
5/22 at 100.00 N/R 6,481,984
4,045 Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/24
5/22 at 100.00 N/R 3,932,465
4,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding
Series 2019, 5.250%, 3/01/41
3/28 at 100.00 N/R 3,990,280
4,515 Central Illinois Economic Development Authority, Illinois, Multifamily
Housing Revenue Bonds, Huntington Ridge Apartments Project, Series
2014, 5.000%, 8/01/30
8/24 at 100.00 N/R 4,439,509

107
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016:
$ 11,130 5.750%, 4/01/35, (UB) (5) 4/27 at 100.00 A- $ 12,416,850
38,215 6.100%, 4/01/36, (UB) (5) 4/27 at 100.00 A- 43,256,705
119,345 6.000%, 4/01/46, (UB) (5) 4/27 at 100.00 A- 133,042,226
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017:
6,115 5.000%, 4/01/42, (UB) (5) 4/27 at 100.00 A- 6,528,741
4,685 5.000%, 4/01/46, (UB) (5) 4/27 at 100.00 A- 4,986,761
7,500 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2018, 5.000%, 4/01/46, (UB) (5)
4/28 at 100.00 A- 7,975,050
2,130 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%,
12/01/32
12/24 at 100.00 BB 2,237,480
16,800 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A
12/27 at 100.00 BB 19,925,976
23,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/23 at 100.00 BB 23,828,460
255,480 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB 287,977,056
42,670 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB 50,332,252
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Second Lien Series 2020A:
8,445 4.000%, 12/01/50, (UB) (5) 12/29 at 100.00 A+ 8,887,180
6,905 4.000%, 12/01/55, (UB) (5) 12/29 at 100.00 A+ 7,159,519
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Series 2014:
52,720 5.000%, 12/01/44, (UB) (5) 12/24 at 100.00 AA 56,359,262
20,000 5.250%, 12/01/49, (UB) (5) 12/24 at 100.00 AA 21,471,400
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Tender Option Bond Trust 2015-XF0232:
2,950 20.764%, 9/01/22 - AGM Insured, 144A, (IF) (5) No Opt. Call AA 4,007,073
8,000 20.777%, 9/01/22 - AGM Insured, 144A, (IF) (5) No Opt. Call AA 10,868,560
500 20.777%, 9/01/22 - AGM Insured, 144A, (IF) (5) No Opt. Call AA 679,285
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Tender Option Bond Trust 2017-XF2426:
3,755 20.664%, 12/01/44, 144A, (IF) (5) 12/24 at 100.00 AA 5,051,188
2,600 20.664%, 12/01/44, 144A, (IF) (5) 12/24 at 100.00 AA 3,497,494
2,000 20.664%, 12/01/44, 144A, (IF) (5) 12/24 at 100.00 AA 2,690,380
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Tender Option Bond Trust Series
2020-XF2913:
2,000 21.909%, 12/01/49, 144A, (IF) (5) 12/24 at 100.00 AA 2,735,700
1,150 21.909%, 12/01/49, 144A, (IF) (5) 12/24 at 100.00 AA 1,573,027
1,000 21.909%, 12/01/49, (Mandatory Put 4/07/22), 144A, (IF) 12/24 at 100.00 AA 1,367,850
4,221 Chicago, Illinois, Certificates of Participation Tax Increment Allocation
Bonds, Pulaski Promenade Project, Note Series 2017, 5.240%, 2/15/31,
144A
4/22 at 100.00 N/R 4,221,375
718 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th
and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29
4/22 at 100.00 N/R 718,065
7,960 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River
Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A
1/23 at 100.00 N/R 8,036,894

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
108
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 4,718 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%,
2/15/26 (4)
5/22 at 100.00 N/R $ 4,464,754
3,807 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series
2013A, 7.125%, 3/15/33
4/22 at 100.00 N/R 3,807,416
4,934 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc.
Redevelopement Project-Whole Foods Warehouse & Distribution
Facility, Series 2016A, 5.000%, 3/15/34, 144A
4/22 at 100.00 N/R 4,934,031
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A:
20,320 4.000%, 1/01/43, (UB) (5) 1/29 at 100.00 A 20,809,509
30,550 5.000%, 1/01/48, (UB) (5) 1/29 at 100.00 A 33,270,477
6,375 5.000%, 1/01/53, (UB) (5) 1/29 at 100.00 A 6,929,434
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B:
18,485 4.000%, 1/01/44, (UB) (5) 1/29 at 100.00 A 19,069,865
3,500 5.000%, 1/01/48, (UB) (5) 1/29 at 100.00 A 3,878,140
Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999:
9,325 0.000%, 1/01/34 - FGIC Insured No Opt. Call BBB- 6,110,673
32,270 0.000%, 1/01/39 - NPFG Insured No Opt. Call BBB- 16,915,611
Chicago, Illinois, General Obligation Bonds,
Neighborhoods Alive 21 Program, Series 2002B:
2,595 5.500%, 1/01/31 1/25 at 100.00 Ba1 2,782,800
2,000 5.500%, 1/01/34 1/25 at 100.00 Ba1 2,143,020
2,500 5.500%, 1/01/37 1/25 at 100.00 Ba1 2,676,725
Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2014A:
2,995 5.250%, 1/01/30 1/24 at 100.00 Ba1 3,127,079
1,445 5.250%, 1/01/32 1/24 at 100.00 Ba1 1,508,219
5,000 5.000%, 1/01/35 1/24 at 100.00 Ba1 5,195,900
Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A:
5,000 5.625%, 1/01/30 1/27 at 100.00 BBB- 5,540,300
15,025 5.750%, 1/01/33 1/27 at 100.00 BBB- 16,662,274
92,600 6.000%, 1/01/38 1/27 at 100.00 BBB- 103,758,300
Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2003B:
2,740 5.250%, 1/01/28 1/25 at 100.00 Ba1 2,922,703
2,900 5.500%, 1/01/34 1/25 at 100.00 Ba1 3,107,379
Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2005D:
6,000 5.500%, 1/01/33 1/25 at 100.00 Ba1 6,430,920
6,850 5.500%, 1/01/37 1/25 at 100.00 Ba1 7,334,227
15,815 5.500%, 1/01/40 1/25 at 100.00 Ba1 16,916,831
Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2008C:
1,000 0.000%, 1/01/27 No Opt. Call Ba1 847,500
5,030 0.000%, 1/01/29 No Opt. Call Ba1 3,924,959
3,365 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/35
1/26 at 100.00 BBB- 3,585,273

109
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago, Illinois, General Obligation Bonds, Series 2000A:
$ 5,515 0.000%, 1/01/28 - FGIC Insured No Opt. Call BBB- $ 4,608,334
4,125 0.000%, 1/01/29 - FGIC Insured No Opt. Call BBB- 3,320,584
Chicago, Illinois, General Obligation Bonds, Series 2015A:
3,900 5.500%, 1/01/35 1/25 at 100.00 BBB- 4,177,212
4,775 5.500%, 1/01/39 1/25 at 100.00 BBB- 5,110,635
1,795 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%,
1/01/44
1/29 at 100.00 BBB- 1,929,643
8,110 Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series
2007F, 5.500%, 1/01/42
1/25 at 100.00 Ba1 8,665,048
6,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 4.000%,
11/15/39, (UB)
11/27 at 100.00 AA- 6,325,920
Cook County, Illinois, Sales Tax Revenue Bonds, Series
2018:
1,400 4.000%, 11/15/34, (UB) (5) 11/27 at 100.00 AA- 1,510,642
16,170 4.000%, 11/15/37, (UB) (5) 11/27 at 100.00 AA- 17,099,775
1,645 4.000%, 11/15/38, (UB) (5) 11/27 at 100.00 AA- 1,736,972
260 East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited Obligation
Tax Increment Revenue Bonds, Route 25 South Redevelopment Project,
Series 2012, 5.250%, 12/01/22
5/22 at 100.00 N/R 260,031
6,655 Evergreen Park, Cook County, Illinois, Sales Tax Revenue Bonds, Evergreen
Plaza Development Project, Senior Lien Series 2019A, 4.375%,
12/01/36, 144A
12/29 at 100.00 N/R 6,180,232
2,000 IIllinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender
Option Bonds Trust 2015-XF0230, 20.732%, 7/01/23, 144A, (IF) (5)
No Opt. Call A1 2,463,720
930 Illinois Development Finance Authority, Environmental Services Revenue
Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%,
6/01/32
5/22 at 100.00 B3 930,251
Illinois Finance Authority Revenue Bonds, Ness Healthcare
NFP, Series 2016A:
11,295 6.250%, 11/01/36, 144A (4) 11/26 at 100.00 N/R 8,663,378
13,325 6.375%, 11/01/46, 144A (4) 11/26 at 100.00 N/R 9,455,287
1,645 Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Taxable
Series 2016B, 10.000%, 11/01/24, 144A (4)
No Opt. Call N/R 1,549,639
46,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47, (UB) (5)
11/28 at 100.00 A3 48,404,880
Illinois Finance Authority, Charter School Revenue Bonds,
Art in Motion AIM Project, Series 2021A:
4,055 5.000%, 7/01/51, 144A 7/31 at 100.00 N/R 3,533,811
4,420 5.000%, 7/01/56, 144A 7/31 at 100.00 N/R 3,763,320
Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series
2015A:
845 5.750%, 12/01/35, 144A 12/25 at 100.00 N/R 909,102
4,475 6.000%, 12/01/45, 144A 12/25 at 100.00 N/R 4,804,852
Illinois Finance Authority, Local Government Program
Revenue Bonds, Maine Township High School District
Number 207 Project, Series 2019:
9,645 4.000%, 12/01/34 12/29 at 100.00 Aa1 10,564,479
5,500 4.000%, 12/01/37 12/29 at 100.00 Aa1 6,010,778
11,690 4.000%, 12/01/38 12/29 at 100.00 Aa1 12,757,029
12,200 4.000%, 11/01/39, (UB) (5) 12/29 at 100.00 Aa1 13,303,124

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
110
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, Admiral at the
Lake Project, Refunding Series 2017:
$ 4,500 5.250%, 5/15/42 5/24 at 103.00 N/R $ 4,342,590
450 5.250%, 5/15/54 5/24 at 103.00 N/R 419,035
29,150 5.500%, 5/15/54 5/24 at 103.00 N/R 28,209,913
44,090 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Series 2012, 4.000%, 6/01/47, (UB) (5)
6/22 at 100.00 Aa3 44,294,137
2,500 Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's
Hospital of Chicago, Refunding Series 2017, 4.000%, 8/15/37, (UB) (5)
8/27 at 100.00 AA- 2,659,700
6,000 Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017, 4.000%,
8/15/39, (UB) (5)
8/27 at 100.00 AA- 6,372,900
2,455 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/36, (UB)
2/27 at 100.00 Aa2 2,613,986
5,190 Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series
2007, 5.375%, 11/15/39
5/22 at 100.00 N/R 5,195,449
740 Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living
Project, Series 2007, 6.100%, 12/01/41
5/22 at 100.00 N/R 639,012
2,905 Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series
2012A, 6.000%, 10/01/48
10/22 at 100.00 BBB- 2,924,318
25,000 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A, 5.000%, 8/15/51 , (WI/DD, Settling
4/14/22)
8/32 at 100.00 N/R 28,791,000
33,960 Illinois Finance Authority, Revenue Bonds, Northshore University
HealthSystem, Series 2020A, 3.250%, 8/15/49, (UB) (5)
8/30 at 100.00 AA- 32,102,728
Illinois Finance Authority, Revenue Bonds, Northwestern
Memorial HealthCare, Series 2013:
3,500 4.000%, 8/15/42, (UB) (5) 8/22 at 100.00 Aa2 3,536,540
119,100 Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
Healthcare, Series 2017A, 4.000%, 7/15/47, (UB) (5)
1/28 at 100.00 Aa2 123,831,843
Illinois Finance Authority, Revenue Bonds, Northwestern
Memorial Healthcare, Tender Option Bond Trust
2015-XF0076:
560 16.647%, 8/15/37, 144A, (IF) 8/22 at 100.00 Aa2 591,511
1,000 16.647%, 8/15/37, 144A, (IF) 8/22 at 100.00 Aa2 1,056,270
1,925 16.657%, 8/15/37, 144A, (IF) 8/22 at 100.00 Aa2 2,033,378
24,100 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2012A, 5.000%, 5/15/41, (Pre-refunded 5/15/22)
5/22 at 100.00 A3 (7) 24,211,583
32,685 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020A, 3.000%, 5/15/50, (UB) (5)
11/30 at 100.00 A3 27,794,997
Illinois Finance Authority, Revenue Bonds, Roosevelt
University, Series 2019A:
7,650 6.125%, 4/01/49, 144A 10/28 at 100.50 N/R 8,295,431
21,995 6.125%, 4/01/58, 144A 10/28 at 100.50 N/R 23,735,684
5,100 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 3.000%, 8/15/48, (UB) (5)
8/31 at 100.00 AA- 4,532,166
69,495 Illinois Finance Authority, Revenue Bonds, The University of Chicago
Medical Center, Series 2016B, 4.000%, 8/15/41, (UB) (5)
2/27 at 100.00 A1 73,305,411
40,000 Illinois Finance Authority, Revenue Bonds, The University of Chicago,
Series 2018A, 5.000%, 10/01/48, (UB) (5)
10/27 at 100.00 AA- 44,982,400
3,035 Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series
2013, 5.250%, 2/15/40
2/23 at 100.00 N/R 3,061,587

111
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, University of
Chicago, Refunding Series 2015A:
$ 17,800 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) (5) 10/25 at 100.00 N/R (7) $ 19,557,394
2,200 5.000%, 10/01/46, (UB) (5) 10/25 at 100.00 AA- 2,387,770
1,660 Illinois Finance Authority, Student Housing Revenue Bonds, CHF-
Collegiate Housing Foundation - Cook LLC Northeastern Illinois
University Project, Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 B- 1,352,966
16,945 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, GNMA Collateralized - Lifelink Developments, Series 2006,
4.850%, 4/20/41, (AMT), (UB) (5)
6/21 at 100.00 AA+ 16,964,826
Illinois Sports Facility Authority, State Tax Supported Bonds,
Tender Option Bond Trust 2015-XF1009:
2,245 17.487%, 6/15/32 - AGM Insured, 144A, (IF) (5) 6/24 at 100.00 BB+ 2,657,855
3,305 17.490%, 6/15/32 - AGM Insured, 144A, (IF) (5) 6/24 at 100.00 BB+ 3,912,889
250 17.496%, 6/15/32 - AGM Insured, 144A, (IF) (5) 6/24 at 100.00 BB+ 296,000
Illinois State, General Obligation Bonds, April Series 2014:
8,695 5.000%, 4/01/36 - AGM Insured, (UB) (5) 4/24 at 100.00 A2 9,170,269
5,000 5.000%, 4/01/39 4/24 at 100.00 BBB- 5,258,300
Illinois State, General Obligation Bonds, February Series
2014:
4,445 5.000%, 2/01/39 2/24 at 100.00 BBB- 4,656,493
1,300 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/41
1/26 at 100.00 BBB- 1,387,984
Illinois State, General Obligation Bonds, March Series
2012:
11,500 5.000%, 3/01/30, (UB) (5) 3/22 at 100.00 BBB- 11,538,755
10,500 5.000%, 3/01/33, (UB) (5) 3/22 at 100.00 BBB- 10,660,755
Illinois State, General Obligation Bonds, May Series 2014:
7,625 5.000%, 5/01/33, (UB) (5) 5/24 at 100.00 BBB- 8,046,967
100 5.000%, 5/01/36 5/24 at 100.00 BBB- 105,408
10,285 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 BBB- 11,706,284
Illinois State, General Obligation Bonds, Series 2013:
170 5.500%, 7/01/26 7/23 at 100.00 BBB- 178,675
100 5.500%, 7/01/38 7/23 at 100.00 BBB- 104,722
Illinois State, General Obligation Bonds, Tender Option
Bond Trust 2015-XF1006:
1,795 16.468%, 4/01/32 - AGM Insured, 144A, (IF) (5) 4/24 at 100.00 A2 2,209,735
6,665 Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-
XF1010, 16.700%, 2/01/39 - AGM Insured, 144A, (IF) (5)
2/24 at 100.00 A2 7,977,672
Illinois State, General Obligation Bonds, Tender Option
Bond Trust 2015-XF1012:
2,750 16.402%, 7/01/28, 144A, (IF) (5) 7/23 at 100.00 BBB- 3,233,423
1,850 17.392%, 7/01/33 - AGM Insured, 144A, (IF) (5) 7/23 at 100.00 BBB- 2,190,862
8,825 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Obligation
September Series 2016A, 4.000%, 6/15/31, (UB) (5)
6/26 at 100.00 BBB 9,111,106
2,000 Lincolnwood, Cook County, Illinois, Tax Increment Revenue Bonds, District
1860 Development Project, Series 2021A, 4.820%, 1/01/41, 144A
11/26 at 100.00 N/R 1,835,420
1,220 Matteson, Illinois, Tax Increment Revenue Bonds, Limited Obligation
Series 2015, 6.500%, 12/01/35
12/26 at 100.00 N/R 1,290,235

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
112
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2012B:
$ 8,715 0.000%, 12/15/41 - AGM Insured No Opt. Call A2 $ 3,951,555
10 0.000%, 12/15/50 No Opt. Call BB+ 2,702
7,100 0.000%, 12/15/50 - AGM Insured No Opt. Call A2 2,110,475
7,785 0.000%, 12/15/51 - AGM Insured No Opt. Call A2 2,207,281
16,000 5.000%, 6/15/52 6/22 at 100.00 BB+ 16,122,880
7,735 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50,
(UB) (5)
12/29 at 100.00 A2 7,757,277
6,455 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A, 4.000%, 12/15/47
12/31 at 100.00 BB+ 6,448,158
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2015A:
12,900 0.000%, 12/15/52 - AGM Insured No Opt. Call BB+ 3,486,612
15,000 0.000%, 12/15/52 No Opt. Call BB+ 3,660,750
7,360 5.000%, 6/15/53, (UB) (5) 12/25 at 100.00 BB+ 7,693,040
985 5.000%, 6/15/53 12/25 at 100.00 BB+ 1,029,571
15,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 0.000%, 12/15/56 - BAM
Insured, (UB) (5)
No Opt. Call AA 3,338,400
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2017B:
75,640 0.000%, 12/15/54 No Opt. Call BB+ 16,731,568
12,760 0.000%, 12/15/54 - BAM Insured, (UB) (5) No Opt. Call AA 3,136,663
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Capital Appreciation Refunding Series 2010B-1:
31,480 0.000%, 6/15/43 - AGM Insured, (UB) (5) No Opt. Call BB+ 13,279,523
5,100 0.000%, 6/15/44 - AGM Insured, (UB) (5) No Opt. Call BB+ 2,054,280
1,255 0.000%, 6/15/45 - AGM Insured, (UB) (5) No Opt. Call BB+ 482,184
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
20,305 0.000%, 12/15/34 - NPFG Insured No Opt. Call BB+ 12,452,041
8,470 0.000%, 6/15/35 - NPFG Insured No Opt. Call BB+ 5,077,087
15,425 0.000%, 12/15/35 - NPFG Insured No Opt. Call BB+ 9,048,614
24,650 0.000%, 12/15/36 - NPFG Insured No Opt. Call BB+ 13,818,297
42,555 0.000%, 6/15/38 - NPFG Insured No Opt. Call BB+ 22,250,733
29,000 0.000%, 12/15/40 - AGM Insured, (UB) (5) No Opt. Call A2 13,811,830
155 0.000%, 6/15/41 - NPFG Insured No Opt. Call BB+ 69,841
3,830 Metropolitan Water Reclamation District of Greater Chicago, 4.000%,
12/01/51, (UB) (5)
12/31 at 100.00 N/R 4,056,698
2,260 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 N/R 2,237,084
2,620 North Pullman Chicago Neighborhood Initiatives, Inc., Illinois, Certificates
of Participation, Gotham Greens Greenhouse Facility, Redevelopment
Project, Series 2018A, 6.000%, 3/15/34, 144A
4/22 at 100.00 N/R 2,619,685
4,540 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans
Road Series 2013B, 7.000%, 12/01/33
12/23 at 100.00 N/R 4,576,275
Regional Transportation Authority, Cook, DuPage, Kane,
Lake, McHenry and Will Counties, Illinois, General
Obligation Bonds, Series 2018B:
14,340 4.000%, 6/01/45, (UB) (5) 6/28 at 100.00 AA 15,201,404
20,000 4.000%, 6/01/48, (UB) (5) 6/28 at 100.00 AA 21,134,200

113
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 0(9) Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project
Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24
No Opt. Call N/R $ 186
51,495 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds,
Series 2018A, 4.000%, 1/01/48, (UB) (5)
1/28 at 100.00 AA- 52,674,750
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018C:
40,000 5.250%, 1/01/48, (UB) (5) 1/29 at 100.00 AA- 44,794,800
40,000 5.250%, 1/01/48, (UB) (5) 1/29 at 100.00 AA 45,052,800
26,800 Southwestern Illinois Development Authority, Environmental Improvement
Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%,
8/01/42, (AMT)
8/22 at 100.00 B- 26,981,436
Southwestern Illinois Development Authority, Health
Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
500 7.250%, 11/01/33, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (7) 541,440
7,375 7.250%, 11/01/36, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (7) 7,986,240
1,000 Upper Illinois River Valley Development Authority, Education Facilities
Revenue Bonds, Prairie Crossing Charter School, Series 2020, 5.000%,
1/01/55, 144A
1/27 at 100.00 N/R 976,300
1,188 Volo Village, Illinois, Special Tax Bonds, Special Service Area 17, Series
2017, 5.500%, 3/01/47
3/25 at 100.00 N/R 1,196,197
1,319 Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain
Square, Series 2005, 6.125%, 3/01/30
5/22 at 100.00 N/R 1,320,820
115 Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series
2007, 5.800%, 1/15/23
5/22 at 100.00 N/R 114,641
3,695 Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26 (4)
4/22 at 100.00 N/R 1,514,950
2,330 Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26 (4)
4/22 at 100.00 N/R 2,096,716
1,900 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100
Raintree Village Project, Series 2013, 5.000%, 3/01/33
3/23 at 100.00 N/R 1,888,448
4,545 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113
Cannoball & Beecher, Series 2007, 5.750%, 3/01/28
5/22 at 100.00 N/R 4,547,682
2,384,490 Total Illinois 2,296,229,492
Indiana - 0.7%
2,500 Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee at
the Wigwam Project, Series 2020A, 5.375%, 1/01/40
1/27 at 102.00 N/R 2,372,000
7,045 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch at
Cook Road Project, Series 2018, 5.625%, 1/01/38, 144A
1/24 at 105.00 N/R 6,708,672
Fort Wayne, Indiana Multifamily Housing Revenue Bonds,
Silver Birch of Fort Wayne Project, Series 2017:
495 5.125%, 1/01/32 1/23 at 105.00 N/R 473,185
4,465 5.350%, 1/01/38 1/23 at 105.00 N/R 4,193,171
4,500 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R 4,516,920
250 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Taxable Refunding Series 2020B, 5.000%, 6/01/25,
144A
No Opt. Call N/R 245,695
1,595 Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health
Project, Tender Option Bond Trust 2016-XL0019, 17.327%, 4/01/30 -
AMBAC Insured, 144A, (IF) (5)
No Opt. Call AA 2,870,713

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
114
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 7,355 Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st
Century Charter School Project, Series 2013A, 6.250%, 3/01/43
3/23 at 100.00 B+ $ 7,356,986
7,465 Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale
Meadows Academy Peoject, Series 2017, 5.375%, 7/01/47
7/27 at 100.00 BB 7,745,236
3,050 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/55
12/27 at 103.00 N/R 2,825,916
355 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Taxable Series 2021B, 5.000%, 12/01/27
No Opt. Call N/R 348,972
4,370 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45
12/25 at 100.00 BB- 4,697,619
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Lighthouse Academies of Northwest Indiana Inc.
Project, Series 2016:
2,170 7.000%, 12/01/34, 144A 12/24 at 100.00 N/R 2,249,791
5,640 7.250%, 12/01/44, 144A 12/24 at 100.00 N/R 5,832,549
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Seven Oaks Classical School Project, Series 2021A:
850 5.000%, 6/01/41 6/31 at 100.00 N/R 866,209
625 5.000%, 6/01/51 6/31 at 100.00 N/R 629,981
550 5.000%, 6/01/56 6/31 at 100.00 N/R 552,371
10,500 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A
12/27 at 103.00 N/R 9,157,260
355 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021B, 4.500%, 12/01/23
No Opt. Call N/R 351,170
1,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call B- 1,034,440
21,355 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
8/22 at 100.00 B- 21,499,573
Indiana Finance Authority, Hospital Revenue Bonds,
Community Health Network Project, Tender Option Bond
Trust 2015-XF1026:
3,750 16.636%, 5/01/42, (Pre-refunded 5/01/23), 144A, (IF) (5) 5/23 at 100.00 A (7) 4,283,025
1,000 16.636%, 5/01/42, (Pre-refunded 5/01/23), 144A, (IF) (5) 5/23 at 100.00 A (7) 1,142,140
1,000 16.636%, 5/01/42, (Pre-refunded 5/01/23), 144A, (IF) (5) 5/23 at 100.00 A (7) 1,142,140
1,600 16.636%, 5/01/42, (Pre-refunded 5/01/23), 144A, (IF) (5) 5/23 at 100.00 A (7) 1,827,424
40,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49,
(UB) (5)
12/29 at 100.00 AA 42,790,000
4,000 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.750%, 4/01/36
4/24 at 102.00 N/R 3,928,400
1,820 Saint Joseph County, Indiana, Economic Development Revenue Bonds,
Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35
5/22 at 100.00 N/R 1,831,466
1,500 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
11/23 at 100.00 N/R 1,566,615
18,375 Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%,
12/01/28, (AMT) (4),(8)
No Opt. Call N/R 5,932,001
185 Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017B, 7.250%,
6/01/22 (4),(8)
No Opt. Call N/R 59,724

115
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017:
$ 465 5.100%, 1/01/32 1/23 at 105.00 N/R $ 443,652
4,560 5.350%, 1/01/38 1/23 at 105.00 N/R 4,282,387
3,950 Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds,
Series 2016, 4.000%, 1/15/32
1/23 at 100.00 N/R 3,687,049
168,695 Total Indiana 159,444,452
Iowa - 0.8%
155,120 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 Ba2 155,965,404
Iowa Finance Authority, Senior Housing Revenue Bonds,
PHS Council Bluffs, Inc. Project, Series 2018:
750 5.000%, 8/01/38 8/23 at 102.00 N/R 735,187
2,050 5.125%, 8/01/48 8/23 at 102.00 N/R 1,957,258
81,330 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2, 0.000%,
6/01/65
6/31 at 25.58 N/R 10,498,890
239,250 Total Iowa 169,156,739
Kansas - 0.4%
7,140 Leavenworth County Unified School District 464, Tonganoxie, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2019A,
4.000%, 9/01/45
9/27 at 100.00 A1 7,491,683
2,850 Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village
Inc, Series 2017A, 5.000%, 5/15/43
5/27 at 100.00 BB+ 3,006,123
Olathe, Kansas, Tax Increment Revenue Bonds, Gateway
Area 1 Special Obligation Series 2006:
2,775 1.000%, 3/01/26 (4) 5/22 at 100.00 N/R 1,248,934
581 1.000%, 3/01/28 (4) No Opt. Call N/R 261,283
2,114 Olathe, Kansas, Transportation Development District Sales Tax Revenue
Bonds, Gateway Project Area lA, Series 2006, 1.750%, 12/01/28 (4)
5/22 at 100.00 N/R 360,527
2,300 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community
Improvement District No. 1 Project, Series 2012B, 0.000%, 12/15/34 (4)
12/22 at 100.00 N/R 1,150,000
Overland Park, Kansas, Sales Tax Special Obligation
Revenue Bonds, Prairiefire at Lionsgate Project, Series
2012:
7,385 4.375%, 12/15/23 12/22 at 100.00 N/R 5,909,034
5,000 5.250%, 12/15/29 12/22 at 100.00 N/R 2,972,250
10,955 6.000%, 12/15/32 12/22 at 100.00 N/R 5,915,590
10,725 Topeka, Kansas, Utility Revenue Bonds, Refunding Series 2018A, 4.000%,
8/01/48, (UB) (5)
8/26 at 100.00 Aa3 11,012,108
9,965 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Refunding & Improvement Series 2015, 5.000%,
9/01/45, (UB) (5)
9/25 at 100.00 AA- 10,813,819
University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System, Series
2017A:
13,050 4.000%, 3/01/42, (UB) 3/27 at 100.00 N/R 13,848,138
4,710 4.000%, 3/01/42, (Pre-refunded 3/01/27), (UB) 3/27 at 100.00 N/R (7) 5,114,118
3,393 Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood Tree
Apartments Project, Series 2002-I, 7.350%, 12/01/33, (AMT), (Mandatory
Put 4/07/22)
No Opt. Call N/R 3,405,921

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
116
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
Wyandotte County-Kansas City Unified Government,
Kansas, Sales Tax Special Obligation Bonds, Vacation
Village Project Area 1 and 2A, Series 2015:
$ 1,000 5.750%, 9/01/32 9/25 at 100.00 N/R $ 949,630
10,845 6.000%, 9/01/35 9/25 at 100.00 N/R 10,354,481
11,490 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 4-Major Multi-
Sports Athletic Complex Project, Series 2015, 0.000%, 9/01/34, 144A
No Opt. Call N/R 3,473,197
106,278 Total Kansas 87,286,836
Kentucky - 0.4%
3,000 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 N/R 2,892,180
Campbellsville, Kentucky, Industrial Building Revenue
Bonds, Campbellsville University Project, Series 2017:
4,580 5.000%, 3/01/39 3/27 at 100.00 N/R 4,447,455
2,500 4.500%, 3/01/47 3/27 at 100.00 N/R 2,135,850
9,850 Fayette County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Series 2018A, 4.000%, 5/01/38, (UB) (5)
5/26 at 100.00 AA- 10,365,451
3,535 Fort Thomas, Kentucky, Special Obligation Revenue Bonds, Onr Highland
Project Series 2020B, 5.500%, 9/01/50
9/30 at 100.00 N/R 3,537,156
3,000 Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian Regional
Healthcare Project, Series 2021, 3.000%, 7/01/46, (UB) (5)
7/31 at 100.00 A 2,482,650
5,900 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT) , (WI/DD, Settling 4/07/22)
1/32 at 100.00 N/R 5,959,295
6,000 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022B, 4.700%, 1/01/52, (AMT) , (WI/DD, Settling 4/07/22)
1/32 at 100.00 N/R 6,060,300
5,240 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-
XF1024, 17.750%, 1/01/45, (Pre-refunded 1/01/23), 144A, (IF) (5)
1/23 at 100.00 BBB+ (7) 5,821,745
1,000 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Christian Care Communities, Inc. Obligated
Group, Series 2021, 5.000%, 7/01/50
7/29 at 102.00 N/R 993,930
2,500 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Rosedale Green Project, Refunding Series
2015, 5.750%, 11/15/45
11/25 at 100.00 N/R 2,430,650
6,760 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 Baa2 7,239,622
22,500 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2020A, 3.000%,
10/01/43, (UB) (5)
10/29 at 100.00 A 20,575,350
4,975 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R 4,414,666
University of Louisville, Kentucky, Revenue Bonds, General
Reciepts Series 2020A:
5,945 2.625%, 9/01/46 - AGM Insured, (UB) (5) 9/28 at 100.00 A1 5,075,960
7,970 2.750%, 9/01/50 - AGM Insured, (UB) (5) 9/28 at 100.00 A1 6,805,981
95,255 Total Kentucky 91,238,241
Louisiana - 1.0%
36,865 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R 37,678,979

117
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 4,350 Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.625%, 6/15/48, 144A
6/28 at 100.00 N/R $ 4,585,335
1,185 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 N/R 1,291,295
2,905 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 N/R 2,906,540
3,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Tammany
Parish GOMESA Project, Series 2020, 3.875%, 11/01/45, 144A
11/29 at 100.00 N/R 3,127,775
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018:
1,990 5.375%, 11/01/38, 144A 11/28 at 100.00 N/R 2,127,768
1,785 5.500%, 11/01/39, 144A 11/28 at 100.00 N/R 1,918,107
1,960 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Vermilion Parish
GOMESA Project, Green Series 2019, 4.625%, 11/01/38, 144A
11/28 at 100.00 N/R 2,011,881
4,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Student Housing Revenue Bonds,
Provident Group - ULM Properties LLC-University of Louisiana at Monroe
Project, Series 2019A, 5.000%, 7/01/54, 144A
7/29 at 100.00 Ba3 3,604,880
10,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westside Habilitation Center
Project, Refunding Series 2017A, 6.250%, 2/01/47, 144A
2/27 at 100.00 N/R 10,317,300
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Lake Charles College Prep Project, Series 2019A:
3,315 5.000%, 6/01/49, 144A 6/27 at 100.00 N/R 3,172,422
3,760 5.000%, 6/01/58, 144A 6/27 at 100.00 N/R 3,521,766
4,225 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/60, 144A
6/31 at 100.00 N/R 4,129,346
1,480 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Mentorship
STEAM Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/31 at 100.00 N/R 1,353,712
8,745 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 3.000%, 5/15/47, (UB) (5)
5/30 at 100.00 A3 7,627,564
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Young Audiences Charter School, Series 2019A:
3,600 5.000%, 4/01/49, 144A 4/27 at 100.00 N/R 3,353,148
3,965 5.000%, 4/01/57, 144A 4/27 at 100.00 N/R 3,607,278
14,855 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R 15,290,103
7,500 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2020A, 3.000%, 6/01/50 -
AGM Insured, (UB) (5)
6/30 at 100.00 AA 6,615,075
5,000 Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident
Group-Flagship Properties LLC - Louisiana State University Nicolson
Gateway Project, Series 2016A, 5.000%, 7/01/56
7/26 at 100.00 A3 5,311,235
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Encore Academy Project, Series 2021A:
1,000 5.000%, 6/01/41, 144A 6/31 at 100.00 N/R 969,950
2,500 5.000%, 6/01/51, 144A 6/31 at 100.00 N/R 2,336,425

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
118
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Louisiana Public Facilities Authority, Revenue Bonds, Lake
Charles Charter Academy Foundation Project, Series
2011A:
$ 380 7.750%, 12/15/31 5/22 at 100.00 N/R $ 381,022
7,425 8.000%, 12/15/41 5/22 at 100.00 N/R 7,444,379
Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017:
4,515 0.000%, 10/01/33 (6) No Opt. Call BBB 4,462,355
20,000 0.000%, 10/01/46 (6) 10/33 at 100.00 BBB 19,503,600
Louisiana Public Facilities Authority, Revenue Bonds,
Southwest Louisiana Charter Academy Foundation Project,
Series 2013A:
3,900 8.250%, 12/15/38 12/23 at 100.00 N/R 4,049,214
4,125 8.375%, 12/15/43 12/23 at 100.00 N/R 4,280,925
5,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24,
(AMT), 144A (4)
No Opt. Call N/R 50
New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015:
5,000 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) (5) 6/25 at 100.00 A (7) 5,451,350
8,660 5.000%, 6/01/45, (Pre-refunded 6/01/25), (UB) (5) 6/25 at 100.00 A (7) 9,441,738
New Orleans, Louisiana, Water Revenue Bonds, Series
2015:
4,000 5.000%, 12/01/40, (Pre-refunded 12/01/25), (UB) (5) 12/25 at 100.00 A- (7) 4,413,600
4,000 5.000%, 12/01/45, (Pre-refunded 12/01/25), (UB) (5) 12/25 at 100.00 A- (7) 4,413,600
11,220 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB- 13,296,598
Saint Tammany Public Trust Financing Authority, Louisiana,
Revenue Bonds, Christwood Project, Refunding Series
2015:
865 5.250%, 11/15/29 11/24 at 100.00 N/R 905,101
1,000 5.250%, 11/15/37 11/24 at 100.00 N/R 1,035,460
Tangipahoa Parish Hospital Service District No 1:
2,000 4.000%, 2/01/41 2/31 at 100.00 BBB+ 2,094,486
2,075 4.000%, 2/01/42 2/31 at 100.00 BBB+ 2,165,619
3,037 West Trace Community Development District, Westlake, Louisiana, Special
Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46
No Opt. Call N/R 2,860,277
215,687 Total Louisiana 213,057,258
Maine - 0.0%
13,115 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal
Resources of Maine LLC Project, Green Series 2017, 0.000%, 12/15/33,
(AMT), 144A (4),(8)
12/26 at 100.00 N/R 1,474,553
4,500 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal
Resources of Maine LLC Project, Green Series 2019, 0.000%, 6/15/34
(4),(8)
12/26 at 100.00 N/R 505,947
4,850 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.300%, 11/15/46, (UB) (5)
11/30 at 100.00 AA+ 3,844,886
3,950 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade
Corporation Project, Series 2001, 6.875%, 10/01/26, (AMT)
5/22 at 100.00 B1 3,951,975
26,415 Total Maine 9,777,361

119
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland - 1.7%
Anne Arundel County, Maryland, Special Tax District
Revenue Bonds, Villages at Two Rivers Projects, Series
2014:
$ 1,310 4.900%, 7/01/30 7/24 at 100.00 N/R $ 1,344,008
1,035 5.125%, 7/01/36 7/24 at 100.00 N/R 1,063,017
1,840 5.250%, 7/01/44 7/24 at 100.00 N/R 1,889,901
9,260 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/46
9/27 at 100.00 CCC 9,354,452
1,500 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.500%, 6/01/43
6/26 at 100.00 N/R 1,551,600
2,040 Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research
Park Project, Series 2017A, 5.000%, 9/01/38
9/27 at 100.00 N/R 2,160,625
3,030 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016, 5.125%, 6/01/43
6/26 at 100.00 N/R 3,147,443
2,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C, 4.000%,
7/01/50
7/30 at 100.00 N/R 2,024,260
3,770 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R 4,038,235
Howard County, Maryland, Special Obligation Bonds,
Annapolis Junction Town Center Project, Series 2014:
725 5.800%, 2/15/34 2/24 at 100.00 N/R 739,152
1,000 6.100%, 2/15/44 2/24 at 100.00 N/R 1,019,620
3,150 Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.500%, 2/15/47, 144A
2/26 at 100.00 N/R 3,170,947
4,970 Maryland Community Development Administration, 2.150%, 9/01/43, (UB)
(5)
3/30 at 100.00 AA 3,892,057
11,350 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41, (UB) (5)
3/30 at 100.00 AA 9,214,838
29,010 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
5/22 at 100.00 BB- 29,282,984
Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A:
1,650 2.500%, 12/01/22 (4) No Opt. Call N/R 990,000
90,070 2.500%, 12/01/31 (4) 5/22 at 100.00 N/R 54,042,000
4,500 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 2.625%,
12/01/31 (4)
5/22 at 100.00 N/R 2,700,000
Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project,
Series 2017:
3,000 4.375%, 7/01/36 1/27 at 100.00 N/R 3,091,470
4,460 4.500%, 7/01/44 1/27 at 100.00 N/R 4,579,127
1,000 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 N/R 975,890
2,415 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Morgan State University Project, Series 2020, 5.000%, 7/01/56
7/30 at 100.00 BBB- 2,630,756

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
120
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Maryland Health and HIgher Educational Facilities
Authority, Revenue Bonds, Greater Baltimore Medical
Center, Series 2021A:
$ 6,210 2.500%, 7/01/51, (UB) (5) 7/31 at 100.00 N/R $ 4,729,350
20,385 3.000%, 7/01/51, (UB) (5) 7/31 at 100.00 A 17,762,877
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Green Street Academy, Series
2017A:
1,000 5.125%, 7/01/37, 144A 7/27 at 100.00 N/R 1,033,540
1,800 5.250%, 7/01/47, 144A 7/27 at 100.00 N/R 1,843,704
1,530 5.375%, 7/01/52, 144A 7/27 at 100.00 N/R 1,572,350
20,440 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42, (UB) (5)
2/25 at 100.00 A 21,960,532
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, MedStar Health Issue, Series
2017A:
34,180 5.000%, 5/15/45, (UB) (5) 5/27 at 100.00 A 38,532,481
17,070 4.000%, 5/15/47, (UB) (5) 5/27 at 100.00 A 17,898,066
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, MedStar Health Issue, Tender
Option Bond Trust 2015-XF1021:
2,495 16.879%, 8/15/42, 144A, (IF) (5) 2/25 at 100.00 A 3,236,314
19,710 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Taxable Series
2017D, 4.000%, 7/01/48, (UB) (5)
1/28 at 100.00 A 20,694,515
Maryland Stadium Authority Built to Learn Revenue:
5,560 3.000%, 6/01/41, (UB) (5) 6/31 at 100.00 A1 5,101,745
13,420 4.000%, 6/01/51, (UB) (5) 6/31 at 100.00 A1 14,038,259
15,165 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2021, 4.000%, 6/01/46, (UB) (5)
6/31 at 100.00 N/R 15,933,107
6,000 Montgomery County Housing Opportunities Commission, 2.850%,
1/01/51, (UB)
7/30 at 100.00 N/R 5,092,860
20,155 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Bonds, Hillside Senior Living Apartments, Series
2018, 4.950%, 2/01/60, (Mandatory Put 3/01/36), 144A
3/34 at 100.00 N/R 18,626,348
19,970 Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015, 5.000%, 12/01/44, (UB) (5)
6/25 at 100.00 AA- 21,670,446
5,100 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46,
144A
1/26 at 100.00 N/R 5,353,011
Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation
Bonds, Consolidated Public Improvement, Green Second
Series 2019B:
1,775 3.000%, 6/01/47, (UB) (5) 6/29 at 100.00 AAA 1,672,813
1,085 3.000%, 6/01/49, (UB) (5) 6/29 at 100.00 AAA 1,014,942
396,135 Total Maryland 360,669,642
Massachusetts - 0.7%
6,880 Attleboro, Massachusetts, General Obligation Bonds, School Project,
Series 2020, 2.625%, 10/15/50, (UB) (5)
10/28 at 100.00 AA 5,562,136
Massachusetts Development Finance Agency, Revenue
Bonds, Loomis Communities, Series 2013A:
1,245 6.000%, 1/01/33, (Pre-refunded 1/01/23) 1/23 at 100.00 N/R (7) 1,285,749
1,255 6.000%, 1/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R (7) 1,320,749

121
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 7,500 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2014, 5.125%, 7/01/44
7/24 at 100.00 BBB- $ 7,933,200
16,000 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2015-O1, 5.000%, 7/01/45, (UB) (5)
7/25 at 100.00 AA- 17,301,600
15,235 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2020C, 3.000%, 10/01/45 - AGM Insured, (UB) (5)
10/30 at 100.00 BBB+ 14,694,462
13,930 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue K, Series 2017B, 4.250%, 7/01/46, (AMT), (UB) (5)
7/26 at 100.00 A 14,208,322
5,000 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue M, Subordinate Series 2021C, 3.000%, 7/01/51, (AMT)
7/31 at 100.00 BBB 3,959,450
10,130 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B,
4.000%, 7/01/46, (AMT), (UB) (5)
7/26 at 100.00 AA- 10,318,519
15,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2018D, 4.000%, 5/01/48, (UB)
5/28 at 100.00 AA 15,865,950
Massachusetts State, General Obligation Bonds,
Consolidated Loan, Series 2020C:
810 3.000%, 3/01/47, (UB) 3/30 at 100.00 AA 749,404
6,470 3.000%, 3/01/49, (UB) (5) 3/30 at 100.00 AA 5,936,096
Massachusetts State, General Obligation Bonds,
Consolidated Loan, Series 2021B:
12,980 3.000%, 4/01/47, (UB) (5) 4/31 at 100.00 AA 12,007,149
49,000 2.125%, 4/01/51, (UB) (5) 4/31 at 100.00 AA 36,230,110
161,435 Total Massachusetts 147,372,896
Michigan - 1.6%
1,155 Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/44
11/27 at 102.00 BB 1,185,711
1,050 Chandler Park Academy, Michigan, Public School Academy Charter
School Revenue Bonds, Series 2005, 5.125%, 11/01/30
5/22 at 100.00 BBB- 1,050,420
1,955 Concord Academy, Boyne City, Michigan, Certificates of Participation,
Series 2007, 5.600%, 11/01/36
5/22 at 100.00 N/R 1,708,924
Conner Creek Academy East, Michigan, Public School
Revenue Bonds, Series 2007:
2,580 5.000%, 11/01/26 5/22 at 100.00 B 2,458,121
3,750 5.250%, 11/01/31 5/22 at 100.00 B 3,379,838
3,840 5.250%, 11/01/36 5/22 at 100.00 B 3,222,643
Detroit Academy of Arts and Sciences, Michigan, Public
School Academy Revenue Bonds, Refunding Series 2013:
2,615 6.000%, 10/01/33 10/23 at 100.00 N/R 2,633,070
4,110 6.000%, 10/01/43 10/23 at 100.00 N/R 4,125,001
8,325 Detroit Community High School, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 5.000%, 11/01/35
11/28 at 100.00 N/R 7,284,625
2,700 Detroit Service Learning Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/41
7/28 at 103.00 BB- 2,465,397
62,500 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
5/22 at 100.00 N/R 54,564,375
Detroit, Wayne County, Michigan, General Obligation
Bonds, Series 2003A:
465 5.250%, 4/01/22 4/22 at 100.00 N/R 465,000
159 5.250%, 4/01/23 5/22 at 100.00 N/R 159,105
3,500 Flint International Academy, Michigan, Public School Academy Revenue
Bonds, Series 2007, 5.750%, 10/01/37
5/22 at 100.00 BB 3,501,890

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
122
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 7,365 Grand Traverse County Hospital Finance Authority, Michigan, Revenue
Bonds, Munson Healthcare, Refunding Series 2021, 3.000%, 7/01/51,
(UB) (5)
7/31 at 100.00 A1 $ 6,513,311
2,700 Kentwood Economic Development Corporation, Michigan, Limited
Obligation Revenue Bonds, Holland Home Obligated Group, Refunding
Series 2012, 5.625%, 11/15/41
5/22 at 100.00 BBB- 2,714,256
41,005 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 4.000%, 11/01/48, (UB) (5)
11/28 at 100.00 Aa3 43,498,924
3,500 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021,
5.000%, 5/01/46
5/31 at 100.00 N/R 3,509,975
Michigan Finance Authority, Hospital Revenue Bonds,
McLaren Health Care, Refunding Series 2019A:
16,165 4.000%, 2/15/44, (UB) (5) 8/29 at 100.00 A1 17,204,733
5,000 4.000%, 2/15/47, (UB) (5) 8/29 at 100.00 A1 5,297,500
23,700 4.000%, 2/15/50, (UB) (5) 8/29 at 100.00 A1 25,058,010
13,710 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 3.000%, 12/01/49, (UB) (5)
12/29 at 100.00 AA- 12,280,321
830 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019,
5.000%, 2/01/33
2/27 at 102.00 BB+ 872,015
1,390 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Creative Montessori Academy Project, Series 2011,
7.000%, 5/01/31
5/22 at 100.00 BBB- 1,390,987
Michigan Finance Authority, Public School Academy
Limited Obligation Revenue Bonds, Holly Academy Project,
Refunding Series 2021:
905 4.000%, 12/01/41 12/31 at 100.00 N/R 836,292
1,000 4.000%, 12/01/51 12/31 at 100.00 N/R 875,530
Michigan Finance Authority, Public School Academy
Limited Obligation Revenue Bonds, Hope Academy
Project, Refunding Series 2021:
2,705 4.400%, 4/01/31, 144A 4/28 at 100.00 N/R 2,453,138
4,645 4.900%, 4/01/41, 144A 4/28 at 100.00 N/R 3,971,800
Michigan Finance Authority, Public School Academy
Limited Obligation Revenue Bonds, Madison Academy
Project, Refunding Series 2021:
1,000 4.250%, 12/01/39 12/27 at 100.00 N/R 889,980
1,000 5.000%, 12/01/46 12/27 at 100.00 N/R 937,990
400 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%,
12/01/40
5/22 at 100.00 BB- 400,144
11,000 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R 9,380,140
21,750 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB 24,219,278
5,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts, Taxable Series 2020B, 0.000%, 6/01/45
No Opt. Call BBB- 1,461,200
Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2015A:
6,675 4.350%, 10/01/45, (UB) (5) 10/24 at 100.00 AA 6,849,952
13,525 4.600%, 4/01/52, (UB) (5) 10/24 at 100.00 AA 13,929,803

123
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 840 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37
5/22 at 100.00 N/R $ 840,554
1,915 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2017, 7.000%, 12/01/46
12/27 at 100.00 N/R 1,975,916
1,505 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008, 6.500%,
11/01/35
5/22 at 100.00 BBB- 1,506,640
10,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2019-I, 4.000%, 4/15/54, (UB) (5)
10/29 at 100.00 AA- 10,567,400
20,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 3.000%, 10/15/51
10/31 at 100.00 AA- 18,297,600
590,580 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series
2008C, 0.000%, 6/01/58
6/33 at 11.41 N/R 28,253,347
3,625 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation
Series 2007B, 0.000%, 6/01/52
4/22 at 11.71 CCC- 423,183
50,000 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Taxable Capital Appreciation Turbo Term
Series 2008B, 0.000%, 6/01/46
4/22 at 13.43 N/R 6,040,000
Renaissance Public School Academy, Michigan, Public
School Academy Revenue Bonds, Series 2012A:
870 5.500%, 5/01/27 5/22 at 100.00 BB 870,574
1,565 6.000%, 5/01/37 5/22 at 100.00 BB 1,566,284
1,385 Saline Economic Development Corporation, Michigan, Limited Obligation
Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series
2012, 5.250%, 6/01/32
6/22 at 100.00 BB 1,387,465
1,650 Summit Academy North, Michigan, Revenue Bonds, Public School
Academy, Refunding Series 2021, 4.000%, 11/01/41
11/28 at 103.00 N/R 1,576,460
2,295 Summit Academy, Michigan, Revenue Bonds, Public School Academy
Series 2005, 6.375%, 11/01/35
5/22 at 100.00 B+ 2,295,711
969,904 Total Michigan 348,350,533
Minnesota - 0.8%
Anoka, Minnesota, Health Care and Housing Facility
Revenue Bonds, The Homestead at Anoka, Inc. Project,
Series 2014:
1,200 5.375%, 11/01/34 11/24 at 100.00 N/R 1,238,172
1,000 5.125%, 11/01/49 11/24 at 100.00 N/R 1,016,210
Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A:
3,040 5.000%, 7/01/38 7/26 at 102.00 N/R 3,131,686
1,570 5.000%, 7/01/53 7/26 at 102.00 N/R 1,588,322
9,235 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 N/R 7,816,873
Brooklyn Park, Minnesota, Charter School Lease Revenue
Bonds, Athlos Leadership Academy Project, Series 2015A:
750 5.500%, 7/01/40 7/25 at 100.00 N/R 766,650
1,420 5.750%, 7/01/46 7/25 at 100.00 N/R 1,454,364
2,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie
Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39
3/25 at 100.00 BB- 2,019,280

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
124
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
City of Ham Lake, Minnesota, Charter School Lease
Revenue Bonds, DaVinci Academy Project, Series 2016A:
$ 700 5.000%, 7/01/36 7/24 at 102.00 N/R $ 732,410
2,510 5.000%, 7/01/47 7/24 at 102.00 N/R 2,599,933
Columbia Heights, Minnesota, Charter School Lease
Revenue Bonds, Prodeo Academy Project, Series 2019A:
6,000 5.000%, 7/01/49 7/27 at 102.00 N/R 5,968,740
2,000 5.000%, 7/01/54 7/27 at 102.00 N/R 1,973,020
Columbus, Minnesota, Charter School Lease Revenue
Bonds, New Millennium Academy Project, Series 2015A:
1,050 5.500%, 7/01/30 7/25 at 100.00 B 1,021,451
6,200 5.875%, 7/01/40 7/25 at 100.00 B 5,928,874
5,000 6.000%, 7/01/45 7/25 at 100.00 B 4,736,050
1,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.500%, 7/01/50
7/25 at 100.00 BB+ 1,058,210
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Seven Hills Preparatory Academy Project, Series
2017A:
1,000 5.000%, 10/01/37 10/24 at 100.00 N/R 1,005,330
1,700 5.000%, 10/01/49 10/24 at 100.00 N/R 1,694,951
2,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.375%, 8/01/50
8/27 at 102.00 BB+ 2,141,040
Greenwood, Minnesota, Charter School Lease Revenue
Bonds, Main Street School of Performing Arts Project,
Series 2016A:
2,360 5.000%, 7/01/36 7/26 at 100.00 N/R 2,385,865
4,925 5.000%, 7/01/47 7/26 at 100.00 N/R 4,889,688
2,575 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 BB 2,685,957
2,000 Hayward, Minnesota, Health Care Facilities Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%,
2/01/44
8/24 at 100.00 N/R 1,839,220
Hugo, Minnesota, Charter School Lease Revenue Bonds,
Noble Academy Project, Series 2014A:
810 5.000%, 7/01/34 7/24 at 100.00 BB 827,326
2,965 5.000%, 7/01/44 7/24 at 100.00 BB 3,002,359
1,870 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/48
7/26 at 100.00 N/R 1,804,943
10,600 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2021A, 5.000%, 7/01/56, 144A
7/27 at 100.00 N/R 8,622,888
600 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Taxable Series 2021B, 6.000%, 7/01/28
No Opt. Call N/R 576,558
2,285 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
5/22 at 100.00 B1 2,286,143
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Friendship Academy of the Arts Project, Series
2019A:
1,385 5.250%, 12/01/43, 144A 12/27 at 100.00 N/R 1,403,144
2,000 5.250%, 12/01/52, 144A 12/27 at 100.00 N/R 2,012,480
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Hiawatha Academies Project, Series 2016A:
1,000 5.000%, 7/01/36 7/24 at 102.00 N/R 1,035,040
2,640 5.000%, 7/01/47 7/24 at 102.00 N/R 2,706,660

125
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 1,110 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast
College Prep Project, Series 2020A, 5.000%, 7/01/55
7/30 at 100.00 N/R $ 1,097,479
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2017A:
1,080 6.000%, 7/01/32, 144A 7/27 at 100.00 N/R 1,153,246
1,250 6.250%, 7/01/37, 144A 7/27 at 100.00 N/R 1,336,587
5,510 6.500%, 7/01/48, 144A 7/27 at 100.00 N/R 5,870,740
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Twin Cities International Schools Project, Series
2017A:
1,680 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R 1,759,884
5,625 5.000%, 12/01/47, 144A 12/27 at 100.00 N/R 5,800,613
Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A:
500 5.000%, 9/01/34 9/24 at 100.00 BB- 508,135
1,840 5.000%, 9/01/44 9/24 at 100.00 BB- 1,853,174
2,000 Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester
Math & Science Academy Project, Series 2018A, 5.125%, 9/01/38
9/28 at 100.00 N/R 1,858,400
Saint Cloud, Minnesota, Charter School Lease Revenue
Bonds, Stride Academy Project, Series 2016A:
2,025 5.000%, 4/01/36 4/26 at 100.00 N/R 1,763,775
3,085 5.000%, 4/01/46 4/26 at 100.00 N/R 2,475,712
2,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Refunding Series 2015A, 5.000%, 12/01/46
12/24 at 100.00 BBB- 2,616,775
21,815 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2016A, 5.750%, 7/01/47, 144A
7/26 at 100.00 N/R 22,515,480
1,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
5.500%, 7/01/52, 144A
7/27 at 100.00 N/R 1,574,940
4,750 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 BB+ 4,948,313
5,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project,
Series 2020A, 5.000%, 12/01/55
12/28 at 102.00 BB 4,683,550
1,100 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Math & Science Academy Charter School
Project, Series 2021A, 4.000%, 6/01/56, 144A
6/29 at 102.00 N/R 884,103
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School
Project, Series 2018A:
1,200 5.000%, 6/15/38, 144A 6/25 at 100.00 N/R 1,239,612
1,285 5.000%, 6/15/48, 144A 6/25 at 100.00 N/R 1,316,148
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Series 2015A:
40 5.000%, 7/01/35 7/25 at 100.00 BB 41,239
1,715 5.300%, 7/01/45 7/25 at 100.00 BB 1,795,314
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 BB 1,012,900

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
126
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Saint Paul Housing and Redevelopment Authority,
Minnesota, Collateralized Multifamily Housing Revenue
Bonds, Marian Center Project, Series 2007A:
$ 845 5.300%, 11/01/30 5/22 at 100.00 N/R $ 845,084
1,225 5.375%, 5/01/43 5/22 at 100.00 N/R 1,177,911
2,150 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Hope Community Academy Project, Series 2015A,
5.000%, 12/01/43
12/24 at 100.00 BB 2,086,188
6,875 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
10/22 at 100.00 BBB- 6,896,106
1,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
1/23 at 100.00 N/R 923,170
4,795 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy
Project, Series 2016A, 5.125%, 10/01/48
10/26 at 100.00 N/R 4,911,710
Spring Lake Park, Minnesota, Charter School Lease
Revenue Bonds, Excell Academy for Higher Learning Inc.,
Series 2019A:
1,125 5.000%, 6/15/49 6/27 at 100.00 N/R 1,155,071
1,595 5.000%, 6/15/54 6/27 at 100.00 N/R 1,633,711
Stillwater, Minnesota, Multifamily Housing Revenue Bonds,
Orleans Homes LP, Series 2007:
840 5.250%, 2/01/27, (AMT) 5/22 at 100.00 N/R 840,596
800 5.500%, 2/01/42, (AMT) 5/22 at 100.00 N/R 800,264
Winona Port Authority, Minnesota, Charter School Lease
Revenue Bonds, Bluffview Montessori School Project,
Refunding Series 2016:
315 4.500%, 6/01/36 6/24 at 100.00 N/R 297,606
730 4.750%, 6/01/46 6/24 at 100.00 N/R 683,148
177,295 Total Minnesota 174,326,521
Mississippi - 0.1%
5,425 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series
2019A, 4.250%, 10/15/49, (Mandatory Put 10/15/39), 144A
10/26 at 100.00 N/R 4,530,146
9,250 Mississippi Business Finance Corporation, Revenue Bonds, System Energy
Resources, Inc. Project, Refunding Series 2021, 2.375%, 6/01/44, (UB)
(5)
6/26 at 100.00 Baa1 7,194,465
1,068 Mississippi Home Corporation, Multifamily Housing Revenue Bonds,
Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34,
(AMT)
5/22 at 100.00 N/R 983,617
15,743 Total Mississippi 12,708,228
Missouri - 1.6%
1,000 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
5.250%, 6/01/39
6/24 at 100.00 N/R 950,020
6,809 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017B, 5.000%, 11/01/29, 144A
5/22 at 100.00 N/R 5,701,965
155 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 Ba1 164,404

127
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Fulton, Missouri, Tax Increment Revenue Bonds, Fulton
Commons Redevelopment Project, Series 2006:
$ 38 5.000%, 6/01/22 (4) 6/20 at 100.00 N/R $ 37,589
3,000 5.000%, 6/01/28 (4) 5/22 at 100.00 N/R 1,980,000
1,900 Hanley/Eager Road Transportation Development District, Missouri,
Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/42
5/22 at 100.00 N/R 1,768,748
Joplin Industrial Development Authority, Missouri, Sales
Tax Revenue Bonds, 32nd Street Place Community
Improvement District Project, Series 2021:
770 3.500%, 11/01/40 11/28 at 100.00 N/R 674,620
1,500 4.250%, 11/01/50 11/28 at 100.00 N/R 1,299,105
3,935 Kansas City Industrial Development Authority, Missouri, Revenue Bonds,
Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A
9/24 at 103.00 N/R 3,668,994
Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center
Community Improvement District, Senior Refunding &
Improvement Series 2016:
775 5.000%, 4/01/36, 144A 4/26 at 100.00 N/R 778,053
3,140 5.000%, 4/01/46, 144A 4/26 at 100.00 N/R 3,083,951
4,758 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District,
Subordinate Refunding & Improvement Series 2016, 8.000%, 4/15/46,
144A
4/26 at 100.00 N/R 4,430,697
1,200 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A, 5.250%, 5/15/42
5/27 at 100.00 BB 1,235,664
635 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds,
Refunding Series 2015A, 5.750%, 4/01/55
5/22 at 100.00 N/R 561,869
6,948 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds,
Refunding Taxable Series 2015B, 0.000%, 4/01/55
5/22 at 100.00 N/R 1,215,890
Land Clearance for Redevelopment Authority of Kansas
City, Missouri, Project Revenue Bonds, Convention Center
Hotel Project - CID  Special Assessments, Series 2018A:
6,250 6.250%, 4/15/49, 144A 4/28 at 100.00 N/R 6,037,438
2,500 6.625%, 4/15/49, 144A 4/28 at 100.00 N/R 2,510,975
Lees Summit Industrial Development Authority, Missouri,
Special Assessment and Sales Tax Revenue Bonds, Summit
Fair Community Improvement District Project, Series 2012:
865 5.000%, 5/01/35 5/22 at 100.00 N/R 852,726
2,365 6.000%, 5/01/42 5/22 at 100.00 N/R 2,348,492
2,500 Lee's Summit, Missouri, Special Obligation Tax Increment and Special
District Improvement Bonds, Summit Fair Project, Refunding Series
2017, 4.875%, 11/01/37, 144A
11/27 at 100.00 N/R 2,252,950
Liberty, Missouri, Special Obligation Tax Increment and
Special Districts Bonds, Liberty Commons Project, Series
2015A:
4,200 5.750%, 6/01/35, 144A 6/25 at 100.00 N/R 4,184,292
3,965 6.000%, 6/01/46, 144A 6/25 at 100.00 N/R 3,975,864
7,095 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Subordinate Lien Series 2015B,
8.500%, 6/15/46, 144A
6/25 at 100.00 N/R 7,033,841
1,000 M150 and 135th Street Transporation Development District, Kansas
City, Missouri, Transportation Sales Tax Revenue Bonds, Series 2020A,
4.250%, 10/01/43
10/27 at 100.00 N/R 941,740

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
128
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 38,395 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc, Series 2018A, 4.000%,
11/15/48, (UB) (5)
5/28 at 100.00 A+ $ 40,602,329
14,580 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48), (UB) (5)
1/28 at 100.00 AA 15,274,445
12,750 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48, (UB) (5)
11/23 at 100.00 A2 13,293,150
30,120 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2019A, 4.000%, 11/15/49, (UB) (5)
5/29 at 100.00 A2 31,829,310
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Tender Option Bond
Trust 2015-XF1015:
5,085 16.395%, 11/15/48, 144A, (IF) (5) 11/23 at 100.00 A2 5,951,128
24,945 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C, 4.000%, 11/15/49, (UB) (5)
11/27 at 100.00 A+ 26,074,011
35,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53
6/30 at 100.00 A+ 36,770,293
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series
2019A:
1,925 4.000%, 2/15/44, (UB) (5) 2/29 at 100.00 A1 1,998,843
9,815 4.000%, 2/15/49, (UB) (5) 2/29 at 100.00 A1 10,133,300
6,580 4.000%, 2/15/54, (UB) (5) 2/29 at 100.00 A1 6,775,887
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Children's Mercy Hospital, Series 2017A:
9,500 4.000%, 5/15/42, (UB) (5) 5/25 at 102.00 A+ 10,022,785
41,750 4.000%, 5/15/48, (UB) (5) 5/25 at 102.00 A+ 43,915,990
3,185 Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021, 4.000%, 10/01/44
10/31 at 100.00 N/R 2,844,874
1,478 North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding Series
2021A, 4.000%, 12/01/46
No Opt. Call N/R 1,225,438
1,660 Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria
Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28
5/23 at 100.00 N/R 1,667,918
3,455 Saint Charles County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, O'Fallon Retail Walk Community Improvement District
Project, Series 2017A, 6.250%, 12/01/36, 144A
12/26 at 100.00 N/R 3,412,262
3,000 Saint Charles County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Wentzville Parkway Regional Community Improvement
District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 N/R 2,661,090
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Nazareth Living
Center, Series 2015A:
600 5.000%, 8/15/35 8/25 at 100.00 N/R 613,932
1,800 5.125%, 8/15/45 8/25 at 100.00 N/R 1,825,884
3,215 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 N/R 3,331,222
Saint Louis Industrial Development Authority, Missouri,
Confluence Academy Project, Series 2007A:
1,060 5.250%, 6/15/25 5/22 at 100.00 N/R 1,054,679
5,700 5.350%, 6/15/32 5/22 at 100.00 N/R 5,517,087

129
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 1,664 Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts
Project, Series 2007, 3.850%, 9/01/27 (4)
9/22 at 100.00 N/R $ 366,080
526 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City
Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26
5/22 at 100.00 N/R 526,221
2,298 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
5/22 at 100.00 N/R 1,241,144
1,170 Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand
Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%,
12/11/29
5/22 at 100.00 N/R 760,500
5,100 Shrewsbury, Missouri, Tax Increment and Improvement District Revenue
Bonds, Kenrick Plaza Redevelopment Project, Series 2016, 4.000%,
5/01/36, 144A
5/25 at 100.00 N/R 4,564,959
293 St Louis, Missouri, Tax Increment Financing District Revenue Bonds,
Gaslight Square East Project, Series 2006, 5.500%, 1/22/28
9/22 at 100.00 N/R 275,766
2,205 St Louis, Missouri, Tax Increment Financing District Revenue Bonds,
Printers Lofts Project, Series 2006, 3.900%, 8/21/26 (4)
No Opt. Call N/R 441,000
135 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
3/23 at 103.00 Ba1 143,107
10,100 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 N/R 8,822,653
1,100 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.875%, 4/01/47
4/28 at 100.00 N/R 952,798
347,492 Total Missouri 342,579,972
Montana - 0.1%
500 Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/37
5/25 at 102.00 N/R 522,505
Montana Facility Finance Authority:
1,500 4.000%, 6/01/45 6/31 at 100.00 A 1,593,784
13,570 3.000%, 6/01/50, (UB) (5) 6/31 at 100.00 A 11,845,117
15,570 Total Montana 13,961,406
Nebraska - 0.1%
Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health
System, Tender Option Bond Trust 2015-XF1042:
960 16.580%, 11/01/45, 144A, (IF) (5) 11/25 at 100.00 A 1,267,018
1,545 16.562%, 11/01/48, 144A, (IF) (5) 11/25 at 100.00 A 2,038,550
5,410 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Series 2021A, 3.000%, 7/01/51, (UB) (5)
1/32 at 100.00 A2 4,549,864
15,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Program
Bonds, Green Series 2021B, 3.000%, 7/15/54
7/31 at 100.00 AA 12,912,750
10,460 University of Nebraska Facilities Corporation, Nebraska, Facilities Program
Bonds, Series 2021A, 4.000%, 7/15/59, (UB) (5)
7/31 at 100.00 AA 11,181,008
33,375 Total Nebraska 31,949,190
Nevada - 1.5%
860 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35
8/25 at 100.00 N/R 894,839
12,782 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2017B, 5.125%, 12/15/37, (AMT), 144A
12/27 at 100.00 N/R 10,910,024

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
130
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Green Series 2018:
$ 2,925 5.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R $ 2,531,997
15,720 6.950%, 2/15/38, (AMT), 144A 8/28 at 100.00 N/R 15,758,042
9,500 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R 9,255,755
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Series 2017:
11,977 5.875%, 12/15/27, (AMT), 144A No Opt. Call N/R 12,799,758
81,345 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R 81,914,415
36,390 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R 32,324,873
Director of the State of Nevada Department of Business
and Industry, Charter School Lease Revenue Bonds,
Somerset Academy, Series 2015:
1,000 5.000%, 12/15/35, 144A 12/25 at 100.00 BB 1,054,740
2,520 5.125%, 12/15/45, 144A 12/25 at 100.00 BB 2,628,713
1,500 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 5.000%, 12/15/48, 144A
12/25 at 100.00 BB 1,556,730
Henderson Public Improvement Trust, Nevada, Revenue
Bonds, Touro College and Unversity System, Series 2014A:
2,630 5.500%, 1/01/39 7/24 at 100.00 BBB- 2,760,264
3,000 5.500%, 1/01/44 7/24 at 100.00 BBB- 3,136,680
Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018:
795 5.000%, 9/01/38 9/28 at 100.00 N/R 844,282
7,630 5.375%, 9/01/48 9/28 at 100.00 N/R 8,117,710
Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series
2018B:
1,660 5.000%, 7/01/36 7/28 at 100.00 A 1,883,013
1,000 5.000%, 7/01/37 7/28 at 100.00 A 1,133,717
1,000 5.000%, 7/01/38 7/28 at 100.00 A 1,132,488
5,000 5.000%, 7/01/43 7/28 at 100.00 A 5,625,717
55,685 4.000%, 7/01/49, (UB) (5) 7/28 at 100.00 A 58,313,332
1,025 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35
12/25 at 100.00 N/R 1,069,290
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 26, Series
2017:
450 4.375%, 6/01/42 6/27 at 100.00 N/R 457,983
535 4.500%, 6/01/47 6/27 at 100.00 N/R 543,897
1,500 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 815 Summerlin Village 25, Series 2020, 5.000%, 12/01/49
12/30 at 100.00 N/R 1,581,810
3,000 Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park
Tourism Improvement District, Series 2016, 4.375%, 6/15/35, 144A
4/22 at 100.00 N/R 2,966,490
1,415 Mesquite, Nevada, Local Improvement Bonds, Special Improvement
District 07-01 Anthem at Mesquite, Refunding Series 2016, 4.250%,
8/01/37
8/26 at 100.00 N/R 1,426,787

131
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
Nevada System of Higher Education, Certificates of
Participation, Series 2020A:
$ 5,190 3.000%, 7/01/45, (UB) (5) 7/29 at 100.00 AA- $ 4,706,655
11,625 3.000%, 7/01/50, (UB) (5) 7/29 at 100.00 AA- 10,273,013
1,300 Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series
2017A, 5.000%, 7/15/47, 144A
7/25 at 100.00 BB+ 1,365,637
North Las Vegas, Nevada, Local Improvement Bonds,
Special Improvement District 65 Northern Beltway
Commercial Area, Series 2017:
2,010 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R 2,141,836
4,100 5.000%, 12/01/47, 144A 12/27 at 100.00 N/R 4,305,000
4,095 Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation
Bonds, Series 2007C, 5.400%, 6/01/27
5/22 at 100.00 N/R 3,683,616
148,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018C, 0.000%, 7/01/58, 144A
7/38 at 31.26 N/R 18,563,640
90,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018D, 0.000%, 7/01/58, 144A
7/28 at 13.65 N/R 8,787,600
529,164 Total Nevada 316,450,343
New Hampshire - 0.1%
Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B:
625 0.000%, 1/01/23 - ACA Insured No Opt. Call B3 610,006
50 0.000%, 1/01/25 - ACA Insured No Opt. Call B3 45,463
370 0.000%, 1/01/27 - ACA Insured No Opt. Call B3 310,959
730 0.000%, 1/01/29 - ACA Insured No Opt. Call B3 562,640
3,320 0.000%, 1/01/30 - ACA Insured No Opt. Call B3 2,443,288
14,030 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Dartmouth-Hitchcock Obligated Group, Series 2014B, 4.000%, 8/01/33,
(UB) (5)
8/24 at 100.00 A 14,494,112
19,125 Total New Hampshire 18,466,468
New Jersey - 2.3%
4,920 Atlantic City, Atlantic County, New Jersey, General Obligation Bonds, Tax
Appeal Refunding Series 2017A, 5.000%, 3/01/42 - BAM Insured, (UB)
(5)
3/27 at 100.00 Baa1 5,481,815
7,545 Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal
Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35, (AMT)
5/22 at 100.00 B 6,891,528
2,370 Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A,
5.125%, 1/01/37 (4)
5/22 at 100.00 Caa3 1,506,917
New Jersey Economic Development Authority, Charter
School Revenue Bonds, Greater Brunswick Charter School,
Series 2014A:
850 5.625%, 8/01/34, 144A 8/24 at 100.00 N/R 865,190
1,530 5.875%, 8/01/44, 144A 8/24 at 100.00 N/R 1,561,946
1,000 6.000%, 8/01/49, 144A 8/24 at 100.00 N/R 1,023,590
New Jersey Economic Development Authority, Charter
School Revenue Bonds, Teaneck Community Charter
School, Series 2017A:
1,120 5.000%, 9/01/37, 144A 9/27 at 100.00 BB 1,173,391
2,325 5.125%, 9/01/52, 144A 9/27 at 100.00 BB 2,418,860

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
132
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014:
$ 1,075 5.000%, 1/01/34 1/24 at 100.00 N/R $ 1,068,313
1,675 5.250%, 1/01/44 1/24 at 100.00 N/R 1,649,239
2,500 New Jersey Economic Development Authority, Lease Revenue Bonds,
State Government Buildings-Health Department & Taxation Division
Office Project, Series 2018A, 5.000%, 6/15/47, (UB) (5)
12/27 at 100.00 BBB 2,711,725
New Jersey Economic Development Authority, Lease
Revenue Bonds, State Government Buildings-Juvenile
Justice Commission Facilities Project, Series 2018C:
230 5.000%, 6/15/36 12/27 at 100.00 BBB 252,561
6,000 5.000%, 6/15/47, (UB) (5) 12/27 at 100.00 BBB 6,508,140
1,750 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011B, 3.000%, 8/01/43, (AMT), (UB) (5)
8/24 at 100.00 A1 1,658,790
9,400 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011C, 3.000%, 8/01/41, (AMT), (UB) (5)
8/24 at 100.00 A1 9,017,326
16,950 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/44,
(UB) (5)
11/29 at 100.00 BBB 17,330,697
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
14,865 5.250%, 6/15/40, (UB) (5) 6/25 at 100.00 BBB 16,080,362
865 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) (5) 6/25 at 100.00 N/R (7) 950,670
15,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.000%, 6/15/41, (UB) (5)
12/26 at 100.00 BBB 16,314,900
8,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, 5.000%, 6/15/42, (UB) (5)
6/27 at 100.00 BBB 8,671,680
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2019LLL:
21,965 4.000%, 6/15/44, (UB) (5) 12/29 at 100.00 BBB 22,464,704
44,360 4.000%, 6/15/49, (UB) (5) 12/29 at 100.00 BBB 45,080,406
New Jersey Economic Development Authority, School
Revenue Bonds, Leap Academy University Charter School
Inc. Project; Series 2014A:
850 6.000%, 10/01/34, 144A 10/24 at 100.00 BB- 886,031
2,255 6.200%, 10/01/44, 144A 10/24 at 100.00 BB- 2,341,705
22,150 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%,
9/15/27, (AMT)
9/22 at 100.00 B 22,419,787
7,390 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28, (AMT)
5/22 at 100.00 B 7,395,764
3,500 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
8/22 at 101.00 B+ 3,561,880
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B:
9,750 5.625%, 11/15/30, (AMT) 3/24 at 101.00 B+ 10,314,622
3,000 5.625%, 11/15/30, (AMT) 3/24 at 101.00 B+ 3,173,730
2,580 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2003, 5.500%, 6/01/33, (AMT)
6/23 at 101.00 B+ 2,682,555

133
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 5,000 New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021, 3.000%, 7/01/46,
(UB) (5)
7/31 at 100.00 AA- $ 4,545,650
1,000 New Jersey Health Care Facilities Financing Authority, New Jersey,
Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011,
6.250%, 7/01/35
5/22 at 100.00 BB+ 1,002,260
3,290 New Jersey Health Care Facilities Financing Authority, New Jersey,
Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%,
7/01/37
5/22 at 100.00 BB+ 3,297,633
10,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A, 4.000%, 7/01/51,
(UB)
7/31 at 100.00 N/R 10,602,700
16,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 N/R 14,061,280
1,420 New Jersey Higher Education Assistance Authority, Student Loan Revenue
Bonds, Senior Lien Series 2017-1A, 4.000%, 12/01/30, (AMT)
12/26 at 100.00 AA 1,446,273
7,625 New Jersey Higher Education Assistance Authority, Student Loan Revenue
Bonds, Subordinate Series 2020C, 4.250%, 12/01/50, (AMT), (UB) (5)
12/28 at 100.00 A2 7,704,376
880 New Jersey Higher Education Assistance Authority, Student Loan Revenue
Bonds, Tender Option Bond Trust 2015-XF0151, 10.568%, 12/01/24,
(AMT), 144A, (IF)
12/23 at 100.00 AA 932,774
2,500 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39, (AMT)
12/22 at 100.00 A 2,552,300
23,120 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/30, (UB)
(5)
6/26 at 100.00 Baa1 25,580,662
2,310 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/34
No Opt. Call BBB 1,466,919
40,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/36 - AMBAC Insured,
(UB) (5)
No Opt. Call BBB 23,550,000
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2008A:
3,000 0.000%, 12/15/35 No Opt. Call BBB 1,824,900
49,200 0.000%, 12/15/38 - BAM Insured, (UB) (5) No Opt. Call AA 27,011,292
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2009A:
2,060 0.000%, 12/15/38 No Opt. Call BBB 1,098,083
71,475 0.000%, 12/15/39, (UB) (5) No Opt. Call BBB 36,488,702
14,990 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 4.000%, 12/15/37 - BAM Insured, (UB) (5)
12/28 at 100.00 Baa1 15,858,820
40,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 4.500%, 6/15/49, (UB) (5)
12/28 at 100.00 BBB 41,891,600
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
2,500 4.000%, 6/15/44 12/28 at 100.00 BBB 2,550,161
8,715 4.000%, 6/15/44, (UB) (5) 12/28 at 100.00 BBB 8,895,052
6,495 3.500%, 6/15/46, (UB) (5) 12/28 at 100.00 BBB 6,102,767
18,975 4.000%, 6/15/50, (UB) (5) 12/28 at 100.00 BBB 19,249,948
22,795 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/50, (UB) (5)
12/30 at 100.00 BBB 23,159,036
571,120 Total New Jersey 504,332,012

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
134
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico - 0.1%
$ 1,210 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 N/R $ 1,230,243
650 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44
10/25 at 100.00 N/R 652,431
3,710 Mariposa East Public Improvement District, New Mexico, Revenue Bonds,
Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32
9/22 at 62.55 N/R 1,790,668
605 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015A, 5.900%, 9/01/32
9/25 at 100.00 N/R 597,105
4,185 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015C, 5.900%, 9/01/32
No Opt. Call N/R 4,052,126
2,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 N/R 2,018,720
5,845 New Mexico Hospital Equipment Loan Council, First Mortgage Revenue
Bonds, Haverland Carter Lifestyle Group,  Series 2013, 5.000%, 7/01/42
7/22 at 100.00 BB+ 5,900,411
Trails Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2008:
485 7.625%, 10/01/23 5/22 at 100.00 N/R 481,615
3,145 7.750%, 10/01/38 5/22 at 100.00 N/R 2,903,841
4,880 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43
10/24 at 100.00 N/R 4,932,802
2,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 4.250%, 5/01/40, 144A
5/29 at 103.00 N/R 1,854,280
5,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R 4,787,400
33,715 Total New Mexico 31,201,642
New York - 11.9%
Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Series 2009:
19,430 0.000%, 7/15/32 No Opt. Call Ba1 13,261,364
3,470 0.000%, 7/15/35 No Opt. Call Ba1 2,091,126
10,000 0.000%, 7/15/45 No Opt. Call Ba1 3,887,300
14,015 Broome County Local Development Corporation, New York, Revenue
Bonds, United Health Services Hospitals, Inc. Project, Series 2020,
3.000%, 4/01/45 - AGM Insured, (UB)
4/30 at 100.00 N/R 12,176,793
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York, Series
2014:
200 5.000%, 11/01/39 11/24 at 100.00 BB 208,976
7,645 5.500%, 11/01/44 11/24 at 100.00 BB 8,050,873
Build New York City Resource Corporation, New York,
Revenue Bonds, New World Preparatory Charter School
Project, Series 2021A:
735 4.000%, 6/15/51 6/31 at 100.00 N/R 710,363
530 4.000%, 6/15/56 6/31 at 100.00 N/R 504,358
51,630 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R 55,296,763
17,240 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 N/R 15,350,841

135
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020C-1:
$ 5,000 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R $ 4,837,400
10,000 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R 9,183,700
2,125 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020A-2, 5.250%, 6/01/28,
144A
No Opt. Call N/R 2,087,664
340 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020B-2, 5.250%, 6/01/24,
144A
No Opt. Call N/R 337,651
1,620 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020C-2, 5.250%, 6/01/25,
144A
No Opt. Call N/R 1,599,637
1,000 Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A,
5.000%, 6/01/56, 144A
6/29 at 100.00 N/R 1,024,100
675 Dormitory Authority of the State of New York, Insured Revenue Bonds,
Pace University, Series 2013A, 5.000%, 5/01/38
5/23 at 100.00 BBB- 691,801
7,000 Dormitory Authority of the State of New York, Revenue Bonds,
Maimonides Medical Center, Series 2020, 3.000%, 2/01/50, (UB) (5)
8/27 at 100.00 AA+ 6,375,110
8,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center, Series 2017-1, 4.000%, 7/01/47, (UB) (5)
7/27 at 100.00 AA- 8,329,840
43,690 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A, 3.000%, 9/01/50 - AGM Insured, (UB)
(5)
3/30 at 100.00 A2 36,804,456
Dormitory Authority of the State of New York, Revenue
Bonds, NYU Langone Hospitals Obligated Group, Series
2020A:
63,760 3.000%, 7/01/48, (UB) (5) 7/30 at 100.00 A3 55,104,580
29,115 4.000%, 7/01/53 7/30 at 100.00 A3 30,111,015
Dormitory Authority of the State of New York, Revenue
Bonds, Saint Joseph's College, Series 2021:
225 4.000%, 7/01/40 7/30 at 100.00 BBB- 231,410
650 5.000%, 7/01/51 7/30 at 100.00 BBB- 712,439
Dormitory Authority of the State of New York, Revenue
Bonds, Vaughn College of Aeronautics & Technology,
Series 2016A:
5,000 5.500%, 12/01/36, 144A 12/26 at 100.00 BB- 5,276,450
4,000 5.500%, 12/01/46, 144A 12/26 at 100.00 BB- 4,174,680
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2017B:
4,785 4.000%, 2/15/44, (UB) (5) 8/27 at 100.00 Aa2 5,073,249
10,685 4.000%, 2/15/46, (UB) (5) 8/27 at 100.00 Aa2 11,295,968
21,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2018A, 4.000%, 3/15/48, (UB)
(5)
9/28 at 100.00 Aa2 22,015,770
22,585 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 3.000%, 2/15/49, (UB)
(5)
2/30 at 100.00 Aa2 20,721,737
15,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5,
3.000%, 3/15/50, (UB) (5)
9/30 at 100.00 Aa2 13,716,450

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
136
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 7,575 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 3.000%, 3/15/51, (UB)
(5)
3/31 at 100.00 AA+ $ 6,905,976
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2021E:
20,040 3.000%, 3/15/50, (UB) (5) 3/32 at 100.00 N/R 18,325,177
4,850 3.000%, 3/15/51, (UB) 3/32 at 100.00 N/R 4,346,667
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, Tender Option Bond
Trust 2015-XF1030:
2,990 20.746%, 3/15/39, 144A, (IF) (5) 3/24 at 100.00 Aa2 3,790,483
4,000 20.772%, 3/15/44, 144A, (IF) (5) 3/24 at 100.00 Aa2 5,025,320
7,630 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 4.000%, 3/15/47, (UB) (5)
3/27 at 100.00 Aa2 8,010,355
7,500 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 4.000%, 3/15/47, (UB) (5)
3/28 at 100.00 Aa2 8,006,775
2,000 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
5/22 at 100.00 B- 2,049,000
14,000 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.000%, 1/01/45
No Opt. Call N/R 4,394,880
47,000 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 N/R 45,058,430
5,560 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest Series
2016A, 5.000%, 1/01/56
1/27 at 100.00 N/R 5,639,174
4,770 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding Series
2020B, 5.660%, 2/01/44
2/30 at 100.00 N/R 5,076,186
9,600 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 N/R 10,355,328
12,120 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.760%, 2/01/48
2/28 at 100.00 N/R 13,561,432
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2020A:
4,460 5.530%, 2/01/40 2/30 at 100.00 N/R 4,744,726
5,880 5.730%, 2/01/50 2/30 at 100.00 N/R 6,244,560
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
2,480 4.450%, 2/01/41 2/30 at 100.00 A2 2,266,571
5,890 4.600%, 2/01/51 2/30 at 100.00 A2 5,228,318
325 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Taxable Series
2021B, 5.000%, 2/01/25
No Opt. Call A2 314,337
7,635 Hempstead Town Local Development Corporation, New York, Revenue
Bonds, Hofstra University Project, Series 2021A, 3.000%, 7/01/51, (UB)
(5)
7/31 at 100.00 A 6,421,111

137
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 5,000 Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22
6/22 at 100.00 N/R $ 4,986,600
Metropolitan Transportation Authority:
16,180 4.000%, 11/15/45, (UB) (5) 5/31 at 100.00 BBB+ 16,569,291
53,500 4.000%, 11/15/50, (UB) (5) 5/31 at 100.00 BBB+ 54,599,425
16,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Green Series 2017B-1, 4.000%,
11/15/52, (UB)
11/27 at 100.00 AA 16,577,920
9,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2019B, 4.000%, 11/15/49 -
AGM Insured, (UB)
5/29 at 100.00 N/R 9,258,570
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020A-1:
5,700 4.000%, 11/15/52, (UB) (5) 5/30 at 100.00 BBB+ 5,800,434
20,000 4.000%, 11/15/54 - AGM Insured, (UB) 5/30 at 100.00 N/R 20,543,600
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
13,000 4.750%, 11/15/45 5/30 at 100.00 BBB+ 14,027,780
6,000 5.000%, 11/15/50, (UB) (5) 5/30 at 100.00 BBB+ 6,541,620
29,825 5.250%, 11/15/55, (UB) (5) 5/30 at 100.00 BBB+ 33,004,643
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020D-2:
35,000 4.000%, 11/15/47, (UB) (5) 11/30 at 100.00 BBB+ 35,767,550
36,780 4.000%, 11/15/48, (UB) (5) 11/30 at 100.00 BBB+ 37,544,656
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020D-3:
24,925 4.000%, 11/15/49, (UB) (5) 11/30 at 100.00 BBB+ 25,426,491
6,165 4.000%, 11/15/50, (UB) (5) 11/30 at 100.00 BBB+ 6,285,834
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2021A-1:
10,000 4.000%, 11/15/46, (UB) 5/31 at 100.00 BBB+ 10,235,600
26,500 4.000%, 11/15/47, (UB) (5) 5/31 at 100.00 BBB+ 27,109,235
49,400 4.000%, 11/15/48, (UB) (5) 5/31 at 100.00 BBB+ 50,476,920
83,625 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 4.000%, 11/15/42, (UB) (5)
5/28 at 100.00 BBB+ 85,599,386
9,800 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E, 5.000%, 11/15/43, (UB) (5)
11/23 at 100.00 BBB+ 10,148,586
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2021A-2:
5,000 4.000%, 11/15/41, (UB) (5) 5/31 at 100.00 BBB+ 5,147,750
20,000 4.000%, 11/15/43, (UB) (5) 5/31 at 100.00 BBB+ 20,532,200
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Tender Option Bond Trust
2015-XF1004:
2,566 17.856%, 11/15/41, 144A, (IF) (5) 11/22 at 100.00 BBB+ 2,781,259
539 17.856%, 11/15/41, (Pre-refunded 11/15/22), 144A, (IF) (5) 11/22 at 100.00 N/R (7) 584,125
1,550 17.856%, 11/15/41, (Pre-refunded 11/15/22), 144A, (IF) (5) 11/22 at 100.00 N/R (7) 1,679,333
5,920 New York City Housing Development Corp, 3.050%, 5/01/50, (UB) (5) 5/27 at 100.00 Aa2 5,277,680

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
138
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 9,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-1B, 2.400%, 11/01/50, (UB) (5)
5/28 at 100.00 Aa2 $ 7,037,820
4,500 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2021-1, 2.450%, 11/01/45, (UB) (5)
9/29 at 100.00 N/R 3,591,900
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
2,890 0.000%, 10/01/22 (4) No Opt. Call N/R 2,312,000
18,995 0.000%, 10/01/27 (4) 5/22 at 100.00 N/R 15,196,000
34,160 0.000%, 10/01/37 (4) 5/22 at 100.00 N/R 27,328,000
70,725 0.000%, 10/01/46 (4) 5/22 at 100.00 N/R 56,580,000
10,375 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/46 - AGM Insured, (UB) (5)
1/31 at 100.00 BBB 9,124,709
13,175 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
3.000%, 3/01/49 - AGM Insured, (UB) (5)
9/30 at 100.00 BBB+ 11,359,485
6,000 New York City Municipal Water Finance Authority, 4.000%, 6/15/45, (UB) 6/32 at 100.00 N/R 6,405,780
33,425 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second General Resolution, Fiscal Series
2012FF, 5.000%, 6/15/45, (Pre-refunded 6/15/22)
6/22 at 100.00 AA+ (7) 33,691,731
New York City Municipal Water Finance Authority, New
York, Water and Sewer System Revenue Bonds, Tender
Option Bond Trust 2015-XF0129:
970 20.258%, 6/15/46, 144A, (IF) (5) 6/23 at 100.00 AA+ 1,143,106
1,320 20.277%, 6/15/46, 144A, (IF) (5) 6/23 at 100.00 AA+ 1,555,805
2,000 20.277%, 6/15/46, 144A, (IF) (5) 6/23 at 100.00 AA+ 2,357,280
3,700 20.944%, 6/15/46, 144A, (IF) (5) 6/23 at 100.00 AA+ 4,360,968
14,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.000%, 6/15/47, (UB) (5)
12/26 at 100.00 AA+ 15,575,700
New York City Municipal Water Finance Authority, New
York, Water and Sewer System Second General Resolution
Revenue Bonds, Fiscal 2022 Series AA-1:
10,000 3.500%, 6/15/48 6/31 at 100.00 N/R 9,890,500
12,265 3.000%, 6/15/51, (UB) (5) 6/31 at 100.00 AA+ 11,057,879
6,785 3.000%, 6/15/51 6/31 at 100.00 AA+ 6,117,220
3,570 4.000%, 6/15/51, (UB) (5) 6/31 at 100.00 N/R 3,772,633
New York City Municipal Water Finance Authority, Water
and Sewer System Second General Resolution Revenue
Bonds, Tender Option Bond Trust 2015-XF1022:
1,600 20.777%, 6/15/47, 144A, (IF) (5) 6/23 at 100.00 AA+ 1,883,888
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal Series 2015S-2:
2,500 5.000%, 7/15/40, (UB) (5) 7/25 at 100.00 Aa3 2,701,500
5,000 5.000%, 7/15/41, (UB) (5) 7/25 at 100.00 Aa3 5,394,800
10,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 4.000%, 7/15/45, (UB) (5)
1/26 at 100.00 Aa3 10,294,800
21,900 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 4.000%, 2/01/44,
(UB) (5)
2/27 at 100.00 Aa1 22,632,774

139
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2018 Series
C-3:
$ 4,490 4.000%, 5/01/42, (UB) (5) 5/28 at 100.00 Aa1 $ 4,693,846
5,990 4.000%, 5/01/43, (UB) (5) 5/28 at 100.00 Aa1 6,251,284
22,500 4.000%, 5/01/44, (UB) (5) 5/28 at 100.00 Aa1 23,449,725
1,790 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries A-3, 3.000%, 5/01/45
5/29 at 100.00 Aa1 1,661,891
39,490 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 3.000%,
11/01/47, (UB) (5)
11/29 at 100.00 Aa1 36,339,883
7,720 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 3.000%,
11/01/47
11/29 at 100.00 Aa1 7,104,239
3,060 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 3.000%,
5/01/48, (UB) (5)
11/30 at 100.00 Aa1 2,805,286
35,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 3.000%, 2/01/51
2/31 at 100.00 Aa1 31,777,550
10,305 New York City Water & Sewer System, 3.000%, 6/15/50, (UB) (5) 12/30 at 100.00 AA+ 9,320,151
8,500 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
B-1, 4.000%, 10/01/41, (UB) (5)
10/27 at 100.00 AA- 9,032,440
New York City, New York, General Obligation Bonds, Fiscal
2021 Series F-1:
17,000 4.000%, 3/01/47, (UB) (5) 3/31 at 100.00 AA- 17,724,710
2,610 3.000%, 3/01/51, (UB) (5) 3/31 at 100.00 AA- 2,309,693
23,390 New York Convention Center Development Corporation, New York,
Revenue Bonds, Hotel Unit Fee Secured, Senior Lien Series 2016A,
0.000%, 11/15/49
No Opt. Call A2 6,459,616
10,000 New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through
Bonds, Turbo Term Series 2005A, 5.000%, 6/01/42
4/22 at 100.00 B- 10,257,700
75,000 New York Counties Tobacco Trust V, New York, Tobacco Settlement
Pass-Through Bonds, SubordinateTurbo CABs, Series 2005-S2, 0.000%,
6/01/50
4/22 at 18.46 N/R 10,869,750
5,800 New York Liberty Development Corp, 3.000%, 11/15/51, (UB) (5) 11/31 at 100.00 N/R 5,071,520
66,715 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 69,888,633
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 3 World Trade Center Project, Class
2 Series 2014:
18,305 5.150%, 11/15/34, 144A 11/24 at 100.00 N/R 19,438,445
37,245 5.375%, 11/15/40, 144A 11/24 at 100.00 N/R 39,567,226
109,500 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%,
11/15/44, 144A
11/24 at 100.00 N/R 116,063,430
55,150 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 4 World Trade Center Project, Refunding Green Series 2021A,
3.000%, 11/15/51, (UB) (5)
11/31 at 100.00 A- 47,715,780

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
140
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 7 World Trade Center Project,
Refunding Green Series 2022A-CL2:
$ 10,000 3.125%, 9/15/50, (UB) 3/30 at 100.00 N/R $ 9,098,300
7,045 3.250%, 9/15/52, (UB) 3/30 at 100.00 N/R 6,468,297
3,420 3.500%, 9/15/52, (UB) 3/30 at 100.00 N/R 3,249,034
New York State Housing Finance Agency:
2,740 2.400%, 11/01/41, (UB) (5) 5/30 at 100.00 Aa2 2,285,681
2,285 2.400%, 11/01/41, (UB) (5) 5/30 at 100.00 Aa2 1,906,124
4,085 2.550%, 11/01/46, (UB) (5) 5/30 at 100.00 Aa2 3,233,319
2,545 2.550%, 11/01/46, (UB) (5) 5/30 at 100.00 Aa2 2,031,775
4,965 2.650%, 11/01/51, (UB) (5) 5/30 at 100.00 Aa2 3,896,383
4,355 2.650%, 11/01/51, (UB) (5) 5/30 at 100.00 Aa2 3,417,673
18,635 New York State Thruway Authority, 3.000%, 3/15/48, (UB) (5) 3/31 at 100.00 AA+ 16,845,667
New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2019B:
15,405 3.000%, 1/01/53, (UB) (5) 1/30 at 100.00 A- 13,517,733
1,980 3.000%, 1/01/53, (UB) (5) 1/30 at 100.00 A2 1,771,130
19,675 4.000%, 1/01/53 - AGM Insured 1/30 at 100.00 A2 20,556,863
20,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Series 2021A-1, 4.000%, 3/15/58, (UB) (5)
3/31 at 100.00 AA+ 20,891,000
36,365 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Series 2021A-1., 3.000%, 3/15/49, (UB) (5)
3/31 at 100.00 AA+ 32,744,137
New York State Urban Development Corp:
10,000 3.000%, 3/15/42, (UB) (5) 9/31 at 100.00 AA+ 9,412,500
9,080 3.000%, 3/15/49, (UB) (5) 3/30 at 100.00 AA+ 8,159,106
19,365 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 2, Series 2017C, 4.000%,
3/15/44, (UB) (5)
9/27 at 100.00 Aa2 20,491,656
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2017C:
3,440 4.000%, 3/15/43, (UB) (5) 9/27 at 100.00 Aa2 3,640,139
20,265 4.000%, 3/15/45, (UB) (5) 9/27 at 100.00 Aa2 21,444,018
11,235 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020A, 3.000%, 3/15/50,
(UB) (5)
9/30 at 100.00 Aa2 10,059,707
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020E:
6,135 3.000%, 3/15/47, (UB) (5) 3/30 at 100.00 AA+ 5,561,807
11,860 3.000%, 3/15/48, (UB) (5) 3/30 at 100.00 AA+ 10,699,499
21,865 3.000%, 3/15/50, (UB) (5) 3/30 at 100.00 AA+ 19,577,702
New York State Urban Development Corporation, State
Sales Tax Revenue Bonds, Series 2021A:
12,500 4.000%, 3/15/45, (UB) (5) 9/31 at 100.00 N/R 13,094,875
25,000 3.000%, 3/15/50, (UB) (5) 9/31 at 100.00 N/R 22,478,750
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A:
4,990 5.000%, 7/01/46 - AGM Insured, (AMT), (UB) (5) 7/24 at 100.00 A2 5,237,504
4,740 4.000%, 1/01/51 - AGM Insured, (AMT), (UB) (5) 7/24 at 100.00 BBB 4,845,986

141
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines, Inc.
John F Kennedy International Airport Project, Refunding
Series 2016:
$ 6,475 5.000%, 8/01/26, (AMT) 4/22 at 100.00 B- $ 6,531,138
79,570 5.000%, 8/01/31, (AMT) 4/22 at 100.00 B- 80,259,872
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines, Inc.
John F Kennedy International Airport Project, Series 2020:
10,185 5.250%, 8/01/31, (AMT) 8/30 at 100.00 B- 11,108,270
5,000 5.375%, 8/01/36, (AMT) 8/30 at 100.00 B- 5,669,600
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2020:
34,380 5.000%, 10/01/40, (AMT) 10/30 at 100.00 BB+ 37,986,118
41,405 4.375%, 10/01/45, (AMT) 10/30 at 100.00 BB+ 42,464,554
5,240 Niagara Area Development Corporation, New York, Revenue Bonds;
Catholic Health System, Inc, Series 2022, 4.500%, 7/01/52
7/32 at 100.00 N/R 4,850,511
12,000 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series
2018A, 4.750%, 11/01/42, (AMT), 144A
7/23 at 100.00 B 12,114,480
3,145 Ogdensburg Bridge and Port Authority, New York, Revenue Bonds, Series
2017, 5.750%, 7/01/47, (AMT), 144A
7/27 at 100.00 N/R 3,154,529
4,125 Oneida County Local Development Corporation, New York, Revenue
Bonds, Mohawk Valley Health System Project, Series 2019A, 3.000%,
12/01/44, (UB) (5)
12/29 at 100.00 AA 3,910,294
1,720 Otsego County Capital Resource Corporation, New York, Revenue Bonds,
Hartwick College Project, Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 Ba3 1,657,822
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019:
1,000 5.000%, 11/01/44, (AMT) 11/29 at 100.00 A+ 1,118,159
8,900 5.000%, 11/01/49, (AMT) 11/29 at 100.00 A+ 9,872,343
12,200 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eleventh Series 2018, 4.000%, 9/01/43, (UB) (5)
9/28 at 100.00 A+ 12,932,732
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fouteen Series 2019, 4.000%, 9/01/39, (AMT), (UB) (5)
9/29 at 100.00 A+ 1,041,280
45,765 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT), (UB) (5)
11/29 at 100.00 A+ 46,761,762
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020:
5,050 4.000%, 7/15/50, (AMT), (UB) (5) 7/30 at 100.00 A+ 5,156,050
10,000 4.000%, 7/15/60, (AMT) 7/30 at 100.00 A+ 10,142,100
5,490 4.000%, 7/15/60, (AMT), (UB) (5) 7/30 at 100.00 A+ 5,568,013
8,750 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-Third Series 2021, 4.000%, 7/15/61, (AMT)
7/31 at 100.00 A+ 8,880,112
405 Suffolk County Industrial Development Agency, New York, Revenue
Bonds, Nissequogue Cogeneration Partners Facility, Series 1998,
5.500%, 1/01/23, (AMT)
5/22 at 100.00 N/R 408,220
2,000 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A, 5.000%,
1/01/33, (AMT)
1/26 at 100.00 CC 1,686,540

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
142
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series
2018A:
$ 50,335 4.000%, 11/15/47, (UB) (5) 5/28 at 100.00 AA- $ 53,473,387
19,655 4.000%, 11/15/48, (UB) (5) 5/28 at 100.00 AA- 20,864,176
5,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2019C, 3.000%, 11/15/46, (UB)
(5)
11/29 at 100.00 AA- 4,606,000
10,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 4.000%, 5/15/56, (UB)
5/31 at 100.00 N/R 10,508,500
40,925 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 42,216,184
Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community,
Inc. Project, Accd Inv Series 2021A:
43,750 4.500%, 7/01/56, 144A 7/27 at 104.00 N/R 39,000,500
6,025 5.000%, 7/01/56, 144A 7/27 at 104.00 N/R 5,946,615
1,250 Western Regional Off-Track Betting Corporation, New York, Tax Exempt
Revenue Bonds, Additional Secured General Obligation Series 2021,
4.125%, 12/01/41, 144A
6/31 at 100.00 N/R 1,118,362
2,702,565 Total New York 2,560,308,822
North Carolina - 0.5%
2,735 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021A, 3.000%, 7/01/46, (UB) (5)
7/31 at 100.00 Aa3 2,511,113
4,710 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021B, 3.000%, 7/01/46, (AMT), (UB) (5)
7/31 at 100.00 Aa3 4,204,193
435 Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series
2013, 7.750%, 2/01/24
2/23 at 100.00 N/R 438,784
1,600 Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015, 5.375%, 3/01/40, 144A
3/25 at 100.00 N/R 1,591,440
2,500 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54, (AMT)
6/25 at 100.00 BBB- 2,613,925
22,775 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 3.000%, 7/01/45
1/30 at 100.00 A2 20,480,191
7,500 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 3.000%, 7/01/45, (UB) (5)
1/30 at 100.00 A2 6,744,300
10,000 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Duke University Health System, Series 2012A, 5.000%, 6/01/42,
(Pre-refunded 6/01/22)
6/22 at 100.00 Aa2 (7) 10,064,900
2,720 North Carolina Medical Care Commission, Revenue Bonds, First Mortgage
Galloway Ridge Project, Refunding Series 2014A, 5.250%, 1/01/41
1/24 at 100.00 N/R 2,776,005
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Capital Appreciation Series 2019:
9,000 0.000%, 1/01/40, (UB) (5) 1/30 at 74.03 AA+ 5,012,010
11,000 0.000%, 1/01/41, (UB) (5) 1/30 at 71.45 AA+ 5,906,010
8,650 0.000%, 1/01/42, (UB) (5) 1/30 at 68.97 AA+ 4,470,147
4,500 0.000%, 1/01/43, (UB) (5) 1/30 at 66.61 AA+ 2,230,020
4,000 0.000%, 1/01/44, (UB) 1/30 at 64.38 AA+ 1,906,000
5,000 0.000%, 1/01/45, (UB) 1/30 at 62.11 AA+ 2,293,600
7,050 0.000%, 1/01/46, (UB) (5) 1/30 at 60.08 AA+ 3,098,616
7,500 0.000%, 1/01/47, (UB) 1/30 at 58.00 AA+ 3,178,650
22,000 0.000%, 1/01/48, (UB) (5) 1/30 at 55.97 AA+ 8,972,920
3,600 0.000%, 1/01/49, (UB) (5) 1/30 at 54.10 AA+ 1,414,332

143
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
$ 2,415 University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System,
Series 2019, 5.000%, 2/01/45
No Opt. Call Aa3 $ 2,973,976
7,158 Winston-Salem, North Carolina, Multifamily Housing Revenue Bonds,
Rolling Hills Apartments, Series 2016, 4.400%, 11/01/56, (Mandatory Put
7/01/34)
7/33 at 100.00 N/R 6,760,943
146,848 Total North Carolina 99,642,075
North Dakota - 0.3%
22,765 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 3.000%, 12/01/46 - AGM
Insured
12/31 at 100.00 BBB- 20,275,420
3,300 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017,
5.000%, 12/01/36
12/26 at 100.00 N/R 3,255,945
6,370 North Dakota Public Finance Authority, Capital Financing Program
Revenue Bonds, Series 2015C, 5.000%, 6/01/40, (UB) (5)
6/25 at 100.00 AA- 6,829,723
16,000 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 3.000%, 6/01/61 - AGM Insured,
(UB) (5)
6/30 at 100.00 N/R 14,007,200
Williston, North Dakota, Multifamily Housing Revenue
Bonds, Eagle Crest Apartments LLC Project, Series 2013:
3,070 6.250%, 9/01/23 (4) No Opt. Call N/R 1,657,800
14,230 7.750%, 9/01/38 (4) 9/23 at 100.00 N/R 7,684,200
65,735 Total North Dakota 53,710,288
Ohio - 3.8%
10,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health
Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/42,
(Pre-refunded 5/01/22)
5/22 at 100.00 A+ (7) 10,031,200
1,191,345 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 177,343,617
100,530 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 104,690,937
Butler County Port Authority, Ohio, Public Infrastructure
Revenue Bonds, Liberty Center Project, Liberty Community
Authority, Series 2014C:
2,405 5.750%, 12/01/34 12/22 at 100.00 N/R 2,358,223
5,035 6.000%, 12/01/43 12/22 at 100.00 N/R 4,909,477
700 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding Senior
Series 2021A, 4.000%, 12/01/55, 144A
12/29 at 100.00 BB 646,415
1,000 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding
Subordinate Series 2021B, 4.500%, 12/01/55
12/29 at 100.00 N/R 956,530
9,490 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28,
144A
No Opt. Call N/R 9,857,927
6,275 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
4.000%, 12/01/46
6/29 at 100.00 N/R 5,683,581

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
144
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
Great Oaks Career Campuses Board of Education, Brown,
Butler, Clermont, Clinton, Fayette, Greene, Hamilton,
Highland, Madison, Pickaway, Ross and Warren, Ohio,
Certificates of Participation, School Improvement Project,
Series 2021:
$ 7,065 3.000%, 12/01/46, (UB) (5) 12/29 at 100.00 Aa1 $ 6,740,575
15,460 3.000%, 12/01/50, (UB) (5) 12/29 at 100.00 Aa1 14,542,604
13,960 Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ
Hospital Project, Series 2012, 5.000%, 6/01/42, (Pre-refunded 6/01/22)
6/22 at 100.00 A- (7) 14,049,484
18,830 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Series 2020, 4.000%, 9/15/50
3/30 at 100.00 A3 20,596,442
3,800 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Tender Option Bond Trust 2015-XF1005, 16.288%, 2/01/44, 144A, (IF)
(5)
2/24 at 100.00 A3 4,456,526
2,000 Hardin County, Ohio Economic Development Facility Revenue Bonds,
Ohio Northern University, Refunding & Improvement Series 2020,
5.500%, 5/01/50
5/27 at 103.00 N/R 1,982,940
2,545 Hilliard Hickory Chase Community Authority, Ohio, Infustructure
Improvement Revenue Bonds, Hickory Chase Project, Senior Series
2019A, 5.000%, 12/01/40, 144A
12/29 at 100.00 N/R 2,558,463
Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A:
75 5.000%, 12/01/22 5/22 at 100.00 N/R 75,062
3,250 5.000%, 12/01/32 5/22 at 100.00 N/R 3,218,020
6,330 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33
6/23 at 100.00 N/R 6,345,382
4,755 Lorain County Port Authority, Ohio, Tax Increment Revenue Bonds, North
Ridgeville- Riddell Public Improvement Project, Series 2017, 5.750%,
12/01/41, 144A
12/26 at 100.00 N/R 4,816,482
16,000 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health
Network Obligated Group Project, Refunding Improvement Series 2019,
5.000%, 8/01/49, (UB) (5)
8/28 at 100.00 A2 17,963,200
Montgomery County, Ohio, Hospital Facilities Revenue
Bonds, Kettering Health Network Obligated Group Project,
Refunding & Improvement  Series 2021:
1,100 3.000%, 8/01/40, (UB) (5) 2/31 at 100.00 A2 1,021,790
9,625 3.000%, 8/01/51, (UB) (5) 2/31 at 100.00 A2 8,211,473
1,480 4.000%, 8/01/51 2/31 at 100.00 A2 1,532,342
11,160 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group, Series 2016, 4.000%, 8/01/47, (UB)
(5)
8/26 at 100.00 A2 11,476,609
Muskingum County, Ohio, Hospital Facilities Revenue
Bonds, Genesis HealthCare System Obligated Group
Project, Series 2013:
1,860 5.000%, 2/15/27 2/23 at 100.00 Ba2 1,902,873
8,685 5.000%, 2/15/33 2/23 at 100.00 Ba2 8,863,477
16,060 5.000%, 2/15/44 2/23 at 100.00 Ba2 16,350,686
500 Northeast Ohio Medical University, General Receipts Bonds, Refunding
Series 2021A, 3.000%, 12/01/40
12/30 at 100.00 Baa2 447,690
77,812 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 97,266
72,500 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 B- 75,395,650

145
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 18,020 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23
No Opt. Call N/R $ 22,525
30,400 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call N/R 28,356,512
29,738 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (4)
No Opt. Call N/R 37,173
3,570 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010A, 3.125%, 7/01/33 (4)
No Opt. Call N/R 4,463
17,065 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010B, 3.750%, 6/01/33 (4)
No Opt. Call N/R 21,331
5,950 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B,
3.125%, 1/01/34 (4)
No Opt. Call N/R 7,437
10,125 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B,
3.625%, 12/01/33 (4)
No Opt. Call N/R 12,656
3,810 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B,
3.625%, 10/01/33 (4)
No Opt. Call N/R 4,762
7,175 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C,
3.950%, 11/01/32 (4)
No Opt. Call N/R 8,969
20,130 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.375%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R 20,182,338
10,500 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2020A, 4.000%, 1/15/50, (UB) (5)
1/30 at 100.00 A 10,888,920
48,650 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (4)
No Opt. Call N/R 60,813
36,355 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (4)
No Opt. Call N/R 45,444
11,290 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R 14,112
16,065 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008C, 3.950%, 11/01/32 (4)
No Opt. Call N/R 20,081
24,315 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (4)
No Opt. Call N/R 30,394
19,175 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R 23,969
49,675 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2006B, 4.000%, 12/01/33 (4)
No Opt. Call N/R 62,094

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
146
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 50,145 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2009A, 4.375%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R $ 50,275,377
14,545 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2010B, 4.375%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R 14,582,817
8,525 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2A Project, Series 2016B, 5.000%, 12/01/46
12/26 at 100.00 N/R 8,232,848
17,190 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 N/R 17,397,311
13,880 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R 12,272,418
Seneca County, Ohio, Health Care Facilities Revenue
Bonds, VOA Care Rehabilitation Centers, Inc., Series
2014A:
1,500 6.500%, 7/01/34 7/24 at 100.00 N/R 1,421,115
3,000 6.750%, 7/01/43 7/24 at 100.00 N/R 2,810,550
5,000 7.000%, 7/01/49 7/24 at 100.00 N/R 4,766,250
1,200 Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds,
Memorial Health System Obligated Group Project, Improvement Series
2015, 5.500%, 12/01/43
12/24 at 100.00 BB- 1,250,940
Southeastern Ohio Port Authority, Hosptial Facilities
Revenue Bonds, Memorial Health System Obligated Group
Project, Refunding and Improvement Series 2012:
2,240 5.750%, 12/01/32 12/22 at 100.00 BB- 2,275,907
12,000 6.000%, 12/01/42 12/22 at 100.00 BB- 12,188,760
Southern Ohio Port Authority, Ohio, Facility Revenue
Bonds, Purecycle Project, Series 2020A:
2,000 6.500%, 12/01/30, (AMT), 144A 12/27 at 103.00 N/R 1,978,960
42,350 7.000%, 12/01/42, (AMT), 144A 12/27 at 103.00 N/R 41,574,148
Southern Ohio Port Authority, Ohio, Facility Revenue
Bonds, Purecycle Project, Series 2020B:
8,000 10.000%, 12/01/25, (AMT), 144A 12/24 at 105.00 N/R 8,335,840
2,000 10.000%, 12/01/27, (AMT), 144A 12/26 at 105.00 N/R 2,103,600
27,585 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R 28,661,643
2,194,800 Total Ohio 809,055,420
Oklahoma - 0.3%
1,500 Mannford Public Works Authority, Oklahoma, Revenue Bonds, Capital
Improvement Series 2021, 3.250%, 1/01/51
1/29 at 100.00 N/R 1,311,210
5,475 Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds,
Series 2019, 4.000%, 9/01/45, (UB) (5)
9/29 at 100.00 Baa1 5,574,590
Payne County Economic Development Authority,
Oklahoma, Revenue Bonds, Epworth Living at the Ranch,
Series 2016A:
2,828 0.000%, 11/01/46 (4) 11/26 at 100.00 N/R 7,071
4,149 0.000%, 11/01/51 (4) 11/26 at 100.00 N/R 10,373

147
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 2,650 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax
Apportionment Revenue Bonds, Santa Fe Square Project, Series 2021,
4.375%, 12/01/41, 144A
12/31 at 100.00 N/R $ 2,268,691
1,580 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax
Apportionment Revenue Bonds, Vast Bank Project, Series 2021, 4.000%,
12/01/43, 144A
12/31 at 100.00 N/R 1,309,678
2,050 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%,
11/15/45
11/25 at 102.00 BBB- 2,195,263
14,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
6/23 at 100.00 N/R 14,390,040
5,350 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001A, 5.500%, 12/01/35, (AMT)
6/23 at 100.00 N/R 5,499,051
16,080 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
6/23 at 100.00 N/R 16,527,989
15,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/01/25)
6/25 at 100.00 B- 15,988,650
70,662 Total Oklahoma 65,082,606
Oregon - 0.3%
4,000 Multnomah-Clackamas Counties School District 10JT Greham-Barlow,
Oregon, General Obligation Bonds, Deferred interest Series 2017A,
0.000%, 6/15/36
6/27 at 67.23 AA+ 2,329,960
815 Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School
Project, Series 2019A, 5.250%, 6/15/55, 144A
6/27 at 102.00 N/R 821,243
Oregon Facilities Authority, Revenue Bonds, Metro East
Web Academy Project, Series 2019A:
670 5.000%, 6/15/39, 144A 6/27 at 102.00 N/R 679,655
1,810 5.000%, 6/15/49, 144A 6/27 at 102.00 N/R 1,814,199
8,590 Oregon Facilities Authority, Revenue Bonds, Providence Health & Services,
Series 2015C, 5.000%, 10/01/45, (UB) (5)
10/25 at 100.00 AA- 9,338,189
Oregon Facilities Authority, Revenue Bonds, Redmond
Proficiency Academy Project, Series 2015A:
550 5.500%, 6/15/35, 144A 6/25 at 100.00 N/R 573,991
1,650 5.750%, 6/15/46, 144A 6/25 at 100.00 N/R 1,714,135
3,625 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 5.250%, 6/15/51
6/25 at 100.00 N/R 3,680,027
21,000 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 3.000%, 7/01/51, (UB) (5)
1/32 at 100.00 N/R 18,931,710
9,135 Oregon Health and Science University, Revenue Bonds, Series 2019A,
3.000%, 7/01/49, (UB) (5)
1/30 at 100.00 AA- 8,375,425
3,125 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.375%, 7/01/45
7/25 at 100.00 N/R 3,061,750
Port of Alsea, Lincoln County, Oregon, General Obligation
Bonds, Series 2018:
385 4.000%, 6/15/38 6/28 at 100.00 N/R 398,152
800 4.375%, 6/15/43 6/28 at 100.00 N/R 830,808
2,480 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
5/22 at 100.00 N/R 2,481,240
18,280 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 3.000%, 5/15/49, (UB) (5)
5/29 at 100.00 A+ 15,795,200
76,915 Total Oregon 70,825,684

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
148
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania - 2.3%
$ 12,775 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
8/22 at 100.00 B- $ 12,861,487
2,905 Allegheny County Industrial Development Authority, Pennsylvania, ,
Charter School Revenue Bonds, Propel Charter School-Sunrise, Series
2013, 6.000%, 7/15/38
7/23 at 100.00 BB+ 3,009,782
10,550 Allegheny County Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel Corp.,
Refunding Series 2019, 4.875%, 11/01/24
No Opt. Call B- 11,017,681
1,170 Allegheny County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Penn Hills Charter School of Entrepreneurship, Series
2021A, 4.000%, 6/15/56
6/31 at 100.00 N/R 1,062,629
4,000 Allentown Commercial and Industrial Development Authority, 5.000%,
6/15/57, 144A
6/29 at 103.00 N/R 4,009,216
Allentown Commercial and Industrial Development
Authority, Pennsylvania, Revenue Bonds, Executive
Education Academy Charter School, Series 2017:
2,400 6.000%, 7/01/37, 144A 7/24 at 100.00 N/R 2,475,744
11,015 6.250%, 7/01/47, 144A 7/24 at 100.00 N/R 11,344,899
5,915 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R 6,696,963
Allentown Neighborhood Improvement Zone
Development Authority, Pennsylvania, Tax Revenue Bonds,
City Center Project, Subordinate Lien, Series 2018:
3,890 5.125%, 5/01/32, 144A 5/28 at 100.00 N/R 4,262,818
15,420 5.375%, 5/01/42, 144A 5/28 at 100.00 N/R 16,886,904
Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy
Generation Project, Refunding Series 2006A:
4,035 4.375%, 1/01/35, (Mandatory Put 7/01/22) No Opt. Call N/R 4,049,324
35,695 3.500%, 4/01/41 (4) No Opt. Call N/R 44,619
45,855 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (4)
No Opt. Call N/R 57,319
46,000 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (4)
No Opt. Call N/R 57,500
50,320 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (4)
No Opt. Call N/R 62,900
9,200 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47, (Mandatory Put 4/01/21)
4/31 at 100.00 N/R 8,104,004
17,965 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/47, (UB)
11/27 at 100.00 B+ 18,411,790
2,110 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Tender Option Bonds 3374. As of
6/4/2015 Converted to Trust 2015-XF2049, 19.962%, 11/01/44, 144A,
(IF) (5)
5/22 at 100.00 B+ 2,121,394
6,305 Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B, 4.000%, 12/01/51
12/31 at 100.00 N/R 6,593,062

149
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services
Project, Series 2015A:
$ 705 5.000%, 12/01/30 12/25 at 100.00 N/R $ 723,422
680 5.000%, 12/01/35 12/25 at 100.00 N/R 692,913
1,400 5.250%, 12/01/45 12/25 at 100.00 N/R 1,424,094
11,750 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Chater School Project, Series 2012A, 5.375%,
10/15/42
10/22 at 100.00 BB 11,881,952
6,000 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Chater School Project, Series 2017A, 5.250%,
10/15/47
4/27 at 100.00 BB 6,319,020
Chester County Industrial Development Authority,
Pennsylvania, Special Obligation Bonds, Woodlands at
Greystone Project, Series 2018:
528 5.000%, 3/01/38, 144A 3/28 at 100.00 N/R 558,936
1,409 5.125%, 3/01/48, 144A 3/28 at 100.00 N/R 1,489,341
1,595 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 A1 1,691,880
7,775 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41, 144A
10/27 at 100.00 BB 8,134,283
6,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB 6,743,220
3,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 4.000%, 7/15/43, (UB) (5)
1/28 at 100.00 A- 3,108,990
1,000 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2014, 5.000%, 7/01/39, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R (7) 1,067,240
18,755 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Series 2021A, 4.000%, 11/01/51
11/31 at 100.00 A- 19,968,261
2,000 Lehigh County Industrial Development Authority, Charter School Revenue
Bonds, Seven Generations Charter School, Series 2021A, 4.000%,
5/01/51
5/30 at 100.00 BB 1,835,600
3,190 Lehigh County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, West Hills Business Center Project, Series
2014, 6.500%, 7/01/32
7/23 at 100.00 N/R 3,294,026
5,738 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 N/R 5,764,854
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2019:
8,810 4.000%, 9/01/49 9/29 at 100.00 A 9,075,110
7,000 4.000%, 9/01/49, (UB) (5) 9/29 at 100.00 A 7,215,250
3,500 4.000%, 9/01/51 9/29 at 100.00 A 3,592,628
4,630 4.000%, 9/01/51, (UB) (5) 9/29 at 100.00 A 4,755,566
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 Ba1 (7) 1,084,280

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
150
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Mount Lebanon School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Tender Option
Bonds Trust 2016-XG0063:
$ 945 16.957%, 2/15/31, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 Aa1 (7) $ 1,113,692
1,340 16.984%, 2/15/32, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 Aa1 (7) 1,579,605
1,410 16.971%, 2/15/33, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 Aa1 (7) 1,661,911
1,480 16.999%, 2/15/34, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 Aa1 (7) 1,744,890
1,071 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Series 2013A0 & AE2, 1.250%, 12/31/23
5/22 at 100.00 N/R 267,838
407 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Taxable Series 2013B, 1.250%, 12/31/23 (cash 5.000%, PIK 5.000%)
No Opt. Call N/R 101,770
4,315 Northampton County Industrial Development Authority, Pennsylvania,
Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013,
7.000%, 7/01/32
7/23 at 100.00 N/R 4,487,514
30,690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R 30,732,352
30,690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R 30,732,352
29,510 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R 27,752,680
18,420 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Taxable Series 2020B-2, 10.000%, 12/01/29, 144A
No Opt. Call N/R 17,993,761
20,520 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (4)
No Opt. Call N/R 25,650
13,275 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (4)
No Opt. Call N/R 16,594
23,870 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38
9/25 at 100.00 CCC 16,371,478
2,765 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/42
11/22 at 100.00 BB 2,775,866
12,100 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2021A, 3.000%, 12/01/51
12/31 at 100.00 A3 10,379,985
Philadelphia Authority for Industrial Development Senior
Living Facilities, Philadelphia, Pennsylvania, Revenue
Bonds, Wesley Enhanced Living Obligated Group, Series
2017A:
1,445 5.000%, 7/01/37 7/27 at 100.00 BB 1,446,199
1,575 5.000%, 7/01/42 7/27 at 100.00 BB 1,549,264
3,605 5.000%, 7/01/49 7/27 at 100.00 BB 3,454,708
824 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown -
Morrisville Project, Series 2005A, 5.625%, 7/01/35
5/22 at 100.00 Baa3 840,587

151
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Alliance for Progress Charter
School, Series 2019A:
$ 920 5.000%, 6/15/39 6/26 at 100.00 N/R $ 952,292
1,385 5.000%, 6/15/49 6/26 at 100.00 N/R 1,421,342
11,855 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%,
6/15/50, 144A
12/27 at 100.00 N/R 11,934,784
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B:
10,705 4.875%, 12/15/35, 144A 12/27 at 100.00 N/R 10,727,909
11,045 5.125%, 12/15/44, 144A 12/27 at 100.00 N/R 11,022,026
2,050 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Nueva Esperanza, Inc. - Esperanza Academy Charter School,
Series 2013, 8.000%, 1/01/33, (Pre-refunded 1/01/23)
1/23 at 100.00 N/R (7) 2,145,940
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Richard Allen Preparatory
Charter School, Series 2006:
455 6.050%, 5/01/23 5/22 at 100.00 N/R 455,150
985 6.250%, 5/01/33 5/22 at 100.00 N/R 984,872
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Southwest Leadership
Academy, Series 2017:
345 6.470%, 11/01/37 11/27 at 100.00 N/R 354,370
4,785 6.600%, 11/01/47 11/27 at 100.00 N/R 4,905,391
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Tacony Academy Charter
School, Series of 2014:
1,000 6.875%, 6/15/33 6/23 at 100.00 BB+ 1,049,290
6,070 7.375%, 6/15/43 6/23 at 100.00 BB+ 6,379,570
3,380 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A
3/28 at 100.00 BB 3,440,705
8,590 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2019D, 3.000%, 9/01/44 - AGM Insured, (UB) (5)
9/29 at 100.00 A2 8,358,500
875 Quakertown General Authority Health Facilities Revenue USDA Loan
Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group,
Pennsylvania, Series 2017C, 5.300%, 7/01/42
7/22 at 100.00 N/R 876,295
3,100 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/32
5/24 at 100.00 BB+ 3,173,563
Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood
University, Series 2016:
2,000 5.000%, 6/01/36 6/26 at 100.00 BB+ 2,061,120
5,145 5.000%, 6/01/46 6/26 at 100.00 BB+ 5,243,218
23,970 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 4.000%, 6/01/49, (UB) (5)
6/29 at 100.00 Aa3 25,448,470
Southcentral Pennsylvania General Authority, Revenue
Bonds, York Academy Regional Charter School Project,
Series 2018A:
8,000 6.000%, 7/15/38, 144A 7/28 at 100.00 N/R 8,713,360
6,000 6.500%, 7/15/48, 144A 7/28 at 100.00 N/R 6,601,440
8,560 Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General
Obligation Bonds, Series 2019, 4.000%, 4/15/54 - BAM Insured, (UB) (5)
4/29 at 100.00 A2 9,072,316
705,467 Total Pennsylvania 493,901,520

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
152
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico - 8.6%
$ 79,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2005A, 0.000%, 5/15/50
5/22 at 16.64 N/R $ 13,088,720
40,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2008A, 0.000%, 5/15/57
5/22 at 7.27 N/R 2,454,800
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
13,355 4.000%, 7/01/42, 144A , (WI/DD, Settling 6/15/22) 7/32 at 100.00 N/R 13,748,305
2,730 4.000%, 7/01/47, 144A , (WI/DD, Settling 6/15/22) 7/32 at 100.00 N/R 2,781,378
173,075 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R 188,883,671
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R 1,029,020
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
2,822 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R 3,203,986
21,236 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 23,921,717
2,000 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 2,058,040
34,330 4.000%, 7/01/47, 144A 7/31 at 100.00 N/R 34,985,360
2 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2012A, 5.000%, 7/01/33
7/22 at 100.00 CCC 2,018
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Federally Taxable Build America Bonds, Series
2010YY:
101,500 4.050%, 7/01/40 (4) 5/22 at 100.00 D 99,343,125
1,225 4.050%, 7/01/40 (4) 5/22 at 100.00 D 1,151,500
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2010DDD:
4,505 3.957%, 7/01/22 (4) 6/21 at 100.00 N/R 4,302,275
30 3.957%, 7/01/22 (4) 5/22 at 100.00 D 28,725
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2012A:
2,840 3.941%, 7/01/29 (4) 7/22 at 100.00 D 2,708,650
17,685 3.957%, 7/01/29 (4) 7/22 at 100.00 D 16,933,388
53,395 3.957%, 7/01/42 (4) 7/22 at 100.00 D 51,125,712
2 3.957%, 7/01/42 (4) 7/22 at 100.00 D 1,880
3 3.961%, 7/01/42 (4) 7/22 at 100.00 D 2,820
13,080 3.961%, 7/01/42 (4) 7/22 at 100.00 D 12,524,100
5,845 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 3.999%, 7/01/22 (4)
No Opt. Call N/R 5,633,119
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007TT:
7,260 3.957%, 7/01/22 (4) 6/20 at 100.00 N/R 6,933,300
2,040 3.957%, 7/01/22 (4) 6/21 at 100.00 N/R 1,948,200
5,165 3.957%, 7/01/22 (4) 5/22 at 100.00 D 4,945,487
250 3.957%, 7/01/23 (4) 5/22 at 100.00 D 239,375
910 3.957%, 7/01/25 (4) 5/22 at 100.00 D 871,325
90 3.957%, 7/01/26 (4) 5/22 at 100.00 D 86,175
2,290 3.957%, 7/01/27 (4) 5/22 at 100.00 D 2,192,675
21,440 3.957%, 7/01/32 (4) 5/22 at 100.00 D 20,528,800
43,235 3.957%, 7/01/37 (4) 5/22 at 100.00 D 41,397,513

153
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007VV:
$ 1,465 3.999%, 7/01/22 (4) No Opt. Call N/R $ 1,411,894
1,065 3.957%, 7/01/24 (4) 5/22 at 100.00 D 1,019,737
2,000 5.250%, 7/01/34 - NPFG Insured No Opt. Call D 2,063,240
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010AAA:
11,270 3.978%, 7/01/22 (4) 6/21 at 100.00 N/R 10,819,200
15 3.978%, 7/01/22 (4) 5/22 at 100.00 D 14,437
3,420 3.978%, 7/01/23 (4) 5/22 at 100.00 D 3,291,750
525 3.978%, 7/01/25 (4) 5/22 at 100.00 D 496,125
2,800 3.978%, 7/01/26 (4) 5/22 at 100.00 D 2,695,000
630 3.998%, 7/01/27 (4) 5/22 at 100.00 D 606,375
8,903 3.978%, 7/01/28 (4) 5/22 at 100.00 D 8,569,138
2,735 3.978%, 7/01/29 (4) 5/22 at 100.00 D 2,632,438
5,770 3.978%, 7/01/30 (4) 5/22 at 100.00 D 5,553,625
4,478 3.978%, 7/01/31 (4) 5/22 at 100.00 D 4,310,075
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010CCC:
185 3.957%, 7/01/22 (4) 5/22 at 100.00 D 177,137
280 3.957%, 7/01/22 (4) 6/21 at 100.00 N/R 267,400
1,510 3.895%, 7/01/23 (4) 5/22 at 100.00 D 1,440,163
3,225 3.957%, 7/01/24 (4) 5/22 at 100.00 D 3,087,937
2,000 3.926%, 7/01/25 (4) 5/22 at 100.00 D 1,907,500
890 3.957%, 7/01/25 (4) 5/22 at 100.00 D 852,175
30 3.937%, 7/01/26 (4) 5/22 at 100.00 D 28,613
1,840 3.978%, 7/01/26 (4) 5/22 at 100.00 D 1,771,000
3,000 3.978%, 7/01/26 (4) 5/22 at 100.00 D 2,835,000
365 3.957%, 7/01/27 (4) 5/22 at 100.00 D 349,488
23,345 3.978%, 7/01/27 (4) 5/22 at 100.00 D 22,469,562
2,220 3.957%, 7/01/28 (4) 5/22 at 100.00 D 2,125,650
6,200 3.978%, 7/01/28 (4) 5/22 at 100.00 D 5,967,500
1 3.990%, 7/01/28 (4) 5/22 at 100.00 D 926
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010XX:
1,960 3.926%, 7/01/25 (4) 5/22 at 100.00 D 1,869,350
215 3.937%, 7/01/26 (4) 5/22 at 100.00 D 205,056
3,060 3.978%, 7/01/26 (4) 5/22 at 100.00 D 2,945,250
405 3.947%, 7/01/27 (4) 5/22 at 100.00 D 386,269
400 3.978%, 7/01/27 (4) 5/22 at 100.00 D 385,000
6,460 3.978%, 7/01/35 (4) 5/22 at 100.00 D 6,217,750
5,525 4.019%, 7/01/36 (4) 5/22 at 100.00 D 5,359,250
83,005 5.250%, 7/01/40 (4) 5/22 at 100.00 D 79,892,312

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
154
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010ZZ:
$ 60 3.895%, 7/01/22 (4) No Opt. Call N/R $ 56,625
475 3.957%, 7/01/22 (4) No Opt. Call N/R 453,625
135 3.957%, 7/01/22 (4) No Opt. Call N/R 128,925
125 3.957%, 7/01/22 (4) No Opt. Call N/R 119,375
6,535 3.978%, 7/01/22 (4) 5/22 at 100.00 D 6,289,937
5,690 3.978%, 7/01/22 (4) 6/21 at 100.00 N/R 5,462,400
590 3.978%, 7/01/22 (4) No Opt. Call N/R 566,400
1,150 3.978%, 7/01/22 (4) No Opt. Call N/R 1,104,000
1,620 3.978%, 7/01/23 (4) 5/22 at 100.00 D 1,559,250
205 3.957%, 7/01/24 (4) 5/22 at 100.00 D 196,288
10,510 3.978%, 7/01/24 (4) 5/22 at 100.00 D 10,115,875
21,180 3.978%, 7/01/25 (4) 5/22 at 100.00 D 20,385,750
250 3.957%, 7/01/26 (4) 5/22 at 100.00 D 239,375
25,760 3.978%, 7/01/26 (4) 5/22 at 100.00 D 24,794,000
255 3.957%, 7/01/28 (4) 5/22 at 100.00 D 244,162
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2013A:
235 4.143%, 7/01/30 (4) 7/23 at 100.00 D 234,998
9,220 4.123%, 7/01/33 (4) 7/23 at 100.00 D 9,196,858
16,915 4.102%, 7/01/36 (4) 7/23 at 100.00 D 16,830,256
1,733 4.102%, 7/01/36 (4) 7/23 at 100.00 D 1,694,007
5,820 4.123%, 7/01/40 (4) 7/23 at 100.00 D 5,805,392
19,715 4.123%, 7/01/43 (4) 7/23 at 100.00 D 19,665,515
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016D-4-RSA-1, 4.164%, 7/01/22 (4)
No Opt. Call N/R 1,006,250
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series WW:
2,915 3.988%, 7/01/22 (4) 5/22 at 100.00 D 2,809,331
2,895 3.999%, 7/01/22 (4) 6/21 at 100.00 N/R 2,790,056
105 3.999%, 7/01/22 (4) 6/20 at 100.00 N/R 101,194
4,245 3.988%, 7/01/23 (4) 5/22 at 100.00 D 4,091,119
550 3.988%, 7/01/24 (4) 5/22 at 100.00 D 530,062
1,865 3.978%, 7/01/25 (4) 5/22 at 100.00 D 1,795,062
3,735 3.957%, 7/01/28 (4) 5/22 at 100.00 D 3,576,263
16,605 3.978%, 7/01/33 (4) 5/22 at 100.00 D 15,982,313
30,910 3.999%, 7/01/38 (4) 5/22 at 100.00 D 29,866,787
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Taxable Build America Bond Series 2010EE:
5,400 4.036%, 7/01/30 (4) 5/22 at 100.00 D 5,265,000
75,300 4.044%, 7/01/32 (4) 5/22 at 100.00 D 73,605,750
34,730 4.061%, 7/01/40 (4) 5/22 at 100.00 D 33,905,163
14,585 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Series 2010BBB, 3.990%, 7/01/28 (4)
5/22 at 100.00 D 14,147,450
19,000 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2005L, 5.250%, 7/01/38 - AMBAC Insured
No Opt. Call N/R 19,338,770
1,210 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N, 2.607%, 7/01/39 - FGIC Insured (4)
No Opt. Call N/R 1,188,825
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
784,021 0.000%, 7/01/46 7/28 at 41.38 N/R 240,569,032
402,148 0.000%, 7/01/51 7/28 at 30.01 N/R 89,530,209

155
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series
2018B-1:
$ 11,648 0.000%, 7/01/46 7/28 at 41.38 N/R $ 3,574,072
50,220 0.000%, 7/01/51 7/28 at 30.01 N/R 11,180,479
13,165 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 N/R 13,873,540
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
2 5.250%, 7/01/23 No Opt. Call N/R 1,770
15,647 0.000%, 7/01/24 No Opt. Call N/R 14,286,836
2 5.375%, 7/01/25 No Opt. Call N/R 1,556
0(9) 5.625%, 7/01/27 No Opt. Call N/R 3
0(9) 5.625%, 7/01/29 No Opt. Call N/R 6
32,077 5.750%, 7/01/31 No Opt. Call N/R 36,535,674
39,144 0.000%, 7/01/33 7/31 at 89.94 N/R 22,666,858
30,417 4.000%, 7/01/33 7/31 at 103.00 N/R 29,773,440
27,341 4.000%, 7/01/35 7/31 at 103.00 N/R 26,384,109
28,466 4.000%, 7/01/37 7/31 at 103.00 N/R 27,424,088
51,905 4.000%, 7/01/41 7/31 at 103.00 N/R 49,484,895
54,180 4.000%, 7/01/46 7/31 at 103.00 N/R 51,198,348
188,912 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R 101,776,633
University of Puerto Rico, University System Revenue
Bonds, Refunding Series 2006P:
1,930 5.000%, 6/01/22 5/22 at 100.00 CC 1,926,198
830 5.000%, 6/01/23 5/22 at 100.00 CC 826,091
6,960 5.000%, 6/01/24 5/22 at 100.00 CC 6,910,236
7,050 5.000%, 6/01/25 5/22 at 100.00 CC 6,982,461
2,105 5.000%, 6/01/26 5/22 at 100.00 CC 2,079,740
8,875 5.000%, 6/01/30 5/22 at 100.00 CC 8,726,166
University of Puerto Rico, University System Revenue
Bonds, Series 2006Q:
4,695 5.000%, 6/01/22 5/22 at 100.00 CC 4,685,751
75 5.000%, 6/01/23 5/22 at 100.00 CC 74,647
3,075 5.000%, 6/01/24 5/22 at 100.00 CC 3,053,014
1,355 5.000%, 6/01/25 5/22 at 100.00 CC 1,342,019
3,345 5.000%, 6/01/26 5/22 at 100.00 CC 3,304,860
7,203 5.000%, 6/01/30 5/22 at 100.00 CC 7,082,206
4,882 5.000%, 6/01/36 5/22 at 100.00 CC 4,801,544
2,968,440 Total Puerto Rico 1,848,277,370
Rhode Island - 0.2%
253,805 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
4/22 at 16.85 CCC- 41,811,836
South Carolina - 1.6%
Greenville Hospital System Board of Trustees, South
Carolina, Hospital Revenue Bonds, Tender Option Bond
Trust 2015-XF-0145:
510 19.816%, 5/30/22, 144A, (IF) (5) No Opt. Call A3 649,240
500 19.964%, 5/30/22, 144A, (IF) (5) No Opt. Call A3 636,030
1,000 19.964%, 5/30/22, 144A, (IF) (5) No Opt. Call A3 1,261,650
Hardeeville, South Carolina, Special Assessment Revenue
Bonds, East Argent Improvement District, Series 2021:
1,000 3.875%, 5/01/41, 144A 5/29 at 100.00 N/R 876,120
1,000 4.000%, 5/01/52, 144A 5/29 at 100.00 N/R 841,150

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
156
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 2,735 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-2, 5.750%, 12/01/46, 144A
5/22 at 110.00 N/R $ 2,498,997
Lancaster County, South Carolina, Special Assessment
Bonds, Edgewater II Improvement District, Capital
Appreciation Series 2007-A&B:
33,265 0.000%, 11/01/39 5/22 at 26.44 N/R 7,287,031
10,440 0.000%, 11/01/39 5/22 at 26.44 N/R 2,286,986
10,000 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Custodial Receipts CR-086, 5.000%,
8/15/36, (Pre-refunded 8/15/26), 144A
8/26 at 100.00 N/R (7) 11,145,800
8,340 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Custodial Receipts CR-087, 5.000%,
8/15/41, (Pre-refunded 8/15/26), 144A
8/26 at 100.00 N/R (7) 9,295,597
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head
Christian Academy, Series 2020:
2,160 5.000%, 1/01/40, 144A 1/30 at 100.00 N/R 2,165,314
5,000 5.000%, 1/01/55, 144A 1/30 at 100.00 N/R 4,820,250
1,955 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Midland Valley Preparatory School
Project, Series 2014, 7.750%, 11/15/45, 144A
11/26 at 100.00 N/R 2,164,595
4,000 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project,
Series 2015A, 5.250%, 8/15/46, 144A
2/25 at 100.00 BB+ 4,155,760
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, York Preparatory
Academy Project, Series 2014A:
1,370 7.000%, 11/01/33, (Pre-refunded 11/01/24) 11/24 at 100.00 N/R (7) 1,536,277
11,515 7.250%, 11/01/45, (Pre-refunded 11/01/24) 11/24 at 100.00 N/R (7) 12,984,314
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Columbia College, Refunding Series 2020A,
5.750%, 10/01/45
10/27 at 103.00 N/R 962,630
5,870 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, High Point Academy Project, Series 2018A,
5.750%, 6/15/49, 144A
12/26 at 100.00 Ba1 6,321,168
7,775 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Hoese Creek Academy Project, Series 2021A,
5.000%, 11/15/55, 144A
11/26 at 100.00 N/R 7,410,275
South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy
Project, Series 2021A:
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 N/R 898,290
905 5.000%, 6/15/56, 144A 6/29 at 100.00 N/R 795,332
South Carolina Jobs-Economic Development Authority,
Health Facilities Revenue Bonds, Lutheran Homes of South
Carolina Inc., Series 2013:
750 5.000%, 5/01/43 5/23 at 100.00 N/R 710,677
1,255 5.125%, 5/01/48 5/23 at 100.00 N/R 1,188,498
33,800 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Bon Secours Mercy Health, Inc, Series 2020A, 4.000%, 12/01/44,
(UB) (5)
6/30 at 100.00 A+ 34,774,116
19,495 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series 2018,
4.000%, 11/01/48, (UB) (5)
5/28 at 100.00 AA- 20,732,153

157
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Prisma Health Obligated Group,
Series 2018A:
$ 9,985 5.000%, 5/01/43, (UB) (5) 5/28 at 100.00 A3 $ 11,131,078
8,560 5.000%, 5/01/48, (UB) (5) 5/28 at 100.00 A3 9,486,877
1,000 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project, Series
2021A, 8.750%, 7/01/25
4/22 at 100.00 N/R 1,000,270
6,780 South Carolina Public Service Authority Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/46, (UB) (5)
12/26 at 100.00 A- 7,466,543
1,700 South Carolina Public Service Authority, Electric System Revenue Bonds,
Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43, (Pre-
refunded 6/01/22)
6/22 at 100.00 A- (7) 1,711,033
6,565 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Improvement Series 2021B, 4.000%, 12/01/51
12/31 at 100.00 A- 6,870,404
28,660 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50, (UB) (5)
6/25 at 100.00 A- 30,756,479
10,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46, (UB) (5)
12/24 at 100.00 A- 10,691,300
7,770 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56, (UB) (5)
12/26 at 100.00 A- 8,533,558
2,185 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2013E, 5.000%, 12/01/48, (UB) (5)
12/23 at 100.00 A- 2,290,077
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Series 2014A:
2,575 5.000%, 12/01/49, (UB) (5) 6/24 at 100.00 A- 2,723,037
68,695 5.500%, 12/01/54, (UB) (5) 6/24 at 100.00 A- 73,343,590
4,970 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E, 5.250%, 12/01/55, (UB) (5)
12/25 at 100.00 A- 5,421,574
17,625 South Carolina State Ports Authority, Revenue Bonds, Series 2019B8,
4.000%, 7/01/49, (AMT), (UB) (5)
7/29 at 100.00 A+ 18,121,849
7,700 Walnut Creek Improvement District, Lancaster County, South Carolina,
Assessment Revenue Bonds, Series 2016A-2, 5.750%, 12/01/42
5/22 at 100.00 N/R 7,699,846
3,485 Walnut Creek Improvement District, Lancaster County, South Carolina,
Assessment Revenue Bonds, Series 2016A-3, 5.330%, 12/01/41
5/22 at 100.00 N/R 3,484,930
354,895 Total South Carolina 339,130,695
South Dakota - 0.0%
1,550 Lincoln County, South Dakota, Economic Development Revenue Bonds,
The Augustana College Association Project, Series 2021A, 4.000%,
8/01/61
8/31 at 100.00 BBB- 1,476,855
6,400 Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds,
Series 2014C, 6.000%, 3/01/32, 144A
3/24 at 100.00 N/R 5,435,263
7,950 Total South Dakota 6,912,118
Tennessee - 1.3%
2,000 Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/47
1/25 at 102.00 N/R 1,393,240

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
158
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Bristol Industrial Development Board, Tennessee, State
Sales Tax Revenue Bonds, Pinnacle Project, Capital
Appreciation Series 2016B:
$ 1,905 0.000%, 12/01/24, 144A No Opt. Call N/R $ 1,689,373
815 0.000%, 12/01/25, 144A No Opt. Call N/R 688,357
845 0.000%, 12/01/26, 144A No Opt. Call N/R 676,862
16,665 0.000%, 12/01/31, 144A No Opt. Call N/R 9,446,722
Bristol Industrial Development Board, Tennessee, State
Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A:
6,650 5.000%, 12/01/35, 144A 12/26 at 100.00 N/R 6,740,507
7,220 5.125%, 12/01/42, 144A 12/26 at 100.00 N/R 7,298,481
Chattanooga Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, Catholic
Health Initiatives, Tender Option Bond 2015-XF1023:
2,545 17.741%, 1/01/40, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 BBB+ (7) 2,823,576
865 17.725%, 1/01/45, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 BBB+ (7) 959,596
2,500 17.750%, 1/01/45, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 BBB+ (7) 2,773,800
64,160 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 4.000%, 7/01/40, (UB) (5)
7/28 at 100.00 A- 67,871,656
2,000 Johnson City Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%,
8/15/42
8/22 at 100.00 A- 2,023,600
Knox County Health, Educational, and Housing Facilities
Board, Tennessee, Revenue Bonds, Provision Center for
Proton Therapy Project, Series 2014:
7,230 5.250%, 5/01/25, 144A (4) 11/24 at 100.00 N/R 3,398,100
59,375 6.000%, 5/01/34, 144A (4) 11/24 at 100.00 N/R 27,906,250
4,485 Memphis Health, Educational and Housing Facilities Board, Tennessee,
Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series
2014A, 5.875%, 3/01/44
3/24 at 100.00 CCC 4,254,740
Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A:
4,405 5.500%, 7/01/37 7/27 at 100.00 N/R 3,725,088
5,150 5.625%, 1/01/46 7/27 at 100.00 N/R 4,171,758
13,790 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge
Academy Charter School, Series 2017A, 0.000%, 6/15/47, 144A (4)
6/27 at 100.00 N/R 9,653,000
1,235 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge
Academy Charter School, Series 2017B, 0.000%, 6/15/22, 144A (4)
No Opt. Call N/R 864,500
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Rocketship Education Project, Series
2017E:
3,975 5.250%, 6/01/47, 144A 6/26 at 100.00 N/R 4,114,085
3,250 5.375%, 6/01/52, 144A 6/26 at 100.00 N/R 3,372,753
16,615 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46, (UB) (5)
7/26 at 100.00 A3 17,986,901
19,965 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2017A, 5.000%, 7/01/48, (UB) (5)
7/27 at 100.00 A3 21,904,999

159
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 1,000 Metropolitan Government of Nashville-Davidson County Industrial
Development Board, Tennessee, Special Assessment Revenue Bonds,
South Nashville Central Business Improvement District, Series 2021A,
4.000%, 6/01/51, 144A
6/31 at 100.00 N/R $ 880,030
3,250 Metropolitan Government of Nashville-Davidson County Industrial
Development Board, Tennessee, Special Assessment Revenue Bonds,
South Nashville Central Business Improvement District, Series 2021B,
0.000%, 6/01/43, 144A
No Opt. Call N/R 1,062,587
5,030 Metropolitan Nashville Airport Authority/The, 4.000%, 7/01/54, (AMT),
(UB) (5)
7/30 at 100.00 A2 5,122,602
New Memphis Arena Public Building Authority, Memphis
and Shelby County, Tennessee, Local Government Public
Improvement Bonds, Capital Appreciation Series 2021:
1,325 0.000%, 4/01/41 4/31 at 79.40 AA 665,865
1,375 0.000%, 4/01/42 4/31 at 77.25 AA 663,025
1,525 0.000%, 4/01/43 4/31 at 75.19 AA 704,398
1,525 0.000%, 4/01/44 4/31 at 73.15 AA 675,270
1,625 0.000%, 4/01/45 4/31 at 71.11 AA 689,081
1,500 0.000%, 4/01/46 4/31 at 69.30 AA 609,000
1,450 Shelby County Health, Educational and Housing Facility Board, Tennessee,
Fixed Rate Revenue Bonds, Trezevant Manor, Refunding Series 2013A,
5.375%, 9/01/41
9/23 at 100.00 N/R 1,390,869
The Health and Educational Facilities Board of the City
of Franklin, Tennessee, Revenue Bonds, Provision Cares
Proton Therapy Center, Nashville Project, Series 2017A:
18,170 7.375%, 6/01/37, 144A (4) 6/27 at 100.00 N/R 4,905,900
17,235 7.500%, 6/01/47, 144A (4) 6/27 at 100.00 N/R 4,653,450
46,300 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB 51,987,029
11,415 Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 5.500%,
1/01/46
5/22 at 100.00 N/R 8,775,624
360,370 Total Tennessee 288,522,674
Texas - 4.8%
1,000 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, First-Lien Series 2021A, 4.000%, 10/01/50
10/31 at 100.00 N/R 1,043,160
6,140 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50, 144A
10/31 at 100.00 N/R 6,064,171
4,000 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 1 Project, Series 2019, 6.500%, 9/01/48,
144A
9/29 at 100.00 N/R 4,270,520
3,000 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Major Improvement Area Project, Series 2019,
6.750%, 9/01/48, 144A
9/29 at 100.00 N/R 3,206,640
1,750 Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Area 1 Project, Series 2021, 4.250%, 9/15/51,
144A
9/31 at 100.00 N/R 1,588,877
Anna, Texas, Special Assessment Revenue Bonds, Sherley
Tract Public Improvement District 2 Major Improvement
Area Project, Series 2021:
200 4.500%, 9/15/31, 144A No Opt. Call N/R 191,014
525 5.000%, 9/15/51, 144A 9/31 at 100.00 N/R 490,675
4,235 Anson Education Facilities Corporation, Texas, Education Revenue Bonds,
Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45
8/26 at 100.00 BBB- 4,398,302

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
160
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Argyle, Texas, Special Assessment Revenue Bonds,
Highlands of  Argyle Public Improvement District 1 Project,
Series 2017:
$ 750 5.000%, 9/01/37 9/27 at 100.00 N/R $ 789,405
1,470 5.250%, 9/01/47 9/27 at 100.00 N/R 1,543,191
Argyle, Texas, Special Assessment Revenue Bonds,
Waterbrook of  Argyle Public Improvement District Project,
Series 2018:
2,100 5.125%, 9/01/38, 144A 9/28 at 100.00 N/R 2,223,984
3,905 5.250%, 9/01/47, 144A 9/28 at 100.00 N/R 4,106,498
1,500 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51
6/26 at 100.00 N/R 1,497,600
9,520 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Great Hearts America - Texas, Series 2021A, 3.000%,
8/15/56, (UB) (5)
8/31 at 100.00 Aaa 8,293,348
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools -
Texas Project, Refunding Series 2021A:
3,430 4.375%, 2/15/51 2/30 at 100.00 N/R 2,903,118
1,500 4.500%, 2/15/56 2/30 at 100.00 N/R 1,263,570
4,035 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Riverwalk Education Foundation, Series 2019, 3.000%,
8/15/54, (UB) (5)
8/29 at 100.00 AAA 3,640,458
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, UME Preparatory Academy,
Taxable Series 2017A:
1,000 5.000%, 8/15/38 8/27 at 100.00 N/R 1,037,520
1,800 5.000%, 8/15/48 8/27 at 100.00 N/R 1,841,508
900 5.000%, 8/15/53 8/27 at 100.00 N/R 918,603
6,060 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phase 1 Project, Series 2015,
7.250%, 9/01/45
9/23 at 103.00 N/R 6,305,006
Aubrey, Denton County, Texas, Special Assessment
Revenue Bonds, Jackson Ridge Public Improvement District
Phases 2 Project, Series 2018:
1,000 5.750%, 9/01/33, 144A 9/23 at 103.00 N/R 1,053,050
3,775 6.125%, 9/01/45, 144A 9/23 at 103.00 N/R 3,982,134
5,125 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2-3 Major
Improvements Project, Series 2015, 8.250%, 9/01/40
9/23 at 103.00 N/R 5,340,762
1,479 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 3A Project, Series
2021, 4.000%, 9/01/45, 144A
9/28 at 100.00 N/R 1,348,552
3,800 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn
Ridge South Public Improvement District Project, Series 2017, 6.200%,
9/01/47, 144A
9/27 at 100.00 N/R 4,120,112
6,240 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Estancia Hill Country Public Improvement District,
Series 2013, 6.000%, 11/01/28
11/23 at 100.00 N/R 6,320,808
3,000 Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51, 144A
9/31 at 100.00 N/R 2,793,390
1,120 Caddo Mills Municipal Management District No. 1, Texas, General
Obligation Bonds, Tax Road Series 2021, 3.000%, 9/01/46
9/26 at 100.00 N/R 926,117

161
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Celina, Texas, Special Assessment Revenue Bonds,
Cambridge Crossing Public Improvement District Phase 1
Project, Series 2018:
$ 1,690 5.125%, 9/01/38, 144A 9/28 at 100.00 N/R $ 1,786,685
4,230 5.250%, 9/01/47, 144A 9/28 at 100.00 N/R 4,440,738
Celina, Texas, Special Assessment Revenue Bonds,
Cambridge Crossing Public Improvement District Phases
2-7 Major Improvement Project, Series 2018:
4,230 5.500%, 9/01/38, 144A 9/28 at 100.00 N/R 4,560,575
7,480 5.625%, 9/01/48, 144A 9/28 at 100.00 N/R 8,008,013
5,910 Celina, Texas, Special Assessment Revenue Bonds, Columns Public
Improvement District Project, Series 2018, 6.250%, 9/01/48, 144A
9/28 at 100.00 N/R 6,282,803
Celina, Texas, Special Assessment Revenue Bonds, Creeks
of Legacy Public Improvement District Phase 1 Project,
Series 2014:
1,445 6.625%, 9/01/32 9/22 at 103.00 N/R 1,486,890
3,385 7.000%, 9/01/40 9/22 at 103.00 N/R 3,481,405
3,735 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 1B Project, Series 2018, 5.250%,
9/01/44, 144A
9/28 at 100.00 N/R 3,953,161
Celina, Texas, Special Assessment Revenue Bonds, Creeks
of Legacy Public Improvement District Phase 2 & 3 Major
improvement Project, Series 2014:
2,025 7.250%, 9/01/32 9/22 at 103.00 N/R 2,039,924
3,500 7.625%, 9/01/40 9/22 at 103.00 N/R 3,558,625
5,000 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 Project, Series 2018, 5.625%,
9/01/48, 144A
9/28 at 100.00 N/R 5,318,450
Celina, Texas, Special Assessment Revenue Bonds,
Edgewood Creek Public Improvement District Phase 1
Project, Series 2021:
500 4.250%, 9/01/41, 144A 9/31 at 100.00 N/R 469,235
800 4.500%, 9/01/50, 144A 9/31 at 100.00 N/R 748,024
Celina, Texas, Special Assessment Revenue Bonds,
Edgewood Creek Public Improvement District Phase 2-3
Major Improvement Project, Series 2021:
350 5.250%, 9/01/41, 144A 9/31 at 100.00 N/R 342,356
640 5.500%, 9/01/50, 144A 9/31 at 100.00 N/R 630,195
1,000 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1 Project, Series 2016, 5.250%, 9/01/46
9/26 at 100.00 N/R 1,040,910
Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1B, Series
2018:
325 5.375%, 9/01/38, 144A 9/28 at 100.00 N/R 349,079
415 5.500%, 9/01/46, 144A 9/28 at 100.00 N/R 442,618
Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Project, Series 2018:
1,120 5.625%, 9/01/38 9/28 at 100.00 N/R 1,213,386
1,700 5.750%, 9/01/47 9/28 at 100.00 N/R 1,818,711
Celina, Texas, Special Assessment Revenue Bonds, Lakes
at Mustang Ranch Public Improvement District Phase 2-9
Major improvement Project, Series 2015:
1,750 6.000%, 9/01/30 9/22 at 103.00 N/R 1,781,640
4,950 6.250%, 9/01/40 9/22 at 103.00 N/R 5,054,395
3,115 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 1 Project, Series 2017, 6.125%, 9/01/46
9/27 at 100.00 N/R 3,166,989

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
162
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,375 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Direct Improvement Project, Series 2022,
4.375%, 9/01/51, 144A
9/30 at 100.00 N/R $ 2,250,740
1,245 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Major Improvement Project, Series 2017,
6.125%, 9/01/46
9/27 at 100.00 N/R 1,252,582
Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 1 Project,
Series 2022:
1,050 4.000%, 9/01/43, 144A 9/31 at 100.00 N/R 986,128
1,000 4.125%, 9/01/51, 144A 9/31 at 100.00 N/R 920,480
5,665 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 1 Project,
Series 2015, 7.250%, 9/01/45
3/23 at 103.00 N/R 5,781,756
4,500 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 5 Project,
Series 2022, 4.000%, 9/01/51, 144A
9/31 at 100.00 N/R 4,245,615
10,035 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Areas 2-5 Major
Improvement Project, Series 2015, 8.250%, 9/01/40
3/23 at 103.00 N/R 10,212,017
Celina, Texas, Special Assessment Revenue Bonds, The
Parks at Wilson Creek Public Improvement District Initial
Major Improvement Project, Series 2021:
1,000 4.250%, 9/01/41, 144A 9/31 at 100.00 N/R 943,440
1,380 4.500%, 9/01/51, 144A 9/31 at 100.00 N/R 1,287,098
1,500 Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Phase 1 Project, Series 2021, 4.000%,
9/01/51, 144A
9/31 at 100.00 N/R 1,393,230
Celina, Texas, Special Assessment Revenue Bonds,
Wells North Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2016:
700 5.000%, 9/01/36, 144A 9/22 at 103.00 N/R 721,630
1,650 5.250%, 9/01/46, 144A 9/22 at 103.00 N/R 1,698,378
520 Celina, Texas, Special Assessment Revenue Bonds, Wells North Public
Improvement District Neighborhood Improvement Area 3-4 Project,
Series 2020, 4.000%, 9/01/50, 144A
9/30 at 100.00 N/R 487,880
1,475 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 1 Project,
Series 2015, 6.250%, 9/01/45
9/24 at 100.00 N/R 1,498,216
1,000 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 4 Project,
Series 2021, 4.000%, 9/01/51, 144A
9/31 at 100.00 N/R 930,740
7,350 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2021B, 4.000%, 1/01/51
1/31 at 100.00 Baa1 7,585,454
1,000 City of Santa Fe, Galveston County, Texas, Special Assessment Revenue
Bonds, Mulberry Farms Public Improvement District Series 2022,
5.000%, 9/01/52, 144A , (WI/DD, Settling 4/19/22)
9/32 at 100.00 N/R 1,015,710
City of Shenandoah, Montgomery County, Texas,
Special Assessment Revenue Bonds, Metropark Public
Improvement District, Series 2018:
1,835 5.600%, 9/01/38 9/28 at 100.00 N/R 1,956,715
2,940 5.700%, 9/01/47 9/28 at 100.00 N/R 3,106,022

163
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 9,865 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, International Leadership of Texas, Series 2021, 3.000%, 8/15/51,
(UB) (5)
8/31 at 100.00 Aaa $ 8,685,343
Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project,
Series 2016:
1,445 6.250%, 9/01/35 9/23 at 103.00 N/R 1,528,651
3,395 6.500%, 9/01/46 9/23 at 103.00 N/R 3,589,839
1,200 Comal County, Texas, Special Assessment Revenue Bonds, Crossings
Public Improvement District, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 N/R 1,231,128
1,000 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B, 5.000%,
10/01/50
10/31 at 100.00 BB- 981,740
Crandall, Kaufman County, Texas, Special Assessment
Revenue Bonds, Crandall Carwright Ranch Public
Improvement District Improvement Area 1 Project, Series
2021:
205 4.000%, 9/15/31, 144A No Opt. Call N/R 193,399
1,100 4.250%, 9/15/41, 144A 9/31 at 100.00 N/R 1,021,405
1,000 4.500%, 9/15/51, 144A 9/31 at 100.00 N/R 927,680
Crandall, Kaufman County, Texas, Special Assessment
Revenue Bonds, Crandall Carwright Ranch Public
Improvement District Improvement Area Project, Series
2021:
750 5.000%, 9/15/41, 144A 9/31 at 100.00 N/R 714,045
1,000 5.250%, 9/15/51, 144A 9/31 at 100.00 N/R 946,310
6,050 Danbury Higher Education Authority, Texas, Charter School Revenue
Bonds, John H. Wood Jr. Public Charter District, Inspire Academies,
Series 2013A, 6.500%, 8/15/43, (Pre-refunded 8/15/23)
8/23 at 100.00 N/R (7) 6,415,420
Decatur Hospital Authority, Texas, Revenue Bonds, Wise
Regional Health System, Series 2013A:
770 6.625%, 9/01/31, (Pre-refunded 9/01/23) 9/23 at 100.00 N/R (7) 815,954
7,010 6.375%, 9/01/42, (Pre-refunded 9/01/23) 9/23 at 100.00 N/R (7) 7,442,797
9,175 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BBB- 9,747,887
1,000 Edinburg Economic Development Corporation, Texas, Sales Tax Revenue
Bonds, Series 2021A, 3.375%, 8/15/46
8/28 at 100.00 N/R 847,950
1,500 Elmendorf, Texas, Special Assessment Revenue Bonds, Hickory Ridge
Public Improvement District Improvement Area 1, Series 2021, 4.000%,
9/01/51, 144A
9/31 at 100.00 N/R 1,321,110
2,000 Fate, Rockwell County, Texas, Special Assessment Revenue Bonds,
Monterra Public Improvement District 1 Improvement Area 1, Series
2021, 4.000%, 8/15/51, 144A
8/31 at 100.00 N/R 1,892,080
1,740 Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk
Public Improvement District 1, Refunding Series 2021, 4.000%, 9/01/43,
144A
9/31 at 100.00 N/R 1,596,624
Fort Bend County, Texas, Toll Road Revenue Bonds, Senior
Lien Series 2021:
3,305 3.000%, 3/01/46 - BAM Insured, (UB) (5) 3/31 at 100.00 A2 2,989,240
5,530 3.000%, 3/01/51, (UB) (5) 3/31 at 100.00 A2 4,812,040
Fort Bend Grand Parkway Toll Road Authority:
6,995 3.000%, 3/01/46, (UB) (5) 3/31 at 100.00 Aa1 6,909,241
6,690 3.000%, 3/01/51, (UB) (5) 3/31 at 100.00 Aa1 6,525,761

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
164
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 750 Georgetown, Texas, Special Assessment Revenue Bonds, Parks at
Westhaven Public Improvement District Project, Series 2022, 4.250%,
9/15/47, 144A , (WI/DD, Settling 4/12/22)
9/30 at 100.00 N/R $ 747,660
28,985 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C, 3.000%, 10/01/50, (UB) (5)
4/30 at 100.00 A2 24,959,273
2,530 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998,
8.000%, 4/01/28, (AMT)
5/22 at 100.00 B3 2,530,987
2,500 Harris County Cultural Education Facilities Finance Corporation, Texas,
First Mortgage Revenue Bonds, Brazos Presbyterian Homes, Inc. Project,
Series 2013B, 7.000%, 1/01/43, (Pre-refunded 1/01/23)
1/23 at 100.00 BBB- (7) 2,599,600
26,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2021A,
3.000%, 10/01/51, (UB) (5)
10/31 at 100.00 AA 23,583,040
600 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/53 -
AGM Insured
11/31 at 33.96 A2 136,920
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Junior Lien Series 2001H:
1,400 0.000%, 11/15/23 - NPFG Insured, (ETM) No Opt. Call Baa2 (7) 1,354,808
475 0.000%, 11/15/23 - NPFG Insured No Opt. Call BB+ 452,466
13,760 0.000%, 11/15/25 - NPFG Insured No Opt. Call BB+ 12,190,397
2,270 0.000%, 11/15/25 - NPFG Insured, (ETM) No Opt. Call Baa2 (7) 2,090,080
520 0.000%, 11/15/26, (ETM) No Opt. Call Baa2 (7) 466,399
4,400 0.000%, 11/15/26 No Opt. Call BB+ 3,753,552
4,645 0.000%, 11/15/27 No Opt. Call BB+ 3,803,372
355 0.000%, 11/15/27, (ETM) No Opt. Call Baa2 (7) 309,308
11,595 0.000%, 11/15/28 - NPFG Insured No Opt. Call BB+ 9,106,133
480 0.000%, 11/15/28 - NPFG Insured, (ETM) No Opt. Call Baa2 (7) 406,613
125 0.000%, 11/15/29 - NPFG Insured, (ETM) No Opt. Call Baa2 (7) 102,836
10,400 0.000%, 11/15/29 - NPFG Insured No Opt. Call BB+ 7,824,544
12,645 0.000%, 11/15/30 - NPFG Insured No Opt. Call BB+ 9,102,630
2,070 0.000%, 11/15/30 - NPFG Insured, (ETM) No Opt. Call Baa2 (7) 1,652,729
5,000 0.000%, 11/15/31 - NPFG Insured No Opt. Call BB+ 3,438,050
1,910 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 BB+ 1,223,050
2,075 0.000%, 11/15/34 - NPFG Insured 11/31 at 83.17 BB+ 1,170,694
35 0.000%, 11/15/35 11/31 at 78.18 BB+ 18,538
4,160 0.000%, 11/15/36 - NPFG Insured 11/31 at 73.51 BB+ 2,068,976
1,525 0.000%, 11/15/37 - NPFG Insured 11/31 at 69.08 BB+ 711,718
1,930 0.000%, 11/15/38 - NPFG Insured 11/31 at 64.91 BB+ 845,359
1,130 0.000%, 11/15/39 - NPFG Insured 11/31 at 60.98 BB+ 464,441
10,045 0.000%, 11/15/40 - NPFG Insured 11/31 at 57.27 BB+ 3,869,836
17,665 0.000%, 11/15/41 - NPFG Insured 11/31 at 53.78 BB+ 6,379,008
1,840 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior
Lien Series 2001G, 0.000%, 11/15/41 - NPFG Insured
11/31 at 53.78 BBB 677,083
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Third Lien Series 2004A-3:
100 0.000%, 11/15/31 - NPFG Insured 11/24 at 66.52 BB 60,201
605 0.000%, 11/15/32 - NPFG Insured 11/24 at 62.71 BB 343,162
1,420 0.000%, 11/15/33 - NPFG Insured 11/24 at 59.10 BB 758,749
25 0.000%, 11/15/34, (Pre-refunded 11/15/24) - NPFG Insured 11/24 at 55.69 Baa2 (7) 13,141
190 0.000%, 11/15/34 - NPFG Insured 11/24 at 55.69 BB 95,618
555 0.000%, 11/15/35 - NPFG Insured 11/24 at 52.47 BB 263,009
6,465 0.000%, 11/15/38 - NPFG Insured 11/24 at 43.83 BB 2,555,097
3,535 0.000%, 11/15/38, (Pre-refunded 11/15/24) - NPFG Insured 11/24 at 43.83 Baa2 (7) 1,462,359
9,245 0.000%, 11/15/39 11/24 at 41.26 BB 3,438,031
8,430 0.000%, 11/15/39, (Pre-refunded 11/15/24) 11/24 at 41.26 Baa2 (7) 3,282,979

165
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A:
$ 1,180 0.000%, 11/15/34 - NPFG Insured 11/30 at 78.27 A2 $ 674,783
27,155 0.000%, 11/15/38 - NPFG Insured 11/30 at 61.17 A2 12,077,458
8,805 0.000%, 11/15/40 - NPFG Insured 11/30 at 54.04 A2 3,450,151
1,025 Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 1 Project, Series 2019,
4.125%, 9/01/39, 144A
9/29 at 100.00 N/R 1,026,589
1,500 Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 2 Project, Series 2021,
4.000%, 9/01/51, 144A
9/31 at 100.00 N/R 1,354,440
9,190 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
7.000%, 9/15/45
9/25 at 100.00 N/R 9,200,569
6,520 Heart of Texas Education Finance Corporation, Texas, Gateway Charter
Academy, Series 2006A, 6.000%, 2/15/36
5/22 at 100.00 N/R 6,524,042
1,000 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2021A, 4.000%, 7/01/48, (AMT), (UB) (5)
7/31 at 100.00 A1 1,030,810
8,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding
Series 2011, 6.625%, 7/15/38, (AMT)
5/22 at 100.00 B 8,036,960
Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines Inc. Terminal Improvement Project,
Refunding Series 2015B-1:
5,000 5.000%, 7/15/30, (AMT) 7/25 at 100.00 B 5,268,700
595 5.000%, 7/15/35, (AMT) 7/25 at 100.00 B 626,410
2,000 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Cottonwood Creek Public Improvement Area 1 Project Series 2021,
4.000%, 9/01/51, 144A
9/29 at 100.00 N/R 1,794,340
1,500 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Durango Farms Public Improvement Project Series 2021, 4.000%,
9/01/56, 144A
9/29 at 100.00 N/R 1,348,350
1,000 Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory
Crossing, Public Improvement Area 1 Project Series 2021, 4.000%,
9/01/56, 144A
9/29 at 100.00 N/R 891,260
5,090 Jefferson County Industrial Development Corporation, Texas, Hurricane
Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum
Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32, (Pre-
refunded 7/01/22)
7/22 at 100.00 N/R (7) 5,177,243
Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 1 Project, Series 2018:
1,315 5.000%, 9/01/38, 144A 9/28 at 100.00 N/R 1,363,037
1,175 5.375%, 9/01/38, 144A 9/28 at 100.00 N/R 1,232,963
1,930 5.125%, 9/01/47, 144A 9/28 at 100.00 N/R 1,986,665
1,770 5.500%, 9/01/47, 144A 9/28 at 100.00 N/R 1,844,499
1,750 Justin, Denton County, Texas, Special Assessment Revenue Bonds,
Timberbrook Public Improvement District 1 Improvement Area 2 Project,
Series 2018, 4.000%, 9/01/51, 144A
9/31 at 100.00 N/R 1,642,218
2,000 Kaufman County Fresh Water Supply District 1-D, Texas, General
Obligation Road Bonds, Series 2021, 3.000%, 9/01/51
9/26 at 100.00 N/R 1,549,340
1,280 Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 3 Project, Series 2021, 4.000%,
9/01/46, 144A
9/31 at 100.00 N/R 1,183,936

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
166
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,500 Lago Vista, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Major Improvement
Area Project, Series 2020B, 4.875%, 9/01/50, 144A
9/30 at 100.00 N/R $ 2,425,075
1,015 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Area 1 Project, Series 2019, 4.250%, 9/15/39,
144A
9/29 at 100.00 N/R 1,012,493
1,270 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Major Improvement Area Project, Series 2019,
5.000%, 9/15/49, 144A
9/29 at 100.00 N/R 1,290,472
2,730 Leander, Texas, Special Assessment Revenue Bonds, Crystal Springs Public
Improvement District Project, Series 2018, 5.300%, 9/01/48, 144A
9/28 at 100.00 N/R 2,663,279
1,100 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Northern Improvement Area Major Improvement
Project, Series 2017, 5.375%, 9/01/47, 144A
9/26 at 100.00 N/R 1,075,349
3,850 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series 2017,
5.000%, 9/01/47, 144A
9/26 at 100.00 N/R 3,786,283
Legato Community Authority, Commerce City, Colorado,
Limited Tax Supported Revenue Bonds, District 1, 2, 3 & 7,
Series 2021A-1:
1,355 5.000%, 12/01/41 6/26 at 103.00 N/R 1,372,385
1,030 5.000%, 12/01/46 6/26 at 103.00 N/R 1,035,593
1,025 5.000%, 12/01/51 6/26 at 103.00 N/R 1,018,337
2,269 Legato Community Authority, Commerce City, Colorado, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021B, 8.250%,
12/15/51
6/26 at 103.00 N/R 2,187,679
3,850 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Improvement Areas 1
& 2 Project, Series 2022, 4.000%, 9/01/52, 144A
9/32 at 100.00 N/R 3,699,273
1,000 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Major Improvement
Area Project, Series 2022, 4.375%, 9/01/52, 144A
9/32 at 100.00 N/R 947,960
Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District
Master Improvement Area Project, Series 2017:
390 5.125%, 9/01/27, 144A No Opt. Call N/R 408,299
2,150 6.000%, 9/01/46, 144A 9/27 at 100.00 N/R 2,311,723
1,075 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Liberty Parke Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2017, 5.375%, 9/01/46, 144A
9/26 at 100.00 N/R 1,127,062
1,000 Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas Ranch
Public Improvement District Project, Series 2022, 4.000%, 9/01/51, 144A
9/32 at 100.00 N/R 899,170
Little Elm, Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Phase I, Refunding &
Improvement Series 2018:
95 0.000%, 9/01/22, 144A No Opt. Call N/R 93,676
6,540 5.250%, 9/01/44, 144A 9/28 at 100.00 N/R 6,884,462
5,175 Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 1-1A Project, Series 2017, 6.000%,
9/01/47, 144A
9/27 at 100.00 N/R 5,528,349
Little Elm,Texas, Special Assessment Revenue Bonds,
Hillstone Pointe Public Improvement District 2 Phase 2-3
Project, Series 2018:
725 5.750%, 9/01/38, 144A 9/28 at 100.00 N/R 782,043
1,350 5.875%, 9/01/47, 144A 9/28 at 100.00 N/R 1,445,594

167
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,500 Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates
Public Improvement District 2 Project, Series 2017, 5.000%, 9/01/47,
144A
9/27 at 100.00 N/R $ 1,550,130
Little Elm,Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Improvement Area 2
Project, Refunding & Improvement Series 2018:
70 0.000%, 9/01/22, 144A No Opt. Call N/R 68,988
70 0.000%, 9/01/23, 144A No Opt. Call N/R 66,718
12,095 5.750%, 9/01/48, 144A 9/28 at 100.00 N/R 12,907,179
Little Elm,Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Major Improvement
Area Project, Refunding Series 2018:
125 0.000%, 9/01/22, 144A No Opt. Call N/R 123,171
125 0.000%, 9/01/23, 144A No Opt. Call N/R 118,741
125 0.000%, 9/01/24, 144A No Opt. Call N/R 114,615
125 0.000%, 9/01/25, 144A No Opt. Call N/R 110,374
6,300 6.750%, 9/01/48, 144A 9/28 at 100.00 N/R 6,900,957
Manor, Texas, Special Assessment Revenue Bonds, Lagos
Public Improvement District Major Improvement Area
Project, Series 2020:
600 4.500%, 9/15/40, 144A 9/30 at 100.00 N/R 602,916
600 4.625%, 9/15/49, 144A 9/30 at 100.00 N/R 600,192
1,755 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Major Improvement Area
Project, Series 2019, 5.750%, 9/01/49, 144A
9/29 at 100.00 N/R 1,802,771
1,670 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Neighborhood Improvement
Area 1 Project, Series 2019, 5.250%, 9/01/49, 144A
9/29 at 100.00 N/R 1,708,978
2,000 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1 Project,
Series 2021, 4.375%, 9/01/51, 144A
9/31 at 100.00 N/R 1,812,700
1,000 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Major Improvement Area
Project, Series 2021, 5.125%, 9/01/51, 144A
9/31 at 100.00 N/R 931,160
1,000 McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 3 Project, Series 2021,
4.000%, 9/15/51, 144A
9/31 at 100.00 N/R 892,760
Medina County, Texas, Special Assessment Revenue
Bonds, Woodlands Public Improvement District Major
Improvement Areas 1, Series 2021:
785 5.250%, 9/01/41, 144A 9/31 at 100.00 N/R 740,106
1,160 5.500%, 9/01/50, 144A 9/31 at 100.00 N/R 1,095,144
1,250 Medina County, Texas, Special Assessment Revenue Bonds, Woodlands
Public Improvement District Neighborhood Improvement Areas 1,
Series 2021, 4.750%, 9/01/50, 144A
9/31 at 100.00 N/R 1,149,400
Mesquite, Texas, Special Assessment Bonds, Heartland
Town Center Public Improvement District Phase 1 Project,
Series 2018:
850 5.250%, 9/01/38, 144A 9/28 at 100.00 N/R 906,533
1,595 5.375%, 9/01/48, 144A 9/28 at 100.00 N/R 1,689,169
1,510 Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public
Improvement District Phase 2 Major Improvement Project, Series 2018,
5.625%, 9/01/48, 144A
9/28 at 100.00 N/R 1,589,849

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
168
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Mesquite, Texas, Special Assessment Bonds, Iron Horse
Public Improvement District Project, Series 2019:
$ 1,000 5.750%, 9/15/39, 144A 9/29 at 100.00 N/R $ 1,028,590
2,300 6.000%, 9/15/49, 144A 9/29 at 100.00 N/R 2,369,391
1,750 Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Improvement Areas 1-2 Project, Series
2021, 4.125%, 9/15/51, 144A
9/31 at 100.00 N/R 1,615,268
Midlothian, Texas, Special Assessment Revenue Bonds,
Redden Farms Public Improvement District Major
Improvement Area Project, Series 2021:
420 4.500%, 9/15/41, 144A 9/31 at 100.00 N/R 397,060
750 4.750%, 9/15/51, 144A 9/31 at 100.00 N/R 697,252
17,127 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (4),(8)
1/26 at 102.00 N/R 439,600
New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series
2021:
1,000 4.500%, 9/01/41, 144A 9/31 at 100.00 N/R 918,020
1,000 4.750%, 9/01/51, 144A 9/31 at 100.00 N/R 899,410
New Hope Cultural Education Facilities Finance
Corporation, Texas, Education Revenue Bonds, Beta
Academy, Series 2018A:
1,595 5.625%, 8/15/39, 144A 8/24 at 100.00 N/R 1,656,838
3,340 5.750%, 8/15/49, 144A 8/24 at 100.00 N/R 3,465,050
780 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R 702,694
5,050 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R 4,663,069
21,115 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 2.000%, 11/15/61
11/26 at 105.00 N/R 11,279,422
4,305 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series
2018A, 5.500%, 7/01/54
7/24 at 103.00 N/R 4,184,374
New Hope Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Methodist Retirement Communites Senior Living Langford
Project, Series 2016:
670 5.375%, 11/15/36 11/26 at 100.00 N/R 679,923
1,000 5.500%, 11/15/46 11/26 at 100.00 N/R 1,010,470
2,000 5.500%, 11/15/52 11/26 at 100.00 N/R 2,015,240
83,950 New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1,
5.500%, 1/01/57
1/28 at 103.00 N/R 75,162,954
7,260 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus
Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series
2014A, 5.000%, 4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R (7) 7,689,937
1,490 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- San Antonio 1, L.L.C. - Texas A&M University - San Antonio Project,
Series 2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 N/R (7) 1,653,855

169
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
NCCD - College Station Properties LLC - Texas A&M
University Project,  Series 2015A:
$ 1,840 5.000%, 7/01/24 No Opt. Call CCC $ 1,587,000
13,600 5.000%, 7/01/35 7/25 at 100.00 CCC 11,730,000
115,200 5.000%, 7/01/47 7/25 at 100.00 CCC 99,360,000
9,965 New Hope Cultural Educational Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Children's Health Systems of Texas Project,
Series 2017A, 4.000%, 8/15/40, (UB) (5)
8/27 at 100.00 Aa3 10,578,445
Newark Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Austin Achieve Public Schools,
Inc., Series 2017A:
1,000 5.000%, 6/15/37, (Pre-refunded 6/15/22) 6/22 at 100.00 N/R (7) 1,007,780
1,250 5.000%, 6/15/42, (Pre-refunded 6/15/22) 6/22 at 100.00 N/R (7) 1,259,725
3,000 5.250%, 6/15/48, (Pre-refunded 6/15/22) 6/22 at 100.00 N/R (7) 3,024,810
43,310 North Fort Bend Water Authority, Texas, Water System Revenue Bonds,
Refunding  Series 2019A, 4.000%, 12/15/58, (UB) (5)
12/29 at 100.00 A+ 45,723,233
1,000 North Parkway Municipal Management District 1, Celina, Texas, Contract
Revenue Bonds, Legacy Hills Public Improvement District Phase 1A-1B
Improvements, Series 2021, 4.250%, 9/15/51, 144A
9/31 at 100.00 N/R 954,690
9,000 North Parkway Municipal Management District 1, Celina, Texas, Special
Assessment Revenue Bonds, Major Improvements Project, Series 2021,
5.000%, 9/15/51, 144A
9/31 at 100.00 N/R 9,196,920
670 North Richland Hills, Texas, Special Assessment Revenue Bonds, City
Point Public Improvement District Zone A Project, Series 2019, 5.625%,
9/01/40, 144A
9/30 at 100.00 N/R 675,983
North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B
Project, Series 2019:
658 5.250%, 9/01/40, 144A 9/30 at 100.00 N/R 660,211
923 5.375%, 9/01/50, 144A 9/30 at 100.00 N/R 925,418
17,220 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier Series 2021B, 3.000%, 1/01/51, (UB) (5)
1/31 at 100.00 A 14,989,666
16,595 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier Series 2021B, 3.000%, 1/01/51
1/31 at 100.00 A 14,445,615
4,250 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek East Public Improvement District Project, Series
2021, 4.375%, 9/15/51, 144A
9/31 at 100.00 N/R 3,898,993
1,250 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek West Public Improvement District Project, Series
2021, 4.000%, 9/15/51, 144A
9/31 at 100.00 N/R 1,151,063
Pottsboro Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Imagine International Academy
of North Texas, LLC, Series 2016A:
655 5.000%, 8/15/36 8/26 at 100.00 N/R 681,220
1,000 5.000%, 8/15/46 8/26 at 100.00 N/R 1,025,530
500 Princeton, Texas, Special Assessment Revenue Bonds, Brookside Public
Improvement District Phase 2 & 3 Project, Series 2021, 4.000%, 9/01/51,
144A
9/29 at 100.00 N/R 475,805
6,130 Princeton, Texas, Special Assessment Revenue Bonds, Crossroads Public
Improvement District Major improvement Project, Series 2018, 6.500%,
9/01/48, 144A
9/28 at 100.00 N/R 6,500,988

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
170
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,080 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 N/R $ 2,097,306
Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6
Major Improvement Project, Series 2019:
1,000 5.500%, 9/01/39, 144A 9/29 at 100.00 N/R 1,040,630
2,000 5.750%, 9/01/49, 144A 9/29 at 100.00 N/R 2,079,260
3,605 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
2/24 at 100.00 Ba1 3,729,769
1,000 Red Oak, Ellis County, Texas, Special Assessment Revenue Bonds, Red
Oak Public Improvement District 1 Improvement Area 1 Project, Series
2021, 4.000%, 9/15/51, 144A
9/30 at 100.00 N/R 930,870
Red River Health Facilities Development Corporation,
Texas, First Mortgage Revenue Bonds, Eden Home Inc.,
Series 2012:
6,280 4.087%, 12/15/32 (4) 5/22 at 100.00 N/R 3,925,000
5,525 4.087%, 12/15/42 (4) 5/22 at 100.00 N/R 3,453,125
14,375 4.087%, 12/15/47 (4) 5/22 at 100.00 N/R 8,984,375
3,300 Red River Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%,
11/15/44, (Pre-refunded 11/15/24)
11/24 at 100.00 N/R (7) 3,771,603
445 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 6.000%,
9/15/46
3/24 at 102.00 N/R 442,962
Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 2 Project, Series 2019:
1,365 4.625%, 9/15/39, 144A 9/27 at 100.00 N/R 1,398,265
2,495 4.750%, 9/15/49, 144A 9/27 at 100.00 N/R 2,546,497
4,200 Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Publifc improvement District Major Improvement Area
Project, Series 2017, 5.250%, 9/15/48, 144A
9/27 at 100.00 N/R 4,351,116
Royse CIty, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Creekshaw Public
Improvement District Major Improvement Area Project,
Series 2020:
400 4.875%, 9/15/40, 144A 9/30 at 100.00 N/R 393,300
700 5.125%, 9/15/50, 144A 9/30 at 100.00 N/R 686,007
2,235 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Major Improvement Area Project, Series 2020, 5.625%,
9/15/50, 144A
9/30 at 100.00 N/R 2,211,756
1,250 San Antonio Education Facilities Corporation, Texas, Higher Education
Revenue Bonds, Hallmark University Project, Series 2021A, 5.000%,
10/01/51
10/31 at 100.00 N/R 1,185,450
San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos
Trace Public Improvement District Series 2019:
3,800 5.750%, 9/01/39, 144A 9/28 at 100.00 N/R 3,990,988
5,000 5.750%, 9/01/48, 144A 9/28 at 100.00 N/R 5,222,650
2,200 San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper Public Improvement District
Series 2020, 5.625%, 9/01/50
9/30 at 100.00 N/R 2,298,538

171
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
San Marcos, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, Whisper South
Public Improvement District, Series 2020:
$ 1,500 4.250%, 9/01/42, 144A 9/32 at 100.00 N/R $ 1,408,035
1,750 4.500%, 9/01/51, 144A 9/32 at 100.00 N/R 1,627,832
100 Sanger Industrial Development Corporation, Texas, Industrial
Development Revenue Bonds, Texas Pellets Inc. Project, Refunding
Series 2012B, 8.000%, 7/01/38, (AMT) (4)
7/22 at 100.00 N/R 25,000
Sinton, San Patricio County, Texas, Special Assessment
Revenue Bonds, Somerset Public Improvement District 1
Series 2022:
1,000 5.125%, 9/01/42, 144A 9/32 at 100.00 N/R 983,540
1,800 5.250%, 9/01/51, 144A 9/32 at 100.00 N/R 1,727,586
11,130 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Cook Childrens Medical Center, Series 2020,
3.000%, 12/01/50, (UB) (5)
12/29 at 100.00 AA 10,275,327
Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A:
240 6.625%, 11/15/37 5/27 at 100.00 N/R 257,501
5,875 6.750%, 11/15/47 5/27 at 100.00 N/R 6,268,038
5,865 6.750%, 11/15/52 5/27 at 100.00 N/R 6,243,820
2,075 Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project,
Series 2009A, 8.000%, 2/15/38 (4)
5/22 at 100.00 N/R 1,431,750
Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A:
1,000 6.375%, 2/15/48 (4) 2/27 at 100.00 N/R 690,000
1,000 6.375%, 2/15/52 (4) 2/27 at 100.00 N/R 690,000
5,465 Temple College District, Bell County, Texas, General Obligation Limited
Tax, Series 2021, 3.000%, 7/01/46, (UB) (5)
7/31 at 100.00 AA- 5,094,582
100 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Series 2006A, 5.250%, 12/15/22
No Opt. Call A- 102,395
Texas Private Activity Bond Surface Transporation
Corporation, Senior Lien Revenue Bonds, NTE Mobility
Partners Segments 3 LLC Segments 3A & 3B Facility, Series
2013:
6,665 7.000%, 12/31/38, (AMT) 9/23 at 100.00 Baa3 7,133,550
3,660 6.750%, 6/30/43, (AMT) 9/23 at 100.00 Baa3 3,903,024
12,259 Texas State Affordable Housing Corporation Multifamily Housing Revenue
Bonds, Peoples El Shaddai Village and St. James Manor Apartments
Project, Series 2016, 4.850%, 12/01/56, 144A
1/34 at 100.00 N/R 12,028,644
3,470 Town Of Hickory Creek, Denton County, Texas, Special Assessment
Revenue Bonds, Hickory Creek Public Improvement District, Series 2018,
5.625%, 9/01/47
9/28 at 100.00 N/R 3,681,844
1,150 Venus, Johnson County, Texas, Special Assessment Revenue Bonds, Patriot
Estates Public Improvement District, Series 2021, 4.000%, 9/15/51, 144A
9/29 at 100.00 N/R 1,099,699
4,000 Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area
#2 Project, Series 2018, 5.000%, 9/01/47
9/27 at 100.00 N/R 4,101,400

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
172
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Westlake, Texas, Special Assessment Revenue Bonds,
Solana Public Improvement District, Series 2015:
$ 3,025 6.125%, 9/01/35 9/25 at 100.00 N/R $ 3,017,952
2,755 6.250%, 9/01/40 9/25 at 100.00 N/R 2,733,979
7,045 6.375%, 9/01/45 9/25 at 100.00 N/R 7,015,904
1,190,675 Total Texas 1,042,623,072
Utah - 0.5%
15,530 Black Desert Public Infrastructure District, Limited Tax General Obligation
Bonds, Series 2021A, 4.000%, 3/01/51, 144A
9/26 at 103.00 N/R 13,709,418
3,500 Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 9/15/51, 144A
9/26 at 103.00 N/R 3,113,635
11,315 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT), 144A (4)
12/27 at 100.00 N/R 8,541,128
500 Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds,
Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23,
(AMT)
No Opt. Call N/R 506,535
10,000 Gateway at Sand Hollow, Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A, 5.500%, 3/01/51, 144A
12/26 at 103.00 N/R 8,694,700
3,275 Jepson Canyon Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2022A, 5.125%, 3/01/51
3/27 at 103.00 N/R 2,860,319
Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A:
3,875 5.250%, 2/01/40, 144A 9/25 at 103.00 N/R 3,644,554
11,000 5.500%, 2/01/50, 144A 9/25 at 103.00 N/R 10,368,930
1,955 Medical School Campus Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Subordinate Lien Series 2020B, 7.875%,
8/15/50, 144A
9/25 at 103.00 N/R 1,760,086
600 Red Bridge Public Infrastructure District 1, Limited Tax General Obligation
Bonds, Subordinate Series 2021B, 7.375%, 8/15/51, 144A
2/26 at 103.00 N/R 533,376
600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 N/R 531,468
1,075 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.250%, 3/01/51, 144A
9/26 at 103.00 N/R 905,677
424 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 3/15/51, 144A
9/26 at 103.00 N/R 376,813
2,000 Utah Charter School Finance Authority Charter School Revenue Bonds,
Vista at Entrada School of Performing Arts and Technology) Series 2012,
6.550%, 7/15/42, (Pre-refunded 7/15/22)
7/22 at 100.00 N/R (7) 2,030,040
1,320 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A, 4.250%, 6/15/51
6/28 at 103.00 N/R 1,129,102
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project,
Series 2019A:
1,705 5.000%, 6/15/39, 144A 6/27 at 102.00 N/R 1,763,157
1,670 5.000%, 6/15/50, 144A 6/27 at 102.00 N/R 1,701,196
830 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Mountain West Montessori Academy Project, Series 2020A, 5.000%,
6/15/49, 144A
12/29 at 100.00 N/R 852,344
5,200 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 N/R 4,697,680

173
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Renaissance Academy Project, Refunding
Series 2020:
$ 950 5.000%, 6/15/40, 144A 6/28 at 102.00 Ba2 $ 1,016,462
2,000 5.000%, 6/15/55, 144A 6/28 at 102.00 Ba2 2,085,900
8,380 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Series 2021A, 5.000%, 6/15/56, 144A
12/30 at 101.00 N/R 6,907,466
250 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Taxable Series 2021B, 5.750%, 6/15/24,
144A
No Opt. Call N/R 245,065
5,430 Utah Charter School Finance Authority, Revenue Bonds, Channing Hall
Project, Refunding Series 2017A, 5.250%, 7/15/38, 144A
7/27 at 100.00 BB 5,707,636
3,180 Utah Charter School Finance Authority, Revenue Bonds, Wallace Stegner
Academy Project, Series 2019A, 5.000%, 6/15/49, 144A
6/27 at 100.00 N/R 3,229,131
5,795 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc,
Series 2020A, 3.000%, 5/15/50, (UB) (5)
5/30 at 100.00 AA+ 5,536,949
11,315 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2016B, 4.000%, 5/15/47, (UB) (5)
5/24 at 100.00 AA+ 11,702,312
6,450 Utah State Board of Regents, Revenue Bonds, Dixie University, Series
2019, 3.000%, 6/01/49, (UB) (5)
6/29 at 100.00 AA 5,872,274
120,124 Total Utah 110,023,353
Virgin Islands - 0.8%
Virgin Islands Public Finance Authority, Gross Receipts
Taxes Loan Note, Refunding Series 2012A:
200 4.000%, 10/01/22 No Opt. Call N/R 199,996
7,215 5.000%, 10/01/32 10/22 at 100.00 N/R 7,216,515
Virgin Islands Public Finance Authority, Gross Receipts
Taxes Loan Note, Refunding Series 2014C:
16,050 5.000%, 10/01/24 No Opt. Call N/R 16,158,177
9,750 5.000%, 10/01/30 10/24 at 100.00 N/R 9,775,448
40,815 5.000%, 10/01/39 10/24 at 100.00 N/R 40,442,767
500 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Series 2012C, 5.000%, 10/01/42
10/22 at 100.00 N/R 490,835
Virgin Islands Public Finance Authority, Gross Receipts
Taxes Loan Note, Working Capital Series 2014A:
4,790 5.000%, 10/01/24 No Opt. Call N/R 4,822,332
1,200 5.000%, 10/01/29 10/24 at 100.00 N/R 1,204,848
Virgin Islands Public Finance Authority, Matching Fund
Loan Notes Revenue Bonds, Senior Lien Series 2010A:
10,980 5.000%, 10/01/25 5/22 at 100.00 Caa2 11,032,045
2,951 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24
No Opt. Call Caa2 2,958,171
Virgin Islands Public Finance Authority, Matching Fund
Loan Notes Revenue Bonds, Series 2012A:
2,545 5.000%, 10/01/27 10/22 at 100.00 Caa2 2,553,297
17,870 5.000%, 10/01/32 10/22 at 100.00 Caa2 17,928,256
7,165 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39
5/22 at 100.00 Caa3 7,181,336
445 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22
5/22 at 100.00 Caa3 444,439
22,500 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26, 144A
No Opt. Call N/R 21,802,050

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
174
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virgin Islands (continued)
$ 23,192 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A
No Opt. Call N/R $ 23,223,299
Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2007A:
65 5.000%, 7/01/22 5/22 at 100.00 Caa3 64,976
20 5.000%, 7/01/25 5/22 at 100.00 Caa3 19,493
975 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
5/22 at 100.00 Caa3 933,446
169,228 Total Virgin Islands 168,451,726
Virginia - 1.9%
2,340 Alexandria, Virginia, General Obligation Bonds, Capital Improvement
Series 2019A, 3.000%, 7/15/46, (UB) (5)
7/30 at 100.00 AAA 2,342,878
Arlington County Industrial Development Authority,
Virginia, Hospital Facility Revenue Bonds, Virginia Hospital
Center, Series 2020:
6,725 4.000%, 7/01/45, (UB) (5) 7/30 at 100.00 A+ 7,250,088
20,850 3.750%, 7/01/50, (UB) (5) 7/30 at 100.00 A+ 21,260,745
24,250 Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-
Bristol Project, Series 2014B, 3.493%, 11/01/44 (4)
11/24 at 100.00 N/R 15,372,317
Celebrate Virginia North Community Development
Authority, Special Assessment Revenue Bonds, Series
2003B:
2,133 4.125%, 3/01/22 (4) No Opt. Call N/R 1,386,450
4,970 4.356%, 3/01/25 (4) 4/22 at 100.00 N/R 3,230,500
8,455 4.455%, 3/01/34 (4) 4/22 at 100.00 N/R 5,495,750
1,074 Celebrate Virginia South Community Development Authority, Special
Assessment Revenue Bonds, Celebrate Virginia South Project, Series
2006, 6.250%, 3/01/37 (4)
9/22 at 100.00 N/R 724,950
Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series
2015:
1,095 5.150%, 3/01/35, 144A 3/25 at 100.00 N/R 1,125,266
1,865 5.400%, 3/01/45, 144A 3/25 at 100.00 N/R 1,913,770
8,500 Cutalong II Community Development Authority, Louisa County, Virginia,
Special Assessment Revenue Bonds, Cutalong II Project, Series 2022,
4.500%, 3/01/55, 144A
3/27 at 103.00 N/R 7,884,090
11,185 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43, (Pre-
refunded 3/01/23)
3/23 at 100.00 N/R (7) 11,740,671
6,675 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-
refunded 3/01/25), 144A
3/25 at 100.00 N/R (7) 7,306,388
Fairfax County Economic Development Authority, Virginia,
Residential Care Facilities Revenue Bonds, Vinson Hall LLC,
Series 2013A:
5,600 5.000%, 12/01/42, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R (7) 5,886,104
5,265 5.000%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R (7) 5,533,989
28,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB) (5)
5/28 at 100.00 Aa2 29,513,400
10,000 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2017A,
5.000%, 7/01/46, 144A
7/27 at 100.00 N/R 10,885,600

175
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 5,805 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 N/R $ 5,876,692
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2017A:
9,065 4.000%, 1/01/47, (UB) (5) 1/27 at 100.00 Baa1 9,285,008
5,000 5.000%, 1/01/47, (UB) (5) 1/27 at 100.00 Baa1 5,485,050
4,350 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021, 3.000%,
1/01/51, (UB) (5)
1/32 at 100.00 N/R 3,567,522
55,695 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B,
4.000%, 11/01/48, (UB) (5)
11/28 at 100.00 AA 59,287,884
1,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A,
4.375%, 1/01/39
1/24 at 104.00 N/R 1,008,780
Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc. -
Harbor's Edge Project, Refunding Series 2014:
5,000 5.000%, 1/01/46 1/25 at 100.00 N/R 5,087,950
5,250 5.375%, 1/01/46 1/25 at 100.00 N/R 5,399,573
3,260 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37, 144A
1/27 at 100.00 N/R 3,192,257
Roanoke Economic Development Authority, Virginia,
Hospital Revenue Bonds, Carilion Clinic Obligated Group,
Series 2020A:
26,000 3.000%, 7/01/45, (UB) (5) 7/30 at 100.00 AA- 24,755,120
14,000 3.000%, 7/01/45 7/30 at 100.00 AA- 13,329,680
10,750 4.000%, 7/01/51 7/30 at 100.00 AA- 11,424,670
2,400 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45,
144A
7/25 at 100.00 Ba2 2,447,256
10,585 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Refunding Series 2015A, 5.000%,
7/01/45, 144A
7/25 at 100.00 Ba2 10,793,419
18,045 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Public Higher Education Financing Program, Series 2021C, 3.000%,
9/01/51
9/31 at 100.00 AA+ 15,685,436
Virginia Small Business Finance Authority, Educational
Facilities Revenue Bonds, Provident Resource Group - Rixey
Student Housing Project, Series 2019A:
13,645 5.500%, 7/01/49, 144A 7/34 at 100.00 N/R 13,825,796
19,855 5.500%, 7/01/54, 144A 7/34 at 100.00 N/R 20,029,327
9,688 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project,
Series 2019B, 6.525%, 7/01/52, 144A (cash 6.525%, PIK 7.500%)
No Opt. Call N/R 9,909,019
32,205 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49,
(UB) (5)
6/30 at 100.00 A+ 33,443,604
8,060 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A
4/28 at 112.76 N/R 8,485,487

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
176
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 1,655 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38), 144A
7/23 at 100.00 B $ 1,677,359
1,000 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 N/R 1,139,020
411,295 Total Virginia 403,988,865
Washington - 1.6%
13,250 King County Housing Authority, Washington, Pooled Housing Revenue
Bonds, Refunidng Series 2020A, 3.000%, 6/01/40, (UB) (5)
6/30 at 100.00 AA 12,336,413
King County Public Hospital District 4, Washington, General
Obligation Bonds, Snoqualmie Valley Hospital, Refunding
Limited Tax Series 2015A:
1,000 5.000%, 12/01/30 12/25 at 100.00 N/R 1,023,250
5,795 5.000%, 12/01/38 12/25 at 100.00 N/R 5,898,499
King County Public Hospital District 4, Washington,
Hospital Revenue Bonds, Snoqualmie Valley Hospital,
Series 2015A:
1,500 6.000%, 12/01/35 12/25 at 100.00 N/R 1,587,360
5,500 6.250%, 12/01/45 12/25 at 100.00 N/R 5,852,110
Kitsap County Consolidated Housing Authority,
Washington, Pooled Tax Credit Housing Revenue Bonds,
Series 2007:
835 5.500%, 6/01/27, (AMT) 5/22 at 100.00 N/R 835,693
3,660 5.600%, 6/01/37, (AMT) 5/22 at 100.00 N/R 3,661,025
195 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call BBB+ 224,560
21,950 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 4.000%, 5/01/43, (AMT), (UB) (5)
5/27 at 100.00 A+ 22,808,465
10,550 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 4.000%, 4/01/44, (AMT), (UB) (5)
4/29 at 100.00 A+ 11,062,308
21,525 Port of Tacoma, Washington, Revenue Bonds, Refunding Series 2016B,
5.000%, 12/01/43, (AMT), (UB) (5)
12/26 at 100.00 Aa3 23,445,245
4,260 Tacoma Consolidated Local Improvement District 65, Washington, Special
Assessment Bonds, Series 2013, 5.750%, 4/01/43
4/22 at 100.00 N/R 4,266,262
74,685 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A (4)
1/28 at 100.00 N/R 48,545,250
11,455 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2018,
7.250%, 1/01/32, (AMT), 144A (4)
1/28 at 100.00 N/R 7,445,750
Washington Economic Development Finance Authority,
Environmental Facilities Revenue Bonds, Columbia Pulp I,
LLC Project,  Series 2019A:
34,710 7.500%, 1/01/32, (AMT), 144A (4) 1/28 at 100.00 N/R 22,561,500
8,095 7.650%, 1/01/32, (AMT), 144A (4) 1/28 at 100.00 N/R 5,261,750
24,710 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 0.000%, 1/01/33, (AMT), 144A (4),(6)
No Opt. Call N/R 18,584,144
6,400 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 0.000%, 1/01/27, 144A (4),(6)
No Opt. Call N/R 4,802,368

177
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 11,000 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2017B, 4.000%, 8/15/41, (UB) (5)
2/28 at 100.00 AA- $ 11,742,060
Washington Health Care Facilities Authority, Revenue
Bonds, MultiCare Health System, Tender Option Bonds
Trust 2015-XF1018:
500 17.154%, 8/15/40, 144A, (IF) (5) 8/25 at 100.00 AA- 662,260
2,125 17.154%, 8/15/45, 144A, (IF) (5) 8/25 at 100.00 AA- 2,786,066
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Series 2014D:
13,000 5.000%, 10/01/38, (UB) (5) 10/24 at 100.00 AA- 13,781,690
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0132:
1,640 20.277%, 10/01/41, 144A, (IF) (5) 10/24 at 100.00 AA- 2,116,076
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0148:
3,740 16.586%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 4,615,983
2,500 16.602%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 3,086,100
1,060 20.277%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 N/R 1,370,633
600 20.277%, 10/01/44, (Pre-refunded 10/01/24), 144A, (IF) (5) 10/24 at 100.00 N/R (7) 775,842
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0150:
630 16.602%, 10/01/42, 144A, (IF) (5) 10/22 at 100.00 AA- 669,444
1,510 16.639%, 10/01/42, 144A, (IF) (5) 10/22 at 100.00 AA- 1,604,466
785 16.827%, 10/01/42, 144A, (IF) (5) 10/22 at 100.00 AA- 833,913
13,000 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2017A, 5.000%, 10/01/47, (UB) (5)
10/27 at 100.00 Aa2 14,500,590
Washington Health Care Facilities Authority, Revenue
Bonds, Seattle Childrens Hospital, Tender Option Bond
Trust 2015-XF0153:
945 16.367%, 10/01/42, (Pre-refunded 10/01/22), 144A, (IF) (5) 10/22 at 100.00 Aa2 (7) 1,014,968
935 16.685%, 10/01/42, (Pre-refunded 10/01/22), 144A, (IF) (5) 10/22 at 100.00 Aa2 (7) 1,004,311
Washington State Convention Center Public Facilities
District, Lodging Tax Revenue Bonds, Series 2018:
19,965 4.000%, 7/01/58 - AGM Insured, (UB) (5) 7/28 at 100.00 A2 20,783,765
11,170 4.000%, 7/01/58, (UB) (5) 7/28 at 100.00 BB+ 11,132,022
1,575 4.000%, 7/01/58, (UB) (5) 7/28 at 100.00 BBB- 1,626,093
1,125 Washington State Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Tender Option Bond Trust 2016-XG0051,
16.999%, 8/15/42, 144A, (IF) (5)
8/22 at 100.00 AA- 1,181,936
15,000 Washington State Higher Education Facilities Authority Revenue Bonds,
Gonzaga University Project, Series 2019A, 3.000%, 4/01/49, (UB) (5)
10/29 at 100.00 A2 13,021,200
12,917 Washington State Housing Finance Commission, Multifamily Revenue
Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26,
144A
No Opt. Call N/R 12,889,967
1,705 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%,
7/01/45, 144A
7/25 at 100.00 N/R 1,818,297
Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,075 6.500%, 10/01/32, (Pre-refunded 10/03/22), 144A 10/22 at 100.00 N/R (7) 2,127,726
18,225 6.750%, 10/01/47, (Pre-refunded 10/03/22), 144A 10/22 at 100.00 N/R (7) 18,700,125

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
178
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 1,000 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest
Proejct, Refunding Series 2016A, 5.000%, 1/01/31, 144A
1/25 at 102.00 BB $ 1,034,870
1,130 Washington State Housing Finance Commission, Nonprofit Revenue
Bonds, Spokane International Academy Project, Series 2021A, 5.000%,
7/01/56, 144A
7/31 at 100.00 Ba2 1,185,325
2,660 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
1/23 at 100.00 BBB- 2,682,371
1,500 Washington State Housing Finance Commission, Revenue Bonds,
Rockwood Retirement Communities Project, Series 2014A, 7.500%,
1/01/49, 144A
1/24 at 100.00 N/R 1,592,805
394,092 Total Washington 350,542,856
West Virginia - 0.2%
7,023 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers,
Commercial Development Revenue Bonds, Scattered Site Housing
Projects, Series 2010, 5.750%, 12/01/44
12/23 at 100.00 N/R 7,076,867
Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017:
2,500 5.000%, 6/01/37 6/27 at 100.00 N/R 2,422,325
5,500 5.250%, 6/01/47 6/27 at 100.00 N/R 5,270,650
3,325 Kanawha County Commission, West Virginia, Student Housing Revenue
Bonds, West Virginia State University Foundation Inc, Series 2013,
6.500%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 N/R (7) 3,513,162
Monongalia County Commission, West Virginia, Special
District Excise Tax Revenue Bonds, University Town Centre
Economic Opportunity Development District, Refunding &
Improvement Series 2017A:
4,745 5.500%, 6/01/37, 144A 6/27 at 100.00 N/R 5,098,645
12,885 5.750%, 6/01/43, 144A 6/27 at 100.00 N/R 13,869,800
1,175 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A, 4.125%,
6/01/43, 144A
6/31 at 100.00 N/R 1,190,604
1,750 South Charleston, West Virginia, Special District Excise Tax Revenue
Improvement Bonds, South Charleston Park Place Project, Series 2022A,
4.500%, 6/01/50, 144A
6/31 at 100.00 N/R 1,514,205
4,000 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 N/R 3,640,040
5,380 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2020, 5.000%,
7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B 5,627,641
48,283 Total West Virginia 49,223,939
Wisconsin - 6.0%
16,185 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019,
0.000%, 6/01/49, (UB) (5)
6/29 at 47.10 AA 5,894,901
26,485 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R 23,901,388
15,700 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 N/R 15,129,462

179
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Alamance Community School, Series
2021A:
$ 510 5.000%, 6/15/41, 144A 6/29 at 100.00 N/R $ 475,942
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 N/R 882,860
900 5.000%, 6/15/56, 144A 6/29 at 100.00 N/R 776,736
1,600 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
American Preparatory Academy, Las Vegas 2 Project, Series 2019A,
5.000%, 7/15/54, 144A
7/27 at 100.00 BB 1,662,256
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Ascend Leadership Academy Project,
Series 2021A:
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 N/R 896,990
1,000 5.000%, 6/15/56, 144A 6/29 at 100.00 N/R 877,490
7,115 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Chattahoochee Hills Project, Series 2017A, 5.875%, 6/15/47, 144A
6/27 at 100.00 N/R 7,017,596
1,150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2021A, 4.000%, 6/01/61, 144A
6/27 at 100.00 N/R 1,042,578
5,195 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%,
2/01/46, 144A
2/26 at 100.00 N/R 5,278,380
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Corvian Community School Bonds, North
Carolina, Series 2019A:
1,660 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 1,688,137
6,540 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R 6,591,143
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Corvian Community School, North
Carolina, Series 2017A:
1,000 5.000%, 6/15/37, 144A 6/24 at 100.00 N/R 1,012,160
1,630 5.125%, 6/15/47, 144A 6/24 at 100.00 N/R 1,645,534
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Envision Science Academy Project, Series
2016A:
1,090 5.125%, 5/01/36, 144A 5/26 at 100.00 N/R 1,100,518
3,445 5.250%, 5/01/46, 144A 5/26 at 100.00 N/R 3,454,853
3,030 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Explore Knowledge Foundation Las Vegas Project, Series 2012A,
6.000%, 7/15/42
7/22 at 100.00 BB+ 3,049,998
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Founders Academy of Las Vegas, Series
2020A:
600 5.000%, 7/01/40, 144A 7/28 at 100.00 BB- 625,068
1,550 5.000%, 7/01/55, 144A 7/28 at 100.00 BB- 1,590,811
2,255 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A, 5.000%, 1/01/42, 144A
1/28 at 100.00 N/R 2,289,659
3,000 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Guilford Preparatory Academy, North Carolina, Taxable Series 2022A,
5.000%, 4/01/57, 144A
4/31 at 100.00 N/R 2,990,130
1,280 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
High Desert Montessori Charter School, Series 2021A, 5.000%, 6/01/61,
144A
6/29 at 100.00 N/R 1,280,666

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
180
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Mallard Creek STEM Academy, North
Carolina, Series 2019:
$ 3,780 5.125%, 6/15/39, 144A 6/26 at 100.00 N/R $ 3,901,262
6,280 5.250%, 6/15/49, 144A 6/26 at 100.00 N/R 6,453,014
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, North Carolina Charter Educational
Foundation Project, Series 2016A:
13,455 5.000%, 6/15/36, 144A 6/26 at 100.00 N/R 12,520,685
40,610 5.000%, 6/15/46, 144A 6/26 at 100.00 N/R 36,312,243
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Phoenix Academy Charter School, North
Carolina, Series 2017A:
3,320 5.625%, 6/15/37, 144A 6/24 at 100.00 N/R 3,329,528
17,350 5.875%, 6/15/47, 144A 6/24 at 100.00 N/R 17,392,334
3,010 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Pine Lake Preparatory, North Carolina, Series 2015, 5.500%, 3/01/45,
144A
3/25 at 100.00 BBB- 3,175,279
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Point College Preparatory, Series 2020A:
1,400 5.000%, 6/15/41, 144A 6/27 at 103.00 N/R 1,376,144
3,790 5.000%, 6/15/55, 144A 6/27 at 103.00 N/R 3,556,801
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Research Triangle High School Project,
North Carolina, Series 2015A:
1,000 5.375%, 7/01/35, 144A 7/25 at 100.00 N/R 1,043,200
1,590 5.625%, 7/01/45, 144A 7/25 at 100.00 N/R 1,658,863
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Uwharrie Charter Academy, North
Carolina, Series 2017A:
2,875 5.500%, 6/15/37, 144A 6/27 at 100.00 N/R 2,677,114
6,225 5.625%, 6/15/47, 144A 6/27 at 100.00 N/R 5,800,890
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, First Tier Series 2018A-1:
393 0.000%, 1/01/47, 144A (4) No Opt. Call N/R 9,865
343 0.000%, 1/01/48, 144A (4) No Opt. Call N/R 8,359
338 0.000%, 1/01/49, 144A (4) No Opt. Call N/R 7,931
327 0.000%, 1/01/50, 144A (4) No Opt. Call N/R 7,271
322 0.000%, 1/01/51, 144A (4) No Opt. Call N/R 6,921
418 0.000%, 1/01/52, 144A (4) No Opt. Call N/R 8,527
412 0.000%, 1/01/53, 144A (4) No Opt. Call N/R 8,143
398 0.000%, 1/01/54, 144A (4) No Opt. Call N/R 7,557
390 0.000%, 1/01/55, 144A (4) No Opt. Call N/R 7,139
382 0.000%, 1/01/56, 144A (4) No Opt. Call N/R 6,782
20,784 0.000%, 7/01/56, 144A (4) 3/28 at 100.00 N/R 13,424,959
423 0.000%, 1/01/57, 144A (4) No Opt. Call N/R 7,214
412 0.000%, 1/01/58, 144A (4) No Opt. Call N/R 6,775
401 0.000%, 1/01/59, 144A (4) No Opt. Call N/R 6,390
393 0.000%, 1/01/60, 144A (4) No Opt. Call N/R 5,983
387 0.000%, 1/01/61, 144A (4) No Opt. Call N/R 5,660
376 0.000%, 1/01/62, 144A (4) No Opt. Call N/R 5,299
368 0.000%, 1/01/63, 144A (4) No Opt. Call N/R 5,010
360 0.000%, 1/01/64, 144A (4) No Opt. Call N/R 4,751
354 0.000%, 1/01/65, 144A (4) No Opt. Call N/R 4,469
382 0.000%, 1/01/66, 144A (4) No Opt. Call N/R 4,533
4,599 0.000%, 1/01/67, 144A (4) No Opt. Call N/R 50,175

181
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, Second Tier Series 2018B:
$ 177 0.000%, 1/01/46, 144A (4) No Opt. Call N/R $ 4,678
174 0.000%, 1/01/47, 144A (4) No Opt. Call N/R 4,372
173 0.000%, 1/01/48, 144A (4) No Opt. Call N/R 4,208
172 0.000%, 1/01/49, 144A (4) No Opt. Call N/R 4,028
169 0.000%, 1/01/50, 144A (4) No Opt. Call N/R 3,762
185 0.000%, 1/01/51, 144A (4) No Opt. Call N/R 3,990
4,770 1.000%, 7/01/51, 144A (4) 3/28 at 100.00 N/R 2,628,189
184 0.000%, 1/01/52, 144A (4) No Opt. Call N/R 3,759
182 0.000%, 1/01/53, 144A (4) No Opt. Call N/R 3,588
180 0.000%, 1/01/54, 144A (4) No Opt. Call N/R 3,421
178 0.000%, 1/01/55, 144A (4) No Opt. Call N/R 3,255
175 0.000%, 1/01/56, 144A (4) No Opt. Call N/R 3,114
174 0.000%, 1/01/57, 144A (4) No Opt. Call N/R 2,969
172 0.000%, 1/01/58, 144A (4) No Opt. Call N/R 2,821
170 0.000%, 1/01/59, 144A (4) No Opt. Call N/R 2,714
169 0.000%, 1/01/60, 144A (4) No Opt. Call N/R 2,576
167 0.000%, 1/01/61, 144A (4) No Opt. Call N/R 2,435
165 0.000%, 1/01/62, 144A (4) No Opt. Call N/R 2,329
163 0.000%, 1/01/63, 144A (4) No Opt. Call N/R 2,217
162 0.000%, 1/01/64, 144A (4) No Opt. Call N/R 2,134
161 0.000%, 1/01/65, 144A (4) No Opt. Call N/R 2,023
158 0.000%, 1/01/66, 144A (4) No Opt. Call N/R 1,875
2,057 0.000%, 1/01/67, 144A (4) No Opt. Call N/R 22,443
30,000 Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 7.000%,
3/01/47, 144A
3/27 at 100.00 N/R 32,411,700
Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2018A:
1,030 5.250%, 8/01/38, 144A 8/28 at 100.00 BB+ 1,101,853
1,240 5.500%, 8/01/48, 144A 8/28 at 100.00 BB+ 1,323,675
Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A:
5,280 4.375%, 6/01/46, 144A 6/31 at 100.00 N/R 4,407,375
9,815 4.500%, 6/01/56, 144A 6/31 at 100.00 N/R 7,975,865
Public Finance Authority of Wisconsin, Education Revenue
Bonds, North Carolina Leadership Academy, Series 2019A:
540 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R 560,855
455 5.000%, 6/15/54, 144A 6/26 at 100.00 N/R 471,680
Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Series 2020A:
1,030 6.250%, 6/15/40, 144A 6/27 at 100.00 N/R 1,026,550
5,350 6.500%, 6/15/50, 144A 6/27 at 100.00 N/R 5,321,912
2,050 Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer
Springs Community School, Taxable Series 2020B, 7.500%, 6/15/30,
144A
6/25 at 100.00 N/R 2,038,828
1,945 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 5.500%, 6/01/49, 144A
6/27 at 102.00 N/R 1,974,700
1,300 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 N/R 1,207,765
4,385 Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A
10/29 at 100.00 N/R 4,163,294

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
182
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A:
$ 1,000 5.000%, 8/01/36, 144A 8/26 at 100.00 N/R $ 1,005,330
3,000 5.125%, 8/01/46, 144A 8/26 at 100.00 N/R 2,977,080
2,875 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A
8/28 at 100.00 N/R 2,696,003
1,900 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45
2/25 at 100.00 N/R 1,935,283
5,300 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 3.000%,
1/01/50, (UB) (5)
1/30 at 100.00 A3 4,471,292
1,725 Public Finance Authority of Wisconsin, Healthcare Facility Expansion
Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series
2015A, 5.000%, 9/01/38, 144A
9/24 at 100.00 BB 1,772,144
2,000 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 4.000%, 12/01/51
12/31 at 100.00 BB+ 1,996,600
10,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A,
5.000%, 2/01/62 , (WI/DD, Settling 4/20/22)
2/32 at 100.00 N/R 10,457,810
13,335 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B,
6.000%, 2/01/62, 144A , (WI/DD, Settling 4/20/22)
2/32 at 100.00 N/R 13,335,000
Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A:
8,500 6.250%, 8/01/27, 144A No Opt. Call N/R 8,267,185
53,545 6.750%, 8/01/31, 144A No Opt. Call N/R 51,314,851
Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017:
58,580 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R 58,062,739
58,500 6.750%, 12/01/42, 144A 12/27 at 100.00 N/R 58,791,915
313,650 7.000%, 12/01/50, 144A 12/27 at 100.00 N/R 317,834,091
6,710 Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving
Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%,
1/01/50, 144A
1/32 at 100.00 N/R 7,197,481
7,245 Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds,
Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A
No Opt. Call N/R 5,151,920
16,910 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48
9/28 at 100.00 N/R 13,639,268
3,400 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Taxable Series 2018B, 6.750%, 9/01/29
9/28 at 100.00 N/R 2,931,378
Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A:
3,100 6.250%, 10/01/31, 144A (4) 10/27 at 100.00 N/R 2,934,553
10,000 6.850%, 10/01/47, 144A (4) 10/27 at 100.00 N/R 9,134,700
4,700 7.000%, 10/01/47, 144A (4) 10/27 at 100.00 N/R 4,299,513
2,000 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A (4)
10/27 at 100.00 N/R 1,305,000
7,950 Public Finance Authority of Wisconsin, Revenue Bonds, Bayhealth Medical
Center Project, Series 2021A, 3.000%, 7/01/50, (UB) (5)
1/32 at 100.00 N/R 6,996,159
3,000 Public Finance Authority of Wisconsin, Revenue Bonds, Delray Beach
Radiation Therapy Center, Subordinate Series 2017B, 0.000%, 11/01/46,
144A (4)
11/26 at 100.00 N/R 2,250,000

183
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Revenue Bonds,
Prime Healthcare Foundation, Inc., Series 2017A:
$ 2,775 5.200%, 12/01/37 12/27 at 100.00 BBB- $ 3,044,730
2,725 5.350%, 12/01/45 12/27 at 100.00 BBB- 2,982,131
Public Finance Authority of Wisconsin, Revenue Bonds,
Procure Proton Therapy Center, Senior Series 2018A:
25,790 6.950%, 7/01/38, 144A 7/28 at 100.00 N/R 22,689,268
45,880 7.000%, 7/01/48, 144A 7/28 at 100.00 N/R 39,265,022
4,410 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015, 5.875%, 4/01/45
4/25 at 100.00 BB 4,762,271
Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Continuing Care Retirement Community,
Refunding Series 2017A:
8,800 5.200%, 6/01/37 6/23 at 104.00 N/R 9,520,280
19,410 5.300%, 6/01/47 6/23 at 104.00 N/R 21,020,836
7,885 5.375%, 6/01/52 6/23 at 104.00 N/R 8,245,502
7,000 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community of Cary North Carolina, Series 2016, 6.000%,
6/01/49, 144A
6/22 at 104.00 N/R 7,337,610
Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A:
3,770 5.000%, 6/01/37 , (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 3,664,930
31,865 5.000%, 6/01/52 , (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 28,374,189
9,500 Public Finance Authority of Wisconsin, Revenue Bonds, Senior Revenue
Bonds, Proton International Arkansas, LLC, Series 2021A, 6.850%,
1/01/51, 144A
1/32 at 100.00 N/R 8,135,325
Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project,
Series 2021:
2,405 4.000%, 7/01/41, (AMT) 7/31 at 100.00 N/R 2,231,792
17,290 4.250%, 7/01/54, (AMT) 7/31 at 100.00 N/R 15,822,598
4,650 Public Finance Authority of Wisconsin, Revenue Bonds, Viticus Group
Project, Series 2022A, 4.250%, 12/01/51, 144A
12/31 at 100.00 N/R 4,337,892
2,575 Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful
Foundations Charter School Portfolio Projects, Senior Series 2020A-1,
5.000%, 1/01/55, 144A
7/30 at 100.00 N/R 2,537,096
3,755 Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful
Foundations Charter School WFCS Portfolio Projects, Senior Series
2021A-1, 5.000%, 1/01/56, 144A
1/31 at 100.00 N/R 3,694,507
Public Finance Authority of Wisconsin, Senior Living Facility
Revenue Bonds, Mary's Woods at Marylhurst Inc., Series
2017A:
1,015 5.250%, 5/15/42, 144A 5/25 at 102.00 BB 1,053,601
1,335 5.250%, 5/15/47, 144A 5/25 at 102.00 BB 1,383,300
5,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Fargo-
Moorhead Metropolitan Area Flood Risk Management P3 Project, Green
Series 2021, 4.000%, 3/31/56, (AMT)
9/31 at 100.00 N/R 4,901,850
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series 2018A-1:
5,605 6.125%, 1/01/33, 144A 1/28 at 100.00 N/R 3,447,075
22,230 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R 13,671,450
90,145 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 55,439,175
21,625 Public Finance Authority of Wisconsin, Taxable Revenue Bonds, Vonore
Fiber Products Sustainable Packaging Project, Green Series 2019,
9.000%, 6/01/29, 144A (4)
7/22 at 100.00 N/R 21,600,564

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
184
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 500 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson
Preparatory Academy, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 N/R $ 525,425
495 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Senior Series 2019A-1, 0.000%, 12/01/48,
144A (4)
12/28 at 100.00 N/R 247,253
5,000 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Subordinate Series 2019B, 0.000%, 12/01/48,
144A (4)
12/24 at 103.00 N/R 500,000
76 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Taxable Senior Series 2019A-2, 0.000%,
12/01/48, 144A (4)
12/28 at 100.00 N/R 38,039
1,130 Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy
Charter School, Series 2021, 5.000%, 10/15/51, 144A
10/31 at 100.00 N/R 1,141,074
6,500 Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate Medical
Academy, Taxable Series 2019B, 6.125%, 10/01/49, 144A
10/29 at 100.00 BB 6,807,515
6,650 Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41, 144A
9/28 at 100.00 N/R 5,700,646
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Senior Series 2020C:
8,110 0.000%, 12/15/45 - AGM Insured, (UB) (5) 12/30 at 57.19 A2 3,227,375
6,740 0.000%, 12/15/50 - AGM Insured, (UB) (5) 12/30 at 47.01 A2 2,173,650
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D:
44,340 0.000%, 12/15/45 - AGM Insured, (UB) (5) 12/30 at 56.77 A1 18,060,126
4,920 0.000%, 12/15/45 - AGM Insured 12/30 at 56.77 A1 2,003,965
1,455 0.000%, 12/15/50 - AGM Insured, (UB) (5) 12/30 at 46.55 A1 475,887
21,910 0.000%, 12/15/55 - AGM Insured, (UB) (5) 12/30 at 37.52 A1 5,810,970
10,000 0.000%, 12/15/60 - AGM Insured, (UB) (5) 12/30 at 29.95 A1 2,116,900
14,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ascension Health Alliance Senior Credit Group, Series 2013B-1, 4.000%,
11/15/43, (UB) (5)
11/28 at 100.00 Aa2 14,693,420
2,500 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Aurora Health Care, Inc., Tender Option Bond Trust 2016-XG0072,
17.731%, 4/15/35, (Pre-refunded 4/15/23), 144A, (IF) (5)
4/23 at 100.00 Aa3 (7) 2,866,500
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, Gundersen Lutheran, Tender Option Bond
Trust 2015-XF1028:
2,500 16.636%, 11/15/44, 144A, (IF) (5) 11/22 at 100.00 A1 2,712,625
750 16.636%, 11/15/44, 144A, (IF) (5) 11/22 at 100.00 A1 813,787
380 16.636%, 11/15/44, 144A, (IF) (5) 11/22 at 100.00 A1 412,319
2,130 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40,
144A
6/26 at 100.00 N/R 2,220,163
8,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Agnesian HealthCare, Inc., Series 2017, 4.000%, 7/01/47, (UB)
(5)
7/27 at 100.00 A+ 8,947,100
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017:
1,850 5.000%, 8/01/37 8/24 at 103.00 N/R 1,801,567
1,900 5.000%, 8/01/39 8/24 at 103.00 N/R 1,837,851
10,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Children's Hospital of Wisconsin, Inc, Series 2017, 4.000%,
8/15/47, (UB) (5)
8/27 at 100.00 Aa3 10,629,400

185
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 10,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Children's Hospital of Wisconsin, Inc., Series 2017, 4.000%,
8/15/42, (UB) (5)
8/27 at 100.00 Aa3 $ 10,690,200
9,990 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42, (UB) (5)
2/26 at 100.00 A- 10,827,961
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014:
1,650 5.500%, 5/01/34 5/24 at 100.00 N/R 1,661,203
2,635 5.750%, 5/01/39 5/24 at 100.00 N/R 2,661,192
10,115 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2018A, 4.300%, 11/01/53, (UB) (5)
11/27 at 100.00 Aa3 10,527,793
2,415 Wisconsin Public Finance Authority, Revenue Bonds, SearStone
Retirement Community of Cary North Carolina, Series 2012A, 8.375%,
6/01/37, (Pre-refunded 6/01/22)
6/22 at 100.00 N/R (7) 2,442,555
1,462,930 Total Wisconsin 1,285,160,028
$ 33,526,238 Total Municipal Bonds (cost $26,714,998,021) 26,294,750,370
Shares Description (1) Value
COMMON STOCKS - 5.7%
Airlines - 0.2%
3,000,000 American Airlines Group Inc (10),(11) 54,750,000
Chemicals - 0.0%
3,839 Ingevity Corporation (11),(12) 245,965
Containers & Packaging - 0.0%
23,041 Westrock Co (13) 1,083,618
Independent Power and Renewable Electricity Producers - 5.5%
19,397,048 Energy Harbor Corp (11),(14),(15) 1,175,946,035
Total Common Stocks (cost $463,621,296) 1,232,025,618
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
CORPORATE BONDS - 0.6%
Commercial Services & Supplies - 0.0%
1,635 College for Certain Inc, 144A 4.800% 6/01/60 N/R 1,581,477
Electric Utilities - 0.2%
3,805 FirstEnergy Corp(4) 6.800% 8/15/39 N/R 4,757
6,085 FirstEnergy Corp(4) 6.050% 8/15/22 N/R 7,606
14,300 Talen Energy Supply LLC, 144A(16) 6.625% 1/15/28 B 13,299,000
52,500 Talen Energy Supply LLC, 144A 10.500% 1/15/26 CCC 13,038,900
2,500 Talen Energy Supply LLC 6.000% 12/15/36 CCC 577,175
12,625 Talen Energy Supply LLC 6.500% 6/01/25 CCC 3,175,061
3,760 Talen Energy Supply LLC, 144A(16) 7.250% 5/15/27 B 3,513,983
95,575 Total Electric Utilities 33,616,482

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
186
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
Hotels, Restaurants & Leisure - 0.1%
$ 20,600 Wild Rivers Water Park 8.500% 11/01/51 N/R $ 18,665,475
Metals & Mining - 0.2%
8,000 Cleveland-Cliffs Inc 7.000% 3/15/27 BB- 8,225,759
1,000 United States Steel Corp(16) 6.875% 3/01/29 B1 1,040,000
39,320 United States Steel Corp 6.650% 6/01/37 B1 40,679,686
48,320 Total Metals & Mining 49,945,445
Real Estate Management & Development - 0.1%
15,000 Benloch Ranch Improvement Association 1, Corporate
Bonds
9.750% 12/01/39 N/R 15,466,567
6,770 Benloch Ranch Improvement Association No 1, 144A 9.750% 12/01/39 N/R 6,980,578
2,400 Zilkha Biomass Selma LLC(4),(8) 5.000% 8/01/28 N/R 1,024,560
25,740 Zilkha Biomass Selma LLC(4),(8) 10.000% 8/01/38 N/R 257
49,910 Total Real Estate Management & Development 23,471,962
$ 216,040 Total Corporate Bonds (cost $194,319,580) 127,280,841
Principal
Amount (000) Description (1)
Coupon
(17)
Reference
Rate (17) Spread (17) Maturity (18) Ratings (3) Value
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (17)
Commercial Services & Supplies - 0.0%
203 Coastal Resources of Maine,
LLC Term Loan(19)
8.250% N/A N/A 3/30/23 N/R 202,500
Containers & Packaging - 0.0%
2,222 Vonore Fiber Products LLC
Term Loan(20)
16.000% N/A N/A 7/10/22 N/R 2,222,341
Hotels, Restaurants & Leisure - 0.0%
1,702 Lombard Starwood Westin
Hotel Conference Center and
Hotel Project Revenue Bonds
Term Loan(cash 7.500%, PIK
7.500%)(21)
7.500% N/A N/A 12/31/23 N/R 1,701,895
$ 4,127 Total Variable Rate Senior Loan Interests (cost $4,126,736) 4,126,736
Total Long-Term Investments (cost $27,377,065,633) 27,658,183,565
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.1%
MONEY MARKET FUNDS - 0.1%
13,492,490 State Street Navigator Securities Lending Government
Money Market Portfolio (22)
0.290%(23) $ 13,492,490
Total Investments Purchased with Collateral from Securities Lending (cost $13,492,490) 13,492,490
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.2%
REPURCHASE AGREEMENTS - 2.2%
480,000 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/22, repurchase price
$480,000,000: collateralized by $50,000,000, U.S.
Treasury Bond, 2.750%, due 8/15/47, value $51,825,327 ;
$375,647,100, U.S. Treasury Bond, 2.250%, due 8/15/46,
value $351,626,275; $81,246,700, U.S. Treasury Bond,
2.875%, due 11/15/46, value $86,148,484
0.220% 4/01/22 $ 480,000,000

187
Investments in Derivatives
Principal
Amount (000) Description (1) Coupon Maturity Value
$ 4,428 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/22, repurchase price
$4,472,678, collateralized by $4,528,800, U.S. Treasury
Bill, 0.000%, due 8/04/22, value $4,516,296
0.000% 4/01/22 $ 4,427,678
Total Repurchase Agreements (cost $484,427,678) 484,427,678
Total Short-Term Investments (cost $484,427,678) 484,427,678
Total Investments (cost $27,874,985,801 ) - 130.6% 28,156,103,733
Floating Rate Obligations - (31.6)% (6,819,272,000)
Other Assets Less Liabilities - 1.0% (24) 223,344,347
Net Assets - 100% $ 21,560,176,080
Credit Default Swaps - OTC Uncleared
Counterparty
Referenced
Entity
Buy/Sell
Protection(25)
Current
Credit
Spread (26)
Notional
Amount
Fixed
Rate
(Annualized)
Fixed Rate
Payment
Frequency
Maturity
Date Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 0.35%
$ 5,000,000
1.000 % Quarterly 6/20/22
$ 6,677
$ (17,496)
$ 24,172
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 0.56
5,000,000
1.000 Quarterly 6/20/24
32,328
(159,494)
191,822
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 0.65
5,000,000
1.000 Quarterly 12/20/24
23,178
(163,280)
186,458
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 0.88
5,000,000
1.000 Quarterly 12/20/25
(12,672) (154,916)
142,244
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 1.31
10,000,000
1.000 Quarterly 12/20/27
(268,745) (680,909)
412,166
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 1.41
60,000,000
1.000 Quarterly 6/20/28
(1,986,267) (4,603,853)
2,617,586
Citigroup Global
Markets Inc.(8)
State of Illinois Sell 0.87
25,000,000
1.000 Quarterly 12/20/25
74,639
(247,492)
322,131
Total
$ 115,000,000 $ (2,130,862)
$ (6,027,440) $ 3,896,579
Total credit default swaps premiums paid $ – –
Total credit default swaps premiums received $ (6,027,440) –
Total unrealized appreciation on credit default swaps – $ 3,896,579
Total unrealized depreciation on credit default swaps – $ –
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Variation
Margin
Receivable/
(Payable)
U.S. Treasury 5-Year Note (14,129) 6/22 $ (1,662,338,029) $ (1,620,419,688) $ 41,918,341 $ (1,986,891)
U.S. Treasury 10-Year Note (6,676) 6/22 (845,398,437) (820,313,500) 25,084,937 (1,669,000)
Total $(2,507,736,466) $(2,440,733,188) $67,003,278 $ (3,655,891)
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9) Principal Amount (000) rounds to less than $1,000.

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
188
(10) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Common Stock received as part of spin-off from WestRock Company.
(13) Common Stock received as part of the bankruptcy settlement for Hodge, Lousiana, Combined Utility System Revenue Bonds, Smurfit-Stone
Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.
(14) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35; FirstEnergy Solutions
Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority,
Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air
Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation
Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33;
Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19; Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33;
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project,
Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear
Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40; Pennsylvania
Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A,
2.550%, 11/01/41.
(15) For fair value measurement disclosure purposes, investment classified as Level 2.
(16) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $13,167,712.
(17) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(18) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(19) Senior loan received as part of the bondholder funding agreement during March 2022 for Maine Finance Authority, Solid Waste Disposal
Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33, (AMT), 144A and Maine Finance Authority,
Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2019, 5.250%, 6/15/34.
(20) Senior loan received as part of the bondholder funding agreement during March 2021 for Public Finance Authority of Wisconsin, Taxable
Revenue Bonds, Vonore Fiber Products Sustainable Packaging Project, Green Series 2019, 9.000%, 6/01/29, 144A.
(21) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(22) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(23) The rate shown is the one-day yield as of the end of the reporting period.
(24) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-
traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
(25) The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

189
(26) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

190
Nuveen Short Duration High Yield Municipal
Bond Fund
Portfolio of Investments March 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 100.9%
MUNICIPAL BONDS - 95.6%
Alabama - 1.6%
$ 2,445 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%,
9/01/27, 144A
9/25 at 100.00 N/R $ 2,572,971
23,140 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 0.974%, 12/01/48, (Mandatory Put 12/01/23),
(UB) (4)
9/23 at 100.00 A2 23,148,562
2,090 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call B- 2,480,621
3,625 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B- 4,034,625
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 5.000%, 10/01/22
No Opt. Call BB 1,018,180
2,425 Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series
2016A, 5.000%, 9/01/46
No Opt. Call A2 2,849,787
MidCity Improvement District, Alabama, Special
Assessment Revenue Bonds, Series 2022:
300 3.875%, 11/01/27 No Opt. Call N/R 283,626
600 4.250%, 11/01/32 No Opt. Call N/R 553,758
1,250 4.500%, 11/01/42 11/32 at 100.00 N/R 1,109,850
2,865 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%,
4/15/27
4/25 at 100.00 N/R 2,958,027
15,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Libor Index Rate Series 2018B, 1.054%, 4/01/49,
(Mandatory Put 4/01/24) (1-Month LIBOR*0.67% reference rate +
0.900% spread) (5)
1/24 at 100.00 A3 15,011,100
51,368 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 4.500%, 5/01/32, 144A
5/29 at 100.00 N/R 50,428,089
106,108 Total Alabama 106,449,196
Alaska - 0.2%
Northern Tobacco Securitization Corporation, Alaska,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A Class 1:
1,800 4.000%, 6/01/34 6/31 at 100.00 A- 1,909,134
2,500 4.000%, 6/01/35 6/31 at 100.00 A- 2,648,350
2,000 4.000%, 6/01/36 6/31 at 100.00 A- 2,116,360
1,500 4.000%, 6/01/37 6/31 at 100.00 A- 1,584,780
2,750 4.000%, 6/01/38 6/31 at 100.00 A- 2,899,325
1,115 4.000%, 6/01/39 6/31 at 100.00 A- 1,173,683
1,750 4.000%, 6/01/40 6/31 at 100.00 A- 1,837,255
260 4.000%, 6/01/41 6/31 at 100.00 A- 272,381
10,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%, 6/01/66
6/31 at 30.73 N/R 1,291,000
23,675 Total Alaska 15,732,268

191
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona - 2.8%
$ 11,625 Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Series 2007B, 0.954%, 1/01/37 (3-Month LIBOR*0.67%
reference rate + 0.810% spread) (5)
5/22 at 100.00 AA- $ 11,197,084
Arizona Health Facilities Authority, Hospital Revenue
Bonds, Banner Health Systems, Tender Option Bond Trust
3384. As of 6/4/2015 Converted to Trust 2015-XF2050:
1,500 0.511%, 1/01/37, 144A, (IF) (4) 6/21 at 100.00 AA- 1,315,950
3,000 0.521%, 1/01/37, 144A, (IF) (4) 6/21 at 100.00 AA- 2,631,900
3,000 0.521%, 1/01/37, 144A, (IF) (4) 6/21 at 100.00 AA- 2,631,900
1,500 0.521%, 1/01/37, 144A, (IF) (4) 6/21 at 100.00 AA- 1,315,950
500 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 BB 537,835
530 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas ? Aliante and Skye
Canyon Campus Projects, Series 2021A, 3.000%, 12/15/31, 144A
12/29 at 100.00 BB 487,319
905 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 4.000%, 3/01/27, 144A
No Opt. Call BB+ 933,743
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2018B:
750 4.500%, 7/01/24, 144A No Opt. Call BB 765,353
1,000 5.000%, 7/01/29, 144A 1/27 at 100.00 BB 1,060,470
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2019:
500 4.000%, 7/01/29, 144A No Opt. Call BB 506,590
635 5.000%, 7/01/39, 144A 7/29 at 100.00 BB 671,271
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Leman Academy of Excellence -
Parker Colorado Campus Project, Series 2019A:
765 4.500%, 7/01/29, 144A 7/24 at 101.00 N/R 774,968
2,635 5.000%, 7/01/39, 144A 7/24 at 101.00 N/R 2,684,143
2,000 5.000%, 7/01/49, 144A 7/24 at 101.00 N/R 2,018,840
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Leman Academy of Excellence
Projects, Series 2017A:
1,000 4.375%, 7/01/29, 144A 7/22 at 101.00 N/R 1,011,060
750 5.000%, 7/01/32, 144A 7/22 at 101.00 N/R 759,217
375 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Mountain Vista Campus Project,
Series 2018A, 4.750%, 12/15/28, 144A
12/26 at 100.00 BB 400,954
1,530 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada ? Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.000%, 7/15/28, 144A
7/26 at 100.00 BB+ 1,626,344
1,545 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada ? Sloan Canyon Campus Project,
Series 2020A-2, 5.500%, 9/15/28, 144A
9/23 at 105.00 BB+ 1,677,700
680 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada, Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A
7/26 at 100.00 BB+ 742,832
480 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/30, 144A
7/28 at 100.00 BB+ 495,586

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
192
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 30,885 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group ? Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/41, 144A
12/31 at 100.00 N/R $ 27,703,536
2,520 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 5.850%, 6/01/29, 144A
6/28 at 100.00 N/R 2,704,111
1,775 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 4.750%, 1/01/28
7/25 at 101.00 N/R 1,656,945
925 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding
Series 2020, 4.750%, 7/01/30, 144A
7/28 at 100.00 N/R 896,704
320 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2014, 5.000%, 7/15/24, 144A
No Opt. Call N/R 329,005
855 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 4.000%, 7/15/25, 144A
No Opt. Call N/R 859,916
221 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%,
7/01/25, 144A
7/24 at 100.00 N/R 224,412
6,550 Maricopa County Industrial Dev Authority, Arizona, Exempt Facilities
Revenue Bonds, Commercial Metals Company Project, Series 2022,
4.000%, 10/15/47, (AMT), 144A
1/26 at 104.00 N/R 6,498,058
250 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/31, 144A
7/29 at 100.00 N/R 255,193
1,600 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Benjamin Franklin Charter School Projects, Series
2018A, 4.800%, 7/01/28, 144A
No Opt. Call Ba2 1,704,864
Maricopa County Industrial Development Authority,
Arizona, Education Revenue Bonds, Legacy Traditional
Schools Projects, Series 2021A:
650 3.000%, 7/01/31, 144A No Opt. Call N/R 612,196
385 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 380,642
2,465 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Paradise Schools Projects, Series 2016, 3.500%,
7/01/26, 144A
No Opt. Call BB+ 2,513,141
Maricopa County Industrial Development Authority,
Arizona, Educational Facilities Revenue Bonds, Ottawa
University Projects, Series 2020:
300 5.000%, 10/01/26, 144A No Opt. Call N/R 311,262
425 5.125%, 10/01/30, 144A 10/27 at 103.00 N/R 461,486
180 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Candeo Schools, Inc. Project, Series 2013, 6.000%,
7/01/23, (ETM)
No Opt. Call BBB- (6) 185,762
1,000 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%,
7/01/33
7/22 at 100.00 BB+ 1,003,040
795 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Project, Series 2014A,
5.750%, 7/01/24, 144A
No Opt. Call Ba2 825,894
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Legacy Traditional
Schools Projects, Series 2015:
3,625 4.000%, 7/01/25, 144A No Opt. Call Ba2 3,681,912
1,360 5.000%, 7/01/45, 144A 7/25 at 100.00 Ba2 1,412,197

193
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 850 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Leman Academy of Excellence - Oro Valley Project,
Series 2018A, 4.625%, 7/01/28, 144A
7/22 at 101.00 N/R $ 860,030
205 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Leman Academy of Excellence - Oro Valley Project,
Series 2019A, 5.000%, 7/01/39, 144A
7/22 at 101.00 N/R 207,360
375 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45, 144A
9/30 at 100.00 Ba2 383,505
1,175 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015, 5.000%,
7/01/45
7/25 at 100.00 BBB- 1,234,890
7,405 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Guam Facilities Foundation, Inc. Project, Series 2014, 5.000%, 2/01/24
No Opt. Call B+ 7,439,507
2,270 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Rowan University Project, Series 2012, 5.000%, 6/01/42
6/22 at 100.00 A3 2,281,055
170 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%,
5/01/24
No Opt. Call N/R 174,908
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2019:
630 5.000%, 6/15/34, 144A 6/25 at 100.00 N/R 649,650
660 5.000%, 6/15/39, 144A 6/25 at 100.00 N/R 678,783
7,995 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020,
5.000%, 7/01/30, 144A
7/26 at 103.00 N/R 8,352,856
1,415 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 4.375%,
7/01/26
No Opt. Call BB- 1,451,238
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019:
815 5.125%, 7/01/30, 144A 7/26 at 103.00 N/R 847,201
1,870 5.500%, 7/01/40, 144A 7/26 at 103.00 N/R 1,990,147
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa
Charter Schools Project, Series 2019:
210 3.250%, 7/01/24, 144A No Opt. Call N/R 209,901
370 5.000%, 7/01/29, 144A 7/26 at 100.00 N/R 386,188
425 5.000%, 7/01/34, 144A 7/26 at 100.00 N/R 437,389
575 5.000%, 7/01/39, 144A 7/26 at 100.00 N/R 587,282
320 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, LEAD Charter School Project, Series 2014, 6.250%,
3/01/24
No Opt. Call N/R 327,453
1,530 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Leading Edge Academy Maricopa Charter School
Project, Series 2013, 7.750%, 12/01/43
12/25 at 100.00 N/R 1,634,790
545 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2014A,
7.500%, 2/01/25
2/24 at 100.00 N/R 586,387
1,160 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2017,
6.125%, 2/01/28, 144A
No Opt. Call N/R 1,270,525

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
194
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 760 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020,
5.000%, 6/15/35, 144A
6/28 at 100.00 N/R $ 751,268
3,010 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020-1,
5.000%, 6/15/35, 144A
6/28 at 100.00 N/R 3,070,802
440 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019, 4.125%, 7/01/29
7/25 at 100.00 N/R 437,118
Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Charter Schools
Refunding Project, Series 2016R:
4,440 4.000%, 7/01/26 No Opt. Call Baa3 4,475,520
5,405 5.000%, 7/01/31 7/26 at 100.00 Baa3 5,612,390
790 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A,
4.000%, 12/15/24, 144A
No Opt. Call BB 804,891
100 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call BBB+ 118,604
564 Show Low Bluff Community Facilities District, Show Low, Arizona, Special
Assessment Bonds, Area One, Series 2007, 5.600%, 7/01/31, 144A
5/22 at 100.00 N/R 518,051
358 Southside Community Facilities District 1, Prescott Valley, Arizona, Special
Assessment Revenue Bonds, Series 2008, 7.250%, 7/01/32
5/22 at 100.00 N/R 302,002
Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A:
1,500 5.500%, 10/01/27, 144A No Opt. Call N/R 1,553,925
10 6.000%, 10/01/37, 144A 10/27 at 100.00 N/R 10,363
Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017B:
34,605 4.700%, 10/01/24, 144A 5/22 at 100.00 N/R 34,606,384
11,000 5.350%, 10/01/25, 144A 5/22 at 100.00 N/R 11,005,280
410 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A, 3.900%, 9/01/24, 144A
No Opt. Call BB+ 417,097
188,653 Total Arizona 186,142,025
Arkansas - 0.3%
8,200 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 B- 8,360,884
8,670 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 B- 9,011,598
16,870 Total Arkansas 17,372,482
California - 7.3%
Antelope Valley Healthcare District, California, Revenue
Bonds, Series 2016A:
7,215 5.000%, 3/01/31 3/26 at 100.00 Ba3 7,667,525
7,565 5.250%, 3/01/36 3/26 at 100.00 Ba3 8,094,398
1,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Tender Option Bond Trust 2016-XG0019, 1.921%, 4/01/36,
144A, (IF) (4)
10/26 at 100.00 AA 1,132,120

195
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,055 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/25
No Opt. Call N/R $ 1,133,524
3,000 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%,
9/02/36
9/24 at 100.00 N/R 3,146,130
25,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2021B-2, 0.940%,
2/01/52, (Mandatory Put 8/01/31) (SIFMA reference rate + 0.450%
spread) (5)
5/31 at 100.00 N/R 24,229,250
6,290 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 N/R 5,137,043
3,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R 3,070,760
1,550 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 1,248,789
10,035 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 9,703,143
500 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ 517,230
1,095 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Sonoma County Tobacco Securitization
Corporation, Series 2020B-1, 5.000%, 6/01/49
12/30 at 100.00 BBB- 1,190,265
California Enterprise Development Authority, Charter
School Revenue Bonds, Rocklin Academy Project,
Refunding Series 2021A:
250 4.000%, 6/01/36, 144A 6/31 at 100.00 BB+ 253,632
630 4.000%, 6/01/51, 144A 6/31 at 100.00 BB+ 608,895
California Health Facilities Financing Authority, Revenue
Bonds, Children's Hospital Los Angeles, Series 2017A:
385 5.000%, 8/15/30 8/27 at 100.00 Baa2 435,693
310 5.000%, 8/15/32 8/27 at 100.00 Baa2 349,795
225 4.000%, 8/15/34 8/27 at 100.00 Baa2 239,474
245 5.000%, 8/15/35 8/27 at 100.00 Baa2 275,718
6,250 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health,  Series 2020A, 4.000%, 4/01/45
4/30 at 100.00 BBB+ 6,384,563
5,855 California Housing Finance Agency, California, Home Mortgage Revenue
Bonds, 833 Bryant LP, Series 2020N, 4.000%, 4/01/45
4/32 at 100.00 Aa2 6,306,655
9,213 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 9,619,836
6,786 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-3, 3.250%, 8/20/36
No Opt. Call N/R 6,792,859
195 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23,
(ETM)
No Opt. Call BB (6) 201,712
1,485 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies - El Dorado Hills Project, Series 2018A, 5.000%,
10/01/28, 144A
10/22 at 105.00 N/R 1,571,783
410 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 4.500%, 10/01/25
10/22 at 102.00 BB 421,689

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
196
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 270 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 4.500%, 6/01/28, 144A
6/26 at 100.00 BB $ 282,374
960 California Municipal Finance Authority,  Revenue Bonds, Creative Center
of Los Altos Project?Pinewood & Oakwood Schools, Series 2016B,
4.000%, 11/01/26, 144A
No Opt. Call N/R 962,842
415 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%,
6/01/28, 144A
No Opt. Call Ba1 445,366
California Municipal Finance Authority, Charter School
Lease Revenue Bonds, Nova Academy Project, Series
2016A:
1,305 4.000%, 6/15/26, 144A No Opt. Call BB 1,336,620
1,850 5.000%, 6/15/36, 144A 6/26 at 100.00 BB 1,943,314
320 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25,
144A
No Opt. Call BB+ 330,672
540 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A, 4.150%, 10/01/24
10/22 at 102.00 BB 552,771
4,310 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 4.000%, 7/01/26,
144A
No Opt. Call BB 4,426,327
California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project,
Series 2018A:
1,185 3.875%, 7/01/28, 144A No Opt. Call BB 1,221,640
2,200 5.000%, 7/01/38, 144A 7/28 at 100.00 BB 2,391,180
1,800 5.000%, 7/01/49, 144A 7/28 at 100.00 BB 1,934,442
350 California Municipal Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Series 2012A, 4.750%,
8/01/22
No Opt. Call BB 352,422
655 California Municipal Finance Authority, Charter School Revenue Bonds,
Rocketship Education?Multiple Projects, Series 2014A, 6.000%, 6/01/23
6/22 at 102.00 N/R 673,301
840 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A, 5.000%,
6/01/36
6/26 at 100.00 BBB- 903,193
220 California Municipal Finance Authority, Education Revenue Bonds,
STREAM Charter Schools Project, Series 2020A, 5.000%, 6/15/41, 144A
6/30 at 100.00 N/R 223,683
1,480 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.250%,
8/15/30
8/24 at 100.00 N/R 1,526,309
260 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects, Subordinate Series 2021B, 3.000%, 8/15/31
No Opt. Call N/R 236,072
165 California Municipal Finance Authority, Revenue Bonds, Biola University,
Series 2013, 5.000%, 10/01/22
No Opt. Call Baa1 167,909
2,355 California Municipal Finance Authority, Revenue Bonds, California Baptist
University, Series 2016A, 4.000%, 11/01/26, 144A
No Opt. Call N/R 2,455,629
175 California Municipal Finance Authority, Revenue Bonds, Community
Health Centers of the Central Coast, Inc., Series 2021A, 5.000%,
12/01/36, 144A
12/30 at 100.00 N/R 192,307
270 California Municipal Finance Authority, Revenue Bonds, Emerson College,
Series 2011, 5.000%, 1/01/28
5/22 at 100.00 Baa2 270,545

197
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,210 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 4.250%, 1/01/25
No Opt. Call N/R $ 1,185,691
5,000 California Municipal Finance Authority, Revenue Bonds, HumanGood
California Obligated Group, Series 2021, 3.000%, 10/01/46
10/28 at 103.00 N/R 4,422,650
5,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/38, (AMT)
6/28 at 100.00 BBB- 5,465,550
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2015:
200 5.000%, 11/01/23 No Opt. Call BBB- 208,386
300 5.000%, 11/01/24 No Opt. Call BBB- 318,732
350 5.000%, 11/01/27 11/24 at 100.00 BBB- 371,868
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
1,425 5.000%, 11/01/28 11/26 at 100.00 BBB- 1,563,553
1,500 5.250%, 11/01/29 11/26 at 100.00 BBB- 1,662,870
850 5.000%, 11/01/30 11/26 at 100.00 BBB- 930,112
1,000 5.250%, 11/01/31 11/26 at 100.00 BBB- 1,107,980
6,165 5.250%, 11/01/41 11/26 at 100.00 BBB- 6,818,675
21,465 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 21,897,305
1,100 California Pollution Contol Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A (7)
No Opt. Call N/R 66,000
3,310 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A (7)
12/23 at 102.00 N/R 331,000
1,420 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 4.250%, 7/01/30,
144A
7/28 at 100.00 N/R 1,393,773
540 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A, 5.250%, 6/15/27
No Opt. Call N/R 565,429
675 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/36, 144A
11/29 at 102.00 N/R 721,730
2,010 California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Series 2017A, 5.000%, 7/01/32, 144A
7/27 at 100.00 Caa2 1,700,741
1,135 California School Finance Authority Charter School Revenue Bonds,
California, ACE Charter Schools, Obligated Group, Series 2016A,
4.500%, 6/01/29, 144A
6/26 at 100.00 N/R 1,158,665
1,000 California School Finance Authority Charter School Revenue Bonds,
Ednovate ? Obligated Group, Series 2018, 5.000%, 6/01/37, 144A
6/27 at 100.00 N/R 1,058,080
1,920 California School Finance Authority Charter, School Revenue Bonds,
Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%,
3/01/28, 144A
6/25 at 100.00 N/R 1,984,109
1,195 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%,
6/01/26, 144A
No Opt. Call N/R 1,180,815
California School Finance Authority, California, Charter
School Revenue Bonds, TEACH Public Schools Obligated
Group, Series 2019A:
300 5.000%, 6/01/29, 144A 6/26 at 100.00 N/R 316,308
750 5.000%, 6/01/39, 144A 6/26 at 100.00 N/R 776,100

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
198
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 925 California School Finance Authority, Charter School Revenue Bonds, CIty
Charter School Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A
No Opt. Call N/R $ 959,641
California School Finance Authority, Charter School
Revenue Bonds, Classical Academies Project, Series 2017A:
2,000 4.000%, 10/01/27, 144A No Opt. Call BBB- 2,060,880
2,155 5.000%, 10/01/32, 144A 10/27 at 100.00 BBB- 2,360,802
California School Finance Authority, Charter School
Revenue Bonds, Downtown College Prep - Obligated
Group, Series 2016:
840 4.000%, 6/01/26, 144A No Opt. Call N/R 851,617
1,000 4.500%, 6/01/31, 144A 6/26 at 100.00 N/R 1,030,910
885 California School Finance Authority, Charter School Revenue Bonds,
Escuela Popular Charter School, Series 2017, 5.500%, 7/01/27, 144A
No Opt. Call N/R 926,683
785 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2016A, 5.000%,
6/01/26, 144A
6/25 at 100.00 N/R 819,516
California School Finance Authority, Charter School
Revenue Bonds, Rocketship Education ? Obligated Group,
Series 2017A:
630 4.500%, 6/01/27, 144A 6/26 at 100.00 N/R 659,125
975 5.000%, 6/01/34, 144A 6/26 at 100.00 N/R 1,029,541
315 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools ? Obligated Group, Series 2017G, 5.000%,
6/01/30, 144A
6/27 at 100.00 N/R 339,573
6,865 California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Why Not? Academy ? Obligated Group, Series
2021A, 4.000%, 6/01/41, 144A
6/27 at 100.00 N/R 6,368,660
California School Finance Authority, Charter School
Revenue Bonds, Santa Clarita Valley International School
Project, Series 2021A:
260 4.000%, 6/01/31 No Opt. Call N/R 264,059
100 4.000%, 6/01/41, 144A 6/31 at 100.00 N/R 96,093
California School Finance Authority, Charter School
Revenue Bonds, Social Bonds ?  iLead Lancaster Project,
Series 2021A:
250 4.000%, 6/01/31, 144A 6/29 at 100.00 N/R 249,987
435 5.000%, 6/01/41, 144A 6/29 at 100.00 N/R 453,566
1,465 California School Finance Authority, Charter School Revenue Bonds, Valley
International Preparatory High School Project, Series 2022A, 5.000%,
3/01/37, 144A
3/31 at 100.00 N/R 1,415,615
460 California School Finance Authority, Educational Facilities Revenue Bonds,
New Designs Charter School Project, Series 2014A, 4.750%, 6/01/24,
144A
No Opt. Call BB+ 471,569
840 California School Finance Authority, Educational Facility Revenue Bonds,
Partnerships to Uplift Communities Valley Project, Series 2014, 5.350%,
8/01/24, 144A
2/24 at 100.00 BB 865,754
275 California School finance Authority, School Facility Revenue Bonds,  ICEF
- View Park Elementary and Middle Schools, Series 2014A, 4.750%,
10/01/24
No Opt. Call BB 283,990
335 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 5.750%, 11/01/24, 144A
No Opt. Call N/R 345,221

199
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California School Finance Authority, School Facility
Revenue Bonds, Granada Hills Charter High School
Obligated Group, Series 2021A:
$ 355 4.000%, 7/01/29, 144A 7/28 at 100.00 BBB- $ 378,948
465 4.000%, 7/01/38, 144A 7/28 at 100.00 BBB- 483,642
250 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 4.125%, 7/01/24
No Opt. Call BBB 255,303
350 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2013, 5.900%, 7/01/23
No Opt. Call BB+ 360,045
145 California Statewide Communities Development Authority Revenue
Bonds, California Baptist University, Refunding Series 2017A, 5.000%,
11/01/32, 144A
11/27 at 100.00 N/R 160,096
700 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/34
12/24 at 100.00 BB- 753,725
1,735 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/26, 144A
6/26 at 100.00 BB- 1,922,901
850 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development -
Hooper Street LLC Project, Series 2019, 5.000%, 7/01/29, 144A
No Opt. Call B 857,871
625 California Statewide Communities Development Authority, Revenue
Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%,
11/01/24, 144A
No Opt. Call N/R 639,313
3,000 California Statewide Communities Development Authority, Revenue
Bonds, Lancer Educational Student Housing Project, Refunding Series
2016A, 4.000%, 6/01/26, 144A
No Opt. Call N/R 3,038,340
585 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A,
4.375%, 9/01/25
No Opt. Call N/R 596,811
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Refunding Series 2015R-1:
1,005 5.000%, 9/02/25 No Opt. Call N/R 1,083,481
1,045 5.000%, 9/02/26 9/25 at 100.00 N/R 1,124,430
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2018A:
3,735 4.000%, 9/02/28 No Opt. Call N/R 3,872,635
2,150 5.000%, 9/02/38 9/28 at 100.00 N/R 2,389,273
4,090 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018B,
4.000%, 9/02/28
No Opt. Call N/R 4,225,174
410 California Statewide Communitities Development Authority, Charter
School Revenue Bonds, Green Dot Public Schools, Animo Inglewood
Charter High School Project, Series 2011A, 6.900%, 8/01/31
5/22 at 100.00 BB+ 411,353
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A:
257 5.750%, 7/01/24 (7),(8) 1/22 at 100.00 N/R 226,341
570 5.750%, 7/01/30 (7),(8) 1/22 at 100.00 N/R 501,560
39 5.750%, 7/01/35 (7),(8) 1/22 at 100.00 N/R 34,590
102 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22
(7),(8)
1/22 at 100.00 N/R 90,236

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
200
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 210 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
(7),(8)
1/22 at 100.00 N/R $ 184,607
2,000 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 1,820,220
2,405 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 N/R 1,986,987
500 Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 -
AMBAC Insured
5/22 at 100.00 N/R 500,825
500 Corona-Norco Unified School District Public Financing Authority,
California, Special Tax Revenue Bonds, Refunding Junior Lien Series
2013B, 5.000%, 9/01/35, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R (6) 522,295
2,060 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 1,747,642
27,295 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%, 10/01/46,
144A
10/31 at 100.00 N/R 23,414,197
7,300 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-1, 2.875%, 8/01/41,
144A
8/31 at 100.00 N/R 6,654,607
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 N/R 756,450
5,250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Link-Glendale, Series 2021A-1, 3.000%, 7/01/45, 144A
7/31 at 100.00 N/R 4,219,740
7,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1,
3.400%, 10/01/46, 144A
10/31 at 100.00 N/R 6,099,730
1,570 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 1,409,358
2,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R 1,974,725
605 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 507,450
2,885 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 2,166,895
760 Dublin Community Facilities District No. 2015-1, California, Dublin
Crossing, Improvement Area No. 3 Special Tax Bonds, Series 2021,
4.000%, 9/01/45
9/27 at 103.00 N/R 768,299
Fairfield, California, Special Tax Bonds, Community
Facilities District 2016-1 Improvement Area C Villages of
Fairfield, Series 2021A:
545 4.000%, 9/01/36 9/31 at 100.00 N/R 567,002
1,145 4.000%, 9/01/41 9/31 at 100.00 N/R 1,173,327
540 Fontana, California, Special Tax Bonds, Sierra Hills South Community
Facilities District 22, Refunding Series 2014, 5.000%, 9/01/23
No Opt. Call N/R 560,466
10,215 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2021C, 4.000%, 1/15/43
1/31 at 100.00 N/R 10,634,224

201
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 24,785 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 Baa2 $ 25,918,666
2,930 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2,
5.300%, 6/01/37, (Pre-refunded 6/01/22)
6/22 at 100.00 B- (6) 2,950,393
740 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/35, (Pre-
refunded 6/01/28)
6/28 at 100.00 BB+ (6) 858,156
11,365 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Taxable Subordinate Series 2021B-1,
3.850%, 6/01/50
12/31 at 100.00 N/R 10,950,632
Hesperia, California, Special Tax Bonds, Community
Facilities District 2005-1 Belgate Development
Restructuring Series 2014:
200 5.000%, 9/01/23 No Opt. Call N/R 207,836
250 5.000%, 9/01/24 No Opt. Call N/R 265,355
320 5.000%, 9/01/25 9/24 at 100.00 N/R 339,178
195 5.000%, 9/01/26 9/24 at 100.00 N/R 206,540
2,260 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/25
No Opt. Call N/R 2,361,836
100 Irvine, California, Special Tax Bonds, Community Facilities District 2013-
3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%,
9/01/22
No Opt. Call N/R 101,492
Lake Elsinore Public Financing Authority, California, Local
Agency Revenue Bonds, Canyon Hills Improvement Area A
& C, Series 2014C:
500 5.000%, 9/01/23 No Opt. Call N/R 519,375
595 5.000%, 9/01/24 No Opt. Call N/R 630,397
2,315 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Refunding Series 2015, 5.000%, 9/01/35
9/25 at 100.00 N/R 2,473,300
1,290 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 4.000%, 9/02/25
No Opt. Call N/R 1,322,444

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
202
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 1-5 Special Tax Bonds, Series 2019:
$ 35 3.800%, 9/01/22 No Opt. Call N/R $ 35,055
25 3.800%, 9/01/22 No Opt. Call N/R 25,045
45 3.800%, 9/01/22 No Opt. Call N/R 45,070
15 3.800%, 9/01/22 No Opt. Call N/R 15,024
10 4.050%, 9/01/22 No Opt. Call N/R 10,020
50 3.900%, 9/01/23 No Opt. Call N/R 50,013
35 3.900%, 9/01/23 No Opt. Call N/R 34,961
65 3.900%, 9/01/23 No Opt. Call N/R 64,999
20 3.900%, 9/01/23 No Opt. Call N/R 19,989
10 4.150%, 9/01/23 No Opt. Call N/R 10,019
30 4.100%, 9/01/24 No Opt. Call N/R 30,026
70 4.100%, 9/01/24 No Opt. Call N/R 70,061
45 4.100%, 9/01/24 No Opt. Call N/R 45,039
85 4.100%, 9/01/24 No Opt. Call N/R 85,094
20 4.350%, 9/01/24 No Opt. Call N/R 20,013
40 4.200%, 9/01/25 No Opt. Call N/R 40,008
85 4.200%, 9/01/25 No Opt. Call N/R 85,258
55 4.200%, 9/01/25 No Opt. Call N/R 55,220
110 4.200%, 9/01/25 No Opt. Call N/R 110,023
25 4.450%, 9/01/25 No Opt. Call N/R 25,068
45 4.350%, 9/01/26 No Opt. Call N/R 45,010
105 4.350%, 9/01/26 No Opt. Call N/R 105,023
65 4.350%, 9/01/26 No Opt. Call N/R 65,326
130 4.350%, 9/01/26 No Opt. Call N/R 130,599
30 4.600%, 9/01/26 No Opt. Call N/R 29,971
55 4.400%, 9/01/27 9/26 at 103.00 N/R 55,271
125 4.400%, 9/01/27 9/26 at 103.00 N/R 125,616
80 4.400%, 9/01/27 9/26 at 103.00 N/R 80,394
155 4.400%, 9/01/27 9/26 at 103.00 N/R 155,839
35 4.650%, 9/01/27 9/26 at 103.00 N/R 35,121
65 4.500%, 9/01/28 9/26 at 103.00 N/R 65,518
95 4.500%, 9/01/28 9/26 at 103.00 N/R 95,230
145 4.500%, 9/01/28 9/26 at 103.00 N/R 146,155
180 4.500%, 9/01/28 9/26 at 103.00 N/R 181,235
45 4.750%, 9/01/28 9/26 at 103.00 N/R 45,281
1,390 5.100%, 9/01/33 9/26 at 103.00 N/R 1,404,776
495 5.100%, 9/01/33 9/26 at 103.00 N/R 501,490
1,120 5.100%, 9/01/33 9/26 at 103.00 N/R 1,134,683
695 5.100%, 9/01/33 9/26 at 103.00 N/R 704,111
335 5.350%, 9/01/33 9/26 at 103.00 N/R 338,323
1,880 5.850%, 9/01/49 9/26 at 103.00 N/R 1,918,972
105 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/37
No Opt. Call A- 133,870
2,125 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007B, 1.789%, 11/15/27 (3-Month
LIBOR*0.67% reference rate + 1.450% spread) (5)
No Opt. Call A- 2,136,772
445 Lynwood Redevelopment Agency, California, Tax Allocation Revenue
Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31
5/22 at 100.00 A 446,544
1,055 Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced
Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 - AMBAC
Insured
No Opt. Call N/R 1,013,655
37,370 Modesto Irrigation District Financing Authority, California, Domestic Water
Project Revenue Bonds, Index Rate Series 2007, 0.980%, 9/01/37 - NPFG
Insured (3-Month LIBOR*0.67% reference rate + 0.630% spread) (5)
5/22 at 100.00 Baa2 36,948,840

203
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Moorpark, California, Special Tax Bonds, Community
Facilities District 2004-1, Refunding Junior Lien Series
2014B:
$ 220 4.750%, 9/01/23 No Opt. Call N/R $ 224,833
640 5.200%, 9/01/28 9/24 at 100.00 N/R 677,581
ndio, California, Special Tax Bonds, Community Facilities
District 2004-3 Terra Lago, Improvement Area 1, Series
2015:
510 5.000%, 9/01/23 No Opt. Call N/R 529,763
650 5.000%, 9/01/24 No Opt. Call N/R 688,668
400 5.000%, 9/01/25 No Opt. Call N/R 432,572
715 5.000%, 9/01/26 9/25 at 100.00 N/R 771,978
750 5.000%, 9/01/27 9/25 at 100.00 N/R 808,178
790 5.000%, 9/01/28 9/25 at 100.00 N/R 849,424
1,000 Northern Inyo County Local Hospital District, Inyo County, California,
Revenue Bonds, Series 2013, 5.000%, 12/01/29, (Pre-refunded
12/01/23)
12/23 at 100.00 B+ (6) 1,049,580
Orange County, California, Special Tax Bonds, Community
Facilities District 2015-1 Esencia Village, Series 2015A:
665 5.000%, 8/15/25 No Opt. Call N/R 719,397
745 5.000%, 8/15/27 8/25 at 100.00 N/R 802,395
Palm Desert, California, Special Tax Bonds, Community
Facilities District 2021-1 University Park, Series 2021:
100 3.000%, 9/01/31 9/28 at 103.00 N/R 93,648
110 4.000%, 9/01/41 9/28 at 103.00 N/R 111,323
3,700 Palomar Pomerado Health System, California, Revenue Bonds, Refunding
Series 2016, 5.000%, 11/01/36
11/26 at 100.00 Ba1 4,066,337
Perris Joint Powers Authority, California, Local Agency
Revenue Bonds, Community Facilities District 2001-1 May
Farms Improvement Area 6 &7, Refunding Series 2014E:
465 4.000%, 9/01/23 No Opt. Call N/R 475,695
485 4.000%, 9/01/24 No Opt. Call N/R 501,427
505 5.000%, 9/01/25 9/24 at 100.00 N/R 534,896
530 5.000%, 9/01/26 9/24 at 100.00 N/R 560,724
2,475 Perris, California, Special Tax Bonds, Community Facilities District 2001-2,
Refunding Series 2014A, 4.375%, 9/01/24
9/23 at 100.00 N/R 2,536,331
100 Poway Unified School District, San Diego County, California, Special Tax
Bonds, Community Facilities District 15 Del Sur East Improvement Area
C, Series 2016, 5.000%, 9/01/26
No Opt. Call N/R 110,313
Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2003-1 Sunridge Anatolia Area, Junior
Lien Series 2014:
135 4.150%, 10/01/22 5/22 at 100.00 N/R 135,238
155 4.400%, 10/01/23 5/22 at 100.00 N/R 155,237
175 4.550%, 10/01/24 5/22 at 100.00 N/R 175,252
205 4.650%, 10/01/25 5/22 at 100.00 N/R 205,295
230 4.800%, 10/01/26 5/22 at 100.00 N/R 230,347
260 4.900%, 10/01/27 5/22 at 100.00 N/R 260,398
290 5.050%, 10/01/28 5/22 at 100.00 N/R 290,513
325 5.100%, 10/01/29 5/22 at 100.00 N/R 325,569
360 5.200%, 10/01/30 5/22 at 100.00 N/R 360,634
395 5.250%, 10/01/31 5/22 at 100.00 N/R 395,699
440 5.350%, 10/01/32 5/22 at 100.00 N/R 440,801
480 5.400%, 10/01/33 5/22 at 100.00 N/R 480,883
700 Rancho Cordova, California, Special Tax Bonds, Community Facilities
District 2018-1 Grantline 208, Series 2021B, 4.000%, 9/01/41
9/26 at 103.00 N/R 714,112

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
204
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 500 Richmond Community Development Agency Successor Agency,
California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%,
9/01/25 - BAM Insured
9/24 at 100.00 AA $ 532,745
345 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 - AGM
Insured
10/24 at 100.00 AA 370,599
Riverside County, California, Special Tax Bonds, Community
Facilities District 03-1 Newport Road, Series 2014:
500 4.125%, 9/01/23 No Opt. Call N/R 512,990
500 4.250%, 9/01/24 No Opt. Call N/R 520,790
750 5.000%, 9/01/25 9/24 at 100.00 N/R 794,947
Romoland School District, California, Special Tax Bonds,
Community Facilities District 2004-1 Heritage Lake
Improvement Area 1 & 2, Refunding Series 2015:
1,515 5.000%, 9/01/25 No Opt. Call N/R 1,639,397
1,655 5.000%, 9/01/26 9/25 at 100.00 N/R 1,788,012
805 5.000%, 9/01/27 9/25 at 100.00 N/R 867,983
Roseville, California, Special Tax Bonds, Community
Facilities District 1 Creekview Improvement Area 1, Series
2021:
1,000 4.000%, 9/01/36 9/28 at 103.00 N/R 1,039,560
500 4.000%, 9/01/41 9/28 at 103.00 N/R 511,970
1,000 4.000%, 9/01/46 9/28 at 103.00 N/R 1,013,080
Roseville, California, Special Tax Bonds, Community
Facilities District 1 Hewlett Parkard Campus Oaks, Series
2016:
875 4.000%, 9/01/26 No Opt. Call N/R 919,231
310 5.000%, 9/01/31 9/26 at 100.00 N/R 337,159
1,000 Roseville, California, Special Tax Bonds, Community Facilities District 1
Westpark, Refunding Series 2015, 5.000%, 9/01/27
9/25 at 100.00 N/R 1,077,910
San Bernardino County, California, Special Tax Bonds,
Community Facilities District 2002-1 Kaiser Commerce
Center, Refunding Series 2014:
400 5.000%, 9/01/23 No Opt. Call N/R 415,672
655 5.000%, 9/01/26 9/24 at 100.00 N/R 692,656
San Clemente, California, Special Tax Revenue Bonds,
Community Facilities District 2006-1 Marblehead Coastal,
Series 2015:
175 4.000%, 9/01/23 No Opt. Call N/R 179,025
90 5.000%, 9/01/24 No Opt. Call N/R 95,442
465 5.000%, 9/01/25 No Opt. Call N/R 503,023
290 5.000%, 9/01/26 9/25 at 100.00 N/R 313,307
470 5.000%, 9/01/27 9/25 at 100.00 N/R 506,773
475 5.000%, 9/01/29 9/25 at 100.00 N/R 510,644
San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission
Bay South Redevelopment Project, Series 2014A:
360 5.000%, 8/01/23 No Opt. Call A- 375,120
400 5.000%, 8/01/24 No Opt. Call A- 427,352
350 5.000%, 8/01/25 8/24 at 100.00 A- 374,227
San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission
Bay South Redevelopment Project, Subordinate Series
2016D:
5,500 0.000%, 8/01/23, 144A 5/22 at 94.60 N/R 5,211,635
750 0.000%, 8/01/26, 144A 5/22 at 81.92 N/R 615,480

205
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,255 San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2016-1 Treasure Island Improvement Area 2, Series
2022, 4.000%, 9/01/32, 144A
9/28 at 103.00 N/R $ 1,293,390
1,255 San Jacinto, California, Special Tax Bonds, Community Facilities District
2002-1 Rancho San Jacinto Phase 2, Series 2016, 5.000%, 9/01/30
9/26 at 100.00 N/R 1,372,380
22,605 Southern California Public Power Authority, Natural Gas Project 1 Revenue
Bonds, Series 2007A, 1.682%, 11/01/38 (3-Month LIBOR*0.67%
reference rate + 1.470% spread) (5)
No Opt. Call BBB+ 21,074,189
125 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27, 144A
No Opt. Call N/R 130,225
1,310 Three Rivers Levee Improvement Authority, California, Special Tax
Revenue Bonds, Community Facilities District 2006-1, Refunding Series
2021A, 4.000%, 9/01/46
9/28 at 103.00 N/R 1,321,973
Tracy, California, Special Tax Bonds, Community Facilities
District 2016-2,  Improvement Area 2, Series 2021:
375 4.000%, 9/01/36 9/28 at 103.00 N/R 392,902
550 4.000%, 9/01/41 9/28 at 103.00 N/R 562,287
800 4.000%, 9/01/46 9/28 at 103.00 N/R 809,832
Tustin, California,Special Tax Bonds, Community Facilities
District 14-1 Tustin Legacy/Standard Pacific, Refunding
Series 2015A:
250 5.000%, 9/01/26 9/25 at 100.00 N/R 270,603
225 5.000%, 9/01/28 9/25 at 100.00 N/R 242,534
Vernon, California, Electric System Revenue Bonds, Series
2021A:
1,500 5.000%, 4/01/26 No Opt. Call N/R 1,636,695
2,000 5.000%, 10/01/26 No Opt. Call N/R 2,199,780
1,750 5.000%, 4/01/27 No Opt. Call N/R 1,940,855
2,700 5.000%, 10/01/27 No Opt. Call N/R 3,020,436
1,310 5.000%, 4/01/28 No Opt. Call N/R 1,474,680
320 Vernon, California, Electric System Revenue Bonds, Series 2022A, 5.000%,
8/01/23 , (WI/DD, Settling 5/05/22)
No Opt. Call N/R 329,661
215 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding Series
2015, 5.000%, 9/01/25
No Opt. Call N/R 225,909
7,325 West Sacramento Financing Authority, California, Special Tax Revenue
Bonds, Series 2014, 5.000%, 9/01/25
9/22 at 102.00 N/R 7,546,069
William S. Hart Union High School District, Los Angeles
County, California, Special Tax Bonds, Community Facilities
District 2015-1, Series 2017:
400 5.000%, 9/01/28 9/26 at 100.00 N/R 438,064
350 5.000%, 9/01/30 9/26 at 100.00 N/R 381,217
487,382 Total California 480,246,118
Colorado - 4.7%
2,610 Adonea Metropolitan District 2, Aurora, Arapahoe County, Colorado,
General Obligation Bonds, Refunding Limited Tax Convertible to
Unlimited Tax Series 2018A, 4.500%, 12/01/28, (Pre-refunded 12/01/23)
12/23 at 103.00 N/R (6) 2,712,286
1,400 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 N/R 1,434,356
6,330 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 N/R 5,836,703
500 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R 443,665

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
206
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,655 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible to
Unlimited Tax Series 2018A, 4.375%, 12/01/28
12/23 at 103.00 N/R $ 2,745,589
500 Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series
2006, 5.875%, 10/01/26 - SYNCORA GTY Insured, (ETM)
No Opt. Call BBB (6) 543,485
2,605 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 N/R 2,450,654
Aviation Station North Metropolitan District 2, Denver
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2019A:
1,035 4.000%, 12/01/29 9/24 at 103.00 N/R 1,036,439
2,850 5.000%, 12/01/48 9/24 at 103.00 N/R 2,855,871
500 Base Village Metropolitan District 2, Colorado, General Obligation Bonds,
Refunding Series 2016A, 5.750%, 12/01/46
5/22 at 103.00 N/R 515,415
500 Baseline Metropolitan District 1, In the City and County of Broomfield,
Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/51
12/24 at 103.00 N/R 496,900
Berthoud-Heritage Metropolitan District 10, Larimer
County, Colorado, Limited Tax General Obligation Bonds,
Senior Series 2022A:
525 4.250%, 12/01/31 12/26 at 103.00 N/R 501,491
1,565 4.500%, 12/01/41 12/26 at 103.00 N/R 1,465,810
434 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 4.000%,
12/01/27
12/22 at 103.00 N/R 441,829
825 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
5.000%, 12/01/40, 144A
12/25 at 103.00 N/R 856,144
Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A:
734 5.000%, 12/01/35 6/24 at 103.00 N/R 764,740
3,500 5.125%, 12/01/48 6/24 at 103.00 N/R 3,605,980
Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A:
3,079 5.000%, 12/01/39 6/24 at 103.00 N/R 3,209,426
17,050 5.000%, 12/01/49 6/24 at 103.00 N/R 17,492,789
500 Broomfield Village Metropolitan District 2, In the City and County of
Broomfield, Colorado, General Obligation Limited Tax and Revenue
Bonds, Refunding Series 2021A-1, 5.000%, 12/01/49, 144A
12/26 at 103.00 N/R 502,805
2,100 Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.000%, 12/01/37
12/22 at 103.00 N/R 2,134,860
415 Cathedral Pines Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26
No Opt. Call Ba1 423,238
11,135 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A
12/22 at 103.00 N/R 11,542,986
1,957 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Refunding & Improvement Series
2017A, 4.375%, 12/01/32
12/22 at 103.00 N/R 1,976,864
1,055 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series
2021A, 4.000%, 12/01/31
12/26 at 103.00 N/R 1,025,270

207
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 275 Colorado Educational and Cultural Facilities Authority, Charter School
Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility
Project, Series 2013, 5.000%, 6/01/23
No Opt. Call A+ $ 284,930
2,110 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017, 4.625%,
10/01/27
No Opt. Call N/R 2,120,656
335 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%,
7/01/26, 144A
7/25 at 100.00 BB 341,027
500 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Eagle Ridge Academy Project, Refunding &
Improvement Series 2016, 5.000%, 11/01/36, 144A
5/22 at 100.00 BB+ 500,590
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014A,
5.000%, 1/15/29
1/24 at 100.00 A+ 517,665
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Skyview Academy Project,
Series 2014:
415 4.125%, 7/01/24, 144A No Opt. Call BB 420,080
500 5.125%, 7/01/34, 144A 7/24 at 100.00 BB 515,705
600 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Union Colony School Project, Series 2018, 5.000%,
4/01/38
4/28 at 100.00 Aa3 666,624
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Rocky Mountain Classical Academy
Project, Refunding Series 2019:
2,165 5.000%, 10/01/29, 144A 10/27 at 100.00 Ba1 2,330,384
2,270 5.000%, 10/01/39, 144A 10/27 at 100.00 Ba1 2,375,215
3,520 5.000%, 10/01/49, 144A 10/27 at 100.00 Ba1 3,635,878
360 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%,
8/01/24
No Opt. Call N/R 366,577
700 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 5.000%, 2/01/27, 144A
2/26 at 100.00 N/R 694,624
3,750 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 BBB+ 3,891,113
530 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Retirement Communities Inc., Refunding Series 2012B, 4.000%,
12/01/26, (Pre-refunded 12/01/22)
12/22 at 100.00 A- (6) 539,376
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Frasier Meadows Project, Refunding & Improvement
Series 2017A:
400 5.000%, 5/15/27 No Opt. Call BB+ 440,240
250 5.250%, 5/15/28 5/27 at 100.00 BB+ 276,350
2,275 5.250%, 5/15/30 5/27 at 100.00 BB+ 2,496,676
550 5.250%, 5/15/32 5/27 at 100.00 BB+ 599,797
900 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Project, Refunding Bonds Series 2023A, 4.000%, 5/15/48 , (WI/DD,
Settling 2/15/23)
5/28 at 103.00 N/R 814,788

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
208
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,375 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Project, Refunding Bonds Series 2023A. Forward Delivery, 4.000%,
5/15/41 , (WI/DD, Settling 2/15/23)
5/28 at 103.00 N/R $ 1,309,729
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Sunny Vista Living Center Project, Refunding &
Improvement Series 2015A:
640 5.000%, 12/01/25, 144A No Opt. Call N/R 609,478
750 5.500%, 12/01/30, 144A 12/25 at 100.00 N/R 686,903
500 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2018, 5.625%, 12/01/32
12/23 at 103.00 N/R 524,435
555 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2016, 4.625%, 12/01/31
5/22 at 103.00 N/R 560,134
Colorado Science and Technology Park Metropolitan
District No.1, Special Revenue  Improvement Bonds,
Refunding Series 2018:
3,438 4.375%, 12/01/26 12/23 at 103.00 N/R 3,559,602
2,140 5.000%, 12/01/33 12/23 at 103.00 N/R 2,228,339
1,123 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
4.000%, 12/01/29
12/24 at 103.00 N/R 1,103,314
594 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26
12/25 at 100.00 N/R 607,567
1,990 Cundall Farms Metropolitan District, In the City of Thornton, Colorado,
General Obligation Limited Tax Convertbile to Unlimited Tax, Refunding
Series 2017A, 4.625%, 12/01/32, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R (6) 2,089,798
1,358 Denver Gateway Center Metropolitan District, In the City and County of
Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A,
5.500%, 12/01/38
12/23 at 103.00 N/R 1,414,927
Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A:
1,695 5.250%, 12/01/39, 144A 12/23 at 103.00 N/R 1,786,056
510 5.250%, 12/01/39, 144A 12/23 at 103.00 N/R 537,244
DIATC Metropolitan District, Commerce City, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2019:
590 3.250%, 12/01/29, 144A 9/24 at 103.00 N/R 575,875
740 5.000%, 12/01/39, 144A 9/24 at 103.00 N/R 762,267
850 Eaton Area Park and Recreation District, Colorado, General Obligation
Limited Tax Bonds, Series 2015, 5.000%, 12/01/24, (Pre-refunded
12/01/22)
12/22 at 100.00 N/R (6) 870,306
500 Elbert and Highway 86 Commercial Metropolitan District, Elbert County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2021A, 3.750%, 12/01/29, 144A
6/26 at 103.00 N/R 475,760
Foothills Metropolitan District, Fort Collins, Colorado,
Special Revenue Bonds, Series 2014:
3,570 5.250%, 12/01/24 No Opt. Call N/R 3,623,621
1,500 5.750%, 12/01/30 12/24 at 100.00 N/R 1,516,035
2,300 6.000%, 12/01/38 12/24 at 100.00 N/R 2,273,550
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R 1,846,160

209
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Grand Junction Dos Rios General Improvement District,
Grand Junction, Mesa County, Colorado, Special Revenue
Bonds, Series 2021:
$ 3,035 4.000%, 12/01/31 12/26 at 103.00 N/R $ 2,841,094
500 4.500%, 12/01/41 12/26 at 103.00 N/R 453,185
1,170 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%,
12/01/32
9/25 at 103.00 N/R 1,219,631
950 Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado,
General Obligaiton Bonds, Limited Tax Convertible to Unlimited Tax
Series 2017, 4.500%, 12/01/32, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R (6) 997,842
1,375 Hawthorn Metropolitan District No. 2, Jefferson County, Colorado,
General Obligation, Refunding Series 2017A, 4.500%, 12/01/32
12/22 at 103.00 N/R 1,384,597
1,395 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.000%,
12/01/28
12/24 at 100.00 N/R 1,446,936
Highlands Metropolitan District 1, Broomfield City  and
County, colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2021:
650 4.000%, 12/01/31 3/26 at 103.00 N/R 607,041
550 5.000%, 12/01/41 3/26 at 103.00 N/R 546,216
500 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2018A,
4.625%, 12/01/27
12/23 at 103.00 N/R 510,975
1,500 Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 12/15/25
12/23 at 100.00 N/R 1,373,805
500 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 N/R 515,225
1,160 Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/41
6/26 at 103.00 N/R 1,134,758
700 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/39
3/25 at 103.00 N/R 713,587
1,000 Mountain Brook Metropolitan District, Longmont, Boulder County,
Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.500%,
12/01/41
12/26 at 103.00 N/R 900,700
607 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26
12/25 at 100.00 N/R 617,434
1,245 North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-1, 5.375%, 12/01/34
12/23 at 103.00 N/R 1,315,193
North Park Metropolitan District 1, in the City of Broomfiled,
Colorado, Special Revenue Bonds, Series 2018A-2:
5,270 5.125%, 12/01/28 12/23 at 103.00 N/R 5,579,402
1,540 5.500%, 12/01/34 12/23 at 103.00 N/R 1,629,905
2,000 North Range Metropolitan District 3, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 N/R 2,078,880
600 One Horse Business Improvement District, Lakewood, Colorado, Sales Tax
Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24
5/22 at 100.00 N/R 600,912
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
3,190 4.000%, 12/01/29 12/24 at 103.00 N/R 3,215,584
4,500 5.000%, 12/01/39 12/24 at 103.00 N/R 4,670,865

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
210
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
- NPFG Insured
12/25 at 100.00 Baa2 $ 1,069,450
2,900 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51,
144A
3/26 at 103.00 N/R 2,916,675
2,385 Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported Primary
Improvements Revenue Bonds, Refunding Series 2017A, 4.125%,
12/15/27, 144A
12/26 at 100.00 N/R 2,423,804
525 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited Tax
General Obligatoin Bonds, Convertible to Unlimited Tax Series 2021A,
3.750%, 12/01/41
9/26 at 103.00 N/R 463,281
440 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28
No Opt. Call A- 510,066
18,965 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R 19,191,632
500 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/36
10/26 at 102.00 N/R 466,500
Red Sky Ranch Metropolitan District, Eagle County,
Colorado, General Obligation Bonds, Refunding &
Improvement Series 2015:
200 4.250%, 12/01/28 12/24 at 100.00 N/R 202,354
335 4.375%, 12/01/30 12/24 at 100.00 N/R 337,536
4,475 Reunion Metropolitan District, Acting By and Through its Water Activity
Enterprise,  Adams County, Colorado, Special Revenue Bonds, Series
2021, 3.625%, 12/01/44
6/26 at 103.00 N/R 3,670,663
Riverwalk Metropolitan District 2, Glendale, Arapahoe
County, Colorado, Special Revenue Bonds, Series 2022A:
1,900 4.500%, 12/01/32 3/27 at 103.00 N/R 1,851,208
8,310 5.000%, 12/01/42 3/27 at 103.00 N/R 8,187,344
496 Serenity Ridge Metropolitan District No. 2, In the City of Aurora, Arapahoe
County, Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax, Refunding and Improvement Bonds Series 2018A,
4.500%, 12/01/28, (Pre-refunded 12/01/23)
12/23 at 103.00 N/R (6) 516,108
Siena Lake Metropolitan District, Gypsum, Colorado,
General Obligation Limited Tax Bonds, Series 2021:
790 3.250%, 12/01/31 9/26 at 103.00 N/R 725,552
1,000 3.750%, 12/01/41 9/26 at 103.00 N/R 877,690
2,755 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax Series 2018A, 5.350%, 12/01/33
12/23 at 103.00 N/R 2,870,324
SouthGlenn Metropolitan District, Colorado, Special
Revenue Bonds, Refunding Series 2016:
5,555 3.500%, 12/01/26 5/22 at 103.00 N/R 5,520,226
3,435 5.000%, 12/01/30 5/22 at 103.00 N/R 3,512,528
400 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27
No Opt. Call Ba1 400,928
3,000 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A, 5.125%, 12/01/47
12/22 at 103.00 N/R 3,109,200

211
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & improvement Series 2019A:
$ 1,250 4.000%, 12/01/29 12/24 at 103.00 N/R $ 1,259,375
6,000 5.000%, 12/01/38 12/24 at 103.00 N/R 6,199,560
5,095 5.000%, 12/01/49 12/24 at 103.00 N/R 5,218,146
500 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.750%, 12/01/40
12/25 at 102.00 N/R 507,115
2,475 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported Revenue Bonds, Senior Series 2017A, 5.000%,
12/01/30
12/22 at 102.00 N/R 2,553,804
Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series
2020:
1,000 5.000%, 12/01/40 12/25 at 103.00 N/R 1,036,460
2,000 5.125%, 12/01/50 12/25 at 103.00 N/R 2,030,840
1,005 Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Refunding &
Improvement Series 2019A, 5.250%, 12/01/39
12/25 at 103.00 N/R 1,012,407
825 Third Creek Metropolitan District 1, Commerce City, Colorado, Limited Tax
General Obligation Bonds, Series 2022A-1, 4.500%, 12/01/42, 144A
3/27 at 103.00 N/R 741,238
520 Thompson Crossing Metropolitan District 4, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding & Improvement Series 2019, 3.500%, 12/01/29
9/24 at 103.00 N/R 513,750
1,350 Todd Creek Village Metropolitan District, Colorado, Water Activity
Entrprise Revenue Bonds, Refunding Series 2018A, 5.250%, 12/01/33
12/28 at 100.00 BBB 1,509,502
620 Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A, 4.375%, 12/01/30
9/24 at 103.00 N/R 624,476
Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited
Bonds, Series 2021A-1:
6,000 5.000%, 12/01/41 3/26 at 103.00 N/R 6,311,820
12,170 5.000%, 12/01/51 3/26 at 103.00 N/R 12,519,766
Velocity Metropolitan District 3, In the City of Aurora,
Colorado, Limited Tax General Obligation Bonds, Series
2019:
10,000 5.125%, 12/01/34 12/23 at 103.00 N/R 10,466,400
630 5.375%, 12/01/39 12/23 at 103.00 N/R 659,547
Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series
2021:
530 5.000%, 12/01/36 3/26 at 103.00 N/R 556,473
2,465 5.000%, 12/01/41 3/26 at 103.00 N/R 2,556,624
12,125 5.000%, 12/01/51 3/26 at 103.00 N/R 12,237,399
485 Village Metropolitan District In the Town of Avon, Eagle County, Colorado,
Special Revenue and Limited Property Tax Bonds, Refunding &
Improvement Series 2020, 4.150%, 12/01/30
12/25 at 103.00 N/R 499,487
1,625 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 N/R 1,622,498

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
212
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1:
$ 1,065 4.000%, 12/01/31, 144A 9/26 at 103.00 N/R $ 1,001,281
8,000 4.000%, 12/01/36 9/26 at 103.00 N/R 7,284,160
13,365 4.000%, 12/01/41, 144A 9/26 at 103.00 N/R 11,688,227
1,510 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
9/24 at 103.00 N/R 1,547,493
303,895 Total Colorado 305,139,674
Connecticut - 0.8%
8,660 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
5/22 at 100.00 Caa1 8,660,953
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1:
1,450 5.000%, 10/01/39, 144A 10/24 at 104.00 BB 1,538,972
13,000 5.000%, 10/01/54, 144A 10/24 at 104.00 BB 13,600,470
500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/30, 144A
1/26 at 102.00 BB+ 538,510
750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020B-1, 3.250%, 1/01/27, 144A
1/23 at 100.00 BB+ 751,342
5,900 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A, 5.000%, 7/01/32
7/29 at 100.00 N/R 6,602,041
5,200 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2012J, 5.000%, 7/01/37
7/22 at 100.00 BBB+ 5,248,672
10,000 Connecticut State, General Obligation Bonds, Securities Industry &
Financial Markets Association Index Series 2015C, 1.300%, 6/15/24,
(UB) (4)
No Opt. Call A 10,188,200
Steel Point Infrastructure Improvement District,
Connecticut, Special Obligation Revenue Bonds,
Steelpointe Harbor Project, Series 2021:
600 4.000%, 4/01/31 4/30 at 100.00 N/R 598,200
910 4.000%, 4/01/36 4/30 at 100.00 N/R 895,613
1,160 4.000%, 4/01/41 4/30 at 100.00 N/R 1,115,131
48,130 Total Connecticut 49,738,104
Delaware - 0.3%
Delaware Economic Development Authority, Delaware,
Revenue Bonds, ASPIRA of Delaware Charter Operations
Inc. DBA Las Americas ASPIRA Academy Project, Series
2022A:
180 4.000%, 6/01/52 6/32 at 100.00 N/R 170,273
185 4.000%, 6/01/57 6/32 at 100.00 N/R 172,753
14,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 BBB- 13,235,740
Delaware Economic Development Authority, Revenue
Bonds, ASPIRA of Delaware Charter Operations, Inc.
Project, Series 2016A:
800 3.250%, 6/01/26 No Opt. Call BB 797,200
1,000 5.000%, 6/01/36 6/26 at 100.00 BB 1,050,020
1,220 Delaware Economic Development Authority, Revenue Bonds, Odyssey
Charter School Inc. Project, Series 2015A, 6.250%, 9/01/25, 144A
3/25 at 100.00 N/R 1,285,587
17,385 Total Delaware 16,711,573

213
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia - 0.1%
District of Columbia, Revenue Bonds, Ingleside at Rock
Creek Project, Series 2017A:
$ 645 4.125%, 7/01/27 7/24 at 103.00 N/R $ 655,856
270 5.000%, 7/01/32 7/24 at 103.00 N/R 280,306
380 District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A,
5.000%, 7/01/23, (ETM)
No Opt. Call N/R (6) 389,325
665 District of Columbia, Revenue Bonds, The Methodist Home of the District
of Columbia, Series 1999, 4.500%, 1/01/25
No Opt. Call N/R 665,851
3,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/53 - AGM
Insured
10/29 at 100.00 A2 3,146,970
4,960 Total District of Columbia 5,138,308
Florida - 14.4%
250 A.H. at Turnpike South Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Phase 1 Project, Series
2015, 5.500%, 11/01/25
No Opt. Call N/R 259,817
28,635 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Healthcare Project, Series 2007A, 1.220%,
12/01/37 (3-Month LIBOR*0.67% reference rate + 0.870% spread) (5)
5/22 at 100.00 A3 27,796,281
Amelia Walk Community Development District, Florida,
Special Assessment Bonds, Area 3-A Series 2018A:
375 4.000%, 11/01/24 No Opt. Call N/R 379,286
735 4.750%, 11/01/29 11/28 at 100.00 N/R 771,787
Amelia Walk Community Development District, Florida,
Special Assessment Bonds, Area 3-B Series 2018A:
435 4.375%, 11/01/24, 144A No Opt. Call N/R 441,943
860 4.750%, 11/01/29, 144A No Opt. Call N/R 904,668
475 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area A-2 Series 2016, 5.500%, 11/01/30
11/26 at 100.00 N/R 489,868
620 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 4.625%, 5/01/28
No Opt. Call N/R 638,594
430 Armstrong Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Series 2017A, 4.500%, 11/01/28,
144A
11/27 at 100.00 N/R 446,886
155 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2017, 5.000%, 5/01/28
No Opt. Call N/R 160,365
440 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1, 5.375%, 5/01/28
No Opt. Call N/R 460,469
Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2021:
150 2.375%, 5/01/26 No Opt. Call N/R 145,010
250 3.000%, 5/01/32 No Opt. Call N/R 229,942
740 3.375%, 5/01/41 5/32 at 100.00 N/R 680,289
205 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Phase 1 & 2 Sub-Assessment Area 1 Project, Series
2019, 3.700%, 11/01/29
No Opt. Call N/R 207,972
9,640 Ave Maria Stewardship Community District, Florida, Bond Anticipation
Notes, Phase 4 Master Improvements Project, Series 2021, 3.500%,
5/01/26, 144A
5/23 at 100.00 N/R 9,225,191

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
214
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project,
Series 2021:
$ 950 2.600%, 5/01/26 No Opt. Call N/R $ 926,240
1,355 3.200%, 5/01/31 No Opt. Call N/R 1,292,047
1,000 3.750%, 5/01/41 5/31 at 100.00 N/R 947,100
510 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018, 4.900%,
5/01/29
No Opt. Call N/R 530,619
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4
Project, Series 2020:
710 3.800%, 5/01/32, 144A 5/30 at 100.00 N/R 708,907
165 4.300%, 5/01/42, 144A 5/30 at 100.00 N/R 167,244
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 5
Project, Series 2022:
500 3.000%, 5/01/27, 144A No Opt. Call N/R 477,645
915 3.300%, 5/01/32, 144A No Opt. Call N/R 850,593
2,445 4.000%, 5/01/42, 144A 5/32 at 100.00 N/R 2,411,699
Ave Maria Stewardship Community District, Florida,
Capital Improvement Revenue Bonds, Phase 3 Master
Improvements Project, Series 2021:
1,005 2.250%, 5/01/26, 144A No Opt. Call N/R 951,665
985 2.750%, 5/01/31, 144A No Opt. Call N/R 891,169
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2022A:
2,175 2.875%, 5/01/27 No Opt. Call N/R 2,074,841
5,080 3.250%, 5/01/32 No Opt. Call N/R 4,729,988
8,500 4.000%, 5/01/42 5/32 at 100.00 N/R 8,405,140
535 Aventura Isles Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24
No Opt. Call N/R 558,166
Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area
2 Project, Series 2021:
100 2.450%, 11/01/26 No Opt. Call N/R 96,251
175 3.100%, 11/01/31 No Opt. Call N/R 163,427
500 3.400%, 11/01/41 11/31 at 100.00 N/R 450,685
295 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2018 Project Series 2018,
4.500%, 11/01/28, 144A
No Opt. Call N/R 306,304
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2021
Project Series 2021:
500 2.375%, 5/01/26, 144A No Opt. Call N/R 485,380
1,000 2.875%, 5/01/31, 144A No Opt. Call N/R 942,050
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018:
100 4.000%, 11/01/24, 144A No Opt. Call N/R 101,497
200 4.500%, 11/01/29, 144A No Opt. Call N/R 210,302
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018:
590 4.000%, 11/01/24, 144A No Opt. Call N/R 598,761
1,165 4.500%, 11/01/29, 144A No Opt. Call N/R 1,224,357

215
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 515 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 3A, Series
2020, 3.000%, 5/01/30
No Opt. Call N/R $ 495,971
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018:
85 4.000%, 11/01/24, 144A No Opt. Call N/R 86,333
170 4.500%, 11/01/29, 144A No Opt. Call N/R 179,170
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Series 2015:
770 4.750%, 11/01/26 11/25 at 100.00 N/R 805,405
1,125 5.000%, 11/01/31 11/25 at 100.00 N/R 1,173,521
540 Ballentrae Hillsborough Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2014, 5.000%,
11/01/28
11/25 at 100.00 N/R 560,461
Balm Grove Community Development District, Florida,
Special Assessment Bonds, 2022 Project, Series 2022:
1,500 3.250%, 11/01/27 No Opt. Call N/R 1,468,455
1,295 3.625%, 11/01/32 No Opt. Call N/R 1,257,238
2,675 4.000%, 11/01/42 11/32 at 100.00 N/R 2,601,705
585 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%,
11/01/25
No Opt. Call N/R 601,936
Bannon Lakes Community Development District, Saint
Johns County, Florida, Special Assessment Revenue Bonds,
Series 2021:
200 3.000%, 5/01/31, 144A No Opt. Call N/R 189,062
700 3.500%, 5/01/41, 144A 5/31 at 100.00 N/R 646,394
535 Banyan Cay Community Development District, West Palm Beach, Florida,
Special Assessment Bonds, 2020-1, 2.750%, 11/01/25
No Opt. Call N/R 524,434
275 Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2016, 3.625%, 9/01/26
9/23 at 100.00 BBB 277,901
Bay Laurel Center Community Development District,
Marion County, Florida, Special Assessment Bonds,
Refunding Indigo Series 2016:
40 3.500%, 5/01/22 No Opt. Call N/R 40,013
45 3.500%, 5/01/23 No Opt. Call N/R 45,124
45 3.750%, 5/01/24 No Opt. Call N/R 45,412
30 3.750%, 5/01/25 No Opt. Call N/R 30,276
Beaumont Communit Development District 1, City of
Wildwood, Florida, Special Assessment Bonds, Series 2019
A-1:
300 4.250%, 11/01/24, 144A No Opt. Call N/R 303,759
600 4.750%, 11/01/29, 144A No Opt. Call N/R 626,880
240 Beaumont Communit Development District 1, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019 A-2, 5.625%, 11/01/32, 144A
No Opt. Call N/R 256,214
480 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2013, 6.000%, 11/01/27
No Opt. Call BBB 525,384
490 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2016, 3.750%, 11/01/31
11/26 at 100.00 BBB 489,868

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
216
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Bellalago Educational Facilities Benefit District, Florida,
Capital Improvement Bonds, Refunding Series 2014:
$ 1,125 3.875%, 5/01/24 No Opt. Call A2 $ 1,160,246
1,165 4.000%, 5/01/25 5/24 at 100.00 A2 1,212,625
1,220 4.125%, 5/01/26 5/24 at 100.00 A2 1,271,435
1,070 4.250%, 5/01/27 5/24 at 100.00 A2 1,116,920
640 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2016A, 4.750%, 11/01/27
No Opt. Call N/R 675,142
Belmont II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2020
Aessessment Area, Series 2020:
230 2.500%, 12/15/25 No Opt. Call N/R 226,791
200 3.125%, 12/15/30 No Opt. Call N/R 192,734
Berry Bay Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2021:
405 2.625%, 5/01/26 No Opt. Call N/R 394,271
645 3.125%, 5/01/31 No Opt. Call N/R 610,641
1,955 3.625%, 5/01/41 5/31 at 100.00 N/R 1,807,202
350 Black Creek Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Project 2020 Series 2020, 3.750%,
6/15/40
6/30 at 100.00 N/R 336,126
1,010 Blue Lake Community Development District, Lee County, Florida, Special
Assessment Bonds, 2019 Project Series 2019, 4.000%, 6/15/32
6/29 at 100.00 N/R 1,032,937
Boggy Branch Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2021:
455 3.000%, 5/01/31 No Opt. Call N/R 427,272
1,170 3.500%, 5/01/41 5/31 at 100.00 N/R 1,068,982
1,100 Botaniko Community Development District, Weston, Florida, Special
Assessment Bonds, Series 2020, 3.625%, 5/01/40
5/30 at 100.00 N/R 1,039,104
Bridgewater North Community Development District, Saint
Johns County, Florida, Capital Improvement Revenue
Bonds, Series 2022:
400 3.125%, 5/01/27, 144A No Opt. Call N/R 391,160
500 3.500%, 5/01/32, 144A No Opt. Call N/R 482,240
1,200 4.000%, 5/01/42, 144A 5/32 at 100.00 N/R 1,186,896
Brightwater Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1
Project, Series 2021:
425 2.375%, 5/01/26 No Opt. Call N/R 410,359
405 2.850%, 5/01/31 No Opt. Call N/R 378,359
1,050 3.150%, 5/01/41 5/31 at 100.00 N/R 938,154
630 Brookstone Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/28,
144A
No Opt. Call N/R 647,230
250 Bullfrog Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017, 4.750%, 11/01/28
11/27 at 100.00 N/R 260,148
Cape Coral Health Facilities Authority, Florida, Senior
Housing Revenue Bonds, Gulf Care Inc. Project, Series
2015:
550 4.500%, 7/01/22, 144A No Opt. Call N/R 550,677
1,230 4.750%, 7/01/24, 144A No Opt. Call N/R 1,247,146

217
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Capital Projects Finance Authority, Florida, Student
Housing Revenue Bonds, Capital Projects Loan Program,
Refunding Series 2020A-1:
$ 1,500 5.000%, 10/01/33 10/30 at 100.00 Baa3 $ 1,679,250
3,750 5.000%, 10/01/34 10/30 at 100.00 Baa3 4,192,012
Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020:
370 4.000%, 12/15/23, 144A No Opt. Call N/R 376,001
380 4.000%, 12/15/24, 144A No Opt. Call N/R 387,581
300 4.000%, 12/15/25, 144A No Opt. Call N/R 306,294
355 5.000%, 12/15/26, 144A 7/26 at 100.00 N/R 375,256
330 5.000%, 12/15/27, 144A 7/26 at 100.00 N/R 347,355
350 5.000%, 12/15/28, 144A 7/26 at 100.00 N/R 366,993
365 5.000%, 12/15/29, 144A 7/26 at 100.00 N/R 381,104
510 5.000%, 12/15/30, 144A 7/26 at 100.00 N/R 530,257
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, AcadeMir Charter Schools, Series 2021A:
220 3.000%, 7/01/31, 144A No Opt. Call Ba2 205,238
165 4.000%, 7/01/41, 144A 7/31 at 100.00 Ba2 162,378
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, AcadeMir Charter Schools, Series
2021A-2:
500 2.500%, 7/01/31, 144A No Opt. Call N/R 440,375
750 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 738,082
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, Imagine School at Land O'Lakes Project,
Series 2020A:
425 3.000%, 12/15/29, 144A No Opt. Call Ba1 410,754
645 5.000%, 12/15/39, 144A 12/30 at 100.00 Ba1 693,420
235 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021A, 3.250%, 6/01/31, 144A
No Opt. Call N/R 216,978
235 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021C, 5.000%, 6/01/41, 144A
6/31 at 100.00 N/R 243,726
3,245 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/45, 144A
12/28 at 100.00 N/R 3,070,451
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018:
900 5.900%, 8/15/28, 144A No Opt. Call N/R 955,782
515 6.100%, 8/15/38, 144A 8/28 at 100.00 N/R 551,302
Capital Trust Agency, Florida, Revenue Bonds, Educational
Growth Fund, LLC, Charter School Portfolio Projects, Series
2021A-1:
4,540 3.375%, 7/01/31, 144A No Opt. Call N/R 4,376,878
11,685 5.000%, 7/01/56, 144A 7/31 at 100.00 N/R 11,926,879
1,895 Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2017A, 4.750%, 7/01/27, 144A
No Opt. Call Ba1 1,979,403
Capital Trust Agency, Florida, Revenue Bonds, Provision
CARES Proton Therapy Center, Orlando Project, Series
2018:
5,064 0.000%, 6/01/28, 144A (7) No Opt. Call N/R 1,063,440
10,556 0.000%, 6/01/33, 144A (7) 6/28 at 100.00 N/R 2,216,704
1,450 7.500%, 6/01/48, 144A (7) 6/28 at 100.00 N/R 304,492
1,425 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School
Project, Series 2017A, 4.375%, 6/15/27, 144A
No Opt. Call N/R 1,449,567

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
218
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,855 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School
Project, Series 2019A, 4.000%, 6/15/29, 144A
6/26 at 100.00 N/R $ 1,872,771
570 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 4.000%, 10/15/29, 144A
10/27 at 100.00 Ba2 585,401
450 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 4.000%, 10/15/29, 144A
10/27 at 100.00 Ba2 462,037
Capital Trust Agency, Florida, Senior Living Facilities
Revenue Bonds, Elim Senior Housing, Inc. Project, Series
2017:
1,645 5.000%, 8/01/27, 144A 8/24 at 103.00 N/R 1,529,653
490 5.375%, 8/01/32, 144A 8/24 at 103.00 N/R 431,440
745 Carlton Lakes Community Developement District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%,
11/01/29
11/26 at 100.00 N/R 786,914
Celebration Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series
2021:
130 2.250%, 5/01/26 No Opt. Call N/R 123,170
240 2.750%, 5/01/31 No Opt. Call N/R 217,365
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2014:
360 4.750%, 5/01/24 No Opt. Call N/R 373,892
2,940 5.000%, 5/01/34 5/24 at 100.00 N/R 3,032,786
2,630 5.125%, 5/01/45 5/24 at 100.00 N/R 2,708,348
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2017:
125 4.000%, 5/01/22, 144A No Opt. Call N/R 125,125
1,330 5.000%, 5/01/32, 144A 5/27 at 100.00 N/R 1,410,132
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2021:
500 2.375%, 5/01/26 No Opt. Call N/R 482,310
1,215 3.000%, 5/01/31 No Opt. Call N/R 1,139,160
3,460 3.375%, 5/01/41 5/31 at 100.00 N/R 3,096,596
Centre Lake Community Development District, Miami
Lakes, Florida, Special Assessment Bonds, Series 2016:
375 4.125%, 12/15/27 12/26 at 100.00 N/R 384,180
500 4.500%, 12/15/32 12/26 at 100.00 N/R 517,950
Centre Lake Community Development District, Miami
Lakes, Florida, Special Assessment Bonds, Series 2021:
230 2.750%, 5/01/26, 144A No Opt. Call N/R 225,821
250 2.750%, 5/01/29, 144A No Opt. Call N/R 235,378
255 3.000%, 5/01/42, 144A 5/31 at 100.00 N/R 216,403
Chaparral of Palm Bay Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1 Project, Series 2020A-1:
270 3.000%, 5/01/25 No Opt. Call N/R 269,865
625 3.250%, 5/01/31 5/30 at 100.00 N/R 602,950
Chapel Creek Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021 Project,
Series 2021:
175 2.500%, 5/01/26, 144A No Opt. Call N/R 168,831
900 3.375%, 5/01/41, 144A 5/31 at 100.00 N/R 807,030

219
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Charlotte County Industrial Development Authority,
Florida, Utility System Revenue Bonds, Town & Country
Utilities Project, Series 2019:
$ 2,175 5.000%, 10/01/29, (AMT), 144A 10/27 at 100.00 N/R $ 2,288,361
2,500 5.000%, 10/01/34, (AMT), 144A 10/27 at 100.00 N/R 2,619,000
1,250 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2021A, 4.000%,
10/01/41, (AMT), 144A
10/31 at 100.00 N/R 1,219,213
300 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Expansion Area Project, Series 2019,
4.000%, 6/15/29, 144A
No Opt. Call N/R 308,172
Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series
2013A:
1,635 4.500%, 6/01/23 No Opt. Call BBB- 1,657,726
500 5.250%, 6/01/28 6/23 at 100.00 BBB- 513,325
1,000 5.625%, 6/01/33 6/23 at 100.00 BBB- 1,027,880
5,000 6.125%, 6/01/43 6/23 at 100.00 BBB- 5,152,600
4,710 Collier County Industrial Development Authority, Florida, Continuing Care
Community Revenue Bonds, Arlington of Naples Project, Series 2014A,
0.000%, 5/15/24, 144A (7),(8)
No Opt. Call N/R 2,509,637
665 Collier County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Gulf Coast Charter Academy South Project,
Series 2017A, 4.100%, 12/01/27, 144A
No Opt. Call N/R 671,909
275 Concord Station Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2016A-2, 4.125%, 5/01/26
No Opt. Call N/R 279,051
100 Connerton West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2 Phase 2, 4.625%, 5/01/28
No Opt. Call N/R 102,404
Copper Creek Community Development District, Port Saint
Lucie, Florida, Special Assessment Bonds, Series 2019:
135 3.875%, 11/01/24, 144A No Opt. Call N/R 136,265
270 4.000%, 11/01/29, 144A No Opt. Call N/R 275,322
Coral Keys Homes Community Development District,
Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Series 2020:
155 2.750%, 5/01/25 No Opt. Call N/R 154,025
165 3.125%, 5/01/30 No Opt. Call N/R 158,842
1,000 Cordoba Ranch Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Refunding Series 2021,
3.000%, 5/01/37
5/31 at 100.00 N/R 883,100
1,555 Corkscrew Farms Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016, 4.250%,
11/01/27
No Opt. Call N/R 1,572,043
Corkscrew Farms Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2017:
335 3.750%, 11/01/23, 144A No Opt. Call N/R 335,821
710 4.500%, 11/01/28, 144A No Opt. Call N/R 724,924
Creek Preserve Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2019:
465 3.875%, 11/01/24, 144A No Opt. Call N/R 470,096
1,200 4.250%, 11/01/30, 144A 11/29 at 100.00 N/R 1,236,636

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
220
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 525 Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%,
11/01/27
No Opt. Call N/R $ 541,391
Creekview Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase 1
Project Series 2022:
735 3.875%, 5/01/27 , (WI/DD, Settling 4/12/22) No Opt. Call N/R 736,198
1,000 4.250%, 5/01/32 , (WI/DD, Settling 4/12/22) No Opt. Call N/R 1,006,800
2,455 4.625%, 5/01/42 , (WI/DD, Settling 4/12/22) 5/32 at 100.00 N/R 2,476,555
Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018:
405 4.375%, 11/01/24, 144A No Opt. Call N/R 411,755
795 4.750%, 11/01/29, 144A No Opt. Call N/R 840,212
Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022:
500 3.400%, 5/01/27 No Opt. Call N/R 497,680
1,000 3.750%, 5/01/32 No Opt. Call N/R 995,820
Crossings at Fleming Island Community Development
District, Florida, Special Assessment Revenue Bonds,
Refunding Senior Lien Series 2014A-1:
815 4.000%, 5/01/24 No Opt. Call BBB 818,391
6,355 4.500%, 5/01/30 5/24 at 100.00 BBB 6,427,955
Crystal Cay Community Development District, Florida,
Special Assessment Bonds, 2021 Project, Series 2021:
225 2.250%, 5/01/26 No Opt. Call N/R 212,119
325 2.700%, 5/01/31 No Opt. Call N/R 291,505
855 3.050%, 5/01/41 5/31 at 100.00 N/R 726,126
2,095 Currents Community Development District, Collier County, Florida, Capital
Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41, 144A
No Opt. Call N/R 2,057,374
Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bpnds, Series
2020A:
680 3.000%, 5/01/25, 144A No Opt. Call N/R 676,627
1,290 3.500%, 5/01/30, 144A No Opt. Call N/R 1,266,793
360 4.000%, 5/01/40, 144A 5/31 at 100.00 N/R 357,818
Cypress Park Estates Community Development District,
Florida, Special Assessment Revenue Bonds, Assessment
Area 1 Project, Series 2020:
235 2.625%, 5/01/25, 144A No Opt. Call N/R 229,677
295 3.250%, 5/01/30, 144A No Opt. Call N/R 280,755
560 Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Project, Series 2020,
4.000%, 5/01/40, 144A
5/32 at 100.00 N/R 556,399
Cypress Preserve Community Development District, Pasco
County, Florida, Special Assessment Bonds, Assessment
Area 2, Series 2019:
955 3.750%, 11/01/31 11/29 at 100.00 N/R 953,892
1,670 4.000%, 11/01/39 11/29 at 100.00 N/R 1,670,050
Downden West Community Development District, Florida,
Revenue Bonds Series 2018:
100 4.350%, 5/01/23, 144A No Opt. Call N/R 100,545
720 4.850%, 5/01/29, 144A No Opt. Call N/R 753,358
1,160 Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Assessment Area 2, Series 2018, 4.250%, 12/15/28,
144A
No Opt. Call N/R 1,195,229

221
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,535 Durbin Crossing Community Development District, Florida, Special
Assessment Bonds, Senior Refunding Series 2017A-1, 5.000%, 5/01/32
- AGM Insured
5/27 at 100.00 AA $ 2,858,517
Eagle Pointe Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2020 Project
Assessment Area Series 2020:
300 3.000%, 5/01/25, 144A No Opt. Call N/R 299,994
575 3.625%, 5/01/31, 144A 5/30 at 100.00 N/R 569,934
East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021:
130 2.500%, 5/01/26 No Opt. Call N/R 125,370
245 3.000%, 5/01/31 No Opt. Call N/R 228,151
650 3.300%, 5/01/41 5/31 at 100.00 N/R 581,633
345 East Bonita Beach Road Community Development District, Bonita Springs,
Florida, Special Assessment Bonds, Area 1 Series 2018, 4.375%,
11/01/29, 144A
11/28 at 100.00 N/R 356,351
1,715 East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2015, 4.250%, 5/01/25
5/22 at 100.00 N/R 1,719,322
East Homestead Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019:
160 3.750%, 11/01/24 No Opt. Call N/R 161,415
280 4.125%, 11/01/29 No Opt. Call N/R 287,666
East Nassau Stewardship District, Florida, Special
Assessment Revenue Bonds, Series 2018:
185 4.250%, 5/01/24 No Opt. Call N/R 186,795
530 4.600%, 5/01/29 No Opt. Call N/R 552,461
East Nassau Stewardship District, Florida, Special
Assessment Revenue Bonds, Series 2021:
390 2.400%, 5/01/26 No Opt. Call N/R 376,857
500 3.000%, 5/01/31 No Opt. Call N/R 467,440
1,270 3.500%, 5/01/41 5/31 at 100.00 N/R 1,154,112
Eden Hills Community Development District, Lake Alfred,
Florida, Special Assessment Revenue Bonds, Phase 1
Series 2020:
85 2.750%, 5/01/25 No Opt. Call N/R 83,660
110 3.250%, 5/01/30 No Opt. Call N/R 105,002
Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2021:
425 2.500%, 5/01/26 No Opt. Call N/R 415,420
800 3.100%, 5/01/31 No Opt. Call N/R 766,848
2,000 3.600%, 5/01/41 5/31 at 100.00 N/R 1,893,860
Entrada Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021:
270 2.125%, 5/01/26, 144A No Opt. Call N/R 261,346
370 2.625%, 5/01/31, 144A No Opt. Call N/R 345,451
Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2018A-1:
465 4.500%, 11/01/23, 144A No Opt. Call N/R 471,385
1,690 5.000%, 11/01/29, 144A No Opt. Call N/R 1,781,192
185 Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2,
5.600%, 11/01/29, 144A
No Opt. Call N/R 198,718

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
222
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021:
$ 430 3.000%, 5/01/31 No Opt. Call N/R $ 396,245
850 3.500%, 5/01/41 5/31 at 100.00 N/R 777,988
Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2021A:
385 2.450%, 11/01/26, 144A No Opt. Call N/R 366,385
675 3.100%, 11/01/31, 144A No Opt. Call N/R 625,880
1,810 3.400%, 11/01/41, 144A 11/31 at 100.00 N/R 1,626,647
565 Epperson Ranch Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/28
11/27 at 100.00 N/R 585,594
Epperson Ranch II Community Development District,
Florida, Capital Improvement Revenue Bonds, Series
2018A-1:
215 4.250%, 5/01/24, 144A No Opt. Call N/R 216,948
130 5.500%, 11/01/29, 144A No Opt. Call N/R 137,757
280 5.000%, 5/01/30, 144A 5/29 at 100.00 N/R 292,214
735 ESCROW MCLEOD USA, 6.500%, 3/04/26 (7) No Opt. Call N/R 14,700
1,000 Esplanade Lake Club Community Development District, Lee County,
Florida, Capital Improvement Bonds, Series 2019A-1, 3.625%, 11/01/30
11/29 at 100.00 N/R 990,780
300 Esplanade Lake Club Community Development District, Lee County,
Florida, Capital Improvement Bonds, Series 2019A-2, 3.625%, 11/01/30
11/29 at 100.00 N/R 297,234
680 Estancia at Wiregrass Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%,
11/01/26
No Opt. Call N/R 730,320
Evergreen Community Development District, Florida,
Special Assessment Bonds, Series 2019:
210 4.125%, 11/01/24, 144A No Opt. Call N/R 211,869
500 4.250%, 11/01/29, 144A No Opt. Call N/R 512,865
350 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020, 4.000%, 5/01/40
5/30 at 100.00 N/R 348,806
300 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2017A,
5.000%, 6/15/27, 144A
6/26 at 100.00 N/R 304,512
260 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2018A,
5.000%, 6/15/28, 144A
6/26 at 100.00 N/R 263,315
1,630 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A,
5.000%, 6/15/31, 144A
6/29 at 102.00 N/R 1,714,124
1,025 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series
2014A, 5.750%, 7/01/24
No Opt. Call N/R 1,046,453
905 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series
2017A, 5.000%, 7/01/27, 144A
No Opt. Call N/R 920,702
4,040 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C,
5.150%, 7/01/27, 144A
No Opt. Call N/R 4,214,730
600 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Dreamers Academy Project, Taxable Series 2022B, 5.250%,
1/15/28, 144A
No Opt. Call N/R 574,644

223
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 3,425 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A, 4.000%,
7/15/26, 144A
No Opt. Call N/R $ 3,445,550
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter
Academy, Series 2021A:
625 4.000%, 6/30/36, 144A 6/28 at 100.00 Ba2 636,025
765 4.000%, 6/30/41, 144A 6/28 at 100.00 Ba2 767,058
930 4.000%, 6/30/46, 144A 6/28 at 100.00 Ba2 903,207
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Miami Arts Charter School
Projects, Series 2014:
430 5.000%, 6/15/24, 144A No Opt. Call N/R 420,884
3,750 5.625%, 6/15/29, 144A 6/24 at 100.00 N/R 3,565,387
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School
Income Projects, Series 2015A:
1,560 5.000%, 6/15/25, 144A No Opt. Call N/R 1,619,233
4,900 6.125%, 6/15/46, 144A 6/25 at 100.00 N/R 5,279,407
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2012A:
240 5.500%, 6/15/22, 144A No Opt. Call N/R 241,301
2,000 6.000%, 6/15/32, 144A 6/22 at 100.00 N/R 2,010,140
2,230 6.125%, 6/15/43, 144A 6/22 at 100.00 N/R 2,240,771
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2013A:
5,165 6.375%, 12/15/25, (Pre-refunded 6/15/23) 6/23 at 100.00 N/R (6) 5,389,987
500 8.500%, 6/15/44, (Pre-refunded 6/15/23) 6/23 at 100.00 N/R (6) 538,405
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A:
1,750 5.750%, 6/15/29 6/24 at 100.00 N/R 1,844,238
1,510 6.000%, 6/15/34 6/24 at 100.00 N/R 1,594,318
470 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 4.000%,
9/15/30, 144A
9/27 at 100.00 N/R 477,121
1,625 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation Inc. Projects, Series
2016A, 5.125%, 6/15/26, 144A
No Opt. Call N/R 1,688,814
79,770 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 84,277,803
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project, Series 2019A:
28,220 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 5/22 at 102.00 N/R 28,359,407
57,595 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 5/22 at 103.00 N/R 57,737,835
57,735 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 5/22 at 103.00 N/R 57,841,810
17,940 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/23), 144A
5/22 at 102.50 N/R 17,418,843

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
224
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Senior Living
Revenue Bonds, Glenridge on Palmer Ranch Project,
Refunding Series 2021:
$ 275 5.000%, 6/01/31 6/28 at 103.00 N/R $ 298,543
225 5.000%, 6/01/35 6/28 at 103.00 N/R 241,920
4,900 Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Jacksonville University Project, Series 2018A-1, 4.500%, 6/01/33, 144A
6/28 at 100.00 N/R 4,978,792
770 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2015-1, 3.750%, 7/01/35
1/25 at 100.00 Aaa 776,853
715 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 5 Project, Series 2016, 4.350%,
11/01/27
11/26 at 100.00 N/R 731,888
740 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2013, 6.000%, 11/01/27
11/24 at 100.00 N/R 781,906
320 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call N/R 325,789
525 Forest Brooke Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017, 4.500%, 12/15/27
No Opt. Call N/R 543,218
120 Gateway Services Community Development District, Fort Myers Lee
County, Florida, Special Assessment Bonds, Refunding Series 2013,
5.250%, 5/01/23
No Opt. Call N/R 121,872
75 Glen St Johns Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38
5/22 at 100.00 N/R 75,118
Gracewater Sarasota Community Development District,
Sarasota County, Florida, Capital Improvement Revenue
Bonds, Series 2021:
470 2.400%, 5/01/26, 144A No Opt. Call N/R 453,292
665 2.950%, 5/01/31, 144A No Opt. Call N/R 619,507
840 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 4.250%, 5/01/26
No Opt. Call N/R 856,246
985 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28
5/24 at 100.00 N/R 1,018,776
1,275 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28
5/24 at 100.00 N/R 1,334,530
Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment
Area 3, Series 2021:
200 2.625%, 11/01/26, 144A No Opt. Call N/R 191,976
220 3.200%, 11/01/31, 144A No Opt. Call N/R 204,549
560 3.500%, 11/01/41, 144A 11/31 at 100.00 N/R 504,157
Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A:
280 3.750%, 11/01/24 No Opt. Call N/R 282,257
550 4.125%, 11/01/29 No Opt. Call N/R 562,232
700 Grove Resort Community Development District, Orange County, Florida,
Special Assessment Revenue Bonds, Series 2017A, 5.000%, 11/01/28
No Opt. Call N/R 734,797
110 Gulfstream Polo Community Development District, Palm Beach County,
Florida, Special Assessment Bonds, Phase 1 Project, Series 2017,
4.000%, 11/01/27
No Opt. Call N/R 112,741
270 Hacienda Lakes Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2016, 4.500%, 5/01/36
5/26 at 100.00 N/R 277,897

225
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Hammock Reserve Community Development District,
Haines City, Florida, Special Assessment Revenue Bonds,
Area 2 Project, Series 2021:
160 2.375%, 5/01/26 No Opt. Call N/R 152,056
205 3.000%, 5/01/31 No Opt. Call N/R 187,013
525 3.375%, 5/01/41 5/31 at 100.00 N/R 464,200
2,195 Harmony Community Development District, Florida, Capital Improvement
Revenue Bonds, Special Assessment, Refunding Series 2014, 5.000%,
5/01/25
5/24 at 100.00 N/R 2,234,532
Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018:
145 4.125%, 5/01/24, 144A No Opt. Call N/R 146,508
425 4.750%, 5/01/29, 144A No Opt. Call N/R 443,785
485 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 1, Series 2019, 3.500%, 11/01/30
11/29 at 100.00 N/R 478,967
150 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 2, Series 2019, 3.625%, 11/01/30
11/29 at 100.00 N/R 148,796
1,740 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2017, 4.000%, 1/01/28
1/27 at 100.00 N/R 1,772,051
655 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2018, 4.500%, 1/01/28
No Opt. Call N/R 678,672
165 Hemingway Point Community Development District, Florida, Special
Assessment Bonds, Phase 2 Project, Series 2014, 4.625%, 11/01/24
No Opt. Call N/R 168,130
695 Heritage Harbour North Community Development District, Florida, Capital
Improvement Revenue Bond, Refunding Series 2017A-1, 5.000%,
5/01/27 - AGM Insured
No Opt. Call AA 776,989
120 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area Four, Series 2019A-2,
5.375%, 11/01/29, 144A
No Opt. Call N/R 120,403
25 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area Three, Series 2019A-2,
5.375%, 11/01/29, 144A
No Opt. Call N/R 26,116
Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2019A-1:
230 4.125%, 11/01/24, 144A No Opt. Call N/R 233,429
450 4.500%, 11/01/29, 144A No Opt. Call N/R 468,050
Hidden Creek North Community Development District,
Florida, Special Assessment Bonds, 2019 Project, Series
2019A-1:
360 3.500%, 11/01/24 No Opt. Call N/R 361,051
845 4.000%, 11/01/30 11/29 at 100.00 N/R 852,825
Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment
Revenue Bonds, Assessment Area 7/7A Project, Series
2019:
245 3.875%, 11/01/31 11/29 at 100.00 N/R 246,384
40 4.200%, 11/01/39 11/29 at 100.00 N/R 40,517
Highland Meadows West Community Development
District, Haines City, Florida, Special Assessment Bonds,
Area 2 Project, Series 2020A:
210 3.250%, 5/01/31 5/30 at 100.00 N/R 204,559
420 3.625%, 5/01/40 5/30 at 100.00 N/R 399,340

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
226
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 150 Highland Meadows West Community Development District, Haines
City, Florida, Special Assessment Bonds, Area 3 Project, Series 2020A,
3.625%, 5/01/40
5/30 at 100.00 N/R $ 142,621
Highland Meadows West Community Development
District, Haines City, Florida, Special Assessment Bonds,
Series 2019:
180 4.000%, 11/01/24, 144A No Opt. Call N/R 183,080
540 4.125%, 11/01/29, 144A No Opt. Call N/R 560,126
Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Series 2018:
120 4.250%, 6/15/24, 144A No Opt. Call N/R 121,281
245 4.750%, 6/15/29, 144A No Opt. Call N/R 256,532
225 Hunter's Ridge Community Development District 1, Flagler County,
Florida, Special Assessment Bonds, Assessment Area 1, Series 2019,
4.250%, 11/01/29, 144A
No Opt. Call N/R 230,963
48 Islands at Doral III Community Development District, Doral, Florida,
Special Assessment Bonds, Expanded Area Project, Series 2014,
4.750%, 5/01/25
5/24 at 100.00 N/R 48,948
485 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2015, 4.375%,
11/01/25
No Opt. Call N/R 494,569
270 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2017, 4.000%,
11/01/27
No Opt. Call N/R 274,031
115 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%,
11/01/24
No Opt. Call N/R 116,924
Kindred Community Development District II, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2021:
165 2.200%, 5/01/26 No Opt. Call N/R 159,539
235 2.700%, 5/01/31 No Opt. Call N/R 219,438
300 Kindred Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2016, 4.000%, 5/01/26
No Opt. Call N/R 305,763
455 Kindred Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2017, 4.000%, 5/01/27
No Opt. Call N/R 465,010
Kingman Gate Community Development District,
Homestead, Florida, Special Assessment Bonds, Project
2021 Series 2021:
200 2.500%, 6/15/26 No Opt. Call N/R 195,228
250 3.125%, 6/15/31 No Opt. Call N/R 238,965
750 3.600%, 6/15/41 6/31 at 100.00 N/R 706,185
730 Lake Ashton Community Development District, Polk County, Florida,
Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/25
No Opt. Call N/R 758,178
3,000 Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at
Waterman Village Project, Series 2020A, 5.500%, 8/15/40
8/27 at 103.00 N/R 3,126,270
3,500 Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at
Waterman Village Project, Series 2020B-2, 3.750%, 8/15/27
5/22 at 100.00 N/R 3,500,560
2,000 Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at
Waterman Village Project, Series 2020B-3, 3.375%, 8/15/26
5/22 at 100.00 N/R 2,001,860

227
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A:
$ 450 5.000%, 1/15/29, 144A No Opt. Call N/R $ 478,503
550 5.000%, 1/15/39, 144A 7/29 at 100.00 N/R 574,508
25 Lake Powell Residential Golf Community Development District, Bay
County, FLorida, Special ASsessment Revenue Refunding Bonds, Series
2012, 5.250%, 11/01/22
No Opt. Call N/R 25,353
1,855 Lakes by the Bay South Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24
No Opt. Call N/R 1,925,731
350 Lakeside Community Development District, Pasco County, Florida, Capital
Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25
No Opt. Call N/R 356,535
Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018:
95 4.000%, 5/01/23 No Opt. Call N/R 95,309
550 4.600%, 5/01/28 No Opt. Call N/R 569,217
Lakeside Preserve Community Development District,
Lakeland, Florida, Special Assessment Bonds, Series 2019:
50 3.875%, 5/01/24 No Opt. Call N/R 50,315
145 4.250%, 5/01/29 No Opt. Call N/R 148,568
Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1,
Series 2021:
130 2.625%, 5/01/26 No Opt. Call N/R 124,356
120 3.200%, 5/01/31 No Opt. Call N/R 111,317
325 3.625%, 5/01/41 5/31 at 100.00 N/R 293,485
515 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 4.300%, 5/01/27, 144A
No Opt. Call N/R 530,955
275 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Isles Lakewood Ranch Project, Series 2019, 3.875%,
5/01/29
No Opt. Call N/R 281,531
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Lakewood Centre North
Project, Series 2015:
245 4.250%, 5/01/25 No Opt. Call N/R 249,516
665 4.875%, 5/01/35 5/25 at 100.00 N/R 686,466
1,095 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Lakewood Ranch South Project, Series 2016, 4.250%,
5/01/26
No Opt. Call N/R 1,117,940
535 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018,
4.250%, 5/01/28
No Opt. Call N/R 551,826
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood
Ranch Project, Series 2021:
185 2.300%, 5/01/26, 144A No Opt. Call N/R 178,042
210 2.700%, 5/01/31, 144A No Opt. Call N/R 194,370
560 Landings at Miami Coummunity Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2018, 4.125%,
11/01/28, 144A
No Opt. Call N/R 572,040
Lee County Industrial Development Authority, Florida,
Charter School Revenue Bonds, Lee County Community
Charter Schools, Series 2007A:
3,940 5.250%, 6/15/27 5/22 at 100.00 BB- 3,944,413
5,000 5.375%, 6/15/37 5/22 at 100.00 BB- 5,004,150

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
228
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project,
Series 2017A:
$ 325 5.000%, 12/01/27, 144A 12/22 at 105.00 N/R $ 317,473
210 5.375%, 12/01/32, 144A 12/22 at 105.00 N/R 201,350
Leomas Landing Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2021:
115 2.400%, 5/01/26 No Opt. Call N/R 109,663
165 2.950%, 5/01/31 No Opt. Call N/R 151,882
415 3.350%, 5/01/41 5/31 at 100.00 N/R 365,611
LTC Rance Residential Community Development District,
Port Saint Lucie, Florida, Special Assessment Bonds,
Assessment Area 1 Project, Series 2021A:
400 2.500%, 5/01/26 No Opt. Call N/R 389,480
700 3.125%, 5/01/31 No Opt. Call N/R 656,495
2,000 3.450%, 5/01/41 5/31 at 100.00 N/R 1,857,180
4,445 LTC Rance Residential Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2021B, 3.250%, 5/01/31
11/22 at 100.00 N/R 4,255,421
Lucerne Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019:
125 3.800%, 5/01/24 No Opt. Call N/R 125,859
415 4.000%, 5/01/29 No Opt. Call N/R 422,984
Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019:
680 3.625%, 5/01/24 No Opt. Call N/R 680,524
2,385 3.875%, 5/01/30 No Opt. Call N/R 2,343,286
395 Majorca Isles Community Development District, Mianmi Gardens, Florida,
Special Assessment Bonds, Series 2015, 5.000%, 5/01/25
No Opt. Call N/R 410,366
900 Mediterranea Community Development District, Riviera Beach, Florida,
Special Assessment Bonds, Area 2 Project, Refunding & Improvement
Series 2017, 4.250%, 5/01/29
5/28 at 100.00 N/R 951,381
655 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter School
Inc Project, Series 2020A, 4.250%, 6/01/30, 144A
6/26 at 103.00 N/R 631,518
1,920 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 5.250%, 7/01/27, 144A
No Opt. Call N/R 1,965,946
Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017:
600 5.000%, 7/01/25 No Opt. Call BB+ 594,474
1,000 5.000%, 7/01/28 7/27 at 100.00 BB+ 977,400
1,000 5.000%, 7/01/29 7/27 at 100.00 BB+ 968,630
1,315 5.000%, 7/01/30 7/27 at 100.00 BB+ 1,269,251
1,605 5.000%, 7/01/31 7/27 at 100.00 BB+ 1,532,406
695 5.000%, 7/01/32 7/27 at 100.00 BB+ 664,344
Miami World Center Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds,
Series 2017:
3,145 4.750%, 11/01/27 No Opt. Call N/R 3,352,287
2,500 5.125%, 11/01/39 11/27 at 100.00 N/R 2,719,675
12,835 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2005D, 1.160%, 7/01/33 - AMBAC Insured, (UB) (4)
6/21 at 100.00 BBB+ 12,884,800

229
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 12,830 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2005E, 1.160%, 7/01/34 - AMBAC Insured, (UB) (4)
6/21 at 100.00 BBB+ $ 12,876,958
450 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Project, Series 2014, 5.000%, 9/15/24
No Opt. Call BBB 463,864
550 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%,
9/15/25, 144A
No Opt. Call N/R 565,323
1,000 Miami-Dade County Industrual Development Authority, Florida, Revenue
Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/32
1/28 at 100.00 BBB- 1,068,240
Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2021:
850 5.000%, 10/01/34 10/31 at 100.00 A+ 1,017,841
1,240 5.000%, 10/01/35 10/31 at 100.00 A+ 1,477,435
1,775 5.000%, 10/01/36 10/31 at 100.00 A+ 2,104,387
Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Infrastrusture Project,
Refunding Series 2014B:
1,695 4.250%, 5/01/24 5/23 at 100.00 N/R 1,720,086
2,625 5.000%, 5/01/29 5/23 at 100.00 N/R 2,672,775
Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Parking Garage
Project, Refunding Series 2014A:
1,135 4.250%, 5/01/24 5/23 at 100.00 N/R 1,151,798
4,495 5.000%, 5/01/29 5/23 at 100.00 N/R 4,576,809
2,010 5.000%, 5/01/37 5/23 at 100.00 N/R 2,038,140
825 Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29
No Opt. Call N/R 853,520
3,200 Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 4 Series 2021, 3.250%, 5/01/32
No Opt. Call N/R 2,989,856
2,110 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
5/22 at 100.00 N/R 2,111,646
Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021:
675 2.500%, 5/01/26 No Opt. Call N/R 654,554
765 3.125%, 5/01/31 No Opt. Call N/R 720,875
2,745 3.500%, 5/01/41 5/31 at 100.00 N/R 2,504,593
100 Miromar Lakes Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%,
5/01/22
No Opt. Call N/R 100,172
1,765 Miromar Lakes Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%,
5/01/28
5/25 at 100.00 N/R 1,836,200
550 Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2014, 4.750%, 11/01/25
11/24 at 100.00 N/R 566,924
535 Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2018, 4.625%, 11/01/29, 144A
11/28 at 100.00 N/R 558,160
North AR-1 of Pasco Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2021:
310 2.625%, 5/01/26 No Opt. Call N/R 299,956
450 3.125%, 5/01/31 No Opt. Call N/R 420,691
1,000 3.500%, 5/01/41 5/34 at 100.00 N/R 905,830

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
230
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
North AR-1 of Pasco Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2021A:
$ 305 2.625%, 5/01/26, 144A No Opt. Call N/R $ 290,482
395 3.250%, 5/01/31, 144A No Opt. Call N/R 363,171
1,000 3.550%, 5/01/41, 144A 5/31 at 100.00 N/R 892,200
North Boulevard Community Development District, Haines,
Polk County, Florida, Special Assessment Bonds, Series
2019:
95 4.250%, 11/01/24 No Opt. Call N/R 96,200
305 4.750%, 11/01/29 No Opt. Call N/R 317,871
North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment
Area 1, Series 2019:
235 3.625%, 5/01/24 No Opt. Call N/R 236,152
810 4.000%, 5/01/30 5/29 at 100.00 N/R 818,189
North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment
Area 2, Series 2021:
370 2.450%, 11/01/26 No Opt. Call N/R 348,684
500 3.000%, 11/01/31 No Opt. Call N/R 456,540
1,585 3.375%, 11/01/41 11/31 at 100.00 N/R 1,434,298
North Powerline Road Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Series 2020:
395 2.625%, 5/01/25 No Opt. Call N/R 389,016
490 3.125%, 5/01/30 No Opt. Call N/R 470,640
1,850 North Springs Improvement District, Browaard County, Florida, Special
Assessment Bonds, Area C, Series 2017, 4.000%, 5/01/28
No Opt. Call N/R 1,897,952
North Springs Improvement District, Broward County,
Florida, Special Assessment Bonds, Parkland Bay Unit Area,
Series 2018:
1,465 4.250%, 5/01/28, 144A No Opt. Call N/R 1,500,292
3,000 4.875%, 5/01/38, 144A 5/28 at 100.00 N/R 3,143,520
125 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 16, Refunding Series 2012,
5.125%, 8/01/22, (ETM)
No Opt. Call N/R (6) 126,620
Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit
2C, Series 2014:
1,600 4.500%, 8/01/24 No Opt. Call N/R 1,638,976
1,700 5.000%, 8/01/46 8/24 at 100.00 N/R 1,753,431
1,400 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 2C, Series 2017, 5.000%,
8/01/32
8/27 at 100.00 N/R 1,529,164
2,015 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 4.650%,
8/01/25
No Opt. Call N/R 2,086,069
Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit
53, Series 2018A:
540 4.500%, 8/01/24 No Opt. Call N/R 550,309
1,100 4.875%, 8/01/29 No Opt. Call N/R 1,165,417

231
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit
53, Series 2021:
$ 1,150 2.300%, 8/01/26 No Opt. Call N/R $ 1,116,178
1,310 2.875%, 8/01/31 No Opt. Call N/R 1,214,488
3,360 3.450%, 8/01/41 8/31 at 100.00 N/R 3,105,850
305 Oaks Shady Creek Community Development District, Florida, Special
Assessment Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call N/R 310,005
285 Old Hickory Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2020, 3.000%, 6/15/30
No Opt. Call N/R 274,515
715 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25
No Opt. Call N/R 727,362
Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series
2021:
80 2.375%, 5/01/26, 144A No Opt. Call N/R 75,484
175 2.875%, 5/01/31, 144A No Opt. Call N/R 157,523
370 3.300%, 5/01/41, 144A 5/31 at 100.00 N/R 318,929
775 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Lifespace Community Inc., Series 2015C, 5.000%, 5/15/27
5/25 at 100.00 BBB 816,005
Palm Beach County Health Facilities Authority, Florida,
Revenue Bonds, Toby & Leon Cooperman Sinai Residences
of Boca Raton, Refunding Series 2022:
200 4.000%, 6/01/26 No Opt. Call N/R 203,986
1,250 4.000%, 6/01/31 6/27 at 103.00 N/R 1,245,200
1,000 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A, 5.000%, 4/01/29, 144A
No Opt. Call Ba1 1,069,360
1,120 Palm Glades Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2017, 4.000%, 5/01/27
No Opt. Call BBB- 1,146,701
Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021:
375 2.400%, 11/01/26, 144A No Opt. Call N/R 356,741
820 2.875%, 11/01/31, 144A No Opt. Call N/R 750,620
1,615 3.150%, 11/01/41, 144A 11/31 at 100.00 N/R 1,380,728
Parker Road Community Development District, Florida,
Capital Improvement Revenue Bonds, Refudning Series
2020:
205 3.100%, 5/01/25 No Opt. Call N/R 204,567
335 3.375%, 5/01/30 No Opt. Call N/R 326,481
Parkland Preserve Community Development District, St
Johns County, Florida, Special Assessment Revenue Bonds,
Series 2019A:
175 4.500%, 5/01/24 No Opt. Call N/R 177,151
815 4.750%, 5/01/30 No Opt. Call N/R 854,315
Parrish Plantation Community Development District,
Manatee County, Florida, Special Assessment Revenue
Bonds, Assessment Area 1, Series 2021:
335 3.125%, 5/01/31 No Opt. Call N/R 316,170
1,000 3.500%, 5/01/41 5/31 at 100.00 N/R 913,660
90 Pelican Marsh Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22
No Opt. Call N/R 90,139

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
232
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Pine Isle Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2021:
$ 200 2.375%, 12/15/26, 144A No Opt. Call N/R $ 191,794
230 3.000%, 12/15/31, 144A No Opt. Call N/R 213,233
1,000 3.250%, 12/15/41, 144A 12/31 at 100.00 N/R 887,570
8,165 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021, 7.000%,
1/01/57, 144A
12/22 at 108.00 N/R 6,968,583
225 Pinellas County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, Drs. Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc., Project, Series 2019, 5.000%,
7/01/39
7/29 at 100.00 N/R 239,011
375 Poinciana West Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Series 2016-2, 5.375%,
5/01/30
5/27 at 100.00 N/R 392,662
Pompano Beach, Florida, Revenue Bonds, John Knox
Village of Florida Inc Project, Series 2021A:
1,050 4.000%, 9/01/36 9/27 at 103.00 N/R 1,062,694
1,215 4.000%, 9/01/41 9/27 at 103.00 N/R 1,216,677
Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 3 Series 2021:
200 2.500%, 5/01/26 No Opt. Call N/R 194,330
350 3.000%, 5/01/31 No Opt. Call N/R 330,473
750 3.500%, 5/01/41 5/31 at 100.00 N/R 691,350
380 Randal Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call N/R 387,182
2,400 Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/25
No Opt. Call N/R 2,517,096
Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2021:
310 2.400%, 5/01/26 No Opt. Call N/R 295,439
70 2.850%, 5/01/31 No Opt. Call N/R 64,058
195 3.150%, 5/01/41 5/31 at 100.00 N/R 171,335
530 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement
Series 2015, 4.250%, 5/01/25
No Opt. Call N/R 537,330
870 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28
11/26 at 100.00 N/R 898,762
1,030 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 4 Project, Series 2017, 4.250%, 11/01/28, 144A
11/27 at 100.00 N/R 1,064,227
Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022:
195 3.000%, 5/01/23, 144A No Opt. Call N/R 196,584
225 3.000%, 5/01/24, 144A No Opt. Call N/R 227,439
225 3.000%, 5/01/25, 144A No Opt. Call N/R 227,108
285 3.000%, 5/01/26, 144A No Opt. Call N/R 285,755
290 3.000%, 5/01/27, 144A No Opt. Call N/R 287,567
400 3.000%, 5/01/28, 144A No Opt. Call N/R 391,492
425 3.000%, 5/01/29, 144A No Opt. Call N/R 402,594
455 3.000%, 5/01/30, 144A No Opt. Call N/R 433,547
440 3.000%, 5/01/31, 144A No Opt. Call N/R 407,686
1,305 3.000%, 5/01/36, 144A 5/32 at 100.00 N/R 1,189,299

233
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project,
Series 2019:
$ 135 3.750%, 5/01/24 No Opt. Call N/R $ 135,838
500 4.000%, 5/01/30 5/29 at 100.00 N/R 507,890
415 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019, 4.000%,
5/01/30
5/29 at 100.00 N/R 423,200
Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2022:
125 2.600%, 5/01/27 No Opt. Call N/R 120,316
195 3.000%, 5/01/32 No Opt. Call N/R 182,350
495 3.300%, 5/01/42 5/32 at 100.00 N/R 445,342
River Glen Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021:
500 2.375%, 5/01/26 No Opt. Call N/R 486,215
350 3.000%, 5/01/31 No Opt. Call N/R 334,120
1,000 3.375%, 5/01/41 5/31 at 100.00 N/R 917,610
River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-1:
1,000 3.000%, 5/01/31 No Opt. Call N/R 923,670
1,000 3.000%, 5/01/36 5/31 at 100.00 N/R 881,350
River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-2:
1,000 3.000%, 5/01/31 No Opt. Call N/R 917,930
1,000 3.000%, 5/01/36 5/31 at 100.00 N/R 875,210
495 Riverbend West Community Development District, Hilsborough County,
Florida, Special Assessment Bonds, Series 2019, 4.000%, 11/01/39,
144A
11/29 at 100.00 N/R 494,718
565 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 4.375%, 5/01/28
No Opt. Call N/R 577,989
Rivers Edge II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021:
350 2.400%, 5/01/26 No Opt. Call N/R 333,424
300 3.000%, 5/01/31 No Opt. Call N/R 274,707
1,040 3.500%, 5/01/41 5/31 at 100.00 N/R 930,176
Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021:
260 2.400%, 5/01/26, 144A No Opt. Call N/R 251,238
300 3.000%, 5/01/31, 144A No Opt. Call N/R 281,277
780 3.500%, 5/01/41, 144A 5/31 at 100.00 N/R 713,614
790 Rivington Community Development District, Debary, Florida, Special
Assessment Revenue Bonds, 2020 Assessmet Area, Series 2020,
3.375%, 5/01/31
5/30 at 100.00 N/R 762,642
355 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26
No Opt. Call N/R 365,909
Rolling Hills Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2020A-1:
285 3.875%, 5/01/30 No Opt. Call N/R 281,104
805 4.625%, 5/01/40 5/30 at 100.00 N/R 803,994

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
234
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Rolling Oaks Community Development District, Florida,
Special Assessment Bonds, Series 2016:
$ 220 4.500%, 11/01/22 No Opt. Call N/R $ 222,079
1,885 5.250%, 11/01/28 11/27 at 100.00 N/R 2,008,807
Rolling Oaks Community Development District, Florida,
Special Assessment Bonds, Series 2018:
195 4.375%, 11/01/23, 144A No Opt. Call N/R 197,358
640 4.875%, 11/01/28, 144A No Opt. Call N/R 671,136
195 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2014, 6.125%, 11/01/27
11/24 at 100.00 N/R 209,855
500 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, South Parcel Series 2017, 4.250%, 11/01/28, 144A
11/27 at 100.00 N/R 512,660
10,650 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021B, 2.720%, 10/01/24,
(Mandatory Put 4/01/24), 144A
No Opt. Call N/R 10,354,463
2,000 Saint Johns County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Westminster Pines, Series 2017A, 4.125%,
8/01/47, (Pre-refunded 8/01/22), (Mandatory Put 8/01/24)
8/22 at 101.00 N/R (6) 2,039,460
1,055 San Simeon Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, 2019 Project Series 2019, 3.750%,
6/15/31, 144A
6/29 at 100.00 N/R 1,070,477
Sawyers Landing Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2021:
595 3.250%, 5/01/26, 144A No Opt. Call N/R 589,603
1,165 3.750%, 5/01/31, 144A No Opt. Call N/R 1,155,237
290 4.125%, 5/01/41, 144A 5/31 at 100.00 N/R 291,630
Scenic Terrace South Community Development District,
Lake Hamilton, Florida, Special Assessment Revenue
Bonds, Series 2022 Project, Series 2022:
515 3.750%, 5/01/27, 144A , (WI/DD, Settling 4/06/22) No Opt. Call N/R 512,636
875 4.125%, 5/01/32, 144A , (WI/DD, Settling 4/06/22) No Opt. Call N/R 876,759
Seminole County Industrial Development Authority,
Florida, Retirement Facility Revenue Bonds, Legacy Pointe
At UCF Project, Series 2019A:
5,000 5.000%, 11/15/29 11/26 at 103.00 N/R 5,133,450
2,000 5.250%, 11/15/39 11/26 at 103.00 N/R 2,040,100
5,200 5.500%, 11/15/49 11/26 at 103.00 N/R 5,303,272
Shell Point Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Refunding
Series 2019:
250 4.000%, 11/01/24, 144A No Opt. Call N/R 252,403
740 4.500%, 11/01/29, 144A No Opt. Call N/R 766,144
Sherwood Manor Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Area One, Series 2018:
135 4.000%, 11/01/23, 144A No Opt. Call N/R 136,167
540 4.625%, 11/01/29, 144A No Opt. Call N/R 560,833
Shingle Creek at Branson Community Development
District, Osceola County, Florida, Special Assessment
Revenue Bonds, Series 2021:
500 2.500%, 6/15/26 No Opt. Call N/R 483,065
500 3.100%, 6/15/31 No Opt. Call N/R 471,020
1,000 3.500%, 6/15/41 6/31 at 100.00 N/R 926,370
290 Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Assessment Area 1A, Series 2018A-1, 5.000%,
11/01/28, 144A
No Opt. Call N/R 300,153

235
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 85 Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2017A-1, 5.000%, 11/01/27, 144A
No Opt. Call N/R $ 87,013
300 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding Series
2015, 4.375%, 5/01/25
5/24 at 101.00 N/R 305,691
Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 2, Series 2017A:
385 3.625%, 11/01/23 No Opt. Call N/R 388,623
1,125 4.500%, 11/01/28 11/27 at 100.00 N/R 1,170,540
Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 3B, Refunding Series 2021:
230 2.500%, 5/01/26 No Opt. Call N/R 221,669
325 3.100%, 5/01/31 No Opt. Call N/R 296,085
1,000 3.400%, 5/01/41 5/31 at 100.00 N/R 874,670
565 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016, 4.750%,
11/01/28
11/27 at 100.00 N/R 585,606
Solterra Resort Community Development District, Polk
County, Florida, Special Assessment Bonds, Series 2018:
160 4.000%, 5/01/23 No Opt. Call N/R 160,840
1,145 4.750%, 5/01/29 No Opt. Call N/R 1,194,040
South Creek Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Area 1 Series 2021:
150 2.375%, 6/15/26 No Opt. Call N/R 145,099
175 2.875%, 6/15/31 No Opt. Call N/R 164,413
500 3.250%, 6/15/41 6/31 at 100.00 N/R 454,450
800 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29
5/27 at 100.00 N/R 833,344
South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series
2018:
205 4.000%, 5/01/24 No Opt. Call N/R 207,062
595 4.625%, 5/01/29 5/28 at 100.00 N/R 622,662
235 South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A2,
4.350%, 5/01/26
No Opt. Call N/R 240,642
1,925 Southeast Overtown/Park West Community Redevelopement Agency,
Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%,
3/01/24, 144A
No Opt. Call BBB+ 2,023,233
Southern Grove Community Develoment District 5, Port
Saint Lucie, Florida, Special Assessment Bonds, Community
Infrastructure Series 2021:
425 2.400%, 5/01/26 No Opt. Call N/R 402,156
600 2.800%, 5/01/31 No Opt. Call N/R 540,708
1,500 3.125%, 5/01/41 5/31 at 100.00 N/R 1,274,745
Southern Grove Community Development District 5,
Florida, Special Assessment Infrastructure Bonds, Series
2019:
95 2.875%, 5/01/24 No Opt. Call N/R 94,855
295 3.250%, 5/01/29 No Opt. Call N/R 292,782
370 3.600%, 5/01/34 5/29 at 100.00 N/R 363,932

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
236
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 3,340 Southshore Bay Community Development District, Hillsborough County,
Florida, Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2021, 3.000%, 5/01/33, 144A
No Opt. Call N/R $ 2,982,787
Spencer Creek Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2019:
150 3.750%, 5/01/24 No Opt. Call N/R 151,188
430 4.375%, 5/01/29 No Opt. Call N/R 446,757
320 Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area One Project, Series 2014,
4.750%, 11/01/24
No Opt. Call N/R 327,373
Spring Lake Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Area Two Project, Series 2017:
160 3.750%, 11/01/22, 144A No Opt. Call N/R 160,625
1,290 4.500%, 11/01/28, 144A 11/27 at 100.00 N/R 1,332,209
Stellar North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2021
Project, Series 2021:
200 2.450%, 5/01/26, 144A No Opt. Call N/R 189,056
370 3.000%, 5/01/31, 144A No Opt. Call N/R 335,105
1,000 3.200%, 5/01/41, 144A 5/31 at 100.00 N/R 858,910
Stillwater Community Development District, Saint John's
County, Florida, Special Assessment Bonds,  2021 Project
Series 2021:
400 2.375%, 6/15/26, 144A No Opt. Call N/R 386,820
200 3.000%, 6/15/31, 144A No Opt. Call N/R 189,462
1,290 3.500%, 6/15/41, 144A 6/31 at 100.00 N/R 1,207,375
Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding
Series 2021:
275 2.250%, 11/01/26, 144A No Opt. Call N/R 264,641
355 3.000%, 11/01/32, 144A No Opt. Call N/R 328,982
750 3.300%, 11/01/41, 144A 11/32 at 100.00 N/R 670,695
330 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-1, 5.000%, 11/01/27
No Opt. Call N/R 337,771
730 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-3, 5.875%, 11/01/29
5/22 at 101.00 N/R 737,775
1,000 Stoneybrook South at Championsgate Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds, 2019
Assessment Area Series 2019NM, 4.000%, 6/15/30
6/29 at 100.00 N/R 1,020,580
550 Stoneybrook South at Championsgate Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K
Assessment Area, Series 2017, 4.000%, 12/15/28
No Opt. Call N/R 567,908
210 Stoneybrook South Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2013,
5.500%, 5/01/24
5/23 at 100.00 N/R 217,356
975 Stoneybrook South Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area Two-A
Project, Series 2014, 4.750%, 11/01/24
No Opt. Call N/R 1,006,970
505 Storey Creek Community Development District, Osceloa County, Florida,
Special Assessment Bonds, Assessment Area 1 Project, Series 2019,
3.625%, 12/15/30
12/29 at 100.00 N/R 505,576

237
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Storey Drive Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2022:
$ 200 2.550%, 6/15/27, 144A No Opt. Call N/R $ 187,980
375 3.000%, 6/15/32, 144A No Opt. Call N/R 339,251
1,000 3.250%, 6/15/42, 144A 6/32 at 100.00 N/R 867,170
Storey Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Assessment
Area Four Project, Series 2021:
110 2.375%, 6/15/26, 144A No Opt. Call N/R 106,156
170 2.875%, 6/15/31, 144A No Opt. Call N/R 159,081
1,035 Storey Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2015,
4.500%, 11/01/26
11/25 at 100.00 N/R 1,064,715
Summer Woods Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area
1 Project, Series 2018A-1:
125 4.000%, 11/01/23, 144A No Opt. Call N/R 126,324
450 5.000%, 11/01/29, 144A 11/28 at 100.00 N/R 473,796
Summer Woods Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area
2 Project, Series 2020:
485 3.300%, 5/01/31 5/30 at 100.00 N/R 465,799
125 3.750%, 5/01/40 5/30 at 100.00 N/R 119,296
Summer Woods Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area
3, Series 2021:
200 2.500%, 5/01/26, 144A No Opt. Call N/R 190,134
300 3.150%, 5/01/31, 144A No Opt. Call N/R 275,457
720 3.450%, 5/01/41, 144A 5/31 at 100.00 N/R 637,603
Summerstone Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Phase
1 Series 2020:
100 2.500%, 5/01/25 No Opt. Call N/R 99,033
165 3.250%, 5/01/30 No Opt. Call N/R 161,094
Summerstone Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Phase
2 Series 2021:
245 2.200%, 5/01/26, 144A No Opt. Call N/R 233,012
300 2.750%, 5/01/31, 144A No Opt. Call N/R 273,474
725 3.150%, 5/01/41, 144A 5/31 at 100.00 N/R 633,454
500 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A,
5.000%, 7/01/25
1/24 at 100.00 A- 524,060
390 Tapestry Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2016, 4.250%, 5/01/26
No Opt. Call N/R 398,494
Three Rivers Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019A-1:
560 3.875%, 5/01/24 No Opt. Call N/R 560,924
1,630 4.125%, 5/01/29 No Opt. Call N/R 1,645,094
4,545 4.500%, 5/01/39 5/29 at 100.00 N/R 4,624,810
Timber Creek Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018:
140 4.125%, 11/01/24, 144A No Opt. Call N/R 141,628
405 4.625%, 11/01/29, 144A No Opt. Call N/R 422,508

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
238
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Timber Creek Southwest Community Development District,
Lee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021:
$ 525 2.350%, 12/15/26, 144A No Opt. Call N/R $ 507,449
800 3.000%, 12/15/31, 144A No Opt. Call N/R 753,000
210 Tolomato Community Development District, Florida, Special Assessment
Bonds, Expansion Parcel Project, Series 2018, 4.350%, 5/01/28, 144A
No Opt. Call N/R 218,390
1,205 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Senior Lien Series 2018A-2, 5.200%, 5/01/28, 144A
No Opt. Call N/R 1,256,863
Tolomato Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022A:
1,560 3.000%, 5/01/26 - AGM Insured, 144A No Opt. Call N/R 1,577,519
1,655 3.000%, 5/01/28 - AGM Insured, 144A No Opt. Call N/R 1,664,384
1,760 3.000%, 5/01/30 - AGM Insured, 144A No Opt. Call N/R 1,749,088
1,865 3.000%, 5/01/32 - AGM Insured, 144A No Opt. Call N/R 1,837,099
6,425 4.000%, 5/01/40 - AGM Insured, 144A 5/32 at 100.00 N/R 6,877,834
Tolomato Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022B:
1,750 2.625%, 5/01/27, 144A No Opt. Call N/R 1,657,337
1,545 3.000%, 5/01/32, 144A No Opt. Call N/R 1,418,403
6,000 3.250%, 5/01/40, 144A 5/32 at 100.00 N/R 5,460,900
Tolomato Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022C:
2,015 2.800%, 5/01/27, 144A No Opt. Call N/R 1,939,881
1,675 3.200%, 5/01/32, 144A No Opt. Call N/R 1,579,374
9,310 3.400%, 5/01/40, 144A 5/32 at 100.00 N/R 8,516,974
675 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2018B-2, 4.625%, 5/01/28
No Opt. Call N/R 702,587
700 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2019A-2, 3.850%, 5/01/29
No Opt. Call N/R 723,786
815 Toscana Isles Community Development District, Venice, Florida, Special
Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27
11/26 at 102.00 N/R 879,711
735 Touchstone Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019, 3.625%,
12/15/31
12/29 at 100.00 N/R 735,676
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 2B Project, Series 2018:
15 4.000%, 5/01/23 No Opt. Call N/R 15,079
150 5.000%, 5/01/28 No Opt. Call N/R 155,624
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 3A Project, Series 2018:
125 4.000%, 5/01/23 No Opt. Call N/R 125,671
720 5.000%, 5/01/28 No Opt. Call N/R 747,108
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 3B Project, Series 2019:
65 3.500%, 5/01/24 No Opt. Call N/R 65,230
365 4.000%, 5/01/30 No Opt. Call N/R 369,114
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 3C Project, Series 2019:
130 3.625%, 5/01/25 No Opt. Call N/R 130,694
500 4.000%, 5/01/31 5/30 at 100.00 N/R 504,425
120 4.450%, 5/01/39 5/30 at 100.00 N/R 123,103
135 Towne Park Community Development District, Florida, Special Assessment
Bonds, Series 2016, 5.000%, 11/01/28
11/26 at 100.00 N/R 140,474

239
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 795 Tradition Community Development District 1, Port Saint Lucie, Florida,
Irrigation System Revenue Bonds, Existing System Series 2017, 4.000%,
10/01/27
No Opt. Call N/R $ 808,205
Tradition Community Development District 9, Port Saint
Lucie, Florida, Special Assessment Bonds, Series 2021:
385 2.300%, 5/01/26 No Opt. Call N/R 370,570
115 2.700%, 5/01/31 No Opt. Call N/R 106,453
215 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1,
5.000%, 11/01/26
No Opt. Call N/R 222,934
420 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2
Project, Series 2018, 4.750%, 11/01/29, 144A
No Opt. Call N/R 438,858
Triple Creek Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2019A:
190 3.875%, 5/01/24 No Opt. Call N/R 191,429
500 4.125%, 5/01/29 No Opt. Call N/R 511,745
Triple Creek Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Village N&P Project, Series 2021:
600 2.500%, 11/01/26 No Opt. Call N/R 580,890
250 3.000%, 11/01/31 No Opt. Call N/R 234,835
1,000 3.500%, 11/01/41 11/31 at 100.00 N/R 919,200
370 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%,
5/01/25
No Opt. Call N/R 378,836
Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds,
Series 2018:
145 4.500%, 5/01/23 No Opt. Call N/R 145,850
400 5.000%, 5/01/28 No Opt. Call N/R 415,052
TSR Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Northwest
Assessment Area Parcels A, B & C, Series 2018:
155 4.000%, 11/01/24 No Opt. Call N/R 156,993
500 4.500%, 11/01/29 No Opt. Call N/R 520,755
1,415 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E &
F, Series 2017, 4.125%, 11/01/28, 144A
11/27 at 100.00 N/R 1,451,875
415 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 1 Project, Series 2015, 4.375%,
11/01/25
No Opt. Call N/R 424,582
4,500 Tuckers Pointe Community Development District, Charlotte County,
Florida, Special Assessment Notes, Master Infrastructure Project, Series
2022, 3.625%, 5/01/32
5/22 at 100.00 N/R 4,267,575
370 Turtle Run Community Development District, Florida, Special Assessment
Benefit Tax Bonds, Series 2017-2, 4.000%, 5/01/28
No Opt. Call A2 379,291
Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-1:
555 5.000%, 11/01/23 No Opt. Call N/R 560,361
1,680 5.750%, 11/01/28 No Opt. Call N/R 1,766,991

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
240
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-2:
$ 275 5.000%, 11/01/23 No Opt. Call N/R $ 277,643
1,450 6.000%, 11/01/31 No Opt. Call N/R 1,548,788
160 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2016A-2, 4.200%, 5/01/26
No Opt. Call N/R 162,395
Two Lakes Community Development District, Hialeah,
Florida, Special Assessment Bonds, Expansion Area Project,
Series 2019:
1,510 3.375%, 12/15/30 12/29 at 100.00 N/R 1,494,236
3,000 3.750%, 12/15/39 12/29 at 100.00 N/R 2,943,210
1,185 Two Rivers North Community Development District, Pasco County, Florida,
Special Assessment Bonds, Bond Anticipation Note Series 2022,
3.000%, 1/15/23, 144A
4/22 at 100.00 N/R 1,174,430
2,055 Two Rivers West Community Development District, Pasco County, Florida,
Special Assessment Bonds, Bond Anticipation Note Series 2022,
3.000%, 1/15/23
4/22 at 100.00 N/R 2,036,032
310 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27
No Opt. Call N/R 320,937
710 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 1 Series 2017A-1,
5.000%, 11/01/27, 144A
No Opt. Call N/R 734,935
Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-1:
285 4.125%, 11/01/24, 144A No Opt. Call N/R 287,867
695 4.500%, 11/01/30, 144A 11/29 at 100.00 N/R 719,054
205 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-2,
5.250%, 5/01/49, 144A
No Opt. Call N/R 217,815
Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3
Series 2021:
100 2.400%, 5/01/26, 144A No Opt. Call N/R 96,297
130 2.950%, 5/01/31, 144A No Opt. Call N/R 120,814
325 3.350%, 5/01/41, 144A 5/31 at 100.00 N/R 289,439
V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2020 Project,
Series 2020:
355 3.000%, 5/01/25, 144A No Opt. Call N/R 354,063
760 3.500%, 5/01/31, 144A No Opt. Call N/R 745,925
V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project,
Series 2021:
485 2.600%, 5/01/26 No Opt. Call N/R 470,280
685 3.125%, 5/01/31 No Opt. Call N/R 648,805
1,500 3.625%, 5/01/41 5/31 at 100.00 N/R 1,409,565
365 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.000%, 11/01/27
No Opt. Call N/R 398,116

241
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Veranda Community Development District II, Florida,
Special Assessment Revenue Bonds, Assessment Area 4
Veranda Oaks, Refunding Series 2021:
$ 300 2.500%, 5/01/26, 144A No Opt. Call N/R $ 292,005
200 2.500%, 5/01/26, 144A No Opt. Call N/R 194,670
205 3.100%, 5/01/31, 144A No Opt. Call N/R 194,219
350 3.100%, 5/01/31, 144A No Opt. Call N/R 331,594
750 3.600%, 5/01/41, 144A 5/31 at 100.00 N/R 695,047
500 3.600%, 5/01/41, 144A 5/31 at 100.00 N/R 463,365
Veranda Community Development District II, Florida,
Special Assessment Revenue Bonds, Assessment Area
One-Gardens East Project, Series 2018A:
205 4.000%, 11/01/24 No Opt. Call N/R 207,628
190 4.000%, 11/01/24 No Opt. Call N/R 192,440
390 4.500%, 11/01/29 No Opt. Call N/R 407,195
375 4.500%, 11/01/29 No Opt. Call N/R 391,564
240 Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B,
5.875%, 11/01/32
5/22 at 101.00 N/R 242,906
585 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod A Project, Series 2017, 4.250%, 11/01/28
11/27 at 100.00 N/R 595,817
460 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod B Project, Series 2017, 4.250%, 11/01/28
11/27 at 100.00 N/R 468,533
325 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod C Project, Series 2017, 4.500%, 11/01/28
11/27 at 100.00 N/R 333,521
160 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod D Project, Series 2020, 2.875%, 5/01/25
No Opt. Call N/R 158,890
Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod E Project, Series
2020:
120 2.875%, 5/01/25 No Opt. Call N/R 119,167
285 3.250%, 5/01/31 5/30 at 100.00 N/R 273,905
Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021:
325 2.375%, 5/01/26 No Opt. Call N/R 313,004
350 3.000%, 5/01/31 No Opt. Call N/R 328,734
1,000 3.375%, 5/01/41 5/31 at 100.00 N/R 908,370
200 Village Community Development District 10, Sumter County, Florida,
Special Assessment Revenue Bonds, Series 2012, 4.500%, 5/01/23
5/22 at 100.00 N/R 200,542
Village Community Development District 13, Wildwood,
Florida, Special Assessment Revenue Bonds, Series 2021:
1,000 1.800%, 5/01/26 No Opt. Call N/R 958,000
1,250 2.550%, 5/01/31 5/29 at 100.00 N/R 1,162,962
1,255 Villages of Glen Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2018A-2,
5.500%, 11/01/29, 144A
No Opt. Call N/R 1,311,237
Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 3, Refunding Series 2022:
150 2.700%, 5/01/27, 144A No Opt. Call N/R 141,228
220 3.150%, 5/01/32, 144A No Opt. Call N/R 199,894
550 3.450%, 5/01/42, 144A 5/32 at 100.00 N/R 482,867

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
242
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Series 2019:
$ 85 3.750%, 5/01/24 No Opt. Call N/R $ 85,468
225 4.000%, 5/01/29 No Opt. Call N/R 228,724
Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Series 2020:
200 2.625%, 5/01/25 No Opt. Call N/R 197,446
240 3.200%, 5/01/30 No Opt. Call N/R 231,689
1,780 Waterset Central Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%,
11/01/29, 144A
11/28 at 100.00 N/R 1,860,207
885 Waterset North Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%,
11/01/25
11/24 at 100.00 N/R 911,231
400 Wesbridge Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2019 Project, Series 2019, 3.625%, 11/01/29
No Opt. Call N/R 404,604
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit Development 7 Villages
F-1 & F-5, Series 2021:
205 2.500%, 5/01/26 No Opt. Call N/R 199,832
355 3.125%, 5/01/31 No Opt. Call N/R 338,454
810 3.500%, 5/01/41 5/31 at 100.00 N/R 752,198
3,495 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 3, Refunding Series 2017, 4.000%, 5/01/27
No Opt. Call N/R 3,569,129
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 4, Series
2016:
1,000 4.250%, 11/01/26 No Opt. Call N/R 1,024,600
210 4.625%, 11/01/31 11/26 at 100.00 N/R 217,865
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Master
Infrastructure, Series 2019:
265 4.000%, 5/01/24 No Opt. Call N/R 267,931
1,000 4.250%, 5/01/29 No Opt. Call N/R 1,036,090
135 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Village B Parcel, Series 2019, 4.250%,
5/01/29, 144A
No Opt. Call N/R 139,894
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 8 Master
Infrastructure, Series 2021:
410 2.500%, 5/01/26 No Opt. Call N/R 399,721
525 3.125%, 5/01/31 No Opt. Call N/R 500,530
1,500 3.500%, 5/01/41 5/31 at 100.00 N/R 1,392,960
810 Westside Community Development District, Florida, Special Assessment
Revenue Bonds, Refunding Series 2019, 3.750%, 5/01/29, 144A
No Opt. Call N/R 818,068
Westside Haines City Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2021:
320 2.500%, 5/01/26 No Opt. Call N/R 309,664
500 3.000%, 5/01/31 No Opt. Call N/R 470,630
1,500 3.250%, 5/01/41 5/31 at 100.00 N/R 1,358,310
2,000 Wildblue Community Development District, Florida, Special Assessment
Bonds, Series 2019, 3.750%, 6/15/30, 144A
6/29 at 100.00 N/R 2,010,720
4,775 Wildwood Utility Dependent District, Florida, Revenue Bonds, South
Sumter Utility Project, Series 2021, 5.000%, 10/01/52 - BAM Insured
10/31 at 100.00 N/R 5,424,496

243
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Willow Hammock Community Development District,
Manatee County, Florida, Special Assessment Revenue
Bonds, Series 2017:
$ 225 3.500%, 11/01/23, 144A No Opt. Call N/R $ 226,375
725 4.000%, 11/01/28, 144A 11/27 at 100.00 N/R 741,929
330 Willow Walk Community Development District, Florida, Special
Assessment Revenue Bonds, North Parcel Area Project, Series 2017,
4.000%, 5/01/28
No Opt. Call N/R 337,851
Willow Walk Community Development District, Florida,
Special Assessment Revenue Bonds, North Parcel Area
Project, Series 2019:
160 3.800%, 5/01/24 No Opt. Call N/R 161,434
315 4.000%, 5/01/29 No Opt. Call N/R 323,105
Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019:
220 3.875%, 5/01/24 No Opt. Call N/R 221,868
510 4.370%, 5/01/29 No Opt. Call N/R 529,298
Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021:
250 2.400%, 5/01/26 No Opt. Call N/R 236,423
410 2.950%, 5/01/31 No Opt. Call N/R 370,804
945 3.350%, 5/01/41 5/31 at 100.00 N/R 821,885
325 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series
2015, 4.375%, 11/01/25
No Opt. Call N/R 335,793
Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2019:
85 3.750%, 11/01/24 No Opt. Call N/R 85,760
185 4.250%, 11/01/29 No Opt. Call N/R 190,324
880 Windsor at Westside Community Development District, Osceola County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.125%,
11/01/27
No Opt. Call N/R 906,946
485 Wiregrass Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2016, 4.375%, 5/01/26
No Opt. Call N/R 495,636
905 Wynnmere East Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
5/01/29
5/28 at 100.00 N/R 942,684
Zephyr Lakes Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Aessessment Area 2, Series 2021:
195 2.500%, 5/01/26, 144A No Opt. Call N/R 187,795
265 3.000%, 5/01/31, 144A No Opt. Call N/R 240,519
675 3.375%, 5/01/41, 144A 5/34 at 100.00 N/R 587,318
Zephyr Lakes Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Series 2019:
255 4.375%, 11/01/24, 144A No Opt. Call N/R 258,486
505 4.750%, 11/01/29, 144A No Opt. Call N/R 527,422
963,983 Total Florida 947,168,664

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
244
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia - 1.3%
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
$ 2,455 6.000%, 1/01/23 (7) No Opt. Call N/R $ 1,301,150
9,250 6.500%, 1/01/29 (7) 1/28 at 100.00 N/R 4,902,500
2,540 6.750%, 1/01/35 (7) 1/28 at 100.00 N/R 1,346,200
1,670 7.000%, 1/01/40 (7) 1/28 at 100.00 N/R 885,100
2,100 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Georgia Power Company Vogtle Plant Project, Fifth Series 1995,
2.200%, 10/01/32
11/26 at 100.00 N/R 1,993,425
Cobb County Development Authority, Georgia, Student
Housing Revenue Bonds, Kennesaw State University Real
Estate Foundations Projects, Refunding Series 2014C:
985 5.000%, 7/15/22 No Opt. Call Baa2 992,841
1,040 5.000%, 7/15/23 No Opt. Call Baa2 1,076,795
750 5.000%, 7/15/24 No Opt. Call Baa2 793,507
1,000 5.000%, 7/15/26 7/24 at 100.00 Baa2 1,050,720
1,000 5.000%, 7/15/27 7/24 at 100.00 Baa2 1,047,780
1,000 5.000%, 7/15/29 7/24 at 100.00 Baa2 1,043,270
470 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%,
10/01/24
10/23 at 100.00 N/R 481,585
180 Fulton County Development Authority, Georgia, Revenue Bonds, Amana
Academy Project, Series 2013A, 5.250%, 4/01/23, (ETM)
No Opt. Call N/R (6) 183,463
Fulton County Residential Care Facilities Elderly Authority,
Georgia, Revenue Bonds, Canterbury Court Project, Series
2021A:
9,000 4.000%, 4/01/41, 144A 4/28 at 103.00 N/R 8,310,150
6,000 4.000%, 4/01/56, 144A 4/28 at 103.00 N/R 5,181,420
2,000 Fulton County Residential Care Facilities for the Elderly Authority, Georgia,
Revenue Bonds, Lenbrook Square Foundation, Inc. Project, Refunding
Series 2016, 5.000%, 7/01/31
7/23 at 103.00 BBB- 2,097,020
470 Gainesville and Hall County Development Authority, Georgia, Educational
Facilities Revenue Bonds, Riverside Military Academy, Refunding Series
2017, 5.000%, 3/01/27
No Opt. Call BB 441,119
2,250 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2020A, 3.050%, 12/01/40
6/29 at 100.00 AAA 2,210,018
1,668 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call Baa2 1,783,326
4,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/56
7/28 at 100.00 BBB+ 4,419,080
1,000 Macon-Bibb County Urban Development Authority, Georgia, Multifamily
Housing Revenue Bonds, Dempsey Apartments Project, Series 2018A,
5.200%, 12/01/53
12/23 at 102.00 Baa3 1,026,810
460 Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.000%, 6/15/27,
144A
No Opt. Call N/R 479,099
36,850 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 N/R 37,816,944
2,590 Monroe County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company - Scherer Plant, Series 2009-1,
1.000%, 7/01/49, (Mandatory Put 8/21/26)
No Opt. Call N/R 2,448,146
1,200 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2021A, 4.000%, 1/01/46 - AGM Insured
1/30 at 100.00 BBB+ 1,254,192

245
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 510 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2021A, 4.000%, 1/01/41 - AGM Insured
1/30 at 100.00 BBB+ $ 537,902
Municipal Electric Authority of Georgia, Plant Vogtle Units 3
& 4 Project P Bonds, Series 2021A:
160 4.000%, 1/01/46 1/30 at 100.00 Baa2 159,928
425 4.000%, 1/01/51 1/30 at 100.00 Baa2 420,703
93,023 Total Georgia 85,684,193
Guam - 0.2%
7,500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/28
11/25 at 100.00 BB 8,128,500
3,370 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2021F. Forward Delivery, 4.000%, 1/01/36
1/31 at 100.00 Ba1 3,408,890
1,000 Government of Guam, Hotel Occupancy Tax Revenue Bonds, Refunding
Series 2021A, 5.000%, 11/01/40
5/31 at 100.00 Ba1 1,116,820
11,870 Total Guam 12,654,210
Hawaii - 0.4%
Hawaii Department of Budget and Finance, Special
Purpose Revenue Bonds, Hawaii Pacific University, Series
2013A:
1,050 5.750%, 7/01/23 No Opt. Call BB 1,071,189
1,575 6.250%, 7/01/27 7/23 at 100.00 BB 1,632,724
19,655 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A
7/27 at 100.00 N/R 20,558,933
2,800 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call Baa1 2,829,204
20 Hawaii Housing Finance and Development Corporation, Multifamily
Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A,
4.250%, 5/01/22
No Opt. Call BBB 20,015
230 Kauai County, Hawaii, Special Tax Bonds, Community Facilities District
2008-1 Kukuiula Development Project, Series 2012, 5.250%, 5/15/28
5/22 at 100.00 N/R 230,603
25,330 Total Hawaii 26,342,668
Idaho - 0.3%
825 Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project,
Series 2014, 4.375%, 7/01/34, 144A
7/24 at 100.00 A 854,840
Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016:
1,985 5.000%, 9/01/25 No Opt. Call BB+ 2,128,476
2,085 5.000%, 9/01/26 No Opt. Call BB+ 2,272,712
1,000 5.000%, 9/01/37 9/26 at 100.00 BB+ 1,082,340
Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021:
645 4.000%, 5/01/31, 144A 11/25 at 100.00 N/R 622,103
2,565 4.000%, 5/01/41, 144A 11/25 at 100.00 N/R 2,275,052
15,725 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R 13,117,638
24,830 Total Idaho 22,353,161

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
246
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois - 7.5%
$ 990 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment
Revenue Bonds, East River Area TIF 6, Refunding Series 2018A, 5.000%,
12/30/27
No Opt. Call N/R $ 1,002,821
450 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment
Revenue Bonds, River City TIF 3, Refunding Series 2018B, 4.500%,
12/30/23
No Opt. Call N/R 452,241
1,550 Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev
Project, Senior Lien Series 2016, 4.000%, 1/01/24
5/22 at 100.00 N/R 1,549,147
770 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway
Redevelopment Project, Series 2007A, 5.000%, 5/01/26
5/22 at 100.00 N/R 778,878
Berwyn, Cook County, Illinois, Tax Increment Revenue
Bonds, South Berwyn Corridor Project, Series 2020:
1,610 4.000%, 12/01/28, 144A No Opt. Call N/R 1,509,069
2,000 4.500%, 12/01/33, 144A 12/28 at 100.00 N/R 1,865,740
3,034 Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/24
5/22 at 100.00 N/R 2,949,349
1,645 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding
Series 2019, 5.000%, 3/01/33
3/28 at 100.00 N/R 1,656,630
3,370 CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A
Certificates, 4.000%, 6/15/23, (Mandatory Put 12/15/22), 144A
No Opt. Call N/R 3,377,380
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016:
24,265 5.750%, 4/01/33 4/27 at 100.00 A- 27,107,402
20,835 5.750%, 4/01/34 4/27 at 100.00 A- 23,260,819
2,985 5.750%, 4/01/35 4/27 at 100.00 A- 3,330,126
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017:
300 5.000%, 4/01/33 4/27 at 100.00 A- 323,397
1,370 5.000%, 4/01/34 4/27 at 100.00 A- 1,480,477
2,000 5.000%, 4/01/35 4/27 at 100.00 A- 2,153,000
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018:
1,240 5.000%, 4/01/33 4/28 at 100.00 A- 1,340,651
1,535 5.000%, 4/01/34 4/28 at 100.00 A- 1,658,076
1,610 5.000%, 4/01/35 4/28 at 100.00 A- 1,737,287
1,270 5.000%, 4/01/36 4/28 at 100.00 A- 1,369,212
4,170 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%,
12/01/32
12/24 at 100.00 BB 4,380,418
10,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A
12/27 at 100.00 BB 11,818,600
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017C:
21,570 5.000%, 12/01/30 12/27 at 100.00 BB 23,401,077
11,810 5.000%, 12/01/34 12/27 at 100.00 BB 12,731,771
2,400 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 BB 2,594,736
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017F:
8,855 5.000%, 12/01/23 No Opt. Call BB 9,242,052
5,000 5.000%, 12/01/24 No Opt. Call BB 5,301,000

247
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018C:
$ 1,900 5.000%, 12/01/24 No Opt. Call BB $ 2,014,380
5,000 5.000%, 12/01/25 No Opt. Call BB 5,380,950
4,000 5.000%, 12/01/26 No Opt. Call BB 4,340,720
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019A:
5,750 4.000%, 12/01/27 No Opt. Call BB 5,987,418
2,020 5.000%, 12/01/29 No Opt. Call BB 2,224,767
4,000 5.000%, 12/01/30 12/29 at 100.00 BB 4,382,160
13,990 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2021B, 5.000%, 12/01/31
12/30 at 100.00 BB 15,413,343
2,265 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2022B, 4.000%, 12/01/36
12/31 at 100.00 N/R 2,272,180
20,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/26
12/25 at 100.00 BB 22,883,600
5,550 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A, 5.000%, 12/01/41
12/30 at 100.00 BB 6,010,983
3,780 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/25 -
FGIC Insured
No Opt. Call BB 3,408,124
1,000 Chicago Park District, Illinois, General Obligation Bonds, Limited Tax Park
Series 2016A, 5.000%, 1/01/40
1/26 at 100.00 AA- 1,079,560
Chicago Transit Authority, Illinois, Capital Grant Receipts
Revenue Bonds, Federal Transit Administration Section
5307 Urbanized Area Formula Funds, Refunding Series
2021:
1,960 5.000%, 6/01/27 No Opt. Call BBB 2,221,464
2,000 5.000%, 6/01/29 No Opt. Call BBB 2,343,420
1,519 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River
Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A
1/23 at 100.00 N/R 1,533,674
1,066 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc.
Redevelopement Project-Whole Foods Warehouse & Distribution
Facility, Series 2016A, 5.000%, 3/15/34, 144A
4/22 at 100.00 N/R 1,066,270
2,000 Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999,
0.000%, 1/01/34 - FGIC Insured
No Opt. Call BBB- 1,310,600
Chicago, Illinois, General Obligation Bonds,
Neighborhoods Alive 21 Program, Series 2002B:
1,000 5.250%, 1/01/23 No Opt. Call Ba1 1,022,870
2,650 5.000%, 1/01/25 No Opt. Call Ba1 2,815,678
795 5.000%, 1/01/26 1/25 at 100.00 Ba1 844,004
Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2014A:
215 5.000%, 1/01/27 1/24 at 100.00 Ba1 223,796
14,200 5.250%, 1/01/30 1/24 at 100.00 Ba1 14,826,220
5,100 5.250%, 1/01/32 1/24 at 100.00 Ba1 5,323,125
1,810 5.250%, 1/01/33 1/24 at 100.00 Ba1 1,889,187
715 5.000%, 1/01/35 1/24 at 100.00 Ba1 743,014
12,860 5.000%, 1/01/36 1/24 at 100.00 Ba1 13,363,855
Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A:
20,500 5.625%, 1/01/31 1/27 at 100.00 BBB- 22,667,875
2,890 5.750%, 1/01/34 1/27 at 100.00 BBB- 3,202,900
220 6.000%, 1/01/38 1/27 at 100.00 BBB- 246,510

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
248
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 5,870 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2003B, 5.000%, 1/01/23, (ETM)
No Opt. Call Ba1 (6) $ 6,022,150
1,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/34
1/25 at 100.00 Ba1 1,071,510
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
3,530 5.000%, 1/01/24 No Opt. Call BBB- 3,684,402
1,065 5.000%, 1/01/25 No Opt. Call BBB- 1,131,584
2,560 5.000%, 1/01/26 No Opt. Call BBB- 2,753,280
1,065 5.000%, 1/01/28 1/26 at 100.00 BBB- 1,140,242
250 Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/27
No Opt. Call BBB- 271,678
Chicago, Illinois, General Obligation Bonds, Series 2015A:
30 5.000%, 1/01/24 No Opt. Call BBB- 31,312
6,565 5.000%, 1/01/26 1/25 at 100.00 BBB- 6,969,667
5,000 5.250%, 1/01/27 1/25 at 100.00 BBB- 5,336,350
1,535 5.500%, 1/01/35 1/25 at 100.00 BBB- 1,644,108
5,000 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%,
1/01/35
1/29 at 100.00 BBB- 5,613,950
Chicago, Illinois, General Obligation Bonds, Series 2021A:
7,000 5.000%, 1/01/30 No Opt. Call N/R 7,735,350
12,100 5.000%, 1/01/31 No Opt. Call N/R 13,439,954
18,500 5.000%, 1/01/32 1/31 at 100.00 N/R 20,470,435
1,000 Cook County Community College District 508, Illinois, General Obligation
Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/26
12/23 at 100.00 BBB 1,042,590
2,386 Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service
Area 15, Refunding Series 2014, 5.000%, 3/01/29 - AGM Insured
3/24 at 100.00 AA 2,487,715
2,668 Gilberts Village, Kane County, Illinois, Tax Increment Revenue Note, Prairie
Buisness Park-Industrial Property, Series 2018A, 5.000%, 11/15/34
4/22 at 100.00 N/R 2,656,550
1,390 Governors State University Board of Trustes, Illinois, Certificates of
Participation, Capital Improvement Projects, Series 2018, 5.000%,
7/01/28 - BAM Insured
7/27 at 100.00 AA 1,560,928
Hillside, Cook County, Illinois, Tax Increment Revenue
Bonds, Refunding Series 2018:
650 5.000%, 1/01/24 No Opt. Call N/R 663,253
2,690 5.000%, 1/01/30 1/27 at 100.00 N/R 2,801,420
Illinois Finance Authority, Charter School Revenue Bonds,
Art in Motion AIM Project, Series 2021A:
1,740 4.000%, 7/01/31, 144A No Opt. Call N/R 1,587,002
4,470 5.000%, 7/01/41, 144A 7/31 at 100.00 N/R 4,166,084
Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series
2015A:
665 5.250%, 12/01/25, 144A No Opt. Call N/R 698,257
1,815 5.500%, 12/01/30, 144A 12/25 at 100.00 N/R 1,944,337
1,620 Illinois Finance Authority, Education Revenue Bonds, Noble Network of
Charter Schools, Series 2013, 6.000%, 9/01/32
9/23 at 100.00 BBB 1,693,483
Illinois Finance Authority, Education Revenue Bonds, Noble
Network of Charter Schools, Series 2015:
885 5.000%, 9/01/25 No Opt. Call BBB 924,135
1,000 5.000%, 9/01/32 9/24 at 100.00 BBB 1,048,640

249
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, Admiral at the
Lake Project, Refunding Series 2017:
$ 5,575 5.000%, 5/15/33 5/24 at 103.00 N/R $ 5,449,228
2,000 5.500%, 5/15/54 5/24 at 103.00 N/R 1,935,500
Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2015:
120 4.125%, 5/01/45, (Pre-refunded 5/01/25) 5/25 at 100.00 N/R (6) 127,085
115 4.125%, 5/01/45 5/25 at 100.00 N/R 121,790
615 4.125%, 5/01/45 5/25 at 100.00 AA 644,083
Illinois Finance Authority, Revenue Bonds, Centegra Health
System, Series 2014A:
360 5.000%, 9/01/22, (ETM) No Opt. Call AA+ (6) 365,656
800 5.000%, 9/01/23, (ETM) No Opt. Call AA+ (6) 836,128
55 Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series
2012A, 5.000%, 10/01/22
No Opt. Call BBB- 55,630
4,000 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 N/R 4,145,200
2,700 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2019A, 6.125%, 4/01/58, 144A
10/28 at 100.50 N/R 2,913,678
Illinois Finance Authority, Revenue Bonds, Silver Cross
Hospital and Medical Centers, Refunding Series 2015C:
165 5.000%, 8/15/24 No Opt. Call A3 175,825
375 5.000%, 8/15/25 No Opt. Call A3 408,589
Illinois Finance Authority, Student Housing & Academic
Facility Revenue Bonds, CHF-Collegiate Housing
Foundation - Chicago LLC University of Illinois at Chicago
Project, Series 2017A:
500 5.000%, 2/15/30 8/27 at 100.00 BB 544,015
500 5.000%, 2/15/31 8/27 at 100.00 BB 542,990
500 5.000%, 2/15/32 8/27 at 100.00 BB 541,195
1,000 5.000%, 2/15/37 8/27 at 100.00 BB 1,077,800
Illinois Sports Facility Authority, State Tax Supported Bonds,
Refunding Series 2021:
1,000 5.000%, 6/15/30 No Opt. Call BB+ 1,105,860
575 5.000%, 6/15/31 No Opt. Call BB+ 634,380
105 Illinois State, General Obligation Bonds, June Series 2016, 4.000%,
6/01/36
6/26 at 100.00 BBB- 106,644
Illinois State, General Obligation Bonds, March Series
2021A:
3,475 4.000%, 3/01/39 3/31 at 100.00 BBB- 3,539,253
1,000 4.000%, 3/01/40 3/31 at 100.00 BBB- 1,017,230
5,000 5.000%, 3/01/46 3/31 at 100.00 BBB- 5,460,900
1,925 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/33
5/24 at 100.00 BBB- 2,031,530
3,500 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/30
No Opt. Call BBB- 4,069,765
10,000 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/24
No Opt. Call BBB- 10,647,800
3,835 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/26
No Opt. Call BBB- 4,166,459
2,000 Illinois State, General Obligation Bonds, October Series 2020C, 4.250%,
10/01/45
10/30 at 100.00 N/R 2,037,120
335 Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%,
8/01/23
No Opt. Call BBB- 347,573

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
250
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 4,400 Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/27 5/22 at 100.00 BBB- $ 4,415,268
Illinois State, General Obligation Bonds, Series 2013:
1,480 5.250%, 7/01/29 7/23 at 100.00 BBB- 1,549,101
1,050 5.250%, 7/01/31 7/23 at 100.00 BBB- 1,097,691
200 5.500%, 7/01/33 7/23 at 100.00 BBB- 209,698
740 Illinois State, General Obligation Bonds, Series 2013A, 5.000%, 4/01/38 4/23 at 100.00 BBB- 763,983
1,040 Lincolnwood, Cook County, Illinois, Tax Increment Revenue Bonds, District
1860 Development Project, Series 2021A, 4.820%, 1/01/41, 144A
11/26 at 100.00 N/R 954,418
610 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52
6/22 at 100.00 BB+ 614,685
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2017B:
300 5.000%, 12/15/31 12/27 at 100.00 BB+ 326,676
745 5.000%, 12/15/33 12/27 at 100.00 BB+ 809,189
500 5.000%, 12/15/34 12/27 at 100.00 BB+ 542,650
1,978 Minooka, Illinois, Special Assessment Bonds, Refunding Improvement
Series 2014, 5.000%, 12/01/24 - AGM Insured
No Opt. Call AA 2,074,645
Morton Grove, Illinois, Tax Increment Revenue Bonds,
Sawmill Station Redevelopment Project, Senior Lien Series
2019:
500 4.250%, 1/01/29 1/26 at 100.00 N/R 492,620
1,000 5.000%, 1/01/39 1/26 at 100.00 N/R 989,860
525 North Pullman Chicago Neighborhood Initiatives, Inc., Illinois, Certificates
of Participation, Gotham Greens Greenhouse Facility, Redevelopment
Project, Series 2018A, 6.000%, 3/15/34, 144A
4/22 at 100.00 N/R 524,874
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
1,100 4.000%, 10/01/36 - BAM Insured 4/31 at 100.00 Ba2 1,182,192
1,100 4.000%, 10/01/37 - BAM Insured 4/31 at 100.00 Ba2 1,181,488
425 4.000%, 10/01/39 - BAM Insured 4/31 at 100.00 Ba2 454,971
800 4.000%, 10/01/40 - BAM Insured 4/31 at 100.00 Ba2 855,032
800 4.000%, 10/01/41 - BAM Insured 4/31 at 100.00 Ba2 853,784
2,370 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans
Road Series 2013B, 7.000%, 12/01/33
12/23 at 100.00 N/R 2,388,936
520 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project,
Series 2015, 5.000%, 10/01/24
No Opt. Call BBB 551,528
South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A:
320 4.000%, 12/01/25 No Opt. Call N/R 325,866
330 4.000%, 12/01/26 No Opt. Call N/R 335,801
345 4.000%, 12/01/27 No Opt. Call N/R 350,120
355 4.000%, 12/01/28 No Opt. Call N/R 358,312
370 4.000%, 12/01/29 12/28 at 100.00 N/R 372,468
385 4.000%, 12/01/30 12/28 at 100.00 N/R 385,550
400 4.000%, 12/01/31 12/28 at 100.00 N/R 400,100
420 4.000%, 12/01/32 12/28 at 100.00 N/R 420,475
435 4.000%, 12/01/33 12/28 at 100.00 N/R 434,147
450 4.000%, 12/01/34 12/28 at 100.00 N/R 447,426
2,725 Southwestern Illinois Development Authority, Environmental Improvement
Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%,
8/01/42, (AMT)
8/22 at 100.00 B- 2,743,448
2,410 Wauconda, Illinois, Special Service Area 1 Secial Tax Bonds, Liberty Lake
Project, Refunding Series 2015, 5.000%, 3/01/33 - BAM Insured
3/25 at 100.00 AA 2,549,250

251
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,020 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special
Service Area 1 Woods Creek, Refunding Series 2015, 4.500%, 3/01/34
3/25 at 100.00 N/R $ 1,956,168
995 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special
Service Area 5 Wooded Shores, Refunding Series 2015, 4.250%,
3/01/29
3/25 at 100.00 N/R 981,488
460 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special
Service Area 7 Deep Spring Woods, Refunding Series 2015, 4.250%,
3/01/29
3/25 at 100.00 N/R 453,753
945 Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26 (7)
4/22 at 100.00 N/R 850,595
459,116 Total Illinois 491,251,531
Indiana - 0.5%
1,155 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch at
Cook Road Project, Series 2018, 5.300%, 1/01/32, 144A
1/24 at 105.00 N/R 1,114,864
185 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of
Fort Wayne Project, Series 2017, 5.125%, 1/01/32
1/23 at 105.00 N/R 176,847
1,830 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.125%, 6/01/32, 144A
6/30 at 100.00 N/R 1,831,080
2,485 Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale
Meadows Academy Peoject, Series 2017, 5.000%, 7/01/27
No Opt. Call BB 2,596,800
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A:
165 5.000%, 12/01/30 12/27 at 103.00 N/R 168,359
255 5.000%, 12/01/40 12/27 at 103.00 N/R 251,634
655 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016,
6.250%, 12/01/24, 144A
No Opt. Call N/R 682,700
2,955 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call B- 3,056,770
Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A:
2,330 5.500%, 4/01/33 4/26 at 100.00 Baa3 2,556,919
1,275 5.500%, 4/01/34 4/26 at 100.00 Baa3 1,399,261
2,500 5.000%, 4/01/37 4/26 at 100.00 Baa3 2,683,675
Indiana Finance Authority, Hospital Revenue Bonds, Major
Hospital Project, Series 2014A:
250 5.000%, 10/01/22, (ETM) No Opt. Call N/R (6) 254,632
325 5.000%, 10/01/23, (ETM) No Opt. Call N/R (6) 340,428
550 5.000%, 10/01/24, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (6) 576,109
1,400 5.000%, 10/01/29, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (6) 1,466,458
15 Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health
System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/29
5/22 at 100.00 AA- 15,044
350 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.050%, 4/01/26
4/24 at 102.00 N/R 347,256
3,250 Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%,
12/01/28, (AMT) (7),(8)
No Opt. Call N/R 1,049,198
215 Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of
Terre Haute Project, Series 2017, 5.100%, 1/01/32
1/23 at 105.00 N/R 205,129

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
252
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt
Paper LLC Project, Series 2013:
$ 750 5.875%, 1/01/24, (AMT) No Opt. Call N/R $ 775,732
6,300 7.000%, 1/01/44, (AMT) 1/24 at 100.00 N/R 6,692,049
3,720 Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds,
Series 2016, 3.500%, 7/15/26
1/23 at 100.00 N/R 3,630,162
32,915 Total Indiana 31,871,106
Iowa - 1.4%
925 Cedar Rapids, Iowa, Hospital Reveenue Bonds, Mercy Medical Center
Project, Series 2003. ARCs, 0.438%, 8/15/32 - AMBAC Insured
No Opt. Call A- 920,375
5,805 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 Ba2 5,836,637
16,825 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25
12/23 at 100.00 B+ 17,426,662
22,575 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50,
(Mandatory Put 12/01/33)
12/22 at 103.00 BB- 23,548,434
3,860 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50,
(Mandatory Put 12/01/37)
12/22 at 105.00 BB- 4,100,748
Iowa Finance Authority, Senior Housing Revenue Bonds,
PHS Council Bluffs, Inc. Project, Series 2018:
340 3.950%, 8/01/23 No Opt. Call N/R 339,592
750 4.450%, 8/01/28 8/23 at 102.00 N/R 746,685
500 5.000%, 8/01/33 8/23 at 102.00 N/R 503,310
131,500 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2, 0.000%,
6/01/65
6/31 at 25.58 N/R 16,975,335
20,050 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 BBB 20,356,765
203,130 Total Iowa 90,754,543
Kansas - 0.4%
300 Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/41
12/26 at 100.00 Ba1 316,452
Kansas Development Finance Authority Revenue Bonds,
Village Shalom Project, Series 2018A:
750 5.250%, 11/15/33 11/23 at 103.75 N/R 692,160
1,790 5.500%, 11/15/38 11/23 at 103.75 N/R 1,645,386
Manhattan Health Care Facility Revenue Bonds, Kansas,
Meadowlarks Hills Retirement, Series 2021A:
1,000 4.000%, 6/01/36 6/28 at 103.00 BB+ 1,003,000
1,000 4.000%, 6/01/46 6/28 at 103.00 BB+ 968,300
Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series
2012B:
1,100 0.000%, 12/15/29 (7) 12/22 at 100.00 N/R 550,000
1,750 0.000%, 12/15/34 (7) 12/22 at 100.00 N/R 875,000
Overland Park, Kansas, Sales Tax Special Obligation
Revenue Bonds, Prairiefire at Lionsgate Project, Series
2012:
7,485 4.375%, 12/15/23 12/22 at 100.00 N/R 5,989,048
5,500 5.250%, 12/15/29 12/22 at 100.00 N/R 3,269,475
2,145 6.000%, 12/15/32 12/22 at 100.00 N/R 1,158,279

253
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
Prairie Village, Kansas, Special Obligation Tax Increment
Revenue Bonds, Meadowbrook TIF Project, Refunding
Series 2021:
$ 1,000 2.875%, 4/01/30 4/28 at 100.00 N/R $ 895,070
1,000 3.125%, 4/01/36 4/28 at 100.00 N/R 846,240
835 Wyandotte County/Kansas City Unified Government, Kansas, Community
Improvement District Sales Tax Revenue Bonds, Legends Appartments
Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40
12/26 at 100.00 N/R 807,762
8,610 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015, 5.000%, 9/01/27
9/25 at 100.00 N/R 8,239,770
34,265 Total Kansas 27,255,942
Kentucky - 0.6%
1,470 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.000%, 2/01/26
No Opt. Call BB+ 1,554,084
7,250 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.450%, 1/01/42, (AMT) , (WI/DD, Settling 4/07/22)
1/32 at 100.00 N/R 7,323,805
Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper
LLC Project, Series 2022B:
11,680 3.700%, 1/01/32, (AMT) , (WI/DD, Settling 4/07/22) No Opt. Call N/R 11,757,789
9,540 4.450%, 1/01/42, (AMT) , (WI/DD, Settling 4/07/22) 1/32 at 100.00 N/R 9,637,117
1,665 Kentucky Bond Development Corporation, Tax Increment Revenue Bonds,
Summit Lexington Project, Series 2016A, 4.400%, 10/01/24
No Opt. Call N/R 1,635,546
1,090 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Rosedale Green Project, Refunding Series
2015, 5.000%, 11/15/25
No Opt. Call N/R 1,082,839
775 Kentucky Economic Development Finance Authority, Revenue Bonds,
Masonic Home Independent Living II, Inc., TEMPS 85 Series 2016B-1,
3.250%, 5/15/22
4/22 at 100.00 N/R 774,527
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
155 5.000%, 7/01/22 No Opt. Call Baa2 156,313
3,560 5.000%, 7/01/33 7/25 at 100.00 Baa2 3,814,113
37,185 Total Kentucky 37,736,133
Louisiana - 1.1%
2,250 Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation
Project, Series 2002, 6.800%, 2/01/27
5/22 at 100.00 B1 2,251,125
1,000 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%,
12/01/39
12/29 at 100.00 BB 1,085,580
Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy
Project, Series 2018A:
2,000 4.800%, 6/15/29, 144A 6/28 at 100.00 N/R 2,089,780
500 5.500%, 6/15/38, 144A 6/28 at 100.00 N/R 532,020
Juban Trails Community Development District, Livingston
Parish, Louisiana, Special Assessment  Revenue Bonds,
Series 2022:
250 3.375%, 6/01/27, 144A No Opt. Call N/R 241,547
250 3.750%, 6/01/32, 144A No Opt. Call N/R 237,500

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
254
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Lakeshore Villages Master Community Development
District, Louisiana, Special Assessment Revenue Bonds,
Series 2021:
$ 625 2.375%, 6/01/26 No Opt. Call N/R $ 597,288
695 2.875%, 6/01/31 No Opt. Call N/R 635,779
1,180 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 N/R 1,285,846
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, New Orleans
GOMESA Project, Series 2021, 4.000%, 11/01/46, 144A
11/30 at 100.00 N/R 2,655,750
445 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish
GOMESA Project, Series 2018, 5.375%, 11/01/38, 144A
11/28 at 100.00 N/R 475,807
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westside Habilitation Center
Project, Refunding Series 2017A, 5.750%, 2/01/32, 144A
2/27 at 100.00 N/R 1,030,850
725 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/29, 144A
6/27 at 100.00 N/R 743,488
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Lincoln Preparatory School Project, Series 2021A:
300 5.000%, 6/01/31, 144A No Opt. Call N/R 308,496
805 5.000%, 6/01/41, 144A 6/31 at 100.00 N/R 792,273
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Tulane University, Refunding Series 2020A:
3,000 5.000%, 4/01/37 4/30 at 100.00 A 3,469,260
3,000 5.000%, 4/01/38 4/30 at 100.00 A 3,464,160
735 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/30, 144A
4/27 at 100.00 N/R 746,664
7,335 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R 7,549,842
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, BRR Schools - Materra Campus Project, Series
2021A:
600 4.000%, 6/01/31, 144A 6/26 at 100.00 N/R 594,522
1,350 4.000%, 6/01/41, 144A 6/26 at 100.00 N/R 1,287,252
865 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A, 5.000%, 6/01/31, 144A
No Opt. Call N/R 886,141
Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017:
500 5.000%, 7/01/27 (7) No Opt. Call D 480,000
1,745 5.000%, 7/01/28 (7) 7/27 at 100.00 D 1,675,200
1,680 5.000%, 7/01/29 (7) 7/27 at 100.00 D 1,612,800
1,695 5.000%, 7/01/30 (7) 7/27 at 100.00 D 1,627,200
1,000 5.000%, 7/01/32 (7) 7/27 at 100.00 D 960,000
750 5.000%, 7/01/33 (7) 7/27 at 100.00 D 720,000
1,500 5.000%, 7/01/37 (7) 7/27 at 100.00 D 1,440,000
Louisiana Public Facilities Authority, Revenue Bonds,
Ochsner Clinic Foundation Project, Series 2015:
430 5.000%, 5/15/25 No Opt. Call A3 465,733
400 5.000%, 5/15/26 5/25 at 100.00 A3 432,236
475 5.000%, 5/15/27 5/25 at 100.00 A3 512,240

255
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Louisiana Public Facilities Authority, Revenue Bonds,
Southwest Louisiana Charter Academy Foundation Project,
Series 2013A:
$ 550 6.625%, 12/15/23 No Opt. Call N/R $ 562,320
770 8.375%, 12/15/43 12/23 at 100.00 N/R 799,106
4,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24,
(AMT), 144A (7)
No Opt. Call N/R 40
980 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B, 5.000%, 1/01/27, (AMT)
No Opt. Call A- 1,081,479
New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Refunding Series 2014:
500 5.000%, 6/01/24 No Opt. Call BBB+ 529,725
500 5.000%, 6/01/25 6/24 at 100.00 BBB+ 531,580
835 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/26
12/24 at 100.00 BBB+ 897,567
3,990 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 4,720,489
3,405 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB- 4,035,197
4,190 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB- 4,965,485
2,735 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 3,235,724
4,280 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB- 4,617,906
785 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24
No Opt. Call N/R 812,357
69,605 Total Louisiana 69,675,354
Maine - 0.3%
2,465 Maine Educational Loan Authority, Student Loan Revenue Bonds,
Supplemental Education Loan Program, Class A Series 2012A-1,
5.050%, 12/01/27, (AMT)
12/22 at 100.00 A2 2,508,458
6,800 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella
Waste Systems, Inc. Project, Series 2015, 5.125%, 8/01/35, (AMT),
(Mandatory Put 8/01/25), 144A
No Opt. Call B 7,311,768
13,130 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal
Resources of Maine LLC Project, Green Series 2017, 0.000%, 12/15/33,
(AMT), 144A (7),(8)
12/26 at 100.00 N/R 1,476,240
Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2013:
1,000 5.000%, 7/01/26, (Pre-refunded 7/01/23) 7/23 at 100.00 Ba1 (6) 1,040,410
500 5.000%, 7/01/27, (Pre-refunded 7/01/23) 7/23 at 100.00 Ba1 (6) 520,205
9,050 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade
Corporation Project, Series 2001, 6.875%, 10/01/26, (AMT)
5/22 at 100.00 B1 9,054,525
32,945 Total Maine 21,911,606
Maryland - 1.1%
430 Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24
No Opt. Call N/R 440,243

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
256
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
$ 2,360 5.000%, 9/01/30 9/27 at 100.00 CCC $ 2,405,454
2,210 5.000%, 9/01/31 9/27 at 100.00 CCC 2,251,879
1,000 5.000%, 9/01/32 9/27 at 100.00 CCC 1,018,280
1,500 5.000%, 9/01/33 9/27 at 100.00 CCC 1,526,490
1,000 5.000%, 9/01/35 9/27 at 100.00 CCC 1,016,590
500 5.000%, 9/01/36 9/27 at 100.00 CCC 507,965
1,500 5.000%, 9/01/39 9/27 at 100.00 CCC 1,522,245
10,260 5.000%, 9/01/42 9/27 at 100.00 CCC 10,316,430
12,590 5.000%, 9/01/46 9/27 at 100.00 CCC 12,718,418
Baltimore, Maryland, Special Obligation Bonds,
Consolidated Tax Increment Financing, Series 2015:
375 5.000%, 6/15/23 No Opt. Call BBB+ 389,033
260 5.000%, 6/15/24 No Opt. Call BBB+ 275,254
275 5.000%, 6/15/25 6/24 at 100.00 BBB+ 290,598
385 5.000%, 6/15/26 6/24 at 100.00 BBB+ 406,175
345 5.000%, 6/15/27 6/24 at 100.00 BBB+ 363,547
550 Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research
Park Project, Series 2017A, 4.000%, 9/01/27
No Opt. Call N/R 569,734
Baltimore, Maryland, Special Obligation Bonds, Harbor
Point Project, Refunding Series 2016:
1,715 4.250%, 6/01/26 No Opt. Call N/R 1,787,236
2,100 4.750%, 6/01/31 6/26 at 100.00 N/R 2,190,741
580 Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.000%, 2/15/28, 144A
2/26 at 100.00 N/R 591,089
2,500 Hyattsville, Maryland, Special Obligation Bonds, University Town Center
Project, Series 2016, 5.000%, 7/01/27
7/25 at 100.00 N/R 2,568,525
5,910 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
5/22 at 100.00 BB- 5,965,613
Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A:
3,360 2.500%, 12/01/22 (7) No Opt. Call N/R 2,016,000
6,895 2.500%, 12/01/31 (7) 5/22 at 100.00 N/R 4,137,000
1,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 2.625%,
12/01/31 (7)
5/22 at 100.00 N/R 600,000
Maryland Economic Development Corporation, Senior
Student Housing Revenue Bonds, Towson University
Project, Refunding Series 2017:
270 5.000%, 7/01/27 No Opt. Call BB+ 292,048
190 5.000%, 7/01/29 7/27 at 100.00 BB+ 203,435
325 5.000%, 7/01/30 7/27 at 100.00 BB+ 346,379
375 5.000%, 7/01/31 7/27 at 100.00 BB+ 398,381
530 5.000%, 7/01/37 5/22 at 100.00 BB+ 530,535
3,000 Maryland Economic Development Corporation, Special Obligation Bonds,
Metro Centre Owings Mills Project, Series 2017, 3.750%, 7/01/27
1/27 at 100.00 N/R 3,082,650
2,500 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/40
9/30 at 100.00 N/R 2,495,075
3,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/31
7/27 at 100.00 Baa3 3,791,830

257
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 4,310 Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Greater Baltimore Medical Center, Series 2021A, 3.000%,
7/01/46
7/31 at 100.00 A $ 3,842,451
400 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Green Street Academy, Series 2017A, 5.000%, 7/01/27, 144A
No Opt. Call N/R 418,008
1,200 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%, 7/01/30,
144A
1/26 at 100.00 N/R 1,250,148
600 Prince George's County, Maryland, Special Obligation Bonds, Westphalia
Town Center Project, Series 2018, 5.000%, 7/01/30, 144A
7/28 at 100.00 N/R 640,992
76,800 Total Maryland 73,166,471
Massachusetts - 0.2%
Lowell, Massachusetts, Collegiate Charter School Revenue
Bonds, Series 2019:
640 4.000%, 6/15/24 No Opt. Call N/R 644,301
490 5.000%, 6/15/29 6/26 at 100.00 N/R 513,167
530 5.000%, 6/15/39 6/26 at 100.00 N/R 546,128
2,000 Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2017, 5.000%, 7/01/47
7/27 at 100.00 B- 1,757,900
705 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/25
No Opt. Call A+ 741,773
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2014F:
335 5.000%, 7/15/22 No Opt. Call BB+ 337,961
325 5.000%, 7/15/23 No Opt. Call BB+ 335,309
315 5.000%, 7/15/24 7/23 at 100.00 BB+ 325,855
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue K, Series 2013:
750 4.375%, 7/01/23, (AMT) 7/22 at 100.00 AA 755,670
1,395 5.000%, 7/01/25, (AMT) 7/22 at 100.00 AA 1,405,351
1,660 5.250%, 7/01/29, (AMT) 7/22 at 100.00 AA 1,672,981
4,600 Massachusetts Educational Financing Authority, Student Loan Revenue
Bonds, Issue I Series 2014, 5.000%, 1/01/26, (AMT)
1/25 at 100.00 A 4,872,366
470 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2007A, 0.782%, 5/01/37 - NPFG Insured (3-Month LIBOR*0.67%
reference rate + 0.570% spread) (5)
5/22 at 100.00 AA 454,819
14,215 Total Massachusetts 14,363,581
Michigan - 1.6%
Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019:
220 3.500%, 11/01/24 No Opt. Call BB 219,351
410 3.875%, 11/01/29 11/27 at 102.00 BB 403,350
85 5.000%, 11/01/34 11/27 at 102.00 BB 88,641
350 Conner Creek Academy East, Michigan, Public School Revenue Bonds,
Series 2007, 5.000%, 11/01/26
5/22 at 100.00 B 333,466
County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding
Series 2016:
1,915 5.000%, 2/15/30 2/27 at 100.00 Ba1 2,098,285
2,010 5.000%, 2/15/31 2/27 at 100.00 Ba1 2,197,794
1,905 Detroit Service Learning Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/31
7/28 at 103.00 BB- 1,924,107

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
258
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 50,000 Detroit, Michigan, Sewage Disposal System Revenue Bonds, Senior Lien
Floating Libor Notes Series 2006D, 0.744%, 7/01/32 - AGM Insured
(3-Month LIBOR*0.67% reference rate + 0.600% spread) (5)
7/22 at 100.00 A1 $ 49,406,500
5 Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien,
Series 2006B, 5.000%, 7/01/36 - NPFG Insured
5/22 at 100.00 A2 5,016
10,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
5/22 at 100.00 N/R 8,730,300
1,250 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021,
4.000%, 5/01/31
No Opt. Call N/R 1,199,313
705 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019,
4.000%, 2/01/29
2/27 at 102.00 BB+ 707,898
1,245 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hanley International Academy, Inc. Project, Refunding
Series 2021, 3.500%, 9/01/30
No Opt. Call BB 1,166,079
625 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Madison Academy Project, Refunding Series 2021,
4.250%, 12/01/39
12/27 at 100.00 N/R 556,237
1,350 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R 1,151,199
17,895 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB 19,926,619
108,530 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R 13,131,045
1,080 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2019A-1, 3.350%, 10/01/49
10/28 at 100.00 AA 995,047
695 Saline Economic Development Corporation, Michigan, Limited Obligation
Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series
2012, 5.250%, 6/01/32
6/22 at 100.00 BB 696,237
1,115 Universal Academy, Michigan, Public School Academy Bonds, Refunding
Series 2021, 4.000%, 12/01/40
12/28 at 103.00 BBB- 1,122,058
580 Warren Academy, Macomb County, Michigan, Revenue Bonds, Public
School Academy, Refunding Series 2020A, 5.000%, 5/01/35, 144A
5/27 at 100.00 N/R 555,791
201,970 Total Michigan 106,614,333
Minnesota - 0.9%
Baytown Township, Minnesota Charter School Lease
Revenue Bonds, Saint Croix Preparatory Academy,
Refunding Series 2016A:
320 3.500%, 8/01/26 No Opt. Call BB+ 324,614
400 3.500%, 8/01/27 8/26 at 100.00 BB+ 404,312
270 4.000%, 8/01/28 8/26 at 100.00 BB+ 277,879
415 4.000%, 8/01/29 8/26 at 100.00 BB+ 425,927
260 4.000%, 8/01/30 8/26 at 100.00 BB+ 266,003
300 4.000%, 8/01/31 8/26 at 100.00 BB+ 306,321
455 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Taxable Series 2021B, 6.000%, 6/15/27
No Opt. Call N/R 432,578
Brooklyn Park, Minnesota, Charter School Lease Revenue
Bonds, Athlos Leadership Academy Project, Series 2015A:
630 4.750%, 7/01/25 No Opt. Call N/R 638,492
630 5.250%, 7/01/30 7/25 at 100.00 N/R 648,075

259
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 540 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project, Series 2016A, 5.000%, 7/01/31
7/24 at 102.00 N/R $ 567,400
375 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A, 4.000%, 7/01/28
7/24 at 102.00 N/R 383,501
Columbia Heights, Minnesota, Charter School Lease
Revenue Bonds, Prodeo Academy Project, Series 2019A:
1,415 3.875%, 7/01/29 7/27 at 102.00 N/R 1,370,130
1,680 5.000%, 7/01/34 7/27 at 102.00 N/R 1,721,899
2,135 5.000%, 7/01/39 7/27 at 102.00 N/R 2,161,987
1,300 Columbus, Minnesota, Charter School Lease Revenue Bonds, New
Millennium Academy Project, Series 2015A, 5.000%, 7/01/25
No Opt. Call B 1,276,301
90 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 4.400%, 7/01/25
No Opt. Call BB+ 92,080
Duluth Economic Development Authority, Minnesota,
Health Care Facilities Revenue Bonds, Saint Luke's Hospital
of Duluth Obligated Group, Series 2022A,  Forward
Delivery:
500 5.000%, 6/15/29 No Opt. Call BBB- 563,625
500 5.000%, 6/15/30 No Opt. Call BBB- 569,330
500 5.000%, 6/15/31 No Opt. Call BBB- 574,855
500 5.000%, 6/15/32 No Opt. Call BBB- 580,700
625 5.000%, 6/15/33 6/32 at 100.00 BBB- 724,419
600 4.000%, 6/15/34 6/32 at 100.00 BBB- 636,084
260 4.000%, 6/15/35 6/32 at 100.00 BBB- 275,272
450 4.000%, 6/15/36 6/32 at 100.00 BBB- 475,902
425 4.000%, 6/15/37 6/32 at 100.00 BBB- 448,991
300 4.000%, 6/15/39 6/32 at 100.00 BBB- 315,774
Hugo, Minnesota, Charter School Lease Revenue Bonds,
Noble Academy Project, Series 2014A:
500 4.000%, 7/01/23 No Opt. Call BB 505,905
420 4.000%, 7/01/24 No Opt. Call BB 426,649
500 5.000%, 7/01/29 7/24 at 100.00 BB 513,610
Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project,
Series 2021A:
225 3.250%, 6/01/31 6/29 at 102.00 N/R 200,005
170 4.000%, 6/01/41 6/29 at 102.00 N/R 150,025
2,100 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2021A, 5.000%, 7/01/56, 144A
7/27 at 100.00 N/R 1,708,308
550 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
5/22 at 100.00 B1 550,275
1,880 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen, Second Century & Owatonna Senior Living Project, Refunding
Series 2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
5/22 at 100.00 N/R 1,879,962
Maple Plain, Minnesota Senior Housing and Healthcare
Revenue Bonds, Haven Homes, Inc. Project, Series 2019:
500 4.250%, 7/01/39 7/25 at 102.00 N/R 475,855
500 5.000%, 7/01/39 7/25 at 102.00 N/R 511,285
275 Minneapolis & Saint Paul Housing and Redevelopment Authority,
Minnesota, Revenue Bonds, Series 1998A, Allina Health System, Tranche
I PARS, 0.480%, 8/01/28 - NPFG Insured
4/22 at 100.00 AA- 275,000
585 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship
Academy of the Arts Project, Series 2019A, 4.000%, 12/01/31, 144A
12/27 at 100.00 N/R 562,261

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
260
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Hennepin Schools Project, Series 2021A:
$ 1,685 4.000%, 7/01/31 No Opt. Call N/R $ 1,737,454
4,350 4.000%, 7/01/41 7/31 at 100.00 N/R 4,246,949
1,455 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2016A, 4.000%, 7/01/26
7/24 at 102.00 N/R 1,479,153
585 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2017A, 5.500%, 7/01/27, 144A
No Opt. Call N/R 614,595
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Twin Cities International Schools Project, Series
2017A:
400 3.750%, 12/01/22, 144A No Opt. Call N/R 401,692
1,840 4.250%, 12/01/27, 144A No Opt. Call N/R 1,900,646
235 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 5.000%, 7/01/23
No Opt. Call BB+ 238,863
Minneapolis, Minnesota, Tax Increment Revenue Bonds,
Village at St. Anthony Falls Project, Refunding Series 2015:
335 4.000%, 3/01/24 3/23 at 100.00 N/R 338,048
325 4.000%, 3/01/27 3/23 at 100.00 N/R 327,272
Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A:
545 4.150%, 9/01/24 No Opt. Call BB- 548,542
1,100 5.000%, 9/01/34 9/24 at 100.00 BB- 1,117,897
2,285 Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen,
Second Century & Owatonna Senior Living Project, Refunding Series
2014B, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
5/22 at 100.00 N/R 2,275,632
775 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter
School Project, Refunding Series 2013A, 5.000%, 12/01/23
5/22 at 100.00 BBB- 776,604
7,630 Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck,
Saint Mary's School Project, Series 2015, 5.000%, 8/01/22, (ETM), 144A
No Opt. Call BB (6) 7,728,351
1,335 Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester
Math & Science Academy Project, Series 2018A, 4.500%, 9/01/26
No Opt. Call N/R 1,298,541
800 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 3.750%, 4/01/26
No Opt. Call N/R 740,976
4,455 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2016A, 5.000%, 7/01/28, 144A
7/26 at 100.00 N/R 4,585,220
250 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
4.750%, 7/01/29, 144A
7/27 at 100.00 N/R 258,610
Saint Paul Housing and Redevelopment Authority,
Minnesota, Lease Revenue Bonds, Hope Community
Academy Project, Series 2015A:
740 4.000%, 12/01/24 No Opt. Call BB 727,516
700 4.500%, 12/01/29 12/24 at 100.00 BB 678,776
Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A:
1,425 4.000%, 10/01/26 No Opt. Call N/R 1,441,288
1,115 4.750%, 10/01/31 10/26 at 100.00 N/R 1,142,607
150 Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016, 3.750%,
6/01/26
6/24 at 100.00 N/R 147,050

261
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Woodbury Housing and Redevelopment Authority,
Minnesota, Revenue Bonds, Saint Therese of Woodbury,
Series 2014:
$ 200 4.000%, 12/01/23 No Opt. Call N/R $ 200,820
400 4.000%, 12/01/24 No Opt. Call N/R 401,784
59,195 Total Minnesota 59,576,477
Mississippi - 0.1%
1,640 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series
2019A, 4.000%, 10/15/30, 144A
10/26 at 100.00 N/R 1,488,972
2,700 Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue
Bonds, King Edward Mixed-Use Project, Refunding Subordinate Series
2019B, 4.000%, 10/15/49, (Mandatory Put 4/15/29), 144A
10/26 at 100.00 N/R 2,345,787
6,520 Mississippi Business Finance Corporation, Revenue Bonds, System Energy
Resources, Inc. Project, Refunding Series 2021, 2.375%, 6/01/44
6/26 at 100.00 Baa1 5,071,126
10,860 Total Mississippi 8,905,885
Missouri - 0.9%
Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016:
1,515 5.000%, 8/01/24 No Opt. Call Ba1 1,594,537
1,910 5.000%, 8/01/27 8/26 at 100.00 Ba1 2,084,899
1,000 4.000%, 8/01/38 8/26 at 100.00 Ba1 1,028,220
Branson Industrial Development Authority, Missouri,
Tax Increment Revenue Bonds, Branson Shoppes
Redevelopment Project, Refunding Series 2017A:
650 4.000%, 11/01/26 11/25 at 100.00 N/R 649,174
1,125 4.000%, 11/01/27 11/25 at 100.00 N/R 1,114,988
1,475 3.900%, 11/01/29 11/25 at 100.00 N/R 1,426,030
615 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 Ba1 652,312
Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A:
875 5.000%, 3/01/27 No Opt. Call Ba1 973,359
1,400 5.000%, 3/01/28 3/27 at 100.00 Ba1 1,555,498
700 5.000%, 3/01/30 3/27 at 100.00 Ba1 773,920
200 5.000%, 3/01/31 3/27 at 100.00 Ba1 220,656
3,525 5.000%, 3/01/36 3/27 at 100.00 Ba1 3,872,318
5,315 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/44, (AMT)
3/29 at 100.00 A- 5,848,679
985 Kansas City Industrial Development Authority, Missouri, Revenue Bonds,
Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A
9/24 at 103.00 N/R 918,414
1,100 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A
4/26 at 100.00 N/R 1,080,365
Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A:
1,000 5.000%, 5/15/25 No Opt. Call BB 1,047,760
1,075 5.000%, 5/15/26 No Opt. Call BB 1,136,243
1,080 5.000%, 5/15/27 No Opt. Call BB 1,145,858
1,150 5.250%, 5/15/28 5/27 at 100.00 BB 1,225,682
2,645 5.250%, 5/15/31 5/27 at 100.00 BB 2,775,213

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
262
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Land Clearance for Redevelopment Authority of Kansas
City, Missouri, Project Revenue Bonds, Convention Center
Hotel Project - TIF Financing, Series 2018B:
$ 1,435 4.375%, 2/01/31, 144A 2/28 at 100.00 N/R $ 1,352,932
4,550 5.000%, 2/01/40, 144A 2/28 at 100.00 N/R 4,162,704
2,000 Lee's Summit, Missouri, Special Obligation Tax Increment and Special
District Improvement Bonds, Summit Fair Project, Refunding Series
2017, 4.000%, 11/01/27, 144A
No Opt. Call N/R 1,919,820
1,200 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25, 144A
No Opt. Call N/R 1,207,380
Missouri Southern State University, Auxiliary Enterprise
System Revenue Bonds, Series 2021:
2,040 3.000%, 10/01/26 No Opt. Call N/R 1,970,722
2,515 4.000%, 10/01/31 No Opt. Call N/R 2,441,411
2,135 4.000%, 10/01/34 10/31 at 100.00 N/R 2,033,822
Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021:
150 3.000%, 5/01/30 5/29 at 100.00 N/R 144,105
500 3.125%, 5/01/35 5/29 at 100.00 N/R 462,535
610 Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria
Project, Refunding & Improvement Series 2014A, 5.000%, 5/01/24
5/23 at 100.00 N/R 612,696
2,095 Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Nazareth Living Center, Series 2015A, 5.000%,
8/15/25
No Opt. Call N/R 2,199,918
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Ranken-Jordan
Project, Refunding & Improvement Series 2016:
895 5.000%, 11/15/27 11/25 at 100.00 N/R 949,219
990 5.000%, 11/15/29 11/25 at 100.00 N/R 1,043,054
1,095 5.000%, 11/15/31 11/25 at 100.00 N/R 1,146,465
655 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.000%,
12/01/25
No Opt. Call N/R 681,429
945 Saint Louis Industrial Development Authority, Missouri, Confluence
Academy Project, Series 2007A, 5.250%, 6/15/25
5/22 at 100.00 N/R 940,256
1,500 Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual
Appropriation Revenue Bonds, Contractual Payments of St. Louis City
Scottrade Center Project, Series 2018A, 5.000%, 4/01/38
4/27 at 100.00 A 1,669,530
555 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
3/23 at 103.00 Ba1 588,328
2,025 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 3.875%, 11/15/29
11/26 at 100.00 N/R 1,865,167
500 The Industrial Development Authority of the County of St. Louis, Missouri,
Transportation Development Refunding Revenue Bonds, Series 2019B,
4.375%, 3/01/33, 144A
3/27 at 100.00 N/R 487,900
425 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.375%, 4/01/37
4/28 at 100.00 N/R 382,322
58,155 Total Missouri 59,385,840

263
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Montana - 0.0%
Kalispell, Montana, Housing and Healthcare Facilities
Revenue Bonds, Immanuel Lutheran Corporation, Series
2017A:
$ 1,000 5.000%, 5/15/27 5/25 at 102.00 N/R $ 1,057,530
1,180 5.250%, 5/15/30 5/25 at 102.00 N/R 1,245,726
435 5.250%, 5/15/32 5/25 at 102.00 N/R 457,259
2,615 Total Montana 2,760,515
Nevada - 0.8%
Clark County, Nevada, Local Improvement Bonds, Special
Improvement District 142 Mountain's Edge, Refunding
2012:
805 4.000%, 8/01/22 No Opt. Call A 811,633
1,135 4.000%, 8/01/23 8/22 at 100.00 A 1,141,912
550 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 151 Summerlin-Mesa, Refunding Series 2015, 4.500%, 8/01/24
No Opt. Call N/R 568,871
1,160 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28
8/25 at 100.00 N/R 1,221,526
1,125 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2017B, 5.125%, 12/15/37, (AMT), 144A
12/27 at 100.00 N/R 960,476
3,030 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2018, 6.950%, 2/15/38, (AMT), 144A
8/28 at 100.00 N/R 3,037,333
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R 1,948,580
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Series 2017:
12,242 5.875%, 12/15/27, (AMT), 144A No Opt. Call N/R 13,082,105
2,935 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R 2,955,545
850 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series 2015,
4.000%, 12/15/25, 144A
No Opt. Call BB 860,353
450 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 4.500%, 12/15/29, 144A
12/25 at 100.00 BB 466,722
Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series
2016:
1,565 4.000%, 9/01/32 9/26 at 100.00 N/R 1,581,902
675 4.000%, 9/01/35 9/26 at 100.00 N/R 677,930
795 Henderson, Nevada, Local Improvement District No. T-20 Rainbow
Canyon, Local Improvement Bonds, Series 2018, 5.000%, 9/01/38
9/28 at 100.00 N/R 844,282
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 808 & 810 Summerlin Village 23B,
Refunding Series 2014:
500 5.000%, 6/01/23 No Opt. Call N/R 514,915
465 5.000%, 6/01/24 No Opt. Call N/R 489,817
755 5.000%, 6/01/25 6/24 at 100.00 N/R 792,591

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
264
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series
2015:
$ 470 5.000%, 12/01/26 12/25 at 100.00 N/R $ 501,702
1,475 5.000%, 12/01/28 12/25 at 100.00 N/R 1,559,665
325 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 4.000%, 6/01/39
6/29 at 100.00 N/R 328,426
335 Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series
2017A, 5.000%, 7/15/27, 144A
7/25 at 100.00 BB+ 357,824
North Las Vegas, Nevada, Local Improvement Bonds,
Special Improvement District 64 Valley Vista, Series 2019:
670 4.250%, 6/01/34 12/28 at 100.00 N/R 693,142
810 4.500%, 6/01/39 12/28 at 100.00 N/R 841,614
North Las Vegas, Nevada, Local Improvement Bonds,
Special Improvement District 65 Northern Beltway
Commercial Area, Series 2017:
1,685 4.000%, 12/01/27, 144A No Opt. Call N/R 1,751,305
840 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R 895,095
3,850 Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation
Bonds, Senior Lien, Refunding Series 2007B, 5.000%, 6/01/27
5/22 at 100.00 BB- 3,852,657
1,580 Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation
Bonds, Series 2007C, 5.400%, 6/01/27
5/22 at 100.00 N/R 1,421,273
400 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B,
5.000%, 6/01/38 - AGM Insured
12/28 at 100.00 A2 446,060
1,872 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Sales Tax Anticipation
Series 2019B, 3.500%, 6/15/28
No Opt. Call N/R 1,856,741
Sparks, Nevada, Sales Tax Revenue Bonds, Tourism
Improvement District 1 Legends at Sparks Marina,
Refunding Senior Series 2019A:
305 2.500%, 6/15/24, 144A No Opt. Call Ba2 302,990
4,735 2.750%, 6/15/28, 144A No Opt. Call Ba2 4,609,238
2,500 Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue Bonds,
Series 2020, 5.000%, 7/01/40
7/30 at 100.00 N/R 2,678,100
52,889 Total Nevada 54,052,325
New Hampshire - 0.1%
3,500 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020A, 3.625%, 7/01/43,
(Mandatory Put 7/02/40), 144A
7/25 at 100.00 B 3,335,360
5,790 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45,
(AMT), (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B 5,603,504
9,290 Total New Hampshire 8,938,864
New Jersey - 2.0%
2,340 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT)
No Opt. Call Ba1 2,430,675
New Jersey Building Authority, State Building Revenue
Bonds, Refunding Series 2016A:
1,070 4.000%, 6/15/30, (Pre-refunded 6/15/26) 6/26 at 100.00 BBB (6) 1,148,078
445 4.000%, 6/15/30, (Pre-refunded 6/15/26) 6/26 at 100.00 N/R (6) 479,327

265
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 145 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%,
8/01/24, 144A
No Opt. Call N/R $ 147,609
900 New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017,
5.000%, 7/15/32
7/27 at 100.00 BBB- 978,552
New Jersey Economic Development Authority, Charter
School Revenue Bonds, Teaneck Community Charter
School, Series 2017A:
45 3.500%, 9/01/22, 144A No Opt. Call BB 45,165
210 4.250%, 9/01/27, 144A No Opt. Call BB 217,804
830 New Jersey Economic Development Authority, Cigarette Tax Revenue
Refunding Bonds, Series 2012, 5.000%, 6/15/29, (Pre-refunded 6/15/22)
6/22 at 100.00 BBB (6) 836,623
New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014:
520 4.375%, 1/01/24 No Opt. Call N/R 521,191
2,000 5.000%, 1/01/34 1/24 at 100.00 N/R 1,987,560
860 New Jersey Economic Development Authority, Lease Revenue Bonds,
Liberty State Park Project, Refunding Series 2015A, 4.125%, 6/15/26
6/25 at 100.00 BBB 903,808
New Jersey Economic Development Authority, Lease
Revenue Bonds, State House Project, Series 2017B:
6,680 4.000%, 6/15/29 12/28 at 100.00 BBB 7,107,253
2,780 5.000%, 6/15/35 12/28 at 100.00 BBB 3,087,051
980 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 BB+ 984,733
5,000 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call BBB 5,433,850
650 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Rowan Properties LLC - Rowan University Student Housing
Project, Series 2015A, 5.000%, 1/01/25
No Opt. Call B 670,429
10,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/26
6/25 at 100.00 BBB 10,787,300
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Tender Option Bond Trust
Series 2018-XG0168:
1,000 2.632%, 9/01/27, 144A, (IF) (4) 3/23 at 100.00 BBB 1,034,440
New Jersey Economic Development Authority, School
Facilities Construction Financing Program Bonds,
Refunding Series 2013-I:
19,735 1.600%, 9/01/27, (UB) (SIFMA reference rate + 1.550% spread) (4) 3/23 at 100.00 BBB 19,904,918
3,000 2.090%, 3/01/28 (SIFMA reference rate + 1.600% spread) (5) 3/23 at 100.00 BBB 3,026,670
2,200 2.090%, 3/01/28, (UB) (SIFMA reference rate + 1.600% spread) (4),(5) 3/23 at 100.00 BBB 2,219,558
5,000 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2013NN,
5.000%, 3/01/25
3/23 at 100.00 BBB 5,123,250
250 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Tender Option Bond Trust
2016-XF2340, 1.445%, 9/01/25, 144A, (IF) (4)
3/25 at 100.00 BBB 262,510
100 New Jersey Economic Development Authority, School Revenue Bonds,
Leap Academy University Charter School Inc. Project; Series 2014A,
5.125%, 10/01/24, 144A
No Opt. Call BB- 103,603

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
266
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 4,740 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%,
9/15/27, (AMT)
9/22 at 100.00 B $ 4,797,733
1,745 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28, (AMT)
5/22 at 100.00 B 1,746,361
8,575 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
8/22 at 101.00 B+ 8,726,606
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B:
3,315 5.625%, 11/15/30, (AMT) 3/24 at 101.00 B+ 3,506,972
450 5.625%, 11/15/30, (AMT) 3/24 at 101.00 B+ 476,059
1,680 New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017, 5.000%, 10/01/27, (AMT)
No Opt. Call Baa3 1,886,926
1,075 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 4.000%, 7/01/34
7/26 at 100.00 BBB- 1,138,995
1,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/30
6/26 at 100.00 Baa1 1,106,430
6,485 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/34
No Opt. Call BBB 4,118,170
1,410 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2012A, 5.000%, 6/15/42, (Pre-refunded 6/15/22)
6/22 at 100.00 BBB (6) 1,421,111
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/34
12/28 at 100.00 BBB 5,564,650
1,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 4.125%, 6/15/39
12/28 at 100.00 BBB 1,559,520
11,855 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Libor Index
Series 2017D-1, 0.777%, 1/01/24, (UB) (4)
No Opt. Call A2 11,912,260
1,000 South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Refunding Series 2016S, 5.000%, 1/01/34
1/26 at 100.00 BB+ 1,073,880
South Jersey Port Corporation, New Jersey, Marine
Terminal Revenue Bonds, Subordinate Series 2017B:
850 5.000%, 1/01/32, (AMT) 1/28 at 100.00 Baa1 929,568
1,220 5.000%, 1/01/33, (AMT) 1/28 at 100.00 Baa1 1,331,996
1,250 5.000%, 1/01/34, (AMT) 1/28 at 100.00 Baa1 1,361,663
1,000 5.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa1 1,084,610
5,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 5,400,500
125,890 Total New Jersey 128,585,967
New Mexico - 0.1%
195 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 4.875%, 10/01/25
No Opt. Call N/R 196,063
2,360 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015B, 5.900%, 9/01/32
9/25 at 100.00 N/R 2,329,202
200 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23
No Opt. Call N/R 202,920
350 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23
No Opt. Call N/R 352,135

267
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico (continued)
$ 500 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 3.750%, 5/01/28, 144A
No Opt. Call N/R $ 484,380
3,605 Total New Mexico 3,564,700
New York - 5.3%
180 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.000%, 7/01/28
7/25 at 100.00 BBB 187,376
1,000 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Charter School for Applied Technologies, Series
2017A, 4.500%, 6/01/27
6/24 at 103.00 BBB 1,052,820
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York, Series
2014:
845 5.000%, 11/01/22 No Opt. Call BB 858,672
700 5.250%, 11/01/34 11/24 at 100.00 BB 738,374
1,100 Build New York City Resource Corporation, New York, Revenue Bonds,
South Bronx Charter School for International Cultures and the Arts
Project, Series 2013A, 5.000%, 4/15/43
4/23 at 100.00 BB+ 1,114,091
2,610 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R 2,795,362
3,805 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 N/R 3,479,825
2,500 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 N/R 2,418,700
Build NYC Resource Corporation, New York, Revenue
Bonds, Richmond Preparatory Charter School Project,
Social Impact Project Series 2021A:
400 4.000%, 6/01/31, 144A 6/29 at 100.00 N/R 394,248
450 5.000%, 6/01/36, 144A 6/29 at 100.00 N/R 472,599
1,205 Build NYC Resource Corporation, Revenue Bonds, Shefa School, Series
2021A, 2.500%, 6/15/31, 144A
No Opt. Call N/R 1,086,946
Dormitory Authority of the State of New York, Insured
Revenue Bonds, Pace University, Series 2013A:
5 4.000%, 5/01/22, (ETM) No Opt. Call N/R (6) 5,012
15 5.000%, 5/01/23, (ETM) No Opt. Call N/R (6) 15,541
715 5.000%, 5/01/23 No Opt. Call BBB- 737,995
85 5.000%, 5/01/24, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R (6) 87,974
65 5.000%, 5/01/26, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R (6) 67,274
20 5.000%, 5/01/27, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R (6) 20,700
3,000 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/30
8/28 at 100.00 BBB- 3,285,480
6,470 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.000%, 12/01/26,
144A
No Opt. Call BB- 6,690,368
2,160 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest Series
2016A, 5.000%, 1/01/56
1/27 at 100.00 N/R 2,190,758
1,395 Green Island Power Authority, New York, Power System Revenue Bonds,
Subordinante Series 2000, 6.000%, 12/15/25, (AMT)
6/22 at 100.00 Ba1 1,398,599
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
5.890%, 2/01/32
2/27 at 100.00 N/R 1,074,400

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
268
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.470%, 2/01/33
2/28 at 100.00 N/R $ 1,117,780
800 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
4.760%, 2/01/27
No Opt. Call N/R 812,624
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
580 4.050%, 2/01/31 2/30 at 100.00 A2 543,008
1,080 4.450%, 2/01/41 2/30 at 100.00 A2 987,055
5,005 Jefferson County Civic Facility Development Corporation, New York,
Revenue Bonds, Samaritan Medical Center Project, Series 2017A,
4.000%, 11/01/42
11/27 at 100.00 BB 5,031,727
1,000 Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22
6/22 at 100.00 N/R 997,320
50,380 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22, (UB)
(4)
No Opt. Call N/R 50,590,085
3,445 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22
No Opt. Call N/R 3,492,851
4,220 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23
No Opt. Call N/R 4,323,221
6,835 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2017A-1, 5.250%, 11/15/57
5/27 at 100.00 BBB+ 7,473,799
4,490 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 5.000%, 11/15/49
5/30 at 100.00 BBB+ 4,897,737
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
5/30 at 100.00 BBB+ 5,451,350
4,240 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 BBB+ 4,623,466
3,105 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015A-1, 5.000%, 11/15/33
5/25 at 100.00 BBB+ 3,305,769
5,005 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Variable Rate Demand Obligations, Series 2002G-1, 0.528%,
11/01/26 (SOFR*0.67% reference rate + 0.430% spread) (5)
No Opt. Call BBB+ 4,909,505
12,890 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Variable Rate Demand Obligations, Series 2005D-1, 0.518%,
11/01/35, (Mandatory Put 4/01/24) (SOFR*0.67% reference rate +
0.330% spread) (5)
1/24 at 100.00 BBB+ 12,810,598
400 Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated
Group Project, Series 2014B, 5.000%, 7/01/29
7/24 at 100.00 A- 423,996
5,520 Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%,
6/01/26
4/22 at 100.00 CCC+ 5,656,344
New Rochelle Corporation, New York, Local Development
Revenue Bonds, Iona College Project, Series 2015A:
210 5.000%, 7/01/27 7/25 at 100.00 BBB 225,611
375 5.000%, 7/01/28 7/25 at 100.00 BBB 401,989
6,360 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007, 0.000%, 10/01/27 (7)
5/22 at 100.00 N/R 5,088,000

269
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 3,000 New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through
Bonds, Series 2010A, 6.250%, 6/01/41, 144A
4/22 at 100.00 B- $ 3,093,300
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 3 World Trade Center Project, Class
2 Series 2014:
8,965 5.150%, 11/15/34, 144A 11/24 at 100.00 N/R 9,520,113
9,150 5.375%, 11/15/40, 144A 11/24 at 100.00 N/R 9,720,502
5,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 4 World Trade Center Project, Refunding Green Series 2021A,
2.875%, 11/15/46
11/31 at 100.00 A- 4,283,600
675 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 BBB- 704,700
3,500 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/46, (AMT)
7/24 at 100.00 Baa3 3,669,715
4,845 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 B- 5,284,199
3,460 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2021, 2.250%, 8/01/26, (AMT)
No Opt. Call B 3,340,422
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2018:
1,600 5.000%, 1/01/34, (AMT) 1/28 at 100.00 BB+ 1,745,536
4,410 5.000%, 1/01/36, (AMT) 1/28 at 100.00 BB+ 4,799,050
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2020:
1,925 4.000%, 10/01/30, (AMT) No Opt. Call BB+ 1,998,535
10,890 5.000%, 10/01/35, (AMT) 10/30 at 100.00 BB+ 12,207,908
7,990 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series
2018A, 4.750%, 11/01/42, (AMT), 144A
7/23 at 100.00 B 8,066,225
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Seventh Series 2021:
3,000 3.000%, 10/01/28, (AMT) No Opt. Call N/R 3,053,250
5,000 2.000%, 10/01/34, (AMT) No Opt. Call N/R 4,218,000
2,580 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R 323,171
Syracuse Industrial Development Authority, New York,
PILOT Revenue Bonds, Carousel Center Project, Refunding
Series 2016A:
10,385 5.000%, 1/01/30, (AMT) 1/26 at 100.00 CC 9,211,391
4,895 5.000%, 1/01/31, (AMT) 1/26 at 100.00 CC 4,267,266
3,230 5.000%, 1/01/32, (AMT) 1/26 at 100.00 CC 2,772,955
4,700 5.000%, 1/01/33, (AMT) 1/26 at 100.00 CC 3,963,369
2,000 5.000%, 1/01/34, (AMT) 1/26 at 100.00 CC 1,663,900
6,705 5.000%, 1/01/35, (AMT) 1/26 at 100.00 CC 5,527,870
2,100 5.000%, 1/01/36, (AMT) 1/26 at 100.00 CC 1,707,510
1,810 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%, 1/01/28
- SYNCORA GTY Insured, 144A
No Opt. Call CC 1,790,832

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
270
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 6,095 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/01/25
No Opt. Call A1 $ 6,709,864
Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021C-1A:
4,000 5.000%, 5/15/40 11/31 at 100.00 N/R 4,705,080
2,185 5.000%, 5/15/41 11/31 at 100.00 N/R 2,564,294
4,510 4.000%, 5/15/42 11/31 at 100.00 N/R 4,817,221
TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006:
10,000 5.000%, 6/01/45 6/27 at 100.00 CCC+ 10,362,300
5,000 5.000%, 6/01/48 6/27 at 100.00 N/R 5,157,750
TSASC Inc., New York, Tobacco Settlement Asset-Backed
Bonds, Fiscal 2017 Series B:
2,850 5.000%, 6/01/24 No Opt. Call B- 2,871,631
3,850 5.000%, 6/01/25 No Opt. Call B- 3,878,798
Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community,
Inc. Project, Accd Inv Series 2021A:
20,065 5.000%, 7/01/36, 144A 7/27 at 104.00 N/R 20,465,297
7,500 5.000%, 7/01/41, 144A 7/27 at 104.00 N/R 7,587,975
8,450 5.000%, 7/01/46, 144A 7/27 at 104.00 N/R 8,461,745
5,710 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv,
Series 2021C-EFRB, 3.200%, 7/01/28, 144A
No Opt. Call N/R 5,467,953
2,675 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv,
Series 2021SD, 2.875%, 7/01/26, 144A
No Opt. Call N/R 2,586,672
Westchester County Local Development Corporation,
New York, Revenue Bonds, Westchester Medical Center
Obligated Group Project, Refunding Series 2016:
685 5.000%, 11/01/27 11/25 at 100.00 BBB- 747,636
830 5.000%, 11/01/28 11/25 at 100.00 BBB- 906,335
347,885 Total New York 347,560,819
North Carolina - 0.1%
350 Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015, 4.375%, 3/01/25, 144A
No Opt. Call N/R 350,154
3,100 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 12/31/37, (AMT)
6/25 at 100.00 BBB- 3,274,964
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Lutheran Services for the Aging,
Series 2021A:
900 4.000%, 3/01/36 3/28 at 103.00 N/R 872,838
1,050 4.000%, 3/01/41 3/28 at 103.00 N/R 991,263
1,030 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Plantation Village, Inc., Refunding Series
2021A, 4.000%, 1/01/41
1/27 at 103.00 N/R 1,063,908
6,430 Total North Carolina 6,553,127
North Dakota - 0.1%
490 Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius
Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/22,
(ETM)
No Opt. Call N/R (6) 494,528
2,750 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 4.000%, 12/01/46
12/31 at 100.00 BBB- 2,820,262

271
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
$ 2,380 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020A, 3.000%, 7/01/40
7/29 at 100.00 Aa1 $ 2,293,178
2,005 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/31
6/28 at 100.00 BBB- 2,237,961
7,625 Total North Dakota 7,845,929
Ohio - 1.7%
11,095 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 1,651,602
21,150 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 22,025,398
Butler County Port Authority, Ohio, Public Infrastructure
Revenue Bonds, Liberty Center Project, Liberty Community
Authority, Series 2014C:
950 5.000%, 12/01/24 12/22 at 100.00 N/R 951,435
2,170 5.750%, 12/01/34 12/22 at 100.00 N/R 2,127,793
5,000 Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc.
Project, Series 1998, 5.375%, 9/15/27, (AMT)
5/22 at 100.00 B 5,008,650
3,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 N/R 3,154,380
2,285 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28,
144A
No Opt. Call N/R 2,373,589
1,000 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
3.375%, 12/01/29
6/29 at 100.00 N/R 970,130
4,295 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013, 5.000%, 6/15/43
6/23 at 100.00 Ba2 4,357,836
Franklin County, Ohio, Health Care Facilities Revenue
Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding
&Improvement Series 2014:
150 5.000%, 11/15/23 No Opt. Call BBB+ 157,101
205 5.000%, 11/15/24 No Opt. Call BBB+ 219,836
200 5.000%, 11/15/25 11/24 at 100.00 BBB+ 214,212
500 5.000%, 11/15/26 11/24 at 100.00 BBB+ 535,095
1,000 Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2021, 3.500%, 12/01/51,
(AMT)
12/31 at 100.00 Ba2 835,650
Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A:
65 5.000%, 12/01/22 5/22 at 100.00 N/R 65,054
525 5.000%, 12/01/32 5/22 at 100.00 N/R 519,834
765 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23
6/23 at 100.00 N/R 769,582
4,430 Middleburg Heights, Ohio, Hospital Facilities Improvement Revenue
Bonds, Southwest General Health Center Project, Refunding Series
2020A, 4.000%, 8/01/47
8/30 at 100.00 A2 4,687,073
2,250 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
2/23 at 100.00 Ba2 2,301,863

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
272
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 7,515 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R $ 9,394
4,500 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 B- 4,679,730
365 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23
No Opt. Call N/R 456
24,100 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call N/R 22,479,998
25,640 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (7)
No Opt. Call N/R 32,050
2,065 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010A, 3.125%, 7/01/33 (7)
No Opt. Call N/R 2,581
3,105 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010B, 3.750%, 6/01/33 (7)
No Opt. Call N/R 3,881
215 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B,
3.125%, 1/01/34 (7)
No Opt. Call N/R 269
1,500 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B,
3.625%, 12/01/33 (7)
No Opt. Call N/R 1,875
1,730 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B,
3.625%, 10/01/33 (7)
No Opt. Call N/R 2,162
3,900 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C,
3.950%, 11/01/32 (7)
No Opt. Call N/R 4,875
1,115 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.375%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R 1,117,899
Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Pratt Paper Ohio, LLC Project, Series 2017:
1,500 4.250%, 1/15/38, (AMT), 144A 1/28 at 100.00 N/R 1,523,745
3,000 4.500%, 1/15/48, (AMT), 144A 1/28 at 100.00 N/R 3,078,120
1,000 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/40
1/30 at 100.00 A3 1,095,620
720 Ohio Housing Finance Agency,  Multifamily Housing Revenue Bonds,
Sanctuary at Springboro Project, Series 20017, 5.125%, 1/01/32, 144A
10/25 at 101.00 N/R 665,446
12,190 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (7)
No Opt. Call N/R 15,238
8,610 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (7)
No Opt. Call N/R 10,762
2,905 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R 3,631

273
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 5,075 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008C, 3.950%, 11/01/32 (7)
No Opt. Call N/R $ 6,344
3,580 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (7)
No Opt. Call N/R 4,475
5,230 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R 6,537
14,995 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2006B, 4.000%, 12/01/33 (7)
No Opt. Call N/R 18,744
490 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 3.750%, 12/01/31,
144A
12/28 at 100.00 N/R 458,155
250 Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care
Rehabilitation Centers, Inc., Series 2014A, 5.625%, 7/01/25
7/24 at 100.00 N/R 242,747
Southeastern Ohio Port Authority, Hosptial Facilities
Revenue Bonds, Memorial Health System Obligated Group
Project, Improvement Series 2015:
430 5.000%, 12/01/23 No Opt. Call BB- 444,461
595 5.000%, 12/01/24 No Opt. Call BB- 624,131
415 5.000%, 12/01/25 12/24 at 100.00 BB- 433,215
2,670 5.500%, 12/01/29 12/24 at 100.00 BB- 2,805,342
Southeastern Ohio Port Authority, Hosptial Facilities
Revenue Bonds, Memorial Health System Obligated Group
Project, Refunding and Improvement Series 2012:
2,240 5.750%, 12/01/32 12/22 at 100.00 BB- 2,275,907
1,920 6.000%, 12/01/42 12/22 at 100.00 BB- 1,950,202
2,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R 1,963,360
2,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R 2,103,600
Toledo-Lucas County Port Authority, Ohio, Student Housing
Revenue Bonds, CHF-Toledo, L.L.C. - The University of
Toledo Project, Series 2014A:
1,485 5.000%, 7/01/24 No Opt. Call BBB- 1,544,920
2,250 5.000%, 7/01/29 7/24 at 100.00 BBB- 2,345,782
5,075 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 5.375%, 3/01/27
3/25 at 100.00 N/R 5,288,658
217,410 Total Ohio 110,170,425
Oklahoma - 0.5%
5,000 Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds,
Series 2019, 5.000%, 9/01/45
9/29 at 100.00 Baa1 5,493,650
Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project,
Refunding Series 2017:
500 5.000%, 11/15/26 11/25 at 102.00 BBB- 551,510
600 5.000%, 11/15/28 11/25 at 102.00 BBB- 652,644
400 5.000%, 11/15/29 11/25 at 102.00 BBB- 432,792
1,780 5.000%, 11/15/30 11/25 at 102.00 BBB- 1,919,570
730 5.000%, 11/15/32 11/25 at 102.00 BBB- 784,633

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
274
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 9,875 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
6/23 at 100.00 N/R $ 10,150,117
2,915 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
6/23 at 100.00 N/R 2,996,212
8,050 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/01/25)
6/25 at 100.00 B- 8,580,576
29,850 Total Oklahoma 31,561,704
Oregon - 0.1%
750 Clackamas County Hospital Facility Authority, Oregon, Senior Living
Revenue Bonds, Willamette View Project, Series 2017A, 5.000%,
11/15/32
11/25 at 102.00 N/R 792,923
Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Terwilliger Plaza-Parkview Project,
Refunding Green Series 2021A:
2,865 4.000%, 12/01/36 12/28 at 103.00 BB+ 2,799,535
1,850 4.000%, 12/01/41 12/28 at 103.00 BB+ 1,762,587
740 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 3.750%, 6/15/29, 144A
6/27 at 102.00 N/R 720,360
430 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 4.500%, 6/15/28
6/25 at 100.00 N/R 436,884
75 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Series 2012B, 3.700%, 7/01/32, (AMT)
7/22 at 100.00 Aaa 75,155
450 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.000%, 7/01/25
No Opt. Call N/R 461,736
405 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
5/22 at 100.00 N/R 405,203
1,425 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/46
11/28 at 103.00 N/R 1,442,271
8,990 Total Oregon 8,896,654
Pennsylvania - 4.6%
4,965 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center System, Series
2007A-1, 1.032%, 2/01/37 (3-Month LIBOR*0.67% reference rate +
0.820% spread) (5)
8/22 at 100.00 A 4,931, 635
250 Allegheny County Industrial Development Authority, Pennsylvania, ,
Charter School Revenue Bonds, Propel Charter School-Sunrise, Series
2013, 5.250%, 7/15/23
No Opt. Call BB+ 255,185
3,770 Allegheny County Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel Corp.,
Refunding Series 2019, 4.875%, 11/01/24
No Opt. Call B- 3,937,124
1,410 Allegheny County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Penn Hills Charter School of Entrepreneurship, Series
2021A, 4.000%, 6/15/41
6/31 at 100.00 N/R 1,358,591
5,699 Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue
Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23 (7)
5/22 at 100.00 N/R 5,128,944
295 Allentown Commercial and Industrial Development Authority, 5.000%,
6/15/26, 144A
No Opt. Call N/R 294,735
2,000 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Executive Education Academy Charter
School, Series 2017, 5.875%, 7/01/32, 144A
7/24 at 100.00 N/R 2,066,480

275
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 2,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania,  Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32
5/22 at 100.00 Baa3 $ 2,005,560
5,145 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R 5,825,169
Allentown Neighborhood Improvement Zone
Development Authority, Pennsylvania, Tax Revenue Bonds,
City Center Project, Subordinate Lien, Series 2018:
11,440 5.000%, 5/01/28, 144A No Opt. Call N/R 12,574,962
1,685 5.125%, 5/01/32, 144A 5/28 at 100.00 N/R 1,846,491
2,750 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/27, 144A
No Opt. Call Ba3 3,013,670
8,195 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (7)
No Opt. Call N/R 10,244
6,755 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (7)
No Opt. Call N/R 8,444
8,470 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (7)
No Opt. Call N/R 10,587
18,995 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (7)
No Opt. Call N/R 23,744
13,790 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47, (Mandatory Put 4/01/21)
4/31 at 100.00 N/R 12,147,197
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
1,195 5.000%, 11/01/37 11/27 at 100.00 B+ 1,244,951
6,875 5.000%, 11/01/47 11/27 at 100.00 B+ 7,045,981
14,000 4.000%, 11/01/50 11/27 at 100.00 B+ 12,010,600
15,275 5.000%, 11/01/50 11/27 at 100.00 B+ 15,585,083
12,325 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/44
5/22 at 100.00 B+ 12,338,311
Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2020A:
750 5.000%, 2/01/29 No Opt. Call B+ 812,137
700 5.000%, 2/01/31 No Opt. Call B+ 766,710
800 5.000%, 2/01/32 No Opt. Call B+ 881,608
6,110 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2019, 4.000%, 8/15/50
8/28 at 100.00 A- 6,467,741
Bucks County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Grand View Hospital, Series
2021:
4,495 4.000%, 7/01/46 7/31 at 100.00 BB+ 4,626,973
4,000 4.000%, 7/01/51 7/31 at 100.00 BB+ 4,099,440
2,565 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.000%,
3/15/26
No Opt. Call BBB- 2,692,429

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
276
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 4,965 Butler County General Authority, Pennsylvania, School Revenue Bonds,
Butler Area School District Project, Series 2007, 0.844%, 10/01/34
(3-Month LIBOR*0.67% reference rate + 0.700% spread) (5)
5/22 at 100.00 A2 $ 4,820,965
295 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/30
12/25 at 100.00 N/R 302,708
1,160 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 4.000%, 12/15/27
No Opt. Call BBB- 1,191,100
435 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Chater School Project, Series 2012A, 5.000%,
10/15/22
No Opt. Call BB 440,577
2,790 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Chater School Project, Series 2017A, 5.000%,
10/15/27
4/27 at 100.00 BB 2,959,744
370 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Renaissance Academy Charter School Project, Series 2014,
3.750%, 10/01/24
No Opt. Call BBB- 376,486
227 Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018,
4.375%, 3/01/28, 144A
No Opt. Call N/R 236,498
1,000 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 A1 1,062,440
Dallas Area Municipal Authority, Pennsylvania, Revenue
Bonds, Misericordia University, Series 2014:
655 5.000%, 5/01/23 No Opt. Call Baa3 672,954
500 5.000%, 5/01/24 No Opt. Call Baa3 523,765
2,500 5.000%, 5/01/37 5/24 at 100.00 Baa3 2,581,950
Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology
Project, Series 2017:
1,250 5.000%, 10/15/34, 144A 10/27 at 100.00 BB 1,308,925
2,000 5.125%, 10/15/41, 144A 10/27 at 100.00 BB 2,092,420
5,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB 5,619,350
510 Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc.
Project, Series 2017, 5.000%, 6/01/27
6/25 at 102.00 BB 539,437
8,000 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2007C, 1.100%, 6/01/37 (3-Month
LIBOR*0.67% reference rate + 0.750% spread) (5)
5/22 at 100.00 A+ 7,597,120
60,000 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2018E, 2.073%, 9/01/48,
(Mandatory Put 9/01/25), (UB) (4)
9/24 at 100.00 A+ 60,513,600
515 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2013A, 5.000%, 7/01/22
No Opt. Call Ba1 519,151
870 East Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2018A, 4.125%, 10/01/39 - BAM
Insured
10/22 at 100.00 A2 879,344

277
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
East Hempfield Township Industrial Development
Authority, Pennsylvania, Student Services Inc - Student
Housing Project at Millersville University, Series 2014:
$ 870 5.000%, 7/01/22, (ETM) No Opt. Call N/R (6) $ 878,361
405 5.000%, 7/01/24, (ETM) No Opt. Call N/R (6) 432,232
1,000 5.000%, 7/01/29, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R (6) 1,067,240
1,625 Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Indiana Regional Medical Center, Series 2014A, 6.000%, 6/01/39
6/23 at 100.00 Ba3 1,667,721
2,000 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 A 2,126,860
Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, United Zion Retirement Community, Series 2017A:
2,190 4.500%, 12/01/29 6/27 at 100.00 N/R 2,220,375
500 5.000%, 12/01/32 6/27 at 100.00 N/R 512,285
1,775 Lehigh County Industrial Development Authority, Charter School Revenue
Bonds, Seven Generations Charter School, Series 2021A, 4.000%,
5/01/41
5/30 at 100.00 BB 1,703,876
2,930 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 N/R 2,943,712
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Holy Redeemer
Health System Inc., Refunding Series 2014A:
1,165 5.000%, 10/01/24 No Opt. Call Ba2 1,233,315
1,200 5.000%, 10/01/25 10/24 at 100.00 Ba2 1,271,568
2,030 5.000%, 10/01/26 10/24 at 100.00 Ba2 2,148,938
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Whitemarsh Continuing Care Retirement Community
Project, Series 2015, 5.000%, 1/01/30
1/25 at 100.00 N/R 1,034,860
1,565 Northampton County Industrial Development Authority, Pennsylvania,
Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013,
7.000%, 7/01/32
7/23 at 100.00 N/R 1,627,569
635 Northeastern Pennsylvania Hospital and Education Authority, University
Revenue Bonds, Wilkes University Project, Refunding Series 2016A,
5.000%, 3/01/27
3/26 at 100.00 BBB- 690,816
5,160 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R 5,167,121
5,160 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R 5,167,121
6,115 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R 5,750,852
8,585 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (7)
No Opt. Call N/R 10,731
140 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (7)
No Opt. Call N/R 175
2,690 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%,
11/01/29
11/25 at 100.00 BBB 2,894,682

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
278
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development Senior
Living Facilities, Philadelphia, Pennsylvania, Revenue
Bonds, Wesley Enhanced Living Obligated Group, Series
2017A:
$ 200 5.000%, 7/01/31 7/27 at 100.00 BB $ 202,188
500 5.000%, 7/01/32 7/27 at 100.00 BB 504,315
7,000 Philadelphia Authority for Industrial Development Senior Living Facilities,
Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living
Obligated Group, Taxable Series 2017B, 6.250%, 7/01/31
No Opt. Call BB 6,999,650
460 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Mast Community Charter School II Project,
Series 2020A, 5.000%, 8/01/30
No Opt. Call BBB- 505,416
675 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Electrical & Technology Charter
School, Series 2021A, 4.000%, 6/01/31
No Opt. Call BB 696,128
505 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Nueva Esperanza, Inc. - Esperanza Academy Charter School,
Series 2013, 6.375%, 1/01/23, (ETM)
No Opt. Call N/R (6) 523,074
875 Quakertown General Authority Health Facilities Revenue USDA Loan
Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group,
Pennsylvania, Series 2017C, 5.300%, 7/01/42
7/22 at 100.00 N/R 876,295
2,935 Saint Mary Hospital Authority, Pennsylvania, Health System Revenue
Bonds, Catholic Health East, Series 2007F, 1.169%, 11/15/34 (3-Month
LIBOR*0.67% reference rate + 0.830% spread) (5)
5/22 at 100.00 AA- 2,875,977
Scranton, Lackawanna County, Pennsylvania, General
Obligation Bonds, Refunding Series 2017:
1,745 5.000%, 9/01/24, 144A No Opt. Call BB+ 1,806,110
405 5.000%, 9/01/25, 144A No Opt. Call BB+ 424,047
420 5.000%, 9/01/26, 144A No Opt. Call BB+ 444,398
440 5.000%, 9/01/27, 144A No Opt. Call BB+ 469,432
1,585 5.000%, 9/01/28, 144A 9/27 at 100.00 BB+ 1,685,473
3,650 5.000%, 9/01/29, 144A 9/27 at 100.00 BB+ 3,871,226
Scranton, Lackawanna County, Pennsylvania, General
Obligation Notes, Series 2016:
1,940 5.000%, 11/15/26 5/24 at 100.00 BB+ 1,995,775
9,265 5.000%, 11/15/32 5/24 at 100.00 BB+ 9,484,858
5,000 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/36
6/26 at 100.00 BB+ 5,152,800
375 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 4.000%,
7/01/23
No Opt. Call BB 377,531
4,980 Westmoreland County Industrial Development Authority, Pennsylvania,
Retirement Community Revenue Bonds, Redstone Presbyterian
SeniorCare Obligated Group, Refunding Bonds, Series 2021, 4.000%,
5/15/41
5/28 at 103.00 N/R 4,805,302
351,441 Total Pennsylvania 302,499,665
Puerto Rico - 13.6%
48,500 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2005A, 0.000%, 5/15/50
5/22 at 16.64 N/R 8,035,480

279
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
$ 3,430 5.000%, 7/01/24, 144A , (WI/DD, Settling 6/15/22) No Opt. Call N/R $ 3,583,081
4,570 5.000%, 7/01/25, 144A , (WI/DD, Settling 6/15/22) No Opt. Call N/R 4,858,824
5,970 5.000%, 7/01/33, 144A , (WI/DD, Settling 6/15/22) 7/32 at 100.00 N/R 6,799,770
7,220 5.000%, 7/01/37, 144A , (WI/DD, Settling 6/15/22) 7/32 at 100.00 N/R 8,186,975
1,780 4.000%, 7/01/42, 144A , (WI/DD, Settling 6/15/22) 7/32 at 100.00 N/R 1,832,421
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
54,175 5.000%, 7/01/30, 144A No Opt. Call N/R 61,273,008
21,000 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R 23,476,320
45,000 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R 49,110,300
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A:
275 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R 312,224
500 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 563,235
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
13,700 5.000%, 7/01/28, 144A No Opt. Call N/R 15,217,138
4,370 5.000%, 7/01/29, 144A No Opt. Call N/R 4,900,387
20,638 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R 23,431,560
37,454 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 42,190,807
1,315 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 1,353,161
605 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 645,753
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Federally Taxable Build America Bonds, Series
2010YY:
7,865 4.050%, 7/01/40 (7) 5/22 at 100.00 D 7,697,869
1,305 4.050%, 7/01/40 (7) 5/22 at 100.00 D 1,226,700
635 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 3.926%, 7/01/30 (7)
5/22 at 100.00 D 605,631
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2010DDD:
1,000 3.957%, 7/01/21 (7) No Opt. Call N/R 955,000
1,000 3.957%, 7/01/22 (7) 6/21 at 100.00 N/R 955,000
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2012A:
3,000 3.957%, 7/01/29 (7) 7/22 at 100.00 D 2,872,500
15,155 3.957%, 7/01/42 (7) 7/22 at 100.00 D 14,510,912
78 3.957%, 7/01/42 (7) 7/22 at 100.00 D 73,320
45 3.961%, 7/01/42 (7) 7/22 at 100.00 D 43,088
470 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 3.999%, 7/01/22 (7)
No Opt. Call N/R 452,963
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007TT:
6,205 3.957%, 7/01/22 (7) 5/22 at 100.00 D 5,941,287
1,140 3.957%, 7/01/22 (7) 6/21 at 100.00 N/R 1,088,700
200 3.957%, 7/01/22 (7) No Opt. Call N/R 191,000
450 3.957%, 7/01/23 (7) 5/22 at 100.00 D 430,875
35 3.957%, 7/01/25 (7) 5/22 at 100.00 D 33,512
115 3.957%, 7/01/27 (7) 5/22 at 100.00 D 110,113
1,230 3.957%, 7/01/32 (7) 5/22 at 100.00 D 1,177,725
12 3.957%, 7/01/32 (7) 5/22 at 100.00 D 11,280
2,310 3.957%, 7/01/37 (7) 5/22 at 100.00 D 2,211,825

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
280
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007VV:
$ 1,100 3.999%, 7/01/22 (7) No Opt. Call N/R $ 1,060,125
2,255 3.957%, 7/01/24 (7) 5/22 at 100.00 D 2,159,162
1,570 5.250%, 7/01/29 - NPFG Insured No Opt. Call D 1,622,658
10,400 5.250%, 7/01/33 - NPFG Insured No Opt. Call D 10,739,560
4,480 5.250%, 7/01/35 - NPFG Insured No Opt. Call D 4,621,792
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010AAA:
975 3.978%, 7/01/23 (7) 5/22 at 100.00 D 938,437
2,000 3.978%, 7/01/24 (7) 5/22 at 100.00 D 1,925,000
2,140 3.998%, 7/01/27 (7) 5/22 at 100.00 D 2,059,750
9,664 3.978%, 7/01/28 (7) 5/22 at 100.00 D 9,301,600
7,020 3.978%, 7/01/29 (7) 5/22 at 100.00 D 6,756,750
5,184 3.978%, 7/01/31 (7) 5/22 at 100.00 D 4,989,600
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010CCC:
50 3.957%, 7/01/22 (7) 5/22 at 100.00 D 47,875
2,100 3.957%, 7/01/24 (7) 5/22 at 100.00 D 2,010,750
400 3.926%, 7/01/25 (7) 5/22 at 100.00 D 381,500
50 3.957%, 7/01/25 (7) 5/22 at 100.00 D 47,875
1,995 3.978%, 7/01/27 (7) 5/22 at 100.00 D 1,920,188
490 3.957%, 7/01/28 (7) 5/22 at 100.00 D 469,175
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010XX:
695 3.926%, 7/01/25 (7) 5/22 at 100.00 D 662,856
110 3.978%, 7/01/27 (7) 5/22 at 100.00 D 105,875
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010ZZ:
7,620 3.978%, 7/01/22 (7) 5/22 at 100.00 D 7,334,250
10,655 3.978%, 7/01/22 (7) 5/22 at 100.00 D 10,068,975
1,145 3.978%, 7/01/22 (7) 6/21 at 100.00 N/R 1,099,200
4,320 3.978%, 7/01/23 (7) 5/22 at 100.00 D 4,158,000
350 3.957%, 7/01/24 (7) 5/22 at 100.00 D 335,125
1,260 3.978%, 7/01/24 (7) 5/22 at 100.00 D 1,212,750
1,000 3.978%, 7/01/25 (7) 5/22 at 100.00 D 962,500
1,090 3.957%, 7/01/28 (7) 5/22 at 100.00 D 1,043,675
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2013A:
730 4.123%, 7/01/33 (7) 7/23 at 100.00 D 728,168
3,415 4.102%, 7/01/36 (7) 7/23 at 100.00 D 3,397,891
745 4.123%, 7/01/43 (7) 7/23 at 100.00 D 743,130
500 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016D-4-RSA-1, 4.164%, 7/01/22 (7)
No Opt. Call N/R 503,125
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series WW:
2,850 3.988%, 7/01/22 (7) 5/22 at 100.00 D 2,746,688
280 3.999%, 7/01/22 (7) 6/21 at 100.00 N/R 269,850
5,597 3.988%, 7/01/23 (7) 5/22 at 100.00 D 5,394,109
20 3.978%, 7/01/25 (7) 5/22 at 100.00 D 19,250
130 3.957%, 7/01/28 (7) 5/22 at 100.00 D 124,475
1,060 3.978%, 7/01/33 (7) 5/22 at 100.00 D 1,020,250
3,990 3.999%, 7/01/38 (7) 5/22 at 100.00 D 3,855,337
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Taxable Build America Bond Series 2010EE:
7,530 4.044%, 7/01/32 (7) 5/22 at 100.00 D 7,360,575
695 4.061%, 7/01/40 (7) 5/22 at 100.00 D 653,300

281
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 6,135 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Series 2010BBB, 3.990%, 7/01/28 (7)
5/22 at 100.00 D $ 5,950,950
Puerto Rico Highway and Transportation Authority, Highway
Revenue Bonds, Series 2005L:
12,140 5.250%, 7/01/35 - NPFG Insured No Opt. Call Baa2 12,499,951
21,140 5.250%, 7/01/38 - AMBAC Insured No Opt. Call N/R 21,516,926
Puerto Rico Highway and Transportation Authority, Highway
Revenue Bonds, Series 2007N:
3,235 5.500%, 7/01/29 - AMBAC Insured No Opt. Call N/R 3,351,169
27,260 5.250%, 7/01/32 - NPFG Insured No Opt. Call Baa2 28,178,662
17,710 5.250%, 7/01/33 - NPFG Insured No Opt. Call Baa2 18,288,231
2,050 Puerto Rico Infrastructure Financing Authority, 0.000%, 7/01/28 No Opt. Call N/R 2,046,165
785 Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 -
AGM Insured
5/22 at 100.00 A2 795,794
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
585 0.000%, 7/01/27 No Opt. Call N/R 501,333
570 0.000%, 7/01/29 7/28 at 98.64 N/R 455,105
190 0.000%, 7/01/31 7/28 at 91.88 N/R 140,870
827 0.000%, 7/01/33 7/28 at 86.06 N/R 565,280
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2:
30,082 4.329%, 7/01/40 7/28 at 100.00 N/R 31,194,132
1,380 4.329%, 7/01/40 7/28 at 100.00 N/R 1,431,998
5,000 4.784%, 7/01/58 7/28 at 100.00 N/R 5,269,100
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
30,029 5.250%, 7/01/23 No Opt. Call N/R 30,768,726
16,443 0.000%, 7/01/24 No Opt. Call N/R 15,013,537
32,272 5.375%, 7/01/25 No Opt. Call N/R 34,078,375
52,037 5.625%, 7/01/27 No Opt. Call N/R 56,896,759
49,064 5.625%, 7/01/29 No Opt. Call N/R 54,814,120
27,536 5.750%, 7/01/31 No Opt. Call N/R 31,431,874
41,619 0.000%, 7/01/33 7/31 at 89.94 N/R 24,100,175
14,468 4.000%, 7/01/33 7/31 at 103.00 N/R 14,162,135
13,005 4.000%, 7/01/35 7/31 at 103.00 N/R 12,588,115
11,162 4.000%, 7/01/37 7/31 at 103.00 N/R 10,753,364
21,176 4.000%, 7/01/41 7/31 at 103.00 N/R 20,188,677
2,533 4.000%, 7/01/46 7/31 at 103.00 N/R 2,393,322
97,045 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R 52,282,767
University of Puerto Rico, University System Revenue
Bonds, Refunding Series 2006P:
505 5.000%, 6/01/22 5/22 at 100.00 CC 504,005
25 5.000%, 6/01/23 5/22 at 100.00 CC 24,882
250 5.000%, 6/01/24 5/22 at 100.00 CC 248,213
275 5.000%, 6/01/30 5/22 at 100.00 CC 270,388
375 University of Puerto Rico, University System Revenue Bonds, Series 2006Q,
5.000%, 6/01/22
5/22 at 100.00 CC 374,261
959,320 Total Puerto Rico 894,290,256
Rhode Island - 0.1%
7,500 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/36
9/26 at 100.00 N/R 7,995,900

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
282
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Rhode Island (continued)
$ 1,115 Rhode Island Health and Educational Building Corporation, Revenue
Bonds, Care New England Health System, Series 2013A, 5.000%,
9/01/23, (ETM)
No Opt. Call N/R (6) $ 1,165,510
8,615 Total Rhode Island 9,161,410
South Carolina - 0.2%
400 Berkeley County, South Carolina, Special Assessment Revenue Bonds,
Nexton Improvement District, Series 2019, 4.000%, 11/01/30
11/29 at 100.00 N/R 414,984
120 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-1, 3.125%, 12/01/22
No Opt. Call N/R 120,047
750 Richland County, South Carolina, Environmental Improvement Revenue
Bonds, International Paper Company Project, Refunding Series 2014A,
3.875%, 4/01/23, (AMT)
No Opt. Call BBB 764,640
Richland County, South Carolina, Special Assessment
Revenue Bonds, Village at Sandhill Improvement District,
Refunding Series 2021:
905 3.000%, 11/01/26, 144A No Opt. Call N/R 861,289
1,000 3.625%, 11/01/31, 144A 11/26 at 103.00 N/R 912,050
1,270 3.750%, 11/01/36, 144A 11/26 at 103.00 N/R 1,120,305
1,875 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020A, 3.000%, 7/01/40
7/29 at 100.00 Aaa 1,777,819
935 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/40, 144A
1/30 at 100.00 N/R 937,300
200 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project,
Series 2015A, 4.500%, 8/15/25, 144A
2/25 at 100.00 BB+ 206,542
235 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, York Preparatory Academy Project, Series
2014A, 5.750%, 11/01/23, (ETM)
No Opt. Call N/R (6) 244,919
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Columbia College, Refunding Series 2020A,
5.500%, 10/01/35
10/27 at 103.00 N/R 984,110
1,660 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, High Point Academy Project, Series 2018A,
5.000%, 6/15/29, 144A
12/26 at 100.00 Ba1 1,771,386
South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy
Project, Series 2021A:
200 4.000%, 6/15/31, 144A 6/29 at 100.00 N/R 181,934
920 5.000%, 6/15/41, 144A 6/29 at 100.00 N/R 868,922
South Carolina Jobs-Economic Development Authority,
Health Facilities Revenue Bonds, Lutheran Homes of South
Carolina Inc., Series 2013:
1,170 5.000%, 5/01/22 No Opt. Call N/R 1,171,076
1,000 5.000%, 5/01/23 No Opt. Call N/R 1,012,910
400 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Palmetto Health, Refunding Series 2013A, 5.250%, 8/01/24, (Pre-
refunded 8/01/23)
8/23 at 100.00 N/R (6) 418,424
250 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project, Series
2021A, 8.750%, 7/01/25
4/22 at 100.00 N/R 250,067

283
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A:
$ 540 5.000%, 12/01/27 6/26 at 100.00 A- $ 596,673
125 5.000%, 12/01/28 6/26 at 100.00 A- 138,208
830 5.000%, 12/01/29 6/26 at 100.00 A- 915,772
15,785 Total South Carolina 15,669,377
Tennessee - 0.7%
500 Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/31
1/25 at 102.00 N/R 428,905
Bristol Industrial Development Board, Tennessee, State
Sales Tax Revenue Bonds, Pinnacle Project, Capital
Appreciation Series 2016B:
2,535 0.000%, 12/01/22, 144A No Opt. Call N/R 2,460,699
3,670 0.000%, 12/01/23, 144A No Opt. Call N/R 3,410,568
1,905 0.000%, 12/01/24, 144A No Opt. Call N/R 1,689,373
3,135 0.000%, 12/01/25, 144A No Opt. Call N/R 2,647,852
3,245 0.000%, 12/01/26, 144A No Opt. Call N/R 2,599,310
3,310 0.000%, 12/01/31, 144A No Opt. Call N/R 1,876,307
Bristol Industrial Development Board, Tennessee, State
Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A:
1,850 5.000%, 12/01/35, 144A 12/26 at 100.00 N/R 1,875,178
1,500 5.125%, 12/01/42, 144A 12/26 at 100.00 N/R 1,516,305
1,500 Bristol Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Pinnacle Project, Series 2016, 5.000%, 6/01/27
6/26 at 100.00 N/R 1,487,640
1,190 Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017, 5.000%,
4/01/36
4/27 at 100.00 BBB 1,310,238
Knox County Health, Educational, and Housing Facilities
Board, Tennessee, Revenue Bonds, Provision Center for
Proton Therapy Project, Series 2014:
17,710 5.250%, 5/01/25, 144A (7) 11/24 at 100.00 N/R 8,323,700
5,685 6.000%, 5/01/34, 144A (7) 11/24 at 100.00 N/R 2,671,950
7,095 Knoxville Industrial Development Board, Tennessee, Multifamily Revenue
Bonds, Pines Apartments Project, Series 2008, 6.070%, 8/01/48,
(Mandatory Put 9/01/23)
6/22 at 101.00 N/R 7,121,293
850 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27
No Opt. Call N/R 778,175
1,860 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge
Academy Charter School, Series 2017A, 0.000%, 6/15/27, 144A (7)
No Opt. Call N/R 1,302,000
The Health and Educational Facilities Board of the City
of Franklin, Tennessee, Revenue Bonds, Provision Cares
Proton Therapy Center, Nashville Project, Series 2017A:
4,000 6.500%, 6/01/27, 144A (7) No Opt. Call N/R 1,080,000
12,635 7.125%, 6/01/32, 144A (7) 6/27 at 100.00 N/R 3,411,450
The Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Series 2006C:
40 5.000%, 2/01/24 No Opt. Call Baa2 41,977
190 5.000%, 2/01/25 No Opt. Call Baa2 203,585
74,405 Total Tennessee 46,236,505
Texas - 6.6%
1,000 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, First-Lien Series 2021A, 2.500%, 10/01/31
No Opt. Call N/R 940,640

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
284
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,000 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 3.750%, 10/01/31, 144A
No Opt. Call N/R $ 1,907,300
830 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 1 Project, Series 2019, 5.750%, 9/01/29,
144A
No Opt. Call N/R 866,786
535 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Major Improvement Area Project, Series 2019,
6.000%, 9/01/29, 144A
No Opt. Call N/R 563,114
Anna, Texas, Special Assessment Revenue Bonds, Sherley
Tract Public Improvement District 2 Area 1 Project, Series
2021:
375 3.250%, 9/15/26, 144A No Opt. Call N/R 352,984
500 3.750%, 9/15/31, 144A No Opt. Call N/R 465,065
250 4.000%, 9/15/41, 144A 9/31 at 100.00 N/R 231,152
365 Argyle, Texas, Special Assessment Revenue Bonds, Highlands of  Argyle
Public Improvement District 1 Project, Series 2017, 4.250%, 9/01/27
No Opt. Call N/R 375,070
1,000 Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of  Argyle
Public Improvement District Project, Series 2018, 4.625%, 9/01/28, 144A
No Opt. Call N/R 1,046,170
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools -
Texas Project, Refunding Series 2021A:
1,400 4.000%, 2/15/31 2/30 at 100.00 N/R 1,316,938
2,510 4.125%, 2/15/41 2/30 at 100.00 N/R 2,198,961
730 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A,
4.550%, 8/15/28
8/27 at 100.00 N/R 752,878
Aubrey, Denton County, Texas, Special Assessment
Revenue Bonds, Jackson Ridge Public Improvement District
Phases 2 Project, Series 2018:
315 5.000%, 9/01/23, 144A No Opt. Call N/R 320,510
530 5.500%, 9/01/28, 144A 9/23 at 103.00 N/R 559,012
Aubrey, Denton County, Texas, Special Assessment
Revenue Bonds, Jackson Ridge Public Improvement District
Phases 3A Project, Series 2021:
543 2.500%, 9/01/26, 144A No Opt. Call N/R 505,289
622 3.000%, 9/01/31, 144A 9/28 at 100.00 N/R 548,927
1,000 4.000%, 9/01/45, 144A 9/28 at 100.00 N/R 911,800
905 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn
Ridge South Public Improvement District Project, Series 2017, 5.500%,
9/01/27, 144A
No Opt. Call N/R 956,847
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
165 5.000%, 1/01/30 1/27 at 100.00 BB+ 175,649
1,800 5.000%, 1/01/31 1/27 at 100.00 BB+ 1,913,814
1,700 5.000%, 1/01/32 1/27 at 100.00 BB+ 1,807,627
985 5.000%, 1/01/33 1/27 at 100.00 BB+ 1,044,031
580 5.000%, 1/01/34 1/27 at 100.00 BB+ 612,683

285
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding Second Tier
Series 2017B:
$ 1,445 5.000%, 1/01/24 No Opt. Call B $ 1,469,045
540 5.000%, 1/01/25 No Opt. Call B 552,280
1,680 5.000%, 1/01/27 No Opt. Call B 1,735,658
990 5.000%, 1/01/28 1/27 at 100.00 B 1,019,690
1,445 5.000%, 1/01/29 1/27 at 100.00 B 1,482,657
880 5.000%, 1/01/30 1/27 at 100.00 B 900,451
1,985 5.000%, 1/01/32 1/27 at 100.00 B 2,024,541
1,525 5.000%, 1/01/34 1/27 at 100.00 B 1,551,764
435 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District
Improvement Area 1, Series 2019, 4.000%, 11/01/29, 144A
No Opt. Call N/R 442,795
900 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, First-Lien Series 2021A, 2.500%,
10/01/31
No Opt. Call BBB- 795,474
750 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, Second-Lien Series 2021B, 3.500%,
10/01/31, 144A
No Opt. Call BB 666,780
Bee Cave, Travis County, Texas, Special Assessment
Revenue Bonds, Backyard Public Improvement District
Project, Series 2021:
285 4.125%, 9/01/26, 144A No Opt. Call N/R 277,259
565 4.750%, 9/01/31, 144A No Opt. Call N/R 538,366
1,645 5.000%, 9/01/41, 144A 9/31 at 100.00 N/R 1,533,979
Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021:
130 2.000%, 9/01/27 9/26 at 100.00 N/R 120,672
135 2.000%, 9/01/28 9/26 at 100.00 N/R 123,278
140 2.125%, 9/01/29 9/26 at 100.00 N/R 126,840
145 2.250%, 9/01/30 9/26 at 100.00 N/R 130,581
150 2.250%, 9/01/31 9/26 at 100.00 N/R 133,187
315 2.250%, 9/01/33 9/26 at 100.00 N/R 272,903
335 2.500%, 9/01/35 9/26 at 100.00 N/R 290,261
540 2.500%, 9/01/38 9/26 at 100.00 N/R 452,293
595 2.750%, 9/01/41 9/26 at 100.00 N/R 493,404
Celina, Texas, Special Assessment Revenue Bonds,
Cambridge Crossing Public Improvement District Phase 1
Project, Series 2018:
370 4.125%, 9/01/23, 144A No Opt. Call N/R 373,363
1,090 4.625%, 9/01/28, 144A No Opt. Call N/R 1,137,306
Celina, Texas, Special Assessment Revenue Bonds,
Cambridge Crossing Public Improvement District Phases
2-7 Major Improvement Project, Series 2018:
470 4.375%, 9/01/23, 144A No Opt. Call N/R 475,316
1,395 5.000%, 9/01/28, 144A No Opt. Call N/R 1,483,247
240 Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields
II Public Improvement District Neighborhood Improvement Areas 2-3
Project, Series 2019, 4.125%, 9/01/39, 144A
9/29 at 100.00 N/R 240,838
1,840 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 1 Project, Series 2014, 6.375%,
9/01/28
9/22 at 103.00 N/R 1,897,647
500 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 & 3 Major improvement Project,
Series 2014, 6.750%, 9/01/24
9/22 at 103.00 N/R 504,450

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
286
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 230 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 Project, Series 2018, 5.125%,
9/01/28, 144A
No Opt. Call N/R $ 242,855
Celina, Texas, Special Assessment Revenue Bonds,
Edgewood Creek Public Improvement District Phase 1
Project, Series 2021:
200 3.250%, 9/01/26, 144A No Opt. Call N/R 193,750
200 3.750%, 9/01/31, 144A No Opt. Call N/R 188,884
Celina, Texas, Special Assessment Revenue Bonds,
Edgewood Creek Public Improvement District Phase 2-3
Major Improvement Project, Series 2021:
250 4.750%, 9/01/31, 144A No Opt. Call N/R 246,283
50 5.250%, 9/01/41, 144A 9/31 at 100.00 N/R 48,908
265 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27
9/26 at 100.00 N/R 273,652
205 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1B, Series 2018, 4.750%, 9/01/28, 144A
No Opt. Call N/R 214,192
Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Project, Series 2018:
104 4.625%, 9/01/23 No Opt. Call N/R 105,286
375 5.000%, 9/01/28 No Opt. Call N/R 398,018
Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022:
300 2.750%, 9/01/27, 144A No Opt. Call N/R 282,867
350 3.125%, 9/01/32, 144A 9/31 at 100.00 N/R 317,065
875 3.375%, 9/01/42, 144A 9/31 at 100.00 N/R 751,800
625 Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang
Ranch Public Improvement District Phase 2-9 Major improvement
Project, Series 2015, 5.500%, 9/01/24
9/22 at 103.00 N/R 631,238
1,155 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 1 Project, Series 2017, 5.750%, 9/01/32
9/27 at 100.00 N/R 1,163,455
470 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Direct Improvement Project, Series 2022,
4.000%, 9/01/32, 144A
9/30 at 100.00 N/R 453,653
490 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Major Improvement Project, Series 2017,
6.125%, 9/01/32
9/27 at 100.00 N/R 495,459
Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 1 Project,
Series 2022:
250 3.250%, 9/01/27, 144A No Opt. Call N/R 240,720
350 3.625%, 9/01/32, 144A 9/31 at 100.00 N/R 332,735
Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022:
220 2.875%, 9/01/27, 144A No Opt. Call N/R 209,631
250 3.250%, 9/01/32, 144A 9/31 at 100.00 N/R 230,153
1,175 3.500%, 9/01/42, 144A 9/31 at 100.00 N/R 1,029,159
Celina, Texas, Special Assessment Revenue Bonds, The
Parks at Wilson Creek Public Improvement District Initial
Major Improvement Project, Series 2021:
250 3.500%, 9/01/26, 144A No Opt. Call N/R 243,095
500 4.000%, 9/01/31, 144A No Opt. Call N/R 482,615

287
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Celina, Texas, Special Assessment Revenue Bonds, The
Parks at Wilson Creek Public Improvement District Phase 1
Project, Series 2021:
$ 200 2.750%, 9/01/26, 144A No Opt. Call N/R $ 190,480
400 3.250%, 9/01/31, 144A No Opt. Call N/R 370,084
Celina, Texas, Special Assessment Revenue Bonds,
Wells North Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2016:
240 4.375%, 9/01/26, 144A 9/22 at 103.00 N/R 246,984
100 5.000%, 9/01/36, 144A 9/22 at 103.00 N/R 103,090
Celina, Texas, Special Assessment Revenue Bonds,
Wells South Public Improvement District Neighborhood
Improvement Area 4 Project, Series 2021:
174 2.500%, 9/01/26, 144A No Opt. Call N/R 162,497
175 3.000%, 9/01/31, 144A No Opt. Call N/R 159,068
500 3.375%, 9/01/41, 144A 9/31 at 100.00 N/R 436,650
City of Santa Fe, Galveston County, Texas, Special
Assessment Revenue Bonds, Mulberry Farms Public
Improvement District Series 2022:
240 4.375%, 9/01/27, 144A , (WI/DD, Settling 4/19/22) No Opt. Call N/R 241,445
295 4.625%, 9/01/32, 144A , (WI/DD, Settling 4/19/22) No Opt. Call N/R 299,534
650 4.875%, 9/01/42, 144A , (WI/DD, Settling 4/19/22) 9/32 at 100.00 N/R 660,543
780 City of Shenandoah, Montgomery County, Texas, Special Assessment
Revenue Bonds, Metropark Public Improvement District, Series 2018,
5.000%, 9/01/28
No Opt. Call N/R 816,286
700 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2016B, 5.000%, 8/15/26
No Opt. Call A- 765,492
630 Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%,
9/01/28
9/23 at 103.00 N/R 665,759
Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project,
Series 2021:
250 2.500%, 9/01/26, 144A No Opt. Call N/R 239,270
500 3.000%, 9/01/31, 144A 9/29 at 100.00 N/R 460,360
1,075 3.250%, 9/01/41, 144A 9/29 at 100.00 N/R 936,443
Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021:
100 2.250%, 8/15/29 8/26 at 100.00 N/R 88,161
105 2.250%, 8/15/30 8/26 at 100.00 N/R 91,090
105 2.375%, 8/15/31 8/26 at 100.00 N/R 90,204
225 2.500%, 8/15/33 8/26 at 100.00 N/R 192,067
240 2.500%, 8/15/35 8/26 at 100.00 N/R 200,638
255 2.500%, 8/15/37 8/26 at 100.00 N/R 208,447
565 2.750%, 8/15/41 8/26 at 100.00 N/R 458,610
240 Comal County, Texas, Special Assessment Revenue Bonds, Crossings
Public Improvement District, Series 2017, 4.000%, 9/01/27
No Opt. Call N/R 242,544
Conroe Local Government Corporation, Texas, Hotel
Revenue and Contract Revenue Bonds, Subordinate Third
Lien Series 2021C:
650 4.000%, 10/01/41 10/31 at 100.00 A2 690,846
700 4.000%, 10/01/46 10/31 at 100.00 A2 730,205
550 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, First-Lien Series 2021A, 2.500%,
10/01/31
No Opt. Call BBB- 488,543

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
288
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 525 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B, 3.500%,
10/01/31
No Opt. Call BB- $ 472,663
Crandall, Kaufman County, Texas, Special Assessment
Revenue Bonds, Crandall Carwright Ranch Public
Improvement District Improvement Area 1 Project, Series
2021:
321 3.375%, 9/15/26, 144A No Opt. Call N/R 309,845
205 4.000%, 9/15/31, 144A No Opt. Call N/R 193,399
Crandall, Kaufman County, Texas, Special Assessment
Revenue Bonds, Crandall Carwright Ranch Public
Improvement District Improvement Area Project, Series
2021:
200 4.125%, 9/15/26, 144A No Opt. Call N/R 196,726
260 4.750%, 9/15/31, 144A No Opt. Call N/R 246,004
351 Dallas County Schools, Texas, Public Property Finance Contructual
Obligations, Series 2014, 5.332%, 6/01/22 (7)
No Opt. Call B3 351,590
335 Danbury Higher Education Authority, Texas, Charter School Revenue
Bonds, John H. Wood Jr. Public Charter District, Inspire Academies,
Series 2013A, 5.250%, 8/15/23, (ETM)
No Opt. Call N/R (6) 345,107
Decatur Hospital Authority, Texas, Revenue Bonds, Wise
Regional Health System, Series 2014A:
230 5.000%, 9/01/22 No Opt. Call BBB- 233,319
325 5.000%, 9/01/23 No Opt. Call BBB- 338,101
305 5.000%, 9/01/24 No Opt. Call BBB- 323,882
1,785 5.250%, 9/01/29 9/24 at 100.00 BBB- 1,906,737
Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase
2B, 2C & 3A1, Series 2019:
200 3.125%, 8/15/24, 144A No Opt. Call N/R 200,158
510 3.500%, 8/15/29, 144A 8/27 at 100.00 N/R 512,994
110 4.000%, 8/15/39, 144A 8/27 at 100.00 N/R 110,496
Flower Mound, Texas, Special Assessment Revenue Bonds,
River Walk Public Improvement District 1, Refunding Series
2021:
825 2.625%, 9/01/26, 144A No Opt. Call N/R 785,169
750 3.250%, 9/01/31, 144A No Opt. Call N/R 683,025
Georgetown, Texas, Special Assessment Revenue Bonds,
Parks at Westhaven Public Improvement District Project,
Series 2022:
450 3.625%, 9/15/27, 144A , (WI/DD, Settling 4/12/22) No Opt. Call N/R 448,452
415 3.875%, 9/15/32, 144A , (WI/DD, Settling 4/12/22) 9/30 at 100.00 N/R 414,282
1,250 4.125%, 9/15/42, 144A , (WI/DD, Settling 4/12/22) 9/30 at 100.00 N/R 1,246,538
6,080 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995,
4.875%, 5/01/25, (AMT)
10/22 at 100.00 B3 6,096,781
785 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998,
8.000%, 4/01/28, (AMT)
5/22 at 100.00 B3 785,306
Hackberry, Texas, Combination Special Assessment and
Contract Revenue Road and Utility Bonds, Hidden Cove
Improvement District 2, Series 2017:
280 4.000%, 9/01/23 No Opt. Call BBB- 287,067
295 4.000%, 9/01/24 No Opt. Call BBB- 304,434
310 4.000%, 9/01/25 No Opt. Call BBB- 322,186
335 4.000%, 9/01/27 No Opt. Call BBB- 352,012

289
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 560 Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public
Improvement District 3 Phase 13-16 Project, Refunding & Improvement
Series 2017, 4.500%, 9/01/27
No Opt. Call N/R $ 582,271
865 Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the
Lake Public Improvement District 2 Phases 4-6, Series 2017, 4.125%,
9/01/27
No Opt. Call N/R 884,774
Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young
Men's Christian Association of the Greater Houston Area,
Series 2013A:
915 5.000%, 6/01/23 No Opt. Call Baa2 927,902
1,400 5.000%, 6/01/28 6/23 at 100.00 Baa2 1,416,562
Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021:
100 2.000%, 4/01/27 No Opt. Call N/R 91,661
100 2.000%, 4/01/28 No Opt. Call N/R 89,621
100 2.250%, 4/01/29 No Opt. Call N/R 89,185
100 2.250%, 4/01/30 4/29 at 100.00 N/R 87,866
100 2.375%, 4/01/31 4/29 at 100.00 N/R 87,133
250 2.500%, 4/01/33 4/29 at 100.00 N/R 216,258
250 2.500%, 4/01/35 4/29 at 100.00 N/R 211,842
300 2.500%, 4/01/37 4/29 at 100.00 N/R 249,036
300 2.750%, 4/01/39 4/29 at 100.00 N/R 250,200
325 3.000%, 4/01/41 4/29 at 100.00 N/R 277,397
16,600 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2007A, 1.009%, 8/15/35 - AMBAC Insured (3-Month
LIBOR*0.67% reference rate + 0.670% spread) (5)
5/22 at 100.00 AA- 15,928,862
2,565 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3, 0.000%, 11/15/35 - NPFG Insured
11/24 at 52.47 BB 1,215,528
Haslett, Texas, Special Assessment Revenue Bonds, Haslet
Public Improvement District 5 Improvement Area 1 Project,
Series 2019:
230 3.250%, 9/01/24, 144A No Opt. Call N/R 229,719
435 3.625%, 9/01/29, 144A No Opt. Call N/R 436,227
150 4.125%, 9/01/39, 144A 9/29 at 100.00 N/R 150,233
2,000 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
6.250%, 9/15/27
9/25 at 100.00 N/R 2,003,580
4,005 Hemphill County Hospital District, Texas, General Obligation Bonds, Series
2019, 5.250%, 2/01/32
2/29 at 100.00 N/R 4,222,071
1,250 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding
Series 2011, 6.500%, 7/15/30, (AMT)
5/22 at 100.00 B 1,255,775
10,240 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 B 10,780,570
3,600 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvements Project, Refunding Series 2020C,
5.000%, 7/15/27, (AMT)
No Opt. Call B- 3,924,396
4,750 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021A, 4.000%, 7/01/41, (AMT)
7/29 at 100.00 B- 4,634,480
12,510 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41, (AMT)
7/29 at 100.00 B- 12,205,382

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
290
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1
Project Series 2021:
$ 340 2.500%, 9/01/26, 144A No Opt. Call N/R $ 323,830
400 3.125%, 9/01/31, 144A 9/29 at 100.00 N/R 370,092
1,100 3.500%, 9/01/41, 144A 9/29 at 100.00 N/R 977,328
Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series
2021:
375 2.750%, 9/01/26, 144A No Opt. Call N/R 354,979
400 3.500%, 9/01/31, 144A 9/29 at 100.00 N/R 369,428
1,165 3.875%, 9/01/41, 144A 9/29 at 100.00 N/R 1,051,039
Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021:
235 2.625%, 9/01/26, 144A No Opt. Call N/R 225,222
210 3.250%, 9/01/31, 144A 9/29 at 100.00 N/R 194,775
550 3.625%, 9/01/41, 144A 9/29 at 100.00 N/R 488,779
Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021:
100 4.000%, 9/01/24 No Opt. Call N/R 102,116
100 4.000%, 9/01/25 No Opt. Call N/R 102,880
105 4.000%, 9/01/26 No Opt. Call N/R 108,760
110 2.000%, 9/01/27 9/26 at 100.00 N/R 100,299
115 2.000%, 9/01/28 9/26 at 100.00 N/R 102,511
115 2.250%, 9/01/29 9/26 at 100.00 N/R 102,659
120 2.250%, 9/01/30 9/26 at 100.00 N/R 105,827
125 2.375%, 9/01/31 9/26 at 100.00 N/R 109,575
Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 2 Project, Series 2018:
800 2.500%, 9/01/26, 144A No Opt. Call N/R 746,056
485 3.000%, 9/01/31, 144A No Opt. Call N/R 439,080
1,000 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/25
No Opt. Call A- 1,088,220
925 Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 1 Project, Series 2019, 4.125%,
9/01/29, 144A
No Opt. Call N/R 943,472
Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 3 Project,
Series 2021:
500 2.750%, 9/01/26, 144A No Opt. Call N/R 473,715
750 3.375%, 9/01/31, 144A No Opt. Call N/R 698,692
2,000 3.750%, 9/01/41, 144A 9/31 at 100.00 N/R 1,799,920
Kyle, Texas, Special Assessment Revenue Bonds,
Plum Creek North  Public Improvement District Major
Improvement Area 1 Project, Series 2022:
625 3.625%, 9/01/27, 144A , (WI/DD, Settling 4/14/22) No Opt. Call N/R 626,200
505 3.875%, 9/01/32, 144A , (WI/DD, Settling 4/14/22) 9/30 at 100.00 N/R 507,495
1,250 4.125%, 9/01/41, 144A , (WI/DD, Settling 4/14/22) 9/30 at 100.00 N/R 1,256,112
Kyle, Texas, Special Assessment Revenue Bonds,
Plum Creek North  Public Improvement District Major
Improvement Project, Series 2022:
220 4.125%, 9/01/27, 144A , (WI/DD, Settling 4/14/22) No Opt. Call N/R 220,469
225 4.375%, 9/01/32, 144A , (WI/DD, Settling 4/14/22) 9/30 at 100.00 N/R 226,087
640 4.625%, 9/01/41, 144A , (WI/DD, Settling 4/14/22) 9/30 at 100.00 N/R 643,059

291
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 345 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 1 Project, Series 2019,
4.250%, 9/01/29, 144A
No Opt. Call N/R $ 351,903
16,600 Lakeside Place Public Facility Corporation, Texas, Multifamily Housing
Revenue Bonds, Torrey Chase Apartments, Series 2021, 3.480%,
12/15/39, 144A
12/31 at 100.00 N/R 14,133,572
Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2022:
600 3.500%, 9/15/27, 144A No Opt. Call N/R 580,722
1,000 3.875%, 9/15/32, 144A No Opt. Call N/R 951,950
3,000 4.000%, 9/15/42, 144A 9/32 at 100.00 N/R 2,800,770
Lavon, Texas, Special Assessment Revenue Bonds,
Lakepointe Public Improvement District Area 1 Project,
Series 2019:
205 3.500%, 9/15/24, 144A No Opt. Call N/R 206,197
375 3.750%, 9/15/29, 144A No Opt. Call N/R 378,450
305 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Major Improvement Area Project, Series 2019,
4.375%, 9/15/29, 144A
No Opt. Call N/R 312,924
1,100 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series 2017,
4.125%, 9/01/28, 144A
9/26 at 100.00 N/R 1,092,311
825 Legato Community Authority, Commerce City, Colorado, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1, 5.000%,
12/01/41
6/26 at 103.00 N/R 835,585
Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022:
650 2.625%, 9/01/27, 144A No Opt. Call N/R 623,421
750 3.125%, 9/01/32, 144A No Opt. Call N/R 705,870
2,200 3.375%, 9/01/42, 144A 9/32 at 100.00 N/R 1,990,758
Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Major Improvement Area Project, Series 2022:
225 3.500%, 9/01/27, 144A No Opt. Call N/R 218,898
275 3.875%, 9/01/32, 144A No Opt. Call N/R 265,578
650 4.125%, 9/01/42, 144A 9/32 at 100.00 N/R 615,622
Little Elm, Texas, Special Assessment Revenue Bonds,
Spiritas Ranch Public Improvement District Project, Series
2022:
150 3.250%, 9/01/27, 144A No Opt. Call N/R 144,807
205 3.500%, 9/01/32, 144A No Opt. Call N/R 191,808
530 3.750%, 9/01/42, 144A 9/32 at 100.00 N/R 476,285
Little Elm, Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Improvement Area 3
Project, Series 2021:
250 2.375%, 9/01/26, 144A No Opt. Call N/R 232,272
300 2.875%, 9/01/31, 144A 9/29 at 100.00 N/R 265,269
725 3.125%, 9/01/41, 144A 9/29 at 100.00 N/R 605,687
470 Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 1-1A Project, Series 2017, 5.250%,
9/01/27, 144A
No Opt. Call N/R 493,307
340 Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates
Public Improvement District 2 Project, Series 2017, 4.500%, 9/01/27,
144A
No Opt. Call N/R 348,905

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
292
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 370 Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series 2020,
4.125%, 9/15/30, 144A
No Opt. Call N/R $ 375,287
Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021:
210 2.500%, 9/15/26, 144A No Opt. Call N/R 197,910
300 3.125%, 9/15/31, 144A No Opt. Call N/R 274,551
740 3.500%, 9/15/41, 144A 9/31 at 100.00 N/R 649,661
Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement
Area Project, Series 2021:
215 3.125%, 9/15/26, 144A No Opt. Call N/R 203,700
315 3.750%, 9/15/31, 144A No Opt. Call N/R 292,991
315 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Major Improvement Area
Project, Series 2019, 5.000%, 9/01/29, 144A
No Opt. Call N/R 323,886
320 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Neighborhood Improvement
Area 1 Project, Series 2019, 4.500%, 9/01/29, 144A
No Opt. Call N/R 326,000
Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 1 Project, Series 2021:
365 3.375%, 9/01/26, 144A No Opt. Call N/R 350,499
500 3.875%, 9/01/31, 144A No Opt. Call N/R 467,565
100 4.125%, 9/01/41, 144A 9/31 at 100.00 N/R 92,909
Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021:
160 4.125%, 9/01/26, 144A No Opt. Call N/R 155,222
200 4.625%, 9/01/31, 144A No Opt. Call N/R 187,984
500 4.875%, 9/01/41, 144A 9/31 at 100.00 N/R 466,650
50 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1,
4.000%, 6/01/30
6/23 at 100.00 Baa2 51,161
McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 2 Project, Series 2019:
210 3.500%, 9/15/24, 144A No Opt. Call N/R 211,394
420 3.750%, 9/15/29, 144A No Opt. Call N/R 426,258
McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 3 Project, Series 2021:
205 2.625%, 9/15/26, 144A No Opt. Call N/R 195,250
240 3.125%, 9/15/31, 144A No Opt. Call N/R 214,608
135 Mesquite Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, Christian Care Centers Inc., Series 2014,
5.000%, 2/15/24 (7)
No Opt. Call N/R 105,300
Mesquite, Texas, Special Assessment Bonds, Heartland
Town Center Public Improvement District Phase 1 Project,
Series 2018:
195 4.375%, 9/01/23, 144A No Opt. Call N/R 197,044
290 4.750%, 9/01/28, 144A No Opt. Call N/R 304,372
290 Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public
Improvement District Phase 2 Major Improvement Project, Series 2018,
5.125%, 9/01/28, 144A
No Opt. Call N/R 307,243

293
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Mesquite, Texas, Special Assessment Bonds, Iron Horse
Public Improvement District Project, Series 2019:
$ 290 5.000%, 9/15/24, 144A No Opt. Call N/R $ 293,228
600 5.250%, 9/15/29, 144A No Opt. Call N/R 619,452
Midlothian, Texas, Special Assessment Revenue Bonds,
Redden Farms Public Improvement District Improvement
Areas 1-2 Project, Series 2021:
565 2.875%, 9/15/26, 144A No Opt. Call N/R 545,474
410 3.500%, 9/15/31, 144A No Opt. Call N/R 387,552
1,105 3.875%, 9/15/41, 144A 9/31 at 100.00 N/R 1,026,125
235 Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Major Improvement Area Project, Series
2021, 4.125%, 9/15/31, 144A
No Opt. Call N/R 225,041
1,830 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
4/22 at 105.00 BB- 1,923,348
5,791 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 6.500%, 1/01/26, (AMT), 144A (7),(8)
No Opt. Call N/R 148,635
Missouri City Management District 1, Fort Bend County,
Texas, General Obligation  Bonds, Road Series 2021:
105 2.000%, 9/01/23 No Opt. Call N/R 103,662
105 2.000%, 9/01/24 No Opt. Call N/R 102,147
110 2.000%, 9/01/25 No Opt. Call N/R 105,313
115 2.000%, 9/01/26 No Opt. Call N/R 108,534
120 2.000%, 9/01/27 No Opt. Call N/R 111,277
125 2.000%, 9/01/28 9/27 at 100.00 N/R 114,349
130 2.000%, 9/01/29 9/27 at 100.00 N/R 116,967
135 2.250%, 9/01/30 9/27 at 100.00 N/R 121,851
140 2.250%, 9/01/31 9/27 at 100.00 N/R 124,618
295 2.250%, 9/01/33 9/27 at 100.00 N/R 256,331
315 2.375%, 9/01/35 9/27 at 100.00 N/R 268,522
340 2.500%, 9/01/37 9/27 at 100.00 N/R 288,385
365 2.500%, 9/01/39 9/27 at 100.00 N/R 302,680
395 2.750%, 9/01/41 9/27 at 100.00 N/R 328,972
New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series
2021:
225 3.625%, 9/01/26, 144A No Opt. Call N/R 215,410
350 4.250%, 9/01/31, 144A No Opt. Call N/R 331,657
635 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2018A, 5.125%,
8/15/29, 144A
8/24 at 100.00 N/R 656,577
New Hope Cultural Education Facilities Finance
Corporation, Texas, Education Revenue Bonds, Beta
Academy, Series 2019A:
505 3.375%, 8/15/29, 144A 8/24 at 100.00 N/R 487,840
80 5.000%, 8/15/39, 144A 8/24 at 100.00 N/R 81,530
1,575 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School, Series 2020A,
3.000%, 8/15/30, 144A
8/25 at 103.00 BB+ 1,545,185
330 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R 297,294

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
294
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,135 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R $ 1,971,416
19,555 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 2.000%, 11/15/61
11/26 at 105.00 N/R 10,446,085
775 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series
2014, 5.000%, 1/01/24
No Opt. Call N/R 781,789
New Hope Cultural Education Facilities Finance
Corporation, Texas, Senior Living Revenue Bonds,
Sanctuary LTC LLC Project, Series 2021A-1:
7,000 5.000%, 1/01/32 1/28 at 103.00 N/R 6,522,810
31,920 5.250%, 1/01/42 1/28 at 103.00 N/R 29,031,240
8,000 5.500%, 1/01/57 1/28 at 103.00 N/R 7,162,640
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M
University-Corpus Christi Project, Series 2014A:
655 5.000%, 4/01/23, (ETM) No Opt. Call N/R (6) 676,373
690 5.000%, 4/01/24, (ETM) No Opt. Call N/R (6) 730,862
300 5.000%, 4/01/25, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R (6) 317,766
3,280 5.000%, 4/01/29, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R (6) 3,474,241
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M
University-Corpus Christi Project, Series 2016A:
355 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 394,039
2,275 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 2,525,182
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Foundation - College Station I LLC
- Texas A&M University Project, Series 2014A:
450 4.000%, 4/01/24 - AGM Insured No Opt. Call A2 466,290
2,250 5.000%, 4/01/29 4/24 at 100.00 BB+ 2,314,372
725 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- Stephenville II, L.L.C. - Tarleton State University Project, Series 2014A,
5.000%, 4/01/29, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R (6) 767,935
430 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- Stephenville III, L.L.C. - Tarleton State University Project, Series 2015A,
5.000%, 4/01/24, (ETM)
No Opt. Call N/R (6) 455,899
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Galveston-Texas A&M University at
Galveston Project, Series 2014A:
305 5.000%, 4/01/24, (ETM) No Opt. Call N/R (6) 323,062
2,345 5.000%, 4/01/29, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R (6) 2,483,871
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
NCCD - College Station Properties LLC - Texas A&M
University Project,  Series 2015A:
1,250 3.000%, 7/01/22 No Opt. Call CCC 1,078,125
480 5.000%, 7/01/24 No Opt. Call CCC 414,000

295
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,350 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015B, 4.625%, 7/01/22
No Opt. Call CCC $ 1,331,842
13,500 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/30
7/25 at 100.00 CCC 11,643,750
1,000 Newark Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Austin Achieve Public Schools, Inc., Series 2017A, 5.000%,
6/15/32, (Pre-refunded 6/15/22)
6/22 at 100.00 N/R (6) 1,007,780
Newark Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Austin Achieve Public Schools,
Inc., Series 2018:
225 4.250%, 6/15/28 6/22 at 100.00 N/R 225,812
500 5.000%, 6/15/33 6/22 at 100.00 N/R 502,435
North Hays County Municipal Utility District 1, Texas,
General Obligation Bonds, Unlimited Tax Series 2021:
280 2.250%, 8/15/34 - BAM Insured 8/26 at 100.00 N/R 235,169
450 2.250%, 8/15/35 - BAM Insured 8/26 at 100.00 N/R 372,420
480 2.250%, 8/15/37 - BAM Insured 8/26 at 100.00 N/R 385,963
995 2.500%, 8/15/39 - BAM Insured 8/26 at 100.00 N/R 811,761
1,040 2.500%, 8/15/41 - BAM Insured 8/26 at 100.00 N/R 833,643
1,315 2.500%, 8/15/44 - BAM Insured 8/26 at 100.00 N/R 1,026,174
805 2.625%, 8/15/47 - BAM Insured 8/26 at 100.00 N/R 633,076
North Parkway Municipal Management District 1, Celina,
Texas, Contract Revenue Bonds, Legacy Hills Public
Improvement District Phase 1A-1B Improvements, Series
2021:
400 3.000%, 9/15/26, 144A No Opt. Call N/R 392,632
800 3.625%, 9/15/31, 144A No Opt. Call N/R 774,120
650 4.000%, 9/15/41, 144A 9/31 at 100.00 N/R 617,871
North Parkway Municipal Management District 1, Celina,
Texas, Special Assessment Revenue Bonds, Major
Improvements Project, Series 2021:
1,212 3.625%, 9/15/26, 144A No Opt. Call N/R 1,214,533
3,000 4.250%, 9/15/31, 144A No Opt. Call N/R 3,019,200
7,000 4.750%, 9/15/41, 144A 9/31 at 100.00 N/R 7,100,870
North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone A
Project, Series 2019:
200 4.875%, 9/01/25, 144A No Opt. Call N/R 202,232
265 5.250%, 9/01/30, 144A No Opt. Call N/R 268,917
North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B
Project, Series 2019:
251 4.500%, 9/01/25, 144A No Opt. Call N/R 253,227
351 4.875%, 9/01/30, 144A No Opt. Call N/R 354,085
325 Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Oak Point Public Imporvement District 2 Project, Series 2020, 2.500%,
9/01/25, 144A
No Opt. Call N/R 316,989
Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Wildridge Public Imporvement District 1
Improvement Area 3 Project, Series 2019:
110 3.125%, 9/01/24, 144A No Opt. Call N/R 110,221
205 3.500%, 9/01/29, 144A No Opt. Call N/R 205,959
570 4.000%, 9/01/39, 144A 9/29 at 100.00 N/R 575,079

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
296
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 160 Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement
District 1 Estates at Remington Park, Series 2017, 4.000%, 9/01/27
No Opt. Call N/R $ 163,384
Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf
Coast Energy Project, Series 2020:
4,305 3.625%, 1/01/35, (AMT), 144A 5/22 at 103.00 N/R 4,149,030
55,295 4.000%, 1/01/50, (AMT), 144A 5/22 at 103.00 N/R 51,432,644
Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf
Coast Energy Project, Series 2021A:
1,075 2.125%, 1/01/28, (AMT), 144A 7/23 at 103.00 N/R 1,000,288
800 2.250%, 1/01/29, (AMT), 144A 7/23 at 103.00 N/R 734,024
1,000 2.500%, 1/01/30, (AMT), 144A 7/23 at 103.00 N/R 916,010
800 2.625%, 1/01/31, (AMT), 144A 7/23 at 103.00 N/R 729,488
3,605 2.750%, 1/01/36, (AMT), 144A 7/23 at 103.00 N/R 3,107,762
11,045 2.875%, 1/01/41, (AMT), 144A 7/23 at 103.00 N/R 8,885,261
Princeton, Texas, Special Assessment Revenue Bonds,
Brookside Public Improvement District Phase 2 & 3 Project,
Series 2021:
125 2.500%, 9/01/26, 144A No Opt. Call N/R 120,574
150 3.000%, 9/01/31, 144A 9/29 at 100.00 N/R 141,759
350 3.375%, 9/01/41, 144A 9/29 at 100.00 N/R 312,347
Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 1
Project, Series 2019:
280 3.750%, 9/01/24, 144A No Opt. Call N/R 281,064
540 4.000%, 9/01/29, 144A No Opt. Call N/R 541,604
585 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.000%, 9/01/29, 144A
No Opt. Call N/R 600,391
Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District Phase 3 & 4
Project, Series 2021:
313 2.375%, 9/01/26, 144A No Opt. Call N/R 300,327
215 2.875%, 9/01/31, 144A 9/30 at 100.00 N/R 202,715
550 3.250%, 9/01/41, 144A 9/30 at 100.00 N/R 481,772
1,970 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/29
2/24 at 100.00 Ba1 2,043,717
1,125 Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 4.087%,
12/15/22 (7)
5/22 at 100.00 N/R 703,125
105 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 4.900%,
9/15/24
3/24 at 102.00 N/R 105,500
Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Parkside Village Public improvement
District Project, Series 2019:
290 3.250%, 9/15/24, 144A No Opt. Call N/R 289,652
530 3.625%, 9/15/29, 144A No Opt. Call N/R 531,389
Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 1 Phase 1B Project, Series 2019:
165 3.500%, 9/15/24, 144A No Opt. Call N/R 165,734
315 3.875%, 9/15/29, 144A 9/27 at 100.00 N/R 319,728

297
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 495 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 1 Project,
Series 2017, 4.250%, 9/15/28, 144A
9/27 at 100.00 N/R $ 508,518
Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 2 Project, Series 2019:
300 3.750%, 9/15/24, 144A No Opt. Call N/R 302,424
555 4.125%, 9/15/29, 144A 9/27 at 100.00 N/R 570,418
205 4.625%, 9/15/39, 144A 9/27 at 100.00 N/R 209,996
735 Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Publifc improvement District Major Improvement Area
Project, Series 2017, 4.750%, 9/15/28, 144A
9/27 at 100.00 N/R 766,333
Royse CIty, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Creekshaw Public
Improvement District Improvement Area 1 Project, Series
2020:
155 3.125%, 9/15/25, 144A No Opt. Call N/R 153,160
225 3.625%, 9/15/30, 144A No Opt. Call N/R 219,148
SA Energy Acquisition Public Facilities Corporation, Texas,
Gas Supply Revenue Bonds, Series 2007:
770 5.500%, 8/01/22 No Opt. Call BBB+ 779,895
450 5.500%, 8/01/27 No Opt. Call BBB+ 513,301
San Antonio Education Facilities Corporation, Texas, Higher
Education Revenue Bonds, Hallmark University Project,
Series 2021A:
265 5.000%, 10/01/31 No Opt. Call N/R 268,010
840 5.000%, 10/01/41 10/31 at 100.00 N/R 823,595
San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos
Trace Public Improvement District Series 2019:
630 4.500%, 9/01/24, 144A No Opt. Call N/R 641,403
1,270 5.000%, 9/01/29, 144A 9/28 at 100.00 N/R 1,319,136
San Marcos, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, Whisper South
Public Improvement District, Series 2020:
300 3.750%, 9/01/27, 144A No Opt. Call N/R 294,858
500 4.000%, 9/01/32, 144A No Opt. Call N/R 487,870
3,270 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana
Project, Series 2017A, 6.000%, 11/15/27
5/27 at 100.00 N/R 3,470,353
1,155 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Northwest Senior Housing-
Edgemere Project, Series 2015A, 5.000%, 11/15/22 (7)
No Opt. Call CC 404,250
320 Texas Municipal Gas Acquisition and Supply Corporation I, Gas
Supply Revenue Bonds, Series 2006B, 1.253%, 12/15/26 (3-Month
LIBOR*0.67% reference rate + 0.700% spread) (5)
3/22 at 100.00 A- 319,491
11,985 Texas State Department of Housing and Community Affairs, Multifamily
Housing Revenue Bonds, East Texas Pines Apartments, Custodial
Receipts CR-021-2006, 5.800%, 10/01/46, (AMT), (Mandatory Put
4/01/24), 144A
4/24 at 100.00 N/R 12,519,291
5,720 Texas State, General Obligation Bonds, College Student Loan Series
2021A, 5.000%, 8/01/30, (AMT)
No Opt. Call N/R 6,884,420
595 Town Of Hickory Creek, Denton County, Texas, Special Assessment
Revenue Bonds, Hickory Creek Public Improvement District, Series 2018,
5.125%, 9/01/28
No Opt. Call N/R 626,327

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
298
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Uptown Development Authority, Houston, Texas, Tax
Increment Contract Revenue Bonds, Infrastructure
Improvement Facilities, Refunding Series 2021:
$ 425 5.000%, 9/01/31 No Opt. Call Baa2 $ 487,853
425 4.000%, 9/01/32 9/31 at 100.00 Baa2 449,123
755 3.000%, 9/01/34 9/31 at 100.00 Baa2 709,534
280 4.000%, 9/01/35 9/31 at 100.00 Baa2 294,378
900 3.000%, 9/01/37 9/31 at 100.00 Baa2 820,278
750 3.000%, 9/01/40 9/31 at 100.00 Baa2 655,733
Venus, Johnson County, Texas, Special Assessment
Revenue Bonds, Patriot Estates Public Improvement District,
Series 2021:
249 2.625%, 9/15/26, 144A No Opt. Call N/R 238,408
250 3.125%, 9/15/31, 144A 9/29 at 100.00 N/R 233,825
549 Viridian Municipal Management District, Texas, Assessment Revenue
Bonds, Series 2015, 4.000%, 12/01/27
12/24 at 100.00 N/R 560,051
635 Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area
#2 Project, Series 2018, 4.500%, 9/01/27
No Opt. Call N/R 655,803
Westlake, Texas, Special Assessment Revenue Bonds,
Solana Public Improvement District, Series 2015:
1,700 5.500%, 9/01/25 No Opt. Call N/R 1,708,092
1,840 6.125%, 9/01/35 9/25 at 100.00 N/R 1,835,713
2,025 6.250%, 9/01/40 9/25 at 100.00 N/R 2,009,549
466,621 Total Texas 431,595,720
Utah - 0.7%
Black Desert Public Infrastructure District, Limited Tax
General Obligation Bonds, Series 2021A:
560 3.250%, 3/01/31, 144A 9/26 at 103.00 N/R 515,038
835 3.500%, 3/01/36, 144A 9/26 at 103.00 N/R 753,788
900 3.750%, 3/01/41, 144A 9/26 at 103.00 N/R 811,863
2,100 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT), 144A (7)
12/27 at 100.00 N/R 1,585,185
Military Installation Development Authority, Tax Allocation
and Hotel Tax Revenue Bonds, Series 2021A-1:
1,000 4.000%, 6/01/36 9/26 at 103.00 N/R 905,010
1,000 4.000%, 6/01/41 9/26 at 103.00 N/R 866,530
Military Installation Development Authority, Tax Allocation
Revenue Bonds, Series 2021A-2:
10,980 4.000%, 6/01/36 9/26 at 103.00 N/R 9,898,580
4,330 4.000%, 6/01/41 9/26 at 103.00 N/R 3,708,948
8,270 4.000%, 6/01/52 9/26 at 103.00 N/R 6,593,340
5,000 UIPA Crossroads Public Infrastructure District, Utah, Tax Differential
Revenue Bonds, Series 2021, 4.125%, 6/01/41, 144A
12/26 at 103.00 N/R 4,426,000
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project,
Series 2019A:
840 3.500%, 6/15/24, 144A No Opt. Call N/R 838,202
1,660 5.000%, 6/15/29, 144A 6/27 at 102.00 N/R 1,769,776
2,115 5.000%, 6/15/34, 144A 6/27 at 102.00 N/R 2,214,997
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Mountain West Montessori Academy
Project, Series 2020A:
750 3.125%, 6/15/29, 144A No Opt. Call N/R 723,863
475 5.000%, 6/15/39, 144A 12/29 at 100.00 N/R 494,978

299
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
Utah Charter School Finance Authority, Revenue Bonds,
Beehive Science & Technology Academy, Series 2021A:
$ 1,245 4.000%, 10/15/31, 144A 10/28 at 100.00 N/R $ 1,234,268
2,325 4.000%, 10/15/41, 144A 10/28 at 100.00 N/R 2,112,890
1,955 Utah Charter School Finance Authority, Revenue Bonds, Channing Hall
Project, Refunding Series 2017A, 4.500%, 7/15/27, 144A
No Opt. Call BB 2,012,966
815 Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson
Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/36,
144A
2/26 at 100.00 BB 844,756
Utah Charter School Finance Authority, Revenue Bonds,
Wallace Stegner Academy Project, Series 2019A:
415 3.625%, 6/15/29, 144A 6/27 at 100.00 N/R 411,734
1,350 5.000%, 6/15/39, 144A 6/27 at 100.00 N/R 1,387,800
48,920 Total Utah 44,110,512
Vermont - 0.2%
2,190 Burlington, Vermont, Airport Revenue Bonds, Refunding Series 2012A,
4.000%, 7/01/28
7/22 at 100.00 Baa2 2,196,811
Vermont Economic Development Authority, Mortgage
Revenue Bonds, Wake Robin Corporation Project, Series
2021A:
1,215 4.000%, 5/01/37 5/28 at 103.00 N/R 1,205,450
1,015 4.000%, 5/01/45 5/28 at 103.00 N/R 959,307
Vermont Educational and Health Buildings Financing
Agency, Revenue Bonds, Champlain College Project, Series
2016A:
695 5.000%, 10/15/26 No Opt. Call BBB 754,708
875 5.000%, 10/15/28 10/26 at 100.00 BBB 943,906
1,000 5.000%, 10/15/30 10/26 at 100.00 BBB 1,071,910
1,000 5.000%, 10/15/31 10/26 at 100.00 BBB 1,069,150
Vermont Educational and Health Buildings Financing
Agency, Revenue Bonds, Saint Michael's College Project,
Series 2012:
170 5.000%, 10/01/24 10/22 at 100.00 BBB 172,117
555 5.000%, 10/01/25 10/22 at 100.00 BBB 561,721
805 5.000%, 10/01/27 10/22 at 100.00 BBB 814,080
9,520 Total Vermont 9,749,160
Virgin Islands - 0.5%
475 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
10/22 at 100.00 N/R 475,100
Virgin Islands Public Finance Authority, Gross Receipts
Taxes Loan Note, Refunding Series 2014C:
660 5.000%, 10/01/24 No Opt. Call N/R 664,448
1,150 5.000%, 10/01/30 10/24 at 100.00 N/R 1,153,002
1,360 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/24
No Opt. Call N/R 1,369,180
Virgin Islands Public Finance Authority, Matching Fund
Loan Notes Revenue Bonds, Senior Lien Series 2010A:
4,890 5.000%, 10/01/25 5/22 at 100.00 Caa2 4,913,178
1,420 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24
No Opt. Call Caa2 1,423,451

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
300
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virgin Islands (continued)
Virgin Islands Public Finance Authority, Matching Fund
Loan Notes Revenue Bonds, Series 2012A:
$ 355 5.000%, 10/01/27 10/22 at 100.00 Caa2 $ 356,157
4,680 5.000%, 10/01/32 10/22 at 100.00 Caa2 4,695,257
2,735 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22
5/22 at 100.00 Caa3 2,731,554
6,000 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26, 144A
No Opt. Call N/R 5,813,880
6,441 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A
No Opt. Call N/R 6,450,271
3,610 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2003, 4.500%, 7/01/28 - AMBAC Insured
5/22 at 100.00 Caa2 3,616,606
1,000 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
5/22 at 100.00 Caa3 957,380
34,776 Total Virgin Islands 34,619,464
Virginia - 1.1%
Ballston Quarter Community Development Authority,
Arlington County, Virginia, Revenue Bonds, Series 2016A:
910 5.000%, 3/01/26 No Opt. Call N/R 842,787
2,000 5.125%, 3/01/31 3/27 at 100.00 N/R 1,703,180
2,730 Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-
Bristol Project, Series 2014B, 2.750%, 11/01/29 (7)
11/24 at 100.00 N/R 1,954,844
535 Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 4.500%,
3/01/25, 144A
No Opt. Call N/R 545,807
Cutalong II Community Development Authority, Louisa
County, Virginia, Special Assessment Revenue Bonds,
Cutalong II Project, Series 2022:
815 4.000%, 3/01/32, 144A 3/27 at 103.00 N/R 786,060
3,332 4.250%, 3/01/42, 144A 3/27 at 103.00 N/R 3,140,543
9,535 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A
3/31 at 100.00 N/R 9,141,491
7,000 Farmville Industrial Development Authority, Virginia, Educational Facilities
Revenue Bonds, Convocation Center Project, Series 2021, 5.375%,
7/01/53 - AGM Insured, (Mandatory Put 7/01/43)
7/28 at 103.00 N/R 8,049,720
1,060 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 4.000%, 3/01/25, 144A
No Opt. Call N/R 1,067,674
Norfolk Redevelopment and Housing Authority, Virginia,
Fort Norfolk Retirement Community, Inc., Harbor's Edge
Project, Series 2019A:
500 5.000%, 1/01/34 1/24 at 104.00 N/R 527,840
17,350 5.250%, 1/01/54 1/24 at 104.00 N/R 18,089,804
300 Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds,
Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project,
Refunding Series 2014, 4.000%, 1/01/24
No Opt. Call N/R 305,757
Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Green
Series 2015B:
1,480 5.000%, 7/01/23, 144A No Opt. Call Ba2 1,513,004
1,550 5.000%, 7/01/24, 144A No Opt. Call Ba2 1,604,017
1,635 5.000%, 7/01/25, 144A No Opt. Call Ba2 1,708,935

301
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
Virginia College Building Authority, Educational Facilities
Revenue Bonds, Regent University Project, Series 2021:
$ 2,110 3.000%, 6/01/41 6/31 at 100.00 BBB- $ 1,817,659
105 4.000%, 6/01/46 6/31 at 100.00 BBB- 105,938
1,520 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.500%, 4/01/28, 144A
No Opt. Call N/R 1,614,681
100 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 Baa3 111,357
Virginia Small Business Financing Authority, Revenue
Bonds, Elizabeth River Crossing, OPCO LLC Project,
Refunding Senior Lien Series 2022:
3,550 4.000%, 7/01/29, (AMT) , (WI/DD, Settling 7/01/22) No Opt. Call N/R 3,715,181
2,500 4.000%, 7/01/30, (AMT) , (WI/DD, Settling 7/01/22) No Opt. Call N/R 2,619,475
6,375 4.000%, 7/01/31, (AMT) , (WI/DD, Settling 7/01/22) No Opt. Call N/R 6,686,738
2,250 4.000%, 7/01/32, (AMT) , (WI/DD, Settling 7/01/22) 1/32 at 100.00 N/R 2,362,770
345 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38), 144A
7/23 at 100.00 B 349,661
69,587 Total Virginia 70,364,923
Washington - 0.8%
1,140 King County Public Hospital District 4, Washington, General Obligation
Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A,
4.250%, 12/01/25
No Opt. Call N/R 1,146,840
1,300 King County Public Hospital District 4, Washington, Hospital Revenue
Bonds, Snoqualmie Valley Hospital, Series 2015A, 6.250%, 12/01/45
12/25 at 100.00 N/R 1,383,226
Kitsap County Consolidated Housing Authority,
Washington, Pooled Tax Credit Housing Revenue Bonds,
Series 2007:
1,545 5.500%, 6/01/27, (AMT) 5/22 at 100.00 N/R 1,546,282
1,500 5.600%, 6/01/37, (AMT) 5/22 at 100.00 N/R 1,500,420
Port of Pasco, Washington, Airport and General Port
Revenue Bonds, Series 2014A:
1,110 5.000%, 12/01/23, (AMT) No Opt. Call A- 1,162,803
1,165 5.000%, 12/01/24, (AMT) 6/24 at 100.00 A- 1,227,129
1,000 Port of Seattle Industrial Development Corporation, Washington, Special
Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series
2012, 5.000%, 4/01/30, (AMT)
4/23 at 100.00 BB 1,022,100
805 Seattle Housing Authority, Washington, Revenue Bonds, Newholly Phase I
Project, Series 2016A, 3.550%, 10/01/46
10/26 at 100.00 AA 818,629
235 Tacoma Consolidated Local Improvement District 65, Washington, Special
Assessment Bonds, Series 2013, 5.750%, 4/01/43
4/22 at 100.00 N/R 235,346
5 Tukwila, Washington, Special Assessment Bonds, Local Improvement
District 33 Series 2013, 4.500%, 1/15/23
1/22 at 100.00 BBB 5,106
12,910 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A (7)
1/28 at 100.00 N/R 8,391,500
1,130 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2018,
7.250%, 1/01/32, (AMT), 144A (7)
1/28 at 100.00 N/R 734,500
6,085 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2019A,
7.500%, 1/01/32, (AMT), 144A (7)
1/28 at 100.00 N/R 3,955,250

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
302
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 3,860 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 0.000%, 1/01/33, (AMT), 144A (7),(9)
No Opt. Call N/R $ 2,903,067
1,000 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 0.000%, 1/01/27, 144A (7),(9)
No Opt. Call N/R 750,370
5,000 Washington Health Care Facilities Authority, Revenue Bonds, Catholic
Health Initiative, Tender Option Bonds Trust 2015-XF1017, 2.339%,
1/01/35, 144A, (IF) (4)
7/24 at 100.00 BBB+ 5,092,800
Washington State Convention Center Public Facilities
District, Lodging Tax Revenue Bonds, Refunding
Series2021B. Exchange Purchase:
6,065 3.000%, 7/01/43 - AGM Insured 7/31 at 100.00 BBB- 5,302,448
2,465 3.000%, 7/01/48 - AGM Insured 7/31 at 100.00 BBB- 2,068,603
545 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Bayview Manor Senior Project, Refunding Series 2016A,
4.000%, 7/01/26, 144A
7/24 at 102.00 N/R 551,131
1,140 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%,
7/01/25, 144A
No Opt. Call N/R 1,206,451
100 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Mirabella Project, Series 2012A, 6.000%, 10/01/22,
(ETM), 144A
No Opt. Call N/R (6) 102,352
1,000 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest
Proejct, Refunding Series 2016A, 5.000%, 1/01/31, 144A
1/25 at 102.00 BB 1,034,870
Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill
Project, Series 2016:
2,910 5.000%, 7/01/31, 144A 7/26 at 100.00 N/R 2,998,260
2,000 5.000%, 7/01/36, 144A 7/26 at 100.00 N/R 2,041,940
Washington State Housing Finance Commission, Revenue
Bonds, Rockwood Retirement Communities Project, Series
2014A:
835 6.000%, 1/01/24, 144A No Opt. Call N/R 860,835
1,500 7.500%, 1/01/49, 144A 1/24 at 100.00 N/R 1,592,805
58,350 Total Washington 49,635,063
West Virginia - 0.2%
Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017:
2,500 4.000%, 6/01/27 No Opt. Call N/R 2,410,525
1,500 4.500%, 6/01/32 6/27 at 100.00 N/R 1,408,815
905 Kanawha County Commission, West Virginia, Student Housing Revenue
Bonds, West Virginia State University Foundation Inc, Series 2013,
5.750%, 7/01/23, (ETM)
No Opt. Call N/R (6) 932,014
1,140 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A, 4.500%,
6/01/27, 144A
No Opt. Call N/R 1,185,429
220 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A, 4.125%,
6/01/43, 144A
6/31 at 100.00 N/R 222,922

303
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia (continued)
$ 500 South Charleston, West Virginia, Special District Excise Tax Revenue
Improvement Bonds, South Charleston Park Place Project, Series 2022A,
4.250%, 6/01/42, 144A
6/31 at 100.00 N/R $ 441,645
1,625 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 N/R 1,478,766
2,825 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%,
7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B 2,883,251
West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding
& Improvement Series 2018A:
1,000 5.000%, 1/01/33 1/29 at 100.00 BBB+ 1,126,280
1,180 5.000%, 1/01/34 1/29 at 100.00 BBB+ 1,325,919
1,000 5.000%, 1/01/36 1/29 at 100.00 BBB+ 1,119,090
14,395 Total West Virginia 14,534,656
Wisconsin - 4.1%
205 Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue
Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%, 6/01/23
No Opt. Call N/R 205,357
3,075 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 N/R 2,963,254
Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017:
300 5.000%, 11/15/31 11/26 at 100.00 A 334,230
190 5.000%, 11/15/33 11/26 at 100.00 A 211,327
170 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Alamance Community School, Series 2021A, 4.250%, 6/15/31, 144A
6/29 at 100.00 N/R 156,658
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Ascend Leadership Academy Project,
Series 2021A:
275 4.250%, 6/15/31, 144A 6/29 at 100.00 N/R 254,174
895 5.000%, 6/15/41, 144A 6/29 at 100.00 N/R 840,253
400 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2021A, 4.000%, 6/01/36, 144A
6/27 at 100.00 N/R 397,416
140 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%,
2/01/26, 144A
No Opt. Call N/R 142,817
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Corvian Community School Bonds, North
Carolina, Series 2019A:
1,000 4.000%, 6/15/29, 144A 6/26 at 100.00 N/R 991,310
390 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 396,610
875 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 4.250%,
6/15/29, 144A
6/24 at 100.00 N/R 877,135
535 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26,
144A
No Opt. Call N/R 532,507
1,370 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Explore Knowledge Foundation Las Vegas Project, Series 2012A,
5.750%, 7/15/32
7/22 at 100.00 BB+ 1,379,850

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
304
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Freedom Classical Academy Inc., Series
2020A:
$ 650 5.000%, 1/01/31, 144A 1/28 at 100.00 N/R $ 679,276
355 5.000%, 1/01/42, 144A 1/28 at 100.00 N/R 360,456
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Guilford Preparatory Academy, North
Carolina, Taxable Series 2022A:
750 4.375%, 4/01/32, 144A 4/31 at 100.00 N/R 738,660
2,000 5.000%, 4/01/47, 144A 4/31 at 100.00 N/R 2,014,380
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, North Carolina Charter Educational
Foundation Project, Series 2016A:
7,225 4.100%, 6/15/26, 144A No Opt. Call N/R 6,986,358
5,010 5.000%, 6/15/36, 144A 6/26 at 100.00 N/R 4,662,106
3,385 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A,
5.000%, 6/15/27, 144A
6/24 at 100.00 N/R 3,363,336
1,125 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Pine Lake Preparatory, North Carolina, Series 2015, 4.350%, 3/01/25,
144A
No Opt. Call BBB- 1,157,828
310 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A,
4.375%, 7/01/25, 144A
No Opt. Call N/R 314,886
1,715 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A, 4.500%,
6/15/29, 144A
6/27 at 100.00 N/R 1,668,626
105 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%,
10/01/22, (ETM)
No Opt. Call Baa3 (6) 107,112
95 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Voyager Foundation, Inc. of North Carolina Project, Series 2014A,
4.125%, 10/01/24, (Pre-refunded 10/01/22)
10/22 at 100.00 Baa3 (6) 96,296
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, The Foundation of the
University of North Carolina at Charlotte Inc., Series 2021A:
3,920 4.000%, 9/01/36 9/31 at 100.00 N/R 3,724,705
2,565 4.000%, 9/01/41 9/31 at 100.00 N/R 2,373,087
5,000 4.000%, 9/01/51 9/31 at 100.00 N/R 4,337,900
3,280 Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 6.750%,
3/01/27, 144A
No Opt. Call N/R 3,588,025
165 Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina
International School, Series 2013A, 6.000%, 8/01/23, 144A
No Opt. Call BB+ 170,067
Public Finance Authority of Wisconsin, Education Revenue
Bonds, North Carolina Leadership Academy, Series 2019A:
325 4.000%, 6/15/29, 144A 6/26 at 100.00 N/R 333,755
440 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 460,975
250 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 4.750%, 6/01/29, 144A
6/27 at 102.00 N/R 252,863
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Franklin School of Innovation, Series 2022A, 5.000%, 1/01/42, 144A
1/29 at 103.00 N/R 1,022,370
380 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2016A, 4.250%, 8/01/26, 144A
No Opt. Call N/R 382,846

305
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, The ASK Academy Project, Series 2015A:
$ 390 5.250%, 2/01/25 No Opt. Call N/R $ 396,158
1,380 5.750%, 2/01/35 2/25 at 100.00 N/R 1,399,941
1,210 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 N/R 1,166,258
1,020 Public Finance Authority of Wisconsin, Healthcare Facility Expansion
Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series
2015A, 5.000%, 9/01/25, 144A
No Opt. Call BB 1,055,792
225 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 4.000%, 12/01/41
12/31 at 100.00 BB+ 230,503
24,785 Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.250%,
8/01/27, 144A
No Opt. Call N/R 24,106,139
Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017:
21,495 5.000%, 12/01/27, 144A No Opt. Call N/R 20,228,944
12,615 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R 12,503,610
790 Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving
Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%,
1/01/50, 144A
1/32 at 100.00 N/R 847,394
1,690 Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds,
Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A
No Opt. Call N/R 1,201,759
1,700 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 6.250%, 10/01/31, 144A (7)
10/27 at 100.00 N/R 1,609,271
1,000 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A (7)
10/27 at 100.00 N/R 652,500
3,320 Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A, 5.000%, 12/01/27
No Opt. Call BBB- 3,518,835
15,330 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 6.625%, 7/01/28, 144A
No Opt. Call N/R 14,264,718
1,285 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015, 5.000%, 4/01/25
No Opt. Call BB 1,332,211
600 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020, 5.000%, 4/01/30, 144A
No Opt. Call BB 652,056
4,290 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Continuing Care Retirement Community, Refunding Series 2017A,
4.250%, 6/01/27
6/23 at 104.00 N/R 4,428,052
3,410 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Continuing Care Retirement Community, Series 2017B, 4.125%, 6/01/24
6/23 at 104.00 N/R 3,490,919
5,085 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call N/R 4,801,664
Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A:
5,665 5.000%, 6/01/27 , (WI/DD, Settling 3/03/23) No Opt. Call N/R 5,797,108
5,330 4.000%, 6/01/31 6/27 at 103.00 N/R 5,158,694
7,130 4.000%, 6/01/36 6/27 at 103.00 N/R 6,631,755
2,500 5.000%, 6/01/37 , (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 2,430,325
11,130 4.000%, 6/01/41 6/27 at 103.00 N/R 9,983,276

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
306
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project,
Series 2021:
$ 3,430 4.000%, 7/01/36, (AMT) 7/28 at 100.00 N/R $ 3,292,834
3,985 4.000%, 7/01/41, (AMT) 7/31 at 100.00 N/R 3,698,001
Public Finance Authority of Wisconsin, Revenue Bonds,
Viticus Group Project, Series 2022A:
1,285 4.000%, 12/01/31, 144A No Opt. Call N/R 1,262,705
2,255 4.000%, 12/01/41, 144A 12/31 at 100.00 N/R 2,105,990
Public Finance Authority of Wisconsin, Senior Living Facility
Revenue Bonds, Mary's Woods at Marylhurst Inc., Series
2017A:
1,910 5.000%, 5/15/26, 144A 5/25 at 102.00 BB 1,989,800
1,215 5.000%, 5/15/31, 144A 5/25 at 102.00 BB 1,251,924
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series 2018A-1:
25,435 6.125%, 1/01/33, 144A 1/28 at 100.00 N/R 15,642,525
8,455 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R 5,199,825
2,795 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 1,718,925
Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, Collegiate Housing Foundation -
Cullowhee LLC - Western California University Project,
Series 2015A:
140 5.000%, 7/01/22 No Opt. Call BBB- 140,977
540 5.000%, 7/01/23 No Opt. Call BBB- 558,198
17,930 Public Finance Authority of Wisconsin, Taxable Revenue Bonds, Vonore
Fiber Products Sustainable Packaging Project, Green Series 2019,
9.000%, 6/01/29, 144A (7)
7/22 at 100.00 N/R 17,909,739
Public Finance Authority, Wisconsin, Revenue Bonds,
Ocean Academy Charter School, Series 2021:
285 4.000%, 10/15/31, 144A No Opt. Call N/R 277,063
570 5.000%, 10/15/41, 144A 10/31 at 100.00 N/R 581,685
3,500 Public Finance Authority, Wisconsin, Revenue Bonds, Texas Biomedical
Research Institute Project, Series 2021A, 3.000%, 6/01/48
6/31 at 100.00 Baa1 2,886,170
1,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 N/R 955,580
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017:
315 3.500%, 8/01/22 No Opt. Call N/R 314,257
3,815 5.000%, 8/01/27 8/24 at 103.00 N/R 3,884,280
4,015 5.000%, 8/01/32 8/24 at 103.00 N/R 4,014,679
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Clement Manor, Inc., Series
2019:
1,000 4.250%, 8/01/34 8/26 at 103.00 N/R 831,310
2,300 4.500%, 8/01/39 8/26 at 103.00 N/R 1,842,116
790 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 4.250%, 10/01/24
10/22 at 102.00 N/R 796,873
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
1,485 5.000%, 5/01/24 No Opt. Call BBB+ 1,568,591
350 5.000%, 5/01/25 5/24 at 100.00 BBB+ 369,393
800 5.000%, 5/01/26 5/24 at 100.00 BBB+ 843,560

307
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hope Christian Schools
Obligated Group, Series 2021:
$ 1,230 3.000%, 12/01/31 12/26 at 100.00 N/R $ 1,126,643
850 4.000%, 12/01/41 12/26 at 100.00 N/R 820,735
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014:
645 5.000%, 5/01/23 No Opt. Call N/R 648,928
1,250 5.000%, 5/01/26 5/24 at 100.00 N/R 1,252,463
1,000 5.125%, 5/01/29 5/24 at 100.00 N/R 1,000,790
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A:
385 5.000%, 7/01/25 7/24 at 100.00 A 408,966
670 5.000%, 7/01/26 7/24 at 100.00 A 711,400
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint John's Communities Inc.,
Refunding Series 2021B:
530 4.000%, 9/01/36 9/27 at 103.00 N/R 538,734
500 4.000%, 9/15/41 9/27 at 103.00 N/R 502,840
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint John's Communities Inc.,
Refunding Series 2022. Forward Delivery:
775 4.000%, 9/15/36 , (WI/DD, Settling 9/15/22) 9/27 at 103.00 N/R 741,288
770 4.000%, 9/15/41 , (WI/DD, Settling 9/15/22) 9/27 at 103.00 N/R 713,736
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint John's Communities Inc.,
Series 2015B:
100 4.000%, 9/15/22 No Opt. Call BBB- 101,208
100 4.000%, 9/15/23 9/22 at 100.00 BBB- 101,208
100 4.000%, 9/15/24 9/22 at 100.00 BBB- 101,208
100 4.000%, 9/15/25 9/22 at 100.00 BBB- 101,208
200 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Three Pillars Senior Living Communities, Refunding Series 2013,
5.000%, 8/15/22, (ETM)
No Opt. Call BBB+ (6) 202,850
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Vernon Memorial Healthcare
Inc., Series 2014:
945 5.000%, 3/01/24 No Opt. Call BB 973,709
525 5.000%, 3/01/25 3/24 at 100.00 BB 539,863
820 5.000%, 3/01/26 3/24 at 100.00 BB 842,493
1,095 5.000%, 3/01/27 3/24 at 100.00 BB 1,124,039
1,130 5.000%, 3/01/28 3/24 at 100.00 BB 1,158,340
4,020 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%,
12/01/29
12/22 at 102.00 N/R 4,103,897
2,500 Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37,
144A
7/28 at 102.00 N/R 2,525,025
293,085 Total Wisconsin 270,645,264

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
308
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wyoming - 0.1%
Sweetwater County, Wyoming, Hospital Revenue Bonds,
Memorial Hospital Project, Refunding Series 2013A:
$ 1,230 5.000%, 9/01/23, (ETM) No Opt. Call BB+ (6) $ 1,284,661
1,045 5.000%, 9/01/24, (Pre-refunded 9/01/23) 9/23 at 100.00 BB+ (6) 1,091,440
1,360 5.000%, 9/01/25, (Pre-refunded 9/01/23) 9/23 at 100.00 BB+ (6) 1,420,439
1,310 5.000%, 9/01/30, (Pre-refunded 9/01/23) 9/23 at 100.00 BB+ (6) 1,368,216
4,945 Total Wyoming 5,164,756
$ 6,828,694 Total Municipal Bonds (cost $6,494,668,317) 6,278,109,206
Shares Description (1) Value
COMMON STOCKS - 4.6%
Independent Power and Renewable Electricity Producers - 4.6%
4,940,062 Energy Harbor Corp (10),(11),(12) 299,491,259
Total Common Stocks (cost $107,569,027) 299,491,259
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
CORPORATE BONDS - 0.4%
Electric Utilities - 0.1%
1,165 FirstEnergy Corp(7) 6.800% 8/15/39 N/R 1,456
1,865 FirstEnergy Corp(7) 6.050% 8/15/22 N/R 2,331
3,240 Talen Energy Supply LLC, 144A(13) 7.250% 5/15/27 B 3,028,007
4,375 Talen Energy Supply LLC 6.500% 6/01/25 CCC 1,100,269
2,945 Talen Energy Supply LLC 6.000% 12/15/36 CCC 679,912
1,000 Talen Energy Supply LLC, 144A 10.500% 1/15/26 CCC 248,360
700 Talen Energy Supply LLC, 144A 6.625% 1/15/28 B 651,000
15,290 Total Electric Utilities 5,711,335
Health Care Providers & Services - 0.2%
17,745 Tower Health 4.451% 2/01/50 B+ 13,308,750
Hotels, Restaurants & Leisure - 0.1%
9,500 Wild Rivers Water Park 8.500% 11/01/51 N/R 8,607,865
Real Estate Management & Development - 0.0%
2,300 Zilkha Biomass Selma LLC(7),(8) 5.000% 8/01/28 N/R 981,870
25,045 Zilkha Biomass Selma LLC(7),(8) 10.000% 8/01/38 N/R 250
27,345 Total Real Estate Management & Development 982,120
$ 69,880 Total Corporate Bonds (cost $62,083,056) 28,610,070
Shares Description (1) Value
EXCHANGE-TRADED FUNDS - 0.3%
275,000 VanEck High Yield Muni ETF (13) 15,785,000
Total Exchange-Traded Funds (cost $17,293,500) 15,785,000

309
Investments in Derivatives
Principal
Amount (000) Description (1)
Coupon
(14)
Reference
Rate (14) Spread (14) Maturity (15) Ratings (3) Value
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (14)
Commercial Services & Supplies - 0.0%
$ 151 Coastal Resources of Maine,
LLC Term Loan(16)
8.250% N/A N/A 3/30/23 N/R $ 150,941
Containers & Packaging - 0.0%
1,843 Vonore Fiber Products LLC
Term Loan(17)
16.000% N/A N/A 7/10/22 N/R 1,842,616
$ 1,994 Total Variable Rate Senior Loan Interests (cost $1,993,557) 1,993,557
Total Long-Term Investments (cost $6,683,607,457) 6,623,989,092
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.1%
MONEY MARKET FUNDS - 0.1%
3,677,934 State Street Navigator Securities Lending Government
Money Market Portfolio (18)
0.290%(19) $ 3,677,934
Total Investments Purchased with Collateral from Securities Lending (cost $3,677,934) 3,677,934
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.2%
REPURCHASE AGREEMENTS - 1.2%
80,000 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/22, repurchase price
$80,000,000, collateralized by $87,174,400, U.S.Treasury
Bond, 2.250%, due 8/15/46, value $81,600,016
0.220% 4/01/22 $ 80,000,000
Total Short-Term Investments (cost $80,000,000) 80,000,000
Total Investments (cost $6,767,285,391 ) - 102.2% 6,707,667,026
Floating Rate Obligations - (2.3)% (152,680,000)
Other Assets Less Liabilities - 0.1% (20) 10,433,647
Net Assets - 100% $ 6,565,420,673
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Variation
Margin
Receivable/
(Payable)
U.S. Treasury 5-Year Note (7,359) 6/22 $ (853,025,832) $ (843,985,313) $ 9,040,519 $ (1,034,859)
U.S. Treasury 10-Year Note (4,526) 6/22 (564,004,047) (556,132,250) 7,871,797 (1,131,500)
Total $(1,417,029,879) $(1,400,117,563) $16,912,316 $ (2,166,359)
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2022
310
(8) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(10) For fair value measurement disclosure purposes, investment classified as Level 2.
(11) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35; FirstEnergy Solutions
Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority,
Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air
Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation
Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33;
Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%,  5/15/19; Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33;
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project,
Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear
Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40; Pennsylvania
Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A,
2.550%, 11/01/41.
(12) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(13) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,542,466.
(14) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(15) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(16) Senior loan received as part of the bondholder funding agreement during March 2022 for Maine Finance Authority, Solid Waste Disposal
Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33, (AMT), 144A and Maine Finance Authority,
Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2019, 5.250%, 6/15/34.
(17) Senior loan received as part of the bondholder funding agreement during March 2021 for Public Finance Authority of Wisconsin, Taxable
Revenue Bonds, Vonore Fiber Products Sustainable Packaging Project, Green Series 2019, 9.000%, 6/01/29, 144A.
(18) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(19) The rate shown is the one-day yield as of the end of the reporting period.
(20) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-
traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate

311
N/A Not Applicable.
SIFMA Securities Industry and Financial Market Association
SOFR Secured Overnight Financing Rate
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

312
Nuveen Strategic Municipal Opportunities Fund
Portfolio of Investments March 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.7%
MUNICIPAL BONDS - 98.2%
Alabama - 2.0%
Birmingham-Jefferson Civic Center Authority, Alabama,
Special Tax Bonds, Series 2018A:
$ 1,500 4.000%, 7/01/38 7/28 at 100.00 A- $ 1,556,700
1,500 4.000%, 7/01/43 7/28 at 100.00 A- 1,537,965
5,445 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call B- 6,462,670
1,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B- 1,113,000
4,995 Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B,
3.000%, 6/01/50 - AGM Insured, (UB) (4)
6/30 at 100.00 A1 4,343,952
5,500 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2021, 4.000%, 2/01/46
8/31 at 100.00 N/R 5,864,650
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Capital
Appreciation Subordinate Lien Series 2013F, 0.000%, 10/01/50 (5)
10/23 at 105.00 BB 1,018,950
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.500%, 10/01/53
10/23 at 105.00 BB 1,113,900
250 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R 260,770
1,000 The DCH Health Care Authority, Alabama, Revenue Bonds, Series 2021A,
4.000%, 6/01/51
6/31 at 100.00 N/R 1,042,870
4,500 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R 4,622,805
27,690 Total Alabama 28,938,232
Alaska - 0.2%
1,665 Alaska Industrial Development and Export Authority, Revenue Bonds,
Greater Fairbanks Community Hospital Foundation Project, Refunding
Series 2019, 4.000%, 4/01/34
4/29 at 100.00 A 1,782,682
8,500 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%, 6/01/66
6/31 at 30.73 N/R 1,097,350
10,165 Total Alaska 2,880,032
Arizona - 2.1%
1,000 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R 1,077,170
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017A:
970 5.125%, 7/01/37, 144A 7/26 at 100.00 BB 1,039,879
1,000 5.250%, 7/01/47, 144A 7/26 at 100.00 BB 1,066,740
210 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/54, 144A
7/29 at 100.00 BB 218,255

313
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 615 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Doral Academy of Northern Nevada, Series 2021A, 4.000%,
7/15/51, 144A
7/29 at 100.00 Ba1 $ 573,727
2,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series 2021B,
5.000%, 7/01/51, 144A
7/28 at 103.00 N/R 1,704,980
4,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R 3,535,920
1,800 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021C, 6.000%, 7/01/29, 144A
No Opt. Call N/R 1,720,692
40 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Leman Academy of Excellence Projects, Series 2017A, 5.250%,
7/01/47, 144A
7/22 at 101.00 N/R 40,460
100 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/50, 144A
7/28 at 100.00 BB+ 97,511
5,500 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group, Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/51, 144A
12/31 at 100.00 N/R 4,654,265
930 Maricopa County Industrial Dev Authority, Arizona, Exempt Facilities
Revenue Bonds, Commercial Metals Company Project, Series 2022,
4.000%, 10/15/47, (AMT), 144A
1/26 at 104.00 N/R 922,625
400 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/39, 144A
7/29 at 100.00 Ba2 431,164
1,000 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020,
5.250%, 10/01/40, 144A
10/27 at 103.00 N/R 1,081,070
725 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36
9/28 at 100.00 A2 836,215
2,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A, 5.000%, 7/01/32, (AMT)
7/27 at 100.00 A+ 2,231,760
100 Phoenix Industrial Development Authority, Arizona, Multifamily Housing
Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series
2016A, 5.125%, 7/01/36
7/24 at 101.00 N/R 89,569
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward Delivery:
1,100 4.000%, 6/15/41, 144A 6/26 at 100.00 N/R 1,054,603
1,000 4.000%, 6/15/51, 144A 6/26 at 100.00 N/R 916,400
1,200 4.000%, 6/15/57, 144A 6/26 at 100.00 N/R 1,071,864
4,000 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020,
5.000%, 7/01/49, 144A
7/26 at 103.00 N/R 4,058,680
100 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%,
7/01/36
7/26 at 100.00 BB- 103,677
25 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39
7/25 at 100.00 N/R 25,262

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2022
314
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Pima County Industrial Development Authority, Arizona,
Revenue Bonds, Tucson Medical Center, Series 2021A:
$ 355 4.000%, 4/01/36 4/31 at 100.00 A $ 374,880
435 4.000%, 4/01/39 4/31 at 100.00 A 455,232
160 4.000%, 4/01/40 4/31 at 100.00 A 166,918
710 4.000%, 4/01/41 4/31 at 100.00 A 738,514
31,475 Total Arizona 30,288,032
Arkansas - 0.5%
2,500 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 B- 2,549,050
2,430 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 B- 2,525,742
1,500 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-1, 5.000%, 9/01/39
9/30 at 100.00 BBB+ 1,714,800
6,430 Total Arkansas 6,789,592
California - 10.6%
1,000 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.250%, 3/01/36
3/26 at 100.00 Ba3 1,069,980
4,305 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Election 2016 Series 2022C, 3.000%, 11/01/51 - BAM
Insured
11/31 at 100.00 N/R 3,837,563
3,815 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 3,362,274
3,570 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 3,078,625
725 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 N/R 730,843
1,000 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 966,930
2,270 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R 414,003
1,500 California Health Facilities Financing Authority, Revenue Bonds,  Lucile
Salter Packard Children's Hospital at Stanford, Refunding Series 2022A.
Forward Delivery, 4.000%, 5/15/46 , (WI/DD, Settling 5/17/22)
5/32 at 100.00 A+ 1,594,995
California Health Facilities Financing Authority, Revenue
Bonds, Cedars-Sinai Health System, Series 2021A:
2,865 4.000%, 8/15/48 8/31 at 100.00 N/R 3,050,423
6,910 3.000%, 8/15/51 8/31 at 100.00 N/R 6,387,327
3,553 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 3,710,037
1,250 California Infrastructure and Economic Development Bank Infrastructure
State, Revolving Fund Revenue Bonds, Tax Series 2020A, 2.786%,
10/01/43
10/30 at 100.00 AAA 1,099,300
California Infrastructure and Economic Development Bank,
Revenue Bonds, California Science Center Phase III Project,
Green Series 2021B:
1,540 4.000%, 5/01/46 11/31 at 100.00 N/R 1,627,503
1,785 4.000%, 5/01/51 11/31 at 100.00 N/R 1,877,891

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 4,635 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Science Center Phase III Project, Series 2021A,
4.000%, 5/01/55
11/31 at 100.00 N/R $ 4,873,100
250 California Infrastructure and Economic Development Bank, Revenue
Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%,
1/01/56, 144A
1/31 at 100.00 N/R 250,857
505 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B,
5.000%, 10/01/39, 144A
10/27 at 100.00 N/R 518,645
6,395 California Municipal Finance Authority, Federal Lease Revenue Bonds, VA
Oceanside Health Care Center Project, Taxable Series 2021, 3.637%,
7/01/30
4/30 at 100.00 Baa2 6,260,833
100 California Municipal Finance Authority, Revenue Bonds, Creative Center of
Los Altos Project, Pinewood & Oakwood Schools, Series 2016B, 4.000%,
11/01/36, 144A
11/26 at 100.00 N/R 93,878
2,000 California Municipal Finance Authority, Revenue Bonds, University of the
Pacific, Refunding Series 2020A, 3.000%, 11/01/48
11/30 at 100.00 A2 1,823,740
4,020 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 4,100,963
840 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authoriity Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 Baa3 930,451
1,000 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 N/R 981,900
400 California Public Finance Authority, Charter School Lease Revenue Bonds,
Laverne Elementary Preparatory Academy Project, Series 2019A,
5.000%, 6/15/49, 144A
6/23 at 100.00 N/R 402,972
470 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/51, 144A
11/29 at 102.00 N/R 488,899
300 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2016A, 5.000%,
6/01/31, 144A
6/25 at 100.00 N/R 314,796
745 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools ? Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R 654,803
500 California School Finance Authority, Educational Facility Revenue Bonds,
River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47,
144A
7/27 at 100.00 Ba2 508,720
California State Public Works Board, Lease Revenue Bonds,
Department of General Services, New Nature Resources,
Green Series 2021C:
1,250 4.000%, 11/01/46 11/31 at 100.00 N/R 1,333,725
815 5.000%, 11/01/46 11/31 at 100.00 N/R 955,490
California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Series 2021B:
1,220 4.000%, 5/01/38 5/31 at 100.00 A+ 1,320,943
1,500 4.000%, 5/01/39 5/31 at 100.00 A+ 1,620,165
3,545 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/44
12/24 at 100.00 BB- 3,800,843

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2022
316
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/46, 144A
6/26 at 100.00 BB- $ 1,091,810
14,010 California Statewide Communities Development Authority, Revenue
Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50
4/30 at 100.00 A 12,017,078
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2020A:
125 5.000%, 9/02/40 9/30 at 100.00 N/R 138,586
195 5.000%, 9/02/50 9/30 at 100.00 N/R 212,695
43 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39
(6),(7)
1/22 at 100.00 N/R 37,598
1,000 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 N/R 826,190
2,000 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 1,535,620
1,000 Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39 5/22 at 100.00 N/R 1,001,830
6,180 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 6,284,566
445 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Series 2021A-1, 3.200%,
9/01/46, 144A
9/31 at 100.00 N/R 378,059
930 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 834,842
500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 397,340
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 1,533,660
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 2,763,660
Fairfield, California, Certificates of Participation, Fairfield
Water Financing Series 2007A:
1,920 0.000%, 4/01/36 - SYNCORA GTY Insured No Opt. Call AA 1,208,563
2,990 0.000%, 4/01/37 - SYNCORA GTY Insured No Opt. Call AA 1,808,561
2,045 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 Baa2 2,138,538
3,000 Glendale Community College District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Taxable Refunding Series
2020B, 3.000%, 8/01/47
8/29 at 100.00 N/R 2,723,070
Golden State Tobacco Securitization Corporation,
California, Enhanced Tobacco Settlement Asset-Backed
Revenue Bonds, Taxable Series 2021B:
2,855 1.886%, 6/01/27 No Opt. Call N/R 2,659,690
4,015 2.246%, 6/01/29 No Opt. Call N/R 3,700,786
180 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47, (Pre-
refunded 6/01/22)
6/22 at 100.00 N/R (8) 181,238

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 3,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Taxable Subordinate Series 2021B-1,
3.850%, 6/01/50
12/31 at 100.00 N/R $ 2,890,620
Huntington Beach, California, Pension Obligation Bonds,
Taxable Series 2021:
1,125 1.911%, 6/15/28 - BAM Insured No Opt. Call AA+ 1,044,574
4,830 2.963%, 6/15/36 - BAM Insured 6/31 at 100.00 AA+ 4,383,418
1,360 Irvine Ranch Water District, California, General Obligation Bonds, Series
2016, 5.250%, 2/01/41
8/26 at 100.00 AAA 1,530,231
1,165 Lammersville Schools Finance Authority, California, Lease Revenue Bonds,
Cordes Elementary School, Series 2019, 3.000%, 10/01/49 - BAM
Insured
10/27 at 100.00 A2 1,068,282
5,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D, 4.000%,
5/15/51, (AMT)
11/31 at 100.00 N/R 5,173,650
3,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47, (UB) (4)
1/27 at 100.00 AA- 3,327,600
1,890 Los Angeles Municipal Improvement Corporation, California, Lease
Revenue Bonds, Capital Equipment Program, Refunding Series 2021A,
1.648%, 11/01/28
No Opt. Call AA- 1,718,426
2,500 Los Angeles Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2008 Series 2018B-1, 5.250%,
7/01/42
1/28 at 100.00 Aa3 2,872,400
5,210 Oakland Unified School District, Alameda County, California, General
Obligation Bonds, Taxable Refunding Series 2021, 2.774%, 8/01/34 -
BAM Insured
8/31 at 100.00 N/R 4,776,632
1,580 Palomar Community College District, San Diego County, California,
General Obligation Bonds, Series 2010B, 0.000%, 8/01/45 (5)
8/40 at 100.00 AA 1,553,646
5,345 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%,
8/01/39 - AGM Insured
No Opt. Call A2 2,762,830
Ravenswood City School District, San Diego County,
California, General Obligation Bonds, Election 2018 Series
2021A:
150 4.000%, 8/01/36 8/29 at 100.00 AAA 164,013
380 4.000%, 8/01/39 8/29 at 100.00 AAA 412,479
330 4.000%, 8/01/41 8/29 at 100.00 AAA 356,822
1,000 Rocklin, Placer County, California, Special Tax Bonds, Community Facilities
District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 N/R 1,066,470
1,040 Sacramento County, California, Airport System Revenue Bonds, Refunding
Senior Series 2018C, 5.000%, 7/01/37, (AMT)
7/28 at 100.00 A 1,152,445
3,220 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 4.000%, 7/01/56, (AMT)
7/31 at 100.00 N/R 3,285,334
3,770 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A
5/22 at 35.02 N/R 1,331,979
750 San Francisco Community College District, California, General Obligation
Bonds, Taxable Election 2020 Series 2020A-1, 3.165%, 6/15/41
6/30 at 100.00 A1 685,822
750 San Francisco Municipal Transportation Agency, California, Revenue
Bonds, Taxable Refunding Series 2021A, 1.302%, 3/01/28
No Opt. Call AA- 677,618

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2022
318
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
San Jose, California, Airport Revenue Bonds, Taxable
Refunding Series 2021C:
$ 500 1.882%, 3/01/28 No Opt. Call A- $ 464,970
290 2.310%, 3/01/30 No Opt. Call A- 268,096
1,750 2.960%, 3/01/36 3/31 at 100.00 A- 1,593,900
2,000 3.060%, 3/01/37 3/31 at 100.00 A- 1,821,740
420 3.290%, 3/01/41 3/31 at 100.00 A- 377,181
1,000 San Rafael Elementary School District, Marin County, California, General
Obligation Bonds, Series 2005C, 0.000%, 8/01/30 - NPFG Insured
No Opt. Call Baa2 778,590
169,366 Total California 155,057,165
Colorado - 8.0%
2,630 64th Avenue ARI Authority, Adams County, Colorado, Special Revenue
Bonds, Series 2020, 6.500%, 12/01/43
12/25 at 103.00 N/R 2,650,856
500 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R 443,665
Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding &
Improvement Convertible to Unlimited Tax Series 2018A:
1,000 4.375%, 12/01/28 12/23 at 103.00 N/R 1,034,120
1,000 5.125%, 12/01/48 12/23 at 103.00 N/R 1,031,520
6,250 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 N/R 5,879,687
1,000 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/48
9/24 at 103.00 N/R 1,002,060
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 N/R 1,453,635
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series
2021A, 5.000%, 12/01/51
3/26 at 103.00 N/R 990,870
746 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2018A, 5.250%, 12/01/48
12/23 at 103.00 N/R 727,141
1,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 1,025,970
1,500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
5/22 at 100.00 N/R 1,083,105
500 Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado,
Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39
5/22 at 100.00 N/R 500,140
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement Series
2017:
2,900 5.000%, 12/01/29, 144A 12/22 at 103.00 N/R 3,006,256
1,500 5.000%, 12/01/37, 144A 12/22 at 103.00 N/R 1,539,180
5,000 5.000%, 12/01/47, 144A 12/22 at 103.00 N/R 5,088,350
1,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 N/R 1,010,650
1,700 Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2017A, 6.500%, 12/01/47, (Pre-
refunded 12/01/22)
12/22 at 103.00 N/R (8) 1,804,754

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 400 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017, 5.375%,
10/01/37
10/27 at 100.00 N/R $ 394,828
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, New Summit Charter
Academy Project, Series 2021A:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 92,191
100 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R 87,970
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Cappella
of Grand Junction Project, Series 2019, 5.000%, 12/01/54, 144A
12/26 at 103.00 N/R 421,845
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A,
5.750%, 12/01/35, 144A
12/25 at 100.00 N/R 447,580
250 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R 261,373
2,315 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2018N, 5.000%, 3/15/38
3/28 at 100.00 AA- 2,650,351
500 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/39
12/24 at 103.00 N/R 502,655
1,500 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%,
12/01/48
12/23 at 103.00 N/R 1,569,060
1,000 Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment
Revenue Bonds, Series 2020, 6.250%, 12/01/39
12/25 at 103.00 N/R 998,520
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/34, (AMT)
12/28 at 100.00 A 1,118,720
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
1,250 5.000%, 12/01/29 12/26 at 100.00 BBB- 1,369,012
2,000 5.000%, 12/01/30 12/26 at 100.00 BBB- 2,184,940
625 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Series 2019A, 4.000%, 12/01/48
6/24 at 100.00 BBB- 628,381
1,000 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Subordinate Limited Tax Series
2019B, 6.000%, 12/01/48
6/24 at 103.00 N/R 1,039,280
685 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2020A, 5.000%, 9/01/36
9/30 at 100.00 A 806,026
970 Flying Horse Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%,
12/01/49, 144A
9/24 at 103.00 N/R 970,902
1,000 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 5.750%, 12/01/30
12/24 at 100.00 N/R 1,010,690
Fourth Street Crossing Business Improvement District,
Silverthorne, Summit County, Colorado, Special Revenue
and Tax Supported Bonds,  Senior Series 2019A:
1,000 4.625%, 12/01/29, 144A 6/24 at 103.00 N/R 1,021,410
2,135 5.125%, 12/01/38, 144A 6/24 at 103.00 N/R 2,192,709
1,000 5.375%, 12/01/49, 144A 6/24 at 103.00 N/R 1,028,080
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R 1,846,160

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2022
320
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 Great Western Metropolitan District 5, Colorado, General Obligation
Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50
12/25 at 102.00 N/R $ 1,009,320
1,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R 1,029,010
1,050 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
6/24 at 103.00 N/R 1,022,690
2,411 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 N/R 2,522,027
500 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
12/23 at 103.00 N/R 512,605
615 Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A,
0.000%, 12/01/50 (5)
12/25 at 103.00 N/R 528,592
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 4.625%, 12/01/35
12/25 at 103.00 N/R 1,013,020
1,000 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2018A,
5.250%, 12/01/47
12/23 at 103.00 N/R 1,020,230
500 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 N/R 515,225
500 Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45
5/22 at 102.00 N/R 506,910
Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A:
500 5.000%, 12/01/41 6/26 at 103.00 N/R 489,120
500 5.000%, 4/15/51 6/26 at 103.00 N/R 470,835
500 Meadowbrook Heights Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A(3), 4.875%,
12/01/51
9/26 at 103.00 N/R 441,885
Mirabelle Metropolitan District 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series
2020A:
500 5.000%, 12/01/39 3/25 at 103.00 N/R 509,705
1,000 5.000%, 12/01/49 3/25 at 103.00 N/R 1,005,040
1,000 North Range Metropolitan District 3, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R 1,025,320
1,000 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 N/R 1,000,330
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
2,500 5.000%, 12/01/39 12/24 at 103.00 N/R 2,594,925
6,500 5.000%, 12/01/49 12/24 at 103.00 N/R 6,666,855
500 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 N/R 510,060
290 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51,
144A
3/26 at 103.00 N/R 291,667
1,305 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue
Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A
12/22 at 100.00 N/R 1,310,820

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property
Tax Supported Primary Improvements Revenue Bonds,
Refunding Series 2017A:
$ 1,415 4.125%, 12/15/27, 144A 12/26 at 100.00 N/R $ 1,438,022
2,000 5.000%, 12/15/41, 144A 12/26 at 100.00 N/R 2,042,280
885 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018,
5.125%, 12/15/42
12/23 at 103.00 N/R 908,311
500 Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
12/26 at 103.00 N/R 445,710
1,500 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
12/22 at 103.00 N/R 1,561,440
500 Raindance Metropolitan District 1, Acting by and through its Water Activity
Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable
Water Enterprise Revenue Bonds, Series 2020, 5.000%, 12/01/40
12/25 at 103.00 N/R 510,405
2,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement
Series 2017, 5.000%, 12/01/47
12/27 at 100.00 A2 2,234,680
Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special
Revenue Bonds, Series 2021:
500 4.000%, 12/01/41 10/26 at 102.00 N/R 452,610
2,105 4.000%, 12/01/51 10/26 at 102.00 N/R 1,798,365
500 Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/36
1/31 at 100.00 Baa2 523,345
1,865 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2016A, 5.000%, 11/01/46
11/26 at 100.00 Aa2 2,066,886
1,016 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 N/R 931,509
875 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R 907,708
1,400 South Sloan?s Lake Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Refunding & Improvement Series 2019, 4.000%,
12/01/39 - AGM Insured
12/29 at 100.00 Baa3 1,510,488
1,650 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40
12/25 at 103.00 N/R 1,710,159
500 Tallman Gulch Metropolitan District,  Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement
Bonds,Subordinate Limited Tax General Obligation Bonds, Series
2018A, 5.250%, 12/01/47
12/22 at 103.00 N/R 517,100
Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Series 2019A:
1,500 5.000%, 12/01/39 9/24 at 103.00 N/R 1,537,755
1,000 5.000%, 12/01/49 9/24 at 103.00 N/R 1,014,130
1,889 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 AA 1,846,668

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2022
322
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Velocity Metropolitan District 3, In the City of Aurora,
Colorado, Limited Tax General Obligation Bonds, Series
2019:
$ 500 5.125%, 12/01/34 12/23 at 103.00 N/R $ 523,320
3,820 5.375%, 12/01/39 12/23 at 103.00 N/R 3,999,158
1,600 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 0.000%, 12/01/50 (5)
12/23 at 81.31 N/R 1,110,928
2,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
12/23 at 103.00 N/R 2,010,060
1,500 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R 1,513,905
1,000 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 1,014,370
2,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51
9/26 at 103.00 N/R 1,675,220
500 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
9/24 at 103.00 N/R 512,415
1,856 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2020B-2, 7.500%, 12/15/40
12/25 at 103.00 N/R 1,808,097
116,603 Total Colorado 117,035,877
Connecticut - 0.3%
200 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
5/22 at 100.00 Caa1 200,022
100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project,
Series 2016A, 5.000%, 9/01/46, 144A
9/26 at 100.00 BB 103,429
2,025 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A, 3.000%, 7/01/39 - AGM Insured
7/29 at 100.00 A2 1,983,325
1,040 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A, 5.000%, 5/01/41
5/31 at 100.00 AA- 1,208,990
1,000 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017,
5.000%, 4/01/39, 144A
4/27 at 100.00 N/R 1,087,720
4,365 Total Connecticut 4,583,486
Delaware - 0.2%
Delaware Health Facilities Authroity, Revenue Bonds,
Beebe Medical Center Project, Series 2018:
1,000 4.375%, 6/01/48 12/28 at 100.00 BBB 1,059,180
1,500 5.000%, 6/01/48 12/28 at 100.00 BBB 1,663,125
35 Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds,
Collegiate Housing Foundation - Dover LLC Delaware State University
Project, Series 2018A, 5.000%, 7/01/48
1/28 at 100.00 BB- 36,540
2,535 Total Delaware 2,758,845
District of Columbia - 0.5%
65 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call A- 68,823

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
$ 275 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/35
10/29 at 100.00 Baa2 $ 290,873
415 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/26, (AMT)
No Opt. Call A+ 457,936
Washington Convention and Sports Authority, Washington
D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien
Series 2021A:
505 4.000%, 10/01/35 10/30 at 100.00 A+ 554,535
1,265 4.000%, 10/01/39 10/30 at 100.00 A+ 1,379,470
Washington Convention and Sports Authority, Washington
D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien
Series 2021B:
370 4.000%, 10/01/33 10/30 at 100.00 A+ 406,941
430 4.000%, 10/01/34 10/30 at 100.00 A+ 472,678
185 4.000%, 10/01/35 10/30 at 100.00 A+ 203,147
825 4.000%, 10/01/36 10/30 at 100.00 A+ 904,992
1,000 4.000%, 10/01/37 10/30 at 100.00 A+ 1,094,750
625 4.000%, 10/01/38 10/30 at 100.00 A+ 683,125
1,005 4.000%, 10/01/39 10/30 at 100.00 A+ 1,095,942
6,965 Total District of Columbia 7,613,212
Florida - 11.0%
3,105 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Healthcare Project, Series 2007A, 1.220%,
12/01/37 (3-Month LIBOR*0.67% reference rate + 0.870% spread) (9)
5/22 at 100.00 A3 3,014,055
570 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Phases 3 and 4 Sub-Assessment Area One Project,
Series 2021, 4.000%, 5/01/51
5/34 at 100.00 N/R 555,716
1,000 Ave Maria Stewardship Community District, Florida, Bond Anticipation
Notes, Phase 4 Master Improvements Project, Series 2021, 3.500%,
5/01/26, 144A
5/23 at 100.00 N/R 956,970
1,000 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021, 3.750%,
5/01/41
5/31 at 100.00 N/R 947,100
500 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 3 Master Improvements Project, Series 2021,
4.000%, 5/01/52, 144A
5/32 at 100.00 N/R 482,170
485 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2021 Project Series 2021,
4.000%, 5/01/52, 144A
5/31 at 100.00 N/R 472,788
1,000 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%,
5/01/51, 144A
5/31 at 100.00 N/R 971,480
335 Bay Laurel Center Community Development District, Marion County,
Florida, Special Assessment Bonds, Refunding Indigo Series 2016,
4.125%, 5/01/31
5/27 at 100.00 N/R 339,392
1,000 Beaumont Communit Development District 1, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019 A-1, 5.625%, 11/01/49, 144A
11/29 at 100.00 N/R 1,072,900
Broward County, Florida, Port Facilities Revenue Bonds,
Series 2019B:
1,500 4.000%, 9/01/37, (AMT), (UB) (4) 9/29 at 100.00 A 1,567,290
2,500 4.000%, 9/01/39, (AMT), (UB) (4) 9/29 at 100.00 A 2,601,525
7,270 Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series
2022A, 4.000%, 10/01/47
10/31 at 100.00 N/R 7,854,145

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2022
324
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 240 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30, 144A
7/25 at 100.00 N/R $ 247,548
3,225 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020, 5.000%, 12/15/40, 144A
7/26 at 100.00 N/R 3,308,366
255 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
South Tech Schools Project, Series 2020A, 5.000%, 6/15/55, 144A
6/27 at 100.00 N/R 255,791
900 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021A, 5.000%, 6/01/56, 144A
6/31 at 100.00 N/R 916,488
1,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A, 5.250%, 7/01/49,
144A
1/29 at 100.00 N/R 1,035,470
100 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The
Florida Charter Educational Foundation, Inc. Projects, Series 2018A,
5.375%, 6/15/48, 144A
6/28 at 100.00 N/R 102,827
50 Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018, 6.100%, 8/15/38, 144A
8/28 at 100.00 N/R 53,524
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2021:
500 4.000%, 8/15/51, 144A 8/28 at 100.00 N/R 416,710
1,000 4.200%, 8/15/56, 144A 8/28 at 100.00 N/R 840,310
500 4.250%, 8/15/61, 144A 8/28 at 100.00 N/R 417,115
1,000 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund,
LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%, 7/01/56,
144A
7/31 at 100.00 N/R 1,020,700
1,892 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(6)
6/28 at 100.00 N/R 397,362
100 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School
Project, Series 2017A, 4.375%, 6/15/27, 144A
No Opt. Call N/R 101,724
500 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School
Project, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 N/R 517,355
1,000 Capital Trust Agency, Florida, Revenue Bonds, St. Johns Classical
Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A
6/30 at 100.00 N/R 850,610
100 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 5.000%, 10/15/47, 144A
10/27 at 100.00 Ba2 103,710
100 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/39, 144A
10/27 at 100.00 Ba2 104,865
195 Central Florida Expressway Authority, Revenue Bonds, Refunding Senior
Lien Series 2021, 4.000%, 7/01/37 - AGM Insured
7/31 at 100.00 AA 212,080
250 Centre Lake Community Development District, Miami Lakes, Florida,
Special Assessment Bonds, Series 2021, 4.000%, 5/01/52, 144A
5/31 at 100.00 N/R 243,530
1,500 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%,
10/01/49, (AMT), 144A
10/27 at 100.00 N/R 1,560,210
150 Copperspring Community Development District, Pasco County, Florida,
Special Assessment Bonds, Series 2019, 4.000%, 12/15/39
12/29 at 100.00 N/R 150,852
1,000 Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2018A, 5.100%, 5/01/48,
144A
5/28 at 100.00 N/R 1,042,330
500 Eden Hills Community Development District, Lake Alfred, Florida, Special
Assessment Revenue Bonds, Phase 1 Series 2020, 4.125%, 5/01/51
5/30 at 100.00 N/R 491,660

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Escambia County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Baptist Health Care Corporation Obligated, Series
2020A, 4.000%, 8/15/45 - AGM Insured, (UB) (4)
2/30 at 100.00 A2 $ 1,053,320
285 Fiddlers Creek Community Development District 2, Collier County,
Florida, Special Assessment Revenue Bonds, Refunding Series 2019,
5.000%, 5/01/35
5/29 at 100.00 N/R 313,471
100 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A, 4.750%,
7/15/36, 144A
7/26 at 100.00 N/R 102,285
1,250 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/40
6/27 at 100.00 BBB 1,352,100
500 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2012A, 6.125%,
6/15/43, 144A
6/22 at 100.00 N/R 502,415
100 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/40, 144A
9/27 at 100.00 N/R 104,749
500 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, River City Science Academy Projects, Series 2021A, 4.000%,
7/01/55
7/28 at 100.00 Baa3 463,765
1,510 Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2019, 5.000%,
5/01/29, (AMT), 144A
5/22 at 105.00 N/R 1,575,866
12,320 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 13,016,203
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project, Series 2019A:
1,150 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 5/22 at 102.00 N/R 1,155,681
10,100 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 5/22 at 103.00 N/R 10,125,048
2,120 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 5/22 at 103.00 N/R 2,123,922
Florida Development Finance Corporation, Healthcare
Facilties Revenue Bonds, Lakeland Regional Health
Systems, Series 2021:
1,585 4.000%, 11/15/35 11/31 at 100.00 A2 1,723,228
1,390 4.000%, 11/15/38 11/31 at 100.00 A2 1,506,079
1,255 4.000%, 11/15/39 11/31 at 100.00 A2 1,357,420
5,935 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/23), 144A
5/22 at 102.50 N/R 5,762,588
1,100 Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Jacksonville University Project, Series 2018A-1, 5.000%, 6/01/48, 144A
6/28 at 100.00 N/R 1,132,384
1,000 Greater Orlando Aviation Authority, Florida, Special Purpose Airport
Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013,
5.000%, 11/15/36, (AMT)
5/23 at 100.00 N/R 1,019,890
500 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1,
5.250%, 11/01/39, 144A
11/29 at 100.00 N/R 530,600
6,875 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa
General Hospital, Series 2020A, 3.500%, 8/01/55, (UB) (4)
2/31 at 100.00 Baa1 6,166,050
1,500 Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks
Rehabilitation, Series 2020, 4.000%, 11/01/45
11/29 at 100.00 A- 1,584,630

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2022
326
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A,
5.250%, 10/01/42
10/27 at 100.00 A1 $ 2,314,740
JEA, Florida, Water and Sewer System Revenue Bonds,
Series 2021A:
435 4.000%, 10/01/39 10/31 at 100.00 Aa3 479,561
2,140 3.000%, 10/01/40 10/31 at 100.00 Aa3 2,105,054
1,440 3.000%, 10/01/41 10/31 at 100.00 Aa3 1,411,589
165 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Lakewood Ranch South Project, Series 2016, 5.000%,
5/01/36
5/26 at 100.00 N/R 172,547
1,000 Magic Place Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2019, 4.500%, 5/01/51
5/30 at 100.00 N/R 974,620
Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida
Project, Series 2021B:
2,375 3.000%, 11/15/51 11/31 at 100.00 Baa1 1,919,166
3,615 4.000%, 11/15/51 11/31 at 100.00 Baa1 3,678,588
100 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 5.875%, 7/01/37, 144A
7/27 at 100.00 N/R 103,655
2,500 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 BBB+ 2,630,875
1,670 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2020A, 4.000%, 10/01/39
10/30 at 100.00 A- 1,756,523
Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2021A-2:
7,000 3.000%, 10/01/45 - AGM Insured 10/31 at 100.00 A3 6,662,600
13,705 3.000%, 10/01/50 - AGM Insured 10/31 at 100.00 N/R 12,695,901
2,845 Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009, 0.000%, 10/01/42
No Opt. Call N/R 1,258,059
1,195 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 3.000%, 10/01/40
4/31 at 100.00 A+ 1,159,102
145 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
5/22 at 100.00 N/R 145,113
1,500 Mirada II Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 1,440,120
Miramar, Florida, Special Obligation Revenue Bonds,
Taxable Refunding Series 2021:
3,255 2.343%, 10/01/33 10/31 at 100.00 AA- 3,031,512
1,765 2.443%, 10/01/34 10/31 at 100.00 AA- 1,644,009
2,395 2.543%, 10/01/35 10/31 at 100.00 AA- 2,229,577
2,590 2.743%, 10/01/37 10/31 at 100.00 AA- 2,401,966
1,000 2.793%, 10/01/38 10/31 at 100.00 AA- 925,750
160 North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2019,
4.500%, 5/01/40
5/29 at 100.00 N/R 164,352
1,000 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2021, 4.000%,
8/01/51
8/31 at 100.00 N/R 975,430
250 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding
Series 2022, 4.250%, 6/01/56
6/27 at 103.00 N/R 237,047

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 100 Pinellas County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, Drs. Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc., Project, Series 2019, 5.000%,
7/01/29
No Opt. Call N/R $ 106,009
Pompano Beach, Florida, Revenue Bonds, John Knox
Village of Florida Inc Project, Series 2021A:
890 4.000%, 9/01/51 9/27 at 103.00 N/R 861,529
1,530 4.000%, 9/01/56 9/27 at 103.00 N/R 1,450,532
420 Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2021, 2.850%, 5/01/31
No Opt. Call N/R 384,346
165 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019, 4.750%,
5/01/50
5/29 at 100.00 N/R 171,113
Sarasota National Community Development District,
Florida, Special Assessment Bonds, Refunding Series 2020:
1,000 3.500%, 5/01/31 5/30 at 100.00 N/R 1,003,690
1,135 4.000%, 5/01/39 5/30 at 100.00 N/R 1,143,547
500 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.250%, 5/01/53
5/31 at 100.00 N/R 501,470
1,560 Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A,
5.750%, 11/15/54
11/26 at 103.00 N/R 1,610,310
500 Spencer Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2019, 5.250%,
5/01/49
5/29 at 100.00 N/R 529,445
750 Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 2 Project 2021, Series 2021,
4.000%, 5/01/51
5/31 at 100.00 N/R 715,935
300 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call N/R 280,719
Tampa, Florida, Capital Improvement Cigarette Tax
Allocation Bonds, H. Lee Moffitt Cancer Center Project,
Series 2020A:
6,130 0.000%, 9/01/45 9/30 at 54.56 A+ 2,425,825
4,644 0.000%, 9/01/49 9/30 at 46.08 A+ 1,543,341
3,790 0.000%, 9/01/53 9/30 at 38.62 A+ 1,052,672
205 Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and
Research Institute, Series 2020B, 4.000%, 7/01/39
7/30 at 100.00 A- 214,436
2,000 Tampa-Hillsborough County Expressway Authority, Florida, Revenue
Bonds, Refunding Series 2017B, 4.000%, 7/01/42
7/28 at 100.00 A2 2,123,300
1,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R 937,540
500 Towne Park Community Development District, Florida, Special Assessment
Bonds, Area 3B Project, Series 2019, 4.625%, 5/01/50
5/30 at 100.00 N/R 514,620
1,420 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 3.000%, 5/01/41
5/31 at 100.00 N/R 1,241,265
Triple Creek Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2019A:
100 4.625%, 5/01/39 5/29 at 100.00 N/R 103,884
200 4.750%, 5/01/50 5/29 at 100.00 N/R 206,600
90 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Series 2019, 4.625%, 5/01/39
5/29 at 100.00 N/R 93,398

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2022
328
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 700 Windward Community Development District, Florida, Special Assessment
Bonds, Series 2020A-1, 4.500%, 5/01/51
5/30 at 100.00 N/R $ 701,855
174,271 Total Florida 160,333,199
Georgia - 1.8%
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
1,500 6.750%, 1/01/35 (6) 1/28 at 100.00 N/R 795,000
500 7.000%, 1/01/40 (6) 1/28 at 100.00 N/R 265,000
1,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40,
(AMT)
7/29 at 100.00 A+ 1,041,000
5,000 Atlanta, Georgia, General Obligation Bonds, Taxable Refunding Series
2021C, 2.388%, 12/01/34
12/31 at 100.00 N/R 4,683,100
Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia
Health Services Inc., Series 2021A:
4,000 3.000%, 2/15/51 2/31 at 100.00 N/R 3,416,400
7,500 4.000%, 2/15/51 2/31 at 100.00 A 7,818,525
7,000 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 BBB- 6,866,650
200 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/36
7/28 at 100.00 BBB+ 224,630
500 Municipal Electric Authority of Georgia, General Resolution Projects
Subordinated Bonds, Series 20188HH, 5.000%, 1/01/29
1/28 at 100.00 A- 570,080
27,200 Total Georgia 25,680,385
Guam - 0.5%
1,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/27
11/25 at 100.00 BB 1,086,470
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2021F. Forward Delivery:
185 5.000%, 1/01/30 No Opt. Call Ba1 209,029
185 5.000%, 1/01/31 No Opt. Call Ba1 211,446
435 4.000%, 1/01/36 1/31 at 100.00 Ba1 440,020
420 4.000%, 1/01/42 1/31 at 100.00 Ba1 422,075
1,700 Government of Guam, Hotel Occupancy Tax Revenue Bonds, Refunding
Series 2021A, 5.000%, 11/01/35
5/31 at 100.00 Ba1 1,933,495
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2021A:
610 2.699%, 10/01/26 No Opt. Call Baa2 577,103
550 3.189%, 10/01/29 No Opt. Call Baa2 510,823
600 3.339%, 10/01/30 No Opt. Call Baa2 558,366
620 3.489%, 10/01/31 No Opt. Call Baa2 579,570
490 3.839%, 10/01/36 10/31 at 100.00 Baa2 461,987
85 Guam Government, General Obligation Bonds, Series 2019, 5.000%,
11/15/31, (AMT)
5/29 at 100.00 BB- 91,280
6,880 Total Guam 7,081,664
Idaho - 0.4%
1,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/36
9/28 at 100.00 A- 1,140,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho (continued)
Idaho Health Facilities Authority, Revenue Bonds, Saint
Luke's Health System Project, Series 2021A:
$ 1,010 4.000%, 3/01/46 3/32 at 100.00 N/R $ 1,051,723
2,000 3.000%, 3/01/51 3/32 at 100.00 N/R 1,740,340
1,000 4.000%, 3/01/51 3/32 at 100.00 N/R 1,033,090
Idaho Housing and Finance Association, Grant and
Revenue Anticipation Bonds, Federal Highway Trust Funds,
Series 2021A:
645 4.000%, 7/15/38 7/31 at 100.00 A2 706,539
500 4.000%, 7/15/39 7/31 at 100.00 A2 545,925
6,155 Total Idaho 6,218,117
Illinois - 5.7%
500 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding
Series 2019, 5.250%, 3/01/41
3/28 at 100.00 N/R 498,785
1,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A- 1,114,770
1,335 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35
12/24 at 100.00 BB 1,404,647
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2012B:
1,000 5.000%, 12/01/34 12/22 at 100.00 Ba3 1,016,120
1,000 4.000%, 12/01/35 12/22 at 100.00 Ba3 1,008,160
3,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30
12/27 at 100.00 BB 3,525,893
1,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB 1,078,050
900 Chicago Greater Metropolitan Water Reclamation District, Illinois, General
Obligation Bonds, Limited Tax Capital Improvement Green Series
2021A, 4.000%, 12/01/46
12/31 at 100.00 N/R 957,636
2,000 Chicago Greater Metropolitan Water Reclamation District, Illinois, General
Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/31
12/26 at 100.00 AA 2,243,200
780 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/55, (UB) (4)
12/29 at 100.00 A+ 868,070
5,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA 5,367,850
7,500 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49, (UB) (4)
12/24 at 100.00 AA 8,051,775
100 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River
Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A
1/23 at 100.00 N/R 100,966
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2016C, 5.000%, 1/01/32
1/26 at 100.00 A 1,091,470
3,830 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016D, 5.000%, 1/01/47
1/27 at 100.00 A 4,169,568
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016G, 5.000%, 1/01/52
1/27 at 100.00 A 1,070,930
2,000 Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/30
No Opt. Call BBB- 2,210,100
Cook County, Illinois, General Obligation Bonds, Refunding
Series 2021A:
1,825 5.000%, 11/15/31 11/30 at 100.00 A2 2,141,948
1,200 5.000%, 11/15/32 11/30 at 100.00 A2 1,404,912
1,175 5.000%, 11/15/33 11/30 at 100.00 A2 1,371,601

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2022
330
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Cook County, Illinois, Sales Tax Revenue Bonds, Series
2021A:
$ 180 4.000%, 11/15/39 11/30 at 100.00 AA- $ 192,364
485 4.000%, 11/15/40 11/30 at 100.00 AA- 517,505
5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47
11/28 at 100.00 A3 5,261,400
485 Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A, 5.750%, 12/01/35, 144A
12/25 at 100.00 N/R 521,792
1,025 Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois Health
Services Facility Project, Series 2020, 4.000%, 10/01/50
10/30 at 100.00 BBB+ 1,070,602
6,810 Illinois Finance Authority, Local Government Program Revenue Bonds,
Maine Township High School District Number 207 Project, Series 2019,
4.000%, 12/01/36
12/29 at 100.00 Aa1 7,449,936
250 Illinois Finance Authority, Revenue Bonds, Acero Charter Schools, Inc.,
Series 2021, 4.000%, 10/01/42, 144A
10/31 at 100.00 BB+ 246,680
1,075 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 N/R 1,114,022
Illinois Finance Authority, Revenue Bonds, University of
Chicago, Refunding Series 2015A:
225 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) (4) 10/25 at 100.00 N/R (8) 247,214
25 5.000%, 10/01/46, (UB) (4) 10/25 at 100.00 AA- 27,134
4,400 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-4, 7.100%, 7/01/35
No Opt. Call BBB- 5,223,064
6,195 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-5, 7.350%, 7/01/35
No Opt. Call BBB- 7,208,316
5,000 Illinois State, General Obligation Bonds, Taxable Build America Bonds,
Series 2010-3, 6.725%, 4/01/35
No Opt. Call BBB- 5,673,600
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2022A:
855 0.000%, 12/15/35 12/31 at 90.33 BB+ 488,932
1,715 0.000%, 6/15/36 12/31 at 89.03 BB+ 954,655
1,715 0.000%, 6/15/37 12/31 at 86.57 BB+ 910,270
2,285 0.000%, 6/15/38 12/31 at 84.11 N/R 1,153,765
2,000 0.000%, 12/15/39 12/31 at 80.50 N/R 939,460
1,885 0.000%, 12/15/40 12/31 at 78.00 N/R 840,502
855 0.000%, 6/15/41 12/31 at 76.71 BB+ 369,651
730 0.000%, 12/15/41 12/31 at 75.58 BB+ 308,790
1,500 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 0.000%, 12/15/52 - BAM
Insured
No Opt. Call AA 405,420
2,500 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/37 -
NPFG Insured
No Opt. Call BB+ 1,342,225
430 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 N/R 425,640
85,020 Total Illinois 83,589,390
Indiana - 0.7%
1,420 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R 1,425,339

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 1,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 Baa1 $ 1,059,140
110 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
8/22 at 100.00 B- 110,745
1,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39,
(AMT)
11/30 at 100.00 B- 1,220,680
2,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/40
10/24 at 100.00 A+ 2,135,260
2,500 Indiana Health and Educational Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2006B-7, 5.000%, 11/15/46
11/26 at 100.00 Aa2 2,771,400
1,770 Northern Indiana Commuter Transportation District, Inidiana, Limited
Obligation Revenue Bonds, Series 2016, 5.000%, 7/01/35
7/26 at 100.00 AA- 1,961,638
9,800 Total Indiana 10,684,202
Iowa - 0.4%
1,000 Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint
Health,  Series 2016E, 4.000%, 8/15/46
2/26 at 100.00 A1 1,040,180
1,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 Ba2 1,005,450
1,250 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50,
(Mandatory Put 12/01/33)
12/22 at 103.00 BB- 1,303,900
17,580 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2, 0.000%,
6/01/65
6/31 at 25.58 N/R 2,269,402
20,830 Total Iowa 5,618,932
Kansas - 0.3%
990 Kansas Independent College Finance Authority, Educational Facilities
Revenue Bonds, Ottawa University Project, Series 2015, 7.000%,
6/01/45, 144A
6/22 at 103.00 N/R 1,024,303
Overland Park Development Corporation, Kansas,
Revenue Bonds, Convention Center Hotel, Refunding &
improvement Series 2019:
1,680 5.000%, 3/01/25 No Opt. Call BB- 1,691,542
1,500 5.000%, 3/01/44 3/29 at 100.00 BB- 1,476,630
500 5.000%, 3/01/49 3/29 at 100.00 BB- 489,520
4,670 Total Kansas 4,681,995
Kentucky - 0.8%
60 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project, Refunding
Series 2019, 4.000%, 2/01/35
2/30 at 100.00 BBB- 63,466
1,000 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 N/R 964,060
3,255 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A 2,832,208
1,000 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured, (UB) (4)
12/27 at 100.00 A2 1,137,560

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2022
332
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
$ 1,500 5.000%, 7/01/27 7/25 at 100.00 Baa2 $ 1,611,915
1,000 5.000%, 7/01/30 7/25 at 100.00 Baa2 1,071,960
2,500 Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie
State Project, Refunding Series 2016A, 5.000%, 9/01/36 - NPFG Insured
9/26 at 100.00 Baa1 2,753,425
1,000 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 122, Series 2019A, 4.000%, 11/01/34
11/28 at 100.00 A1 1,083,060
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R 887,370
12,315 Total Kentucky 12,405,024
Louisiana - 1.9%
2,785 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%,
12/01/34
12/29 at 100.00 BB 3,057,930
1,000 Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2021, 4.000%, 6/01/51
6/31 at 100.00 N/R 912,640
270 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 N/R 270,143
1,150 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/51, 144A
6/31 at 100.00 N/R 1,141,421
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Ochsner Clinic Foundation Project, Series 2020A:
5,355 3.000%, 5/15/47, (UB) (4) 5/30 at 100.00 A3 4,670,738
2,145 4.000%, 5/15/49, (UB) (4) 5/30 at 100.00 A3 2,244,142
500 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A
4/27 at 100.00 N/R 454,890
New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Taxable Refunding Series 2021:
2,000 2.839%, 6/01/41 - AGM Insured 6/31 at 100.00 BBB+ 1,665,100
1,500 2.939%, 6/01/45 - AGM Insured 6/31 at 100.00 BBB+ 1,204,770
2,160 New Orleans, Louisiana, Water Revenue Bonds, Taxable Refunding Series
2021, 2.889%, 12/01/41 - AGM Insured
12/31 at 100.00 BBB+ 1,856,995
4,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 4,732,320
500 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB- 592,540
725 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB- 859,183
1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 1,183,080
1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB- 1,078,950
1,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB- 968,330
780 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, North Oaks Health System Project, Refunding Series 2021,
4.000%, 2/01/39
2/31 at 100.00 N/R 821,754
27,870 Total Louisiana 27,714,926

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland - 1.0%
$ 2,840 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/39
9/27 at 100.00 CCC $ 2,882,117
200 Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43, 144A
7/30 at 102.00 N/R 212,166
145 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R 155,317
Maryland Department of Transportation, Special
Transportation Project Revenue Bonds, Baltimore/
Washington International Thurgood Marshall Airport,
Series 2021B:
205 4.000%, 8/01/37, (AMT) 8/31 at 100.00 A 215,559
230 4.000%, 8/01/38, (AMT) 8/31 at 100.00 A 241,436
275 4.000%, 8/01/39, (AMT) 8/31 at 100.00 A 288,183
685 4.000%, 8/01/40, (AMT) 8/31 at 100.00 A 716,647
685 4.000%, 8/01/41, (AMT) 8/31 at 100.00 A 715,572
7,950 Maryland Economic Development Corporation, Federal Lease Revenue
Bonds, SSA Baltimore Project, Taxable Series 2021, 3.997%, 4/01/34
1/34 at 100.00 Baa3 7,607,355
1,000 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
5/22 at 100.00 BB- 1,009,410
500 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 2.500%,
12/01/31 (6)
5/22 at 100.00 N/R 300,000
1,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 2.625%,
12/01/31 (6)
5/22 at 100.00 N/R 600,000
15,715 Total Maryland 14,943,762
Massachusetts - 1.5%
Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue,
Series 2017:
165 5.000%, 10/01/47, 144A 10/22 at 105.00 BB+ 175,365
1,000 5.000%, 10/01/57, 144A 10/22 at 105.00 BB+ 1,062,560
185 Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel
Lahey Health Issue, Series 2019K, 5.000%, 7/01/31
7/29 at 100.00 A3 214,848
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 Baa2 2,168,340
Massachusetts State, General Obligation Bonds,
Consolidated Loan, Series 2021B:
2,535 3.000%, 4/01/47 4/31 at 100.00 AA 2,345,002
9,025 3.000%, 4/01/48 4/31 at 100.00 N/R 8,310,581
7,720 3.000%, 4/01/49 4/31 at 100.00 AA 7,081,942
22,630 Total Massachusetts 21,358,638
Michigan - 1.2%
5,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
5/22 at 100.00 N/R 4,365,150
825 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/51, (AMT)
1/32 at 100.00 N/R 939,543
10,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 5.000%, 11/15/48
11/29 at 100.00 A 11,328,700

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2022
334
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 10,645 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R $ 1,287,938
26,470 Total Michigan 17,921,331
Minnesota - 0.8%
1,400 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.750%, 7/01/46
7/25 at 100.00 N/R 1,433,880
50 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 5.000%, 12/01/47, 144A
12/27 at 100.00 N/R 51,561
3,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.125%, 7/01/48
7/23 at 100.00 BB+ 3,080,280
2,000 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2015A, 5.000%, 11/15/44
11/25 at 100.00 A3 2,161,640
1,135 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40
12/25 at 100.00 Baa1 1,197,448
30 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/46
4/26 at 100.00 N/R 24,075
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2016A, 5.750%, 7/01/47, 144A
7/26 at 100.00 N/R 1,032,110
250 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 BB+ 260,437
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Math & Science Academy Charter School
Project, Series 2021A, 3.000%, 6/01/31, 144A
6/29 at 102.00 N/R 890,470
840 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%,
11/15/47
11/27 at 100.00 A3 933,853
10,705 Total Minnesota 11,065,754
Mississippi - 0.1%
1,000 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series
2019A, 4.250%, 10/15/49, (Mandatory Put 10/15/39), 144A
10/26 at 100.00 N/R 835,050
1,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%,
10/15/35
10/25 at 100.00 A- 1,091,040
2,000 Total Mississippi 1,926,090
Missouri - 0.8%
1,075 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
5.250%, 6/01/39
6/24 at 100.00 N/R 1,021,272
Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2021:
100 4.000%, 3/01/41 3/31 at 100.00 Ba1 103,362
315 3.000%, 3/01/46 3/31 at 100.00 Ba1 271,533
85 4.000%, 3/01/46 3/31 at 100.00 Ba1 87,095
4,940 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 3.000%, 6/01/53, (UB) (4)
6/30 at 100.00 A+ 4,207,793
965 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2016D, 3.400%, 11/01/46
11/25 at 100.00 AA+ 966,087

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 1,205 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017C, 3.300%, 12/01/47
2/27 at 100.00 AA+ $ 1,204,224
3,155 Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020, 5.000%, 10/01/45 - AGM Insured, (UB) (4)
10/30 at 100.00 A2 3,615,662
11,840 Total Missouri 11,477,028
Nevada - 0.8%
2,000 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2019B, 3.000%, 6/15/36 - AGM Insured
6/29 at 100.00 A1 1,990,960
4,000 Clark County, Nevada, General Obligation Bonds, Las Vegas Convention
& Visitors Authority Convention Center Expansion, Limited Tax Series
2019C, 3.000%, 7/01/38
7/29 at 100.00 AA+ 3,962,440
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R 1,948,580
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Series 2017:
220 5.875%, 12/15/27, (AMT), 144A No Opt. Call N/R 235,290
165 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R 166,155
1,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R 888,290
225 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 5.000%, 12/15/38, 144A
12/25 at 100.00 BB 236,358
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 814 Summerlin Village 21& 24A,
Series 2019:
175 4.000%, 6/01/39 6/29 at 100.00 N/R 176,845
740 4.000%, 6/01/49 6/29 at 100.00 N/R 726,909
100 Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series
2017A, 5.000%, 7/15/47, 144A
7/25 at 100.00 BB+ 105,049
815 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/49
12/28 at 100.00 N/R 839,263
Sparks, Nevada, Sales Tax Revenue Bonds, Tourism
Improvement District 1 Legends at Sparks Marina,
Refunding Senior Series 2019A:
30 2.500%, 6/15/24, 144A No Opt. Call Ba2 29,802
80 2.750%, 6/15/28, 144A No Opt. Call Ba2 77,875
11,550 Total Nevada 11,383,816
New Hampshire - 0.3%
1,712 National Finance Authority, New Hampshire, Municipal Certificates Series
2020-1 Class A, 4.125%, 1/20/34
No Opt. Call BBB 1,828,744
1,000 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42,
(AMT), 144A
7/23 at 100.00 B 1,011,040
865 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020A, 3.625%, 7/01/43,
(Mandatory Put 7/02/40), 144A
7/25 at 100.00 B 824,310

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2022
336
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Hampshire (continued)
$ 1,450 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45,
(AMT), (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B $ 1,403,296
50 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/34
2/28 at 100.00 A 57,224
5,077 Total New Hampshire 5,124,614
New Jersey - 2.0%
Delaware River Port Authority, New Jersey and
Pennsylvania, Revenue Bonds, Series 2018A:
3,500 5.000%, 1/01/39 1/29 at 100.00 A+ 4,031,335
735 5.000%, 1/01/40 1/29 at 100.00 A+ 845,529
445 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.125%,
7/01/29
7/27 at 100.00 BB+ 445,654
New Jersey Health Care Facilities Authority, Revenue
Bonds, Atlanticare Health System Obligated Group Issue,
Series 2021:
2,000 3.000%, 7/01/39 7/31 at 100.00 AA- 1,869,280
1,790 3.000%, 7/01/51 7/31 at 100.00 AA- 1,606,812
New Jersey Transportation Trust Fund Authority,
Transportation Program Bonds, Series 2022BB:
375 4.000%, 6/15/38 12/31 at 100.00 N/R 388,924
11,000 3.000%, 6/15/50 12/31 at 100.00 N/R 9,257,930
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Forward Delivery Series
2022A:
710 4.000%, 6/15/38 , (WI/DD, Settling 4/27/22) 6/32 at 100.00 BBB 734,743
890 4.000%, 6/15/39 , (WI/DD, Settling 4/27/22) 6/32 at 100.00 BBB 919,308
800 4.000%, 6/15/40 , (WI/DD, Settling 4/27/22) 6/32 at 100.00 BBB 823,408
735 4.000%, 6/15/41 , (WI/DD, Settling 4/27/22) 6/32 at 100.00 BBB 752,706
600 4.000%, 6/15/42 , (WI/DD, Settling 4/27/22) 6/32 at 100.00 BBB 613,158
4,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
6/24 at 100.00 BBB 4,223,120
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/50
12/28 at 100.00 BBB 1,091,860
1,620 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 4.000%, 6/15/36
6/31 at 100.00 BBB 1,689,741
30,200 Total New Jersey 29,293,508
New Mexico - 0.1%
1,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R 957,480
New York - 16.2%
2,000 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009,
0.000%, 7/15/33
No Opt. Call Ba1 1,309,440
2,015 Build New York City Resource Corporation, New York, Revenue Bonds,
Children's Aid Society Project, Series 2015. BUILD NYC CHILDRENS AID
SOCIETY, 5.000%, 7/01/40
7/25 at 100.00 A+ 2,178,235
325 Build New York City Resource Corporation, New York, Revenue Bonds,
New World Preparatory Charter School Project, Series 2021A, 4.000%,
6/15/31
No Opt. Call N/R 333,548

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 2,160 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R $ 2,313,403
3,445 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 N/R 3,150,590
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020C-1:
1,000 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R 967,480
3,490 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R 3,205,111
1,000 Build NYC Resource Corporation, Revenue Bonds, Shefa School, Series
2021A, 5.000%, 6/15/51, 144A
6/31 at 100.00 N/R 1,061,230
4,750 Dormitory Authority of the State of New York, General Revenue Bonds,
New York University, Series 2021A, 2.084%, 7/01/29
No Opt. Call N/R 4,378,028
Dormitory Authority of the State of New York, Revenue
Bonds, State University Dormitory Facilities, Series 2021A:
7,445 2.284%, 7/01/30 No Opt. Call N/R 6,865,034
2,485 2.384%, 7/01/31 No Opt. Call N/R 2,287,368
2,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/39
2/30 at 100.00 Aa2 2,647,725
3,225 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021E, 3.000%, 3/15/51
3/32 at 100.00 N/R 2,890,309
525 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding Series
2020B, 4.760%, 2/01/27
No Opt. Call N/R 531,111
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
2,000 4.450%, 2/01/41 2/30 at 100.00 A2 1,827,880
1,000 4.600%, 2/01/51 2/30 at 100.00 A2 887,660
1,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call BBB+ 1,278,980
800 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2021, 3.000%, 9/01/40
9/31 at 100.00 N/R 751,896
4,810 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 4.000%, 11/15/40
5/30 at 100.00 BBB+ 4,941,842
1,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%,
11/15/50, (UB) (4)
5/30 at 100.00 BBB+ 1,090,270
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
5/30 at 100.00 BBB+ 5,451,350
7,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2021A-1, 4.000%, 11/15/46
5/31 at 100.00 BBB+ 7,676,700
400 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann?s Community Project, Series 2019, 5.000%, 1/01/50
1/26 at 103.00 N/R 398,776
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
600 3.000%, 1/01/35 - AGM Insured 1/31 at 100.00 BBB 569,658
1,250 3.000%, 1/01/36 - AGM Insured 1/31 at 100.00 BBB 1,182,925

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2022
338
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee
Stadium Project, Series 2020A:
$ 3,500 4.000%, 3/01/45 9/30 at 100.00 Baa1 $ 3,666,355
2,725 3.000%, 3/01/49 9/30 at 100.00 Baa1 2,288,564
1,190 3.000%, 3/01/49 - AGM Insured, (UB) (4) 9/30 at 100.00 BBB+ 1,026,018
7,875 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2021
Series CC-1, 4.000%, 6/15/51
6/31 at 100.00 N/R 8,321,985
New York City Municipal Water Finance Authority, New
York, Water and Sewer System Second General Resolution
Revenue Bonds, Fiscal 2022 Series BB-1:
6,470 3.000%, 6/15/44 - BAM Insured 12/31 at 100.00 N/R 6,137,897
11,040 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series CC-1, 5.000%, 6/15/52
12/31 at 100.00 N/R 12,677,342
2,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43
1/26 at 100.00 Aa3 2,173,540
2,930 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 4.000%,
11/01/45
11/29 at 100.00 N/R 3,041,223
3,285 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 4.000%, 2/01/46
2/31 at 100.00 Aa1 3,415,579
2,500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries C-1, 4.000%,
2/01/51
2/32 at 100.00 N/R 2,598,925
1,400 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Lincoln Center for the Performing Arts, Series 2020A, 4.000%, 12/01/33
12/30 at 100.00 A3 1,537,298
1,500 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
A-1, 5.000%, 8/01/37, (UB) (4)
8/26 at 100.00 AA- 1,656,060
1,200 New York City, New York, General Obligation Bonds, Fiscal 2019 Series
D-1, 5.000%, 12/01/40
12/28 at 100.00 AA- 1,360,332
1,405 New York City, New York, General Obligation Bonds, Fiscal 2021 Series D,
2.223%, 8/01/35
No Opt. Call AA- 1,193,407
1,120 New York City, New York, General Obligation Bonds, Fiscal 2021 Series E,
1.623%, 8/01/28
No Opt. Call AA- 1,023,770
2,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 2,095,140
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 7 World Trade Center Project,
Refunding Green Series 2022A-CL2:
1,355 3.250%, 9/15/52 3/30 at 100.00 N/R 1,244,080
545 3.500%, 9/15/52 3/30 at 100.00 N/R 517,755
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
13,240 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 N/R 12,178,417
8,930 4.000%, 2/15/43 2/30 at 100.00 N/R 9,363,551
3,635 2.750%, 2/15/44 - BAM Insured 2/30 at 100.00 N/R 3,036,352

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York State Environmental Facilities Corporation, State
Revolving Funds Revenue Bonds, 2010 Master Financing
Program, Green Series 2021B:
$ 300 4.000%, 8/15/46 2/32 at 100.00 N/R $ 326,976
450 4.000%, 8/15/51 2/32 at 100.00 N/R 489,384
New York State Thruway Authority, State Personal Income
Tax Revenue Bonds, Series 2021A-1:
10,000 4.000%, 3/15/43 3/31 at 100.00 N/R 10,615,100
4,375 3.000%, 3/15/51 3/31 at 100.00 AA+ 3,912,606
2,500 4.000%, 3/15/54 3/31 at 100.00 AA+ 2,619,225
2,500 4.000%, 3/15/55 3/31 at 100.00 N/R 2,617,275
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020C:
1,085 4.000%, 3/15/42 9/30 at 100.00 Aa2 1,141,225
3,500 5.000%, 3/15/47 9/30 at 100.00 N/R 3,963,050
7,500 3.000%, 3/15/48 9/30 at 100.00 Aa2 6,766,125
2,730 5.000%, 3/15/50 9/30 at 100.00 N/R 3,086,319
11,700 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020E, 4.000%, 3/15/43
3/30 at 100.00 N/R 12,248,496
5,200 New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Empire Series 2021A, 4.000%, 3/15/43
9/31 at 100.00 N/R 5,470,140
2,500 New York State, General Obligation Bonds, Taxable Refunding Series
2019B, 2.700%, 2/15/31
2/29 at 100.00 Aa2 2,410,100
180 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 BBB- 187,920
755 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/41, (AMT)
7/24 at 100.00 Baa3 790,040
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines, Inc.
John F Kennedy International Airport Project, Refunding
Series 2016:
3,060 5.000%, 8/01/26, (AMT) 4/22 at 100.00 B- 3,086,530
2,500 5.000%, 8/01/31, (AMT) 4/22 at 100.00 B- 2,521,675
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines, Inc.
John F Kennedy International Airport Project, Series 2020:
1,050 5.250%, 8/01/31, (AMT) 8/30 at 100.00 B- 1,145,182
555 5.375%, 8/01/36, (AMT) 8/30 at 100.00 B- 629,326
615 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2021, 2.250%, 8/01/26, (AMT)
No Opt. Call B 593,746
100 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A, 4.000%, 12/01/41, (AMT)
12/30 at 100.00 BBB 101,268
1,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 4.000%, 12/01/40
12/30 at 100.00 BBB 1,038,790
1,320 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call BB+ 1,370,424
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Second Series 2017, 5.000%, 10/15/36, (AMT)
4/27 at 100.00 A+ 1,115,170

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2022
340
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Third Series 2021:
$ 2,250 4.000%, 7/15/41, (AMT) 7/31 at 100.00 A+ $ 2,333,678
3,000 5.000%, 7/15/56, (AMT) 7/31 at 100.00 A+ 3,364,500
5,000 4.000%, 7/15/61, (AMT) 7/31 at 100.00 A+ 5,074,350
615 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R 77,035
4,525 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%, 1/01/28
- SYNCORA GTY Insured, 144A
No Opt. Call CC 4,477,080
2,225 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-1A, 5.000%, 5/15/51
11/31 at 100.00 N/R 2,564,135
1,870 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 N/R 1,976,852
4,360 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 AA+ 4,994,685
2,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 2,063,100
160 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of
Educational Excellence Project, Series 2019A, 5.000%, 10/15/39
10/29 at 100.00 N/R 169,139
234,050 Total New York 236,070,785
North Carolina - 0.5%
2,500 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 10/01/40
10/26 at 100.00 AA+ 2,772,100
415 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/41
9/28 at 103.00 BBB 430,824
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Refunding Series 2018:
1,000 5.000%, 1/01/32 - AGM Insured 1/29 at 100.00 BBB 1,160,460
1,000 5.000%, 1/01/33 - AGM Insured 1/29 at 100.00 BBB 1,154,720
1,305 5.000%, 1/01/34 - AGM Insured 1/29 at 100.00 BBB 1,502,512
6,220 Total North Carolina 7,020,616
Ohio - 2.2%
Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
Obligated Group, Refunding Series 2020:
175 4.000%, 11/15/35, (UB) (4) 11/30 at 100.00 Baa2 186,398
1,400 3.000%, 11/15/40, (UB) (4) 11/30 at 100.00 BBB+ 1,266,104
5,255 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 782,259
3,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ 3,012,300
8,810 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 9,174,646

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
Butler County Port Authority, Ohio, Public Infrastructure
Revenue Bonds, Liberty Center Project, Liberty Community
Authority, Series 2014C:
$ 1,000 5.750%, 12/01/34 12/22 at 100.00 N/R $ 980,550
1,000 6.000%, 12/01/43 12/22 at 100.00 N/R 975,070
2,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health, Series
2016, 5.000%, 11/15/45
11/26 at 100.00 A3 2,217,120
Cleveland, Ohio, General Obligation Bonds, Various
Purpose Refunding Series 2021A:
515 3.000%, 12/01/32 6/30 at 100.00 A1 525,104
515 3.000%, 12/01/33 6/30 at 100.00 A1 524,311
645 3.000%, 12/01/34 6/30 at 100.00 A1 655,856
100 3.000%, 12/01/35 6/30 at 100.00 A1 100,852
1,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 N/R 1,051,460
300 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 375
3,500 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 B- 3,639,790
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call N/R 932,780
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B,
3.625%, 10/01/33 (6)
No Opt. Call N/R 1,250
3,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C,
3.950%, 11/01/32 (6)
No Opt. Call N/R 3,750
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007B, 2.500%,
11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call Baa2 979,500
750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3 809,040
1,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2020A, 3.000%, 1/15/45
1/30 at 100.00 N/R 899,090
3,085 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (6)
No Opt. Call N/R 3,856
2,765 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R 3,456
1,000 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2010B, 4.375%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R 1,002,600
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R 981,680
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R 1,051,800
45,815 Total Ohio 31,760,997

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2022
342
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma - 0.1%
Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B:
$ 1,500 5.500%, 8/15/52 8/28 at 100.00 BB+ $ 1,626,315
500 5.500%, 8/15/57 8/28 at 100.00 BB+ 542,105
2,000 Total Oklahoma 2,168,420
Oregon - 0.8%
415 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/40
10/30 at 100.00 BBB+ 474,578
12,620 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 3.000%, 7/01/51
1/32 at 100.00 N/R 11,377,056
13,035 Total Oregon 11,851,634
Pennsylvania - 3.7%
980 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R 1,109,556
180 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 Ba3 196,589
175 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien,
Series 2018, 5.125%, 5/01/32, 144A
5/28 at 100.00 N/R 191,772
1,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3 1,069,640
2,000 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47, (Mandatory Put 4/01/21)
4/31 at 100.00 N/R 1,761,740
1,500 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB 1,685,805
240 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2019B,
5.000%, 7/01/31
7/29 at 100.00 A 280,798
200 Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Indiana Regional Medical Center, Series 2014A, 5.000%, 6/01/22
No Opt. Call Ba3 200,900
385 Lehigh County Industrial Development Authority, Charter School Revenue
Bonds, Seven Generations Charter School, Series 2021A, 4.000%,
5/01/51
5/30 at 100.00 BB 353,353
690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R 690,952
690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R 690,952
1,450 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R 1,363,652
1,000 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38
9/25 at 100.00 CCC 685,860

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority,
Parking System Revenue Bonds, Capitol Region Parking
System, Junior Guaranteed Series 2013B:
$ 995 0.000%, 1/01/45 - BAM Insured No Opt. Call A2 $ 405,492
945 0.000%, 1/01/46 - BAM Insured No Opt. Call A2 367,945
1,025 0.000%, 1/01/47 - BAM Insured No Opt. Call A2 381,946
Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015:
2,500 5.000%, 12/31/34, (AMT) 6/26 at 100.00 BBB 2,666,800
3,000 5.000%, 12/31/38, (AMT) 6/26 at 100.00 BBB 3,193,500
2,375 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Drexel University, Refunding Series 2017, 5.000%, 5/01/33
11/27 at 100.00 A- 2,672,920
5,000 Pennsylvania State, General Obligation Bonds, First Series 2021, 3.000%,
5/15/34
5/31 at 100.00 A+ 4,915,550
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2021A:
1,110 4.000%, 12/01/38 12/31 at 100.00 A3 1,168,730
1,250 4.000%, 12/01/39 12/31 at 100.00 A3 1,313,850
4,475 4.000%, 12/01/46 12/31 at 100.00 A3 4,637,264
850 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Electrical & Technology Charter
School, Series 2021A, 4.000%, 6/01/56
6/31 at 100.00 BB 788,741
500 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Performing Arts: A String Theory
Charter School, Series 2020, 5.000%, 6/15/50, 144A
6/28 at 100.00 BB+ 526,940
1,500 Philadelphia Authority for Industrial Development, Pennsylvania, City
Service  Agreement Revenue Bonds, Series 2018, 5.000%, 5/01/38
5/28 at 100.00 A- 1,711,590
550 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%,
6/15/50, 144A
12/27 at 100.00 N/R 553,701
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B:
490 4.875%, 12/15/35, 144A 12/27 at 100.00 N/R 491,049
500 5.125%, 12/15/44, 144A 12/27 at 100.00 N/R 498,960
1,560 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/32
7/27 at 100.00 Ba1 1,707,935
Philadelphia School District, Pennsylvania, General
Obligation Bonds, Series 2021A:
3,335 4.000%, 9/01/39 9/31 at 100.00 N/R 3,599,299
2,335 4.000%, 9/01/40 9/31 at 100.00 N/R 2,511,853
3,335 4.000%, 9/01/41 9/31 at 100.00 N/R 3,576,520
2,235 4.000%, 9/01/46 9/31 at 100.00 N/R 2,361,948
State Public School Building Authority, Pennsylvania,
College Revenue Bonds, Allegheny County Community
College, Series 2020:
1,215 4.000%, 3/01/35 - BAM Insured 3/30 at 100.00 A3 1,317,595
1,320 4.000%, 3/01/37 - BAM Insured 3/30 at 100.00 A3 1,427,580
1,425 4.000%, 3/01/39 - BAM Insured 3/30 at 100.00 A3 1,536,563
54,315 Total Pennsylvania 54,615,840

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2022
344
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico - 3.9%
$ 8,500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R $ 9,276,390
735 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 784,510
3,570 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (6)
5/22 at 100.00 D 3,494,138
175 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 3.957%, 7/01/27 (6)
5/22 at 100.00 D 167,562
500 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA, 3.978%, 7/01/24 (6)
5/22 at 100.00 D 481,250
2,650 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX, 5.250%, 7/01/40 (6)
5/22 at 100.00 D 2,550,625
1,375 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ, 3.895%, 7/01/22 (6)
No Opt. Call N/R 1,297,656
100 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A,
4.123%, 7/01/43 (6)
7/23 at 100.00 D 99,749
2,265 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build
America Bond Series 2010EE, 4.044%, 7/01/32 (6)
5/22 at 100.00 D 2,214,037
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Series 2010BBB, 3.990%, 7/01/28 (6)
5/22 at 100.00 D 970,000
4,000 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2005L, 5.250%, 7/01/38 - AMBAC Insured
No Opt. Call N/R 4,071,320
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
16,720 0.000%, 7/01/46 7/28 at 41.38 N/R 5,130,365
5,000 0.000%, 7/01/51 7/28 at 30.01 N/R 1,113,150
6,000 5.000%, 7/01/58 7/28 at 100.00 N/R 6,394,140
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
1,437 5.250%, 7/01/23 No Opt. Call N/R 1,472,284
662 0.000%, 7/01/24 No Opt. Call N/R 604,286
1,433 5.375%, 7/01/25 No Opt. Call N/R 1,513,076
1,420 5.625%, 7/01/27 No Opt. Call N/R 1,552,475
1,397 5.625%, 7/01/29 No Opt. Call N/R 1,560,561
1,357 5.750%, 7/01/31 No Opt. Call N/R 1,548,718
1,656 0.000%, 7/01/33 7/31 at 89.94 N/R 958,734
1,287 4.000%, 7/01/33 7/31 at 103.00 N/R 1,259,318
1,156 4.000%, 7/01/35 7/31 at 103.00 N/R 1,119,355
992 4.000%, 7/01/37 7/31 at 103.00 N/R 956,206
1,349 4.000%, 7/01/41 7/31 at 103.00 N/R 1,286,553
1,403 4.000%, 7/01/46 7/31 at 103.00 N/R 1,326,178
7,568 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R 4,077,005
75,707 Total Puerto Rico 57,279,641
South Carolina - 1.3%
450 Hardeeville, South Carolina, Special Assessment Revenue Bonds, East
Argent Improvement District, Series 2021, 3.875%, 5/01/41, 144A
5/29 at 100.00 N/R 394,254
250 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-1, 5.000%, 12/01/31
12/23 at 100.00 N/R 253,882
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Hoese Creek Academy Project, Series 2021A,
5.000%, 11/15/55, 144A
11/26 at 100.00 N/R 953,090

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Lowcountry Leadership Charter School
Project, Series 2019A, 5.000%, 12/01/49, 144A
12/29 at 100.00 Baa3 $ 1,036,330
2,500 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series 2018,
5.000%, 11/01/48
5/28 at 100.00 AA- 2,809,025
250 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project, Series
2021A, 8.750%, 7/01/25
4/22 at 100.00 N/R 250,068
1,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A- 1,098,270
10,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/52
6/32 at 100.00 N/R 10,478,400
1,000 South Carolina State Ports Authority, Revenue Bonds, Series 2018, 5.000%,
7/01/29, (AMT)
7/28 at 100.00 A+ 1,126,280
17,450 Total South Carolina 18,399,599
South Dakota - 0.3%
1,150 Lincoln County, South Dakota, Economic Development Revenue Bonds,
The Augustana College Association Project, Series 2021A, 4.000%,
8/01/51
8/31 at 100.00 BBB- 1,120,916
2,145 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc, Series 2020A, 3.000%, 9/01/45, (UB) (4)
9/30 at 100.00 A1 1,897,682
1,800 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc., Series 2020A, 4.000%, 9/01/50, (UB) (4)
9/30 at 100.00 A1 1,910,502
5,095 Total South Dakota 4,929,100
Tennessee - 0.8%
1,000 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, East Tennessee Children's Hospital, Series
2019, 5.000%, 11/15/37
2/29 at 100.00 A 1,137,040
1,000 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46
7/27 at 100.00 N/R 810,050
100 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge
Academy Charter School, Series 2017A, 0.000%, 6/15/47, 144A (6)
6/27 at 100.00 N/R 70,000
New Memphis Arena Public Building Authority, Memphis
and Shelby County, Tennessee, Local Government Public
Improvement Bonds, Capital Appreciation Series 2021:
1,300 0.000%, 4/01/33 4/31 at 96.48 AA 913,237
1,350 0.000%, 4/01/34 4/31 at 94.48 AA 912,101
1,375 0.000%, 4/01/37 4/31 at 88.01 AA 823,157
1,425 0.000%, 4/01/39 4/31 at 83.61 AA 782,981
5,540 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Commodity Project,  Series 2021A, 5.000%, 5/01/52, (Mandatory Put
11/01/31)
8/31 at 100.85 A2 6,343,078
13,090 Total Tennessee 11,791,644
Texas - 5.1%
1,000 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50, 144A
10/31 at 100.00 N/R 987,650
1,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51
6/26 at 100.00 N/R 998,400

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2022
346
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Austin, Texas, Rental Car Special Facility Revenue Bonds,
Taxable Refunding Series 2021:
$ 500 1.027%, 11/15/26 - AGM Insured No Opt. Call A- $ 456,400
625 1.325%, 11/15/27 - AGM Insured No Opt. Call A- 566,900
500 1.710%, 11/15/29 - AGM Insured No Opt. Call A- 446,300
755 Bexar County, Texas, Venue Project Revenue Bonds, Taxable Refunding
Combined Venue Tax Series 2021, 3.031%, 8/15/41 - AGM Insured
8/31 at 100.00 A- 675,853
Carrollton-Farmers Branch Independent School District,
Dallas County, Texas, General Obligation Bonds, School
Building Series 2021:
195 3.000%, 2/15/37 2/30 at 100.00 AAA 200,487
175 3.000%, 2/15/38 2/30 at 100.00 AAA 177,777
150 3.000%, 2/15/39 2/30 at 100.00 AAA 152,150
120 3.000%, 2/15/40 2/30 at 100.00 AAA 121,538
1,000 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2021B, 4.000%, 1/01/40
1/31 at 100.00 Baa1 1,053,760
540 Eagle Pass, Texas, Combination Tax and Limited Pledge Revenue
Certificates of Obligation, Series 2021, 4.000%, 3/01/38 - AGM Insured
3/31 at 100.00 AA 596,430
50 Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series
2019, 4.250%, 8/15/49, 144A
8/27 at 100.00 N/R 50,332
100 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
7.000%, 9/15/45
9/25 at 100.00 N/R 100,115
Houston Community College System, Texas, General
Obligation Bonds, Taxable Refunding Limited Tax Series
2021B:
750 2.209%, 2/15/38 2/31 at 100.00 AA+ 643,253
750 2.259%, 2/15/39 2/31 at 100.00 AA+ 638,932
2,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 B 2,105,580
4,285 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvements Project, Refunding Series 2020C,
5.000%, 7/15/27, (AMT)
No Opt. Call B- 4,671,121
1,525 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Technical Operations Center Project, Series 2018, 5.000%,
7/15/28, (AMT)
No Opt. Call B 1,666,856
2,700 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%,
7/01/27, (AMT)
No Opt. Call B- 2,942,190
400 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41, (AMT)
7/29 at 100.00 B- 390,260
7,800 Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2016B, 5.000%, 11/15/36
11/26 at 100.00 Aa2 8,689,980
1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014, 5.000%, 9/01/32
9/24 at 100.00 A 1,057,810
225 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 1 Project, Series 2019,
4.875%, 9/01/44, 144A
9/29 at 100.00 N/R 228,877

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Love Field Airport Modernization Corporation, Texas,
General Airport Revenue Bonds, Refunding Series 2021:
$ 3,130 4.000%, 11/01/38 - AGM Insured, (AMT) 11/31 at 100.00 A $ 3,239,894
3,700 4.000%, 11/01/39 - AGM Insured, (AMT) 11/31 at 100.00 A 3,823,284
Lower Colorado River Authority, Texas, Transmission
Contract Revenue Bonds, LCRA Transmission Services
Corporation Project, Refunding Series 2021:
1,660 5.000%, 5/15/39 5/30 at 100.00 A 1,922,662
2,625 5.000%, 5/15/40 5/30 at 100.00 A 3,038,018
375 5.000%, 5/15/41 5/30 at 100.00 A 433,436
500 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1 Project,
Series 2021, 4.125%, 9/01/41, 144A
9/31 at 100.00 N/R 464,545
Mesquite, Texas, Special Assessment Bonds, Iron Horse
Public Improvement District Project, Series 2019:
500 5.750%, 9/15/39, 144A 9/29 at 100.00 N/R 514,295
500 6.000%, 9/15/49, 144A 9/29 at 100.00 N/R 515,085
1,000 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
4/22 at 105.00 BB- 1,051,010
270 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (6),(7)
1/26 at 102.00 N/R 6,936
35 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R 31,531
230 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R 212,377
1,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 2.000%, 11/15/61
11/26 at 105.00 N/R 534,190
25 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series
2018A, 5.500%, 7/01/54
7/24 at 103.00 N/R 24,300
New Hope Cultural Education Facilities Finance
Corporation, Texas, Senior Living Revenue Bonds,
Sanctuary LTC LLC Project, Series 2021A-1:
7,735 5.250%, 1/01/42 1/28 at 103.00 N/R 7,034,982
7,360 5.500%, 1/01/57 1/28 at 103.00 N/R 6,589,629
145 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 CCC 125,062
2,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2019A, 5.000%, 1/01/38
1/29 at 100.00 A+ 2,315,940
3,500 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2021A, 3.000%, 1/01/50, (AMT), 144A
7/23 at 103.00 N/R 2,686,460
Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021:
2,030 4.000%, 10/01/46 4/32 at 100.00 N/R 2,183,651
5,500 5.000%, 10/01/51 4/32 at 100.00 N/R 6,596,205
100 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 N/R 100,832

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2022
348
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 100 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.500%, 9/01/39, 144A
9/29 at 100.00 N/R $ 104,063
Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Hendrick
Medical Center, Taxable Series 2021:
450 3.292%, 9/01/40 - AGM Insured 9/30 at 100.00 A2 420,700
350 3.422%, 9/01/50 - AGM Insured 9/30 at 100.00 A2 314,570
1,090 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2020A, 3.000%, 8/15/40
8/30 at 100.00 A3 1,022,791
74,055 Total Texas 74,925,399
Utah - 0.3%
250 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT), 144A (6)
12/27 at 100.00 N/R 188,713
1,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.250%, 7/01/48, (AMT)
7/28 at 100.00 A 1,107,080
1,000 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 N/R 903,400
1,000 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Providence Hall Projects, Refunding Serier 2021A, 4.000%, 10/15/51
10/31 at 100.00 Aa2 1,066,990
Utah Infrastructure Agency, Telecommunications Revenue
Bonds, Series 2021:
375 4.000%, 10/15/41 4/31 at 100.00 BBB- 388,346
500 3.000%, 10/15/45 4/31 at 100.00 BBB- 423,105
Vineyard Redevelopment Agency, Utah, Tax Increment
Revenue Bonds, Refunding Series 2021:
190 4.000%, 5/01/36 - AGM Insured 5/31 at 100.00 AA 207,564
280 4.000%, 5/01/38 - AGM Insured 5/31 at 100.00 AA 305,029
4,595 Total Utah 4,590,227
Virginia - 1.9%
355 Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 4.000%,
7/01/40
7/30 at 100.00 A+ 386,233
250 Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 5.400%,
3/01/45, 144A
3/25 at 100.00 N/R 256,538
5,000 Hampton Roads Transportation Accountability Commision, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2020A, 5.250%, 7/01/60
7/30 at 100.00 AA 5,836,600
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2021:
3,300 3.000%, 1/01/51 1/32 at 100.00 N/R 2,706,396
5,850 4.000%, 1/01/55 1/32 at 100.00 N/R 5,931,081
Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018:
1,100 5.000%, 9/01/37, 144A 9/27 at 100.00 N/R 1,131,460
975 4.500%, 9/01/45, 144A 9/27 at 100.00 N/R 976,911
1,000 5.000%, 9/01/45, 144A 9/27 at 100.00 N/R 1,026,110

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
Virginia Commonwealth Transportation Board, Interstate 81
Corridor Program Revenue Bonds, Senior Lien Series 2021:
$ 800 4.000%, 5/15/35 5/31 at 100.00 AA- $ 887,952
640 4.000%, 5/15/37 5/31 at 100.00 AA- 708,896
2,115 4.000%, 5/15/40 5/31 at 100.00 AA- 2,309,517
245 4.000%, 5/15/41 5/31 at 100.00 AA- 266,932
100 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A
4/28 at 112.76 N/R 105,279
Virginia Small Business Financing Authority, Revenue
Bonds, 95 Express Lanes LLC Project, Refunding Senior
Lien Series 2022:
1,095 4.000%, 1/01/48, (AMT) 1/32 at 100.00 N/R 1,112,246
2,500 5.000%, 12/31/52, (AMT) 12/32 at 100.00 N/R 2,772,275
1,470 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Taxable Senior Series 2020B-1, 12.000%, 10/01/50, 144A
10/30 at 127.60 N/R 1,947,250
26,795 Total Virginia 28,361,676
Washington - 1.6%
7,000 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2021A, 5.000%, 7/01/41
7/31 at 100.00 AA- 8,349,110
5,000 King County Housing Authority, Washington, Pooled Housing Revenue
Bonds, Refunding Series 2019, 3.000%, 11/01/39
11/29 at 100.00 AAA 5,004,800
1,615 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 A+ 1,793,312
1,070 Snohomish County Public Utility District 1, Washington, Generation
System Revenue Bonds, Series 2015, 5.000%, 12/01/45
12/25 at 100.00 AA- 1,165,626
530 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A (6)
1/28 at 100.00 N/R 344,500
245 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2019A,
7.500%, 1/01/32, (AMT), 144A (6)
1/28 at 100.00 N/R 159,250
150 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 0.000%, 1/01/33, (AMT), 144A (5),(6)
No Opt. Call N/R 112,813
100 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 0.000%, 1/01/27, 144A (5),(6)
No Opt. Call N/R 75,037
3,720 Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Refunding Series2021B. Exchange Purchase, 3.000%,
7/01/58
7/31 at 100.00 BBB- 3,000,478
200 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%,
7/01/45, 144A
7/25 at 100.00 N/R 213,290
1,000 Washington State Housing Finance Commission, Nonprofit Revenue
Bonds, Spokane International Academy Project, Series 2021A, 5.000%,
7/01/50, 144A
7/31 at 100.00 Ba2 1,054,410
1,855 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax,
Series 2017B, 5.000%, 8/01/40
8/26 at 100.00 AA+ 2,054,431
22,485 Total Washington 23,327,057

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2022
350
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia - 0.6%
$ 100 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A, 5.500%,
6/01/37, 144A
6/27 at 100.00 N/R $ 107,453
1,000 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 N/R 910,010
4,810 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2020, 5.000%,
7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B 5,031,404
1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%,
7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B 1,020,620
1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series
2019A, 5.000%, 9/01/30
9/29 at 100.00 Baa1 1,151,100
7,910 Total West Virginia 8,220,587
Wisconsin - 2.4%
2,500 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R 2,256,125
105 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A,
5.000%, 6/15/49, 144A
6/26 at 100.00 N/R 105,821
115 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 4.250%,
6/15/29, 144A
6/24 at 100.00 N/R 115,281
420 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Eno River Academy Project, Series 2020A, 4.000%, 6/15/30, 144A
No Opt. Call Ba1 423,196
150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/40, 144A
7/28 at 100.00 BB- 156,267
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Freedom Classical Academy Inc., Series
2020A:
100 5.000%, 1/01/42, 144A 1/28 at 100.00 N/R 101,537
230 5.000%, 1/01/56, 144A 1/28 at 100.00 N/R 230,550
250 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A,
5.625%, 7/01/45, 144A
7/25 at 100.00 N/R 260,827
100 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A, 5.500%,
6/15/37, 144A
6/27 at 100.00 N/R 93,117

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, First Tier Series 2018A-1:
$ 3 0.000%, 1/01/47, 144A (6) No Opt. Call N/R $ 76
3 0.000%, 1/01/48, 144A (6) No Opt. Call N/R 64
3 0.000%, 1/01/49, 144A (6) No Opt. Call N/R 61
2 0.000%, 1/01/50, 144A (6) No Opt. Call N/R 56
2 0.000%, 1/01/51, 144A (6) No Opt. Call N/R 53
3 0.000%, 1/01/52, 144A (6) No Opt. Call N/R 66
3 0.000%, 1/01/53, 144A (6) No Opt. Call N/R 63
3 0.000%, 1/01/54, 144A (6) No Opt. Call N/R 58
3 0.000%, 1/01/55, 144A (6) No Opt. Call N/R 55
3 0.000%, 1/01/56, 144A (6) No Opt. Call N/R 52
160 0.000%, 7/01/56, 144A (6) 3/28 at 100.00 N/R 103,150
3 0.000%, 1/01/57, 144A (6) No Opt. Call N/R 55
3 0.000%, 1/01/58, 144A (6) No Opt. Call N/R 52
3 0.000%, 1/01/59, 144A (6) No Opt. Call N/R 49
3 0.000%, 1/01/60, 144A (6) No Opt. Call N/R 46
3 0.000%, 1/01/61, 144A (6) No Opt. Call N/R 43
3 0.000%, 1/01/62, 144A (6) No Opt. Call N/R 41
3 0.000%, 1/01/63, 144A (6) No Opt. Call N/R 38
3 0.000%, 1/01/64, 144A (6) No Opt. Call N/R 37
3 0.000%, 1/01/65, 144A (6) No Opt. Call N/R 34
3 0.000%, 1/01/66, 144A (6) No Opt. Call N/R 35
35 0.000%, 1/01/67, 144A (6) No Opt. Call N/R 386
750 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 5.250%, 6/01/39, 144A
6/27 at 102.00 N/R 756,622
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 N/R 929,050
1,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A
8/28 at 100.00 N/R 937,740
1,000 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 N/R 963,850
Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Appalachian Regional Healthcare System
Obligated Group, Series 2021A:
185 5.000%, 7/01/38 1/31 at 100.00 BBB 210,456
375 5.000%, 7/01/41 1/31 at 100.00 BBB 423,472
Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project,
Refunding Series 2020A:
2,035 3.000%, 6/01/45, (UB) (4) 6/30 at 100.00 A+ 1,793,893
5,415 3.000%, 6/01/45 - AGM Insured, (UB) (4) 6/30 at 100.00 A+ 5,105,912
2,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A,
5.000%, 2/01/62 , (WI/DD, Settling 4/20/22)
2/32 at 100.00 N/R 2,091,562
Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B:
1,665 5.625%, 2/01/46, 144A , (WI/DD, Settling 4/20/22) 2/32 at 100.00 N/R 1,627,488
2,000 6.000%, 2/01/62, 144A , (WI/DD, Settling 4/20/22) 2/32 at 100.00 N/R 2,000,000
2,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%,
12/01/42, 144A
12/27 at 100.00 N/R 2,009,980
105 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48
9/28 at 100.00 N/R 84,691

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2022
352
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 2,715 Public Finance Authority of Wisconsin, Revenue Bonds, Bayhealth Medical
Center Project, Series 2021A, 3.000%, 7/01/50
1/32 at 100.00 N/R $ 2,389,254
500 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 6.950%, 7/01/38, 144A
7/28 at 100.00 N/R 439,885
Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project,
Series 2021:
1,100 4.000%, 7/01/36, (AMT) 7/28 at 100.00 N/R 1,056,011
1,750 4.000%, 7/01/41, (AMT) 7/31 at 100.00 N/R 1,623,965
200 Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful
Foundations Charter School WFCS Portfolio Projects, Senior Series
2021A-1, 5.000%, 1/01/56, 144A
1/31 at 100.00 N/R 196,778
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series 2018A-1:
180 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R 110,700
865 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 531,975
980 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49
1/28 at 100.00 N/R 602,700
2,000 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A
6/26 at 100.00 BBB- 2,069,840
1,100 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson
Preparatory Academy, Series 2019A, 5.000%, 6/15/49, 144A
6/26 at 100.00 N/R 1,145,936
1,210 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 Baa3 1,270,839
31 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Senior Series 2019A-1, 0.000%, 12/01/48,
144A (6)
12/28 at 100.00 N/R 15,216
220 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Gundersen Health System, Refunding Series 2021A, 3.000%,
10/15/37
10/31 at 100.00 AA- 214,601
36,604 Total Wisconsin 34,449,707
$ 1,527,013 Total Municipal Bonds (cost $1,513,192,757) 1,435,167,257
Shares Description (1) Value
COMMON STOCKS - 1.4%
Independent Power and Renewable Electricity Producers - 1.4%
329,146 Energy Harbor Corp (10),(11),(12) 19,954,476
Total Common Stocks (cost $7,119,140) 19,954,476
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
CORPORATE BONDS - 0.1%
Real Estate Management & Development - 0.1%
1,000 Benloch Ranch Improvement Association No 1, 144A 9.750% 12/01/39 N/R 1,031,105
295 Zilkha Biomass Selma LLC(6),(7) 10.000% 8/01/38 N/R 3
1,295 Total Real Estate Management & Development 1,031,108
$ 1,295 Total Corporate Bonds (cost $1,295,000) 1,031,108

Investments in Derivatives
Principal
Amount (000) Description (1)
Coupon
(13)
Reference
Rate (13) Spread (13) Maturity (14) Ratings (3) Value
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (13)
Hotels, Restaurants & Leisure - 0.0%
$ 13 Lombard Starwood Westin
Hotel Conference Center and
Hotel Project Revenue Bonds
Term Loan(cash 7.500%, PIK
7.500%)(15)
7.500% N/A N/A 12/31/23 N/R $ 13,076
$ 13 Total Variable Rate Senior Loan Interests (cost $13,076) 13,076
Total Long-Term Investments (cost $1,521,619,973) 1,456,165,917
Floating Rate Obligations - (3.3)% (47,955,000)
Other Assets Less Liabilities - 3.6% (16) 52,499,911
Net Assets - 100% $ 1,460,710,828
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Variation
Margin
Receivable/
(Payable)
U.S. Treasury 5-Year Note (3,143) 6/22 $ (367,343,780) $ (360,462,813) $ 6,880,967 $ (441,984)
U.S. Treasury 10-Year Note (1,029) 6/22 (130,304,822) (126,438,375) 3,866,447 (257,250)
U.S. Treasury Long Bond (212) 6/22 (32,854,607) (31,813,250) 1,041,357 (132,500)
U.S. Treasury Ultra Bond (392) 6/22 (72,468,213) (69,433,000) 3,035,213 (416,500)
Total $(602,971,422) $(588,147,438) $14,823,984 $ (1,248,234)
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(10) For fair value measurement disclosure purposes, investment classified as Level 2.
(11) Common Stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality Development Authority, Ohio,
Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear GenerationProject, Refunding Series 2008B, 3.625%,
10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
RefundingSeries 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generating Corporation Project, Series 2006A,3.000%, 5/15/19; Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33.
(12) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(13) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(14) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(15) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
March 31, 2022
354
(16) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-
traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Statement of Assets and Liabilities
March 31, 2022
See accompanying notes to financial statements.
355
High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
Assets
Long-term investments, at value
†‡
$ 27,658,183,565 $ 6,623,989,092 $ 1,456,165,917
Investments purchased with collateral from securities lending, at value (cost approximates value) 13,492,490 3,677,934 –
Short-term investments, at value
◊
484,427,678 80,000,000 –
Cash 151,423 – 37,069,280
Cash collateral at brokers for investments in futures contracts
(1)
26,878,136 14,968,574 8,236,596
Cash collateral at brokers for investments in swaps
(1)
1,940,000 – –
Cash collateral at broker for investments in inverse floating rate transactions
(1)
16,051,000 – 1,551,000
Unrealized appreciation on credit default swaps 3,896,579 – –
Receivable for interest 481,762,689 97,521,140 18,870,653
Receivable for investments sold 406,591,401 54,757,228 13,078,805
Receivable for shares sold 43,016,475 39,231,156 6,762,380
Other assets 10,476,668 520,127 123,849
Total assets 29,146,868,104 6,914,665,251 1,541,858,480
Liabilities
Cash overdraft – 55,807,212 –
Floating rate obligations 6,819,272,000 152,680,000 47,955,000
Credit default swaps premiums received 6,027,440 – –
Payable for collateral from securities lending 13,492,490 3,677,934 —
Payable for dividends 19,825,903 2,544,502 140,468
Payable for interest 16,162,854 313,697 102,955
Payable for investments purchased - regular settlement 441,382,605 6,954,729 12,631,542
Payable for investments purchased - when-issued/delayed-delivery settlement 162,137,976 96,703,699 11,520,649
Payable for shares redeemed 87,301,354 23,357,932 6,412,039
Payable for variation margin on futures contracts 3,655,891 2,166,359 1,248,234
Accrued expenses:
Management fees 8,892,444 2,787,512 595,564
Trustees fees 1,740,018 285,361 24,048
12b-1 distribution and service fees 2,564,391 362,377 69,810
Other 4,236,658 1,603,264 447,343
Total liabilities 7,586,692,024 349,244,578 81,147,652
Commitments and contingencies (as disclosed in Note 8)
Net assets $ 21,560,176,080 $ 6,565,420,673 $ 1,460,710,828
†
Long-term investments, cost $ 27,377,065,633 $ 6,683,607,457 $ 1,521,619,973
◊
Short-term investments, cost $ 484,427,678 $ 80,000,000 $ —
‡ Includes securities loaned of $ 13,167,712 $ 3,542,466 $ —

Statement of Assets and Liabilities
(continued)
See accompanying notes to financial statements.
356
High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
Class A Shares
Net Assets $ 7,898,025,584 $ 1,351,900,670 $ 235,488,657
Shares outstanding 466,016,061 134,293,344 21,921,305
Net asset value ("NAV") per share $ 16.95 $ 10.07 $ 10.74
Maximum sales charge 4.20% 2.50% 3.00%
Offering price per share (NAV per share plus maximum sales charge) $ 17.69 $ 10.33 $ 11.07
Class C Shares
Net Assets $ 1,341,333,639 $ 153,568,653 $ 32,845,617
Shares outstanding 79,239,626 15,235,517 3,058,932
NAV and offering price per share $ 16.93 $ 10.08 $ 10.74
Class R6 Shares
Net Assets $ 933,197,038 $ — $ —
Shares outstanding 54,996,901 — —
NAV and offering price per share $ 16.97 $ — $ —
Class I Shares
Net Assets $ 11,387,619,819 $ 5,059,951,350 $ 1,192,376,554
Shares outstanding 671,494,993 501,713,619 110,888,128
NAV and offering price per share $ 16.96 $ 10.09 $ 10.75
Fund level net assets consist of:
Capital paid-in $ 21,982,018,424 $ 6,791,242,749 $ 1,515,306,223
Total distributable earnings (loss) (421,842,344) (225,822,076) (54,595,395)
Fund level net assets $ 21,560,176,080 $ 6,565,420,673 $ 1,460,710,828
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01
(1)
Cash pledged to collateralize the net payment obligations for investments in derivatives and inverse floating rate transactions.

Statement of Operations
March 31, 2022
See accompanying notes to financial statements.
357
A
High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
Investment Income
Dividends $ 22,580 $ 265,941 $ —
Interest 1,293,538,806 234,918,326 45,624,164
Securities lending income, net 47,200 236,384 —
Total Investment Income 1,293,608,586 235,420,651 45,624,164
Expenses
Management fees 110,771,666 30,238,551 6,909,038
12b-1 service fees - Class A Shares 17,671,272 2,549,077 494,650
12b-1 distribution and service fees - Class C Shares 15,091,482 1,559,648 353,081
12b-1 distribution and service fees - Class C2 Shares
(1)
59,716 5,408 —
Shareholder servicing agent fees 7,873,077 2,101,247 744,915
Interest expense 46,290,781 1,518,845 342,330
Custodian expenses, net 884,078 478,847 163,766
Trustees fees 722,979 190,476 43,913
Professional fees 1,996,567 326,120 94,382
Shareholder reporting expenses 279,335 59,525 47,204
Federal and state registration fees 838,438 474,924 188,806
Other 126,365 51,376 31,521
Total expenses 202,605,756 39,554,044 9,413,606
Net investment income (loss) 1,091,002,830 195,866,607 36,210,558
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (34,205,687) (32,406,609) 7,924,482
Net realized gain (loss) from futures contracts 68,138,015 21,220,093 6,171,069
Net realized gain (loss) from swaps 3,019,451 72,420 19,232
Change in net unrealized appreciation (depreciation) of investments (1,374,583,660) (204,044,934) (117,334,325)
Change in net unrealized appreciation (depreciation) of futures contracts 37,249,339 10,197,068 11,739,903
Change in net unrealized appreciation (depreciation) of swaps 2,088,008 (48,221) (11,951)
Net realized and unrealized gain (loss) (1,298,294,534) (205,010,183) (91,491,590)
Net increase (decrease) in net assets from operations $ (207,291,704) $ (9,143,576) $ (55,281,032)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Statement of Changes in Net Assets
See accompanying notes to financial statements.

High Yield Short Duration High Yield
Year Ended
3/31/22
Year Ended
3/31/21
Year Ended
3/31/22
Year Ended
3/31/21
Operations
Net investment income (loss) $ 1,091,002,830 $ 1,007,730,051 $ 195,866,607 $ 167,785,346
Net realized gain (loss) from investments (34,205,687) (19,730,462) (32,406,609) (15,845,122)
Net realized gain (loss) from futures contracts 68,138,015 (70,749,104) 21,220,093 (10,311,357)
Net realized gain (loss) from swaps 3,019,451 5,360,010 72,420 361,573
Change in net unrealized appreciation (depreciation) of
investments (1,374,583,660) 1,750,748,208 (204,044,934) 240,198,625
Change in net unrealized appreciation (depreciation) of futures contracts 37,249,339 116,644,024 10,197,068 19,883,530
Change in net unrealized appreciation (depreciation) of swaps 2,088,008 2,723,453 (48,221) (135,739)
Net increase (decrease) in net assets from operations (207,291,704) 2,792,726,180 (9,143,576) 401,936,856
Distributions to Shareholders
Dividends:
Class A Shares (395,743,322) (357,547,979) (38,860,937) (37,645,217)
Class C Shares (55,496,416) (59,207,333) (3,525,564) (4,427,746)
Class C2 Shares
(1)
(327,987) (10,725,812) (20,906) (326,652)
Class R6 Shares (43,114,765) (44,324,724) – –
Class I Shares (578,981,717) (495,485,374) (153,557,711) (124,950,550)
Decrease in net assets from distributions to shareholders (1,073,664,207) (967,291,222) (195,965,118) (167,350,165)
Fund Share Transactions
Proceeds from sale of shares 8,094,318,841 7,878,917,738 3,975,256,269 2,013,128,175
Proceeds from shares issued to shareholders due to reinvestment of distributions 835,191,846 746,565,885 165,411,893 131,773,023
8,929,510,687 8,625,483,623 4,140,668,162 2,144,901,198
Cost of shares redeemed (6,921,988,505) (8,865,999,905) (2,081,434,222) (2,751,268,480)
Net increase (decrease) in net assets from Fund share transactions 2,007,522,182 (240,516,282) 2,059,233,940 (606,367,282)
Capital contribution from the adviser – 1,517,060 – 3,457,008
Net increase (decrease) in net assets 726,566,271 1,586,435,736 1,854,125,246 (368,323,583)
Net assets at the beginning of period 20,833,609,809 19,247,174,073 4,711,295,427 5,079,619,010
Net assets at the end of period $ 21,560,176,080 $ 20,833,609,809 $ 6,565,420,673 $ 4,711,295,427

See accompanying notes to financial statements.

Strategic Municipal Opportunities
Year Ended
3/31/22
Year Ended
3/31/21
Operations
Net investment income (loss) $ 36,210,558 $ 27,273,040
Net realized gain (loss) from investments 7,924,482 10,220,502
Net realized gain (loss) from futures contracts 6,171,069 (534,310)
Net realized gain (loss) from swaps 19,232 89,988
Change in net unrealized appreciation (depreciation) of investments (117,334,325) 61,770,282
Change in net unrealized appreciation (depreciation) of futures contracts 11,739,903 3,625,290
Change in net unrealized appreciation (depreciation) of swaps (11,951) (33,462)
Net increase (decrease) in net assets from operations (55,281,032) 102,411,330
Distributions to Shareholders
Dividends:
Class A Shares (10,183,254) (5,105,118)
Class C Shares (1,143,012) (547,737)
Class I Shares (51,470,054) (23,284,477)
Decrease in net assets from distributions to shareholders (62,796,320) (28,937,332)
Fund Share Transactions
Proceeds from sale of shares 726,084,303 783,286,860
Proceeds from shares issued to shareholders due to reinvestment of distributions 60,502,084 28,904,164
786,586,387 812,191,024
Cost of shares redeemed (447,479,858) (342,461,921)
Net increase (decrease) in net assets from Fund share transactions 339,106,529 469,729,103
Net increase (decrease) in net assets 221,029,177 543,203,101
Net assets at the beginning of period 1,239,681,651 696,478,550
Net assets at the end of period $ 1,460,710,828 $ 1,239,681,651
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Statement of Cash Flows
March 31, 2022
See accompanying notes to financial statements.
360
The following table provides a reconciliation of cash and cash collateral at brokers to the statement of assets and liabilities:
e
High Yield
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets from Operations $ (207,291,704)
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (7,766,435,148)
Proceeds from sale and maturities of investments 4,461,906,990
Proceeds from (Purchase of) short-term investments, net (482,939,507)
Proceeds from (Repayments of) collateral from securities lending (6,627,977)
Payment-in-kind distributions (1,850,741)
Premiums received (paid) for credit default swaps (1,634,375)
Amortization (Accretion) of premiums and discounts, net (44,810,729)
(Increase) Decrease in:
Receivable for interest (63,227,289)
Receivable for investments sold (330,738,747)
Receivable for variation margin on futures contracts 2,335,257
Other assets (7,768,981)
Increase (Decrease) in:
Payable for collateral from securities lending program 6,627,977
Payable for interest 4,420,310
Payable for investments purchased - regular settlement 399,372,332
Payable for investments purchased - when-issued/delayed-delivery settlement 146,571,170
Payable for variation margin on futures contracts 3,655,891
Accrued management fees 615,967
Accrued 12b-1 distribution and service fees (68,881)
Accrued Trustees fees 111,601
Accrued other expenses (1,217,359)
Net realized (gain) loss from investments 34,205,687
Net realized (gain) loss from paydowns (277,154)
Change in net unrealized (appreciation) depreciation of investments 1,374,583,660
Change in net unrealized (appreciation) depreciation of swaps (2,088,008)
Net cash from operating activities (2,482,569,758)
Cash Flows from Financing Activities
Proceeds from floating rate obligations 2,104,166,000
(Repayments of) floating rate obligations (1,048,102,000)
Cash distributions paid to common shareholders (236,887,734)
Proceeds from sales of shares 8,106,266,752
Cost of shares redeemed (6,876,567,840)
Net cash provided by (used in) financing activities 2,048,875,178
Net Increase (Decrease) in Cash and Cash Collateral at Brokers (433,694,580)
Cash and cash collateral at brokers at the beginning of period 478,715,139
Cash and cash collateral at brokers at the end of period $ 45,020,559
Supplemental Disclosure of Cash Flow Information
High Yield
Cash paid for interest
$ 38,390,845
Non-cash financing activities not included herein consists of reinvestments of share distributions 835,191,846
High Yield
Cash $ 151,423
Cash collateral at brokers for investments in futures contracts 26,878,136
Cash collateral at brokers for investments in swaps 1,940,000
Cash collateral at brokers for investments in inverse floating rate transactions 16,051,000
Total cash and cash collateral at brokers $ 45,020,559

Financial Highlights

High Yield
The Fund's fiscal year end is March 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 17.87 $ 0.83 $ (0.93) $ (0.10) $ (0.82) $ — $ (0.82) $ 16.95
2021 16.22 0.88 1.62 2.50 (0.85) — (0.85) 17.87
2020 17.42 0.84 (1.19) (0.35) (0.85) — (0.85) 16.22
2019 17.10 0.89 0.31 1.20 (0.88) — (0.88) 17.42
2018 16.73 0.88 0.39 1.27 (0.90) — (0.90) 17.10
Class
C
2022 17.85 0.68 (0.93) (0.25) (0.67) — (0.67) 16.93
2021 16.20 0.75 1.61 2.36 (0.71) — (0.71) 17.85
2020 17.41 0.70 (1.20) (0.50) (0.71) — (0.71) 16.20
2019 17.09 0.75 0.31 1.06 (0.74) — (0.74) 17.41
2018 16.71 0.75 0.39 1.14 (0.76) — (0.76) 17.09
Class
R6
2022 17.89 0.87 (0.93) (0.06) (0.86) — (0.86) 16.97
2021 16.23 0.92 1.62 2.54 (0.88) — (0.88) 17.89
2020 17.44 0.89 (1.21) (0.32) (0.89) — (0.89) 16.23
2019 17.11 0.93 0.32 1.25 (0.92) — (0.92) 17.44
2018 16.72 0.92 0.40 1.32 (0.93) — (0.93) 17.11
Class
I
2022 17.87 0.87 (0.93) (0.06) (0.85) — (0.85) 16.96
2021 16.22 0.92 1.61 2.53 (0.88) — (0.88) 17.87
2020 17.42 0.88 (1.19) (0.31) (0.89) — (0.89) 16.22
2019 17.10 0.92 0.32 1.24 (0.92) — (0.92) 17.42
2018 16.73 0.92 0.38 1.30 (0.93) — (0.93) 17.10
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expense
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
(0.79) % $ 7,898,026 0.92% 0.72% 4.55% 20%
15.62 8,064,891 0.96 0.74 5.17 18
(2.24) 6,514,930 1.19 0.74 4.70 21
7.25 6,402,945 1.12 0.75 5.20 20
7.68 5,256,581 0.98 0.76 5.14 17
(1.59) 1,341,334 1.72 1.52 3.75 20
14.67 1,449,724 1.76 1.54 4.39 18
(3.00) 1,425,926 1.99 1.54 3.90 21
6.40 1,231,745 1.92 1.55 4.40 20
6.88 1,071,845 1.78 1.56 4.35 17
(0.56) 933,197 0.69 0.49 4.79 20
15.86 774,499 0.73 0.51 5.44 18
(1.99) 1,821,590 0.96 0.51 4.96 21
7.54 26,045 0.89 0.52 5.45 20
8.00 9,771 0.74 0.52 5.35 17
(0.59) 11,387,620 0.72 0.52 4.75 20
15.87 10,487,347 0.76 0.54 5.37 18
(2.04) 9,128,343 0.99 0.54 4.90 21
7.48 10,101,476 0.92 0.55 5.40 20
7.87 8,852,628 0.78 0.56 5.35 17

Financial Highlights
(continued)
Short Duration High Yield
The Fund's fiscal year end is March 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 10.31 $ 0.32 $ (0.24) $ 0.08 $ (0.32) $ — $ (0.32) $ 10.07
2021 9.73 0.37 0.58 0.95 (0.37) — (0.37) 10.31
2020 10.34 0.37 (0.61) (0.24) (0.37) — (0.37) 9.73
2019 10.09 0.38 0.24 0.62 (0.37) — (0.37) 10.34
2018 9.87 0.39 0.20 0.59 (0.37) — (0.37) 10.09
Class
C
2022 10.32 0.24 (0.24) — (0.24) — (0.24) 10.08
2021 9.73 0.29 0.59 0.88 (0.29) — (0.29) 10.32
2020 10.35 0.28 (0.61) (0.33) (0.29) — (0.29) 9.73
2019 10.08 0.30 0.26 0.56 (0.29) — (0.29) 10.35
2018 9.87 0.31 0.19 0.50 (0.29) — (0.29) 10.08
Class
I
2022 10.33 0.34 (0.24) 0.10 (0.34) — (0.34) 10.09
2021 9.75 0.39 0.58 0.97 (0.39) — (0.39) 10.33
2020 10.36 0.39 (0.61) (0.22) (0.39) — (0.39) 9.75
2019 10.10 0.40 0.25 0.65 (0.39) — (0.39) 10.36
2018 9.88 0.41 0.20 0.61 (0.39) — (0.39) 10.10
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expense
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
0.62% $ 1,351,901 0.77% 0.75% 3.05% 38%
9.55 1,042,073 0.81 0.77 3.74 30
(2.10) 1,144,854 0.81 0.76 3.50 26
6.29 1,110,838 0.82 0.77 3.73 20
6.05 812,332 0.81 0.77 3.85 30
(0.18) 153,569 1.57 1.55 2.26 38
8.73 146,478 1.61 1.57 2.94 30
(2.97) 171,066 1.61 1.56 2.71 26
5.62 161,518 1.62 1.57 2.94 20
5.07 129,908 1.61 1.57 3.05 30
0.83 5,059,951 0.57 0.55 3.24 38
9.72 3,518,001 0.61 0.57 3.93 30
(1.93) 3,749,380 0.61 0.56 3.70 26
6.57 4,203,630 0.62 0.57 3.94 20
6.23 2,998,560 0.61 0.57 4.05 30

Financial Highlights
(continued)
Strategic Municipal Opportunities
The Fund's fiscal year end is March 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
n
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 11.55 $ 0.27 $ (0.61) $ (0.34) $ (0.28) $ (0.19) $ (0.47) $ 10.74
2021 10.68 0.29 0.89 1.18 (0.28) (0.03) (0.31) 11.55
2020 10.83 0.26 (0.07) 0.19 (0.29) (0.05) (0.34) 10.68
2019 10.23 0.35 0.54 0.89 (0.29) — (0.29) 10.83
2018 9.98 0.31 0.27 0.58 (0.33) — (0.33) 10.23
Class
C
2022 11.54 0.18 (0.61) (0.43) (0.18) (0.19) (0.37) 10.74
2021 10.67 0.20 0.89 1.09 (0.19) (0.03) (0.22) 11.54
2020 10.82 0.17 (0.07) 0.10 (0.20) (0.05) (0.25) 10.67
2019 10.22 0.27 0.53 0.80 (0.20) — (0.20) 10.82
2018 9.97 0.22 0.28 0.50 (0.25) — (0.25) 10.22
Class
I
2022 11.56 0.29 (0.61) (0.32) (0.30) (0.19) (0.49) 10.75
2021 10.69 0.31 0.89 1.20 (0.30) (0.03) (0.33) 11.56
2020 10.84 0.28 (0.07) 0.21 (0.31) (0.05) (0.36) 10.69
2019 10.23 0.37 0.55 0.92 (0.31) — (0.31) 10.84
2018 9.98 0.33 0.27 0.60 (0.35) — (0.35) 10.23
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other
Transactions with Affiliates for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Including
Interest(c),(d)
Gross
Expenses
Excluding
Interest(c)
Net
Expenses
Including
Interest(d)
Net
Expenses
Excluding
Interest
NII
(Loss)(c)
Portfolio
Turnover
Rate(e)
(3.20) % $ 235,489 0.78% 0.76% 0.78% 0.76% 2.32% 80%
11.13 218,844 0.80 0.78 0.80 0.78 2.58 52
1.65 147,502 0.83 0.81 0.81 0.79 2.33 62
8.82 66,541 0.91 0.88 0.83 0.80 3.37 50
5.86 14,215 0.99 0.95 0.83 0.79 2.97 73
(4.00) 32,846 1.58 1.56 1.58 1.56 1.52 80
10.26 32,753 1.60 1.58 1.60 1.58 1.79 52
0.86 20,752 1.63 1.61 1.61 1.59 1.53 62
7.95 6,859 1.71 1.68 1.63 1.60 2.55 50
5.00 2,931 1.79 1.75 1.63 1.59 2.16 73
(3.00) 1,192,377 0.58 0.56 0.58 0.56 2.52 80
11.35 988,085 0.60 0.58 0.60 0.58 2.79 52
1.87 528,224 0.63 0.61 0.61 0.59 2.53 62
9.10 200,355 0.71 0.68 0.63 0.60 3.55 50
6.04 100,166 0.80 0.76 0.63 0.59 3.17 73

Notes to Financial Statements

1. General Information
Trust and Fund Information
The Nuveen Municipal Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940
(the “1940 Act”), as amended. The Trust is comprised of Nuveen High Yield Municipal Bond Fund (“High Yield”), Nuveen Short Duration High Yield
Fund (“Short Duration High Yield”) and Nuveen Strategic Municipal Opportunities Fund (“Strategic Municipal Opportunities”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.
Current Fiscal Period
The end of the reporting period for the Funds is March 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended March 31, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Soft Closure
After the close of business on September 30, 2021 (the “Closing Date”), High Yield suspended offering its shares to new investors. Investors in the
Fund as of the Closing Date may continue to purchase Fund shares, including through the reinvestment of dividends and capital gains distributions.
Shares of the Fund also remain available to clients investing through mutual fund wrap and fee-based advisory programs that utilized the Fund as of the Closing Date and the Fund continues to offer its shares to affiliated fund of funds and model portfolios.
Effective June 1, 2022, the Fund will resume the sale of its shares to new investors and all restrictions associated with the Fund’s soft closure will be rescinded.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $500,000 or more for High Yield and $250,000 or more for Short Duration High Yield and Strategic Municipal Opportunities are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% for High Yield and Strategic Municipal Opportunities and 0.70% for Short Duration
High Yield if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of
1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. The Funds issued Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen mutual fund or for the purposes of dividend reinvestment, but
Class C2 Shares were not available for new accounts or for additional investment into existing accounts. Class C2 Shares were subject to a CDSC of
1% if redeemed within twelve months of purchase. Class C2 Shares converted to Class A Shares after the close of business on June 4, 2021. Class R6
Shares and Class I Shares are sold without an upfront sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Notes to Financial Statements
(continued)
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the
“Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of dividend income and interest income. Dividend income is recorded on the ex-dividend date. Non-cash dividends received the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
Fund
Gross
Custodian Fee
Credits
High Yield
$ 24,276
Short Duration High Yield
791
Strategic Municipal Opportunities
1,813

New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are
“readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.

Notes to Financial Statements
(continued)
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives.
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 26,275,441,240 $ 19,309,130** $ 26,294,750,370
Common Stocks 56,079,583 1,175,946,035
***
– 1,232,025,618
Corporate Bonds – 126,256,024 1,024,817** 127,280,841
Variable Rate Senior Loan Interests – 4,126,736 – 4,126,736
Investments Purchased with Collateral from Securities
Lending 13,492,490 – – 13,492,490
Short-Term Investments:
Repurchase Agreements – 484,427,678 – 484,427,678
Investments in Derivatives:
Credit Default Swaps – – 3,896,579** 3,896,579
Futures Contracts 67,003,278 – – 67,003,278
Total
$ 136,575,351 $ 28,066,197,713 $ 24,230,526 $ 28,227,003,590
Short Duration High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 6,271,888,162 $ 6,221,044** $ 6,278,109,206
Common Stocks – 299,491,259
***
– 299,491,259
Corporate Bonds – 27,627,950 982,120** 28,610,070
Exchange-Traded Funds 15,785,000 – – 15,785,000
Variable Rate Senior Loan Interests – 1,993,557 – 1,993,557
Investments Purchased with Collateral from Securities
Lending 3,677,934 – – 3,677,934
Short-Term Investments:
Repurchase Agreements – 80,000,000 – 80,000,000
Investments in Derivatives:
Futures Contracts 16,912,316 – – 16,912,316
Total
$ 36,375,250 $ 6,681,000,928 $ 7,203,164 $ 6,724,579,342
Strategic Municipal Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 1,435,122,723 $ 44,534** $ 1,435,167,257
Common Stocks – 19,954,476
***
– 19,954,476
Corporate Bonds – 1,031,105 3** 1,031,108
Variable Rate Senior Loan Interests – 13,076 – 13,076
Investments in Derivatives:
Futures Contracts 14,823,984 – – 14,823,984
Total
$ 14,823,984 $ 1,456,121,380 $ 44,537 $ 1,470,989,901
* Refer to the Fund's Portfolio of Investments for state and or/industry classifications, where applicable.
** Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.
*** Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.

4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond
(referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the
“TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the
TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the
Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value.
The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
High Yield
$ 6,819,272,000 $ 899,045,000 $ 7,718,317,000
Short Duration High Yield
152,680,000 42,750,000 195,430,000
Strategic Municipal Opportunities
47,955,000 — 47,955,000

Notes to Financial Statements
(continued)
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, High Yield and Strategic Municipal Opportunities had $16,346,226 and $821,062 of loans outstanding, respectively.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Repurchase Agreements
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
High Yield
$ 6,809,662,485 0.63%
Short Duration High Yield
158,320,411 0.71
Strategic Municipal Opportunities
47,955,000 0.68
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
High Yield
$ 6,766,132,000 $ 888,575,000 $ 7,654,707,000
Short Duration High Yield
152,680,000 42,750,000 195,430,000
Strategic Municipal Opportunities
47,955,000 — 47,955,000
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
High Yield Fixed Income Clearing Corporation $484,427,678 $     (494,116,382)
Short Duration High Yield Fixed Income Clearing Corporation 80,000,000 (81,600,016)

Securities Lending
High Yield and Short Duration High Yield may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, each Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities but excluding derivative transactions and investments purchased with collateral from securities lending, where applicable) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments.  The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Futures Contracts
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities.
Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
High Yield Corporate Bonds $13,167,712 $13,492,490
Short Duration High Yield Corporate Bonds 2,997,166 3,119,809
Exchange-Traded Funds 545,300 558,125
Total $3,542,466 $3,677,934
Fund
Purchases
Sales and
Maturities
High Yield
$ 7,766,435,148 $ 4,461,906,990
Short Duration High Yield
4,428,790,265 2,229,484,545
Strategic Municipal Opportunities
1,442,991,196 1,165,973,288

Notes to Financial Statements
(continued)
“mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for
“Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-
market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, the Funds managed the duration of their respective portfolios by shorting interest rate futures contracts.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
The following table presents the fair value of all futures contracts held by the Funds as of the end of the reporting period, the location of these instruments of the Statement of Assets and Liabilities and the primary underlying risk exposure.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Credit Default Swap Contracts
A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) deliver (receive) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The
Fund
Average Notional Amount of
Futures Contracts Outstanding*
High Yield $1,508,248,053
Short Duration High Yield   612,018,868
Strategic Municipal Opportunities   241,280,235
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Location on the Statement of Assets and Liabilities
Underlying Derivative Asset Derivatives (Liability) Derivatives
Risk Exposure Instrument Location Value Location Value
High Yield
Interest rate Futures contracts - -
Payable for variation margin on futures
contracts* $67,003,278
Short Duration High Yield
Interest rate Futures contracts - -
Payable for variation margin on futures
contracts* $16,912,316
Strategic Municipal Opportunities
Interest Rate Futures contracts - -
Payable for variation margin on futures
contracts* $14,823,984
* Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the asset and/or liability derivatives location as described in the table above.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Futures Contracts
Change in Net Unrealized
Appreciation (Depreciation) of
Futures Contracts
High Yield Interest Rate Future contracts $68,138,015 $37,249,339
Short Duration High Yield Interest Rate Future contracts $21,220,093 $10,197,068
Strategic Municipal Opportunities Interest Rate Future contracts $6,171,069 $11,739,903 difference between the value of the security received (delivered) and the notional amount delivered (received) is recorded as a realized gain or loss.
Payments paid (received) at the beginning of the measurement period are recognized as a component of “Credit default swaps premiums paid and/
or received” on the Statement of Assets and Liabilities, when applicable.
Credit default swap contracts are valued daily. Changes in the value of a credit default swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.
For OTC swaps not cleared through a clearing house (“OTC Uncleared”), the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of
Assets and Liabilities.
Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open swap contracts, if any, is recognized as “Cash collateral at brokers for investments in swaps”
on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to the appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit a Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for
OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities.
Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on credit default swaps” as described in the preceding paragraph. The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
During the current fiscal period, the Funds used credit default swap contracts to purchase credit protection on certain credits, or to take on credit risk on other credits and earn a commensurate credit spread.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
The following table presents the fair value of all swap contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.
The following table presents the Funds’ swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
Fund
Average Notional Amount of
Credit Default Swaps Outstanding*
High Yield $133,000,000
Short Duration High Yield   2,000,000
Strategic Municipal Opportunities   500,000
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of
the    current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Location on the Statement of Assets and Liabilities
Underlying Derivative Asset Derivatives (Liability) Derivatives
Risk Exposure Instrument Location Value Location Value
High Yield
Credit
Swaps (OTC
Uncleared )
Unrealized appreciation on credit default
swaps** $3,896,579 - $-
** Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities and is not reflected in the cumulative unrealized appreciation (depreciation) presented above.

Notes to Financial Statements
(continued)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on swap contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
Gross Amounts Not Offset on
the Statement of Assets and
Liabilities
Fund Counterparty
Gross
Unrealized
Appreciation
Credit Default
Swaps***
Gross
Unrealized
(Depreciation)
Credit Default
Swaps***
Net Unrealized
Appreciation
(Depreciation) on
Credit Default
Swaps
Interest
Rate Swaps
Premium
Paid
(Received)
Financial
Instruments****
Collateral
Pledged
to (from)
Counterparty Net Exposure
High Yield
Citigroup Global
Markets Inc. $3,896,579 $-   $3,896,579 (6,027,440) $-   $1,940,000 $(190,861)
***  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
****Represents inverse floating rate securities available to offset.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Swaps
Change in Net Unrealized
Appreciation (Depreciation) of
Swaps
High Yield Credit Swaps $3,019,451 $2,088,008
Short Duration High Yield Credit Swaps $72,420 $(48,221)
Strategic Municipal Opportunities Credit Swaps $19,232 $(11,951)

5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
3/31/22
Year Ended
3/31/21
High Yield Shares Amount Shares Amount
Shares sold:
Class A 119,397,767 $2,184,283,098 155,568,837 $2,654,005,877
Class A - automatic conversion of Class C Shares 26,688 480,917 342 6,087
Class A - automatic conversion of Class C2 Shares 106,632 1,908,966 94,644 1,554,376
Class C 11,620,727 213,011,959 13,303,561 227,718,211
Class C2
(1)
5 89 101,186 1,666,529
Class R6 26,059,826 475,915,432 20,644,379 351,925,480
Class I 285,762,051 5,218,718,380 272,952,516 4,642,041,178
Shares issued to shareholders due to reinvestment of distributions:
Class A 18,537,081 336,877,020 17,911,527 305,703,285
Class C 2,734,443 49,628,703 3,026,660 51,538,182
Class C2
(1)
16,436 298,789 571,882 9,669,215
Class R6 145,990 2,649,965 118,601 2,037,109
Class I 24,536,617 445,737,369 22,124,671 377,618,094
488,944,263 8,929,510,687 506,418,806 8,625,483,623
Shares redeemed:
Class A (123,388,910) (2,229,184,426) (123,953,366) (2,103,567,903)
Class C (16,320,470) (294,897,520) (23,116,960) (391,261,593)
Class C - automatic conversion to Class A Shares (26,725) (480,917) (343) (6,087)
Class C2
(1)
(3,111,516) (56,705,104) (19,365,437) (332,856,488)
Class C2 - automatic conversion to Class A Shares (106,751) (1,908,966) (94,699) (1,554,376)
Class R6 (14,504,688) (262,461,358) (89,711,463) (1,475,517,394)
Class I (225,760,498) (4,076,350,214) (270,968,965) (4,561,236,064)
(383,219,558) (6,921,988,505) (527,211,233) (8,865,999,905)
Net increase (decrease) 105,724,705 $2,007,522,182 (20,792,427) $(240,516,282)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
3/31/22
Year Ended
3/31/21
Short Duration High Yield Shares Amount Shares Amount
Shares sold:
Class A 62,470,735 $655,394,709 37,546,216 $376,129,073
Class A - automatic conversion of Class C Shares 4,362 45,404 — —
Class A - automatic conversion of Class C2 Shares 23,964 247,304 4,827 48,370
Class C 3,767,899 39,544,505 2,452,874 24,483,272
Class C2
(1)
— — 70,551 686,670
Class I 312,048,060 3,280,024,347 160,489,521 1,611,780,790
Shares issued to shareholders due to reinvestment of distributions:
Class A 3,295,702 34,513,532 3,217,714 31,925,183
Class C 294,330 3,085,664 369,152 3,663,961
Class C2
(1)
1,835 19,134 28,816 285,141
Class I 12,181,610 127,793,563 9,647,298 95,898,738
394,088,497 4,140,668,162 213,826,969 2,144,901,198
Shares redeemed:
Class A (32,579,271) (341,025,330) (57,374,507) (566,230,390)
Class C (3,020,689) (31,608,068) (6,207,185) (61,382,624)
Class C - automatic conversion to Class A Shares (4,362) (45,404) — —
Class C2
(1)
(437,972) (4,583,335) (1,106,376) (11,033,609)
Class C2 - automatic conversion to Class A Shares (23,964) (247,304) (4,827) (48,370)
Class I (163,113,211) (1,703,924,781) (214,263,185) (2,112,573,487)
(199,179,469) (2,081,434,222) (278,956,080) (2,751,268,480)
Net increase (decrease) 194,909,028 $2,059,233,940 (65,129,111) $(606,367,282)

Notes to Financial Statements
(continued)
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distressed PIK bond adjustments, investments in partnerships, paydowns, taxable market discount, and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
3/31/22
Year Ended
3/31/21
Strategic Municipal Opportunities Shares Amount Shares Amount
Shares sold:
Class A 7,390,377 $86,190,142 9,206,622 $102,684,663
Class C 730,032 8,547,724 1,284,560 14,269,880
Class I 54,415,101 631,346,437 59,874,007 666,332,317
Shares issued to shareholders due to reinvestment of distributions:
Class A 876,438 10,166,941 452,936 5,097,073
Class C 98,192 1,139,127 48,293 543,549
Class I 4,238,577 49,196,016 2,061,760 23,263,542
67,748,717 786,586,387 72,928,178 812,191,024
Shares redeemed:
Class A (5,299,786) (60,568,837) (4,516,481) (50,454,328)
Class C (607,890) (7,024,343) (438,401) (4,910,496)
Class I (33,260,319) (379,886,678) (25,846,523) (287,097,097)
(39,167,995) (447,479,858) (30,801,405) (342,461,921)
Net increase (decrease) 28,580,722 $339,106,529 42,126,773 $469,729,103
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
High Yield
$ 21,057,349,080 $ 1,774,617,601 $ (1,421,800,927) $ 352,816,674
Short Duration High Yield
6,609,629,402 316,646,757 (354,375,787) (37,729,030)
Strategic Municipal Opportunities
1,487,518,018 32,067,060 (96,550,026) (64,482,966)

The tax character of distributions paid were as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
High Yield
$ 93,065,309 $ 17,299,683 $ — $ 352,816,674 $ (797,382,472) $ — $ (87,641,538) $ (421,842,344)
Short Duration
High Yield
11,254,381 3,535,896 — (37,729,030) (185,996,201) — (16,887,122) (225,822,076)
Strategic
Municipal
Opportunities
1,155,194 1,210,437 10,781,872 (64,489,287) — — (3,253,611) (54,595,395)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period March 1, 2022 through March 31, 2022 and paid on April 1, 2022.
3/31/22 3/31/21
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
High Yield
$ 1,025,536,415 $ 48,127,792 $ — $ 908,610,677 $ 58,680,545 $ —
Short Duration High Yield
188,265,304 7,699,814 — 154,805,227 12,544,938 —
Strategic Municipal Opportunities
33,852,747 6,848,526 22,095,047 24,489,916 1,539,676 2,907,740
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund
Short-Term Long-Term Total
High Yield
$ 708,134,182 $ 89,248,290 $ 797,382,472
Short Duration High Yield
176,982,525 9,013,676 185,996,201
Strategic Municipal Opportunities
— — —
Fund
Utilized
High Yield
$ 36,892,588
Short Duration High Yield
2,182,059
Strategic Municipal Opportunities
—

Notes to Financial Statements
(continued)
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of March 31, 2022, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitations expiring July 31, 2023, may be terminated or modified prior to that date only with the approval of the Board.
Average Daily Net Assets High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
For the first $125 million 0.4000% 0.4000% 0.3500%
For the next $125 million 0.3875 0.3875 0.3375
For the next $250 million 0.3750 0.3750 0.3250
For the next $500 million 0.3625 0.3625 0.3125
For the next $1 billion 0.3500 0.3500 0.3000
For the next $3 billion - - 0.2750
For the next $5 billion - - 0.2500
For the next $10 billion - - 0.2375
For the next $8 billion 0.3250 0.3250
-
For the next $5 billion 0.3125 0.3125
-
For the next $5 billion 0.3000 0.3000
-
For net assets over $20 billion 0.2875 0.2875
-
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
High Yield
0 .1547%
Short Duration High Yield
0 .1547%
Strategic Municipal Opportunities
0 .1547%

Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C2 Shares incurred a 0.55% annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class R6 and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C and Class
C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such
12b-1 fees as follows:
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Short Duration High Yield 0.65% July 31, 2023
Strategic Municipal Opportunities 0.64% July 31, 2023
Fund
Purchases Sales
Realized
Gain (Loss)
High Yield
$ 20,241 $ 161,275,704 $ 864,173
Short Duration High Yield
147,760,809 1,065,780 (108,762)
Strategic Municipal Opportunities
— — —
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
High Yield
$ 14,136,137 $ 13,113,180
Short Duration High Yield
2,286,741 2,226,182
Strategic Municipal Opportunities
630,995 610,374
Fund
Commission
Advances
(Unaudited)
High Yield
$ 9,433,375
Short Duration High Yield
2,275,265
Strategic Municipal Opportunities
616,058

Notes to Financial Statements
(continued)
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2022 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Prior to June 23, 2021, the drawn interest rate was equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed.  The Participating Funds also incurred a 0.05% upfront fee on the increase of the $230 million commitment amount during the reporting period.  Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
Fund
12b-1 Fees
Retained
(Unaudited)
High Yield
$ 2,496,047
Short Duration High Yield
285,707
Strategic Municipal Opportunities
94,186
Fund
CDSC
Retained
(Unaudited)
High Yield
$ 841,717
Short Duration High Yield
161,645
Strategic Municipal Opportunities
62,864
Fund
Maximum
Outstanding
Balance
High Yield
$ —
Short Duration High Yield
29,100,000

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Strategic Municipal Opportunities
$ 17,700,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
High Yield
— $ — — %
Short Duration High Yield
1 29,100,000 1.53
Strategic Municipal Opportunities
2 10,000,000 1.36

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
High Yield $ —
Short Duration High Yield —
Strategic Municipal Opportunities 22,095,047

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Corporate-Backed Municipal Bond:
A municipal bond issued by a state or local government agency and backed by a corporate entity.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Industrial Development Revenue Bond (IDR):
A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.
Inverse Floating Rate Securities:
Inverse floating rate securities, also known as inverse floaters or tender option bonds
(TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust.
This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value.
Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Lipper General & Insured Municipal Debt Funds Classification Average:
Represents the average annualized total
return for all reporting funds in the Lipper General & Insured Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper High Yield Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper High Yield Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refundings:
Pre-Refunded Bond/Pre-Refundings, also known as advance refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Yield Index:
An index that is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Short Duration Municipal Yield Index:
An index that consists of bonds maturing in 1 to 12 years and is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage each Fund’s liquidity risk. The
Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors (the “Board”) previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser (the “Adviser”), as the administrator of the Program. The Adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the Adviser’s Liquidity Oversight Sub-
Committee (“LOSC”). LMAT and LOSC are composed of personnel from the Adviser and Teachers Advisors, LLC, an affiliate of the Adviser.
At a May 26, 2021 meeting of the Board, the Adviser provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the calendar year 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the
Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the
Fund’s investment strategy and the liquidity of its portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each of the Funds’ portfolio investments are classified into one of four liquidity categories (including the most liquid, “Highly Liquid,” and the least liquid, “Illiquid,” as discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, using third-party vendor data.
A fund that does not primarily hold Highly Liquid investments must, among other things, determine a minimum percentage of the fund’s net assets that must be invested in Highly Liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held
Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a fund from acquiring Illiquid investments if doing so would result in the fund holding more than 15% of its net assets in Illiquid investments, and requires certain reporting to the fund’s board and the Securities and Exchange Commission any time a fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, the Funds did not exceed the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)
389
At a meeting held on May 25-27, 2021 (the “May Meeting”), the Board of Trustees or Directors, as applicable (the “Board” and each Trustee or
Director, a “Board Member”) of the Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the
Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the
“Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. Although the 1940 Act requires that continuances of the
Advisory Agreements (as defined below) be approved by the in-person vote of a majority of the Independent Board Members, the May Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and governmental restrictions on gatherings. The May Meeting was held virtually in reliance on certain exemptive relief the Securities and Exchange
Commission provided to registered investment companies providing temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in light of these challenges.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.” Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to its annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the funds; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and portfolio teams, when feasible.
In addition, in connection with the annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its annual consideration of the renewal of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2020 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers;
an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-
end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued during the year for the benefit of particular fund(s) and/
or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the
Board and its committees during the year.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 21-22, 2021 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the
Adviser’s evaluation of each sub-adviser to the Nuveen funds. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting. The Board reviewed fund performance throughout the year and in its review, the Board recognized the volatile market conditions that occurred in early 2020 arising, in part, from the public health crisis caused by the novel coronavirus known as COVID-19 and the resulting impact on a fund’s performance for 2020 and thereafter. Accordingly, the Board considered performance data measured over various periods of time as summarized in more detail below.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided throughout the year and at the April and May Meetings, and each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process.
The following summarizes the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory
Agreements as well as the Board’s conclusions.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the
Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory and other developments. The Board accordingly considered the extensive resources, tools and capabilities available to the Adviser to operate and manage the Nuveen funds. With respect to the Adviser, as a general matter, some of these services it and its affiliates provide to the Nuveen funds include, but are not limited to: product management (such as setting dividends, analyzing fund expenses, providing competitive analysis, and providing due diligence support); investment oversight, risk management and securities valuation services (such as overseeing and reviewing the various sub-advisers to the Nuveen funds and their investment teams;
analyzing fund performance and risk data; overseeing operational and risk management; participating in financial statement, marketing and risk disclosures; providing daily valuation services and developing related valuation policies, procedures and methodologies; periodic testing of audit and regulatory requirements; participating in product development and management processes; participating in leverage management, liquidity monitoring and counterparty credit oversight; providing due diligence and overseeing fund accounting and custody providers; overseeing third party pricing services and periodically assessing investment and liquidity risks); fund administration (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; overseeing the funds’ independent public accountants and other service providers; analyzing products and enhancements; and managing fund budgets and expenses); oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers); Board relations services
(such as organizing and administering Board and committee meetings, preparing various reports to the Board and committees and providing other support services); compliance and regulatory oversight services (such as managing compliance policies; monitoring compliance with applicable fund policies and laws and regulations; devising internal compliance programs and a framework to review and assess compliance programs; evaluating the compliance programs of the various sub-advisers to the Nuveen funds and certain other service providers; responding to regulatory requests;
and preparing compliance training materials); and legal support and oversight of outside law firms (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies).
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2020 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership, market approach and shared support functions within
Nuveen and its affiliates in seeking to operate more effectively the business and enhance the services to the Nuveen funds;
Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; and modifying portfolio management teams for various funds;
Investment Team Integrations – continuing to integrate and adjust the members of certain investment teams, in part, to allow greater access to tools and resources within the Nuveen organization and its affiliates;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds and facilitate regulatory or logistical changes;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk, increase operating efficiencies, implement enhancements to strengthen key compliance program elements and support international business growth and other corporate objectives;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment teams; new products; changes to mandates, policies and benchmarks; and other management proposals;

Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting daily calculations and monitoring of risk measures across the Nuveen funds, instituting appropriate investment risk controls, providing risk reporting throughout the firm, participating in internal oversight committees, and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintains the valuation policies and procedures, facilitates valuation committee meetings, manages relationships with pricing vendors, and prepares relevant valuation reports and designs methods to simplify and enhance valuation workflow within the organization;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program designed to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Dividend Management Services – continuing to manage the dividends among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
In its review, the Board recognized that Nuveen’s risk management, compliance, technology and operations capabilities are all integral to providing its investment management services to the Nuveen funds. Further, the Board noted the benefits to shareholders of investing in a Nuveen fund, as each Nuveen fund is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times as occurred in the market in the first half of 2020. The Board recognized the impact of the
COVID-19 pandemic during the year and the adaptations required by service providers to continue to deliver their services to the Nuveen funds, including working remotely. In this regard, the Board noted the ability of the Adviser and the various sub-advisers to the Nuveen funds to provide continuously their services notwithstanding the significant disruptions caused by the pandemic. In addition to the services provided by the Adviser, the Board also considered the risks borne by the Adviser and its affiliates in managing the Nuveen funds, including entrepreneurial, operational, reputational, regulatory and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board also considered the structure of investment personnel compensation programs and whether this structure provides appropriate incentives to act in the best interests of the respective Nuveen funds. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-
year periods ending December 31, 2020 as well as performance data periods ending nearer to the May Meeting, including the quarter, one-, three-
and five-year periods ending March 31, 2021 and May 14, 2021. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers
(both overperformance and underperformance); the factors contributing to the performance; and any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers since 2018 or significant changes, among other things, to their investment strategies or policies since 2019, the Board reviewed certain performance data comparing the performance of such funds before and after such changes. In considering performance data, the
Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s) (such as differences in the use of leverage) as well as differences in the composition of the Performance Peer Group over time will necessarily contribute to differences in performance results and limit the value of the comparative information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the funds as low, medium or high.
The Board also evaluated performance in light of various relevant factors, including, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board recognized the significant market decline in the early part of 2020 in connection with, among other things, the impact of the COVID-19 pandemic and that such a period of underperformance and market volatility may significantly weigh on the longer term performance results. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods.
However, with respect to any Nuveen funds for which the Board had identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen High Yield Municipal Bond Fund (the “High Yield Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2020, the Fund ranked in the third quartile of its
Performance Peer Group for the one-year period ended December 31, 2020 and first quartile of its Performance Peer Group for the three- and five-
year periods ended December 31, 2020. Further, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2021 and May 14, 2021, the Fund outperformed its benchmark for the one-year periods ended March 31, 2021 and May 14, 2021 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2021 and
May 14, 2021. Based on its review, the Board was satisfied with the Fund’s overall performance.
For Nuveen Short Duration High Yield Municipal Bond Fund (the “Short Duration Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2020. The Fund also ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2021 and May 14, 2021. The Board, however, recognized that the Performance Peer Group was classified as low for relevancy given that the Fund was included in a generally longer duration peer group. Further, the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2021 and May 14, 2021. However, the Board noted that although weaker relative performance in 2020, particularly in the first quarter of 2020, and outflows in 2020, among other things, continued to weigh on longer term performance results, the Fund had improved performance in the short term with the Fund outperforming its benchmark for the one-year periods ended March 31, 2021 and May 14, 2021 and ranking in the first quartile of its Performance Peer Group for the quarter ended March 31, 2021.
Based on its review, the Board was satisfied with the Fund’s overall performance.
For Nuveen Strategic Municipal Opportunities Fund (the “Strategic Fund”), the Board noted that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2020, March 31, 2021, and
May 14, 2021. In its review, the Board noted that the Performance Peer Group was classified as low for relevancy. Based on its review, the Board was satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of each fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the
“Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology
Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.

In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $58.4 million and fund-level breakpoints reduced fees by approximately $69.6 million in 2020. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.2 million in fees for shareholders in 2020.
With respect to the Sub-Adviser, the Board also considered the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-
advisory services provided to the respective Fund, the breakpoint schedule and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the High Yield Fund and the Short Duration Fund each had a net management fee that was in line with the respective peer average and a net expense ratio that was below the respective peer average; and (b) the Strategic Fund had a net management fee and a net expense ratio that were in line with the respective peer averages.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include retail and institutional managed accounts, passively managed exchange-traded funds (“ETFs”)
sub-advised by the Sub-Adviser that are offered by another fund complex and municipal managed accounts offered by an unaffiliated adviser. With respect to the Sub-Adviser, the Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts as well as the sub-advisory fee the Sub-Adviser received for serving as sub-adviser to passive ETFs offered outside the Nuveen family.
In considering the fee data of other clients, the Board recognized, among other things, the differences in the amount, type and level of services provided to the Nuveen funds relative to other clients as well as the differences in portfolio investment policies, investor profiles, account sizes and regulatory requirements, all of which contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to the other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Further, with respect to ETFs, the Board considered that Nuveen ETFs were passively managed compared to the active management of the other Nuveen funds which contributed to the differences in fee levels between the Nuveen
ETFs and other Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the
Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2020 and 2019. The Board reviewed, among other things, Nuveen’s net margins (pre-tax) (both including and excluding distribution expenses); gross and net revenue margins (pre- and post-tax and excluding distribution) from Nuveen funds only; revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen for fund advisory services;
and comparative profitability data comparing the operating margins of Nuveen compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition)
for each of the last two calendar years. In reviewing the peer comparison data, the Independent Board Members noted that Nuveen
Investments, Inc.’s operating margins were on the low range compared to the total company adjusted operating margins of the peers. The
Board also reviewed the revenues and expenses the Adviser derived from its ETF product line for the 2019 and 2020 calendar years.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide expenses to the Nuveen complex and its affiliates and to further allocate such Nuveen complex expenses between the Nuveen fund and non-fund businesses. Generally, fund-specific expenses are allocated to the Nuveen funds and partial fund-related expenses and/or corporate overhead and shared costs
(such as legal and compliance, accounting and finance, information technology and human resources and office services) are partially attributed to the funds pursuant to cost allocation methodologies. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2020, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution)
and total company margins from Nuveen Investments, Inc. compared to the firm-wide adjusted margins of the peers for each calendar year from 2010 to 2020. The Board had also appointed three Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and any proposed changes to the cost allocation methodology prior to incorporating any such changes and to report to the full Board. The Board recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results. The Independent Board Members also considered the key drivers behind the revenue and expense changes that impacted Nuveen’s net margins between 2019 and 2020. The Board also noted
the reinvestments Nuveen and/or its parent made into its business through, among other things, the investment of seed capital in certain
Nuveen funds and continued investments in enhancements to information technology, portfolio accounting systems and the global trading platform.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments, Inc. were in the lower half of the peer group range; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2020 and 2019 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility as experienced with the COVID-19 pandemic.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities for the calendar year ended December 31, 2020 as well as its pre- and post-tax net revenue margins for 2020 compared to such margins for 2019. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar year ending December 31, 2020 and the pre- and post-tax revenue margins from 2020 and 2019.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board noted that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-
level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined. In the calculation of the complex-level component, the Board noted that it had approved the acquisition of several Nuveen funds by similar TIAA-CREF funds in 2019.
However, to mitigate the loss of the assets of these Nuveen funds deemed eligible to be included in the calculation of the complex-wide fee when these Nuveen funds left the complex upon acquisition, Nuveen agreed to credit approximately $604.5 million to assets under management to the
Nuveen complex in calculating the complex-wide component.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2019 and
2020), including the temporary expense caps applicable to the Short Duration Fund and the Strategic Fund.

The Independent Board Members also recognized the Adviser’s continued reinvestment in its business through various initiatives including maintaining a seed account available for investments into Nuveen funds and investing in its internal infrastructure, information technology and other systems that will, among other things, consolidate and enhance accounting systems, integrate technology platforms to support growth and efficient data processing, and further develop its global trading platform to enhance the investment process for the investment teams.
Based on its review, the Board concluded that the current fee arrangements together with the Adviser’s reinvestment in its business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted that, subject to certain exceptions, the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party broker-dealers, the Board reviewed the amount retained by the Adviser’s affiliate. In addition, the Independent Board Members also noted that various sub-advisers
(including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board noted that any benefits for the Sub-Adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), and chair of its investment committee; formerly, Member, Chicago Fellowship
Board (philanthropy) 2005-2016); formerly, Director, Fulcrum IT
Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General
Investment Management America, Inc. (asset management) (2008-
2013); formerly, CEO and President, Northern Trust Global
Investments (financial services) (2004-2007); Executive Vice
President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board(2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
142
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College; formerly, Member and President
Pro-Tem of the Board of Regents for the State of Iowa University
System (2007- 2013); Director and Chairman (2009-2021), United
Fire Group, a publicly held company; Director, Public Member,
American Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
142
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
142

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
142
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
142
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
142
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
142

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Judith M. Stockdale
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1997 Board Member, Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.)
(since 2013); formerly, Board Member, U.S. Endowment for
Forestry and Communities (national endowment addressing
forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.)
(2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation
endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes
Protection Fund (endowment created jointly by seven of the
eight Great Lakes states’ Governors to take a regional
approach to improving the health of the Great Lakes)
(1990-1994).
142
Carole E. Stone
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2007 Former Director, Chicago Board Options Exchange
(2006-2017), and C2 Options Exchange, Incorporated
(2009-2017); formerly, Director, Cboe Global Markets, Inc.,
(2010-2020) (formerly named CBOE Holdings, Inc.); formerly,
Commissioner, New York State Commission on Public Authority
Reform (2005-2010).
142
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
142
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004)
and Chair (since 2015) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
142
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
142

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Christopher E. Stickrod
1976
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2020 Senior Managing Director (since 2017) and Head of Advisory Product (since
2020), formerly, Managing Director (2016-2017) and Senior Vice President (2013-
2016) of Nuveen; Senior Managing Director of Nuveen Securities, LLC (since
2018) and of Nuveen Fund Advisors, LLC (since 2019).
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016)
and Nuveen Fund Advisors, LLC (since 2017); Managing Director and Associate
General Counsel (since January 2022), formerly, Vice President and Associate
General Counsel of Nuveen (-2021) and Vice President, Assistant
Secretary and Associate General Counsel of Nuveen Asset Management, LLC
(since 2018).
Diana R. Gonzalez
1978
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2017); Vice President and Associate General Counsel of Nuveen (since 2017);
Associate General Counsel of Jackson National Asset Management, LLC
(2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017), formerly, Vice President (2011-
2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors,
LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
Jacques M. Longerstaey
1963
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2019 Senior Managing Director, Chief Risk Officer, Nuveen, LLC (since May 2019);
Senior Managing Director (since May 2019) of Nuveen Fund Advisors, LLC;
formerly, Chief Investment and Model Risk Officer, Wealth & Investment
Management Division, Wells Fargo Bank (NA) (2013-2019).
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary
of Nuveen Asset Management, LLC (since 2021); Managing Director of TIAA
SMA Strategies LLC (since 2021); Managing Director (since 2019, formerly, Vice
President and Director), Associate General Counsel and Assistant Secretary of
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF
Funds and TIAA-CREF Life Funds; Managing Director (since 2018), formerly, Vice
President and Director, Associate General Counsel and Assistant Secretary of
Teachers Insurance and Annuity Association of America, Teacher Advisors LLC and
TIAA-CREF Investment Management, LLC; Vice President (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Nuveen Alternative
Advisors LLC; General Counsel and Assistant Secretary of Covariance Capital
Management, Inc. (2014-2017).

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel
(since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2008-2016);
Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of
Nuveen Securities, LLC, formerly Executive Vice President (2016-2017) and
Managing Director (2008-2016); Senior Managing Director (since 2017) and
Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General
Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director
(2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director
(since 2017), Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2011-2016); formerly
Vice President (2007-2021) and Secretary (2016-2021), of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC; Vice
President and Secretary of Winslow Capital Management, LLC (since 2010). Senior
Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative
Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director of Mutual Fund Tax and Financial Reporting groups at
Nuveen (since 2017); Managing Director of Nuveen Fund Advisors, LLC (since
2019); Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund
Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA
Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.
Deann D. Morgan
1969
730 Third Avenue
New York, NY 10017
Vice President 2020 President, Nuveen Fund Advisors, LLC (since 2020); Executive Vice President,
Global Head of Product at Nuveen (since 2019); Co-Chief Executive Officer of
Nuveen Securities, LLC (since 2020); Managing Member of MDR
Collaboratory LLC (since 2018); Managing Director, Head of Wealth
Management Product Structuring & COO Multi Asset Investing. The
Blackstone Group (2013-2017).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) and
Vice President (2011-2016) of Nuveen.
E. Scott Wickerham
1973
TIAA
730 Third Avenue
New York, NY 10017
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration
(2014-2015); has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019), formerly, Assistant General Counsel (2008-2016) of Nuveen.
Gifford R. Zimmerman
1956
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
1988 Formerly: Managing Director (2002-2020) and Assistant Secretary (2002-2020)
of Nuveen Securities, LLC; formerly, Managing Director (2002-2020), Assistant
Secretary (1997-2020) and Co-General Counsel (2011-2020) of Nuveen Fund
Advisors, LLC; formerly, Managing Director (2004-2020) and Assistant
Secretary (1994-2020) of Nuveen Investments, Inc.; formerly, Managing
Director, Assistant Secretary and Associate General Counsel of Nuveen Asset
Management, LLC (2011-2020); formerly, Vice President and Assistant
Secretary of NWQ Investment Management Company, LLC (2002-2020), Santa
Barbara Asset Management, LLC (2006-2020) and Winslow Capital
Management, LLC (2010-2020); Chartered Financial Analyst.
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-HYM-0322D 2171560-Y-05/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Carole E. Stone, Jack B. Evans and Albin F. Moschner, who are “independent” for purposes of Item 3 of Form N-CSR.

Ms. Stone served for five years as Director of the New York State Division of the Budget. As part of her role as Director, Ms. Stone was actively involved in overseeing the development of the State’s operating, local assistance and capital budgets, its financial plan and related documents; overseeing the development of the State’s bond-related disclosure documents and certifying that they fairly presented the State’s financial position; reviewing audits of various State and local agencies and programs; and coordinating the State’s system of internal audit and control. Prior to serving as Director, Ms. Stone worked as a budget analyst/examiner with increasing levels of responsibility over a 30 year period, including approximately five years as Deputy Budget Director. Ms. Stone has also served as Chair of the New York State Racing Association Oversight Board, as Chair of the Public Authorities Control Board, as a Commissioner on the New York State Commission on Public Authority Reform and as a member of the Boards of Directors of several New York State public authorities. These positions have involved overseeing operations and finances of certain entities and assessing the adequacy of project/entity financing and financial reporting. Currently, Ms. Stone is on the Board of Directors of CBOE Holdings, Inc., of the Chicago Board Options Exchange, and of C2 Options Exchange. Ms. Stone’s position on the boards of these entities and as a member of both CBOE Holdings’ Audit Committee and its Finance Committee has involved, among other things, the oversight of audits, audit plans and preparation of financial statements.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner, Founder and Chief Executive Officer, Northcroft Partners, LLC, (management consulting) (since 2012); formerly, Chairman (2019), and Director (2012-2019), USA Technologies, Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial Corporation (1996-2016); previously, held positions at Leap Wireless International, Inc., (consumer wireless services) including Consultant (2011-2012), Chief Operating Officer (2008-2011), and Chief Marketing Officer (2004-2008); formerly, President, Verizon Card Services division of Verizon Communications, Inc. (2000-2003); formerly, President, One Point Services at One Point Communications (telecommunication services) (1999-2000); formerly, Vice Chairman of the Board, Diba, Incorporated (internet technology provider) (1996-1997); formerly, various executive positions (1991-1996), including Chief Executive Officer (1995-1996) of Zenith Electronics Corporation (consumer electronics).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers the Funds’ auditor, billed to the Funds’ during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended March 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen All-American Municipal Bond Fund	41,175	0	5,422	0
Nuveen Limited Term Municipal Bond Fund	41,175	0	434	0
Nuveen High Yield Municipal Bond Fund	87,800	0	6,242	0
Nuveen Intermediate Duration Municipal Bond Fund	41,175	0	518	0
Nuveen Short Duration High Yield Municipal Bond Fund	67,100	0	2,039	0
Nuveen Strategic Municipal Opportunities Fund	37,025	0	157	0

Total	$315,450	$0	$14,810	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen All-American Municipal Bond Fund	0%	0%	0%	0%
Nuveen Limited Term Municipal Bond Fund	0%	0%	0%	0%
Nuveen High Yield Municipal Bond Fund	0%	0%	0%	0%
Nuveen Intermediate Duration Municipal Bond Fund	0%	0%	0%	0%
Nuveen Short Duration High Yield Municipal Bond Fund	0%	0%	0%	0%
Nuveen Strategic Municipal Opportunities Fund	0%	0%	0%	0%

March 31, 2021	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen All-American Municipal Bond Fund	54,130	0	1,365	0
Nuveen Limited Term Municipal Bond Fund	54,335	0	1,487	0
Nuveen High Yield Municipal Bond Fund	126,965	0	3,770	0
Nuveen Intermediate Duration Municipal Bond Fund	61,615	0	1,876	0
Nuveen Short Duration High Yield Municipal Bond Fund	61,140	0	824	0
Nuveen Strategic Municipal Opportunities Fund	37,020	0	211	0

Total	$395,205	$0	$9,533	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen All-American Municipal Bond Fund	0%	0%	0%	0%
Nuveen Limited Term Municipal Bond Fund	0%	0%	0%	0%
Nuveen High Yield Municipal Bond Fund	0%	0%	0%	0%
Nuveen Intermediate Duration Municipal Bond Fund	0%	0%	0%	0%
Nuveen Short Duration High Yield Municipal Bond Fund	0%	0%	0%	0%
Nuveen Strategic Municipal Opportunities Fund	0%	0%	0%	0%

Fiscal Year Ended March 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Municipal Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended March 31, 2021	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Municipal Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended March 31, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen All-American Municipal Bond Fund	5,422	0	0	5,422
Nuveen Limited Term Municipal Bond Fund	434	0	0	434
Nuveen High Yield Municipal Bond Fund	6,242	0	0	6,242
Nuveen Intermediate Duration Municipal Bond Fund	518	0	0	518
Nuveen Short Duration High Yield Municipal Bond Fund	2,039	0	0	2,039
Nuveen Strategic Municipal Opportunities Fund	157	0	0	157

Total	$14,810	$0	$0	$14,812

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended March 31, 2021	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen All-American Municipal Bond Fund	1,365	0	0	1,365
Nuveen Limited Term Municipal Bond Fund	1,487	0	0	1,487
Nuveen High Yield Municipal Bond Fund	3,770	0	0	3,770
Nuveen Intermediate Duration Municipal Bond Fund	1,876	0	0	1,876
Nuveen Short Duration High Yield Municipal Bond Fund	824	0	0	824
Nuveen Strategic Municipal Opportunities Fund	211	0	0	211

Total	$9,533	$0	$0	$9,533

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: June 3, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: June 3, 2022